UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2015 through August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2015 (Unaudited)

JPMorgan Prime Money Market Fund

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

Dear Shareholder,

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan Prime Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2015	$117.3 Billion
Weighted Average Maturity^	40 days
Weighted Average Life^^	61 days

MATURITY SCHEDULE*^
1 day	24.9%
2–7 days	5.7
8–30 days	23.8
31–60 days	21.4
61–90 days	15.1
91–180 days	5.3
181+ days	3.8

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Class C Shares	0.01%
Agency Shares	0.03
Capital Shares	0.11
Cash Management Shares	0.01
Direct Shares	0.04
Eagle Class Shares	0.01
IM Shares	0.13
Institutional Class Shares	0.08
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.89)%, (0.02)%, 0.08%, (0.67)%, (0.02)%, (0.42)%, 0.13%, 0.03%, (0.23)%, (0.24)%, (0.17)%, (0.42)% and (0.80)% for Class C Shares, Agency Shares, Capital Shares, Cash Management Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan Liquid Assets Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2015	$18.8 Billion
Weighted Average Maturity^	39 days
Weighted Average Life^^	66 days

MATURITY SCHEDULE*^
1 day	23.4%
2–7 days	6.8
8–30 days	27.1
31–60 days	21.3
61–90 days	12.1
91–180 days	5.8
181+ days	3.5

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Class C Shares	0.01%
Agency Shares	0.05
Capital Shares	0.14
E*Trade Shares	0.01
Institutional Class Shares	0.11
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.85)%, (0.01)%, 0.10%, (0.75)%, 0.05%, (0.21)%, (0.31)%, (0.15)%, (0.41)% and (0.83)% for Class C Shares, Agency Shares, Capital Shares, E*Trade Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan U.S. Government Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2015	$60.5 Billion
Weighted Average Maturity^	44 days
Weighted Average Life^^	61 days

MATURITY SCHEDULE*^
1 day	24.0%
2–7 days	13.3
8–30 days	19.7
31–60 days	13.9
61–90 days	11.3
91–180 days	14.7
181+ days	3.1

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Agency Shares	0.01%
Capital Shares	0.01
Direct Shares	0.01
Eagle Class Shares	0.01
IM Shares	0.01
Institutional Class Shares	0.01
Investor Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.16)%, (0.06)%, (0.16)%, (0.57)%, (0.01)%, (0.11)%, (0.37)%, (0.46)%, (0.31)%, (0.58)% and (0.92)% for Agency Shares, Capital Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan U.S. Treasury Plus Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by U.S. Treasury securities
Suggested investment time frame	Short-term
Share classes offered	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2015	$17.1 Billion
Weighted Average Maturity^	41 days
Weighted Average Life^^	49 days

MATURITY SCHEDULE*^
1 day	62.8%
2–7 days	2.8
8–30 days	1.2
31–60 days	2.8
61–90 days	4.7
91–180 days	22.0
181+ days	3.7

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Class C Shares	0.00%
Agency Shares	0.00
Direct Shares	0.00
Eagle Class Shares	0.00
IM Shares	0.00
Institutional Class Shares	0.00
Investor Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.05)%, (0.20)%, (0.20)%, (1.78)%, (0.05)%, (0.15)%, (0.37)%, (0.51)%, (0.35)%, (0.61)% and (2.92)% for Class C Shares, Agency Shares, Direct Shares, Eagle Class Shares, IM Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan Federal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Aims to provide current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Agency, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2015	$4.4 Billion
Weighted Average Maturity^	48 days
Weighted Average Life^^	61 days

MATURITY SCHEDULE*^
1 day	0.7%
2–7 days	8.1
8–30 days	38.2
31–60 days	26.9
61–90 days	13.6
91–180 days	10.0
181+ days	2.5

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Agency Shares	0.01%
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.21)%, (0.15)%, (0.53)%, (0.36)% and (0.61)% for Agency Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2015	$25.8 Billion
Weighted Average Maturity^	55 days
Weighted Average Life^^	84 days

MATURITY SCHEDULE*^
1 day	6.2%
2–7 days	5.1
8–30 days	16.5
31–60 days	30.6
61–90 days	27.5
91–180 days	13.3
180+ days	0.8

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Agency Shares	0.00%
Capital Shares	0.00
Institutional Class Shares	0.00
Morgan Shares	0.00
Premier Shares	0.00
Reserve Shares	0.00
Service Shares	0.00

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.24)%, (0.14)%, (0.19)%, (0.54)%, (0.39)%, (0.65)% and (2.95)% for Agency Shares, Capital Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan Tax Free Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve Shares
Net Assets as of August 31, 2015	$19.1 Billion
Weighted Average Maturity^	25 days
Weighted Average Life^^	25 days

MATURITY SCHEDULE**^
1 day	29.9%
2–7 days	60.5
8–30 days	0.4
31–60 days	1.1
61-90 days	1.1
91–180 days	0.6
181+ days	6.4

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Agency Shares	0.01%
Direct Shares	0.02
Eagle Class Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.27)%, (2.21)%, (0.67)%, (0.22)%, (0.58)%, (0.42)% and (0.67)% for Agency Shares, Direct Shares, Eagle Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Reserve Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal*
Primary Investments	High quality short-term municipal securities, the interest on which is excluded from federal income taxes
Suggested investment time frame	Short-term
Share classes offered	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service Shares
Net Assets as of August 31, 2015	$3.0 Billion
Weighted Average Maturity^	29 days
Weighted Average Life^^	29 days

MATURITY SCHEDULE**^
1 day	26.8%
2–7 days	58.9
8–30 days	1.2
31–60 days	2.6
61–90 days	1.0
91–180 days	1.2
181+ days	8.3

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
Agency Shares	0.01%
E*Trade Shares	0.01
Institutional Class Shares	0.01
Morgan Shares	0.01
Premier Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages indicated are based upon total investments as of August 31, 2015.
(1)

The yields for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.23)%, (0.98)%, (0.18)%, (0.53)%, (0.39)%, (0.64)% and (0.98)% for Agency Shares, E*Trade Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares, respectively.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 36.5%
	ABN AMRO Bank N.V.,
42,000	0.337%, 09/10/15	41,996
65,000	0.340%, 09/01/15	65,000
90,000	0.360%, 10/26/15	89,951
	Banco Del Estado De Chile,
61,500	0.250%, 09/01/15	61,500
50,000	0.250%, 09/04/15	50,000
75,000	0.250%, 09/11/15	75,000
50,000	0.250%, 09/15/15	50,000
85,000	0.300%, 10/08/15	85,000
50,000	0.300%, 10/14/15	50,000
75,000	0.300%, 10/16/15	75,000
100,000	0.320%, 10/20/15	100,000
43,000	0.320%, 11/02/15	43,000
144,000	0.360%, 01/05/16	144,000
	Bank of Montreal,
273,000	0.150%, 09/08/15	272,992
170,000	0.250%, 10/22/15	170,000
75,000	0.300%, 11/13/15	75,000
150,000	0.320%, 11/16/15	150,000
	Bank of Nova Scotia,
315,000	VAR, 0.290%, 09/08/15	315,000
392,000	VAR, 0.308%, 09/15/15	392,000
80,000	VAR, 0.335%, 09/11/15	80,000
100,000	VAR, 0.351%, 11/06/15	100,000
450,000	VAR, 0.355%, 09/21/15	450,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
150,000	0.200%, 10/02/15	150,000
100,000	0.270%, 10/16/15	100,000
300,000	0.300%, 11/12/15	300,000
	Banque Federative du Credit Mutuel S.A.,
397,000	0.280%, 10/01/15	396,900
275,000	0.280%, 10/09/15	274,919
300,000	0.300%, 11/09/15	299,828
	BNP Paribas,
625,000	0.205%, 09/01/15	625,000
550,000	0.220%, 10/01/15	550,000
399,700	0.300%, 10/01/15	399,700
300,000	0.300%, 11/12/15	300,000
181,000	VAR, 0.342%, 09/08/15	181,000
650,000	BNP Paribas S.A., 0.230%, 10/01/15	649,875
	Canadian Imperial Bank of Commerce,
42,000	0.270%, 10/27/15	42,000
635,000	VAR, 0.318%, 09/17/15	635,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chiba Bank Ltd.,
90,000	0.400%, 10/16/15	90,000
50,000	0.400%, 11/16/15	50,000
	China Construction Bank Corp.,
240,000	0.380%, 09/08/15	239,982
165,000	0.505%, 09/18/15	164,961
150,000	Commonwealth Bank of Australia, VAR, 0.313%, 09/01/15	150,000
	Credit Agricole Corporate and Investment Bank,
250,000	0.240%, 10/02/15	250,000
246,000	0.300%, 09/01/15	246,000
453,000	0.320%, 11/02/15	453,000
200,000	0.320%, 11/06/15	200,000
250,000	0.320%, 11/09/15	250,000
175,000	0.330%, 09/08/15	174,989
175,000	0.370%, 12/02/15	175,000
	Credit Industriel et Commercial,
268,000	0.270%, 10/20/15	268,000
200,000	0.280%, 10/01/15	200,000
95,000	0.295%, 10/01/15	95,000
450,000	0.300%, 10/01/15	449,883
303,000	0.320%, 11/02/15	303,000
	Credit Suisse AG,
150,000	0.270%, 09/01/15	150,000
500,000	VAR, 0.459%, 09/25/15	500,000
	Dexia Credit Local,
133,000	0.335%, 09/18/15	132,979
134,000	0.340%, 10/14/15	133,945
325,000	0.350%, 11/18/15	324,754
	DZ Bank AG,
300,000	0.270%, 10/19/15	299,892
275,000	0.300%, 10/02/15	274,929
230,000	0.300%, 10/13/15	229,920
280,000	FMS Wertmanagement AoeR, 0.295%, 10/07/15	279,918
260,000	HSBC Bank plc, 0.380%, 11/27/15	260,000
180,000	HSBC France S.A., 0.360%, 09/28/15	179,951
175,000	Industrial & Commercial Bank of China Ltd., 0.345%, 09/04/15	174,995
	ING Bank N.V.,
325,000	0.230%, 09/17/15	325,000
270,000	0.230%, 09/21/15	270,000
260,000	0.290%, 09/01/15	260,000
292,660	0.290%, 09/14/15	292,660
360,000	0.330%, 11/20/15	360,000

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
	KBC Bank N.V.,
29,530	0.150%, 09/02/15	29,530
500,000	0.295%, 10/26/15	499,775
135,000	0.320%, 09/08/15	134,991
90,000	0.320%, 09/11/15	89,992
200,000	0.340%, 11/27/15	199,836
395,000	0.350%, 10/30/15	394,774
300,000	Landesbank Hessen-Thueringen Girozentrale, 0.160%, 09/08/15	300,000
	Mitsubishi UFJ Trust & Banking Corp.,
125,000	0.240%, 09/24/15	124,981
250,000	0.290%, 09/11/15	249,980
270,000	0.300%, 10/01/15	270,000
175,000	0.310%, 10/23/15	174,922
50,000	0.310%, 10/26/15	49,976
145,000	0.310%, 10/05/15	145,000
85,000	0.360%, 11/17/15	84,935
225,000	0.370%, 10/15/15	224,997
145,000	0.370%, 10/20/15	145,000
	Mizuho Bank Ltd.,
130,000	0.290%, 10/22/15	130,000
200,000	0.300%, 11/09/15	200,000
200,000	0.305%, 09/24/15	199,961
250,000	0.310%, 09/04/15	249,993
350,000	0.310%, 11/12/15	350,000
45,300	0.320%, 11/17/15	45,300
70,000	0.325%, 11/16/15	69,952
559,000	0.330%, 11/25/15	559,000
100,000	0.335%, 10/29/15	99,946
200,000	0.335%, 11/03/15	199,883
250,000	0.335%, 11/10/15	249,837
100,000	0.335%, 11/20/15	99,926
110,000	0.355%, 10/09/15	109,959
348,600	National Australia Bank Ltd., 0.350%, 09/09/15	348,573
190,000	National Bank of Canada, VAR, 0.413%, 09/20/15	190,000
	Natixis,
170,000	0.270%, 09/18/15	170,000
171,968	0.340%, 11/02/15	171,968
132,750	0.360%, 12/15/15	132,750
509,466	0.400%, 12/10/15	509,466
420,000	VAR, 0.336%, 11/04/15	420,000
	Norinchukin Bank,
250,000	0.160%, 09/01/15	250,000
250,000	0.170%, 09/10/15	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

80,000	0.170%, 09/15/15	80,000
300,000	0.220%, 10/06/15	300,000
174,300	0.220%, 10/09/15	174,300
153,000	0.240%, 10/19/15	153,000
75,000	0.240%, 10/21/15	75,000
105,000	0.240%, 10/26/15	105,000
500,000	0.250%, 10/30/15	500,000
168,000	0.310%, 11/02/15	168,000
136,000	0.320%, 11/25/15	136,000
296,000	0.320%, 12/04/15	296,000
	Oversea-Chinese Banking Corp. Ltd.,
200,000	0.220%, 09/01/15	200,000
85,000	0.230%, 10/02/15	85,000
100,000	0.250%, 10/09/15	100,000
78,000	Pohjola Bank plc, 0.380%, 11/17/15	77,937
	Rabobank Nederland N.V.,
350,000	0.270%, 10/26/15	349,856
250,000	0.300%, 11/12/15	249,850
285,000	0.320%, 11/13/15	285,000
330,000	0.360%, 09/04/15	329,990
203,000	0.360%, 09/09/15	202,984
300,000	VAR, 0.263%, 09/17/15	300,000
260,000	VAR, 0.291%, 09/08/15	260,000
150,000	VAR, 0.303%, 09/20/15	150,000
263,000	VAR, 0.331%, 11/09/15	263,000
386,000	VAR, 0.334%, 10/08/15	386,000
695,000	VAR, 0.336%, 10/14/15	695,000
175,000	VAR, 0.364%, 11/13/15	175,000
80,000	Royal Bank of Canada, VAR, 0.281%, 09/10/15	80,000
79,000	Shizuoka Bank, 0.340%, 10/16/15	79,000
435,000	Societe Generale S.A., VAR, 0.268%, 09/30/15	435,000
	Standard Chartered plc,
270,000	0.290%, 10/27/15	269,878
310,000	0.290%, 10/23/15	310,000
200,000	0.300%, 10/20/15	199,919
135,000	0.310%, 11/02/15	135,000
	State Street Bank & Trust Co.,
100,000	0.230%, 09/16/15	100,000
398,000	VAR, 0.331%, 09/09/15	398,000
229,500	VAR, 0.364%, 11/12/15	229,500
120,000	VAR, 0.373%, 09/17/15	120,000
	Sumitomo Mitsui Banking Corp.,
400,000	0.140%, 09/08/15	400,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
350,000	0.200%, 09/16/15	350,000
240,000	0.285%, 09/08/15	239,987
100,000	0.290%, 11/05/15	100,000
205,000	0.300%, 10/22/15	204,913
150,000	0.300%, 10/01/15	150,000
170,000	0.300%, 10/09/15	170,000
300,000	0.300%, 11/10/15	300,000
375,000	0.320%, 11/16/15	375,000
135,075	0.330%, 11/24/15	135,075
100,000	0.330%, 11/27/15	100,000
225,000	0.335%, 11/20/15	224,832
150,000	0.350%, 10/23/15	150,000
80,000	0.350%, 10/27/15	80,000
50,000	0.350%, 11/05/15	50,000
400,000	VAR, 0.353%, 09/17/15	400,000
	Sumitomo Mitsui Trust Bank Ltd.,
125,000	0.300%, 09/22/15	124,978
100,000	0.300%, 10/05/15	100,000
237,000	0.300%, 11/09/15	237,000
100,000	0.310%, 09/15/15	99,988
200,000	0.310%, 09/18/15	199,971
183,000	0.340%, 11/24/15	182,855
21,000	0.390%, 10/21/15	20,988
	Svenska Handelsbanken AB,
236,000	0.220%, 09/08/15	236,000
243,000	0.260%, 10/26/15	243,000
291,000	0.300%, 11/24/15	291,000
83,000	0.305%, 10/15/15	83,000
474,650	0.305%, 11/16/15	474,655
81,530	Swedbank AB, 0.140%, 09/03/15	81,530
	Toronto-Dominion Bank,
153,000	0.160%, 09/02/15	153,000
102,000	0.160%, 09/09/15	102,000
650,000	0.170%, 09/18/15	650,000
300,000	0.230%, 10/14/15	300,000
473,000	0.350%, 10/06/15	473,000
432,000	0.360%, 10/07/15	431,845
175,000	0.370%, 12/14/15	175,000
225,000	VAR, 0.282%, 09/04/15	225,001
205,000	VAR, 0.344%, 11/12/15	205,000
	Wells Fargo Bank N.A.,
300,000	VAR, 0.311%, 09/09/15	300,000
462,000	VAR, 0.313%, 10/06/15	462,000
152,000	VAR, 0.316%, 09/11/15	152,000
200,000	VAR, 0.339%, 11/13/15	200,000
285,000	VAR, 0.351%, 11/17/15	285,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Westpac Banking Corp.,
100,000	0.330%, 09/02/15	100,000
75,000	0.360%, 10/09/15	75,000
100,000	VAR, 0.312%, 09/08/15	100,000

	Total Certificates of Deposit (Cost $42,820,454)	42,820,454

Commercial Paper — 27.4% (n)
	ABN Amro Funding USA LLC,
135,000	0.290%, 09/03/15 (e)	134,998
75,000	0.310%, 11/04/15 (e)	74,959
100,000	0.330%, 11/03/15 (e)	99,942
185,000	Alpine Securitization Corp., 0.451%, 12/01/15 (e)	184,790
28,050	Antalis S.A., 0.330%, 11/05/15 (e)	28,033
	Atlantic Asset Securitization LLC,
75,000	0.300%, 11/02/15 (e)	74,961
68,700	0.300%, 11/04/15 (e)	68,664
100,000	0.300%, 11/06/15 (e)	99,945
	Australia & New Zealand Banking Group Ltd.,
268,000	0.300%, 11/24/15 (e)	267,812
659,400	VAR, 0.457%, 11/27/15 (e)	659,400
4,400	Autobahn Funding Co. LLC, 0.120%, 09/01/15 (e)	4,400
	Bank Nederlandse Gemeenten N.V.,
125,000	VAR, 0.298%, 09/14/15 (e)	125,000
215,000	VAR, 0.299%, 09/25/15 (e)	215,000
	Bank of Nova Scotia (The),
549,000	VAR, 0.332%, 09/24/15 (e)	549,000
500,000	VAR, 0.360%, 09/01/15 (e)	500,000
74,200	Banque et Caisse d’Epargne de l’Etat,
	0.285%, 11/05/15	74,162
	Barton Capital Corp.,
54,365	0.170%, 09/15/15 (e)	54,361
75,000	0.290%, 10/28/15 (e)	74,966
	Bedford Row Funding Corp.,
158,000	0.402%, 11/30/15 (e)	157,842
46,000	0.461%, 02/03/16 (e)	45,909
40,000	VAR, 0.306%, 09/15/15 (e)	40,000
127,300	VAR, 0.327%, 10/24/15 (e)	127,293
120,000	VAR, 0.334%, 10/09/15 (e)	120,000
115,000	VAR, 0.336%, 10/16/15 (e)	115,000
25,000	VAR, 0.336%, 09/24/15 (e)	25,000
40,000	VAR, 0.354%, 11/12/15 (e)	40,000
45,000	VAR, 0.359%, 11/09/15 (e)	45,000
50,000	VAR, 0.364%, 11/19/15 (e)	50,000
45,000	VAR, 0.377%, 11/04/15 (e)	45,000

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	BNP Paribas,
300,000	0.240%, 10/05/15 (e)	299,932
200,000	0.250%, 10/19/15 (e)	199,934
100,000	0.300%, 09/08/15	99,994
200,000	0.320%, 11/18/15 (e)	199,861
175,000	BPCE S.A., 0.355%, 12/01/15 (e)	174,843
	Caisse Centrale Desjardins,
75,000	0.190%, 09/08/15 (e)	74,997
166,000	0.300%, 11/23/15 (e)	165,885
	Caisse des Depots et Consignations,
88,000	0.195%, 10/02/15 (e)	87,986
250,000	0.230%, 10/21/15 (e)	249,920
348,000	0.250%, 10/14/15 (e)	347,896
479,400	0.250%, 10/16/15 (e)	479,250
	Cancara Asset Securitisation LLC,
100,000	0.180%, 09/11/15 (e)	99,995
550,000	0.250%, 10/05/15 (e)	549,870
200,000	0.260%, 10/21/15 (e)	199,928
50,000	Cedar Springs Capital Co. LLC, 0.410%, 10/02/15 (e)	49,982
145,040	China Construction Bank Corp., 0.180%, 09/01/15 (e)	145,040
	Coca-Cola Co. (The),
50,000	0.301%, 09/08/15 (e)	49,997
50,000	0.301%, 09/09/15 (e)	49,997
	Commonwealth Bank of Australia,
162,000	VAR, 0.282%, 09/04/15 (e)	161,997
265,000	VAR, 0.291%, 09/08/15 (e)	264,989
120,000	VAR, 0.293%, 10/02/15 (e)	120,000
100,000	VAR, 0.305%, 09/26/15 (e)	99,998
120,000	VAR, 0.311%, 09/17/15 (e)	120,000
125,000	VAR, 0.312%, 09/15/15 (e)	124,998
250,000	VAR, 0.320%, 09/01/15 (e)	250,000
150,000	VAR, 0.321%, 11/06/15 (e)	150,000
100,000	VAR, 0.323%, 09/20/15 (e)	100,000
255,000	VAR, 0.331%, 11/04/15 (e)	254,999
100,000	VAR, 0.362%, 09/04/15 (e)	100,000
185,000	Concord Minutemen Capital Co. LLC, Series A, 0.240%, 10/19/15 (e)	184,941
	Credit Agricole Corporate and Investment Bank,
26,367	0.060%, 09/01/15	26,367
155,000	0.220%, 09/30/15	154,973
150,000	0.320%, 11/09/15	149,908
321,000	Danaher Corp., 0.200%, 09/08/15 (e)	320,988
	DBS Bank Ltd.,
81,300	0.230%, 09/11/15 (e)	81,295
200,000	0.250%, 10/16/15 (e)	199,938

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

125,000	0.250%, 10/19/15 (e)	124,958
160,000	0.260%, 10/01/15 (e)	159,965
30,000	Dexia Credit Local, 0.180%, 09/01/15	30,000
123,000	DNB Bank ASA, VAR, 0.352%, 09/27/15 (e)	122,998
	Erste Abwicklungsanstalt,
75,000	0.230%, 09/24/15 (e)	74,989
118,900	0.260%, 10/15/15 (e)	118,862
50,000	0.260%, 10/16/15 (e)	49,984
44,470	0.260%, 10/19/15 (e)	44,454
200,000	0.260%, 10/20/15 (e)	199,929
100,000	0.260%, 10/28/15 (e)	99,959
50,000	0.300%, 11/19/15 (e)	49,967
53,000	0.300%, 11/20/15 (e)	52,965
60,000	0.320%, 11/27/15 (e)	59,954
	European Investment Bank,
447,000	0.190%, 09/24/15	446,946
989,500	0.190%, 10/01/15	989,343
749,200	0.200%, 09/23/15	749,108
	General Electric Capital Corp.,
69,578	0.120%, 09/11/15	69,575
100,000	0.220%, 09/16/15	99,991
	Gotham Funding Corp.,
85,322	0.190%, 09/10/15 (e)	85,318
75,000	0.200%, 09/09/15 (e)	74,997
125,000	0.200%, 09/22/15 (e)	124,985
50,000	0.200%, 09/24/15 (e)	49,994
38,341	0.210%, 10/01/15 (e)	38,334
	HSBC Bank plc,
75,000	0.351%, 10/02/15 (e)	74,977
275,000	VAR, 0.332%, 09/27/15 (e)	275,000
271,000	VAR, 0.344%, 10/08/15 (e)	271,000
465,000	VAR, 0.351%, 09/09/15 (e)	465,000
35,000	ING U.S. Funding LLC, 0.300%, 09/01/15	35,000
	Intercontinental Exchange, Inc.,
60,586	0.160%, 09/01/15 (e)	60,586
94,718	0.160%, 09/04/15 (e)	94,717
	Kells Funding LLC,
281,000	0.250%, 10/14/15 (e)	280,916
100,000	0.250%, 10/16/15 (e)	99,969
100,000	0.250%, 10/20/15 (e)	99,966
200,000	0.320%, 11/19/15 (e)	199,860
190,000	0.320%, 11/20/15 (e)	189,865
96,000	0.320%, 11/23/15 (e)	95,929
59,400	0.321%, 09/21/15 (e)	59,389
75,000	0.321%, 09/23/15 (e)	74,985
150,000	0.321%, 09/25/15 (e)	149,968

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
60,000	0.321%, 10/01/15 (e)	59,984
250,000	0.321%, 10/02/15 (e)	249,931
60,000	VAR, 0.284%, 09/11/15 (e)	60,000
150,000	VAR, 0.295%, 10/06/15 (e)	149,999
55,000	VAR, 0.303%, 10/27/15 (e)	54,998
100,000	VAR, 0.306%, 10/28/15 (e)	99,996
100,000	VAR, 0.306%, 10/29/15 (e)	99,996
350,000	KFW, 0.190%, 10/06/15 (e)	349,935
50,000	Legacy Capital Co. LLC, Series A, 0.210%, 09/02/15 (e)	50,000
	Lloyds Bank plc,
300,000	0.150%, 09/08/15	299,991
196,000	0.260%, 10/20/15	195,931
200,000	0.310%, 11/06/15	199,886
	LMA Americas LLC,
100,000	0.200%, 09/14/15 (e)	99,993
60,000	0.270%, 09/03/15 (e)	59,999
55,000	0.300%, 10/20/15 (e)	54,977
105,300	0.300%, 11/04/15 (e)	105,244
61,746	Manhattan Asset Funding Co. LLC, 0.200%, 09/18/15 (e)	61,740
50,000	Matchpoint Finance plc, Series A, 0.340%, 11/24/15 (e)	49,960
129,850	MetLife Short Term Funding LLC, 0.170%, 09/23/15 (e)	129,836
	Mitsubishi UFJ Trust & Banking Corp.,
110,000	0.310%, 10/06/15 (e)	109,967
60,000	0.351%, 10/02/15 (e)	59,982
	National Australia Bank Ltd.,
310,000	0.300%, 11/16/15 (e)	309,804
125,000	VAR, 0.314%, 11/05/15 (e)	125,000
125,000	VAR, 0.319%, 11/04/15 (e)	125,000
	National Bank of Canada,
175,000	0.331%, 10/23/15 (e)	174,917
400,000	VAR, 0.418%, 09/17/15 (e)	400,000
	Natixis,
123,805	0.070%, 09/01/15	123,805
277,000	0.340%, 11/02/15	276,838
	Nederlandse Waterschapsbank N.V.,
150,000	0.250%, 10/26/15 (e)	149,943
175,000	0.270%, 11/09/15 (e)	174,909
39,000	0.330%, 12/07/15 (e)	38,965
	Nieuw Amsterdam Receivables Corp.,
88,571	0.150%, 09/01/15 (e)	88,571
42,270	0.260%, 10/13/15 (e)	42,257
26,000	0.310%, 11/13/15 (e)	25,984

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nordea Bank AB,
229,000	0.331%, 11/16/15 (e)	228,840
194,700	0.331%, 11/19/15 (e)	194,559
140,000	0.351%, 11/18/15 (e)	139,894
	NRW Bank,
125,000	0.145%, 09/02/15 (e)	125,000
285,000	0.160%, 09/01/15 (e)	285,000
700,000	0.185%, 09/11/15 (e)	699,964
300,000	0.190%, 09/21/15 (e)	299,968
300,000	0.220%, 10/13/15 (e)	299,923
120,000	0.225%, 10/06/15 (e)	119,974
308,000	0.235%, 10/23/15 (e)	307,895
96,000	Old Line Funding LLLC, 0.310%, 11/25/15 (e)	95,930
	Oversea-Chinese Banking Corp. Ltd.,
24,000	0.230%, 10/06/15	23,995
200,000	0.250%, 10/09/15	199,947
	Private Export Funding Corp.,
37,000	0.291%, 09/04/15 (e)	36,999
45,000	0.291%, 09/08/15 (e)	44,997
29,000	0.331%, 10/13/15 (e)	28,989
50,000	0.351%, 01/13/16 (e)	49,935
25,000	0.351%, 01/15/16 (e)	24,967
40,000	0.351%, 02/01/16 (e)	39,940
33,000	0.351%, 02/02/16 (e)	32,951
346,000	Rabobank Nederland N.V., 0.260%, 10/26/15	345,863
	Regency Markets No. 1 LLC,
18,207	0.170%, 09/11/15 (e)	18,206
459,430	0.200%, 09/21/15 (e)	459,379
	Ridgefield Funding Co. LLC,
50,000	VAR, 0.401%, 09/14/15 (e)	50,000
50,000	VAR, 0.408%, 09/16/15 (e)	50,000
115,000	Societe Generale S.A., 0.260%, 09/01/15 (e)	115,000
	Sumitomo Mitsui Banking Corp.,
340,000	0.180%, 09/02/15 (e)	339,999
250,000	0.300%, 11/10/15 (e)	249,854
93,000	0.351%, 11/05/15 (e)	92,941
50,000	Suncorp-Metway Ltd., 0.340%, 11/30/15 (e)	49,957
	Swedbank AB,
59,225	0.270%, 09/09/15	59,221
55,000	0.280%, 11/03/15	54,973
155,000	0.310%, 11/24/15	154,888
50,000	Thunder Bay Funding LLC, VAR, 0.423%, 09/20/15 (e)	50,000

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Toronto-Dominion Holdings USA, Inc.,
287,000	0.300%, 10/21/15 (e)	286,881
350,000	0.300%, 10/23/15 (e)	349,848
172,000	0.331%, 12/02/15 (e)	171,855
	Toyota Credit Canada, Inc.,
30,000	0.220%, 10/01/15	29,994
50,000	0.220%, 10/02/15	49,991
20,000	Toyota Motor Credit Corp., VAR, 0.272%, 09/09/15	20,000
85,000	UBS Finance Delaware LLC, 0.330%, 11/20/15	84,938
	United Overseas Bank Ltd.,
200,000	0.300%, 12/02/15 (e)	199,846
200,000	0.321%, 11/24/15 (e)	199,851
	Versailles Commercial Paper LLC,
111,000	0.280%, 10/19/15 (e)	110,958
125,000	0.320%, 11/23/15 (e)	124,908
25,000	0.320%, 12/01/15 (e)	24,980
	Victory Receivables Corp.,
147,877	0.195%, 09/02/15 (e)	147,876
50,000	0.200%, 09/18/15 (e)	49,995
170,763	0.200%, 09/22/15 (e)	170,743
201,850	0.200%, 09/23/15 (e)	201,825
130,000	0.200%, 09/24/15 (e)	129,984
37,000	0.210%, 09/29/15 (e)	36,994
111,623	0.210%, 10/01/15 (e)	111,604
	Westpac Banking Corp.,
58,000	0.361%, 09/30/15 (e)	57,983
270,000	0.362%, 09/24/15 (e)	269,938
146,000	0.366%, 09/25/15 (e)	145,964
100,000	VAR, 0.291%, 09/21/15 (e)	100,000
300,000	VAR, 0.294%, 09/08/15 (e)	300,000
135,000	VAR, 0.304%, 10/29/15 (e)	135,000
100,000	VAR, 0.309%, 09/23/15 (e)	99,995
100,000	VAR, 0.310%, 09/08/15 (e)	99,994
150,000	VAR, 0.312%, 09/10/15 (e)	149,998
133,000	VAR, 0.313%, 09/20/15 (e)	133,000
250,000	VAR, 0.313%, 09/20/15 (e)	250,000
200,000	VAR, 0.314%, 09/23/15 (e)	200,000
133,000	VAR, 0.314%, 09/20/15 (e)	133,000
150,000	VAR, 0.318%, 09/23/15 (e)	150,000
250,000	VAR, 0.318%, 09/10/15 (e)	249,993
100,000	VAR, 0.323%, 09/27/15 (e)	100,000
39,745	Working Capital Management Co. LP, 0.200%, 09/23/15 (e)	39,740

	Total Commercial Paper (Cost $32,082,799)	32,082,799

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — 2.6%
	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
	Wal-Mart Stores, Inc.
66,960	0.600%, 04/11/16	67,059
38,135	2.800%, 04/15/16	38,711

		105,770

	Financials — 2.5%
	Banks — 1.9%
27,195	Australia & New Zealand Banking Group Ltd., 0.900%, 02/12/16	27,238
24,500	Bank of Nova Scotia (The), 2.050%, 10/07/15	24,538
28,000	DBS Bank Ltd., 2.375%, 09/14/15	28,020
790,000	Royal Bank of Canada, VAR, 0.406%, 10/13/15 (e)	790,000
434,000	Svenska Handelsbanken AB, VAR, 0.408%, 09/21/15 (e)	434,000
785,000	Wells Fargo Bank N.A., VAR, 0.406%, 09/17/15	785,000
	Westpac Banking Corp.
20,000	0.950%, 01/12/16	20,032
120,452	1.125%, 09/25/15	120,506

		2,229,334

	Capital Markets — 0.6%
675,000	ING Bank N.V., VAR, 0.332%, 09/30/15 (e)	675,000

	Diversified Financial Services — 0.0% (g)
22,000	Caisse Centrale Desjardins, VAR, 0.574%, 10/29/15 (e)	22,010
29,880	General Electric Capital Corp., 1.000%, 01/08/16	29,942

		51,952

	Insurance — 0.0% (g)
20,600	New York Life Global Funding, 0.800%, 02/12/16 (e)	20,626
8,550	Principal Life Global Funding II, 1.125%, 09/18/15 (e)	8,553

		29,179

	Total Financials	2,985,465

	Total Corporate Notes (Cost $3,091,235)	3,091,235

Repurchase Agreements — 6.0%
364,744	Agency Joint Trading Account I, J.P. Morgan Investment Management, Inc., as agent, 0.150%, dated 08/31/15, due 09/01/15, repurchase price $364,746. [1]	364,744

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
150,000	BNP Paribas Securities Corp., 0.640%, dated 08/31/15, due 09/22/15, repurchase price $150,059, collateralized by Corporate Notes and Bonds, 0.000% - 8.750%, due 10/15/17 - 07/25/46 and Federal National Mortgage Association Connecticut Avenue Securities, 1.689% - 7.341%, due 07/25/23 - 10/25/27, with value $161,551.	150,000
175,000	Citigroup Global Markets, Inc., 0.570%, dated 08/31/15, due 10/05/15, repurchase price $175,097, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 09/28/15 - 01/01/49 and Sovereign Government Securities, 2.500% - 9.375%, due 12/15/15 - 01/27/45, with value $187,926.	175,000
175,000	Citigroup Global Markets, Inc., 0.670%, dated 08/31/15, due 10/05/15, repurchase price $175,114, collateralized by Corporate Notes and Bonds, 0.000% - 5.961%, due 10/25/34 - 08/07/52, with value $187,808.	175,000
581,000	Credit Suisse First Boston USA, Inc., 0.938%, dated 08/31/15, due 09/11/15, repurchase price $581,166, collateralized by Corporate Notes and Bonds, 0.000%, due 01/01/20 - 04/25/55, with value $627,481.	581,000
800,000	Credit Suisse First Boston USA, Inc., 0.938%, dated 08/31/15, due 09/11/15, repurchase price $800,229, collateralized by Corporate Notes and Bonds, 0.000% - 18.759%, due 12/27/18 - 11/25/57, with value $864,002.	800,000
330,000	Credit Suisse First Boston USA, Inc., 0.861%, dated 08/31/15, due 12/04/15, repurchase price $330,750, collateralized by Corporate Notes and Bonds, 0.000% - 5.000%, due 03/01/20 - 04/25/57, with value $356,401.	330,000
792,000	Credit Suisse First Boston USA, Inc., 0.861%, dated 08/31/15, due 12/04/15, repurchase price $793,800, collateralized by Corporate Notes and Bonds, 0.000% - 5.000%, due 12/27/18 - 08/25/62, with value $855,361.	792,000
265,000	HSBC Securities USA, Inc., 0.170%, dated 08/31/15, due 09/01/15, repurchase price $265,001, collateralized by Corporate Notes and Bonds, 0.000% - 9.000%, due 09/25/15 - 05/15/55 and Sovereign Government Securities, 0.000% - 7.350%, due 01/15/20 - 11/18/50, with value $280,552.	265,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

125,000	HSBC Securities USA, Inc., 0.170%, dated 08/31/15, due 09/01/15, repurchase price $125,001, collateralized by Corporate Notes and Bonds, 0.000% - 7.625%, due 02/28/17 - 12/29/49, with value $131,636.	125,000
110,000	HSBC Securities USA, Inc., 0.320%, dated 08/31/15, due 09/01/15, repurchase price $110,001, collateralized by Corporate Notes and Bonds, 1.150% - 11.000%, due 02/22/16 - 09/15/45, with value $115,937.	110,000
545,000	Merrill Lynch PFS, Inc., 0.570%, dated 08/31/15, due 09/01/15, repurchase price $545,009, collateralized by Corporate Notes and Bonds, 0.000% - 9.750%, due 10/02/15 - 07/25/60, Municipal Debt Securities, 4.150% - 10.000%, due 08/01/17 - 07/01/56 and Sovereign Government Securities, 0.000% - 10.625%, due 06/20/17 - 12/15/35, with value $588,571.	545,000
475,000	Merrill Lynch PFS, Inc., 0.750%, dated 08/31/15, due 10/05/15, repurchase price $475,346, collateralized by Corporate Notes and Bonds, 0.000% - 7.000%, due 06/15/18 - 05/28/52, with value $513,000.	475,000
625,000	Merrill Lynch PFS, Inc., 0.750%, dated 08/31/15, due 10/05/15, repurchase price $625,456, collateralized by Corporate Notes and Bonds, 0.000% - 7.010%, due 09/01/17 - 08/20/60, with value $675,000.	625,000
554,750	Merrill Lynch PFS, Inc., 0.770%, dated 08/31/15, due 10/05/15, repurchase price $555,165, collateralized by Corporate Notes and Bonds, 0.000% - 49.055%, due 01/02/16 - 04/27/54, with value $599,130.	554,750
575,000	Royal Bank of Canada, 0.420%, dated 08/31/15, due 09/08/15, repurchase price $575,054, collateralized by Corporate Notes and Bonds, 0.000% - 11.500%, due 09/02/15 - 09/15/72, Federal Home Loan Mortgage Corporation, 4.000%, dated 03/01/42 - 02/01/44, Federal National Mortgage Association, 2.500% - 4.500%, due 01/01/27 - 03/01/45 and Government National Mortgage Association, 3.500% - 4.500%, dated 04/20/43 - 07/20/44, with value $598,145.	575,000

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
400,000	Royal Bank of Canada, 0.460%, dated 08/31/15, due 09/08/15, repurchase price $400,041, collateralized by Corporate Notes and Bonds, 0.000% - 8.370%, due 04/17/17 - 10/25/57, with value $428,000.	400,000

	Total Repurchase Agreements (Cost $7,042,494)	7,042,494

Time Deposits — 21.0%
7,451	Bank of Montreal, 0.050%, 09/01/15	7,451
1,829,449	Bank of New York Mellon Corp., 0.060%, 09/01/15	1,829,449
86,674	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.060%, 09/01/15	86,674
36,300	BNP Paribas, 0.060%, 09/01/15	36,300
200,000	China Construction Bank Corp., 0.190%, 09/01/15	200,000
250,000	Citibank N.A., 0.140%, 09/02/15	250,000
	Credit Agricole Corporate and Investment Bank,
1,024,070	0.080%, 09/01/15	1,024,070
472,077	0.080%, 09/01/15	472,077
433,150	0.080%, 09/01/15	433,150
325,549	0.080%, 09/01/15	325,549
	Credit Industriel et Commercial,
1,339,530	0.080%, 09/01/15	1,339,530
1,000,000	0.080%, 09/01/15	1,000,000
500,000	0.080%, 09/01/15	500,000
300,000	0.080%, 09/01/15	300,000
	DNB Bank ASA,
2,405,000	0.070%, 09/01/15	2,405,000
1,000,000	0.070%, 09/01/15	1,000,000
450,000	0.070%, 09/01/15	450,000
150,000	ING Bank N.V., 0.090%, 09/01/15	150,000
1,160,000	KBC Bank N.V., 0.080%, 09/01/15	1,160,000
	Natixis S.A.,
1,500,000	0.080%, 09/01/15	1,500,000
910,680	0.080%, 09/01/15	910,680
600,000	0.080%, 09/01/15	600,000
	Rabobank Nederland N.V.,
600,000	0.130%, 09/01/15	600,000
300,000	0.130%, 09/01/15	300,000
699,530	0.150%, 09/02/15	699,530
	Skandinaviska Enskilda Banken AB,
1,000,000	0.070%, 09/01/15	1,000,000
973,297	0.070%, 09/01/15	973,297
650,000	0.070%, 09/01/15	650,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

407,500	0.070%, 09/01/15	407,500
566,830	0.130%, 09/01/15	566,830
1,850,000	Standard Chartered plc, 0.070%, 09/01/15	1,850,000
1,610,000	Swedbank AB, 0.140%, 09/03/15	1,610,000

	Total Time Deposits (Cost $24,637,087)	24,637,087

U.S. Government Agency Securities — 0.9%
	Federal Home Loan Bank,
42,200	0.200%, 09/29/15	42,200
50,000	DN, 0.160%, 09/04/15 (n)	49,999
396,000	DN, 0.160%, 09/11/15 (n)	395,982
10,000	DN, 0.241%, 01/26/16 (n)	9,990
130,000	DN, 0.251%, 02/01/16 (n)	129,862
139,000	DN, 0.251%, 02/08/16 (n)	138,846
270,000	Federal National Mortgage Association,
	DN, 09/01/15 (n)	270,000

	Total U.S. Government Agency Securities (Cost $1,036,879)	1,036,879

U.S. Treasury Obligations — 5.5%
	U.S. Treasury Bill — 0.3%
380,000	0.258%, 03/03/16 (n)	379,500

	U.S. Treasury Notes — 5.2%
83,000	0.250%, 12/15/15	82,999
1,025,000	0.375%, 01/15/16	1,025,321
870,000	0.375%, 03/15/16	870,430
347,000	0.375%, 05/31/16	347,155
890,000	1.500%, 06/30/16	898,558
550,000	1.750%, 05/31/16	555,895
455,000	2.000%, 01/31/16	458,391
183,000	2.125%, 12/31/15	184,123
428,000	2.125%, 02/29/16	431,962
35,000	2.250%, 03/31/16	35,396
650,000	2.375%, 03/31/16	657,787
215,000	2.625%, 02/29/16	217,491
330,000	4.500%, 02/15/16	336,452

		6,101,960

	Total U.S. Treasury Obligations (Cost $6,481,460)	6,481,460

Weekly Demand Notes — 0.1%
	New Jersey — 0.1%
67,915	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.150%, 09/08/15 (e)	67,915

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	17

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New Jersey — continued
26,700	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.160%, 09/08/15 (e)	26,700

	Total Weekly Demand Notes (Cost $94,615)	94,615

	Total Investments — 100.0% (Cost $117,287,023)*	117,287,023
	Other Assets in Excess of Liabilities — 0.0%	13,595

	NET ASSETS — 100.0%	$117,300,618

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 41.9%
	ABN AMRO Bank N.V.,
100,000	0.310%, 10/13/15	99,964
100,000	0.337%, 09/10/15	99,991
100,000	0.340%, 09/01/15	100,000
100,000	0.360%, 10/26/15	99,945
75,000	Agricultural Bank of China, 0.610%, 09/25/15	74,970
	Banco Del Estado De Chile,
25,000	0.250%, 09/11/15	25,000
15,000	0.260%, 10/26/15	15,000
	Bank of Montreal,
50,000	0.150%, 09/08/15	49,999
27,000	0.320%, 11/16/15	27,000
	Bank of Nova Scotia,
55,000	VAR, 0.290%, 09/08/15	55,000
65,000	VAR, 0.308%, 09/15/15	65,000
50,000	VAR, 0.355%, 09/21/15	50,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
100,000	0.270%, 10/16/15	100,000
18,000	0.310%, 09/04/15	18,000
	Banque Federative du Credit Mutuel S.A.,
150,000	0.280%, 10/01/15	149,962
50,000	0.280%, 10/09/15	49,985
	BNP Paribas,
35,000	VAR, 0.342%, 09/08/15	35,000
125,000	VAR, 0.493%, 10/06/15	125,000
	Canadian Imperial Bank of Commerce,
150,000	0.270%, 10/27/15	150,000
110,000	VAR, 0.318%, 09/17/15	110,000
22,000	Chiba Bank Ltd., 0.400%, 10/16/15	22,000
45,000	China Construction Bank Corp., 0.380%, 09/08/15	44,997
	Credit Agricole Corporate and Investment Bank,
46,000	0.300%, 09/01/15	46,000
80,000	0.320%, 11/02/15	80,000
75,000	0.320%, 11/09/15	75,000
75,000	0.330%, 09/08/15	74,995
35,000	0.370%, 12/02/15	35,000
	Credit Industriel et Commercial,
175,000	0.295%, 10/01/15	175,000
50,000	0.320%, 11/02/15	50,000
60,000	Credit Suisse AG, VAR, 0.459%, 09/25/15	60,000
	Dexia Credit Local,
25,000	0.335%, 09/18/15	24,996
24,000	0.340%, 10/14/15	23,990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	DZ Bank AG,
50,000	0.300%, 10/02/15	49,987
42,000	0.300%, 10/13/15	41,985
50,000	HSBC Bank plc, 0.380%, 11/27/15	50,000
100,000	HSBC France S.A., 0.350%, 09/22/15	99,980
	Industrial & Commercial Bank of China Ltd.,
40,000	0.345%, 09/04/15	39,999
100,000	0.345%, 09/11/15	99,990
	ING Bank N.V.,
50,000	0.230%, 09/21/15	50,000
50,000	0.290%, 09/01/15	50,000
	KBC Bank N.V.,
35,000	0.320%, 09/08/15	34,998
100,000	0.320%, 09/11/15	99,991
100,000	0.350%, 10/29/15	99,944
200,000	0.350%, 10/30/15	199,885
	Mitsubishi UFJ Trust & Banking Corp.,
150,000	0.280%, 09/18/15	149,980
50,000	0.300%, 10/02/15	50,000
100,000	0.370%, 10/20/15	100,000
	Mizuho Bank Ltd.,
250,000	0.305%, 09/24/15	249,951
50,000	0.310%, 09/03/15	49,999
35,000	0.310%, 09/15/15	34,996
85,000	0.330%, 11/25/15	85,000
75,000	0.335%, 11/10/15	74,951
75,000	0.355%, 10/09/15	74,972
	National Australia Bank Ltd.,
50,000	0.350%, 09/09/15	49,996
	National Bank of Canada,
35,000	VAR, 0.413%, 09/20/15	35,000
20,000	VAR, 0.418%, 09/17/15	20,000
	Natixis,
65,000	0.340%, 11/02/15	65,000
25,000	0.360%, 12/15/15	25,000
85,000	0.400%, 12/10/15	85,000
75,000	VAR, 0.336%, 11/04/15	75,000
	Norinchukin Bank,
150,000	0.170%, 09/02/15	150,000
50,000	0.220%, 10/09/15	50,000
50,000	0.240%, 10/19/15	50,000
50,000	0.240%, 10/26/15	50,000
100,000	0.250%, 10/30/15	100,000
28,000	0.310%, 11/02/15	28,000
22,000	0.320%, 11/25/15	22,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
	Rabobank Nederland N.V.,
100,000	0.300%, 11/12/15	99,940
50,000	0.320%, 11/13/15	50,000
60,000	0.360%, 09/04/15	59,998
28,000	0.360%, 09/09/15	27,998
150,000	0.400%, 02/22/16	149,711
45,000	VAR, 0.291%, 09/08/15	45,000
100,000	VAR, 0.303%, 09/20/15	100,000
44,000	VAR, 0.331%, 11/09/15	44,000
72,000	VAR, 0.334%, 10/08/15	72,000
120,000	VAR, 0.336%, 10/14/15	120,000
50,000	VAR, 0.364%, 11/13/15	50,000
5,000	Royal Bank of Canada, VAR, 0.281%, 09/10/15	5,000
	Shizuoka Bank,
124,000	0.330%, 09/11/15	124,000
50,000	0.340%, 10/20/15	50,000
15,000	0.340%, 10/23/15	15,000
68,000	0.340%, 10/26/15	68,000
75,000	Societe Generale S.A., VAR, 0.268%, 09/30/15	75,000
	Standard Chartered plc,
50,000	0.290%, 10/27/15	49,978
95,000	0.290%, 10/23/15	95,000
130,000	0.300%, 09/25/15	129,974
25,000	0.310%, 11/02/15	25,000
180,000	0.470%, 10/23/15	179,878
	State Street Bank & Trust Co.,
75,000	VAR, 0.331%, 09/09/15	75,000
200,000	VAR, 0.336%, 09/18/15	200,000
75,000	VAR, 0.364%, 11/12/15	75,000
	Sumitomo Mitsui Banking Corp.,
50,000	0.285%, 09/08/15	49,997
35,000	0.300%, 10/09/15	35,000
50,000	0.300%, 11/10/15	50,000
50,000	0.320%, 11/16/15	50,000
75,000	0.350%, 10/27/15	75,000
	Sumitomo Mitsui Trust Bank Ltd.,
75,000	0.300%, 11/09/15	75,000
85,000	0.385%, 10/30/15	84,947
75,000	0.388%, 10/19/15	74,961
100,000	0.390%, 10/21/15	99,946
	Svenska Handelsbanken AB,
45,000	0.260%, 10/26/15	45,000
100,000	0.305%, 11/16/15	100,001

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Toronto-Dominion Bank,
77,000	0.350%, 10/06/15	77,000
25,000	0.370%, 12/14/15	25,000
	Wells Fargo Bank N.A.,
50,000	VAR, 0.311%, 09/09/15	50,000
8,000	VAR, 0.313%, 10/06/15	8,000
25,000	VAR, 0.316%, 09/11/15	25,000
125,000	VAR, 0.339%, 11/13/15	125,000
25,000	Westpac Banking Corp., 0.360%, 10/09/15	25,000

	Total Certificates of Deposit (Cost $7,863,727)	7,863,727

Commercial Paper — 23.7% (n)
25,000	ABN Amro Funding USA LLC, 0.340%, 11/10/15 (e)	24,983
	Australia & New Zealand Banking Group Ltd.,
44,000	0.300%, 11/24/15 (e)	43,969
250,000	VAR, 0.457%, 09/03/15 (e)	250,000
40,000	Bank Nederlandse Gemeenten N.V., VAR,
	0.299%, 09/25/15 (e)	40,000
	Bank of Nova Scotia (The),
81,000	VAR, 0.332%, 09/24/15 (e)	81,000
100,000	VAR, 0.360%, 09/01/15 (e)	100,000
15,000	Banque et Caisse d’Epargne de l’Etat,
	0.285%, 11/05/15	14,992
	Bedford Row Funding Corp.,
25,000	0.402%, 11/30/15 (e)	24,975
15,000	0.461%, 02/03/16 (e)	14,970
35,000	VAR, 0.302%, 09/10/15 (e)	35,000
35,000	VAR, 0.306%, 09/15/15 (e)	35,000
55,000	VAR, 0.306%, 09/18/15 (e)	55,000
63,000	VAR, 0.334%, 10/09/15 (e)	63,000
15,000	VAR, 0.336%, 09/24/15 (e)	15,000
15,000	VAR, 0.359%, 11/09/15 (e)	15,000
50,000	VAR, 0.364%, 11/19/15 (e)	50,000
15,000	VAR, 0.377%, 11/04/15 (e)	15,000
55,000	BNP Paribas, 0.250%, 09/22/15	54,992
17,000	Caisse Centrale Desjardins, 0.190%, 09/08/15 (e)	16,999
25,000	Caisse des Depots et Consignations,
	0.230%, 10/21/15 (e)	24,992
	Cedar Springs Capital Co. LLC,
10,000	0.260%, 10/23/15 (e)	9,996
15,000	0.410%, 10/02/15 (e)	14,995
25,000	Coca-Cola Co. (The), 0.301%, 09/08/15 (e)	24,999
	Commonwealth Bank of Australia,
27,000	VAR, 0.282%, 09/04/15 (e)	27,000

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
40,000	VAR, 0.291%, 09/08/15 (e)	39,998
25,000	VAR, 0.312%, 09/15/15 (e)	24,999
50,000	VAR, 0.320%, 09/23/15 (e)	50,000
50,000	VAR, 0.331%, 11/04/15 (e)	50,000
	Concord Minutemen Capital Co. LLC,
100,000	0.130%, 09/01/15 (e)	100,000
25,000	0.240%, 10/19/15 (e)	24,992
50,000	Credit Agricole Corporate and Investment Bank, 0.320%, 11/09/15	49,969
30,000	Danaher Corp., 0.200%, 09/09/15 (e)	29,999
28,000	DBS Bank Ltd., 0.260%, 10/01/15 (e)	27,994
25,000	Dexia Credit Local, 0.180%, 09/01/15	25,000
22,000	DNB Bank ASA, VAR, 0.352%, 09/27/15 (e)	22,000
	Erste Abwicklungsanstalt,
20,000	0.260%, 10/15/15 (e)	19,993
50,000	0.260%, 10/16/15 (e)	49,984
25,000	0.320%, 11/27/15 (e)	24,981
50,000	European Investment Bank, 0.200%, 09/23/15	49,994
	Gotham Funding Corp.,
32,234	0.200%, 09/09/15 (e)	32,233
100,000	0.200%, 09/22/15 (e)	99,988
	HSBC Bank plc,
130,000	VAR, 0.332%, 09/27/15 (e)	130,000
45,000	VAR, 0.344%, 10/08/15 (e)	45,000
35,000	VAR, 0.351%, 09/09/15 (e)	35,000
	Kells Funding LLC,
50,000	0.250%, 10/16/15 (e)	49,985
50,000	0.321%, 09/25/15 (e)	49,989
10,000	0.321%, 10/01/15 (e)	9,997
85,000	0.321%, 10/02/15 (e)	84,977
10,000	Lloyds Bank plc, 0.260%, 10/20/15	9,996
	LMA Americas LLC,
50,000	0.200%, 09/14/15 (e)	49,996
50,000	0.270%, 09/02/15 (e)	50,000
15,100	0.330%, 11/09/15 (e)	15,090
50,000	0.411%, 09/21/15 (e)	49,989
141,600	Macquarie Bank Ltd., 0.280%, 10/16/15 (e)	141,550
50,000	Matchpoint Finance plc, Series A, 0.130%, 09/01/15 (e)	50,000
53,000	National Australia Bank Ltd., 0.300%, 11/16/15 (e)	52,966
100,000	National Bank of Canada, VAR, 0.418%, 09/17/15 (e)	100,000
	Nordea Bank AB,
56,300	0.331%, 11/19/15 (e)	56,259
25,000	0.401%, 01/11/16 (e)	24,964

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	NRW Bank,
53,000	0.160%, 09/01/15 (e)	53,000
50,000	0.235%, 10/23/15 (e)	49,983
70,000	Oversea-Chinese Banking Corp. Ltd.,
	0.250%, 10/08/15	69,982
	Ridgefield Funding Co. LLC,
55,000	0.411%, 11/03/15 (e)	54,961
165,000	VAR, 0.401%, 09/14/15 (e)	165,000
200,000	VAR, 0.408%, 09/16/15 (e)	200,000
20,000	VAR, 0.410%, 09/18/15 (e)	20,000
50,000	VAR, 0.458%, 09/20/15 (e)	50,000
85,000	Royal Bank of Canada, VAR, 0.406%, 10/13/15 (e)	85,000
	Sumitomo Mitsui Banking Corp.,
64,000	0.180%, 09/02/15 (e)	64,000
75,000	0.300%, 11/10/15 (e)	74,956
100,000	0.351%, 11/05/15 (e)	99,937
	Toronto-Dominion Holdings USA, Inc.,
30,000	0.300%, 10/21/15 (e)	29,987
50,000	0.300%, 10/23/15 (e)	49,978
30,000	0.331%, 12/02/15 (e)	29,975
165,000	UBS Finance Delaware LLC, 0.330%, 11/20/15	164,879
49,530	Versailles Commercial Paper LLC, 0.150%, 09/01/15 (e)	49,530
	Westpac Banking Corp.,
40,000	0.361%, 09/24/15 (e)	39,991
55,000	VAR, 0.290%, 09/08/15 (e)	55,000
30,000	VAR, 0.291%, 09/21/15 (e)	30,000
75,000	VAR, 0.312%, 09/10/15 (e)	74,998
77,000	VAR, 0.313%, 09/20/15 (e)	77,000
77,000	VAR, 0.314%, 09/20/15 (e)	77,000

	Total Commercial Paper (Cost $4,444,901)	4,444,901

Corporate Notes — 2.4%
	Financials — 2.4%
	Banks — 1.4%
35,147	Bank of Nova Scotia (The), 2.050%, 10/07/15	35,202
50,000	Svenska Handelsbanken AB, VAR, 0.408%, 09/21/15 (e)	50,000
185,000	Wells Fargo Bank N.A., VAR, 0.406%, 09/15/15	185,000

		270,202

	Capital Markets — 0.7%
125,000	ING Bank N.V., VAR, 0.332%, 09/30/15 (e)	125,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	21

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — continued
	Insurance — 0.3%
60,000	New York Life Global Funding, VAR,
	0.294%, 10/29/15 (e)	60,000

	Total Corporate Notes (Cost $455,202)	455,202

Repurchase Agreements — 6.8%
125,000	BNP Paribas Securities Corp., 0.640%, dated 08/31/15, due 09/22/15, repurchase price $125,049, collateralized by Corporate Notes and Bonds, 0.000% - 9.000%, due 06/01/17 - 12/31/99, Federal National Mortgage Association, 7.500%, due 06/17/27 and Federal National Mortgage Association Connecticut Avenue Securities, 1.341% - 7.341%, due 07/25/23 - 07/25/25, with value $134,570.	125,000
25,000	Citigroup Global Markets, Inc., 0.570%, dated 08/31/15, due 10/05/15, repurchase price $25,014, collateralized by Corporate Notes and Bonds, 3.250% - 11.750%, due 03/01/16 - 03/01/22, with value $26,872.	25,000
25,000	Citigroup Global Markets, Inc., 0.670%, dated 08/31/15, due 10/05/15, repurchase price $25,016, collateralized by Corporate Notes and Bonds, 0.000% - 5.885%, due 11/10/39 - 07/17/45, with value $26,885.	25,000
155,000	Credit Suisse First Boston USA, Inc., 0.938%, dated 08/31/15, due 09/11/15, repurchase price $155,044, collateralized by Corporate Notes and Bonds, 0.000% - 10.000%, due 04/25/19 - 04/25/57, with value $167,401.	155,000
100,000	Credit Suisse First Boston USA, Inc., 0.861%, dated 08/31/15, due 12/04/15, repurchase price $100,227, collateralized by Corporate Notes and Bonds, 0.000% - 7.060%, due 02/28/24 - 06/15/57, with value $108,001.	100,000
175,000	Credit Suisse First Boston USA, Inc., 0.861%, dated 08/31/15, due 12/04/15, repurchase price $175,398, collateralized by Corporate Notes and Bonds, 5.000%, due 04/25/57, with value $189,000.	175,000
20,000	HSBC Securities USA, Inc., 0.320%, dated 08/31/15, due 09/01/15, repurchase price $20,000, collateralized by Corporate Notes and Bonds, 2.125% - 3.900%, due 03/01/19 - 05/01/45, with value $21,003.	20,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

150,000	Merrill Lynch PFS, Inc., 0.570%, dated 08/31/15, due 09/01/15, repurchase price $150,002, collateralized by Corporate Notes and Bonds, 0.000% - 6.471%, due 09/20/15 - 04/18/52, with value $162,000.	150,000
75,000	Merrill Lynch PFS, Inc., 0.750%, dated 08/31/15, due 10/05/15, repurchase price $75,055, collateralized by Corporate Notes and Bonds, 0.000% - 6.274%, due 01/25/35 - 08/17/45, with value $81,000.	75,000
175,000	Merrill Lynch PFS, Inc., 0.750%, dated 08/31/15, due 10/05/15, repurchase price $175,128, collateralized by Corporate Notes and Bonds, 0.000% - 7.960%, due 04/20/26 - 06/11/49, with value $189,000.	175,000
150,000	Royal Bank of Canada, 0.420%, dated 08/31/15, due 09/08/15, repurchase price $150,014, collateralized by Corporate Notes and Bonds, 1.550% - 10.000%, due 10/10/17 - 07/15/22, Federal National Mortgage Association, 2.500% - 4.000%, due 06/01/25 - 02/01/45 and Government National Mortgage Association, 3.500% - 4.000%, dated 03/20/41 - 12/20/44, with value $153,042.	150,000
100,000	Royal Bank of Canada, 0.460%, dated 08/31/15, due 09/08/15, repurchase price $100,010, collateralized by Corporate Notes and Bonds, 0.000% - 8.295%, due 08/15/19 - 10/15/59, with value $107,000.	100,000

	Total Repurchase Agreements (Cost $1,275,000)	1,275,000

Time Deposits — 19.5%
85,000	China Construction Bank Corp., 0.190%, 09/01/15	85,000
50,000	Citibank N.A., 0.140%, 09/02/15	50,000
349,519	Credit Agricole Corporate and Investment Bank, 0.080%, 09/01/15	349,519
460,000	Credit Industriel et Commercial, 0.080%, 09/01/15	460,000
500,000	DNB Bank ASA, 0.070%, 09/01/15	500,000
420,000	KBC Bank N.V., 0.080%, 09/01/15	420,000
300,000	Landesbank Hessen-Thueringen
	Girozentrale, 0.080%, 09/01/15	300,000
337,830	National Australia Bank Ltd., 0.070%, 09/01/15	337,830
500,000	Natixis S.A., 0.080%, 09/01/15	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
	Skandinaviska Enskilda Banken AB,
125,000	0.070%, 09/01/15	125,000
90,000	0.130%, 09/01/15	90,000
150,000	Standard Chartered plc, 0.070%, 09/01/15	150,000
300,000	Swedbank AB, 0.140%, 09/03/15	300,000

	Total Time Deposits (Cost $3,667,349)	3,667,349

U.S. Government Agency Securities — 0.2%
	Federal Home Loan Bank,
22,000	DN, 0.251%, 02/01/16 (n)	21,977
24,000	DN, 0.251%, 02/08/16 (n)	23,973

	Total U.S. Government Agency Securities (Cost $45,950)	45,950

U.S. Treasury Obligations — 5.4%
	U.S. Treasury Notes — 5.4%
21,000	0.250%, 12/15/15	21,000
129,500	0.375%, 01/15/16	129,544
288,000	0.375%, 03/15/16	288,144
50,000	1.500%, 06/30/16	50,481
130,000	1.750%, 05/31/16	131,393
118,000	2.000%, 01/31/16	118,879
21,000	2.125%, 12/31/15	21,129

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

55,000	2.125%, 02/29/16	55,512
116,000	2.375%, 03/31/16	117,386
20,000	2.625%, 02/29/16	20,232
56,000	4.500%, 02/15/16	57,095

	Total U.S. Treasury Obligations (Cost $1,010,795)	1,010,795

Weekly Demand Notes — 0.1%
	New Jersey — 0.1%
11,985	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.150%, 09/08/15 (e)	11,985
5,000	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.160%, 09/08/15 (e)	5,000

	Total Weekly Demand Notes (Cost $16,985)	16,985

	Total Investments — 100.0% (Cost $18,779,909)*	18,779,909
	Other Assets in Excess of Liabilities — 0.0%	2,207

	NET ASSETS — 100.0%	$18,782,116

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	23

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 61.8%
	Federal Farm Credit Bank — 3.3%
20,000	DN, 0.120%, 12/01/15 (n)	19,994
62,000	DN, 0.291%, 03/21/16 (n)	61,899
220,000	VAR, 0.149%, 09/02/15	220,000
190,000	VAR, 0.161%, 09/08/15	189,968
75,000	VAR, 0.162%, 09/30/15	74,999
160,000	VAR, 0.167%, 09/30/15	159,995
265,000	VAR, 0.180%, 09/18/15	264,983
239,000	VAR, 0.180%, 09/24/15	239,000
390,000	VAR, 0.183%, 09/20/15	390,000
130,000	VAR, 0.197%, 09/29/15	129,976
125,000	VAR, 0.200%, 09/18/15	125,010
120,000	VAR, 0.205%, 09/19/15	119,953

		1,995,777

	Federal Home Loan Bank — 44.0%
350,000	0.150%, 10/19/15	349,975
79,000	0.190%, 09/01/15	79,000
402,000	0.210%, 02/08/16	401,939
220,000	0.250%, 01/22/16	219,985
100,000	0.340%, 06/20/16	99,971
184,000	0.360%, 06/21/16	183,965
275,000	0.400%, 04/01/16	275,000
275,000	0.400%, 06/17/16	275,000
125,000	0.400%, 07/08/16	124,983
329,000	DN, 0.055%, 12/08/15 (n)	328,850
434,926	DN, 0.083%, 09/25/15 (n)	434,926
100,000	DN, 0.085%, 09/17/15 (n)	99,996
200,000	DN, 0.085%, 09/21/15 (n)	199,991
1,650,000	DN, 0.086%, 09/02/15 (n)	1,649,996
2,014,000	DN, 0.087%, 09/23/15 (n)	2,013,894
106,000	DN, 0.090%, 09/04/15 (n)	105,999
325,000	DN, 0.095%, 09/01/15 (n)	325,000
2,168,075	DN, 0.095%, 10/07/15 (n)	2,167,869
1,972,000	DN, 0.095%, 10/09/15 (n)	1,971,802
100,000	DN, 0.105%, 11/17/15 (n)	99,978
1,806,300	DN, 0.108%, 10/14/15 (n)	1,806,068
500,000	DN, 0.112%, 10/28/15 (n)	499,911
1,480,000	DN, 0.133%, 11/04/15 (n)	1,479,651
205,000	DN, 0.140%, 12/10/15 (n)	204,920
940,000	DN, 0.147%, 09/09/15 (n)	939,969
29,500	DN, 0.150%, 12/04/15 (n)	29,489
995,000	DN, 0.156%, 09/11/15 (n)	994,957
1,210,000	DN, 0.157%, 12/07/15 (n)	1,209,689
416,000	DN, 0.158%, 11/13/15 (n)	415,866
950,500	DN, 0.160%, 11/06/15 (n)	950,221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Bank — continued
410,000	DN, 0.165%, 10/02/15 (n)	409,942
470,000	DN, 0.167%, 12/09/15 (n)	469,784
210,000	DN, 0.170%, 10/21/15 (n)	209,950
700,000	DN, 0.170%, 11/19/15 (n)	699,739
104,000	DN, 0.170%, 12/28/15 (n)	103,942
834,925	DN, 0.175%, 11/12/15 (n)	834,633
300,000	DN, 0.178%, 01/20/16 (n)	299,791
1,042,800	DN, 0.189%, 11/25/15 (n)	1,042,336
289,750	DN, 0.200%, 11/18/15 (n)	289,624
149,150	DN, 0.200%, 11/23/15 (n)	149,081
100,000	DN, 0.220%, 01/27/16 (n)	99,910
250,000	DN, 0.241%, 02/05/16 (n)	249,762
100,000	DN, 0.251%, 02/05/16 (n)	99,891
100,000	DN, 0.281%, 02/09/16 (n)	99,813
100,000	DN, 0.291%, 02/09/16 (n)	99,870
230,000	VAR, 0.146%, 09/08/15	229,989
170,000	VAR, 0.155%, 09/17/15	169,992
225,000	VAR, 0.158%, 09/22/15	225,000
250,000	VAR, 0.160%, 09/21/15	250,000
220,000	VAR, 0.172%, 09/21/15	220,000
250,000	VAR, 0.188%, 09/15/15	249,995
175,000	VAR, 0.197%, 09/21/15	174,983

		26,616,887

	Federal Home Loan Mortgage Corp. — 8.6%
500,000	DN, 0.110%, 12/09/15 (n)	499,849
97,409	DN, 0.117%, 12/14/15 (n)	97,376
100,000	DN, 0.120%, 11/05/15 (n)	99,978
250,000	DN, 0.120%, 12/10/15 (n)	249,917
430,000	DN, 0.130%, 09/01/15 (n)	430,000
500,000	DN, 0.140%, 09/17/15 (n)	499,969
265,000	DN, 0.150%, 10/19/15 (n)	264,947
160,000	DN, 0.170%, 11/04/15 (n)	159,951
338,290	DN, 0.182%, 01/21/16 (n)	338,047
100,000	DN, 0.200%, 11/12/15 (n)	99,960
100,000	DN, 0.200%, 11/30/15 (n)	99,950
800,000	DN, 0.220%, 01/11/16 (n)	799,355
237,223	DN, 0.234%, 12/07/15 (n)	237,074
250,000	VAR, 0.178%, 09/15/15	249,970
465,000	VAR, 0.178%, 09/16/15	464,988
369,000	VAR, 0.189%, 09/25/15	369,000
275,000	VAR, 0.197%, 09/21/15	274,975

		5,235,306

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal National Mortgage Association — 5.9%
543,000	DN, 0.115%, 11/02/15 (n)	542,892
500,000	DN, 0.120%, 12/01/15 (n)	499,848
175,000	DN, 0.140%, 12/14/15 (n)	174,929
250,000	DN, 0.150%, 12/15/15 (n)	249,891
250,000	DN, 0.150%, 12/22/15 (n)	249,883
83,410	DN, 0.150%, 12/23/15 (n)	83,371
250,000	DN, 0.180%, 09/01/15 (n)	250,000
250,000	DN, 0.220%, 01/05/16 (n)	249,808
455,000	DN, 0.225%, 01/14/16 (n)	454,616
250,000	DN, 0.240%, 01/25/16 (n)	249,757
270,500	VAR, 0.192%, 09/21/15	270,511
275,000	VAR, 0.214%, 09/26/15	274,961

		3,550,467

	Total U.S. Government Agency Securities (Cost $37,398,437)	37,398,437

U.S. Treasury Obligations — 2.5%
	U.S. Treasury Bill — 0.1%
100,000	0.113%, 09/17/15 (n)	99,995

	U.S. Treasury Notes — 2.4%
500,000	0.250%, 12/15/15	500,198
377,000	0.500%, 06/15/16	377,570
57,000	1.375%, 11/30/15	57,174
235,000	3.250%, 06/30/16	240,619
160,000	3.250%, 05/31/16	163,492
100,000	VAR, 0.103%, 09/01/15	99,933

		1,438,986

	Total U.S. Treasury Obligations (Cost $1,538,981)	1,538,981

Repurchase Agreements — 36.0%
2,285,255	Agency Joint Trading Account I, J.P. Morgan Investment Management, Inc., as agent, 0.150%, dated 08/31/15, due 09/01/15, repurchase price $2,285,266. [1]	2,285,255
185,259	Agency Joint Trading Account II, J.P. Morgan Investment Management, Inc., as agent, 0.145%, dated 08/31/15, due 09/01/15, repurchase price $185,259. [2]	185,259
250,000	Bank of America N.A., 0.140%, dated 08/31/15, due 09/01/15, repurchase price $250,001, collateralized by Federal Home Loan Mortgage Corporation, 3.000%, due 04/01/45 and Federal National Mortgage Association, 3.000%, due 06/01/45, with a value of $255,000.	250,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,000,000	Barclays Capital, Inc., 0.120%, dated 08/31/15, due 09/01/15, repurchase price $2,000,007, collateralized by Federal Farm Credit Bank, 0.150% - 6.125%, dated 10/07/15 - 08/08/39, Federal Home Loan Bank, 0.000% - 5.500%, dated 09/02/15 - 07/15/36, Federal Home Loan Mortgage Corporation, 0.000% - 6.750%, dated 09/02/15 - 05/04/37, Federal National Mortgage Association, 0.000% - 7.250%, due 10/05/15 - 08/06/38 and Tennessee Valley Authority, 5.375% - 5.880%, dated 04/01/36 - 04/01/56, with value $2,040,000.	2,000,000
1,000,000	Barclays Capital, Inc., 0.120%, dated 08/31/15, due 09/02/15, repurchase price $1,000,007, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 55.846%, dated 11/25/23 - 07/15/45, Federal National Mortgage Association, 1.919% - 8.000%, due 01/25/23 - 08/25/45 and Government National Mortgage Association, 0.654% - 9.094%, dated 12/20/28 - 07/20/65, with value $1,025,312.	1,000,000
1,000,000	Barclays Capital, Inc., 0.120%, dated 08/31/15, due 09/03/15, repurchase price $1,000,010, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 5.763%, dated 09/01/42 - 08/01/45, Federal National Mortgage Association, 3.500% - 5.161%, due 02/01/43 - 08/01/45 and Government National Mortgage Association, 0.000% - 6.095%, dated 05/20/37 - 08/20/65, with value $1,021,219.	1,000,000
1,500,000	Barclays Capital, Inc., 0.120%, dated 08/31/15, due 09/04/15, repurchase price $1,500,020, collateralized by Federal Home Loan Mortgage Corporation, 1.493% - 55.846%, dated 04/15/24 - 08/01/45, Federal National Mortgage Association, 0.000% - 13.352%, due 08/25/23 - 08/25/55 and Government National Mortgage Association, 0.000% - 9.475%, dated 01/20/35 - 08/20/65, with value $1,536,038.	1,500,000
500,000	Barclays Capital, Inc., 0.130%, dated 08/31/15, due 09/01/15, repurchase price $500,002, collateralized by Federal Home Loan Mortgage Corporation, 1.946% - 3.000%, dated 09/01/32 - 10/15/40, Federal National Mortgage Association, 4.000% - 6.010%, due 04/25/43 - 08/01/45 and Government National Mortgage Association, 3.000% - 5.527%, dated 04/20/40 - 04/20/45, with value $510,081.	500,000

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	25

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
400,000	BNP Paribas Securities Corp., 0.080%, dated 08/31/15, due 09/14/15, repurchase price $400,012, collateralized by Federal Farm Credit Bank, 0.187% - 0.390%, dated 04/25/16 - 08/21/17, Federal Home Loan Mortgage Corporation, 0.484% - 8.000%, dated 01/27/17 - 04/15/45, Federal National Mortgage Association, 0.000% - 7.500%, due 08/01/16 - 08/01/45 and Government National Mortgage Association, 0.707% - 7.222%, dated 10/20/22 - 11/20/64, with value $408,411.	400,000
1,000,000	Credit Suisse First Boston USA, Inc., 0.220%, dated 08/31/15, due 09/18/15, repurchase price $1,000,110, collateralized by Federal Home Loan Mortgage Corporation, 2.261% - 3.166%, dated 08/01/45 - 09/01/45 and Federal National Mortgage Association, 2.500% - 6.500%, due 06/01/18 - 07/01/45, with value $1,020,002.	1,000,000
5,600,000	Federal Reserve Bank of New York, 0.050%, dated 08/31/15, due 09/01/15, repurchase price $5,600,008, collateralized by U.S. Treasury Securities, 3.625% - 4.000%, due 08/15/18 - 08/15/43, with value $5,600,008.	5,600,000
175,000	Merrill Lynch PFS, Inc., 0.140%, dated 08/31/15, due 09/01/15, repurchase price $175,001, collateralized by Federal Home Loan Mortgage Corporation, 3.000%, dated 04/15/53, Federal National Mortgage Association, 2.500% - 3.500%, due 03/25/42 - 02/25/44 and Government National Mortgage Association, 0.768% - 4.534%, dated 08/20/45 - 07/20/65, with value $180,250.	175,000
500,000	Royal Bank of Canada, 0.350%, dated 08/31/15, due 09/08/15, repurchase price $500,039, collateralized by Federal Home Loan Mortgage Corporation, 3.500% - 4.500%, dated 01/01/45 - 08/01/45, Federal National Mortgage Association, 2.380% - 4.000%, due 12/01/29 - 05/01/45 and Government National Mortgage Association, 2.500% - 4.000%, dated 10/20/43 - 06/20/45, with value $510,000.	500,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,750,000	Societe Generale S.A., 0.110%, dated 08/31/15, due 09/04/15, repurchase price $1,750,021, collateralized by U.S. Treasury Securities, 0.000% - 9.250%, due 10/31/15 - 05/15/44, with value $1,785,000.	1,750,000
500,000	Societe Generale S.A., 0.130%, dated 08/31/15, due 09/28/15, repurchase price $500,051, collateralized by Government National Mortgage Association, 1.750% - 6.000%, dated 06/20/26 - 08/20/45, with value $510,000.	500,000
750,000	Wells Fargo Bank N.A., 0.200%, dated 08/31/15, due 10/23/15, repurchase price $750,221, collateralized by Federal Home Loan Mortgage Corporation, 3.500%, dated 06/01/455, With value $765,255.	750,000
400,000	Wells Fargo Securities, LLLC, 0.120%, dated 08/31/15, due 09/02/15, repurchase price $400,003, collateralized by Federal Home Loan Mortgage Corporation, 3.500%, dated 05/01/43 and Federal National Mortgage Association, 3.000% - 4.000%, due 08/01/30 - 08/01/45, with value $408,098.	400,000
2,000,000	Wells Fargo Securities, LLLC, 0.150%, dated 08/31/15, due 09/01/15, repurchase price $2,000,008, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 5.533%, dated 01/25/20 - 11/25/49, Federal National Mortgage Association, 3.000% - 3.500%, due 08/01/30 - 09/01/45, Government National Mortgage Association, 2.471% - 4.797%, dated 02/20/40 - 08/20/65 and U.S. Treasury Securities, 1.875% - 5.250%, dated 08/31/22 - 02/15/29, with value $2,041,244.	2,000,000

	Total Repurchase Agreements (Cost $21,795,514)	21,795,514

	Total Investments — 100.3% (Cost $60,732,932)*	60,732,932
	Liabilities in Excess of Other Assets — (0.3)%	(202,283)

	NET ASSETS — 100.0%	$60,530,649

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 37.6%
	U.S. Treasury Bills — 4.4% (n)
500,000	0.096%, 12/03/15	499,879
250,000	0.143%, 01/28/16	249,852

		749,731

	U.S. Treasury Notes — 33.2%
225,000	0.103%, 09/01/15	224,848
150,000	0.119%, 09/01/15	150,002
100,000	0.250%, 09/15/15	100,006
100,000	0.250%, 09/30/15	100,008
500,000	0.250%, 10/15/15	500,089
372,000	0.250%, 11/30/15	372,095
50,000	0.250%, 12/15/15	50,000
550,000	0.250%, 12/31/15	550,151
359,000	0.375%, 11/15/15	359,170
175,400	0.375%, 01/15/16	175,535
310,000	0.375%, 01/31/16	310,276
150,000	0.375%, 03/15/16	150,078
100,000	0.500%, 06/15/16	100,151
439,000	1.250%, 10/31/15	439,780
500,000	1.375%, 11/30/15	501,504
100,000	1.500%, 06/30/16	100,961
100,000	1.750%, 05/31/16	101,072
369,711	2.000%, 01/31/16	372,547
430,000	2.125%, 12/31/15	432,716
200,000	2.125%, 02/29/16	201,879
27,000	4.500%, 11/15/15	27,241
350,000	4.500%, 02/15/16	356,888

		5,676,997

	Total U.S. Treasury Obligations (Cost $6,426,728)	6,426,728

Repurchase Agreements — 65.3%
1,338,997	Barclays Capital, Inc., 0.130%, dated 08/31/15, due 09/01/15, repurchase price $1,339,002, collateralized by U.S. Treasury Securities, 0.000% - 1.750%, due 4/15/16 - 11/15/44, with a value of $1,365,777.	1,338,997
133,633	BNP Paribas Securities Corp., 0.130%, dated 08/31/15, due 09/01/15, repurchase price $133,633, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 1/15/16 - 5/15/44, with a value of $136,307.	133,633
100,000	Citigroup Global Markets, Inc., 0.070%, dated 08/31/15, due 09/01/15, repurchase price $100,000, collateralized by U.S. Treasury Securities, 1.750%, due 9/30/19, with a value of $102,000.	100,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,009	Deutsche Bank Securities, Inc., 0.120%, dated 08/31/15, due 09/01/15, repurchase price $4,009, collateralized by U.S. Treasury Securities, 3.625%, due 8/15/19, with a value of $4,089.	4,009
7,300,000	Federal Reserve Bank of New York, 0.050%, dated 08/31/15, due 09/01/15, repurchase price $7,300,010, collateralized by U.S. Treasury Securities, 1.125% - 3.750%, due 10/31/18 - 8/15/42, with a value of $7,300,010.	7,300,000
300,000	HSBC Securities USA, Inc., 0.090%, dated 08/31/15, due 09/01/15, repurchase price $300,001, collateralized by U.S. Treasury Securities, 1.875% - 3.875%, due 5/15/18 - 5/15/43, with a value of $306,004.	300,000
250,000	JPMorgan Securities LLC, 0.130%, dated 08/31/15, due 09/01/15, repurchase price $250,001, collateralized by U.S. Treasury Securities, 1.250% - 2.125%, due 2/29/20 - 1/31/21, with a value of $255,003.	250,000
52,451	Merrill Lynch PFS, Inc., 0.120%, dated 08/31/15, due 09/01/15, repurchase price $52,451, collateralized by U.S. Treasury Securities, 3.750%, due 11/15/43, with a value of $53,500.	52,451
500,000	Societe Generale S.A., 0.100%, dated 08/31/15, due 09/04/15, repurchase price $500,006, collateralized by U.S. Treasury Securities, 0.000% - 8.750%, due 12/31/15 - 2/15/45, with a value of $510,000.	500,000
899,256	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.130%, due 09/01/15, repurchase price $899,259. [3]	899,256
300,000	Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.125%, due 09/01/15, repurchase price $300,001. [4]	300,000

	Total Repurchase Agreements (Cost $11,178,346)	11,178,346

	Total Investments — 102.9% (Cost $17,605,074)*	17,605,074
	Liabilities in Excess of Other Assets — (2.9)%	(491,976)

	NET ASSETS — 100.0%	$17,113,098

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	27

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 87.5%
	Federal Farm Credit Bank — 9.1%
25,000	DN, 0.110%, 11/19/15 (n)	24,994
40,000	DN, 0.120%, 09/15/15 (n)	39,998
25,000	DN, 0.180%, 12/07/15 (n)	24,988
50,000	DN, 0.180%, 12/11/15 (n)	49,975
25,000	VAR, 0.148%, 09/02/15	25,000
45,000	VAR, 0.161%, 09/08/15	44,992
20,000	VAR, 0.162%, 09/30/15	20,000
40,000	VAR, 0.167%, 09/30/15	39,999
50,000	VAR, 0.180%, 09/24/15	50,000
35,000	VAR, 0.183%, 09/20/15	35,000
24,000	VAR, 0.197%, 09/29/15	23,995
25,000	VAR, 0.200%, 09/18/15	25,002

		403,943

	Federal Home Loan Bank — 78.4%
30,000	0.190%, 09/01/15	30,000
25,000	0.210%, 02/08/16	24,996
25,000	0.360%, 06/21/16	24,995
25,000	0.400%, 07/08/16	24,997
200,000	DN, 0.060%, 09/14/15 (n)	199,996
126,300	DN, 0.065%, 09/03/15 (n)	126,300
142,400	DN, 0.065%, 09/18/15 (n)	142,396
10,000	DN, 0.065%, 09/22/15 (n)	10,000
150,000	DN, 0.065%, 09/23/15 (n)	149,994
200,000	DN, 0.068%, 09/11/15 (n)	199,996
21,400	DN, 0.070%, 09/17/15 (n)	21,399
15,700	DN, 0.070%, 09/25/15 (n)	15,699
55,000	DN, 0.070%, 09/30/15 (n)	54,997
184,360	DN, 0.082%, 09/09/15 (n)	184,357
67,163	DN, 0.086%, 09/02/15 (n)	67,163
50,000	DN, 0.088%, 09/04/15 (n)	50,000
250,000	DN, 0.090%, 10/07/15 (n)	249,977
200,000	DN, 0.095%, 10/21/15 (n)	199,974
150,000	DN, 0.120%, 10/09/15 (n)	149,981
329,400	DN, 0.124%, 10/16/15 (n)	329,349
150,000	DN, 0.130%, 11/04/15 (n)	149,965
134,000	DN, 0.140%, 10/23/15 (n)	133,973
25,000	DN, 0.140%, 12/10/15 (n)	24,990

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

26,057	DN, 0.150%, 11/25/15 (n)	26,048
75,000	DN, 0.160%, 11/06/15 (n)	74,978
50,000	DN, 0.165%, 01/04/16 (n)	49,971
50,000	DN, 0.165%, 01/06/16 (n)	49,971
50,000	DN, 0.165%, 01/08/16 (n)	49,970
25,000	DN, 0.167%, 12/09/15 (n)	24,988
125,000	DN, 0.170%, 10/19/15 (n)	124,972
75,000	DN, 0.189%, 11/13/15 (n)	74,971
100,000	DN, 0.189%, 11/20/15 (n)	99,958
150,000	DN, 0.190%, 11/12/15 (n)	149,943
62,000	DN, 0.195%, 01/22/16 (n)	61,952
45,000	VAR, 0.146%, 09/08/15	44,998
14,000	VAR, 0.155%, 09/17/15	13,999
35,000	VAR, 0.160%, 09/21/15	35,000
25,000	VAR, 0.188%, 09/15/15	25,000

		3,472,213

	Total U.S. Government Agency Securities (Cost $3,876,156)	3,876,156

U.S. Treasury Obligations — 12.4%
	U.S. Treasury Bills — 10.3% (n)
357,285	0.040%, 09/24/15	357,276
50,000	0.113%, 09/17/15	49,997
50,000	0.143%, 01/28/16	49,971

		457,244

	U.S. Treasury Notes — 2.1%
32,000	0.375%, 01/15/16	32,006
60,000	0.375%, 03/31/16	60,038

		92,044

	Total U.S. Treasury Obligations (Cost $549,288)	549,288

	Total Investments — 99.9% (Cost $4,425,444)*	4,425,444
	Other Assets in Excess of Liabilities — 0.1%	4,904

	NET ASSETS — 100.0%	$4,430,348

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 103.8%
	U.S. Treasury Bills — 79.5% (n)
1,000,000	0.094%, 12/03/15	999,762
1,739,684	0.004%, 09/24/15	1,739,680
1,500,000	0.011%, 10/01/15	1,499,986
2,000,000	0.015%, 10/08/15	1,999,969
571,000	0.016%, 09/10/15	570,998
1,265,000	0.023%, 10/15/15	1,264,965
1,356,342	0.025%, 09/03/15	1,356,340
1,100,000	0.025%, 10/22/15	1,099,961
92,098	0.030%, 12/10/15	92,090
2,261,731	0.036%, 11/27/15	2,261,536
1,352,961	0.037%, 09/17/15	1,352,939
1,100,000	0.045%, 10/29/15	1,099,920
250,000	0.070%, 12/24/15	249,945
700,000	0.074%, 11/05/15	699,907
2,000,000	0.111%, 11/19/15	1,999,512
2,000,000	0.121%, 11/12/15	1,999,516
200,000	0.130%, 01/14/16	199,902

		20,486,928

	U.S. Treasury Notes — 24.3%
750,000	0.103%, 09/01/15	749,616
250,000	0.119%, 09/01/15	250,002

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

300,000	0.127%, 09/01/15	299,950
350,000	0.134%, 09/01/15	349,970
750,000	0.250%, 09/15/15	750,048
1,227,000	0.250%, 10/15/15	1,227,284
150,000	0.250%, 10/31/15	150,040
728,000	0.250%, 12/31/15	728,326
90,000	0.375%, 03/31/16	90,058
500,000	1.375%, 11/30/15	501,496
800,000	2.125%, 12/31/15	805,272
125,000	3.250%, 06/30/16	127,989
250,000	4.500%, 11/15/15	252,250

		6,282,301

	Total U.S. Treasury Obligations (Cost $26,769,229)	26,769,229

	Total Investments — 103.8% (Cost $26,769,229)*	26,769,229
	Liabilities in Excess of Other Assets — (3.8)%	(989,722)

	NET ASSETS — 100.0%	$25,779,507

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 90.4%
	Alabama — 0.1%
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.030%, 09/08/15	15,000
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.010%, 09/01/15	775

		15,775

	Alaska — 1.9%
	Alaska Housing Finance Corp., Governmental Purpose,
40,080	Series A, Rev., VRDO, 0.010%, 09/08/15	40,080
32,660	Series B, Rev., VRDO, 0.010%, 09/08/15	32,660
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.010%, 09/08/15	12,300
	Alaska Housing Finance Corp., Home Mortgage,
50,880	Series A, Rev., VRDO, 0.020%, 09/08/15	50,880
80,880	Series B, Rev., VRDO, 0.010%, 09/08/15	80,880
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
35,350	Rev., VRDO, 0.010%, 09/01/15	35,350
39,625	Series A, Rev., VRDO, 0.010%, 09/01/15	39,625
18,150	Series B, Rev., VRDO, 0.010%, 09/01/15	18,150
22,795	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 09/01/15	22,795
23,030	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0028, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 09/01/15 (e)	23,030

		355,750

	Arizona — 0.7%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Class R, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.030%, 09/08/15	15,600
7,060	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	7,060
20,000	Phoenix City IDA, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.010%, 09/01/15	20,000
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC COLL, LIQ: FHLMC, 0.020%, 09/08/15	2,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — continued
40,350	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	40,350
9,400	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014-B, Rev., VRDO, 0.010%, 09/01/15	9,400

		136,710

	California — 10.8%
28,780	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.010%, 09/08/15	28,780
23,700	Antelope Valley-East Kern Water Agency, Series A-2, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	23,700
784	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 09/08/15	784
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.010%, 09/01/15 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/08/15	2,400
22,800	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.010%, 09/08/15	22,800
23,800	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	23,800
17,930	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 09/08/15	17,930
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 09/08/15	6,100
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.010%, 09/08/15	30,000
1,320	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/15	1,320
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
16,600	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 09/01/15	16,600

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
750	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/01/15	750
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	2,870
16,500	California Municipal Finance Authority, Pollution Control, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.010%, 09/01/15	16,500
18,055	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project, Series A, Rev., VRDO, 0.010%, 09/01/15	18,055
	California Statewide Communities Development Authority,
27,000	Series 09-D, 0.140%, 10/08/15	27,000
45,000	Series 9B-1, 0.240%, 03/04/16	45,000
35,000	Series B-5, 0.130%, 10/01/15	35,000
82,650	Series J, Rev., VRDO, 0.010%, 09/08/15	82,650
4,750	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: Royal Bank of Canada, 0.020%, 09/08/15	4,750
16,550	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	16,550
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.010%, 09/08/15	39,100
88,300	Series B, Rev., VRDO, 0.010%, 09/08/15	88,300
73,900	Series C-1, Rev., VRDO, 0.010%, 09/08/15	73,900
60,835	Series C-2, Rev., VRDO, 0.010%, 09/08/15	60,835
64,840	Series C-3, Rev., VRDO, 0.010%, 09/08/15	64,840
94,280	Series E, Rev., VRDO, 0.010%, 09/08/15	94,280
28,650	Series L, Rev., VRDO, 0.010%, 09/08/15	28,650
133,850	Series M, Rev., VRDO, 0.010%, 09/08/15	133,850
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.020%, 09/08/15	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, LIQ: FNMA, 0.030%, 09/08/15	8,700
1,050	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15	1,050

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
1,354	City of Irvine, Improvement Bond Act of 1915, District No. 97-17, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15 (e)	1,354
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.010%, 09/08/15	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	59,050
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.020%, 09/08/15	900
5,350	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.010%, 09/08/15	5,350
80,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	84,416
70,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	72,721
35,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	35,491
	Eastern Municipal Water District, Water and Waste Water,
3,200	Series B, Rev., VRDO, 0.010%, 09/01/15	3,200
47,260	Series C, Rev., VRDO, 0.010%, 09/08/15	47,260
29,535	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 09/08/15	29,535
1,800	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	1,800
1,100	Irvine Unified School District, Community Facilities District No. 09-1, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	1,100
28,550	Los Angeles City Department of Water & Power, Power System, Series A, Subseries A-3, Rev., VRDO, 0.010%, 09/08/15	28,550
45,500	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 09/08/15	45,500
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.040%, 09/08/15	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.020%, 09/08/15	11,820

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
	Los Angeles Department of Water & Power, Power System,
27,400	Series A, Subseries A-7, Rev., VRDO, 0.010%, 09/08/15	27,400
45,000	Series B, Subseries B-2, Rev., VRDO, 0.010%, 09/08/15	45,000
52,900	Series B, Subseries B-7, Rev., VRDO, 0.010%, 09/08/15	52,900
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.010%, 09/08/15	9,200
32,115	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	32,115
11,950	Metropolitan Water District of Southern California, Series A-2, Rev., 0.010%, 09/08/15	11,950
55,260	Puttable Floating Option Tax-Exempt Receipts, Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.020%, 09/08/15 (e)	55,260
17,025	Riverside County Transportation Commission, Sales Tax, Series C, Rev., VRDO, 0.010%, 09/08/15	17,025
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, LOC: Societe Generale, 0.020%, 09/08/15	5,000
67,635	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	67,635
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15	18,000
4,775	San Francisco Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	4,775
17,000	San Francisco City & County Redevelopment Agency, Airport Commission City, California San Francisco International Airport, Series 36A, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/08/15	17,000
5,090	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	5,090

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
	State of California, Kindergarten,
11,700	Series A5, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/01/15	11,700
31,400	Series A6, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/08/15	31,400
34,200	Series A7, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/08/15	34,200
13,900	Series B1, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/01/15	13,900
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	33,000
	State of California, Various Purpose,
80,000	GO, 2.000%, 08/01/16	81,304
18,530	GO, 2.000%, 08/01/16	18,832
6,250	Tender Option Bond Trust Receipts, 0.050%, 09/08/15	6,250

		2,060,342

	Colorado — 3.6%
	City of Colorado Springs, Utilities System Improvement,
11,100	Series A, Rev., VRDO, 0.020%, 09/08/15	11,100
44,555	Series A, Rev., VRDO, 0.020%, 09/08/15	44,555
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.080%, 09/08/15	1,000
48,665	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.020%, 09/08/15	48,665
105,000	Colorado Educational Loan program, Rev., TAN, 1.500%, 06/29/16	106,041
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/08/15	10,300
1,570	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.020%, 09/08/15	1,570
11,530	Colorado Housing & Finance Authority, Multi-Family Housing, Terrace Park Apartments Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/08/15	11,530
	Colorado Housing & Finance Authority, Single Family Mortgage,
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.030%, 09/08/15	50,000
43,125	Series B-3, Class I, Rev. VRDO, LOC: FHLB, 0.030%, 09/08/15	43,125
2,665	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.020%, 09/08/15	2,665

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — continued
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.010%, 09/08/15	15,010
195,000	State of Colorado, General Fund, Rev., TAN, 1.500%, 06/28/16	196,952
	University of Colorado Hospital Authority,
87,410	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15 (p)	87,410
23,695	Series B, Rev., VRDO, 0.200%, 03/28/16	23,695
40,220	Series C, Rev., VRDO, 0.200%, 03/28/16	40,220

		693,838

	Connecticut — 0.6%
39,200	Capital City EDA, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	39,200
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
35,000	Series C, Subseries C-2, Rev., VRDO, AMT, 0.020%, 09/08/15	35,000
21,935	Series D, Subseries D-3, Rev., VRDO, AMT, 0.030%, 09/08/15	21,935
18,140	Connecticut State Health & Educational Facility Authority, Yale University, Series V-1, Rev., VRDO, 0.010%, 09/01/15	18,140

		114,275

	Delaware — 0.4%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.020%, 09/08/15	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.020%, 09/08/15	8,525
20,265	University of Delaware, Series B, Rev., VRDO, 0.010%, 09/01/15	20,265

		70,745

	District of Columbia — 0.3%
25,000	District of Columbia, GO, TRAN, 1.500%, 09/30/15	25,027
1,780	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/08/15	1,780
2,148	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/08/15	2,148

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	District of Columbia — continued
12,125	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series B, Subseries B-1, Rev., VRDO, 0.010%, 09/08/15	12,125
19,200	Metropolitan Washington Airports Authority, Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 09/08/15	19,200

		60,280

	Florida — 2.3%
16,575	Austin Trust, Various States, Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 09/08/15	16,575
41,950	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	41,950
19,285	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.020%, 09/08/15	19,285
1,700	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Rev., 0.060%, 09/08/15	1,700
	Gainesville Utility Systems,
34,900	0.080%, 09/17/15	34,900
18,410	Series A, Rev., VRDO, 0.010%, 09/01/15	18,410
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
43,165	Series I-1, Rev., VRDO, 0.010%, 09/08/15	43,165
18,300	Series I-4, Rev., VRDO, 0.010%, 09/08/15	18,300
	JEA, Electric System,
18,500	Series B-2, Rev., 0.010%, 09/08/15	18,500
27,600	Series B-3, Rev., VRDO, 0.010%, 09/08/15	27,600
8,000	JEA, St. Johns River Power Park System, Series ROCS-RR II R-14025, Rev., VAR, LIQ: Citibank N.A., 0.030%, 09/08/15	8,000
37,600	JEA, Water and Sewer System, Series A-1, Rev., VRDO, 0.010%, 09/01/15	37,600
200	JEA, Water and Sewer Systems, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	200
12,610	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	12,610
29,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 09/08/15	29,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.020%, 09/08/15 (e)	22,285
5,855	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	5,855
68,800	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	68,800
675	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 09/01/15	675
14,900	Tender Option Bond Trust Receipts, Series 2015-XF0251, 0.061%, 09/08/15	14,900

		441,210

	Georgia — 1.6%
7,660	DeKalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	7,660
10,045	DeKalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	10,045
10,735	DeKalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 09/08/15	10,735
104,780	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, 0.030%, 09/08/15	104,780
45,960	Georgia Municipal Electric Authority, Project One, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	45,960
3,090	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/08/15	3,090
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VAR, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.020%, 09/08/15	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21—Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Georgia — continued
	Private Colleges & Universities Authority, Emory University,
44,225	Series B, Subseries B-2, Rev., VRDO, 0.010%, 09/08/15	44,225
43,295	Series C-1, Rev., VRDO, 0.010%, 09/08/15	43,295
22,000	Series C-5, Rev., VRDO, 0.010%, 09/08/15	22,000

		298,130

	Idaho — 1.0%
10,400	Coeur d’Alene Tribe, GO, VRDO, LOC: Bank of America N.A., 0.030%, 09/08/15	10,400
7,370	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.020%, 09/08/15	7,370
180,000	State of Idaho, GO, TAN, 2.000%, 06/30/16	182,540

		200,310

	Illinois — 3.9%
59,880	Chicago Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/15	59,880
140,600	Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.020%, 09/08/15	140,600
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 09/08/15	4,300
10,700	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	10,700
1,240	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.140%, 09/08/15	1,240
3,615	County of Will, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.010%, 09/01/15	3,615
4,815	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	4,815
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Class F, Rev., VRDO, FNMA, LIQ: FHLMC, 0.040%, 09/08/15	10,000
20,000	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.010%, 09/08/15	20,000
40,500	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/08/15	40,500

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
21,300	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.020%, 09/08/15	21,300
43,040	Illinois Finance Authority, Evanston Hospital Corp., Rev., VRDO, 0.020%, 09/08/15	43,040
31,925	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.010%, 09/01/15	31,925
	Illinois Finance Authority, Northwestern Memorial Hospital,
39,530	Series A-2, Rev., VRDO, 0.010%, 09/08/15	39,530
27,335	Series A-4, Rev., VRDO, 0.010%, 09/08/15	27,335
	Illinois Finance Authority, University of Chicago,
75,976	Rev., VRDO, 0.010%, 09/08/15	75,976
23,045	Series B, Rev., VRDO, 0.020%, 09/08/15	23,045
26,580	Illinois Finance Authority, University of Chicago Medical Center, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	26,580
1,340	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	1,340
	Illinois Finance Authority, University of Chicago Medical Centre,
6,540	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/01/15	6,540
25,000	Series D-1, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 09/01/15	25,000
7,100	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.010%, 09/08/15	7,100
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.020%, 09/08/15	30,000
51,400	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 09/08/15	51,400
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.020%, 09/08/15	21,200
3,800	Joliet Regional Port District, Marine Terminal, Exxon Project, Series 1989, Rev., VRDO, 0.010%, 09/01/15	3,800
7,395	Regional Transportation Authority, Series SGC-55, Class A, GO, VRDO, FGIC, LOC: Societe Generale, 0.020%, 09/08/15	7,395

		738,156

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — 2.4%
25,425	Eclipse Funding Trust, Solar Eclipse, Various States, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 09/08/15	25,425
	Indiana Health Facility Financing Authority, Ascension Health,
37,000	Series A-2, Rev., VRDO, 0.010%, 09/08/15	37,000
53,210	Series E-6, Rev., VRDO, 0.010%, 09/08/15	53,210
35,275	Indiana State Finance Authority, Ascension Health Senior Credit Group, Series E-8, Rev., VRDO, 0.010%, 09/08/15	35,275
12,730	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/01/15	12,730
35,325	Indiana State Finance Authority, Lease Appropriation, Stadium Project, Series A-2, 0.010%, 09/08/15	35,325
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 09/08/15	36,000
	Indiana State Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 09/08/15	69,335
88,040	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	88,040
30,425	Indiana State Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	30,425
36,425	RBC Municipal Products, Inc. Trust, Various States, Series E-23, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.020%, 09/08/15	36,425

		459,190

	Iowa — 0.7%
31,485	City of Hills, Health Facilities, Mercy Hospital Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	31,485
8,050	Iowa Finance Authority, Midwest Disaster Area, Chrisbro III, Inc. Project, Rev., VRDO, 0.030%, 09/08/15	8,050
56,900	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Company Project, Rev., VRDO, 0.020%, 09/08/15	56,900
7,440	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, FNMA, 0.020%, 09/08/15	7,440

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Iowa — continued
	Iowa Higher Education Loan Authority, St. Ambrose University Project,
20,000	Rev., VRDO, LOC: Northern Trust Co., 0.010%, 09/01/15	20,000
12,400	Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	12,400

		136,275

	Kansas — 0.4%
30,315	Kansas State Department of Transportation, Highway, Series C-2, Rev., VRDO, 0.020%, 09/08/15	30,315
14,000	Kansas State Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	14,000
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/01/15	19,720
17,050	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	17,050

		81,085

	Kentucky — 1.1%
5,055	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/08/15	5,055
30,000	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.020%, 09/08/15	30,000
8,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 09/08/15	8,000
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, 0.030%, 09/08/15	21,000
150,000	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/24/15	150,592

		214,647

	Louisiana — 1.4%
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
91,750	Series A, Rev., VRDO, 0.010%, 09/01/15	91,750
80,300	Series B, Rev., VRDO, 0.010%, 09/01/15	80,300

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Louisiana — continued
	East Baton Rouge Parish, PCR, Exxon Project,
46,045	Rev., VRDO, 0.010%, 09/01/15	46,045
18,130	Rev., VRDO, 0.010%, 09/01/15	18,130
14,268	Industrial Development Board of the Parish of East Baton Rouge, Louisiana, Inc., ExxonMobil Project, Gulf Opportunity Zone, Rev., VRDO, 0.010%, 09/01/15	14,268
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 09/08/15 (e)	19,760
7,240	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.020%, 09/08/15	7,240

		277,493

	Maryland — 1.5%
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.020%, 09/08/15	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.030%, 09/08/15	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
46,690	Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 0.030%, 09/08/15	46,690
58,800	Series J, Rev., VRDO, AMT, 0.020%, 09/08/15	58,800
50,390	Maryland Economic Development Corp., Multi-Modal, Howard Hughes Medical Institute Project, Series B, Rev., VRDO, 0.010%, 09/08/15	50,390
36,110	Maryland Health & Higher Educational Facilities Authority, Series B, 0.050%, 09/01/15	36,110
16,100	Maryland Health & Higher Educational Facilities Authority, John Hopkins University, Series A, Rev., VRDO, 0.010%, 09/08/15	16,100

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
4,549	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/15	4,549
32,635	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.010%, 09/08/15	32,635
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 09/08/15	2,000

		280,574

	Massachusetts — 1.4%
40,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.010%, 09/08/15	40,000
29,700	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.010%, 09/08/15	29,700
2,500	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.130%, 09/08/15	2,500
	Massachusetts State Health & Educational Facilities Authority, Amherst College,
24,200	Series J-1, Rev., VRDO, 0.010%, 09/08/15	24,200
8,100	Series J-2, Rev., VRDO, 0.010%, 09/01/15	8,100
6,650	Massachusetts State Health & Educational Facilities Authority, Baystate Medical Center, Series G, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	6,650
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
24,980	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 09/08/15	24,980
3,400	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 09/08/15	3,400
33,820	Massachusetts State Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.010%, 09/01/15	33,820
66,450	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.010%, 09/01/15	66,450
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.010%, 09/08/15	22,000

		261,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Michigan — 1.1%
31,600	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Class B, Rev., VRDO, 0.010%, 09/08/15	31,600
14,197	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.020%, 09/08/15	14,197
11,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 09/08/15	11,580
	Regent of the University of Michigan,
43,000	Series A, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 09/01/15	43,000
14,755	Series B, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 09/01/15	14,755
	University of Michigan,
70,625	Series B, Rev., VRDO, 0.010%, 09/08/15	70,625
33,115	Series D-1, Rev., VRDO, 0.010%, 09/01/15	33,115

		218,872

	Minnesota — 3.4%
33,330	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.020%, 09/08/15	33,330
15,000	City of Rochester, Minnesota Health Care Facilities, Mayo Foundation, Rev., 0.010%, 09/08/15	15,000
18,600	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.020%, 09/08/15	18,600
	Eclipse Funding Trust, Solar Eclipse, Various States,
38,300	Series 0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 09/01/15	38,300
18,175	Series 0114, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	18,175
9,490	Series 2006-0074, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	9,490
20,665	Series 2006-0096, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	20,665
30,345	Series 2007-0003, Rev., VAR, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 09/08/15	30,345
19,970	Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 09/08/15	19,970

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — continued
30,515	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	30,515
20,495	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	20,495
19,285	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.010%, 09/01/15	19,285
11,715	Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., 0.030%, 09/08/15	11,715
17,610	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	17,610
8,900	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/08/15	8,900
37,785	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	37,785
	Minnesota Housing Finance Agency, Residential Housing Finance,
5,175	Series B, Rev., VRDO, AMT, 0.020%, 09/08/15	5,175
20,000	Series C, Rev., VRDO, AMT, 0.030%, 09/08/15	20,000
11,350	Series G, Rev., VRDO, AMT, 0.020%, 09/08/15	11,350
8,145	Series J, Rev., VRDO, AMT, 0.020%, 09/08/15	8,145
13,635	Series S, Rev., VRDO, AMT, 0.050%, 09/08/15	13,635
	Minnesota Office of Higher Education, Supplemental Student Loan Program,
35,000	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/08/15	35,000
17,000	Series B, Rev., VRDO, LOC: State Street Bank & Trust, 0.020%, 09/08/15	17,000
95,700	Series B, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.030%, 09/08/15	95,700
	Rochester, Minnesota Health Care Facilities, Mayo Foundation,
62,050	Series A, Rev., VRDO, 0.020%, 09/08/15	62,050
41,400	Series C, Rev., VRDO, 0.020%, 09/08/15	41,400

		659,635

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Mississippi — 4.0%
29,255	County of Jackson, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 09/01/15	29,255
30,520	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 09/01/15	30,520
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
16,400	Series A, Rev., VRDO, 0.010%, 09/01/15	16,400
35,190	Series A, Rev., VRDO, 0.010%, 09/01/15	35,190
26,670	Series A, Rev., VRDO, 0.010%, 09/01/15	26,670
30,400	Series A, Rev., VRDO, 0.010%, 09/08/15	30,400
29,800	Series B, Rev., VRDO, 0.010%, 09/01/15	29,800
14,275	Series B, Rev., VRDO, 0.010%, 09/01/15	14,275
5,350	Series B, Rev., VRDO, 0.010%, 09/01/15	5,350
19,000	Series B, Rev., VRDO, 0.010%, 09/08/15	19,000
16,520	Series C, Rev., VRDO, 0.010%, 09/01/15	16,520
29,945	Series C, Rev., VRDO, 0.010%, 09/01/15	29,945
16,445	Series C, Rev., VRDO, 0.010%, 09/01/15	16,445
25,000	Series C, Rev., VRDO, 0.010%, 09/08/15	25,000
14,000	Series D, Rev., VRDO, 0.010%, 09/01/15	14,000
40,000	Series D, Rev., VRDO, 0.010%, 09/08/15	40,000
16,250	Series D, Rev., VRDO, 0.010%, 09/01/15	16,250
21,150	Series E, Rev., VRDO, 0.010%, 09/01/15	21,150
30,000	Series E, Rev., VRDO, 0.010%, 09/08/15	30,000
16,690	Series F, Rev., VRDO, 0.010%, 09/01/15	16,690
36,200	Series F, Rev., VRDO, 0.010%, 09/01/15	36,200
32,875	Series F, Rev., VRDO, 0.010%, 09/08/15	32,875
53,690	Series G, Rev., VRDO, 0.010%, 09/01/15	53,690
11,080	Series G, Rev., VRDO, 0.010%, 09/01/15	11,080
7,900	Series G, Rev., VRDO, 0.010%, 09/01/15	7,900
34,950	Series H, Rev., VRDO, 0.010%, 09/01/15	34,950
23,150	Series I, Rev., VRDO, 0.010%, 09/01/15	23,150
44,650	Series J, Rev., VRDO, 0.010%, 09/01/15	44,650
45,190	Series L, Rev., VRDO, 0.010%, 09/01/15	45,190
11,345	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.010%, 09/08/15	11,345

		763,890

	Missouri — 2.0%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 09/08/15	59,075
950	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/08/15	950

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — continued
	Missouri Development Finance Board,
30,783	Series 05-A, 0.110%, 10/28/15	30,783
22,124	Series 06-A, 0.110%, 10/28/15	22,124
25,938	Series 08-A, 0.110%, 10/28/15	25,938
28,905	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.010%, 09/01/15	28,905
51,200	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.010%, 09/08/15	51,200
13,800	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series C, Rev., VRDO, 0.010%, 09/01/15	13,800
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.270%, 03/28/16	20,000
20,000	Series C, Rev., VRDO, 0.270%, 03/28/16	20,000
46,600	Series G, Rev., VRDO, 0.010%, 09/08/15	46,600
50,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series F, Rev., VRDO, 0.010%, 09/08/15	50,000
7,450	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	7,450
	Missouri State Health & Educational Facilities Authority, Washington University,
930	Series B, Rev., VRDO, 0.010%, 09/01/15	930
4,500	Series C, Rev., VRDO, 0.010%, 09/01/15	4,500
300	Series D, Rev., VRDO, 0.010%, 09/01/15	300

		382,555

	Nebraska — 0.4%
30,610	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/08/15	30,610
23,380	County of Lancaster, Hospital Authority, No. 1, BryanLGH Medical Center, Series B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	23,380
17,995	Nebraska Public Power District, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 09/08/15	17,995

		71,985

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nevada — 2.1%
29,875	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.020%, 09/08/15	29,875
28,735	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.020%, 09/08/15	28,735
	County of Clark, Airport System Subordinate Lien,
54,920	Series D-1, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	54,920
88,600	Series D-2A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	88,600
150,000	Las Vegas Valley Water District, Series 04-B, 0.040%, 09/01/15	150,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.170%, 09/08/15	10,900
2,885	Series M, Rev., VAR, LOC: U.S. Bank N.A., 0.040%, 09/08/15	2,885
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	12,710

		408,655

	New Hampshire — 0.2%
10,995	New Hampshire Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Banknorth N.A., 0.030%, 09/08/15	10,995
14,965	New Hampshire Health & Educational Facilities Authority, University System, Series B, Rev., VRDO, 0.010%, 09/01/15	14,965
12,000	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo & Co., 0.070%, 09/08/15	12,000

		37,960

	New Jersey — 0.7%
35,100	New Jersey Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.020%, 09/08/15	35,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — continued
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
14,510	Series I, Rev., VRDO, AMT, 0.010%, 09/08/15	14,510
17,200	Series R, Rev., VRDO, 0.020%, 09/08/15	17,200
58,925	Series Y, Rev., VRDO, AMT, 0.010%, 09/08/15	58,925

		125,735

	New Mexico — 0.2%
21,485	New Mexico Finance Authority, State Transportation, Senior Lien, Rev., 2.000%, 06/15/16	21,784
23,065	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.020%, 09/08/15	23,065

		44,849

	New York — 21.2%
15,720	BB&T Municipal Trust, Various States, Series 2025, Rev., VRDO, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust, 0.020%, 09/08/15	15,720
	City of New York, Fiscal Year 1994,
10,000	Series 1994 H, GO, VRDO, 0.010%, 09/01/15	10,000
1,500	Sub Series H-3, GO, VRDO, AGM, 0.010%, 09/01/15	1,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.010%, 09/08/15	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: Bank of Montreal, 0.010%, 09/08/15	11,000
100	Subseries H-1, Class H, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 09/01/15	100
1,325	Subseries H-4, Class H, GO, VRDO, LOC: Bank of New York Mellon, 0.010%, 09/01/15	1,325
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	21,700
30,000	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	30,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
34,450	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/01/15	34,450
	City of New York, Fiscal Year 2008,
67,855	Series J, Subseries J-5, GO, VRDO, 0.010%, 09/01/15	67,855
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 09/01/15	62,040
71,500	Series L, Subseries L-3, GO, VRDO, 0.010%, 09/01/15	71,500
14,735	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	14,735
81,400	Subseries L-5, GO, VRDO, 0.010%, 09/01/15	81,400
	City of New York, Fiscal Year 2012,
18,225	GO, 5.000%, 08/01/16	19,020
21,870	Series A, Subseries A-3, GO, VRDO, LIQ: Landesbank Hessen-Thuringen, 0.010%, 09/01/15	21,870
36,520	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 09/01/15	36,520
52,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/08/15	52,600
49,800	Series G, Subseries G-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/08/15	49,800
8,910	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 09/01/15	8,910
	City of New York, Fiscal Year 2013,
39,330	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 09/01/15	39,330
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.010%, 09/08/15	12,750
23,400	City of New York, Fiscal Year 2014, Subseries D-4, GO, VRDO, 0.010%, 09/01/15	23,400
31,635	City of Rochester, GO, BAN, 1.500%, 08/05/16	31,988
51,130	EAGLE Tax-Exempt Trust, Series 0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.050%, 09/08/15	51,130
	Eclipse Funding Trust, Solar Eclipse, Various States,
13,380	Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 09/08/15	13,380
10,415	Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.030%, 09/08/15	10,415

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
20,455	Series 2006-0159, Rev., VAR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	20,455
	Metropolitan Transportation Authority,
12,000	Rev., 0.010%, 09/01/15	12,000
138,500	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	138,500
10,500	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 09/01/15	10,500
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.030%, 09/08/15	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 09/08/15	19,050
20,000	Metropolitan Transportation Authority, Transportation, Series 2012E, Subseries 2005E-3, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 09/01/15	20,000
19,350	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, 0.010%, 09/08/15	19,350
15,570	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	15,570
117,210	Nassau Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.010%, 09/08/15	117,210
30,250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.010%, 09/01/15	30,250
8,750	New York City Health & Hospital Corp., Health System, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	8,750
20,000	New York City Housing Development Corp., Multi-Family Housing, First Ave. Development, Rev., 0.020%, 09/08/15	20,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	4,760
25,000	New York City Housing Development Corp., Multi-Family Mortgage, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	25,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.010%, 09/08/15	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	7,255
59,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	59,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	13,600
8,230	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	8,230
44,900	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	44,900
27,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 09/08/15	27,300
27,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	27,800
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, LIQ: FNMA, 0.010%, 09/08/15	2,930
34,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series B, Subseries B-3, Rev., VRDO, 0.010%, 09/01/15	34,000
65,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F, Subseries F-1, Rev., VRDO, 0.010%, 09/01/15	65,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
42,200	Series A, Subseries A-2, Rev., VRDO, 0.010%, 09/01/15	42,200

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
32,310	Series B, Subseries B-1, Rev., VRDO, 0.010%, 09/01/15	32,310
22,200	Series B, Subseries B-2, Rev., VRDO, 0.010%, 09/01/15	22,200
21,150	Series B, Subseries B-3, Rev., VRDO, 0.010%, 09/01/15	21,150
25,850	Series B, Subseries B-4, Rev., VRDO, 0.010%, 09/01/15	25,850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
25,975	Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 09/01/15	25,975
30,135	Subseries AA-1A, Class A, Rev., VRDO, 0.010%, 09/01/15	30,135
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
14,700	Series CC, Subseries CC-1, Rev., VRDO, 0.010%, 09/01/15	14,700
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.010%, 09/01/15	27,185
51,810	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 09/01/15	51,810
63,610	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 09/01/15	63,610
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011,
58,955	Series DD, Subseries DD-1, Rev., VRDO, 0.010%, 09/01/15	58,955
34,770	Series DD, Subseries DD-3A, Rev., VRDO, 0.010%, 09/01/15	34,770
44,150	Series FF, Subseries FF-1, Rev., VRDO, 0.010%, 09/01/15	44,150
1,850	Subseries DD-3B, Rev., VRDO, 0.010%, 09/01/15	1,850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
40,365	Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 09/01/15	40,365
63,520	Series BB, Subseries BB-2, Rev., VRDO, 0.010%, 09/01/15	63,520

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
18,420	Series BB-4, Rev., VRDO, 0.010%, 09/01/15	18,420
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 09/08/15	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.030%, 09/08/15	36,060
80,000	New York City Transitional Finance Authority, Future Tax Secured Tax-Exempt Subordinate, Fiscal Year 2015, Subseries E-4, Rev., VRDO, 0.010%, 09/01/15	80,000
51,900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.020%, 09/08/15	51,900
39,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.010%, 09/01/15	39,100
36,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2002, Subseries C-5, Rev., VRDO, 0.010%, 09/01/15	36,200
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
29,050	Series C, Subseries C-4, Rev., VRDO, 0.010%, 09/01/15	29,050
9,175	Subseries A-4, Rev., VRDO, 0.010%, 09/01/15	9,175
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
19,800	Series A, Subseries A-5, Rev., VRDO, 0.010%, 09/01/15	19,800
52,500	Series A, Subseries A-6, Rev., VRDO, 0.010%, 09/01/15	52,500
60,100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.010%, 09/01/15	60,100
93,070	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.010%, 09/01/15	93,070
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.010%, 09/08/15	2,360

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.020%, 09/01/15	14,865
1,350	Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 09/01/15	1,350
26,450	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/01/15	26,450
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 09/08/15 (e)	3,160
7,400	New York State Dormitory Authority, Series ROCS-RR II R-14018, Rev., VAR, LIQ: Citibank N.A., 0.030%, 09/08/15 (e)	7,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	45,600
6,920	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.010%, 09/08/15	6,920
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.020%, 09/08/15	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15	500
62,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	62,490
25,190	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	25,190
22,600	New York State Energy Research & Development Authority, Subseries A-4, Rev., VRDO, LOC: Scotiabank, 0.010%, 09/08/15	22,600
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 09/08/15	19,920
10,000	Series C, Subseries C-2, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.010%, 09/08/15	10,000
1,800	New York State Housing Finance Agency, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	1,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	2,755
34,100	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, 0.010%, 09/08/15	34,100
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	4,100
46,900	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 09/01/15	46,900
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 09/08/15	51,100
10,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	10,000
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, LOC: FNMA, 0.020%, 09/08/15	4,200
42,700	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 09/08/15	42,700
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 09/08/15	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	3,200
5,500	New York State Housing Finance Agency, 625 West 57th Street, Rev., 0.010%, 09/08/15	5,500
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	3,900

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Class E, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	7,400
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	27,000
13,850	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	13,850
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.030%, 09/08/15	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, LIQ: FHLMC, 0.010%, 09/08/15	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 09/08/15	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	2,100
23,850	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	23,850
51,400	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	51,400
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	7,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	3,400
40,780	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	40,780
	Puttable Floating Option Tax-Exempt Receipts,
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.020%, 09/08/15 (e)	12,665
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.020%, 09/08/15	13,635
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 09/08/15	17,705
11,250	Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 09/08/15 (e)	11,250
1,910	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.630%, 09/08/15	1,910
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LOC: Royal Bank of Canada, 0.020%, 09/08/15 (e)	24,990
78,000	Sachem Central School District, Suffolk County, GO, TAN, 2.000%, 06/28/16	79,061
	Triborough Bridge & Tunnel Authority,
42,035	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	42,035
37,200	Series F, Rev., VRDO, 0.020%, 09/01/15	37,200
6,930	Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	6,930
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	15,000
16,055	Subseries B-3, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	16,055
22,295	Watkins Glen Central School District, Chemung and Schuyler Counties, GO, BAN, 2.000%, 08/03/16	22,612

		4,055,256

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — 4.1%
26,235	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.020%, 09/08/15	26,235
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
800	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	800
8,505	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	8,505
3,760	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	3,760
87,680	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 09/08/15	87,680
	City of Charlotte, Charlotte Douglas International Airport,
7,080	Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	7,080
13,570	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	13,570
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.030%, 09/08/15	6,820
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.040%, 09/08/15	19,580
16,715	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.020%, 09/08/15	16,715
26,900	City of Raleigh, Downtown Improvement Projects, Series A, COP, VRDO, 0.020%, 09/08/15	26,900
56,255	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.020%, 09/08/15	56,255
33,580	County of Guilford, Series B, GO, VRDO, 0.020%, 09/08/15	33,580
35,875	County of Mecklenburg, Series D, GO, VRDO, 0.200%, 03/28/16	35,875
	County of Wake,
50,000	Series A, GO, VRDO, 0.010%, 09/08/15	50,000
44,000	Series B, GO, VRDO, 0.010%, 09/08/15	44,000
6,100	Series B, GO, VRDO, 0.020%, 09/08/15	6,100
15,330	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	15,330
10,635	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/08/15	10,635

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — continued
16,400	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	16,400
22,975	North Carolina Medical Care Commission, Rev., VRDO, 0.010%, 09/08/15	22,975
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.020%, 09/08/15	25,000
	North Carolina State University at Raleigh, Board of Governors,
66,335	Series A, Rev., VRDO, 0.010%, 09/08/15	66,335
34,435	Series B, Rev., VRDO, 0.020%, 09/08/15	34,435
17,130	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.020%, 09/08/15	17,130
	University of North Carolina, University Hospital at Chapel Hill,
29,085	Series A, Rev., VRDO, 0.010%, 09/01/15	29,085
8,405	Series A, Rev., VRDO, 0.010%, 09/08/15	8,405
39,085	Series B, Rev., VRDO, 0.010%, 09/01/15	39,085
21,715	Series B, Rev., VRDO, 0.020%, 09/08/15	21,715
30,000	Wake County, Public Improvement, Series B, GO, VRDO, 0.020%, 09/08/15	30,000

		779,985

	Ohio — 0.7%
29,685	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/01/15	29,685
300	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.010%, 09/08/15	300
9,500	Ohio Air Quality Development Authority, Air Quality, AEP Generation Resources Inc. Project, Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.020%, 09/08/15	9,500
500	Ohio State University, Rev., VRDO, 0.020%, 09/08/15	500
25,000	Ohio State University, General Receipts, Rev., VRDO, 0.010%, 09/08/15	25,000
6,000	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 09/01/15	6,000
32,735	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series 2013-B3, Rev., VRDO, LIQ: U.S. Bank N.A., 0.010%, 09/01/15	32,735

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Ohio — continued
	State of Ohio, Infrastructure Improvement,
14,440	Series A, GO, VRDO, 0.020%, 09/08/15	14,440
25,995	Series B, GO, VRDO, 0.020%, 09/08/15	25,995

		144,155

	Oklahoma — 0.1%
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	10,490

	Oregon — 0.3%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/08/15	15,450
28,520	Oregon Health and Sciences University, Rev., 0.010%, 09/01/15	28,520
2,100	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 09/01/15	2,100
200	State of Oregon, Health, Housing, Educational & Cultural Facilities Authority, Peacehealth, Rev., VRDO, 0.010%, 09/08/15	200
11,545	Umatilla Indian Reservation, Confederated Tribes, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	11,545

		57,815

	Pennsylvania — 2.4%
	Bucks County IDA, Grand View Hospital,
11,275	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	11,275
7,100	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 09/08/15	7,100
20,180	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	20,180
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 09/08/15	23,700
	County of Montour, Geisinger Authority Health System,
700	Series A, Rev., VRDO, 0.010%, 09/01/15	700
38,000	Series B, Rev., VRDO, 0.010%, 09/01/15	38,000
10,880	County of Montour, Geisinger Health System, Series A, Rev., VRDO, 0.010%, 09/01/15	10,880
31,440	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	31,440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pennsylvania — continued
17,155	Delaware Valley Regional Finance Authority, Local Government, Series A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	17,155
28,110	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.020%, 09/08/15	28,110
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	4,810
2,405	Series A-T2, Class A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	17,080
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	44,500
13,250	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.020%, 09/08/15	13,250
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
30,980	Series 2005-89, Rev., VRDO, AMT, 0.030%, 09/08/15	30,980
29,770	Series 79B, Rev., VRDO, AMT, 0.020%, 09/08/15	29,770
22,645	Series 85C, Rev., VRDO, AMT, 0.040%, 09/08/15	22,645
8,150	Series 99C, Rev., VRDO, AMT, 0.030%, 09/08/15	8,150
20,000	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 09/08/15	20,000
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-36, Rev., VRDO, LOC: Royal Bank of Canada, 0.020%, 09/08/15 (e)	20,000
31,145	St. Mary Hospital Authority, Catholic Health Initiatives, Series C, Rev., VRDO, 0.110%, 09/08/15	31,145
30,000	University of Pittsburgh of the Commonwealth System of Higher Education, PANTHERS, Rev., 2.000%, 08/02/16	30,466

		463,741

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/08/15	13,765
1,720	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/08/15	1,720
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Class R, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.030%, 09/08/15	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.030%, 09/08/15	24,600
750	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.010%, 09/01/15	750

		54,485

	South Carolina — 0.3%
10,000	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/01/15	10,000
6,445	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	6,445
300	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.130%, 09/08/15	300
34,585	South Carolina Jobs-Economic Development Authority, Anmed Health Project, Rev. VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	34,585

		51,330

	Tennessee — 0.7%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.110%, 09/08/15	37,560
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.020%, 09/08/15	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 09/08/15	14,675

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — continued
22,110	Metropolitan Government of Nashville & Davidson County, Series A-1, 0.040%, 09/01/15	22,110
3,450	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	3,450

		127,795

	Texas — 4.5%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	9,100
49,700	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking, 0.030%, 09/08/15	49,700
50,000	City of Houston, Rev., TRAN, 2.250%, 06/30/16	50,802
21,000	City of Houston, Combined Utility System, First Lien, Series B-2, Class B, Rev., VRDO, LOC: Bank of New York Mellon, 0.010%, 09/08/15	21,000
73,990	City of San Antonio, Texas Water System, Series B, 0.020%, 10/01/15	73,990
51,080	Counties of Travis & Williamson, City of Austin, Water & Wastewater System, Rev., VRDO, LOC: Citibank N.A., 0.020%, 09/08/15	51,080
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	24,225
600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.050%, 09/08/15	600
28,000	County of Jefferson, Port of Port Arthur Navigation District, PCR, Texaco, Inc. Project, Rev., VRDO, 0.010%, 09/01/15	28,000
46,935	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 09/08/15	46,935
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
2,350	Rev., VRDO, 0.010%, 09/01/15	2,350
1,300	Rev., VRDO, 0.010%, 09/01/15	1,300
1,800	Series A, Rev., VRDO, 0.010%, 09/01/15	1,800
18,550	Gulf Coast Waste Disposal Authority, PCR, Exxon Project, Rev., VRDO, 0.010%, 09/01/15	18,550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
13,200	Harris County Industrial Development Corp., PCR, Rev., VRDO, 0.010%, 09/01/15	13,200
5,000	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Rev., VRDO, 0.010%, 09/01/15	5,000
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
500	Rev., VRDO, 0.010%, 09/01/15	500
71,535	Rev., VRDO, 0.010%, 09/01/15	71,535
2,435	Subseries B-3, Rev., VRDO, 0.010%, 09/01/15	2,435
40,665	Series A, Rev., VRDO, 0.010%, 09/01/15	40,665
4,950	Series A-2, Rev., VRDO, 0.010%, 09/01/15	4,950
230	Subseries A-3, Rev., VRDO, 0.010%, 09/01/15	230
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.010%, 09/08/15	20,000
6,750	North Texas Tollway Authority, Rev., VAR, LIQ: Citibank N.A., 0.050%, 09/08/15 (e)	6,750
8,400	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	8,400
34,100	State of Texas, Veteran, Series B, GO, VRDO, 0.020%, 09/08/15	34,100
19,750	State of Texas, Veterans, Series A, GO, VRDO, 0.010%, 09/08/15	19,750
	State of Texas, Veterans Housing Assistance Program,
24,995	Series C-2, GO, VRDO, 0.030%, 09/08/15	24,995
13,355	Series II-B, GO, VRDO, 0.030%, 09/08/15	13,355
5,680	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.080%, 09/08/15	5,680
14,615	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project, Rev., 0.010%, 09/01/15	14,615
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.020%, 09/08/15	55,250
18,500	Series B, Rev., VRDO, 0.020%, 09/08/15	18,500
6,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	6,700

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — continued
9,335	Tender Option Bond Trust Receipts, 0.070%, 09/08/15	9,335
8,750	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 09/08/15	8,750
840	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/15	840
	University of Texas System, Board of Regents, Financing System,
25,000	0.030%, 09/21/15	25,000
20,000	0.040%, 11/04/15	20,000
34,450	Series B, Rev., VRDO, 0.010%, 09/08/15	34,450
11,965	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.010%, 09/08/15	11,965
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 09/08/15 (e)	9,495

		865,877

	Utah — 0.3%
23,700	Central Utah Water Conservancy District, Series A, GO, VRDO, 0.050%, 09/08/15	23,700
23,700	Utah County, Utah Hospital, IHC Health Services, Inc., Rev. VRDO, 0.010%, 09/08/15	23,700
	Utah Housing Finance Agency, Single Family Mortgage,
5,135	Series D-1, Rev., VRDO, AMT, 0.030%, 09/08/15	5,135
5,300	Series E-1, Class I, Rev., VRDO, AMT, 0.030%, 09/08/15	5,300
5,495	Series F-2, Class I, Rev., VRDO, 0.050%, 09/08/15	5,495

		63,330

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, GO, VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.030%, 09/08/15	15,475
37,600	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	37,600

		53,075

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 2.0%
745	Alexandria City IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 09/08/15	745
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.010%, 09/08/15	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
84,259	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/15	84,259
17,719	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/15	17,719
23,021	Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/08/15	23,021
18,455	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/15	18,455
15,170	Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/15	15,170
21,680	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/08/15	21,680
11,730	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/08/15	11,730
	Loudoun County IDA, Howard Hughes Medical,
65,000	Series B, Rev., VRDO, 0.010%, 09/08/15	65,000
36,900	Series C, Rev., VRDO, 0.010%, 09/08/15	36,900
16,000	Series D, Rev., VRDO, 0.010%, 09/08/15	16,000
17,945	Montgomery County IDA, Virginia Tech Foundation, Series A, Rev., VRDO, 0.020%, 09/08/15	17,945
3,165	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.010%, 09/01/15	3,165
35,265	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.010%, 09/01/15	35,265

		389,984

	Washington — 0.9%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.020%, 09/08/15	17,000
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Helaba, 0.020%, 09/08/15	27,800
32,420	King County Housing Authority, Series A, Rev., VRDO, LIQ: FHLMC, 0.020%, 09/08/15	32,420
390	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/08/15	390

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Washington — continued
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.010%, 09/01/15 (e)	10,000
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	2,935
215	Washington State Housing Finance Commission, Local 82 — JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 09/01/15	215
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 09/08/15	14,660
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/15	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	13,600
24,600	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/15	24,600
6,720	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, 0.020%, 09/08/15	6,720
11,545	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/01/15	11,545

		164,430

	West Virginia — 0.2%
44,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Company — Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 09/08/15	44,000

	Wisconsin — 1.2%
125,000	City of Milwaukuee, Series R1, Rev., 1.000%, 12/23/15	125,331

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wisconsin — continued
	State of Wisconsin,
730	5.000%, 05/01/16	753
35,285	Series 1, GO, 1.000%, 11/01/15	35,337
	Wisconsin Housing & EDA, Home Ownership,
30,690	Series A, Rev., VRDO, 0.060%, 09/08/15	30,690
30,810	Series D, Rev., VRDO, AMT, 0.060%, 09/08/15	30,810

		222,921

	Wyoming — 0.7%
	County of Lincoln, PCR, Exxon Project,
2,720	Series A, Rev., VRDO, 0.010%, 09/01/15	2,720
1,990	Series C, Rev., VRDO, 0.010%, 09/01/15	1,990
81,000	Lincoln County, Pollution Control, Exxonmobile Project, Series 2014, Rev., VRDO, 0.010%, 09/01/15	81,000
40,300	Sublette County Pollution Control, Exxonmobil Project, Rev., VRDO, 0.010%, 09/01/15	40,300
450	Uinta County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 09/01/15	450

		126,460

	Total Municipal Bonds (Cost $17,285,850)	17,285,850

Repurchase Agreements — 6.7%
1,027,000	Federal Reserve Bank of New York, 0.050%, dated 08/31/15, due 09/01/15, repurchase price $1,027,001, collateralized by U.S. Treasury Securities, 2.750% - 3.750%, due 05/15/20 - 08/15/43, with value $1,027,002.	1,027,000
250,000	Royal Bank of Canada, 0.090%, dated 08/31/15, due 09/01/15, repurchase price $250,001, collateralized by Government National Mortgage Association, 2.000% - 6.000%, due 04/15/29 - 07/20/41 and U.S. Treasury Securities, 0.000% - 9.000%, due 01/15/16 - 05/15/45, with value $255,001.	250,000

	Total Repurchase Agreements (Cost $1,277,000)	1,277,000

SHARES
Variable Rate Demand Preferred Shares — 3.3%
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.100%, 09/08/15 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.170%, 09/08/15 # (e)	14,100

SHARES	SECURITY DESCRIPTION	VALUE($)

59,200	Nuveen California Dividend Advantage Municipal Fund, LIQ: Morgan Stanley Bank, 0.170%, 09/08/15 # (e)	59,200
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 09/08/15 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 09/08/15 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 09/08/15 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.110%, 09/08/15 # (e)	193,800
128,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.110%, 09/08/15 # (e)	128,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.100%, 09/08/15 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 09/08/15 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 09/08/15 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.110%, 09/08/15 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 09/08/15 # (e)	17,500
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: TD Bank N.A., 0.110%, 09/08/15 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $621,500)	621,500

	Total Investments — 100.4% (Cost $19,184,350)*	19,184,350
	Liabilities in Excess of Other Assets — (0.4)%	(67,911)

	NET ASSETS — 100.0%	$19,116,439

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 4.2% (n)
	Alabama — 0.9%
29,000	Huntsville Health Care Authority, 0.070%, 09/21/15	29,000

	California — 0.8%
23,000	California Statewide Communities Development Authority, Series 2008-C, 0.130%, 10/01/15	23,000

	Massachusetts — 1.1%
34,000	Massachusetts State Water Resources Authority, 0.120%, 09/01/15	34,000

	Nebraska — 1.4%
	Lincoln Nebraska Electric System,
7,250	0.040%, 10/05/15	7,250
15,500	0.040%, 10/19/15	15,500
20,000	0.080%, 11/17/15	20,000

		42,750

	Total Commercial Paper (Cost $128,750)	128,750

Daily Demand Notes — 25.3%
	Arizona — 0.6%
16,865	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.010%, LOC: Wells Fargo Bank N.A., 09/01/15	16,865

	California — 0.2%
4,985	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/01/15	4,985

	Florida — 0.8%
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP., VRDO, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.030%, 09/01/15	24,275

	Iowa — 0.4%
12,955	City of Iowa, Rev., VRDO, 0.020%, 09/01/15	12,955

	Kentucky — 2.7%
14,700	Louisville & Jefferson County Regional Airport Authority, UPS Worldwide Forwarding, Series C, Rev., VRDO, 0.010%, 09/01/15	14,700
47,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.010%, 09/01/15	47,000
21,400	Louisville Regional Airport Authority Special Facilities, BT-OH LLC Project, Series A, Rev., VRDO, 0.010%, 09/01/15	21,400

		83,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Massachusetts — 1.6%
49,800	Massachusetts State Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.010%, 09/01/15	49,800

	Michigan — 2.2%
10,950	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.030%, 09/01/15	10,950
56,990	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.080%, 09/01/15	56,990

		67,940

	Mississippi — 1.8%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
28,000	Series G, Rev., VRDO, 0.010%, 09/01/15	28,000
26,640	Series H, Rev., VRDO, 0.010%, 09/01/15	26,640

		54,640

	Missouri — 0.3%
5,000	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	5,000
5,300	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.010%, 09/01/15	5,300

		10,300

	New York — 10.7%
16,050	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 09/01/15	16,050
18,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.010%, 09/01/15	18,000
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012,
10,665	Series A, Subseries A-2, Rev., VRDO, 0.010%, 09/01/15	10,665
37,290	Series A-1, Rev., VRDO, 0.010%, 09/01/15	37,290
6,100	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 09/01/15	6,100

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	51

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	New York — continued
2,400	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VAR, 0.010%, 09/01/15	2,400
62,700	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.010%, 09/01/15	62,700
2,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.010%, 09/01/15	2,500
16,790	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.010%, 09/01/15	16,790
47,500	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.010%, 09/01/15	47,500
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 09/01/15	36,900
	New York State Mortgage Agency, Homeowner Mortgage,
10,215	Series 135, Rev., VRDO, AMT, 0.010%, 09/01/15	10,215
34,000	Series 142, Rev., VRDO, AMT, 0.010%, 09/01/15	34,000
26,345	Triborough Bridge & Tunnel Authority, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	26,345

		327,455

	Ohio — 0.3%
8,705	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 09/01/15	8,705

	Oregon — 0.3%
9,500	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 09/01/15	9,500

	Tennessee — 1.6%
13,970	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/01/15	13,970
34,245	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/01/15	34,245

		48,215

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Texas — 1.5%
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
1,200	Series 2001, Subseries B-3, Rev., VRDO, 0.010%, 09/01/15	1,200
43,000	Series B, Rev., VRDO, 0.010%, 09/01/15	43,000

		44,200

	Wyoming — 0.3%
3,500	County of Lincoln, PCR, ExxonMobil Project, Rev., VRDO, AMT, 0.010%, 09/01/15	3,500
5,660	Uinta County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.010%, 09/01/15	5,660

		9,160

	Total Daily Demand Notes (Cost $772,095)	772,095

Municipal Bonds — 6.8%
	Massachusetts — 0.2%
6,500	Wachusett Regional School District, GO, RAN, 2.250%, 05/27/16	6,568

	New Jersey — 1.6%
15,281	County of Burlington, Township of Evesham, Series A, GO, BAN, 2.000%, 05/19/16	15,446
7,600	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 1.750%, 01/14/16	7,635
11,500	Hudson County Improvement Authority, Series V-1, Rev., 1.000%, 11/25/15	11,519
13,500	Township of Howell, GO, BAN, 1.750%, 10/27/15	13,527

		48,127

	New York — 4.6%
14,071	City of Beacon, Series A, GO, BAN, 2.000%, 05/27/16	14,229
4,700	Cattaraugus County, City of Olean, GO, BAN, 2.000%, 06/16/16	4,748
	County of Clinton,
1,543	GO, BAN, 2.000%, 06/10/16	1,559
14,884	GO, BAN, 2.000%, 06/10/16	15,040
15,000	County of Putnam, New York Tax Anticipation Note, GO, TAN, 1.000%, 10/23/15	15,015
6,670	Erie County, Village of East Aurora, GO, BAN, 2.000%, 07/07/16	6,742
14,375	Harpursville Central School District, Broome and Chenango Counties, GO, BAN, 2.000%, 07/22/16	14,543

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
9,242	Oneida County, City School District of the City of Rome, GO, BAN, 2.000%, 08/05/16	9,354
5,000	Onondaga County, North Syracuse Central School District, New York, GO, RAN, 2.000%, 06/24/16	5,050
14,180	Oswego County, Mexico Central School District, GO, BAN, 2.000%, 07/15/16	14,340
6,500	Suffolk County, East Quogue Union Free School District, GO, TAN, 2.000%, 06/24/16	6,567
29,635	Town of Hempstead, Nassau County, GO, BAN, 1.000%, 12/18/15	29,683
5,215	Town of Vestal, County of Broome, GO, BAN, 2.000%, 05/13/16	5,270

		142,140

	Ohio — 0.2%
5,500	County of Clermont, Union Township, Various Purpose, GO, BAN, 1.000%, 09/09/15	5,501

	Wisconsin — 0.2%
5,750	East Troy Community School District Walworth and Waukesha Counties, Rev., BAN, 2.000%, 10/01/15 (p)	5,758

	Total Municipal Bonds (Cost $208,094)	208,094

Weekly Demand Notes — 56.4%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VAR, BHAC-CR, FSA, 0.050%, 09/08/15	10,890

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/15	15,000

	California — 1.2%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.250%, 09/08/15 (e)	17,900
	California Housing Finance Agency, Home Mortgage,
9,350	Rev., LOC: Royal Bank of Canada, 0.020%, 09/08/15	9,350
9,215	Rev., LOC: Royal Bank of Canada, 0.020%, 09/08/15	9,215

		36,465

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — 1.0%
12,335	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.020%, 09/08/15	12,335
17,600	RBC Municipal Products, Inc. Trust, Various States, Series C-11, GO, VRDO, LOC: Royal Bank of Canada, 0.090%, 09/08/15	17,600

		29,935

	Connecticut — 1.5%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,645	Series D, Rev., VRDO, 0.030%, 09/08/15	14,645
30,000	Series D, Subseries D-3, Rev., VRDO, AMT, 0.020%, 09/08/15	30,000

		44,645

	Delaware — 1.1%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.020%, 09/08/15	32,080
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.330%, 09/08/15 (e)	1,255

		33,335

	District of Columbia — 2.0%
62,320	Metropolitan Washington Airports Authority, Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.020%, 09/08/15	62,320

	Florida — 2.3%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 09/08/15	17,800
13,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.020%, 09/08/15	13,000
15,035	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	15,035
12,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.200%, 03/28/16	12,460
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 09/08/15	11,270

		69,565

	Georgia — 1.2%
31,525	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.020%, 09/08/15	31,525

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	53

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Georgia — continued
4,690	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.020%, 09/08/15 (e)	4,690

		36,215

	Hawaii — 0.7%
20,850	State of Hawaii, Department of Budget and Finance, Special Purpose, Series C, Rev., VRDO, 0.260%, 03/28/16	20,850

	Idaho — 1.6%
	Idaho Housing & Finance Association, Single Family Mortgage,
14,970	Series A, Class I, Rev., VRDO, 0.030%, 09/08/15	14,970
6,630	Series B, Class I, Rev. VRDO, 0.030%, 09/08/15	6,630
17,020	Series D, Class I, Rev., VRDO, 0.030%, 09/08/15	17,020
9,535	Series E, Class I, Rev. VRDO, 0.030%, 09/08/15	9,535

		48,155

	Illinois — 3.8%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.080%, 09/01/15	7,300
101,850	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Class A, Rev., VRDO, AGM, 0.030%, 09/08/15	101,850
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 09/08/15	4,100
3,320	Regional Transportation Authority, Series SGC-45, Class A, GO, VRDO, FGIC, LOC: Societe Generale, 0.020%, 09/08/15	3,320

		116,570

	Indiana — 0.2%
4,925	City of Indianapolis, Multi-Family Housing, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/08/15	4,925

	Iowa — 0.6%
	Iowa Finance Authority, Multi-Family Housing,
10,870	Series A, Rev., VRDO, AMT, 0.030%, 09/08/15	10,870
8,390	Series B, Rev., VRDO, AMT, 0.030%, 09/08/15	8,390

		19,260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Kansas — 1.3%
9,920	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev. VRDO, 0.020%, 09/08/15	9,920
30,000	Kansas State, Department of Transportation, Highway, Series C-3, Rev. VRDO, 0.020%, 09/08/15	30,000

		39,920

	Kentucky — 2.1%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 09/08/15	10,100
17,410	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.020%, 09/08/15	17,410
	Kentucky Housing Corp.,
13,270	Series C, Rev., VRDO, AMT, 0.030%, 09/08/15	13,270
16,800	Series L, Rev., VRDO, AMT, 0.030%, 09/08/15	16,800
7,775	Series F, Rev., VRDO, AMT, 0.030%, 09/08/15	7,775

		65,355

	Louisiana — 0.5%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.080%, 09/08/15	4,600
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev. VRDO, LIQ: Citibank N.A., 0.060%, 09/08/15	10,000

		14,600

	Maine — 0.6%
17,420	Maine State Housing Authority, Series G, Rev., VRDO, AMT, 0.030%, 09/08/15	17,420

	Maryland — 0.3%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.120%, 09/08/15	7,925

	Massachusetts — 0.6%
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, 0.020%, 09/08/15	11,165
7,490	University of Massachusetts, Building Authority, Series 1, Rev., VRDO, 0.020%, 09/08/15	7,490

		18,655

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Michigan — 0.1%
3,903	Michigan Finance Authority, Student Loan, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.020%, 09/08/15	3,903

	Missouri — 1.3%
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.270%, 03/28/16	20,000
20,000	Series C, Rev., VRDO, 0.270%, 03/28/16	20,000

		40,000

	Nebraska — 0.8%
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.020%, 09/08/15	23,025

	New Mexico — 0.6%
18,805	University of New Mexico, Subordinate Lien System, Series C, Rev., VRDO, 0.020%, 09/08/15	18,805

	New York — 7.5%
14,000	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 09/08/15	14,000
50,410	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.050%, 09/08/15	50,410
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.020%, 09/08/15	20,000
10,600	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/08/15	10,600
12,415	New York State Housing Finance Agency, Rev., VRDO, LOC: Citibank N.A., 0.020%, 09/08/15	12,415
31,900	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 09/08/15	31,900
30,000	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.030%, 09/08/15	30,000
27,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.020%, 09/08/15	27,400

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
11,675	Series 2001-1, Class A, Rev., VRDO, AMT, LIQ: FHLMC, 0.600%, 09/08/15	11,675
1,905	Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.630%, 09/08/15	1,905
17,995	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.190%, 09/08/15	17,995

		228,300

	North Carolina — 2.8%
12,540	City of Raleigh, Series 2009, Rev., VRDO, 0.200%, 03/28/16	12,540
40,000	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.020%, 09/08/15	40,000
6,205	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 09/08/15	6,205
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 09/08/15	5,000
12,000	North Carolina Medical Care Commission, Hospital, Cone Health, Series B, Rev., VRDO, 0.220%, 03/28/16	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.020%, 09/08/15	9,800

		85,545

	North Dakota — 1.8%
27,055	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage, Series B, Rev., VRDO, AMT, 0.030%, 09/08/15	27,055
27,625	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Rev., VRDO, LIQ: FHLMC, 0.030%, 09/08/15	27,625

		54,680

	Ohio — 2.0%
5,550	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	5,550

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	55

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Ohio — continued
8,645	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/15	8,645
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
1,100	Series J, Rev., VRDO, AMT, FHLMC, 0.030%, 09/08/15	1,100
17,320	Series N, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.050%, 09/08/15	17,320
27,855	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series I, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.050%, 09/08/15	27,855

		60,470

	Pennsylvania — 2.0%
12,055	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.070%, 09/08/15	12,055
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,485	Series 2004-85B, Rev., VRDO, AMT, 0.040%, 09/08/15	10,485
6,850	Series 2007-99C, Rev., VRDO, AMT, 0.030%, 09/08/15	6,850
17,905	Series 98C, Rev., VRDO, AMT, 0.030%, 09/08/15	17,905
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Rev., VRDO, AMT, 0.040%, 09/08/15	800

		62,260

	South Carolina — 0.1%
3,835	City of North Charleston, Golf Course Mortgage, Rev. VRDO, 0.050%, 09/08/15	3,835

	South Dakota — 1.1%
34,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.030%, 09/08/15	34,000

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.090%, 09/08/15	9,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — continued
11,070	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	11,070

		20,070

	Texas — 5.3%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.080%, 09/08/15	5,200
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	13,695
15,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.020%, 09/08/15	15,000
13,265	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	13,265
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.050%, 09/08/15 (e)	10,950
17,000	State of Texas, Series C, GO, VRDO, 0.030%, 09/08/15	17,000
16,990	State of Texas, Veterans Housing Assistance Program, Series A, GO, VRDO, AMT, 0.040%, 09/08/15	16,990
11,685	State of Texas, Veterans Land, Series A, GO, VRDO, 0.030%, 09/08/15	11,685
10,740	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.080%, 09/08/15	10,740
12,500	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Baylor Health Care System Project, Series B, Rev., VRDO, 0.220%, 03/28/16	12,500
18,935	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: Texas Comptroller of Public Accounts, 0.030%, 09/08/15	18,935
4,900	Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	4,900
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	12,000

		162,860

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Utah — 0.6%
	Utah Housing Corp., Single Family Mortgage,
3,355	Series A-2, Rev., VRDO, 0.030%, 09/08/15	3,355
1,860	Series B, Class I, Rev., VRDO, 0.030%, 09/08/15	1,860
6,635	Series C-2, Class I, Rev., VRDO, FHA, 0.030%, 09/08/15	6,635
6,225	Series D-2, Class I, Rev., VRDO, 0.030%, 09/08/15	6,225

		18,075

	Virginia — 4.4%
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
45,586	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.050%, 09/08/15	45,586
17,015	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/15	17,015
17,310	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.060%, 09/08/15	17,310
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,700	Series B, Rev., VRDO, 0.220%, 03/28/16	10,700
10,060	Series C, Rev., VRDO, 0.220%, 03/28/16	10,060
19,805	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.160%, 10/08/15 (e)	19,805
12,750	Virginia Housing Development Authority, MERLOTS, Series C-42, Rev., VRDO, 0.080%, 09/08/15	12,750

		133,226

	Washington — 0.3%
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 09/08/15	9,985

	West Virginia — 0.7%
21,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Kentucky Power Company — Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 09/08/15	21,000

	Wisconsin — 0.5%
	Wisconsin Housing & EDA, Home Ownership,
14,200	Series E, Rev., VRDO, AMT, 0.030%, 09/08/15	14,200
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 09/01/15	1,945

		16,145

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wyoming — 0.3%
8,800	Wyoming Community Development Authority, Composite Reoffering Housing, Rev., 0.080%, 09/08/15	8,800

	Total Weekly Demand Notes (Cost $1,716,989)	1,716,989

SHARES
Variable Rate Demand Preferred Shares — 7.0%
51,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Barclays Bank plc, 0.120%, 09/08/15 # (e)	51,000
22,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.100%, 09/08/15 # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.100%, 09/08/15 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 09/08/15 # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.110%, 09/08/15 # (e)	6,200
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.110%, 09/08/15 # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.100%, 09/08/15 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 09/08/15 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.110%, 09/08/15 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.120%, 09/08/15 # (e)	19,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., Rev., LIQ: Barclays Bank plc, 0.120%, 09/08/15 # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $213,400)	213,400

	Total Investments — 99.7% (Cost $3,039,328)*	3,039,328
	Other Assets in Excess of Liabilities — 0.3%	10,414

	NET ASSETS — 100.0%	$3,049,742

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	57

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
COLL	— Collateral
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
DN	— Discount Notes
EAGLE	— Earnings of accrual generated on local tax-exempt securities
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
MERLOTS	— Municipal Exempt Receipts Liquidity Optional Tender
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue

TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2015.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

Additional Investment Information:

[1] Agency Joint Trading Account I — At August 31, 2015, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of September 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
Prime Money Market Fund	$364,744	$364,746	$372,311
U.S. Government Money Market Fund	2,285,255	2,285,266	2,332,665
Total	$2,649,999	$2,650,012	$2,704,976

Repurchase Agreements — At August 31, 2015, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows:

Counterparty	Interest Rate	Prime Money Market Fund and U.S. Government Money Market Fund
Bank of Nova Scotia	0.150%	$149,999
Societe Generale S.A.	0.150%	250,000
Wells Fargo Bank N.A.	0.150%	2,000,000
Wells Fargo Securities, LLC	0.150%	250,000
Total		$2,649,999

At August 31, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	2.000% to 5.500%	08/01/26 to 08/01/45
Federal National Mortgage Association	0.491% to 6.000%	12/01/25 to 07/01/45
Government National Mortgage Association	0.323% to 4.656%	08/16/22 to 09/20/61
U.S. Treasury Securities	0.000% to 2.125%	02/29/16 to 05/15/29

[2] Agency Joint Trading Account II — At August 31, 2015, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of September 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$185,259	$185,260	$189,135

Repurchase Agreements — At August 31, 2015, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank N.A.	0.150%	$67,367
Citigroup Global Markets, Inc.	0.150%	16,842
Merrill Lynch PFS, Inc.	0.140%	101,050
Total		$185,259

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

At August 31, 2015, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.000% to 5.500%	03/15/22 to 05/15/53
Federal National Mortgage Association	2.066% to 8.500%	10/01/20 to 08/25/54
Government National Mortgage Association	1.500% to 5.311%	03/20/43 to 07/20/65
U.S. Treasury Securities	0.000% to 8.750%	10/31/16 to 05/15/45

[3] Treasury Joint Trading Account I — At August 31, 2015, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$899,256	$899,259	$917,242

Repurchase Agreements — At August 31, 2015, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.130%	$73,709
Citibank N.A.	0.130%	147,419
Credit Agricole Corporate and Investment Bank	0.130%	221,129
Societe Generale S.A.	0.130%	147,419
Wells Fargo Bank N.A.	0.130%	309,580
Total		$899,256

At August 31, 2015, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 9.875%	09/10/15 to 11/15/44

[4] Treasury Joint Trading Account II — At August 31, 2015, certain Funds had undivided interests in the Treasury Joint Trading Account I with a maturity date of September 1, 2015, as follows:

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$300,000	$300,001	$306,000

Repurchase Agreements — At August 31, 2015, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account II were as follows:

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
BNP Paribas Securities Corp.	0.130%	$136,364
Merrill Lynch PFS, Inc.	0.120%	163,636
Total		$300,000

At August 31, 2015, the Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 9.125%	12/17/15 to 08/15/44

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	59

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund	Liquid Assets Money Market Fund		U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$110,244,529	$17,504,909		$38,937,418		$6,426,728
Repurchase agreements, at value	7,042,494	1,275,000		21,795,514		11,178,346

Total investment securities, at value	117,287,023	18,779,909		60,732,932		17,605,074
Cash	455	265		3		1
Receivables:
Fund shares sold	724	—		—		—
Interest from non-affiliates	39,375	7,002		5,741		9,821

Total Assets	117,327,577	18,787,176		60,738,676		17,614,896

LIABILITIES:
Payables:
Distributions	4,820	498		360		—
Investment securities purchased	—	—		199,899		499,879
Fund shares redeemed	2	—		—		—
Accrued liabilities:
Investment advisory fees	7,903	1,224		3,466		791
Administration fees	6,816	1,079		3,133		740
Distribution fees	—	33		—		—
Shareholder servicing fees	3,819	1,484		1		—	(a)
Custodian and accounting fees	1,559	255		620		271
Trustees’ and Chief Compliance Officer’s fees	90	—	(a)	—	(a)	1
Printing postage fee	793	477		257		11
Other	1,157	10		291		105

Total Liabilities	26,959	5,060		208,027		501,798

Net Assets	$117,300,618	$18,782,116		$60,530,649		$17,113,098

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid-in-Capital	$117,301,247	$18,782,323	$60,531,526	$17,113,600
Accumulated undistributed (distributions in excess of) net investment income	(800)	(367)	(1,240)	(503)
Accumulated net realized gains (losses)	171	160	363	1

Total Net Assets	$117,300,618	$18,782,116	$60,530,649	$17,113,098

Net Assets:
Class C	$25,389	$504,729	$—	$166,461
Agency	7,599,367	60,209	10,117,756	803,741
Capital	68,809,520	3,870,827	26,149,068	—
Cash Management	880,629	—	—	—
Direct	2,243,797	—	758,869	1,149,997
Eagle Class	354,228	—	336,334	20
E*Trade	—	7,260,845	—	—
IM	2,149,827	—	574,908	3,623,146
Institutional Class	26,034,178	4,894,237	9,135,875	9,379,161
Investor	1,421,994	109,348	3,545,473	107,126
Morgan	2,046,627	1,684,454	2,480,819	724,497
Premier	2,693,110	159,498	6,627,188	342,775
Reserve	1,007,495	138,624	46,944	816,154
Service	2,034,457	99,345	757,415	20

Total	$117,300,618	$18,782,116	$60,530,649	$17,113,098

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class C	25,389	504,730	—	166,468
Agency	7,599,385	60,184	10,117,911	803,769
Capital	68,809,874	3,870,841	26,148,219	—
Cash Management	880,623	—	—	—
Direct	2,243,806	—	758,923	1,150,075
Eagle Class	354,230	—	336,412	20
E*Trade	—	7,260,854	—	—
IM	2,149,847	—	574,883	3,623,253
Institutional Class	26,034,337	4,894,233	9,136,197	9,379,437
Investor	1,421,993	109,377	3,546,146	107,136
Morgan	2,046,616	1,684,463	2,480,823	724,538
Premier	2,693,093	159,499	6,627,489	342,793
Reserve	1,007,480	138,624	46,940	816,199
Service	2,034,432	99,346	757,554	20
Net Asset Value offering and redemption price per share (all classes)	1.00	1.00	1.00	1.00

Cost of investments in non-affiliates	$110,244,529	$17,504,909	$38,937,418	$6,426,728
Cost of repurchase agreements	7,042,494	1,275,000	21,795,514	11,178,346

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	61

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$4,425,444		$26,769,229	$19,184,350	$3,039,328
Cash	1		10	71	—
Due from custodian	—		121,000	—	8,132
Receivables:
Investment securities sold	—		—	26,797	9,192
Fund shares sold	11,068		—	—	—
Interest from non-affiliates	199		11,507	7,057	1,521

Total Assets	4,436,712		26,901,746	19,218,275	3,058,173

LIABILITIES:
Payables:
Due to custodian	—		—	—	2
Distributions	20		—	141	1
Investment securities purchased	—		1,120,762	100,901	8,132
Fund shares redeemed	5,825		—	—	—
Accrued liabilities:
Investment advisory fees	—		445	84	73
Administration fees	142		650	312	88
Custodian and accounting fees	28		198	75	46
Trustees’ and Chief Compliance Officer’s fees	—	(a)	5	11	—	(a)
Printing postage fee	330		64	122	75
Other	19		115	190	14

Total Liabilities	6,364		1,122,239	101,836	8,431

Net Assets	$4,430,348		$25,779,507	$19,116,439	$3,049,742

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$4,430,486	$25,779,983	$19,113,654	$3,049,596
Accumulated undistributed (distributions in excess of) net investment income	(191)	(550)	(9)	6
Accumulated net realized gains (losses)	53	74	2,794	140

Total Net Assets	$4,430,348	$25,779,507	$19,116,439	$3,049,742

Net Assets:
Agency	$90,779	$1,438,484	$306,031	$47,623
Capital	—	11,501,965	—	—
Direct	—	—	20	—
Eagle Class	—	—	1,220,002	—
E*Trade	—	—	—	1,935,054
Institutional Class	4,048,486	9,295,603	10,014,288	179,620
Morgan	90,998	2,242,233	92,434	393,523
Premier	184,565	1,259,947	2,685,988	31,602
Reserve	15,520	41,255	4,797,676	10,164
Service	—	20	—	452,156

Total	$4,430,348	$25,779,507	$19,116,439	$3,049,742

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	90,791	1,438,521	305,990	47,621
Capital	—	11,502,053	—	—
Direct	—	—	20	—
Eagle Class	—	—	1,219,796	—
E*Trade	—	—	—	1,934,947
Institutional Class	4,048,960	9,295,804	10,012,434	179,608
Morgan	91,020	2,242,251	92,417	393,507
Premier	184,601	1,259,986	2,685,534	31,602
Reserve	15,521	41,257	4,797,010	10,164
Service	—	20	—	452,138
Net Asset Value offering and redemption price per share (all classes)	1.00	1.00	1.00	1.00

Cost of investments in non-affiliates	$4,425,444	$26,769,229	$19,184,350	$3,039,328

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	63

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$155,149	$29,316	$35,121	$7,885
Income from interfund lending (net)	—	11	—	—

Total investment income	155,149	29,327	35,121	7,885

EXPENSES:
Investment advisory fees	46,242	8,057	23,203	6,252
Administration fees	40,170	6,999	20,157	5,432
Distribution fees	9,692	26,103	4,198	2,109
Shareholder servicing fees	52,735	19,853	36,839	9,401
Custodian and accounting fees	1,565	216	188	100
Professional fees	635	115	199	86
Trustees’ and Chief Compliance Officer’s fees	601	83	194	60
Printing and mailing costs	462	953	290	—
Registration and filing fees	454	138	464	81
Transfer agent fees (See Note 2.E.)	1,358	203	564	158
Other	467	66	385	80

Total expenses	154,381	62,786	86,681	23,759

Less fees waived	(39,567)	(38,466)	(54,435)	(15,867)
Less earnings credits	(3)	—	(25)	(5)
Less expense reimbursements	(1)	(1)	—	(2)

Net expenses	114,810	24,319	32,221	7,885

Net investment income (loss)	40,339	5,008	2,900	—

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	129	60	341	—

Change in net assets resulting from operations	$40,468	$5,068	$3,241	$—

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund		Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,094		$6,152		$6,506		$1,711

EXPENSES:
Investment advisory fees	1,777		10,241		7,776		1,226
Administration fees	1,544		8,897		6,754		1,065
Distribution fees	66		943		7,195		7,348
Shareholder servicing fees	2,586		14,175		18,259		4,462
Custodian and accounting fees	65		189		169		32
Professional fees	32		116		117		38
Trustees’ and Chief Compliance Officer’s fees	12		90		85		11
Printing and mailing costs	444		38		78		110
Registration and filing fees	159		64		214		37
Transfer agent fees (See Note 2.E.)	64		285		196		34
Other	19		129		53		10

Total expenses	6,768		35,167		40,896		14,373

Less fees waived	(4,895)		(29,015)		(35,362)		(12,810)
Less earnings credits	—		—	(a)	—	(a)	—
Less expense reimbursements	—	(a)	—	(a)	—	(a)	—

Net expenses	1,873		6,152		5,534		1,563

Net investment income (loss)	221		—		972		148

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	37		33		1,434		135

Change in net assets resulting from operations	$258		$33		$2,406		$283

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	65

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,339	$39,457	$5,008	$6,277
Net realized gain (loss)	129	544	60	186

Change in net assets resulting from operations	40,468	40,001	5,068	6,463

DISTRIBUTIONS TO SHAREHOLDERS:
Class B (a)
From net investment income	— (b)	— (b)	— (b)	— (b)
From net realized gains	—	— (b)	—	— (b)
Class C
From net investment income	(1)	(2)	(28)	(68)
From net realized gains	—	— (b)	—	(5)
Agency
From net investment income	(483)	(772)	(14)	(9)
From net realized gains	—	(45)	—	(1)
Capital
From net investment income	(29,359)	(30,319)	(1,989)	(2,214)
From net realized gains	—	(377)	—	(24)
Cash Management
From net investment income	(55)	(105)	—	—
From net realized gains	—	(7)	—	—
Direct
From net investment income	(475)	(946)	—	—
From net realized gains	—	(15)	—	—
Eagle Class
From net investment income	(17)	(35)	—	—
From net realized gains	—	(2)	—	—
E*Trade
From net investment income	—	—	(378)	(1,955)
From net realized gains	—	—	—	(51)
IM
From net investment income	(1,667)	(859)	—	—
From net realized gains	—	(13)	—	—
Institutional Class
From net investment income	(7,860)	(6,040)	(2,488)	(1,844)
From net realized gains	—	(179)	—	(39)
Investor
From net investment income	(59)	(95)	(6)	(18)
From net realized gains	—	(6)	—	(1)
Morgan
From net investment income	(104)	(232)	(85)	(185)
From net realized gains	—	(13)	—	(13)
Premier
From net investment income	(118)	(182)	(6)	(14)
From net realized gains	—	(10)	—	(1)
Reserve
From net investment income	(57)	(125)	(9)	(20)
From net realized gains	—	(7)	—	(1)
Service
From net investment income	(84)	(181)	(5)	(12)
From net realized gains	—	(10)	—	(1)

Total distributions to shareholders	(40,339)	(40,577)	(5,008)	(6,476)

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,263,247	109,712	(1,309,739)	3,173,229

NET ASSETS:
Change in net assets	1,263,376	109,136	(1,309,679)	3,173,216
Beginning of period	116,037,242	115,928,106	20,091,795	16,918,579

End of period	$117,300,618	$116,037,242	$18,782,116	$20,091,795

Accumulated undistributed (distributions in excess of) net investment income	$(800)	$(800)	$(367)	$(367)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	67

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,900	$5,522	$—	$—
Net realized gain (loss)	341	181	—	16

Change in net assets resulting from operations	3,241	5,703	—	16

DISTRIBUTIONS TO SHAREHOLDERS:
Class B (a)
From net investment income	—	—	—	— (b)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	—	—	—	(1)
From net realized gains	—	—	—	(2)
Agency
From net investment income	(462)	(781)	—	(4)
From net realized gains	—	(61)	—	(26)
Capital
From net investment income	(1,373)	(2,888)	—	—
From net realized gains	—	(210)	—	—
Direct
From net investment income	(31)	(33)	—	(6)
From net realized gains	—	(2)	—	(24)
Eagle Class
From net investment income	(16)	(142)	—	— (b)
From net realized gains	—	(10)	—	— (b)
IM
From net investment income	(35)	(90)	—	(9)
From net realized gains	—	(10)	—	(28)
Institutional Class
From net investment income	(435)	(781)	—	(20)
From net realized gains	—	(55)	—	(79)
Investor
From net investment income	(151)	(349)	—	(1)
From net realized gains	—	(25)	—	(4)
Morgan
From net investment income	(107)	(236)	—	(2)
From net realized gains	—	(16)	—	(10)
Premier
From net investment income	(241)	(376)	—	(1)
From net realized gains	—	(26)	—	(6)
Reserve
From net investment income	(6)	(10)	—	(3)
From net realized gains	—	(1)	—	(13)
Service
From net investment income	(43)	(88)	—	— (b)
From net realized gains	—	(6)	—	— (b)

Total distributions to shareholders	(2,900)	(6,196)	—	(239)

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	448,850	6,688,968	3,154,319	(1,945,106)

NET ASSETS:
Change in net assets	449,191	6,688,475	3,154,319	(1,945,329)
Beginning of period	60,081,458	53,392,983	13,958,779	15,904,108

End of period	$60,530,649	$60,081,458	$17,113,098	$13,958,779

Accumulated undistributed (distributions in excess of) net investment income	$(1,240)	$(1,240)	$(503)	$(503)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	69

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$221	$446	$—	$—
Net realized gain (loss)	37	52	33	162

Change in net assets resulting from operations	258	498	33	162

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(5)	(20)	—	(6)
From net realized gains	—	(3)	—	(41)
Capital
From net investment income	—	—	—	(38)
From net realized gains	—	—	—	(205)
Institutional Class
From net investment income	(201)	(425)	—	(40)
From net realized gains	—	(78)	—	(235)
Morgan
From net investment income	(4)	(10)	—	(6)
From net realized gains	—	(1)	—	(28)
Premier
From net investment income	(10)	(27)	—	(5)
From net realized gains	—	(5)	—	(28)
Reserve
From net investment income	(1)	— (a)	—	— (a)
From net realized gains	—	— (a)	—	(1)
Service
From net investment income	—	—	—	— (a)
From net realized gains	—	—	—	— (a)

Total distributions to shareholders	(221)	(569)	—	(633)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	16,253	(31,528)	2,275,788	99,465

NET ASSETS:
Change in net assets	16,290	(31,599)	2,275,821	98,994
Beginning of period	4,414,058	4,445,657	23,503,686	23,404,692

End of period	$4,430,348	$4,414,058	$25,779,507	$23,503,686

Accumulated undistributed (distributions in excess of) net investment income	$(191)	$(191)	$(550)	$(550)

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$972	$1,912	$148	$284
Net realized gain (loss)	1,434	3,160	135	218

Change in net assets resulting from operations	2,406	5,072	283	502

DISTRIBUTIONS TO SHAREHOLDERS:
Agency
From net investment income	(16)	(34)	(3)	(5)
From net realized gains	—	(31)	—	(3)
Direct
From net investment income	— (a)	— (a)	—	—
From net realized gains	—	— (a)	—	—
Eagle Class
From net investment income	(62)	(129)	—	—
From net realized gains	—	(127)	—	—
E*Trade
From net investment income	—	—	(99)	(197)
From net realized gains	—	—	—	(94)
Institutional Class
From net investment income	(534)	(1,079)	(8)	(18)
From net realized gains	—	(1,044)	—	(9)
Morgan
From net investment income	(5)	(16)	(18)	(26)
From net realized gains	—	(13)	—	(14)
Premier
From net investment income	(131)	(227)	(1)	(4)
From net realized gains	—	(211)	—	(2)
Reserve
From net investment income	(224)	(427)	(1)	(2)
From net realized gains	—	(433)	—	(1)
Service
From net investment income	—	—	(18)	(29)
From net realized gains	—	—	—	(15)

Total distributions to shareholders	(972)	(3,771)	(148)	(419)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,081,744)	752,514	(12,899)	164,471

NET ASSETS:
Change in net assets	(1,080,310)	753,815	(12,764)	164,554
Beginning of period	20,196,749	19,442,934	3,062,506	2,897,952

End of period	$19,116,439	$20,196,749	$3,049,742	$3,062,506

Accumulated undistributed (distributions in excess of) net investment income	$(9)	$(9)	$6	$6

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	71

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$86	$69	$100
Distributions reinvested	— (b)	— (b)	— (b)	— (b)
Cost of shares redeemed	(105)	(249)	(409)	(822)
Conversion to Morgan Shares	(514)	(76)	(1,054)	(170)

Change in net assets resulting from Class B capital transactions	$(619)	$(239)	$(1,394)	$(892)

Class C
Proceeds from shares issued	$16,891	$19,166	$87,766	$490,624
Distributions reinvested	1	2	28	73
Cost of shares redeemed	(8,400)	(19,929)	(287,342)	(457,047)

Change in net assets resulting from Class C capital transactions	$8,492	$(761)	$(199,548)	$33,650

Agency
Proceeds from shares issued	$178,274,295	$327,535,472	$218,437	$1,366,119
Distributions reinvested	69	134	6	4
Cost of shares redeemed	(177,278,513)	(328,497,424)	(253,884)	(1,342,453)

Change in net assets resulting from Agency capital transactions	$995,851	$(961,818)	$(35,441)	$23,670

Capital
Proceeds from shares issued	$484,353,507	$735,970,811	$9,449,744	$18,636,462
Distributions reinvested	12,021	11,753	1,300	1,738
Cost of shares redeemed	(481,696,432)	(738,035,627)	(8,469,764)	(19,543,918)

Change in net assets resulting from Capital capital transactions	$2,669,096	$(2,053,063)	$981,280	$(905,718)

Cash Management
Proceeds from shares issued	$1,737,688	$3,307,838	$—	$—
Distributions reinvested	52	109	—	—
Cost of shares redeemed	(2,093,163)	(2,825,546)	—	—

Change in net assets resulting from Cash Management capital transactions	$(355,423)	$482,401	$—	$—

Direct
Proceeds from shares issued	$1,831,471	$4,211,565	$—	$—
Cost of shares redeemed	(2,007,126)	(3,388,143)	—	—

Change in net assets resulting from Direct capital transactions	$(175,655)	$823,422	$—	$—

Eagle Class
Proceeds from shares issued	$277,027	$490,999	$—	$—
Distributions reinvested	17	37	—	—
Cost of shares redeemed	(246,986)	(540,191)	—	—

Change in net assets resulting from Eagle Class capital transactions	$30,058	$(49,155)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$1,424,088	$3,441,422
Distributions reinvested	—	—	378	2,006
Cost of shares redeemed	—	—	(1,661,630)	(1,867,510)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(237,164)	$1,575,918

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS: (continued)
IM
Proceeds from shares issued	$21,536,782	$17,876,818	$—	$—
Distributions reinvested	75	255	—	—
Cost of shares redeemed	(23,136,492)	(14,127,691)	—	—

Change in net assets resulting from IM capital transactions	$(1,599,635)	$3,749,382	$—	$—

Institutional Class
Proceeds from shares issued	$82,074,572	$132,887,668	$22,054,619	$39,571,799
Distributions reinvested	1,696	1,090	561	446
Cost of shares redeemed	(83,760,858)	(134,308,893)	(23,853,595)	(35,780,613)

Change in net assets resulting from Institutional Class capital transactions	$(1,684,590)	$(1,420,135)	$(1,798,415)	$3,791,632

Investor
Proceeds from shares issued	$653,474	$878,123	$270,247	$1,405,159
Distributions reinvested	59	101	— (a)	3
Cost of shares redeemed	(313,190)	(489,493)	(277,095)	(2,042,764)

Change in net assets resulting from Investor capital transactions	$340,343	$388,731	$(6,848)	$(637,602)

Morgan
Proceeds from shares issued	$50,169,799	$117,287,656	$1,372,733	$3,090,843
Distributions reinvested	57	135	80	181
Cost of shares redeemed	(50,402,707)	(117,341,813)	(1,373,979)	(3,774,126)
Conversion from Class B Shares	514	76	1,054	170

Change in net assets resulting from Morgan capital transactions	$(232,337)	$(53,946)	$(112)	$(682,932)

Premier
Proceeds from shares issued	$22,095,057	$30,752,151	$436,705	$1,130,431
Distributions reinvested	30	66	1	2
Cost of shares redeemed	(20,991,759)	(31,183,803)	(395,359)	(1,143,014)

Change in net assets resulting from Premier capital transactions	$1,103,328	$(431,586)	$41,347	$(12,581)

Reserve
Proceeds from shares issued	$14,723,782	$44,409,004	$18,282,662	$42,895,532
Distributions reinvested	50	112	2	3
Cost of shares redeemed	(14,870,806)	(44,681,289)	(18,316,695)	(42,907,754)

Change in net assets resulting from Reserve capital transactions	$(146,974)	$(272,173)	$(34,031)	$(12,219)

Service
Proceeds from shares issued	$1,123,792	$1,408,892	$9,193,823	$19,434,179
Distributions reinvested	84	191	2	4
Cost of shares redeemed	(812,564)	(1,500,431)	(9,213,238)	(19,433,880)

Change in net assets resulting from Service capital transactions	$311,312	$(91,348)	$(19,413)	$303

Total change in net assets resulting from capital transactions	$1,263,247	$109,712	$(1,309,739)	$3,173,229

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	73

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class B (a)
Issued	—	86	69	100
Reinvested	— (b)	— (b)	— (b)	— (b)
Redeemed	(105)	(249)	(409)	(822)
Conversion to Morgan Shares	(514)	(76)	(1,054)	(170)

Change in Class B Shares	(619)	(239)	(1,394)	(892)

Class C
Issued	16,891	19,166	87,766	490,624
Reinvested	1	2	28	73
Redeemed	(8,400)	(19,929)	(287,342)	(457,047)

Change in Class C Shares	8,492	(761)	(199,548)	33,650

Agency
Issued	178,274,295	327,535,472	218,437	1,366,119
Reinvested	69	134	6	4
Redeemed	(177,278,513)	(328,497,424)	(253,884)	(1,342,453)

Change in Agency Shares	995,851	(961,818)	(35,441)	23,670

Capital
Issued	484,353,507	735,970,811	9,449,744	18,636,462
Reinvested	12,021	11,753	1,300	1,738
Redeemed	(481,696,432)	(738,035,627)	(8,469,764)	(19,543,918)

Change in Capital Shares	2,669,096	(2,053,063)	981,280	(905,718)

Cash Management
Issued	1,737,688	3,307,838	—	—
Reinvested	52	109	—	—
Redeemed	(2,093,163)	(2,825,546)	—	—

Change in Cash Management Shares	(355,423)	482,401	—	—

Direct
Issued	1,831,471	4,211,565	—	—
Redeemed	(2,007,126)	(3,388,143)	—	—

Change in Direct Shares	(175,655)	823,422	—	—

Eagle Class
Issued	277,027	490,999	—	—
Reinvested	17	37	—	—
Redeemed	(246,986)	(540,191)	—	—

Change in Eagle Class Shares	30,058	(49,155)	—	—

E*Trade
Issued	—	—	1,424,088	3,441,422
Reinvested	—	—	378	2,006
Redeemed	—	—	(1,661,630)	(1,867,510)

Change in E*Trade Shares	—	—	(237,164)	1,575,918

IM
Issued	21,536,782	17,876,818	—	—
Reinvested	75	255	—	—
Redeemed	(23,136,492)	(14,127,691)	—	—

Change in IM Shares	(1,599,635)	3,749,382	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	82,074,572	132,887,668	22,054,619	39,571,799
Reinvested	1,696	1,090	561	446
Redeemed	(83,760,858)	(134,308,893)	(23,853,595)	(35,780,613)

Change in Institutional Class Shares	(1,684,590)	(1,420,135)	(1,798,415)	3,791,632

Investor
Issued	653,474	878,123	270,247	1,405,159
Reinvested	59	101	— (b)	3
Redeemed	(313,190)	(489,493)	(277,095)	(2,042,764)

Change in Investor Shares	340,343	388,731	(6,848)	(637,602)

Morgan
Issued	50,169,799	117,287,656	1,372,733	3,090,843
Reinvested	57	135	80	181
Redeemed	(50,402,707)	(117,341,813)	(1,373,979)	(3,774,126)
Conversion from Class B Shares	514	76	1,054	170

Change in Morgan Shares	(232,337)	(53,946)	(112)	(682,932)

Premier
Issued	22,095,057	30,752,151	436,705	1,130,431
Reinvested	30	66	1	2
Redeemed	(20,991,759)	(31,183,803)	(395,359)	(1,143,014)

Change in Premier Shares	1,103,328	(431,586)	41,347	(12,581)

Reserve
Issued	14,723,782	44,409,004	18,282,662	42,895,532
Reinvested	50	112	2	3
Redeemed	(14,870,806)	(44,681,289)	(18,316,695)	(42,907,754)

Change in Reserve Shares	(146,974)	(272,173)	(34,031)	(12,219)

Service
Issued	1,123,792	1,408,892	9,193,823	19,434,179
Reinvested	84	191	2	4
Redeemed	(812,564)	(1,500,431)	(9,213,238)	(19,433,880)

Change in Service Shares	311,312	(91,348)	(19,413)	303

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	75

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class B (a)
Proceeds from shares issued	$—	$—	$2	$58
Distributions reinvested	—	—	—	— (b)
Cost of shares redeemed	—	—	(9)	(17)
Conversion to Morgan Shares	—	—	(138)	(46)

Change in net assets resulting from Class B capital transactions	$—	$—	$(145)	$(5)

Class C
Proceeds from shares issued	$—	$—	$45,710	$114,917
Distributions reinvested	—	—	—	3
Cost of shares redeemed	—	—	(48,110)	(88,466)

Change in net assets resulting from Class C capital transactions	$—	$—	$(2,400)	$26,454

Agency
Proceeds from shares issued	$158,994,030	$169,583,964	$30,967,012	$73,715,082
Distributions reinvested	23	53	—	4
Cost of shares redeemed	(156,305,090)	(169,253,745)	(31,021,530)	(75,447,740)

Change in net assets resulting from Agency capital transactions	$2,688,963	$330,272	$(54,518)	$(1,732,654)

Capital
Proceeds from shares issued	$213,074,732	$269,157,121	$—	$—
Distributions reinvested	631	1,624	—	—
Cost of shares redeemed	(219,899,738)	(262,003,000)	—	—

Change in net assets resulting from Capital capital transactions	$(6,824,375)	$7,155,745	$—	$—

Direct
Proceeds from shares issued	$1,041,887	$922,160	$1,839,498	$2,579,091
Cost of shares redeemed	(578,024)	(908,601)	(1,911,513)	(3,012,864)

Change in net assets resulting from Direct capital transactions	$463,863	$13,559	$(72,015)	$(433,773)

Eagle Class
Proceeds from shares issued	$545,546	$1,024,871	$— (b)	$—
Distributions reinvested	16	149	—	— (b)
Cost of shares redeemed	(560,225)	(2,512,336)	(80)	—

Change in net assets resulting from Eagle Class capital transactions	$(14,663)	$(1,487,316)	$(80)	$— (b)

IM
Proceeds from shares issued	$873,712	$4,979,322	$11,185,592	$15,986,310
Distributions reinvested	— (b)	— (b)	—	6
Cost of shares redeemed	(1,441,599)	(4,399,972)	(10,608,178)	(14,872,167)

Change in net assets resulting from IM capital transactions	$(567,887)	$579,350	$577,414	$1,114,149

Institutional Class
Proceeds from shares issued	$91,404,911	$106,975,416	$56,774,382	$52,301,869
Distributions reinvested	88	124	—	36
Cost of shares redeemed	(90,548,826)	(105,795,641)	(53,912,007)	(53,081,442)

Change in net assets resulting from Institutional Class capital transactions	$856,173	$1,179,899	$2,862,375	$(779,537)

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS: (continued)
Investor
Proceeds from shares issued	$1,209,305	$2,180,154	$140,658	$711,006
Distributions reinvested	151	374	—	— (b)
Cost of shares redeemed	(730,019)	(2,779,131)	(215,438)	(766,554)

Change in net assets resulting from Investor capital transactions	$479,437	$(598,603)	$(74,780)	$(55,548)

Morgan
Proceeds from shares issued	$59,915,684	$79,037,849	$16,067,900	$38,804,738
Distributions reinvested	20	48	—	1
Cost of shares redeemed	(59,474,263)	(79,434,214)	(16,078,314)	(38,682,124)
Conversion from Class B Shares	—	—	138	46

Change in net assets resulting from Morgan capital transactions	$441,441	$(396,317)	$(10,276)	$122,661

Premier
Proceeds from shares issued	$58,210,371	$58,242,619	$14,142,167	$26,649,005
Distributions reinvested	14	28	—	1
Cost of shares redeemed	(55,025,049)	(58,446,850)	(14,182,406)	(26,759,900)

Change in net assets resulting from Premier capital transactions	$3,185,336	$(204,203)	$(40,239)	$(110,894)

Reserve
Proceeds from shares issued	$3,298,252	$4,997,076	$11,605,165	$31,889,762
Distributions reinvested	5	9	—	14
Cost of shares redeemed	(3,401,597)	(4,895,684)	(11,636,102)	(31,985,735)

Change in net assets resulting from Reserve capital transactions	$(103,340)	$101,401	$(30,937)	$(95,959)

Service
Proceeds from shares issued	$2,483,090	$4,529,412	$— (b)	$—
Distributions reinvested	41	94	—	— (b)
Cost of shares redeemed	(2,639,229)	(4,514,325)	(80)	—

Change in net assets resulting from Service capital transactions	$(156,098)	$15,181	$(80)	$— (b)

Total change in net assets resulting from capital transactions	$448,850	$6,688,968	$3,154,319	$(1,945,106)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	77

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class B (a)
Issued	—	—	2	58
Reinvested	—	—	—	— (b)
Redeemed	—	—	(9)	(17)
Conversion to Morgan Shares	—	—	(138)	(46)

Change in Class B Shares	—	—	(145)	(5)

Class C
Issued	—	—	45,704	114,917
Reinvested	—	—	—	3
Redeemed	—	—	(48,110)	(88,466)

Change in Class C Shares	—	—	(2,406)	26,454

Agency
Issued	158,994,030	169,583,964	30,967,051	73,715,082
Reinvested	23	53	—	4
Redeemed	(156,305,090)	(169,253,745)	(31,021,530)	(75,447,740)

Change in Agency Shares	2,688,963	330,272	(54,479)	(1,732,654)

Capital
Issued	213,074,732	269,157,121	—	—
Reinvested	631	1,624	—	—
Redeemed	(219,899,738)	(262,003,000)	—	—

Change in Capital Shares	(6,824,375)	7,155,745	—	—

Direct
Issued	1,041,887	922,160	1,839,424	2,579,091
Redeemed	(578,024)	(908,601)	(1,911,512)	(3,012,864)

Change in Direct Shares	463,863	13,559	(72,088)	(433,773)

Eagle Class
Issued	545,546	1,024,871	—	—
Reinvested	16	149	—	— (b)
Redeemed	(560,225)	(2,512,336)	(80)	—

Change in Eagle Class Shares	(14,663)	(1,487,316)	(80)	— (b)

IM
Issued	873,712	4,979,322	11,185,756	15,986,310
Reinvested	— (b)	— (b)	—	6
Redeemed	(1,441,599)	(4,399,972)	(10,608,159)	(14,872,167)

Change in IM Shares	(567,887)	579,350	577,597	1,114,149

Institutional Class
Issued	91,404,911	106,975,416	56,774,411	52,301,869
Reinvested	88	124	—	36
Redeemed	(90,548,826)	(105,795,641)	(53,912,007)	(53,081,442)

Change in Institutional Class Shares	856,173	1,179,899	2,862,404	(779,537)

Investor
Issued	1,209,305	2,180,154	140,636	711,006
Reinvested	151	374	—	— (b)
Redeemed	(730,019)	(2,779,131)	(215,438)	(766,554)

Change in Investor Shares	479,437	(598,603)	(74,802)	(55,548)

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS: (continued)
Morgan
Issued	59,915,684	79,037,849	16,067,864	38,804,738
Reinvested	20	48	—	1
Redeemed	(59,474,263)	(79,434,214)	(16,078,314)	(38,682,124)
Conversion from Class B Shares	—	—	138	46

Change in Morgan Shares	441,441	(396,317)	(10,312)	122,661

Premier
Issued	58,210,371	58,242,619	14,142,104	26,649,005
Reinvested	14	28	—	1
Redeemed	(55,025,049)	(58,446,850)	(14,182,406)	(26,759,900)

Change in Premier Shares	3,185,336	(204,203)	(40,302)	(110,894)

Reserve
Issued	3,298,252	4,997,076	11,605,114	31,889,762
Reinvested	5	9	—	14
Redeemed	(3,401,597)	(4,895,684)	(11,636,102)	(31,985,735)

Change in Reserve Shares	(103,340)	101,401	(30,988)	(95,959)

Service
Issued	2,483,090	4,529,412	—	—
Reinvested	41	94	—	— (b)
Redeemed	(2,639,229)	(4,514,325)	(80)	—

Change in Service Shares	(156,098)	15,181	(80)	— (b)

(a)	All remaining Class B Shares converted to Morgan Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Morgan Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	79

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$127,394	$311,654	$34,482,460	$79,404,988
Distributions reinvested	1	2	—	15
Cost of shares redeemed	(121,394)	(460,144)	(34,744,170)	(79,696,748)

Change in net assets resulting from Agency capital transactions	$6,001	$(148,488)	$(261,710)	$(291,745)

Capital
Proceeds from shares issued	$—	$—	$17,962,732	$28,670,009
Distributions reinvested	—	—	—	133
Cost of shares redeemed	—	—	(15,178,279)	(29,421,117)

Change in net assets resulting from Capital capital transactions	$—	$—	$2,784,453	$(750,975)

Institutional Class
Proceeds from shares issued	$4,336,848	$9,036,513	$17,150,625	$26,295,184
Distributions reinvested	95	233	—	80
Cost of shares redeemed	(4,284,441)	(8,876,645)	(18,157,062)	(25,136,281)

Change in net assets resulting from Institutional Class capital transactions	$52,502	$160,101	$(1,006,437)	$1,158,983

Morgan
Proceeds from shares issued	$305,451	$792,007	$118,455,514	$117,581,630
Distributions reinvested	4	9	—	7
Cost of shares redeemed	(325,740)	(777,371)	(117,690,870)	(117,729,842)

Change in net assets resulting from Morgan capital transactions	$(20,285)	$14,645	$764,644	$(148,205)

Premier
Proceeds from shares issued	$189,221	$494,129	$21,626,814	$42,880,471
Distributions reinvested	4	13	—	5
Cost of shares redeemed	(224,448)	(551,761)	(21,626,484)	(42,751,490)

Change in net assets resulting from Premier capital transactions	$(35,223)	$(57,619)	$330	$128,986

Reserve
Proceeds from shares issued	$25,395	$24,817	$14,156	$61,929
Distributions reinvested	1	— (a)	—	1
Cost of shares redeemed	(12,138)	(24,984)	(19,568)	(59,509)

Change in net assets resulting from Reserve capital transactions	$13,258	$(167)	$(5,412)	$2,421

Service
Distributions reinvested	$—	$—	$—	$— (a)
Cost of shares redeemed	—	—	(80)	—

Change in net assets resulting from Service capital transactions	$—	$—	$(80)	$— (a)

Total change in net assets resulting from capital transactions	$16,253	$(31,528)	$2,275,788	$99,465

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Agency
Issued	127,394	311,617	34,482,460	79,404,988
Reinvested	1	2	—	15
Redeemed	(121,394)	(460,139)	(34,744,165)	(79,696,748)

Change in Agency Shares	6,001	(148,520)	(261,705)	(291,745)

Capital
Issued	—	—	17,962,721	28,670,009
Reinvested	—	—	—	133
Redeemed	—	—	(15,178,279)	(29,421,117)

Change in Capital Shares	—	—	2,784,442	(750,975)

Institutional Class
Issued	4,336,848	9,036,553	17,150,623	26,295,184
Reinvested	95	233	—	80
Redeemed	(4,284,441)	(8,876,623)	(18,157,062)	(25,136,281)

Change in Institutional Class Shares	52,502	160,163	(1,006,439)	1,158,983

Morgan
Issued	305,451	791,997	118,455,514	117,581,630
Reinvested	4	9	—	7
Redeemed	(325,740)	(777,371)	(117,690,868)	(117,729,842)

Change in Morgan Shares	(20,285)	14,635	764,646	(148,205)

Premier
Issued	189,221	494,110	21,626,814	42,880,471
Reinvested	4	13	—	5
Redeemed	(224,448)	(551,761)	(21,626,480)	(42,751,490)

Change in Premier Shares	(35,223)	(57,638)	334	128,986

Reserve
Issued	25,395	24,817	14,156	61,929
Reinvested	1	— (a)	—	1
Redeemed	(12,138)	(24,984)	(19,566)	(59,509)

Change in Reserve Shares	13,258	(167)	(5,410)	2,421

Service
Reinvested	—	—	—	— (a)
Redeemed	—	—	(80)	—

Change in Service Shares	—	—	(80)	— (a)

(a)	Amount rounds to less than $1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	81

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$690,643	$1,444,926	$392,881	$662,016
Distributions reinvested	3	20	— (a)	1
Cost of shares redeemed	(707,022)	(1,430,325)	(426,456)	(620,102)

Change in net assets resulting from Agency capital transactions	$(16,376)	$14,621	$(33,575)	$41,915

Direct
Distributions reinvested	$— (a)	$— (a)	$—	$—
Cost of shares redeemed	(80)	—	—	—

Change in net assets resulting from Direct capital transactions	$(80)	$— (a)	$—	$—

Eagle Class
Proceeds from shares issued	$427,572	$865,077	$—	$—
Distributions reinvested	62	256	—	—
Cost of shares redeemed	(507,645)	(895,219)	—	—

Change in net assets resulting from Eagle Class capital transactions	$(80,011)	$(29,886)	$—	$—

E*Trade
Proceeds from shares issued	$—	$—	$255,930	$589,152
Distributions reinvested	—	—	99	291
Cost of shares redeemed	—	—	(321,962)	(580,761)

Change in net assets resulting from E*Trade capital transactions	$—	$—	$(65,933)	$8,682

Institutional Class
Proceeds from shares issued	$37,980,990	$64,216,110	$384,135	$674,799
Distributions reinvested	45	212	8	24
Cost of shares redeemed	(39,630,473)	(63,204,811)	(393,010)	(710,942)

Change in net assets resulting from Institutional Class capital transactions	$(1,649,438)	$1,011,511	$(8,867)	$(36,119)

Morgan
Proceeds from shares issued	$4,831,832	$13,579,265	$445,830	$892,182
Distributions reinvested	1	3	18	36
Cost of shares redeemed	(4,848,840)	(13,749,954)	(405,826)	(869,074)

Change in net assets resulting from Morgan capital transactions	$(17,007)	$(170,686)	$40,022	$23,144

Premier
Proceeds from shares issued	$4,453,740	$16,350,585	$22,368	$58,886
Distributions reinvested	2	15	1	6
Cost of shares redeemed	(4,361,088)	(16,147,868)	(20,143)	(69,875)

Change in net assets resulting from Premier capital transactions	$92,654	$202,732	$2,226	$(10,983)

Reserve
Proceeds from shares issued	$6,678,199	$14,127,611	$1,310,862	$3,751,415
Distributions reinvested	17	71	1	1
Cost of shares redeemed	(6,089,702)	(14,403,460)	(1,312,303)	(3,772,722)

Change in net assets resulting from Reserve capital transactions	$588,514	$(275,778)	$(1,440)	$(21,306)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Service
Proceeds from shares issued	$—	$—	$1,752,172	$3,322,113
Distributions reinvested	—	—	18	44
Cost of shares redeemed	—	—	(1,697,522)	(3,163,019)

Change in net assets resulting from Service capital transactions	$—	$—	$54,668	$159,138

Total change in net assets resulting from capital transactions	$(1,081,744)	$752,514	$(12,899)	$164,471

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	83

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Agency
Issued	690,643	1,444,926	392,881	662,016
Reinvested	3	20	— (a)	1
Redeemed	(707,022)	(1,430,325)	(426,456)	(620,102)

Change in Agency Shares	(16,376)	14,621	(33,575)	41,915

Direct
Reinvested	— (a)	— (a)	—	—
Redeemed	(80)	—	—	—

Change in Direct Shares	(80)	— (a)	—	—

Eagle Class
Issued	427,572	865,077	—	—
Reinvested	62	256	—	—
Redeemed	(507,645)	(895,219)	—	—

Change in Eagle Class Shares	(80,011)	(29,886)	—	—

E*Trade
Issued	—	—	255,930	589,152
Reinvested	—	—	99	291
Redeemed	—	—	(321,962)	(580,761)

Change in E*Trade Shares	—	—	(65,933)	8,682

Institutional Class
Issued	37,980,990	64,216,110	384,135	674,799
Reinvested	45	212	8	24
Redeemed	(39,630,473)	(63,204,811)	(393,010)	(710,942)

Change in Institutional Class Shares	(1,649,438)	1,011,511	(8,867)	(36,119)

Morgan
Issued	4,831,832	13,579,265	445,830	892,182
Reinvested	1	3	18	36
Redeemed	(4,848,840)	(13,749,954)	(405,826)	(869,074)

Change in Morgan Shares	(17,007)	(170,686)	40,022	23,144

Premier
Issued	4,453,740	16,350,585	22,368	58,886
Reinvested	2	15	1	6
Redeemed	(4,361,088)	(16,147,868)	(20,143)	(69,875)

Change in Premier Shares	92,654	202,732	2,226	(10,983)

Reserve
Issued	6,678,199	14,127,611	1,310,862	3,751,415
Reinvested	17	71	1	1
Redeemed	(6,089,702)	(14,403,460)	(1,312,303)	(3,772,722)

Change in Reserve Shares	588,514	(275,778)	(1,440)	(21,306)

Service
Issued	—	—	1,752,172	3,322,113
Reinvested	—	—	18	44
Redeemed	—	—	(1,697,522)	(3,163,019)

Change in Service Shares	—	—	54,668	159,138

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	85

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund
Class C
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Agency
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Capital
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Cash Management
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 10, 2010 (e) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$25,389	0.26%	0.01%	1.18%
1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16
1.00	0.01	9,087	0.32	0.01	1.16
1.00	0.01	9,993	0.29	0.01	1.16
1.00	0.01	12,361	0.32	0.01	1.16

1.00	0.01	7,599,367	0.26	0.01	0.31
1.00	0.01	6,603,508	0.22	0.01	0.31
1.00	0.01	7,565,361	0.23	0.01	0.31
1.00	0.08	7,532,479	0.26	0.08	0.31
1.00	0.04	8,019,311	0.26	0.04	0.31
1.00	0.07	12,815,353	0.26	0.07	0.31

1.00	0.04	68,809,520	0.18	0.09	0.21
1.00	0.05	66,140,350	0.18	0.05	0.21
1.00	0.06	68,193,741	0.18	0.06	0.21
1.00	0.16	68,141,597	0.18	0.16	0.21
1.00	0.12	75,485,880	0.18	0.12	0.21
1.00	0.15	76,648,261	0.18	0.14	0.21

1.00	0.01	880,629	0.26	0.01	0.96
1.00	0.01	1,236,050	0.22	0.01	0.96
1.00	0.01	753,657	0.23	0.01	0.96
1.00	0.01	702,440	0.32	0.01	0.96
1.00	0.01	527,614	0.29	0.01	0.96
1.00	0.01	565,910	0.32	0.01	0.96

1.00	0.02	2,243,797	0.23	0.04	0.31
1.00	0.04	2,419,449	0.19	0.04	0.31
1.00	0.02	1,596,040	0.21	0.02	0.31
1.00	0.04	754,195	0.30	0.04	0.31
1.00	0.02	1,558,831	0.28	0.02	0.31
1.00	0.03	1,183,658	0.29	0.03	0.31

1.00	0.01	354,228	0.26	0.01	0.71
1.00	0.01	324,169	0.22	0.01	0.71
1.00	0.01	373,324	0.23	0.01	0.71
1.00	0.01	431,169	0.35	0.01	0.71
1.00	0.01	838,513	0.29	0.01	0.71
1.00	0.01	1,207,045	0.41	0.01	0.88

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	87

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Prime Money Market Fund (continued)
IM
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (e) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Investor
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.06%	$2,149,827	0.16%	0.11%	0.16%
1.00	0.07	3,749,460	0.16	0.08	0.16
1.00	0.08	100	0.16	0.08	0.16
1.00	0.12	100	0.16	0.16	0.16

1.00	0.03	26,034,178	0.21	0.06	0.26
1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26
1.00	0.13	23,495,745	0.21	0.13	0.26
1.00	0.09	26,769,490	0.21	0.09	0.26
1.00	0.12	29,886,053	0.21	0.11	0.26

1.00	0.01	1,421,994	0.26	0.01	0.51
1.00	0.01	1,081,648	0.22	0.01	0.51
1.00	0.01	692,922	0.23	0.01	0.51
1.00	0.01	403,330	0.33	0.01	0.51
1.00	0.01	520,797	0.29	0.01	0.51
1.00	0.01	480,917	0.32	0.01	0.51

1.00	0.01	2,046,627	0.26	0.01	0.53
1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51
1.00	0.01	2,549,889	0.33	0.01	0.51
1.00	0.01	2,667,326	0.29	0.01	0.51
1.00	0.01	2,936,414	0.31	0.01	0.51

1.00	0.01	2,693,110	0.26	0.01	0.46
1.00	0.01	1,589,780	0.22	0.01	0.46
1.00	0.01	2,021,372	0.23	0.01	0.46
1.00	0.01	2,540,125	0.33	0.01	0.46
1.00	0.01	3,338,000	0.29	0.01	0.46
1.00	0.01	5,021,450	0.31	0.01	0.46

1.00	0.01	1,007,495	0.26	0.01	0.71
1.00	0.01	1,154,468	0.22	0.01	0.71
1.00	0.01	1,426,646	0.23	0.01	0.71
1.00	0.01	1,449,080	0.32	0.01	0.71
1.00	0.01	1,526,992	0.29	0.01	0.71
1.00	0.01	1,781,936	0.31	0.01	0.71

1.00	0.01	2,034,457	0.26	0.01	1.06
1.00	0.01	1,723,144	0.22	0.01	1.06
1.00	0.01	1,814,501	0.23	0.01	1.06
1.00	0.01	1,563,743	0.32	0.01	1.06
1.00	0.01	1,419,924	0.29	0.01	1.06
1.00	0.01	1,088,239	0.31	0.01	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	89

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund
Class C
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Agency
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Capital
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

E*Trade
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Investor
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$504,729	0.28%	0.01%	1.17%
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18
1.00	0.01	364,445	0.34	0.01	1.17
1.00	0.01	398,734	0.30	0.01	1.17
1.00	0.02	419,195	0.33	0.01	1.18

1.00	0.02	60,209	0.26	0.03	0.32
1.00	0.01	95,650	0.24	0.01	0.32
1.00	0.01	71,955	0.24	0.01	0.33
1.00	0.09	122,386	0.26	0.09	0.32
1.00	0.05	134,975	0.26	0.05	0.32
1.00	0.09	415,248	0.26	0.08	0.33

1.00	0.06	3,870,827	0.18	0.11	0.22
1.00	0.07	2,889,536	0.18	0.06	0.22
1.00	0.07	3,795,256	0.18	0.07	0.23
1.00	0.17	2,806,226	0.18	0.17	0.22
1.00	0.13	2,985,462	0.18	0.13	0.22
1.00	0.17	2,296,780	0.18	0.16	0.22

1.00	0.01	7,260,845	0.28	0.01	1.07
1.00	0.03	7,497,985	0.22	0.03	1.07
1.00	0.05	5,922,072	0.20	0.05	1.08
1.00	0.05	2,446,643	0.27	0.05	1.07
1.00	0.05	199,806	0.26	0.05	1.07
1.00	0.06	187,244	0.29	0.05	1.07

1.00	0.04	4,894,237	0.21	0.08	0.27
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28
1.00	0.14	2,534,423	0.21	0.14	0.27
1.00	0.10	4,243,305	0.21	0.10	0.27
1.00	0.14	2,183,936	0.21	0.13	0.27

1.00	0.01	109,348	0.28	0.01	0.52
1.00	0.01	116,196	0.23	0.01	0.52
1.00	0.01	753,825	0.24	0.01	0.53
1.00	0.01	567,682	0.34	0.01	0.52
1.00	0.01	562,453	0.30	0.01	0.52
1.00	0.02	491,592	0.33	0.01	0.52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	91

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Liquid Assets Money Market Fund (continued)
Morgan
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$1,684,454	0.28%	0.01%	0.62%
1.00	0.01	1,684,561	0.24	0.01	0.62
1.00	0.01	2,367,494	0.24	0.01	0.63
1.00	0.01	2,472,266	0.34	0.01	0.62
1.00	0.01	2,975,898	0.30	0.01	0.62
1.00	0.02	2,964,774	0.33	0.01	0.62

1.00	0.01	159,498	0.29	0.01	0.47
1.00	0.01	118,152	0.24	0.01	0.47
1.00	0.01	130,733	0.24	0.01	0.48
1.00	0.01	154,775	0.34	0.01	0.47
1.00	0.01	166,487	0.30	0.01	0.47
1.00	0.02	231,302	0.33	0.01	0.47

1.00	0.01	138,624	0.28	0.01	0.72
1.00	0.01	172,653	0.24	0.01	0.72
1.00	0.01	184,873	0.24	0.01	0.73
1.00	0.01	178,029	0.34	0.01	0.72
1.00	0.01	249,909	0.30	0.01	0.72
1.00	0.02	286,293	0.33	0.01	0.72

1.00	0.01	99,345	0.28	0.01	1.07
1.00	0.01	118,759	0.24	0.01	1.07
1.00	0.01	118,455	0.24	0.01	1.08
1.00	0.01	118,015	0.34	0.01	1.07
1.00	0.01	156,429	0.30	0.01	1.07
1.00	0.02	216,160	0.33	0.01	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	93

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund
Agency
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Capital
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)

Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$10,117,756	0.11%	0.01%		0.31%
1.00	0.01		7,428,617	0.08	0.01		0.31
1.00	0.01		7,098,492	0.09	0.01		0.31
1.00	0.00	(e)	9,712,330	0.17	0.00	(e)	0.31
1.00	0.01		8,520,118	0.12	0.01		0.31
1.00	0.02		7,720,013	0.24	0.00	(e)	0.31

1.00	0.01		26,149,068	0.11	0.01		0.21
1.00	0.01		32,973,407	0.07	0.01		0.21
1.00	0.01		25,817,838	0.09	0.01		0.21
1.00	0.01		28,211,844	0.16	0.01		0.21
1.00	0.01		33,517,276	0.12	0.01		0.21
1.00	0.08		34,776,795	0.18	0.06		0.21

1.00	0.01		758,869	0.11	0.01		0.31
1.00	0.01		294,989	0.07	0.01		0.31
1.00	0.01		281,437	0.09	0.01		0.31
1.00	0.00	(e)	392,336	0.17	0.00	(e)	0.31
1.00	0.01		645,927	0.12	0.01		0.31
1.00	0.02		377,821	0.24	0.00	(e)	0.31

1.00	0.01		336,334	0.11	0.01		0.71
1.00	0.01		351,014	0.07	0.01		0.71
1.00	0.01		1,838,360	0.09	0.01		0.71
1.00	0.01		2,219,405	0.16	0.01		0.71

1.00	0.01		574,908	0.11	0.01		0.16
1.00	0.01		1,142,811	0.07	0.01		0.16
1.00	0.01		563,436	0.08	0.02		0.16
1.00	0.02		100	0.15	0.03		0.16

1.00	0.01		9,135,875	0.11	0.01		0.26
1.00	0.01		8,279,641	0.07	0.01		0.26
1.00	0.01		7,099,746	0.09	0.01		0.26
1.00	0.00	(e)	8,263,941	0.17	0.00	(e)	0.26
1.00	0.01		10,402,935	0.12	0.01		0.26
1.00	0.05		11,591,430	0.21	0.03		0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	95

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Government Money Market Fund (continued)
Investor
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)

Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$3,545,473	0.11%	%0.01		0.51%
1.00	0.01		3,066,013	0.07	0.01		0.51
1.00	0.01		3,664,674	0.09	0.01		0.51
1.00	0.00	(e)	4,437,341	0.17	0.00	(e)	0.51
1.00	0.01		4,401,603	0.12	0.01		0.51
1.00	0.02		3,266,727	0.24	0.00	(e)	0.51

1.00	0.01		2,480,819	0.11	0.01		0.61
1.00	0.01		2,039,361	0.08	0.01		0.61
1.00	0.01		2,435,725	0.09	0.01		0.61
1.00	0.00	(e)	2,795,260	0.17	0.00	(e)	0.61
1.00	0.01		1,931,164	0.13	0.01		0.61
1.00	0.02		2,381,884	0.24	0.00	(e)	0.61

1.00	0.01		6,627,188	0.11	0.01		0.46
1.00	0.01		3,441,795	0.07	0.01		0.46
1.00	0.01		3,646,033	0.09	0.01		0.46
1.00	0.00	(e)	4,184,299	0.17	0.00	(e)	0.46
1.00	0.01		4,841,573	0.12	0.01		0.46
1.00	0.02		4,769,530	0.24	0.00	(e)	0.46

1.00	0.01		46,944	0.11	0.01		0.71
1.00	0.01		150,289	0.08	0.01		0.71
1.00	0.01		48,890	0.09	0.01		0.71
1.00	0.00	(e)	34,522	0.17	0.00	(e)	0.71
1.00	0.01		23,828	0.14	0.00	(e)	0.71
1.00	0.02		44,382	0.24	0.00	(e)	0.71

1.00	0.01		757,415	0.11	0.01		1.06
1.00	0.01		913,521	0.07	0.01		1.06
1.00	0.01		898,352	0.09	0.01		1.06
1.00	0.00	(e)	910,554	0.17	0.00	(e)	1.06
1.00	0.01		867,708	0.13	0.00	(e)	1.06
1.00	0.02		561,970	0.24	0.00	(e)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	97

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund
Class C
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—		$—		$—		$—		$—		$—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Agency
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
March 1, 2012 (f) through February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

IM
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
May 31, 2012 (f) through February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$166,461	0.10%	0.00%		1.16%
1.00	0.00	(e)	168,863	0.07	0.00	(e)	1.16
1.00	0.00	(e)	142,412	0.08	0.00	(e)	1.16
1.00	0.00	(e)	185,554	0.15	0.00	(e)	1.16
1.00	0.00	(e)	189,206	0.09	0.00	(e)	1.16
1.00	0.01		175,024	0.21	0.00	(e)	1.16

1.00	0.00	(e)	803,741	0.10	0.00		0.31
1.00	0.00	(e)	858,260	0.07	0.00	(e)	0.31
1.00	0.00	(e)	2,590,914	0.08	0.00	(e)	0.31
1.00	0.00	(e)	2,869,561	0.15	0.00	(e)	0.31
1.00	0.00	(e)	998,134	0.09	0.00	(e)	0.31
1.00	0.01		2,052,542	0.21	0.00	(e)	0.31

1.00	0.00	(e)	1,149,997	0.10	0.00		0.31
1.00	0.00	(e)	1,222,018	0.07	0.00	(e)	0.31
1.00	0.00	(e)	1,655,840	0.08	0.00	(e)	0.31
1.00	0.00	(e)	1,634,584	0.15	0.00		0.31
1.00	0.00	(e)	2,070,205	0.08	0.00	(e)	0.31
1.00	0.01		1,197,068	0.21	0.00	(e)	0.31

1.00	0.00	(e)	20	0.10	0.00		0.98
1.00	0.00	(e)	100	0.07	0.00	(e)	0.71
1.00	0.00	(e)	100	0.08	0.00	(e)	0.71
1.00	0.00	(e)	100	0.15	0.00		0.71

1.00	0.00	(e)	3,623,146	0.10	0.00		0.16
1.00	0.00	(e)	3,045,746	0.07	0.00	(e)	0.16
1.00	0.00	(e)	1,931,586	0.07	0.00	(e)	0.16
1.00	0.01		100	0.14	0.02		0.16

1.00	0.00	(e)	9,379,161	0.10	0.00		0.26
1.00	0.00	(e)	6,516,731	0.07	0.00	(e)	0.26
1.00	0.00	(e)	7,296,339	0.08	0.00	(e)	0.26
1.00	0.00	(e)	7,555,937	0.15	0.00	(e)	0.26
1.00	0.00	(e)	6,946,570	0.08	0.00	(e)	0.26
1.00	0.02		5,796,795	0.20	0.01		0.26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	99

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
U.S. Treasury Plus Money Market Fund (continued)
Investor
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—		$—		$—		$—		$—		$—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)

Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—		—		—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$107,126	0.10%	0.00%		0.51%
1.00	0.00	(e)	181,909	0.07	0.00	(e)	0.51
1.00	0.00	(e)	237,466	0.08	0.00	(e)	0.51
1.00	0.00	(e)	300,429	0.15	0.00		0.51
1.00	0.00	(e)	381,781	0.08	0.00	(e)	0.51
1.00	0.01		461,529	0.21	0.00	(e)	0.51

1.00	0.00	(e)	724,497	0.10	0.00		0.61
1.00	0.00	(e)	734,788	0.07	0.00	(e)	0.61
1.00	0.00	(e)	612,152	0.08	0.00	(e)	0.61
1.00	0.00	(e)	597,117	0.15	0.00	(e)	0.61
1.00	0.00	(e)	554,548	0.10	0.00	(e)	0.61
1.00	0.01		875,074	0.21	0.00	(e)	0.61

1.00	0.00	(e)	342,775	0.10	0.00		0.46
1.00	0.00	(e)	383,019	0.07	0.00	(e)	0.46
1.00	0.00	(e)	493,950	0.08	0.00	(e)	0.46
1.00	0.00	(e)	611,667	0.15	0.00	(e)	0.46
1.00	0.00	(e)	618,249	0.09	0.00	(e)	0.46
1.00	0.01		720,085	0.21	0.00	(e)	0.46

1.00	0.00	(e)	816,154	0.10	0.00		0.71
1.00	0.00	(e)	847,101	0.07	0.00	(e)	0.71
1.00	0.00	(e)	943,099	0.08	0.00	(e)	0.71
1.00	0.00	(e)	915,908	0.15	0.00	(e)	0.71
1.00	0.00	(e)	998,994	0.09	0.00	(e)	0.71
1.00	0.01		1,074,397	0.21	0.00	(e)	0.71

1.00	0.00	(e)	20	0.10	0.00		1.80
1.00	0.00	(e)	100	0.07	0.00	(e)	1.06
1.00	0.00	(e)	100	0.08	0.00	(e)	1.06
1.00	0.00	(e)	100	0.15	0.00	(e)	1.06
1.00	0.00	(e)	100	0.09	0.00	(e)	1.06
1.00	0.01		100	0.21	0.00	(e)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	101

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Federal Money Market Fund
Agency
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—		—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$90,779	0.08%	0.01%		0.34%
1.00	0.01		84,778	0.07	0.00	(e)	0.35
1.00	0.01		233,285	0.08	0.01		0.34
1.00	0.01		258,642	0.11	0.01		0.33
1.00	0.00	(e)	786,165	0.11	0.00	(e)	0.33
1.00	0.02		1,070,681	0.22	0.00	(e)	0.31

1.00	0.01		4,048,486	0.08	0.01		0.29
1.00	0.01		3,995,934	0.06	0.01		0.30
1.00	0.01		3,835,871	0.07	0.01		0.29
1.00	0.01		3,259,389	0.12	0.01		0.28
1.00	0.00	(e)	4,325,820	0.10	0.00	(e)	0.28
1.00	0.04		5,169,215	0.21	0.02		0.26

1.00	0.01		90,998	0.08	0.01		0.66
1.00	0.01		111,292	0.07	0.01		0.65
1.00	0.01		96,652	0.07	0.01		0.64
1.00	0.01		127,920	0.12	0.01		0.63
1.00	0.00	(e)	140,119	0.11	0.00	(e)	0.63
1.00	0.02		260,943	0.22	0.00	(e)	0.61

1.00	0.01		184,565	0.08	0.01		0.49
1.00	0.01		219,792	0.06	0.01		0.50
1.00	0.01		277,420	0.07	0.01		0.49
1.00	0.01		292,491	0.12	0.01		0.48
1.00	0.00	(e)	435,501	0.11	0.00	(e)	0.48
1.00	0.02		669,328	0.22	0.00	(e)	0.46

1.00	0.01		15,520	0.08	0.01		0.75
1.00	0.01		2,262	0.06	0.01		0.75
1.00	0.01		2,429	0.09	0.00	(e)	0.74
1.00	0.01		18,231	0.12	0.01		0.73
1.00	0.00	(e)	11,368	0.09	0.01		0.73
1.00	0.02		6,455	0.23	0.00	(e)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	103

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
100% U.S. Treasury Securities Money Market Fund
Agency
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—		$—	(d)	$—	(d)	$—		$—		$—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Capital
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 28, 2015	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$1,438,484	0.05%	0.00%		0.31%
1.00	0.00	(e)	1,700,093	0.05	0.00		0.31
1.00	0.00	(e)	1,991,907	0.07	0.00		0.31
1.00	0.00	(e)	2,685,908	0.10	0.00		0.31
1.00	0.00	(e)	1,914,902	0.06	0.00	(e)	0.31
1.00	0.01		1,828,609	0.16	0.00	(e)	0.31

1.00	0.00	(e)	11,501,965	0.05	0.00		0.21
1.00	0.00	(e)	8,717,551	0.04	0.00		0.21
1.00	0.00	(e)	9,468,647	0.06	0.00		0.21
1.00	0.00	(e)	9,726,191	0.10	0.00		0.21
1.00	0.00	(e)	8,254,673	0.05	0.00	(e)	0.21
1.00	0.01		5,104,707	0.16	0.00	(e)	0.21

1.00	0.00	(e)	9,295,603	0.05	0.00		0.26
1.00	0.00	(e)	10,302,127	0.04	0.00		0.26
1.00	0.00	(e)	9,143,359	0.06	0.00		0.26
1.00	0.00	(e)	8,763,499	0.10	0.00	(e)	0.26
1.00	0.00	(e)	7,246,605	0.06	0.00	(e)	0.26
1.00	0.01		6,677,266	0.16	0.00	(e)	0.26

1.00	0.00	(e)	2,242,233	0.05	0.00		0.61
1.00	0.00	(e)	1,477,551	0.05	0.00		0.61
1.00	0.00	(e)	1,625,797	0.07	0.00		0.61
1.00	0.00	(e)	1,969,401	0.10	0.00	(e)	0.61
1.00	0.00	(e)	1,512,492	0.05	0.00	(e)	0.61
1.00	0.01		1,391,343	0.16	0.00	(e)	0.61

1.00	0.00	(e)	1,259,947	0.05	0.00		0.46
1.00	0.00	(e)	1,259,597	0.04	0.00		0.46
1.00	0.00	(e)	1,130,636	0.07	0.00		0.46
1.00	0.00	(e)	1,361,053	0.10	0.00	(e)	0.46
1.00	0.00	(e)	1,482,938	0.06	0.00	(e)	0.46
1.00	0.01		1,760,070	0.16	0.00	(e)	0.46

1.00	0.00	(e)	41,255	0.05	0.00		0.72
1.00	0.00	(e)	46,667	0.04	0.00		0.71
1.00	0.00	(e)	44,246	0.07	0.00		0.71
1.00	0.00	(e)	56,977	0.10	0.00	(e)	0.71
1.00	0.00	(e)	69,684	0.05	0.01		0.71
1.00	0.01		46,241	0.15	0.00	(e)	0.71

1.00	0.00	(e)	20	0.05	0.00		1.80
1.00	0.00	(e)	100	0.04	0.00		1.06
1.00	0.00	(e)	100	0.06	0.00		1.06
1.00	0.00	(e)	100	0.10	0.00		1.06
1.00	0.00	(e)	100	0.06	0.00	(e)	1.06
1.00	0.01		100	0.16	0.00	(e)	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	105

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Tax Free Money Market Fund
Agency
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Direct
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Eagle Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
May 10, 2010(f) through February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%
(f)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%	$306,031	0.06%	0.01%		0.31%
1.00	0.02	322,389	0.07	0.01		0.31
1.00	0.02	307,751	0.12	0.01		0.31
1.00	0.01	410,555	0.21	0.00	(e)	0.31
1.00	0.01	693,197	0.21	0.01		0.31
1.00	0.08	791,812	0.26	0.04		0.31

1.00	0.01	20	0.06	0.01		0.96
1.00	0.02	100	0.07	0.01		0.31
1.00	0.02	100	0.11	0.01		0.31
1.00	0.01	100	0.21	0.00	(e)	0.31
1.00	0.01	100	0.22	0.00	(e)	0.31
1.00	0.05	100	0.29	0.01		0.31

1.00	0.01	1,220,002	0.06	0.01		0.71
1.00	0.02	1,299,916	0.07	0.01		0.71
1.00	0.02	1,329,718	0.11	0.01		0.71
1.00	0.02	1,363,619	0.20	0.01		0.71
1.00	0.02	1,028,433	0.21	0.01		0.71
1.00	0.03	1,131,461	0.36	0.01		0.87

1.00	0.01	10,014,288	0.06	0.01		0.26
1.00	0.02	11,663,024	0.07	0.01		0.26
1.00	0.02	10,650,809	0.10	0.01		0.26
1.00	0.03	5,288,309	0.20	0.02		0.26
1.00	0.03	6,362,480	0.19	0.03		0.26
1.00	0.13	10,925,258	0.21	0.09		0.26

1.00	0.01	92,434	0.06	0.01		0.62
1.00	0.02	109,439	0.08	0.01		0.61
1.00	0.02	280,117	0.12	0.01		0.61
1.00	0.01	448,515	0.21	0.00	(e)	0.61
1.00	0.01	422,534	0.22	0.00	(e)	0.61
1.00	0.03	535,623	0.30	0.00	(e)	0.61

1.00	0.01	2,685,988	0.06	0.01		0.46
1.00	0.02	2,593,113	0.07	0.01		0.46
1.00	0.02	2,390,160	0.12	0.01		0.46
1.00	0.01	4,891,040	0.21	0.00	(e)	0.46
1.00	0.01	2,865,171	0.22	0.00	(e)	0.46
1.00	0.03	2,710,731	0.30	0.00	(e)	0.46

1.00	0.01	4,797,676	0.06	0.01		0.71
1.00	0.02	4,208,768	0.07	0.01		0.71
1.00	0.02	4,484,279	0.12	0.01		0.71
1.00	0.01	6,804,823	0.21	0.00	(e)	0.71
1.00	0.01	7,340,658	0.22	0.00	(e)	0.71
1.00	0.03	6,317,759	0.30	0.00	(e)	0.71

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
Municipal Money Market Fund
Agency
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

E*Trade
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Premier
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2013	1.00	—		—	(d)	—	(d)	—		—		—
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.00	%(e)	$47,623	0.11%	0.00	%(e)	0.32%
1.00	0.01		81,196	0.12	0.01		0.32
1.00	0.01		39,280	0.19	0.01		0.32
1.00	0.04		64,782	0.26	0.04		0.32
1.00	0.07		121,010	0.26	0.06		0.32
1.00	0.13		31,324	0.26	0.12		0.32

1.00	0.01		1,935,054	0.10	0.01		1.07
1.00	0.01		2,000,898	0.13	0.01		1.07
1.00	0.01		1,992,153	0.18	0.01		1.07
1.00	0.01		1,874,152	0.28	0.01		1.07
1.00	0.01		1,736,816	0.31	0.01		1.07
1.00	0.02		1,696,495	0.36	0.01		1.07

1.00	0.00	(e)	179,620	0.10	0.01		0.27
1.00	0.01		188,480	0.13	0.01		0.27
1.00	0.02		224,592	0.18	0.02		0.27
1.00	0.08		202,999	0.21	0.09		0.27
1.00	0.11		548,856	0.21	0.12		0.27
1.00	0.18		942,748	0.21	0.17		0.27

1.00	0.00	(e)	393,523	0.10	0.01		0.62
1.00	0.01		353,483	0.13	0.01		0.62
1.00	0.00	(e)	330,333	0.19	0.00	(e)	0.62
1.00	0.00		356,149	0.29	0.00	(e)	0.62
1.00	0.00	(e)	334,195	0.32	0.00	(e)	0.62
1.00	0.01		320,868	0.37	0.00	(e)	0.62

1.00	0.00	(e)	31,602	0.11	0.00	(e)	0.47
1.00	0.01		29,376	0.13	0.01		0.47
1.00	0.00	(e)	40,357	0.19	0.00	(e)	0.47
1.00	0.00		52,034	0.29	0.00	(e)	0.47
1.00	0.00	(e)	78,792	0.32	0.00	(e)	0.47
1.00	0.01		113,158	0.37	0.00	(e)	0.47

1.00	0.00	(e)	10,164	0.11	0.00	(e)	0.73
1.00	0.01		11,604	0.14	0.01		0.72
1.00	0.00	(e)	32,909	0.19	0.00	(e)	0.72
1.00	0.00		45,250	0.30	0.00		0.72
1.00	0.00	(e)	54,714	0.32	0.00	(e)	0.72
1.00	0.01		59,602	0.37	0.00	(e)	0.72

1.00	0.00	(e)	452,156	0.10	0.01		1.07
1.00	0.01		397,469	0.12	0.01		1.07
1.00	0.00	(e)	238,328	0.19	0.00	(e)	1.07
1.00	0.00		243,374	0.29	0.00		1.07
1.00	0.00	(e)	273,172	0.32	0.00	(e)	1.07
1.00	0.01		313,757	0.37	0.00	(e)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	109

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) collectively, (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Prime Money Market Fund	Class C, Agency, Capital, Cash Management, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM I	Diversified
Liquid Assets Money Market Fund	Class C, Agency, Capital, E*Trade, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Government Money Market Fund	Agency, Capital, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
U.S. Treasury Plus Money Market Fund	Class C, Agency, Direct, Eagle Class, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
Federal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
100% U.S. Treasury Securities Money Market Fund	Agency, Capital, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
Tax Free Money Market Fund	Agency, Direct, Eagle Class, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
Municipal Money Market Fund	Agency, E*Trade, Institutional Class, Morgan, Premier, Reserve and Service	JPM II	Diversified

The investment objective of Prime Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

The investment objective of Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund is to seek current income with liquidity and stability of principal.

The investment objective of U.S. Government Money Market Fund is to seek high current income with liquidity and stability of principal.

The investment objective of Federal Money Market Fund is to provide current income while still preserving capital and maintaining liquidity.

The investment objective of 100% U.S. Treasury Securities Money Market Fund is to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

The investment objective of Tax Free Money Market Fund is to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

The investment objective of Municipal Money Market Fund is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Agency, Capital, Cash Management, Direct, Eagle Class, E*Trade, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

On June 19, 2015, all remaining Class B Shares converted to Morgan Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Morgan Shares after eight years and provided for a CDSC. Information relating to certain fees and other characteristics of the Class B Shares prior to June 19, 2015 is included in Note 3.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

110	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2015, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prime Money Market Fund
Total Investments in Securities (a)	$—	$117,287,023	$—	$117,287,023

Liquid Assets Money Market Fund
Total Investments in Securities (a)	$—	$18,779,909	$—	$18,779,909

U.S. Government Money Market Fund
Total Investments in Securities (a)	$—	$60,732,932	$—	$60,732,932

U.S. Treasury Plus Money Market Fund
Total Investments in Securities (a)	$—	$17,605,074	$—	$17,605,074

Federal Money Market Fund
Total Investments in Securities (a)	$—	$4,425,444	$—	$4,425,444

100% U.S. Treasury Securities Money Market Fund
Total Investments in Securities (a)	$—	$26,769,229	$—	$26,769,229

Tax Free Money Market Fund
Total Investments in Securities (a)	$—	$19,184,350	$—	$19,184,350

Municipal Money Market Fund
Total Investments in Securities (a)	$—	$3,039,328	$—	$3,039,328

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2015.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) credit guidelines. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	111

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (continued)

agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral.

The Funds’ repurchase agreements are not subject to master netting arrangements.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees are class-specific expenses. The amount of the transfer agent fees charged to each class of the Funds for the six months ended August 31, 2015 are as follows (amount in thousands):

	Class B		Class C	Agency	Capital	Cash Management	Direct		Eagle Class		E*Trade
Prime Money Market Fund	$1		$2	$80	$625	$12	$23		$3		$—
Liquid Assets Money Market Fund	1		7	1	29	—	—		—		55
U.S. Government Money Market Fund	—		—	74	266	—	4		11		—
U.S. Treasury Plus Money Market Fund	—	(a)	2	15	—	—	15		—	(a)	—
Federal Money Market Fund	—		—	2	—	—	—		—		—
100% U.S. Treasury Securities Money Market Fund	—		—	19	100	—	—		—		—
Tax Free Money Market Fund	—		—	4	—	—	—	(a)	12		—
Municipal Money Market Fund	—		—	1	—	—	—		—		19

			IM	Institutional Class	Investor	Morgan	Premier		Reserve		Service
Prime Money Market Fund			$42	$308	$10	$183	$39		$13		$17
Liquid Assets Money Market Fund			—	44	2	58	2		3		1
U.S. Government Money Market Fund			11	79	30	35	45		1		8
U.S. Treasury Plus Money Market Fund			24	64	3	18	7		10		—	(a)
Federal Money Market Fund			—	43	—	12	6		1		—
100% U.S. Treasury Securities Money Market Fund			—	109	—	38	17		2		—	(a)
Tax Free Money Market Fund			—	105	—	5	28		42		—
Municipal Money Market Fund			—	3	—	6	1		—	(a)	4

(a)	Amount rounds to less than $1,000.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

112	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class B, Class C, Cash Management, Eagle Class, E*Trade, Morgan, Reserve, and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Agency, Capital, Direct, IM, Institutional Class, Investor and Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class B	Class C	Cash Management	Eagle Class	E*Trade	Morgan	Reserve	Service
Prime Money Market Fund	0.75%	0.75%	0.50%	0.25%	n/a	n/a	0.25%	0.60%
Liquid Assets Money Market Fund	0.75	0.75	n/a	n/a	0.60%	0.10%	0.25	0.60
U.S. Government Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	0.60
U.S. Treasury Plus Money Market Fund	0.75	0.75	n/a	0.25	n/a	0.10	0.25	0.60
Federal Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	n/a	n/a	n/a	0.10	0.25	0.60
Tax Free Money Market Fund	n/a	n/a	n/a	0.25	n/a	0.10	0.25	n/a
Municipal Money Market Fund	n/a	n/a	n/a	n/a	0.60	0.10	0.25	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the six months ended August 31, 2015, the Distributor retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$—	(a)
Liquid Assets Money Market Fund	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.25%	0.25%	0.15%	0.05%	0.30%	0.15%	0.30%
Liquid Assets Money Market Fund	0.25	0.25	0.15	0.05	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.15	0.05	n/a	0.15	0.30
U.S. Treasury Plus Money Market Fund	0.25	0.25	0.15	n/a	n/a	0.15	0.30
Federal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.15	0.05	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.15	n/a	n/a	0.15	0.30
Municipal Money Market Fund	n/a	n/a	0.15	n/a	n/a	n/a	n/a

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	113

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (continued)

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.10%	0.35%	0.35%	0.30%	0.30%	0.30%
Liquid Assets Money Market Fund	0.30%	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Government Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
U.S. Treasury Plus Money Market Fund	n/a	0.10	0.35	0.35	0.30	0.30	0.30
Federal Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	0.30
Tax Free Money Market Fund	n/a	0.10	n/a	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.30	0.10	n/a	0.35	0.30	0.30	0.30

The IM Shares do not pay a fee under the Shareholder Servicing Agreement.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds, except IM Shares, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class B	Class C	Agency	Capital	Cash Management	Direct	Eagle Class
Prime Money Market Fund	0.97%	0.97%	0.26%	0.18%	0.96%	0.30%	0.70%
Liquid Assets Money Market Fund	0.97	0.97	0.26	0.18	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	n/a	0.26	0.18	n/a	0.30	0.70
U.S. Treasury Plus Money Market Fund	0.97	0.97	0.26	n/a	n/a	0.30	0.70
Federal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	n/a	0.26	0.18	n/a	n/a	n/a
Tax Free Money Market Fund	n/a	n/a	0.26	n/a	n/a	0.30	0.70
Municipal Money Market Fund	n/a	n/a	0.26	n/a	n/a	n/a	n/a

	E*Trade	Institutional Class	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	0.51%	0.52%	0.45%	0.70%	1.05%
Liquid Assets Money Market Fund	1.00%	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	1.00	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2015, and are in place until at least June 30, 2016, except for Class B Shares which are no longer operating.

In addition, the Funds’ service providers have voluntarily waived fees during the six months ended August 31, 2015. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

114	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Contractual Waivers
	Investment Advisory	Administration		Shareholder Servicing	Total	Contractual Reimbursements
Prime Money Market Fund	$72	$—		$18,228	$18,300	$1
Liquid Assets Money Market Fund	504	326		4,960	5,790	1
U.S. Government Money Market Fund	33	—	(a)	8,381	8,414	—
U.S. Treasury Plus Money Market Fund	9	—	(a)	2,269	2,278	2
Federal Money Market Fund	501	334		779	1,614	—	(a)
100% U.S. Treasury Securities Money Market Fund	536	351		3,488	4,375	—	(a)
Tax Free Money Market Fund	506	340		2,221	3,067	—	(a)
Municipal Money Market Fund	156	103		570	829	—

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
Prime Money Market Fund	$1	$—	$11,578	$9,688	$21,267
Liquid Assets Money Market Fund	2	—	6,736	25,938	32,676
U.S. Government Money Market Fund	8,033	5,359	28,431	4,198	46,021
U.S. Treasury Plus Money Market Fund	2,611	1,741	7,128	2,109	13,589
Federal Money Market Fund	844	564	1,807	66	3,281
100% U.S. Treasury Securities Money Market Fund	7,806	5,204	10,687	943	24,640
Tax Free Money Market Fund	5,437	3,625	16,038	7,195	32,295
Municipal Money Market Fund	449	299	3,885	7,348	11,981

(a)	Amount rounds to less than $1,000.

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific gross expenses for the six months ended August 31, 2015 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Class B	$1	$—	(a)
Class C	65	22
Agency	—	5,275
Capital	—	16,583
Cash Management	2,747	1,648
Direct	—	1,781
Eagle Class	420	504
Institutional Class	—	13,469
Investor	—	2,051
Morgan	—	3,642
Premier	—	3,542
Reserve	1,410	1,693
Service	5,049	2,525

	$9,692	$52,735

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	115

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (continued)

	Distribution		Shareholder Servicing
Liquid Assets Money Market Fund
Class B	$3		$1
Class C	2,066		689
Agency	—		68
Capital	—		882
E*Trade	22,647		11,322
Institutional Class	—		3,100
Investor	—		217
Morgan	845		2,959
Premier	—		186
Reserve	225		270
Service	317		159

	$26,103		$19,853

U.S. Government Money Market Fund
Agency	$—		$6,938
Capital	—		6,868
Direct	—		458
Eagle Class	397		476
Institutional Class	—		4,347
Investor	—		5,299
Morgan	1,073		3,755
Premier	—		7,222
Reserve	159		191
Service	2,569		1,285

	$4,198		$36,839

U.S. Treasury Plus Money Market Fund
Class B	$—	(a)	$—	(a)
Class C	580		193
Agency	—		600
Direct	—		1,144
Eagle Class	—	(a)	—	(a)
Institutional Class	—		3,810
Investor	—		315
Morgan	388		1,358
Premier	—		612
Reserve	1,141		1,369
Service	—	(a)	—	(a)

	$2,109		$9,401

Federal Money Market Fund
Agency	$—		$72
Institutional Class	—		2,014
Morgan	47		163
Premier	—		314
Reserve	19		23

	$66		$2,586

116	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Distribution		Shareholder Servicing
100% U.S. Treasury Securities Money Market Fund
Agency	$—		$1,168
Capital	—		2,622
Institutional Class	—		5,198
Morgan	890		3,114
Premier	—		2,010
Reserve	53		63
Service	—	(a)	—	(a)

	$943		$14,175

Tax Free Money Market Fund
Agency	$—		$241
Direct	—		—	(a)
Eagle Class	1,549		1,859
Institutional Class	—		5,343
Morgan	51		177
Premier	—		3,925
Reserve	5,595		6,714

	$7,195		$18,259

Municipal Money Market Fund
Agency	$—		$51
E*Trade	5,931		2,966
Institutional Class	—		91
Morgan	196		688
Premier	—		46
Reserve	14		17
Service	1,207		603

	$7,348		$4,462

(a)	Amount rounds to less than $1,000.

5. Federal Income Tax Matters

At February 28, 2015, the Funds did not have any net capital loss carryforwards.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

As of August 31, 2015, the Funds had no outstanding loans to another fund. Average loans made to another fund under the Facility for the six months ended August 31, 2015, were as follows (amounts in thousands):

	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$56,099	31	$11

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	117

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (continued)

Interest earned as a result of lending money to another fund as of August 31, 2015, if any, is included in Income from interfund lending (net) on the Statements of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s outstanding shares for each of the Funds.

In addition, as of August 31, 2015, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund, each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own significant portions of the Funds’ outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Municipal Money Market Fund and Tax Free Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and the Municipal Money Market Fund’s and Tax Free Money Market Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.

8. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. At a February 2015 meeting, the Funds’ Board of Trustees approved management’s preliminary recommendation that the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund seek to qualify as Retail money market funds on or before October 14, 2016, that the JPMorgan Prime Money Market Fund will not seek to qualify as a Retail or a Government money market fund and will be required to comply with the floating NAV and liquidity fees and redemption gate requirements by no later than October 14, 2016, and that the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund seek to qualify as Government money market funds on or before October 14, 2016.

118	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund
Class C
Actual	$1,000.00	$1,000.10	$1.31	0.26%
Hypothetical	1,000.00	1,023.83	1.32	0.26
Agency
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,000.40	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
Cash Management
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Direct
Actual	1,000.00	1,000.20	1.16	0.23
Hypothetical	1,000.00	1,023.98	1.17	0.23
Eagle Class
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
IM
Actual	1,000.00	1,000.60	0.80	0.16
Hypothetical	1,000.00	1,024.33	0.81	0.16
Institutional Class
Actual	1,000.00	1,000.30	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	119

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Prime Money Market Fund (continued)
Morgan
Actual	$1,000.00	$1,000.10	$1.31	0.26%
Hypothetical	1,000.00	1,023.83	1.32	0.26
Premier
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Reserve
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Service
Actual	1,000.00	1,000.10	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26

Liquid Assets Money Market Fund
Class C
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Agency
Actual	1,000.00	1,000.20	1.31	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Capital
Actual	1,000.00	1,000.60	0.91	0.18
Hypothetical	1,000.00	1,024.23	0.92	0.18
E*Trade
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Institutional Class
Actual	1,000.00	1,000.40	1.06	0.21
Hypothetical	1,000.00	1,024.08	1.07	0.21
Investor
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Morgan
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Premier
Actual	1,000.00	1,000.10	1.46	0.29
Hypothetical	1,000.00	1,023.68	1.48	0.29
Reserve
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28
Service
Actual	1,000.00	1,000.10	1.41	0.28
Hypothetical	1,000.00	1,023.73	1.42	0.28

U.S. Government Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Capital
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Direct
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11

120	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Government Money Market Fund (continued)
Eagle Class
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical	1,000.00	1,024.58	0.56	0.11
IM
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Institutional Class
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Investor
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Morgan
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Premier
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Reserve
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Service
Actual	1,000.00	1,000.10	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11

U.S. Treasury Plus Money Market Fund
Class C
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Agency
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Direct
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Eagle Class
Actual	1,000.00	1,000.00	0.45	0.10
Hypothetical	1,000.00	1,024.68	0.46	0.10
IM
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Institutional Class
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Investor
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Premier
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Reserve
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Service
Actual	1,000.00	1,000.00	1.45	0.10
Hypothetical	1,000.00	1,024.68	1.46	0.10

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	121

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Federal Money Market Fund
Agency
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical	1,000.00	1,024.73	0.41	0.08
Institutional Class
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Morgan
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Premier
Actual	1,000.00	1,000.10	0.40	0.08
Hypothetical	1,000.00	1,024.73	0.41	0.08
Reserve
Actual	1,000.00	1,000.10	0.45	0.08
Hypothetical	1,000.00	1,024.68	0.46	0.08

100% U.S. Treasury Securities Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05
Capital
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05
Institutional Class
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05
Morgan
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05
Premier
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05
Reserve
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05
Service
Actual	1,000.00	1,000.00	0.25	0.05
Hypothetical	1,000.00	1,024.89	0.25	0.05

Tax Free Money Market Fund
Agency
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.83	0.31	0.06
Direct
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.83	0.31	0.06
Eagle Class
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.83	0.31	0.06
Institutional Class
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.83	0.31	0.06
Morgan
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.83	0.31	0.06

122	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Free Money Market Fund (continued)
Premier
Actual	$1,000.00	$1,000.10	$0.30	0.06%
Hypothetical	1,000.00	1,024.83	0.31	0.06
Reserve
Actual	1,000.00	1,000.10	0.30	0.06
Hypothetical	1,000.00	1,024.83	0.31	0.06

Municipal Money Market Fund
Agency
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
E*Trade
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Institutional Class
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Premier
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Reserve
Actual	1,000.00	1,000.00	0.55	0.11
Hypothetical	1,000.00	1,024.58	0.56	0.11
Service
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	123

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consid-

eration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of the applicable Funds and their shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes

124	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) for certain share classes which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Federal Money Market Fund and Tax Free Money Market Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	125

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s performance was in the second, second and second quintiles for Institutional shares, in the first, second and second quintiles for Morgan shares, and in the second, third and fourth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s performance was in the second, first and first quintiles for Institutional shares, in the first, second and second quintiles for Morgan shares, and in the second, third and fourth quintiles for the Service shares for the one-, three-, and five-year periods, ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the

Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s performance was in the second, second and second quintiles for Institutional shares, in the first, first and second quintiles for Morgan shares, and in the second, second and third quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s performance was in the third, fourth and fourth quintiles for Institutional shares, in the third, third and third quintiles for Morgan shares, and in the third, fourth and fourth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Federal Money Market Fund’s performance was in the second quintile for Institutional shares and in the first, first and second quintiles for Morgan shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s performance was in the third, fourth and fourth quintiles for Institutional shares, in the third quintile for the Morgan shares, and in the third, fourth and fourth quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Tax Free Money Market Fund’s performance was in the second, first and second quintiles for Institutional shares, and in the third, second and third quintiles for the Morgan shares, for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

126	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

The Trustees noted that the Municipal Money Market Fund’s performance was in the second, first and first quintiles for Institutional shares, in the third, fourth and third quintiles for Morgan shares, and in the second, fourth and third quintiles for the Service shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Prime Money Market Fund’s net advisory fee for each of the Institutional, Morgan and Service shares was in the third quintile, and that the actual total expenses were in the fourth, third and fourth quintiles of the Universe Group, respectively. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Liquid Assets Money Market Fund’s net advisory fee for each of the Institutional, Morgan and Service shares was in the third quintile, and that the actual total expenses were in the fourth, fourth and fifth quintiles of the Universe Group, respectively. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the U.S. Government Money Market Fund’s net advisory fee for Institutional, Morgan and Service Shares was in the third, fifth and third quintiles, respectively, and that the actual total expenses were in the first quintile of the Universe Group for each of the Institutional, Morgan, and Service Shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the U.S. Treasury Plus Money Market Fund’s net advisory fee for Institutional, Morgan, and Service Shares was in the third, fourth, third quintiles, respectively, and that the actual total expenses were in the second quintile of the Universe Group for each of the Institutional, Morgan and Service shares. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Federal Money Market Fund’s net advisory fee and actual total expenses for both the Institutional and Morgan shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the 100% U.S. Treasury Securities Money Market Fund’s net advisory fee for Institutional, Morgan and Service shares was in the second, third and second quintiles, respectively, and that the actual total expenses for each of the Institutional, Morgan and Service shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Tax Free Money Market Fund’s net advisory fee for Institutional and Morgan shares was in the second and third quintiles, respectively, and that the actual total expenses for both the Institutional and Morgan shares were in the first quintile of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Municipal Money Market Fund’s net advisory fee for each of the Institutional, Morgan and Service shares was in fifth quintile, and that the actual total expenses for Institutional, Morgan, and Service Class shares were in the fourth, third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	127

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015	SAN-MMKT-815

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2015 (Unaudited)

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

U.S. financial markets slumped at the end of the six month reporting period amid investor concerns about slowing growth in China’s economy and expectations of an increase in U.S. interest rates. After reaching record highs in May, U.S. equities came under pressure in June and July and volatility rose sharply. On August 24, 2015, a global sell-off in equities drove leading market indexes lower. The Standard & Poor’s 500 Index (“S&P 500”) closed down 3.9% on the day. Though markets rebounded during the following days, they ended the period lower. For the six months ended August 31, 2015, the S&P 500 returned -5.3%

Overall, bond markets fared little better than equities. While increasing financial market volatility drove some investors to fixed income assets, it was insufficient to bolster prices in large sectors of the bond market, already under pressure from historically low interest rates. U.S. Treasury bond yields, which generally move in the opposite direction of bond prices, rose across all maturities. For the six month reporting period, the Barclays U.S. Aggregate Index returned -0.68%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Corporate Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-3.10%
Barclays U.S. Aggregate Index	-0.68%
Barclays U.S. Corporate Index	-2.78%

Net Assets as of 8/31/2015 (In Thousands)	$1,785,740
Duration as of 8/31/2015	6.9 Years

INVESTMENT OBJECTIVE**

The JPMorgan Corporate Bond Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class shares underperformed both the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index (collectively, the “indexes”). Investor uncertainty over mergers and acquisitions activity put pressure on communications sector bonds. The Fund’s sector allocation to the communications sector detracted from performance relative to the indexes.

The Fund’s security selection in the financials sector made a positive contribution to performance relative to the indexes. Within the financials sector, the Fund’s allocation to preferred subordinated bank debt securities helped relative performance. The Fund’s security selection in the consumer noncyclical sector also made a positive contribution to performance relative to the indexes.

HOW WAS THE FUND POSITIONED?

The Fund relied on a research process with a particular emphasis on three key areas: macro credit strategy,

which determines the credit bias of the portfolio; sector strategy that helps determine the sector weightings of the portfolio; and individual security strategy. This approach was used to create an investable universe of securities to be included in the Fund’s portfolio.

PORTFOLIO COMPOSITION***
Corporate Bonds	89.1%
Preferred Securities	5.7
Short-Term Investments	5.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	3

JPMorgan Corporate Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
Without Sales Charge		(3.25)%	(0.96)%	1.55%
With Sales Charge**		(6.90)	(4.63)	0.01
CLASS C SHARES	March 1, 2013
Without CDSC		(3.51)	(1.39)	1.05
With CDSC***		(4.51)	(2.39)	1.05
CLASS R6 SHARES	March 1, 2013	(3.06)	(0.53)	1.95
SELECT CLASS SHARES	March 1, 2013	(3.10)	(0.61)	1.85

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Corporate Bond Fund, the Barclays U.S. Aggregate Index, the Barclays U.S. Corporate Index and the Lipper Corporate Debt Funds BBB-Rated Index from March 1, 2013 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the Barclays U.S. Corporate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, fixed-rate, taxable, corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. Securities in the Index roll up to the U.S. Credit and U.S. Aggregate Indices. The Barclays U.S. Corporate Index was launched on January 1, 1973. The performance of the Lipper Corporate Debt Funds BBB-Rated Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Lipper Corporate Debt Funds BBB-Rated Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.60%
JPMorgan Corporate Emerging Markets Bond Index Diversified	-0.54%

Net Assets as of 8/31/2015 (In Thousands)	$212,009
Duration as of 8/31/2015	5.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Corporate Debt Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (the “Benchmark”). The Fund’s security selection in Latin America was a leading detractor from performance relative to the Benchmark. The Fund’s underweight position and security selection in Russia and its overweight position and security selection in Mexico also detracted from relative performance.

The Fund’s underweight positions in Colombia and Ghana were leading contributors to performance relative to the Benchmark. The Fund’s security selection in Indonesia also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined top down macro-economic research with bottom up fundamental credit and country analysis. The Fund invested in emerging markets corporate debt, structured as corporate bonds and debt securities, loan assignments, commitments to purchase loan assignments, private placements, restricted securities, and variable and floating rate instruments. During the reporting period, the Fund invested mainly in U.S. dollar denominated debt investments and was heavily weighted to Latin America and Asia.

PORTFOLIO COMPOSITION***
Corporate Bonds	87.3%
Preferred Securities	3.6
Supranational	1.2
Others (each less than 1.0%)	0.9
Short-Term Investment	7.0

PORTFOLIO COMPOSITION BY COUNTRY***
Cayman Islands	15.0%
Mexico	8.2
United Kingdom	7.7
India	6.2
Netherlands	5.9
Chile	5.3
Turkey	5.1
Peru	3.6
United Arab Emirates	3.2
Luxembourg	2.9
Hong Kong	2.8
United States	1.9
South Korea	1.9
Singapore	1.8
Israel	1.8
Thailand	1.7
Argentina	1.6
Brazil	1.5
Bermuda	1.4
Morocco	1.3
Panama	1.3
China	1.2
Supranational	1.2
Colombia	1.2
Jersey	1.1
Indonesia	1.0
Others (each less than 1.0%)	5.2
Short-Term Investment	7.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	5

JPMorgan Emerging Markets Corporate Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	September 4, 2013
Without Sales Charge		(1.82)%	(3.48)%	3.88%
With Sales Charge**		(5.53)	(7.12)	1.90
CLASS C SHARES	September 4, 2013
Without CDSC		(2.09)	(3.98)	3.35
With CDSC***		(3.09)	(4.98)	3.35
CLASS R6 SHARES	September 4, 2013	(1.56)	(2.98)	4.38
SELECT CLASS SHARES	September 4, 2013	(1.60)	(3.15)	4.17

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/13 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Emerging Markets Corporate Debt Fund, the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (“CEMBI Broad Diversified”) and the JPMorgan Corporate Emerging Markets Bond Index Diversified (“CEMBI Diversified”) from September 4, 2013 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the CEMBI Broad Diversified and the CEMBI Diversified does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The CEMBI Broad Diversified and CEMBI Diversified are administered by JPMorgan Securities, Inc., an affiliate of the adviser. The CEMBI Broad Diversified and the CEMBI Diversified are each an expansion of the JPMorgan Corporate Emerging Markets Bond Index (“CEMBI”). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on September 4, 2013 until August 29, 2014, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.98%
J.P. Morgan Emerging Markets Bond Index Global Diversified[1]	-0.54%
J.P. Morgan Corporate Emerging Markets Bond Index Global	-0.51%

Net Assets as of 8/31/2015 (In Thousands)	$1,278,903
Duration as of 8/31/2015	6.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Debt Fund’s (the “Fund”) goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “Benchmark”). The Fund’s security selection in Latin America was a leading detractor from performance relative to the Benchmark. The Fund’s underweight position in Ukraine and its security selection in Mexico also detracted from relative performance.

The Fund’s short position in the South African Rand, its underweight position in Malaysia and its security selection in Argentina were leading contributors to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund was managed with a focus on weighted spread duration versus the Benchmark. Spread duration is the measure of the expected price sensitivity of a bond or group of bonds to changes in spreads. Spreads are measured by the difference in yield between bonds from a specific sector or country and U.S. Treasury securities. Generally, the prices of bonds from a specific sector or country will increase when spreads tighten and decrease when spreads widen. Weighted spread duration refers to the Fund’s overweight positions in countries and sectors that the Fund’s portfolio managers believe are more likely to benefit from tightening spreads and underweight positions in countries and sectors that they believe are more likely to be negatively impacted by widening spreads. The Fund’s portfolio managers combined top-down macroeconomic research with bottom-up fundamental research to implement these overweight and underweight positions.

In addition, the Fund’s portfolio managers used currency derivatives to take positions in currencies based on their top-down macroeconomic research, as well as to hedge several of the Fund’s foreign-denominated securities back to the U.S. dollar. The Fund also used U.S. Treasury futures to hedge the duration (price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates) of the Fund back to the Benchmark, which contributed slightly to both relative and absolute performance. As of August 31, 2015, the Fund’s top five overweight and underweight positions based on the weighted spread duration versus the Benchmark are summarized in the table below.

Country Weighted Spread Duration	Relative to Benchmark

Top 5 Overweights:
Mexico	0.11
Argentina	0.08
Costa Rica	0.12
Hungary	0.06
Indonesia	0.05
Top 5 Underweights:
China	(0.17)
Malaysia	(0.12)
Chile	(0.08)
Iraq	(0.03)
Poland	(0.03)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
(1)	Effective March 31, 2015, the primary benchmark for the JPMorgan Emerging Markets Debt Fund (the “Fund”) changed to the J.P. Morgan Emerging Markets Bond Index Global Diversified (the “New Benchmark”). The New Benchmark is widely recognized and distributes country weightings more evenly than the J.P. Morgan Emerging Markets Bond Index Global. The Fund’s duration will generally be similar to that of the New Benchmark. Although the types of investments and strategies used by the Fund has not changed, the Fund’s composition and allocations changed as the adviser re-allocated the Fund’s overweight and underweight positions using the New Benchmark as a reference point.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	7

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

PORTFOLIO COMPOSITION*
Foreign Government Securities	79.1%
Corporate Bonds	16.1
U.S. Treasury Obligation	0.1
Short-Term Investment	4.7

PORTFOLIO COMPOSITION BY COUNTRY*
Mexico	5.0%
Philippines	4.8
Turkey	4.5
Hungary	4.5
Argentina	4.4
Indonesia	4.3
Russia	3.9
Lebanon	3.8
Colombia	3.2
South Africa	2.9
Brazil	2.9
Kazakhstan	2.9
Dominican Republic	2.7
Peru	2.6
Panama	2.6
Croatia	2.6
Serbia	2.4
Ukraine	2.1
Uruguay	1.9
Poland	1.9
Venezuela	1.7
Sri Lanka	1.7
Costa Rica	1.6
Ecuador	1.6
Romania	1.4
El Salvador	1.4
Lithuania	1.4
Jamaica	1.3
Chile	1.2
Netherlands	1.1
Pakistan	1.1
Ivory Coast	1.1
Azerbaijan	1.0
Egypt	1.0
Others (each less than 1.0%)	10.8
Short-Term Investment	4.7

*	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 30, 2006
Without Sales Charge		(2.12)%	(5.22)%	4.27%	5.41%
With Sales Charge**		(5.80)	(8.82)	3.48	5.01
CLASS C SHARES	June 30, 2006
Without CDSC		(2.22)	(5.64)	3.75	4.95
With CDSC***		(3.22)	(6.64)	3.75	4.95
CLASS R5 SHARES	May 15, 2006	(1.75)	(4.76)	4.74	5.87
CLASS R6 SHARES	July 2, 2012	(1.73)	(4.74)	4.76	5.88
SELECT CLASS SHARES	April 17, 1997	(1.98)	(4.97)	4.52	5.65

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Effective March 31, 2015, the Fund’s index changed from the J.P. Morgan Emerging Markets Bond Index Global to J.P. Morgan Emerging Markets Bond Index Global Diversified (Diversified Index) as the Diversified Index is widely recognized and distributes country weights more evenly than the J.P. Morgan Emerging Markets Bond Index Global. The Fund’s past performance may have been different if the Fund was managed relative to the Diversified Index.

The returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index Global Diversified, the J.P. Morgan Emerging Markets Bond Index Global and the Lipper Emerging Market Hard Currency Debt Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the J.P. Morgan Emerging Markets Bond Index Global Diversified and the

J.P. Morgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Emerging Market Hard Currency Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The J.P. Morgan Emerging Markets Bond Index Global Diversified and the J.P. Morgan Emerging Markets Bond Index Global (the “Indices”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The performance of the Indices does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Indices are administered by JPMorgan Securities Inc., an affiliate of the adviser. The Lipper Emerging Market Hard Currency Debt Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	9

JPMorgan Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(2.50)%
Barclays U.S. TIPS Index	(2.08)%

Net Assets as of 8/31/2015 (In Thousands)	$22,040
Duration as of 8/31/2015	7.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Real Return Fund (the “Fund”) seeks to maximize inflation protected return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2015, the Fund invested the majority of its assets in U.S. Treasury Inflation Protected Securities (“TIPS”) and the Fund’s Select Class Shares underperformed the Barclays U.S. TIPS Index (the “Benchmark”).

During the six month period, market demand for TIPS was weak as low prices for oil and other commodities combined with anemic growth in developed market nations to hold down inflationary pressure.

The Fund’s short positions in two-year Treasury securities detracted from relative performance as investor expectations for a U.S. Federal Reserve interest rate increase moved later into 2015. Generally, low interest rates make Treasury bonds of shorter maturities more attractive relative to Treasury bonds of longer maturities.

The Fund’s long TIPS breakeven strategy, which used futures contracts in conjunction with TIPS in an effort to benefit from the difference between the yield on a nominal fixed-rate bond and the real yield on an inflation-linked bond, detracted slightly from performance relative to the Benchmark as TIPS prices remained weak.

The Fund’s security selection in the TIPS market and its tactical trading in TIPS, usually around the announcement of key economic data, made positive contributions to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

Most of the Fund’s assets were allocated to TIPS. However, a small portion of the Fund’s assets was allocated to U.K. and Italian inflation-linked bonds. The Fund’s portfolio managers actively monitored and managed the Fund’s duration and made tactical investments in areas of the real yield curve (the real yield curve shows the relationship between yields and maturity dates for TIPS) that they believed were the most attractive from a risk/reward perspective. Overall, the Fund’s positioning was focused on protecting against higher interest rates, while taking advantage of relatively low inflation premium pricing in TIPS and European inflation-linked bonds.

On August 20, 2015, the Fund supplemented its prospectus to reflect that the Board of Trustees approved the liquidation of the Fund on or about September 28, 2015 and that the Fund may depart from its stated investment objective and strategies as it increased its cash holdings in preparation for the liquidation.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	88.6%
Short-Term Investment	11.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	September 1, 2005
Without Sales Charge		(2.52)%	(4.15)%	2.03%	2.67%
With Sales Charge**		(6.21)	(7.78)	1.25	2.28
CLASS C SHARES	September 1, 2005
Without CDSC		(2.88)	(4.72)	1.38	2.08
With CDSC***		(3.88)	(5.72)	1.38	2.08
INSTITUTIONAL CLASS SHARES	September 1, 2005	(2.39)	(3.90)	2.29	3.01
SELECT CLASS SHARES	September 1, 2005	(2.50)	(4.00)	2.17	2.87

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Real Return Fund, the Barclays U.S. TIPS Index and the Lipper Inflation-Protected Bond Funds Index from September 1, 2005 to August 31, 2015. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper

Inflation-Protected Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. TIPS Index is an unmanaged market index comprised of U.S. Treasury Inflation-Protected Securities. The Lipper Inflation-Protected Bond Funds Index represents the total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	11

JPMorgan Strategic Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(0.93)%
Barclays U.S. Universal Index	(0.71)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2015 (In Thousands)	$19,445,151
Duration as of 8/31/2015	4.8 Years

INVESTMENT OBJECTIVE**

The JPMorgan Strategic Income Opportunities Fund (the “Fund”) seeks to provide high total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempts to provide a positive total return in diverse market environments over time and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return was compared to the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed both the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the six months ended August 31, 2015, the Fund underperformed both the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. During the six month reporting period, high yield bonds (also known as “junk bonds”), and its allocation to the alternative credit sector, which included both the Fund’s high yield and investment grade bonds and long positions established by selling credit default swaps, were leading detractors from absolute performance and performance relative to the Barclays U.S. Universal Index.

The Fund’s allocations to commercial mortgage-backed securities and both agency and non-agency mortgage-backed securities were leading contributors to absolute and relative performance during the six month reporting period.

HOW WAS THE FUND POSITIONED?

The Fund, which has the capability to be 100% invested in cash, held a cash position of approximately 40% of net assets at the end of the reporting period. A portion of the Fund’s cash position (representing approximately 4% of the total cash allocation) was held to support derivative positions that were used as substitutes for securities. As of the end of the reporting period, the Fund used credit default swaps to establish long positions in the high yield sector and short positions in the investment grade corporate credit and emerging markets debt sectors.

PORTFOLIO COMPOSITION***
Corporate Bonds	35.0%
Collateralized Mortgage Obligations	5.9
Loan Assignments	5.4
Private Placements	4.2
Asset-Backed Securities	4.0
Insurance-Linked Securities	2.1
Commercial Mortgage-Backed Securities	1.1
Others (each less than 1.0%)	1.6
Short-Term Investments	40.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	October 10, 2008
Without Sales Charge		(1.05)%	(0.93)%	2.55%	5.32%
With Sales Charge**		(4.78)	(4.64)	1.77	4.74
CLASS C SHARES	October 10, 2008
Without CDSC		(1.29)	(1.47)	2.03	4.81
With CDSC***		(2.29)	(2.47)	2.03	4.81
CLASS R5 SHARES	October 10, 2008	(0.84)	(0.48)	3.01	5.81
SELECT CLASS SHARES	October 10, 2008	(0.93)	(0.68)	2.80	5.61

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (10/10/08 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on October 10, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Strategic Income Opportunities Fund, the Barclays U.S. Universal Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from October 10, 2008 to August 31, 2015. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Universal Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	13

JPMorgan Total Return Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(1.35)%
Barclays U.S. Aggregate Index	(0.68)%

Net Assets as of 8/31/2015 (In Thousands)	$516,509
Duration as of 8/31/2015	4.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Total Return Fund (the “Fund”) seeks to provide high total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund (Select Class Shares) underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). During the period, investment grade debt generally underperformed U.S. Treasury securities but outperformed high yield bonds (also known as “junk bonds”). The Fund’s out-of-Benchmark position in high yield bonds was a leading detractor from both absolute performance and performance relative to the Benchmark.

The Fund’s allocation to both agency and non-agency mortgage-backed securities was a leading contributor to absolute and relative performance during the six month reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund had an overweight position in the high yield and non-agency mortgage sectors and an underweight position in the emerging markets debt and sovereign debt sectors.

The Fund’s portfolio managers used credit default swaps to initiate long exposures (overweights) in areas of the market that they believed were attractively valued and short positions (underweights) in areas that they believed were not attractive from a valuation perspective. These positions helped the Fund’s performance relative to the Benchmark. The Fund also used interest rate derivatives during the reporting period, mainly to manage the Fund’s exposure to potential changes in interest rates, which detracted from relative performance. When derivatives were used as a substitute for securities, the Fund kept cash invested in money market instruments to support those positions.

PORTFOLIO COMPOSITION***
Corporate Bonds	45.0%
Mortgage Pass-Through Securities	22.5
U.S. Government Agency Securities	2.9
U.S. Treasury Obligations	2.6
Collateralized Mortgage Obligations	2.1
Insurance-Linked Securities	1.7
Asset-Backed Securities	1.4
Others (each less than 1.0%)	1.6
Short-Term Investments	20.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	June 16, 2008
Without Sales Charge		(1.41)%	0.57%	3.94%	6.12%
With Sales Charge**		(5.15)	(3.16)	3.14	5.56
CLASS C SHARES	June 16, 2008
Without CDSC		(1.75)	(0.07)	3.27	5.44
With CDSC***		(2.75)	(1.07)	3.27	5.44
CLASS R2 SHARES	March 18, 2014	(1.69)	0.00 (a)	3.91	6.18
CLASS R5 SHARES	June 16, 2008	(1.32)	0.75	4.15	6.35
CLASS R6 SHARES	March 18, 2014	(1.38)	0.82	4.15	6.35
SELECT CLASS SHARES	June 16, 2008	(1.35)	0.67	4.04	6.23

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.
(a)	Rounds to less than 0.01%.

LIFE OF FUND PERFORMANCE (6/16/08 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 16, 2008.

The returns for Class R2 and Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual returns of Class R2 and Class R6 Shares would have been different than those shown because Class R2 and Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Total Return Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from June 16, 2008 to August 31, 2015. The performance of the Lipper Core Plus Bond Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	15

JPMorgan Unconstrained Debt Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.30%
Barclays U.S. Aggregate Index	-0.68%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2015 (In Thousands)	$2,948,163
Duration as of 8/31/2015	2.5 Years

INVESTMENT OBJECTIVE**

The JPMorgan Unconstrained Debt Fund (the “Fund”) seeks to provide long-term total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Index”). Relative to the Index, the Fund’s overall foreign currency exposure detracted from performance as the U.S. dollar strengthened during the six month reporting period. The Fund’s security selection in investment grade bonds, high yield bonds (also known as “junk bonds”) and government bonds detracted from absolute performance.

The Fund’s allocation to commercial mortgage-backed securities and non-agency debt securities and its allocation to emerging markets debt made a positive contribution to absolute performance.

HOW WAS THE FUND POSITIONED?

During the six month period, the Fund was invested in investment grade corporate debt, high yield corporate debt, asset-backed securities, mortgage-backed securities, securitized debt, U.S. Treasury securities, developed market sovereign bonds, municipal securities and emerging market debt.

Throughout the reporting period, the Fund’s managers sought to invest opportunistically across different markets and sectors. The managers applied a flexible investment approach that allowed the Fund to shift its allocations based on changing market conditions during the reporting period. The portfolio managers added exposure to commercial mortgage-backed securities. The securitized sector performed well amid volatility in the overall bond market during the six month reporting period. The managers reduced the Fund’s overall exposure to emerging market debt due to weak fundamentals in the sector, including a strong U.S. dollar and falling global commodities prices. The managers also reduced the Fund’s exposure to investment grade corporate debt securities during the six month reporting period. The Fund’s duration was adjusted throughout the reporting period, increasing from 1.90 years at the end of February 2015, to 2.52 years at the end of August 2015.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.9%
Asset-Backed Securities	11.1
Commercial Mortgage-Backed Securities	9.1
Foreign Government Securities	8.5
Collateralized Mortgage Obligations	5.5
Mortgage Pass-Through Securities	5.5
Preferred Securities	4.4
Convertible Bonds	3.0
Loan Assignments	1.0
Others (each less than 1.0%)	1.0
Short-Term Investment	24.0

PORTFOLIO COMPOSITION BY COUNTRY***
United States	50.4%
Italy	4.1
Spain	3.4
Cayman Islands	3.2
United Kingdom	3.0
Hungary	1.7
France	1.5
Switzerland	1.4
Luxembourg	1.3
Japan	1.2
Netherlands	1.2
Canada	1.1
Others (each less than 1.0%)	2.5
Short-Term Investment	24.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	December 1, 2010
Without Sales Charge		(1.42)%	(0.41)%	2.18%	2.72%
With Sales Charge**		(5.16)	(4.13)	0.90	1.89
CLASS C SHARES	December 1, 2010
Without CDSC		(1.69)	(0.94)	1.67	2.20
With CDSC***		(2.69)	(1.94)	1.67	2.20
CLASS R2 SHARES	December 1, 2010	(1.59)	(0.66)	1.94	2.46
CLASS R5 SHARES	December 1, 2010	(1.22)	0.03	2.64	3.18
CLASS R6 SHARES	November 1, 2011	(1.18)	(0.01)	2.69	3.20
SELECT CLASS SHARES	December 1, 2010	(1.30)	(0.12)	2.46	2.98

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/1/10 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 1, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been higher than those shown because Class R6 Shares have lower expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Unconstrained Debt Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Credit Focus Funds Index from December 1, 2010 to August 31, 2015. Return information prior to September 30, 2011 for the Lipper Alternative Credit Focus Funds Index is not provided by Lipper, Inc. The performance of the Lipper Alternative Credit Focus Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Alternative Credit Focus Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Credit Focus Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	17

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 87.4%
	Consumer Discretionary — 7.8%
	Auto Components — 0.1%
1,000	Dana Holding Corp., 6.000%, 09/15/23	1,007
650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	688

		1,695

	Automobiles — 0.3%
2,695	Daimler Finance North America LLC, 2.250%, 09/03/19 (e)	2,685
1,250	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,341
490	Ford Motor Co., 4.750%, 01/15/43	466
	General Motors Co.,
1,065	5.200%, 04/01/45	1,003
450	6.250%, 10/02/43	482

		5,977

	Distributors — 0.1%
1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	1,571

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27	577

	Hotels, Restaurants & Leisure — 0.2%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	515
1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	835
500	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	481
1,250	MGM Resorts International, 6.750%, 10/01/20	1,331
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	463

		3,625

	Internet & Catalog Retail — 0.0% (g)
570	Amazon.com, Inc., 4.950%, 12/05/44	571

	Media — 5.6%
	21st Century Fox America, Inc.,
6,197	3.000%, 09/15/22	5,990
3,780	4.750%, 09/15/44	3,626
745	5.400%, 10/01/43	751
	CCO Safari II LLC,
1,950	3.579%, 07/23/20 (e)	1,948
3,265	4.464%, 07/23/22 (e)	3,249
6,010	4.908%, 07/23/25 (e)	5,953
1,480	6.384%, 10/23/35 (e)	1,508
2,615	6.484%, 10/23/45 (e)	2,660

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	Clear Channel Worldwide Holdings, Inc.,
1,600	Series B, 6.500%, 11/15/22	1,653
500	Series B, 7.625%, 03/15/20	517
	Comcast Corp.,
1,310	4.500%, 01/15/43	1,298
4,120	4.600%, 08/15/45	4,202
6,260	4.750%, 03/01/44	6,522
485	CSC Holdings LLC, 8.625%, 02/15/19	546
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2,959	3.800%, 03/15/22	2,936
3,360	4.450%, 04/01/24	3,396
1,565	5.150%, 03/15/42	1,477
335	Discovery Communications LLC, 4.875%, 04/01/43	289
	DISH DBS Corp.,
1,000	5.875%, 11/15/24	911
1,500	6.750%, 06/01/21	1,506
	NBCUniversal Media LLC,
5,610	4.375%, 04/01/21	6,073
1,705	4.450%, 01/15/43	1,685
500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	525
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,010
	Sirius XM Radio, Inc.,
1,000	5.750%, 08/01/21 (e)	1,035
1,000	5.875%, 10/01/20 (e)	1,042
250	6.000%, 07/15/24 (e)	258
3,510	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	3,377
	Time Warner Cable, Inc.,
2,105	4.125%, 02/15/21	2,146
1,140	5.000%, 02/01/20	1,224
3,675	5.500%, 09/01/41	3,320
	Time Warner, Inc.,
4,975	3.600%, 07/15/25	4,815
11,142	4.750%, 03/29/21	12,002
1,200	4.850%, 07/15/45	1,161
1,185	4.900%, 06/15/42	1,154
715	5.350%, 12/15/43	736
	Viacom, Inc.,
2,835	3.875%, 04/01/24	2,630
5,531	4.375%, 03/15/43	4,081

		99,212

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Multiline Retail — 0.6%
4,465	Kohl’s Corp., 5.550%, 07/17/45	4,221
1,205	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,020
4,510	Target Corp., 3.500%, 07/01/24	4,638

		9,879

	Specialty Retail — 0.9%
1,385	Advance Auto Parts, Inc., 4.500%, 12/01/23	1,434
3,830	AutoZone, Inc., 3.250%, 04/15/25	3,702
	Home Depot, Inc. (The),
2,070	3.750%, 02/15/24	2,156
3,935	4.250%, 04/01/46	3,883
1,635	4.400%, 03/15/45	1,659
1,000	L Brands, Inc., 6.625%, 04/01/21	1,125
250	Party City Holdings, Inc., 8.875%, 08/01/20	266
450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	467
1,275	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,350

		16,042

	Total Consumer Discretionary	139,149

	Consumer Staples — 7.1%
	Beverages — 1.3%
	Anheuser-Busch InBev Finance, Inc.,
5,985	2.625%, 01/17/23	5,725
2,668	3.700%, 02/01/24	2,736
3,883	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	3,738
3,425	Constellation Brands, Inc., 4.250%, 05/01/23	3,446
	PepsiCo, Inc.,
765	3.500%, 07/17/25	774
3,220	4.600%, 07/17/45	3,342
3,172	Series FXD, 2.250%, 01/07/19	3,214

		22,975

	Food & Staples Retailing — 2.1%
	CVS Health Corp.,
3,370	2.750%, 12/01/22	3,280
5,000	3.375%, 08/12/24	4,901
2,600	3.875%, 07/20/25	2,662
3,385	4.875%, 07/20/35	3,492
2,670	5.125%, 07/20/45	2,854
608	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	645
1,380	Kroger Co. (The), 3.850%, 08/01/23	1,401

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food & Staples Retailing — continued
9,381	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	9,175
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43	1,378
8,155	4.300%, 04/22/44	8,255

		38,043

	Food Products — 0.8%
888	ConAgra Foods, Inc., 4.650%, 01/25/43	772
3,935	JM Smucker Co. (The), 3.500%, 03/15/25 (e)	3,808
1,470	Kraft Foods Group, Inc., 5.000%, 06/04/42	1,498
	Kraft Heinz Foods Co.,
299	4.875%, 02/15/25 (e)	323
4,744	5.200%, 07/15/45 (e)	4,986
1,750	Post Holdings, Inc., 7.375%, 02/15/22	1,794

		13,181

	Household Products — 0.0% (g)
444	Central Garden & Pet Co., 8.250%, 03/01/18	453

	Tobacco — 2.9%
	Altria Group, Inc.,
4,740	2.625%, 01/14/20	4,735
3,830	2.850%, 08/09/22	3,685
2,850	4.000%, 01/31/24	2,898
1,420	4.250%, 08/09/42	1,263
2,069	4.500%, 05/02/43	1,915
	B.A.T. International Finance plc, (United Kingdom),
3,220	2.750%, 06/15/20 (e)	3,266
856	3.250%, 06/07/22 (e)	857
2,640	3.500%, 06/15/22 (e)	2,686
4,900	3.950%, 06/15/25 (e)	5,003
	Imperial Tobacco Finance plc, (United Kingdom),
4,365	3.750%, 07/21/22 (e)	4,325
3,415	4.250%, 07/21/25 (e)	3,375
	Philip Morris International, Inc.,
2,795	3.375%, 08/11/25	2,785
2,005	4.125%, 03/04/43	1,885
	Reynolds American, Inc.,
1,670	2.300%, 06/12/18	1,680
1,700	4.000%, 06/12/22	1,747
1,985	4.450%, 06/12/25	2,040
1,225	5.700%, 08/15/35	1,297

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	19

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Tobacco — continued
5,595	5.850%, 08/15/45	6,025

		51,467

	Total Consumer Staples	126,119

	Energy — 7.8%
	Energy Equipment & Services — 0.0% (g)
1,075	Ensco plc, (United Kingdom), 4.700%, 03/15/21	985

	Oil, Gas & Consumable Fuels — 7.8%
	Anadarko Petroleum Corp.,
2,030	4.500%, 07/15/44	1,845
2,965	6.375%, 09/15/17	3,208
750	Apache Corp., 4.750%, 04/15/43	684
	BP Capital Markets plc, (United Kingdom),
2,275	2.750%, 05/10/23	2,161
5,085	3.062%, 03/17/22	5,049
725	3.245%, 05/06/22	720
2,195	3.814%, 02/10/24	2,208
463	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	371
4,400	Columbia Pipeline Group, Inc., 4.500%, 06/01/25 (e)	4,199
1,975	Devon Energy Corp., 3.250%, 05/15/22	1,906
3,340	Enable Midstream Partners LP, 3.900%, 05/15/24 (e)	2,936
4,295	Encana Corp., (Canada), 5.150%, 11/15/41	3,460
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23	1,661
3,120	4.050%, 03/15/25	2,833
3,515	4.750%, 01/15/26	3,335
2,880	5.150%, 03/15/45	2,427
	Enterprise Products Operating LLC,
3,000	2.550%, 10/15/19	2,988
1,555	3.750%, 02/15/25	1,487
3,524	3.900%, 02/15/24	3,439
910	4.050%, 02/15/22	926
5,203	4.850%, 03/15/44	4,691
1,500	4.900%, 05/15/46	1,353
1,297	Series A, VAR, 8.375%, 08/01/66	1,271
500	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	484
	Kinder Morgan Energy Partners LP,
6,085	3.500%, 09/01/23	5,399
365	5.000%, 08/15/42	289
2,110	5.000%, 03/01/43	1,668
3,000	5.500%, 03/01/44	2,565

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
6,980	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	7,464
1,563	Kinder Morgan, Inc., 5.550%, 06/01/45	1,341
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	196
2,710	MPLX LP, 4.000%, 02/15/25	2,503
4,535	Noble Energy, Inc., 5.250%, 11/15/43	4,051
	ONEOK Partners LP,
3,000	3.250%, 02/01/16	3,015
6,655	4.900%, 03/15/25	6,257
4,245	Phillips 66, 4.875%, 11/15/44	4,057
3,745	Phillips 66 Partners LP, 3.605%, 02/15/25	3,342
	Plains All American Pipeline LP/PAA Finance Corp.,
2,370	3.650%, 06/01/22	2,297
1,630	5.000%, 02/01/21	1,722
3,310	5.750%, 01/15/20	3,607
550	6.125%, 01/15/17	584
2,165	Spectra Energy Partners LP, 2.950%, 09/25/18	2,188
3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	3,804
	Sunoco Logistics Partners Operations LP,
1,335	5.300%, 04/01/44	1,131
3,530	5.350%, 05/15/45	3,014
1,323	Talisman Energy, Inc., (Canada), 5.850%, 02/01/37	1,157
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	1,606
1,733	Total Capital International S.A., (France), 2.875%, 02/17/22	1,715
2,250	TransCanada PipeLines Ltd., (Canada), 3.750%, 10/16/23	2,219
2,525	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	2,416
	Western Gas Partners LP,
1,998	3.950%, 06/01/25	1,853
1,550	4.000%, 07/01/22	1,505
500	Whiting Petroleum Corp., 5.750%, 03/15/21	448
	Williams Partners LP,
1,880	3.600%, 03/15/22	1,780
2,658	4.000%, 09/15/25	2,374
644	4.900%, 01/15/45	508
1,425	5.100%, 09/15/45	1,166
3,080	5.400%, 03/04/44	2,611

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,785	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	1,681

		139,175

	Total Energy	140,160

	Financials — 31.4%
	Banks — 12.1%
3,425	ABN AMRO Bank N.V., (Netherlands), 4.750%, 07/28/25 (e)	3,430
	Bank of America Corp.,
4,520	3.300%, 01/11/23	4,455
2,480	3.875%, 08/01/25	2,505
2,250	4.250%, 10/22/26	2,215
1,760	5.000%, 01/21/44	1,859
2,775	Series L, 2.250%, 04/21/20	2,725
11,521	Series L, 2.600%, 01/15/19	11,599
5,010	Series L, 3.950%, 04/21/25	4,850
	Bank of America N.A.,
4,645	1.650%, 03/26/18	4,623
7,265	1.750%, 06/05/18	7,227
1,615	Bank of Montreal, (Canada), 2.375%, 01/25/19	1,632
3,675	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 09/08/19 (e)	3,655
	Barclays Bank plc, (United Kingdom),
3,005	2.500%, 02/20/19	3,033
3,606	6.050%, 12/04/17 (e)	3,901
4,725	VAR, 7.750%, 04/10/23	5,103
7,860	Barclays plc, (United Kingdom), 2.000%, 03/16/18	7,814
2,780	Branch Banking & Trust Co., 2.850%, 04/01/21	2,805
	Capital One Bank USA N.A.,
1,280	2.250%, 02/13/19	1,270
11,895	3.375%, 02/15/23	11,313
	Citigroup, Inc.,
360	1.750%, 05/01/18	357
12,895	1.800%, 02/05/18	12,835
1,815	2.500%, 09/26/18	1,831
830	2.500%, 07/29/19	829
4,265	3.750%, 06/16/24	4,303
3,005	4.300%, 11/20/26	2,982
4,935	4.400%, 06/10/25	4,963
5,390	4.450%, 01/10/17	5,597

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,090	4.375%, 08/04/25	2,086
2,950	5.250%, 08/04/45	3,027
	Credit Agricole S.A., (France),
5,910	2.750%, 06/10/20 (e)	5,961
2,125	VAR, 8.125%, 09/19/33 (e)	2,354
	Discover Bank,
4,115	2.000%, 02/21/18	4,075
2,515	3.200%, 08/09/21	2,474
5,520	4.200%, 08/08/23	5,588
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	541
6,280	4.125%, 08/12/20 (e)	6,732
	Intesa Sanpaolo S.p.A., (Italy),
6,935	3.875%, 01/15/19	7,151
EUR 700	5.000%, 09/23/19	873
1,180	5.250%, 01/12/24	1,262
	Lloyds Bank plc, (United Kingdom),
7,785	1.750%, 03/16/18	7,744
9,370	2.700%, 08/17/20	9,427
555	MUFG Americas Holdings Corp., 3.000%, 02/10/25	528
	MUFG Union Bank N.A.,
3,050	2.250%, 05/06/19	3,054
6,366	2.625%, 09/26/18	6,453
365	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21	424
1,068	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e)	1,108
	Skandinaviska Enskilda Banken AB, (Sweden),
5,000	1.750%, 03/19/18 (e)	4,989
1,480	2.375%, 11/20/18 (e)	1,496
	Wells Fargo & Co.,
8,065	3.000%, 02/19/25	7,766
4,290	4.300%, 07/22/27	4,361
4,580	4.650%, 11/04/44	4,489
1,290	5.375%, 11/02/43	1,388

		215,062

	Capital Markets — 6.7%
9,425	Bank of New York Mellon Corp. (The), Series G, 2.150%, 02/24/20	9,304
	Credit Suisse, (Switzerland),
10,715	1.700%, 04/27/18	10,643
4,580	1.750%, 01/29/18	4,567

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	21

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Capital Markets — continued
	Credit Suisse AG, (Switzerland),
2,093	6.500%, 08/08/23 (e)	2,301
EUR 3,100	VAR, 5.750%, 09/18/25	3,911
6,565	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	6,533
	Goldman Sachs Group, Inc. (The),
6,340	2.375%, 01/22/18	6,401
3,100	2.550%, 10/23/19	3,107
1,465	2.625%, 01/31/19	1,480
14,136	3.500%, 01/23/25	13,814
725	3.625%, 01/22/23	729
1,380	4.000%, 03/03/24	1,412
2,205	4.800%, 07/08/44	2,235
3,285	5.150%, 05/22/45	3,247
	Morgan Stanley,
2,000	2.375%, 07/23/19	1,999
1,870	2.650%, 01/27/20	1,870
4,810	2.800%, 06/16/20	4,827
925	3.700%, 10/23/24	924
2,288	3.750%, 02/25/23	2,319
3,385	3.950%, 04/23/27	3,224
3,510	4.000%, 07/23/25	3,582
3,780	4.300%, 01/27/45	3,567
6,605	4.750%, 03/22/17	6,930
5,895	Series F, 3.875%, 04/29/24	5,989
	State Street Corp.,
802	2.550%, 08/18/20	808
3,415	3.550%, 08/18/25	3,433
	UBS AG, (Switzerland),
6,000	1.800%, 03/26/18	5,980
1,063	Reg. S, VAR, 4.750%, 05/22/23	1,082
EUR 3,479	VAR, 4.750%, 02/12/26	4,178

		120,396

	Consumer Finance — 4.4%
2,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 2.750%, 05/15/17	1,980
	American Express Co.,
1,780	1.550%, 05/22/18	1,765
1,685	3.625%, 12/05/24	1,648
	Ford Motor Credit Co. LLC,
2,515	3.219%, 01/09/22	2,445
7,170	3.664%, 09/08/24	6,934
4,625	4.134%, 08/04/25	4,600
750	4.250%, 09/20/22	774
2,970	4.375%, 08/06/23	3,045

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
	General Motors Financial Co., Inc.,
8,115	2.400%, 04/10/18	8,019
8,408	2.625%, 07/10/17	8,480
235	3.250%, 05/15/18	236
2,710	4.000%, 01/15/25	2,571
	HSBC USA, Inc.,
4,030	2.350%, 03/05/20	3,971
9,225	2.375%, 11/13/19	9,178
10,465	2.750%, 08/07/20	10,450
3,090	John Deere Capital Corp., 2.375%, 07/14/20	3,094
	Synchrony Financial,
4,380	2.700%, 02/03/20	4,302
3,280	3.750%, 08/15/21	3,255
1,195	4.250%, 08/15/24	1,176

		77,923

	Diversified Financial Services — 1.5%
700	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	733
2,000	Berkshire Hathaway, Inc., 4.500%, 02/11/43	1,960
1,405	EDP Finance B.V., (Netherlands), 4.125%, 01/15/20 (e)	1,410
3,820	General Electric Capital Corp., 4.375%, 09/16/20	4,146
2,245	National Rural Utilities Cooperative Finance Corp., 2.850%, 01/27/25	2,166
3,650	Nationwide Building Society, (United Kingdom), 3.900%, 07/21/25 (e)	3,697
4,830	Shell International Finance B.V., (Netherlands), 4.550%, 08/12/43	4,881
5,095	Siemens Financieringsmaatschappij N.V., (Netherlands), 2.900%, 05/27/22 (e)	5,033
2,260	Voya Financial, Inc., 2.900%, 02/15/18	2,303

		26,329

	Insurance — 3.0%
	American International Group, Inc.,
1,005	3.875%, 01/15/35	913
2,755	4.500%, 07/16/44	2,640
2,645	4.800%, 07/10/45	2,634
4,780	4.875%, 06/01/22	5,215
EUR 2,000	Aviva plc, (United Kingdom), VAR, 6.125%, 07/05/43	2,642
1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	1,286
	MetLife, Inc.,
410	4.050%, 03/01/45	379
3,325	4.125%, 08/13/42	3,082

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Insurance — continued
380	4.721%, 12/15/44	392
1,100	6.400%, 12/15/36	1,209
	Metropolitan Life Global Funding I,
5,000	2.300%, 04/10/19 (e)	5,034
4,625	3.000%, 01/10/23 (e)	4,515
	New York Life Global Funding,
2,095	2.100%, 01/02/19 (e)	2,110
2,570	2.150%, 06/18/19 (e)	2,567
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,533
695	2.200%, 05/16/19 (e)	697
	Prudential Financial, Inc.,
1,030	3.500%, 05/15/24	1,014
4,285	5.100%, 08/15/43	4,452
3,060	5.375%, 06/21/20	3,427
1,160	VAR, 5.200%, 03/15/44	1,135
5,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	5,909
1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,102

		53,887

	Real Estate Investment Trusts (REITs) — 3.3%
	American Tower Corp.,
1,875	3.400%, 02/15/19	1,905
2,510	3.450%, 09/15/21	2,486
3,815	4.000%, 06/01/25	3,705
1,680	4.500%, 01/15/18	1,763
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20	1,180
1,210	Boston Properties LP, 3.850%, 02/01/23	1,230
3,775	Brixmor Operating Partnership LP, 3.875%, 08/15/22	3,771
1,000	Corrections Corp. of America, 4.625%, 05/01/23	980
4,740	DDR Corp., 3.500%, 01/15/21	4,763
5,740	Duke Realty LP, 3.875%, 02/15/21	5,905
1,000	GEO Group, Inc. (The), 5.875%, 01/15/22	1,040
	HCP, Inc.,
775	3.150%, 08/01/22	746
2,285	4.000%, 06/01/25	2,218
1,415	4.200%, 03/01/24	1,404
	Health Care REIT, Inc.,
1,320	3.750%, 03/15/23	1,304
3,675	4.000%, 06/01/25	3,635

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — continued
	Kimco Realty Corp.,
6,240	3.125%, 06/01/23	6,014
1,545	3.200%, 05/01/21	1,545
910	Liberty Property LP, 4.400%, 02/15/24	937
920	Prologis LP, 4.250%, 08/15/23	945
2,070	Realty Income Corp., 4.125%, 10/15/26	2,067
3,265	Simon Property Group LP, 3.500%, 09/01/25	3,214
1,150	UDR, Inc., 3.700%, 10/01/20	1,189
340	Ventas Realty LP, 4.375%, 02/01/45	307
2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,387
	Weingarten Realty Investors,
1,635	3.850%, 06/01/25	1,617
970	4.450%, 01/15/24	1,014

		59,271

	Real Estate Management & Development — 0.0% (g)
500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	509

	Thrifts & Mortgage Finance — 0.4%
	BPCE S.A., (France),
1,085	4.000%, 04/15/24	1,117
5,660	4.500%, 03/15/25 (e)	5,492

		6,609

	Total Financials	559,986

	Health Care — 9.0%
	Biotechnology — 1.9%
	Amgen, Inc.,
4,915	3.125%, 05/01/25	4,658
6,230	3.625%, 05/22/24	6,148
	Baxalta, Inc.,
1,320	3.600%, 06/23/22 (e)	1,319
5,175	4.000%, 06/23/25 (e)	5,145
1,415	5.250%, 06/23/45 (e)	1,423
	Celgene Corp.,
1,445	2.875%, 08/15/20	1,448
1,425	3.550%, 08/15/22	1,426
3,755	3.875%, 08/15/25	3,732
1,765	5.000%, 08/15/45	1,781
	Gilead Sciences, Inc.,
2,710	3.700%, 04/01/24	2,745
3,305	4.500%, 02/01/45	3,277
475	4.800%, 04/01/44	489

		33,591

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	23

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Equipment & Supplies — 0.8%
3,485	Becton, Dickinson & Co., 3.734%, 12/15/24	3,475
	Medtronic, Inc.,
7,515	3.150%, 03/15/22 (e)	7,529
3,705	4.625%, 03/15/45 (e)	3,789

		14,793

	Health Care Providers & Services — 2.5%
2,970	Aetna, Inc., 3.500%, 11/15/24	2,907
	Anthem, Inc.,
620	2.300%, 07/15/18	620
5,930	3.500%, 08/15/24	5,738
1,130	3.700%, 08/15/21	1,151
650	4.625%, 05/15/42	616
1,330	5.100%, 01/15/44	1,352
2,360	Cardinal Health, Inc., 4.900%, 09/15/45	2,354
1,905	Cigna Corp., 4.000%, 02/15/22	1,929
	Express Scripts Holding Co.,
1,120	2.250%, 06/15/19	1,107
3,000	3.500%, 06/15/24	2,895
1,380	3.900%, 02/15/22	1,396
2,080	4.750%, 11/15/21	2,225
800	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	864
1,000	HCA, Inc., 6.500%, 02/15/20	1,105
350	Kindred Healthcare, Inc., 8.750%, 01/15/23 (e)	392
	McKesson Corp.,
854	2.700%, 12/15/22	816
1,455	2.850%, 03/15/23	1,388
4,500	3.796%, 03/15/24	4,554
655	4.883%, 03/15/44	656
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20	286
720	6.000%, 10/01/20	770
250	6.750%, 02/01/20	264
1,500	8.125%, 04/01/22	1,661
	UnitedHealth Group, Inc.,
1,475	2.700%, 07/15/20	1,495
1,900	3.750%, 07/15/25	1,947
1,545	3.950%, 10/15/42	1,406
1,805	4.625%, 07/15/35	1,888
1,455	4.750%, 07/15/45	1,528

		45,310

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc.,
4,010	3.300%, 02/15/22	3,912
2,730	4.150%, 02/01/24	2,790

		6,702

	Pharmaceuticals — 3.4%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17	2,318
1,755	2.900%, 11/06/22	1,695
2,745	3.200%, 11/06/22	2,713
8,150	3.600%, 05/14/25	8,023
	Actavis Funding SCS, (Luxembourg),
2,220	2.350%, 03/12/18	2,218
4,657	3.000%, 03/12/20	4,638
5,645	3.450%, 03/15/22	5,515
3,180	3.850%, 06/15/24	3,100
1,650	4.750%, 03/15/45	1,505
775	4.850%, 06/15/44	709
4,469	Actavis, Inc., 1.875%, 10/01/17	4,452
	Forest Laboratories LLC,
935	4.375%, 02/01/19 (e)	977
4,298	4.875%, 02/15/21 (e)	4,593
6,213	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	6,129
	Merck & Co., Inc.,
1,560	2.350%, 02/10/22	1,522
3,050	3.700%, 02/10/45	2,774
1,440	Mylan, Inc., 2.600%, 06/24/18	1,434
	Perrigo Finance plc, (Ireland),
600	3.500%, 12/15/21	586
1,455	3.900%, 12/15/24	1,411
616	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	579
1,165	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	1,124
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e)	1,297
1,100	7.250%, 07/15/22 (e)	1,157
500	7.500%, 07/15/21 (e)	537

		61,006

	Total Health Care	161,402

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Industrials — 4.3%
	Aerospace & Defense — 0.7%
750	Bombardier, Inc., (Canada), 7.500%, 03/15/25 (e)	568
2,780	Lockheed Martin Corp., 3.800%, 03/01/45	2,447
2,378	Northrop Grumman Corp., 3.850%, 04/15/45	2,091
1,370	Textron, Inc., 3.875%, 03/01/25	1,359
	United Technologies Corp.,
2,435	4.150%, 05/15/45	2,346
2,885	4.500%, 06/01/42	2,926

		11,737

	Air Freight & Logistics — 0.1%
2,250	FedEx Corp., 4.100%, 02/01/45	2,006

	Airlines — 0.4%
3,655	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	3,545
1,450	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	1,464
542	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	578
709	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	814
1,003	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18	1,077
600	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	589

		8,067

	Commercial Services & Supplies — 0.1%
750	ACCO Brands Corp., 6.750%, 04/30/20	788
1,000	ADT Corp. (The), 3.500%, 07/15/22	895

		1,683

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	447

	Industrial Conglomerates — 0.7%
	General Electric Co.,
1,530	4.125%, 10/09/42	1,463
10,490	4.500%, 03/11/44	10,640

		12,103

	Machinery — 0.1%
1,000	Terex Corp., 6.000%, 05/15/21	1,010

	Road & Rail — 1.3%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23	744

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Road & Rail — continued
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21	1,381
2,190	4.150%, 04/01/45	1,989
2,080	4.450%, 03/15/43	1,977
2,405	4.700%, 09/01/45	2,400
4,610	4.900%, 04/01/44	4,697
2,250	CSX Corp., 3.950%, 05/01/50	1,950
	Hertz Corp. (The),
750	5.875%, 10/15/20	758
1,000	6.250%, 10/15/22	1,017
500	7.375%, 01/15/21	521
5,670	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	5,644

		23,078

	Trading Companies & Distributors — 0.9%
5,710	Air Lease Corp., 2.625%, 09/04/18	5,696
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18	6,582
1,000	5.875%, 04/01/19	1,064
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	531
750	7.625%, 04/15/22	808
1,365	WW Grainger, Inc., 4.600%, 06/15/45	1,399

		16,080

	Total Industrials	76,211

	Information Technology — 3.9%
	Communications Equipment — 0.9%
500	Avaya, Inc., 7.000%, 04/01/19 (e)	449
	Cisco Systems, Inc.,
4,350	3.500%, 06/15/25	4,424
1,020	3.625%, 03/04/24	1,052
	Harris Corp.,
890	2.700%, 04/27/20	874
1,100	3.832%, 04/27/25	1,064
2,070	5.054%, 04/27/45	1,963
6,674	QUALCOMM, Inc., 4.800%, 05/20/45	5,774

		15,600

	Electronic Equipment, Instruments & Components — 0.1%
1,250	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	1,337

	IT Services — 0.7%
	First Data Corp.,
649	6.750%, 11/01/20 (e)	683
2,250	(Cash), 8.750%, 01/15/22 (e)	2,368

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	25

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	IT Services — continued
	International Business Machines Corp.,
9,135	3.375%, 08/01/23	9,140
355	3.625%, 02/12/24	360
500	SunGard Data Systems, Inc., 7.625%, 11/15/20	524

		13,075

	Semiconductors & Semiconductor Equipment — 0.3%
235	Amkor Technology, Inc., 6.625%, 06/01/21	232
3,466	Intel Corp., 4.900%, 07/29/45	3,569
	Micron Technology, Inc.,
1,000	5.250%, 08/01/23 (e)	933
500	5.875%, 02/15/22	492
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	776

		6,002

	Software — 1.0%
1,500	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,465
	Microsoft Corp.,
1,790	2.375%, 02/12/22	1,764
1,315	3.500%, 11/15/42	1,140
6,535	3.750%, 02/12/45	5,968
	Oracle Corp.,
1,645	2.500%, 05/15/22	1,601
6,930	4.500%, 07/08/44	6,956

		18,894

	Technology Hardware, Storage & Peripherals — 0.9%
	Apple, Inc.,
4,510	2.150%, 02/09/22	4,346
3,330	2.700%, 05/13/22	3,290
4,600	3.450%, 02/09/45	3,893
4,290	3.850%, 05/04/43	3,913

		15,442

	Total Information Technology	70,350

	Materials — 2.7%
	Chemicals — 0.5%
750	Ashland, Inc., 4.750%, 08/15/22	744
	CF Industries, Inc.,
520	4.950%, 06/01/43	475
600	5.375%, 03/15/44	584
2,690	Dow Chemical Co. (The), 4.625%, 10/01/44	2,505
750	Hexion, Inc., 6.625%, 04/15/20	699
500	Huntsman International LLC, 4.875%, 11/15/20	490

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
3,775	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	3,615

		9,112

	Containers & Packaging — 0.2%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	997
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	5.750%, 10/15/20	1,031
1,000	9.000%, 04/15/19	1,023

		3,051

	Metals & Mining — 2.0%
1,501	Allegheny Technologies, Inc., 6.625%, 08/15/23	1,324
1,810	ArcelorMittal, (Luxembourg), 5.250%, 02/25/17	1,842
920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42	737
	BHP Billiton Finance USA Ltd., (Australia),
3,650	3.850%, 09/30/23	3,700
1,735	5.000%, 09/30/43	1,783
	Freeport-McMoRan, Inc.,
2,035	3.875%, 03/15/23	1,557
3,505	4.550%, 11/14/24	2,705
3,959	5.450%, 03/15/43	2,811
	Glencore Finance Canada Ltd., (Canada),
1,065	4.250%, 10/25/22 (e)	976
915	5.550%, 10/25/42 (e)	741
	Glencore Funding LLC,
2,300	4.000%, 04/16/25 (e)	1,932
3,575	4.625%, 04/29/24 (e)	3,242
1,333	Nucor Corp., 5.200%, 08/01/43	1,365
5,475	Rio Tinto Finance USA Ltd., (Australia), 3.750%, 06/15/25	5,300
2,305	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	1,729
4,755	Vale S.A., (Brazil), 5.625%, 09/11/42	3,643

		35,387

	Total Materials	47,550

	Telecommunication Services — 5.0%
	Diversified Telecommunication Services — 4.6%
	AT&T, Inc.,
6,755	3.000%, 06/30/22	6,487
8,180	3.400%, 05/15/25	7,795

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
5,055	4.300%, 12/15/42	4,307
930	4.450%, 05/15/21	980
6,185	4.800%, 06/15/44	5,685
635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	633
	CCO Holdings LLC/CCO Holdings Capital Corp.,
750	5.250%, 03/15/21	758
750	6.625%, 01/31/22	789
750	7.375%, 06/01/20	782
	CenturyLink, Inc.,
750	6.750%, 12/01/23	730
250	Series T, 5.800%, 03/15/22	237
400	GCI, Inc., 6.750%, 06/01/21	411
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	5.500%, 08/01/23	880
1,750	7.250%, 10/15/20	1,682
	Level 3 Financing, Inc.,
1,000	5.625%, 02/01/23	1,009
500	8.625%, 07/15/20	529
2,617	Orange S.A., (France), 5.500%, 02/06/44	2,800
540	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	537
850	Sprint Capital Corp., 8.750%, 03/15/32	804
675	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	725
	Verizon Communications, Inc.,
480	2.450%, 11/01/22	449
2,000	2.625%, 02/21/20	2,002
12,815	3.500%, 11/01/24	12,523
2,064	3.850%, 11/01/42	1,682
4,016	4.272%, 01/15/36	3,607
4,985	4.500%, 09/15/20	5,355
1,394	4.522%, 09/15/48	1,244
15,216	4.862%, 08/21/46	14,339
675	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	692
2,000	Windstream Services LLC, 7.750%, 10/01/21	1,630
1,000	Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23 (e)	999

		83,082

	Wireless Telecommunication Services — 0.4%
3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	3,701
400	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	445

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — continued
	Sprint Corp.,
1,000	7.625%, 02/15/25	933
1,250	7.875%, 09/15/23	1,202
500	T-Mobile USA, Inc., 6.731%, 04/28/22	525

		6,806

	Total Telecommunication Services	89,888

	Utilities — 8.4%
	Electric Utilities — 5.6%
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,613
600	4.150%, 08/15/44	566
	Baltimore Gas & Electric Co.,
2,935	2.800%, 08/15/22	2,874
2,045	3.350%, 07/01/23	2,042
	Duke Energy Corp.,
2,336	3.050%, 08/15/22	2,294
3,300	3.750%, 04/15/24	3,336
3,000	3.950%, 10/15/23	3,092
3,925	5.050%, 09/15/19	4,302
	Duke Energy Progress LLC,
4,420	4.150%, 12/01/44	4,326
1,895	4.200%, 08/15/45	1,894
1,175	Electricite de France S.A., (France), 4.875%, 01/22/44 (e)	1,218
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,970
3,105	Entergy Corp., 4.000%, 07/15/22	3,130
	Exelon Corp.,
1,695	3.950%, 06/15/25	1,699
2,825	5.100%, 06/15/45	2,815
1,380	FirstEnergy Solutions Corp., 6.800%, 08/15/39	1,436
	FirstEnergy Transmission LLC,
4,500	4.350%, 01/15/25 (e)	4,621
485	5.450%, 07/15/44 (e)	502
1,565	Florida Power & Light Co., 4.050%, 10/01/44	1,539
	ITC Holdings Corp.,
2,010	3.650%, 06/15/24	1,991
1,794	6.050%, 01/31/18 (e)	1,968
3,405	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	3,374
1,355	Kansas City, Gas & Electric Co., 4.300%, 07/15/44 (e)	1,372
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	811

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	27

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Electric Utilities — continued
1,277	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	1,113
1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,354
	Oncor Electric Delivery Co. LLC,
1,645	2.150%, 06/01/19	1,633
498	2.950%, 04/01/25 (e)	474
	Pacific Gas & Electric Co.,
3,155	3.400%, 08/15/24	3,146
1,195	3.500%, 06/15/25	1,195
4,085	4.300%, 03/15/45	3,966
1,090	4.750%, 02/15/44	1,120
4,235	PacifiCorp, 2.950%, 02/01/22	4,203
	PPL Capital Funding, Inc.,
7,400	3.500%, 12/01/22	7,411
35	4.200%, 06/15/22	37
750	4.700%, 06/01/43	737
5,185	Series A, VAR, 6.700%, 03/30/67	4,420
	Southern California Edison Co.,
2,170	Series B, 2.400%, 02/01/22	2,123
2,930	Series C, 3.600%, 02/01/45	2,627
3,565	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	3,130
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	1,937
	Xcel Energy, Inc.,
2,830	3.300%, 06/01/25	2,771
1,955	4.700%, 05/15/20	2,128

		100,310

	Gas Utilities — 0.3%
	DCP Midstream Operating LP,
1,990	2.700%, 04/01/19	1,750
102	3.875%, 03/15/23	84
	Dominion Gas Holdings LLC,
1,035	2.500%, 12/15/19	1,035
595	3.600%, 12/15/24	584
1,850	4.600%, 12/15/44	1,770

		5,223

	Independent Power & Renewable Electricity Producers — 0.4%
1,085	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,087
	Oglethorpe Power Corp.,
700	4.550%, 06/01/44	682
630	5.375%, 11/01/40	698

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Independent Power & Renewable Electricity Producers — continued
	Southern Power Co.,
1,690	5.150%, 09/15/41	1,693
385	5.250%, 07/15/43	392
2,000	Tri-State Generation & Transmission Association, Inc., 4.700%, 11/01/44 (e)	2,031

		6,583

	Independent Power and Renewable Electricity Producers — 0.1%
1,000	Dynegy, Inc., 7.375%, 11/01/22	1,035

	Multi-Utilities — 2.0%
	Berkshire Hathaway Energy Co.,
3,847	3.500%, 02/01/25	3,854
3,650	4.500%, 02/01/45	3,570
3,290	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	3,227
	Dominion Resources, Inc.,
2,430	3.625%, 12/01/24	2,403
1,050	4.450%, 03/15/21	1,117
4,175	4.700%, 12/01/44	4,086
	NiSource Finance Corp.,
4,330	4.800%, 02/15/44	4,369
665	5.250%, 02/15/43	711
	Puget Sound Energy, Inc.,
2,010	4.300%, 05/20/45	1,963
4,040	Series A, VAR, 6.974%, 06/01/67	3,535
	Sempra Energy,
830	2.400%, 03/15/20	827
3,704	2.875%, 10/01/22	3,550
2,783	3.550%, 06/15/24	2,747

		35,959

	Total Utilities	149,110

	Total Corporate Bonds (Cost $1,601,914)	1,559,925

Preferred Securities — 5.6% (x)
	Financials — 5.3%
	Banks — 2.3%
5,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	5,365
	Bank of America Corp.,
2,315	Series AA, VAR, 6.100%, 03/17/25	2,260
7,000	Series K, VAR, 8.000%, 01/30/18	7,368
2,670	BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25 (e)	2,734

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Preferred Securities — continued
	Banks — continued
	Citigroup, Inc.,
5,220	Series M, VAR, 6.300%, 05/15/24	5,063
4,050	Series P, VAR, 5.950%, 05/15/25	3,873
GBP 1,300	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19	2,224
EUR 950	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,082
EUR 3,850	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	4,331
	Lloyds Banking Group plc, (United Kingdom),
EUR 1,200	VAR, 6.375%, 06/27/20	1,408
2,765	VAR, 7.500%, 06/27/24	2,886
1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,252
1,779	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,821

		41,667

	Capital Markets — 2.0%
7,975	Bank of New York Mellon Corp. (The), Series E, VAR, 4.950%, 06/20/20	7,905
1,800	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23 (e)	1,902
	Goldman Sachs Group, Inc. (The),
4,500	Series L, VAR, 5.700%, 05/10/19	4,528
5,950	Series M, VAR, 5.375%, 05/10/20	5,828
	Morgan Stanley,
5,480	Series H, VAR, 5.450%, 07/15/19	5,439
3,890	Series J, VAR, 5.550%, 07/15/20	3,885
5,195	State Street Corp., Series F, VAR, 5.250%, 09/15/20	5,202
EUR 500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17	618

		35,307

	Consumer Finance — 0.0% (g)
1,121	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	1,113

	Diversified Financial Services — 0.5%
2,500	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	2,706
GBP 850	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	1,384
GBP 3,050	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	4,668

		8,758

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — 0.5%
7,804	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	7,765
630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	642

		8,407

	Total Financials	95,252

	Telecommunication Services — 0.3%
	Wireless Telecommunication Services — 0.3%
	Telefonica Europe B.V., (Netherlands),
EUR 800	VAR, 4.200%, 12/04/19	912
EUR 1,300	VAR, 6.500%, 09/18/18	1,580
EUR 1,700	VAR, 7.625%, 09/18/21	2,180

	Total Telecommunication Services	4,672

	Total Preferred Securities (Cost $102,316)	99,924

Short-Term Investments — 5.1%
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills
4,680	0.064%, 11/12/15 (k) (n)	4,680
350	0.145%, 01/21/16 (k) (n)	350

	Total U.S. Treasury Bills (Cost $5,029)	5,030

SHARES
	Investment Company — 4.8%
86,044	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	86,044

	Total Short-Term Investments (Cost $91,073)	91,074

	Total Investments — 98.1% (Cost $1,795,303)	1,750,923
	Other Assets in Excess of Liabilities — 1.9% (c)	34,817

	NET ASSETS — 100.0%	$1,785,740

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	29

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
959	U.S. Treasury Long Bond	12/21/15	USD	148,285	(2,159)
550	2 Year U.S. Treasury Note	12/31/15	USD	120,158	(265)
642	5 Year U.S. Treasury Note	12/31/15	USD	76,679	(405)

	Short Futures Outstanding
(141)	Euro Bobl	09/08/15	EUR	(20,574)	(107)
(12)	Euro Bund	09/08/15	EUR	(2,062)	(10)
(1,805)	10 Year U.S. Treasury Note	12/21/15	USD	(229,348)	1,287
(545)	U.S. Ultra Bond	12/21/15	USD	(86,331)	1,283
(21)	Long Gilt	12/29/15	GBP	(3,776)	27
(5)	5 Year U.S. Treasury Note	12/31/15	USD	(597)	2

					(347)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
128	EUR	Deutsche Bank AG	09/17/15	142	144	2
936	EUR	Goldman Sachs International	09/17/15	1,035	1,051	16
47	EUR	Merrill Lynch International	09/17/15	55	53	(2)
3,740	EUR	Royal Bank of Canada	09/17/15	4,223	4,197	(26)
147	EUR	Standard Chartered Bank	09/17/15	164	165	1
1,122	GBP	Goldman Sachs International	09/17/15	1,735	1,721	(14)
26	GBP	HSBC Bank, N.A.	09/17/15	41	40	(1)
70	GBP	Standard Chartered Bank	09/17/15	110	107	(3)
				7,505	7,478	(27)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
48	EUR	Credit Suisse International	09/17/15	54	55	(1)
116	EUR	Merrill Lynch International	09/17/15	130	130	— (h)
45	EUR	Royal Bank of Canada	09/17/15	49	51	(2)
163	EUR	Societe Generale	09/17/15	185	182	3
26,460	EUR	State Street Corp.	09/17/15	29,000	29,697	(697)
77	EUR	Westpac Banking Corp.	09/17/15	84	86	(2)
58	GBP	Barclays Bank plc	09/17/15	90	89	1
6,663	GBP	HSBC Bank, N.A.	09/17/15	10,322	10,222	100
36	GBP	Royal Bank of Canada	09/17/15	56	56	— (h)
				39,970	40,568	(598)

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 86.1%
	Argentina — 1.5%
	YPF S.A.,
1,130	8.500%, 07/28/25 (e)	1,056
270	8.750%, 04/04/24 (e)	259
2,010	Reg. S, 8.750%, 04/04/24	1,930

		3,245

	Austria — 0.3%
590	JBS Investments GmbH, Reg. S, 7.750%, 10/28/20	629

	Azerbaijan — 0.3%
718	International Bank of Azerbaijan OJSC, Reg. S, 5.625%, 06/11/19	653

	Bermuda — 1.4%
360	China Oil & Gas Group Ltd., 5.000%, 05/07/20	325
730	Digicel Group Ltd., Reg. S, 8.250%, 09/30/20	677
	Digicel Ltd.,
200	6.750%, 03/01/23 (e)	182
320	Reg. S, 6.000%, 04/15/21	292
1,190	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21	1,238
280	Shenzhen International Holdings Ltd., Reg. S, 4.375%, 04/20/17	286

		3,000

	Brazil — 1.5%
970	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20	898
	Globo Comunicacao e Participacoes S.A.,
200	Reg. S, SUB, 5.307%, 05/11/22	204
1,190	SUB, 4.843%, 06/08/25 (e)	1,119
1,131	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	984

		3,205

	Canada — 0.7%
	Pacific Exploration & Production Corp.,
110	5.625%, 01/19/25 (e)	56
500	Reg. S, 5.125%, 03/28/23	242
2,290	Reg. S, 5.625%, 01/19/25	1,157

		1,455

	Cayman Islands — 12.7%
760	Agricola Senior Trust, 6.750%, 06/18/20 (e)	772
	Agromercantil Senior Trust,
140	6.250%, 04/10/19 (e)	142
730	Reg. S, 6.250%, 04/10/19	739
520	AKCB Finance Ltd., Reg. S, 3.250%, 10/22/18	534
570	Alliance Global Group Cayman Islands, Inc., Reg. S, 6.500%, 08/18/17	599

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Cayman Islands — continued
890	Alpha Star Holding Ltd., Reg. S, 4.970%, 04/09/19	829
1,590	Amber Circle Funding Ltd., Reg. S, 3.250%, 12/04/22	1,566
500	Banco Continental S.A. Via Continental Senior Trustees II Cayman Ltd., Reg. S, 5.750%, 01/18/17	521
1,120	China Overseas Finance Cayman III Ltd., Reg. S, 6.375%, 10/29/43	1,142
	Comcel Trust Via Comunicaciones Celulares S.A.,
200	6.875%, 02/06/24 (e)	203
1,310	Reg. S, 6.875%, 02/06/24	1,330
200	Country Garden Holdings Co., Ltd., Reg. S, 7.250%, 04/04/21	201
370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	377
330	Emaar Sukuk Ltd., Reg. S, 6.400%, 07/18/19	369
810	EMG Sukuk Ltd., Reg. S, 4.564%, 06/18/24	832
910	ENN Energy Holdings Ltd., Reg. S, 3.250%, 10/23/19	892
790	HPHT Finance 15 Ltd., 2.875%, 03/17/20 (e)	785
530	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	519
450	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	428
1,110	Jafz Sukuk Ltd., Reg. S, 7.000%, 06/19/19	1,257
440	Kuwait Projects Co., Reg. S, 4.800%, 02/05/19	452
230	KWG Property Holding Ltd., 8.250%, 08/05/19	225
1,630	Lamar Funding Ltd., 3.958%, 05/07/25 (e)	1,530
960	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19	1,027
2,362	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	1,311
540	Rakfunding Cayman Ltd., Reg. S, 3.250%, 06/24/19	539
	Semiconductor Manufacturing International Corp.,
200	4.125%, 10/07/19 (e)	199
950	Reg. S, 4.125%, 10/07/19	945
1,210	Shimao Property Holdings Ltd., 8.375%, 02/10/22	1,225
670	Shui On Development Holding Ltd., 8.700%, 11/24/17	672
260	Sino MTN Ltd., Reg. S, 3.250%, 09/21/17	264
640	Suzano Trading Ltd., Reg. S, 5.875%, 01/23/21	659
	Tencent Holdings Ltd.,
200	3.375%, 05/02/19 (e)	203
740	Reg. S, 3.375%, 05/02/19	750
420	Reg. S, 3.800%, 02/11/25	404

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	31

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Cayman Islands — continued
200	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	201
200	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17	205
2,378	Vale Overseas Ltd., 6.875%, 11/21/36	2,024

		26,872

	Chile — 5.2%
480	Banco Santander Chile, Reg. S, 3.875%, 09/20/22	479
960	Celulosa Arauco y Constitucion S.A., 4.500%, 08/01/24	956
	Cencosud S.A.,
990	5.150%, 02/12/25 (e)	985
550	Reg. S, 6.625%, 02/12/45	515
440	Colbun S.A., Reg. S, 4.500%, 07/10/24	433
	E.CL S.A.,
770	Reg. S, 4.500%, 01/29/25	765
220	Reg. S, 5.625%, 01/15/21	238
700	Embotelladora Andina S.A., Reg. S, 5.000%, 10/01/23	744
	Empresa Electrica Angamos S.A.,
200	4.875%, 05/25/29 (e)	190
1,950	Reg. S, 4.875%, 05/25/29	1,852
960	Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)	911
	Empresa Nacional de Telecomunicaciones S.A.,
580	4.750%, 08/01/26 (e)	559
970	Reg. S, 4.750%, 08/01/26	934
930	Reg. S, 4.875%, 10/30/24	914
	Sociedad Quimica y Minera de Chile S.A.,
510	Reg. S, 4.375%, 01/28/25	429
200	Reg. S, 5.500%, 04/21/20	202

		11,106

	China — 1.2%
1,280	Bank of China Ltd., Reg. S, 5.000%, 11/13/24	1,304
600	China Uranium Development Co., Ltd., Reg. S, 3.500%, 10/08/18	613
660	Industrial & Commercial Bank of China Macau Ltd., VAR, 3.875%, 09/10/24	660

		2,577

	Colombia — 0.3%
660	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	640

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Croatia — 0.1%
200	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	208

	Hong Kong — 2.8%
	Bank of East Asia Ltd. (The),
560	2.375%, 04/24/17	564
1,430	VAR, 4.250%, 11/20/24	1,427
210	Bright Food, Reg. S, 3.000%, 05/21/18	209
510	Bright Food Hong Kong Ltd., Reg. S, 3.000%, 05/21/18	509
	CITIC Pacific Ltd.,
1,340	Reg. S, 6.375%, 04/10/20	1,482
680	Reg. S, 6.800%, 01/17/23	775
960	Hero Asia Investment Ltd., 2.875%, 10/03/17	960

		5,926

	India — 6.1%
1,400	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,396
1,010	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	1,035
	ICICI Bank Ltd.,
270	Reg. S, 3.500%, 03/18/20	273
900	Reg. S, 4.700%, 02/21/18	945
940	Reg. S, 5.750%, 11/16/20	1,049
820	Indian Railway Finance Corp., Ltd., Reg. S, 3.917%, 02/26/19	846
1,800	JSW Steel Ltd., 4.750%, 11/12/19	1,573
	NTPC Ltd.,
580	4.375%, 11/26/24	583
1,410	Reg. S, 4.750%, 10/03/22	1,470
1,640	ONGC Videsh Ltd., Reg. S, 3.250%, 07/15/19	1,645
1,090	Power Grid Corp. of India Ltd., Reg. S, 3.875%, 01/17/23	1,068
1,140	Tata Motors Ltd., 4.625%, 04/30/20	1,137

		13,020

	Indonesia — 1.0%
2,060	Bank Rakyat Indonesia Persero Tbk PT, Reg. S, 2.950%, 03/28/18	2,045

	Israel — 1.7%
1,520	Israel Chemicals Ltd., 4.500%, 12/02/24 (e)	1,520
	Israel Electric Corp., Ltd.,
1,320	Reg. S, 5.000%, 11/12/24 (e)	1,364
710	Reg. S, 6.875%, 06/21/23	812

		3,696

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Jersey — 1.1%
1,490	Burgan Finance No. 1 Jersey Ltd., Reg. S, 7.875%, 09/29/20	1,503
800	West China Cement Ltd., Reg. S, 6.500%, 09/11/19	784

		2,287

	Kazakhstan — 0.7%
	KazMunayGas National Co. JSC,
210	6.000%, 11/07/44 (e)	166
480	Reg. S, 4.400%, 04/30/23	421
780	Reg. S, 6.000%, 11/07/44	616
300	Samruk-Energy JSC, Reg. S, 3.750%, 12/20/17	292

		1,495

	Luxembourg — 2.9%
	Gazprom OAO Via Gaz Capital S.A.,
690	Reg. S, 3.850%, 02/06/20	630
790	Reg. S, 4.950%, 07/19/22	713
580	Reg. S, 9.250%, 04/23/19	642
	Millicom International Cellular S.A.,
840	6.000%, 03/15/25 (e)	786
200	6.625%, 10/15/21 (e)	198
790	Reg. S, 6.625%, 10/15/21	782
590	Offshore Drilling Holding S.A., Reg. S, 8.625%, 09/20/20	459
	Severstal OAO Via Steel Capital S.A.,
2,090	Reg. S, 5.900%, 10/17/22	1,933

		6,143

	Malaysia — 0.3%
650	SSG Resources Ltd., Reg. S, 4.250%, 10/04/22	645

	Mexico — 8.1%
400	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e)	397
1,370	Alpek S.A.B. de C.V., 5.375%, 08/08/23 (e)	1,432
1,880	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	2,036
900	Cemex SAB de C.V., Reg. S, 5.700%, 01/11/25	837
630	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42	607
220	El Puerto de Liverpool S.A.B. de C.V., 3.950%, 10/02/24 (e)	216
	Elementia S.A.B. de C.V.,
200	5.500%, 01/15/25 (e)	193
730	Reg. S, 5.500%, 01/15/25	704
400	Empresas ICA S.A.B. de C.V., Reg. S, 8.875%, 05/29/24	175
1,210	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	1,212

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Mexico — continued
690	Grupo Posadas SAB de C.V., 7.875%, 06/30/22 (e)	676
1,600	Grupo Televisa S.A.B., 5.000%, 05/13/45	1,470
1,950	Mexichem S.A.B. de C.V., Reg. S, 5.875%, 09/17/44	1,740
2,067	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	1,943
1,920	Nemak SAB de C.V., Reg. S, 5.500%, 02/28/23	1,939
	Petroleos Mexicanos,
726	5.625%, 01/23/46 (e)	638
890	Reg. S, 5.625%, 01/23/46	783
200	Unifin Financiera S.A.P.I. de C.V., 6.250%, 07/22/19 (e)	191

		17,189

	Morocco — 1.3%
	OCP S.A.,
890	4.500%, 10/22/25 (e)	838
200	5.625%, 04/25/24 (e)	204
740	Reg. S, 5.625%, 04/25/24	757
950	Reg. S, 6.875%, 04/25/44	976

		2,775

	Netherlands — 5.8%
	Bharti Airtel International Netherlands B.V.,
EUR 100	3.375%, 05/20/21 (e)	118
EUR 430	Reg. S, 3.375%, 05/20/21	506
1,420	Reg. S, 5.125%, 03/11/23	1,490
1,340	Embraer Netherlands Finance B.V., 5.050%, 06/15/25	1,263
2,110	Listrindo Capital B.V., Reg. S, 6.950%, 02/21/19	2,160
	Lukoil International Finance B.V.,
200	Reg. S, 3.416%, 04/24/18	190
2,070	Reg. S, 4.563%, 04/24/23	1,798
	Petrobras Global Finance B.V.,
1,150	4.875%, 03/17/20	1,003
900	5.375%, 01/27/21	788
	VimpelCom Holdings B.V.,
1,920	Reg. S, 5.950%, 02/13/23	1,680
200	Reg. S, 7.504%, 03/01/22	192
1,100	VTR Finance B.V., Reg. S, 6.875%, 01/15/24	1,084

		12,272

	Norway — 0.4%
1,100	DNO ASA, 8.750%, 06/18/20 (e)	902

	Panama — 1.3%
410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	378

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	33

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Panama — continued
916	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	951
	Global Bank Corp.,
200	5.125%, 10/30/19 (e)	203
200	Reg. S, 4.750%, 10/05/17	202
950	Reg. S, 5.125%, 10/30/19	961

		2,695

	Paraguay — 0.2%
200	Banco Continental SAECA, Reg. S, 8.875%, 10/15/17	205
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	157

		362

	Peru — 3.5%
545	Alicorp SAA, Reg. S, 3.875%, 03/20/23	520
1,500	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	1,579
886	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	909
420	Cementos Pacasmayo SAA, Reg. S, 4.500%, 02/08/23	391
220	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	214
1,550	Corp. Lindley S.A., Reg. S, 6.750%, 11/23/21	1,717
410	Ferreycorp SAA, Reg. S, 4.875%, 04/26/20	391
150	Minsur S.A., 6.250%, 02/07/24 (e)	155
1,620	Transportadora de Gas del Peru S.A., Reg. S, 4.250%, 04/30/28	1,539

		7,415

	Philippines — 0.3%
700	SM Investments Corp., Reg. S, 4.250%, 10/17/19	703

	Singapore — 1.8%
1,550	ABJA Investment Co., Pte Ltd., Reg. S, 5.950%, 07/31/24	1,449
820	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22	840
210	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	206
	United Overseas Bank Ltd.,
340	VAR, 2.875%, 10/17/22	343
950	VAR, 3.750%, 09/19/24	964

		3,802

	South Africa — 0.3%
670	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	628

		628

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	South Korea — 1.6%
210	Daegu Bank, Reg. S, 2.250%, 04/29/18	210
480	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	489
350	Korea Exchange Bank, Reg. S, 2.000%, 04/02/18	348
420	Korea Gas Corp., 3.875%, 02/12/24 (e)	439
730	KT Corp., Reg. S, 2.625%, 04/22/19	737
230	NongHyup Bank, 2.750%, 09/29/19 (e)	232
300	SK Broadband Co., Ltd., Reg. S, 2.875%, 10/29/18	305
700	Woori Bank, 4.750%, 04/30/24 (e)	721

		3,481

	Sri Lanka — 0.5%
	Bank of Ceylon,
200	Reg. S, 5.325%, 04/16/18	199
800	Reg. S, 6.875%, 05/03/17	819

		1,018

	Sweden — 0.5%
EUR 880	Orlen Capital AB, Reg. S, 2.500%, 06/30/21	997

	Thailand — 1.7%
200	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	203
390	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	396
	PTT PCL,
1,240	Reg. S, 3.375%, 10/25/22	1,215
1,270	Reg. S, 4.500%, 10/25/42	1,124
	Siam Commercial Bank PCL,
200	3.500%, 04/07/19 (e)	205
450	Reg. S, 3.500%, 04/07/19	460

		3,603

	Turkey — 5.0%
1,730	Akbank TAS, 5.125%, 03/31/25 (e)	1,618
1,560	Arcelik A.S., Reg. S, 5.000%, 04/03/23	1,439
840	Finansbank AS, Reg. S, 6.250%, 04/30/19	853
430	KT Kira Sertifikalari Varlik Kiralama A.S., Reg. S, 5.162%, 06/26/19	438
1,060	Tupras Turkiye Petrol Rafinerileri A.S., Reg. S, 4.125%, 05/02/18	1,057
1,910	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	1,821
410	Turkiye Halk Bankasi A.S., Reg. S, 4.875%, 07/19/17	418
	Turkiye Is Bankasi,
670	Reg. S, 5.000%, 04/30/20	665
760	Reg. S, 5.500%, 04/21/19	777

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Turkey — continued
1,530	Turkiye Sise ve Cam Fabrikalari A.S., Reg. S, 4.250%, 05/09/20	1,469

		10,555

	United Arab Emirates — 3.0%
1,750	Bank of Sharjah, 3.374%, 06/08/20	1,704
1,000	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	1,131
1,700	DP World Ltd., Reg. S, 6.850%, 07/02/37	1,836
540	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20	650
940	Emirates NBD PJSC, 3.250%, 11/19/19	942

		6,263

	United Kingdom — 7.2%
1,350	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	1,374
1,670	China Cinda Finance 2015 I Ltd., 3.125%, 04/23/20 (e)	1,614
1,500	Double Rosy Ltd., 3.625%, 11/18/19	1,489
770	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	799
320	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	346
1,110	Fresnillo plc, Reg. S, 5.500%, 11/13/23	1,152
960	Gold Fields Orogen Holdings BVI Ltd., Reg. S, 4.875%, 10/07/20	817
1,710	Hikma Pharmaceuticals plc, 4.250%, 04/10/20	1,706
	HLP Finance Ltd.,
200	Reg. S, 4.450%, 04/16/21	207
750	Reg. S, 4.750%, 06/25/22	773
1,030	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	1,058
440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	448
700	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	733
590	Petra Diamonds U.S. Treasury plc, 8.250%, 05/31/20 (e)	585
630	Sino-Ocean Land Treasure Finance II Ltd., Reg. S, 4.450%, 02/04/20	626
700	Skyland Mining BVI Ltd., Reg. S, 3.500%, 07/17/17	698
200	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	189
	Vedanta Resources plc,
200	Reg. S, 6.000%, 01/31/19	173
520	Reg. S, 8.250%, 06/07/21	451

		15,238

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United States — 1.8%
	Cemex Finance LLC,
500	Reg. S, 6.000%, 04/01/24	475
670	Reg. S, 9.375%, 10/12/22	745
870	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	942
	Southern Copper Corp.,
1,025	5.250%, 11/08/42	831
940	5.875%, 04/23/45	802

		3,795

	Total Corporate Bonds (Cost $189,679)	182,540

Foreign Government Securities — 0.8%
	Russia — 0.6%
	Russian Federation,
600	Reg. S, 4.500%, 04/04/22	577
600	Reg. S, 4.875%, 09/16/23	579

		1,156

	South Korea — 0.2%
470	Korea Land & Housing Corp., Reg. S, 1.875%, 08/02/17	471

	Total Foreign Government Securities (Cost $1,628)	1,627

Preferred Securities — 3.5% (x)
	Cayman Islands — 2.1%
1,560	ADIB Capital Invest 1 Ltd., VAR, 6.375%, 10/16/18	1,607
1,040	AHB Tier 1 Sukuk Ltd., VAR, 5.500%, 06/30/19	1,032
610	Emirates NBD Tier 1 Ltd., VAR, 5.750%, 05/30/19	599
220	Hutchison Whampoa International 12 Ltd., Reg. S, VAR, 6.000%, 05/07/17	229
990	MAF Global Securities Ltd., VAR, 7.125%, 10/29/18	1,053

		4,520

	Colombia — 0.8%
1,750	Colombia Telecomunicaciones S.A. ESP, VAR, 8.500%, 03/30/20 (e)	1,759

	United Arab Emirates — 0.2%
380	Burgan Tier 1 Financing Ltd., VAR, 7.250%, 09/30/19	371

	United Kingdom — 0.4%
900	Dianjian Haixing Ltd., VAR, 4.050%, 10/21/19	890

	Total Preferred Securities (Cost $7,671)	7,540

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	35

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Supranational — 1.2%
1,330	Africa Finance Corp., 4.375%, 04/29/20 (e)	1,330
1,140	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 05/07/20 (e)	1,129

	Total Supranational (Cost $2,454)	2,459

U.S. Treasury Obligation — 0.1%
275	U.S. Treasury Notes, 0.375%, 11/15/15 (Cost $275) (k)	275

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 6.9%
	Investment Company — 6.9%
14,576	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $14,576)	14,576

	Total Investments — 98.6% (Cost $216,283)	209,017
	Other Assets in Excess of Liabilities — 1.4%	2,992

	NET ASSETS — 100.0%	$212,009

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	10 Year U.S. Treasury Note	12/21/15	USD	$2,923	(16)
206	5 Year U.S. Treasury Note	12/31/15	USD	24,604	(120)

	Short Futures Outstanding
(5)	U.S. Treasury Long Bond	12/21/15	USD	(773)	11
(51)	2 Year U.S. Treasury Note	12/31/15	USD	(11,142)	20

					(105)

Forward Foreign Currency Exchange Contract
CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,416	EUR	Citibank, N.A.	09/30/15	1,607	1,590	17

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — 15.4%
	Argentina — 0.2%
2,780	YPF S.A., 8.500%, 07/28/25 (e)	2,599

	Azerbaijan — 1.0%
	State Oil Co. of the Azerbaijan Republic,
10,900	6.950%, 03/18/30	10,613
2,000	Reg. S, 4.750%, 03/13/23	1,800

		12,413

	Bermuda — 0.1%
2,080	Digicel Ltd., 6.750%, 03/01/23 (e)	1,893

	Cayman Islands — 0.3%
1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e)	1,114
2,960	Vale Overseas Ltd., 6.875%, 11/21/36	2,519

		3,633

	Chile — 1.1%
	Corp. Nacional del Cobre de Chile,
1,750	4.875%, 11/04/44 (e)	1,562
8,970	Reg. S, 4.875%, 11/04/44	8,005
2,400	Reg. S, 5.625%, 10/18/43	2,370
2,270	Empresa Nacional de Telecomunicaciones S.A., 4.750%, 08/01/26 (e)	2,187

		14,124

	Croatia — 0.3%
3,360	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e)	3,494

	Georgia — 0.3%
3,545	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	3,656

	Hungary — 0.1%
1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	1,355

	India — 0.7%
7,700	Export-Import Bank of India, Reg. S, 4.000%, 01/14/23	7,700
1,560	ICICI Bank Ltd., 3.500%, 03/18/20 (e)	1,577

		9,277

	Indonesia — 1.3%
	Pertamina Persero PT,
3,450	Reg. S, 4.875%, 05/03/22	3,351
6,000	Reg. S, 5.250%, 05/23/21	6,045
3,354	Reg. S, 6.000%, 05/03/42	2,905
3,100	Reg. S, 6.450%, 05/30/44	2,875

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Indonesia — continued
2,200	Perusahaan Listrik Negara PT, Reg. S, 5.250%, 10/24/42	1,805

		16,981

	Ireland — 0.5%
2,900	Russian Railways via RZD Capital plc, 5.739%, 04/03/17	2,954
3,200	Vnesheconombank Via VEB Finance plc, Reg. S, 5.375%, 02/13/17	3,168

		6,122

	Kazakhstan — 1.8%
	KazMunayGas National Co. JSC,
9,010	Reg. S, 4.400%, 04/30/23	7,906
4,670	Reg. S, 5.750%, 04/30/43	3,633
5,000	Reg. S, 6.000%, 11/07/44	3,950
400	Reg. S, 6.375%, 04/09/21	406
2,810	Reg. S, 7.000%, 05/05/20	2,940
3,875	Reg. S, 9.125%, 07/02/18	4,316

		23,151

	Luxembourg — 0.3%
4,400	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 5.298%, 12/27/17	4,356

	Malaysia — 0.5%
5,200	Petroliam Nasional Bhd, Reg. S, 7.625%, 10/15/26	6,814

	Mexico — 2.9%
2,000	Cemex S.A.B. de C.V., Reg. S, 6.125%, 05/05/25	1,900
	Comision Federal de Electricidad,
1,800	Reg. S, 4.875%, 01/15/24	1,852
850	Reg. S, 5.750%, 02/14/42	819
	Petroleos Mexicanos,
190	3.500%, 07/18/18	194
2,640	4.875%, 01/24/22	2,673
2,970	4.875%, 01/18/24	2,961
5,770	5.500%, 01/21/21	6,165
693	5.625%, 01/23/46 (e)	609
10,800	6.375%, 01/23/45	10,491
3,840	6.500%, 06/02/41	3,840
1,320	6.625%, 06/15/35	1,340
4,730	Reg. S, 5.625%, 01/23/46	4,160
420	VAR, 2.307%, 07/18/18	425

		37,429

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Morocco — 0.3%
	OCP S.A.,
605	Reg. S, 5.625%, 04/25/24	619
2,550	Reg. S, 6.875%, 04/25/44	2,620

		3,239

	Netherlands — 0.5%
1,240	Embraer Netherlands Finance B.V., 5.050%, 06/15/25	1,169
3,579	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	3,118
1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	1,996

		6,283

	Peru — 0.2%
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e)	906
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e)	700
1,450	Corp. Financiera de Desarrollo S.A., 4.750%, 07/15/25 (e)	1,445

		3,051

	Philippines — 0.3%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	803
1,930	7.390%, 12/02/24 (e)	2,524

		3,327

	South Africa — 0.7%
	Eskom Holdings SOC Ltd.,
4,520	7.125%, 02/11/25 (e)	4,382
1,326	Reg. S, 5.750%, 01/26/21	1,260
2,920	Reg. S, 6.750%, 08/06/23	2,827

		8,469

	Sri Lanka — 0.3%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e)	1,771
2,550	National Savings Bank, Reg. S, 8.875%, 09/18/18	2,735

		4,506

	Tunisia — 0.4%
4,988	Banque Centrale de Tunisie S.A., Reg. S, 5.750%, 01/30/25	4,798

	United Kingdom — 0.3%
2,850	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	3,188

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	United Kingdom — continued
1,250	Sinopec Group Overseas Development 2015 Ltd., 4.100%, 04/28/45 (e)	1,134

		4,322

	United States — 0.3%
900	Cemex Finance LLC, Reg. S, 6.000%, 04/01/24	855
2,990	Southern Copper Corp., 5.875%, 04/23/45	2,551

		3,406

	Venezuela — 0.7%
	Petroleos de Venezuela S.A.,
18,802	Reg. S, 5.375%, 04/12/27	6,280
6,420	Reg. S, 6.000%, 11/15/26	2,119

		8,399

	Total Corporate Bonds (Cost $208,310)	197,097

Foreign Government Securities — 75.5%
	Argentina — 4.0%
	Provincia de Buenos Aires,
6,106	Reg. S, 9.375%, 09/14/18	6,075
3,000	Reg. S, 9.625%, 04/18/28	2,820
7,460	Reg. S, 10.875%, 01/26/21	7,367
6,191	Reg. S, 11.750%, 10/05/15	6,131
	Republic of Argentina,
12,500	6.266%, 12/15/35	1,006
15,347	7.000%, 10/03/15	15,334
11,870	8.280%, 12/31/33 (d)	12,137

		50,870

	Belarus — 0.6%
8,100	Republic of Belarus, Reg. S, 8.950%, 01/26/18	7,948

	Belize — 0.2%
	Republic of Belize,
3,592	Reg. S, SUB, 5.000%, 02/20/38	2,662
302	SUB, 5.000%, 02/20/38 (e)	224

		2,886

	Bermuda — 0.1%
950	Government of Bermuda, Reg. S, 4.854%, 02/06/24	993

	Bolivia — 0.2%
	Plurinational State of Bolivia,
700	Reg. S, 4.875%, 10/29/22	700
1,900	Reg. S, 5.950%, 08/22/23	1,966

		2,666

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Brazil — 2.7%
	Federative Republic of Brazil,
5,134	2.625%, 01/05/23	4,402
19,791	4.250%, 01/07/25	18,356
637	5.000%, 01/27/45	510
4,592	7.125%, 01/20/37	4,822
3,326	8.250%, 01/20/34	3,858
1,658	12.250%, 03/06/30	2,731
256	Series A, 8.000%, 01/15/18	277

		34,956

	Colombia — 3.1%
	Republic of Colombia,
11,040	4.000%, 02/26/24	10,736
1,760	4.375%, 07/12/21	1,808
COP 3,745,000	4.375%, 03/21/23	1,048
5,724	5.000%, 06/15/45	5,094
2,900	5.625%, 02/26/44	2,828
3,700	6.125%, 01/18/41	3,839
4,790	7.375%, 03/18/19	5,485
5,338	7.375%, 09/18/37	6,299
1,100	8.125%, 05/21/24	1,379
673	10.375%, 01/28/33	978

		39,494

	Costa Rica — 1.6%
4,200	Instituto Costarricense de Electricidad, Reg. S, 6.375%, 05/15/43	3,444
	Republic of Costa Rica,
9,610	7.158%, 03/12/45 (e)	8,985
2,532	Reg. S, 4.250%, 01/26/23	2,323
900	Reg. S, 5.625%, 04/30/43	728
4,970	Reg. S, 7.000%, 04/04/44	4,641

		20,121

	Croatia — 2.2%
	Republic of Croatia,
3,700	Reg. S, 5.500%, 04/04/23	3,825
3,000	Reg. S, 6.250%, 04/27/17	3,155
2,500	Reg. S, 6.375%, 03/24/21	2,697
10,150	Reg. S, 6.625%, 07/14/20	11,063
6,420	Reg. S, 6.750%, 11/05/19	7,014

		27,754

	Dominican Republic — 2.5%
	Government of Dominican Republic,
2,960	6.850%, 01/27/45 (e)	2,916
3,700	Reg. S, 5.500%, 01/27/25	3,649

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Dominican Republic — continued
3,412	Reg. S, 5.875%, 04/18/24	3,455
4,900	Reg. S, 6.600%, 01/28/24	5,169
9,263	Reg. S, 7.450%, 04/30/44	9,715
5,640	Reg. S, 7.500%, 05/06/21	6,232
1,266	Reg. S, 9.040%, 01/23/18	1,348

		32,484

	Ecuador — 1.5%
	Republic of Ecuador,
8,790	10.500%, 03/24/20 (e)	7,010
9,773	Reg. S, 7.950%, 06/20/24	6,988
5,800	Reg. S, 9.375%, 12/15/15	5,684

		19,682

	Egypt — 0.9%
800	Arab Republic of Egypt, Reg. S, 6.875%, 04/30/40	756
11,331	Egypt Government International Bond, 5.875%, 06/11/25 (e)	10,923

		11,679

	El Salvador — 1.4%
	Republic of El Salvador,
3,592	Reg. S, 5.875%, 01/30/25	3,363
1,710	Reg. S, 6.375%, 01/18/27	1,616
840	Reg. S, 7.375%, 12/01/19	903
1,155	Reg. S, 7.650%, 06/15/35	1,117
8,350	Reg. S, 7.750%, 01/24/23	8,872
1,574	Reg. S, 8.250%, 04/10/32	1,655

		17,526

	Gabon — 0.2%
2,575	Gabonese Republic, Reg. S, 6.375%, 12/12/24	2,247

	Ghana — 0.6%
	Republic of Ghana,
5,100	Reg. S, 7.875%, 08/07/23	4,539
3,200	Reg. S, 8.125%, 01/18/26	2,832

		7,371

	Guatemala — 0.3%
	Republic of Guatemala,
666	Reg. S, 4.875%, 02/13/28	635
3,250	Reg. S, 5.750%, 06/06/22	3,405

		4,040

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Honduras — 0.7%
	Republic of Honduras,
4,577	Reg. S, 7.500%, 03/15/24	4,823
3,970	Reg. S, 8.750%, 12/16/20	4,417

		9,240

	Hungary — 4.1%
1,600	Magyar Export-Import Bank ZRT, 5.500%, 02/12/18 (e)	1,691
	Republic of Hungary,
15,634	5.375%, 02/21/23	17,011
8,310	5.375%, 03/25/24	9,050
4,922	5.750%, 11/22/23	5,478
7,320	6.250%, 01/29/20	8,260
10,090	6.375%, 03/29/21	11,510

		53,000

	Indonesia — 2.8%
	Republic of Indonesia,
4,000	Reg. S, 3.375%, 04/15/23	3,700
3,200	Reg. S, 4.125%, 01/15/25	3,064
2,100	Reg. S, 4.875%, 05/05/21	2,181
1,321	Reg. S, 5.875%, 03/13/20	1,451
7,800	Reg. S, 5.875%, 01/15/24	8,405
1,885	Reg. S, 6.750%, 01/15/44	2,096
3,644	Reg. S, 7.750%, 01/17/38	4,423
5,545	Reg. S, 8.500%, 10/12/35	7,153
2,525	Reg. S, 11.625%, 03/04/19	3,245

		35,718

	Ivory Coast — 1.0%
	Republic of Ivory Coast,
4,000	6.375%, 03/03/28 (e)	3,720
3,350	Reg. S, 5.375%, 07/23/24	3,028
7,335	Reg. S, SUB, 5.750%, 12/31/32	6,612

		13,360

	Jamaica — 1.2%
	Jamaica Government International Bond,
400	6.750%, 04/28/28	398
1,010	7.625%, 07/09/25	1,101
3,400	7.875%, 07/28/45	3,345
3,442	8.000%, 06/24/19	3,769
320	8.000%, 03/15/39	352
5,150	9.250%, 10/17/25	6,270
399	10.625%, 06/20/17	449

		15,684

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Kazakhstan — 0.9%
	Republic of Kazakhstan,
9,990	5.125%, 07/21/25 (e)	9,753
2,150	Reg. S, 3.875%, 10/14/24	1,959

		11,712

	Kenya — 0.2%
2,550	Republic of Kenya, Reg. S, 6.875%, 06/24/24	2,473

	Lebanon — 3.6%
	Republic of Lebanon,
3,570	4.500%, 04/22/16	3,543
3,840	5.450%, 11/28/19	3,840
12,120	6.375%, 03/09/20	12,499
4,870	9.000%, 03/20/17	5,174
9,170	Reg. S, 6.600%, 11/27/26	9,202
10,770	Reg. S, 8.250%, 04/12/21	11,928

		46,186

	Lithuania — 1.3%
	Republic of Lithuania,
3,600	Reg. S, 6.125%, 03/09/21	4,167
6,075	Reg. S, 6.625%, 02/01/22	7,270
4,490	Reg. S, 7.375%, 02/11/20	5,360

		16,797

	Mexico — 1.8%
	United Mexican States,
270	3.600%, 01/30/25	265
5,560	3.625%, 03/15/22	5,574
8,010	4.000%, 10/02/23	8,140
2,750	5.550%, 01/21/45	2,887
MXN 88,000	Series M 20, 10.000%, 12/05/24	6,729

		23,595

	Mongolia — 0.2%
2,700	Mongolia Government International Bond, Reg. S, 5.125%, 12/05/22	2,147

	Morocco — 0.6%
	Kingdom of Morocco,
4,615	Reg. S, 4.250%, 12/11/22	4,649
3,090	Reg. S, 5.500%, 12/11/42	3,067

		7,716

	Namibia — 0.1%
1,200	Republic of Namibia, Reg. S, 5.500%, 11/03/21	1,266

	Netherlands — 0.6%
7,912	Republic of Angola, Reg. S, 7.000%, 08/16/19	7,754

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Pakistan — 1.1%
	Republic of Pakistan,
6,302	Reg. S, 6.875%, 06/01/17	6,538
2,650	Reg. S, 7.250%, 04/15/19	2,726
4,200	Reg. S, 8.250%, 04/15/24	4,447

		13,711

	Panama — 2.5%
	Republic of Panama,
1,190	3.750%, 03/16/25	1,163
6,300	4.000%, 09/22/24	6,276
4,930	4.300%, 04/29/53	4,246
4,000	6.700%, 01/26/36	4,870
1,700	7.125%, 01/29/26	2,121
5,190	8.875%, 09/30/27	7,279
4,000	9.375%, 04/01/29	5,845

		31,800

	Paraguay — 0.6%
	Republic of Paraguay,
3,750	Reg. S, 4.625%, 01/25/23	3,745
3,730	Reg. S, 6.100%, 08/11/44	3,740

		7,485

	Peru — 2.3%
	Republic of Peru,
3,310	4.125%, 08/25/27	3,269
5,375	5.625%, 11/18/50	5,751
10,800	6.550%, 03/14/37	12,960
4,710	8.750%, 11/21/33	6,841

		28,821

	Philippines — 4.4%
	Republic of Philippines,
PHP 120,000	3.900%, 11/26/22	2,490
4,380	4.200%, 01/21/24	4,818
PHP 45,000	4.950%, 01/15/21	987
4,800	6.375%, 10/23/34	6,378
1,540	6.500%, 01/20/20	1,812
17,855	7.750%, 01/14/31	25,845
480	8.375%, 06/17/19	590
1,100	9.500%, 02/02/30	1,785
6,875	10.625%, 03/16/25	11,000

		55,705

	Poland — 1.8%
	Republic of Poland,
3,665	3.000%, 03/17/23	3,637

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Poland — continued
8,740	4.000%, 01/22/24	9,195
6,700	5.000%, 03/23/22	7,456
2,350	5.125%, 04/21/21	2,633

		22,921

	Romania — 1.4%
	Republic of Romania,
610	Reg. S, 4.375%, 08/22/23	636
8,176	Reg. S, 4.875%, 01/22/24	8,810
4,610	Reg. S, 6.125%, 01/22/44	5,382
2,372	Reg. S, 6.750%, 02/07/22	2,790

		17,618

	Russia — 3.7%
	Russian Federation,
14,400	Reg. S, 3.500%, 01/16/19	14,095
7,200	Reg. S, 4.500%, 04/04/22	6,930
12,300	Reg. S, 5.000%, 04/29/20	12,470
6,800	Reg. S, 5.625%, 04/04/42	6,154
1,290	Reg. S, 11.000%, 07/24/18	1,542
5,539	Reg. S, SUB, 7.500%, 03/31/30	6,486

		47,677

	Senegal — 0.2%
3,250	Republic of Senegal, Reg. S, 6.250%, 07/30/24	3,022

	Serbia — 2.3%
	Republic of Serbia,
5,265	5.250%, 11/21/17 (e)	5,462
850	5.875%, 12/03/18 (e)	896
6,410	Reg. S, 4.875%, 02/25/20	6,498
13,940	Reg. S, 7.250%, 09/28/21	15,752
807	Reg. S, SUB, 6.750%, 11/01/24	818

		29,426

	South Africa — 2.1%
	Republic of South Africa,
6,128	4.665%, 01/17/24	6,134
8,805	5.500%, 03/09/20	9,465
7,400	5.875%, 09/16/25	7,992
3,000	6.875%, 05/27/19	3,374

		26,965

	Sri Lanka — 1.3%
	Republic of Sri Lanka,
690	6.000%, 01/14/19 (e)	701
4,300	Reg. S, 5.875%, 07/25/22	4,198

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — continued
	Sri Lanka — continued
884	Reg. S, 6.250%, 10/04/20	891
10,260	Reg. S, 6.250%, 07/27/21	10,286

		16,076

	Tanzania — 0.1%
1,860	Republic of Tanzania, Reg. S, VAR, 6.397%, 03/09/20	1,846

	Turkey — 4.3%
1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,038
	Republic of Turkey,
4,560	5.625%, 03/30/21	4,847
9,045	5.750%, 03/22/24	9,619
1,500	6.000%, 01/14/41	1,529
3,280	6.250%, 09/26/22	3,590
6,137	6.625%, 02/17/45	6,852
2,100	6.750%, 04/03/18	2,294
2,155	6.875%, 03/17/36	2,421
3,000	7.000%, 03/11/19	3,334
4,329	7.000%, 06/05/20	4,868
5,600	7.375%, 02/05/25	6,580
1,205	7.500%, 07/14/17	1,316
1,272	7.500%, 11/07/19	1,451
4,200	8.000%, 02/14/34	5,254

		54,993

	Ukraine — 2.0%
	Republic of Ukraine,
10,300	Reg. S, 6.250%, 06/17/16	7,519
7,300	Reg. S, 6.580%, 11/21/16	5,329
400	Reg. S, 6.750%, 11/14/17	292
13,000	Reg. S, 7.800%, 11/28/22	9,490
4,100	Reg. S, 9.250%, 07/24/17	2,993

		25,623

	United Arab Emirates — 0.0% (g)
408	Government of Dubai, Reg. S, 5.250%, 01/30/43	361

	Uruguay — 1.9%
	Republic of Uruguay,
11,229	5.100%, 06/18/50	10,289
3,648	7.625%, 03/21/36	4,711
6,607	7.875% (cash), 01/15/33 (v)	8,613

		23,613

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Venezuela — 1.0%
	Republic of Venezuela,
5,750	9.375%, 01/13/34	2,099
2,338	Reg. S, 6.000%, 12/09/20	812
6,290	Reg. S, 7.000%, 03/31/38	2,170
6,160	Reg. S, 7.750%, 10/13/19	2,172
5,450	Reg. S, 9.000%, 05/07/23	1,989
7,248	Reg. S, 9.250%, 05/07/28	2,609
1,496	Reg. S, 11.950%, 08/05/31	606

		12,457

	Vietnam — 0.7%
	Republic of Vietnam,
5,138	Reg. S, 4.800%, 11/19/24	4,939
3,243	Reg. S, 6.750%, 01/29/20	3,539

		8,478

	Zambia — 0.6%
	Republic of Zambia,
5,940	8.970%, 07/30/27 (e)	5,420
1,990	Reg. S, 8.500%, 04/14/24	1,801

		7,221

	Total Foreign Government Securities (Cost $982,764)	965,184

U.S. Treasury Obligation — 0.0% (g)
710	U.S. Treasury Notes, 0.375%, 11/15/15 (k) (Cost $710)	710

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
57,242	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $57,242)	57,242

	Total Investments — 95.4% (Cost $1,249,026)	1,220,233
	Other Assets in Excess of Liabilities — 4.6%	58,670

	NET ASSETS — 100.0%	$1,278,903

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
528	5 Year U.S. Treasury Note	12/31/15	USD	63,063	(339)

	Short Futures Outstanding
(133)	10 Year U.S. Treasury Note	12/21/15	USD	(16,899)	11
(67)	U.S. Treasury Long Bond	12/21/15	USD	(10,360)	113

					(215)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,909	AUD	Westpac Banking Corp.	09/15/15	10,783	10,603	(180)
15,411	CAD	TD Bank Financial Group	09/15/15	11,790	11,713	(77)
3,683,030	CLP	Goldman Sachs International††	09/15/15	5,786	5,309	(477)
29,992,926	COP	Credit Suisse International††	09/15/15	10,908	9,817	(1,091)
16,789,000	COP	Deutsche Bank AG††	09/15/15	5,749	5,496	(253)
5,150	EUR	HSBC Bank, N.A.	09/15/15	5,970	5,780	(190)
7,550	GBP	BNP Paribas	09/15/15	11,786	11,585	(201)
3,819	GBP	Merrill Lynch International	09/15/15	5,916	5,860	(56)
3,798	GBP	Royal Bank of Canada	09/15/15	5,882	5,828	(54)
3,719	GBP	State Street Corp.	09/15/15	5,860	5,706	(154)
22,943	ILS	Goldman Sachs International	09/16/15	6,071	5,848	(223)
179,734	MXN	Citibank, N.A.	09/15/15	11,666	10,747	(919)
165,433	MXN	Royal Bank of Canada	09/15/15	10,512	9,892	(620)
192,374	MXN	TD Bank Financial Group	09/15/15	11,814	11,503	(311)
57,303	MXN	Barclays Bank plc	09/30/15	3,549	3,423	(126)
7,622	SGD	BNP Paribas	09/15/15	5,585	5,398	(187)
8,224	SGD	TD Bank Financial Group	09/15/15	5,841	5,825	(16)
142,499	ZAR	Credit Suisse International	09/15/15	11,293	10,722	(571)
219,534	ZAR	HSBC Bank, N.A.	09/15/15	17,229	16,519	(710)
				163,990	157,574	(6,416)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,909	AUD	Goldman Sachs International	09/15/15	11,493	10,603	890
19,730	BRL	HSBC Bank, N.A.††	09/15/15	5,808	5,414	394
15,411	CAD	TD Bank Financial Group	09/15/15	11,814	11,713	101
3,683,030	CLP	Credit Suisse International††	09/15/15	5,720	5,309	411
4,037,837	CLP	Goldman Sachs International††	09/15/15	5,911	5,821	90
15,074,410	COP	Goldman Sachs International††	09/15/15	5,860	4,934	926
31,707,516	COP	HSBC Bank, N.A.††	09/15/15	11,646	10,379	1,267
3,741	GBP	Credit Suisse International	09/15/15	5,866	5,740	126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	43

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
22,943	ILS	Royal Bank of Canada	09/16/15	5,997	5,848	149
178,076	MXN	BNP Paribas	09/15/15	10,624	10,648	(24)
165,433	MXN	HSBC Bank, N.A.	09/15/15	10,651	9,892	759
194,032	MXN	Societe Generale	09/15/15	11,321	11,602	(281)
79,160	MXN	BNP Paribas	09/30/15	4,682	4,728	(46)
37,829	MXN	Goldman Sachs International	09/30/15	2,381	2,260	121
57,113	MXN	HSBC Bank, N.A.	09/30/15	3,699	3,411	288
259,378	PHP	Standard Chartered Bank††	09/15/15	5,702	5,543	159
44,190	PLN	BNP Paribas	09/15/15	11,718	11,699	19
21,316	PLN	HSBC Bank, N.A.	09/15/15	5,826	5,642	184
7,915	SGD	BNP Paribas	09/15/15	5,823	5,606	217
8,156	SGD	HSBC Bank, N.A.	09/15/15	5,938	5,777	161
15,897	SGD	Standard Chartered Bank	09/15/15	11,641	11,259	382
16,996	TRY	HSBC Bank, N.A.	09/15/15	5,733	5,816	(83)
222,783	ZAR	Barclays Bank plc	09/15/15	17,465	16,764	701
217,157	ZAR	BNP Paribas	09/15/15	17,152	16,339	813
72,007	ZAR	HSBC Bank, N.A.	09/15/15	5,849	5,418	431
				206,320	198,165	8,155

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — 126.4%
	U.S. Treasury Inflation Indexed Bonds,
2,565	0.750%, 02/15/45	2,341
2,485	2.375%, 01/15/25	3,648
2,042	2.500%, 01/15/29	2,746
	U.S. Treasury Inflation Indexed Notes,
1,670	0.125%, 04/15/17	1,748
700	0.125%, 04/15/19	712
5,150	0.125%, 04/15/20	5,227
5,809	0.125%, 07/15/22	5,893
2,690	0.375%, 07/15/25	2,655
114	0.625%, 07/15/21	123
2,410	1.375%, 07/15/18	2,777

	Total U.S. Treasury Obligations (Cost $27,437)	27,870

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 16.3%
	Investment Company — 16.3%
3,590	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $3,590)	3,590

	Total Investments — 142.7% (Cost $31,027)	31,460
	Liabilities in Excess of Other Assets — (42.7)%	(9,420)

	NET ASSETS — 100.0%	$22,040

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
722	EUR	Australia and New Zealand Banking Group Limited	09/03/15	805	810	5
11	EUR	Credit Suisse International	09/03/15	13	13	—	(h)
8	EUR	HSBC Bank, N.A.	09/03/15	8	8	—	(h)
31	EUR	Royal Bank of Canada	09/03/15	33	34	1
40	EUR	Standard Chartered Bank	09/03/15	44	45	1
3,084	EUR	Westpac Banking Corp.	09/03/15	3,480	3,461	(19)
				4,383	4,371	(12)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
4	EUR	Barclays Bank plc	09/03/15	5	5	—	(h)
12	EUR	Deutsche Bank AG	09/03/15	13	13	—	(h)
3,846	EUR	HSBC Bank, N.A.	09/03/15	4,208	4,316	(108)
16	EUR	Royal Bank of Canada	09/03/15	18	18	—	(h)
18	EUR	Standard Chartered Bank	09/03/15	19	20	(1)
				4,263	4,372	(109)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	45

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 4.0%
	ABFC Trust,
9,020	Series 2005-HE2, Class M3, VAR, 0.979%, 06/25/35	8,280
309	Series 2005-OPT1, Class A2C, VAR, 0.559%, 07/25/35	307
29,284	Series 2006-OPT2, Class A2, VAR, 0.339%, 10/25/36	24,591
	Accredited Mortgage Loan Trust,
3,592	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	3,491
3,907	Series 2006-2, Class A3, VAR, 0.349%, 09/25/36	3,854
	ACE Securities Corp. Home Equity Loan Trust,
3,005	Series 2005-HE7, Class A1B2, VAR, 0.799%, 11/25/35	2,892
32,922	Series 2006-FM1, Class A2B, VAR, 0.289%, 07/25/36	12,184
	Ameriquest Mortgage Securities Trust,
15,549	Series 2006-M3, Class A2B, VAR, 0.299%, 10/25/36	6,647
24,433	Series 2006-M3, Class A2C, VAR, 0.359%, 10/25/36	10,532
9,472	Series 2006-M3, Class A2D, VAR, 0.439%, 10/25/36	4,139
1,757	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.474%, 08/25/33	1,724
14,550	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.439%, 09/25/36	5,909
7,355	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.579%, 02/25/36	4,944
1,422	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.823%, 12/15/33	1,396
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.444%, 01/25/35	9,416
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,086
	Carrington Mortgage Loan Trust,
20,049	Series 2006-FRE2, Class A2, VAR, 0.319%, 10/25/36	12,003
16,904	Series 2006-NC2, Class A3, VAR, 0.349%, 06/25/36	14,075
	Centex Home Equity Loan Trust,
3,666	Series 2005-A, Class M2, VAR, 0.699%, 01/25/35	3,097

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

27	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	27
1,566	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.728%, 07/25/36	1,611
	Citigroup Mortgage Loan Trust,
3,426	Series 2006-HE1, Class M1, VAR, 0.529%, 01/25/36	3,363
1,483	Series 2007-AMC1, Class A2A, VAR, 0.249%, 12/25/36	829
10,528	Series 2007-AMC4, Class A2B, VAR, 0.331%, 05/25/37	10,331
	Credit-Based Asset Servicing and Securitization LLC,
13	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	13
6,129	Series 2006-CB4, Class AV4, VAR, 0.439%, 05/25/36	4,674
19,200	Series 2006-CB8, Class A1, VAR, 0.339%, 10/25/36	14,740
10,281	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.369%, 09/25/36	5,146
817	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.024%, 03/25/34	755
5,510	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.099%, 05/28/37 (e)	5,439
5,028	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.469%, 07/25/36	2,916
20,737	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.339%, 12/25/36	13,010
	Fremont Home Loan Trust,
32,866	Series 2006-B, Class 2A3, VAR, 0.359%, 08/25/36	13,533
15,332	Series 2006-C, Class 2A2, VAR, 0.349%, 10/25/36	7,860
	GSAA Home Equity Trust,
9,767	Series 2007-5, Class 1AV1, VAR, 0.299%, 03/25/47	4,998
8,201	Series 2007-5, Class 2A1A, VAR, 0.319%, 04/25/47	6,666
	GSAMP Trust,
20,737	Series 2006-FM1, Class A1, VAR, 0.359%, 04/25/36	15,439
6,193	Series 2006-FM2, Class A2C, VAR, 0.349%, 09/25/36	2,907
8,420	Series 2006-FM2, Class A2D, VAR, 0.439%, 09/25/36	4,031

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
26,791	Series 2006-HE3, Class A2C, VAR, 0.359%, 05/25/46	23,926
6,316	Series 2006-NC1, Class A2, VAR, 0.379%, 02/25/36	6,148
32,045	Series 2007-HE1, Class A2C, VAR, 0.349%, 03/25/47	26,826
11,383	Series 2007-NC1, Class A2C, VAR, 0.349%, 12/25/46	6,230
2,500	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,497
18,100	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.629%, 02/25/36	16,626
	Home Equity Mortgage Loan Asset-Backed Trust,
1,406	Series 2004-B, Class M2, VAR, 1.324%, 11/25/34	1,313
20,858	Series 2006-C, Class 2A, VAR, 0.329%, 08/25/36	16,777
20,626	Series 2006-D, Class 1A, VAR, 0.339%, 11/25/36	16,422
13,800	Series 2006-D, Class 2A3, VAR, 0.359%, 11/25/36	8,773
25,491	Series 2006-E, Class 2A3, VAR, 0.369%, 04/25/37	17,198
22,882	Series 2007-B, Class 2A3, VAR, 0.399%, 07/25/37	14,445
10,758	HSI Asset Securitization Corp Trust, Series 2006-HE2, Class 2A2, VAR, 0.309%, 12/25/36	4,774
2,447	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.129%, 09/25/35	2,285
2,351	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.054%, 07/25/34	2,265
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB05/18/23 (e)	19,387
28,186	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.349%, 04/25/36	12,900
	Merrill Lynch Mortgage Investors Trust,
13,936	Series 2006-FF1, Class M3, VAR, 0.509%, 08/25/36	12,606
10,541	Series 2007-HE3, Class A1, VAR, 0.269%, 04/25/47	6,097
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.069%, 11/25/34	7,642
1,970	Series 2005-WMC5, Class M4, VAR, 1.159%, 06/25/35	1,933

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

51	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.369%, 02/25/36	51
19,739	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.374%, 06/25/37	17,578
	New Century Home Equity Loan Trust,
49	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	50
3,430	Series 2005-4, Class M2, VAR, 0.709%, 09/25/35	3,015
5,352	Series 2005-C, Class A2C, VAR, 0.449%, 12/25/35	5,187
22,605	Series 2005-C, Class A2D, VAR, 0.539%, 12/25/35	19,270
11,195	Series 2006-1, Class A2B, VAR, 0.379%, 05/25/36	8,280
19,727	Series 2006-2, Class A2B, VAR, 0.359%, 08/25/36	15,758
21,060	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.389%, 04/25/37	17,329
11,534	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.689%, 05/25/35	10,706
	NovaStar Mortgage Funding Trust,
10,971	Series 2006-4, Class A2C, VAR, 0.349%, 09/25/36	5,724
6,131	Series 2006-4, Class A2D, VAR, 0.449%, 09/25/36	3,236
26,318	Series 2007-1, Class A1A, VAR, 0.329%, 03/25/37	18,242
47,389	Series 2007-1, Class A2C, VAR, 0.379%, 03/25/37	24,459
1,820	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	1,820
	Option One Mortgage Loan Trust,
1,626	Series 2004-3, Class M2, VAR, 1.054%, 11/25/34	1,500
21,094	Series 2005-5, Class M1, VAR, 0.589%, 12/25/35	18,400
3,470	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, VAR, 1.144%, 02/25/35	3,460
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.809%, 07/25/35	7,514
	RASC Trust,
151	Series 2005-KS6, Class M2, VAR, 0.649%, 07/25/35	151

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	47

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — continued
3,526	Series 2006-KS1, Class A4, VAR, 0.499%, 02/25/36	3,492
	Renaissance Home Equity Loan Trust,
2,023	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	2,038
416	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	410
	Saxon Asset Securities Trust,
1,882	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,837
16,276	Series 2006-2, Class A3C, VAR, 0.349%, 09/25/36	15,053
	Securitized Asset-Backed Receivables LLC Trust,
17,487	Series 2006-NC3, Class A1, VAR, 0.339%, 09/25/36	11,790
5,709	Series 2007-NC2, Class A2B, VAR, 0.339%, 01/25/37	3,969
14,996	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.379%, 02/25/36	9,485
18,715	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.479%, 06/25/37	11,601
12,814	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,065
2,549	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	2,524
	Structured Asset Investment Loan Trust,
7,175	Series 2003-BC5, Class M1, VAR, 1.324%, 06/25/33	6,884
6,825	Series 2005-HE3, Class M1, VAR, 0.679%, 09/25/35	6,013
22,398	Series 2006-3, Class A5, VAR, 0.349%, 06/25/36	19,037
5,808	Series 2006-BNC2, Class A5, VAR, 0.359%, 05/25/36	4,776
23,385	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE2, Class 2A4, VAR, 0.559%, 04/25/37	11,497

	Total Asset-Backed Securities (Cost $783,919)	783,126

Collateralized Mortgage Obligations — 5.9%
	Agency CMO — 1.9%
	Federal Home Loan Mortgage Corp. REMIC,
729	Series 2906, Class SW, IF, IO, 6.502%, 11/15/34	15
6,164	Series 3155, Class PS, IF, IO, 6.952%, 05/15/36	1,044
627	Series 3171, Class OJ, PO, 06/15/36	551

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
2,536	Series 3218, Class AS, IF, IO, 6.382%, 09/15/36	492
4,602	Series 3236, Class IS, IF, IO, 6.452%, 11/15/36	944
4,659	Series 3692, Class PS, IF, IO, 6.402%, 05/15/38	336
9,059	Series 3737, Class LI, IO, 4.500%, 05/15/24	523
8,839	Series 3850, Class LS, IF, IO, 1.663%, 05/15/39	633
19,376	Series 3962, Class KS, IF, IO, 1.944%, 06/15/38	1,599
21,174	Series 3997, Class HS, IF, IO, 6.352%, 03/15/38	3,442
44,120	Series 4002, Class MI, IO, 4.000%, 01/15/39	5,971
9,061	Series 4013, Class SB, IF, IO, 6.252%, 03/15/42	2,246
11,848	Series 4033, Class SC, IF, IO, 6.352%, 10/15/36	2,242
35,692	Series 4050, Class EI, IO, 4.000%, 02/15/39	4,088
23,969	Series 4057, Class BS, IF, IO, 5.852%, 09/15/39	3,966
17,442	Series 4057, Class CS, IF, IO, 5.852%, 04/15/39	2,971
204,141	Series 4057, Class SA, IF, IO, 5.852%, 04/15/39	30,182
29,476	Series 4073, Class AS, IF, IO, 5.852%, 08/15/38	4,712
40,859	Series 4083, Class MS, IF, IO, 5.852%, 05/15/39	7,000
54,393	Series 4084, Class GS, IF, IO, 5.852%, 04/15/39	8,599
17,347	Series 4086, Class TS, IF, IO, 5.902%, 04/15/37	2,352
33,491	Series 4093, Class SD, IF, IO, 6.502%, 01/15/38	7,725
36,782	Series 4097, Class SA, IF, IO, 5.852%, 08/15/42	8,127
41,762	Series 4097, Class TS, IF, IO, 5.902%, 05/15/39	8,087
22,541	Series 4099, Class BS, IF, IO, 5.852%, 06/15/39	4,368
1,396	Series 4100, Class KJ, 3.500%, 08/15/42	1,346
10,651	Series 4102, Class SW, IF, IO, 5.902%, 05/15/39	2,154
9,636	Series 4113, Class JS, IF, IO, 5.852%, 07/15/39	1,660

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
14,476	Series 4116, Class MS, IF, IO, 6.002%, 11/15/39	3,092
61,053	Series 4122, Class SJ, IF, IO, 5.952%, 12/15/40	12,054
11,324	Series 4123, Class SA, IF, IO, 6.002%, 09/15/39	2,030
10,173	Series 4132, Class SE, IF, IO, 6.002%, 12/15/40	2,031
12,983	Series 4136, Class SA, IF, IO, 6.002%, 12/15/39	2,403
73,217	Series 4174, Class SA, IF, IO, 6.002%, 05/15/39	12,643
43,823	Series 4199, Class SD, IF, IO, 6.002%, 06/15/39	7,987
15,911	Series 4229, Class AS, IF, IO, 5.952%, 12/15/38	2,768
19,044	Series 4267, Class CI, IO, 4.000%, 05/15/39	2,685
	Federal National Mortgage Association REMIC,
1,863	Series 2004-61, Class NS, IF, IO, 7.501%, 08/25/34	480
4,974	Series 2004-72, Class S, IF, IO, 6.301%, 09/25/34	1,086
1,696	Series 2005-13, Class AS, IF, IO, 5.901%, 03/25/35	289
4,327	Series 2005-57, Class DI, IF, IO, 6.501%, 03/25/35	298
4,070	Series 2006-3, Class SB, IF, IO, 6.501%, 07/25/35	642
2,832	Series 2006-20, Class IG, IF, IO, 6.451%, 04/25/36	481
1,363	Series 2006-72, Class XI, IF, IO, 6.301%, 08/25/36	238
2,127	Series 2006-106, Class CS, IF, IO, 6.391%, 11/25/36	331
2,540	Series 2006-108, Class S, IF, IO, 7.001%, 11/25/36	700
3,354	Series 2006-109, Class SG, IF, IO, 6.431%, 11/25/36	518
4,759	Series 2006-125, Class SA, IF, IO, 6.521%, 01/25/37	824
3,301	Series 2007-32, Class SD, IF, IO, 5.911%, 04/25/37	581
3,216	Series 2007-37, Class SA, IF, IO, 5.921%, 05/25/37	471
9,093	Series 2007-55, Class S, IF, IO, 6.561%, 06/25/37	1,979
2,380	Series 2007-88, Class MI, IF, IO, 6.321%, 09/25/37	510

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
960	Series 2007-88, Class XI, IF, IO, 6.341%, 06/25/37	169
6,803	Series 2007-91, Class AS, IF, IO, 6.201%, 10/25/37	1,009
3,957	Series 2008-17, Class KS, IF, IO, 6.151%, 11/25/37	595
1,701	Series 2008-34, Class GS, IF, IO, 6.251%, 05/25/38	314
2,155	Series 2008-41, Class S, IF, IO, 6.601%, 11/25/36	423
1,107	Series 2010-54, Class PA, 4.500%, 04/25/39	1,117
6,027	Series 2011-18, Class UA, 4.000%, 08/25/38	6,107
398	Series 2011-70, Class CL, 3.000%, 08/25/26	400
2,716	Series 2012-20, Class JS, IF, IO, 5.801%, 10/25/38	348
8,382	Series 2012-42, Class PS, IF, IO, 6.381%, 08/25/41	849
58,616	Series 2012-73, Class LS, IF, IO, 5.851%, 06/25/39	9,451
35,775	Series 2012-74, Class AS, IF, IO, 5.851%, 03/25/39	5,697
11,414	Series 2012-76, Class DS, IF, IO, 6.351%, 05/25/39	2,037
10,337	Series 2012-84, Class QS, IF, IO, 6.451%, 09/25/31	2,275
9,228	Series 2012-84, Class SQ, IF, IO, 6.451%, 08/25/32	2,285
36,476	Series 2012-87, Class NS, IF, IO, 5.851%, 02/25/39	6,750
29,551	Series 2012-94, Class KS, IF, IO, 6.451%, 05/25/38	6,667
25,857	Series 2012-94, Class SL, IF, IO, 6.501%, 05/25/38	5,895
37,443	Series 2012-98, Class SA, IF, IO, 5.851%, 05/25/39	6,571
12,863	Series 2012-104, Class QS, IF, IO, 5.901%, 03/25/39	2,363
10,755	Series 2012-107, Class QS, IF, IO, 5.901%, 10/25/40	2,258
10,626	Series 2012-110, Class MS, IF, IO, 5.801%, 10/25/42	2,283
18,699	Series 2012-110, Class SB, IF, IO, 6.501%, 10/25/32	4,390
6,557	Series 2012-111, Class KS, IF, IO, 5.951%, 01/25/40	1,079

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	49

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
27,600	Series 2012-114, Class DS, IF, IO, 5.901%, 08/25/39	4,604
29,175	Series 2012-114, Class HS, IF, IO, 5.951%, 03/25/40	5,215
26,652	Series 2012-120, Class ES, IF, IO, 6.001%, 11/25/39	5,391
35,363	Series 2012-120, Class SE, IF, IO, 6.001%, 02/25/39	6,713
25,859	Series 2012-124, Class DS, IF, IO, 5.951%, 04/25/40	4,688
31,910	Series 2012-124, Class LS, IF, IO, 6.001%, 07/25/40	6,758
35,014	Series 2012-137, Class CS, IF, IO, 6.001%, 08/25/41	7,142
40,844	Series 2013-9, Class SG, IF, IO, 6.001%, 03/25/39	7,836
5,393	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	489
10,989	Series 2013-131, Class S, IF, IO, 5.851%, 01/25/34	2,507
61,838	Series 2014-61, Class SA, IO, VAR, 1.794%, 10/25/44	4,524
	Federal National Mortgage Association STRIPS,
1,253	Series 366, Class 18, IO, 4.000%, 11/25/20	71
1,305	Series 377, Class 2, IO, 5.000%, 10/25/36	267
1,605	Series 379, Class 2, IO, 5.500%, 05/25/37	342
4,503	Series 390, Class C7, IO, 4.000%, 07/25/23	203
7,228	Series 390, Class C8, IO, 4.500%, 07/25/23	400
	Government National Mortgage Association,
806	Series 2005-7, Class NL, IF, IO, 6.552%, 03/17/33	91
3,517	Series 2009-41, Class GS, IF, IO, 5.852%, 06/16/39	536
8,988	Series 2013-69, Class SM, IF, IO, 5.997%, 05/20/43	1,321
14,039	Series 2013-165, Class ST, IF, IO, 5.947%, 11/20/43	2,494
17,034	Series 2013-190, Class KS, IF, IO, 5.347%, 12/20/43	2,438
8,665	Series 2014-2, Class NS, IF, IO, 5.947%, 01/20/44	1,568
11,829	Series 2014-68, Class SK, IF, IO, 5.997%, 05/20/44	2,084
36,750	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	1,637

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
20,518	Series 2014-98, Class SM, IF, IO, 5.997%, 07/20/44	3,558
76,362	Series 2014-119, Class SA, IF, IO, 5.397%, 08/20/44	13,478
19,809	Series 2014-129, Class SK, IF, IO, 5.997%, 09/20/44	3,477
17,533	Series 2014-183, Class SG, IF, IO, 5.997%, 12/20/44	2,909
28,883	Series 2015-63, Class SN, IF, IO, 6.097%, 05/20/45	7,210
38,583	Series 2015-80, Class MS, IF, IO, 6.047%, 06/20/45	10,499
28,217	Series 2015-99, Class KS, IF, IO, 5.997%, 07/20/45	7,449

		363,727

	Non-Agency CMO — 4.0%
	Adjustable Rate Mortgage Trust,
11,032	Series 2005-5, Class 5A1, VAR, 2.854%, 09/25/35	9,749
2,420	Series 2005-10, Class 1A21, VAR, 2.772%, 01/25/36	2,091
	Alternative Loan Trust,
745	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	760
2,398	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,291
3,134	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	3,115
5,968	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	5,797
1,510	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	1,513
7,416	Series 2005-70CB, Class A5, 5.500%, 12/25/35	6,872
1,216	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,243
2,435	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	2,482
2,532	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	2,452
2,430	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,221
4,378	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,003
6,386	Series 2006-25CB, Class A9, 6.000%, 10/25/36	5,741
996	Series 2006-28CB, Class A17, 6.000%, 10/25/36	813

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,551	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,183
877	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	791
298	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	264
1,195	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	987
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,108
2,654	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.389%, 09/25/46	1,875
	Banc of America Alternative Loan Trust,
5,501	Series 2004-1, Class 1A1, 6.000%, 02/25/34	5,844
3,497	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	3,388
2,796	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,585
3,083	Series 2006-4, Class 2A1, 6.000%, 05/25/21	3,013
	Banc of America Funding Trust,
3,201	Series 2005-1, Class 1A1, 5.500%, 02/25/35	3,231
1,581	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,586
2,997	Series 2006-D, Class 5A2, VAR, 4.776%, 05/20/36	2,720
13,908	Series 2014-R7, Class 1A1, VAR, 0.341%, 05/26/36 (e)	12,577
3,488	Series 2014-R7, Class 2A1, VAR, 0.331%, 09/26/36 (e)	3,261
15,394	Series 2015-R1, Class A1, VAR, 0.389%, 05/26/37	14,189
	Banc of America Mortgage Trust,
1,192	Series 2005-11, Class 2A1, 5.250%, 12/25/20	1,207
8,267	Series 2007-3, Class 1A1, 6.000%, 09/25/37	7,499
3,470	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.341%, 05/26/37 (e)	3,359
12,913	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.258%, 02/25/36	11,932
6,773	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	6,886

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
2,587	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.000%, 05/25/35	2,720
	CHL Mortgage Pass-Through Trust,
3,880	Series 2005-20, Class A7, 5.250%, 12/25/27	3,722
1,133	Series 2005-21, Class A2, 5.500%, 10/25/35	1,131
2,472	Series 2006-15, Class A1, 6.250%, 10/25/36	2,206
1,346	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,218
4,037	Series 2007-5, Class A6, VAR, 0.549%, 05/25/37	3,133
7,981	Series 2007-17, Class 1A1, 6.000%, 10/25/37	7,856
	Citicorp Mortgage Securities Trust,
4,012	Series 2006-5, Class 1A3, 6.000%, 10/25/36	3,939
648	Series 2006-7, Class 2A1, 5.500%, 12/25/21	659
6,361	Series 2007-5, Class 1A9, 6.000%, 06/25/37	6,536
	Citigroup Mortgage Loan Trust,
1,998	Series 2006-4, Class 1A1, 5.500%, 12/25/20	1,965
6,787	Series 2013-11, Class 1A4, 0.361%, 10/25/46 (e)	6,387
6,743	Series 2014-10, Class 1A1, VAR, 0.326%, 11/25/36 (e)	6,022
10,684	Series 2014-10, Class 3A1, VAR, 0.390%, 07/25/36 (e)	9,817
10,920	Series 2014-10, Class 4A1, VAR, 0.360%, 02/25/37 (e)	9,888
6,056	Series 2014-10, Class 5A1, VAR, 0.341%, 06/25/36 (e)	5,518
6,672	Series 2014-11, Class 4A1, VAR, 0.291%, 07/25/36 (e)	5,993
23,653	Series 2014-12, Class 1A4, VAR, 0.316%, 08/25/36 (e)	21,348
3,498	Series 2014-12, Class 2A4, VAR, 4.387%, 02/25/37 (e)	3,451
	CitiMortgage Alternative Loan Trust,
5,932	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	5,489
4,126	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	3,905
455	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	460

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	51

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
2,714	Series 2003-AR24, Class 2A4, VAR, 2.577%, 10/25/33	2,675
2,764	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,834
739	Series 2005-5, Class 1A1, 5.000%, 07/25/20	740
245	Series 2005-7, Class 3A1, 5.000%, 08/25/20	244
15,675	CSMC, Series 2015-3R, Class 5A1, VAR, 0.341%, 09/29/36 (e)	15,018
	CSMC Trust,
6,545	Series 2011-12R, Class 3A1, VAR, 2.367%, 07/27/36 (e)	6,470
6,819	Series 2014-10R, Class 4A1, VAR, 0.357%, 12/27/36 (e)	6,490
4,728	Series 2014-11R, Class 8A1, VAR, 0.527%, 04/27/37 (e)	4,553
18,497	Series 2014-11R, Class 9A1, VAR, 0.327%, 10/27/36 (e)	17,488
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
3,709	Series 2005-1, Class 1A1, VAR, 0.699%, 02/25/35	3,444
1,791	Series 2005-1, Class 2A1, VAR, 5.807%, 02/25/20	1,841
24,458	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.278%, 06/27/37 (e)	24,434
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
15,955	Series 2014-DN1, Class M2, VAR, 2.399%, 02/25/24	16,060
6,188	Series 2014-DN2, Class M2, VAR, 1.849%, 04/25/24	6,135
4,125	Series 2014-DN2, Class M3, VAR, 3.799%, 04/25/24	3,888
1,643	Series 2014-DN3, Class M2, VAR, 2.599%, 08/25/24	1,659
12,920	Series 2014-DN3, Class M3, VAR, 4.199%, 08/25/24	12,537
7,780	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2, VAR, 5.199%, 07/25/25	7,804
3,343	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	2,576

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
3,695	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	3,137
3,421	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	3,274
3,997	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.509%, 10/25/45	3,240
3,479	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.361%, 04/26/37 (e)	3,239
	GSR Mortgage Loan Trust,
3,890	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	3,580
2,841	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	2,669
147	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	129
759	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	747
	HarborView Mortgage Loan Trust,
4,283	Series 2004-9, Class 2A, VAR, 2.498%, 12/19/34	3,534
9,101	Series 2006-9, Class 2A1A, VAR, 0.415%, 11/19/36	6,691
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.829%, 01/25/35	4,883
3,474	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.979%, 10/25/34	3,255
2,320	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	2,324
	Lehman Mortgage Trust,
421	Series 2005-1, Class 7A1, 5.500%, 11/25/20	417
1,480	Series 2006-4, Class 3A1, 5.000%, 08/25/21	1,433
3,256	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.349%, 12/25/36	3,101
	LSTAR Securities Investment Trust,
19,363	Series 2014-1, Class NOTE, VAR, 3.287%, 09/01/21 (e)	19,411
12,866	Series 2014-2, Class A, VAR, 2.187%, 12/01/21 (e)	12,788
24,130	Series 2015-1, Class A, VAR, 2.189%, 01/01/20	24,037
23,982	Series 2015-2, Class A, VAR, 2.189%, 01/01/20 (e)	23,800

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
13,941	Series 2015-3, Class A, VAR, 2.197%, 03/01/20 (e)	13,846
13,806	Series 2015-4, Class A1, VAR, 2.189%, 04/01/20 (e)	13,628
14,830	Series 2015-6, Class A, VAR, 2.187%, 05/01/20 (e)	14,690
4,092	Series 2015-7, Class A, VAR, 2.189%, 07/01/20 (e)	4,034
	MASTR Alternative Loan Trust,
2,099	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,146
1,510	Series 2004-13, Class 9A1, 5.500%, 01/25/35	1,518
4,291	Series 2005-5, Class 3A1, 5.750%, 08/25/35	3,697
2,239	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,130
6,932	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.361%, 12/26/36 (e)	6,204
3,203	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.674%, 10/25/32	3,448
	RALI Trust,
3,021	Series 2003-QS16, Class A1, 5.000%, 08/25/18	3,042
1,761	Series 2003-QS20, Class CB, 5.000%, 11/25/18	1,795
979	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	992
2,783	Series 2006-QO9, Class A4A, VAR, 0.369%, 12/25/46	2,726
719	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	682
538	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	543
3,358	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.321%, 09/26/36 (e)	3,168
	Residential Asset Securitization Trust,
320	Series 2004-A6, Class A1, 5.000%, 08/25/19	328
8,183	Series 2006-A1, Class 1A6, VAR, 0.699%, 04/25/36	5,001
26,833	Series 2006-R1, Class A2, VAR, 0.599%, 01/25/46	13,671
	RFMSI Trust,
1,206	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,226
7,476	Series 2005-SA2, Class 2A2, VAR, 3.076%, 06/25/35	7,171

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
6,021	Series 2006-S9, Class A1, 6.250%, 09/25/36	5,718
4,842	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	4,363
7,075	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	6,414
3,272	Series 2006-SA4, Class 2A1, VAR, 3.499%, 11/25/36	2,829
1,906	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,737
10,764	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	10,093
	Springleaf Mortgage Loan Trust,
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,740
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,417
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,019
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,863
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,051
	Structured Asset Securities Corp. Trust,
365	Series 2005-6, Class 5A1, 5.000%, 05/25/35	372
1,784	Series 2005-17, Class 4A5, 5.500%, 10/25/35	1,835
7,269	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.851%, 11/25/33	7,693
	Thornburg Mortgage Securities Trust,
4,078	Series 2002-4, Class 3A, VAR, 2.222%, 12/25/42	4,010
5,997	Series 2007-4, Class 3A1, VAR, 6.086%, 09/25/37	6,145
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
4,027	Series 2005-7, Class 1A2, VAR, 0.649%, 09/25/35	3,186
282	Series 2005-8, Class 1A8, 5.500%, 10/25/35	263
1,214	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,104
	Wells Fargo Alternative Loan Trust,
3,753	Series 2005-1, Class 1A2, 5.500%, 02/25/35	3,958
6,885	Series 2005-2, Class M1, VAR, 0.874%, 10/25/35	6,262

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	53

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Wells Fargo Mortgage-Backed Securities Trust,
1,155	Series 2005-16, Class A8, 5.750%, 01/25/36	1,200
4,132	Series 2006-11, Class A4, 5.000%, 09/25/36	3,784
5,005	Series 2006-11, Class A8, 6.000%, 09/25/36	4,768
2,826	Series 2006-11, Class A9, 6.500%, 09/25/36	2,744
10	Series 2006-11, Class A13, 6.000%, 09/25/36	9
8,754	Series 2006-15, Class A1, 6.000%, 11/25/36	8,431
951	Series 2006-17, Class A1, 5.500%, 11/25/21	962
490	Series 2007-3, Class 3A1, 5.500%, 04/25/22	504
836	Series 2007-5, Class 2A3, 5.500%, 05/25/22	849
7,619	Series 2007-7, Class A1, 6.000%, 06/25/37	7,635
5,290	Series 2007-7, Class A39, 6.000%, 06/25/37	5,302
9,025	Series 2007-7, Class A49, 6.000%, 06/25/37	9,045
8,732	Series 2007-8, Class 2A8, 6.000%, 07/25/37	8,586
4,000	Series 2007-10, Class 1A5, 6.000%, 07/25/37	3,990
1,862	Series 2007-11, Class A85, 6.000%, 08/25/37	1,820
375	Series 2007-11, Class A96, 6.000%, 08/25/37	371

		775,328

	Total Collateralized Mortgage Obligations (Cost $1,108,226)	1,139,055

Commercial Mortgage-Backed Securities — 1.1%
	BAMLL Commercial Mortgage Securities Trust,
14,418	Series 2013-DSNY, Class F, VAR, 3.687%, 09/15/26 (e)	14,413
13,285	Series 2014-FL1, Class D, VAR, 4.198%, 12/15/31 (e)	13,015
21,520	Series 2014-FL1, Class E, VAR, 5.698%, 12/15/31 (e)	19,454
29,010	Series 2014-INLD, Class E, VAR, 3.528%, 12/15/29 (e)	28,489
6,710	Series 2015-ASHF, Class D, VAR, 3.188%, 01/15/28 (e)	6,669

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

7,240	Series 2015-ASHF, Class E, VAR, 4.188%, 01/15/28 (e)	7,211
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 3.687%, 11/15/31 (e)	4,064
10,030	Series 2014-FL2, Class COL2, VAR, 4.687%, 11/15/31 (e)	9,960
9,970	Citigroup Commercial Mortgage Trust 2015-SHP2, Series 2015-SHP2, Class E, VAR, 4.548%, 07/15/27 (e)	9,947
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 3.838%, 08/15/31 (e)	8,648
5,920	Series 2014-FL5, Class KH2, VAR, 4.688%, 08/15/31 (e)	5,496
16,803	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	16,084
	CSMC Trust,
27,930	Series 2015-DEAL, Class E, VAR, 4.198%, 04/15/29 (e)	27,659
11,080	Series 2015-SAND, Class E, VAR, 4.040%, 08/15/30 (e)	11,080
23,372	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.918%, 11/15/29 (e)	23,117

	Total Commercial Mortgage-Backed Securities (Cost $202,899)	205,306

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
721	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—	(h)

	Household Durables — 0.0% (g)
5,000	Standard Pacific Corp., 1.250%, 08/01/32	5,909

	Total Consumer Discretionary	5,909

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
2,495	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	2,107

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e)	6,536

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Convertible Bonds — continued
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,550	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	2,945

	Total Convertible Bonds (Cost $17,460)	17,497

Corporate Bonds — 35.1%
	Consumer Discretionary — 8.0%
	Auto Components — 0.7%
5,573	American Axle & Manufacturing, Inc., 6.250%, 03/15/21	5,685
	Dana Holding Corp.,
1,285	5.375%, 09/15/21	1,288
5,595	5.500%, 12/15/24	5,497
6,710	6.000%, 09/15/23	6,761
2,730	6.750%, 02/15/21	2,839
	Goodyear Tire & Rubber Co. (The),
7,330	6.500%, 03/01/21	7,759
12,825	7.000%, 05/15/22	13,627
10,756	8.250%, 08/15/20	11,213
4,160	8.750%, 08/15/20	4,954
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
14,466	4.875%, 03/15/19	14,654
1,500	6.000%, 08/01/20	1,552
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,243
1,710	Lear Corp., 5.250%, 01/15/25	1,702
10,165	MPG Holdco I, Inc., 7.375%, 10/15/22	10,673
7,210	Omega U.S. Sub LLC, 8.750%, 07/15/23 (e)	6,597
3,879	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	4,034
	Schaeffler Finance B.V., (Netherlands),
4,490	4.250%, 05/15/21 (e)	4,367
3,240	4.750%, 05/15/23 (e)	3,118
11,087	UCI International, Inc., 8.625%, 02/15/19	9,091
	ZF North America Capital, Inc.,
7,503	4.000%, 04/29/20 (e)	7,502
6,090	4.500%, 04/29/22 (e)	5,900
11,125	4.750%, 04/29/25 (e)	10,541

		143,597

	Automobiles — 0.5%
53,380	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	57,261
	Fiat Chrysler Automobiles N.V., (Netherlands),
8,944	4.500%, 04/15/20	8,949
3,630	5.250%, 04/15/23	3,589

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Automobiles — continued
16,800	General Motors Co., 4.875%, 10/02/23	17,108
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,118
4,000	4.250%, 11/15/19 (e)	3,980
1,350	5.625%, 02/01/23 (e)	1,348
	Motors Liquidation Co.,
1,533	0.000%, 03/06/32	—	(h)
1,545	0.000%, 07/15/33	—	(h)
170	0.000%, 04/15/41	—	(h)
505	0.000%, 07/15/41	—	(h)
581	0.000%, 05/15/48	—	(h)
175	0.000%, 06/01/49	—	(h)
51	0.000%, 10/01/51	—	(h)
687	0.000%, 02/15/52	—	(h)

		100,353

	Distributors — 0.0% (g)
9,854	VWR Funding, Inc., 7.250%, 09/15/17	10,145

	Diversified Consumer Services — 0.1%
	Service Corp. International,
2,805	5.375%, 05/15/24	2,917
8,670	7.500%, 04/01/27	10,010
1,585	7.625%, 10/01/18	1,775
1,900	8.000%, 11/15/21	2,214

		16,916

	Hotels, Restaurants & Leisure — 2.0%
8,280	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	8,528
1,932	Boyd Gaming Corp., 6.875%, 05/15/23	1,985
	Caesars Entertainment Operating Co., Inc.,
11,310	8.500%, 02/15/20 (d)	9,444
8,490	9.000%, 02/15/20 (d)	7,216
30,785	9.000%, 02/15/20 (d)	26,398
9,205	11.250%, 06/01/17 (d)	7,721
4,315	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	4,261
18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	10,737
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	8,032
4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	4,430

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	55

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
3,860	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	4,140
8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	9,059
	International Game Technology plc, (United Kingdom),
12,105	6.250%, 02/15/22 (e)	11,643
4,445	6.500%, 02/15/25 (e)	4,212
12,387	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	12,232
	Isle of Capri Casinos, Inc.,
11,250	5.875%, 03/15/21	11,588
2,405	8.875%, 06/15/20	2,579
1,102	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,178
8,790	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	8,570
	MGM Resorts International,
15,705	5.250%, 03/31/20	15,784
23,350	6.000%, 03/15/23	23,700
1,250	6.625%, 12/15/21	1,328
15,575	6.750%, 10/01/20	16,588
8,368	7.625%, 01/15/17	8,807
41,445	7.750%, 03/15/22	45,900
1,500	8.625%, 02/01/19	1,676
1,090	11.375%, 03/01/18	1,281
6,300	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	6,395
1,447	Real Mex Restaurants, Inc., 7.000%, 03/21/16	1,447
2,430	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,533
	Royal Caribbean Cruises Ltd., (Liberia),
9,569	7.250%, 03/15/18	10,574
427	7.500%, 10/15/27	495
6,545	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	6,414
	Scientific Games International, Inc.,
4,095	7.000%, 01/01/22 (e)	4,187
12,740	10.000%, 12/01/22	11,689
7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,603
9,378	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	9,870
8,000	Station Casinos LLC, 7.500%, 03/01/21	8,463

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	13,002
	Viking Cruises Ltd., (Bermuda),
1,905	6.250%, 05/15/25 (e)	1,876
3,575	8.500%, 10/15/22 (e)	3,933
24,240	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	22,422

		379,920

	Household Durables — 0.4%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21	2,214
1,160	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	974
	Brookfield Residential Properties, Inc., (Canada),
1,673	6.375%, 05/15/25 (e)	1,619
4,006	6.500%, 12/15/20 (e)	3,996
1,568	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,521
4,500	Jarden Corp., 7.500%, 05/01/17	4,837
4,500	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15	4,455
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,925
2,000	6.950%, 06/01/18	2,170
6,355	Series B, 12.250%, 06/01/17	7,340
7,571	M/I Homes, Inc., 8.625%, 11/15/18	7,826
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,722
9,280	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	9,466
	Standard Pacific Corp.,
2,780	8.375%, 01/15/21	3,266
2,395	10.750%, 09/15/16	2,611
6,040	Tempur Sealy International, Inc., 6.875%, 12/15/20	6,463
8,940	WCI Communities, Inc., 6.875%, 08/15/21	9,365

		76,770

	Internet & Catalog Retail — 0.1%
2,838	Acosta, Inc., 7.750%, 10/01/22 (e)	2,811
5,750	Netflix, Inc., 5.750%, 03/01/24	6,002
	Sitel LLC/Sitel Finance Corp.,
3,891	11.000%, 08/01/17 (e)	4,013
3,968	11.500%, 04/01/18	4,087

		16,913

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Leisure Products — 0.1%
10,175	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	7,809
4,397	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	4,474

		12,283

	Media — 3.3%
	Altice Luxembourg S.A., (Luxembourg),
5,605	7.625%, 02/15/25 (e)	5,325
14,726	7.750%, 05/15/22 (e)	14,358
8,340	AMC Entertainment, Inc., 5.750%, 06/15/25	8,298
15,802	AMC Networks, Inc., 7.750%, 07/15/21	16,869
	Cablevision Systems Corp.,
15,075	7.750%, 04/15/18	16,242
20,842	8.000%, 04/15/20	22,561
2,270	8.625%, 09/15/17	2,480
13,275	CCO Safari II LLC, 4.908%, 07/23/25 (e)	13,149
1,500	Cenveo Corp., 6.000%, 08/01/19 (e)	1,264
2,183	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	2,000
	Cinemark USA, Inc.,
4,655	4.875%, 06/01/23	4,539
13,061	7.375%, 06/15/21	13,812
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,558
1,185	Series A, 7.625%, 03/15/20	1,215
46,866	Series B, 6.500%, 11/15/22	48,412
48,745	Series B, 7.625%, 03/15/20	50,451
	CSC Holdings LLC,
2,024	6.750%, 11/15/21	2,123
4,140	7.875%, 02/15/18	4,523
	DISH DBS Corp.,
1,965	5.000%, 03/15/23	1,735
23,144	5.875%, 07/15/22	21,886
28,726	5.875%, 11/15/24	26,176
33,013	6.750%, 06/01/21	33,142
10,913	7.875%, 09/01/19	11,829
8,440	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	7,934
5,040	Gray Television, Inc., 7.500%, 10/01/20	5,212
13,289	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	14,286
2,484	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,708
	iHeartCommunications, Inc.,
7,578	9.000%, 12/15/19	7,133
11,345	9.000%, 03/01/21	10,054
4,010	10.625%, 03/15/23	3,599

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,187
3,700	LIN Television Corp., 6.375%, 01/15/21	3,746
1,615	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	1,712
2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	2,942
2,825	Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (e)	2,846
3,590	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	3,751
	Nexstar Broadcasting, Inc.,
3,870	6.125%, 02/15/22 (e)	3,899
12,080	6.875%, 11/15/20	12,684
16,649	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	16,420
	Numericable-SFR SAS, (France),
3,122	4.875%, 05/15/19 (e)	3,142
31,685	6.000%, 05/15/22 (e)	31,685
5,291	6.250%, 05/15/24 (e)	5,289
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
1,370	5.250%, 02/15/22	1,379
1,835	5.625%, 02/15/24	1,879
10,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	10,403
1,050	Quebecor, Inc., (Canada), 9.750%, 10/15/15 (d)	1
7,190	Regal Entertainment Group, 5.750%, 03/15/22	7,235
	Sinclair Television Group, Inc.,
5,100	5.375%, 04/01/21	5,081
2,300	5.625%, 08/01/24 (e)	2,188
8,800	6.125%, 10/01/22	8,844
3,189	6.375%, 11/01/21	3,252
	Sirius XM Radio, Inc.,
5,575	4.250%, 05/15/20 (e)	5,564
6,409	4.625%, 05/15/23 (e)	6,105
4,990	5.375%, 04/15/25 (e)	4,928
17,257	5.750%, 08/01/21 (e)	17,861
4,220	5.875%, 10/01/20 (e)	4,399
12,200	6.000%, 07/15/24 (e)	12,566
	TEGNA, Inc.,
1,345	4.875%, 09/15/21 (e)	1,328
965	5.500%, 09/15/24 (e)	955
3,647	Time Warner Cable, Inc., 7.300%, 07/01/38	3,871
7,895	Time, Inc., 5.750%, 04/15/22 (e)	7,540

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	57

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Media — continued
4,245	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 5.000%, 01/15/25 (e)	4,149
26,295	Univision Communications, Inc., 8.500%, 05/15/21 (e)	27,449
10,078	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	10,254
	WMG Acquisition Corp.,
1,655	5.625%, 04/15/22 (e)	1,643
6,845	6.000%, 01/15/21 (e)	6,982
6,350	6.750%, 04/15/22 (e)	6,064

		633,096

	Multiline Retail — 0.1%
	J.C. Penney Corp., Inc.,
9,160	6.375%, 10/15/36	6,687
357	8.125%, 10/01/19	362
	Neiman Marcus Group Ltd. LLC,
3,890	8.000%, 10/15/21 (e)	4,104
6,870	(Cash), 8.750%, 10/15/21 (e)	7,351

		18,504

	Specialty Retail — 0.7%
3,550	Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)	1,509
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	3,769
17,593	8.875%, 03/15/19	7,433
30,965	9.000%, 03/15/19 (e)	26,243
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,676
5,206	Gymboree Corp. (The), 9.125%, 12/01/18	1,562
2,345	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	2,198
11,846	L Brands, Inc., 6.625%, 04/01/21	13,327
3,735	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,912
1,522	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	1,507
	Party City Holdings, Inc.,
4,675	6.125%, 08/15/23 (e)	4,707
6,469	8.875%, 08/01/20	6,898
12,223	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	12,651
10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	11,050
	Sally Holdings LLC/Sally Capital, Inc.,
2,125	5.500%, 11/01/23	2,199
1,655	5.750%, 06/01/22	1,717
6,000	6.875%, 11/15/19	6,255

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
25,851	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	27,370

		137,983

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,428	AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	4,572

	Total Consumer Discretionary	1,551,052

	Consumer Staples — 1.5%
	Beverages — 0.1%
	Constellation Brands, Inc.,
1,901	3.750%, 05/01/21	1,918
2,192	4.250%, 05/01/23	2,205
2,000	7.250%, 05/15/17	2,155
7,580	Cott Beverages, Inc., 6.750%, 01/01/20	7,864
11,806	DS Services of America, Inc., 10.000%, 09/01/21 (e)	13,710

		27,852

	Food & Staples Retailing — 0.2%
9,105	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	9,754
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,967
5,840	New Albertsons, Inc., 8.700%, 05/01/30	6,015
17,993	Rite Aid Corp., 6.125%, 04/01/23 (e)	18,465
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	6,314

		44,515

	Food Products — 0.9%
5,420	B&G Foods, Inc., 4.625%, 06/01/21	5,278
26,022	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	26,764
2,206	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	2,382
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,024
6,901	Dean Foods Co., 6.500%, 03/15/23 (e)	6,970
	JBS USA LLC/JBS USA Finance, Inc.,
9,000	5.875%, 07/15/24 (e)	8,983
13,900	7.250%, 06/01/21 (e)	14,483
2,573	7.250%, 06/01/21 (e)	2,685
10,242	8.250%, 02/01/20 (e)	10,777
3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,964
	Post Holdings, Inc.,
2,445	6.000%, 12/15/22 (e)	2,360
9,610	6.750%, 12/01/21 (e)	9,682
14,825	7.375%, 02/15/22	15,196
10,840	7.750%, 03/15/24 (e)	11,192
6,101	8.000%, 07/15/25 (e)	6,299

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Food Products — continued
10,434	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	9,730
	Smithfield Foods, Inc.,
8,147	5.250%, 08/01/18 (e)	8,289
4,898	5.875%, 08/01/21 (e)	5,082
9,125	6.625%, 08/15/22	9,707
1,227	7.750%, 07/01/17	1,331
1,128	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,156

		166,334

	Household Products — 0.2%
9,961	Central Garden & Pet Co., 8.250%, 03/01/18	10,173
14,600	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	14,217
	HRG Group, Inc.,
1,445	7.750%, 01/15/22 (e)	1,416
7,016	7.875%, 07/15/19	7,385
1,300	7.875%, 07/15/19 (e)	1,368
	Spectrum Brands, Inc.,
3,730	5.750%, 07/15/25 (e)	3,842
5,760	6.375%, 11/15/20	6,098
1,400	6.625%, 11/15/22	1,503

		46,002

	Personal Products — 0.1%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,464
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,474
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,417

		13,355

	Total Consumer Staples	298,058

	Energy — 4.0%
	Energy Equipment & Services — 0.3%
6,915	Atwood Oceanics, Inc., 6.500%, 02/01/20	5,912
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	5,244
192	7.750%, 10/15/22	119
1,445	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	1,185
3,600	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	2,862
8,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	9,465
3,443	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	1,790
2,745	PHI, Inc., 5.250%, 03/15/19	2,354

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — continued
1,750	Pioneer Energy Services Corp., 6.125%, 03/15/22	998
	Precision Drilling Corp., (Canada),
4,177	5.250%, 11/15/24	3,279
589	6.500%, 12/15/21	500
1,411	6.625%, 11/15/20	1,242
9,549	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	7,042
2,145	Seventy Seven Energy, Inc., 6.500%, 07/15/22	997
	Transocean, Inc., (Cayman Islands),
1,278	6.500%, 11/15/20	1,053
5,722	6.875%, 12/15/21	4,563
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	4,937
8,702	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	8,789

		62,331

	Oil, Gas & Consumable Fuels — 3.7%
	American Energy-Permian Basin LLC/AEPB Finance Corp.,
1,500	7.125%, 11/01/20 (e)	758
2,880	7.375%, 11/01/21 (e)	1,454
4,200	8.000%, 06/15/20 (e)	3,801
	Antero Resources Corp.,
2,310	5.125%, 12/01/22	2,091
5,640	5.375%, 11/01/21	5,189
1,415	6.000%, 12/01/20	1,351
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	214
6,525	7.250%, 06/15/21	897
1,260	8.000%, 01/15/19 (e)	176
2,879	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	1,536
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	953
3,208	5.625%, 06/01/24 (e)	2,677
1,790	Berry Petroleum Co. LLC, 6.375%, 09/15/22	913
14,371	Bill Barrett Corp., 7.000%, 10/15/22	10,060
7,570	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	7,419
	Bonanza Creek Energy, Inc.,
6,444	5.750%, 02/01/23	4,382
15,871	6.750%, 04/15/21	11,744

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	59

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
13,173	7.875%, 04/15/22	5,598
11,899	8.625%, 10/15/20	6,382
	California Resources Corp.,
2,000	5.000%, 01/15/20	1,575
4,000	5.500%, 09/15/21	3,101
9,415	6.000%, 11/15/24	6,981
	Carrizo Oil & Gas, Inc.,
5,014	6.250%, 04/15/23	4,513
10,611	7.500%, 09/15/20	10,027
	Chaparral Energy, Inc.,
15,234	7.625%, 11/15/22	6,551
3,371	8.250%, 09/01/21	1,534
9,335	9.875%, 10/01/20	4,807
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,442
4,125	4.875%, 04/15/22	2,991
7,965	6.125%, 02/15/21	6,168
3,586	6.500%, 08/15/17	3,425
8,721	6.625%, 08/15/20	6,955
1,005	6.875%, 11/15/20	806
3,414	7.250%, 12/15/18	2,885
2,075	VAR, 3.539%, 04/15/19	1,546
2,000	Cimarex Energy Co., 4.375%, 06/01/24	1,924
3,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	3,456
6,005	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	3,453
	Comstock Resources, Inc.,
9,291	7.750%, 04/01/19	2,880
7,602	9.500%, 06/15/20	2,476
11,832	10.000%, 03/15/20 (e)	9,495
4,290	CONSOL Energy, Inc., 5.875%, 04/15/22	3,067
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
310	6.125%, 03/01/22	282
4,290	6.250%, 04/01/23 (e)	3,883
12,160	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	11,856
	Denbury Resources, Inc.,
5,400	4.625%, 07/15/23	3,618
9,050	5.500%, 05/01/22	6,448
5,398	Diamondback Energy, Inc., 7.625%, 10/01/21	5,668

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Endeavor Energy Resources LP/EER Finance, Inc.,
17,854	7.000%, 08/15/21 (e)	16,697
2,187	8.125%, 09/15/23 (e)	2,122
	EP Energy LLC/Everest Acquisition Finance, Inc.,
8,036	7.750%, 09/01/22	7,393
40,744	9.375%, 05/01/20	39,461
8,020	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	5,774
11,632	EXCO Resources, Inc., 7.500%, 09/15/18	4,129
2,916	Gulfport Energy Corp., 6.625%, 05/01/23 (e)	2,712
	Halcon Resources Corp.,
9,658	8.625%, 02/01/20 (e)	8,475
23,484	8.875%, 05/15/21	7,749
13,175	9.250%, 02/15/22	4,348
9,145	9.750%, 07/15/20	3,338
	Hilcorp Energy I LP/Hilcorp Finance Co.,
7,000	5.000%, 12/01/24 (e)	6,056
5,302	7.625%, 04/15/21 (e)	5,418
18,827	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	16,003
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,319
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,166
1,458	3.050%, 12/01/19	1,434
7,485	7.000%, 06/15/17	8,042
	Laredo Petroleum, Inc.,
6,177	5.625%, 01/15/22	5,559
1,271	6.250%, 03/15/23	1,163
10,022	7.375%, 05/01/22	9,772
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
11,278	6.625%, 12/01/21	7,895
13,628	8.000%, 12/01/20	10,357
	Linn Energy LLC/Linn Energy Finance Corp.,
1,930	6.250%, 11/01/19	753
12,105	7.750%, 02/01/21	4,751
3,045	8.625%, 04/15/20	1,226
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
2,790	4.875%, 12/01/24	2,588
11,480	4.875%, 06/01/25	10,619
3,985	5.500%, 02/15/23	3,905

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,879	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	2,677
7,089	Matador Resources Co., 6.875%, 04/15/23 (e)	6,841
	MEG Energy Corp., (Canada),
15,080	6.375%, 01/30/23 (e)	12,140
3,580	6.500%, 03/15/21 (e)	2,991
17,473	7.000%, 03/31/24 (e)	14,284
	Memorial Production Partners LP/Memorial Production Finance Corp.,
7,157	6.875%, 08/01/22	4,491
15,059	7.625%, 05/01/21	10,090
2,105	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	2,010
	Newfield Exploration Co.,
5,000	5.375%, 01/01/26	4,650
3,110	5.750%, 01/30/22	3,067
1,045	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	967
	Noble Energy, Inc.,
1,512	5.625%, 05/01/21	1,526
6,000	5.875%, 06/01/22	6,079
3,000	5.875%, 06/01/24	3,100
13,642	Northern Oil and Gas, Inc., 8.000%, 06/01/20	10,368
	Oasis Petroleum, Inc.,
4,935	6.500%, 11/01/21	3,973
9,545	6.875%, 03/15/22	7,922
3,530	6.875%, 01/15/23	2,789
15,328	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	15,021
	Peabody Energy Corp.,
6,055	6.250%, 11/15/21	1,589
1,070	6.500%, 09/15/20	284
10,116	10.000%, 03/15/22 (e)	4,046
	Penn Virginia Corp.,
5,600	7.250%, 04/15/19	1,442
9,129	8.500%, 05/01/20	2,374
	QEP Resources, Inc.,
3,000	5.375%, 10/01/22	2,587
3,000	6.875%, 03/01/21	2,850
4,675	Range Resources Corp., 4.875%, 05/15/25 (e)	4,207

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,382	4.500%, 11/01/23	3,138
2,485	5.000%, 10/01/22	2,434
3,175	5.500%, 04/15/23	3,087
1,300	5.875%, 03/01/22	1,338
4,080	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	4,580
	RSP Permian, Inc.,
1,570	6.625%, 10/01/22 (e)	1,539
3,626	6.625%, 10/01/22 (e)	3,553
2,046	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	235
33,231	Samson Resources Co., 9.750%, 02/15/20 (d)	83
	Sanchez Energy Corp.,
15,601	6.125%, 01/15/23	11,701
930	7.750%, 06/15/21	786
	SandRidge Energy, Inc.,
6,540	8.125%, 10/15/22	1,880
7,124	8.750%, 06/01/20 (e)	4,845
2,500	SemGroup Corp., 7.500%, 06/15/21	2,475
20,040	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	19,940
	SM Energy Co.,
5,779	5.000%, 01/15/24	4,941
3,110	5.625%, 06/01/25	2,760
1,430	6.125%, 11/15/22	1,373
7,003	6.500%, 01/01/23	6,733
9,084	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	6,631
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,410	4.125%, 11/15/19 (e)	1,329
2,852	5.000%, 01/15/18 (e)	2,823
925	5.250%, 05/01/23	870
2,075	Tesoro Corp., 4.250%, 10/01/17	2,122
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
2,265	5.500%, 10/15/19 (e)	2,288
11,457	5.875%, 10/01/20	11,486
2,225	6.125%, 10/15/21	2,230
6,660	6.250%, 10/15/22 (e)	6,660
4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (e)	2,408

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	61

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Ultra Petroleum Corp., (Canada),
7,091	5.750%, 12/15/18 (e)	5,708
10,425	6.125%, 10/01/24 (e)	6,881
4,650	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	3,255
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	2,448
5,905	Whiting Canadian Holding Co. ULC, (Canada), 8.125%, 12/01/19	5,669
	Whiting Petroleum Corp.,
2,000	5.000%, 03/15/19	1,790
10,145	5.750%, 03/15/21	9,080
4,615	6.250%, 04/01/23	4,061
3,520	Williams Cos., Inc. (The), 7.875%, 09/01/21	3,877
6,946	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	7,081
	WPX Energy, Inc.,
6,941	5.250%, 09/15/24	5,699
7,280	6.000%, 01/15/22	6,152
8,515	8.250%, 08/01/23	8,196

		714,162

	Total Energy	776,493

	Financials — 2.9%
	Banks — 0.7%
6,185	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	7,051
	CIT Group, Inc.,
10,211	3.875%, 02/19/19	10,211
7,694	5.000%, 05/15/17	7,915
50,894	5.250%, 03/15/18	52,866
13,225	5.500%, 02/15/19 (e)	13,903
2,520	6.625%, 04/01/18 (e)	2,696
	Royal Bank of Scotland Group plc, (United Kingdom),
3,499	6.000%, 12/19/23	3,736
1,145	6.100%, 06/10/23	1,229
17,655	6.125%, 12/15/22	19,035
	Royal Bank of Scotland plc (The), (United Kingdom),
EUR 4,500	4.350%, 01/23/17	5,222
16,150	Reg. S, VAR, 9.500%, 03/16/22	17,691

		141,555

	Capital Markets — 0.1%
5,680	E*TRADE Financial Corp., 5.375%, 11/15/22	5,936
9,410	Morgan Stanley, 3.450%, 11/02/15	9,453

		15,389

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — 0.8%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
3,335	3.750%, 05/15/19	3,314
2,985	4.250%, 07/01/20	3,008
2,985	4.625%, 07/01/22	3,007
	Ally Financial, Inc.,
4,740	2.750%, 01/30/17	4,722
7,205	3.250%, 09/29/17	7,205
14,705	3.500%, 01/27/19	14,705
7,270	3.750%, 11/18/19	7,252
13,335	4.125%, 03/30/20	13,371
1,460	4.125%, 02/13/22	1,427
8,771	4.625%, 05/19/22	8,804
13,056	4.625%, 03/30/25	12,599
9,335	4.750%, 09/10/18	9,627
7,530	5.500%, 02/15/17	7,776
20,729	6.250%, 12/01/17	22,076
7,237	8.000%, 11/01/31	8,569
11,160	VAR, 2.967%, 07/18/16	11,234
	General Motors Financial Co., Inc.,
335	3.450%, 04/10/22	319
3,570	4.250%, 05/15/23	3,511
4,000	4.750%, 08/15/17	4,147
10,580	Navient Corp., 8.000%, 03/25/20	10,712
2,358	Springleaf Finance Corp., 6.500%, 09/15/17	2,476

		159,861

	Diversified Financial Services — 0.6%
9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	3,618
11,900	Acorn Re Ltd., (Bermuda), VAR, 3.663%, 07/17/18 (e)	11,957
22,679	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	23,756
EUR 1,100	Azzurro RE I Ltd., (Ireland), VAR, 2.150%, 01/16/19 (e)	1,235
EUR 4,600	Calypso Capital II Ltd., (Ireland), VAR, 2.600%, 01/09/17 (e)	5,190
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	6,886
9,051	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	8,485
6,000	Compass Re II Ltd., (Bermuda), VAR, 0.036%, 12/08/15 (e)	5,821
8,006	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	8,006
19,257	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	19,738

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Financial Services — continued
2,158	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	2,166
3,815	Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (e)	3,491
2,915	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	3,003
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,522	6.500%, 07/01/21	6,629
275	7.875%, 10/01/20	260
1,221	9.625%, 05/01/19	1,273
6,720	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,829
1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,389
1,500	Tramline Re II Ltd., (Bermuda), VAR, 3.286%, 07/07/17 (e)	1,483

		121,215

	Insurance — 0.2%
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	5,066
5,831	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	6,793
5,825	National Financial Partners Corp., 9.000%, 07/15/21 (e)	5,708
3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,361
1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
GBP 1	Towergate Finance plc, (United Kingdom), 10.500%, 02/15/19 (e)	—	(h)
6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,168

		29,097

	Real Estate Investment Trusts (REITs) — 0.4%
2,830	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/23 (e)	2,575
	Corrections Corp. of America,
12,018	4.125%, 04/01/20	12,048
2,260	4.625%, 05/01/23	2,215
	Crown Castle International Corp.,
3,634	4.875%, 04/15/22	3,729
9,610	5.250%, 01/15/23	10,055
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,675
	Equinix, Inc.,
8,405	5.375%, 01/01/22	8,489
4,123	5.750%, 01/01/25	4,123

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — continued
	GEO Group, Inc. (The),
4,985	5.875%, 01/15/22	5,184
4,105	6.625%, 02/15/21	4,280
	Iron Mountain, Inc.,
2,250	5.750%, 08/15/24	2,258
4,740	6.000%, 08/15/23	4,847
3,625	iStar, Inc., 3.875%, 07/01/16	3,625
	RHP Hotel Properties LP/RHP Finance Corp.,
6,788	5.000%, 04/15/21	6,802
4,580	5.000%, 04/15/23 (e)	4,534

		77,439

	Real Estate Management & Development — 0.1%
2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,269
	Mattamy Group Corp., (Canada),
3,388	6.500%, 11/15/20 (e)	3,270
CAD 3,600	6.875%, 11/15/20 (e)	2,654
3,540	Realogy Group LLC, 7.625%, 01/15/20 (e)	3,721
5,120	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	5,216

		17,130

	Total Financials	561,686

	Health Care — 3.4%
	Health Care Equipment & Supplies — 0.4%
	Alere, Inc.,
1,310	6.375%, 07/01/23 (e)	1,343
3,949	6.500%, 06/15/20	4,095
1,310	7.250%, 07/01/18	1,369
20,013	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	20,813
15,010	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	15,528
2,570	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	2,615
7,675	Hologic, Inc., 5.250%, 07/15/22 (e)	7,819
15,630	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	16,490
5,000	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	5,025
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
6,880	4.875%, 04/15/20 (e)	6,949
6,030	5.500%, 04/15/25 (e)	5,985

		88,031

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	63

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Health Care Providers & Services — 1.9%
6,195	21st Century Oncology, Inc., 11.000%, 05/01/23 (e)	5,947
1,790	Amsurg Corp., 5.625%, 11/30/20	1,835
	CHS/Community Health Systems, Inc.,
6,000	5.125%, 08/15/18	6,142
2,885	7.125%, 07/15/20	3,051
3,000	8.000%, 11/15/19	3,135
7,530	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	7,379
6,265	Fresenius Medical Care U.S. Finance II, Inc., 5.875%, 01/31/22 (e)	6,766
17,730	HCA Holdings, Inc., 6.250%, 02/15/21	19,237
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,066
4,605	5.000%, 03/15/24	4,715
2,560	5.250%, 04/15/25	2,656
38,620	5.375%, 02/01/25	39,199
8,965	6.500%, 02/15/20	9,906
40,966	7.500%, 02/15/22	46,996
2,225	8.000%, 10/01/18	2,553
	HealthSouth Corp.,
3,205	5.750%, 11/01/24 (e)	3,250
2,740	7.750%, 09/15/22	2,853
18,483	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	19,156
	inVentiv Health, Inc.,
12,200	9.000%, 01/15/18 (e)	12,688
842	10.000%, 08/15/18 (e)	829
1,503	11.000%, 08/15/18 (e)	1,428
3,657	(PIK), 10.000%, 08/15/18 (e) (v)	3,676
	Kindred Healthcare, Inc.,
2,575	8.000%, 01/15/20 (e)	2,821
6,155	8.750%, 01/15/23 (e)	6,894
13,814	MedImpact Holdings, Inc., 10.500%, 02/01/18 (e)	14,487
4,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	4,110
7,099	Omnicare, Inc., 5.000%, 12/01/24	7,631
	Tenet Healthcare Corp.,
810	4.500%, 04/01/21	814
8,730	4.750%, 06/01/20	8,899
20,165	5.000%, 03/01/19	20,129
8,227	5.500%, 03/01/19	8,248
16,050	6.000%, 10/01/20	17,173
3,215	6.750%, 02/01/20	3,392
9,177	6.750%, 06/15/23	9,452

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
18,846	8.000%, 08/01/20	19,671
27,106	8.125%, 04/01/22	30,020
3,552	VAR, 3.786%, 06/15/20 (e)	3,572
3,561	WellCare Health Plans, Inc., 5.750%, 11/15/20	3,735

		368,511

	Health Care Technology — 0.1%
856	Emdeon, Inc., 11.000%, 12/31/19	919
10,405	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,691

		11,610

	Pharmaceuticals — 1.0%
3,000	Capsugel S.A., (Luxembourg), 7.000%, (cash), 05/15/19 (e) (v)	3,023
12,367	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	12,770
6,120	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,258
5,000	Endo Finance LLC/Endo Finco, Inc., 7.250%, 12/15/20 (e)	5,213
8,970	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland), 6.000%, 07/15/23 (e)	9,329
6,425	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22	6,529
2,223	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,363
	Valeant Pharmaceuticals International, Inc., (Canada),
8,170	5.375%, 03/15/20 (e)	8,313
19,911	5.875%, 05/15/23 (e)	20,309
11,670	6.125%, 04/15/25 (e)	12,020
5,000	6.375%, 10/15/20 (e)	5,212
14,231	6.750%, 08/15/18 (e)	14,889
7,485	6.750%, 08/15/21 (e)	7,766
9,735	7.000%, 10/01/20 (e)	10,076
18,575	7.250%, 07/15/22 (e)	19,550
45,327	7.500%, 07/15/21 (e)	48,670

		192,290

	Total Health Care	660,442

	Industrials — 3.8%
	Aerospace & Defense — 0.4%
14,930	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	15,714
	Bombardier, Inc., (Canada),
2,518	4.750%, 04/15/19 (e)	2,040
4,232	5.500%, 09/15/18 (e)	3,703
1,409	6.125%, 01/15/23 (e)	1,050

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Aerospace & Defense — continued
3,750	7.500%, 03/15/18 (e)	3,506
9,480	7.500%, 03/15/25 (e)	7,181
4,767	7.750%, 03/15/20 (e)	3,980
8,310	KLX, Inc., 5.875%, 12/01/22	8,144
9,210	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	8,289
7,331	Orbital ATK, Inc., 5.250%, 10/01/21	7,478
5,700	TransDigm, Inc., 6.500%, 05/15/25 (e)	5,607
5,905	Triumph Group, Inc., 4.875%, 04/01/21	5,728

		72,420

	Air Freight & Logistics — 0.1%
6,990	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	6,501
7,780	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	7,663

		14,164

	Airlines — 0.2%
7,720	Allegiant Travel Co., 5.500%, 07/15/19	7,855
5,596	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	5,841
5,981	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	6,489
5,970	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	6,537
2,931	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,224
495	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	535
5,077	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	5,654
3,553	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,678

		39,813

	Building Products — 0.1%
4,030	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,416
3,170	Building Materials Corp. of America, 6.750%, 05/01/21 (e)	3,317
1,868	Griffon Corp., 5.250%, 03/01/22	1,789
3,066	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	3,081
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,054
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,818
	USG Corp.,
2,076	5.500%, 03/01/25 (e)	2,065

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Building Products — continued
3,565	6.300%, 11/15/16	3,673
172	7.875%, 03/30/20 (e)	183

		22,396

	Commercial Services & Supplies — 0.8%
12,782	ACCO Brands Corp., 6.750%, 04/30/20	13,421
	ADT Corp. (The),
9,630	3.500%, 07/15/22	8,622
1,565	4.125%, 04/15/19	1,589
9,500	4.125%, 06/15/23	8,716
12,845	6.250%, 10/15/21	13,262
8,470	Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	7,581
2,900	Aramark Services, Inc., 5.750%, 03/15/20	3,007
10,010	Casella Waste Systems, Inc., 7.750%, 02/15/19	9,985
7,335	Clean Harbors, Inc., 5.250%, 08/01/20	7,482
7,592	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,099
	Harland Clarke Holdings Corp.,
4,330	6.875%, 03/01/20 (e)	3,994
6,590	9.750%, 08/01/18 (e)	6,788
21,560	ILFC E-Capital Trust I, VAR, 4.690%, 12/21/65 (e)	20,266
14,629	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	13,806
5,866	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	4,121
6,270	Mobile Mini, Inc., 7.875%, 12/01/20	6,536
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22	4,594
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 10/15/15 (d)	3
2,650	6.500%, 08/01/27 (d)	4
	R.R. Donnelley & Sons Co.,
1,000	6.500%, 11/15/23	963
2,139	7.000%, 02/15/22	2,096
13,537	7.625%, 06/15/20	14,315

		158,250

	Construction & Engineering — 0.1%
	AECOM,
4,955	5.750%, 10/15/22 (e)	4,955
8,330	5.875%, 10/15/24 (e)	8,393
	Great Lakes Dredge & Dock Corp.,
1,010	7.375%, 02/01/19 (e)	1,015
9,855	7.375%, 02/01/19	9,904

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	65

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Construction & Engineering — continued
2,807	Tutor Perini Corp., 7.625%, 11/01/18	2,877

		27,144

	Electrical Equipment — 0.2%
9,365	General Cable Corp., 5.750%, 10/01/22	8,382
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	10,711
9,318	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	9,062
5,722	Sensata Technologies B.V., (Netherlands), 5.000%, 10/01/25 (e)	5,550
3,915	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	3,709

		37,414

	Industrial Conglomerates — 0.0% (g)
8,567	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	9,102

	Machinery — 0.4%
6,310	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	5,963
12,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	8,591
6,216	Case New Holland Industrial, Inc., 7.875%, 12/01/17	6,737
750	CNH Industrial Capital LLC, 3.625%, 04/15/18	744
2,940	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,617
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	7,735
8,996	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	9,221
	Oshkosh Corp.,
4,575	5.375%, 03/01/22	4,621
3,034	5.375%, 03/01/25	3,034
	Terex Corp.,
16,720	6.000%, 05/15/21	16,887
3,825	6.500%, 04/01/20	3,969

		70,119

	Marine — 0.1%
7,932	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	6,584
8,059	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	7,434
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	2,156

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Marine — continued
12,859	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	10,030

		26,204

	Professional Services — 0.0% (g)
7,094	CEB, Inc., 5.625%, 06/15/23 (e)	7,094

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
4,225	5.625%, 10/01/24 (e)	4,196
10,309	6.500%, 07/15/22 (e)	10,721
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,040	4.875%, 11/15/17	1,059
6,339	5.125%, 06/01/22 (e)	6,252
5,320	5.250%, 03/15/25 (e)	5,041
6,455	5.500%, 04/01/23	6,401
	Hertz Corp. (The),
7,010	5.875%, 10/15/20	7,082
8,210	6.250%, 10/15/22	8,354
11,931	7.375%, 01/15/21	12,438
3,890	7.500%, 10/15/18	3,973
17,263	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	15,709
4,297	JCH Parent, Inc., 10.500% (cash), 03/15/19 (e) (v)	3,137
2,565	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	2,611

		86,974

	Trading Companies & Distributors — 0.9%
	Aircastle Ltd., (Bermuda),
105	5.125%, 03/15/21	107
1,500	6.250%, 12/01/19	1,628
6,490	6.750%, 04/15/17	6,847
9,065	7.625%, 04/15/20	10,289
11,300	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,243
	HD Supply, Inc.,
9,850	5.250%, 12/15/21 (e)	10,121
7,892	7.500%, 07/15/20	8,425
6,320	11.000%, 04/15/20	7,023
9,816	11.500%, 07/15/20	11,239
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,847
25,830	5.875%, 04/01/19	27,477
5,065	6.250%, 05/15/19	5,457
4,615	8.250%, 12/15/20	5,469

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Trading Companies & Distributors — continued
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,501
530	5.500%, 07/15/25	512
1,650	5.750%, 11/15/24	1,625
18,265	6.125%, 06/15/23	18,631
3,515	7.375%, 05/15/20	3,730
16,027	7.625%, 04/15/22	17,269
6,821	8.250%, 02/01/21	7,213
1,765	Univar USA, Inc., 6.750%, 07/15/23 (e)	1,756

		169,409

	Total Industrials	740,503

	Information Technology — 3.3%
	Communications Equipment — 0.4%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,112
4,479	6.450%, 03/15/29	4,684
8,138	6.750%, 11/15/20 (e)	8,687
6,880	8.875%, 01/01/20 (e)	7,469
5,550	Aspect Software, Inc., 10.625%, 05/15/17	4,898
	Avaya, Inc.,
17,793	7.000%, 04/01/19 (e)	15,969
7,226	10.500%, 03/01/21 (e)	4,788
5,825	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	5,665
	CommScope, Inc.,
2,822	4.375%, 06/15/20 (e)	2,846
2,463	5.000%, 06/15/21 (e)	2,433
4,731	5.500%, 06/15/24 (e)	4,595
13,242	Goodman Networks, Inc., 12.125%, 07/01/18	5,032
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	3,998
4,590	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,613

		78,789

	Electronic Equipment, Instruments & Components — 0.2%
4,560	Anixter, Inc., 5.500%, 03/01/23 (e)	4,560
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,418
7,598	5.500%, 09/01/22 (e)	7,484
	CDW LLC/CDW Finance Corp.,
1,432	5.000%, 09/01/23	1,414
1,635	5.500%, 12/01/24	1,619
3,300	6.000%, 08/15/22	3,461
1,085	Sanmina Corp., 4.375%, 06/01/19 (e)	1,089

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electronic Equipment, Instruments & Components — continued
19,680	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	21,058

		42,103

	Internet Software & Services — 0.0% (g)
3,022	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	2,969
1,398	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	1,401
	VeriSign, Inc.,
1,958	4.625%, 05/01/23	1,909
1,142	5.250%, 04/01/25	1,150

		7,429

	IT Services — 1.1%
1,534	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,515
	First Data Corp.,
19,123	5.375%, 08/15/23 (e)	19,362
2,584	6.750%, 11/01/20 (e)	2,720
5,347	7.375%, 06/15/19 (e)	5,545
25,073	8.250%, 01/15/21 (e)	26,389
9,057	8.875%, 08/15/20 (e)	9,465
4,257	10.625%, 06/15/21	4,709
7,465	11.250%, 01/15/21	8,249
25,453	11.750%, 08/15/21	28,673
42,162	12.625%, 01/15/21	48,434
38,672	8.750%, 01/15/22 (e)	40,703
2,129	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	2,246
	SunGard Data Systems, Inc.,
6,020	6.625%, 11/01/19	6,246
2,544	7.375%, 11/15/18	2,617
2,410	7.625%, 11/15/20	2,524

		209,397

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
5,137	6.750%, 03/01/19	3,622
6,963	7.000%, 07/01/24	4,491
3,715	7.750%, 08/01/20	2,433
	Amkor Technology, Inc.,
12,772	6.375%, 10/01/22	12,421
4,755	6.625%, 06/01/21	4,695
3,545	Entegris, Inc., 6.000%, 04/01/22 (e)	3,589

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	67

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
6,835	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	7,143
8,312	Magnachip Semiconductor Corp., 6.625%, 07/15/21	6,650
	Micron Technology, Inc.,
5,511	5.250%, 08/01/23 (e)	5,139
6,335	5.250%, 01/15/24 (e)	5,876
5,555	5.500%, 02/01/25	5,166
2,340	5.625%, 01/15/26 (e)	2,123
4,944	5.875%, 02/15/22	4,870
	NXP B.V./NXP Funding LLC, (Netherlands),
2,655	3.500%, 09/15/16 (e)	2,668
2,175	3.750%, 06/01/18 (e)	2,194
8,570	5.750%, 02/15/21 (e)	8,945
1,810	5.750%, 03/15/23 (e)	1,874

		83,899

	Software — 0.5%
3,505	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,671
	Audatex North America, Inc.,
18,467	6.000%, 06/15/21 (e)	18,032
3,190	6.125%, 11/01/23 (e)	3,162
6,975	Blackboard, Inc., 7.750%, 11/15/19 (e)	6,243
15,418	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	13,972
15,110	Infor U.S., Inc., 6.500%, 05/15/22 (e)	14,166
10,469	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	10,626
7,920	Italics Merger Sub, Inc., 7.125%, 07/15/23 (e)	7,661
1,750	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	1,750
9,820	Project Homestake Merger Corp., 8.875%, 03/01/23 (e)	8,936

		88,219

	Technology Hardware, Storage & Peripherals — 0.7%
	Apple, Inc.,
22,500	3.850%, 05/04/43	20,523
111,650	VAR, 0.601%, 05/06/19	111,509
	NCR Corp.,
1,046	5.000%, 07/15/22	1,017
495	5.875%, 12/15/21	504
1,250	6.375%, 12/15/23	1,283

		134,836

	Total Information Technology	644,672

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Materials — 2.9%
	Chemicals — 1.0%
	Ashland, Inc.,
4,115	3.875%, 04/15/18	4,209
18,210	4.750%, 08/15/22	18,073
3,460	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,702
4,650	Basell Finance Co., B.V., (Netherlands), Class B, 8.100%, 03/15/27 (e)	6,045
	Chemours Co. (The),
12,243	6.625%, 05/15/23 (e)	10,651
2,070	7.000%, 05/15/25 (e)	1,770
	Hexion, Inc.,
34,985	6.625%, 04/15/20	32,623
7,430	8.875%, 02/01/18	6,464
2,276	10.000%, 04/15/20	2,322
	Huntsman International LLC,
10,467	4.875%, 11/15/20	10,258
4,295	5.125%, 11/15/22 (e)	4,080
2,299	8.625%, 03/15/21	2,402
	INEOS Group Holdings S.A., (Luxembourg),
12,257	5.875%, 02/15/19 (e)	12,150
10,606	6.125%, 08/15/18 (e)	10,619
9,645	LSB Industries, Inc., 7.750%, 08/01/19	9,717
	Momentive Performance Materials, Inc.,
8,000	3.880%, 10/24/21	6,825
8,000	8.875%, 10/15/20 (d)	—	(h)
4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,466
4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,699
5,785	PolyOne Corp., 7.375%, 09/15/20	6,011
	Rain CII Carbon LLC/CII Carbon Corp.,
6,143	8.000%, 12/01/18 (e)	5,744
7,245	8.250%, 01/15/21 (e)	6,846
EUR 1,250	8.500%, 01/15/21 (e)	1,327
5,673	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e)	—	(h)
	Reichhold International,
5,157	12.000%, 03/31/17	5,157
4,596	15.000%, 03/31/17	4,596
2,495	Reichhold, LLC, 12.000%, 03/31/17	2,495
2,470	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	2,499
2,970	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	3,089

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Chemicals — continued
1,295	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., (Luxembourg), 6.750%, 05/01/22 (e)	1,305
	Tronox Finance LLC,
4,870	6.375%, 08/15/20	3,994
4,993	7.500%, 03/15/22 (e)	4,019
610	W.R. Grace & Co.-Conn, 5.625%, 10/01/24 (e)	629

		198,786

	Construction Materials — 0.2%
EUR 2,000	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	2,452
22,600	Cemex Finance LLC, 9.375%, 10/12/22 (e)	25,143
	Cemex S.A.B. de C.V., (Mexico),
1,299	6.125%, 05/05/25 (e)	1,234
5,820	7.250%, 01/15/21 (e)	6,111
3,340	U.S. Concrete, Inc., 8.500%, 12/01/18	3,490
4,395	Vulcan Materials Co., 7.500%, 06/15/21	5,021

		43,451

	Containers & Packaging — 0.7%
	Ardagh Packaging Finance plc, (Ireland),
19,995	9.125%, 10/15/20 (e)	20,995
EUR 3,325	9.250%, 10/15/20 (e)	3,895
2,855	Ardagh Packaging Finance plc/Ardagh Holdings U.S.A., Inc., (Ireland), 6.750%, 01/31/21 (e)	2,912
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
3,400	6.250%, 01/31/19 (e)	3,468
378	7.000%, 11/15/20 (e)	382
2,305	9.125%, 10/15/20 (e)	2,410
8,985	VAR, 3.286%, 12/15/19 (e)	8,805
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
12,118	5.625%, 12/15/16 (e)	12,057
5,105	6.000%, 06/15/17 (e)	5,080
2,566	Constar International, Inc., 11.000%, 12/31/17 (d)	426
4,895	Pactiv LLC, 8.375%, 04/15/27	4,773
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
11,055	5.750%, 10/15/20	11,400
5,100	6.875%, 02/15/21	5,342
2,374	7.125%, 04/15/19	2,422

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — continued
3,900	8.250%, 02/15/21	4,012
22,055	9.000%, 04/15/19	22,551
15,764	9.875%, 08/15/19	16,572
	Sealed Air Corp.,
1,500	5.125%, 12/01/24 (e)	1,518
3,000	6.500%, 12/01/20 (e)	3,322

		132,342

	Metals & Mining — 0.9%
4,580	AK Steel Corp., 8.750%, 12/01/18	4,580
	Alcoa, Inc.,
11,265	5.125%, 10/01/24	11,040
2,969	5.400%, 04/15/21	3,058
3,650	5.720%, 02/23/19	3,832
2,136	5.870%, 02/23/22	2,211
660	5.900%, 02/01/27	660
2,974	6.150%, 08/15/20	3,160
4,920	6.750%, 01/15/28	5,240
	Aleris International, Inc.,
770	7.625%, 02/15/18	757
4,451	7.875%, 11/01/20	4,306
	ArcelorMittal, (Luxembourg),
25,300	7.000%, 02/25/22	25,237
5,000	7.750%, 10/15/39	4,637
16,150	10.600%, 06/01/19	18,815
2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,676
9,826	Coeur Mining, Inc., 7.875%, 02/01/21	6,264
	Commercial Metals Co.,
7,235	4.875%, 05/15/23	6,403
2,300	7.350%, 08/15/18	2,449
1,080	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	832
	First Quantum Minerals Ltd., (Canada),
5,423	6.750%, 02/15/20 (e)	3,877
500	7.000%, 02/15/21 (e)	353
3,000	7.250%, 10/15/19 (e)	2,160
1,812	7.250%, 05/15/22 (e)	1,273
	FMG Resources August 2006 Pty Ltd., (Australia),
2,395	6.875%, 04/01/22 (e)	1,485
9,365	8.250%, 11/01/19 (e)	7,211
10,635	Hecla Mining Co., 6.875%, 05/01/21	8,508
2,770	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	2,513

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	69

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Metals & Mining — continued
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,456
4,905	7.875%, 11/01/22 (e)	4,832
	New Gold, Inc., (Canada),
7,465	6.250%, 11/15/22 (e)	6,308
1,862	7.000%, 04/15/20 (e)	1,787
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	741
	Novelis, Inc., (Canada),
2,885	8.375%, 12/15/17	2,888
10,950	8.750%, 12/15/20	10,923
1,325	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	1,139
1,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,588
2,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	1,930
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	2,942
1,500	5.250%, 04/15/23	1,457
480	5.500%, 10/01/24	466
2,560	6.125%, 08/15/19	2,653
2,560	6.375%, 08/15/22	2,643
1,300	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	1,180
2,770	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	1,579

		182,049

	Paper & Forest Products — 0.1%
1,291	Mercer International, Inc., 7.000%, 12/01/19	1,317
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	7,492
700	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	742

		9,551

	Total Materials	566,179

	Telecommunication Services — 4.6%
	Diversified Telecommunication Services — 3.1%
	Altice Financing S.A., (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,152
12,287	6.625%, 02/15/23 (e)	12,226
1,169	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	1,146

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	CCO Holdings LLC/CCO Holdings Capital Corp.,
6,200	5.125%, 02/15/23	6,185
8,604	5.125%, 05/01/23 (e)	8,604
4,970	5.250%, 03/15/21	5,020
8,232	5.375%, 05/01/25 (e)	7,995
3,750	5.875%, 05/01/27 (e)	3,675
12,951	6.500%, 04/30/21	13,536
3,880	6.625%, 01/31/22	4,084
4,223	7.000%, 01/15/19	4,360
2,854	7.375%, 06/01/20	2,975
	CenturyLink, Inc.,
5,007	5.625%, 04/01/25 (e)	4,471
11,770	6.750%, 12/01/23	11,446
11,327	Series T, 5.800%, 03/15/22	10,747
3,646	Cincinnati Bell, Inc., 8.375%, 10/15/20	3,805
6,080	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	5,882
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	4,566
32,929	Embarq Corp., 7.995%, 06/01/36	34,822
	Frontier Communications Corp.,
1,350	6.250%, 09/15/21	1,233
4,070	6.875%, 01/15/25	3,444
2,640	8.125%, 10/01/18	2,851
1,987	8.250%, 04/15/17	2,131
2,625	8.500%, 04/15/20	2,697
5,447	8.750%, 04/15/22	5,366
8,335	9.250%, 07/01/21	8,564
19,573	GCI, Inc., 6.750%, 06/01/21	20,111
	Intelsat Jackson Holdings S.A., (Luxembourg),
16,493	5.500%, 08/01/23	14,514
23,794	6.625%, 12/15/22	20,820
8,804	7.250%, 04/01/19	8,606
32,925	7.250%, 10/15/20	31,649
21,800	7.500%, 04/01/21	21,118
15,848	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	11,874
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	4,923
	Level 3 Financing, Inc.,
14,049	5.125%, 05/01/23 (e)	13,698
18,036	5.375%, 05/01/25 (e)	17,427
9,180	5.625%, 02/01/23	9,260
12,645	6.125%, 01/15/21	13,246
5,839	7.000%, 06/01/20	6,146

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
16,285	8.625%, 07/15/20	17,254
4,300	VAR, 3.914%, 01/15/18	4,332
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,326
7,107	7.750%, 02/15/31	6,823
1,000	Qwest Corp., 7.250%, 09/15/25	1,101
	Sprint Capital Corp.,
14,890	6.875%, 11/15/28	12,805
3,476	6.900%, 05/01/19	3,524
44,917	8.750%, 03/15/32	42,503
5,960	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	6,005
3,440	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	3,337
4,174	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	4,482
6,986	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	7,431
9,500	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	9,738
	Wind Acquisition Finance S.A., (Luxembourg),
9,285	4.750%, 07/15/20 (e)	9,355
395	6.500%, 04/30/20 (e)	416
16,165	7.375%, 04/23/21 (e)	16,529
EUR 1,007	VAR, 5.229%, 04/30/19 (e)	1,135
	Windstream Services LLC,
7,685	6.375%, 08/01/23	5,640
6,570	7.500%, 06/01/22	5,190
20,313	7.500%, 04/01/23	15,895
28,457	7.750%, 10/01/21	23,193
	Zayo Group LLC/Zayo Capital, Inc.,
23,445	6.000%, 04/01/23 (e)	23,415
3,455	6.375%, 05/15/25 (e)	3,420
14,771	10.125%, 07/01/20	16,248

		609,472

	Wireless Telecommunication Services — 1.5%
5,915	SBA Telecommunications, Inc., 5.750%, 07/15/20	6,174
7,651	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	7,654
	Sprint Communications, Inc.,
5,497	6.000%, 11/15/22	4,947
8,025	7.000%, 03/01/20 (e)	8,524
10,390	7.000%, 08/15/20	10,260
38,782	9.000%, 11/15/18 (e)	43,194
8,760	11.500%, 11/15/21	10,008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Wireless Telecommunication Services — continued
	Sprint Corp.,
4,174	7.125%, 06/15/24	3,860
9,232	7.250%, 09/15/21	8,978
13,535	7.625%, 02/15/25	12,630
61,855	7.875%, 09/15/23	59,458
	T-Mobile USA, Inc.,
4,551	5.250%, 09/01/18	4,659
5,346	6.250%, 04/01/21	5,521
13,102	6.375%, 03/01/25	13,390
10,113	6.464%, 04/28/19	10,404
1,405	6.500%, 01/15/24	1,444
9,442	6.625%, 11/15/20	9,772
5,309	6.625%, 04/01/23	5,537
19,152	6.633%, 04/28/21	20,014
25,142	6.731%, 04/28/22	26,399
7,785	6.836%, 04/28/23	8,155
5,035	United States Cellular Corp., 6.700%, 12/15/33	4,607

		285,589

	Total Telecommunication Services	895,061

	Utilities — 0.7%
	Electric Utilities — 0.0% (g)
5,000	Texas Competitive Electric Holdings Co. LLC, VAR, 4.691%, 10/01/20	2,300

	Gas Utilities — 0.3%
708	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	724
9,044	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	8,727
	Sabine Pass Liquefaction LLC,
12,934	5.625%, 04/15/23	12,562
9,439	5.625%, 03/01/25 (e)	9,126
550	5.625%, 02/01/21	542
4,700	5.750%, 05/15/24	4,594
9,276	6.250%, 03/15/22	9,323

		45,598

	Independent Power & Renewable Electricity Producers — 0.4%
	AES Corp.,
945	4.875%, 05/15/23	879
1,764	5.500%, 03/15/24	1,685
6,405	7.375%, 07/01/21	6,901
10,729	VAR, 3.324%, 06/01/19	10,622
15,000	Calpine Corp., 6.000%, 01/15/22 (e)	15,956

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	71

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
6,500	7.375%, 11/01/22	6,728
4,070	7.625%, 11/01/24	4,236
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	14,246
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22	4,236
3,200	7.875%, 05/15/21	3,304
2,420	8.250%, 09/01/20	2,499
2,565	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	2,424
2,154	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	2,046

		75,762

	Total Utilities	123,660

	Total Corporate Bonds (Cost $7,116,390)	6,817,806

SHARES
Exchange Traded Funds — 0.2%
	Fixed Income — 0.2%
187	iShares iBoxx $ High Yield Corporate Bond ETF	16,135
788	SPDR Barclays High Yield Bond ETF	29,179

	Total Exchange Traded Funds (Cost $44,997)	45,314

PRINCIPAL AMOUNT
Insurance-Linked Securities — 2.1%
	Catastrophe Bonds — 2.0%
9,600	Alamo Re Ltd., (Bermuda), VAR, 4.636%, 06/07/19 (e)	9,676
14,400	Armor Re Ltd., (Bermuda), VAR, 4.116%, 12/15/16 (e)	14,355
800	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 6.886%, 04/07/17 (e)	820
12,850	Caelus Re Ltd., (Cayman Islands), VAR, 5.286%, 03/07/16 (e)	12,856
EUR 11,150	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	12,696
1,100	Cranberry Re Ltd., (Bermuda), VAR, 3.836%, 07/06/18 (e)	1,113
	East Lane Re V Ltd., (Cayman Islands),
900	VAR, 9.036%, 03/16/16 (e)	923
2,450	VAR, 10.786%, 03/16/16 (e)	2,521
	East Lane Re VI Ltd., (Cayman Islands),
4,040	VAR, 2.786%, 03/14/18 (e)	3,973
10,000	VAR, 3.786%, 03/13/20 (e)	9,984

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Catastrophe Bonds — continued
	Everglades Re Ltd., (Bermuda),
41,400	VAR, 7.486%, 04/28/17 (e)	42,286
31,700	VAR, 9.516%, 03/28/16 (e)	32,023
EUR 26,750	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	30,222
7,150	Ibis Re II Ltd., (Cayman Islands), VAR, 4.036%, 06/28/16 (e)	7,207
	Kilimanjaro Re Ltd., (Bermuda),
4,900	VAR, 3.786%, 11/25/19 (e)	4,847
24,400	VAR, 4.536%, 04/30/18 (e)	23,895
10,750	VAR, 4.786%, 04/30/18 (e)	10,591
1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.286%, 04/06/18 (e)	1,002
	Longpoint Re Ltd. III, (Cayman Islands),
1,100	VAR, 3.750%, 05/23/18 (e)	1,110
2,750	VAR, 4.236%, 05/18/16 (e)	2,778
17,800	MetroCat Re Ltd., (Bermuda), VAR, 4.536%, 08/05/16 (e)	18,056
	MultiCat Mexico Ltd., (Cayman Islands),
2,750	Series 2012-I, Class A, VAR, 7.536%, 12/04/15 (e)	2,719
5,850	Series 2012-I, Class A, VAR, 8.036%, 12/04/15 (e)	5,884
	Nakama Re Ltd., (Bermuda),
2,000	VAR, 2.161%, 01/16/19 (e)	1,998
8,400	VAR, 2.536%, 04/13/18 (e)	8,435
4,000	VAR, 2.786%, 09/29/16 (e)	4,022
2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.036%, 05/15/17 (e)	2,042
8,686	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.936%, 12/06/15 (e)	8,597
	Residential Reinsurance 2012 Ltd., (Cayman Islands),
17,000	VAR, 4.536%, 12/06/16 (e)	17,148
3,200	VAR, 5.786%, 12/06/16 (e)	3,258
18,650	VAR, 8.036%, 06/06/16 (e)	19,446
	Residential Reinsurance 2013 Ltd., (Cayman Islands),
7,000	VAR, 5.286%, 12/06/17 (e)	6,899
1,000	VAR, 8.036%, 06/06/17 (e)	1,041
	Residential Reinsurance 2014 Ltd., (Cayman Islands),
1,500	VAR, 3.536%, 06/06/18 (e)	1,512
1,750	VAR, 4.836%, 12/06/18 (e)	1,703
	Sanders Re Ltd., (Bermuda),
42,250	VAR, 3.036%, 05/25/18 (e)	41,397

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Insurance-Linked Securities — continued
		Catastrophe Bonds — continued
15,650		VAR, 3.536%, 05/05/17 (e)	15,495
2,000		VAR, 3.896%, 05/28/19 (e)	1,959
4,000		Skyline Re Ltd., (Bermuda), VAR, 14.036%, 01/23/17 (e)	4,124
1,500		Ursa Re Ltd., (Bermuda), VAR, 3.500%, 12/07/17 (e)	1,488
		Preferred Shares — 0.1%
10	Units	AlphaCat 2015 Ltd., Class A (a)	10,890

		Total Insurance-Linked Securities (Cost $410,493)	402,991

Mortgage Pass-Through Security — 0.2%
36,560		Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 09/25/45 (Cost $36,686)	36,766

Municipal Bonds — 0.2% (t)
		Massachusetts — 0.0% (g)
2,850		Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27	3,387

		New York — 0.0% (g)
3,400		City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,977

		Ohio — 0.0% (g)
3,695		Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,271

		Oklahoma — 0.1%
		Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
5,990		Series B, Rev., 5.000%, 03/01/33	6,724
3,390		Series B, Rev., 5.000%, 03/01/34	3,805

			10,529

		Pennsylvania — 0.0% (g)
3,400		Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	3,983

		Virginia — 0.1%
9,285		Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,159

		Total Municipal Bonds (Cost $35,545)	36,306

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Preferred Securities — 0.4% (x)
	Financials — 0.4%
	Banks — 0.4%
	Bank of America Corp.,
7,106	Series AA, VAR, 6.100%, 03/17/25	6,937
40,978	Series K, VAR, 8.000%, 01/30/18	43,129
10,816	Series M, VAR, 8.125%, 05/15/18	11,424
10,430	Series V, VAR, 5.125%, 06/17/19	10,235
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	2,122
	Citigroup, Inc.,
10,560	VAR, 5.875%, 03/27/20	10,461
1	VAR, 5.950%, 01/30/23	1
2	Wachovia Capital Trust III, VAR, 5.570%, 10/02/15	2

		84,311

	Capital Markets — 0.0% (g)
3,138	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	3,134

	Total Preferred Securities (Cost $85,324)	87,445

Private Placements — 4.1%
	Commercial Loans — 1.4%
32,000	Ace Hotel Bowery, 6.668%, 09/01/16	32,000
40,000	Americana Manhasset (The), VAR, 8.210%, 10/01/21	45,954
62,000	DoubleTree, VAR, 6.170%, 06/01/17	62,000
18,188	Hotel Waldorf-Astoria Corp. (The), VAR, 7.392%, 06/01/16	18,214
35,000	Raleigh Hotel, VAR, 7.980%, 12/31/15	35,487
40,360	Scout Harbor, VAR, 6.658%, 01/01/17	40,360
41,500	Sheraton Needham Hotel, VAR, 5.168%, 07/01/20	41,500

	Total Commercial Loans	275,515

	Residential Loans — 2.7%
200,000	385 First Avenue LLC, Post Collection, VAR, 5.678%, 10/01/17	200,000
180,000	787 11th Funding LLC, 5.189%, 01/09/17	180,000
30,000	1255 22nd Street Northwest LLC, VAR, 6.622%, 02/01/19	30,000
50,000	East 12th Street Mortgage Pass-Through Trust, VAR, 7.658%, 01/01/19	50,000
37,500	Four Seasons Private Residences, 8.164%, 03/01/16	37,500

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	73

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Private Placements — continued
		Residential Loans — continued
35,000		Prospect Properties Owners, LLC, 7.181%, 11/01/16	35,000

		Total Residential Loans	532,500

		Total Private Placements (Cost $801,430)	808,015

SHARES
Investment Companies — 0.1%
344		Advent Claymore Convertible Securities & Income Fund II	1,981
140		BlackRock Corporate High Yield Fund, Inc.	1,396
171		BlackRock Debt Strategies Fund, Inc.	599
149		Blackstone/GSO Strategic Credit Fund	2,167
40		Eaton Vance Floating-Rate Income Trust	548
54		Eaton Vance Senior Income Trust	332
368		Invesco Senior Income Trust	1,572
619		Nuveen Credit Strategies Income Fund	5,147
452		Voya Prime Rate Trust	2,353

		Total Investment Companies (Cost $12,033)	16,095

Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	325
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a)	473

			798

		Specialty Retail — 0.0% (g)
93		Nebraska Book Holdings, Inc. (a)	202

		Total Consumer Discretionary	1,000

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
7		Halcon Resources Corp. (a)	8

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a)	721

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (e)	833

		Total Financials	1,554

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	17
9		Reichhold, Inc. (a)	4,112

			4,129

SHARES		SECURITY DESCRIPTION	VALUE

		Containers & Packaging — 0.0% (g)
42		Constar International, Inc., Class A, ADR (a)	—	(h)

		Total Materials	4,129

		Telecommunication Services — 0.1%
		Diversified Telecommunication Services — 0.0% (g)
100		Globalstar, Inc. (a)	176

		Wireless Telecommunication Services — 0.1%
777		NII Holdings, Inc. (a)	6,670

		Total Telecommunication Services	6,846

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
110		Dynegy, Inc. (a)	2,833

		Total Common Stocks (Cost $21,501)	16,370

Preferred Stocks — 0.3%
		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
—	(h)	Halcon Resources Corp., Series A, 5.750% ($1,000 par value) @	67
336		Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	12,909

		Total Energy	12,976

		Financials — 0.2%
		Banks — 0.0% (g)
21		Royal Bank of Scotland Group plc, (United Kingdom), Series M, 6.400%, 09/01/15 ($25 par value) @	538
32		Royal Bank of Scotland Group plc, (United Kingdom), Series N, 6.350%, 09/30/15 ($25 par value) @	801

			1,339

		Consumer Finance — 0.1%
7		Ally Financial, Inc., Series G, 7.000%, 10/01/15 ($1,000 par value) (e) @	6,673
156		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	3,972

			10,645

		Insurance — 0.1%
28		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.409%, 09/29/15 ($1,000 par value) @	23,881

		Total Financials	35,865

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE

Preferred Stocks — continued
	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
5	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @	5,270

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
4	Constar International, Inc., Class A (a)	—

	Total Preferred Stocks (Cost $58,197)	54,111

PRINCIPAL AMOUNT
Loan Assignments — 5.3%
	Consumer Discretionary — 1.5%
	Automobiles — 0.1%
15,173	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	15,141
17,500	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	17,424

		32,565

	Diversified Consumer Services — 0.0% (g)
3,980	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	3,921
	Hotels, Restaurants & Leisure — 0.1%
2,000	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,845
4,000	Graton Economic Development Authority, Term Loan B, VAR, 4.750%, 09/09/22 ^	4,000
3,429	Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20	3,421
3,055	Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18	3,058
3,980	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	3,933

		16,257

	Internet & Catalog Retail — 0.0% (g)
2,363	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.536%, 01/30/17	2,339

	Leisure Products — 0.1%
4,000	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	3,964
5,656	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,289
5,523	Steinway Musical, 1st Lien Term Loan, VAR, 4.750%, 09/19/19	5,523

		14,776

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — 0.7%
2,955	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.500%, 04/30/20	2,944
3,697	Entercom Radio LLC, Term B-2 Loan, VAR, 4.026%, 11/23/18	3,693
9,488	Hercules Achievement, Inc, 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	9,500
35,935	iHeartCommunications, Inc., Term Loan D, VAR, 6.948%, 01/30/19	31,668
7,542	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.698%, 07/30/19	6,715
7,608	Interactive Data Corp., Term Loan, VAR, 4.750%, 05/02/21	7,597
7,002	McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	7,003
948	NEP Broadcasting LLC, 2nd Lien Term Loan, VAR, 10.000%, 07/22/20	944
1,857	Sinclair Television Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20	1,825
6,001	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/28/20	5,969
13,498	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	13,394
29,580	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	29,349
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d)	—	(h)
9,592	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21 ^	9,155
3,512	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	3,439

		133,195

	Multiline Retail — 0.3%
41,160	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	41,044
15,875	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	15,690

		56,734

	Specialty Retail — 0.2%
2,170	Gymboree Corp. (The), Initial Term Loan A&R, VAR, 5.000%, 02/23/18	1,402
1,190	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.500%, 06/30/21	1,183
25,880	J. Crew Group, Inc., Initial Term Loan, VAR, 4.000%, 03/05/21	20,036
4,975	Michaels Stores, Inc., Term B Loan, VAR, 3.750%, 01/28/20	4,955

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	75

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Specialty Retail — continued
3,421	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	3,421
3,373	Staples, Inc., Term Loan, VAR, 3.500%, 04/21/21 ^	3,356

		34,353

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,719	Polymer Group, Inc., Initial Term Loan, VAR, 5.250%, 12/19/19	4,719

	Total Consumer Discretionary	298,859

	Consumer Staples — 0.7%
	Food & Staples Retailing — 0.2%
620	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	620
4,114	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	4,110
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,356
14,167	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,161
19,431	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	19,477

		41,724

	Food Products — 0.3%
6,270	Diamond Foods, Inc., 1st Lien Term Loan, VAR, 4.250%, 08/20/18	6,242
11,078	Dole Food Co., Inc., Tranche B-1 Term Loan, VAR, 4.500%, 11/01/18	11,073
1,980	Hearthside Group Holdings, Term Loan, VAR, 4.500%, 06/02/21	1,968
27,423	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	27,248
3,938	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	3,904
2,031	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21 ^	2,027
9,132	Wilton Brands, Tranche B Term Loan, VAR, 8.500%, 08/30/18	8,921

		61,383

	Household Products — 0.2%
12,031	Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	12,021
19,092	Sun Products Corp., Tranche B Term Loan, VAR, 5.500%, 03/23/20 ^	18,352
6,774	Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/24/22	6,842

		37,215

	Total Consumer Staples	140,322

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
4,765	American Energy - Marcellus 1st Lien Initial Term Loan, VAR, 5.250%, 08/04/20	2,794
11,779	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	8,363
2,583	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,818
13,796	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	9,402
3,603	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	2,594

		24,971

	Oil, Gas & Consumable Fuels — 0.2%
1,240	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,240
8,797	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	8,815
11,650	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	4,398
10,203	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	9,494
4,086	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	4,058
4,913	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	3,607
4,667	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18 (d)	968
2,731	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	2,726
1,740	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	1,527

		36,833

	Total Energy	61,804

	Financials — 0.3%
	Consumer Finance — 0.1%
13,598	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	13,408

	Diversified Financial Services — 0.1%
1,040	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	1,037
11,547	Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,466
8,132	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	7,739
1,390	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22	1,357

		21,599

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Insurance — 0.1%
5,000	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	4,978
6,001	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	5,928
3,878	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	3,835

		14,741

	Real Estate Management & Development — 0.0% (g)
2,159	CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20	2,153

	Total Financials	51,901

	Health Care — 0.9%
	Biotechnology — 0.1%
11,549	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	11,527

	Health Care Equipment & Supplies — 0.1%
4,663	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	4,652
14,993	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21	14,755

		19,407

	Health Care Providers & Services — 0.5%
9,825	21st Century Oncology, Inc., Tranche B Term Loan, VAR, 6.500%, 04/30/22	9,395
10,249	Accellent, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 03/12/21	10,224
3,715	Accellent, Inc., 2nd Lien Initial Term Loan, VAR, 7.500%, 03/11/22	3,731
17,241	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	17,155
3,845	CHS/Community Health Systems, Inc., Incremental 2021 Term Loan H, VAR, 4.000%, 01/27/21	3,852
2,088	HCA, Inc., Term Loan B-4, VAR, 3.032%, 05/01/18	2,083
9,619	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	9,621
18,948	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	18,963
8,174	MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21	8,065
14,539	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	14,430

		97,519

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Pharmaceuticals — 0.2%
1,136	Concordia Healthcare Corp., Initial Term Loan, (Canada), VAR, 4.750%, 04/21/22	1,137
8,335	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.198%, 02/27/21	8,317
10,471	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	10,452
4,772	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	4,730
13,790	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	13,786

		38,422

	Total Health Care	166,875

	Industrials — 0.6%
	Airlines — 0.2%
25,106	Delta Air Lines, Inc., Term Loan B1, VAR, 3.250%, 10/18/18	25,039
3,000	Landmark U.S. Member LLC, Term Loan, VAR, 4.750%, 10/25/19 ^	2,971

		28,010

	Building Products — 0.1%
7,858	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20	7,789
5,746	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	5,703

		13,492

	Commercial Services & Supplies — 0.0% (g)
63	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.003%, 11/06/20	62
247	Garda World Security Corp., Term B Loan, VAR, 4.003%, 11/06/20	243
1,705	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.532%, 06/30/17	1,700
2,518	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	2,507
1,161	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	1,158

		5,670

	Construction & Engineering — 0.0% (g)
560	Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	554

	Industrial Conglomerates — 0.0% (g)
1,879	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,654

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	77

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Industrial Conglomerates — continued
6,303	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	6,035

		7,689

	Machinery — 0.1%
10,992	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	10,474
5,510	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	5,489
9,876	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 4.000%, 08/21/20	9,773

		25,736

	Marine — 0.1%
12,632	Commercial Barge Line Co., 2nd Lien Initial Term Loan, VAR, 10.750%, 03/22/20	12,790
3,390	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	2,169

		14,959

	Road & Rail — 0.0% (g)
1,206	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	1,196

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 04/30/20	11,794

	Total Industrials	109,100

	Information Technology — 0.5%
	Communications Equipment — 0.1%
8,170	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 04/30/20	7,003
14,640	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	14,634

		21,637

	Electronic Equipment, Instruments & Components — 0.1%
4,154	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,119
5,975	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	5,939
6,511	Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21	6,542

		16,600

	Internet Software & Services — 0.1%
6,994	Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	6,988

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Internet Software & Services — continued
12,157	SkillSoft Corp., 1st Lien Initial Term Loan, VAR, 5.750%, 04/28/21	11,618
6,995	SkillSoft Corp., 2nd Lien Initial Term Loan, VAR, 9.250%, 04/28/22	6,214

		24,820

	IT Services — 0.1%
	First Data Corp., Term Loan,
11,800	VAR, 3.700%, 03/23/18	11,701
3,300	VAR, 3.700%, 09/24/18	3,273
1,373	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.250%, 01/20/21	1,373

		16,347

	Semiconductors & Semiconductor Equipment — 0.1%
3,254	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	3,250
7,134	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	7,123
4,125	On Semiconductor Corp., Term Loan, VAR, 1.936%, 01/02/18	4,022

		14,395

	Software — 0.0% (g)
1,982	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	1,973
1,980	Informatica Corp., Dollar Term Loan, VAR, 4.500%, 08/05/22	1,966
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,354

		8,293

	Total Information Technology	102,092

	Materials — 0.2%
	Chemicals — 0.1%
4,150	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	4,131
3,972	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	4,042
2,250	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 1st lien USD Term Loan B, (Luxembourg), VAR, 4.250%, 11/05/21 ^	2,243

		10,416

	Construction Materials — 0.0% (g)
4,646	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	4,617

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Assignments — continued
	Construction Materials — continued
2,518	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,517

		7,134

	Containers & Packaging — 0.0% (g)
4,830	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial 2nd Lien Term Loan, VAR, 8.750%, 07/31/22	4,737
1,985	Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21	1,972

		6,709

	Metals & Mining — 0.1%
4,059	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	3,877
3,300	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	3,040
4,300	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	4,214
2,487	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	2,005

		13,136

	Total Materials	37,395

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,744	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,758
3,959	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	3,942
9,473	Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 08/08/20	9,445
3,367	Virgin Media Investments Holdings Ltd., Term Loan F, (United Kingdom), VAR, 3.500%, 06/30/23	3,326

		20,471

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	5,233

	Total Telecommunication Services	25,704

	Utilities — 0.2%
	Electric Utilities — 0.2%
6,009	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	6,009
12,250	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	11,515

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
37,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.674%, 10/10/17 (d)	16,783
24,805	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.674%, 11/18/15 (d)	10,932

		45,239

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,857	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,828

	Total Utilities	47,067

	Total Loan Assignments (Cost $1,110,704)	1,041,119

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
209	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
	Industrials — 0.0% (g)
	Marine — 0.0% (g)
25	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	12

	Total Warrants (Cost $2)	12

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
18,823	Eurodollar, Expiring 12/14/15, at $98.75, American Style	118
782	Eurodollar, Expiring 09/19/16, at $97.75, American Style	15
1,381	Eurodollar, Expiring 12/19/16, at $98.00, American Style	224

	Total Options Purchased (Cost $9,250)	357

PRINCIPAL AMOUNT
Short-Term Investments — 40.6%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
5,485	0.036%, 11/12/15 (k) (n)	5,485

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	79

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Short-Term Investments — continued
	U.S. Treasury Obligations — continued
22,212	0.093%, 01/21/16 (k) (n)	22,198

	Total U.S. Treasury Obligations	27,683

SHARES
	Investment Company — 40.5%
7,875,076	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) †	7,875,076

	Total Short-Term Investments (Cost $7,902,764)	7,902,759

	Total Investments — 99.8% (Cost $19,757,820)	19,410,450
	Other Assets in Excess of Liabilities — 0.2%	34,701

	NET ASSETS — 100.0%	$19,445,151

Percentages indicated are based on net assets.

TBA Short Commitment
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	Federal National Mortgage Association, 30-Year, Single Family, TBA, 3.500%, 09/25/45	(19,078)

	(Proceeds received of $19,051)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(954)	90 Day Eurodollar	09/14/15	USD	(237,618)	(801)
(1,383)	90 Day Eurodollar	12/14/15	USD	(344,090)	(764)
(591)	10 Year U.S. Treasury Note	12/21/15	USD	(75,094)	936
(14)	U.S. Treasury Long Bond	12/21/15	USD	(2,165)	67
(137)	U.S. Ultra Bond	12/21/15	USD	(21,702)	785
(847)	2 Year U.S. Treasury Note	12/31/15	USD	(185,043)	262
(1,656)	5 Year U.S. Treasury Note	12/31/15	USD	(197,788)	1,438
(4,195)	90 Day Eurodollar	03/14/16	USD	(1,042,248)	(1,461)

					462

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
21,600	AUD	Goldman Sachs International	09/21/15	16,393	15,357	(1,036)
21,600	AUD	Westpac Banking Corp.	09/21/15	16,458	15,357	(1,101)

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,530	AUD	Union Bank of Switzerland AG	12/15/15	8,006	7,454	(552)
36,160	EUR	Goldman Sachs International	09/21/15	40,448	40,588	140
18,080	EUR	Morgan Stanley	09/21/15	20,905	20,294	(611)
65,090	NZD	Union Bank of Switzerland AG	09/21/15	48,232	41,192	(7,040)
11,370	NZD	Westpac Banking Corp.	12/15/15	7,925	7,152	(773)
90,538	SGD	BNP Paribas	09/21/15	67,922	64,105	(3,817)
108,250	SGD	Goldman Sachs International	09/21/15	79,531	76,646	(2,885)
90,619	SGD	Union Bank of Switzerland AG	09/21/15	68,276	64,162	(4,114)
				374,096	352,307	(21,789)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
21,600	AUD	Morgan Stanley	09/21/15	16,491	15,357	1,134
21,600	AUD	Union Bank of Switzerland AG	09/21/15	16,621	15,357	1,264
10,530	AUD	Westpac Banking Corp.	12/15/15	7,963	7,455	508
3,364	CAD	Standard Chartered Bank	09/25/15	2,581	2,556	25
36,160	EUR	Deutsche Bank AG	09/21/15	39,367	40,588	(1,221)
18,080	EUR	Goldman Sachs International	09/21/15	20,459	20,294	165
11,176	EUR	Goldman Sachs International	09/25/15	12,372	12,546	(174)
39,583	EUR	Goldman Sachs International	10/13/15	43,538	44,446	(908)
4,401	EUR	Merrill Lynch International	10/13/15	4,853	4,941	(88)
65,090	NZD	Union Bank of Switzerland AG	09/21/15	47,210	41,192	6,018
11,370	NZD	Union Bank of Switzerland AG	12/15/15	7,609	7,153	456
126,668	SGD	BNP Paribas	09/21/15	93,170	89,686	3,484
36,167	SGD	TD Bank Financial Group	09/21/15	26,520	25,608	912
162,739	SGD	Union Bank of Switzerland AG	09/21/15	121,149	115,226	5,923
				459,903	442,405	17,498

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.985%	2,325	(167)	231
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.985	4,740	(341)	377
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	3,570	(344)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	4,166	(402)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	5,993	(578)	733
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.220	722	(56)	73
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.220	3,520	(273)	396
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.767	1,987	(133)	194
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.623	3,625	(164)	242
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.537	2,358	(187)	188
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/20	1.458	122,870	2,444	(1,855)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	81

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
BNP Paribas:
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	09/20/20	5.840%	10,460	2,048	(763)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	09/20/20	1.145	208,900	1,034	985
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	35,010	2,512	(2,245)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	35,020	2,513	(2,282)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	121,940	8,749	(7,673)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	09/20/20	4.434	6,990	(240)	(169)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	09/20/20	1.692	6,950	215	(216)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	09/20/20	4.546	13,960	2,116	(2,399)
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	09/20/20	8.189	6,950	791	(407)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	03/20/20	3.330	3,000	282	(155)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.225	6,944	(601)	726
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	09/20/20	5.840	3,470	680	(645)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	09/20/20	3.275	24,370	2,458	(1,945)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	7,205	(695)	796
Goldman Sachs International:
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.225	1,442	(125)	148
Morgan Stanley Capital Services:
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	09/20/20	8.439	6,950	1,944	(1,602)

					23,480	(16,318)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.;
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	6,970	1,127	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	14,170	2,291	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,370	2,162	(3,973)
CDX.EM.23-V1	1.000% quarterly	06/20/20	3.475	87,130	8,959	(9,233)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	7,270	112	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	54.115	14,100	7,164	(8,000)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	7,000	108	56
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	87.896	6,900	1,407	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	87.896	10,550	2,151	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	6,600	1,067	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	13,380	2,163	(3,404)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,500	45	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	8,800	265	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	12,100	364	(3,595)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	7,220	112	128
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	7,230	112	108
Morgan Stanley Capital Services
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	7,260	112	112
CMBX.NA.AA.3	0.270% monthly	12/13/49	54.115	7,050	3,582	(4,088)

					33,303	(55,257)

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.23-V4	5.000% quarterly	12/20/19	3.402%	10,000	(690)	731
CDX.NA.HY.23-V4	5.000% quarterly	12/20/19	3.402	18,000	(1,243)	1,487
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	3.910	10,000	(545)	686
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	3.910	34,900	(1,902)	2,384
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.798	710,160	(7,317)	12,294
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.634	EUR 866,760	(17,035)	19,980

					(28,732)	37,562

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.;
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530%	3,610	(2,284)	2,408
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	2,893	(1,825)	1,431
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	3,620	(2,283)	2,219
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	7,210	(4,548)	4,457
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	7,220	(4,554)	4,679
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	7,230	(4,560)	4,175
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,620	(2,290)	2,358
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	7,200	(4,555)	4,602
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	10,800	(6,832)	6,932
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	75.330	11,200	(4,343)	4,076
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,470	(1,631)	1,741
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,500	(1,645)	1,258
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,620	(2,290)	2,346
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.341	2,010	72	186
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	3,510	33	301
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	3,620	35	101
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	4,190	40	119
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,500	(1,645)	1,642
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,510	(1,650)	1,582
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	14,010	(6,587)	6,569
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.341	2,000	72	206
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	3,620	(2,283)	2,183
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,600	(2,277)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,610	(2,284)	2,298
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	1,430	14	44
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	7,050	47	950

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	83

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831%	1,760	(827)	786
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,490	(1,641)	1,635
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,510	(1,650)	1,631
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	7,020	(3,300)	3,130
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	3,500	(2,028)	1,829
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	3,500	(2,028)	1,847
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	3,540	(2,051)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	3,540	(2,051)	1,712
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	7,060	(4,090)	3,435
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	1,450	(915)	854
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,600	(2,277)	2,169
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,610	(2,284)	2,334
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,620	(2,290)	2,341
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,620	(2,290)	2,359
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,620	(2,290)	2,376
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	4,960	33	495
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	7,090	48	621
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	6.747	3,540	(28)	621
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,460	(1,626)	1,765
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	3,470	(1,631)	1,702
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	730	(462)	465
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	1,440	(911)	927
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,610	(2,284)	2,399
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	3,610	(2,284)	2,403
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.341	3,450	124	268

					(101,086)	102,813

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	78.181%	14,100	(7,191)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	2,620	(517)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,280	(1,827)	6,194
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	7.306	9,360	(1,843)	6,080
Morgan Stanley Capital Services
CMBX.NA.A.3	0.620% monthly	12/13/49	78.181	7,050	(3,596)	4,932

					(14,974)	30,565

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Index:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
iTraxx Europe Crossover 22.1	5.000% quarterly	12/20/19	3.191%	EUR	144,460	12,973	(11,175)

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	14,907	(204)
Bank of America N.A.	0.888% semi-annually	3 months LIBOR quarterly	12/21/17	18,900	22
Bank of America N.A.	0.866% semi-annually	3 months LIBOR quarterly	12/27/17	15,200	30
Deutsche Bank AG, New York	0.797% semi-annually	3 months LIBOR quarterly	10/16/17	25,000	5
Deutsche Bank AG, New York	1.717% semi-annually	3 months LIBOR quarterly	10/16/22	13,500	156

					9

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	34,400	(382)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	33,891	(409)
3.979% semi-annually	3 months LIBOR quarterly	04/17/24	30,000	(1,620)

				(2,411)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	85

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.;
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(21)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	(22)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	(21)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(22)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	(21)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	(21)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,040	(22)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	(37)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(17)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	(17)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	43,100	(15)
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	(18)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	(8)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	(32)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	7,030	41
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,530	50
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,540	68
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	14,050	82
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	14,490	(39)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	17,610	(62)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	(22)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	3,500	90
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,520	237
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	10,560	11

					162

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousand)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.8%
	ABFC Trust,
100	Series 2005-HE2, Class M3, VAR, 0.979%, 06/25/35	92
321	Series 2006-OPT2, Class A2, VAR, 0.339%, 10/25/36	269
254	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.289%, 07/25/36	94
179	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.439%, 09/25/36	73
91	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.579%, 02/25/36	61
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.444%, 01/25/35	448
210	Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3, VAR, 0.349%, 06/25/36	175
119	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.249%, 12/25/36	66
208	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1, VAR, 0.339%, 10/25/36	160
131	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.369%, 09/25/36	65
	CWABS Revolving Home Equity Loan Trust,
41	Series 2004-I, Class A, VAR, 0.488%, 02/15/34	38
46	Series 2004-K, Class 2A, VAR, 0.498%, 02/15/34	41
	CWABS, Inc. Asset-Backed Certificates,
10	Series 2004-1, Class 3A, VAR, 0.759%, 04/25/34	9
495	Series 2004-1, Class M1, VAR, 0.949%, 03/25/34	472
65	Series 2004-1, Class M2, VAR, 1.024%, 03/25/34	60
466	CWABS, Inc. Asset-Backed Certificates Trust, Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	472
77	Fremont Home Loan Trust, Series 2006-C, Class 2A2, VAR, 0.349%, 10/25/36	40
	GSAMP Trust,
260	Series 2006-FM1, Class A1, VAR, 0.359%, 04/25/36	193
51	Series 2006-FM2, Class A2C, VAR, 0.349%, 09/25/36	24
43	Series 2006-FM2, Class A2D, VAR, 0.439%, 09/25/36	21
313	Series 2006-HE3, Class A2C, VAR, 0.359%, 05/25/46	279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

350	Series 2007-HE1, Class A2C, VAR, 0.349%, 03/25/47	293
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.629%, 02/25/36	69
	Home Equity Mortgage Loan Asset-Backed Trust,
257	Series 2006-D, Class 1A, VAR, 0.339%, 11/25/36	205
245	Series 2007-B, Class 2A3, VAR, 0.399%, 07/25/37	154
137	HSI Asset Securitization Corp Trust, Series 06-HE2, Class 2A2, VAR, 0.309%, 12/25/36	61
	Long Beach Mortgage Loan Trust,
998	Series 2004-1, Class M1, VAR, 0.949%, 02/25/34	949
74	Series 2004-1, Class M2, VAR, 1.024%, 02/25/34	70
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.874%, 03/25/35	702
80	Series 2005-C, Class A2D, VAR, 0.539%, 12/25/35	68
144	Series 2006-1, Class A2B, VAR, 0.379%, 05/25/36	106
73	Series 2006-2, Class A2B, VAR, 0.359%, 08/25/36	59
92	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.689%, 05/25/35	85
	NovaStar Mortgage Funding Trust,
101	Series 2006-4, Class A2C, VAR, 0.349%, 09/25/36	53
338	Series 2007-1, Class A1A, VAR, 0.329%, 03/25/37	234
111	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.039%, 02/25/33	103
1,276	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.609%, 11/25/35	1,258
1,212	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.499%, 02/25/36	1,200
59	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.349%, 09/25/36	55
161	Securitized Asset-Backed Receivables LLC Trust, Series 2006-NC3, Class A1, VAR, 0.339%, 09/25/36	109
207	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.479%, 06/25/37	128
	Structured Asset Investment Loan Trust,
25	Series 2005-HE3, Class M1, VAR, 0.679%, 09/25/35	22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	87

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
45	Series 2006-3, Class A5, VAR, 0.349%, 06/25/36	38
63	Series 2006-BNC2, Class A5, VAR, 0.359%, 05/25/36	52
308	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE2, Class 2A4, VAR, 0.559%, 04/25/37	152

	Total Asset-Backed Securities (Cost $8,524)	9,377

Collateralized Mortgage Obligations — 2.7%
	Agency CMO — 0.8%
	Federal Home Loan Mortgage Corp. REMIC,
87	Series 2980, Class QB, 6.500%, 05/15/35	101
41	Series 3218, Class AS, IF, IO, 6.382%, 09/15/36	8
82	Series 3850, Class LS, IF, IO, 1.663%, 05/15/39	6
166	Series 3962, Class KS, IF, IO, 1.944%, 06/15/38	14
371	Series 3997, Class HS, IF, IO, 6.352%, 03/15/38	60
307	Series 4002, Class MI, IO, 4.000%, 01/15/39	42
137	Series 4013, Class SB, IF, IO, 6.252%, 03/15/42	34
92	Series 4033, Class SC, IF, IO, 6.352%, 10/15/36	17
265	Series 4050, Class EI, IO, 4.000%, 02/15/39	30
178	Series 4057, Class BS, IF, IO, 5.852%, 09/15/39	30
163	Series 4057, Class CS, IF, IO, 5.852%, 04/15/39	28
2,465	Series 4057, Class SA, IF, IO, 5.852%, 04/15/39	364
218	Series 4073, Class AS, IF, IO, 5.852%, 08/15/38	35
422	Series 4083, Class MS, IF, IO, 5.852%, 05/15/39	72
529	Series 4084, Class GS, IF, IO, 5.852%, 04/15/39	84
314	Series 4086, Class TS, IF, IO, 5.902%, 04/15/37	43
310	Series 4093, Class SD, IF, IO, 6.502%, 01/15/38	71
353	Series 4097, Class TS, IF, IO, 5.902%, 05/15/39	68
218	Series 4099, Class BS, IF, IO, 5.852%, 06/15/39	42
81	Series 4102, Class SW, IF, IO, 5.902%, 05/15/39	16
74	Series 4113, Class JS, IF, IO, 5.852%, 07/15/39	13

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
106	Series 4116, Class MS, IF, IO, 6.002%, 11/15/39	23
618	Series 4122, Class SJ, IF, IO, 5.952%, 12/15/40	122
86	Series 4123, Class SA, IF, IO, 6.002%, 09/15/39	15
149	Series 4132, Class SE, IF, IO, 6.002%, 12/15/40	30
163	Series 4174, Class SA, IF, IO, 6.002%, 05/15/39	28
185	Series 4267, Class CI, IO, 4.000%, 05/15/39	26
	Federal National Mortgage Association REMIC,
313	Series 2006-3, Class SB, IF, IO, 6.501%, 07/25/35	49
86	Series 2006-125, Class SA, IF, IO, 6.521%, 01/25/37	15
168	Series 2007-32, Class SD, IF, IO, 5.911%, 04/25/37	30
57	Series 2007-37, Class SA, IF, IO, 5.921%, 05/25/37	8
123	Series 2007-91, Class AS, IF, IO, 6.201%, 10/25/37	18
323	Series 2008-17, Class KS, IF, IO, 6.151%, 11/25/37	49
976	Series 2012-73, Class LS, IF, IO, 5.851%, 06/25/39	157
621	Series 2012-74, Class AS, IF, IO, 5.851%, 03/25/39	99
88	Series 2012-76, Class DS, IF, IO, 6.351%, 05/25/39	16
154	Series 2012-84, Class QS, IF, IO, 6.451%, 09/25/31	34
326	Series 2012-87, Class NS, IF, IO, 5.851%, 02/25/39	60
263	Series 2012-94, Class KS, IF, IO, 6.451%, 05/25/38	59
230	Series 2012-94, Class SL, IF, IO, 6.501%, 05/25/38	53
176	Series 2012-98, Class SA, IF, IO, 5.851%, 05/25/39	31
125	Series 2012-104, Class QS, IF, IO, 5.901%, 03/25/39	23
103	Series 2012-107, Class QS, IF, IO, 5.901%, 10/25/40	22
80	Series 2012-110, Class MS, IF, IO, 5.801%, 10/25/42	17
230	Series 2012-114, Class DS, IF, IO, 5.901%, 08/25/39	38
223	Series 2012-114, Class HS, IF, IO, 5.951%, 03/25/40	40

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
258	Series 2012-120, Class ES, IF, IO, 6.001%, 11/25/39	52
280	Series 2012-120, Class SE, IF, IO, 6.001%, 02/25/39	53
209	Series 2012-124, Class DS, IF, IO, 5.951%, 04/25/40	38
326	Series 2012-124, Class LS, IF, IO, 6.001%, 07/25/40	69
265	Series 2012-137, Class CS, IF, IO, 6.001%, 08/25/41	54
1,214	Series 2013-9, Class SG, IF, IO, 6.001%, 03/25/39	233
93	Series 2013-110, Class QI, IO, 3.500%, 02/25/37	9
633	Series 2014-61, Class SA, IO, VAR, 1.794%, 10/25/44	46
	Federal National Mortgage Association STRIPS,
62	Series 366, Class 18, IO, 4.000%, 11/25/20	4
249	Series 390, Class C7, IO, 4.000%, 07/25/23	11
381	Series 390, Class C8, IO, 4.500%, 07/25/23	21
29	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	32
	Government National Mortgage Association,
80	Series 2013-69, Class SM, IF, IO, 5.997%, 05/20/43	12
91	Series 2013-165, Class ST, IF, IO, 5.947%, 11/20/43	16
60	Series 2014-2, Class NS, IF, IO, 5.947%, 01/20/44	11
105	Series 2014-68, Class SK, IF, IO, 5.997%, 05/20/44	18
352	Series 2014-90, Class SA, IO, 1.092%, 10/20/38	16
199	Series 2014-98, Class SM, IF, IO, 5.997%, 07/20/44	34
808	Series 2014-119, Class SA, IF, IO, 5.397%, 08/20/44	143
203	Series 2014-129, Class SK, IF, IO, 5.997%, 09/20/44	36
237	Series 2014-183, Class SG, IF, IO, 5.997%, 12/20/44	39
646	Series 2015-63, Class SN, IF, IO, 6.097%, 05/20/45	161
862	Series 2015-80, Class MS, IF, IO, 6.047%, 06/20/45	235
718	Series 2015-99, Class KS, IF, IO, 5.997%, 07/20/45	190

		3,773

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — 1.9%
1,155	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,181
494	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	511
	Banc of America Funding Trust,
134	Series 2014-R7, Class 1A1, VAR, 0.341%, 05/26/36 (e)	121
91	Series 2014-R7, Class 2A1, VAR, 0.331%, 09/26/36 (e)	85
166	Series 2015-R1, Class A1, VAR, 0.389%, 05/26/37	154
	Banc of America Mortgage Trust,
316	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	309
308	Series 2007-3, Class 1A1, 6.000%, 09/25/37	280
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.341%, 05/26/37 (e)	97
40	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.549%, 05/25/37	31
	Citigroup Mortgage Loan Trust,
83	Series 2013-11, Class 1A4, VAR, 0.361%, 10/25/46 (e)	78
92	Series 2014-10, Class 1A1, VAR, 0.326%, 11/25/36 (e)	82
119	Series 2014-10, Class 4A1, VAR, 0.360%, 02/25/37 (e)	108
88	Series 2014-10, Class 5A1, VAR, 0.341%, 06/25/36 (e)	80
289	Series 2014-12, Class 1A4, VAR, 0.316%, 08/25/36 (e)	261
88	Series 2014-12, Class 2A4, VAR, 4.387%, 02/25/37 (e)	87
	Credit Suisse First Boston Mortgage Securities Corp.,
74	Series 2003-29, Class 7A1, 6.500%, 12/25/33	77
255	Series 2004-5, Class 4A1, 6.000%, 09/25/34	261
	CSMC Trust,
56	Series 2011-12R, Class 3A1, VAR, 2.367%, 07/27/36 (e)	56
58	Series 2014-10R, Class 4A1, VAR, 0.357%, 12/27/36 (e)	55
49	Series 2014-11R, Class 8A1, VAR, 0.527%, 04/27/37 (e)	47
196	Series 2014-11R, Class 9A1, VAR, 0.327%, 10/27/36 (e)	185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	89

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
198	Series 2015-3R, Class 5A1, VAR, 0.341%, 09/29/36 (e)	190
15	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.699%, 02/25/35	14
32	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.278%, 06/27/37 (e)	32
100	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2, VAR, 5.199%, 07/25/25	100
91	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.361%, 04/26/37 (e)	84
264	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	248
	HarborView Mortgage Loan Trust,
16	Series 2004-9, Class 2A, VAR, 2.498%, 12/19/34	13
98	Series 2006-9, Class 2A1A, VAR, 0.415%, 11/19/36	71
371	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	372
14	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.349%, 12/25/36	13
	LSTAR Securities Investment Trust,
183	Series 2014-1, Class NOTE, VAR, 3.287%, 09/01/21 (e)	183
208	Series 2015-1, Class A, VAR, 2.199%, 01/01/20	207
221	Series 2015-2, Class A, VAR, 2.189%, 01/01/20 (e)	219
153	Series 2015-3, Class A, VAR, 2.197%, 03/01/20 (e)	152
170	Series 2015-4, Class A1, VAR, 2.189%, 04/01/20 (e)	168
179	Series 2015-6, Class A, VAR, 2.187%, 05/01/20 (e)	178
97	Series 2015-7, Class A, VAR, 2.189%, 07/01/20 (e)	96
224	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	193
96	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.361%, 12/26/36 (e)	86
1,256	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,048
146	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.492%, 12/10/35 (e)	123
	Residential Asset Securitization Trust,
329	Series 2005-A15, Class 1A7, 6.000%, 02/25/36	314

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
105	Series 2006-A1, Class 1A6, VAR, 0.699%, 04/25/36	64
297	Series 2006-R1, Class A2, VAR, 0.599%, 01/25/46	152
303	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	288
163	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	153
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	254
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	183
35	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.649%, 09/25/35	28
	Wells Fargo Mortgage-Backed Securities Trust,
64	Series 2005-16, Class A8, 5.750%, 01/25/36	67
491	Series 2007-8, Class 2A8, 6.000%, 07/25/37	482

		9,921

	Total Collateralized Mortgage Obligations (Cost $13,064)	13,694

Commercial Mortgage-Backed Securities — 1.1%
	BAMLL Commercial Mortgage Securities Trust,
100	Series 2013-DSNY, Class F, VAR, 3.687%, 09/15/26 (e)	100
200	Series 2014-FL1, Class D, VAR, 4.198%, 12/15/31 (e)	196
330	Series 2014-FL1, Class E, VAR, 5.698%, 12/15/31 (e)	298
460	Series 2014-INLD, Class E, VAR, 3.661%, 12/15/29 (e)	452
150	Series 2015-ASHF, Class D, VAR, 3.188%, 01/15/28 (e)	149
160	Series 2015-ASHF, Class E, VAR, 4.198%, 01/15/28 (e)	159
22	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class A4A, VAR, 5.257%, 10/12/42	22
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.687%, 11/15/31 (e)	100
143	Series 2014-FL2, Class COL2, VAR, 4.687%, 11/15/31 (e)	142
250	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.548%, 07/15/27 (e)	250

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	Commercial Mortgage Trust,
130	Series 2014-FL5, Class KH1, VAR, 3.838%, 08/15/31 (e)	121
100	Series 2014-FL5, Class KH2, VAR, 4.688%, 08/15/31 (e)	93
430	Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	412
	CSMC Trust,
690	Series 2015-DEAL, Class E, VAR, 4.198%, 04/15/29 (e)	683
280	Series 2015-SAND, Class E, VAR, 4.040%, 08/15/30 (e)	280
479	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	481
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.865%, 05/12/39	1,454
546	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.918%, 11/15/29 (e)	540

	Total Commercial Mortgage-Backed Securities (Cost $5,816)	5,932

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $73)	71

Corporate Bonds — 56.2%
	Consumer Discretionary — 9.4%
	Auto Components — 0.5%
250	American Axle & Manufacturing, Inc., 6.250%, 03/15/21	255
	Dana Holding Corp.,
250	5.500%, 12/15/24	245
500	6.000%, 09/15/23	504
	Goodyear Tire & Rubber Co. (The),
500	6.500%, 03/01/21	529
19	8.250%, 08/15/20	20
500	8.750%, 08/15/20	596
35	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	35
600	Schaeffler Finance B.V., (Netherlands), 4.750%, 05/15/23 (e)	578

		2,762

	Automobiles — 0.8%
750	Daimler Finance North America LLC, 2.250%, 03/02/20 (e)	732
500	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	536

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Automobiles — continued
500	Fiat Chrysler Automobiles N.V., (Netherlands), 5.250%, 04/15/23	495
1,000	General Motors Co., 4.875%, 10/02/23	1,018
750	Nissan Motor Acceptance Corp., 2.125%, 03/03/20 (e)	744
500	Volkswagen Group of America Finance LLC, 2.125%, 05/23/19 (e)	496

		4,021

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	358

	Hotels, Restaurants & Leisure — 1.2%
500	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	515
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20 (d)	313
335	11.250%, 06/01/17 (d)	281
405	Darden Restaurants, Inc., 7.050%, 10/15/37	488
750	International Game Technology plc, (United Kingdom), 6.250%, 02/15/22 (e)	721
68	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	67
	McDonald’s Corp.,
500	3.250%, 06/10/24	495
300	4.600%, 05/26/45	297
	MGM Resorts International,
850	6.000%, 03/15/23	863
260	6.750%, 10/01/20	277
161	7.625%, 01/15/17	169
250	7.750%, 03/15/22	277
300	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	294
500	Starbucks Corp., 2.700%, 06/15/22	500
500	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	462

		6,019

	Household Durables — 0.4%
500	Newell Rubbermaid, Inc., 2.875%, 12/01/19	500
500	Tempur Sealy International, Inc., 6.875%, 12/15/20	535
1,000	Whirlpool Corp., 1.650%, 11/01/17	998

		2,033

	Internet & Catalog Retail — 0.4%
15	Acosta, Inc., 7.750%, 10/01/22 (e)	15
	Amazon.com, Inc.,
500	3.800%, 12/05/24	500
400	4.950%, 12/05/44	401

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	91

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Internet & Catalog Retail — continued
500	Expedia, Inc., 4.500%, 08/15/24	499
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	483
500	QVC, Inc., 4.450%, 02/15/25	467

		2,365

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	503
500	Mattel, Inc., 3.150%, 03/15/23	489
9	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	9

		1,001

	Media — 4.4%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	595
600	Altice Luxembourg S.A., (Luxembourg), 7.625%, 02/15/25 (e)	570
200	AMC Entertainment, Inc., 5.750%, 06/15/25	199
116	AMC Networks, Inc., 7.750%, 07/15/21	124
212	Cablevision Systems Corp., 7.750%, 04/15/18	228
	CBS Corp.,
500	3.700%, 08/15/24	483
350	4.600%, 01/15/45	303
	CCO Safari II LLC,
1,000	4.464%, 07/23/22 (e)	996
90	4.908%, 07/23/25 (e)	89
337	Cinemark USA, Inc., 7.375%, 06/15/21	356
	Clear Channel Worldwide Holdings, Inc.,
1,450	Series B, 6.500%, 11/15/22	1,498
750	Series B, 7.625%, 03/15/20	776
	Comcast Corp.,
500	3.375%, 02/15/25	497
400	4.400%, 08/15/35	401
250	4.500%, 01/15/43	248
975	6.500%, 01/15/17	1,044
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	475
20	CSC Holdings LLC, 7.875%, 02/15/18	22
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
500	3.950%, 01/15/25	485
300	6.000%, 08/15/40	308
500	Discovery Communications LLC, 3.450%, 03/15/25	461
	DISH DBS Corp.,
675	5.000%, 03/15/23	596
40	5.875%, 07/15/22	38
1,700	5.875%, 11/15/24	1,549

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
60	6.750%, 06/01/21	60
20	7.875%, 09/01/19	22
109	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	117
37	Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (e)	37
20	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	21
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,153
	Nexstar Broadcasting, Inc.,
400	6.125%, 02/15/22 (e)	403
400	6.875%, 11/15/20	420
500	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	493
675	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e)	675
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	303
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	250
500	3.500%, 06/15/22	491
	Sinclair Television Group, Inc.,
250	5.375%, 04/01/21	249
250	6.125%, 10/01/22	251
400	6.375%, 11/01/21	408
	Sirius XM Radio, Inc.,
500	4.625%, 05/15/23 (e)	476
400	5.875%, 10/01/20 (e)	417
485	6.000%, 07/15/24 (e)	500
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	492
	Time Warner, Inc.,
500	3.600%, 07/15/25	484
330	5.350%, 12/15/43	340
258	Univision Communications, Inc., 8.500%, 05/15/21 (e)	269
1,250	Viacom, Inc., 4.250%, 09/01/23	1,190
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	560
500	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	510

		22,932

	Multiline Retail — 0.2%
500	Neiman Marcus Group Ltd. LLC, 8.750% (cash), 10/15/21 (e) (v)	535
500	Target Corp., 2.300%, 06/26/19	507

		1,042

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — 1.0%
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	466
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	501
500	2.625%, 06/01/22	492
300	L Brands, Inc., 6.625%, 04/01/21	337
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	524
375	Party City Holdings, Inc., 8.875%, 08/01/20	400
250	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	259
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	264
1,200	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	1,271
500	Tiffany & Co., 4.900%, 10/01/44 (e)	492

		5,006

	Textiles, Apparel & Luxury Goods — 0.2%
500	Coach, Inc., 4.250%, 04/01/25	468
415	Hanesbrands, Inc., 6.375%, 12/15/20	432

		900

	Total Consumer Discretionary	48,439

	Consumer Staples — 3.5%
	Beverages — 0.5%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	481
700	6.875%, 11/15/19	826
100	Constellation Brands, Inc., 7.250%, 09/01/16	104
	PepsiCo, Inc.,
500	2.750%, 04/30/25	476
500	3.600%, 03/01/24	511
250	Series FXD, 2.250%, 01/07/19	253

		2,651

	Food & Staples Retailing — 1.1%
1,000	CVS Health Corp., 2.800%, 07/20/20	1,010
	CVS Pass-Through Trust,
630	6.036%, 12/10/28	714
963	7.507%, 01/10/32 (e)	1,194
405	Delhaize Group, (Belgium), 5.700%, 10/01/40	427
750	Kroger Co. (The), 2.950%, 11/01/21	740
84	Rite Aid Corp., 6.125%, 04/01/23 (e)	86
500	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	489
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	847

		5,507

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — 1.1%
287	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	295
91	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	98
750	General Mills, Inc., 2.200%, 10/21/19	748
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	534
1,500	HJ Heinz Co., 2.800%, 07/02/20 (e)	1,499
300	JM Smucker Co. (The), 4.375%, 03/15/45 (e)	277
	Post Holdings, Inc.,
315	6.750%, 12/01/21 (e)	318
1,280	7.375%, 02/15/22	1,312
131	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	122
250	Tyson Foods, Inc., 3.950%, 08/15/24	250

		5,453

	Household Products — 0.5%
356	Central Garden & Pet Co., 8.250%, 03/01/18	363
89	HRG Group, Inc., 7.875%, 07/15/19	94
750	Kimberly-Clark Corp., 1.850%, 03/01/20	741
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	505
500	SC Johnson & Son, Inc., 4.350%, 09/30/44 (e)	499
600	Spectrum Brands, Inc., 6.375%, 11/15/20	635

		2,837

	Tobacco — 0.3%
500	Altria Group, Inc., 2.625%, 01/14/20	500
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	383
725	5.650%, 05/16/18	799

		1,682

	Total Consumer Staples	18,130

	Energy — 4.6%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	250
95	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	96

		346

	Oil, Gas & Consumable Fuels — 4.5%
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	480
31	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	16
174	Bill Barrett Corp., 7.000%, 10/15/22	122
	Bonanza Creek Energy, Inc.,
76	5.750%, 02/01/23	52
156	6.750%, 04/15/21	115

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	93

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	1,000
750	2.521%, 01/15/20	756
300	2.750%, 05/10/23	285
500	3.814%, 02/10/24	503
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
402	7.875%, 04/15/22	171
76	8.625%, 10/15/20	41
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	493
	Carrizo Oil & Gas, Inc.,
35	6.250%, 04/15/23	32
89	7.500%, 09/15/20	84
	Chaparral Energy, Inc.,
190	7.625%, 11/15/22	82
43	8.250%, 09/01/21	19
111	9.875%, 10/01/20	57
600	Chesapeake Energy Corp., 4.875%, 04/15/22	435
500	Chevron Corp., 2.411%, 03/03/22	485
1,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	959
	Comstock Resources, Inc.,
83	7.750%, 04/01/19	26
53	9.500%, 06/15/20	17
475	ConocoPhillips, 6.500%, 02/01/39	573
500	ConocoPhillips Co., 2.875%, 11/15/21	496
172	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	168
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	937
300	Denbury Resources, Inc., 4.625%, 07/15/23	201
500	Devon Energy Corp., 3.250%, 05/15/22	483
46	Diamondback Energy, Inc., 7.625%, 10/01/21	48
500	El Paso Natural Gas Co. LLC, 5.950%, 04/15/17	530
	Endeavor Energy Resources LP/EER Finance, Inc.,
219	7.000%, 08/15/21 (e)	205
26	8.125%, 09/15/23 (e)	25
300	Energy Transfer Partners LP, 5.150%, 03/15/45	253
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	461
	EP Energy LLC/Everest Acquisition Finance, Inc.,
57	7.750%, 09/01/22	52
1,048	9.375%, 05/01/20	1,015
145	EXCO Resources, Inc., 7.500%, 09/15/18	51
300	Exxon Mobil Corp., 3.567%, 03/06/45	276
35	Gulfport Energy Corp., 6.625%, 05/01/23 (e)	33

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
	Halcon Resources Corp.,
110	8.625%, 02/01/20 (e)	97
113	8.875%, 05/15/21	37
101	9.750%, 07/15/20	37
23	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	23
95	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	81
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	342
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	16
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
10	3.050%, 12/01/19	10
500	4.300%, 06/01/25	461
300	5.050%, 02/15/46	239
52	7.000%, 06/15/17	56
	Laredo Petroleum, Inc.,
28	5.625%, 01/15/22	25
14	6.250%, 03/15/23	13
88	7.375%, 05/01/22	86
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
90	6.625%, 12/01/21	63
92	8.000%, 12/01/20	70
	Linn Energy LLC/Linn Energy Finance Corp.,
500	7.750%, 02/01/21	196
5	8.625%, 04/15/20	2
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	964
31	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	29
85	Matador Resources Co., 6.875%, 04/15/23 (e)	82
	MEG Energy Corp., (Canada),
370	6.375%, 01/30/23 (e)	298
31	6.500%, 03/15/21 (e)	26
563	7.000%, 03/31/24 (e)	460
	Memorial Production Partners LP/Memorial Production Finance Corp.,
50	6.875%, 08/01/22	32
105	7.625%, 05/01/21	70
5	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	5
154	Northern Oil and Gas, Inc., 8.000%, 06/01/20	117
43	Oasis Petroleum, Inc., 6.500%, 11/01/21	35
187	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	183

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
250	Peabody Energy Corp., 6.250%, 11/15/21	66
8	Penn Virginia Corp., 7.250%, 04/15/19	2
250	Phillips 66, 4.650%, 11/15/34	244
500	Phillips 66 Partners LP, 3.605%, 02/15/25	446
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,597
84	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	78
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	491
22	RSP Permian, Inc., 6.625%, 10/01/22 (e)	22
368	Samson Resources Co., 9.750%, 02/15/20 (d)	1
142	Sanchez Energy Corp., 6.125%, 01/15/23	106
	SandRidge Energy, Inc.,
250	7.500%, 03/15/21	75
91	8.750%, 06/01/20 (e)	62
174	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	173
	SM Energy Co.,
19	5.000%, 01/15/24	16
29	6.500%, 01/01/23	28
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	466
750	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	752
500	Total Capital International S.A., (France), 3.750%, 04/10/24	509
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	376
14	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	9
500	Western Gas Partners LP, 2.600%, 08/15/18	498
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	408
20	7.875%, 09/01/21	22
500	Williams Partners LP, 4.000%, 09/15/25	446
	WPX Energy, Inc.,
9	5.250%, 09/15/24	8
43	6.000%, 01/15/22	36

		23,144

	Total Energy	23,490

	Financials — 15.8%
	Banks — 4.0%
	Bank of America Corp.,
1,000	4.000%, 04/01/24	1,022
750	4.000%, 01/22/25	734

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
750	4.200%, 08/26/24	744
690	6.500%, 08/01/16	722
500	Series L, 2.250%, 04/21/20	491
500	Series L, 3.950%, 04/21/25	484
740	Series L, 5.650%, 05/01/18	805
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,490
500	2.350%, 09/08/19 (e)	497
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,495
750	3.650%, 03/16/25	713
1,000	BNP Paribas S.A., (France), 2.375%, 05/21/20	994
	CIT Group, Inc.,
25	5.000%, 05/15/17	26
250	5.250%, 03/15/18	260
500	5.500%, 02/15/19 (e)	525
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	1,991
500	2.400%, 02/18/20	495
900	3.750%, 06/16/24	908
500	3.875%, 03/26/25	483
12	6.000%, 08/15/17	13
320	6.625%, 06/15/32	384
43	8.500%, 05/22/19	52
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	401
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	996
1,000	Standard Chartered plc, (United Kingdom), 2.250%, 04/17/20 (e)	986
	Wells Fargo & Co.,
500	3.000%, 02/19/25	481
300	3.900%, 05/01/45	275
1,500	Series N, 2.150%, 01/30/20	1,487
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	825

		20,779

	Capital Markets — 4.0%
	Bank of New York Mellon Corp. (The),
500	Series G, 2.200%, 05/15/19	500
500	Series G, 3.000%, 02/24/25	485
850	BlackRock, Inc., 3.500%, 03/18/24	863
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	281
500	Charles Schwab Corp. (The), 3.000%, 03/10/25	488

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	95

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
	Credit Suisse, (Switzerland),
700	3.000%, 10/29/21	697
1,000	3.625%, 09/09/24	996
300	Credit Suisse USA, Inc., 7.125%, 07/15/32	396
3,300	Deutsche Bank AG, (Germany), 1.875%, 02/13/18	3,284
	Goldman Sachs Group, Inc. (The),
1,500	3.850%, 07/08/24	1,515
300	5.150%, 05/22/45	297
890	5.950%, 01/18/18	970
1,530	6.150%, 04/01/18	1,686
180	6.450%, 05/01/36	207
400	Lazard Group LLC, 3.750%, 02/13/25	378
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 12/30/16 (d)	139
850	0.000%, 05/25/49 (d)	88
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	992
500	2.600%, 06/24/19 (e)	501
	Morgan Stanley,
500	2.375%, 07/23/19	500
885	3.450%, 11/02/15	889
1,000	3.700%, 10/23/24	999
500	3.950%, 04/23/27	476
500	4.000%, 07/23/25	510
395	5.500%, 01/26/20	440
560	6.625%, 04/01/18	624
300	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.875%, 04/15/45 (e)	274
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	497
550	UBS AG, (Switzerland), 5.750%, 04/25/18	603

		20,575

	Consumer Finance — 3.6%
	Ally Financial, Inc.,
58	2.750%, 01/30/17	58
70	3.250%, 09/29/17	70
50	3.750%, 11/18/19	50
500	4.125%, 03/30/20	501
16	4.125%, 02/13/22	16
61	4.625%, 05/19/22	61
795	4.625%, 03/30/25	767
40	4.750%, 09/10/18	41
15	5.500%, 02/15/17	16

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
82	6.250%, 12/01/17	87
85	8.000%, 11/01/31	101
	American Express Credit Corp.,
1,000	2.250%, 08/15/19	997
750	2.375%, 05/26/20	745
825	American Honda Finance Corp., 1.600%, 02/16/18 (e)	826
750	Capital One Financial Corp., 3.200%, 02/05/25	698
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	493
500	2.850%, 06/01/22	491
1,000	Discover Financial Services, 3.950%, 11/06/24	963
	Ford Motor Credit Co. LLC,
500	2.240%, 06/15/18	496
1,000	2.597%, 11/04/19	985
750	3.219%, 01/09/22	729
500	4.375%, 08/06/23	513
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	988
1,250	3.150%, 01/15/20	1,229
750	Harley-Davidson Financial Services, Inc., 2.150%, 02/26/20 (e)	743
719	HSBC Finance Corp., 6.676%, 01/15/21	836
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,478
500	2.375%, 11/13/19	497
	John Deere Capital Corp.,
500	2.050%, 03/10/20	497
500	3.350%, 06/12/24	502
100	Springleaf Finance Corp., 6.500%, 09/15/17	105
	Synchrony Financial,
1,000	2.700%, 02/03/20	982
500	4.250%, 08/15/24	492
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	504

		18,557

	Diversified Financial Services — 1.3%
500	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	524
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	426
500	CME Group, Inc., 3.000%, 03/15/25	486
101	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	101
	General Electric Capital Corp.,
1,500	2.200%, 01/09/20	1,498
645	5.875%, 01/14/38	783
500	Moody’s Corp., 2.750%, 07/15/19	506

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
1,000	Nationwide Building Society, (United Kingdom), 2.350%, 01/21/20 (e)	999
500	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	508
750	Shell International Finance B.V., (Netherlands), 3.250%, 05/11/25	734

		6,565

	Insurance — 1.5%
500	ACE INA Holdings, Inc., 3.150%, 03/15/25	480
	Aflac, Inc.,
500	3.250%, 03/17/25	481
400	3.625%, 06/15/23	403
	American International Group, Inc.,
500	3.875%, 01/15/35	454
500	4.125%, 02/15/24	517
250	4.500%, 07/16/44	240
275	Aon plc, (United Kingdom), 4.250%, 12/12/42	250
	Lincoln National Corp.,
250	4.000%, 09/01/23	256
300	7.000%, 06/15/40	384
	MetLife, Inc.,
500	3.600%, 04/10/24	502
300	4.050%, 03/01/45	278
875	6.750%, 06/01/16	914
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	740
500	Prudential Financial, Inc., 3.500%, 05/15/24	492
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,011
500	XLIT Ltd., (Cayman Islands), 4.450%, 03/31/25	494

		7,896

	Real Estate Investment Trusts (REITs) — 0.9%
	American Tower Corp.,
500	2.800%, 06/01/20	494
500	3.450%, 09/15/21	495
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	489
525	Corrections Corp. of America, 4.625%, 05/01/23	514
600	Crown Castle International Corp., 5.250%, 01/15/23	628
400	Geo Group, Inc. (The), 5.125%, 04/01/23	398
	GEO Group, Inc. (The),
215	5.875%, 01/15/22	224
165	6.625%, 02/15/21	172
625	Health Care REIT, Inc., 4.700%, 09/15/17	659

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Real Estate Investment Trusts (REITs) — continued
27	iStar, Inc., 3.875%, 07/01/16	27
350	Kimco Realty Corp., 4.250%, 04/01/45	319
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	198

		4,617

	Real Estate Management & Development — 0.2%
725	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	739

	Thrifts & Mortgage Finance — 0.3%
750	Abbey National Treasury Services plc, (United Kingdom), 2.375%, 03/16/20	746
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	986

		1,732

	Total Financials	81,460

	Health Care — 4.9%
	Biotechnology — 0.4%
500	Amgen, Inc., 4.400%, 05/01/45	466
	Celgene Corp.,
400	2.250%, 05/15/19	401
500	2.875%, 08/15/20	501
500	Gilead Sciences, Inc., 3.500%, 02/01/25	500

		1,868

	Health Care Equipment & Supplies — 0.7%
500	Abbott Laboratories, 2.950%, 03/15/25	482
250	Boston Scientific Corp., 4.125%, 10/01/23	253
500	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	517
600	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	633
	Medtronic, Inc.,
500	2.500%, 03/15/20 (e)	504
750	2.750%, 04/01/23	723
300	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	272

		3,384

	Health Care Providers & Services — 2.3%
500	Aetna, Inc., 3.500%, 11/15/24	489
300	AmerisourceBergen Corp., 4.250%, 03/01/45	280
750	Cardinal Health, Inc., 1.950%, 06/15/18	749
500	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	490
750	Express Scripts Holding Co., 2.250%, 06/15/19	742
1,205	HCA Holdings, Inc., 6.250%, 02/15/21	1,307

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	97

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
1,300	HCA, Inc., 7.500%, 02/15/22	1,491
	Kindred Healthcare, Inc.,
500	8.000%, 01/15/20 (e)	548
300	8.750%, 01/15/23 (e)	336
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	489
183	MedImpact Holdings, Inc., 10.500%, 02/01/18 (e)	192
89	Omnicare, Inc., 5.000%, 12/01/24	96
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	1,012
500	3.500%, 03/30/25	471
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	251
825	6.750%, 02/01/20	871
45	6.750%, 06/15/23	46
50	8.000%, 08/01/20	52
1,393	8.125%, 04/01/22	1,543
45	VAR, 3.786%, 06/15/20 (e)	45
500	UnitedHealth Group, Inc., 4.750%, 07/15/45	525
45	WellCare Health Plans, Inc., 5.750%, 11/15/20	47

		12,072

	Health Care Technology — 0.1%
515	IMS Health, Inc., 6.000%, 11/01/20 (e)	529

	Pharmaceuticals — 1.4%
300	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	274
149	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	154
300	Eli Lilly & Co., 3.700%, 03/01/45	276
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	733
	Merck & Co., Inc.,
500	2.750%, 02/10/25	480
400	4.150%, 05/18/43	393
	Pfizer, Inc.,
826	3.000%, 06/15/23	816
800	4.300%, 06/15/43	782
	Valeant Pharmaceuticals International, Inc., (Canada),
540	5.875%, 05/15/23 (e)	551
1,125	7.250%, 07/15/22 (e)	1,184
1,359	7.500%, 07/15/21 (e)	1,459

		7,102

	Total Health Care	24,955

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrials — 3.8%
	Aerospace & Defense — 0.9%
	Boeing Co. (The),
1,000	2.350%, 10/30/21	987
250	3.500%, 03/01/45	224
800	Bombardier, Inc., (Canada), 7.500%, 03/15/25 (e)	606
450	KLX, Inc., 5.875%, 12/01/22	441
500	L-3 Communications Corp., 3.950%, 05/28/24	477
300	Lockheed Martin Corp., 3.800%, 03/01/45	264
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	974
250	3.850%, 04/15/45	220
300	United Technologies Corp., 4.150%, 05/15/45	289

		4,482

	Air Freight & Logistics — 0.1%
500	FedEx Corp., 4.100%, 02/01/45	446

	Airlines — 0.1%
40	Allegiant Travel Co., 5.500%, 07/15/19	41
500	Southwest Airlines Co., 2.750%, 11/06/19	507

		548

	Commercial Services & Supplies — 0.3%
500	ACCO Brands Corp., 6.750%, 04/30/20	525
350	ADT Corp. (The), 3.500%, 07/15/22	313
30	Mobile Mini, Inc., 7.875%, 12/01/20	31
500	Waste Management, Inc., 3.125%, 03/01/25	485

		1,354

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	447
116	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	113

		560

	Industrial Conglomerates — 0.2%
107	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	114
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,036

		1,150

	Machinery — 0.4%
500	Case New Holland, Inc., 7.875%, 12/01/17	542
500	Caterpillar, Inc., 3.400%, 05/15/24	502
1,200	Terex Corp., 6.000%, 05/15/21	1,212

		2,256

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Professional Services — 0.0% (g)
90	CEB, Inc., 5.625%, 06/15/23 (e)	90

	Road & Rail — 1.0%
400	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	416
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
250	5.125%, 06/01/22 (e)	246
500	5.500%, 04/01/23	496
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	562
750	CSX Corp., 3.400%, 08/01/24	745
	Hertz Corp. (The),
550	5.875%, 10/15/20	556
400	6.250%, 10/15/22	407
550	7.375%, 01/15/21	573
70	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	64
500	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	485
500	Ryder System, Inc., 2.650%, 03/02/20	498
250	Union Pacific Corp., 3.375%, 02/01/35	223

		5,271

	Trading Companies & Distributors — 0.7%
550	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20	624
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	249
	HD Supply, Inc.,
550	5.250%, 12/15/21 (e)	565
17	11.000%, 04/15/20	19
63	11.500%, 07/15/20	72
750	International Lease Finance Corp., 8.750%, 03/15/17	813
	United Rentals North America, Inc.,
500	6.125%, 06/15/23	510
585	7.625%, 04/15/22	630
76	8.250%, 02/01/21	81
22	Univar USA, Inc., 6.750%, 07/15/23 (e)	22

		3,585

	Total Industrials	19,742

	Information Technology — 4.5%
	Communications Equipment — 0.6%
300	Alcatel-Lucent USA, Inc., 8.875%, 01/01/20 (e)	326
320	Avaya, Inc., 7.000%, 04/01/19 (e)	287
300	Cisco Systems, Inc., 5.500%, 01/15/40	349
	CommScope, Inc.,
36	4.375%, 06/15/20 (e)	36

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Communications Equipment — continued
250	5.000%, 06/15/21 (e)	247
1,500	5.500%, 06/15/24 (e)	1,457
500	QUALCOMM, Inc., 3.450%, 05/20/25	469

		3,171

	Electronic Equipment, Instruments & Components — 0.2%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	489
750	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	803

		1,292

	Internet Software & Services — 0.4%
1,000	Alibaba Group Holding Ltd., (Cayman Islands), 2.500%, 11/28/19 (e)	982
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	509
400	Google, Inc., 3.375%, 02/25/24	408

		1,899

	IT Services — 1.1%
	First Data Corp.,
9	5.375%, 08/15/23 (e)	9
500	6.750%, 11/01/20 (e)	526
120	7.375%, 06/15/19 (e)	125
1,200	8.250%, 01/15/21 (e)	1,263
36	11.250%, 01/15/21	40
206	11.750%, 08/15/21	232
814	12.625%, 01/15/21	935
458	8.750% (cash), 01/15/22 (e) (v)	482
750	International Business Machines Corp., 1.875%, 08/01/22	695
750	SunGard Data Systems, Inc., 6.625%, 11/01/19	778
	Xerox Corp.,
400	2.800%, 05/15/20	394
350	4.800%, 03/01/35	320

		5,799

	Semiconductors & Semiconductor Equipment — 0.8%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,289
55	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	57
1,000	Intel Corp., 2.450%, 07/29/20	1,004
	Micron Technology, Inc.,
600	5.250%, 08/01/23 (e)	560
250	5.875%, 02/15/22	246
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 02/15/21 (e)	783

		3,939

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	99

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — 1.2%
750	Adobe Systems, Inc., 3.250%, 02/01/25	720
1,100	Audatex North America, Inc., 6.000%, 06/15/21 (e)	1,074
250	CA, Inc., 4.500%, 08/15/23	254
500	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	453
1,000	Infor U.S., Inc., 6.500%, 05/15/22 (e)	938
130	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	132
350	Microsoft Corp., 4.000%, 02/12/55	316
	Oracle Corp.,
300	3.250%, 05/15/30	278
500	4.300%, 07/08/34	500
300	4.375%, 05/15/55	280
460	6.125%, 07/08/39	558
500	Series NOTE, 2.800%, 07/08/21	502

		6,005

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
750	2.500%, 02/09/25	704
350	3.850%, 05/04/43	319
260	VAR, 0.601%, 05/06/19	260

		1,283

	Total Information Technology	23,388

	Materials — 2.8%
	Chemicals — 1.5%
500	Ashland, Inc., 4.750%, 08/15/22	496
71	Chemours Co. (The), 6.625%, 05/15/23 (e)	62
250	Cytec Industries, Inc., 3.950%, 05/01/25	246
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	481
500	4.125%, 11/15/21	519
250	4.375%, 11/15/42	225
1,125	Hexion, Inc., 6.625%, 04/15/20	1,049
	Huntsman International LLC,
700	4.875%, 11/15/20	686
150	5.125%, 11/15/22 (e)	143
8	8.625%, 03/15/21	8
950	INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)	942
	LyondellBasell Industries N.V., (Netherlands),
250	4.625%, 02/26/55	215
500	6.000%, 11/15/21	566

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
	Monsanto Co.,
500	3.375%, 07/15/24	480
400	4.200%, 07/15/34	368
283	Reichhold Industries, Inc., 9.000%, 05/08/17 (d) (e)	—
	Reichhold International,
322	12.000%, 03/31/17	322
646	15.000%, 03/31/17	646
270	Reichhold, LLC, 12.000%, 03/31/17	270

		7,724

	Containers & Packaging — 0.7%
950	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	997
400	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.286%, 12/15/19 (e)	392
89	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	89
59	Pactiv LLC, 8.375%, 04/15/27	58
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	516
1,450	9.000%, 04/15/19	1,482

		3,534

	Metals & Mining — 0.4%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	872
700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	539
1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	857

		2,268

	Paper & Forest Products — 0.2%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	501
385	International Paper Co., 7.300%, 11/15/39	463

		964

	Total Materials	14,490

	Telecommunication Services — 4.7%
	Diversified Telecommunication Services — 3.7%
750	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	746
	AT&T, Inc.,
600	3.900%, 03/11/24	599

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
500	4.500%, 05/15/35	459
850	5.350%, 09/01/40	835
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	838
	CCO Holdings LLC/CCO Holdings Capital Corp.,
291	5.125%, 05/01/23 (e)	291
600	5.250%, 03/15/21	606
660	6.500%, 04/30/21	690
950	6.625%, 01/31/22	1,000
	CenturyLink, Inc.,
100	6.750%, 12/01/23	97
700	Series T, 5.800%, 03/15/22	664
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	629
21	Frontier Communications Corp., 8.250%, 04/15/17	22
241	GCI, Inc., 6.750%, 06/01/21	248
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,250	5.500%, 08/01/23	1,100
350	6.625%, 12/15/22	306
300	7.250%, 10/15/20	288
400	7.500%, 04/01/21	388
	Level 3 Financing, Inc.,
388	5.125%, 05/01/23 (e)	378
88	5.375%, 05/01/25 (e)	85
750	5.625%, 02/01/23	757
	Sprint Capital Corp.,
250	6.875%, 11/15/28	215
730	8.750%, 03/15/32	691
360	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	387
360	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	383
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	493
1,000	4.150%, 03/15/24	1,022
577	4.272%, 01/15/36	518
500	4.400%, 11/01/34	461
700	6.250%, 04/01/37	789
710	6.350%, 04/01/19	805
500	Wind Acquisition Finance S.A., (Luxembourg), 7.375%, 04/23/21 (e)	511
	Windstream Services LLC,
300	7.500%, 04/01/23	235
1,125	7.750%, 10/01/21	917

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
	Zayo Group LLC/Zayo Capital, Inc.,
750	6.000%, 04/01/23 (e)	749
29	10.125%, 07/01/20	32

		19,234

	Wireless Telecommunication Services — 1.0%
675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	738
290	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	323
	Sprint Corp.,
150	7.625%, 02/15/25	140
2,450	7.875%, 09/15/23	2,355
	T-Mobile USA, Inc.,
34	6.375%, 03/01/25	35
89	6.464%, 04/28/19	92
625	6.633%, 04/28/21	653
550	6.731%, 04/28/22	577

		4,913

	Total Telecommunication Services	24,147

	Utilities — 2.2%
	Electric Utilities — 1.0%
300	Alabama Power Co., 3.750%, 03/01/45	262
300	Commonwealth Edison Co., 3.700%, 03/01/45	271
300	DTE Electric Co., 3.700%, 03/15/45	273
300	Duke Energy Carolinas LLC, 3.750%, 06/01/45	278
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	564
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	523
1,010	Nevada Power Co., 7.125%, 03/15/19	1,179
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	496
250	Potomac Electric Power Co., 4.150%, 03/15/43	241
165	Progress Energy, Inc., 6.000%, 12/01/39	193
730	Xcel Energy, Inc., 4.700%, 05/15/20	794

		5,074

	Gas Utilities — 0.2%
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	511
111	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	107
500	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25 (e)	483

		1,101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	101

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Independent Power & Renewable Electricity Producers — 0.2%
	700	AES Corp., 4.875%, 05/15/23	651
		NRG Energy, Inc.,
	55	7.625%, 01/15/18	58
	200	8.250%, 09/01/20	207

			916

		Multi-Utilities — 0.7%
	385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	475
		Consolidated Edison Co. of New York, Inc.,
	250	4.450%, 03/15/44	249
	350	4.625%, 12/01/54	343
		Dominion Resources, Inc.,
	250	4.700%, 12/01/44	245
	630	5.200%, 08/15/19	694
	250	Series C, 4.900%, 08/01/41	253
	300	DTE Energy Co., Series C, 3.500%, 06/01/24	298
	630	NiSource Finance Corp., 6.800%, 01/15/19	719
	560	TECO Finance, Inc., 5.150%, 03/15/20	612

			3,888

		Water Utilities — 0.1%
	500	Aquarion Co., 4.000%, 08/15/24 (e)	493

		Total Utilities	11,472

		Total Corporate Bonds (Cost $295,039)	289,713

	Insurance-Linked Securities — 2.1%
		Catastrophe Bonds — 2.0%
	300	Acorn Re Ltd., (Bermuda), VAR, 3.663%, 07/17/18 (e)	301
	250	Alamo Re Ltd., (Bermuda), VAR, 4.636%, 06/07/19 (e)	252
	250	Armor Re Ltd., (Bermuda), VAR, 4.116%, 12/15/16 (e)	249
	250	Caelus Re Ltd., (Cayman Islands), VAR, 5.286%, 03/07/16 (e)	250
EUR	600	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	683
		East Lane Re VI Ltd., (Cayman Islands),
	250	VAR, 2.786%, 03/14/18 (e)	246
	250	VAR, 3.786%, 03/13/20 (e)	250
		Everglades Re Ltd., (Bermuda),
	750	VAR, 7.486%, 04/28/17 (e)	766
	400	VAR, 9.516%, 03/28/16 (e)	404
EUR	500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	565

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Catastrophe Bonds — continued
250		Ibis Re II Ltd., (Cayman Islands), VAR, 4.036%, 06/28/16 (e)	252
		Kilimanjaro Re Ltd., (Bermuda),
250		VAR, 4.536%, 04/30/18 (e)	245
500		VAR, 4.786%, 04/30/18 (e)	492
250		Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.236%, 05/18/16 (e)	253
500		MetroCat Re Ltd., (Bermuda), VAR, 4.536%, 08/05/16 (e)	507
250		Nakama Re Ltd., (Bermuda), VAR, 2.536%, 04/13/18 (e)	251
1,030		Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.936%, 12/06/15 (e)	1,020
		Residential Reinsurance 2012 Ltd., (Cayman Islands),
500		VAR, 4.536%, 12/06/16 (e)	504
1,000		VAR, 8.036%, 06/06/16 (e)	1,043
250		Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.286%, 12/06/17 (e)	246
		Sanders Re Ltd., (Bermuda),
850		VAR, 3.036%, 05/25/18 (e)	833
750		VAR, 3.536%, 05/05/17 (e)	742
		Preferred Shares — 0.1%
1 Unit		AlphaCat 2015 Ltd. (a)	733

		Total Insurance-Linked Securities (Cost $11,171)	11,087

Investment Companies — 0.0% (g)
2		BlackRock Corporate High Yield Fund, Inc.	18
5		BlackRock Debt Strategies Fund, Inc.	18
1		Blackstone/GSO Strategic Credit Fund	15
1		Eaton Vance Floating-Rate Income Trust	14
—	(h)	Eaton Vance Senior Income Trust	2

		Total Investment Companies (Cost $68)	67

Mortgage Pass-Through Securities — 28.1%
18		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	20
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
19,000		TBA, 3.000%, 09/15/45	19,047
10,600		TBA, 3.500%, 09/15/45	10,973
2,000		TBA, 4.500%, 09/15/45	2,164
1,122		6.000%, 02/01/36 - 08/01/38	1,270
10		7.000%, 12/01/25 - 02/01/26	11
34		7.500%, 10/01/26 - 02/01/27	37

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
19	8.000%, 04/01/26 - 07/01/26	20
	Federal National Mortgage Association, 15 Year, Single Family,
3,200	TBA, 2.500%, 09/25/30	3,249
3,500	TBA, 3.000%, 09/25/30	3,633
5,260	TBA, 4.000%, 09/25/30	5,510
4,035	TBA, 5.000%, 09/25/30	4,200
	Federal National Mortgage Association, 30 Year, Single Family,
7,730	TBA, 3.000%, 09/25/45	7,773
18,140	TBA, 3.500%, 09/25/45	18,816
13,650	TBA, 4.000%, 09/25/45	14,510
5,700	TBA, 4.500%, 09/25/45	6,177
2,000	TBA, 5.500%, 09/25/45	2,239
10,222	4.000%, 05/01/45 - 06/01/45	11,060
531	6.000%, 05/01/37	602
172	6.500%, 07/01/29 - 03/01/35	206
65	7.000%, 02/01/35 - 03/01/35	75
5	7.500%, 03/01/35	6
	Government National Mortgage Association, 30 Year, Single Family,
5,850	TBA, 3.000%, 09/15/45	5,936
6,000	TBA, 3.500%, 09/15/45	6,247
4,000	TBA, 4.000%, 09/15/45	4,253
8,500	TBA, 4.500%, 09/15/45	9,217
4,300	TBA, 5.000%, 09/15/45	4,730
2,400	TBA, 6.000%, 09/15/45	2,692
197	7.000%, 09/15/31	241

	Total Mortgage Pass-Through Securities (Cost $144,503)	144,914

Preferred Security — 0.0% (g) (x)
	Financials — 0.0% (g)
	Capital Markets — 0.0% (g)
3,795	Lehman Brothers Holdings Capital Trust VII, 5.857%, 10/13/15 (d) (Cost $2,016)	—	(h)

Supranational — 0.7%
2,760	European Investment Bank, (Supranational), 4.875%, 02/16/16	2,816
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20	744

	Total Supranational (Cost $3,513)	3,560

U.S. Government Agency Securities — 3.6%
	Federal Home Loan Bank,
5,000	1.625%, 12/09/16	5,062
1,500	2.875%, 09/13/24	1,523

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
		Federal National Mortgage Association,
5,000		0.875%, 05/21/18	4,969
2,600		1.750%, 09/12/19	2,627
2,000		2.625%, 09/06/24	2,017
2,140		4.875%, 12/15/16	2,261

		Total U.S. Government Agency Securities (Cost $18,274)	18,459

U.S. Treasury Obligations — 3.2%
		U.S. Treasury Bonds,
6,129		2.500%, 02/15/45	5,575
4,000		3.375%, 05/15/44	4,338
5,600		3.875%, 08/15/40	6,595

		Total U.S. Treasury Obligations (Cost $16,215)	16,508

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
—	(h)	Reichhold, Inc. (a) (Cost $185)	205

PRINCIPAL AMOUNT
Loan Assignments — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
83		Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21 ^	79

		Consumer Staples — 0.1%
		Household Products — 0.1%
241		Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20 ^	232
85		Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/24/22	86

		Total Consumer Staples	318

		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
104		Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	104

		Industrials — 0.0% (g)
		Machinery — 0.0% (g)
38		Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	36

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	103

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options and Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Marine — 0.0% (g)
159	Commercial Barge Line Co., 2nd Lien Initial Term Loan, VAR, 10.750%, 03/22/20	161

	Total Industrials	197

	Total Loan Assignments (Cost $699)	698

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Options Purchased: — 0.0% (g)
127	Eurodollar, Expiring 12/14/15, at $98.75, American Style	1
13	Eurodollar, Expiring 12/19/16, at $98.00, American Style	2

	Total Put Options Purchased (Cost $58)	3

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 25.1%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
380	0.063, 11/12/15 (k) (n)	380
640	0.091, 01/21/16 (k) (n)	640

	Total U.S. Treasury Obligations	1,020

SHARES
	Investment Company — 25.0%
128,640	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) †	128,640

	Total Short-Term Investments (Cost $129,660)	129,660

	Total Investments — 124.7% (Cost $648,878)	643,948
	Liabilities in Excess of Other Assets — (24.7)%	(127,439)

	NET ASSETS — 100.0%	$516,509

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(12)	90 Day Eurodollar	09/14/15	USD	(2,989)	(11)
(24)	90 Day Eurodollar	12/14/15	USD	(5,971)	(13)
(92)	10 Year U.S. Treasury Note	12/21/15	USD	(11,690)	146
(2)	U.S. Ultra Bond	12/21/15	USD	(317)	11
(160)	2 Year U.S. Treasury Note	12/31/15	USD	(34,955)	92
(220)	5 Year U.S. Treasury Note	12/31/15	USD	(26,276)	207
(52)	90 Day Eurodollar	03/14/16	USD	(12,919)	(18)

					414

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
210	AUD	Goldman Sachs International	09/21/15	159	149	(10)
210	AUD	Westpac Banking Corp.	09/21/15	161	150	(11)
130	AUD	Union Bank of Switzerland AG	12/15/15	99	92	(7)
395	EUR	Goldman Sachs International	09/21/15	441	443	2
198	EUR	Morgan Stanley	09/21/15	229	222	(7)
710	NZD	Union Bank of Switzerland AG	09/21/15	526	449	(77)
140	NZD	Westpac Banking Corp.	12/15/15	97	88	(9)

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
806	SGD	BNP Paribas	09/21/15	606	571	(35)
1,000	SGD	Goldman Sachs International	09/21/15	735	708	(27)
688	SGD	Union Bank of Switzerland AG	09/21/15	518	487	(31)
				3,571	3,359	(212)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
210	AUD	Morgan Stanley	09/21/15	160	149	11
210	AUD	Union Bank of Switzerland AG	09/21/15	162	149	13
130	AUD	Westpac Banking Corp.	12/15/15	98	92	6
395	EUR	Deutsche Bank AG	09/21/15	430	444	(14)
198	EUR	Goldman Sachs International	09/21/15	223	221	2
1,122	EUR	Goldman Sachs International	10/13/15	1,235	1,260	(25)
710	NZD	Union Bank of Switzerland AG	09/21/15	515	449	66
140	NZD	Union Bank of Switzerland AG	12/15/15	94	89	5
1,130	SGD	BNP Paribas	09/21/15	829	800	29
394	SGD	TD Bank Financial Group	09/21/15	289	279	10
1,363	SGD	Union Bank of Switzerland AG	09/21/15	1,014	965	49
				5,049	4,897	152

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.985%	15	(1)	1
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.985	58	(4)	5
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	20	(2)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	22	(2)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	40	(4)	5
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.220	5	— (h)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.220	20	(2)	2
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.767	21	(1)	2
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.623	27	(1)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.537	100	(8)	8
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/20	1.458	1,530	30	(23)
BNP Paribas:
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	09/20/20	5.840	130	25	(9)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	09/20/20	1.145	2,620	14	12
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	450	32	(29)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	450	32	(29)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	1,520	109	(96)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	09/20/20	4.434	90	(3)	(2)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	09/20/20	1.692	90	3	(3)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	09/20/20	4.546	180	27	(31)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	105

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	09/20/20	8.189%	90	10	(5)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.225	33	(3)	3
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	09/20/20	5.840	50	10	(9)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	09/20/20	3.275	310	32	(25)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	70	(7)	8
Goldman Sachs International:
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.225	16	(1)	2
Morgan Stanley Capital Services:
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	09/20/20	8.439	90	25	(21)

					310	(226)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	40	7	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(18)
CDX.EM.23-V1	1.000% quarterly	06/20/20	3.475	980	102	(104)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	80	1	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	54.115	260	133	(148)
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	90	1	1
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	87.896	180	37	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	87.896	210	43	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	30	5	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	60	10	(15)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	300	9	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259	1,300	40	(443)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	90	1	1
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	90	1	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	80	1	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	54.115	140	71	(81)

					482	(3,250)

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Centrally Cleared Credit Default Swaps — Buy Protection [1] Credit Indices:
REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.23-V4	5.000% quarterly	12/20/19	3.402%	200	(14)	17
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	3.910	440	(24)	30
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.798	3,930	(40)	68
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.634	EUR 6,000	(118)	138

					(196)	253

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America N.A.;
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530%	40	(25)	27
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	21	(13)	10
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	30	(19)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	50	(32)	29
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	60	(38)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	60	(38)	39
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	70	(44)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	100	(63)	64
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	75.330	140	(53)	50
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	40	(19)	14
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	50	(24)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	40	(25)	26
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.341	20	1	2
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	20	— (h)	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	30	— (h)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	50	— (h)	1
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	40	(19)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	40	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	180	(85)	84
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.341	20	1	2
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	30	(19)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	40	(25)	24
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	10	— (h)	—	(h)
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	40	— (h)	5
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	20	(9)	9
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	40	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	50	(24)	23
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	90	(42)	40

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	107

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162%	40	(23)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	40	(23)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	40	(23)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	40	(23)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	90	(52)	44
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	11	(7)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(20)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(20)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(20)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(20)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	40	(25)	24
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	30	— (h)	3
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	40	— (h)	4
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	6.747	20	— (h)	4
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	50	(24)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	50	(24)	26
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	10	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(19)	20
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	40	(25)	27
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.341	60	2	5

					(1,042)	1,042

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	78.181%	260	(133)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	78.181	140	(71)	98

					(204)	279

Centrally Cleared Credit Default Swaps — Sell Protection [2] Credit Index:
REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
iTraxx Europe Crossover 22.1	5.000% quarterly	12/20/19	3.191%	EUR 1,000	90	(77)

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Interest Rate Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1.393% semi-annually	3 months LIBOR quarterly	10/27/16	266	(4)

Centrally Cleared Interest Rate Swaps
	RATE TYPE (r)
	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
	1.456% semi-annually	3 months LIBOR quarterly	06/21/18	500	(6)
	1.541% semi-annually	3 months LIBOR quarterly	12/06/18	451	(5)

					(11)

Return Swaps
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.;
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	(1)
Citibank, N.A.:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	—	(h)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	—	(h)
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	410	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	—	(h)
Credit Suisse International:
IOS Index 4.500% 30 year Fannie Mae Pools (2010)	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	109

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	—	(h)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	90	—	(h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	—	(h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	—	(h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	180	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	190	(1)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	(1)
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	(1)
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	50	1
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	—	(h)
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	140	3

					1

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.5%
2,132	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.099%, 09/25/33	1,999
1,248	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 1.324%, 01/25/34	1,155
316	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.099%, 05/25/34	295
353	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.774%, 10/25/34	330
11,975	Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 1.777%, 07/20/26 (e)	11,895
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.189%, 10/15/21 (e)	4,550
1,643	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.699%, 06/25/34	1,572
1,142	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.699%, 07/25/34	1,098
1,742	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,764
	Countrywide Asset-Backed Certificates,
277	Series 2002-3, Class M1, VAR, 1.324%, 03/25/32	272
2,319	Series 2002-4, Class M1, VAR, 1.324%, 12/25/32	2,132
832	Series 2003-3, Class 3A, VAR, 0.739%, 11/25/33	765
228	Series 2004-2, Class M1, VAR, 0.949%, 05/25/34	217
1,997	Series 2004-3, Class M1, VAR, 0.949%, 06/25/34	1,902
420	Series 2004-5, Class M2, VAR, 1.204%, 07/25/34	395
1,745	Series 2004-ECC2, Class M2, VAR, 1.174%, 12/25/34	1,663
10,129	Series 2005-AB3, Class 1A1, VAR, 0.449%, 02/25/36	8,898
4,100	CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,182
195	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.024%, 03/25/34	180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,229	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,265
451	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	441
	Exeter Automobile Receivables Trust,
5,000	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,099
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,604
	First Franklin Mortgage Loan Trust,
3,946	Series 2004-FF5, Class A1, VAR, 0.919%, 08/25/34	3,740
471	Series 2005-FF11, Class A2D, VAR, 0.879%, 11/25/35	469
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,504
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1, VAR, 1.689%, 01/17/26 (e)	14,930
750	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.726%, 01/15/25 (e)	746
4,083	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	4,066
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,180
7,562	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 0.359%, 05/25/46	6,753
9,750	LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 1.789%, 07/15/26 (e)	9,726
8,100	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	8,051
4,097	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,354
	Morgan Stanley ABS Capital I, Inc. Trust,
3,172	Series 2004-HE1, Class M1, VAR, 1.054%, 01/25/34	3,016
584	Series 2004-HE7, Class M2, VAR, 1.144%, 08/25/34	575
141	Series 2004-HE7, Class M3, VAR, 1.219%, 08/25/34	133
1,054	Series 2004-HE8, Class M2, VAR, 1.219%, 09/25/34	1,016
181	Series 2004-NC7, Class M3, VAR, 1.174%, 07/25/34	158
937	Series 2004-OP1, Class M2, VAR, 1.114%, 11/25/34	907
473	Series 2005-NC1, Class M3, VAR, 0.964%, 01/25/35	378

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	111

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,655	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,657
	New Century Home Equity Loan Trust,
102	Series 2004-2, Class M2, VAR, 1.129%, 08/25/34	93
566	Series 2004-4, Class M2, VAR, 0.994%, 02/25/35	487
6,823	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	6,790
	Oak Hill Advisors Residential Loan Trust,
3,033	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	3,028
4,762	Series 2015-NPL1, Class A1, SUB, 4.000%, 01/25/55 (e)	4,635
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,975
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,663
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	2,999
5,466	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	5,531
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,709
51	Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.174%, 11/25/34	46
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 1.445%, 07/22/25 (e)	2,711
4,078	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	4,075
2,265	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,290
3,750	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	3,641
	RAMP Trust,
453	Series 2005-EFC4, Class M1, VAR, 0.609%, 09/25/35	453
309	Series 2005-RS4, Class M1, VAR, 0.629%, 04/25/35	308
7,226	RASC Trust, Series 2005-EMX1, Class M1, VAR, 0.844%, 03/25/35	6,744
1,626	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	1,626
	Renaissance Home Equity Loan Trust,
722	Series 2003-3, Class M1, VAR, 0.929%, 12/25/33	657

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

151	Series 2004-1, Class M1, VAR, 0.779%, 05/25/34	138
2,431	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	2,466
3,095	Series 2005-2, Class AV3, VAR, 0.569%, 08/25/35	2,791
702	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	693
4,860	Rockwall CDO II Ltd., (Cayman Islands), Series 2007-1A, Class A1LA, VAR, 0.550%, 08/01/24 (e)	4,692
274	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.349%, 09/25/36	253
1,113	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	1,102
9,580	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.662%, 01/21/26 (e)	9,497
9,800	SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)	9,969
	Springleaf Funding Trust,
4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,291
4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,262
	Structured Asset Investment Loan Trust,
2,020	Series 2004-1, Class M1, VAR, 1.174%, 02/25/34	1,930
6,056	Series 2004-6, Class A3, VAR, 0.999%, 07/25/34	5,705
2,385	Series 2004-7, Class M1, VAR, 1.249%, 08/25/34	2,214
502	Series 2004-8, Class M2, VAR, 1.129%, 09/25/34	445
127	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 0.829%, 05/25/35	101
7,664	Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 1.766%, 07/14/26 (e)	7,667
4,000	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 1.807%, 04/18/26 (e)	3,984
	Truman Capital Mortgage Loan Trust,
14,585	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	14,380
5,456	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,337

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,522	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	4,519
6,524	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	6,506
9,580	Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 1.769%, 07/15/26 (e)	9,541
7,460	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	7,436
4,845	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	4,771
3,172	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	3,120
5,767	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,761
8,889	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,767
4,496	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	4,497
2,000	Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.629%, 11/25/35	1,979
2,377	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	2,376
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,322
6,500	Wind River CLO Ltd., (Cayman Islands), Series 2012-1A, Class A, VAR, 1.689%, 01/15/24 (e)	6,441

	Total Asset-Backed Securities (Cost $337,598)	340,446

Collateralized Mortgage Obligations — 5.8%
	Agency CMO — 2.3%
	Federal Home Loan Mortgage Corp. REMIC,
905	Series 2936, Class AS, IF, IO, 5.902%, 02/15/35	140
2,560	Series 3160, Class SA, IF, IO, 6.952%, 05/15/36	422
837	Series 3174, Class SA, IF, IO, 7.502%, 04/15/36	186
1,814	Series 3203, Class SH, IF, IO, 6.942%, 08/15/36	413
10,169	Series 3716, Class PI, IO, 4.500%, 04/15/38	1,410
15,190	Series 3907, Class AI, IO, 5.000%, 05/15/40	2,947

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
7,165	Series 3958, Class MS, IF, IO, 6.502%, 08/15/26	1,137
12,584	Series 3998, Class KS, IF, IO, 6.502%, 02/15/27	2,269
10,774	Series 4018, Class HI, IO, 4.500%, 03/15/41	2,126
12,443	Series 4043, Class PI, IO, 2.500%, 05/15/27	1,077
2,857	Series 4056, Class BI, IO, 3.000%, 05/15/27	313
3,248	Series 4073, Class IQ, IO, 4.000%, 07/15/42	816
11,423	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,232
6,397	Series 4097, Class CI, IO, 3.000%, 08/15/27	754
32,064	Series 4119, Class LI, IO, 3.500%, 06/15/39	4,404
3,573	Series 4120, Class UI, IO, 3.000%, 10/15/27	401
2,105	Series 4136, Class IN, IO, 3.000%, 11/15/27	241
4,606	Series 4146, Class AI, IO, 3.000%, 12/15/27	476
9,133	Series 4173, Class I, IO, 4.000%, 03/15/43	2,057
2,105	Series 4216, Class MI, IO, 3.000%, 06/15/28	253
14,589	Series 4347, Class WF, VAR, 0.589%, 01/15/40	14,622
16,913	Series 4372, Class SY, IF, IO, 5.902%, 08/15/44	2,940
	Federal National Mortgage Association REMIC,
1,823	Series 2003-130, Class NS, IF, IO, 6.801%, 01/25/34	375
1,219	Series 2005-67, Class SI, IF, IO, 6.501%, 08/25/35	260
340	Series 2005-69, Class AS, IF, IO, 6.501%, 08/25/35	64
1,340	Series 2006-24, Class QS, IF, IO, 7.001%, 04/25/36	286
2,082	Series 2009-93, Class SD, IF, IO, 6.001%, 11/25/39	372
1,805	Series 2009-105, Class SE, IF, IO, 5.951%, 12/25/39	265
1,122	Series 2010-68, Class SJ, IF, IO, 6.351%, 07/25/40	228
6,424	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	749
1,781	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	123

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	113

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,174	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	489
2,324	Series 2012-93, Class SK, IF, IO, 5.851%, 09/25/42	529
7,512	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	880
10,061	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	1,210
5,122	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	464
15,962	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	2,228
2,061	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	240
14,062	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	1,552
4,392	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	525
9,634	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,088
7,394	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	975
6,413	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	744
7,301	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	875
18,710	Series 2013-4, Class ST, IF, IO, 5.951%, 02/25/43	3,987
14,060	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	2,176
3,795	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	460
4,731	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	600
3,905	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	458
4,326	Series 2013-18, Class NS, IF, IO, 5.901%, 03/25/43	951
9,344	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,109
19,739	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	2,309
810	Government National Mortgage Association, Series 2014-36, Class WY, PAC, 2.000%, 03/16/44	690

		67,897

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — 3.5%
	Alternative Loan Trust,
389	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	395
588	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	585
1,081	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,052
2,777	Series 2005-21CB, Class A17, 6.000%, 06/25/35	2,840
39	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	36
3,020	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.389%, 12/25/46	2,078
GBP 1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 1.207%, 10/01/41	1,494
	Banc of America Alternative Loan Trust,
6,323	Series 2003-9, Class 1CB1, 5.500%, 11/25/33	6,676
981	Series 2004-9, Class 4A1, 5.500%, 10/25/19	991
419	Series 2006-2, Class 7A1, 6.000%, 03/25/21	416
1,636	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.675%, 02/20/36	1,623
865	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 2.669%, 02/25/34	866
EUR 3,315	Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.241%, 10/16/38	3,602
EUR 1,611	Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.288%, 03/31/48	1,770
30	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	28
465	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	470
1,047	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	974
154	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	155
502	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	499
2,164	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	2,120

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Granite Master Issuer plc, (United Kingdom),
EUR 1,750	Series 2005-2, Class M2, Reg. S, VAR, 0.511%, 12/20/54	1,937
EUR 2,250	Series 2007-1, Class 3M1, Reg. S, VAR, 0.451%, 12/20/54	2,485
1,323	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,416
	HarborView Mortgage Loan Trust,
4,089	Series 2005-11, Class 2A1A, VAR, 0.515%, 08/19/45	3,783
7,778	Series 2007-6, Class 2A1A, VAR, 0.395%, 08/19/37	6,572
2,095	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.459%, 06/25/35	1,894
EUR 1,200	Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.179%, 10/30/33	1,291
1,107	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, PAC, 6.000%, 07/25/36	1,001
939	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	843
5,322	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	5,614
	Morgan Stanley Mortgage Loan Trust,
1,030	Series 2004-4, Class 2A, VAR, 6.724%, 09/25/34	1,076
251	Series 2004-9, Class 1A, VAR, 5.568%, 11/25/34	259
GBP 1,589	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 1.006%, 05/15/34	2,254
96	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	83
	Residential Asset Securitization Trust,
4,631	Series 2005-A3, Class A2, 5.500%, 04/25/35	4,238
551	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	531
	RFMSI Trust,
348	Series 2004-S5, Class 2A1, 4.500%, 05/25/19	352
319	Series 2007-S9, Class 2A1, 5.500%, 09/25/22	320
1,187	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 0.843%, 01/20/34	1,133
2,282	Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	2,328

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
564	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.520%, 12/25/33	470
EUR 1,930	TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.076%, 06/26/39	2,090
361	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	354
57	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	53
	Wells Fargo Mortgage-Backed Securities Trust,
5,897	Series 2004-M, Class A1, VAR, 2.740%, 08/25/34	5,995
7,768	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	7,780
8,815	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	8,827
539	Series 2005-AR2, Class 2A2, VAR, 2.618%, 03/25/35	548
3,531	Series 2005-AR4, Class 2A2, VAR, 2.636%, 04/25/35	3,542
4,865	Series 2005-AR8, Class 1A1, VAR, 2.708%, 06/25/35	4,952

		102,691

	Total Collateralized Mortgage Obligations (Cost $167,815)	170,588

Commercial Mortgage-Backed Securities — 9.4%
6,000	A10 Securitization LLC, 4.733%, 01/09/20	6,000
2,219	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.598%, 08/15/31 (e)	2,213
	Banc of America Commercial Mortgage Trust,
2,250	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,266
8,400	Series 2006-2, Class AM, VAR, 5.960%, 05/10/45	8,619
4,175	Series 2006-2, Class B, VAR, 5.960%, 05/10/45	4,221
1,300	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,303
	Bear Stearns Commercial Mortgage Securities Trust,
4,200	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,232

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
4,000	Series 2007-PW16, Class AJ, VAR, 5.895%, 06/11/40	4,064
5,630	Series 2007-PW17, Class AJ, VAR, 6.082%, 06/11/50	5,755
6,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.337%, 07/15/44	6,093
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	617
7,670	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.041%, 11/15/31 (e)	7,721
	Citigroup Commercial Mortgage Trust,
10,620	Series 2015-P1, Class A5, 3.717%, 09/15/48	10,875
8,415	Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	6,311
	COMM Mortgage Trust,
10,115	Series 2014-KYO, Class A, VAR, 1.092%, 06/11/27 (e)	10,088
2,700	Series 2014-LC15, Class D, VAR, 5.109%, 04/10/47 (e)	2,529
6,130	Series 2015-CR23, Class CMC, VAR, 3.807%, 05/10/48 (e)	6,062
17,120	Series 2015-CR24, Class A5, 3.696%, 08/10/48	17,555
4,790	Series 2015-CR25, Class A4, 3.759%, 08/10/48	4,929
7,710	Series 2015-PC1, Class A5, 3.902%, 07/10/50	8,030
797	Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	694
5,620	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.646%, 02/15/39	5,669
	CSAIL Commercial Mortgage Trust,
4,315	Series 2015-C1, Class D, VAR, 3.945%, 04/15/50 (e)	3,699
9,980	Series 2015-C3, Class A4, 3.718%, 08/15/48	10,207
4,665	CSMC, Series 2014-ICE, Class D, VAR, 2.348%, 04/15/27 (e)	4,630
500	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	502
	GS Mortgage Securities Trust,
6,500	Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,562
9,870	Series 2007-GG10, Class A4, VAR, 5.989%, 08/10/45	10,416

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,290	Series 2015-GC32, Class A4, 3.764%, 07/10/48	4,420
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,500	Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,499
2,900	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,912
3,680	Series 2005-LDP5, Class D, VAR, 5.560%, 12/15/44	3,676
4,000	Series 2006-CB14, Class AM, VAR, 5.667%, 12/12/44	4,025
4,370	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, VAR, 6.324%, 07/15/40	4,506
3,375	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.523%, 11/12/37	3,378
2,575	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,583
	Morgan Stanley Bank of America Merrill Lynch Trust,
9,850	Series 2013-C7, Class D, VAR, 4.437%, 02/15/46 (e)	9,451
11,175	Series 2015-C24, Class A4, 3.732%, 05/15/48	11,460
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.663%, 03/12/44	2,246
2,275	Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,339
3,400	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,467
8,089	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	8,249
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 1.844%, 06/14/31 (e)	5,800
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, VAR, 5.451%, 10/15/44 (e)	3,452
9,570	Series 2006-C23, Class D, VAR, 5.703%, 01/15/45	9,662
8,550	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	8,687
5,560	Series 2007-C33, Class AJ, VAR, 6.150%, 02/15/51	5,722
6,915	Series 2007-C33, Class C, VAR, 6.150%, 02/15/51	6,924
3,250	Series 2007-C34, Class AJ, VAR, 6.144%, 05/15/46	3,363

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
3,345	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.767%, 07/15/58	3,435
6,250	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, VAR, 3.803%, 11/15/47 (e)	5,193

	Total Commercial Mortgage-Backed Securities (Cost $282,178)	278,311

Convertible Bonds — 3.1%
	Consumer Discretionary — 0.8%
	Household Durables — 0.1%
4,255	Jarden Corp., 1.125%, 03/15/34	4,928

	Internet & Catalog Retail — 0.2%
6,050	HomeAway, Inc., 0.125%, 04/01/19	5,626

	Media — 0.3%
8,015	Live Nation Entertainment, Inc., 2.500%, 05/15/19	8,306

	Textiles, Apparel & Luxury Goods — 0.2%
6,360	Iconix Brand Group, Inc., 1.500%, 03/15/18	5,167

	Total Consumer Discretionary	24,027

	Energy — 0.2%
	Energy Equipment & Services — 0.2%
6,330	Newpark Resources, Inc., 4.000%, 10/01/17	6,378

	Financials — 0.2%
	Diversified Financial Services — 0.2%
4,800	Billion Express Investments Ltd., (United Kingdom), Reg. S, 0.750%, 10/18/15	4,782

	Health Care — 0.3%
	Health Care Providers & Services — 0.3%
8,185	HealthSouth Corp., 2.000%, 12/01/43	9,970

	Industrials — 0.4%
	Building Products — 0.2%
4,900	Griffon Corp., 4.000%, 01/15/17 (e)	6,088

	Electrical Equipment — 0.2%
6,508	General Cable Corp., SUB, 4.500%, 11/15/29	4,613

	Total Industrials	10,701

	Information Technology — 1.2%
	Communications Equipment — 0.3%
7,873	Finisar Corp., 0.500%, 12/15/33	7,371
645	Ixia, 3.000%, 12/15/15	648

		8,019

	Internet Software & Services — 0.4%
2,280	Envestnet, Inc., 1.750%, 12/15/19	2,018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Internet Software & Services — continued
6,025	Web.com Group, Inc., 1.000%, 08/15/18	5,667
4,665	WebMD Health Corp., 1.500%, 12/01/20	4,793

		12,478

	Semiconductors & Semiconductor Equipment — 0.5%
6,820	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19 (e)	7,404
6,360	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	7,159

		14,563

	Total Information Technology	35,060

	Total Convertible Bonds (Cost $97,635)	90,918

Corporate Bonds — 28.0%
	Consumer Discretionary — 5.4%
	Auto Components — 0.7%
1,500	American Axle & Manufacturing, Inc., 6.250%, 03/15/21	1,530
EUR 2,000	EC Finance plc, (United Kingdom), Reg. S, 5.125%, 07/15/21	2,300
	Gestamp Funding Luxembourg S.A., (Luxembourg),
EUR 2,100	Reg. S, 5.875%, 05/31/20	2,456
	Goodyear Tire & Rubber Co. (The),
2,720	6.500%, 03/01/21	2,879
1,175	7.000%, 05/15/22	1,249
746	8.250%, 08/15/20	778
2,515	8.750%, 08/15/20	2,995
1,105	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	1,116
176	MPG Holdco I, Inc., 7.375%, 10/15/22	185
285	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	296
EUR 2,200	Rhino Bondco S.p.A, (Italy), Reg. S, 7.250%, 11/15/20	2,637
EUR 950	Schaeffler Finance B.V., (Netherlands), Reg. S, 3.500%, 05/15/22	1,070
106	Tenneco, Inc., 5.375%, 12/15/24	110
1,085	UCI International, Inc., 8.625%, 02/15/19	890
	ZF North America Capital, Inc.,
370	4.000%, 04/29/20 (e)	370
279	4.500%, 04/29/22 (e)	270
407	4.750%, 04/29/25 (e)	386

		21,517

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	117

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Automobiles — 0.5%
7,385	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	7,922
	Fiat Chrysler Automobiles N.V., (Netherlands),
475	4.500%, 04/15/20	475
342	5.250%, 04/15/23	338
5,600	Ford Motor Co., 4.750%, 01/15/43	5,325
GBP 1,350	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 5.000%, 02/15/22	2,077

		16,137

	Distributors — 0.0% (g)
GBP 500	Matalan Finance plc, (United Kingdom), Reg. S, 6.875%, 06/01/19	721
285	VWR Funding, Inc., 7.250%, 09/15/17	293

		1,014

	Diversified Consumer Services — 0.1%
	Service Corp. International,
1,137	5.375%, 01/15/22	1,193
684	5.375%, 05/15/24	711

		1,904

	Hotels, Restaurants & Leisure — 0.6%
220	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 6.000%, 04/01/22 (e)	227
134	Boyd Gaming Corp., 6.875%, 05/15/23	138
	Caesars Entertainment Operating Co., Inc.,
2,610	8.500%, 02/15/20 (d)	2,179
1,830	9.000%, 02/15/20 (d)	1,569
90	CCM Merger, Inc., 9.125%, 05/01/19 (e)	96
90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	94
150	Landry’s, Inc., 9.375%, 05/01/20 (e)	160
	MGM Resorts International,
900	6.000%, 03/15/23	914
4,310	7.750%, 03/15/22	4,773
400	8.625%, 02/01/19	447
125	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	130
	Scientific Games International, Inc.,
210	7.000%, 01/01/22 (e)	215
725	10.000%, 12/01/22	665
475	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	471
373	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	393
225	Station Casinos LLC, 7.500%, 03/01/21	238

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — continued
GBP 1,900	Vougeot Bidco plc, (United Kingdom), Reg. S, 7.875%, 07/15/20	3,105
545	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	504

		16,318

	Household Durables — 0.2%
	Brookfield Residential Properties, Inc., (Canada),
115	6.375%, 05/15/25 (e)	112
298	6.500%, 12/15/20 (e)	297
700	Jarden Corp., 7.500%, 05/01/17	752
120	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15	119
	Lennar Corp.,
156	4.500%, 06/15/19	159
565	6.950%, 06/01/18	613
2,000	Series B, 12.250%, 06/01/17	2,310
676	M/I Homes, Inc., 8.625%, 11/15/18	699
360	Meritage Homes Corp., 7.150%, 04/15/20	389
240	Standard Pacific Corp., 8.375%, 01/15/21	282
334	WCI Communities, Inc., 6.875%, 08/15/21	350

		6,082

	Internet & Catalog Retail — 0.0% (g)
	SITEL LLC/Sitel Finance Corp.,
120	11.000%, 08/01/17 (e)	124
243	11.500%, 04/01/18	250

		374

	Media — 2.8%
	Altice Luxembourg S.A., (Luxembourg),
EUR 4,950	7.250%, 05/15/22 (e)	5,583
200	7.625%, 02/15/25 (e)	190
	Cablevision Systems Corp.,
333	7.750%, 04/15/18	359
1,181	8.000%, 04/15/20	1,278
	CCO Safari II LLC,
523	4.464%, 07/23/22 (e)	521
125	4.908%, 07/23/25 (e)	124
242	6.384%, 10/23/35 (e)	246
2,525	6.484%, 10/23/45 (e)	2,569
	Cenveo Corp.,
255	6.000%, 08/01/19 (e)	215
225	8.500%, 09/15/22 (e)	157
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
318	5.125%, 12/15/21 (e)	291

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Clear Channel Worldwide Holdings, Inc.,
6,585	Series B, 6.500%, 11/15/22	6,802
3,250	Series B, 7.625%, 03/15/20	3,364
6,250	Comcast Corp., 3.375%, 02/15/25	6,216
42	CSC Holdings LLC, 6.750%, 11/15/21	44
1,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,746
	DISH DBS Corp.,
4,790	5.875%, 07/15/22	4,530
2,919	5.875%, 11/15/24	2,660
3,862	6.750%, 06/01/21	3,877
1,215	7.875%, 09/01/19	1,317
400	Gray Television, Inc., 7.500%, 10/01/20	414
305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	323
2,540	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	2,667
4,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	3,945
2,715	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e)	2,715
300	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	307
5,825	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	5,883
100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	106
	Sinclair Television Group, Inc.,
2,300	5.375%, 04/01/21	2,291
1,900	6.375%, 11/01/21	1,938
	Sirius XM Radio, Inc.,
1,000	4.625%, 05/15/23 (e)	953
25	5.875%, 10/01/20 (e)	26
5,681	6.000%, 07/15/24 (e)	5,851
200	Time Warner Cable, Inc., 7.300%, 07/01/38	212
6,500	Time Warner, Inc., 3.550%, 06/01/24	6,370
500	Univision Communications, Inc., 8.500%, 05/15/21 (e)	522
EUR 3,850	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22	4,658
500	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	496

		81,766

	Specialty Retail — 0.5%
	Claire’s Stores, Inc.,
500	6.125%, 03/15/20 (e)	390
627	8.875%, 03/15/19	265
3,295	9.000%, 03/15/19 (e)	2,792

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
267	Radio Systems Corp., 8.375%, 11/01/19 (e)	282
9,155	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	9,693

		13,422

	Total Consumer Discretionary	158,534

	Consumer Staples — 1.0%
	Beverages — 0.0% (g)
125	Constellation Brands, Inc., 4.750%, 11/15/24	128
840	DS Services of America, Inc., 10.000%, 09/01/21 (e)	975

		1,103

	Food & Staples Retailing — 0.1%
EUR 1,500	Agrokor d.d., (Croatia), Reg. S, 9.125%, 02/01/20	1,814
265	New Albertsons, Inc., 7.450%, 08/01/29	257
1,500	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	1,389

		3,460

	Food Products — 0.6%
2,564	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,637
966	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	1,043
70	Darling Ingredients, Inc., 5.375%, 01/15/22	69
237	Dean Foods Co., 6.500%, 03/15/23 (e)	239
	JBS USA LLC/JBS USA Finance, Inc.,
386	5.750%, 06/15/25 (e)	375
457	7.250%, 06/01/21 (e)	476
475	7.250%, 06/01/21 (e)	496
384	8.250%, 02/01/20 (e)	404
211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	216
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e)	126
6,235	7.375%, 02/15/22	6,391
GBP 2,200	R&R Ice Cream plc, (United Kingdom), Reg. S, 5.500%, 05/15/20	3,435
1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,105
96	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	99

		17,111

	Household Products — 0.1%
2,316	Central Garden & Pet Co., 8.250%, 03/01/18	2,365
495	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	482

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	119

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — continued
	Spectrum Brands, Inc.,
205	5.750%, 07/15/25 (e)	211
86	6.125%, 12/15/24 (e)	90

		3,148

	Personal Products — 0.0% (g)
75	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	74

	Tobacco — 0.2%
1,000	Altria Group, Inc., 2.850%, 08/09/22	962
4,410	Reynolds American, Inc., 5.850%, 08/15/45	4,749

		5,711

	Total Consumer Staples	30,607

	Energy — 1.2%
	Energy Equipment & Services — 0.2%
3,470	Atwood Oceanics, Inc., 6.500%, 02/01/20	2,967
300	Basic Energy Services, Inc., 7.750%, 02/15/19	197
400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	328
500	Parker Drilling Co., 7.500%, 08/01/20	418
89	PHI, Inc., 5.250%, 03/15/19	76
700	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	516
400	SESI LLC, 6.375%, 05/01/19	398

		4,900

	Oil, Gas & Consumable Fuels — 1.0%
2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	1,348
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	17
140	CONSOL Energy, Inc., 5.875%, 04/15/22	100
3,000	Denbury Resources, Inc., 4.625%, 07/15/23	2,010
350	Diamondback Energy, Inc., 7.625%, 10/01/21	368
5,270	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	5,104
400	EXCO Resources, Inc., 8.500%, 04/15/22	112
600	Halcon Resources Corp., 9.250%, 02/15/22	198
135	Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24 (e)	117
350	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	298
4,496	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	1,765
3,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	2,415
400	Memorial Resource Development Corp., 5.875%, 07/01/22	364

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
145	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	138
	Noble Energy, Inc.,
3,435	5.250%, 11/15/43	3,068
500	5.875%, 06/01/22	507
100	Oasis Petroleum, Inc., 6.875%, 03/15/22	83
700	Peabody Energy Corp., 10.000%, 03/15/22 (e)	280
750	QEP Resources, Inc., 5.250%, 05/01/23	649
240	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/22	235
1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	1,353
500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	365
3,480	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	3,330
2,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	1,320
	Williams Partners LP,
3,490	3.600%, 03/15/22	3,304
845	4.000%, 09/15/25	755
858	5.100%, 09/15/45	702

		30,305

	Total Energy	35,205

	Financials — 7.4%
	Banks — 2.0%
EUR 9,200	Banco Popolare SC, (Italy), 3.500%, 03/14/19	10,593
	Bank of Ireland, (Ireland),
EUR 3,637	3.250%, 01/15/19	4,341
EUR 3,468	VAR, 4.250%, 06/11/24	3,969
	Barclays Bank plc, (United Kingdom),
1,000	7.625%, 11/21/22	1,140
EUR 3,350	Reg. S, 6.000%, 01/14/21	4,482
	CIT Group, Inc.,
400	5.000%, 05/15/17	412
430	5.000%, 08/15/22	437
2,000	5.500%, 02/15/19 (e)	2,102
3,355	Citigroup, Inc., 4.300%, 11/20/26	3,329
EUR 8,399	Intesa Sanpaolo S.p.A., (Italy), 6.625%, 09/13/23	11,403
2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,329
5,696	Santander UK plc, (United Kingdom), 5.000%, 11/07/23 (e)	5,909

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	UniCredit S.p.A., (Italy),
EUR 772	6.950%, 10/31/22	1,012
EUR 4,159	Reg. S, 6.950%, 10/31/22	5,452
1,555	Wells Fargo Bank N.A., VAR, 0.531%, 05/16/16	1,552

		58,462

	Capital Markets — 1.3%
	Credit Suisse AG, (Switzerland),
4,126	6.500%, 08/08/23 (e)	4,537
EUR 6,920	VAR, 5.750%, 09/18/25	8,730
147	E*TRADE Financial Corp., 5.375%, 11/15/22	153
6,070	Goldman Sachs Group, Inc. (The), 3.850%, 07/08/24	6,133
	UBS AG, (Switzerland),
3,815	5.125%, 05/15/24	3,815
5,284	Reg. S, VAR, 4.750%, 05/22/23	5,381
EUR 7,149	VAR, 4.750%, 02/12/26	8,584

		37,333

	Consumer Finance — 0.3%
937	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.625%, 07/01/22	944
	Ally Financial, Inc.,
192	3.600%, 05/21/18	192
77	4.625%, 05/19/22	77
200	8.000%, 11/01/31	237
400	VAR, 2.967%, 07/18/16	403
	General Motors Financial Co., Inc.,
1,255	3.250%, 05/15/18	1,262
450	4.750%, 08/15/17	467
	Synchrony Financial,
2,505	3.750%, 08/15/21	2,486
3,740	4.250%, 08/15/24	3,682

		9,750

	Diversified Financial Services — 1.0%
641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	250
576	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	603
415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	239
476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	488
9,577	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	10,104
	General Electric Capital Corp.,
4,025	3.450%, 05/15/24	4,106
9,325	VAR, 6.375%, 11/15/67	9,955

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
EUR 1,300	Lock A.S., (Norway), Reg. S, 7.000%, 08/15/21	1,549
EUR 2,250	Monitchem HoldCo 3 S.A., (Luxembourg), 5.250%, 06/15/21 (e)	2,470
25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	25

		29,789

	Insurance — 1.4%
	American International Group, Inc.,
5,000	4.875%, 06/01/22	5,455
2,096	6.250%, 03/15/37	2,284
EUR 6,100	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42	8,355
	CNO Financial Group, Inc.,
112	4.500%, 05/30/20	116
298	5.250%, 05/30/25	307
GBP 900	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42	1,697
480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	536
	MetLife, Inc.,
2,500	4.721%, 12/15/44	2,577
4,320	6.400%, 12/15/36	4,747
	Prudential Financial, Inc.,
5,000	3.500%, 05/15/24	4,919
2,500	4.600%, 05/15/44	2,443
6,765	VAR, 5.875%, 09/15/42	7,137
GBP 695	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42	1,124

		41,697

	Real Estate Investment Trusts (REITs) — 0.8%
5,500	Corrections Corp. of America, 4.125%, 04/01/20	5,514
2,055	Crown Castle International Corp., 5.250%, 01/15/23	2,150
1,640	DDR Corp., 7.875%, 09/01/20	1,995
4,040	GEO Group, Inc. (The), 6.625%, 02/15/21	4,212
130	Iron Mountain, Inc., 5.750%, 08/15/24	130
	Liberty Property LP,
2,810	3.375%, 06/15/23	2,707
2,755	4.400%, 02/15/24	2,837
3,315	Weingarten Realty Investors, 3.375%, 10/15/22	3,247

		22,792

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	121

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — continued
		Real Estate Management & Development — 0.0% (g)
	195	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	188
	1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,528

			1,716

		Thrifts & Mortgage Finance — 0.6%
	17,850	BPCE S.A., (France), VAR, 0.891%, 06/23/17	17,840

		Total Financials	219,379

		Health Care — 2.2%
		Health Care Equipment & Supplies — 0.2%
	200	Alere, Inc., 7.250%, 07/01/18	209
	953	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	991
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,638
		Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
	325	4.875%, 04/15/20 (e)	328
	270	5.500%, 04/15/25 (e)	268
	556	5.750%, 08/01/22 (e)	568

			5,002

		Health Care Providers & Services — 1.0%
	175	Amsurg Corp., 5.625%, 07/15/22	179
	8,207	HCA, Inc., 7.500%, 02/15/22	9,415
	1,175	HealthSouth Corp., 7.750%, 09/15/22	1,223
	900	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	933
	128	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	133
	1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23 (e)	1,680
	3,500	McKesson Corp., 3.796%, 03/15/24	3,542
GBP	900	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19	1,426
		Tenet Healthcare Corp.,
	2,650	4.750%, 06/01/20	2,701
	500	5.000%, 03/01/19	499
	110	6.000%, 10/01/20	118
	500	6.750%, 02/01/20	527
	2,835	8.000%, 08/01/20	2,959
	1,877	8.125%, 04/01/22	2,079
	1,645	UnitedHealth Group, Inc., 4.750%, 07/15/45	1,728
		Universal Health Services, Inc.,
	83	3.750%, 08/01/19 (e)	85
	117	4.750%, 08/01/22 (e)	120

			29,347

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 1.0%
EUR 7,200	Bayer AG, (Germany), VAR, 3.000%, 07/01/75	8,286
46	Capsugel S.A., (Luxembourg), (cash), 7.000%, 05/15/19 (e) (v)	46
8,000	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	7,892
1,560	Perrigo Finance plc, (Ireland), 3.500%, 12/15/21	1,523
	Valeant Pharmaceuticals International, Inc., (Canada),
425	6.750%, 08/15/18 (e)	444
3,220	6.750%, 08/15/21 (e)	3,341
1,630	7.000%, 10/01/20 (e)	1,687
750	7.250%, 07/15/22 (e)	789
5,000	7.500%, 07/15/21 (e)	5,369
EUR 1,800	Reg. S, 4.500%, 05/15/23	1,944

		31,321

	Total Health Care	65,670

	Industrials — 2.3%
	Aerospace & Defense — 0.1%
	Bombardier, Inc., (Canada),
109	5.500%, 09/15/18 (e)	96
1,125	7.500%, 03/15/18 (e)	1,052
62	Orbital ATK, Inc., 5.250%, 10/01/21	63

		1,211

	Airlines — 0.4%
3,120	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25	3,151
2,118	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	2,255
487	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	508
127	Continental Airlines 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19	144
1,904	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,923
557	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	587
186	Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.750%, 12/17/19	212
3,603	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,541

		12,321

	Building Products — 0.1%
200	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	201

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Building Products — continued
	Pfleiderer GmbH, (Germany),
EUR 1,600	7.875%, 08/01/19 (e)	1,813
EUR 200	Reg. S, 7.875%, 08/01/19	227

		2,241

	Commercial Services & Supplies — 0.2%
3,140	ADT Corp. (The), 6.250%, 10/15/21	3,242
400	Casella Waste Systems, Inc., 7.750%, 02/15/19	399
150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	140
	Harland Clarke Holdings Corp.,
100	6.875%, 03/01/20 (e)	92
75	9.250%, 03/01/21 (e)	62
750	9.750%, 08/01/18 (e)	773
255	ILFC E-Capital Trust I, VAR, 4.690%, 12/21/65 (e)	240
1,625	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	1,534
120	Mustang Merger Corp., 8.500%, 08/15/21 (e)	126
155	Quad/Graphics, Inc., 7.000%, 05/01/22	144
60	West Corp., 5.375%, 07/15/22 (e)	56

		6,808

	Construction & Engineering — 0.1%
	AECOM,
380	5.750%, 10/15/22 (e)	380
240	5.875%, 10/15/24 (e)	242
680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	683
405	MasTec, Inc., 4.875%, 03/15/23	332
EUR 1,200	Novafives SAS, (France), 4.500%, 06/30/21 (e)	1,253

		2,890

	Electrical Equipment — 0.0% (g)
500	General Cable Corp., 5.750%, 10/01/22	448
435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	448

		896

	Machinery — 0.4%
50	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	47
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	710
EUR 3,700	Galapagos Holding S.A., (Luxembourg), 7.000%, 06/15/22 (e)	3,716

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
EUR 2,080	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20	2,489
400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	410
103	Oshkosh Corp., 5.375%, 03/01/25	103
3,715	Terex Corp., 6.500%, 04/01/20	3,854

		11,329

	Marine — 0.1%
670	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	556
525	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	484
803	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	627

		1,667

	Road & Rail — 0.3%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
645	5.250%, 03/15/25 (e)	611
1,000	5.500%, 04/01/23	992
EUR 700	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18	723
	Hertz Corp. (The),
1,685	5.875%, 10/15/20	1,702
5,605	7.375%, 01/15/21	5,843

		9,871

	Trading Companies & Distributors — 0.4%
	International Lease Finance Corp.,
900	5.875%, 04/01/19	957
800	5.875%, 08/15/22	863
845	8.750%, 03/15/17	917
EUR 2,550	Rexel S.A., (France), Reg. S, 5.125%, 06/15/20	3,021
	United Rentals North America, Inc.,
2,750	7.375%, 05/15/20	2,918
2,295	7.625%, 04/15/22	2,473
1,025	8.250%, 02/01/21	1,084

		12,233

	Transportation Infrastructure — 0.2%
GBP 3,500	Heathrow Finance plc, (United Kingdom), 7.125%, 03/01/17	5,652

	Total Industrials	67,119

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	123

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 1.8%
	Communications Equipment — 0.1%
	Alcatel-Lucent USA, Inc.,
200	4.625%, 07/01/17 (e)	206
39	6.450%, 03/15/29	41
200	6.750%, 11/15/20 (e)	213
	Avaya, Inc.,
3,210	7.000%, 04/01/19 (e)	2,881
134	10.500%, 03/01/21 (e)	89
375	Goodman Networks, Inc., 12.125%, 07/01/18	142

		3,572

	Electronic Equipment, Instruments & Components — 0.3%
800	Belden, Inc., 5.500%, 09/01/22 (e)	788
EUR 2,900	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19	3,391
EUR 3,600	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20	4,163

		8,342

	IT Services — 0.6%
500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	494
	First Data Corp.,
2,476	6.750%, 11/01/20 (e)	2,606
3,100	8.250%, 01/15/21 (e)	3,263
203	11.750%, 08/15/21	229
300	12.625%, 01/15/21	345
7,400	8.750%, 01/15/22 (e)	7,788
	SunGard Data Systems, Inc.,
491	7.375%, 11/15/18	505
1,500	7.625%, 11/15/20	1,571

		16,801

	Semiconductors & Semiconductor Equipment — 0.4%
	Advanced Micro Devices, Inc.,
65	6.750%, 03/01/19	46
200	7.750%, 08/01/20	131
4,850	Amkor Technology, Inc., 6.625%, 06/01/21	4,789
50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	52
2,040	Intel Corp., 4.900%, 07/29/45	2,100
	Micron Technology, Inc.,
154	5.250%, 08/01/23 (e)	144
400	5.500%, 02/01/25	372
	NXP B.V./NXP Funding LLC, (Netherlands),
200	3.500%, 09/15/16 (e)	201
3,000	5.750%, 02/15/21 (e)	3,131

		10,966

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — 0.4%
	Audatex North America, Inc.,
3,507	6.000%, 06/15/21 (e)	3,424
27	6.125%, 11/01/23 (e)	27
2,250	Infor Software Parent LLC/Infor Software Parent, Inc., (cash), 7.125%, 05/01/21 (e) (v)	2,039
6,495	Microsoft Corp., 2.700%, 02/12/25	6,268

		11,758

	Technology Hardware, Storage & Peripherals — 0.0% (g)
	NCR Corp.,
33	5.000%, 07/15/22	32
10	5.875%, 12/15/21	10
30	6.375%, 12/15/23	31

		73

	Total Information Technology	51,512

	Materials — 2.3%
	Chemicals — 0.7%
3,455	Ashland, Inc., 4.750%, 08/15/22	3,429
500	Axiall Corp., 4.875%, 05/15/23	485
	Hexion, Inc.,
2,810	6.625%, 04/15/20	2,620
2,460	8.875%, 02/01/18	2,140
	Huntsman International LLC,
5,550	4.875%, 11/15/20	5,439
837	8.625%, 03/15/21	875
500	PolyOne Corp., 5.250%, 03/15/23	490
384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	359
2,730	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	2,839

		18,676

	Construction Materials — 0.4%
1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,471
725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	807
EUR 7,400	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20	9,692
90	U.S. Concrete, Inc., 8.500%, 12/01/18	94

		12,064

	Containers & Packaging — 0.5%
	Ardagh Packaging Finance plc, (Ireland),
3,500	9.125%, 10/15/20 (e)	3,675
EUR 3,700	Reg. S, 9.250%, 10/15/20	4,335

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Containers & Packaging — continued
2,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), VAR, 3.286%, 12/15/19 (e)	1,960
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
85	5.625%, 12/15/16 (e)	85
570	6.000%, 06/15/17 (e)	567
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20	1,196
255	7.125%, 04/15/19	260
1,840	9.000%, 04/15/19	1,882
747	9.875%, 08/15/19	785

		14,745

	Metals & Mining — 0.6%
415	AK Steel Corp., 8.750%, 12/01/18	415
250	Aleris International, Inc., 7.875%, 11/01/20	242
2,400	Allegheny Technologies, Inc., 6.625%, 08/15/23	2,118
	ArcelorMittal, (Luxembourg),
500	7.000%, 02/25/22	499
1,310	10.600%, 06/01/19	1,526
150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	147
581	Coeur Mining, Inc., 7.875%, 02/01/21	370
	First Quantum Minerals Ltd., (Canada),
163	6.750%, 02/15/20 (e)	117
163	7.000%, 02/15/21 (e)	115
3,319	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	2,556
	Glencore Finance Canada Ltd., (Canada),
1,950	4.250%, 10/25/22 (e)	1,786
1,835	5.550%, 10/25/42 (e)	1,487
3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e)	3,789
610	Hecla Mining Co., 6.875%, 05/01/21	488
171	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	155
	Lundin Mining Corp., (Canada),
260	7.500%, 11/01/20 (e)	257
230	7.875%, 11/01/22 (e)	226
510	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	431
93	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	84

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	108

		16,916

	Paper & Forest Products — 0.1%
EUR 3,250	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 3.250%, 06/01/21	3,765

	Total Materials	66,166

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.6%
	Altice Financing S.A., (Luxembourg),
200	6.500%, 01/15/22 (e)	203
384	6.625%, 02/15/23 (e)	382
	Altice Finco S.A., (Luxembourg),
200	7.625%, 02/15/25 (e)	196
200	8.125%, 01/15/24 (e)	202
4,460	AT&T, Inc., 4.800%, 06/15/44	4,099
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	5.250%, 03/15/21	1,010
167	5.375%, 05/01/25 (e)	162
3,100	6.500%, 04/30/21	3,240
500	6.625%, 01/31/22	526
142	7.000%, 01/15/19	147
3,805	7.375%, 06/01/20	3,967
	CenturyLink, Inc.,
93	5.625%, 04/01/25 (e)	83
2,560	6.750%, 12/01/23	2,490
1,650	Series T, 5.800%, 03/15/22	1,565
220	Cincinnati Bell, Inc., 8.375%, 10/15/20	230
1,788	Embarq Corp., 7.995%, 06/01/36	1,891
	Frontier Communications Corp.,
2,500	6.875%, 01/15/25	2,116
250	8.500%, 04/15/20	257
168	8.750%, 04/15/22	165
792	9.250%, 07/01/21	814
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,399	5.500%, 08/01/23	1,231
3,478	6.625%, 12/15/22	3,043
578	7.250%, 04/01/19	565
2,810	7.250%, 10/15/20	2,701
2,772	7.500%, 04/01/21	2,686
	Intelsat Luxembourg S.A., (Luxembourg),
400	6.750%, 06/01/18	368
445	7.750%, 06/01/21	333
434	Level 3 Communications, Inc., 5.750%, 12/01/22	433

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	125

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
		Level 3 Financing, Inc.,
	140	5.125%, 05/01/23 (e)	137
	1,394	5.375%, 08/15/22	1,399
	445	6.125%, 01/15/21	466
	1,000	8.625%, 07/15/20	1,059
	30	VAR, 3.914%, 01/15/18	30
		Qwest Capital Funding, Inc.,
	298	6.875%, 07/15/28	277
	156	7.750%, 02/15/31	150
	3,720	Sprint Capital Corp., 8.750%, 03/15/32	3,520
EUR	3,900	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22	4,735
	1,715	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	1,841
	1,575	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,675
		Verizon Communications, Inc.,
	4,505	4.862%, 08/21/46	4,246
	7,565	VAR, 1.816%, 09/15/16	7,646
GBP	2,610	Virgin Media Secured Finance plc, (United Kingdom), Reg. S, 6.000%, 04/15/21	4,136
		Wind Acquisition Finance S.A., (Luxembourg),
EUR	2,700	4.000%, 07/15/20 (e)	3,057
EUR	100	Reg. S, 4.000%, 07/15/20	113
		Windstream Services LLC,
	205	6.375%, 08/01/23	150
	220	7.500%, 06/01/22	174
	1,795	7.500%, 04/01/23	1,405
	221	7.750%, 10/15/20	197
	5,913	7.750%, 10/01/21	4,819
		Zayo Group LLC/Zayo Capital, Inc.,
	510	6.000%, 04/01/23 (e)	509
	296	10.125%, 07/01/20	326

			77,172

		Wireless Telecommunication Services — 0.5%
	200	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	200
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22	225
	223	7.000%, 03/01/20 (e)	237
	151	7.000%, 08/15/20	149
	450	9.000%, 11/15/18 (e)	501
		Sprint Corp.,
	98	7.125%, 06/15/24	91
	234	7.250%, 09/15/21	227

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — continued
	T-Mobile USA, Inc.,
9,559	7.875%, 09/15/23	9,189
357	5.250%, 09/01/18	365
327	6.125%, 01/15/22	337
243	6.464%, 04/28/19	250
30	6.500%, 01/15/24	31
32	6.625%, 11/15/20	33
225	6.625%, 04/01/23	235
1,622	6.633%, 04/28/21	1,695
1,137	6.731%, 04/28/22	1,194
128	6.836%, 04/28/23	134

		15,093

	Total Telecommunication Services	92,265

	Utilities — 1.3%
	Electric Utilities — 0.6%
	Enel S.p.A., (Italy),
EUR 2,544	VAR, 6.500%, 01/10/74	3,120
GBP 2,388	VAR, 7.750%, 09/10/75	3,990
5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	5,217
2,542	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	2,215
3,060	PPL Capital Funding, Inc., 4.700%, 06/01/43	3,008

		17,550

	Gas Utilities — 0.0% (g)
499	DCP Midstream Operating LP, 3.875%, 03/15/23	408

	Independent Power & Renewable Electricity Producers — 0.2%
	Calpine Corp.,
601	5.375%, 01/15/23	580
599	5.750%, 01/15/25	580
1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,473
750	GenOn Energy, Inc., 9.875%, 10/15/20	709
	NRG Energy, Inc.,
800	7.875%, 05/15/21	826
1,000	8.250%, 09/01/20	1,032

		5,200

	Multi-Utilities — 0.5%
10,395	Dominion Resources, Inc., 3.625%, 12/01/24	10,277
GBP 1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	2,928

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
	Corporate Bonds — continued
		Multi-Utilities — continued
	2,360	Sempra Energy, 2.875%, 10/01/22	2,262

			15,467

		Total Utilities	38,625

		Total Corporate Bonds (Cost $876,957)	825,082

	Foreign Government Securities — 8.9%
JPY	3,600,000	Government of Japan, (Japan), Series 26, 2.400%, 03/20/37	36,147
EUR	59,700	Italy Buoni Poliennali Del Tesoro, (Italy), 3.750%, 09/01/24	77,145
	5,400	Provincia de Buenos Aires, (Argentina), Reg. S, 11.750%, 10/05/15	5,347
	5,400	Republic of Argentina, (Argentina), 7.000%, 10/03/15	5,395
	964	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15	945
		Republic of Hungary, (Hungary),
HUF	7,793,000	3.000%, 06/26/24	26,348
HUF	6,143,000	5.500%, 06/24/25	25,185
EUR	71,000	Spain Government Bond, (Spain), 2.750%, 10/31/24 (e)	84,580

		Total Foreign Government Securities (Cost $270,708)	261,092

	Mortgage Pass-Through Securities — 5.8%
		Federal National Mortgage Association, 30 Year, Single Family,
	44,700	TBA, 3.000%, 09/25/45	44,952
	120,900	TBA, 3.500%, 09/25/45	125,406

		Total Mortgage Pass-Through Securities (Cost $169,859)	170,358

	Municipal Bonds — 1.0% (t)
		Virginia — 1.0%
	23,965	Virginia Public School Authority, School Financing, Series A, Rev., 5.000%, 08/01/27 (Cost $29,745)	28,966

	Preferred Securities — 4.6% (x)
		Financials — 4.1%
		Banks — 2.2%
		Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR	1,800	Reg. S, VAR, 7.000%, 02/19/19	2,044
	10,600	VAR, 9.000%, 05/09/18	11,374
		Bank of America Corp.,
	14,006	Series AA, VAR, 6.100%, 03/17/25	13,673
	565	Series K, VAR, 8.000%, 01/30/18	595
	1,185	Series V, VAR, 5.125%, 06/17/19	1,163

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Citigroup, Inc.,
5,171	Series O, VAR, 5.875%, 03/27/20	5,122
200	VAR, 5.950%, 01/30/23	196
1,744	Series M, VAR, 6.300%, 05/15/24	1,692
	Credit Agricole S.A., (France),
310	VAR, 6.625%, 09/23/19 (e)	304
GBP 2,200	VAR, 8.125%, 10/26/19	3,763
EUR 3,900	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	4,440
5,100	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	5,323
	Skandinaviska Enskilda Banken AB, (Sweden),
6,600	VAR, 5.750%, 05/13/20	6,543
EUR 2,700	VAR, 7.092%, 12/21/17	3,382
5,838	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	5,977

		65,591

	Capital Markets — 0.9%
3,515	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	3,374
	Goldman Sachs Group, Inc. (The),
7,750	Series L, VAR, 5.700%, 05/10/19	7,799
4,795	Series M, VAR, 5.375%, 05/10/20	4,696
	Morgan Stanley,
575	Series H, VAR, 5.450%, 07/15/19	570
4,243	Series J, VAR, 5.550%, 07/15/20	4,238
	UBS Group AG, (Switzerland),
EUR 3,800	VAR, 5.750%, 02/19/22	4,410
2,682	VAR, 7.125%, 02/19/20	2,796

		27,883

	Consumer Finance — 0.1%
1,748	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	1,737

	Diversified Financial Services — 0.6%
GBP 8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	13,979
GBP 2,400	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	3,673

		17,652

	Insurance — 0.3%
GBP 1,600	Legal & General Group plc, (United Kingdom), VAR, 6.385%, 05/02/17	2,539
GBP 759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27	1,314

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	127

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Preferred Securities — continued
		Insurance — continued
1,225		Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	1,249
GBP 1,500		Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19	2,460

			7,562

		Total Financials	120,425

		Telecommunication Services — 0.5%
		Diversified Telecommunication Services — 0.3%
EUR 7,100		Orange S.A., (France), VAR, 5.250%, 02/07/24	8,564

		Wireless Telecommunication Services — 0.2%
		Telefonica Europe B.V., (Netherlands),
EUR 1,700		VAR, 4.200%, 12/04/19	1,938
EUR 200		VAR, 5.875%, 03/31/24	238
EUR 2,500		VAR, 6.500%, 09/18/18	3,039
EUR 300		VAR, 7.625%, 09/18/21	384

			5,599

		Total Telecommunication Services	14,163

		Total Preferred Securities (Cost $139,116)	134,588

SHARES
Common Stock — 0.0% (g)
		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
27		NII Holdings, Inc. (a) (Cost $450)	233

Preferred Stocks — 0.0% (g)
		Financials — 0.0% (g)
		Consumer Finance — 0.0% (g)
—	(h)	Ally Financial, Inc., Series G, 7.000%, 10/01/15 (e) @	375

		Insurance — 0.0% (g)
—	(h)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.409%, 09/29/15 @ ($1,000 par value)	345

		Total Preferred Stocks (Cost $708)	720

PRINCIPAL AMOUNT($)
Loan Assignments — 1.1%
		Consumer Discretionary — 0.3%
		Diversified Consumer Services — 0.0% (g)
640		Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	631

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — 0.0% (g)
788	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	779

	Media — 0.2%
400	iHeartCommunications, Inc., Term Loan D, VAR, 6.948%, 01/30/19	353
949	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.698%, 07/30/19	845
420	McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19	420
643	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/28/20	639
1,228	Univision Communications, Inc., 2013 Incramental Term Loan, VAR, 4.000%, 03/01/20	1,218
990	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	982
140	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	133

		4,590

	Multiline Retail — 0.1%
1,228	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	1,225

	Specialty Retail — 0.0% (g)
102	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	79
635	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	633

		712

	Total Consumer Discretionary	7,937

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
985	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	985
1,259	New Albertsons, Inc., 2019 Term Loan B-2, VAR, 5.375%, 03/21/19	1,258
639	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	640

		2,883

	Food Products — 0.1%
846	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	846
1,761	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	1,750

		2,596

	Total Consumer Staples	5,479

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
393	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	284
389	Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21	265
404	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	291

		840

	Oil, Gas & Consumable Fuels — 0.1%
460	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	174
115	Navios Maritime Partners LP, Term Loan, (Greece), VAR, 5.500%, 06/18/20	114
743	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	737

		1,025

	Total Energy	1,865

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
128	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	126

	Diversified Financial Services — 0.0% (g)
20	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	20
642	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	611
400	Sedgwick Claims Management Services, Inc., 2nd Lien Initial Loan, VAR, 6.750%, 02/28/22	390

		1,021

	Insurance — 0.0% (g)
257	National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20	254

	Total Financials	1,401

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
375	Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21	372
447	Mallinckrodt International Finance, Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21	444

		816

	Health Care Providers & Services — 0.1%
347	Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
818	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	819
681	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	677

		1,842

	Pharmaceuticals — 0.0% (g)
424	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	423

	Total Health Care	3,081

	Industrials — 0.1%
	Airlines — 0.0% (g)
980	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	974

	Commercial Services & Supplies — 0.1%
100	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.003%, 11/06/20	98
391	Garda World Security Corp., Term B Loan, VAR, 4.003%, 11/06/20	385
456	Marine Acquisition Corp., Term Loan, VAR, 5.250%, 01/30/21	455
300	University Support Services LLC (St. George’s University Scholastic Services LLC), Term Loan, VAR, 5.750%, 08/06/21	301

		1,239

	Industrial Conglomerates — 0.0% (g)
191	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	182

	Marine — 0.0% (g)
406	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	312
640	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	410

		722

	Total Industrials	3,117

	Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
1,665	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 04/30/20	1,427

	Electronic Equipment, Instruments & Components — 0.1%
1,866	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	1,855

	IT Services — 0.1%
1,500	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.200%, 03/24/21	1,496

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	129

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — 0.0% (g)
147	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	147

	Total Information Technology	4,925

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
344	Gemini HDPE LLC, Advance Term Loan, VAR, 4.750%, 08/06/21	343
322	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	328

		671

	Construction Materials — 0.0% (g)
142	Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20	141
66	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	66

		207

	Containers & Packaging — 0.0% (g)
277	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	275

	Metals & Mining — 0.0% (g)
300	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	294

	Total Materials	1,447

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
442	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	440

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	795
295	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	293

	Total Telecommunication Services	1,528

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
2,500	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.674%, 10/10/17 (d)	1,128

	Total Loan Assignments (Cost $34,205)	31,908

SHARES
Short-Term Investment — 25.0%
	Investment Company — 25.0%
737,923	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) † (Cost $737,923)	737,923

	Total Investments — 104.2% (Cost $3,144,897)	3,071,133
	Liabilities in Excess of Other Assets — (4.2)% (c)	(122,970)

	NET ASSETS — 100.0%	$2,948,163

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
60	Euro Bund	09/08/15	EUR	10,307	159
1,205	10 Year U.S. Treasury Note	12/21/15	USD	153,110	(417)
60	U.S. Treasury Long Bond	12/21/15	USD	9,278	(98)
137	U.S. Treasury Ultra Bond	12/21/15	USD	21,702	(171)
23	Long Gilt	12/29/15	GBP	4,136	(30)

	Short Futures Outstanding
(57)	Euro Bobl	09/08/15	EUR	(8,317)	(35)
(134)	Euro Bund	09/08/15	EUR	(23,020)	(107)
(295)	10 Year U.S. Treasury Note	12/21/15	USD	(37,484)	210
(15)	U.S. Ultra Bond	12/21/15	USD	(2,376)	19
(8)	Long Gilt	12/29/15	GBP	(1,439)	10

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
(42)	Short Gilt	12/29/15	GBP	(6,701)	3
(7,237)	5 Year U.S. Treasury Note	12/31/15	USD	(864,369)	2,982

					2,525

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,757	EUR	Citibank, N.A.	09/14/15	8,464	8,706	242
137	EUR	Credit Suisse International	09/14/15	150	153	3
2,600	EUR	Deutsche Bank AG	09/14/15	2,884	2,918	34
1,092	EUR	Goldman Sachs International	09/14/15	1,215	1,225	10
950	EUR	Merrill Lynch International	09/14/15	1,079	1,066	(13)
1,915	EUR	Royal Bank of Canada	09/14/15	2,159	2,150	(9)
8,312	EUR	Standard Chartered Bank	09/14/15	9,527	9,329	(198)
193	GBP	Deutsche Bank AG	09/14/15	303	297	(6)
827	GBP	Goldman Sachs International	09/14/15	1,299	1,269	(30)
1,784	GBP	Royal Bank of Canada	09/14/15	2,801	2,737	(64)
205,108	ZAR	BNP Paribas	09/14/15	15,818	15,436	(382)
128,763	ZAR	Deutsche Bank AG	09/14/15	9,968	9,691	(277)
				55,667	54,977	(690)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,940	EUR	Barclays Bank plc	09/14/15	6,557	6,668	(111)
268	EUR	BNP Paribas	09/14/15	291	301	(10)
674	EUR	Citibank, N.A.	09/14/15	743	756	(13)
152,594	EUR	Credit Suisse International	09/14/15	167,828	171,262	(3,434)
819	EUR	Deutsche Bank AG	09/14/15	908	920	(12)
1,131	EUR	Merrill Lynch International	09/14/15	1,269	1,269	— (h)
154	EUR	Royal Bank of Canada	09/14/15	170	174	(4)
1,320	EUR	Standard Chartered Bank	09/14/15	1,446	1,481	(35)
182,169	EUR	Union Bank of Switzerland AG	09/14/15	204,108	204,455	(347)
3,001	GBP	Barclays Bank plc	09/14/15	4,648	4,604	44
93	GBP	HSBC Bank, N.A.	09/14/15	145	142	3
38,947	GBP	Royal Bank of Canada	09/14/15	60,431	59,761	670
2,365	GBP	State Street Corp.	09/14/15	3,670	3,628	42
14,595,226	HUF	Citibank, N.A.	09/14/15	50,738	52,245	(1,507)
4,500,693	JPY	Goldman Sachs International	09/14/15	36,758	37,130	(372)
333,871	ZAR	Deutsche Bank AG	09/14/15	26,813	25,127	1,686
				566,523	569,923	(3,400)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	131

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	0.939%	4,000	(411)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	0.244	1,000	(108)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.186	2,825	(59)	(215)

					(578)	99

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

J.P. Morgan Income Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

ABX	— Asset-Backed Securities Index
ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CDO	— Collateralized Debt Obligation
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligation
CLP	— Chilean Peso
CMBX	— Commercial Mortgage-Backed Securities Index
CMO	— Collateralized Mortgage Obligation
COP	— Colombian Peso
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor-in-possession
ETF	— Exchange Traded Fund
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
HUF	— Hungarian Forint
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2015. The rate may be subject to a cap and floor.

ILS	— Israeli Shekel
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MLP	— Master Limited Partnership
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SGD	— Singapore Dollar
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2015.
TBA	— To Be Announced

TRY	— Turkish Lira
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.
ZAR	— South African Rand

†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

	Fund	Value
	Strategic Income Opportunities Fund	$46,220
	Unconstrained Debt Fund	670

††	— Non-deliverable forward. See Note 2.E.(3). in the Notes to Financial Statements.
^	— All or a portion of the security is unsettled as of August 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	— The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of August 31, 2015.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(d)	— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amounts rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of August 31, 2015.
(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of August 31, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	133

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund
ASSETS:
Investments in non-affiliates, at value	$1,664,879		$194,441		$1,162,991
Investments in affiliates, at value	86,044		14,576		57,242

Total investment securities, at value	1,750,923		209,017		1,220,233
Cash	105		—	(a)	—	(a)
Foreign currency, at value	221		45		383
Deposits at broker for futures contracts	329		—		—
Due from custodian	—		—		1,125
Receivables:
Investment securities sold	19,472		187		2,329
Fund shares sold	397		—		111,769
Interest from non-affiliates	17,221		2,949		19,506
Dividends from affiliates	4		1		3
Unrealized appreciation on forward foreign currency exchange contracts	123		17		8,589
Other assets	53		18		—

Total Assets	1,788,848		212,234		1,363,937

LIABILITIES:
Payables:	—		—		—
Investment securities purchased	37		—		74,761
Fund shares redeemed	1,558		—		2,521
Variation margin on futures contracts	50		20		7
Unrealized depreciation on forward foreign currency exchange contracts	748		—		6,850
Accrued liabilities:
Investment advisory fees	425		102		611
Administration fees	121		—	(a)	30
Distribution fees	24		—	(a)	26
Shareholder servicing fees	—	(a)	—	(a)	40
Custodian and accounting fees	41		16		64
Collateral management fees	—		2		—
Trustees’ and Chief Compliance Officer’s fees	5		1		1
Audit fees	79		73		75
Other	20		11		48

Total Liabilities	3,108		225		85,034

Net Assets	$1,785,740		$212,009		$1,278,903

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
NET ASSETS:
Paid-in-Capital	$1,833,418	$218,719	$1,429,580
Accumulated undistributed (distributions in excess of) net investment income	2,985	265	2,068
Accumulated net realized gains (losses)	(5,308)	379	(125,451)
Net unrealized appreciation (depreciation)	(45,355)	(7,354)	(27,294)

Total Net Assets	$1,785,740	$212,009	$1,278,903

Net Assets:
Class A	$115,098	$46	$91,212
Class C	90	20	9,943
Class R5	—	—	578
Class R6	1,651,146	211,625	994,592
Select Class	19,406	318	182,578

Total	$1,785,740	$212,009	$1,278,903

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	11,864	5	11,694
Class C	9	2	1,279
Class R5	—	—	73
Class R6	169,910	21,430	127,095
Select Class	1,997	32	23,381

Net Asset Value (a):
Class A — Redemption price per share	$9.70	$9.87	$7.80
Class C — Offering price per share (b)	9.70	9.87	7.77
Class R5 — Offering and redemption price per share	—	—	7.87
Class R6 — Offering and redemption price per share	9.72	9.87	7.83
Select Class — Offering and redemption price per share	9.72	9.90	7.81
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.08	$10.25	$8.10

Cost of investments in non-affiliates	$1,709,259	$201,707	$1,191,784
Cost of investments in affiliates	86,044	14,576	57,242
Cost of foreign currency	220	45	399

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	135

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund		Unconstrained Debt Fund
ASSETS:
Investments in non-affiliates, at value	$27,870	$11,535,374	$515,308		$2,333,210
Investments in affiliates, at value	3,590	7,828,856	128,640		737,253
Investments in affiliates — restricted, at value	—	46,220	—		670

Total investment securities, at value	31,460	19,410,450	643,948		3,071,133
Restricted cash	—	32,270	260		—
Cash	142	7,535	—		1,080
Foreign currency, at value	2	2,116	29		972
Deposits at broker for futures contracts	—	—	—		8,692
Receivables:
Investment securities sold	165,250	39,624	332		6,235
Investment securities sold — delayed delivery securities	—	55,858	1,036		—
Fund shares sold	1	27,459	908		19,094
Interest and dividends from non-affiliates	29	155,408	4,442		24,875
Dividends from affiliates	1	483	8		27
Tax reclaims	—	428	—		213
Variation margin on futures contracts	—	715	102		2,645
Variation Margin on Centrally Cleared Swaps	—	1,560	11		—
Unrealized appreciation on forward foreign currency exchange contracts	7	20,029	193		2,734
Outstanding swap contracts, at value	—	62,399	840		—

Total Assets	196,892	19,816,334	652,109		3,137,700

LIABILITIES:
Payables:
Due to custodian	—	—	36		—
TBA short commitments, at value	—	19,078	—		—
Investment securities purchased	—	76,669	790		—
Investment securities purchased — delayed delivery securities	—	73,502	132,279		169,859
Fund shares redeemed	174,569	41,075	561		10,503
Unrealized depreciation on forward foreign currency exchange contracts	128	24,320	253		6,824
Outstanding swap contracts, at value	—	121,505	1,297		578
Accrued liabilities:
Investment advisory fees	45	5,548	81		863
Administration fees	5	978	26		129
Distribution fees	7	1,475	63		32
Shareholder servicing fees	18	3,741	26		492
Custodian and accounting fees	33	426	63		136
Collateral management fees	3	25	8		4
Trustees’ and Chief Compliance Officer’s fees	—	2	—	(a)	—	(a)
Other	44	2,839	117		117

Total Liabilities	174,852	371,183	135,600		189,537

Net Assets	$22,040	$19,445,151	$516,509		$2,948,163

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
NET ASSETS:
Paid-in-Capital	$23,329	$19,949,489	$521,455	$3,076,172
Accumulated undistributed (distributions in excess of) net investment income	1,400	6,044	284	(1,340)
Accumulated net realized gains (losses)	(3,001)	(170,141)	1,903	(50,835)
Net unrealized appreciation (depreciation)	312	(340,241)	(7,133)	(75,834)

Total Net Assets	$22,040	$19,445,151	$516,509	$2,948,163

Net Assets:
Class A	$8,927	$2,317,580	$162,442	$133,165
Class C	7,971	1,509,057	43,135	5,397
Class R2	—	—	1,775	22
Class R5	—	568,302	8,747	2,611
Class R6	—	—	49,872	345,068
Institutional Class	4,168	—	—	—
Select Class	974	15,050,212	250,538	2,461,900

Total	$22,040	$19,445,151	$516,509	$2,948,163

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	922	202,157	16,480	13,644
Class C	842	131,984	4,389	556
Class R2	—	—	180	2
Class R5	—	49,401	886	267
Class R6	—	—	5,052	35,266
Institutional Class	425	—	—	—
Select Class	100	1,309,636	25,362	251,810

Net Asset Value (a):
Class A — Redemption price per share	$9.68	$11.46	$9.86	$9.76
Class C — Offering price per share (b)	9.46	11.43	9.83	9.71
Class R2 — Offering and redemption price per share	—	—	9.86	9.75
Class R5 — Offering and redemption price per share	—	11.50	9.88	9.79
Class R6 — Offering and redemption price per share	—	—	9.87	9.78
Institutional Class — Offering and redemption price per share	9.81	—	—	—
Select Class — Offering and redemption price per share	9.78	11.49	9.88	9.78
Class A maximum sales charge	3.75%	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$10.06	$11.91	$10.24	$10.14

Cost of investments in non-affiliates	$27,437	$11,882,744	$520,238	$2,406,974
Cost of investments in affiliates	3,590	7,828,856	128,640	737,253
Cost of investments in affiliates — restricted	—	46,220	—	670
Cost of foreign currency	2	2,082	28	975
Proceeds from short TBAs	—	19,051	—	—
Premiums paid on swaps	—	89,309	3,615	356
Premiums received on swaps	—	177,499	1,636	455

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	137

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund	Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$30,653	$4,561	$32,998
Dividend income from affiliates	17	4	15
Foreign taxes withheld	(13)	—	—

Total investment income	30,657	4,565	33,013

EXPENSES:
Investment advisory fees	2,573	685	4,025
Administration fees	703	80	472
Distribution fees:
Class A	140	— (a)	121
Class C	— (a)	— (a)	42
Shareholder servicing fees:
Class A	140	— (a)	121
Class C	— (a)	— (a)	14
Class R5	—	—	— (a)
Select Class	24	5	250
Custodian and accounting fees	64	25	126
Interest expense to affiliates	— (a)	— (a)	—
Professional fees	69	64	72
Collateral management fees	—	2	—
Trustees’ and Chief Compliance Officer’s fees	9	1	6
Printing and mailing costs	21	7	39
Registration and filing fees	27	33	64
Transfer agent fees (See Note 2.I.)	7	1	13
Sub-transfer agent fees (See Note 2.I.)	100	—	177
Other	3	4	7

Total expenses	3,880	907	5,549

Less fees waived	(271)	(224)	(995)
Less expense reimbursements	(40)	(3)	(28)

Net expenses	3,569	680	4,526

Net investment income (loss)	27,088	3,885	28,487

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(6,691)	(69)	(17,674)
Futures	(1,950)	707	1,527
Foreign currency transactions	234	(89)	(892)
Swaps	—	30	—

Net realized gain (loss)	(8,407)	579	(17,039)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(71,530)	(7,784)	(35,614)
Futures	813	(102)	(23)
Foreign currency translations	(809)	6	2,398
Swaps	—	1	—

Change in net unrealized appreciation/depreciation	(71,526)	(7,879)	(33,239)

Net realized/unrealized gains (losses)	(79,933)	(7,300)	(50,278)

Change in net assets resulting from operations	$(52,845)	$(3,415)	$(21,791)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Real Return Fund	Strategic Income Opportunities Fund	Total Return Fund	Unconstrained Debt Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,326	$375,440	$8,500	$48,189
Interest income from affiliates	—	11	—	—
Dividend income from non-affiliates	—	2,804	1	26
Dividend income from affiliates	2	2,560	40	110
Foreign taxes withheld	(4)	—	—	(229)

Total investment income	3,324	380,815	8,541	48,096

EXPENSES:
Investment advisory fees	345	47,030	772	6,057
Administration fees	81	8,570	211	1,104
Distribution fees:
Class A	13	3,137	209	177
Class C	34	6,103	158	20
Class R2	—	—	5	— (a)
Shareholder servicing fees:
Class A	13	3,137	209	177
Class C	11	2,034	53	7
Class R2	—	—	2	— (a)
Class R5	—	148	2	1
Institutional Class	88	—	—	—
Select Class	2	20,216	305	2,790
Custodian and accounting fees	29	350	78	161
Interest expense to affiliates	— (a)	2	— (a)	3
Professional fees	34	202	49	67
Collateral management fees	3	25	8	4
Trustees’ and Chief Compliance Officer’s fees	— (a)	96	2	12
Printing and mailing costs	4	769	12	76
Registration and filing fees	20	314	73	94
Transfer agent fees (See Note 2.I.)	3	233	11	14
Sub-transfer agent fees (See Note 2.I.)	3	4,247	98	52
Other	4	76	5	12

Total expenses	687	96,689	2,262	10,828

Less fees waived	(145)	(18,661)	(706)	(1,253)
Less earnings credits	—	(1)	—	— (a)
Less expense reimbursements	—	—	(48)	— (a)

Net expenses	542	78,027	1,508	9,575

Net investment income (loss)	2,782	302,788	7,033	38,521

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,513)	(31,120)	1,322	(18,487)
Futures	(218)	(7,109)	(1,000)	(13,976)
Foreign currency transactions	304	10,030	90	26,861
Swaps	(19)	19,562	95	(141)

Net realized gain (loss)	(1,446)	(8,637)	507	(5,743)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(5,849)	(454,104)	(15,308)	(51,533)
Futures	9	4,336	506	9,830
Foreign currency translations	(206)	(8,895)	(89)	(24,548)
Swaps	(24)	(15,866)	(114)	70

Change in net unrealized appreciation/depreciation	(6,070)	(474,529)	(15,005)	(66,181)

Net realized/unrealized gains (losses)	(7,516)	(483,166)	(14,498)	(71,924)

Change in net assets resulting from operations	$(4,734)	$(180,378)	$(7,465)	$(33,403)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	139

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,088	$25,613	$3,885	$971
Net realized gain (loss)	(8,407)	12,762	579	(24)
Change in net unrealized appreciation/depreciation	(71,526)	21,252	(7,879)	6

Change in net assets resulting from operations	(52,845)	59,627	(3,415)	953

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,806)	(1,937)	(1)	(2)
From net realized gains	—	(126)	—	(1)
Class C
From net investment income	(1)	(2)	— (a)	(2)
From net realized gains	—	— (a)	—	— (a)
Class R6
From net investment income	(28,393)	(22,919)	(3,657)	(3)
From net realized gains	—	(1,482)	—	(1)
Select Class
From net investment income	(339)	(452)	(13)	(954)
From net realized gains	—	(24)	—	(253)

Total distributions to shareholders	(30,539)	(26,942)	(3,671)	(1,216)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	303,588	887,614	196,755	1,507

NET ASSETS:
Change in net assets	220,204	920,299	189,669	1,244
Beginning of period	1,565,536	645,237	22,340	21,096

End of period	$1,785,740	$1,565,536	$212,009	$22,340

Accumulated undistributed (distributions in excess of) net investment income	$2,985	$6,436	$265	$51

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$28,487	$43,892	$2,782	$(435)
Net realized gain (loss)	(17,039)	(54,113)	(1,446)	46
Change in net unrealized appreciation/depreciation	(33,239)	428	(6,070)	2,378

Change in net assets resulting from operations	(21,791)	(9,793)	(4,734)	1,989

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,494)	(3,744)	—	(136)
From net realized gains	—	—	—	(18)
Class C
From net investment income	(265)	(384)	—	(55)
From net realized gains	—	—	—	(16)
Class R5
From net investment income	(17)	(3)	—	—
Class R6
From net investment income	(24,759)	(27,653)	—	—
Institutional Class
From net investment income	—	—	—	(1,388)
From net realized gains	—	—	—	(201)
Select Class
From net investment income	(5,483)	(5,917)	—	(19)
From net realized gains	—	—	—	(3)

Total distributions to shareholders	(33,018)	(37,701)	—	(1,836)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	426,212	511,525	(153,391)	90,063

NET ASSETS:
Change in net assets	371,403	464,031	(158,125)	90,216
Beginning of period	907,500	443,469	180,165	89,949

End of period	$1,278,903	$907,500	$22,040	$180,165

Accumulated undistributed (distributions in excess of) net investment income	$2,068	$6,599	$1,400	$(1,382)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	141

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$302,788	$413,419	$7,033	$7,197
Net realized gain (loss)	(8,637)	(145,507)	507	3,607
Change in net unrealized appreciation/depreciation	(474,529)	(243,098)	(15,005)	2,972

Change in net assets resulting from operations	(180,378)	24,814	(7,465)	13,776

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(37,507)	(55,340)	(2,296)	(2,175)
From net realized gains	—	—	—	(1,096)
Class C
From net investment income	(20,589)	(17,190)	(440)	(339)
From net realized gains	—	—	—	(263)
Class R2
From net investment income	—	—	(20)	(5)
From net realized gains	—	—	—	(4)
Class R5
From net investment income	(10,263)	(10,004)	(126)	(97)
From net realized gains	—	—	—	(57)
Class R6
From net investment income	—	—	(761)	(510)
From net realized gains	—	—	—	(192)
Select Class
From net investment income	(260,231)	(305,764)	(3,550)	(3,620)
From net realized gains	—	—	—	(1,452)

Total distributions to shareholders	(328,590)	(388,298)	(7,193)	(9,810)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,101,194)	(3,214,537)	41,508	290,918

NET ASSETS:
Change in net assets	(2,610,162)	(3,578,021)	26,850	294,884
Beginning of period	22,055,313	25,633,334	489,659	194,775

End of period	$19,445,151	$22,055,313	$516,509	$489,659

Accumulated undistributed (distributions in excess of) net investment income	$6,044	$31,846	$284	$444

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Unconstrained Debt Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38,521	$70,435
Net realized gain (loss)	(5,743)	29,690
Change in net unrealized appreciation/depreciation	(66,181)	(53,805)

Change in net assets resulting from operations	(33,403)	46,320

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,647)	(5,577)
Class C
From net investment income	(120)	(152)
Class R2
From net investment income	(1)	(2)
Class R5
From net investment income	(73)	(109)
Class R6
From net investment income	(8,726)	(8,609)
Select Class
From net investment income	(60,365)	(86,144)

Total distributions to shareholders	(72,932)	(100,593)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	411,810	938,226

NET ASSETS:
Change in net assets	305,475	883,953
Beginning of period	2,642,688	1,758,735

End of period	$2,948,163	$2,642,688

Accumulated undistributed (distributions in excess of) net investment income	$(1,340)	$33,071

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	143

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Corporate Bond Fund		Emerging Markets Corporate Debt Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$27,250	$68,388	$27	$20
Distributions reinvested	1,018	1,149	1	3
Cost of shares redeemed	(12,855)	(33,074)	(35)	(20)

Change in net assets resulting from Class A capital transactions	$15,413	$36,463	$(7)	$3

Class C
Proceeds from shares issued	$33	$61	$— (a)	$—
Distributions reinvested	1	2	— (a)	2
Cost of shares redeemed	(48)	(17)	(34)	—

Change in net assets resulting from Class C capital transactions	$(14)	$46	$(34)	$2

Class R6
Proceeds from shares issued	$277,897	$829,314	$215,009	$—
Distributions reinvested	28,393	24,401	3,657	4
Cost of shares redeemed	(19,891)	(6,468)	(66)	—

Change in net assets resulting from Class R6 capital transactions	$286,399	$847,247	$218,600	$4

Select Class
Proceeds from shares issued	$3,066	$15,533	$—	$291
Distributions reinvested	332	474	13	1,207
Cost of shares redeemed	(1,608)	(12,149)	(21,817)	—

Change in net assets resulting from Select Class capital transactions	$1,790	$3,858	$(21,804)	$1,498

Total change in net assets resulting from capital transactions	$303,588	$887,614	$196,755	$1,507

SHARE TRANSACTIONS:
Class A
Issued	2,742	6,776	4	2
Reinvested	103	115	— (a)	—	(a)
Redeemed	(1,292)	(3,312)	(4)	(2)

Change in Class A Shares	1,553	3,579	— (a)	—	(a)

Class C
Issued	3	7	—	—
Reinvested	— (a)	— (a)	— (a)	—	(a)
Redeemed	(5)	(2)	(3)	—

Change in Class C Shares	(2)	5	(3)	—	(a)

Class R6
Issued	27,836	82,074	21,069	—
Reinvested	2,857	2,437	361	1
Redeemed	(2,028)	(645)	(6)	—

Change in Class R6 Shares	28,665	83,866	21,424	1

Select Class
Issued	307	1,546	—	28
Reinvested	34	47	1	116
Redeemed	(163)	(1,208)	(2,143)	—

Change in Select Class Shares	178	385	(2,142)	144

(a)	Amount rounds to less than 1,000 dollars or shares.

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$26,415	$132,216	$420	$1,326
Distributions reinvested	1,622	1,961	—	152
Cost of shares redeemed	(25,070)	(95,892)	(2,469)	(6,128)

Change in net assets resulting from Class A capital transactions	$2,967	$38,285	$(2,049)	$(4,650)

Class C
Proceeds from shares issued	$691	$3,442	$127	$522
Distributions reinvested	243	351	—	71
Cost of shares redeemed	(2,348)	(4,113)	(1,460)	(4,266)

Change in net assets resulting from Class C capital transactions	$(1,414)	$(320)	$(1,333)	$(3,673)

Class R5
Proceeds from shares issued	$11	$594	$—	$—
Distributions reinvested	17	3	—	—
Cost of shares redeemed	(61)	(179)	—	—

Change in net assets resulting from Class R5 capital transactions	$(33)	$418	$—	$—

Class R6
Proceeds from shares issued	$393,069	$810,665	$—	$—
Distributions reinvested	24,759	27,653	—	—
Cost of shares redeemed	(3,861)	(421,644)	—	—

Change in net assets resulting from Class R6 capital transactions	$413,967	$416,674	$—	$—

Institutional Class
Proceeds from shares issued	$—	$—	$34,265	$103,610
Distributions reinvested	—	—	—	1,589
Cost of shares redeemed	—	—	(183,730)	(7,049)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$(149,465)	$98,150

Select Class
Proceeds from shares issued	$41,240	$126,077	$99	$956
Distributions reinvested	4,742	4,962	—	15
Cost of shares redeemed	(35,257)	(74,571)	(643)	(735)

Change in net assets resulting from Select Class capital transactions	$10,725	$56,468	$(544)	$236

Total change in net assets resulting from capital transactions	$426,212	$511,525	$(153,391)	$90,063

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	145

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Debt Fund		Real Return Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	3,270	15,516	43	133
Reinvested	203	235	—	15
Redeemed	(3,136)	(11,601)	(255)	(613)

Change in Class A Shares	337	4,150	(212)	(465)

Class C
Issued	86	409	13	54
Reinvested	30	42	—	7
Redeemed	(294)	(497)	(154)	(438)

Change in Class C Shares	(178)	(46)	(141)	(377)

Class R5
Issued	1	72	—	—
Reinvested	2	— (a)	—	—
Redeemed	(7)	(21)	—	—

Change in Class R5 Shares	(4)	51	—	—

Class R6
Issued	48,755	93,844	—	—
Reinvested	3,076	3,313	—	—
Redeemed	(485)	(51,080)	—	—

Change in Class R6 Shares	51,346	46,077	—	—

Institutional Class
Issued	—	—	3,451	10,268
Reinvested	—	—	—	161
Redeemed	—	—	(18,735)	(697)

Change in Institutional Class Shares	—	—	(15,284)	9,732

Select Class
Issued	5,092	15,042	12	92
Reinvested	589	597	—	2
Redeemed	(4,403)	(9,001)	(66)	(73)

Change in Select Class Shares	1,278	6,638	(54)	21

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$290,773	$1,497,064	$49,094	$210,609
Distributions reinvested	33,727	51,225	2,162	3,205
Cost of shares redeemed	(596,771)	(3,838,825)	(64,621)	(70,326)

Change in net assets resulting from Class A capital transactions	$(272,271)	$(2,290,536)	$(13,365)	$143,488

Class C
Proceeds from shares issued	$89,124	$374,657	$9,671	$33,104
Distributions reinvested	16,787	13,899	377	484
Cost of shares redeemed	(266,818)	(530,019)	(5,093)	(4,714)

Change in net assets resulting from Class C capital transactions	$(160,907)	$(141,463)	$4,955	$28,874

Class R2
Proceeds from shares issued	$—	$—	$164	$1,794
Distributions reinvested	—	—	20	9
Cost of shares redeemed	—	—	(158)	(11)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$26	$1,792

Class R5
Proceeds from shares issued	$53,752	$272,057	$1,216	$7,328
Distributions reinvested	6,764	8,025	126	154
Cost of shares redeemed	(67,373)	(131,793)	(896)	(834)

Change in net assets resulting from Class R5 capital transactions	$(6,857)	$148,289	$446	$6,648

Class R6
Proceeds from shares issued	$—	$—	$523	$51,182
Distributions reinvested	—	—	18	7
Cost of shares redeemed	—	—	(216)	(474)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$325	$50,715

Select Class
Proceeds from shares issued	$1,796,027	$7,891,548	$74,714	$149,329
Distributions reinvested	142,434	157,805	2,030	1,335
Cost of shares redeemed	(3,599,620)	(8,980,180)	(27,623)	(91,263)

Change in net assets resulting from Select Class capital transactions	$(1,661,159)	$(930,827)	$49,121	$59,401

Total change in net assets resulting from capital transactions	$(2,101,194)	$(3,214,537)	$41,508	$290,918

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	147

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Opportunities Fund		Total Return Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	24,903	126,514	4,901	20,882
Reinvested	2,897	4,337	217	319
Redeemed	(51,138)	(325,657)	(6,451)	(6,979)

Change in Class A Shares	(23,338)	(194,806)	(1,333)	14,222

Class C
Issued	7,656	31,708	966	3,294
Reinvested	1,445	1,181	38	48
Redeemed	(22,920)	(45,046)	(509)	(469)

Change in Class C Shares	(13,819)	(12,157)	495	2,873

Class R2
Issued	—	—	17	177
Reinvested	—	—	2	1
Redeemed	—	—	(16)	(1)

Change in Class R2 Shares	—	—	3	177

Class R5
Issued	4,590	22,864	122	726
Reinvested	579	678	12	15
Redeemed	(5,751)	(11,059)	(89)	(83)

Change in Class R5 Shares	(582)	12,483	45	658

Class R6
Issued	—	—	52	5,065
Reinvested	—	—	2	1
Redeemed	—	—	(21)	(47)

Change in Class R6 Shares	—	—	33	5,019

Select Class
Issued	153,556	665,137	7,406	14,780
Reinvested	12,204	13,345	203	132
Redeemed	(307,563)	(760,233)	(2,756)	(9,031)

Change in Select Class Shares	(141,803)	(81,751)	4,853	5,881

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Unconstrained Debt Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$26,194	$106,679
Distributions reinvested	1,824	2,375
Cost of shares redeemed	(38,821)	(57,544)

Change in net assets resulting from Class A capital transactions	$(10,803)	$51,510

Class C
Proceeds from shares issued	$1,913	$5,675
Distributions reinvested	120	152
Cost of shares redeemed	(1,374)	(2,117)

Change in net assets resulting from Class C capital transactions	$659	$3,710

Class R2
Proceeds from shares issued	$— (a)	$2
Distributions reinvested	1	2
Cost of shares redeemed	(37)	(1)

Change in net assets resulting from Class R2 capital transactions	$(36)	$3

Class R5
Proceeds from shares issued	$114	$552
Distributions reinvested	73	109
Cost of shares redeemed	(75)	(2,080)

Change in net assets resulting from Class R5 capital transactions	$112	$(1,419)

Class R6
Proceeds from shares issued	$84,938	$324,495
Distributions reinvested	7,718	7,442
Cost of shares redeemed	(49,738)	(75,683)

Change in net assets resulting from Class R6 capital transactions	$42,918	$256,254

Select Class
Proceeds from shares issued	$729,274	$1,678,657
Distributions reinvested	3,318	4,553
Cost of shares redeemed	(353,632)	(1,055,042)

Change in net assets resulting from Select Class capital transactions	$378,960	$628,168

Total change in net assets resulting from capital transactions	$411,810	$938,226

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	149

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Unconstrained Debt Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	2,631	10,362
Reinvested	184	234
Redeemed	(3,896)	(5,642)

Change in Class A Shares	(1,081)	4,954

Class C
Issued	193	553
Reinvested	12	15
Redeemed	(138)	(208)

Change in Class C Shares	67	360

Class R2
Issued	— (a)	1
Reinvested	— (a)	— (a)
Redeemed	(4)	— (a)

Change in Class R2 Shares	(4)	1

Class R5
Issued	13	53
Reinvested	7	11
Redeemed	(8)	(201)

Change in Class R5 Shares	12	(137)

Class R6
Issued	8,602	31,558
Reinvested	776	733
Redeemed	(5,004)	(7,383)

Change in Class R6 Shares	4,374	24,908

Select Class
Issued	73,666	163,060
Reinvested	334	448
Redeemed	(35,548)	(103,442)

Change in Select Class Shares	38,452	60,066

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

Strategic Income Opportunities Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(180,378)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(4,936,020)
Proceeds from disposition of investment securities	4,438,047
Proceeds of short-term investments — non-affiliates, net	102,334
Proceeds of short-term investments — affiliates, net	2,444,848
Change in unrealized (appreciation)/depreciation on investments	454,104
Net realized (gain)/loss on investments	31,120
Net amortization (accretion) of income	41,999
Increase in restricted cash	(23,720)
Increase in interest and dividends receivable from non-affiliates	(5,684)
Increase in dividends receivable from affiliates	(162)
Increase in tax reclaims receivable	(48)
Decrease in variation margin receivable	821
Decrease in unrealized appreciation on forward foreign currency exchange contracts	37,408
Increase in due from Custodian	32,711
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(31,367)
Increase in unrealized appreciation on swap contracts, at value	21,289
Increase in investment advisory fees payable	1,638
Increase in administration fees payable	605
Decrease in distribution fees payable	(33)
Increase in shareholder servicing fees payable	400
Increase in custodian and accounting fees payable	102
Decrease in collateral management fee payable	(29)
Decrease in Trustees’ and Chief Compliance Officer’s fees payable	(1)
Increase in other accrued expenses payable	437

Net cash provided (used) by operating activities	2,430,421

Cash flows provided (used) by financing activities:
Due to Custodian	(4,868)
Proceeds from shares issued	2,240,888
Payment for shares redeemed	(4,529,956)
Cash distributions paid to shareholders (net of reinvestments of $199,712)	(128,878)

Net cash provided (used) by financing activities	(2,422,814)

Net increase in cash	7,607

Cash:
Beginning of period (including foreign currency of $2,044)	2,044

End of period (including foreign currency of $2,116)	$9,651

Supplemental disclosure of cash flow information:

For the six months ended August 31, 2015, the Fund paid $2 in interest expenses to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	151

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Unconstrained Debt Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(33,403)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(2,046,197)
Proceeds from disposition of investment securities	2,205,218
Purchases of short-term investments — affiliates, net	(595,683)
Change in unrealized (appreciation)/depreciation on investments	51,407
Net realized (gain)/loss on investments	18,489
Net amortization (accretion) of income	11,191
Decrease in deposits at broker for futures contracts	5,136
Increase in tax reclaims receivable	(108)
Decrease in interest and dividends receivable from non-affiliates	1,178
Increase in dividends receivable from affiliates	(18)
Increase in variation margin receivable	(2,645)
Decrease in unrealized appreciation on forward foreign currency exchange contracts	21,660
Increase in outstanding swap contracts, at value	(70)
Increase in unrealized depreciation on forward foreign currency exchange contracts	3,127
Decrease in variation margin payable	(1,292)
Increase in investment advisory fees payable	209
Increase in administration fees payable	88
Increase in distribution fees payable	49
Increase in custodian and accounting fees payable	30
Increase in Trustees’ and Chief Compliance Officer’s fees payable	— (a)
Decrease in collateral management fee payable	(8)
Increase in transfer agent fees payable	6
Increase in sub-transfer agent fees payable	13
Decrease in other accrued expenses payable	(42)

Net cash provided (used) by operating activities	(361,665)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	855,585
Payment for shares redeemed	(435,909)
Cash distributions paid to shareholders (net of reinvestments of $13,054)	(59,878)

Net cash provided (used) by financing activities	359,798

Net decrease in cash	(1,867)

Cash:
Beginning of period (including foreign currency of $3,439)	3,919

End of period (including foreign currency of $972)	$2,052

(a)	Amount rounds to less than $1,000.

Supplemental disclosure of cash flow information:

For the six months ended August 31, 2015, the Fund paid $3 in interest expenses to affiliates.

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Corporate Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.19	$0.14	(f)	$(0.47)		$(0.33)	$(0.16)	$—	$(0.16)
Year Ended February 28, 2015	9.83	0.29	(f)	0.38		0.67	(0.29)	(0.02)	(0.31)
March 1, 2013 (g) through February 28, 2014	10.00	0.26	(f)(h)	(0.22	)(i)	0.04	(0.21)	—	(0.21)

Class C
Six Months Ended August 31, 2015 (Unaudited)	10.19	0.12	(f)	(0.47)		(0.35)	(0.14)	—	(0.14)
Year Ended February 28, 2015	9.84	0.24	(f)	0.38		0.62	(0.25)	(0.02)	(0.27)
March 1, 2013 (g) through February 28, 2014	10.00	0.19	(f)(h)	(0.19	)(i)	— (k)	(0.16)	—	(0.16)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	10.21	0.16	(f)	(0.47)		(0.31)	(0.18)	—	(0.18)
Year Ended February 28, 2015	9.84	0.32	(f)	0.39		0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.28	(f)(h)	(0.20	)(i)	0.08	(0.24)	—	(0.24)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.21	0.15	(f)	(0.46)		(0.31)	(0.18)	—	(0.18)
Year Ended February 28, 2015	9.84	0.31	(f)	0.40		0.71	(0.32)	(0.02)	(0.34)
March 1, 2013 (g) through February 28, 2014	10.00	0.25	(f)(h)	(0.18	)(i)	0.07	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(i)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(k)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.70	(3.25)%	$115,098	0.74%		2.84%		1.08%		41%
10.19	6.94	105,079	0.74		2.88		1.05		74
9.83	0.43	66,183	0.74	(j)	2.73	(h)(j)	0.96	(j)	77

9.70	(3.51)	90	1.25		2.31		1.77		41
10.19	6.36	108	1.24		2.36		1.46		74
9.84	0.02	60	1.24	(j)	1.95	(h)(j)	1.54	(j)	77

9.72	(3.06)	1,651,146	0.39		3.19		0.41		41
10.21	7.38	1,441,786	0.39		3.21		0.44		74
9.84	0.82	564,881	0.39	(j)	2.91	(h)(j)	0.46	(j)	77

9.72	(3.10)	19,406	0.49		3.09		0.72		41
10.21	7.29	18,563	0.49		3.14		0.73		74
9.84	0.72	14,113	0.49	(j)	2.65	(h)(j)	0.79	(j)	77

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	155

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Emerging Markets Corporate Debt Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.19	$0.18	(f)	$(0.35)	$(0.17)	$(0.15)	$—	$(0.15)
Year Ended February 28, 2015	10.32	0.44		(0.02)	0.42	(0.43)	(0.12)	(0.55)
September 4, 2013 (g) through February 28, 2014	10.00	0.20		0.33	0.53	(0.18)	(0.03)	(0.21)

Class C
Six Months Ended August 31, 2015 (Unaudited)	10.20	0.14	(f)	(0.35)	(0.21)	(0.12)	—	(0.12)
Year Ended February 28, 2015	10.32	0.38		— (i)	0.38	(0.38)	(0.12)	(0.50)
September 4, 2013 (g) through February 28, 2014	10.00	0.17		0.34	0.51	(0.16)	(0.03)	(0.19)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	10.20	0.21	(f)	(0.37)	(0.16)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.32	0.49		— (i)	0.49	(0.49)	(0.12)	(0.61)
September 4, 2013 (g) through February 28, 2014	10.00	0.22		0.34	0.56	(0.21)	(0.03)	(0.24)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.20	0.16	(f)	(0.32)	(0.16)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.32	0.46		— (i)	0.46	(0.46)	(0.12)	(0.58)
September 4, 2013 (g) through February 28, 2014	10.00	0.21		0.33	0.54	(0.19)	(0.03)	(0.22)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended February 28, 2014.
(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.87	(1.73)%	$46	1.21%		3.44%		2.08%		29%
10.19	4.14	55	1.25		4.17		2.45		81
10.32	5.39	53	1.25	(h)	3.98	(h)	2.85	(h)	46

9.87	(2.09)	20	1.71		2.81		2.75		29
10.20	3.73	55	1.75		3.68		2.96		81
10.32	5.13	52	1.75	(h)	3.48	(h)	3.35	(h)	46

9.87	(1.56)	211,625	0.69		4.00		0.92		29
10.20	4.76	55	0.75		4.68		1.96		81
10.32	5.61	53	0.75	(h)	4.48	(h)	2.36	(h)	46

9.90	(1.60)	318	1.00		3.08		1.60		29
10.20	4.49	22,175	1.00		4.43		2.21		81
10.32	5.50	20,938	1.00	(h)	4.23	(h)	2.61	(h)	46

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	157

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Debt Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$8.17	$0.18	(f)	$(0.34)	$(0.16)	$(0.21)	$—
Year Ended February 28, 2015	8.22	0.38	(f)(g)	(0.14)	0.24	(0.29)	—
Year Ended February 28, 2014	9.02	0.39	(f)	(0.78)	(0.39)	(0.41)	—
Year Ended February 28, 2013	8.47	0.41	(f)	0.60	1.01	(0.46)	—
Year Ended February 29, 2012	7.94	0.45	(f)	0.54	0.99	(0.46)	—	(h)
Year Ended February 28, 2011	7.54	0.42	(f)	0.41	0.83	(0.43)	—	(h)

Class C
Six Months Ended August 31, 2015 (Unaudited)	8.15	0.16	(f)	(0.35)	(0.19)	(0.19)	—
Year Ended February 28, 2015	8.20	0.34	(f)(g)	(0.14)	0.20	(0.25)	—
Year Ended February 28, 2014	9.00	0.35	(f)	(0.78)	(0.43)	(0.37)	—
Year Ended February 28, 2013	8.46	0.37	(f)	0.60	0.97	(0.43)	—
Year Ended February 29, 2012	7.93	0.41	(f)	0.55	0.96	(0.43)	—	(h)
Year Ended February 28, 2011	7.54	0.38	(f)	0.40	0.78	(0.39)	—	(h)

Class R5
Six Months Ended August 31, 2015 (Unaudited)	8.25	0.20	(f)	(0.35)	(0.15)	(0.23)	—
Year Ended February 28, 2015	8.28	0.43	(f)(g)	(0.14)	0.29	(0.32)	—
Year Ended February 28, 2014	9.04	0.42	(f)	(0.78)	(0.36)	(0.40)	—
Year Ended February 28, 2013	8.49	0.45	(f)	0.60	1.05	(0.50)	—
Year Ended February 29, 2012	7.95	0.48	(f)	0.56	1.04	(0.50)	—	(h)
Year Ended February 28, 2011	7.55	0.46	(f)	0.40	0.86	(0.46)	—	(h)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	8.20	0.21	(f)	(0.35)	(0.14)	(0.23)	—
Year Ended February 28, 2015	8.24	0.42	(f)(g)	(0.13)	0.29	(0.33)	—
Year Ended February 28, 2014	9.04	0.43	(f)	(0.78)	(0.35)	(0.45)	—
July 2, 2012 (j) through February 28, 2013	8.45	0.30	(f)	0.59	0.89	(0.30)	—

Select Class
Six Months Ended August 31, 2015 (Unaudited)	8.18	0.19	(f)	(0.34)	(0.15)	(0.22)	—
Year Ended February 28, 2015	8.23	0.40	(f)(g)	(0.14)	0.26	(0.31)	—
Year Ended February 28, 2014	9.03	0.41	(f)	(0.78)	(0.37)	(0.43)	—
Year Ended February 28, 2013	8.48	0.43	(f)	0.61	1.04	(0.49)	—
Year Ended February 29, 2012	7.94	0.47	(f)	0.55	1.02	(0.48)	—	(h)
Year Ended February 28, 2011	7.54	0.44	(f)	0.41	0.85	(0.45)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Includes interest expense of 0.01%.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$7.80	(2.00)%	$91,212	1.20%		4.56%		1.64%	58%
8.17	2.90	92,832	1.22		4.50	(g)	1.45	164
8.22	(4.36)	59,212	1.25		4.64		1.39	120
9.02	12.29	71,430	1.25		4.67		1.38	152
8.47	12.95	60,961	1.25		5.49		1.40	124
7.94	11.15	71,749	1.26		5.26		1.45	126

7.77	(2.22)	9,943	1.70		4.04		1.98	58
8.15	2.42	11,873	1.73		4.09	(g)	1.90	164
8.20	(4.83)	12,319	1.74		4.10		1.88	120
9.00	11.70	22,183	1.75		4.16		1.88	152
8.46	12.50	13,037	1.75		4.99		1.90	124
7.93	10.48	8,590	1.77		4.77		1.95	126

7.87	(1.87)	578	0.74		5.00		0.93	58
8.25	3.53	638	0.77		5.15	(g)	1.04	164
8.28	(3.96)	213	0.79		4.89		0.93	120
9.04	12.73	58,797	0.81	(i)	5.25		0.94	152
8.49	13.50	317,075	0.79		5.95		0.95	124
7.95	11.63	181,721	0.82		5.74		1.00	126

7.83	(1.73)	994,592	0.69		5.07		0.84	58
8.20	3.48	621,271	0.72		4.96	(g)	0.84	164
8.24	(3.90)	244,485	0.74		5.14		0.89	120
9.04	10.65	275,138	0.74		5.02		0.88	152

7.81	(1.86)	182,578	0.94		4.79		1.13	58
8.18	3.14	180,886	0.97		4.80	(g)	1.12	164
8.23	(4.13)	127,240	0.99		4.89		1.14	120
9.03	12.56	215,350	1.00		4.93		1.13	152
8.48	13.32	229,270	1.00		5.73		1.15	124
7.94	11.42	204,624	1.04		5.56		1.21	126

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	159

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Real Return Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$9.92	$0.12	(f)	$(0.36)	$(0.24)	$—	$—	$—
Year Ended February 28, 2015	9.87	0.08	(f)(g)	0.09	0.17	(0.10)	(0.02)	(0.12)
Year Ended February 28, 2014	10.68	0.17	(f)	(0.86)	(0.69)	(0.08)	(0.04)	(0.12)
Year Ended February 28, 2013	10.63	0.13	(f)	0.25	0.38	(0.13)	(0.20)	(0.33)
Year Ended February 29, 2012	9.66	0.26	(f)	1.06	1.32	(0.35)	—	(0.35)
Year Ended February 28, 2011	9.29	0.21		0.37	0.58	(0.21)	—	(0.21)

Class C
Six Months Ended August 31, 2015 (Unaudited)	9.73	0.09	(f)	(0.36)	(0.27)	—	—	—
Year Ended February 28, 2015	9.68	0.01	(f)(g)	0.10	0.11	(0.04)	(0.02)	(0.06)
Year Ended February 28, 2014	10.51	0.12	(f)	(0.86)	(0.74)	(0.05)	(0.04)	(0.09)
Year Ended February 28, 2013	10.51	0.06	(f)	0.25	0.31	(0.11)	(0.20)	(0.31)
Year Ended February 29, 2012	9.59	0.20	(f)	1.03	1.23	(0.31)	—	(0.31)
Year Ended February 28, 2011	9.22	0.15		0.38	0.53	(0.16)	—	(0.16)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	10.05	0.14	(f)	(0.38)	(0.24)	—	—	—
Year Ended February 28, 2015	9.99	(0.06	)(f)(g)	0.27	0.21	(0.13)	(0.02)	(0.15)
Year Ended February 28, 2014	10.80	0.15	(f)	(0.82)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.72	0.12	(f)	0.30	0.42	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.74	0.28	(f)	1.06	1.34	(0.36)	—	(0.36)
Year Ended February 28, 2011	9.35	0.22		0.41	0.63	(0.24)	—	(0.24)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.01	0.13	(f)	(0.36)	(0.23)	—	—	—
Year Ended February 28, 2015	9.95	0.03	(f)(g)	0.16	0.19	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2014	10.76	0.21	(f)	(0.88)	(0.67)	(0.10)	(0.04)	(0.14)
Year Ended February 28, 2013	10.70	0.11	(f)	0.29	0.40	(0.14)	(0.20)	(0.34)
Year Ended February 29, 2012	9.71	0.40	(f)	0.93	1.33	(0.34)	—	(0.34)
Year Ended February 28, 2011	9.33	0.26		0.35	0.61	(0.23)	—	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.68	(2.42)%	$8,927	0.75%	2.44%		1.08%	47%
9.92	1.72	11,251	0.74	0.81	(g)	1.18	53
9.87	(6.43)	15,774	0.75	1.63		1.13	60
10.68	3.65	40,628	0.75	1.22		1.10	42
10.63	13.96	42,914	0.75	2.51		1.13	86
9.66	6.34	29,341	0.75	2.18		1.05	48

9.46	(2.77)	7,971	1.40	1.79		1.58	47
9.73	1.16	9,564	1.39	0.13	(g)	1.68	53
9.68	(7.07)	13,166	1.40	1.16		1.62	60
10.51	3.01	45,401	1.40	0.60		1.60	42
10.51	13.10	51,438	1.40	2.00		1.63	86
9.59	5.76	40,874	1.40	1.52		1.54	48

9.81	(2.39)	4,168	0.50	2.90		0.63	47
10.05	2.06	157,804	0.49	(0.61	)(g)	0.74	53
9.99	(6.20)	59,686	0.50	1.52		0.74	60
10.80	3.98	89,677	0.50	1.14		0.70	42
10.72	14.11	57,378	0.50	2.68		0.73	86
9.74	6.75	26,591	0.50	2.49		0.65	48

9.78	(2.30)	974	0.60	2.65		0.87	47
10.01	1.96	1,546	0.59	0.34	(g)	0.92	53
9.95	(6.28)	1,323	0.60	2.05		0.87	60
10.76	3.78	8,924	0.60	1.02		0.85	42
10.70	14.04	5,148	0.60	3.97		0.87	86
9.71	6.57	38,118	0.60	2.62		0.80	48

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	161

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Income Opportunities Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$11.76	$0.16	$(0.28)	$(0.12)	$(0.18)	$—	$(0.18)
Year Ended February 28, 2015	11.91	0.19	(0.18)	0.01	(0.16)	—	(0.16)
Year Ended February 28, 2014	11.88	0.25	0.02	0.27	(0.24)	—	(0.24)
Year Ended February 28, 2013	11.53	0.38	0.35	0.73	(0.38)	— (f)	(0.38)
Year Ended February 29, 2012	11.99	0.30	(0.29)	0.01	(0.30)	(0.17)	(0.47)
Year Ended February 28, 2011	11.56	0.33	0.43	0.76	(0.32)	(0.01)	(0.33)

Class C
Six Months Ended August 31, 2015 (Unaudited)	11.73	0.13	(0.28)	(0.15)	(0.15)	—	(0.15)
Year Ended February 28, 2015	11.89	0.11	(0.16)	(0.05)	(0.11)	—	(0.11)
Year Ended February 28, 2014	11.86	0.20	0.02	0.22	(0.19)	—	(0.19)
Year Ended February 28, 2013	11.52	0.33	0.34	0.67	(0.33)	— (f)	(0.33)
Year Ended February 29, 2012	11.98	0.24	(0.29)	(0.05)	(0.24)	(0.17)	(0.41)
Year Ended February 28, 2011	11.55	0.27	0.44	0.71	(0.27)	(0.01)	(0.28)

Class R5
Six Months Ended August 31, 2015 (Unaudited)	11.80	0.19	(0.29)	(0.10)	(0.20)	—	(0.20)
Year Ended February 28, 2015	11.95	0.22	(0.15)	0.07	(0.22)	—	(0.22)
Year Ended February 28, 2014	11.91	0.31	0.02	0.33	(0.29)	—	(0.29)
Year Ended February 28, 2013	11.56	0.44	0.34	0.78	(0.43)	— (f)	(0.43)
Year Ended February 29, 2012	12.02	0.33	(0.27)	0.06	(0.35)	(0.17)	(0.52)
Year Ended February 28, 2011	11.59	0.36	0.45	0.81	(0.37)	(0.01)	(0.38)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	11.78	0.18	(0.28)	(0.10)	(0.19)	—	(0.19)
Year Ended February 28, 2015	11.94	0.21	(0.18)	0.03	(0.19)	—	(0.19)
Year Ended February 28, 2014	11.90	0.28	0.03	0.31	(0.27)	—	(0.27)
Year Ended February 28, 2013	11.56	0.41	0.34	0.75	(0.41)	— (f)	(0.41)
Year Ended February 29, 2012	12.01	0.33	(0.28)	0.05	(0.33)	(0.17)	(0.50)
Year Ended February 28, 2011	11.58	0.35	0.44	0.79	(0.35)	(0.01)	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.46	(1.05)%	$2,317,580	0.92%	2.74%	1.17%	31%
11.76	0.08	2,651,180	0.88	1.43	1.14	255
11.91	2.32	5,004,804	0.90	2.16	1.10	216
11.88	6.47	2,486,635	0.91	3.31	1.08	325
11.53	0.13	2,209,265	0.88	2.53	1.09	206
11.99	6.70	2,421,215	0.88	2.83	1.08	97

11.43	(1.29)	1,509,057	1.42	2.24	1.62	31
11.73	(0.42)	1,709,941	1.38	0.96	1.60	255
11.89	1.85	1,877,626	1.40	1.68	1.60	216
11.86	5.91	1,260,822	1.41	2.81	1.58	325
11.52	(0.36)	1,169,989	1.38	2.04	1.59	206
11.98	6.20	1,141,148	1.38	2.34	1.58	97

11.50	(0.84)	568,302	0.46	3.20	0.61	31
11.80	0.56	589,578	0.43	1.92	0.63	255
11.95	2.83	448,053	0.45	2.64	0.65	216
11.91	6.93	279,825	0.46	3.76	0.64	325
11.56	0.56	124,274	0.42	3.13	0.65	206
12.02	7.14	593	0.43	3.31	0.63	97

11.49	(0.85)	15,050,212	0.67	2.99	0.83	31
11.78	0.28	17,104,614	0.63	1.70	0.84	255
11.94	2.64	18,302,851	0.65	2.42	0.85	216
11.90	6.64	10,705,950	0.66	3.56	0.83	325
11.56	0.46	9,548,399	0.63	2.79	0.84	206
12.01	6.92	9,448,260	0.63	3.08	0.83	97

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	163

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Total Return Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.14	$0.14	(h)	$(0.28)	$(0.14)	$(0.14)	$—	$(0.14)
Year Ended February 28, 2015	10.02	0.25	(h)	0.17	0.42	(0.22)	(0.08)	(0.30)
Year Ended February 28, 2014	10.35	0.34		(0.18)	0.16	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.09	0.34		0.35	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.40	0.36	(f)	0.34	0.70	(0.36)	(0.65)	(1.01)
Year Ended February 28, 2011	10.37	0.41	(f)	0.55	0.96	(0.45)	(0.48)	(0.93)

Class C
Six Months Ended August 31, 2015 (Unaudited)	10.11	0.10	(h)	(0.28)	(0.18)	(0.10)	—	(0.10)
Year Ended February 28, 2015	9.99	0.19	(h)	0.17	0.36	(0.16)	(0.08)	(0.24)
Year Ended February 28, 2014	10.33	0.27		(0.19)	0.08	(0.27)	(0.15)	(0.42)
Year Ended February 28, 2013	10.08	0.27		0.35	0.62	(0.28)	(0.09)	(0.37)
Year Ended February 29, 2012	10.39	0.29	(f)	0.35	0.64	(0.30)	(0.65)	(0.95)
Year Ended February 28, 2011	10.36	0.36	(f)	0.53	0.89	(0.38)	(0.48)	(0.86)

Class R2
Six Months Ended August 31, 2015 (Unaudited)	10.14	0.11	(h)	(0.28)	(0.17)	(0.11)	—	(0.11)
March 18, 2014 (g) through February 28, 2015	10.01	0.18	(h)	0.21	0.39	(0.18)	(0.08)	(0.26)

Class R5
Six Months Ended August 31, 2015 (Unaudited)	10.16	0.15	(h)	(0.28)	(0.13)	(0.15)	—	(0.15)
Year Ended February 28, 2015	10.03	0.26	(h)	0.19	0.45	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2014	10.36	0.35		(0.18)	0.17	(0.35)	(0.15)	(0.50)
Year Ended February 28, 2013	10.10	0.36		0.35	0.71	(0.36)	(0.09)	(0.45)
Year Ended February 29, 2012	10.40	0.38	(f)	0.35	0.73	(0.38)	(0.65)	(1.03)
Year Ended February 28, 2011	10.37	0.47	(f)	0.51	0.98	(0.47)	(0.48)	(0.95)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	10.16	0.15	(h)	(0.29)	(0.14)	(0.15)	—	(0.15)
March 18, 2014 (g) through February 28, 2015	10.01	0.24	(h)	0.23	0.47	(0.24)	(0.08)	(0.32)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.16	0.13	(h)	(0.27)	(0.14)	(0.14)	—	(0.14)
Year Ended February 28, 2015	10.03	0.24	(h)	0.20	0.44	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2014	10.37	0.36		(0.21)	0.15	(0.34)	(0.15)	(0.49)
Year Ended February 28, 2013	10.11	0.35		0.34	0.69	(0.34)	(0.09)	(0.43)
Year Ended February 29, 2012	10.41	0.37	(f)	0.35	0.72	(0.37)	(0.65)	(1.02)
Year Ended February 28, 2011	10.38	0.46	(f)	0.50	0.96	(0.45)	(0.48)	(0.93)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of offering of class of shares.
(h)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.86	(1.41)%	$162,442	0.61%	2.72	%(h)	1.03%	234%
10.14	4.26	180,588	0.64	2.27	(h)	1.09	394
10.02	1.64	35,968	0.72	3.31		1.09	406
10.35	6.90	22,423	0.69	3.16		1.01	432
10.09	6.99	5,119	0.70	3.46		1.14	418
10.40	9.44	1,607	0.72	3.84		1.03	455

9.83	(1.75)	43,135	1.26	2.07	(h)	1.55	234
10.11	3.63	39,361	1.29	1.61	(h)	1.60	394
9.99	0.90	10,199	1.37	2.60		1.58	406
10.33	6.19	12,535	1.34	2.53		1.52	432
10.08	6.33	4,234	1.35	2.82		1.64	418
10.39	8.78	1,927	1.34	3.37		1.50	455

9.86	(1.69)	1,775	1.11	2.22	(h)	1.32	234
10.14	3.96	1,799	1.10	1.64	(h)	1.26	394

9.88	(1.32)	8,747	0.41	2.92	(h)	0.61	234
10.16	4.53	8,543	0.44	2.46	(h)	0.65	394
10.03	1.83	1,834	0.52	3.56		0.64	406
10.36	7.08	758	0.46	3.32		0.54	432
10.10	7.28	69	0.50	3.66		0.67	418
10.40	9.62	65	0.50	4.42		0.55	455

9.87	(1.38)	49,872	0.36	2.97	(h)	0.47	234
10.16	4.80	50,968	0.39	2.49	(h)	0.54	394

9.88	(1.35)	250,538	0.51	2.82	(h)	0.75	234
10.16	4.43	208,400	0.56	2.44	(h)	0.81	394
10.03	1.61	146,774	0.62	3.34		0.83	406
10.37	6.96	219,343	0.60	3.37		0.79	432
10.11	7.19	241,928	0.60	3.57		0.86	418
10.41	9.49	301,369	0.60	4.33		0.75	455

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	165

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Unconstrained Debt Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.16	$0.13	(f)	$(0.27)	$(0.14)	$(0.26)
Year Ended February 28, 2015	10.36	0.27	(f)(g)	(0.08)	0.19	(0.39)
Year Ended February 28, 2014	10.22	0.36	(f)	0.02 (h)	0.38	(0.24)
Year Ended February 28, 2013	10.19	0.32	(f)	0.03 (h)	0.35	(0.32)
Year Ended February 29, 2012	10.06	0.41	(f)	— (i)	0.41	(0.28)
December 1, 2010 (j) through February 28, 2011	10.00	0.07	(f)	0.03	0.10	(0.04)

Class C
Six Months Ended August 31, 2015 (Unaudited)	10.11	0.10	(f)	(0.27)	(0.17)	(0.23)
Year Ended February 28, 2015	10.33	0.22	(f)(g)	(0.09)	0.13	(0.35)
Year Ended February 28, 2014	10.20	0.30	(f)	0.03 (h)	0.33	(0.20)
Year Ended February 28, 2013	10.18	0.27	(f)	0.04 (h)	0.31	(0.29)
Year Ended February 29, 2012	10.06	0.31	(f)	0.05	0.36	(0.24)
December 1, 2010 (j) through February 28, 2011	10.00	0.06	(f)	0.03	0.09	(0.03)

Class R2
Six Months Ended August 31, 2015 (Unaudited)	10.15	0.12	(f)	(0.28)	(0.16)	(0.24)
Year Ended February 28, 2015	10.36	0.25	(f)(g)	(0.09)	0.16	(0.37)
Year Ended February 28, 2014	10.22	0.32	(f)	0.04 (h)	0.36	(0.22)
Year Ended February 28, 2013	10.19	0.30	(f)	0.03 (h)	0.33	(0.30)
Year Ended February 29, 2012	10.06	0.32	(f)	0.07	0.39	(0.26)
December 1, 2010 (j) through February 28, 2011	10.00	0.06	(f)	0.04	0.10	(0.04)

Class R5
Six Months Ended August 31, 2015 (Unaudited)	10.19	0.15	(f)	(0.27)	(0.12)	(0.28)
Year Ended February 28, 2015	10.38	0.32	(f)(g)	(0.08)	0.24	(0.43)
Year Ended February 28, 2014	10.23	0.47	(f)	(0.04)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03	0.41	(0.37)
Year Ended February 29, 2012	10.06	0.39	(f)	0.06	0.45	(0.32)
December 1, 2010 (j) through February 28, 2011	10.00	0.08	(f)	0.03	0.11	(0.05)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	10.18	0.16	(f)	(0.28)	(0.12)	(0.28)
Year Ended February 28, 2015	10.38	0.32	(f)(g)	(0.09)	0.23	(0.43)
Year Ended February 28, 2014	10.23	0.39	(f)	0.04 (g)	0.43	(0.28)
Year Ended February 28, 2013	10.19	0.38	(f)	0.03	0.41	(0.37)
November 1, 2011 (j) through February 29, 2012	9.99	0.16	(f)	0.22	0.38	(0.18)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of operations.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.76	(1.42)%	$133,165	0.98%	2.61%		1.12%	77%
10.16	1.88	149,587	0.97	2.68	(g)	1.09	179
10.36	3.81	101,255	0.97	3.54		1.09	106
10.22	3.56	2,620	0.96	3.18		1.08	269
10.19	4.13	1,315	0.97	4.03		1.16	185
10.06	1.02	50	1.00	2.81		2.61	33

9.71	(1.69)	5,397	1.48	2.11		1.64	77
10.11	1.34	4,941	1.47	2.17	(g)	1.61	179
10.33	3.26	1,332	1.47	2.92		1.58	106
10.20	3.07	677	1.46	2.70		1.58	269
10.18	3.63	288	1.46	3.12		1.67	185
10.06	0.90	53	1.50	2.31		3.00	33

9.75	(1.59)	22	1.23	2.43		1.62	77
10.15	1.59	59	1.22	2.41	(g)	1.32	179
10.36	3.55	56	1.22	3.13		1.33	106
10.22	3.34	54	1.21	3.00		1.33	269
10.19	3.90	53	1.22	3.23		1.50	185
10.06	0.96	50	1.25	2.56		2.82	33

9.79	(1.22)	2,611	0.53	3.06		0.62	77
10.19	2.34	2,604	0.52	3.12	(g)	0.62	179
10.38	4.29	4,065	0.50	4.54		0.67	106
10.23	4.09	55	0.51	3.70		0.63	269
10.19	4.56	53	0.52	3.93		0.80	185
10.06	1.13	51	0.55	3.25		2.33	33

9.78	(1.18)	345,068	0.48	3.10		0.57	77
10.18	2.28	314,560	0.47	3.15	(g)	0.57	179
10.38	4.31	62,084	0.47	3.86		0.58	106
10.23	4.14	88,369	0.46	3.76		0.58	269
10.19	3.87	69,505	0.45	4.86		0.64	185

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	167

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Unconstrained Debt Fund (continued)
Select Class
Six Months Ended August 31, 2015 (Unaudited)	$10.18	$0.14	(f)	$(0.27)	$(0.13)	$(0.27)
Year Ended February 28, 2015	10.37	0.30	(f)(g)	(0.08)	0.22	(0.41)
Year Ended February 28, 2014	10.23	0.37	(f)	0.03 (h)	0.40	(0.26)
Year Ended February 28, 2013	10.19	0.35	(f)	0.04	0.39	(0.35)
Year Ended February 29, 2012	10.06	0.38	(f)	0.05	0.43	(0.30)
December 1, 2010 (j) through February 28, 2011	10.00	0.07	(f)	0.04	0.11	(0.05)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of operations.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.78	(1.30)%	$2,461,900	0.73%	2.86%		0.82%	77%
10.18	2.17	2,170,937	0.72	2.90	(g)	0.82	179
10.37	3.99	1,589,943	0.72	3.63		0.83	106
10.23	3.91	1,382,250	0.71	3.47		0.83	269
10.19	4.37	636,794	0.71	3.85		0.89	185
10.06	1.09	89,727	0.75	2.83		2.44	33

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	169

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 7 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Corporate Bond Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Corporate Debt Fund	Class A, Class C, Class R6 and Select Class	Diversified
Emerging Markets Debt Fund	Class A, Class C, Class R5, Class R6 and Select Class	Non-Diversified
Real Return Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Strategic Income Opportunities Fund	Class A, Class C, Class R5 and Select Class	Diversified
Total Return Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified
Unconstrained Debt Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

At their meeting on August 18-19, 2015, the Board of Trustees (the “Board”) of the Fund approved the liquidation of Real Return Fund, which will occur on September 28, 2015. Effective August 25, 2015, the Fund no longer accepted purchase orders from new investors.

The investment objective of Corporate Bond Fund and Emerging Markets Corporate Debt Fund is to seek to provide total return.

Emerging Markets Debt Fund’s goal is to provide high total return from a portfolio of fixed income securities of emerging markets issuers.

The investment objective of Real Return Fund is to seek to maximize inflation protected return.

The investment objective of Strategic Income Opportunities Fund and Total Return Fund is to seek to provide high total return.

The investment objective of Unconstrained Debt Fund is to seek to provide long-term total return.

Class R2 and Class R6 Shares commenced operations on March 18, 2014 for Total Return Fund.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Strategic Income Opportunities Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is comprised of the Treasury yield curve point plus the corresponding matrix yield spread. As of August 31, 2015, the total market value of matrix-priced securities represents 4.2% of the Fund’s net assets.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund at August 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Corporate Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$86,044	$1,664,879	$—	$1,750,923

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$123	$—	$123
Futures Contracts	2,599	—	—	2,599

Total Appreciation in Other Financial Instruments	$2,599	$123	$—	$2,722

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(748)	$—	$(748)
Futures Contracts	(2,946)	—	—	(2,946)

Total Depreciation in Other Financial Instruments	$(2,946)	$(748)	$—	$(3,694)

Emerging Markets Corporate Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,576	$194,441	$—	$209,017

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17	$—	$17

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	171

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Emerging Markets Corporate Debt Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$31	$—	$—	$31

Total Appreciation in Other Financial Instruments	$31	$17	$—	$48

Depreciation in Other Financial Instruments
Futures Contracts	$(136)	$—	$—	$(136)

Emerging Markets Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$57,242	$1,162,991	$—		$1,220,233

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8,589	$—		$8,589
Futures Contracts	124	—	—		124

Total Appreciation in Other Financial Instruments	$124	$8,589	$—		$8,713

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,850)	$—		$(6,850)
Futures Contracts	(339)	—	—		(339)

Total Depreciation in Other Financial Instruments	$(339)	$(6,850)	$—		$(7,189)

Real Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$3,590	$27,870	$—		$31,460

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7	$—		$7

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(128)	$—		$(128)

Strategic Income Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$325	$—	$675		$1,000
Energy	8	—	—		8
Financials	—	—	1,554		1,554
Materials	17	—	4,112		4,129
Telecommunication Services	6,846	—	—		6,846
Utilities	2,833	—	—		2,833

Total Common Stocks	10,029	—	6,341		16,370

Preferred Stocks
Energy	12,909	67	—		12,976
Financials	11,984	23,881	—		35,865
Industrials	5,270	—	—		5,270
Materials	—	—	—	(b)	— (b)

Total Preferred Stocks	30,163	23,948	—	(b)	54,111

Debt Securities
Asset-Backed Securities	—	27,255	755,871		783,126

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Collateralized Mortgage Obligations
Agency CMO	$—	$363,727	$—		$363,727
Non-Agency CMO	—	676,650	98,678		775,328

Total Collateralized Mortgage Obligations	—	1,040,377	98,678		1,139,055

Commercial Mortgage-Backed Securities	—	11,080	194,226		205,306
Convertible Bonds
Consumer Discretionary	—	5,909	—	(c)	5,909
Energy	—	2,107	—		2,107
Telecommunication Services	—	6,536	—		6,536
Utilities	—	—	2,945		2,945

Total Convertible Bonds	—	14,552	2,945		17,497

Corporate Bonds
Consumer Discretionary	—	1,545,149	5,903		1,551,052
Consumer Staples	—	298,058	—		298,058
Energy	—	776,493	—		776,493
Financials	—	561,686	—	(c)	561,686
Health Care	—	660,442	—		660,442
Industrials	—	737,272	3,231		740,503
Information Technology	—	644,672	—		644,672
Materials	—	553,505	12,674		566,179
Telecommunication Services	—	895,061	—		895,061
Utilities	—	123,660	—		123,660

Total Corporate Bonds	—	6,795,998	21,808		6,817,806

Insurance-Linked Securities	—	387,977	15,014		402,991
Mortgage Pass-Through Security	—	36,766	—		36,766
Municipal Bonds	—	36,306	—		36,306
Preferred Securities
Financials	—	87,445	—		87,445
Private Placements — Commercial Loans	—	—	275,515		275,515
Private Placements — Residential Loans	—	—	532,500		532,500
Exchange Traded Funds	45,314	—	—		45,314
Investment Companies	16,095	—	—		16,095
Loan Assignments
Consumer Discretionary	—	298,859	—	(c)	298,859
Consumer Staples	—	140,322	—		140,322
Energy	—	61,804	—		61,804
Financials	—	51,901	—		51,901
Health Care	—	166,875	—		166,875
Industrials	—	109,100	—		109,100
Information Technology	—	102,092	—		102,092
Materials	—	33,181	4,214		37,395
Telecommunication Services	—	25,704	—		25,704
Utilities	—	47,067	—		47,067

Total Loan Assignments	—	1,036,905	4,214		1,041,119

Options Purchased
Put Options Purchased	357	—	—		357

Warrants
Consumer Discretionary	—	—	—	(c)	—	(c)
Industrials	—	—	12		12

Total Warrants	—	—	12		12

Short-Term Investments
Investment Company	7,875,076	—	—		7,875,076
U.S. Treasury Obligations	—	27,683	—		27,683

Total Short-Term Investments	7,875,076	27,683	—		7,902,759

Total Investments in Securities	$7,977,034	$9,526,292	$1,907,124		$19,410,450

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	173

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Strategic Income Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Liabilities
Debt Securities
TBA Short Commitments	$—	$(19,078)	$—		$(19,078)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$20,029	$—		$20,029
Futures Contracts	3,488	—	—		3,488
Swaps	—	41,708	—		41,708

Total Appreciation in Other Financial Instruments	$3,488	$61,737	$—		$65,225

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(24,320)	$—		$(24,320)
Futures Contracts	(3,026)	—	—		(3,026)
Swaps	—	(30,794)	—		(30,794)

Total Depreciation in Other Financial Instruments	$(3,026)	$(55,114)	$—		$(58,140)

Total Return Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Materials	$—	$—	$205		$205

Debt Securities
Asset-Backed Securities	—	211	9,166		9,377
Collateralized Mortgage Obligations
Agency CMO	—	3,773	—		3,773
Non-Agency CMO	—	9,078	843		9,921

Total Collateralized Mortgage Obligations	—	12,851	843		13,694

Commercial Mortgage-Backed Securities	—	2,237	3,695		5,932
Convertible Bonds
Telecommunication Services	—	71	—		71
Corporate Bonds
Consumer Discretionary	—	48,439	—		48,439
Consumer Staples	—	18,130	—		18,130
Energy	—	23,490	—		23,490
Financials	—	81,460	—		81,460
Health Care	—	24,955	—		24,955
Industrials	—	19,742	—		19,742
Information Technology	—	23,388	—		23,388
Materials	—	13,252	1,238		14,490
Telecommunication Services	—	24,147	—		24,147
Utilities	—	11,472	—		11,472

Total Corporate Bonds	—	288,475	1,238		289,713

Insurance-Linked Securities	—	10,354	733		11,087
Mortgage Pass-Through Securities	—	144,914	—		144,914
Preferred Security
Financials	—	—	—	(c)	— (c)
Supranational	—	3,560	—		3,560
U.S. Government Agency Securities	—	18,459	—		18,459
U.S. Treasury Obligations	—	16,508	—		16,508
Investment Companies	67	—	—		67

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Total Return Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Consumer Discretionary	$—	$79	$—	$79
Consumer Staples	—	318	—	318
Energy	—	104	—	104
Industrials	—	197	—	197

Total Loan Assignments	—	698	—	698

Options Purchased
Put Options Purchased	3	—	—	3
Short-Term Investments
Investment Company	128,640	—	—	128,640
U.S. Treasury Obligations	—	1,020	—	1,020

Total Short-Term Investments	128,640	1,020	—	129,660

Total Investments in Securities	$128,710	$499,358	$15,880	$643,948

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$193	$—	$193
Futures Contracts	456	—	—	456
Swaps	—	301	—	301

Total Appreciation in Other Financial Instruments	$456	$494	$—	$950

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(253)	$—	$(253)
Futures Contracts	(42)	—	—	(42)
Swaps	—	(2,854)	—	(2,854)

Total Depreciation in Other Financial Instruments	$(42)	$(3,107)	$—	$(3,149)

Unconstrained Debt Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Telecommunication Services	$233	$—	$—	$233
Preferred Stocks
Financials	375	345	—	720
Debt Securities
Asset-Backed Securities	—	129,424	211,022	340,446
Collateralized Mortgage Obligations
Agency CMO	—	67,897	—	67,897
Non-Agency CMO	—	95,014	7,677	102,691

Total Collateralized Mortgage Obligations	—	162,911	7,677	170,588

Commercial Mortgage-Backed Securities	—	209,197	69,114	278,311
Convertible Bonds
Consumer Discretionary	—	24,027	—	24,027
Energy	—	6,378	—	6,378
Financials	—	4,782	—	4,782
Health Care	—	9,970	—	9,970
Industrials	—	10,701	—	10,701
Information Technology	—	35,060	—	35,060

Total Convertible Bonds	—	90,918	—	90,918

Corporate Bonds
Consumer Discretionary	—	158,415	119	158,534
Consumer Staples	—	30,607	—	30,607

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	175

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Unconstrained Debt Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Energy	$—	$35,205	$—	$35,205
Financials	—	219,379	—	219,379
Health Care	—	65,670	—	65,670
Industrials	—	67,119	—	67,119
Information Technology	—	51,512	—	51,512
Materials	—	66,166	—	66,166
Telecommunication Services	—	92,265	—	92,265
Utilities	—	38,625	—	38,625

Total Corporate Bonds	—	824,963	119	825,082

Foreign Government Securities	—	261,092	—	261,092
Mortgage Pass-Through Securities	—	170,358	—	170,358
Municipal Bonds	—	28,966	—	28,966
Preferred Securities
Financials	—	120,425	—	120,425
Telecommunication Services	—	14,163	—	14,163

Total Preferred Securities	—	134,588	—	134,588

Loan Assignments
Consumer Discretionary	—	7,937	—	7,937
Consumer Staples	—	5,479	—	5,479
Energy	—	1,865	—	1,865
Financials	—	1,401	—	1,401
Health Care	—	3,081	—	3,081
Industrials	—	3,117	—	3,117
Information Technology	—	4,925	—	4,925
Materials	—	1,153	294	1,447
Telecommunication Services	—	1,528	—	1,528
Utilities	—	1,128	—	1,128

Total Loan Assignments	—	31,614	294	31,908

Short-Term Investment
Investment Company	737,923	—	—	737,923

Total Investments in Securities	$738,531	$2,044,376	$288,226	$3,071,133

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,734	$—	$2,734
Futures Contracts	3,383	—	—	3,383
Credit Default Swaps	—	44	—	44

Total Appreciation in Other Financial Instruments	$3,383	$2,778	$—	$6,161

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,824)	$—	$(6,824)
Futures Contracts	(858)	—	—	(858)
Credit Default Swaps	—	(523)	—	(523)

Total Depreciation in Other Financial Instruments	$(858)	$(7,347)	$—	$(8,205)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOIs for country or industry specifics of portfolio holdings.
(b)	Value is zero.
(c)	Amount rounds to less than $1,000.

There were no significant transfers among levels during the six months ended August 31, 2015 for Corporate Bond Fund.

There were no transfers among any levels during the six months ended August 31, 2015 for Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund and Real Return Fund.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2015 for Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Strategic Income Opportunities Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases¹		Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$680,483		$2,885	$(6,385)	$4,822	$147,116		$(61,831)	$—	$(11,219)	$755,871
Collateralized Mortgage Obligations — Non-Agency CMO	143,651		(1,657)	781	7	14,375		(55,423)	—	(3,056)	98,678
Commercial Mortgage-Backed Securities	117,954		—	(459)	114	82,328		(5,711)	—	—	194,226
Common Stocks — Consumer Discretionary	688		—	(13)	—	—		—	—	—	675
Common Stocks — Financials	1,856		—	(302)	—	—		—	—	—	1,554
Common Stocks — Industrials	128		(109)	200	—	—		(219)	—	—	—
Common Stocks — Materials	—	(a)	—	415	—	3,697		—	—	—	4,112
Convertible Bonds — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Utilities	3,734		—	(930)	—	141		—	—	—	2,945
Corporate Bonds — Consumer Discretionary	1,484		—	(207)	(76)	4		(41)	4,739	—	5,903
Corporate Bonds — Financials	—		—	—	—	—	(a)	—	—	—	—	(a)
Corporate Bonds — Industrials	35,866		—	(123)	27	—		(256)	—	(32,283)	3,231
Corporate Bonds — Materials	17,560		374	(92)	(194)	4,573		(9,547)	—	—	12,674
Corporate Bonds — Utilities	2		(91)	90	—	—		(1)	—	—	—
Insurance-Linked Securities — Catastrophe Bonds	4,184		—	(60)	—	—		—	—	—	4,124
Insurance-Linked Securities — Preferred Shares	9,952		—	365	—	573		—	—	—	10,890
Loan Assignments — Consumer Discretionary	9		—	(9)	—	—		—	—	—	—	(a)
Loan Assignments — Materials	—		—	(2)	2	4,214		—	—	—	4,214
Preferred Stocks — Materials	—	(b)	—	—	—	—		—	—	—	—	(b)
Private Placements — Commercial Loans	269,687		—	(892)	44	103,500		(96,824)	—	—	275,515
Private Placements — Residential Loans	382,500		—	—	—	215,000		(65,000)	—	—	532,500
Warrants — Consumer Discretionary	—	(b)	—	— (a)	—	—		—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	12	—	—		—	—	—	12

	$1,669,738		$1,402	$(7,611)	$4,746	$575,521		$(294,853)	$4,739	$(46,558)	$1,907,124

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	177

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Total Return Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$9,494		$168	$(394)	$34	$1,768	$(1,904)	$—	$—	$9,166
Collateralized Mortgage Obligations — Non-Agency CMO	582		—	(10)	—	289	(18)	—	—	843
Commercial Mortgage-Backed Securities	1,819		—	(5)	3	2,012	(134)	—	—	3,695
Common Stocks — Materials	—		—	20	—	185	—	—	—	205
Corporate Bonds — Materials	770		19	15	(4)	624	(186)	—	—	1,238
Insurance-Linked Securities — Preferred Shares	654		—	25	—	54	—	—	—	733
Preferred Security — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$13,319		$187	$(349)	$33	$4,932	$(2,242)	$—	$—	$15,880

Unconstrained Debt Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases¹	Sales²	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$204,350	$98	$(400)	$142		$51,004	$(32,497)	$—	$(11,675)	$211,022
Collateralized Mortgage Obligations — Non-Agency CMO	8,969	—	(105)	12		—	(1,199)	—	—	7,677
Commercial Mortgage-Backed Securities	43,955	—	(1,182)	11		34,613	—	—	(8,283)	69,114
Corporate Bonds — Consumer Discretionary	—	—	(2)	(5)		—	—	126	—	119
Corporate Bonds — Industrials	13,344	—	—	—		—	—	—	(13,344)	—
Loan Assignments — Materials	—	—	— (a)	—	(a)	294	—	—	—	294

	$270,618	$98	$(1,689)	$160		$85,911	$(33,696)	$126	$(33,302)	$288,226

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Levels 2 and 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2015, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Strategic Income Opportunities Fund	$(4,016)
Total Return Fund	(154)
Unconstrained Debt Fund	(1,527)

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,833		Market Comparable Companies	Discount for lack of marketability (a)	12.50% - 100.00% (12.50%)
				EBITDA Multiple (b)	7.50x (7.50x)

Common Stocks	4,833

	—	(c)	Market Comparable Companies (d)	Discount for lack of marketability (a)	100.00% (100.00%)

Preferred Stocks	—	(c)

	17,066		Market Comparable Companies	Discount for lack of marketability (a)	10.00% - 100.00% (12.18%)
				EBITDA Multiple (b)	7.00x - 7.50x (7.45x)

Corporate Bonds	17,066

	808,015		Discounted Cash Flow	Discount Rate	3.77% - 8.21% (6.01%)

Private Placements	808,015

	732,139		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.47%)
				Constant Default Rate	0.00% - 18.00% (7.63%)
				Yield (Discount Rate of Cash Flows)	1.06% - 8.00% (4.39%)

Asset-Backed Securities	732,139

	79,267		Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (8.98%)
				Constant Default Rate	0.00% - 13.46% (1.41%)
				Yield (Discount Rate of Cash Flows)	1.52% - 5.20% (3.31%)

Collateralized Mortgage Obligations	79,267

	156,256		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% - 6.14% (5.49%)

Commercial Mortgage-Backed Securities	156,256

Total	$1,797,576

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $109,548,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.
(d)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	179

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$205		Market Comparable Companies	EBITDA Multiple (a)	7.50x (7.50x)

Common Stocks	205

	1,238		Market Comparable Companies	EBITDA Multiple (a)	7.50x (7.50x)
	—	(c)		Discount for lack of marketability (b)	100% (100%)

Corporate Bonds	1,238

	9,166		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 7.50% (2.54%)
				Constant Default Rate	2.00% - 15.00% (6.87%)
				Yield (Discount Rate of Cash Flows)	1.70 - 6.88% (3.66%)

Asset-Backed Securities	9,166

	537		Discounted Cash Flow	Constant Prepayment Rate	8.00 - 10.00% (8.37%)
				Constant Default Rate	0.00 - 1.00% (0.81%)
				Yield (Discount Rate of Cash Flows)	1.52 - 5.20% (2.27%)

Collateralized Mortgage Obligations	537

	2,923		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.14% - 6.14% (5.54%)

Commercial Mortgage-Backed Securities	2,923

Total	$14,069

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $1,811,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Unconstrained Debt Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$162,852	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.0% (4.49%)
			Constant Default Rate	0.00% - 36.00% (14.15%)
			Yield (Discount Rate of Cash Flows)	1.37% - 6.01% (4.43%)

Asset-Backed Securities	162,852

	470	Discounted Cash Flow	Constant Prepayment Rate	21.26% (21.26%)
			Constant Default Rate	1.84% (1.84%)
			Yield (Discount Rate of Cash Flows)	10.78% (10.78%)

Collateralized Mortgage Obligations	470

	63,051	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.86% - 20.64% (5.55%)
			Constant Default Rate	0.00%

Commercial Mortgage-Backed Securities	63,051

Total	226,373

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $61,853,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of August 31, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Loan Assignments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments that were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

D. Commercial Loans — Strategic Income Opportunities Fund invests in wholly owned limited liability companies or corporations; the Fund through these wholly owned entities make loans directly to the borrower. These loans are collateralized with real property or interests in real property.

E. Derivatives — The Funds used instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives are also used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1). Options — Strategic Income Opportunities Fund and Total Return Fund purchased and sold (“write”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within their portfolios and also

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	181

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Funds’ exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Funds used treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

As of August 31, 2015, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

(4). Swaps — The Funds engaged in various swap transactions, including interest rate, credit default, index and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted except for amounts posted to Bank of America and Goldman Sachs International, which are included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in escrow in accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of August 31, 2015 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Strategic Income Opportunities Fund	Collateral Posted	Barclays Bank plc	$(20,442)	$21,740
		Credit Suisse International	(7,333)	7,830
		Deutsche Bank AG, New York	(6,622)	7,340
		Goldman Sachs International	(31,068)	32,270
		Union Bank of Switzerland AG	(9,074)	9,310
	Collateral Received	Bank of America, N.A.	939	(1,138)
		BNP Paribas	9,110	(8,591)
		Citibank, N.A.	3,004	(4,287)
		Morgan Stanley Capital Services	2,380	(2,090)
Total Return Fund	Collateral Posted	Goldman Sachs International	(302)	260
Unconstrained Debt Fund	Collateral Posted	Barclays Bank plc	(411)	520
		Deutsche Bank AG, New York	(167)	150

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Emerging Markets Corporate Debt Fund, Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Strategic Income Opportunities Fund and Total Return Fund used return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	183

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Interest Rate Swaps

Strategic Income Opportunities Fund and Total Return Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

Real Return Fund entered into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Corporate Bond Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,599	$—	$2,599
Foreign exchange contracts	Receivables	—	123	123

Total		$2,599	$123	$2,722

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(2,946)	$—	$(2,946)
Foreign exchange contracts	Payables	—	(748)	(748)

Total		$(2,946)	$(748)	$(3,694)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Corporate Debt Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$31	$—	$31
Foreign exchange contracts	Receivables	—	17	17

Total		$31	$17	$48

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(136)	$—	$(136)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Emerging Markets Corporate Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Citibank N.A.	$17	$—	$—	$17
Exchange Traded Futures & Options Contracts (b)	31	—	—	31

	$48	$—	$—	$48

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Exchange Traded Futures & Options Contracts (b)	$136	$—	$—	$136

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Emerging Markets Debt Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$124	$—	$124
Foreign exchange contracts	Receivables	—	8,589	8,589

Total		$124	$8,589	$8,713

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(339)	$—	$(339)
Foreign exchange contracts	Payables	—	(6,850)	(6,850)

Total		$(339)	$(6,850)	$(7,189)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Emerging Markets Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$701	$(126)	$—	$575
BNP Paribas	1,049	(458)	—	591

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	185

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Credit Suisse International	$537	$(537)	$—	$—
Goldman Sachs International	2,027	(700)	—	1,327
HSBC Bank, N.A.	3,484	(983)	—	2,501
Royal Bank of Canada	149	(149)	—	—
Standard Chartered Bank	541	—	—	541
TD Bank Financial Group	101	(101)	—	—
Exchange Traded Futures & Options Contracts (b)	124	—	—	124

	$8,713	$(3,054)	$	$5,659

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$126	$(126)	$—	$—
BNP Paribas	458	(458)	—	—
Citibank, N.A.	919	—	—	919
Credit Suisse International	1,662	(537)	—	1,125
Deutsche Bank AG	253	—	—	253
Goldman Sachs International	700	(700)	—	—
HSBC Bank, N.A.	983	(983)	—	—
Merrill Lynch International	56	—	—	56
Royal Bank of Canada	674	(149)	—	525
Societe Generale	281	—	—	281
State Street Corp.	154	—	—	154
TD Bank Financial Group	404	(101)	—	303
Westpac Banking Corp.	180	—	—	180
Exchange Traded Futures & Options Contracts (b)	339	—	—	339

	$7,189	$(3,054)	$—	$4,135

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Real Return Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	Receivables	7	7

Total		$7	$7

Gross Liabilities:
Foreign exchange contracts	Payables	(128)	(128)

Total		$(128)	$(128)

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Real Return Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Australia and New Zealand Banking Group Limited	$5		$—		$—	$5
Credit Suisse International	—	(b)	—		—	—	(b)
HSBC Bank, N.A.	—	(b)	—	(b)	—	—
Royal Bank of Canada	1		—	(b)	—	1
Standard Chartered Bank	1		(1)		—	—

	$7		$(1)		$—	$6

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset		Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$—	(b)	$—		$—	$—	(b)
Deutsche Bank AG	—	(b)	—		—	—	(b)
HSBC Bank, N.A.	108		—	(b)	—	108
Royal Bank of Canada	—	(b)	—	(b)	—	—
Standard Chartered Bank	1		(1)		—	—
Westpac Banking Corp.	19		—		—	19

	$128		$(1)		$—	$127

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $1,000.

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Strategic Income Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$357	$3,488	$—	$—	$792	$4,637
Foreign exchange contracts	Receivables	—	—	20,029	—	—	20,029
Credit contracts	Receivables	—	—	—	12,973	61,607	74,580

Total		$357	$3,488	$20,029	$12,973	$62,399	$99,246

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(3,026)	$—	$(2,411)	$(621)	$(6,058)
Foreign exchange contracts	Payables	—	—	(24,320)	—	—	(24,320)
Credit contracts	Payables	—	—	—	(28,732)	(120,884)	(149,616)

Total		$—	$(3,026)	$(24,320)	$(31,143)	$(121,505)	$(179,994)

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	187

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Strategic Income Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Bank of America N.A.	$3,470		$(2,531)	$(939	)(e)	$—
Barclays Bank plc	20,841		(20,841)	—		—
BNP Paribas	22,743		(13,966)	(8,591	)(e)	186
Citibank, N.A.	7,985		(4,981)	(3,004	)(e)	—
Credit Suisse International	3,302		(3,302)	—		—
Deutsche Bank AG	222		(222)	—		—
Goldman Sachs International	1,525		(1,525)	—		—
Morgan Stanley	7,110		(4,207)	(2,090	)(e)	813
Standard Chartered Bank	25		—	—		25
TD Bank Financial Group	912		—	—		912
Union Bank of Switzerland AG	13,785		(13,785)	—		—
Westpac Banking Corp.	508		(508)	—		—
Centrally Cleared Swaps (b)	12,973	(c)	—	—		12,973
Exchange Traded Futures & Options Contracts (b)	3,845	(d)	—	—		3,845

	$99,246		$(65,868)	$(14,624)		$18,754

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$2,531		$(2,531)	$—		$—
Barclays Bank plc	41,283		(20,841)	(20,442	)(e)	—
BNP Paribas	13,966		(13,966)	—		—
Citibank, N.A.	4,981		(4,981)	—		—
Credit Suisse International	10,635		(3,302)	(7,333	)(e)	—
Deutsche Bank AG	8,065		(222)	(7,340	)(e)	503
Goldman Sachs International	37,291		(1,525)	(32,270	)(e)	3,496
Merrill Lynch International	88		—	—		88
Morgan Stanley	4,207		(4,207)	—		—
Union Bank of Switzerland AG	20,904		(13,785)	(7,119	)(e)	—
Westpac Banking Corp.	1,874		(508)	—		1,366
Centrally Cleared Swaps (b)	31,143	(c)	—	—		31,143
Exchange Traded Futures & Options Contracts (b)	3,026		—	—		3,026

	$179,994		$(65,868)	$(74,504)		$39,622

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Total Return Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3	$456	$—	$—	$5	$464
Foreign exchange contracts	Receivables	—	—	193	—	—	193
Credit contracts	Receivables	—	—	—	90	835	925

Total		$3	$456	$193	$90	$840	$1,582

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$—	$(42)	$—	$(11)	$(8)	$(61)
Foreign exchange contracts	Payables	—	—	(253)	—	—	(253)
Credit contracts	Payables	—	—	—	(196)	(1,289)	(1,485)

Total		$—	$(42)	$(253)	$(207)	$(1,297)	$(1,799)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Total Return Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received		Net Amount Due From counterparty (Not less than zero)
Bank of America N.A.	$17		$(17)		$—	$—
Barclays Bank plc	276		(276)		—	—
BNP Paribas	272		(159)		—	113
Citibank, N.A.	133		(3)		—	130
Credit Suisse International	16		(16)		—	—
Goldman Sachs International	56		(56)		—	—
Morgan Stanley	112		(78)		—	34
TD Bank Financial Group	10		—		—	10
Union Bank of Switzerland AG	135		(135)		—	—
Westpac Banking Corp.	6		(6)		—	—
Centrally Cleared Swaps (b)	90	(c)	—		—	90
Exchange Traded Futures & Options Contracts (b)	459	(d)	—		—	459

	$1,582		$(746)	$		$836

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	189

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Bank of America N.A.	$30		$(17)	$—		$13
Barclays Bank plc	424		(276)	—		148
BNP Paribas	159		(159)	—		—
Citibank, N.A.	3		(3)	—		—
Credit Suisse International	130		(16)	—		114
Deutsche Bank AG	77		—	—		77
Goldman Sachs International	416		(56)	(260	)(e)	100
Morgan Stanley	78		(78)	—		—
Union Bank of Switzerland AG	213		(135)	—		78
Westpac Banking Corp.	20		(6)	—		14
Centrally Cleared Swaps (b)	207	(c)	—	—		207
Exchange Traded Futures & Options Contracts (b)	42		—	—		42

	$1,799		$(746)	$(260)		$793

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Unconstrained Debt Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$3,383	$—	$—	$3,383
Foreign exchange contracts	Receivables	—	2,734	—	2,734

Total		$3,383	$2,734	$—	$6,117

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(858)	$—	$—	$(858)
Foreign exchange contracts	Payables	—	(6,824)	—	(6,824)
Credit contracts	Payables	—	—	(578)	(578)

Total		$(858)	$(6,824)	$(578)	$(8,260)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Unconstrained Debt Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received		Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$44	$(44)	$—		$—
Citibank, N.A.	242	(242)	—		—
Credit Suisse International	3	(3)	—		—
Deutsche Bank AG	1,720	(462)	—		1,258
Goldman Sachs International	10	(10)	—		—
HSBC Bank, N.A.	3	—	—		3
Royal Bank of Canada	670	(77)	—		593
State Street Corp.	42	—	—		42
Exchange Traded Futures & Options Contracts (b)	3,383	—	—		3,383

	$6,117	$(838)	$—		$5,279

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted		Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$522	$(44)	$(478	)(d)	$—
BNP Paribas	392	—	—		392
Citibank, N.A.	1,520	(242)	—		1,278
Credit Suisse International	3,434	(3)	—		3,431
Deutsche Bank AG	462	(462)	—		—
Goldman Sachs International	402	(10)	—		392
Merrill Lynch International	13	—	—		13
Royal Bank of Canada	77	(77)	—		—
Standard Chartered Bank	233	—	—		233
Union Bank of Switzerland AG	347	—	—		347
Exchange Traded Futures & Options Contracts (b)	858	—	—		858

	$8,260	$(838)	$(478)		$6,944

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(d)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(4). for actual swap collateral received or posted.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	191

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2015, by primary underlying risk exposure (amounts in thousands):

Corporate Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(1,950)	$—	$(1,950)
Foreign exchange contracts	—	271	271

Total	$(1,950)	$271	$(1,679)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$813	$—	$813
Foreign exchange contracts	—	(834)	(834)

Total	$813	$(834)	$(21)

Emerging Markets Corporate Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$707	$—	$—	$707
Foreign exchange contracts	—	(86)	—	(86)
Credit contracts	—	—	30	30

Total	$707	$(86)	$30	$651

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(102)	$—	$—	$(102)
Foreign exchange contracts	—	6	—	6
Credit contracts	—	—	1	1

Total	$(102)	$6	$1	$(95)

Emerging Markets Debt Fund

Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$1,527	$—	$1,527
Foreign exchange contracts	—	(811)	(811)

Total	$1,527	$(811)	$716

Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(23)	$—	$(23)
Foreign exchange contracts	—	2,419	2,419

Total	$(23)	$2,419	$2,396

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Real Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(218)	$—	$(19)	$(237)
Foreign exchange contracts	—	247	—	247

Total	(218)	$247	$(19)	$10

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$9	$—	$(24)	$(15)
Foreign exchange contracts	—	(227)	—	(227)

Total	$9	$(227)	$(24)	$(242)

Strategic Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(534)	$(7,109)	$—	$5,375	$(2,268)
Foreign exchange contracts	—	—	4,436	—	4,436
Credit contracts	—	—	—	14,187	14,187

Total	$(534)	$(7,109)	$4,436	$19,562	$16,355

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2,727)	$4,336	$—	$(13,173)	$(11,564)
Foreign exchange contracts	—	—	(6,041)	—	(6,041)
Credit contracts	—	—	—	(2,693)	(2,693)

Total	$(2,727)	$4,336	$(6,041)	$(15,866)	$(20,298)

Total Return Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(6)	$(1,000)	$—	$(5)	$(1,011)
Foreign exchange contracts	—	—	40	—	40
Credit contracts	—	—	—	100	100

Total	$(6)	$(1,000)	$40	$95	$(871)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(19)	$506	$—	$(94)	$393
Foreign exchange contracts	—	—	(73)	—	(73)
Credit contracts	—	—	—	(20)	(20)

Total	$(19)	$506	$(73)	$(114)	$300

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	193

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Unconstrained Debt Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(13,976)	$—	$—	$(13,976)
Foreign exchange contracts	—	27,404	—	27,404
Credit contracts	—	—	(141)	(141)

Total	$(13,976)	$27,404	$(141)	$13,287

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$9,830	$—	$—	$9,830
Foreign exchange contracts	—	(24,787)	—	(24,787)
Credit contracts	—	—	70	70

Total	$9,830	$(24,787)	$70	$(14,887)

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts, options and swaps activity during the six months ended August 31, 2015 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Corporate Bond Fund	Emerging Markets Corporate Debt Fund		Emerging Markets Debt Fund		Real Return Fund		Strategic Income Opportunities Fund		Total Return Fund		Unconstrained Debt Fund
Futures Contracts:
Average Notional Balance Long	$339,822	$19,940		$57,803	(c)	$14,426	(d)	$—		$—		$99,045
Average Notional Balance Short	346,379	10,566		62,290		45,087	(d)	1,765,412		82,832		1,233,989
Ending Notional Balance Long	345,122	27,527		63,063		—		—		—		198,533
Ending Notional Balance Short	342,688	11,915		27,259		—		2,105,748		95,117		943,706

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	5,258	109	(a)	128,208		2,146		609,548		5,082		63,013
Average Settlement Value Sold	56,454	1,355		156,980		7,293		707,316		6,466		579,552
Ending Value Purchased	7,505	—		163,990		4,383		374,096		3,571		55,667
Ending Value Sold	39,970	1,607		206,320		4,263		459,903		5,049		566,523

Exchange-Traded Options:
Average Number of Contracts Purchased	—	—		—		—		21,578		147		—
Ending Number of Contracts Purchased	—	—		—		—		20,986		140		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	—	2,360	(b)	—		—		2,610,076		22,230		7,825
Average Notional Balance — Sell Protection	—	—		—		—		573,117		4,531		—
Ending Notional Balance — Buy Protection	—	—		—		—		2,649,732		23,400		7,825
Ending Notional Balance — Sell Protection	—	—		—		—		427,169		3,754		—

Return Swaps:
Average Notional Balance — Receives Floating Rate	—	—		—		—		283,172	(e)	2,124	(e)	—
Average Notional Balance — Pays Fixed Rate	—	—		—		—		630,458		10,478		—
Ending Notional Balance — Receives Floating Rate	—	—		—		—		98,830		1,300		—
Ending Notional Balance — Pays Fixed Rate	—	—		—		—		648,779		10,927		—

Interest Rate-Related Swaps (Interest Rate Swaps & Price Locks):
Average Notional Balance — Pays Fixed Rate	—	—		—		17,042	(d)	185,798		1,217		—
Ending Notional Balance — Pays Fixed Rate	—	—		—		—		185,798		1,217		—

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

(a)	For the period May 1, 2015 through May 31, 2015.
(b)	For the period March 1, 2015 through June 30, 2015.
(c)	For the period April 1, 2015 through August 31, 2015.
(d)	For the period March 1, 2015 through July 31, 2015.
(e)	For the periods March 1, 2015 through May 31, 2015 and August 1, 2015 through August 31, 2015.

The Funds’ derivatives contracts held at August 31, 2015 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. When Issued Securities and Forward Commitments — Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund may purchase when issued securities, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund had TBA purchase commitments and TBA short commitments outstanding as of August 31, 2015, which are shown as Receivable for investment securities sold-delayed delivery securities and Payable for investment securities purchased-delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities are detailed on the SOIs.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the six months ended August 31, 2015 are as follows (amounts in thousands):

	Class A		Class C		Class R2	Class R5	Class R6		Institutional Class	Select Class
Corporate Bond Fund
Transfer agent fees	$2		$—	(a)	n/a	n/a	$4		n/a	$1
Sub-transfer agent fees	94		—	(a)	n/a	n/a	—		n/a	6
Emerging Markets Corporate Debt Fund
Transfer agent fees	—	(a)	—	(a)	n/a	n/a	—	(a)	n/a	1
Sub-transfer agent fees	—		—		n/a	n/a	—		n/a	—

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	195

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

	Class A	Class C		Class R2		Class R5		Class R6		Institutional Class	Select Class
Emerging Markets Debt Fund
Transfer agent fees	$4	$1		n/a		$—	(a)	$4		n/a	$4
Sub-transfer agent fees	139	7		n/a		—	(a)	—		n/a	31
Real Return Fund
Transfer agent fees	1	1		n/a		n/a		n/a		$1	—	(a)
Sub-transfer agent fees	1	1		n/a		n/a		n/a		—	1
Strategic Income Opportunities Fund
Transfer agent fees	43	25		n/a		4		n/a		n/a	161
Sub-transfer agent fees	1,414	476		n/a		32		n/a		n/a	2,325
Total Return Fund
Transfer agent fees	5	2		$—	(a)	—	(a)	—	(a)	n/a	4
Sub-transfer agent fees	43	15		1		3		—		n/a	36
Unconstrained Debt Fund
Transfer agent fees	2	—	(a)	—	(a)	—	(a)	1		n/a	11
Sub-transfer agent fees	37	2		—	(a)	—		—		n/a	13

(a)	Amount rounds to less than $1,000.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Corporate Bond Fund	0.30%
Emerging Markets Corporate Debt Fund	0.70
Emerging Markets Debt Fund	0.70
Real Return Fund	0.35
Strategic Income Opportunities Fund	0.45
Total Return Fund	0.30
Unconstrained Debt Fund	0.45

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Corporate Bond Fund	0.25%	0.75%	n/a
Emerging Markets Corporate Debt Fund	0.25	0.75	n/a
Emerging Markets Debt Fund	0.25	0.75	n/a
Real Return Fund	0.25	0.75	n/a
Strategic Income Opportunities Fund	0.25	0.75	n/a
Total Return Fund	0.25	0.75	0.50%
Unconstrained Debt Fund	0.25	0.75	0.50

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2015, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Corporate Bond Fund	$—	(a)	$—
Emerging Markets Corporate Debt Fund	—	(a)	—
Emerging Markets Debt Fund	1		—	(a)
Real Return Fund	—	(a)	—
Strategic Income Opportunities Fund	56		2
Total Return Fund	15		—	(a)
Unconstrained Debt Fund	4		—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Corporate Bond Fund	0.25%	0.25%	n/a	n/a	n/a	0.25%
Emerging Markets Corporate Debt Fund	0.25	0.25	n/a	n/a	n/a	0.25
Emerging Markets Debt Fund	0.25	0.25	n/a	0.05%	n/a	0.25
Real Return Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Strategic Income Opportunities Fund	0.25	0.25	n/a	0.05	n/a	0.25
Total Return Fund	0.25	0.25	0.25%	0.05	n/a	0.25
Unconstrained Debt Fund	0.25	0.25	0.25	0.05	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Funds. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	197

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, (if applicable, except Emerging Markets Debt Fund and Total Return Fund which will begin excluding interest expenses related to short sales on December 1, 2015 and November 1, 2015, respectively.) interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Corporate Bond Fund	0.75%	1.25%	n/a	n/a	0.40%	n/a	0.50%
Emerging Markets Corporate Debt Fund^	1.20	1.70	n/a	n/a	0.70	n/a	0.95
Emerging Markets Debt Fund^^	1.20	1.70	n/a	0.75%	0.70	n/a	0.95
Real Return Fund	0.75	1.40	n/a	n/a	n/a	0.50%	0.60
Strategic Income Opportunities Fund	1.00	1.50	n/a	0.55	n/a	n/a	0.75
Total Return Fund^^^	0.66	1.31	1.16%	0.46	0.41	n/a	0.56
Unconstrained Debt Fund	1.00	1.50	1.25	0.55	0.50	n/a	0.75

^	Prior to April 1, 2015, the contractual expense limitation for Emerging Markets Corporate Debt Fund was 1.25%, 1.75%, 0.75% and 1.00% for Class A, Class C, Class R6 and Select Class Shares, respectively.
^^	Prior to November 7, 2014, the contractual expense limitation for Emerging Markets Debt Fund was 1.25%, 1.75%, 0.80%, 0.75% and 1.00% for Class A, Class C, Class R5, Class R6 and Select Class Shares, respectively.
^^^	Prior to November 7, 2014, the contractual expense limitation for Total Return Fund was 0.75%, 1.40%, 1.25%, 0.55%, 0.50% and 0.65% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2015, and are in place until at least June 30, 2016.

For the six months ended August 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing		Total	Reimbursements
Corporate Bond Fund	$25	$17	$160		$202	$40
Emerging Markets Corporate Debt Fund	130	80	—	(a)	210	3
Emerging Markets Debt Fund	474	316	156		946	28
Real Return Fund	76	51	13		140	—
Strategic Income Opportunities Fund	3,836	2,564	3,221		9,621	—
Total Return Fund	94	63	410		567	48
Unconstrained Debt Fund	519	346	57		922	—	(a)

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2015 was as follows (amounts in thousands):

Corporate Bond Fund	$69
Emerging Markets Corporate Debt Fund	14
Emerging Markets Debt Fund	49
Real Return Fund	5
Strategic Income Opportunities Fund	9,040
Total Return Fund	139
Unconstrained Debt Fund	331

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

During the six months ended August 31, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2015, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Strategic Income Opportunities Fund	$2

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Corporate Bond Fund	$927,886	$603,751	$17,518	$52,871
Emerging Markets Corporate Debt Fund	227,888	47,435	—	—
Emerging Markets Debt Fund	947,699	609,624	—	—
Real Return Fund	4,859	9,532	74,206	210,943
Strategic Income Opportunities Fund	3,816,756	3,642,637	—	—
Total Return Fund	1,245,980	1,164,094	6,397	18,903
Unconstrained Debt Fund	1,880,607	2,016,281	—	—

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Corporate Bond Fund	$1,795,303	$6,687	$51,067	$(44,380)
Emerging Markets Corporate Debt Fund	216,283	442	7,708	(7,266)
Emerging Markets Debt Fund	1,249,026	14,654	43,447	(28,793)
Real Return Fund	31,027	759	326	433
Strategic Income Opportunities Fund	19,757,820	191,469	538,839	(347,370)
Total Return Fund	648,878	7,162	12,092	(4,930)
Unconstrained Debt Fund	3,144,897	20,191	93,955	(73,764)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2015, Corporate Bond Fund, Emerging Markets Corporate Debt Fund, Real Return Fund and Total Return Fund did not have any net capital loss carryforwards.

At February 28, 2015, the following Fund had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

2018
Emerging Markets Debt Fund	$29,136

At February 28, 2015, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Markets Debt Fund	$33,580	$2,602
Strategic Income Opportunities Fund	64,365	—
Unconstrained Debt Fund	29,799	10,016

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	199

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015 or at anytime during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund.

As of August 31, 2015, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate, more than 10% of the net assets of the Funds as follows:

JPMorgan SmartRetirement Funds
Corporate Bond Fund	83.8%
Emerging Markets Debt Fund	47.4

Emerging Markets Debt Fund, Real Return Fund, Strategic Income Opportunities Fund and Total Return Fund each have one or more shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares, respectively.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset backed and mortgage-related securities such as collateralized mortgage obligations, mortgage-pass through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Emerging Markets Corporate Debt Fund’s and Emerging Markets Debt Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Funds’ investments and the income they generate, as well as the Funds’ ability to repatriate such amounts.

Strategic Income Opportunities Fund, Total Return Fund and Unconstrained Debt Fund are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Strategic Income Opportunities Fund and Total Return Fund invest in Insurance-Linked Securities (catastrophe bonds), or similar restricted securities including Preferred Shares. These are fixed income securities or equity shares for which the return of principal and payment of interest is contingent

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Funds may lose all or a portion of their principal in addition to the interest otherwise due from the security. Insurance-Linked Securities may expose the Funds to certain other risks, including issuer risk, credit risk, counterparty risk, liquidity risk and unfavorable tax consequences. The Preferred Shares held by the Funds are subject to contractual restrictions on resale/transfers and are considered to be illiquid securities.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts , TBA securities and Insurance-Linked Securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

Emerging Markets Corporate Debt Fund, Emerging Markets Debt Fund and Unconstrained Debt Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period depending on the Funds. Such concentrations may subject each Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of August 31, 2015, the following Funds had the following country allocations representing greater than 10% of each respective Fund’s total investments:

	Cayman Islands	United States
Emerging Markets Corporate Debt Fund	15.0%	—
Unconstrained Debt Fund	—	50.4%

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	201

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Corporate Bond Fund
Class A
Actual	$1,000.00	$967.50	$3.66	0.74%
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class C
Actual	1,000.00	964.90	6.17	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class R6
Actual	1,000.00	969.40	1.93	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39
Select Class
Actual	1,000.00	969.00	2.43	0.49
Hypothetical	1,000.00	1,022.67	2.49	0.49

Emerging Markets Corporate Debt Fund
Class A
Actual	1,000.00	982.70	6.03	1.21
Hypothetical	1,000.00	1,019.05	6.14	1.21
Class C
Actual	1,000.00	979.10	8.51	1.71
Hypothetical	1,000.00	1,016.54	8.67	1.71
Class R6
Actual	1,000.00	984.40	3.44	0.69
Hypothetical	1,000.00	1,021.67	3.51	0.69
Select Class
Actual	1,000.00	984.00	4.99	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Markets Debt Fund
Class A
Actual	$1,000.00	$980.00	$5.97	1.20%
Hypothetical	1,000.00	1,019.10	6.09	1.20
Class C
Actual	1,000.00	977.80	8.45	1.70
Hypothetical	1,000.00	1,016.59	8.62	1.70
Class R5
Actual	1,000.00	981.30	3.69	0.74
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class R6
Actual	1,000.00	982.70	3.44	0.69
Hypothetical	1,000.00	1,021.67	3.51	0.69
Select Class
Actual	1,000.00	981.40	4.68	0.94
Hypothetical	1,000.00	1,020.41	4.77	0.94

Real Return Fund
Class A
Actual	1,000.00	975.80	3.72	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	972.30	6.94	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Institutional Class
Actual	1,000.00	976.10	2.48	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	977.00	2.98	0.60
Hypothetical	1,000.00	1,022.12	3.05	0.60

Strategic Income Opportunities Fund
Class A
Actual	1,000.00	989.50	4.60	0.92
Hypothetical	1,000.00	1,020.51	4.67	0.92
Class C
Actual	1,000.00	987.10	7.09	1.42
Hypothetical	1,000.00	1,018.00	7.20	1.42
Class R5
Actual	1,000.00	991.60	2.30	0.46
Hypothetical	1,000.00	1,022.82	2.34	0.46
Select Class
Actual	1,000.00	991.50	3.35	0.67
Hypothetical	1,000.00	1,021.77	3.40	0.67

Total Return Fund
Class A
Actual	1,000.00	985.90	3.05	0.61
Hypothetical	1,000.00	1,022.07	3.10	0.61
Class C
Actual	1,000.00	982.50	6.28	1.26
Hypothetical	1,000.00	1,018.80	6.39	1.26
Class R2
Actual	1,000.00	983.10	5.53	1.11
Hypothetical	1,000.00	1,019.56	5.63	1.11

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	203

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Total Return Fund (continued)
Class R5
Actual	$1,000.00	$986.80	$2.05	0.41%
Hypothetical	1,000.00	1,023.08	2.08	0.41
Class R6
Actual	1,000.00	986.20	1.80	0.36
Hypothetical	1,000.00	1,023.33	1.83	0.36
Select Class
Actual	1,000.00	986.50	2.55	0.51
Hypothetical	1,000.00	1,022.57	2.59	0.51

Unconstrained Debt Fund
Class A
Actual	1,000.00	985.80	4.89	0.98
Hypothetical	1,000.00	1,020.21	4.98	0.98
Class C
Actual	1,000.00	983.10	7.38	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Class R2
Actual	1,000.00	984.10	6.13	1.23
Hypothetical	1,000.00	1,018.95	6.24	1.23
Class R5
Actual	1,000.00	987.80	2.65	0.53
Hypothetical	1,000.00	1,022.47	2.69	0.53
Class R6
Actual	1,000.00	988.20	2.40	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Select Class
Actual	1,000.00	987.00	3.65	0.73
Hypothetical	1,000.00	1,021.47	3.71	0.73

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history, as well as a risk/return assessment of certain Funds as compared to the Fund’s objectives and peers, in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discus-

sing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders. With respect to the Real Return Fund, the Trustees approved the liquidation of the Fund on or about September 28, 2015 and the continuation of the Advisory Agreement until its liquidation.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	205

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Universe Group is less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Corporate Bond Fund’s performance was in the second quintile for both Class A and Select Class shares for the one-year period ended December 31, 2014. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Emerging Markets Corporate Debt Fund’s performance was in the first quintile for both Class A and Select Class for the one-year period ended December 31, 2014. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s performance was in the second quintile for Class A shares for each of the one-, three-, and five-year periods ended

December 31, 2014, and in the second, second and first quintiles for the Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

At the August meeting, the Trustees approved the liquidation of the Real Return Fund on or about September 28, 2015. The Trustees noted that the Real Return Fund’s performance was in the third, fourth, and third quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, the Adviser’s and/or independent consultant’s analysis and other factors, including the liquidation of the Fund on or about September 28, 2015, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Strategic Income Opportunities Fund’s performance was in the fourth, third, and fourth quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Total Return Fund’s performance was in the third, second and second quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Unconstrained Debt Fund’s performance was in the third quintile for Class A shares for both the one- and three-year periods ended December 31, 2014, and in the second quintile for Select Class shares for both the one- and three-year periods ended December 31, 2014. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	207

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Corporate Bond Fund’s net advisory fee and the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Emerging Markets Corporate Debt Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile, and that the actual total expenses for Class A and Select Class shares were in the third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Emerging Markets Debt Fund’s net advisory fee for both Class A and Select Class shares was in the third quintile, and that the actual total expenses for Class A and Select Class shares were in the third and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Real Return Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Strategic Income Opportunities Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Total Return Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class shares were in the first and second quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Unconstrained Debt Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the first quintile, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-INC-815

Semi-Annual Report

J.P. Morgan Money Market Funds

August 31, 2015 (Unaudited)

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

Dear Shareholder,

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on

August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down -3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	1

JPMorgan California Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	E*Trade, Morgan and Service
Net Assets as of August 31, 2015	$1.6 Billion
Weighted Average Maturity^	32 days
Weighted Average Life^^	35 days

MATURITY SCHEDULE**^
1 day	18.6%
2–7 days	64.9
8–30 days	1.7
31–60 days	4.0
91–180 days	1.0
181+ days	9.8

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for E*Trade Shares, Morgan Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (1.01)%, (0.56)% and (1.01)% for E*Trade Shares, Morgan Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2015.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

JPMorgan New York Municipal Money Market Fund

FUND FACTS

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Objective	Aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	New York short-term municipal obligations
Suggested investment time frame.	Short-term
Share classes offered	E*Trade, Morgan, Reserve and Service
Net Assets as of August 31, 2015	$1.1 Billion
Weighted Average Maturity^	32 days
Weighted Average Life^^	32 days

MATURITY SCHEDULE**^
1 day	9.2%
2–7 days	80.1
91–180 days	2.9
181+ days	7.8

7-DAY SEC YIELD AS OF AUGUST 31, 2015 (1)
E*Trade Shares	0.01%
Morgan Shares	0.01
Reserve Shares	0.01
Service Shares	0.01

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made and may utilize the interest rate reset date for variable or floating rate securities.
^^	The calculation takes into account the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.
(1)

The yields for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares reflect the reimbursements and/or waivers of certain expenses. Without these reimbursements and/or waivers, the yields would have been (0.99)%, (0.55)%, (0.64)% and (0.99)% for E*Trade Shares, Morgan Shares, Reserve Shares and Service Shares, respectively.

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.
**	Percentages based on total value of investments as of August 31, 2015.

An unaudited, uncertified list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	3

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 9.8% (n)
	California — 9.8%
	California Statewide Communities Development Authority
22,865	Series 2008-C, 0.130%, 10/01/15	22,865
33,000	Series 2009 B1, 0.140%, 10/08/15	33,000
19,000	Series 2009 B-3, 0.240%, 03/04/16	19,000
10,000	Series 2009 B5, 0.240%, 03/07/16	10,000
15,000	Series 2009 B6, 0.210%, 01/05/16	15,000
	Los Angeles Municipal Improvement Corp.
20,000	Series A-3, 0.030%, 09/01/15	20,000
8,000	State of California, Series A-1, 0.050%, 10/06/15	8,000
4,900	Turlock Irrigation District, Series A, 0.080%, 09/15/15	4,900
22,700	Woodland Finance Water Authority, 0.100%, 09/09/15	22,700

	Total Commercial Paper (Cost $155,465)	155,465

Daily Demand Notes — 17.3%
	California — 17.2%
	California Health Facilities Financing Authority, St. Joseph Health System,
10,100	Series 2011B, Rev., VRDO, 0.010%, 09/01/15	10,100
1,700	Series 2011C, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 09/01/15	1,700
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
12,650	Series A, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 09/01/15	12,650
18,000	Series B, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 09/01/15	18,000
10,000	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/01/15	10,000
33,890	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/01/15	33,890
	California Municipal Finance Authority, Recovery Zone Facility, Chevron U.S.A., Inc. Project,
15,510	Series A, Rev., VRDO, 0.010%, 09/01/15	15,510
15,000	Series A, Rev., VRDO, 0.010%, 09/01/15	15,000
725	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	725
4,745	City of Irvine, Assessment District No. 00-18, Limited Obligation Improvement Bonds, Series A, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15	4,745

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
13,700	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Series 1999, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15	13,700
815	City of Irvine, Improvement Bond Act of 1915, District No. 94-13, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15	815
6,715	City of Irvine, Improvement Bond Act of 1915, District No. 97-16, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15	6,715
9,000	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 05-21, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	9,000
1,911	City of Irvine, Improvement Bond Act of 1915, Reassessment District No. 85-7, Series A, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/01/15	1,911
7,700	Eastern Municipal Water District, Water and Waste Water, VRDO, 0.010%, 09/01/15	7,700
	Irvine Ranch Water District,
3,000	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	3,000
3,140	Series B, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/01/15	3,140
	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax,
17,040	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	17,040
18,700	Series C, GO, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	18,700
2,000	Los Angeles City Department of Water & Power, Power System, Series B-3, Rev., VRDO, 0.010%, 09/01/15	2,000
9,400	Metropolitan Water District of Southern California, Series B-3, Rev., VRDO, 0.010%, 09/01/15	9,400
12,215	Pittsburg Redevelopment Agency, Tax Allocation, Series A, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15	12,215
13,015	Regents of the University of California, Medical Center Pooled, Series B, Subseries B-2, Rev., VRDO, 0.010%, 09/01/15	13,015
20,300	State of California, Series 2003A-2, GO, VRDO, LOC: BMO Harris Bank N.A, 0.010%, 09/01/15	20,300
	State of California, Kindergarten,
10,400	Series 2004A-4, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/01/15	10,400

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	California — continued
1,700	Series 2004B3, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/01/15	1,700

		273,071

	Ohio — 0.1%
2,460	County of Montgomery, Miami Valley Hospital, Series 2011C, Rev., VRDO, 0.010%, 09/01/15	2,460

	Total Daily Demand Notes (Cost $275,531)	275,531

Municipal Bonds — 5.6%
	California — 5.6%
5,000	California School Cash Reserve Program Authority, Series A, Rev., 2.000%, 06/30/16	5,069
25,000	County of Kern, Rev., TAN, 7.000%, 06/30/16	26,380
30,000	County of Los Angeles, Rev., TAN, 5.000%, 06/30/16	31,166
3,000	County of Placer, Loomis Union School District, GO, TRAN, 1.000%, 09/02/15	3,000
4,500	County of Placer, Roseville Joint Union High School District, GO, TRAN, 1.000%, 09/02/15	4,500
4,000	County of Placer, Western Placer Unified School District, GO, TRAN, 1.000%, 09/02/15	4,000
10,000	County of Santa Cruz, Rev., TAN, 2.000%, 06/30/16	10,141
5,000	Los Angeles County, Schools Pooled Financing Program, Series A-2, COP, 2.000%, 06/01/16	5,062

	Total Municipal Bonds (Cost $89,318)	89,318

Weekly Demand Notes — 58.3%
	California — 57.8%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	4,545
4,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 09/08/15	4,500
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/08/15	3,830
1,900	Alameda County IDA, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 09/08/15 (p)	1,900

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.030%, 09/08/15	200
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 09/08/15	11,259
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15	4,580
4,500	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 09/08/15	4,500
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
9,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	9,140
18,150	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	18,150
28,000	California Health Facilities Financing Authority, Memorial Health Services, Series B, Rev., VRDO, 0.170%, 03/28/16	28,000
6,590	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank N.A., 0.010%, 09/08/15	6,590
	California Health Facilities Financing Authority, Stanford Hospital & Clinics,
8,200	Series B-1, Rev., VRDO, 0.010%, 09/08/15	8,200
21,000	Series C, Rev., VRDO, 0.170%, 03/28/16	21,000
7,265	California Health Facilities, Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.010%, 09/08/15	7,265
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 09/08/15	4,620
3,655	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.150%, 09/08/15	3,655
5,600	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 09/08/15	5,600
9,300	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	9,300

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
7,010	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/08/15	7,010
6,225	California State University, Series ROCS RR II R-11568, Rev., VRDO, BHAC-CR, FSA, LIQ: Citibank N.A., 0.030%, 09/08/15	6,225
26,430	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.030%, 09/08/15 (e)	26,430
9,650	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: PNC Bank N.A., 0.020%, 09/08/15	9,650
	California Statewide Communities Development Authority, Kaiser Permanente,
24,165	Series C-2, Rev., VRDO, 0.010%, 09/08/15	24,165
29,200	Series L, Rev., VRDO, 0.010%, 09/08/15	29,200
605	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.100%, 09/08/15	605
6,835	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	6,835
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 09/08/15	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	2,700
4,045	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	4,045
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	11,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
12,555	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.030%, 09/08/15	12,555
8,270	California Statewide Communities Development Authority, Penny Lane Centers Project, Series 2008, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 09/08/15	8,270
16,950	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.010%, 09/08/15	16,950
700	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.050%, 09/08/15	700
16,385	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.010%, 09/08/15	16,385
10,614	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	10,614
	City of Livermore,
5,800	Series A, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/08/15	5,800
24,600	Series B, COP, VRDO, LOC: U.S. Bank N.A., 0.010%, 09/08/15	24,600
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	9,545
4,400	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.030%, 09/08/15	4,400
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 09/08/15	3,025
	City of Palo Alto,
6,240	Series ROCS-RR-II-R-11859, GO, VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15	6,240
4,160	Series ROCS-RR-II-R-11954, GO, VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15 (e)	4,160
31,950	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	31,950
13,100	City of Riverside, Series A, Rev., VRDO, 0.060%, 09/08/15	13,100
2,290	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	2,290

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
8,700	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	8,700
5,200	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 09/08/15	5,200
655	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.020%, 09/08/15	655
2,900	County of Orange, Apartment Development, Villas Aliento, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	2,900
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	1,810
8,000	Eastern Municipal Water District, Water & Sewer, Series A, Rev., VRDO, 0.060%, 09/08/15	8,000
18,600	Eastern Municipal Water District, Water and Waste Water, Series 2015A, VRDO, 0.010%, 09/08/15	18,600
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VRDO, AGC, LIQ: Citibank N.A., 0.060%, 09/08/15	7,425
18,600	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series B, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	18,600
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.020%, 09/08/15	1,000
9,500	Los Angeles City Department of Water & Power, Power System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 09/08/15	9,500
21,100	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, 0.010%, 09/08/15	21,100
10,000	Los Angeles City Department of Water & Power, Water System, Series B, Subseries B-4, Rev., VRDO, 0.010%, 09/08/15	10,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	4,300
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	1,486

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 09/08/15	2,900
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 09/08/15	13,400
	Metropolitan Water District of Southern California,
11,500	Series 2015-A, VRDO, 0.010%, 09/08/15	11,500
7,695	Series A-2, Rev., VRDO, 0.010%, 09/08/15	7,695
12,700	Series A-2, Rev., VRDO, 0.070%, 09/08/15	12,700
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.020%, 09/08/15	15,750
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.030%, 09/08/15 (e)	5,240
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.040%, 09/08/15 (e)	4,910
4,000	Series PT-4694, Rev., VRDO, LIQ: Bank of America N.A., 0.020%, 09/08/15	4,000
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LOC: Royal Bank of Canada, 0.020%, 09/08/15	20,000
4,000	Series O-48, Rev., VRDO, LIQ: Royal Bank of Canada, 0.020%, 09/08/15 (e)	4,000
	Regents of the University of California,
10,000	Series AL, Rev., VRDO, 0.010%, 09/08/15	10,000
19,550	Series AL-4, Rev., VRDO, 0.010%, 09/08/15	19,550
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15 (e)	1,675
9,900	Riverside County Transportation Commission, Limited Tax, Series B, VRDO, 0.010%, 09/08/15	9,900
700	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	700
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.020%, 09/08/15	43,600

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
6,025	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	6,025
9,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 09/08/15	9,580
7,680	Sacramento Municipal Utility District, Sub-Electric, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/08/15	7,680
	Sacramento Municipal Utility District, Subordinated Electric,
4,700	Series J, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	4,700
9,785	Series M, Rev., VRDO, LOC: State Street Bank & Trust, 0.010%, 09/08/15	9,785
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	3,285
3,500	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.030%, 09/08/15	3,500
8,800	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	8,800
600	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	600
600	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.040%, 09/08/15	600
3,700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 09/08/15	3,700
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VRDO, LIQ: Citibank N.A., 0.040%, 09/08/15	7,760
2,520	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.070%, 09/08/15	2,520

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	California — continued
1,320	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.030%, 09/08/15	1,320
7,265	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.020%, 09/08/15	7,265
8,385	Santa Clara Valley Transportation Authority, 2000 Measure A Sales Tax, Series A, VRDO, 0.010%, 09/08/15	8,385
2,030	Southern California Public Power Authority, Magnolia Power Project A, Series 2009-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	2,030
	State of California,
7,500	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	7,500
780	Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.050%, 09/08/15 (e)	780
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.020%, 09/08/15	31,000
4,855	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.020%, 09/08/15	4,855
7,500	Wells Fargo Stage Trust, Various States, Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 09/08/15 (e)	7,500

		919,374

	Massachusetts — 0.5%
8,290	University of Massachusetts, Building Authority, Series 2011-1, Rev., VRDO, 0.020%, 09/08/15	8,290

	Total Weekly Demand Notes (Cost $927,664)	927,664

SHARES
Variable Rate Demand Preferred Shares — 8.8%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: TD Bank N.A., 0.100%, 09/08/15 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.170%, 09/08/15 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barclays Bank plc, 0.110%, 09/08/15 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.170%, 09/08/15 # (e)	7,000

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.100%, 09/08/15 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 09/08/15 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 09/08/15 # (e)	6,000

SHARES	SECURITY DESCRIPTION	VALUE($)

23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.090%, 09/08/15 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.8% (Cost $1,588,478) *	1,588,478
	Other Assets in Excess of Liabilities — 0.2%	3,278

	NET ASSETS — 100.0%	$1,591,756

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	9

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 9.2%
	New York — 9.2%
4,200	City of New York, Fiscal Year 1994, Series H, Subseries H-3, GO, VRDO, 0.010%, 09/01/15	4,200
4,715	City of New York, Fiscal Year 2005, Series E, Subseries E-2, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/01/15	4,715
9,100	City of New York, Fiscal Year 2008, Series J, Subseries J-5, GO, VRDO, 0.010%, 09/01/15	9,100
	City of New York, Fiscal Year 2012,
4,900	LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.010%, 09/01/15	4,900
12,650	Series D, Subseries D-3A, VRDO, 0.010%, 09/01/15	12,650
2,600	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 09/01/15	2,600
	City of New York, Fiscal Year 2013,
1,715	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.010%, 09/01/15	1,715
7,000	Series F, Subseries F-3, GO, VRDO, 0.010%, 09/01/15	7,000
7,500	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.010%, 09/01/15	7,500
1,100	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries 2008A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.010%, 09/01/15	1,100
	New York City,
1,900	Series H, Subseries H-3, GO, VRDO, 0.010%, 09/01/15	1,900
9,200	Series H, Subseries H-3, GO, VRDO, 0.010%, 09/01/15	9,200
1,475	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-3, Rev., VRDO, 0.010%, 09/01/15	1,475
1,200	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD, Subseries DD-1, Rev., VRDO, 0.010%, 09/01/15	1,200
4,425	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series AA, Subseries AA-1, Rev., VRDO, 0.010%, 09/01/15	4,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
2,950	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series BB-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 09/01/15	2,950
3,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, LIQ: Mizuho Corporate Bank, 0.010%, 09/01/15	3,750
4,300	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, LIQ: Bayerische Landesbank, 0.010%, 09/01/15	4,300
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-6, Rev., VRDO, 0.010%, 09/01/15	1,500
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
250	Subseries A-4, Rev., VRDO, 0.010%, 09/01/15	250
1,575	Subseries D-4, Rev., VRDO, 0.010%, 09/01/15	1,575
3,505	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.010%, 09/01/15	3,505
4,105	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.010%, 09/01/15	4,105
855	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/01/15	855
110	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Subseries 2005B-2, Rev., VRDO, 0.010%, 09/01/15	110

	Total Daily Demand Notes (Cost $96,580)	96,580

Municipal Bonds — 10.7%
	New York — 10.7%
4,620	Alfred-Almond Central School District, Allegany and Steuben Counties, GO, BAN, 1.500%, 06/22/16	4,648
11,415	City of Auburn, Cayuga County, Series A, GO, BAN, 1.250%, 03/02/16	11,460
2,200	City of Oneida, GO, BAN, 1.500%, 01/05/16	2,207
8,755	County of Columbia, Series A, GO, 1.250%, 02/03/16	8,788

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
3,500	County of Genesee, GO, RAN, 1.750%, 12/18/15	3,514
3,230	Dundee Central School District, GO, BAN, 1.500%, 06/17/16	3,253
7,250	Fonda-Fultonville Central School District, Fulton and Schoharie Counties, GO, BAN, 2.000%, 08/05/16	7,335
2,800	Gloversville City School District, GO, BAN, 1.000%, 01/15/16	2,805
5,000	Mexico Central School District, Oswego County, GO, BAN, 2.000%, 07/15/16	5,056
8,050	Pine Bush Central School District, Sullivan and Ulster Counties, GO, BAN, 2.000%, 05/26/16	8,142
6,919	Sidney Central School District, Delware, Chenango and Otsego Counties, GO, BAN, 2.000%, 07/29/16	7,005
2,800	South Seneca Central School District, Seneca and Schuyler Counties, GO, BAN, 2.000%, 08/25/16	2,834
7,862	Southern Cayuga Central School District, Cayuga and Tompkins Counties, Series A, GO, BAN, 2.250%, 06/24/16	7,958
4,150	Thousand Islands Central School District, Jeferson County, GO, BAN, 2.000%, 07/15/16	4,198
3,275	Town of Cornwall, Orange County, GO, BAN, 2.000%, 07/29/16	3,316
3,055	Town of Frankfort, Herkimer County, GO, BAN, 2.000%, 12/03/15	3,065
6,934	Town of Wallkill, Orange County, Series A, GO, BAN, 2.000%, 01/15/16	6,973
2,390	Village of Depew, Erie County, Series 2015A, GO, BAN, 2.000%, 08/25/16	2,419
5,280	Village of Monroe, Orange County, 2.000%, 05/27/16	5,336
4,075	Village of Port Chester, Westchester County, Series A, GO, BAN, 1.000%, 02/24/16	4,087
5,300	Waterford Halfmoon Union Free School District, Saratoga County, GO, BAN, 2.000%, 06/28/16	5,356
3,500	Wilson Central School District, Niagara County, GO, BAN, 1.500%, 06/15/16	3,523

	Total Municipal Bonds (Cost $113,278)	113,278

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — 73.3%
	New York — 73.3%
4,875	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 09/08/15	4,875
2,865	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.030%, 09/08/15	2,865
9,955	Austin Trust, Various States, Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.090%, 09/08/15	9,955
3,000	Build NYC Resource Corp., The Asia Society Project, Series 2015, VRDO, 0.010%, 09/08/15	3,000
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.010%, 09/08/15	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.010%, 09/08/15	3,500
300	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	300
	City of New York, Fiscal Year 2006,
1,700	Series E, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	1,700
530	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	530
29,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	29,700
3,800	Series F, Subseries F-4B, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	3,800
175	City of New York, Fiscal Year 2009, Series B-3, GO, VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	175
4,350	City of New York, Fiscal Year 2012, Series G, Subseries G-4, GO, VRDO, LOC: PNC Bank N.A., 0.010%, 09/08/15	4,350
18,750	City of New York, Fiscal Year 2013, Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	18,750
15,000	City of New York, Fiscal Year 2015, Series F, Subseries F-4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.010%, 09/08/15	15,000
4,210	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 09/08/15	4,210

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	11

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
1,045	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.150%, 09/08/15	1,045
1,795	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.020%, 09/08/15	1,795
15,000	Nassau County Interim Finance Authority, A Public Benefit Corp., of the State of New York, Sales Tax Secured, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/08/15	15,000
4,710	Nassau Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	4,710
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 09/08/15	9,100
6,000	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	6,000
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, 0.030%, 09/08/15	4,435
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, AMT, LOC: Citibank N.A., 0.040%, 09/08/15	6,665
5,000	New York City Housing Development Corp., Multi-Family Mortgage, Markham Gardens Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 09/08/15	5,000
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.020%, 09/08/15	3,470
1,505	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.040%, 09/08/15	1,505
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 09/08/15	10,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
1,100	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 09/08/15	1,100
3,400	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 09/08/15	3,400
200	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	200
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
11,300	Series B, Rev., VRDO, 0.010%, 09/08/15	11,300
6,900	Series B, Subseries B-2, Rev., VRDO, 0.010%, 09/08/15	6,900
5,600	Series B, Subseries B-4, Rev., VRDO, 0.010%, 09/08/15	5,600
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series AA, Subseries AA-2, Rev., VRDO, 0.020%, 09/08/15	700
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
7,700	Series 2008 BB-1, Rev., VRDO, 0.020%, 09/08/15	7,700
5,050	Series BB, Rev., VRDO, 0.010%, 09/08/15	5,050
4,565	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.020%, 09/08/15	4,565
700	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A, Subseries A-1, Rev., VRDO, 0.020%, 09/08/15	700
4,450	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, LOC: The Bank of New York Mellon Corporation, 0.010%, 09/08/15	4,450
8,230	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.020%, 09/08/15	8,230
	New York Liberty Development Corp.,
5,970	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	5,970

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.050%, 09/08/15 (e)	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 09/08/15 (e)	7,500
	New York Mortgage Agency, Homeowner Mortgage,
2,900	Series 153, Rev., VRDO, AMT, 0.030%, 09/08/15	2,900
7,000	Series 162, Rev., VRDO, 0.030%, 09/08/15	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC, LIQ: Citibank N.A., 0.030%, 09/08/15	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15	6,175
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.020%, 09/08/15	550
2,200	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	2,200
8,810	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.010%, 09/08/15	8,810
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.020%, 09/08/15	55,975
	New York State Dormitory Authority, Fordham University,
9,210	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	9,210
9,375	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	9,375
10,000	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Barclays Bank plc, 0.020%, 09/08/15	10,000
13,595	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.010%, 09/08/15	13,595
2,855	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.020%, 09/08/15	2,855
6,325	New York State Dormitory Authority, St. Johns University, Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/08/15	6,325
1,655	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	1,655

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
15,835	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.040%, 09/08/15	15,835
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.010%, 09/08/15	6,150
11,435	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	11,435
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 09/08/15	1,150
15,000	New York State Housing Finance Agency, 205 East 92nd Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	15,000
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.020%, 09/08/15	2,000
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.020%, 09/08/15	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.010%, 09/08/15	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	9,300
38,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	38,900
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 09/08/15	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.010%, 09/08/15	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.020%, 09/08/15	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	15,750

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	13

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
	New York State Housing Finance Agency, Manhattan West Residential Housing,
26,500	Series A, Rev., VRDO, LOC: Bank of China, 0.070%, 09/08/15	26,500
12,500	Series A, VRDO, 0.070%, 09/08/15	12,500
15,050	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.020%, 09/08/15	15,050
	New York State Housing Finance Agency, Riverside Center 2 Housing,
5,200	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	5,200
12,500	Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/08/15	12,500
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.020%, 09/08/15	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 09/08/15	3,400
1,500	New York State Housing Finance Agency, Victory Housing, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.010%, 09/08/15	1,500
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 09/08/15	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.010%, 09/08/15	1,600
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	10,245
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 09/08/15	6,700
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.020%, 09/08/15	6,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., VRDO, LIQ: Citibank N.A., 0.030%, 09/08/15	4,800
2,080	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.150%, 09/08/15	2,080

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	New York — continued
500	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., LOC: Wells Fargo Bank N.A., 0.010%, 09/08/15	500
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.060%, 09/08/15	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.030%, 09/08/15	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 09/08/15	5,000
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
500	Series 2001B, VRDO, 0.010%, 09/08/15	500
20,000	Subseries B-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/08/15	20,000

	Total Weekly Demand Notes (Cost $774,485)	774,485

SHARES
Variable Rate Demand Preferred Shares — 6.7%
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.110%, 09/08/15 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 09/08/15 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.100%, 09/08/15 # (e)	20,000
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.080%, 09/08/15 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $71,000)	71,000

	Total Investments — 99.9% (Cost $1,055,343) *	1,055,343
	Other Assets in Excess of Liabilities — 0.1%	1,455

	NET ASSETS — 100.0%	$1,056,798

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

J.P. Morgan Money Market Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AMT	— Alternative Minimum Tax
BAN	— Bond Anticipation Note
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CONS	— Consolidated Bonds
COP	— Certificate of Participation
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— Insured by National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Note
RE	— Reinsured
Rev.	— Revenue

ROCS	— Reset Option Certificates
TAN	— Tax Anticipation Note
TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2015.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	— The cost of securities is substantially the same for federal income tax purposes.
#	— Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	15

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$1,588,478		$1,055,343
Cash	—	(a)	2
Due from custodian	8,292		—
Receivables:
Investment securities sold	2,554		975
Interest from non-affiliates	851		597
Other assets	14		11

Total Assets	1,600,189		1,056,928

LIABILITIES:
Payables:
Distributions	1		1
Investment securities purchased	8,292		—
Accrued liabilities:
Investment advisory fees	15		17
Administration fees	31		25
Custodian and accounting fees	31		20
Trustees’ and Chief Compliance Officer’s fees	—		—	(a)
Audit fees	30		30
Printing and mailing costs	22		19
Transfer agent fees	10		18
Other	1		—	(a)

Total Liabilities	8,433		130

Net Assets	$1,591,756		$1,056,798

NET ASSETS:
Paid-in-Capital	$1,591,574		$1,056,848
Accumulated undistributed (distributions in excess of) net investment income	(21)		(79)
Accumulated net realized gains (losses)	203		29

Total Net Assets	$1,591,756		$1,056,798

Net Assets:
E*Trade	$1,057,345		$372,733
Morgan	361,586		494,374
Reserve	—		123,806
Service	172,825		65,885

Total	$1,591,756		$1,056,798

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
E*Trade	1,057,019		372,728
Morgan	361,606		494,397
Reserve	—		123,815
Service	172,846		65,885

Net Asset Value offering and redemption price per share (all classes)	$1.00		$1.00

Cost of investments in non-affiliates	$1,588,478		$1,055,343

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

	California Municipal Money Market Fund	New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$618	$582

EXPENSES:
Investment advisory fees	627	441
Administration fees	545	383
Distribution fees:
E*Trade	3,223	1,154
Morgan	170	264
Reserve	—	160
Service	457	183
Shareholder servicing fees:
E*Trade	1,611	577
Morgan	596	925
Reserve	—	191
Service	229	92
Custodian and accounting fees	37	24
Professional fees	29	27
Trustees’ and Chief Compliance Officer’s fees	5	3
Printing and mailing costs	37	28
Registration and filing fees	11	14
Transfer agent fees (See Note 2.E.)	15	38
Other	9	6

Total expenses	7,601	4,510

Less fees waived	(7,061)	(3,980)

Net expenses	540	530

Net investment income (loss)	78	52

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	186	—

Change in net assets resulting from operations	$264	$52

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$78	$153	$52	$118
Net realized gain (loss)	186	96	—	51

Change in net assets resulting from operations	264	249	52	169

DISTRIBUTIONS TO SHAREHOLDERS:
E*Trade
From net investment income	(54)	(102)	(19)	(37)
From net realized gains	—	(71)	—	(8)
Morgan
From net investment income	(17)	(38)	(24)	(56)
From net realized gains	—	(24)	—	(11)
Reserve
From net investment income	—	—	(6)	(17)
From net realized gains	—	—	—	(3)
Service
From net investment income	(7)	(13)	(3)	(6)
From net realized gains	—	(10)	—	(2)

Total distributions to shareholders	(78)	(258)	(52)	(140)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	29,663	2,572	(83,102)	(149,399)

NET ASSETS:
Change in net assets	29,849	2,563	(83,102)	(149,370)
Beginning of period	1,561,907	1,559,344	1,139,900	1,289,270

End of period	$1,591,756	$1,561,907	$1,056,798	$1,139,900

Accumulated undistributed (distributions in excess of) net investment income	$(21)	$(21)	$(79)	$(79)

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	California Municipal Money Market Fund		New York Municipal Money Market Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
E*Trade
Proceeds from shares issued	$159,333	$360,640	$77,181	$189,766
Distributions reinvested	54	173	19	45
Cost of shares redeemed	(196,926)	(297,823)	(100,412)	(167,385)

Change in net assets resulting from E*Trade capital transactions	$(37,539)	$62,990	$(23,212)	$22,426

Morgan
Proceeds from shares issued	$885,545	$1,587,876	$587,800	$1,073,955
Distributions reinvested	17	51	20	53
Cost of shares redeemed	(842,487)	(1,683,254)	(636,334)	(1,154,794)

Change in net assets resulting from Morgan capital transactions	$43,075	$(95,327)	$(48,514)	$(80,786)

Reserve
Proceeds from shares issued	$—	$—	$1,985,472	$9,795,651
Distributions reinvested	—	—	6	15
Cost of shares redeemed	—	—	(1,997,506)	(9,893,078)

Change in net assets resulting from Reserve capital transactions	$—	$—	$(12,028)	$(97,412)

Service
Proceeds from shares issued	$123,047	$231,633	$37,722	$159,459
Distributions reinvested	7	23	3	8
Cost of shares redeemed	(98,927)	(196,747)	(37,073)	(153,094)

Change in net assets resulting from Service capital transactions	$24,127	$34,909	$652	$6,373

Total change in net assets resulting from capital transactions	$29,663	$2,572	$(83,102)	$(149,399)

SHARE TRANSACTIONS:
E*Trade
Issued	159,333	360,640	77,181	189,766
Reinvested	54	173	19	45
Redeemed	(196,926)	(297,823)	(100,412)	(167,385)

Change in E*Trade Shares	(37,539)	62,990	(23,212)	22,426

Morgan
Issued	885,545	1,587,876	587,800	1,073,955
Reinvested	17	51	20	53
Redeemed	(842,487)	(1,683,254)	(636,334)	(1,154,794)

Change in Morgan Shares	43,075	(95,327)	(48,514)	(80,786)

Reserve
Issued	—	—	1,985,472	9,795,651
Reinvested	—	—	6	15
Redeemed	—	—	(1,997,506)	(9,893,078)

Change in Reserve Shares	—	—	(12,028)	(97,412)

Service
Issued	123,047	231,633	37,722	159,459
Reinvested	7	23	3	8
Redeemed	(98,927)	(196,747)	(37,073)	(153,094)

Change in Service Shares	24,127	34,909	652	6,373

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
California Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$1,057,345	0.07%	0.01%		1.07%
1.00	0.02		1,094,756	0.08	0.01		1.07
1.00	0.03		1,031,764	0.12	0.01		1.07
1.00	0.01		925,909	0.22	0.01		1.07
1.00	0.01		889,873	0.20	0.01		1.07
1.00	0.07		847,499	0.30	0.01		1.07

1.00	0.01		361,586	0.07	0.01		0.62
1.00	0.02		318,472	0.08	0.01		0.62
1.00	0.02		413,810	0.12	0.01		0.62
1.00	0.00	(e)	398,310	0.23	0.00	(e)	0.62
1.00	0.00	(e)	401,491	0.21	0.00	(e)	0.62
1.00	0.06		399,696	0.31	0.00	(e)	0.62

1.00	0.01		172,825	0.07	0.01		1.07
1.00	0.02		148,679	0.07	0.01		1.07
1.00	0.02		113,770	0.12	0.01		1.07
1.00	0.00	(e)	93,653	0.23	0.00	(e)	1.07
1.00	0.00	(e)	111,357	0.20	0.00	(e)	1.07
1.00	0.06		122,928	0.31	0.00	(e)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income		Net realized gain		Total distributions
New York Municipal Money Market Fund
E*Trade
Six Months Ended August 31, 2015 (Unaudited)	$1.00	$—	(d)	$—	(d)	$—	(d)	$—	(d)	$—		$—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Morgan
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Reserve
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

Service
Six Months Ended August 31, 2015 (Unaudited)	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2015	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2014	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 28, 2013	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended February 29, 2012	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—		—	(d)
Year Ended February 28, 2011	1.00	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(d)	Amount rounds to less than $0.01.
(e)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits

$1.00	0.01%		$372,733	0.10%	0.01%		1.07%
1.00	0.01		395,938	0.10	0.01		1.08
1.00	0.02		373,501	0.14	0.01		1.08
1.00	0.02		370,470	0.24	0.01		1.07
1.00	0.01		326,423	0.25	0.01		1.07
1.00	0.11		310,036	0.34	0.01		1.07

1.00	0.00	(e)	494,374	0.10	0.01		0.63
1.00	0.01		542,897	0.10	0.01		0.63
1.00	0.02		623,670	0.14	0.01		0.63
1.00	0.01		611,340	0.25	0.00	(e)	0.62
1.00	0.00	(e)	657,377	0.26	0.00	(e)	0.62
1.00	0.10		830,150	0.34	0.01		0.62

1.00	0.00	(e)	123,806	0.10	0.01		0.72
1.00	0.01		135,833	0.10	0.01		0.73
1.00	0.02		233,242	0.15	0.01		0.73
1.00	0.01		353,286	0.25	0.00	(e)	0.72
1.00	0.00	(e)	372,876	0.26	0.00	(e)	0.72
1.00	0.10		395,301	0.34	0.01		0.72

1.00	0.00	(e)	65,885	0.10	0.01		1.07
1.00	0.01		65,232	0.10	0.01		1.08
1.00	0.02		58,857	0.14	0.01		1.08
1.00	0.01		61,281	0.25	0.00	(e)	1.07
1.00	0.00	(e)	63,956	0.26	0.00	(e)	1.07
1.00	0.10		93,124	0.34	0.00	(e)	1.07

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Municipal Money Market Fund	E*Trade, Morgan and Service	Diversified
New York Municipal Money Market Fund	E*Trade, Morgan, Reserve and Service	Diversified

The investment objective of California Municipal Money Market Fund is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

The investment objective of New York Municipal Money Market Fund is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Funds.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

24	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

The following is a summary of the inputs used as of August 31, 2015, in valuing the Funds’ assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
California Municipal Money Market Fund
Total Investments in Securities (a)	$—	$1,588,478	$—	$1,588,478

New York Municipal Money Market Fund
Total Investments in Securities (a)	$—	$1,055,343	$—	$1,055,343

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOIs”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2015.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

As of August 31, 2015, the Funds did not have outstanding TBA commitments or when issued securities.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees are class-specific expenses. The amount of the transfer agent fees charged to each class of the Funds for the six months ended August 31, 2015 are as follows (amounts in thousands):

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund
Transfer agent fees	$9	$5	n/a	$1
New York Municipal Money Market Fund
Transfer agent fees	6	28	$3	1

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

G. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.07% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for E*Trade, Morgan, Reserve and Service Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.60%	0.10%	n/a	0.60%
New York Municipal Money Market Fund	0.60	0.10	0.25%	0.60

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	0.30%	0.35%	n/a	0.30%
New York Municipal Money Market Fund	0.30	0.35	0.30%	0.30

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short

26	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	E*Trade	Morgan	Reserve	Service
California Municipal Money Market Fund	1.00%	0.59%	n/a	1.05%
New York Municipal Money Market Fund	1.00	0.59	0.70%	1.05

The expense limitation agreements were in effect for the six months ended August 31, 2015, and are in place until at least June 30, 2016. In addition, the Funds’ service providers have voluntarily waived fees for the six months ended August 31, 2015. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration Fee	Shareholder Servicing	Total
California Municipal Money Market Fund	$82	$55	$286	$423
New York Municipal Money Market Fund	73	49	139	261

	Voluntary Waivers
	Investment Advisory	Administration Fee	Distribution	Shareholder Servicing	Total
California Municipal Money Market Fund	$382	$255	$3,850	$2,151	$6,638
New York Municipal Money Market Fund	188	125	1,761	1,645	3,719

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Federal Income Tax Matters

At February 28, 2015, the Funds did not have any net capital loss carryforwards.

5. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015, or at any time during the six months then ended.

6. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the New York Municipal Money Market Fund, which collectively represent a significant portion of the Fund’s outstanding shares.

The Funds each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. These securities generally have features that preserve their eligibility for investment under Rule 2a-7 under the 1940 Act without relying on the ratings or solvency of such bond insurers. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

7. Money Market Reform

On July 23, 2014, the SEC amended certain regulations under the 1940 Act that govern money market funds, requiring such funds be treated as Institutional, Retail or Government, in accordance with the criteria established by the SEC. Under these amendments, Retail and Government money market funds will be permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. Institutional money market funds will be required to move to a floating NAV. Further, non-Government money market funds must adopt policies and procedures to allow for the Board to impose certain liquidity fees and redemption gates. Money market funds that are required to comply with the floating NAV and liquidity fees and redemption gate requirements must do so by no later than October 14, 2016. At a February 2015 meeting, the Funds’ Board of Trustees approved management’s preliminary recommendation that the JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund seek to qualify as Retail money market funds on or before October 14, 2016.

28	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
California Municipal Money Market Fund
E*Trade
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical	1,000.00	1,024.78	0.36	0.07
Morgan
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.78	0.36	0.07
Service
Actual	1,000.00	1,000.10	0.35	0.07
Hypothetical	1,000.00	1,024.78	0.36	0.07

New York Municipal Money Market Fund
E*Trade
Actual	1,000.00	1,000.10	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Morgan
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Reserve
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10
Service
Actual	1,000.00	1,000.00	0.50	0.10
Hypothetical	1,000.00	1,024.63	0.51	0.10

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to certain J.P. Morgan Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consid-

eration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of the applicable Funds and their shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes

30	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded

AUGUST 31, 2015	J.P. MORGAN MONEY MARKET FUNDS	31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also considered the performance information provided for the Funds at regular Board meetings by the Adviser. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s performance was in the second quintile for both Morgan and Service Class shares for the one-, three-, and five-year periods ended December 31, 2014. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s performance was in the first, second and second quintiles for both Morgan and Service Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Municipal Money Market Fund’s net advisory fee for both the Morgan and Service Class shares was in the fifth quintile, and that the actual total expenses for Morgan and Service Class shares were in the second and first quintiles, respectively, of the Universe Group. After considering the factors identified above and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the New York Municipal Money Market Fund’s net advisory fee and actual total expenses for both the Morgan and Services shares were in the fifth and second quintiles of the Universe Group, respectively. After considering the factors identified above, and the additional voluntary fee waivers as a result of the ongoing low interest rate environment, the Trustees concluded that the advisory fee was reasonable.

32	J.P. MORGAN MONEY MARKET FUNDS	AUGUST 31, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-MMKTST-815

Semi-Annual Report

J.P. Morgan Tax Free Funds

August 31, 2015 (Unaudited)

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	1

J.P. Morgan Tax Free Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

While U.S. financial markets experienced increased volatility over the past six months, the municipal bond market generally performed well. Municipal bonds proved attractive to investors seeking defensive asset classes amid global market turmoil and tight supply of municipal bonds also supported bond prices. During the six month reporting period, municipal bond yields rose to levels comparable with U.S. Treasury bonds, and historically municipal bonds have outperformed Treasuries in periods of rising interest rates.

Tax free bond interest rates migrated downward early in the six month reporting period in response to weak U.S. growth in early 2015. As the economic data showed improvement and expectations of a U.S. Federal Reserve interest rate hike increased, tax free bond interest rates began to move upward and eventually settled into a trading range over the latter half of the six month reporting period. This second half backup in rates helped shorter-term securities to outperform other fixed income asset classes.

2	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.15%
Barclays LB California 1–17 Year Muni Bond Index	0.57%

Net Assets as of 8/31/2015 (In Thousands)	$275,100
Duration as of 8/31/2015	5.0 years

INVESTMENT OBJECTIVE**

The JPMorgan California Tax Free Bond Fund (the “Fund”) seeks to provide high after-tax total return for California residents consistent with moderate risk of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund underperformed the Barclays LB California 1-17 Year Municipal Bond Index (the “Benchmark”). Tax free bond interest rates migrated downward early in the six month reporting period in response to weak U.S. growth in early 2015. As the economic data showed improvement and expectations of a U.S. Federal Reserve interest rate hike increased, tax free bond interest rates began to move upward and eventually settled into a trading range over the latter half of the six month reporting period. This second half backup in rates helped shorter-term securities to outperform other fixed income asset classes.

Relative to the Benchmark, the Fund’s overweight position and longer duration in the water & sewer and local general obligation bond sectors detracted from performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturity. The Fund’s bias toward higher quality AAA and AA rated debt securities also detracted from performance versus the Benchmark.

The Fund’s overweight position and shorter duration in the hospital bond sector made a positive contribution to relative performance. The Fund’s holdings in bonds rated BBB also contributed to relative performance due to their shorter duration.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the California municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	13.9%
AA	75.2
A	9.6
BBB	0.4
BB	0.4
NR	0.5

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	3

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
Without Sales Charge		0.10%	1.38%	3.22%	3.86%
With Sales Charge**		(3.62)	(2.47)	2.43	3.46
CLASS C SHARES	February 19, 2005
Without CDSC		(0.15)	0.83	2.69	3.35
With CDSC***		(1.15)	(0.17)	2.69	3.35
INSTITUTIONAL CLASS SHARES	December 23, 1996	0.15	1.42	3.31	3.97
SELECT CLASS SHARES	April 21, 1997	0.04	1.38	3.26	3.90

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/2015)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, the Barclays LB California 1-17 Year Muni Index and the Lipper California Intermediate Municipal Debt Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays LB California 1-17 Year Muni Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays LB California 1-17 Year Muni Index represents the performance of California municipal bonds with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.14%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.34%

Net Assets as of 8/31/2015 (In Thousands)	$3,935,009
Duration as of 8/31/2015	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Intermediate Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund underperformed the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”). During the reporting period, bonds rated higher quality outperformed lower rated bonds and shorter duration debt securities outperformed those of longer duration. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration show greater price sensitivity to changes in interest rates versus bonds with shorter duration.

The Fund’s longer duration position in industrial development revenue/pollution control revenue detracted from performance relative to the Benchmark. The Fund’s underweight position in the hospitals sector and its underweight position in Florida and Washington state bonds also detracted from relative performance.

The Fund’s shorter duration position in the pre-refunded and housing sectors made a positive contribution to performance relative to the Benchmark, as did the Fund’s overweight position in the 8-10 year duration bond sector. The Fund’s underweight position in state government obligation bonds and its overweight position in the water & sewer sector also helped its relative performance. The Fund’s overweight position in bonds rated AA and higher and its underweight position in bonds rated A and lower also contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. For liquidity, and to enhance the Fund’s overall credit quality, the Fund maintained its overweight position versus the Benchmark in pre-refunded bonds.

CREDIT QUALITY ALLOCATIONS***
AAA	34.5%
AA	56.6
A	7.9
BBB	0.1
NR	0.9

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	5

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	December 31, 2003
Without Sales Charge		0.08%	1.05%	2.40%	3.34%
With Sales Charge**		(3.67)	(2.73)	1.63	2.94
CLASS C SHARES	December 31, 2003
Without CDSC		(0.29)	0.27	1.72	2.65
With CDSC***		(1.29)	(0.73)	1.72	2.65
INSTITUTIONAL CLASS SHARES	September 10, 2001	0.20	1.30	2.66	3.59
SELECT CLASS SHARES	January 1, 1997	0.14	1.11	2.56	3.49

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.20%
Barclays New York Competitive Intermediate (1–17 Year) Maturities Index	0.67%

Net Assets as of 8/31/2015 (In Thousands)	$441,077
Duration as of 8/31/2015	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan New York Tax Free Bond Fund (the “Fund”) seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the six months ended August 31, 2015, the Fund underperformed the Barclays New York Competitive Intermediate (1-17 year) Maturities Index (the “Benchmark”). Tax free bond interest rates migrated downward early in the six month reporting period in response to weak U.S. growth in early 2015. As the economic data showed improvement and expectations of a U.S. Federal Reserve interest rate hike increased, tax free bond interest rates began to move upward and eventually settled into a trading range over the latter half of the six month reporting period. This second half backup in rates helped shorter-term securities to outperform other fixed income asset classes.

Relative to the Benchmark, the Fund’s longer duration in the special tax and industrial development revenue bonds detracted from performance. The longer duration in bonds rated AAA and AA also detracted from performance versus the Benchmark.

The Fund’s shorter duration and its overweight position in the local general obligation and housing bond sectors made positive contributions to the Fund’s relative performance. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer maturity will experience a larger increase or decrease in price as interest rates rise or fall, respectively, compared with bonds with shorter maturity.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers preferred to invest in issuances from large, highly rated state and local municipalities. Among revenue bond sectors, the Fund preferred essential service sectors. However, Fund positioning is generally a result of security structure, duration, credit quality and the unique characteristics of the New York state municipal bond market.

CREDIT QUALITY ALLOCATIONS***
AAA	28.2%
AA	63.5
A	5.7
BBB	0.3
NR	2.3

J.P. Morgan Investment Management receives credit ratings on underlying securities of the portfolio from three major rating agencies — S&P, Moody’s and Fitch. When calculating credit quality breakdown, S&P is used as the primary independent rating agency source. Where an S&P rating is not available for a particular security, the Moody’s rating will be used, if available, and Fitch, if available, is used for securities not rated by Moody’s or S&P. Securities not rated by any of the three agencies are reflected as not rated (NR).

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	7

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 16, 2001
Without Sales Charge		0.00%	0.60%	2.32%	3.39%
With Sales Charge**		(3.74)	(3.23)	1.55	3.00
CLASS C SHARES	January 31, 2003
Without CDSC		(0.34)	0.06	1.64	2.69
With CDSC***		(1.34)	(0.94)	1.64	2.69
INSTITUTIONAL CLASS SHARES	September 10, 2001	0.14	0.89	2.59	3.66
SELECT CLASS SHARES	January 1, 1997	0.20	0.86	2.44	3.49

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index and the Lipper Intermediate Municipal Debt Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays New York

Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.3% (t)
	California — 95.4%
	Certificate of Participation/Lease — 4.0%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	933
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,391
1,145	City of Los Angeles, Sonnenblick-Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	1,151
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,723
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,926
1,000	COP, 5.000%, 03/01/26	1,150
1,500	COP, 5.000%, 03/01/27	1,720

		10,994

	Education — 5.6%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,126
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,828
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,898
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,220
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,190
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,157
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16	556
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,166
1,500	Series AM, Rev., 5.000%, 05/15/28	1,768
	University of California, Medical Center,
1,000	Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,014
1,500	Series D, Rev., 5.000%, 05/15/20	1,566

		15,489

	General Obligation — 31.5%
1,500	Counties of Napa & Sonoma, Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,211

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,459
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,180
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,428
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,462
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,247
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	979
1,000	County of Los Angeles, Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,141
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,655
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,143
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,227
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,310
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,757
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	746
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,163
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	959
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,081

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,000	County of San Diego, San Diego Community College District, Election of 2006, Series B, GO, 5.000%, 08/01/26	1,191
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,373
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,038
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,191
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,483
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,196
1,580	County of Santa Clara, Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,583
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,285
1,015	GO, Zero Coupon, 08/01/25	761
1,500	GO, Zero Coupon, 08/01/26	1,074
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,872
1,750	GO, 5.000%, 08/01/28	2,055
900	Series C, GO, 5.000%, 08/01/30	1,049
1,560	Series C, GO, 5.000%, 08/01/31	1,811
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,752
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,197
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,430
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,527
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,158
2,000	San Mateo County Community College District, Series B, GO, NATL-RE, Zero Coupon, 09/01/29	1,237
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	4,211

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
	State of California,
1,500	GO, 5.000%, 03/01/17	1,536
1,000	GO, 5.000%, 09/01/19	1,048
1,000	GO, 5.000%, 09/01/21	1,182
3,500	GO, 5.000%, 11/01/21	3,824
3,000	GO, 5.000%, 08/01/22	3,186
2,000	GO, 5.000%, 04/01/24	2,191
3,000	GO, 5.000%, 10/01/32	3,443
1,575	GO, 5.250%, 09/01/27	1,849
120	GO, NATL-RE-IBC, 6.250%, 10/01/19	121
1,500	State of California, Tax-Exempt Various Purpose, GO, 5.000%, 08/01/31	1,735
	State of California, Various Purpose,
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,475
2,000	GO, 5.000%, 12/01/29	2,337
2,310	GO, 5.250%, 10/01/22	2,683
1,000	GO, 5.500%, 04/01/23	1,154

		86,386

	Housing — 0.0% (g)
60	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	62

	Other Revenue — 14.5%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,139
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,382
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,152
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,133
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,718
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,117
1,000	Rev., 5.000%, 11/15/20	1,010
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	683
850	Series A, Rev., 5.000%, 08/15/28	996
655	Series A, Rev., 5.000%, 08/15/30	755

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,162
	California Health Facilities Financing Authority, Sutter Health,
1,000	Series A, Rev., 5.500%, 08/15/18	1,135
1,000	Series D, Rev., 5.000%, 08/15/25	1,165
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,170
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,743
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,173
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,051
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,074
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	594
1,500	County of Los Angeles, Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/20	1,766
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,661
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,327
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,719
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	598
270	Rev., 5.000%, 09/01/31	321
1,240	Sacramento City Financing Authority, Community Reinvestment Capital Improvement Program, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,304
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,717

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,518
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,509
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	934
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,137

		39,863

	Prerefunded — 10.8%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16 (p)	2,056
1,500	Series F-1, Rev., 5.000%, 04/01/19 (p)	1,712
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,746
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,895
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,576
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,658
620	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA, 7.500%, 05/01/23 (p)	766
1,000	County of Loma Linda, Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/15 (p)	1,012
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/16 (p)	1,565
	County of Los Angeles, Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	1,039
1,000	Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,080
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,751
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18 (p)	1,684

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	11

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,373
1,000	Los Angeles Harbor Department, Los Angeles International Airport, Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17 (p)	1,023
1,500	Sacramento County Sanitation Districts Financing Authority, Sacramento Regional County Sanitation District, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	1,554
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	688
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	940
715	State of California, Department of Water Resources Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	794
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17 (p)	1,751
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17 (p)	2,180

		29,843

	Special Tax — 0.6%
235	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	236
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,316

		1,552

	Transportation — 12.7%
	City of Long Beach Harbor,
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,172
1,000	Series A, Rev., 5.000%, 05/15/25	1,146
250	Series B, Rev., 5.000%, 05/15/24	306
250	Series B, Rev., 5.000%, 05/15/26	298
1,500	Series B, Rev., 5.000%, 05/15/26	1,713
225	Series B, Rev., 5.000%, 05/15/27	266
2,500	Series C, Rev., 5.000%, 11/15/18	2,824
1,250	City of Los Angeles, Department of Airports, Los Angeles International Airport, Series C, Rev., 5.000%, 05/15/31	1,449
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,662

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,309
1,000	Series A, Rev., 5.000%, 05/15/27	1,152
1,250	Series E, Rev., 4.500%, 05/15/16	1,288
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,248
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,163
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,700
1,000	Series B, Rev., 5.000%, 08/01/25	1,181
1,500	Los Angeles Harbor Department, Los Angeles International Airport, Series A, Rev., AMT, NATL-RE, 5.000%, 09/25/15	1,596
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,295
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,133
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,118
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,672
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,256
1,200	Series B, Rev., 5.000%, 05/01/18	1,333
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,613

		34,893

	Utility — 10.1%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,713
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,241
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,738
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,361
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	917
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,699

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,713
1,500	Series B, Rev., 5.250%, 07/01/23	1,727
1,500	Series B, Rev., 5.250%, 07/01/24	1,725
1,500	Series C, Rev., 5.000%, 07/01/27	1,776
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,758
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,170
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,352
285	State of California, Department of Water Resources Power Supply, Unrefunded Balance, Series H, Rev., 5.000%, 05/01/22	316
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,619

		27,825

	Water & Sewer — 5.6%
	California State Department of Water Resources, Central Valley Project, Water System,
1,625	Series AF, Rev., 5.000%, 12/01/24	1,835
1,700	Series AF, Rev., 5.000%, 12/01/25	1,918
145	Series AG, Rev., 5.000%, 12/01/24	167
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,172
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,769
1,000	Series D, Rev., 5.000%, 07/01/20	1,143
2,000	Series F, Rev., 5.000%, 07/01/28	2,376
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/25	1,702
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,117
2,000	Series B, Rev., 5.000%, 08/01/25	2,282

		15,481

	Total California	262,388

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Illinois — 0.7%
	Transportation — 0.7%
2,000	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,029

	Kentucky — 0.4%
	Other Revenue — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,128

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,085

	Texas — 0.4%
	Prerefunded — 0.4%
1,000	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/16 (p)	1,028

	Total Municipal Bonds (Cost $250,618)	267,658

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
4,648	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $4,648)	4,648

	Total Investments — 99.0% (Cost $255,266)	272,306
	Other Assets in Excess of Liabilities — 1.0%	2,794

	NET ASSETS — 100.0%	$275,100

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.9% (t)
	Alabama — 0.8%
	Education — 0.4%
	Alabama Public School & College Authority, Capital Improvement,
10,000	Rev., 5.000%, 12/01/16	10,582
2,000	Series A, Rev., 5.000%, 02/01/23	2,392
2,000	Series A, Rev., 5.000%, 02/01/24	2,414
2,000	Series A, Rev., 5.000%, 02/01/25	2,398

		17,786

	Other Revenue — 0.3%
3,910	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	4,505
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,041
3,590	Rev., 5.000%, 03/01/27	4,184

		10,730

	Prerefunded — 0.1%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	2,005
	City of Huntsville, School Capital Improvement Warrants,
2,000	Series B, GO, 5.000%, 09/01/18 (p)	2,241

		4,246

	Total Alabama	32,762

	Alaska — 0.7%
	Other Revenue — 0.6%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,232
	Alaska Municipal Bond Bank,
165	Series 2009-1, Rev., 5.250%, 09/01/23	184
30	Series 2009-1, Rev., 5.375%, 09/01/25	33
30	Series 2009-1, Rev., 5.500%, 09/01/27	34
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,091

		24,574

	Prerefunded — 0.1%
	Alaska Municipal Bond Bank Authority,
835	Rev., 5.250%, 09/01/18 (p)	941
970	Rev., 5.375%, 09/01/18 (p)	1,097
970	Rev., 5.500%, 09/01/18 (p)	1,101

		3,139

	Total Alaska	27,713

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arizona — 2.8%
	Certificate of Participation/Lease — 0.6%
15,000	Arizona School Facilities Board, COP, 5.750%, 09/01/18	17,061
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,153
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,141
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,245

		23,600

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,970
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,136

		4,106

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,864
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,054
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,149
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,337

		9,404

	Hospital — 0.1%
2,500	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/23	2,718
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,097

		3,815

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,028

	Other Revenue — 0.4%
5,000	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	5,430
	County of Pima, Sewer System,
2,150	Series B, Rev., 5.000%, 07/01/22	2,497
1,000	Series B, Rev., 5.000%, 07/01/24	1,162

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,226
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,166
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,000
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,946

		14,427

	Prerefunded — 0.6%
	Arizona School Facilities Board,
1,000	Series 9/1/2018, COP, 5.250%, 09/01/18 (p)	1,127
1,680	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	1,680
5,000	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/15 (p)	5,000
	Arizona Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16 (p)	5,196
2,000	Series A, Rev., 5.000%, 07/01/18 (p)	2,226
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,397
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,536

		23,162

	Special Tax — 0.0% (g)
500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	540

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,146
2,000	Series A, Rev., 5.000%, 07/01/27	2,268
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,745

		5,159

	Utility — 0.4%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,733
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,493

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,096
500	Series A, Rev., 5.000%, 01/01/21	562
1,000	Series A, Rev., 5.000%, 01/01/22	1,095
4,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	5,036

		14,015

	Water & Sewer — 0.3%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,146
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,717
1,875	Rev., 5.250%, 07/01/23	2,320
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,253
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,260

		9,696

	Total Arizona	108,952

	California — 17.4%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	7,693
	Deserts Sands, Unified School District,
1,000	COP, 4.000%, 03/01/19	1,087
1,250	COP, 5.000%, 03/01/22	1,456
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,413

		11,649

	Education — 1.6%
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	921
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,207
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,094

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	15

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,305
5,130	Series H, Rev., 5.000%, 09/01/30	5,922
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,508
	California State University, Systemwide,
2,350	Series A, Rev., 5.000%, 11/01/23	2,876
3,225	Series A, Rev., 5.000%, 11/01/24	3,991
2,285	Series A, Rev., 5.000%, 11/01/30	2,689
	Regents of the University of California,
2,350	Series AO, Rev., 5.000%, 05/15/23	2,864
1,435	Series AO, Rev., 5.000%, 05/15/25	1,764
	Regents of the University of California, Limited Project,
3,500	Series I, Rev., 5.000%, 05/15/22	4,207
2,000	Series I, Rev., 5.000%, 05/15/23	2,433
4,500	Series I, Rev., 5.000%, 05/15/24	5,515
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,405
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,873

		64,574

	General Obligation — 8.6%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,426
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,125
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	474
910	GO, AGM, 5.000%, 08/01/25	948
3,000	County of Los Angeles, Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/27	3,598
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,592
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.000%, 09/01/25	1,670
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,968
3,540	GO, 5.000%, 08/01/30	4,092

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,000	County of San Diego, Carlsbad Unified School District, 2006 Election, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,918
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	13,746
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,182
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,648
1,000	Series C, GO, Zero Coupon, 08/01/27	693
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,067
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,983
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,864
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,496
	Los Angeles Community College District,
2,500	Series A, GO, 4.000%, 08/01/33	2,638
9,000	Series A, GO, 5.000%, 08/01/30	10,561
15,000	Series A, GO, 5.000%, 08/01/31	17,523
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	10,794
	Los Angeles Unified School District,
9,000	Series A-2, GO, 5.000%, 07/01/21	10,659
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,038
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,130
11,670	Series C, GO, 5.000%, 07/01/24	14,285
36,915	Series C, GO, 5.000%, 07/01/25	45,023
5,505	Series C, GO, 5.000%, 07/01/26	6,643
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	7,038
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.000%, 08/01/25	4,605
1,750	GO, 5.000%, 08/01/26	2,128
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	5,917
4,000	San Jacinto Unified School District, GO, 5.000%, 08/01/31	4,606
5,000	State of California, GO, 5.000%, 08/01/16	5,219

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	State of California, Various Purpose,
14,100	GO, 5.000%, 04/01/17	15,081
1,000	GO, 5.000%, 09/01/19	1,147
4,655	GO, 5.000%, 09/01/20	4,766
12,120	GO, 5.000%, 03/01/25	14,766
100	GO, 5.000%, 10/01/29	110
24,000	GO, 5.000%, 08/01/30	27,933
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,593
6,800	GO, 5.500%, 04/01/21	7,843
15,000	GO, 5.625%, 04/01/26	17,350
6,685	GO, 6.500%, 04/01/33	7,916
1,565	GO, AMBAC, 5.000%, 02/01/27	1,914
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,933

		338,654

	Other Revenue — 3.1%
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,715
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,330
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,856
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,158
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
3,500	Series A, Rev., 5.000%, 06/01/19	3,514
1,750	Series A, Rev., 5.000%, 06/01/20	1,757
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,318
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,451
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,600
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31	3,917
3,075	Series B, Rev., 5.000%, 07/01/32	3,530

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,900
2,000	Series C, Rev., 5.000%, 06/01/26	2,359
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,377
2,000	Rev., AGM, 5.000%, 08/01/20	2,203
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,706
1,250	Series A, Rev., 5.000%, 06/01/20	1,449
1,000	Series A, Rev., 5.000%, 06/01/21	1,174
4,000	Series A, Rev., 5.000%, 06/01/32	4,556
10,855	Series A, Rev., 5.000%, 06/01/33	12,257
10,000	Series A, Rev., 5.000%, 06/01/34	11,282
7,500	Series A, Rev., 5.000%, 06/01/40	8,298
5,000	Series A, Rev., 5.000%, 06/01/45	5,489
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,292
10,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	11,695
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,428
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29	9,899

		122,514

	Prerefunded — 1.6%
7,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Series B, Rev., VAR, 1.500%, 04/02/18 (p)	7,066
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,328
35	Series C, Rev., 6.500%, 10/01/18 (p)	41
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	2,870
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,301
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,809
10,315	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.000%, 07/01/16 (p)	10,716

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	17

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	962
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,712
	University of California,
25,000	Series O, Rev., 5.750%, 05/15/19 (p)	29,300

		63,105

	Utility — 0.9%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series D, Rev., 5.000%, 07/01/28	1,472
2,710	Series D, Rev., 5.000%, 07/01/30	3,162
2,500	Series D, Rev., 5.000%, 07/01/31	2,900
4,750	Series D, Rev., 5.000%, 07/01/34	5,447
250	Series D, Rev., 5.000%, 07/01/35	286
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,859
9,545	Series A, Rev., 5.250%, 11/15/22	11,007
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,815

		33,948

	Water & Sewer — 1.3%
300	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	367
2,890	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	3,328
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,907
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,078
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,232
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,396
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,586
13,095	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/29	15,343
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,017
2,165	Series A, Rev., 5.000%, 05/15/22	2,472
6,200	Series A, Rev., 5.000%, 05/15/23	7,067
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/23	1,155

		50,948

	Total California	685,392

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Colorado — 3.5%
	General Obligation — 1.0%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,888
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,482
9,500	GO, 5.000%, 12/15/22	11,398

		40,768

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,259

	Prerefunded — 2.4%
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,268
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	27,415
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,696
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,539
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,665
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,300
750	Series A, Rev., 5.750%, 06/01/19 (p)	876

		92,759

	Total Colorado	138,786

	Connecticut — 0.7%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,717
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,007

		14,724

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,357
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,419

		2,776

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	122
350	Series A, Rev., 5.000%, 08/15/25	422
150	Series A, Rev., 5.000%, 08/15/26	180
250	Series A, Rev., 5.000%, 08/15/27	297
300	Series A, Rev., 5.000%, 08/15/29	352
100	Series A, Rev., 5.500%, 08/15/23	126
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	4,935
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,368

		8,802

	Transportation — 0.0% (g)
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,307

	Total Connecticut	28,609

	Delaware — 0.4%
	General Obligation — 0.3%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,332
4,000	Series B, GO, 5.000%, 07/01/22	4,818
3,710	Series B, GO, 5.000%, 07/01/23	4,527
1,000	Series C, GO, 5.000%, 10/01/25	1,254
350	State of Delaware, Unrefunded, GO, 5.000%, 07/01/23	407

		13,338

	Prerefunded — 0.1%
1,650	State of Delaware, Prerefunded, GO, 5.000%, 07/01/20 (p)	1,932

	Total Delaware	15,270

	District of Columbia — 0.2%
	Other Revenue — 0.2%
500	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	500
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,777

	Total District of Columbia	6,277

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Florida — 1.9%
	General Obligation — 1.1%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,512
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,264
1,250	Series A, GO, 5.000%, 06/01/25	1,462
14,600	Series D, GO, 5.000%, 06/01/24	17,055
1,260	Series D, GO, 5.500%, 06/01/18	1,419
4,515	Series E, GO, 5.000%, 06/01/19	5,149
4,740	Series E, GO, 5.000%, 06/01/20	5,526
5,800	Series F, GO, 5.000%, 06/01/20	6,067

		44,454

	Housing — 0.1%
1,440	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	1,517
775	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	809

		2,326

	Other Revenue — 0.4%
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,149
1,250	Rev., 5.000%, 04/01/24	1,450
765	City of Gulf Breeze, Local Government Loan Program, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	772
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,690
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,378
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,760
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,080

		14,279

	Prerefunded — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17 (p)	4,047

	Utility — 0.0% (g)
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,672

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	19

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	590
8,200	County of Miami-Dade, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	8,634

		9,224

	Total Florida	76,002

	Georgia — 3.2%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,238

	General Obligation — 0.8%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,889
2,000	GO, 5.000%, 02/01/26	2,295
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, GO, 5.250%, 02/01/28	6,293
1,500	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	1,594
	State of Georgia,
10,000	Series B, GO, 5.000%, 01/01/20	11,298
7,515	Series G, GO, 5.000%, 10/01/16	7,898

		32,267

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,054

	Other Revenue — 0.4%
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,208
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,731
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,530
1,015	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,110

		17,579

	Prerefunded — 0.1%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,504

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.3%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,946

	Utility — 0.3%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,157
1,960	Rev., 5.000%, 12/01/22	2,265
1,000	Rev., 5.000%, 12/01/23	1,152
4,250	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/30	4,935
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,702

		11,211

	Water & Sewer — 1.1%
2,110	City of Atlanta, Water & Wastewater, Rev., 5.000%, 11/01/29	2,462
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,369
445	Series A, Rev., 5.000%, 05/01/27	523
595	Series A, Rev., 5.000%, 05/01/28	695
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	7,020
6,565	Rev., 5.000%, 07/01/21	7,427
	County of DeKalb , Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,773
8,660	Series B, Rev., 5.250%, 10/01/23	10,522
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,859

		43,650

	Total Georgia	127,449

	Hawaii — 1.0%
	General Obligation — 0.6%
	City & County of Honolulu,
8,695	Series B, GO, 5.000%, 10/01/27	10,503
3,000	Series C, GO, 5.000%, 10/01/25	3,705
3,000	Series C, GO, 5.000%, 10/01/27	3,624
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,105
5,000	Series DY, GO, 5.000%, 02/01/19	5,645

		24,582

	Transportation — 0.4%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,629

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
520	Rev., 5.250%, 01/01/18	574
5,120	Rev., 5.250%, 01/01/21	5,738
2,450	Rev., 6.000%, 01/01/29	2,795

		15,736

	Total Hawaii	40,318

	Idaho — 0.6%
	Prerefunded — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	13,917

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.000%, 07/15/25	3,012
4,800	Series A, Rev., GRAN, 5.000%, 07/15/26	5,679

		8,691

	Total Idaho	22,608

	Illinois — 2.4%
	General Obligation — 0.7%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,760
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,529
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,538
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,123
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,000	Series A, GO, 5.000%, 01/01/34	1,096
1,500	Series D, GO, 5.000%, 01/01/27	1,715
1,700	Series D, GO, 5.000%, 01/01/34	1,864
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,715
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,003
830	GO, 5.750%, 06/01/27	923
620	GO, 5.750%, 06/01/28	683

		24,949

	Other Revenue — 0.4%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	160

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
200	Rev., 5.000%, 01/01/21	214
150	Rev., 5.000%, 01/01/22	161
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,833
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,151
2,000	Series A, Rev., 5.000%, 11/15/23	2,332
1,000	Series A, Rev., 5.000%, 11/15/24	1,174
4,000	Series A, Rev., 5.000%, 11/15/34	4,400
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,962
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,543

		16,930

	Prerefunded — 0.7%
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,437
6,650	County of DuPage, Forest Preservation District, Series A, GO, 3.500%, 11/01/15 (p)	6,687
4,320	County of Winnebago, Public Safety Sales Tax Alternate Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,389
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16 (p)	13,626
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,329

		30,468

	Transportation — 0.4%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,074
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,139

		17,213

	Water & Sewer — 0.2%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,306
700	Rev., 5.000%, 01/01/22	757
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,642
600	Rev., 5.000%, 11/01/22	660

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,000	Rev., 5.000%, 11/01/27	1,075
500	Rev., 5.000%, 11/01/30	528

		5,968

	Total Illinois	95,528

	Indiana — 1.4%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,332
1,000	Series A, Rev., 5.000%, 06/01/32	1,151
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	337
750	Rev., 5.000%, 07/15/23	900
1,255	Rev., 5.000%, 07/15/24	1,523

		6,243

	Other Revenue — 1.1%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	381
375	Series B, Rev., 5.000%, 01/01/23	434
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,215	Rev., 5.000%, 02/01/24	1,453
1,150	Rev., 5.000%, 08/01/24	1,369
500	Rev., 5.000%, 02/01/25	590
1,140	Rev., 5.000%, 08/01/26	1,327
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,087
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,717
5,205	Series A, Rev., 5.000%, 02/01/30	5,906
18,805	Series C, Rev., 5.000%, 02/01/21	21,595
3,000	Series C, Rev., 5.000%, 02/01/30	3,443
1,210	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,318

		42,620

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,170

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	848

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
1,245	Series D, Rev., 5.000%, 01/01/24	1,465

		2,313

	Water & Sewer — 0.0% (g)
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,161

	Total Indiana	55,507

	Iowa — 0.8%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,579
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,200

		8,779

	Housing — 0.0% (g)
350	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	361

	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,337
12,905	Rev., 5.000%, 08/01/29	14,976
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	587

		21,900

	Total Iowa	31,040

	Kansas — 2.6%
	General Obligation — 0.1%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,563
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	768

		4,331

	Prerefunded — 1.4%
25,000	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,961
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,238
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/15 (p)	5,000

		54,199

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.1%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,309
3,800	Series A, Rev., 5.000%, 09/01/22	4,370
	State of Kansas, Department of Transportation, Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,330
2,500	Series A, Rev., 5.000%, 09/01/18	2,803
7,000	Series A, Rev., 5.000%, 09/01/19	8,052
7,000	Series A, Rev., 5.000%, 09/01/20	8,218
5,750	Series C, Rev., 5.000%, 09/01/24	7,072

		43,154

	Total Kansas	101,684

	Kentucky — 0.8%
	Other Revenue — 0.2%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,056
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,692
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,163
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,383
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,672
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,130
	Kentucky State Property & Buildings Commission, Unrefunded Balance,
10	Rev., NATL-RE, 5.000%, 03/01/19	10
30	Rev., NATL-RE, 5.000%, 03/01/20	32

		8,138

	Prerefunded — 0.3%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,236
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,634
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,089
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	3,164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
	Kentucky State Property & Buildings Commission,
2,210	Rev., NATL-RE, 5.000%, 03/01/17 (p)	2,357

		10,480

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	5,959

	Water & Sewer — 0.2%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,658
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,034
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,817

		7,509

	Total Kentucky	32,086

	Louisiana — 2.0%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,586
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,077
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,099

		3,762

	Housing — 0.0% (g)
258	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	267
740	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	787

		1,054

	Other Revenue — 0.5%
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,522
3,130	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,544

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,844
2,125	Rev., AGC, 5.000%, 08/01/21	2,398
3,490	Rev., AGC, 5.250%, 08/01/19	4,022
2,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	2,080

		18,410

	Prerefunded — 1.3%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,299
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17 (p)	1,905
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
7,060	Rev., AMBAC, 5.000%, 03/01/16 (p)	7,229
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,879
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,076
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,797
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,293
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,548

		52,026

	Transportation — 0.1%
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,443

	Total Louisiana	76,695

	Maryland — 0.6%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,435

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — 0.2%
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,770

	Private Placement — 0.0% (g)
369	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16	374

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	10,661
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18	2,419

		13,080

	Total Maryland	24,659

	Massachusetts — 3.8%
	Certificate of Participation/Lease — 0.3%
10,530	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	13,210

	Education — 0.2%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,661
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,146
2,100	Series M, Rev., 5.250%, 07/01/29	2,714

		9,521

	General Obligation — 2.2%
	Commonwealth of Massachusetts,
2,500	Series C, GO, 5.000%, 07/01/23	2,977
11,500	Series F, GO, 5.000%, 11/01/26	13,617
33,000	Series F, GO, 5.000%, 11/01/27	38,990
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,326
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/25	6,172
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,150

		88,232

	Other Revenue — 0.7%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,288
2,250	Series A, Rev., 5.250%, 07/01/25	2,802
5,000	Series A, Rev., 5.250%, 07/01/29	6,337

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,282
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,758

		25,467

	Prerefunded — 0.2%
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/16 (p)	1,043
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,270
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,115

		7,428

	Transportation — 0.1%
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,772

	Water & Sewer — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,839

	Total Massachusetts	149,469

	Michigan — 1.6%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,424

	General Obligation — 0.5%
2,060	City of Jackson, Capital Appreciation, Downtown Development, GO, AGM, Zero Coupon, 06/01/18	1,963
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,181
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,631
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,343
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,091
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,513
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,427
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	320
4,300	State of Michigan, GO, 5.000%, 12/01/28	5,091

		20,560

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — 0.1%
	Michigan State Housing Development Authority, Multi-Family Housing, Weston Apartments, Limited Obligation,
80	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	81
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,907

		1,988

	Other Revenue — 0.5%
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	6,813
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,121
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,111
170	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	170
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,391
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,534
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,543
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,675
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,342
610	Rev., 5.000%, 11/15/26	709
1,035	Rev., 5.000%, 11/15/27	1,199

		20,608

	Utility — 0.1%
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,140
1,000	Series A, Rev., 5.500%, 07/01/41	1,171
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,475
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,591

		5,377

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.3%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,187
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,014
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,799
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,050

		10,050

	Total Michigan	63,007

	Minnesota — 0.7%
	General Obligation — 0.7%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	561
800	Series A, GO, Zero Coupon, 02/01/23	668
800	Series A, GO, Zero Coupon, 02/01/24	639
1,075	Series A, GO, Zero Coupon, 02/01/25	826
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,405
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,709
10,000	Series H, GO, 5.000%, 11/01/19	11,541

		27,349

	Other Revenue — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,091

	Total Minnesota	28,440

	Mississippi — 0.9%
	Prerefunded — 0.9%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,339

	Missouri — 2.7%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/21	1,639
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	722

		2,361

	Housing — 0.0% (g)
185	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	196

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
430	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	457

		653

	Other Revenue — 0.8%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,624
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
8,000	Series A, Rev., 5.000%, 01/01/20	9,258
3,645	Series B, Rev., 5.000%, 07/01/22	4,297
3,740	Series B, Rev., 5.000%, 07/01/24	4,369
3,905	Series B, Rev., 5.000%, 07/01/29	4,516
2,050	Series B, Rev., 5.000%, 07/01/30	2,371
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,092

		32,527

	Prerefunded — 0.1%
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/17 (p)	3,163

	Transportation — 1.7%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,612
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	32,284
	Missouri Highways & Transportation Commission, Senior Lien,
7,985	Rev., 5.000%, 02/01/21	8,485
16,815	Series C, Rev., 5.000%, 02/01/22	20,102

		65,483

	Total Missouri	104,187

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,770
1,500	Rev., GAN, 5.000%, 06/01/23	1,654

	Total Montana	3,424

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Nebraska — 0.1%
	Other Revenue — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,122

	Prerefunded — 0.0% (g)
190	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16 (p)	193

	Utility — 0.1%
2,310	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,348

	Total Nebraska	4,663

	New Jersey — 2.6%
	Certificate of Participation/Lease — 0.2%
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,730
3,300	Series A, COP, 5.000%, 06/15/21	3,590

		6,320

	Education — 0.9%
	New Jersey EDA, School Facilities Construction,
14,000	Series XX, Rev., 4.250%, 06/15/26	13,707
6,500	Series XX, Rev., 5.000%, 06/15/19	6,909
9,500	Series XX, Rev., 5.000%, 06/15/21	10,072
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,427

		36,115

	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,583
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,060

		6,643

	Prerefunded — 1.0%
	Garden State Preservation Trust, Open Space & Farmland Preservations,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	32,303
7,750	New Jersey EDA, School Facilities Construction, Series P, Rev., 5.250%, 09/01/15 (p)	7,750
50	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.750%, 06/15/16 (p)	52

		40,105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — 0.1%
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	496
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,351

		5,847

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,336
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,476
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,536
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,714

		6,062

	Total New Jersey	101,092

	New Mexico — 1.0%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
345	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	364
1,025	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,084
1,245	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,322

		2,770

	Other Revenue — 0.3%
	City of Santa Fe,
930	Rev., 5.000%, 06/01/28	1,097
1,150	Rev., 5.000%, 06/01/29	1,347
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,230
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,948
1,645	Series B, Rev., 5.000%, 06/01/21	1,814
1,890	Series B, Rev., 5.000%, 06/01/26	2,070
2,050	Series B, Rev., 5.000%, 06/01/28	2,237
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,739

		13,482

	Special Tax — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	11,714

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,668

	Total New Mexico	39,634

	New York — 18.5%
	Education — 0.4%
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,727
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,896
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,775

		13,398

	General Obligation — 0.5%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,654
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,282
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,772
15	Series J, GO, 5.000%, 06/01/21	16
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	112

		20,836

	Other Revenue — 9.6%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,079
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	5,833
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,615
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,415
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,269

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,421
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	3,952
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,422
9,000	Series B, Rev., 5.000%, 02/01/26	10,354
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Subseries A-1, Rev., 5.000%, 11/01/21	1,512
10,690	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/22	12,248
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,534
	New York Convention Center Development Corporation, Hotel Unit fee Secured,
4,610	Rev., 5.000%, 11/15/24	5,523
2,250	Rev., 5.000%, 11/15/25	2,710
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,106
4,050	Series C, Rev., 5.000%, 04/01/17	4,337
20,000	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	22,864
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,678
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,368
	New York State Dormitory Authority, State Sales Tax,
26,300	Series A, Rev., 5.000%, 03/15/21	31,073
12,400	Series A, Rev., 5.000%, 03/15/25	15,102
5,500	Series A, Rev., 5.000%, 03/15/30	6,441
13,000	Series A, Rev., 5.000%, 03/15/31	15,159
22,225	Series A, Rev., 5.000%, 03/15/32	25,842
8,750	Series A, Rev., 5.000%, 03/15/44	9,898
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	631

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,363
2,000	Series A, Rev., 5.000%, 05/15/28	2,326
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	10,964
5,635	Series A, Rev., 5.000%, 06/15/25	6,914
4,345	Series B, Rev., 5.000%, 06/15/27	5,057
7,280	Series D, Rev., 5.000%, 06/15/25	8,738
5,325	Series D, Rev., 5.000%, 06/15/27	6,348
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,066
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,579
7,820	Series D, Rev., 5.500%, 01/01/19	8,935
	Sales Tax Asset Receivable Corp.,
665	Series A, Rev., 5.000%, 10/15/25	817
2,500	Series A, Rev., 5.000%, 10/15/26	3,040
3,785	Series A, Rev., 5.000%, 10/15/29	4,511
12,500	Series A, Rev., 5.000%, 10/15/31	14,744
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,358
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	29,950
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,181
	Utility Debt Securitization Authority,
1,500	Series TE, Rev., 5.000%, 12/15/29	1,765
4,250	Series TE, Rev., 5.000%, 12/15/41	4,823

		377,865

	Prerefunded — 0.3%
1,970	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	2,279
	New York State Dormitory Authority, State Personal Income Tax, Prerefunded,
4,745	Series D, Rev., 5.000%, 09/15/16 (p)	4,976
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	1,323

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,621

		14,199

	Special Tax — 4.9%
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	5,744
10,000	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Rev., 5.500%, 04/01/19	11,549
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	5,506
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,589
7,000	Series A, Rev., 5.000%, 03/15/27	8,375
10,000	Series A, Rev., 5.000%, 02/15/28	11,700
20,000	Series A, Rev., 5.000%, 12/15/28	23,363
5,000	Series A, Rev., 5.000%, 02/15/29	5,799
4,900	Series A, Rev., 5.000%, 12/15/29	5,704
3,000	Series A, Rev., 5.000%, 02/15/43	3,368
9,000	Series B, Rev., 5.000%, 03/15/24	10,691
	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance,
1,425	Series A, Rev., 5.250%, 02/15/27	1,604
5,255	Series D, Rev., 5.000%, 03/15/17	5,517
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,458
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.000%, 03/15/26	12,810
17,000	Series A, Rev., 5.250%, 03/15/19	19,389
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,097
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,679
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,516
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,691
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,339

		192,488

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 2.3%
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	13,742
3,000	Subseries C-1, Rev., 5.000%, 11/15/35	3,403
6,000	Subseries C-1, Rev., 5.250%, 11/15/29	7,167
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	22,595
2,050	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/17	2,188
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,403
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,467
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,509
5,000	Rev., 5.000%, 05/01/33	5,624
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,377
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,728
2,500	Series B, Rev., 5.000%, 11/15/30	2,949

		91,152

	Utility — 0.3%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,332
3,500	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/32	4,060

		10,392

	Water & Sewer — 0.2%
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,492
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,777

		6,269

	Total New York	726,599

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	North Carolina — 2.0%
	General Obligation — 1.1%
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,357
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	23,594
15,000	Series B, GO, 5.000%, 06/01/19	17,138

		43,089

	Other Revenue — 0.4%
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	465
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,243
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,717
3,500	Rev., 5.000%, 06/01/19	3,976
1,365	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/19	1,482

		13,883

	Prerefunded — 0.5%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,406
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	5,511
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	888
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
10,370	Series A, Rev., 5.000%, 05/01/19 (p)	11,826

		21,631

	Total North Carolina	78,603

	Ohio — 1.5%
	Education — 0.1%
820	Ohio Higher Educational Facility, Prerefunded, Rev., 5.000%, 11/01/19	896
2,475	Ohio Higher Educational Facility, Unrefunded Balance, Rev., 5.000%, 11/01/19	2,701

		3,597

	Housing — 0.0% (g)
275	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	279

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
7,770	Rev., 5.000%, 12/01/20	9,159
3,360	Rev., 5.000%, 12/01/24	4,135

		13,294

	Other Revenue — 0.4%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	832
750	Rev., 5.000%, 02/01/20	845
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,879
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,328
750	Series A, Rev., 5.750%, 07/01/28	873
1,400	Series A, Rev., 5.750%, 07/01/33	1,598
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., 5.000%, 12/01/21	126
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,844
2,000	Series B, Rev., 5.000%, 10/01/24	2,261

		15,586

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	7,663
760	County of Lake, Painesville City Local School District, School Improvement, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	769
885	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/17 (p)	969

		9,401

	Transportation — 0.1%
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,282

	Water & Sewer — 0.4%
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,384

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — continued
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
10,050	Rev., 4.000%, 11/15/49	10,100
1,500	Rev., 5.000%, 11/15/26	1,798

		14,282

	Total Ohio	58,721

	Oklahoma — 0.5%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,283
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	8,024

		9,307

	Housing — 0.0% (g)
230	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	245

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,626
5,000	Series A, Rev., 5.000%, 01/01/25	5,766

		10,392

	Total Oklahoma	19,944

	Oregon — 0.2%
	Prerefunded — 0.1%
	Oregon State Department of Administrative Services,
3,885	Series A, COP, 5.000%, 05/01/19 (p)	4,432

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,798

	Total Oregon	7,230

	Pennsylvania — 0.9%
	General Obligation — 0.3%
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,277
2,000	GO, AGM, 5.000%, 04/01/26	2,202
2,000	GO, AGM, 5.375%, 04/01/27	2,219
500	GO, AGM, 5.500%, 04/01/24	559

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/24	1,093
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,416
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,813

		13,579

	Hospital — 0.3%
5,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/16	5,228
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.969%, 12/01/24	4,862

		10,090

	Other Revenue — 0.0% (g)
625	County of Allegheny, West View Borough Municipal Authority, Water, Rev., 3.000%, 11/15/15	628

	Prerefunded — 0.3%
	County of Blair, Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	570
900	GO, AGM, 4.125%, 12/01/15 (p)	909
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19 (p)	5,747
3,465	State Public School Building Authority, Delaware County Community College Project, Rev., AGM, 5.000%, 04/01/18 (p)	3,828

		11,054

	Total Pennsylvania	35,351

	Puerto Rico — 0.3%
	Prerefunded — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,839

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,195

	Other Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,094

	Total Rhode Island	3,289

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	South Carolina — 1.2%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,157
1,505	Rev., 5.000%, 12/01/23	1,754

		2,911

	General Obligation — 0.6%
665	Darlington County School District, GO, SCSDE, 5.000%, 03/01/17	709
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,426
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,118
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,630

		23,883

	Housing — 0.0% (g)
525	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	547

	Prerefunded — 0.3%
4,610	City of Charleston, Waterworks & Sewer System, Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	4,684
2,395	County of Charleston, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,414
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/16 (p)	4,225

		11,323

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,818

	Total South Carolina	48,482

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
182	Heartland Consumers Power District, Electric System, Rev., 6.375%, 01/01/16 (p)	186

	Tennessee — 0.7%
	General Obligation — 0.5%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,612
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,769

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.000%, 07/01/30	6,544

		19,925

	Prerefunded — 0.1%
4,125	City of Memphis, General Improvement, Series A, GO, NATL-RE, 5.000%, 11/01/15 (p)	4,159

	Utility — 0.1%
1,400	City of Chattanooga, Electric System, Series A, Rev., 5.000%, 09/01/32	1,650
925	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	999
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,048

		3,697

	Total Tennessee	27,781

	Texas — 6.6%
	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,555
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,609
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,484
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	13,502
2,000	Series A, Rev., 5.250%, 08/15/20	2,246

		26,396

	General Obligation — 2.4%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,170
6,000	City of Dallas, GO, 5.000%, 02/15/23	7,193
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,158
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,160
2,600	Series A, GO, 5.000%, 03/01/29	3,021
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,282
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	4,999
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,914
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,761

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,590
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,191
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,820
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,132
3,000	GO, 5.000%, 08/15/20	3,386
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,831
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,835
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,213
11,250	Series A, GO, 5.000%, 10/01/25	13,750
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,361
3,475	Series A, GO, 5.000%, 10/01/18	3,906
2,000	Series A, GO, 5.000%, 10/01/20	2,294

		95,967

	Other Revenue — 1.6%
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	351
305	Rev., 5.000%, 12/01/28	354
360	Rev., 5.000%, 12/01/29	416
270	Rev., 5.000%, 12/01/30	310
430	Rev., 5.000%, 12/01/31	492
540	Rev., 5.000%, 12/01/32	616
500	Rev., 5.000%, 12/01/34	568
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,662
5,115	Rev., 5.000%, 12/15/25	5,839
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,019
	Dallas Area Rapid Transit, Senior Lien,
4,180	Rev., AMBAC, 5.000%, 12/01/20	4,430
6,825	Series A, Rev., 5.000%, 12/01/17	7,479
8,950	Series A, Rev., 5.000%, 12/01/18	10,096
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,493
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,624
5,000	Series F, Rev., 5.000%, 11/01/24	5,924

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,722
2,690	Series A, Rev., 5.000%, 02/15/18	2,859
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	617
750	Rev., 5.000%, 09/01/20	853

		62,724

	Prerefunded — 0.9%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,977
	City of Houston, Combined Utility System, First Lien,
1,520	Series A, Rev., AGM, 5.000%, 11/15/17 (p)	1,660
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,499
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/17 (p)	1,112
1,175	GO, AGM, 4.500%, 02/15/17 (p)	1,243
1,055	GO, AGM, 4.700%, 02/15/17 (p)	1,119
	County of El Paso,
6,765	GO, 5.000%, 02/15/17 (p)	7,201
	County of Harris, Pasadena Independent School District, School Building,
4,080	GO, PSF-GTD, 4.750%, 02/15/17 (p)	4,330
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,844
	Dallas Area Rapid Transit, Senior Lien,
6,195	Rev., 5.000%, 12/01/18 (p)	6,987
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 09/03/15 (p)	1,501

		36,473

	Transportation — 0.4%
5,000	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/21	5,661
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,055
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,180

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
3,000	Series A, Rev., 5.500%, 09/01/41	3,498
3,000	Series A, Rev., 6.000%, 09/01/41	3,611

		15,005

	Utility — 0.5%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,265
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.000%, 11/15/19	263
240	Series A, Rev., AGM, 5.000%, 11/15/20	263
6,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	7,358
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
3,800	Series A, Rev., 5.000%, 05/15/28	4,275
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,636

		18,060

	Water & Sewer — 0.1%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,178
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,529

		5,707

	Total Texas	260,332

	Utah — 0.5%
	General Obligation — 0.2%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,176
3,950	Series C, GO, 5.000%, 04/01/20	4,574

		5,750

	Other Revenue — 0.0% (g)
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,119

	Utility — 0.0% (g)
1,000	Central Utah Water Conservancy District, Water, Series B, Rev., 5.000%, 10/01/20	1,168

	Water & Sewer — 0.3%
	Metropolitan Water District of Salt Lake & Sandy,
9,400	Series A, Rev., 5.000%, 07/01/28	10,486
2,000	Series A, Rev., 5.000%, 07/01/29	2,303

		12,789

	Total Utah	20,826

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virginia — 2.5%
	Education — 0.2%
495	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Rev., 5.000%, 09/01/16	518
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,014

		6,532

	General Obligation — 0.9%
	City of Hampton, Public Improvement,
5,000	Series B, GO, 5.000%, 09/01/26	6,208
6,915	Series B, GO, 5.000%, 09/01/27	8,649
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,166
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,383
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,925
2,020	County of Henrico, Public Improvement, GO, 5.000%, 08/01/27	2,539

		33,870

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.000%, 03/01/25	2,353
5,110	Series B, Rev., 5.000%, 07/15/24	6,206
2,635	Series B, Rev., 5.000%, 07/15/25	3,232

		11,791

	Other Revenue — 0.6%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,418
	Virginia Resources Authority, Clean Water State Revolving Fund,
7,390	Rev., 5.500%, 10/01/22	9,169
8,690	Series B, Rev., 5.000%, 10/01/21	10,357

		23,944

	Prerefunded — 0.0% (g)
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Rev., 5.000%, 09/01/16 (p)	5

	Transportation — 0.4%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	604
400	Rev., 5.000%, 06/01/24	489

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
2,035	Rev., 5.000%, 06/01/33	2,355
2,285	Rev., 5.000%, 06/01/34	2,634
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,545
1,835	Series A, Rev., 5.000%, 05/15/19	1,897
1,520	Series A, Rev., 5.000%, 05/15/20	1,571
2,015	Series A, Rev., 5.000%, 05/15/21	2,083
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,349
1,260	Series B, Rev., 5.000%, 05/15/19	1,301

		15,828

	Utility — 0.0% (g)
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,253

	Water & Sewer — 0.1%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,502

	Total Virginia	97,725

	Washington — 2.3%
	General Obligation — 1.1%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,243
	State of Washington,
4,465	GO, 4.000%, 07/01/26	4,927
2,395	Series B & AT-7, GO, 6.400%, 06/01/17	2,547
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,254
5,015	Series C, GO, 5.000%, 02/01/30	5,568
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,255
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,444

		42,238

	Other Revenue — 0.9%
500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	579
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,715
21,835	County of Chelan, Public Utility District No. 1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	18,638
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,161
1,150	Series A, Rev., 5.000%, 01/01/23	1,379

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,229
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,934

		33,635

	Prerefunded — 0.2%
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,404
3,500	County of Snohomish, Marysville School District No. 25, GO, AGM, 5.000%, 06/01/16 (p)	3,623
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,874

		8,901

	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/32	4,503
1,000	Series B, Rev., 5.000%, 03/01/34	1,122

		5,625

	Total Washington	90,399

	West Virginia — 0.6%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,159
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,155
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	986
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	965

		6,265

	General Obligation — 0.0% (g)
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,042

	Prerefunded — 0.3%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., AMBAC, Zero Coupon, 12/01/16 (p)	12,310
320	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	329

		12,639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Water & Sewer — 0.1%
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,134
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,432

		2,566

	Total West Virginia	23,512

	Wisconsin — 1.2%
	Education — 0.2%
5,000	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19	5,264

	General Obligation — 0.6%
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	5,988
15,680	State of Wisconsin, Unrefunded Balance, Series A, GO, 5.000%, 05/01/23	18,479

		24,467

	Prerefunded — 0.4%
13,190	State of Wisconsin, Series A, GO, 5.250%, 05/01/21 (p)	15,731
370	State of Wisconsin, Prerefunded, Series A, GO, 5.000%, 05/01/21 (p)	436

		16,167

	Total Wisconsin	45,898

	Total Municipal Bonds (Cost $3,605,222)	3,813,309

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
75,914	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $75,914)	75,914

	Total Investments — 98.8% (Cost $3,681,136)	3,889,223
	Other Assets in Excess of Liabilities — 1.2%	45,786

	NET ASSETS — 100.0%	$3,935,009

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.5% (t)
	New Jersey — 0.6%
	Other Revenue — 0.6%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,068
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,344

	Total New Jersey	2,412

	New York — 97.3%
	Education — 6.5%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,395
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,496
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,642
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,078
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,217
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,572
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,968
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,896
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,657
	New York State Dormitory Authority, School Districts, Building Finance Program,
1,000	Series A, Rev., AGC, 5.000%, 10/01/24	1,119
465	Series F, Rev., NATL-RE, 6.500%, 10/01/20	516
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,207
2,415	New York State Dormitory Authority, Unrefunded Balance, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/20	2,510
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,265

		28,538

	General Obligation — 14.9%
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, 5.400%, 07/15/16	96
50	GO, NATL-RE, 5.500%, 07/15/17	50
60	GO, NATL-RE, 5.500%, 07/15/18	60

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	General Obligation — continued
2,990	City of New York, Series G, GO, 5.000%, 08/01/20	3,051
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,320
	City of New York, Fiscal Year 2008,
3,985	Series A-1, GO, 5.000%, 08/01/18	4,315
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,307
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,354
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,232
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,245
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,125
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,812
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.000%, 08/01/28	2,329
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,428
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,422
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,662
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,024
765	Series B, GO, 5.000%, 12/15/22	925
500	Series B, GO, 5.000%, 12/15/23	598
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,119
685	Monroe, Orleans & Genesee Counties, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17	739
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,106
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,781
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,513
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,088
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,128
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,136
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,607

		65,572

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	37

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 1.0%
	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,392
2,000	Series A, Rev., 5.000%, 07/01/26	2,258

		4,650

	Housing — 0.1%
315	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.750%, 10/01/22	327

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,786

	Other Revenue — 24.9%
1,000	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Series A, Rev., 5.000%, 11/15/20	1,134
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,184
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,673
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,145
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,680
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,471
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,547
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007, Series C, Subseries C-1, Rev., 5.000%, 11/01/19	5,462
3,250	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series D, Rev., 5.000%, 11/01/25	3,761
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,617
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,867
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,164

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Other Revenue — continued
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,162
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
1,545	Rev., 5.000%, 05/01/26	1,740
225	Rev., 5.250%, 11/01/19	258
335	Series B, Rev., 5.000%, 11/01/18	360
1,465	Series B, Rev., 5.000%, 11/01/20	1,570
2,000	New York Convention Center Development Corporation, Hotel Unit Fee, Rev., 5.000%, 11/15/30	2,306
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,214
2,500	Series A, Rev., 5.000%, 04/01/20	2,763
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,226
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,219
370	Rev., NATL-RE, 5.750%, 07/01/19	430
4,875	Series A2, Rev., 5.000%, 07/01/26	5,410
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,135
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,238
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,294
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	2,942
3,100	Series A, Rev., 5.000%, 03/15/31	3,615
2,000	Series A, Rev., 5.000%, 03/15/32	2,325
635	New York State Dormitory Authority, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	656
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,924
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,236
3,000	Series B, Rev., 5.250%, 01/01/25	3,347
7,000	Series C, Rev., 5.000%, 01/01/25	7,762
1,500	Series D, Rev., 5.375%, 01/01/21	1,699

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	5,960
2,500	Series A, Rev., 5.000%, 10/15/30	2,964
1,070	TSASC, Inc., Tobacco Settlement, Asset-Backed, Rev., 4.750%, 06/01/22	1,074
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,239
1,000	Series A, Rev., 5.000%, 07/01/23	1,117

		109,890

	Prerefunded — 8.2%
65	City of New York, Subseries F-1, GO, XLCA, 5.000%, 09/14/15 (p)	65
10	City of New York, Fiscal Year 2006, Series G, GO, 5.000%, 02/01/16 (p)	10
15	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17 (p)	16
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	805
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	3,349
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2007,
1,145	Series B, Rev., 5.000%, 05/01/17 (p)	1,230
85	New York State Dormitory Authority, Rev., NATL-RE-IBC, Bank of New York, 5.000%, 07/01/16 (p)	88
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/16 (p)	2,430
5	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series B, Rev., 6.000%, 08/15/16 (p)	5
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	17
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17 (p)	1,976
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series B, Rev., 5.500%, 10/15/25 (p)	5,266

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Prerefunded — continued
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/16 (p)	2,570
2,500	Series A, Rev., 5.000%, 04/01/17 (p)	2,675
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	638
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,497
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,481
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	6,899

		36,017

	Special Tax — 13.9%
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/30	5,842
3,985	Series A, Rev., 5.250%, 02/15/23	4,516
2,000	Series B, Rev., 5.000%, 03/15/20	2,264
3,100	Series C, Rev., 5.000%, 03/15/24	3,403
1,715	Series E, Rev., 5.000%, 02/15/29	1,967
1,000	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	1,120
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,449
2,890	Series A, Rev., 5.000%, 03/15/26	3,232
2,705	Series A, Rev., 5.000%, 03/15/27	3,018
	New York State Thruway Authority, State Personal Income Tax, Transportation,
1,325	Series A, Rev., 5.000%, 03/15/19	1,445
2,455	Series A, Rev., 5.000%, 03/15/22	2,675
2,000	Series A, Rev., 5.000%, 03/15/28	2,324
3,700	Series A, Rev., 5.250%, 03/15/19	4,220
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.000%, 03/15/27	2,951
3,000	Series A, Rev., 5.000%, 03/15/31	3,444
5,000	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/24	5,488

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	39

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,724
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,953
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,320

		61,355

	Transportation — 17.6%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,117
1,000	Series A, Rev., 5.125%, 11/15/24	1,116
1,000	Series B, Rev., 5.250%, 11/15/22	1,156
2,000	Series B, Rev., 5.250%, 11/15/24	2,306
	Metropolitan Transportation Authority, State Service Contract Refunding,
5,000	Series A, Rev., 5.750%, 07/01/16	5,228
2,250	Series A, Rev., AGM-CR, 5.750%, 01/01/18	2,504
	Metropolitan Transportation Authority, Transportation,
2,550	Series A, Subseries A-1, Rev., 5.000%, 11/15/29	2,963
2,000	Series C, Rev., 6.250%, 11/15/23	2,330
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,185
1,000	Series K, Rev., 5.000%, 01/01/28	1,169
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.000%, 04/01/22	1,656
6,000	Series A, Rev., 5.000%, 04/01/26	6,786
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,334
5,695	Series B, Rev., 5.000%, 04/01/22	6,379
5,000	Series B, Rev., 5.000%, 04/01/24	5,416
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,270
75	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	75
3,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,191

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Transportation — continued
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,383
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,403
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,363
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,138
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,254
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,293
1,000	Port Authority of New York & New Jersey, Consolidated 189, Rev., 5.000%, 05/01/30	1,176
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	1,050
1,010	Series C, Rev., 5.000%, 11/15/21	1,135
1,455	Series C, Rev., 5.000%, 11/15/23	1,635
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,141
3,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Subseries A, Rev., Zero Coupon, 11/15/32	1,590

		77,742

	Utility — 3.4%
	Long Island Power Authority, Electric System,
5,000	Series A, Rev., AGM, Zero Coupon, 06/01/21	4,437
2,000	Series B, Rev., 5.625%, 04/01/24	2,222
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,045
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,482
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,738
1,000	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/30	1,170

		15,094

	Water & Sewer — 5.7%
1,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series GG, Rev., 5.000%, 06/15/31	1,750

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,152
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,703
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,633
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,342
2,000	Series EE, Rev., 5.000%, 06/15/28	2,369
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,807
3,000	Series A, Rev., 5.000%, 06/15/30	3,542

		25,298

	Total New York	429,269

	Ohio — 0.1%
	Housing — 0.1%
505	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	514

	Puerto Rico — 0.5%
	Prerefunded — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,164

	Total Municipal Bonds (Cost $405,004)	434,359

Shares	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.3%
	Investment Company — 0.3%
1,498	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,498)	1,498

	Total Investments — 98.8% (Cost $406,502)	435,857
	Other Assets in Excess of Liabilities — 1.2%	5,220

	NET ASSETS — 100.0%	$441,077

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	41

J.P. Morgan Tax Free Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CIFG	— Insured by CDC IXIS Financial Guaranty
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
EDA	— Economic Development Authority
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance, Inc.
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
IBC	— Insured Bond Certificates
ICC	— Insured Custody Certificates
IDA	— Industrial Development Authority
MTA	— Metropolitan Transportation Authority

MTGS	— Mortgages
NATL	— Insured by National Public Finance Guarantee Corp.
PRIV	— Private
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RE	— Reinsured
Rev.	— Revenue
SCSDE	— South Carolina School District Enhancement
TCRS	— Transferable Custodial Receipts
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.
XLCA	— Insured by XL Capital Assurance

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of August 31, 2015.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	43

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund		New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$267,658		$3,813,309		$434,359
Investments in affiliates, at value	4,648		75,914		1,498

Total investment securities, at value	272,306		3,889,223		435,857
Cash	—	(a)	—		—
Receivables:
Investment securities sold	—		922		—
Fund shares sold	266		9,684		587
Interest from non-affiliates	2,829		41,060		5,499
Dividends from affiliates	—	(a)	1		—	(a)

Total Assets	275,401		3,940,890		441,943

LIABILITIES:
Payables:
Due to custodian	—		—	(a)	—	(a)
Fund shares redeemed	98		3,940		498
Accrued liabilities:
Investment advisory fees	57		933		113
Administration fees	15		273		31
Distribution fees	50		94		97
Shareholder servicing fees	13		341		44
Custodian and accounting fees	21		125		23
Trustees’ and Chief Compliance Officer’s fees	—		1		—	(a)
Audit fees	32		32		35
Other	15		142		25

Total Liabilities	301		5,881		866

Net Assets	$275,100		$3,935,009		$441,077

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$257,727	$3,719,715	$407,252
Accumulated undistributed (distributions in excess of) net investment income	157	1,792	199
Accumulated net realized gains (losses)	176	5,415	4,271
Net unrealized appreciation (depreciation)	17,040	208,087	29,355

Total Net Assets	$275,100	$3,935,009	$441,077

Net Assets:
Class A	$78,035	$235,968	$164,897
Class C	52,327	69,004	97,074
Institutional Class	112,439	3,297,767	131,664
Select Class	32,299	332,270	47,442

Total	$275,100	$3,935,009	$441,077

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	7,103	21,184	23,243
Class C	4,802	6,339	13,690
Institutional Class	10,444	300,895	18,481
Select Class	2,941	30,254	6,656

Net Asset Value (a):
Class A — Redemption price per share	$10.99	$11.14	$7.09
Class C — Offering price per share (b)	10.90	10.88	7.09
Institutional Class — Offering and redemption price per share	10.77	10.96	7.12
Select Class — Offering and redemption price per share	10.98	10.98	7.13
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.42	$11.57	$7.37

Cost of investments in non-affiliates	$250,618	$3,605,222	$405,004
Cost of investments in affiliates	4,648	75,914	1,498

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	45

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,826	$65,969	$8,593
Dividend income from affiliates	— (a)	8	— (a)

Total investment income	4,826	65,977	8,593

EXPENSES:
Investment advisory fees	422	5,953	696
Administration fees	115	1,627	190
Distribution fees:
Class A	101	298	217
Class B (b)	—	2	2
Class C	201	271	377
Shareholder servicing fees:
Class A	101	298	217
Class B (b)	—	1	— (a)
Class C	67	90	126
Institutional Class	58	1,659	69
Select Class	39	424	64
Custodian and accounting fees	29	73	30
Professional fees	27	28	31
Trustees’ and Chief Compliance Officer’s fees	— (a)	15	2
Printing and mailing costs	5	60	9
Registration and filing fees	6	67	10
Transfer agent fees (See note 2.E.)	4	25	10
Sub-transfer agent fees (See note 2.E.)	12	231	32
Other	4	20	6

Total expenses	1,191	11,142	2,088

Less fees waived	(243)	(467)	(198)
Less expense reimbursements	(37)	—	—

Net expenses	911	10,675	1,890

Net investment income (loss)	3,915	55,302	6,703

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	34	(777)	770
Change in net unrealized appreciation/depreciation of investments in non-affiliates	(3,858)	(47,824)	(7,452)

Net realized/unrealized gains (losses)	(3,824)	(48,601)	(6,682)

Change in net assets resulting from operations	$91	$6,701	$21

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,915	$7,685	$55,302	$106,746
Net realized gain (loss)	34	142	(777)	11,201
Distributions of capital gains received from investment company affiliates	—	1	—	12

Change in net unrealized appreciation/depreciation	(3,858)	3,204	(47,824)	15,245

Change in net assets resulting from operations	91	11,032	6,701	133,204

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,163)	(2,272)	(3,141)	(5,076)
From net realized gains	—	(113)	—	(314)
Class B (a)
From net investment income	—	—	(4)	(19)
From net realized gains	—	—	—	(2)
Class C
From net investment income	(646)	(1,231)	(703)	(1,361)
From net realized gains	—	(76)	—	(111)
Institutional Class
From net investment income	(1,754)	(3,320)	(48,247)	(90,792)
From net realized gains	—	(172)	—	(4,696)
Select Class
From net investment income	(455)	(835)	(4,711)	(9,380)
From net realized gains	—	(41)	—	(493)

Total distributions to shareholders	(4,018)	(8,060)	(56,806)	(112,244)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(2,322)	27,759	70,837	290,067

NET ASSETS:
Change in net assets	(6,249)	30,731	20,732	311,027
Beginning of period	281,349	250,618	3,914,277	3,603,250

End of period	$275,100	$281,349	$3,935,009	$3,914,277

Accumulated undistributed (distributions in excess of) net investment income	$157	$260	$1,792	$3,296

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$6,703	$14,378
Net realized gain (loss)	770	5,002
Distributions of capital gains received from investment company affiliates	—	1

Change in net unrealized appreciation/depreciation	(7,452)	(6,024)

Change in net assets resulting from operations	21	13,357

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,639)	(5,500)
From net realized gains	—	(1,259)
Class B (a)
From net investment income	(4)	(20)
From net realized gains	—	(6)
Class C
From net investment income	(1,185)	(2,467)
From net realized gains	—	(735)
Institutional Class
From net investment income	(2,286)	(4,855)
From net realized gains	—	(1,082)
Select Class
From net investment income	(799)	(1,600)
From net realized gains	—	(381)

Total distributions to shareholders	(6,913)	(17,905)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(31,463)	(11,843)

NET ASSETS:
Change in net assets	(38,355)	(16,391)
Beginning of period	479,432	495,823

End of period	$441,077	$479,432

Accumulated undistributed (distributions in excess of) net investment income	$199	$409

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$6,656	$16,677	$28,752	$82,925
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	47,869
Distributions reinvested	1,140	2,327	2,530	4,318
Cost of shares redeemed	(9,023)	(20,966)	(35,284)	(70,161)
Conversion from Class B Shares	—	—	736	4

Change in net assets resulting from Class A capital transactions	$(1,227)	$(1,962)	$(3,266)	$64,955

Class B (b)
Proceeds from shares issued	$—	$—	$— (a)	$1
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	536
Distributions reinvested	—	—	4	19
Cost of shares redeemed	—	—	(199)	(604)
Conversion to Class A Shares	—	—	(736)	(4)

Change in net assets resulting from Class B capital transactions	$—	$—	$(931)	$(52)

Class C
Proceeds from shares issued	$4,156	$9,520	$2,872	$9,287
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	13,417
Distributions reinvested	555	1,127	625	1,280
Cost of shares redeemed	(5,393)	(8,911)	(8,434)	(16,585)

Change in net assets resulting from Class C capital transactions	$(682)	$1,736	$(4,937)	$7,399

Institutional Class
Proceeds from shares issued	$10,130	$36,635	$447,019	$860,370
Distributions reinvested	1,104	1,890	13,784	24,682
Cost of shares redeemed	(15,554)	(11,959)	(372,898)	(686,858)

Change in net assets resulting from Institutional Class capital transactions	$(4,320)	$26,566	$87,905	$198,194

Select Class
Proceeds from shares issued	$6,159	$15,264	$40,492	$80,697
Net assets acquired in Fund reorganization (See Note 8)	—	—	—	72,932
Distributions reinvested	204	463	2,522	5,181
Cost of shares redeemed	(2,456)	(14,308)	(50,948)	(139,239)

Change in net assets resulting from Select Class capital transactions	$3,907	$1,419	$(7,934)	$19,571

Total change in net assets resulting from capital transactions	$(2,322)	$27,759	$70,837	$290,067

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	603	1,497	2,574	7,335
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	4,225
Reinvested	104	209	227	383
Redeemed	(822)	(1,882)	(3,159)	(6,217)
Conversion from Class B Shares	—	—	66	— (a)

Change in Class A Shares	(115)	(176)	(292)	5,726

Class B (b)
Issued	—	—	— (a)	— (a)
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	48
Reinvested	—	—	— (a)	2
Redeemed	—	—	(18)	(55)
Conversion to Class A Shares	—	—	(67)	— (a)

Change in Class B Shares	—	—	(85)	(5)

Class C
Issued	379	861	261	841
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	1,211
Reinvested	51	102	58	116
Redeemed	(494)	(808)	(772)	(1,503)

Change in Class C Shares	(64)	155	(453)	665

Institutional Class
Issued	933	3,365	40,630	77,465
Reinvested	102	173	1,255	2,222
Redeemed	(1,436)	(1,096)	(33,927)	(61,811)

Change in Institutional Class Shares	(401)	2,442	7,958	17,876

Select Class
Issued	560	1,371	3,672	7,244
Shares issued in connection with Fund reorganization (See Note 9)	—	—	—	6,528
Reinvested	18	42	229	466
Redeemed	(223)	(1,283)	(4,623)	(12,518)

Change in Select Class Shares	355	130	(722)	1,720

(a)	Amount rounds to less than 1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

	New York Tax Free Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,528	$39,065
Distributions reinvested	2,529	6,447
Cost of shares redeemed	(22,579)	(52,262)
Conversion from Class B Shares	600	1

Change in net assets resulting from Class A capital transactions	$(9,922)	$(6,749)

Class B (b)
Proceeds from shares issued	$—	$— (a)
Distributions reinvested	4	26
Cost of shares redeemed	(150)	(215)
Conversion to Class A Shares	(600)	(1)

Change in net assets resulting from Class B capital transactions	$(746)	$(190)

Class C
Proceeds from shares issued	$9,143	$15,725
Distributions reinvested	1,126	3,032
Cost of shares redeemed	(14,378)	(25,783)

Change in net assets resulting from Class C capital transactions	$(4,109)	$(7,026)

Institutional Class
Proceeds from shares issued	$13,087	$33,712
Distributions reinvested	1,410	3,598
Cost of shares redeemed	(26,618)	(38,528)

Change in net assets resulting from Institutional Class capital transactions	$(12,121)	$(1,218)

Select Class
Proceeds from shares issued	$3,792	$15,837
Distributions reinvested	360	972
Cost of shares redeemed	(8,717)	(13,469)

Change in net assets resulting from Select Class capital transactions	$(4,565)	$3,340

Total change in net assets resulting from capital transactions	$(31,463)	$(11,843)

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	1,332	5,382
Reinvested	355	888
Redeemed	(3,173)	(7,181)
Conversion from Class B Shares	85	— (a)

Change in Class A Shares	(1,401)	(911)

Class B (b)
Issued	—	1
Reinvested	1	3
Redeemed	(22)	(30)
Conversion to Class A Shares	(84)	— (a)

Change in Class B Shares	(105)	(26)

Class C
Issued	1,284	2,164
Reinvested	159	418
Redeemed	(2,022)	(3,548)

Change in Class C Shares	(579)	(966)

Institutional Class
Issued	1,829	4,610
Reinvested	197	494
Redeemed	(3,717)	(5,271)

Change in Institutional Class Shares	(1,691)	(167)

Select Class
Issued	531	2,169
Reinvested	50	133
Redeemed	(1,220)	(1,842)

Change in Select Class Shares	(639)	460

(a)	Amount rounds to less than 1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	53

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Tax Free Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$11.14	$0.16	(f)	$(0.15)	$0.01	$(0.16)	$—	$(0.16)
Year Ended February 28, 2015	11.01	0.32	(f)	0.14	0.46	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.37	0.33	(f)	(0.26)	0.07	(0.33)	(0.10)	(0.43)
Year Ended February 28, 2013	11.27	0.29	(f)	0.10	0.39	(0.28)	(0.01)	(0.29)
Year Ended February 29, 2012	10.43	0.33	(f)	0.84	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(f)	(0.15)	0.17	(0.32)	—	(0.32)

Class C
Six Months Ended August 31, 2015 (Unaudited)	11.05	0.13	(f)	(0.15)	(0.02)	(0.13)	—	(0.13)
Year Ended February 28, 2015	10.93	0.26	(f)	0.14	0.40	(0.26)	(0.02)	(0.28)
Year Ended February 28, 2014	11.29	0.27	(f)	(0.25)	0.02	(0.28)	(0.10)	(0.38)
Year Ended February 28, 2013	11.19	0.23	(f)	0.11	0.34	(0.23)	(0.01)	(0.24)
Year Ended February 29, 2012	10.36	0.27	(f)	0.84	1.11	(0.28)	—	(0.28)
Year Ended February 28, 2011	10.51	0.26	(f)	(0.14)	0.12	(0.27)	—	(0.27)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	10.92	0.16	(f)	(0.14)	0.02	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.80	0.33	(f)	0.14	0.47	(0.33)	(0.02)	(0.35)
Year Ended February 28, 2014	11.17	0.33	(f)	(0.26)	0.07	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.07	0.30	(f)	0.10	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.25	0.34	(f)	0.82	1.16	(0.34)	—	(0.34)
Year Ended February 28, 2011	10.41	0.32	(f)	(0.15)	0.17	(0.33)	—	(0.33)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	11.13	0.16	(f)	(0.15)	0.01	(0.16)	—	(0.16)
Year Ended February 28, 2015	11.01	0.33	(f)	0.13	0.46	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.37	0.33	(f)	(0.25)	0.08	(0.34)	(0.10)	(0.44)
Year Ended February 28, 2013	11.27	0.29	(f)	0.11	0.40	(0.29)	(0.01)	(0.30)
Year Ended February 29, 2012	10.43	0.34	(f)	0.83	1.17	(0.33)	—	(0.33)
Year Ended February 28, 2011	10.58	0.32	(f)	(0.15)	0.17	(0.32)	—	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.99	0.10%	$78,035	0.60%	2.84%	0.94%	3%
11.14	4.22	80,396	0.60	2.88	0.96	4
11.01	0.74	81,386	0.59	2.98	0.96	7
11.37	3.55	108,158	0.58	2.57	0.95	21
11.27	11.38	84,031	0.59	3.04	0.97	7
10.43	1.58	63,899	0.58	3.00	0.96	4

10.90	(0.15)	52,327	1.10	2.34	1.46	3
11.05	3.67	53,763	1.10	2.38	1.46	4
10.93	0.24	51,468	1.09	2.47	1.46	7
11.29	3.05	81,461	1.08	2.07	1.45	21
11.19	10.81	69,057	1.09	2.54	1.47	7
10.36	1.09	51,267	1.08	2.50	1.46	4

10.77	0.15	112,439	0.50	2.94	0.54	3
10.92	4.33	118,395	0.50	2.98	0.55	4
10.80	0.78	90,732	0.49	3.08	0.56	7
11.17	3.72	83,122	0.48	2.68	0.56	21
11.07	11.49	29,325	0.49	3.15	0.57	7
10.25	1.62	36,117	0.48	3.11	0.56	4

10.98	0.13	32,299	0.55	2.89	0.71	3
11.13	4.22	28,795	0.55	2.93	0.71	4
11.01	0.79	27,032	0.54	3.02	0.71	7
11.37	3.58	68,124	0.53	2.58	0.70	21
11.27	11.44	174,585	0.54	3.09	0.72	7
10.43	1.64	132,449	0.53	3.06	0.71	4

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Intermediate Tax Free Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$11.28	$0.15		$(0.14)	$0.01	$(0.15)	$—	$(0.15)
Year Ended February 28, 2015	11.21	0.29	(f)	0.09	0.38	(0.29)	(0.02)	(0.31)
Year Ended February 28, 2014	11.50	0.29	(f)	(0.27)	0.02	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.53	0.29	(f)	(0.01)	0.28	(0.28)	(0.03)	(0.31)
Year Ended February 29, 2012	10.95	0.32	(f)	0.58	0.90	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2011	11.11	0.32	(f)	(0.17)	0.15	(0.31)	— (g)	(0.31)

Class C
Six Months Ended August 31, 2015 (Unaudited)	11.02	0.10		(0.13)	(0.03)	(0.11)	—	(0.11)
Year Ended February 28, 2015	10.96	0.21	(f)	0.09	0.30	(0.22)	(0.02)	(0.24)
Year Ended February 28, 2014	11.25	0.21	(f)	(0.27)	(0.06)	(0.22)	(0.01)	(0.23)
Year Ended February 28, 2013	11.29	0.21	(f)	(0.01)	0.20	(0.21)	(0.03)	(0.24)
Year Ended February 29, 2012	10.73	0.24	(f)	0.57	0.81	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2011	10.89	0.24	(f)	(0.16)	0.08	(0.24)	— (g)	(0.24)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	11.10	0.16		(0.14)	0.02	(0.16)	—	(0.16)
Year Ended February 28, 2015	11.03	0.32	(f)	0.09	0.41	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2014	11.32	0.32	(f)	(0.28)	0.04	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2013	11.36	0.32	(f)	(0.02)	0.30	(0.31)	(0.03)	(0.34)
Year Ended February 29, 2012	10.79	0.34	(f)	0.58	0.92	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2011	10.95	0.34	(f)	(0.16)	0.18	(0.34)	— (g)	(0.34)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	11.12	0.16		(0.14)	0.02	(0.16)	—	(0.16)
Year Ended February 28, 2015	11.05	0.31	(f)	0.09	0.40	(0.31)	(0.02)	(0.33)
Year Ended February 28, 2014	11.33	0.30	(f)	(0.27)	0.03	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.37	0.31	(f)	(0.02)	0.29	(0.30)	(0.03)	(0.33)
Year Ended February 29, 2012	10.80	0.33	(f)	0.58	0.91	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2011	10.96	0.33	(f)	(0.16)	0.17	(0.33)	— (g)	(0.33)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.14	0.08%	$235,968	0.75%	2.58%	0.93%	5%
11.28	3.39	242,267	0.75	2.61	0.93	21
11.21	0.21	176,538	0.74	2.59	0.91	13
11.50	2.42	272,644	0.74	2.54	0.91	14
11.53	8.39	289,561	0.75	2.82	0.91	14
10.95	1.39	308,840	0.74	2.85	0.92	12

10.88	(0.29)	69,004	1.43	1.90	1.43	5
11.02	2.69	74,873	1.42	1.94	1.42	21
10.96	(0.46)	67,154	1.40	1.92	1.41	13
11.25	1.73	128,409	1.40	1.87	1.41	14
11.29	7.69	126,128	1.41	2.16	1.42	14
10.73	0.74	132,680	1.41	2.18	1.42	12

10.96	0.20	3,297,767	0.50	2.83	0.51	5
11.10	3.71	3,251,675	0.50	2.86	0.52	21
11.03	0.45	3,035,148	0.49	2.91	0.52	13
11.32	2.62	1,175,767	0.49	2.78	0.51	14
11.36	8.70	972,352	0.50	3.07	0.51	14
10.79	1.66	904,992	0.49	3.10	0.52	12

10.98	0.14	332,270	0.59	2.74	0.66	5
11.12	3.61	344,518	0.59	2.77	0.67	21
11.05	0.35	323,419	0.58	2.71	0.66	13
11.33	2.53	3,895,704	0.58	2.69	0.66	14
11.37	8.60	3,617,664	0.59	2.98	0.66	14
10.80	1.55	3,909,267	0.58	3.01	0.67	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Tax Free Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$7.20	$0.11		$(0.11)	$— (f)	$(0.11)	$—	$(0.11)
Year Ended February 28, 2015	7.27	0.22	(h)	(0.01)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.55	0.23	(h)	(0.20)	0.03	(0.23)	(0.08)	(0.31)
Year Ended February 28, 2013	7.56	0.21	(h)	(0.01)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.13	0.23	(h)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.29	0.23	(h)	(0.16)	0.07	(0.23)	—	(0.23)

Class C
Six Months Ended August 31, 2015 (Unaudited)	7.20	0.08		(0.10)	(0.02)	(0.09)	—	(0.09)
Year Ended February 28, 2015	7.27	0.17	(h)	(0.01)	0.16	(0.18)	(0.05)	(0.23)
Year Ended February 28, 2014	7.55	0.17	(h)	(0.19)	(0.02)	(0.18)	(0.08)	(0.26)
Year Ended February 28, 2013	7.56	0.16	(h)	(0.01)	0.15	(0.16)	—	(0.16)
Year Ended February 29, 2012	7.13	0.18	(h)	0.43	0.61	(0.18)	—	(0.18)
Year Ended February 28, 2011	7.28	0.18	(h)	(0.15)	0.03	(0.18)	—	(0.18)

Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	7.23	0.12		(0.11)	0.01	(0.12)	—	(0.12)
Year Ended February 28, 2015	7.30	0.24	(h)	(0.01)	0.23	(0.25)	(0.05)	(0.30)
Year Ended February 28, 2014	7.58	0.25	(h)	(0.20)	0.05	(0.25)	(0.08)	(0.33)
Year Ended February 28, 2013	7.59	0.23	(h)	(0.01)	0.22	(0.23)	—	(0.23)
Year Ended February 29, 2012	7.16	0.25	(h)	0.43	0.68	(0.25)	—	(0.25)
Year Ended February 28, 2011	7.31	0.25	(h)	(0.15)	0.10	(0.25)	—	(0.25)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	7.23	0.12		(0.11)	0.01	(0.11)	—	(0.11)
Year Ended February 28, 2015	7.30	0.23	(h)	(0.02)	0.21	(0.23)	(0.05)	(0.28)
Year Ended February 28, 2014	7.58	0.23	(h)	(0.19)	0.04	(0.24)	(0.08)	(0.32)
Year Ended February 28, 2013	7.59	0.22	(h)	(0.02)	0.20	(0.21)	—	(0.21)
Year Ended February 29, 2012	7.16	0.23	(h)	0.43	0.66	(0.23)	—	(0.23)
Year Ended February 28, 2011	7.31	0.24	(h)	(0.15)	0.09	(0.24)	—	(0.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Amount rounds to less than 0.01%.
(h)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$7.09	0.00	%(g)	$164,897	0.75%	2.96%	0.94%	4%
7.20	2.93		177,407	0.75	3.09	0.94	12
7.27	0.42		185,794	0.75	3.07	0.94	2
7.55	2.61		261,565	0.74	2.79	0.93	7
7.56	9.41		259,552	0.75	3.10	0.94	5
7.13	1.00		243,933	0.75	3.19	0.94	6

7.09	(0.34)		97,074	1.45	2.27	1.45	4
7.20	2.20		102,672	1.44	2.40	1.44	12
7.27	(0.27)		110,690	1.44	2.38	1.44	2
7.55	1.96		175,902	1.42	2.10	1.43	7
7.56	8.63		160,321	1.44	2.41	1.44	5
7.13	0.42		141,174	1.43	2.50	1.44	6

7.12	0.14		131,664	0.50	3.21	0.53	4
7.23	3.17		145,832	0.50	3.34	0.54	12
7.30	0.67		148,468	0.50	3.37	0.54	2
7.58	2.88		74,702	0.49	3.04	0.53	7
7.59	9.59		43,753	0.50	3.35	0.54	5
7.16	1.40		38,866	0.50	3.43	0.54	6

7.13	0.20		47,442	0.65	3.07	0.69	4
7.23	3.01		52,763	0.65	3.19	0.69	12
7.30	0.50		49,915	0.64	3.16	0.69	2
7.58	2.71		180,147	0.66	2.85	0.68	7
7.59	9.40		331,634	0.69	3.17	0.69	5
7.16	1.22		362,574	0.68	3.25	0.69	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	59

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
California Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
Intermediate Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified
New York Tax Free Bond Fund	Class A, Class C, Institutional Class and Select Class	Diversified

The investment objective of the California Tax Free Bond Fund is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.

The investment objective of the Intermediate Tax Free Bond Fund is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations.

The investment objective of the New York Tax Free Bond Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes.

Intermediate Tax free Bond Fund acquired all of the assets and liabilities of JPMorgan Arizona Municipal Bond Fund and JPMorgan Michigan Municipal Bond Fund in a reorganization on August 29, 2014. Please refer to Note 8 discussing the merger.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years and provided for a CDSC. Information relating to certain fees and other characteristics of the Class B Shares prior to June 19, 2015 is included in Note 3.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

60	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

California Tax Free Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,648	$267,658	$—	$272,306

Intermediate Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$17,786	$—	$17,786
Other Revenue	—	10,730	—	10,730
Prerefunded	—	4,246	—	4,246

Total Alabama	—	32,762	—	32,762

Alaska
Other Revenue	—	24,574	—	24,574
Prerefunded	—	3,139	—	3,139

Total Alaska	—	27,713	—	27,713

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	61

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arizona
Certificate of Participation/Lease	$—	$23,600	$—	$23,600
Education	—	4,106	—	4,106
General Obligation	—	9,404	—	9,404
Hospital	—	3,815	—	3,815
Industrial Development Revenue/Pollution Control Revenue	—	1,028	—	1,028
Other Revenue	—	14,427	—	14,427
Prerefunded	—	23,162	—	23,162
Special Tax	—	540	—	540
Transportation	—	5,159	—	5,159
Utility	—	14,015	—	14,015
Water & Sewer	—	9,696	—	9,696

Total Arizona	—	108,952	—	108,952

California
Certificate of Participation/Lease	—	11,649	—	11,649
Education	—	64,574	—	64,574
General Obligation	—	338,654	—	338,654
Other Revenue	—	122,514	—	122,514
Prerefunded	—	63,105	—	63,105
Utility	—	33,948	—	33,948
Water & Sewer	—	50,948	—	50,948

Total California	—	685,392	—	685,392

Colorado
General Obligation	—	40,768	—	40,768
Other Revenue	—	5,259	—	5,259
Prerefunded	—	92,759	—	92,759

Total Colorado	—	138,786	—	138,786

Connecticut
General Obligation	—	14,724	—	14,724
Housing	—	2,776	—	2,776
Other Revenue	—	8,802	—	8,802
Transportation	—	2,307	—	2,307

Total Connecticut	—	28,609	—	28,609

Delaware
General Obligation	—	13,338	—	13,338
Prerefunded	—	1,932	—	1,932

Total Delaware	—	15,270	—	15,270

District of Columbia
Other Revenue	—	6,277	—	6,277
Florida
General Obligation	—	44,454	—	44,454
Housing	—	2,326	—	2,326
Other Revenue	—	14,279	—	14,279
Prerefunded	—	4,047	—	4,047
Utility	—	1,672	—	1,672
Water & Sewer	—	9,224	—	9,224

Total Florida	—	76,002	—	76,002

62	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Education	$—	$2,238	$—	$2,238
General Obligation	—	32,267	—	32,267
Industrial Development Revenue/Pollution Control Revenue	—	4,054	—	4,054
Other Revenue	—	17,579	—	17,579
Prerefunded	—	5,504	—	5,504
Transportation	—	10,946	—	10,946
Utility	—	11,211	—	11,211
Water & Sewer	—	43,650	—	43,650

Total Georgia	—	127,449	—	127,449

Hawaii
General Obligation	—	24,582	—	24,582
Transportation	—	15,736	—	15,736

Total Hawaii	—	40,318	—	40,318

Idaho
Prerefunded	—	13,917	—	13,917
Transportation	—	8,691	—	8,691

Total Idaho	—	22,608	—	22,608

Illinois
General Obligation	—	24,949	—	24,949
Other Revenue	—	16,930	—	16,930
Prerefunded	—	30,468	—	30,468
Transportation	—	17,213	—	17,213
Water & Sewer	—	5,968	—	5,968

Total Illinois	—	95,528	—	95,528

Indiana
Education	—	6,243	—	6,243
Other Revenue	—	42,620	—	42,620
Transportation	—	3,170	—	3,170
Utility	—	2,313	—	2,313
Water & Sewer	—	1,161	—	1,161

Total Indiana	—	55,507	—	55,507

Iowa
General Obligation	—	8,779	—	8,779
Housing	—	—	361	361
Other Revenue	—	21,900	—	21,900

Total Iowa	—	30,679	361	31,040

Kansas
General Obligation	—	4,331	—	4,331
Prerefunded	—	54,199	—	54,199
Transportation	—	43,154	—	43,154

Total Kansas	—	101,684	—	101,684

Kentucky
Other Revenue	—	8,138	—	8,138
Prerefunded	—	10,480	—	10,480
Transportation	—	5,959	—	5,959
Water & Sewer	—	7,509	—	7,509

Total Kentucky	—	32,086	—	32,086

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Louisiana
General Obligation	$—	$3,762	$—	$3,762
Housing	—	1,054	—	1,054
Other Revenue	—	18,410	—	18,410
Prerefunded	—	52,026	—	52,026
Transportation	—	1,443	—	1,443

Total Louisiana	—	76,695	—	76,695

Maryland
Education	—	5,435	—	5,435
General Obligation	—	5,770	—	5,770
Private Placement	—	—	374	374
Transportation	—	13,080	—	13,080

Total Maryland	—	24,285	374	24,659

Massachusetts
Certificate of Participation/Lease	—	13,210	—	13,210
Education	—	9,521	—	9,521
General Obligation	—	88,232	—	88,232
Other Revenue	—	25,467	—	25,467
Prerefunded	—	7,428	—	7,428
Transportation	—	1,772	—	1,772
Water & Sewer	—	3,839	—	3,839

Total Massachusetts	—	149,469	—	149,469

Michigan
Education	—	4,424	—	4,424
General Obligation	—	20,560	—	20,560
Housing	—	1,988	—	1,988
Other Revenue	—	20,608	—	20,608
Utility	—	5,377	—	5,377
Water & Sewer	—	10,050	—	10,050

Total Michigan	—	63,007	—	63,007

Minnesota
General Obligation	—	27,349	—	27,349
Other Revenue	—	1,091	—	1,091

Total Minnesota	—	28,440	—	28,440

Mississippi
Prerefunded	—	34,339	—	34,339
Missouri
General Obligation	—	2,361	—	2,361
Housing	—	653	—	653
Other Revenue	—	32,527	—	32,527
Prerefunded	—	3,163	—	3,163
Transportation	—	65,483	—	65,483

Total Missouri	—	104,187	—	104,187

Montana
Transportation	—	3,424	—	3,424
Nebraska
Other Revenue	—	2,122	—	2,122
Prerefunded	—	193	—	193
Utility	—	2,348	—	2,348

Total Nebraska	—	4,663	—	4,663

64	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Jersey
Certificate of Participation/Lease	$—	$6,320	$—	$6,320
Education	—	36,115	—	36,115
Other Revenue	—	6,643	—	6,643
Prerefunded	—	40,105	—	40,105
Transportation	—	5,847	—	5,847
Water & Sewer	—	6,062	—	6,062

Total New Jersey	—	101,092	—	101,092

New Mexico
Housing	—	2,770	—	2,770
Other Revenue	—	13,482	—	13,482
Special Tax	—	11,714	—	11,714
Transportation	—	11,668	—	11,668

Total New Mexico	—	39,634	—	39,634

New York
Education	—	13,398	—	13,398
General Obligation	—	20,836	—	20,836
Other Revenue	—	377,865	—	377,865
Prerefunded	—	14,199	—	14,199
Special Tax	—	192,488	—	192,488
Transportation	—	91,152	—	91,152
Utility	—	10,392	—	10,392
Water & Sewer	—	6,269	—	6,269

Total New York	—	726,599	—	726,599

North Carolina
General Obligation	—	43,089	—	43,089
Other Revenue	—	13,883	—	13,883
Prerefunded	—	21,631	—	21,631

Total North Carolina	—	78,603	—	78,603

Ohio
Education	—	3,597	—	3,597
Housing	—	279	—	279
Industrial Development Revenue/Pollution Control Revenue	—	13,294	—	13,294
Other Revenue	—	15,586	—	15,586
Prerefunded	—	9,401	—	9,401
Transportation	—	2,282	—	2,282
Water & Sewer	—	14,282	—	14,282

Total Ohio	—	58,721	—	58,721

Oklahoma
Education	—	9,307	—	9,307
Housing	—	245	—	245
Transportation	—	10,392	—	10,392

Total Oklahoma	—	19,944	—	19,944

Oregon
Prerefunded	—	4,432	—	4,432
Water & Sewer	—	2,798	—	2,798

Total Oregon	—	7,230	—	7,230

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pennsylvania
General Obligation	$—	$13,579	$—	$13,579
Hospital	—	10,090	—	10,090
Other Revenue	—	628	—	628
Prerefunded	—	11,054	—	11,054

Total Pennsylvania	—	35,351	—	35,351

Puerto Rico
Prerefunded	—	12,839	—	12,839
Rhode Island
General Obligation	—	1,195	—	1,195
Other Revenue	—	2,094	—	2,094

Total Rhode Island	—	3,289	—	3,289

South Carolina
Education	—	2,911	—	2,911
General Obligation	—	23,883	—	23,883
Housing	—	547	—	547
Prerefunded	—	11,323	—	11,323
Utility	—	9,818	—	9,818

Total South Carolina	—	48,482	—	48,482

South Dakota
Prerefunded	—	186	—	186
Tennessee
General Obligation	—	19,925	—	19,925
Prerefunded	—	4,159	—	4,159
Utility	—	3,697	—	3,697

Total Tennessee	—	27,781	—	27,781

Texas
Education	—	26,396	—	26,396
General Obligation	—	95,967	—	95,967
Other Revenue	—	62,724	—	62,724
Prerefunded	—	36,473	—	36,473
Transportation	—	15,005	—	15,005
Utility	—	18,060	—	18,060
Water & Sewer	—	5,707	—	5,707

Total Texas	—	260,332	—	260,332

Utah
General Obligation	—	5,750	—	5,750
Other Revenue	—	1,119	—	1,119
Utility	—	1,168	—	1,168
Water & Sewer	—	12,789	—	12,789

Total Utah	—	20,826	—	20,826

Virginia
Education	—	6,532	—	6,532
General Obligation	—	33,870	—	33,870
Industrial Development Revenue/Pollution Control Revenue	—	11,791	—	11,791
Other Revenue	—	23,944	—	23,944
Prerefunded	—	5	—	5
Transportation	—	15,828	—	15,828
Utility	—	2,253	—	2,253
Water & Sewer	—	3,502	—	3,502

Total Virginia	—	97,725	—	97,725

66	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

Intermediate Tax Free Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Washington
General Obligation	$—	$42,238	$—	$42,238
Other Revenue	—	33,635	—	33,635
Prerefunded	—	8,901	—	8,901
Transportation	—	5,625	—	5,625

Total Washington	—	90,399	—	90,399

West Virginia
Education	—	6,265	—	6,265
General Obligation	—	2,042	—	2,042
Prerefunded	—	12,639	—	12,639
Water & Sewer	—	2,566	—	2,566

Total West Virginia	—	23,512	—	23,512

Wisconsin
Education	—	—	5,264	5,264
General Obligation	—	24,467	—	24,467
Prerefunded	—	16,167	—	16,167

Total Wisconsin	—	40,634	5,264	45,898

Total Municipal Bonds		3,807,310	5,999	3,813,309

Short-Term Investment
Investment Company	75,914	—	—	75,914

Total Investments in Securities	$75,914	$3,807,310	$5,999	$3,889,223

New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,498	$434,359	$—	$435,857

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2015.

B. Restricted Securities — Certain securities held by Intermediate Tax Free Bond Fund and New York Tax Free Bond Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

C. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Intermediate Tax Free Bond Fund had when issued securities outstanding as of August 31, 2015, which are shown as payable for Investment securities purchased — delayed delivery securities on the Statement of Assets and Liabilities. The values of these securities are detailed in the SOI.

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments. As of August 31, 2015, the Funds had when-issued securities as disclosed on their SOIs.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the six months ended August 31, 2015 are as follows (amounts in thousands):

	Class A		Class B		Class C	Institutional Class	Select Class
California Tax Free Bond Fund
Transfer agent fees	$2		$—		$1	$1	$—	(a)
Sub-transfer agent fees	—	(a)	—		5	3	4
Intermediate Tax Free Bond Fund
Transfer agent fees	6		—	(a)	1	13	5
Sub-transfer agent fees	30		—	(a)	11	169	21
New York Tax Free Bond Fund
Transfer agent fees	7		—	(a)	1	1	1
Sub-transfer agent fees	11		—	(a)	10	7	4

(a)	Amount rounds to less than $1,000.

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.75% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

68	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

The Distributor waived Distribution Fees as outlined in Note 3.F.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2015, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$6	$—
Intermediate Tax Free Bond Fund	7	—	(a)
New York Tax Free Bond Fund	8	—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.10%	0.25%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.10	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Institutional Class	Select Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.50%	0.55%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.50	0.59
New York Tax Free Bond Fund	0.75	1.50	1.50	0.50	0.65

The expense limitation agreements were in effect for the six months ended August 31, 2015. The contractual expense limitation percentages in the table above are in place until at least June 30, 2016, except Class B Shares which are no longer operating.

For the six months ended August 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
California Tax Free Bond Fund	$33	$22	$187	$242	$37
Intermediate Tax Free Bond Fund	4	1	426	431	—
New York Tax Free Bond Fund	—	—	197	197	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2015 were as follows (amounts in thousands):

California Tax Free Bond Fund	$1
Intermediate Tax Free Bond Fund	36
New York Tax Free Bond Fund	1

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$7,883	$7,555
Intermediate Tax Free Bond Fund	319,447	191,682
New York Tax Free Bond Fund	15,837	33,666

During the six months ended August 31, 2015, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$255,266	$17,587	$547	$17,040
Intermediate Tax Free Bond Fund	3,681,136	214,360	6,273	208,087
New York Tax Free Bond Fund	406,502	30,525	1,170	29,355

At of August 31, 2015, the Funds did not have any net capital loss carryforwards.

70	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for all Funds.

In addition, California Tax Free Bond Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares. Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and a Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

8. Business Combinations

On February 12, 2014, the Board of the Trust and the Board of JPMorgan Trust II approved the reorganizations of JPMorgan Arizona Municipal Bond Fund (“Arizona Municipal Bond Fund”) and JPMorgan Michigan Municipal Bond Fund (“Michigan Municipal Bond Fund”) (collectively the “Target Funds”) into JPMorgan Intermediate Tax Free Bond Fund (the “Acquiring Fund”). The purpose of the transactions was to combine the portfolios in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. The reorganizations of the Target Funds were effective after the close of business on August 29, 2014. The Acquiring Fund acquired all of the assets and liabilities of the Target Funds as shown in the table below. The transactions were structured to qualify as tax-free reorganizations under the Code. Pursuant to the Agreements and Plans of Reorganization, Class A, Class B, Class C and Select Class shareholders of the Arizona Municipal Bond Fund and Michigan Municipal Bond Fund received a number of shares of the corresponding class in the Acquiring Fund, with a value equal to their respective holdings in the Target Funds as of the close of business on the date of the reorganization. The investment portfolios of the Arizona Municipal Bond Fund and Michigan Municipal Bond, with a fair value of approximately $69,753,000 and $64,976,000 and identified cost of approximately $63,845,000 and $60,114,000, respectively, as of the date of the reorganization, was the principal assets acquired by the Acquiring Fund. For financial statement purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Arizona Municipal Bond Fund and Michigan Municipal Bond was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the reorganization (amounts in thousands):

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Funds
JPMorgan Arizona Municipal Bond Fund				$5,908
Class A	2,162	$20,808	$9.62
Class B	18	173	9.76
Class C	1,006	9,766	9.71
Select Class	3,932	38,353	9.75
JPMorgan Michigan Municipal Bond Fund				$4,862
Class A	2,569	$27,061	$10.53
Class B	37	363	9.89
Class C	370	3,651	9.86
Select Class	3,290	34,579	10.51

Acquiring Fund
JPMorgan Intermediate Tax Free Bond Fund				$268,502
Class A	14,679	$166,301	$11.33
Class B	77	854	11.13
Class C	5,711	63,253	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	29,272	327,032	11.17

Post Reorganization
JPMorgan Intermediate Tax Free Bond Fund				$279,272
Class A	18,904	$214,170	$11.33
Class B	125	1,390	11.13
Class C	6,922	76,670	11.08
Institutional Class	284,650	3,174,186	11.15
Select Class	35,800	399,964	11.17

Expenses related to reorganizations were incurred by the Acquiring Fund. The Adviser, the Administrator and the Distributor waived their fees and/or reimbursed the Fund in an amount sufficient to offset costs incurred by the Fund relating to the reorganization, excluding brokerage fees and brokerage expenses related to the disposition and acquisition of Fund assets associated with the reorganization.

72	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,001.00	$3.02	0.60%
Hypothetical	1,000.00	1,022.12	3.05	0.60
Class C
Actual	1,000.00	998.50	5.53	1.10
Hypothetical	1,000.00	1,019.61	5.58	1.10
Institutional Class
Actual	1,000.00	1,001.50	2.52	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	1,001.30	2.77	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,000.80	3.77	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	997.10	7.18	1.43
Hypothetical	1,000.00	1,017.95	7.25	1.43
Institutional Class
Actual	1,000.00	1,002.00	2.52	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	1,001.40	2.97	0.59
Hypothetical	1,000.00	1,022.17	3.00	0.59

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	73

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
New York Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,000.00	$3.77	0.75%
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	996.60	7.28	1.45
Hypothetical	1,000.00	1,017.85	7.35	1.45
Institutional Class
Actual	1,000.00	1,001.40	2.52	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	1,002.00	3.27	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

74	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the Funds’ performance, as well as a risk/return assessment of the Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed

Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	75

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior Officer/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Intermediate Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreement, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the California Tax Free Bond Fund and New York Tax Free Bond Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of

76	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Trustees also considered the Funds’ performance in light of their investment strategies and high-quality focus as compared to those of the Universe Group which included competitor funds that did not have a similar focus. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant. The Trustees and Adviser determined that the Funds’ Universe Groups were less meaningful and the independent consultant prepared an analysis of the Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s performance was in the third, third and second quintiles for Class A shares and in the third, second and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Intermediate Tax Free Bond Fund’s performance was in the fourth quintile for both Class A and Select Class shares for each of the one-, three-, and five-year periods ended December 31, 2014. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the New York Tax Free Bond Fund’s performance was in the fourth, third and third quintiles for both Class A shares and Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the California Tax Free Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for Class A and Select Class shares were in the first and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

AUGUST 31, 2015	J.P. MORGAN TAX FREE FUNDS	77

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

The Trustees noted that the Intermediate Tax Free Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the third quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the New York Tax Free Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the second and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

78	J.P. MORGAN TAX FREE FUNDS	AUGUST 31, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-TF-815

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2015 (Unaudited)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Duration High Yield Fund

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

U.S. financial markets slumped at the end of the six month reporting period amid investor concerns about slowing growth in China’s economy and expectations of an increase in U.S. interest rates. After reaching record highs in May, U.S. equities came under pressure in June and July and volatility rose sharply through the summer months. On August 24, 2015, a global sell-off in equities drove leading market indexes lower. The Standard & Poor’s 500 Index (“S&P 500”) closed down 3.9% for the day. Though markets rebounded during the following days, they ended the period lower. For the six months ended August 31, 2015, the S&P 500 returned -5.3%

Overall, bond markets fared little better than equities. While increasing financial market volatility drove some investors to fixed income assets, it was insufficient to bolster prices in large sectors of the bond market, already under pressure from historically low interest rates. U.S. Treasury bond yields, which generally move in the opposite direction of bond prices, rose across all maturities. For the six month reporting period, the Barclays U.S. Aggregate Index returned -0.68% and the Barclays U.S. High Yield — Corporate — Index returned -2.85%.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.23%
Barclays U.S. Aggregate Index	-0.68%

Net Assets as of 8/31/2015 (In Thousands)	$29,340,609
Duration as of 8/31/2015	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares outperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s shorter overall duration made a positive contribution to performance as interest rates generally rose during the six month reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s allocation to mortgage-backed securities, particularly out-of-Benchmark agency collateralized mortgage obligations, and its underweight position in the corporate credit sector also contributed to relative performance.

The Fund’s out-of-Benchmark position in U.S. Treasury Inflation-Protected Securities was a slight detractor from relative performance amid declining investor expectations of future inflation. The Fund’s security selection in U.S. Treasuries and agency debt securities were the smallest contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At August 31, 2015, the Fund had underweight positions in U.S. Treasury bonds and corporate bonds and had an overweight position in mortgage-backed securities relative to the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	26.0%
Corporate Bonds	18.4
Collateralized Mortgage Obligations	17.8
Mortgage Pass-Through Securities	14.6
Asset-Backed Securities	11.4
Commercial Mortgage-Backed Securities	3.6
U.S. Government Agency Securities	2.2
Others (each less than 1.0%)	1.4
Short-Term Investment	4.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 1, 1992
Without Sales Charge		(0.40)%	1.45%	3.00%	4.57%
With Sales Charge**		(4.12)	(2.37)	2.22	4.18
CLASS C SHARES	March 22, 1999
Without CDSC		(0.64)	0.86	2.35	3.90
With CDSC***		(1.64)	(0.14)	2.35	3.90
CLASS R2 SHARES	November 3, 2008	(0.45)	1.26	2.76	4.31
CLASS R5 SHARES	May 15, 2006	(0.23)	1.78	3.31	4.87
CLASS R6 SHARES	February 22, 2005	(0.19)	1.93	3.39	4.95
SELECT CLASS SHARES	June 1, 1991	(0.23)	1.69	3.19	4.75

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 and Class R5 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Bond Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.78%
Barclays U.S. Aggregate Index	-0.68%

Net Assets as of 8/31/2015 (In Thousands)	$4,288,903
Duration as of 8/31/2015	5.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index (the “Benchmark”). Relative to the Benchmark, the Fund’s allocation to high yield bonds (also known as “junk bonds”), which underperformed investment grade debt securities during the six month reporting period, was a leading detractor from relative performance.

The Fund’s allocation to mortgage-backed securities, particularly out-of-Benchmark agency collateralized mortgage obligations, was a leading positive contributor to relative performance. In general, mortgage-backed debt securities outperformed other sectors of the fixed income market amid continued strength in the U.S. housing market.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Corporate Bonds	30.8%
U.S. Treasury Obligations	16.2
Mortgage Pass-Through Securities	13.0
Asset-Backed Securities	12.5
Collateralized Mortgage Obligations	12.0
Commercial Mortgage-Backed Securities	7.0
Foreign Government Securities	1.3
Others (each less than 1.0%)	3.0
Short-Term Investment	4.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
Without Sales Charge		(0.96)%	1.08%	4.21%	5.01%
With Sales Charge**		(4.70)	(2.74)	3.41	4.61
CLASS C SHARES	May 30, 2000
Without CDSC		(1.30)	0.38	3.53	4.37
With CDSC***		(2.30)	(0.62)	3.53	4.37
CLASS R2 SHARES	November 3, 2008	(1.04)	0.78	3.80	4.65
CLASS R6 SHARES	February 22, 2005	(0.79)	1.41	4.55	5.42
INSTITUTIONAL CLASS SHARES	June 19, 2009	(0.83)	1.32	4.47	5.29
SELECT CLASS SHARES	March 5, 1993	(0.78)	1.18	4.31	5.18

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Institutional Class and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays U.S. Aggregate Index and the Lipper Core Plus Bond Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Core Plus Bond Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Core Plus Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.01%
Barclays U.S. Government Bond Index	-0.05%

Net Assets as of 8/31/2015 (In Thousands)	$1,277,901
Duration as of 8/31/2015	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares outperformed the Barclays U.S. Government Bond Index (the “Benchmark”). The Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations (CMOs) and U.S. Treasury securities.

The Fund’s allocation to the out-of-Benchmark mortgages sector, particularly U.S. agency bonds and its security selection in the U.S. agency sector were leading contributors to relative performance. The Fund’s out-of-Benchmark allocation to U.S. Treasury Inflation-Protected Securities was the leading detractor from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers aimed to keep the duration of the Fund in a range of 5.00 to 5.50 years. Duration measures the price sensitivity of a bond or a portfolio of bonds relative to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration. The Fund’s portfolio managers focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	38.6%
U.S. Treasury Obligations	27.9
U.S. Government Agency Securities	20.2
Mortgage Pass-Through Securities	5.6
Others (each less than 1.0%)	1.0
Short-Term Investment	6.7

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 5, 1993
Without Sales Charge		(0.05)%	2.36%	2.61%	4.27%
With Sales Charge**		(3.81)	(1.46)	1.83	3.87
CLASS C SHARES	March 22, 1999
Without CDSC		(0.42)	1.62	1.85	3.51
With CDSC***		(1.42)	0.62	1.85	3.51
CLASS R2 SHARES	November 3, 2008	(0.16)	2.13	2.34	4.02
SELECT CLASS SHARES	February 8, 1993	0.01	2.58	2.86	4.54

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-2.95%
Barclays U.S. Corporate High Yield — 2% Issuer Capped Index	-2.85%

Net Assets as of 8/31/2015 (In Thousands)	$9,140,863
Duration as of 8/31/2015	6.5 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities that are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”). During the reporting period, high yield bonds (also known as “junk bonds”) generally underperformed other sectors of the bond market as weakness in global energy prices and volatility in global markets drove investors toward investment grade debt securities.

Relative to the Benchmark, the Fund’s security selection in below investment grade bonds in the communication and utilities sectors was a leading detractor from performance. The Fund’s security selection in unrated bonds and bonds rated BB also detracted from relative performance.

Relative to the Benchmark, the Fund’s security selection in below investment grade bonds in the energy and basic industry sectors was a leading contributor to performance. The Fund’s security selection in the bonds rated B and CCC also made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers sought to take specific, targeted credit risk based on the portfolio managers’ analysis of favorable risk/reward opportunities, while continuing to build a core of improving below investment grade investments. The portfolio managers moved the portfolio into higher quality debt securities amid persistent market volatility. In the energy sector, the portfolio managers continued to seek value in higher quality debt securities of companies with strong balance sheets.

PORTFOLIO COMPOSITION***
Corporate Bonds	91.1%
Loan Assignments	5.9
Preferred Securities	2.6
Others (each less than 1.0%)	0.4
Short-Term Investment	0.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 13, 1998
Without Sales Charge		(3.04)%	(2.79)%	6.49%	6.72%
With Sales Charge**		(6.67)	(6.38)	5.70	6.31
CLASS C SHARES	March 22, 1999
Without CDSC		(3.33)	(3.34)	5.86	6.05
With CDSC***		(4.33)	(4.34)	5.86	6.05
CLASS R2 SHARES	November 3, 2008	(3.21)	(3.12)	6.17	6.40
CLASS R5 SHARES	May 15, 2006	(2.90)	(2.53)	6.79	7.02
CLASS R6 SHARES	February 22, 2005	(2.76)	(2.37)	6.85	7.07
SELECT CLASS SHARES	November 13, 1998	(2.95)	(2.60)	6.72	6.96

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2 and Class R5 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. With respect to Class R2 Shares, prior Class performance has been adjusted to reflect the differences in expenses between classes. Class R5 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Yield Bond Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.14%
Barclays 1–10 Year U.S. TIPS Index	-1.15%
Barclays U.S. Intermediate Aggregate Index	0.20%
Inflation Managed Bond Composite Benchmark(1)	-1.48%

Net Assets as of 8/31/2015 (In Thousands)	$1,709,231
Duration as of 8/31/2015	2.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares outperformed the Barclays 1–10 Year U.S. TIPS (Treasury Inflation Protected Securities) Index (the “Index”) and the Inflation Managed Bond Composite Benchmark but underperformed the Barclays U.S. Intermediate Aggregate Index.

Relative to the Barclays 1–10 Year U.S. TIPS Index, the Fund’s shorter average maturity made a positive contribution to performance as interest rates rose during the six month period and bonds of longer maturity became less attractive to investors. The Fund’s security selection in the mortgages and asset-backed securities sectors also contributed to relative performance.

The Fund’s overweight positions in the corporate credit sector (company-issued bonds) and its longer duration in U.S. agency bonds detracted from performance relative to the Index. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter duration.

The Fund’s hedge against inflation, using U.S. Treasury Inflation Protected Securities plus inflation swap derivatives based on the Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U swaps), detracted from performance relative to the Benchmark as inflation expectations declined across the yield curve and realized inflation data was lower than expected. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time. The Fund’s exposure to longer-maturity inflation protection also detracted from relative performance, as investor concerns over inflationary pressure receded.

HOW WAS THE FUND POSITIONED?

Among the Fund’s fixed income holdings, the Fund’s portfolio managers continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

The Fund’s portfolio managers sought to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying core bonds is used as the general basis for the Fund’s inflation swap positioning.

The Fund’s portfolio managers believed that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the yield curve positioning of the underlying bonds as a result of opportunities that result from macroeconomic or technical factors. Due to their inflation outlook, the Fund’s managers increased the inflation hedge over the course of the twelve months by buying inflation protection at levels they believed to be attractive. The managers increased inflation protection in the shorter maturity and longer maturity portions of the yield curve.

PORTFOLIO COMPOSITION***
Corporate Bonds	26.8%
U.S. Treasury Obligations	18.8
Collateralized Mortgage Obligations	16.1
U.S. Government Agency Securities	15.7
Mortgage Pass-Through Securities	7.4
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	2.7
Others (each less than 1.0%)	0.3
Short-Term Investment	5.3

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.
(1)	The Fund’s composite benchmark is determined by adding the performance return of the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2010
Without Sales Charge		(1.31)%	(3.07)%	1.61%	2.07%
With Sales Charge**		(4.97)	(6.68)	0.84	1.35
CLASS C SHARES	March 31, 2010
Without CDSC		(1.60)	(3.67)	0.95	1.40
With CDSC***		(2.60)	(4.67)	0.95	1.40
CLASS R2 SHARES	March 31, 2010	(1.32)	(3.25)	1.36	1.81
CLASS R5 SHARES	March 31, 2010	(1.11)	(2.78)	1.84	2.29
CLASS R6 SHARES	November 30, 2010	(1.07)	(2.72)	1.88	2.33
SELECT CLASS SHARES	March 31, 2010	(1.14)	(2.84)	1.77	2.22

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/10 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays 1–10 Year U.S. TIPS Index, the Barclays U.S. Intermediate Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Inflation-Protected Bond Funds Index from March 31, 2010 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–10 Year U.S. TIPS Index and the Barclays U.S. Intermediate Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper Inflation-Protected Bond

Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays U.S. Intermediate Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Intermediate Government/Credit Index and 80% of the Barclays Inflation Swap 5 Year Zero Coupon Index. The Lipper Inflation-Protected Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.26%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.36%

Net Assets as of 8/31/2015 (In Thousands)	$1,292,025
Duration as of 8/31/2015	1.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). Relative to the Benchmark, the Fund’s underweight position in U.S. Treasury bonds and its position on the yield curve, particularly its exposure to the 10-year portion of the curve, were leading detractors from performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

Relative to the Benchmark, the Fund’s shorter overall duration was a leading contributor to performance. The Fund’s out-of-Benchmark holdings in mortgage-backed securities and asset-backed securities also made positive contributions to relative performance. Overall, the mortgage-backed securities sector outperformed other sectors of the fixed income market amid continued strength in the U.S. housing market.

HOW WAS THE FUND POSITIONED?

During the six month period, the Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage-backed and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a degree of liquidity for the Fund. The Fund maintained an overall duration of between 1 and 1.5 years for the six month period.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	50.9%
Asset-Backed Securities	20.3
Corporate Bonds	9.9
Commercial Mortgage-Backed Securities	4.2
Mortgage Pass-Through Securities	4.1
Municipal Bond	0.1
Short-Term Investment	10.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	March 10, 1993
Without Sales Charge		0.13%	0.70%	2.80%	2.82%
With Sales Charge**		(2.12)	(1.56)	2.34	2.58
CLASS C SHARES	November 1, 2001
Without CDSC		(0.03)	0.20	2.30	2.32
With CDSC***		(1.03)	(0.80)	2.30	2.32
CLASS R6 SHARES	February 22, 2005	0.46	1.15	3.27	3.29
SELECT CLASS SHARES	February 2, 1993	0.26	0.96	3.05	3.09

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short-Intermediate Investment Grade Debt Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.05%
Barclays U.S. MBS Index	0.34%

Net Assets as of 8/31/2015 (In Thousands)	$2,533,309
Duration as of 8/31/2015	3.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares outperformed the Barclays U.S. MBS Index (the “Benchmark”). The Fund’s security selection within agency and non-agency collateralized mortgage backed securities and mortgage pass-through securities was a leading contributor to performance relative to the Benchmark.

The Fund’s cash position, which is made up of debt securities with maturities of less than one year, was the leading detractor from performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	44.4%
Mortgage Pass-Through Securities	38.3
Asset-Backed Securities	5.6
Commercial Mortgage-Backed Securities	4.9
U.S. Treasury Obligations	1.0
Loan Assignment	0.0
Short-Term Investment	5.8

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	August 18, 2000
Without Sales Charge		0.98%	2.70%	3.48%	5.10%
With Sales Charge**		(2.77)	(1.13)	2.69	4.70
CLASS C SHARES	July 2, 2012
Without CDSC		0.76	2.17	3.00	4.58
With CDSC***		(0.24)	1.17	3.00	4.58
CLASS R6 SHARES	February 22, 2005	1.13	3.09	3.89	5.51
SELECT CLASS SHARES	August 18, 2000	1.05	2.93	3.76	5.36

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class C Shares prior to its inception are based on the performance of Select Class Shares, the original class offered. Prior Class performance has been adjusted to reflect the differences in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.28%
Barclays 1–3 Year U.S. Government/Credit Bond Index	0.36%

Net Assets as of 8/31/2015 (In Thousands)	$10,381,824
Duration as of 8/31/2015	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investments in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the Barclays 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”). The Fund’s underweight position in the non-corporate credit sector (supranational, sovereign and regional government debt securities) was a leading detractor from performance relative to the Benchmark. The Fund’s underweight position in U.S. Treasury bonds also detracted from relative performance.

The Fund’s out-of-Benchmark allocation to mortgage-backed securities and asset-backed securities made a positive contribution to performance relative to the Benchmark.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S. Treasuries and an overweight to non-Treasury securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	51.4%
Corporate Bonds	20.6
Asset-Backed Securities	8.7
Collateralized Mortgage Obligations	6.0
U.S. Government Agency Securities	5.4
Mortgage Pass-Through Securities	3.7
Commercial Mortgage-Backed Securities	3.6
Others (each less than 1.0%)	0.4
Short-Term Investment	0.2

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
Without Sales Charge		0.16%	0.37%	0.75%	2.47%
With Sales Charge**		(2.10)	(1.88)	0.30	2.23
CLASS C SHARES	November 1, 2001
Without CDSC		(0.10)	(0.14)	0.25	1.95
With CDSC***		(1.10)	(1.14)	0.25	1.95
CLASS R6 SHARES	February 22, 2005	0.41	0.98	1.26	2.98
SELECT CLASS SHARES	September 4, 1990	0.28	0.71	1.00	2.72

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.84%
Barclays U.S. Aggregate Index	-0.68%
BofA Merrill Lynch 1–5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index	-2.77%

Net Assets as of 8/31/2015 (In Thousands)	$203,924
Duration as of 8/31/2015	4.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration High Yield Fund (the “Fund”) seeks current income with a secondary objective of capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the Barclays U.S. Aggregate Index but outperformed the BofA Merrill Lynch 1–5 Year U.S. Cash Pay Fixed Maturity High Yield Constrained Index (the “Benchmark”). Overall, high yield bonds (also known as “Junk Bonds”) underperformed other sectors of the bond market during the six month period and the Fund’s allocation to high yield bonds hurt performance relative to the broad-based Barclays U.S. Aggregate Index.

The Fund’s underweight position and security selection in the energy sector and its security selection in the basic industry sector were leading positive contributors to performance relative to the Benchmark. The Fund’s security selection and overweight position in bonds rated B, and security selection and underweight position in bonds rated CCC and D also contributed to relative performance.

Relative to the Benchmark, the Fund’s security selection in the technology and electronics sector and its underweight position in the banking sector were leading detractors from performance for the six month reporting period. The Fund’s underweight position in bonds rated BB and out-of-Benchmark position in unrated bonds also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark, the Fund was underweight in sectors rated BB and CCC during the six month period. Conversely, the Fund was overweight in sectors rated AAA, BBB, single-B and Non-Rated. The portfolio managers remained cautious about companies that they believed had elevated credit risk.

PORTFOLIO COMPOSITION***
Corporate Bonds	70.4%
Loan Assignments	27.6
Others (each less than 0.1%)	1.5
Short-Term Investment	0.5

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Duration High Yield Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	March 1, 2013
Without Sales Charge		(0.90)%	(0.83)%	1.75%
With Sales Charge**		(3.08)	(3.07)	0.83
CLASS C SHARES	March 1, 2013
Without CDSC		(1.14)	(1.30)	1.23
With CDSC***		(2.14)	(2.30)	1.23
CLASS R6 SHARES	March 1, 2013	(0.76)	(0.49)	2.14
SELECT CLASS SHARES	March 1, 2013	(0.84)	(0.57)	1.99

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/1/13 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration High Yield Fund, the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index and the Lipper High Yield Bond Index from March 1, 2013 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper High Yield Bond Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The BofA Merrill Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. Cash Pay High Yield Index with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Lipper High Yield Bond Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.34%
Barclays 1–5 Year U.S. Treasury Index	0.59%

Net Assets as of 8/31/2015 (In Thousands)	$112,383
Duration as of 8/31/2015	1.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Select Class Shares underperformed the Barclays 1–5 Year U.S. Treasury Index (the “Benchmark”). Relative to the Benchmark, the Fund’s underweight position in the 3-to-5 year portion of the yield curve was a leading detractor from performance. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

Relative to the Benchmark, the Fund’s out-of-Benchmark allocation to agency bonds and its underweight position in U.S. Treasury bonds were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	85.0%
U.S. Government Agency Securities	14.1
Short-Term Investment	0.9

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	January 20, 1997
Without Sales Charge		0.27%	0.41%	0.36%	2.21%
With Sales Charge**		(2.02)	(1.87)	(0.09)	1.98
SELECT CLASS SHARES	January 20, 1997	0.34	0.62	0.60	2.47

*	Not annualized.
**	Sales Charge for Class A Shares is 2.25%.

TEN YEAR PERFORMANCE (8/31/05 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays 1–5 Year U.S. Treasury Index, the Barclays 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from August 31, 2005 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1–5 Year U.S. Treasury Index and the Barclays 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses incurred by the Fund. The Barclays 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to three years. Investors cannot invest directly in an index. The Lipper Short U.S. Treasury Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 11.4%
7,108	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.956%, 06/25/35	7,299
	Academic Loan Funding Trust,
9,409	Series 2012-1A, Class A1, VAR, 0.999%, 12/27/22 (e)	9,373
4,893	Series 2013-1A, Class A, VAR, 0.999%, 12/26/44 (e)	4,835
	Ally Auto Receivables Trust,
4,916	Series 2013-2, Class A3, 0.790%, 01/15/18	4,913
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,201
9,245	Series 2014-SN2, Class A3, 1.030%, 09/20/17	9,235
16,844	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	16,844
7,021	Series 2015-SN1, Class A3, 1.210%, 12/20/17	7,034
	American Credit Acceptance Receivables Trust,
873	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	873
202	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	202
4,846	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	4,843
7,092	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	7,108
4,500	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	4,506
2,563	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	2,561
11,865	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	11,854
18,614	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	18,618
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	9,044
	American Homes 4 Rent Trust,
4,000	Series 2014-SFR1, Class C, VAR, 2.198%, 06/17/31 (e)	3,935
12,330	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	12,644
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,475
4,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	4,068
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	7,545
9,884	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	10,054

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,781
7,550	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	7,900
18,141	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	18,252
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,267
	AmeriCredit Automobile Receivables Trust,
227	Series 2013-1, Class A3, 0.610%, 10/10/17	227
3,194	Series 2013-5, Class A3, 0.900%, 09/10/18	3,191
15,618	Series 2015-2, Class A2A, 0.830%, 09/10/18	15,604
71	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 5.078%, 01/25/34	70
26,845	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	26,845
	AXIS Equipment Finance Receivables II LLC,
1,525	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,523
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,678
	AXIS Equipment Finance Receivables III LLC,
13,042	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	13,010
1,000	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	999
1,000	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,000
10,250	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	10,143
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,284
18,449	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	18,291
	BCC Funding Corp. X,
21,662	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	21,725
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,738
583	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.569%, 04/25/36	557
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,856

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
	BMW Vehicle Owner Trust,
1,285	Series 2013-A, Class A3, 0.670%, 11/27/17	1,284
8,488	Series 2014-A, Class A2, 0.530%, 04/25/17	8,481
7,080	Series 2014-A, Class A3, 0.970%, 11/26/18	7,072
4,826	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	4,804
	Cabela’s Credit Card Master Note Trust,
6,816	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,853
5,757	Series 2015-2, Class A1, 2.250%, 07/17/23	5,765
1,673	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,674
29,661	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	29,647
	CarFinance Capital Auto Trust,
1,321	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,329
390	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	390
5,000	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	4,993
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,271
16,550	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	16,519
10,808	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	10,814
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.189%, 10/15/21 (e)	22,447
	CarMax Auto Owner Trust,
699	Series 2013-1, Class A3, 0.600%, 10/16/17	699
9,689	Series 2013-2, Class A4, 0.840%, 11/15/18	9,609
4,012	Series 2013-4, Class A3, 0.800%, 07/16/18	4,007
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,603
9,261	Series 2014-2, Class A3, 0.980%, 01/15/19	9,251
13,849	Series 2015-2, Class A2A, 0.820%, 06/15/18	13,841

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Carnow Auto Receivables Trust,
2,764	Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	2,763
7,500	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	7,513
	Chase Funding Trust,
2,181	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,250
3,243	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,378
5,527	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	5,619
	Citi Held For Asset Issuance,
12,095	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	12,093
12,837	Series 2015-PM1, Class B, 3.750%, 12/15/21 (e)	13,038
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,249
624	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.579%, 12/25/33	598
23,737	Colony American Homes, Series 2014-2A, Class A, VAR, 1.150%, 07/17/31 (e)	23,346
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	3,538
7,973	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	8,005
	CPS Auto Receivables Trust,
537	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	540
2,073	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	2,102
1,150	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,162
5,637	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	5,670
4,154	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	4,143
3,314	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	3,319
6,534	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	6,541
5,955	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	5,948

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
8,427	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	8,406
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,295
10,103	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	10,100
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,360
19,398	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	19,482
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	4,067
15,314	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	15,371
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,914
44,466	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	44,505
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	16,619
	CPS Auto Trust,
4,217	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	4,236
2,344	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	2,348
	Credit Acceptance Auto Loan Trust,
1,342	Series 2013-1A, Class A, 1.210%, 10/15/20 (e)	1,342
21,150	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	21,162
17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,725
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,605
38	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.509%, 11/25/35 (e)	38
	CWABS, Inc. Asset-Backed Certificates,
329	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	333
10	Series 2004-1, Class 3A, VAR, 0.759%, 04/25/34	9
784	Series 2004-1, Class M1, VAR, 0.949%, 03/25/34	749
102	Series 2004-1, Class M2, VAR, 1.024%, 03/25/34	94
673	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.099%, 10/25/34	649

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Drive Auto Receivables Trust,
15,764	Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	15,758
12,065	Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	12,122
16,326	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	16,319
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,159
7,248	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	7,247
1,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	1,592
	DT Auto Owner Trust,
9,620	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	9,619
11,029	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	11,030
18,041	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	18,042
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	12,251
	Exeter Automobile Receivables Trust,
77	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	77
566	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	566
3,901	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	3,906
8,949	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	8,928
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,588
17,317	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	17,294
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,436
16,946	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	16,954
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	9,065
22,858	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	22,848
	Fifth Third Auto Trust,
5,240	Series 2014-3, Class A2A, 0.570%, 05/15/17	5,238
2,322	Series 2014-3, Class A3, 0.960%, 03/15/19	2,320

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
	First Investors Auto Owner Trust,
814	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	814
830	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	829
9,020	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	9,015
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,869
12,366	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	12,351
10,815	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	10,821
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	2,940
	FirstKey Lending Trust,
27,821	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	27,641
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	11,027
	Flagship Credit Auto Trust,
2,005	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	2,004
3,395	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	3,407
6,355	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	6,334
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,225
15,191	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	15,130
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,388
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,984
21,535	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	21,467
	Ford Credit Auto Lease Trust,
333	Series 2014-A, Class A2A, 0.500%, 10/15/16	333
7,235	Series 2014-B, Class A3, 0.890%, 09/15/17	7,231
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,974
	Ford Credit Auto Owner Trust,
7,116	Series 2014-B, Class A3, 0.900%, 10/15/18	7,111
5,510	Series 2014-C, Class A2, 0.610%, 08/15/17	5,508

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,117	Series 2014-C, Class A3, 1.060%, 05/15/19	6,117
11,586	Series 2015-A, Class A2A, 0.810%, 01/15/18	11,583
9,816	Series 2015-A, Class A3, 1.280%, 09/15/19	9,836
27,581	Series 2015-B, Class A2A, 0.720%, 03/15/18	27,562
9,992	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.578%, 01/15/18	9,990
	Freedom Trust,
2,560	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	2,591
3,200	Series 2012-2, Class A24, VAR, 6.000%, 10/26/42 (e)	3,235
	FRT Trust,
3	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e)	3
4,821	Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e)	4,725
27	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e)	27
24,591	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	24,582
492	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	470
2,656	GE Equipment Midticket LLC, Series 2012-1, Class A4, 0.780%, 09/22/20	2,655
	GLC II Trust,
26,690	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	26,690
1,648	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,648
	GLC Trust,
19,599	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	19,516
1,634	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	1,605
	GLS Auto Receivables Trust,
38,895	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	38,728
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,450
	GM Financial Automobile Leasing Trust,
2,886	Series 2014-1A, Class A2, 0.610%, 07/20/16 (e)	2,884
22,619	Series 2015-1, Class A2, 1.100%, 12/20/17	22,646

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
10,058	Series 2015-1, Class A3, 1.530%, 09/20/18	10,097
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,211
	GMAT Trust,
5,208	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	5,229
2,302	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	2,299
	GO Financial Auto Securitization Trust,
25,002	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	24,979
8,462	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	8,460
10,634	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	10,661
	HLSS Servicer Advance Receivables Backed Notes,
4,120	Series 2013-T3, Class C3, 2.388%, 05/15/46 (e)	3,948
4,446	Series 2013-T3, Class D3, 3.130%, 05/15/46 (e)	4,335
9,905	Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	9,855
	HLSS Servicer Advance Receivables Trust,
10,906	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,895
1,000	Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	999
12,879	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,866
2,000	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	1,962
8,863	Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	8,847
723	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.399%, 03/25/36	647
	Honda Auto Receivables Owner Trust,
4,667	Series 2013-4, Class A3, 0.690%, 09/18/17	4,663
700	Series 2013-4, Class A4, 1.040%, 02/18/20	700
7,444	Series 2014-2, Class A3, 0.770%, 03/19/18	7,429
8,655	Series 2015-1, Class A2, 0.700%, 06/15/17	8,651
	HSBC Home Equity Loan Trust USA,
291	Series 2007-1, Class AS, VAR, 0.403%, 03/20/36	290

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,057	Series 2007-3, Class APT, VAR, 1.403%, 11/20/36	4,046
	Hyundai Auto Receivables Trust,
9,118	Series 2014-B, Class A3, 0.900%, 12/17/18	9,116
13,052	Series 2015-A, Class A2, 0.680%, 10/16/17	13,047
8,437	Series 2015-B, Class A2A, 0.690%, 04/16/18	8,437
9,311	Series 2015-B, Class A3, 1.120%, 11/15/19	9,289
22,400	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.198%, 06/17/31 (e)	22,087
	John Deere Owner Trust,
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,841
1,985	Series 2014-A, Class A2, 0.450%, 09/15/16	1,984
	KGS-Alpha Capital Markets LP,
106,740	IO, VAR, 0.407%, 08/25/38	3,502
36,129	Series 2012-3, Class A, IO, VAR, 0.404%, 09/25/26	740
143,284	Series 2012-4, Class A, IO, VAR, 0.558%, 09/25/37	6,157
	KGS-Alpha SBA COOF Trust,
66,771	Series 2013-2, Class A, IO, VAR, 1.572%, 03/25/39 (e)	3,662
60,331	Series 2014-1, Class A, IO, VAR, 1.373%, 10/25/32 (e)	2,866
19,444	Series 2014-2, Class A, IO, VAR, 3.123%, 04/25/40 (e)	2,758
	Long Beach Mortgage Loan Trust,
4,475	Series 2004-1, Class M1, VAR, 0.949%, 02/25/34	4,256
807	Series 2004-3, Class M1, VAR, 1.054%, 07/25/34	777
701	Series 2006-WL2, Class 2A3, VAR, 0.399%, 01/25/36	676
29,044	LV Tower 52 Issuer, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	28,995
14,500	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)	14,413
763	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.449%, 03/25/32	763
	MarketPlace Loan Trust,
19,070	Series 2015-OD1, Class A, 3.250%, 06/17/17 (e)	19,070
3,708	Series 2015-OD1, Class B, 5.250%, 06/17/17 (e)	3,708

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
29,161	Series 2015-OD2, Class A, 3.250%, 08/17/17 (e)	29,161
4,804	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	4,804
23,318	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	23,260
8,907	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	9,320
	Mid-State Capital Trust,
4,440	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,558
7,990	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	8,348
3,853	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,857
	Nationstar Agency Advance Funding Trust,
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,266
653	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	649
13,672	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	13,690
857	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	856
3,011	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	3,096
	Nissan Auto Lease Trust,
796	Series 2013-B, Class A3, 0.750%, 06/15/16	796
1,164	Series 2014-A, Class A3, 0.800%, 02/15/17	1,160
27,000	Series 2015-A, Class A2A, 0.990%, 11/15/17	27,030
	Nissan Auto Receivables Owner Trust,
2,156	Series 2012-A, Class A4, 1.000%, 07/16/18	2,158
238	Series 2014-A, Class A2, 0.420%, 11/15/16	238
3,911	Series 2014-B, Class A3, 1.110%, 05/15/19	3,904
4,031	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,025
	NRPL Trust,
18,073	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	18,061

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	11,956
38,620	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	38,431
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
22,000	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	22,000
6,772	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	6,765
13,776	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	13,732
14,811	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	14,811
	NYMT Residential LLC,
15,626	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e)	15,626
8,091	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	8,091
	Oak Hill Advisors Residential Loan Trust,
21,078	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	21,042
12,071	Series 2015-NPL1, Class A2, SUB, 4.000%, 01/25/55 (e)	11,750
22,477	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	22,485
5,128	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	4,970
	OAK Hill Advisors Residential Loan Trust,
25,287	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	25,222
8,569	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	8,465
	Ocwen Freddie Advance Funding LLC,
8,117	Series 2015-T1, Class AT1, 2.062%, 11/15/45 (e)	8,116
2,281	Series 2015-T1, Class BT1, 2.557%, 11/15/45 (e)	2,281
871	Series 2015-T1, Class CT1, 3.051%, 11/15/45 (e)	871
1,415	Series 2015-T1, Class DT1, 3.790%, 11/15/45 (e)	1,415
	Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes,
28,022	Series 2015-T2, Class AT2, 2.014%, 09/15/45 (e)	28,022
5,325	Series 2015-T2, Class BT2, 2.509%, 09/15/45 (e)	5,325
1,464	Series 2015-T2, Class CT2, 3.003%, 09/15/45 (e)	1,464

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
3,372	Series 2015-T2, Class DT2, 3.743%, 09/15/45 (e)	3,372
17,813	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	17,813
	OneMain Financial Issuance Trust,
28,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	28,781
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,599
42,152	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	42,340
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,506
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	29,106
3,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	3,878
56,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	56,040
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,598
158	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.039%, 02/25/33	147
4,167	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.137%, 10/25/34	4,153
3,649	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	3,658
	Pretium Mortgage Credit Partners I LLC,
14,895	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	14,884
12,483	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	12,277
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,714
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,162
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	24,898
5,437	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	5,452
	Progreso Receivables Funding LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	13,018

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	6,046
	Progress Residential Trust,
23,637	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	23,439
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,227
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	15,846
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,527
	RAMP Trust,
2,153	Series 2004-RS11, Class M1, VAR, 1.129%, 11/25/34	2,123
11,096	Series 2006-RZ1, Class A3, VAR, 0.499%, 03/25/36	10,834
	RASC Trust,
45	Series 2002-KS4, Class AIIB, VAR, 0.699%, 07/25/32	39
55	Series 2003-KS5, Class AIIB, VAR, 0.779%, 07/25/33	49
65	Series 2003-KS9, Class A2B, VAR, 0.839%, 11/25/33	55
6,340	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	6,344
98	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	51
17,544	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	17,501
389	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	384
	Santander Drive Auto Receivables Trust,
16,308	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	16,308
4,634	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	4,635
17,989	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	17,989
1,626	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,642
724	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.400%, 01/25/36	532
12,003	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	11,891
1,891	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	1,891

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
	SpringCastle America Funding LLC,
47,101	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	47,275
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,764
	Springleaf Funding Trust,
25,911	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	25,978
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,500
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,481
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	56,779
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,638
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,730
7,250	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	7,343
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
616	Series 2002-AL1, Class A2, 3.450%, 02/25/32	613
1,475	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,458
2,293	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	2,362
1,835	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	1,906
25,506	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	25,446
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,780
	Toyota Auto Receivables Owner Trust,
1,320	Series 2014-A, Class A2, 0.410%, 08/15/16	1,319
7,733	Series 2014-C, Class A2, 0.510%, 02/15/17	7,727
5,761	Series 2014-C, Class A3, 0.930%, 07/16/18	5,755
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.148%, 10/15/21 (e)	23,536
6,062	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.436%, 05/17/32 (e)	5,994
	Truman Capital Mortgage Loan Trust,
10,576	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	10,550

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,409	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	4,397
6,881	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	6,746
6,182	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	6,145
16,660	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	16,651
22,553	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	22,492
24,152	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	24,074
6,177	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	6,173
13,820	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	13,819
8,753	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	8,741
	VOLT XIX LLC,
19,764	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	19,804
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,606
	VOLT XVI LLC,
12,182	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	12,177
2,397	Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	2,360
	VOLT XXII LLC,
18,675	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	18,625
6,176	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	6,075
28,901	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	28,838
58,630	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	58,566
	VOLT XXVI LLC,
18,569	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	18,550
9,358	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	9,229
29,900	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	29,859
20,970	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	20,939

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — continued
20,450		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	20,376
18,146		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	18,071
21,581		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	21,544
		Westgate Resorts LLC,
3,090		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	3,098
2,606		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	2,612
5,568		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	5,568
4,714		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	4,716
		World Omni Auto Receivables Trust,
2,500		Series 2013-B, Class A3, 0.830%, 08/15/18	2,500
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,403
7,871		Series 2015-A, Class A2A, 0.790%, 07/16/18	7,868
4,378		Series 2015-A, Class A3, 1.340%, 05/15/20	4,384

		Total Asset-Backed Securities (Cost $3,363,382)	3,360,770

Collateralized Mortgage Obligations — 17.9%
		Agency CMO — 14.3%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
209		Series 8, Class ZA, 7.000%, 03/25/23	231
131		Series 24, Class ZE, 6.250%, 11/25/23	143
953		Series 29, Class L, 7.500%, 04/25/24	1,075
		Federal Home Loan Mortgage Corp. Reference REMIC,
6,846		Series R006, Class ZA, 6.000%, 04/15/36	7,779
9,366		Series R007, Class ZA, 6.000%, 05/15/36	10,587
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 11, Class D, 9.500%, 07/15/19	2
7		Series 22, Class C, 9.500%, 04/15/20	7
12		Series 23, Class F, 9.600%, 04/15/20	13
2		Series 46, Class B, 7.800%, 09/15/20	3
2		Series 47, Class F, 10.000%, 06/15/20	2
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
7		Series 99, Class Z, 9.500%, 01/15/21	8
24		Series 114, Class H, 6.950%, 01/15/21	26
—	(h)	Series 204, Class E, HB, IF, 1,849.148%, 05/15/23	4

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
5		Series 1065, Class J, 9.000%, 04/15/21	6
3		Series 1079, Class S, HB, IF, 33.328%, 05/15/21	4
5		Series 1084, Class F, VAR, 1.148%, 05/15/21	5
4		Series 1084, Class S, HB, IF, 44.336%, 05/15/21	6
7		Series 1116, Class I, 5.500%, 08/15/21	7
31		Series 1144, Class KB, 8.500%, 09/15/21	34
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,175.496%, 01/15/22	5
15		Series 1206, Class IA, 7.000%, 03/15/22	17
20		Series 1250, Class J, 7.000%, 05/15/22	23
60		Series 1343, Class LA, 8.000%, 08/15/22	68
24		Series 1343, Class LB, 7.500%, 08/15/22	27
40		Series 1370, Class JA, VAR, 1.348%, 09/15/22	41
40		Series 1455, Class WB, IF, 4.576%, 12/15/22	42
369		Series 1466, Class PZ, 7.500%, 02/15/23	411
5		Series 1470, Class F, VAR, 1.659%, 02/15/23	5
65		Series 1491, Class I, 7.500%, 04/15/23	73
211		Series 1498, Class I, VAR, 1.348%, 04/15/23	217
316		Series 1502, Class PX, 7.000%, 04/15/23	348
36		Series 1505, Class Q, 7.000%, 05/15/23	41
151		Series 1518, Class G, IF, 8.773%, 05/15/23	175
27		Series 1541, Class M, HB, IF, 24.884%, 07/15/23	42
128		Series 1541, Class O, VAR, 1.520%, 07/15/23	129
8		Series 1570, Class F, VAR, 2.159%, 08/15/23	9
290		Series 1573, Class PZ, 7.000%, 09/15/23	322
155		Series 1591, Class PV, 6.250%, 10/15/23	173
46		Series 1602, Class SA, HB, IF, 22.108%, 10/15/23	74
888		Series 1608, Class L, 6.500%, 09/15/23	1,016
348		Series 1642, Class PJ, 6.000%, 11/15/23	383
141		Series 1658, Class GZ, 7.000%, 01/15/24	159
14		Series 1671, Class L, 7.000%, 02/15/24	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	27
15	Series 1686, Class SH, IF, 18.793%, 02/15/24	22
118	Series 1695, Class EB, 7.000%, 03/15/24	132
24	Series 1699, Class FC, VAR, 0.798%, 03/15/24	24
156	Series 1700, Class GA, PO, 02/15/24	150
639	Series 1706, Class K, 7.000%, 03/15/24	719
11	Series 1709, Class FA, VAR, 1.470%, 03/15/24	12
459	Series 1720, Class PL, 7.500%, 04/15/24	521
426	Series 1737, Class L, 6.000%, 06/15/24	480
70	Series 1745, Class D, 7.500%, 08/15/24	79
342	Series 1798, Class F, 5.000%, 05/15/23	370
7	Series 1807, Class G, 9.000%, 10/15/20	8
65	Series 1829, Class ZB, 6.500%, 03/15/26	72
444	Series 1863, Class Z, 6.500%, 07/15/26	508
52	Series 1865, Class D, PO, 02/15/24	45
56	Series 1890, Class H, 7.500%, 09/15/26	64
151	Series 1899, Class ZE, 8.000%, 09/15/26	174
376	Series 1927, Class PH, 7.500%, 01/15/27	430
296	Series 1927, Class ZA, 6.500%, 01/15/27	339
10	Series 1935, Class FL, VAR, 0.898%, 02/15/27	10
124	Series 1963, Class Z, 7.500%, 01/15/27	142
18	Series 1970, Class PG, 7.250%, 07/15/27	20
321	Series 1981, Class Z, 6.000%, 05/15/27	358
211	Series 1983, Class Z, 6.500%, 12/15/23	233
137	Series 1987, Class PE, 7.500%, 09/15/27	152
200	Series 2019, Class Z, 6.500%, 12/15/27	223
679	Series 2033, Class J, 5.600%, 06/15/23	724
78	Series 2033, Class SN, HB, IF, 28.471%, 03/15/24	45
213	Series 2038, Class PN, IO, 7.000%, 03/15/28	30
666	Series 2040, Class PE, 7.500%, 03/15/28	763
237	Series 2054, Class PV, 7.500%, 05/15/28	272
37	Series 2056, Class TD, 6.500%, 05/15/18	39
347	Series 2063, Class PG, 6.500%, 06/15/28	397
46	Series 2064, Class TE, 7.000%, 06/15/28	52
126	Series 2070, Class C, 6.000%, 07/15/28	139
711	Series 2075, Class PH, 6.500%, 08/15/28	793
761	Series 2075, Class PM, 6.250%, 08/15/28	852
136	Series 2086, Class GB, 6.000%, 09/15/28	153

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
272	Series 2089, Class PJ, IO, 7.000%, 10/15/28	35
620	Series 2095, Class PE, 6.000%, 11/15/28	703
1,137	Series 2106, Class ZD, 6.000%, 12/15/28	1,269
1,629	Series 2110, Class PG, 6.000%, 01/15/29	1,848
333	Series 2125, Class JZ, 6.000%, 02/15/29	367
1,724	Series 2126, Class CB, 6.250%, 02/15/29	1,954
46	Series 2132, Class SB, HB, IF, 29.733%, 03/15/29	82
21	Series 2134, Class PI, IO, 6.500%, 03/15/19	2
26	Series 2141, Class IO, IO, 7.000%, 04/15/29	3
107	Series 2163, Class PC, IO, 7.500%, 06/15/29	15
1,414	Series 2169, Class TB, 7.000%, 06/15/29	1,619
613	Series 2172, Class QC, 7.000%, 07/15/29	691
346	Series 2176, Class OJ, 7.000%, 08/15/29	403
2	Series 2196, Class TL, 7.500%, 11/15/29	2
314	Series 2201, Class C, 8.000%, 11/15/29	361
692	Series 2208, Class PG, 7.000%, 01/15/30	797
194	Series 2209, Class TC, 8.000%, 01/15/30	235
629	Series 2210, Class Z, 8.000%, 01/15/30	727
125	Series 2224, Class CB, 8.000%, 03/15/30	149
176	Series 2230, Class Z, 8.000%, 04/15/30	205
139	Series 2234, Class PZ, 7.500%, 05/15/30	160
118	Series 2247, Class Z, 7.500%, 08/15/30	137
327	Series 2256, Class MC, 7.250%, 09/15/30	376
478	Series 2259, Class ZM, 7.000%, 10/15/30	549
11	Series 2261, Class ZY, 7.500%, 10/15/30	13
42	Series 2262, Class Z, 7.500%, 10/15/30	48
566	Series 2271, Class PC, 7.250%, 12/15/30	650
497	Series 2283, Class K, 6.500%, 12/15/23	552
244	Series 2296, Class PD, 7.000%, 03/15/31	285
90	Series 2306, Class K, PO, 05/15/24	85
215	Series 2306, Class SE, IF, IO, 8.280%, 05/15/24	28
141	Series 2313, Class LA, 6.500%, 05/15/31	161
310	Series 2325, Class PM, 7.000%, 06/15/31	364
574	Series 2332, Class ZH, 7.000%, 07/15/31	656
102	Series 2333, Class HC, 6.000%, 07/15/31	100
3,192	Series 2344, Class ZD, 6.500%, 08/15/31	3,747
328	Series 2344, Class ZJ, 6.500%, 08/15/31	375
264	Series 2345, Class NE, 6.500%, 08/15/31	303
61	Series 2345, Class PQ, 6.500%, 08/15/16	62
69	Series 2347, Class VP, 6.500%, 03/15/20	74

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
327	Series 2351, Class PZ, 6.500%, 08/15/31	377
172	Series 2353, Class TD, 6.000%, 09/15/16	175
47	Series 2355, Class BP, 6.000%, 09/15/16	47
17	Series 2359, Class PM, 6.000%, 09/15/16	17
565	Series 2359, Class ZB, 8.500%, 06/15/31	669
80	Series 2360, Class PG, 6.000%, 09/15/16	82
11	Series 2363, Class PF, 6.000%, 09/15/16	12
47	Series 2366, Class MD, 6.000%, 10/15/16	48
278	Series 2367, Class ME, 6.500%, 10/15/31	320
285	Series 2388, Class FB, VAR, 0.798%, 01/15/29	290
107	Series 2391, Class QR, 5.500%, 12/15/16	109
44	Series 2394, Class MC, 6.000%, 12/15/16	45
326	Series 2399, Class OH, 6.500%, 01/15/32	367
545	Series 2399, Class TH, 6.500%, 01/15/32	610
644	Series 2410, Class NG, 6.500%, 02/15/32	731
393	Series 2410, Class OE, 6.375%, 02/15/32	423
708	Series 2410, Class QS, IF, 18.986%, 02/15/32	1,063
271	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	86
712	Series 2412, Class SP, IF, 15.705%, 02/15/32	963
1,669	Series 2418, Class FO, VAR, 1.098%, 02/15/32	1,709
617	Series 2420, Class XK, 6.500%, 02/15/32	694
504	Series 2423, Class MC, 7.000%, 03/15/32	580
631	Series 2423, Class MT, 7.000%, 03/15/32	728
768	Series 2423, Class TB, 6.500%, 03/15/32	885
56	Series 2425, Class OB, 6.000%, 03/15/17	58
870	Series 2430, Class WF, 6.500%, 03/15/32	1,008
1,189	Series 2434, Class TC, 7.000%, 04/15/32	1,390
1,936	Series 2434, Class ZA, 6.500%, 04/15/32	2,217
1,288	Series 2435, Class CJ, 6.500%, 04/15/32	1,504
419	Series 2436, Class MC, 7.000%, 04/15/32	470
205	Series 2441, Class GF, 6.500%, 04/15/32	237
550	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	152
485	Series 2450, Class GZ, 7.000%, 05/15/32	556
359	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	100
822	Series 2455, Class GK, 6.500%, 05/15/32	954
18	Series 2458, Class QE, 5.500%, 06/15/17	18
595	Series 2458, Class ZM, 6.500%, 06/15/32	681
122	Series 2463, Class CE, 6.000%, 06/15/17	125
441	Series 2466, Class DH, 6.500%, 06/15/32	506

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
897	Series 2466, Class PH, 6.500%, 06/15/32	1,033
644	Series 2474, Class NR, 6.500%, 07/15/32	740
1,327	Series 2475, Class S, IF, IO, 7.802%, 02/15/32	326
916	Series 2484, Class LZ, 6.500%, 07/15/32	1,054
31	Series 2488, Class WS, IF, 16.285%, 08/15/17	34
1,177	Series 2500, Class MC, 6.000%, 09/15/32	1,340
89	Series 2508, Class AQ, 5.500%, 10/15/17	92
1,195	Series 2512, Class PG, 5.500%, 10/15/22	1,300
400	Series 2535, Class BK, 5.500%, 12/15/22	434
392	Series 2537, Class TE, 5.500%, 12/15/17	408
203	Series 2543, Class LX, 5.000%, 12/15/17	209
1,655	Series 2543, Class YX, 6.000%, 12/15/32	1,862
837	Series 2544, Class HC, 6.000%, 12/15/32	946
192	Series 2549, Class ZG, 5.000%, 01/15/18	198
1,033	Series 2552, Class ME, 6.000%, 01/15/33	1,173
832	Series 2567, Class QD, 6.000%, 02/15/33	941
976	Series 2571, Class FY, VAR, 0.948%, 12/15/32	995
119	Series 2571, Class SK, HB, IF, 33.648%, 09/15/23	210
575	Series 2571, Class SY, IF, 18.126%, 12/15/32	798
3,859	Series 2575, Class ME, 6.000%, 02/15/33	4,236
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,445
436	Series 2586, Class WI, IO, 6.500%, 03/15/33	91
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,448
677	Series 2596, Class QG, 6.000%, 03/15/33	741
209	Series 2611, Class UH, 4.500%, 05/15/18	217
295	Series 2626, Class NS, IF, IO, 6.352%, 06/15/23	18
1,491	Series 2631, Class SA, IF, 14.488%, 06/15/33	1,939
1,718	Series 2636, Class Z, 4.500%, 06/15/18	1,788
286	Series 2637, Class SA, IF, IO, 5.902%, 06/15/18	17
116	Series 2638, Class DS, IF, 8.402%, 07/15/23	133
4	Series 2642, Class SL, IF, 6.706%, 07/15/33	4
111	Series 2650, Class PO, PO, 12/15/32	110
767	Series 2650, Class SO, PO, 12/15/32	751
1,674	Series 2651, Class VZ, 4.500%, 07/15/18	1,742
8,359	Series 2653, Class PZ, 5.000%, 07/15/33	9,507
57	Series 2655, Class EO, PO, 02/15/33	57

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
463	Series 2671, Class S, IF, 14.396%, 09/15/33	602
1,103	Series 2684, Class PO, PO, 01/15/33	1,100
400	Series 2692, Class SC, IF, 12.891%, 07/15/33	462
14	Series 2696, Class CO, PO, 10/15/18	14
4,424	Series 2709, Class PG, 5.000%, 11/15/23	4,821
1,052	Series 2710, Class HB, 5.500%, 11/15/23	1,147
440	Series 2720, Class PC, 5.000%, 12/15/23	474
3,586	Series 2722, Class PF, VAR, 0.798%, 12/15/33	3,637
9,421	Series 2733, Class SB, IF, 7.832%, 10/15/33	10,575
338	Series 2744, Class PE, 5.500%, 02/15/34	359
782	Series 2744, Class TU, 5.500%, 05/15/32	806
547	Series 2748, Class KO, PO, 10/15/23	538
738	Series 2758, Class AO, PO, 03/15/19	727
16	Series 2780, Class JG, 4.500%, 04/15/19	16
243	Series 2780, Class SY, IF, 16.065%, 11/15/33	319
3,511	Series 2802, Class OH, 6.000%, 05/15/34	3,837
118	Series 2835, Class QO, PO, 12/15/32	107
32	Series 2840, Class JO, PO, 06/15/23	32
1,249	Series 2903, Class Z, 5.000%, 12/15/24	1,353
742	Series 2929, Class MS, HB, IF, 27.291%, 02/15/35	1,182
3,209	Series 2934, Class EC, PO, 02/15/20	3,144
956	Series 2934, Class HI, IO, 5.000%, 02/15/20	71
609	Series 2934, Class KI, IO, 5.000%, 02/15/20	43
270	Series 2945, Class SA, IF, 11.938%, 03/15/20	299
340	Series 2967, Class S, HB, IF, 32.738%, 04/15/25	560
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,763
1,178	Series 2968, Class MD, 5.500%, 12/15/33	1,222
1,187	Series 2981, Class FA, VAR, 0.598%, 05/15/35	1,190
1,215	Series 2988, Class AF, VAR, 0.498%, 06/15/35	1,212
44	Series 2989, Class PO, PO, 06/15/23	43
655	Series 2990, Class GO, PO, 02/15/35	608
2,539	Series 2990, Class LK, VAR, 0.568%, 10/15/34	2,546
1,434	Series 2990, Class SL, HB, IF, 23.769%, 06/15/34	2,000

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
208	Series 2990, Class WP, IF, 16.518%, 06/15/35	245
3,362	Series 2992, Class LB, 5.000%, 06/15/20	3,533
87	Series 3014, Class OD, PO, 08/15/35	76
212	Series 3022, Class SX, IF, 16.381%, 08/15/25	272
629	Series 3029, Class SO, PO, 09/15/35	573
5,340	Series 3049, Class XF, VAR, 0.548%, 05/15/33	5,358
394	Series 3051, Class DP, HB, IF, 27.159%, 10/15/25	606
704	Series 3064, Class SG, IF, 19.341%, 11/15/35	973
3,253	Series 3065, Class DF, VAR, 0.578%, 04/15/35	3,264
30	Series 3068, Class AO, PO, 01/15/35	29
1,237	Series 3077, Class TO, PO, 04/15/35	1,169
1,302	Series 3085, Class WF, VAR, 0.998%, 08/15/35	1,328
2,742	Series 3101, Class UZ, 6.000%, 01/15/36	3,117
240	Series 3102, Class HS, HB, IF, 23.842%, 01/15/36	358
2,494	Series 3117, Class AO, PO, 02/15/36	2,332
547	Series 3117, Class EO, PO, 02/15/36	496
805	Series 3117, Class OG, PO, 02/15/36	749
471	Series 3117, Class OK, PO, 02/15/36	426
1,537	Series 3122, Class OH, PO, 03/15/36	1,438
1,431	Series 3122, Class OP, PO, 03/15/36	1,341
17	Series 3122, Class ZB, 6.000%, 03/15/36	23
152	Series 3134, Class PO, PO, 03/15/36	132
1,709	Series 3137, Class XP, 6.000%, 04/15/36	1,949
830	Series 3138, Class PO, PO, 04/15/36	763
2,902	Series 3147, Class PO, PO, 04/15/36	2,712
126	Series 3149, Class SO, PO, 05/15/36	110
675	Series 3151, Class PO, PO, 05/15/36	611
1,102	Series 3153, Class EO, PO, 05/15/36	1,000
351	Series 3164, Class MG, 6.000%, 06/15/36	396
2,569	Series 3171, Class MO, PO, 06/15/36	2,371
505	Series 3179, Class OA, PO, 07/15/36	458
2,405	Series 3181, Class AZ, 6.500%, 07/15/36	2,779
406	Series 3189, Class PC, 6.000%, 08/15/35	411
305	Series 3194, Class SA, IF, IO, 6.902%, 07/15/36	63
1,785	Series 3195, Class PD, 6.500%, 07/15/36	2,058
3,675	Series 3200, Class AY, 5.500%, 08/15/36	4,117
751	Series 3200, Class PO, PO, 08/15/36	683

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10,648	Series 3202, Class HI, IF, IO, 6.452%, 08/15/36	1,898
457	Series 3213, Class OA, PO, 09/15/36	426
315	Series 3218, Class AO, PO, 09/15/36	278
1,480	Series 3218, Class BE, 6.000%, 09/15/35	1,521
1,612	Series 3219, Class DI, IO, 6.000%, 04/15/36	341
866	Series 3225, Class EO, PO, 10/15/36	772
968	Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	152
236	Series 3233, Class OP, PO, 05/15/36	213
2,690	Series 3253, Class PO, PO, 12/15/21	2,658
422	Series 3256, Class PO, PO, 12/15/36	388
719	Series 3260, Class CS, IF, IO, 5.942%, 01/15/37	124
390	Series 3261, Class OA, PO, 01/15/37	362
1,657	Series 3274, Class B, 6.000%, 02/15/37	1,821
200	Series 3274, Class JO, PO, 02/15/37	182
1,022	Series 3275, Class FL, VAR, 0.638%, 02/15/37	1,026
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,325
421	Series 3286, Class PO, PO, 03/15/37	383
1,142	Series 3290, Class SB, IF, IO, 6.252%, 03/15/37	176
1,289	Series 3302, Class UT, 6.000%, 04/15/37	1,454
895	Series 3305, Class MG, IF, 2.418%, 07/15/34	913
3,092	Series 3315, Class HZ, 6.000%, 05/15/37	3,414
914	Series 3316, Class PO, PO, 05/15/37	836
55	Series 3318, Class AO, PO, 05/15/37	49
274	Series 3326, Class JO, PO, 06/15/37	249
2,051	Series 3329, Class JD, 6.000%, 06/15/36	2,159
460	Series 3331, Class PO, PO, 06/15/37	403
1,044	Series 3344, Class SL, IF, IO, 6.402%, 07/15/37	169
603	Series 3365, Class PO, PO, 09/15/37	542
343	Series 3371, Class FA, VAR, 0.798%, 09/15/37	347
489	Series 3373, Class TO, PO, 04/15/37	454
3,344	Series 3383, Class SA, IF, IO, 6.252%, 11/15/37	500
5,605	Series 3387, Class SA, IF, IO, 6.222%, 11/15/37	884
1,818	Series 3393, Class JO, PO, 09/15/32	1,598
559	Series 3398, Class PO, PO, 01/15/36	556
6,301	Series 3404, Class SC, IF, IO, 5.802%, 01/15/38	1,028

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
258	Series 3422, Class SE, IF, 16.956%, 02/15/38	340
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,695
2,213	Series 3424, Class PI, IF, IO, 6.602%, 04/15/38	353
267	Series 3443, Class SY, IF, 9.000%, 03/15/37	314
2,260	Series 3453, Class B, 5.500%, 05/15/38	2,463
2,404	Series 3455, Class SE, IF, IO, 6.002%, 06/15/38	345
518	Series 3461, Class LZ, 6.000%, 06/15/38	590
7,301	Series 3461, Class Z, 6.000%, 06/15/38	8,191
4,560	Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	580
6,005	Series 3493, Class LA, 4.000%, 10/15/23	6,216
3,662	Series 3501, Class CB, 5.500%, 01/15/39	4,081
1,047	Series 3510, Class OD, PO, 02/15/37	960
2,060	Series 3511, Class SA, IF, IO, 5.802%, 02/15/39	348
561	Series 3523, Class SD, IF, 19.119%, 06/15/36	783
2,531	Series 3531, Class SA, IF, IO, 6.102%, 05/15/39	371
1,655	Series 3531, Class SM, IF, IO, 5.902%, 05/15/39	211
1,598	Series 3546, Class A, VAR, 1.952%, 02/15/39	1,613
1,577	Series 3549, Class FA, VAR, 1.398%, 07/15/39	1,612
1,592	Series 3607, Class AO, PO, 04/15/36	1,437
2,917	Series 3607, Class BO, PO, 04/15/36	2,633
76	Series 3607, Class EO, PO, 02/15/33	76
3,254	Series 3607, Class OP, PO, 07/15/37	2,904
4,353	Series 3607, Class PO, PO, 05/15/37	3,920
2,100	Series 3607, Class TO, PO, 10/15/39	1,886
2,883	Series 3608, Class SC, IF, IO, 6.052%, 12/15/39	381
2,499	Series 3611, Class PO, PO, 07/15/34	2,262
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,972
2,130	Series 3621, Class BO, PO, 01/15/40	1,964
4,125	Series 3632, Class BS, IF, 16.841%, 02/15/40	5,626
1,312	Series 3645, Class KZ, 5.500%, 08/15/36	1,424
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,806
937	Series 3654, Class VB, 5.500%, 10/15/27	940
2,743	Series 3659, Class VE, 5.000%, 03/15/26	3,014
12,635	Series 3680, Class MA, 4.500%, 07/15/39	13,762

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,278	Series 3684, Class CY, 4.500%, 06/15/25	7,060
7,823	Series 3687, Class MA, 4.500%, 02/15/37	8,280
2,070	Series 3688, Class CU, VAR, 6.674%, 11/15/21	2,187
14,793	Series 3688, Class GT, VAR, 7.230%, 11/15/46	17,373
33,092	Series 3704, Class CT, 7.000%, 12/15/36	38,940
13,779	Series 3704, Class DT, 7.500%, 11/15/36	16,381
11,961	Series 3704, Class ET, 7.500%, 12/15/36	14,562
7,008	Series 3710, Class FL, VAR, 0.698%, 05/15/36	7,041
11,867	Series 3740, Class SB, IF, IO, 5.802%, 10/15/40	2,082
9,915	Series 3740, Class SC, IF, IO, 5.802%, 10/15/40	1,678
15,865	Series 3747, Class HI, IO, 4.500%, 07/15/37	882
620	Series 3756, Class IP, IO, 4.000%, 08/15/35	1
13,024	Series 3759, Class HI, IO, 4.000%, 08/15/37	802
8,127	Series 3760, Class GI, IO, 4.000%, 10/15/37	509
5,801	Series 3760, Class NI, IO, 4.000%, 10/15/37	276
6,832	Series 3779, Class IH, IO, 4.000%, 11/15/34	356
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,410
7,072	Series 3795, Class EI, IO, 5.000%, 10/15/39	845
712	Series 3798, Class BF, VAR, 0.498%, 06/15/24	713
3,733	Series 3800, Class AI, IO, 4.000%, 11/15/29	285
4,103	Series 3801, Class GB, 4.500%, 11/15/40	4,261
26,338	Series 3802, Class LS, IF, IO, 1.830%, 01/15/40	2,044
14,856	Series 3819, Class ZQ, 6.000%, 04/15/36	16,866
5,418	Series 3852, Class QN, IF, 5.500%, 05/15/41	5,746
13,986	Series 3852, Class TP, IF, 5.500%, 05/15/41	14,960
9,115	Series 3860, Class PZ, 5.000%, 05/15/41	10,840
2,054	Series 3895, Class WA, VAR, 5.704%, 10/15/38	2,295
5,859	Series 3920, Class LP, 5.000%, 01/15/34	6,497
13,833	Series 3957, Class B, 4.000%, 11/15/41	14,645

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,713	Series 3966, Class BF, VAR, 0.698%, 10/15/40	3,734
6,266	Series 3966, Class NA, 4.000%, 12/15/41	6,772
10,981	Series 3998, Class GF, VAR, 0.648%, 05/15/36	11,023
12,715	Series 4012, Class FN, VAR, 0.698%, 03/15/42	12,855
6,436	Series 4032, Class TO, PO, 07/15/37	5,832
14,142	Series 4048, Class FB, VAR, 0.598%, 10/15/41	14,209
22,874	Series 4048, Class FJ, VAR, 0.587%, 07/15/37	22,845
3,469	Series 4073, Class MF, VAR, 0.648%, 08/15/39	3,479
6,791	Series 4077, Class FB, VAR, 0.698%, 07/15/42	6,836
10,718	Series 4087, Class FA, VAR, 0.648%, 05/15/39	10,781
8,258	Series 4095, Class FB, VAR, 0.598%, 04/15/39	8,305
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,751
8,942	Series 4219, Class JA, 3.500%, 08/15/39	9,372
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,354
5,126	Series 4257, Class DZ, 2.500%, 10/15/43	4,421
30,053	Series 4374, Class NC, SUB, 1.750%, 02/15/46	31,206
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	—	(h)
1,261	Series 197, Class PO, PO, 04/01/28	1,177
2,756	Series 233, Class 11, IO, 5.000%, 09/15/35	553
2,313	Series 233, Class 12, IO, 5.000%, 09/15/35	461
4,362	Series 233, Class 13, IO, 5.000%, 09/15/35	865
8,688	Series 239, Class S30, IF, IO, 7.502%, 08/15/36	1,751
1,168	Series 243, Class 16, IO, 4.500%, 11/15/20	68
762	Series 243, Class 17, IO, 4.500%, 12/15/20	47
86,444	Series 262, Class 35, 3.500%, 07/15/42	89,250
33,597	Series 264, Class F1, VAR, 0.748%, 07/15/42	33,520
14,016	Series 270, Class F1, VAR, 0.698%, 08/15/42	14,010
9,697	Series 274, Class F1, VAR, 0.698%, 08/15/42	9,696

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
24,023	Series 279, Class F6, VAR, 0.648%, 09/15/42	24,164
12,045	Series 281, Class F1, VAR, 0.698%, 10/15/42	12,173
7,505	Series 299, Class 300, 3.000%, 01/15/43	7,555
12,627	Series 310, Class PO, PO, 09/15/43	9,839
10,861	Series 326, Class F2, VAR, 0.748%, 03/15/44	10,835
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
755	Series T-41, Class 3A, VAR, 6.625%, 07/25/32	869
3,294	Series T-42, Class A5, 7.500%, 02/25/42	3,919
2,282	Series T-48, Class 1A, VAR, 5.566%, 07/25/33	2,612
479	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	571
3,044	Series T-54, Class 2A, 6.500%, 02/25/43	3,593
1,053	Series T-54, Class 3A, 7.000%, 02/25/43	1,238
7,330	Series T-56, Class A5, 5.231%, 05/25/43	8,086
772	Series T-57, Class 1A3, 7.500%, 07/25/43	940
296	Series T-57, Class 1AP, PO, 07/25/43	260
4,208	Series T-58, Class 4A, 7.500%, 09/25/43	5,002
365	Series T-58, Class APO, PO, 09/25/43	302
4,107	Series T-59, Class 1A2, 7.000%, 10/25/43	4,747
390	Series T-59, Class 1AP, PO, 10/25/43	308
7,650	Series T-62, Class 1A1, VAR, 1.368%, 10/25/44	7,828
19,586	Series T-76, Class 2A, VAR, 3.061%, 10/25/37	19,820
	Federal National Mortgage Association - ACES,
18,256	Series 2010-M1, Class A2, 4.450%, 09/25/19	20,017
7,066	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,745
5,732	Series 2010-M7, Class A2, 3.655%, 11/25/20	6,166
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,679
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,315
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	56,577
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,147
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,319

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,503
6,314	Series 2012-M11, Class FA, VAR, 0.708%, 08/25/19	6,345
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,651
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,552
4,118	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	4,132
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,884
24,000	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	25,361
3,214	Series 2014-M5, Class FA, VAR, 0.519%, 01/25/17	3,215
5,680	Series 2014-M6, Class FA, VAR, 0.477%, 12/25/17	5,681
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,370
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,515
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	11,945
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	11,795
12,950	Series 2015-M2, Class A3, VAR, 3.160%, 12/25/24	13,259
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	29,657
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,190
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	9,992
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	57,794
	Federal National Mortgage Association Grantor Trust,
1,254	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,378
1,667	Series 2001-T3, Class A1, 7.500%, 11/25/40	1,961
1,711	Series 2002-T16, Class A2, 7.000%, 07/25/42	2,037
499	Series 2004-T1, Class 1A2, 6.500%, 01/25/44	563
3,656	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,349

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2,205		Series 2004-T2, Class 2A, VAR, 3.439%, 07/25/43	2,292
5,198		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	5,845
2,029		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,328
489		Series 2004-T3, Class PT1, VAR, 8.900%, 01/25/44	564
		Federal National Mortgage Association REMIC,
5		Series 1988-7, Class Z, 9.250%, 04/25/18	5
25		Series 1989-70, Class G, 8.000%, 10/25/19	27
11		Series 1989-78, Class H, 9.400%, 11/25/19	12
13		Series 1989-83, Class H, 8.500%, 11/25/19	15
10		Series 1989-89, Class H, 9.000%, 11/25/19	11
7		Series 1990-1, Class D, 8.800%, 01/25/20	8
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
3		Series 1990-60, Class K, 5.500%, 06/25/20	4
5		Series 1990-63, Class H, 9.500%, 06/25/20	6
4		Series 1990-93, Class G, 5.500%, 08/25/20	4
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
34		Series 1990-102, Class J, 6.500%, 08/25/20	36
25		Series 1990-120, Class H, 9.000%, 10/25/20	28
3		Series 1990-134, Class SC, HB, IF, 21.301%, 11/25/20	4
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
7		Series 1991-24, Class Z, 5.000%, 03/25/21	7
5		Series 1991-42, Class S, IF, 17.326%, 05/25/21	7
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
223		Series 1992-117, Class MA, 8.000%, 07/25/22	250

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
38	Series 1992-136, Class PK, 6.000%, 08/25/22	41
36	Series 1992-143, Class MA, 5.500%, 09/25/22	38
273	Series 1992-150, Class M, 8.000%, 09/25/22	305
98	Series 1992-163, Class M, 7.750%, 09/25/22	110
134	Series 1992-188, Class PZ, 7.500%, 10/25/22	152
62	Series 1993-21, Class KA, 7.700%, 03/25/23	70
131	Series 1993-25, Class J, 7.500%, 03/25/23	146
24	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	32
373	Series 1993-37, Class PX, 7.000%, 03/25/23	414
132	Series 1993-54, Class Z, 7.000%, 04/25/23	147
1,405	Series 1993-56, Class PZ, 7.000%, 05/25/23	1,573
64	Series 1993-62, Class SA, IF, 18.996%, 04/25/23	91
684	Series 1993-99, Class Z, 7.000%, 07/25/23	751
35	Series 1993-122, Class M, 6.500%, 07/25/23	39
720	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	794
1,158	Series 1993-141, Class Z, 7.000%, 08/25/23	1,284
32	Series 1993-165, Class SD, IF, 13.459%, 09/25/23	41
40	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	47
58	Series 1993-178, Class PK, 6.500%, 09/25/23	65
29	Series 1993-179, Class SB, HB, IF, 26.867%, 10/25/23	47
19	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	23
916	Series 1993-183, Class KA, 6.500%, 10/25/23	1,052
425	Series 1993-189, Class PL, 6.500%, 10/25/23	475
28	Series 1993-199, Class FA, VAR, 0.749%, 10/25/23	28
53	Series 1993-205, Class H, PO, 09/25/23	50

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
85	Series 1993-225, Class UB, 6.500%, 12/25/23	95
25	Series 1993-230, Class FA, VAR, 0.799%, 12/25/23	25
74	Series 1993-247, Class FE, VAR, 1.199%, 12/25/23	76
90	Series 1993-247, Class SA, HB, IF, 28.093%, 12/25/23	152
34	Series 1993-247, Class SU, IF, 12.291%, 12/25/23	43
6	Series 1994-9, Class E, PO, 11/25/23	6
306	Series 1994-37, Class L, 6.500%, 03/25/24	351
1,492	Series 1994-40, Class Z, 6.500%, 03/25/24	1,627
2,254	Series 1994-62, Class PK, 7.000%, 04/25/24	2,516
1,084	Series 1994-63, Class PK, 7.000%, 04/25/24	1,227
55	Series 1995-2, Class Z, 8.500%, 01/25/25	64
334	Series 1995-19, Class Z, 6.500%, 11/25/23	384
585	Series 1996-14, Class SE, IF, IO, 8.430%, 08/25/23	136
9	Series 1996-27, Class FC, VAR, 0.699%, 03/25/17	9
542	Series 1996-48, Class Z, 7.000%, 11/25/26	604
52	Series 1996-59, Class J, 6.500%, 08/25/22	57
116	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	4
396	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	9
84	Series 1997-27, Class J, 7.500%, 04/18/27	92
129	Series 1997-29, Class J, 7.500%, 04/20/27	150
338	Series 1997-32, Class PG, 6.500%, 04/25/27	389
527	Series 1997-39, Class PD, 7.500%, 05/20/27	616
28	Series 1997-42, Class ZC, 6.500%, 07/18/27	33
578	Series 1997-61, Class ZC, 7.000%, 02/25/23	646
142	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	18

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
19		Series 1998-4, Class C, PO, 04/25/23	18
206		Series 1998-36, Class ZB, 6.000%, 07/18/28	234
107		Series 1998-43, Class SA, IF, IO, 17.493%, 04/25/23	24
215		Series 1998-66, Class SB, IF, IO, 7.951%, 12/25/28	39
107		Series 1999-17, Class C, 6.350%, 04/25/29	119
446		Series 1999-18, Class Z, 5.500%, 04/18/29	496
79		Series 1999-38, Class SK, IF, IO, 7.851%, 08/25/23	7
53		Series 1999-52, Class NS, HB, IF, 22.822%, 10/25/23	79
150		Series 1999-62, Class PB, 7.500%, 12/18/29	176
818		Series 2000-2, Class ZE, 7.500%, 02/25/30	937
302		Series 2000-20, Class SA, IF, IO, 8.901%, 07/25/30	83
37		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	7
264		Series 2001-4, Class PC, 7.000%, 03/25/21	286
101		Series 2001-7, Class PF, 7.000%, 03/25/31	116
—	(h)	Series 2001-7, Class PR, 6.000%, 03/25/16	—	(h)
301		Series 2001-30, Class PM, 7.000%, 07/25/31	343
551		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	76
570		Series 2001-36, Class DE, 7.000%, 08/25/31	663
730		Series 2001-44, Class MY, 7.000%, 09/25/31	838
169		Series 2001-44, Class PD, 7.000%, 09/25/31	191
128		Series 2001-44, Class PU, 7.000%, 09/25/31	147
1,378		Series 2001-48, Class Z, 6.500%, 09/25/21	1,531
128		Series 2001-49, Class Z, 6.500%, 09/25/31	148
92		Series 2001-52, Class KB, 6.500%, 10/25/31	103
9		Series 2001-52, Class XN, 6.500%, 11/25/15	9

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,085	Series 2001-60, Class PX, 6.000%, 11/25/31	1,231
424	Series 2001-60, Class QS, HB, IF, 23.802%, 09/25/31	729
1,035	Series 2001-61, Class Z, 7.000%, 11/25/31	1,172
67	Series 2001-71, Class MB, 6.000%, 12/25/16	69
93	Series 2001-71, Class QE, 6.000%, 12/25/16	95
35	Series 2001-72, Class SX, IF, 17.001%, 12/25/31	48
376	Series 2001-74, Class MB, 6.000%, 12/25/16	385
46	Series 2001-81, Class LO, PO, 01/25/32	42
474	Series 2002-1, Class G, 7.000%, 07/25/23	530
214	Series 2002-1, Class HC, 6.500%, 02/25/22	238
181	Series 2002-1, Class SA, HB, IF, 24.539%, 02/25/32	300
74	Series 2002-1, Class UD, HB, IF, 23.802%, 12/25/23	111
118	Series 2002-2, Class UC, 6.000%, 02/25/17	121
211	Series 2002-3, Class OG, 6.000%, 02/25/17	215
1,411	Series 2002-5, Class PK, 6.000%, 02/25/22	1,540
44	Series 2002-7, Class OG, 6.000%, 03/25/17	44
98	Series 2002-7, Class TG, 6.000%, 03/25/17	99
1,091	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	64
17	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	21
2,670	Series 2002-15, Class ZA, 6.000%, 04/25/32	3,032
248	Series 2002-16, Class PG, 6.000%, 04/25/17	253
38	Series 2002-19, Class PE, 6.000%, 04/25/17	39
32	Series 2002-21, Class LO, PO, 04/25/32	29
479	Series 2002-21, Class PE, 6.500%, 04/25/32	552
260	Series 2002-24, Class AJ, 6.000%, 04/25/17	269
1,003	Series 2002-28, Class PK, 6.500%, 05/25/32	1,121

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
140	Series 2002-31, Class S, IF, 18.841%, 05/25/17	158
371	Series 2002-37, Class Z, 6.500%, 06/25/32	429
377	Series 2002-38, Class QE, 6.000%, 06/25/17	383
1,159	Series 2002-48, Class GH, 6.500%, 08/25/32	1,339
1,675	Series 2002-54, Class PG, 6.000%, 09/25/22	1,836
260	Series 2002-57, Class AE, 5.500%, 09/25/17	267
72	Series 2002-63, Class KC, 5.000%, 10/25/17	74
248	Series 2002-71, Class AP, 5.000%, 11/25/32	271
185	Series 2002-77, Class S, IF, 14.118%, 12/25/32	243
2,919	Series 2002-78, Class Z, 5.500%, 12/25/32	3,149
643	Series 2002-83, Class CS, 6.881%, 08/25/23	715
840	Series 2002-90, Class A1, 6.500%, 06/25/42	960
386	Series 2003-9, Class NZ, 6.500%, 02/25/33	438
552	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	90
2,919	Series 2003-17, Class EQ, 5.500%, 03/25/23	3,181
4,046	Series 2003-22, Class UD, 4.000%, 04/25/33	4,265
5,356	Series 2003-23, Class EQ, 5.500%, 04/25/23	5,838
242	Series 2003-32, Class KC, 5.000%, 05/25/18	251
1,720	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	310
741	Series 2003-34, Class AX, 6.000%, 05/25/33	843
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,284
574	Series 2003-34, Class GB, 6.000%, 03/25/33	622
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,251
132	Series 2003-35, Class EA, PO, 05/25/33	119
175	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	37

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,216	Series 2003-39, Class LW, 5.500%, 05/25/23	1,318
269	Series 2003-42, Class GB, 4.000%, 05/25/33	288
1,082	Series 2003-47, Class PE, 5.750%, 06/25/33	1,224
268	Series 2003-52, Class SX, HB, IF, 22.352%, 10/25/31	415
428	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	522
1,082	Series 2003-71, Class DS, IF, 7.215%, 08/25/33	1,108
4,354	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	785
2,176	Series 2003-73, Class HC, 5.500%, 08/25/33	2,449
109	Series 2003-74, Class SH, IF, 9.811%, 08/25/33	124
220	Series 2003-76, Class SH, IF, 13.801%, 09/25/31	230
744	Series 2003-80, Class SY, IF, IO, 7.451%, 06/25/23	43
1,174	Series 2003-81, Class HC, 4.750%, 09/25/18	1,221
1,175	Series 2003-82, Class VB, 5.500%, 08/25/33	1,205
1,353	Series 2003-83, Class PG, 5.000%, 06/25/23	1,415
340	Series 2003-91, Class SD, IF, 12.168%, 09/25/33	413
13,853	Series 2003-105, Class AZ, 5.500%, 10/25/33	15,624
2,200	Series 2003-116, Class SB, IF, IO, 7.401%, 11/25/33	491
614	Series 2003-130, Class CS, IF, 13.701%, 12/25/33	722
155	Series 2003-130, Class SX, IF, 11.221%, 01/25/34	183
286	Series 2003-131, Class SK, IF, 15.801%, 01/25/34	372
138	Series 2003-132, Class OA, PO, 08/25/33	123
1,517	Series 2004-4, Class QI, IF, IO, 6.901%, 06/25/33	188
1,128	Series 2004-4, Class QM, IF, 13.801%, 06/25/33	1,351
848	Series 2004-10, Class SC, HB, IF, 27.802%, 02/25/34	1,115
3,388	Series 2004-17, Class H, 5.500%, 04/25/34	3,768

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
283	Series 2004-21, Class AE, 4.000%, 04/25/19	293
1,326	Series 2004-25, Class SA, IF, 18.977%, 04/25/34	1,870
2,064	Series 2004-28, Class PF, VAR, 0.599%, 03/25/34	2,075
4,447	Series 2004-36, Class FA, VAR, 0.599%, 05/25/34	4,479
701	Series 2004-36, Class PC, 5.500%, 02/25/34	737
1,902	Series 2004-36, Class SA, IF, 18.977%, 05/25/34	2,660
446	Series 2004-36, Class SN, IF, 13.801%, 07/25/33	529
2,250	Series 2004-46, Class EP, PO, 03/25/34	2,107
422	Series 2004-46, Class QB, HB, IF, 23.202%, 05/25/34	613
331	Series 2004-46, Class SK, IF, 15.952%, 05/25/34	427
8,840	Series 2004-50, Class VZ, 5.500%, 07/25/34	9,973
300	Series 2004-51, Class SY, IF, 13.841%, 07/25/34	392
311	Series 2004-53, Class NC, 5.500%, 07/25/24	340
225	Series 2004-59, Class BG, PO, 12/25/32	203
4,977	Series 2004-61, Class FH, VAR, 0.999%, 11/25/32	5,103
121	Series 2004-61, Class SH, HB, IF, 23.191%, 11/25/32	180
325	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	398
2,683	Series 2004-65, Class EY, 5.500%, 08/25/24	2,939
302	Series 2004-74, Class SW, IF, 15.101%, 11/25/31	418
1,090	Series 2004-79, Class S, IF, 19.252%, 08/25/32	1,322
412	Series 2004-79, Class SP, IF, 19.252%, 11/25/34	544
317	Series 2004-81, Class AC, 4.000%, 11/25/19	328
4,454	Series 2004-81, Class JG, 5.000%, 11/25/24	4,824
2,639	Series 2004-87, Class F, VAR, 0.949%, 01/25/34	2,694
18	Series 2004-89, Class EA, IF, 12.859%, 01/25/34	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
957	Series 2005-16, Class LE, 5.500%, 07/25/33	972
2,039	Series 2005-25, Class PF, VAR, 0.549%, 04/25/35	2,046
229	Series 2005-42, Class PS, IF, 16.502%, 05/25/35	296
40	Series 2005-52, Class PA, 6.500%, 06/25/35	42
1,446	Series 2005-56, Class S, IF, IO, 6.511%, 07/25/35	277
747	Series 2005-56, Class TP, IF, 17.552%, 08/25/33	999
282	Series 2005-57, Class CD, HB, IF, 24.377%, 01/25/35	372
46	Series 2005-57, Class DC, HB, IF, 21.127%, 12/25/34	53
719	Series 2005-59, Class SU, HB, IF, 24.503%, 06/25/35	1,055
520	Series 2005-66, Class SG, IF, 16.877%, 07/25/35	689
2,600	Series 2005-67, Class EY, 5.500%, 08/25/25	2,876
2,286	Series 2005-68, Class PG, 5.500%, 08/25/35	2,577
779	Series 2005-68, Class UC, 5.000%, 06/25/35	827
1,191	Series 2005-72, Class SB, IF, 16.377%, 08/25/35	1,563
748	Series 2005-73, Class PS, IF, 16.202%, 08/25/35	965
10,654	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,336
599	Series 2005-74, Class CP, HB, IF, 24.019%, 05/25/35	882
2,609	Series 2005-74, Class CS, IF, 19.472%, 05/25/35	3,589
1,794	Series 2005-74, Class SK, IF, 19.582%, 05/25/35	2,473
291	Series 2005-75, Class SV, HB, IF, 23.402%, 09/25/35	433
2,355	Series 2005-84, Class XM, 5.750%, 10/25/35	2,556
885	Series 2005-90, Class ES, IF, 16.377%, 10/25/35	1,142
382	Series 2005-90, Class PO, PO, 09/25/35	363
1,693	Series 2005-93, Class MF, VAR, 0.449%, 08/25/34	1,691
4,612	Series 2005-106, Class US, HB, IF, 23.836%, 11/25/35	7,017

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
489	Series 2005-109, Class PC, 6.000%, 12/25/35	544
5,761	Series 2005-110, Class GK, 5.500%, 08/25/34	6,024
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,976
136	Series 2005-116, Class PB, 6.000%, 04/25/34	138
1,761	Series 2005-121, Class DX, 5.500%, 01/25/26	1,924
5,211	Series 2006-8, Class JZ, 5.500%, 03/25/36	5,866
11,962	Series 2006-8, Class WN, IF, IO, 6.501%, 03/25/36	2,322
3,262	Series 2006-8, Class WQ, PO, 03/25/36	2,948
310	Series 2006-11, Class PS, HB, IF, 23.836%, 03/25/36	471
4,851	Series 2006-12, Class BZ, 5.500%, 03/25/36	5,463
298	Series 2006-15, Class OT, PO, 01/25/36	291
2,784	Series 2006-16, Class HZ, 5.500%, 03/25/36	3,029
367	Series 2006-16, Class OA, PO, 03/25/36	336
1,093	Series 2006-22, Class AO, PO, 04/25/36	1,001
1,931	Series 2006-23, Class FK, VAR, 0.449%, 04/25/36	1,933
619	Series 2006-23, Class KO, PO, 04/25/36	560
1,451	Series 2006-27, Class OH, PO, 04/25/36	1,362
377	Series 2006-33, Class LS, HB, IF, 29.253%, 05/25/36	682
886	Series 2006-39, Class WC, 5.500%, 01/25/36	958
452	Series 2006-42, Class CF, VAR, 0.649%, 06/25/36	455
998	Series 2006-43, Class DO, PO, 06/25/36	925
332	Series 2006-43, Class PO, PO, 06/25/36	303
3,426	Series 2006-44, Class FP, VAR, 0.599%, 06/25/36	3,445
662	Series 2006-44, Class GO, PO, 06/25/36	626
1,686	Series 2006-44, Class P, PO, 12/25/33	1,526
768	Series 2006-46, Class FW, VAR, 0.599%, 06/25/36	771
123	Series 2006-46, Class SW, HB, IF, 23.468%, 06/25/36	166
1,165	Series 2006-46, Class UC, 5.500%, 12/25/35	1,264
2,236	Series 2006-50, Class JO, PO, 06/25/36	1,970
2,789	Series 2006-50, Class PS, PO, 06/25/36	2,533

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,762	Series 2006-53, Class US, IF, IO, 6.381%, 06/25/36	478
6,021	Series 2006-56, Class FC, VAR, 0.489%, 07/25/36	6,050
2,193	Series 2006-56, Class PF, VAR, 0.549%, 07/25/36	2,200
215	Series 2006-58, Class AP, PO, 07/25/36	199
683	Series 2006-58, Class FL, VAR, 0.659%, 07/25/36	688
1,230	Series 2006-58, Class IG, IF, IO, 6.321%, 07/25/36	246
422	Series 2006-58, Class PO, PO, 07/25/36	380
542	Series 2006-59, Class QO, PO, 01/25/33	534
355	Series 2006-60, Class AK, HB, IF, 28.002%, 07/25/36	624
1,569	Series 2006-60, Class DO, PO, 04/25/35	1,514
297	Series 2006-62, Class PS, HB, IF, 38.704%, 07/25/36	566
4,520	Series 2006-63, Class ZH, 6.500%, 07/25/36	5,311
758	Series 2006-65, Class QO, PO, 07/25/36	717
9,463	Series 2006-71, Class ZL, 6.000%, 07/25/36	10,780
1,374	Series 2006-72, Class GO, PO, 08/25/36	1,245
291	Series 2006-72, Class TO, PO, 08/25/36	270
3,482	Series 2006-77, Class PC, 6.500%, 08/25/36	3,987
783	Series 2006-78, Class BZ, 6.500%, 08/25/36	899
2,366	Series 2006-79, Class DF, VAR, 0.549%, 08/25/36	2,378
560	Series 2006-79, Class DO, PO, 08/25/36	529
688	Series 2006-79, Class OP, PO, 08/25/36	622
637	Series 2006-85, Class MZ, 6.500%, 09/25/36	717
693	Series 2006-86, Class OB, PO, 09/25/36	628
759	Series 2006-90, Class AO, PO, 09/25/36	700
338	Series 2006-94, Class GK, HB, IF, 32.253%, 10/25/26	554
464	Series 2006-95, Class SG, HB, IF, 25.402%, 10/25/36	723
193	Series 2006-109, Class PO, PO, 11/25/36	172
1,300	Series 2006-110, Class PO, PO, 11/25/36	1,177
508	Series 2006-111, Class EO, PO, 11/25/36	455
745	Series 2006-113, Class PO, PO, 07/25/36	721
156	Series 2006-115, Class ES, HB, IF, 25.762%, 12/25/36	247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
605	Series 2006-115, Class OK, PO, 12/25/36	546
2,888	Series 2006-117, Class GS, IF, IO, 6.451%, 12/25/36	495
1,827	Series 2006-118, Class A1, VAR, 0.259%, 12/25/36	1,786
6,644	Series 2006-118, Class A2, VAR, 0.259%, 12/25/36	6,630
285	Series 2006-119, Class PO, PO, 12/25/36	258
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,254
584	Series 2006-128, Class PO, PO, 01/25/37	522
1,987	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	364
73	Series 2007-1, Class SD, HB, IF, 37.804%, 02/25/37	98
4	Series 2007-2, Class FA, VAR, 0.399%, 02/25/37	4
810	Series 2007-7, Class SG, IF, IO, 6.301%, 08/25/36	253
2,410	Series 2007-10, Class FD, VAR, 0.449%, 02/25/37	2,403
5,308	Series 2007-14, Class ES, IF, IO, 6.241%, 03/25/37	798
535	Series 2007-14, Class OP, PO, 03/25/37	494
509	Series 2007-14, Class QD, 5.500%, 11/25/35	517
571	Series 2007-15, Class NO, PO, 03/25/22	552
2,239	Series 2007-16, Class FC, VAR, 0.949%, 03/25/37	2,326
2,620	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,890
269	Series 2007-22, Class SC, IF, IO, 5.881%, 03/25/37	42
1,718	Series 2007-28, Class EO, PO, 04/25/37	1,550
1,100	Series 2007-29, Class SG, HB, IF, 22.002%, 04/25/37	1,558
2,351	Series 2007-35, Class SI, IF, IO, 5.901%, 04/25/37	344
439	Series 2007-42, Class AO, PO, 05/25/37	419
6,715	Series 2007-42, Class B, 6.000%, 05/25/37	7,577
993	Series 2007-43, Class FL, VAR, 0.499%, 05/25/37	993
4,313	Series 2007-53, Class SH, IF, IO, 5.901%, 06/25/37	613
6,411	Series 2007-54, Class FA, VAR, 0.599%, 06/25/37	6,454

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,326	Series 2007-54, Class WI, IF, IO, 5.901%, 06/25/37	231
12,207	Series 2007-60, Class AX, IF, IO, 6.951%, 07/25/37	2,083
749	Series 2007-62, Class SE, IF, 16.001%, 07/25/37	942
1,042	Series 2007-64, Class FB, VAR, 0.569%, 07/25/37	1,043
4,798	Series 2007-65, Class KI, IF, IO, 6.421%, 07/25/37	762
1,358	Series 2007-67, Class PO, PO, 07/25/37	1,225
2,911	Series 2007-70, Class Z, 5.500%, 07/25/37	3,269
8,308	Series 2007-72, Class EK, IF, IO, 6.201%, 07/25/37	1,246
1,981	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,155
2,804	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,124
1,480	Series 2007-77, Class FG, VAR, 0.699%, 03/25/37	1,490
449	Series 2007-78, Class CB, 6.000%, 08/25/37	504
2,991	Series 2007-78, Class PE, 6.000%, 08/25/37	3,353
1,077	Series 2007-79, Class SB, HB, IF, 23.286%, 08/25/37	1,548
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,056
434	Series 2007-84, Class PG, 6.000%, 12/25/36	445
310	Series 2007-85, Class SL, IF, 15.652%, 09/25/37	401
3,971	Series 2007-88, Class VI, IF, IO, 6.341%, 09/25/37	756
3,941	Series 2007-91, Class ES, IF, IO, 6.261%, 10/25/37	580
669	Series 2007-92, Class YA, 6.500%, 06/25/37	747
1,115	Series 2007-92, Class YS, IF, IO, 5.581%, 06/25/37	142
746	Series 2007-97, Class FC, VAR, 0.699%, 07/25/37	751
2,757	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	376
484	Series 2007-98, Class FB, VAR, 0.649%, 06/25/37	491
3,902	Series 2007-100, Class SM, IF, IO, 6.251%, 10/25/37	548

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
18,752	Series 2007-101, Class A2, VAR, 0.449%, 06/27/36	18,735
1,580	Series 2007-106, Class A7, VAR, 6.155%, 10/25/37	1,753
328	Series 2007-108, Class SA, IF, IO, 6.161%, 12/25/37	42
5,060	Series 2007-109, Class AI, IF, IO, 6.201%, 12/25/37	662
3,618	Series 2007-112, Class MJ, 6.500%, 12/25/37	4,216
3,951	Series 2007-112, Class SA, IF, IO, 6.251%, 12/25/37	606
31,873	Series 2007-114, Class A6, VAR, 0.399%, 10/27/37	31,522
9,821	Series 2007-116, Class HI, IO, VAR, 1.522%, 01/25/38	690
17	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
4,628	Series 2008-1, Class BI, IF, IO, 5.711%, 02/25/38	674
7,892	Series 2008-4, Class SD, IF, IO, 5.801%, 02/25/38	1,084
1,267	Series 2008-10, Class XI, IF, IO, 6.031%, 03/25/38	168
1,344	Series 2008-16, Class IS, IF, IO, 6.001%, 03/25/38	207
1,075	Series 2008-18, Class FA, VAR, 1.099%, 03/25/38	1,093
485	Series 2008-18, Class SP, IF, 13.601%, 03/25/38	597
1,979	Series 2008-20, Class SA, IF, IO, 6.791%, 03/25/38	325
1,742	Series 2008-27, Class SN, IF, IO, 6.701%, 04/25/38	288
695	Series 2008-28, Class QS, HB, IF, 20.102%, 04/25/38	969
1,505	Series 2008-32, Class SA, IF, IO, 6.651%, 04/25/38	240
5,707	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	30
540	Series 2008-42, Class AO, PO, 09/25/36	513
60	Series 2008-44, Class PO, PO, 05/25/38	55
3,764	Series 2008-46, Class HI, IO, VAR, 1.729%, 06/25/38	316
953	Series 2008-47, Class SI, IF, IO, 6.301%, 06/25/23	102
1,072	Series 2008-53, Class CI, IF, IO, 7.001%, 07/25/38	225

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
5,394	Series 2008-55, Class S, IF, IO, 7.401%, 07/25/28	974
946	Series 2008-56, Class AC, 5.000%, 07/25/38	1,026
1,099	Series 2008-60, Class JC, 5.000%, 07/25/38	1,209
2,126	Series 2008-61, Class BH, 4.500%, 07/25/23	2,244
3,135	Series 2008-61, Class CB, 5.000%, 07/25/23	3,305
1,089	Series 2008-76, Class GF, VAR, 0.849%, 09/25/23	1,095
4,503	Series 2008-80, Class SA, IF, IO, 5.651%, 09/25/38	609
2,422	Series 2008-81, Class SB, IF, IO, 5.651%, 09/25/38	348
275	Series 2009-4, Class BD, 4.500%, 02/25/39	294
2,749	Series 2009-6, Class GS, IF, IO, 6.351%, 02/25/39	576
1,564	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	124
4,950	Series 2009-11, Class NB, 5.000%, 03/25/29	5,383
1,396	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	78
2,461	Series 2009-17, Class QS, IF, IO, 6.451%, 03/25/39	389
685	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	46
3,357	Series 2009-19, Class PW, 4.500%, 10/25/36	3,640
168	Series 2009-47, Class MT, 7.000%, 07/25/39	196
1,893	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	299
6,588	Series 2009-59, Class HB, 5.000%, 08/25/39	7,298
8,055	Series 2009-60, Class HT, 6.000%, 08/25/39	9,172
175	Series 2009-63, Class P, 5.000%, 03/25/37	190
6,811	Series 2009-65, Class MT, 5.000%, 09/25/39	7,304
3,303	Series 2009-69, Class WA, VAR, 6.018%, 09/25/39	3,823
1,905	Series 2009-70, Class CO, PO, 01/25/37	1,742
2,023	Series 2009-84, Class WS, IF, IO, 5.701%, 10/25/39	273

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,655	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	783
10,620	Series 2009-86, Class OT, PO, 10/25/37	9,511
2,463	Series 2009-99, Class SC, IF, IO, 5.981%, 12/25/39	306
4,665	Series 2009-99, Class WA, VAR, 6.302%, 12/25/39	5,239
6,932	Series 2009-103, Class MB, VAR, 2.401%, 12/25/39	7,319
3,349	Series 2009-112, Class ST, IF, IO, 6.051%, 01/25/40	531
1,003	Series 2009-113, Class AO, PO, 01/25/40	915
1,286	Series 2010-1, Class WA, VAR, 6.197%, 02/25/40	1,454
2,480	Series 2010-14, Class FJ, VAR, 0.799%, 03/25/40	2,515
3,778	Series 2010-16, Class WA, VAR, 6.442%, 03/25/40	4,249
3,581	Series 2010-16, Class WB, VAR, 6.238%, 03/25/40	4,131
3,146	Series 2010-35, Class SB, IF, IO, 6.221%, 04/25/40	518
2,690	Series 2010-35, Class SJ, IF, 17.002%, 04/25/40	3,623
488	Series 2010-39, Class OT, PO, 10/25/35	443
2,186	Series 2010-40, Class FJ, VAR, 0.799%, 04/25/40	2,202
1,984	Series 2010-42, Class S, IF, IO, 6.201%, 05/25/40	350
1,893	Series 2010-43, Class FD, VAR, 0.799%, 05/25/40	1,917
840	Series 2010-45, Class BD, 4.500%, 11/25/38	876
571	Series 2010-47, Class AV, 5.000%, 05/25/21	573
6,691	Series 2010-49, Class SC, IF, 12.261%, 03/25/40	8,021
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,627
1,652	Series 2010-63, Class AP, PO, 06/25/40	1,491
16,972	Series 2010-64, Class DM, 5.000%, 06/25/40	18,714
7,702	Series 2010-71, Class HJ, 5.500%, 07/25/40	8,766
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,063
2,032	Series 2010-103, Class SB, IF, IO, 5.901%, 11/25/49	336

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
15,547	Series 2010-111, Class AE, 5.500%, 04/25/38	16,535
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	20,435
16,759	Series 2010-125, Class SA, IF, IO, 4.241%, 11/25/40	1,375
15,300	Series 2010-133, Class A, 5.500%, 05/25/38	16,255
11,894	Series 2010-147, Class SA, IF, IO, 6.331%, 01/25/41	2,725
4,111	Series 2010-148, Class MA, 4.000%, 02/25/39	4,293
2,518	Series 2011-2, Class WA, VAR, 5.807%, 02/25/51	2,766
880	Series 2011-17, Class EF, VAR, 0.499%, 07/25/25	883
5,989	Series 2011-19, Class ZY, 6.500%, 07/25/36	6,847
1,254	Series 2011-22, Class MA, 6.500%, 04/25/38	1,399
26,348	Series 2011-30, Class LS, IO, VAR, 1.756%, 04/25/41	2,001
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	10,045
7,564	Series 2011-39, Class ZA, 6.000%, 11/25/32	8,644
7,825	Series 2011-47, Class ZA, 5.500%, 07/25/38	8,422
881	Series 2011-58, Class WA, VAR, 5.432%, 07/25/51	981
4,446	Series 2011-75, Class FA, VAR, 0.749%, 08/25/41	4,505
4,635	Series 2011-101, Class FM, VAR, 0.749%, 01/25/41	4,655
2,796	Series 2011-111, Class DF, VAR, 0.599%, 12/25/38	2,802
23,757	Series 2011-118, Class LB, 7.000%, 11/25/41	28,108
32,484	Series 2011-118, Class MT, 7.000%, 11/25/41	38,407
29,089	Series 2011-118, Class NT, 7.000%, 11/25/41	34,375
10,341	Series 2011-124, Class JF, VAR, 0.599%, 02/25/41	10,383
1,468	Series 2011-149, Class EF, VAR, 0.699%, 07/25/41	1,479
5,141	Series 2011-149, Class MF, VAR, 0.699%, 11/25/41	5,181

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
5,471		Series 2012-14, Class FB, VAR, 0.649%, 08/25/37	5,493
48,786		Series 2012-47, Class HF, VAR, 0.599%, 05/25/27	49,164
6,100		Series 2012-66, Class HF, VAR, 0.499%, 03/25/41	6,126
7,842		Series 2012-87, Class KF, VAR, 0.649%, 09/25/37	7,885
5,812		Series 2012-89, Class FD, VAR, 0.649%, 04/25/39	5,856
12,273		Series 2012-97, Class FB, VAR, 0.699%, 09/25/42	12,382
5,677		Series 2012-99, Class FA, VAR, 0.649%, 09/25/42	5,717
3,484		Series 2012-101, Class FC, VAR, 0.699%, 09/25/42	3,496
11,395		Series 2012-108, Class F, VAR, 0.699%, 10/25/42	11,497
20,632		Series 2012-137, Class CF, VAR, 0.499%, 08/25/41	20,650
6,700		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,025
4,815		Series 2013-13, Class FA, VAR, 0.549%, 03/25/43	4,791
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,739
17,913		Series 2013-92, Class PO, PO, 09/25/43	14,088
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,733
13,963		Series 2013-101, Class DO, PO, 10/25/43	10,934
30,675		Series 2013-128, Class PO, PO, 12/25/43	24,216
6		Series G-14, Class L, 8.500%, 06/25/21	7
—	(h)	Series G-17, Class S, HB, VAR, 1,060.363%, 06/25/21	3
28		Series G-18, Class Z, 8.750%, 06/25/21	31
2		Series G-22, Class G, 6.000%, 12/25/16	2
18		Series G-28, Class S, IF, 14.901%, 09/25/21	21
51		Series G-35, Class M, 8.750%, 10/25/21	56
8		Series G-51, Class SA, HB, IF, 24.434%, 12/25/21	11
—	(h)	Series G92-27, Class SQ, HB, IF, 11,801.801%, 05/25/22	12
229		Series G92-35, Class E, 7.500%, 07/25/22	255
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
20		Series G92-42, Class Z, 7.000%, 07/25/22	22

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
235	Series G92-44, Class ZQ, 8.000%, 07/25/22	246
102	Series G92-45, Class Z, 6.000%, 08/25/22	104
21	Series G92-52, Class FD, VAR, 0.220%, 09/25/22	21
224	Series G92-54, Class ZQ, 7.500%, 09/25/22	245
20	Series G92-59, Class F, VAR, 1.359%, 10/25/22	20
41	Series G92-61, Class Z, 7.000%, 10/25/22	45
28	Series G92-62, Class B, PO, 10/25/22	27
139	Series G93-1, Class KA, 7.900%, 01/25/23	158
55	Series G93-5, Class Z, 6.500%, 02/25/23	61
42	Series G93-14, Class J, 6.500%, 03/25/23	47
96	Series G93-17, Class SI, IF, 6.000%, 04/25/23	106
88	Series G93-27, Class FD, VAR, 1.079%, 08/25/23	90
20	Series G93-37, Class H, PO, 09/25/23	19
76	Series G95-1, Class C, 8.800%, 01/25/25	87
	Federal National Mortgage Association REMIC Trust,
1,526	Series 2003-W1, Class 1A1, VAR, 5.771%, 12/25/42	1,737
396	Series 2003-W1, Class 2A, VAR, 6.442%, 12/25/42	461
241	Series 2003-W4, Class 2A, VAR, 6.383%, 10/25/42	280
6,098	Series 2004-W10, Class A6, 5.750%, 08/25/34	6,829
1,228	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,439
2,304	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,701
2,322	Series 2006-W3, Class 2A, 6.000%, 09/25/46	2,606
782	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	871
713	Series 2007-W5, Class PO, PO, 06/25/37	637
570	Series 2007-W7, Class 1A4, HB, IF, 37.984%, 07/25/37	901
339	Series 2007-W10, Class 2A, VAR, 6.321%, 08/25/47	384
12,136	Series 2009-W1, Class A, 6.000%, 12/25/49	14,075
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 50, Class 2, IO, 10.500%, 03/25/19	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
19	Series 218, Class 2, IO, 7.500%, 04/25/23	4
14	Series 265, Class 2, 9.000%, 03/25/24	16
1,424	Series 300, Class 1, PO, 09/25/24	1,349
192	Series 329, Class 1, PO, 01/25/33	174
425	Series 339, Class 18, IO, 4.500%, 07/25/18	19
594	Series 339, Class 21, IO, 4.500%, 08/25/18	22
338	Series 339, Class 28, IO, 5.500%, 08/25/18	16
245	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	50
1,059	Series 365, Class 8, IO, 5.500%, 05/25/36	237
96	Series 368, Class 3, IO, 4.500%, 11/25/20	6
689	Series 374, Class 5, IO, 5.500%, 08/25/36	146
739	Series 383, Class 33, IO, 6.000%, 01/25/38	140
284	Series 393, Class 6, IO, 5.500%, 04/25/37	55
31,542	Series 411, Class F1, VAR, 0.749%, 08/25/42	32,077
11,023	Series 412, Class F2, VAR, 0.699%, 08/25/42	11,106
	Federal National Mortgage Association Trust,
1,348	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,552
809	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	909
5,609	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	6,334
2,321	Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,659
2,814	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,263
530	Series 2003-W8, Class 3F1, VAR, 0.599%, 05/25/42	533
2,290	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	2,326
3,853	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	4,512
964	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,122
1,010	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,186
2,857	Series 2004-W15, Class 2AF, VAR, 0.449%, 08/25/44	2,840
21,952	Series 2005-W3, Class 2AF, VAR, 0.419%, 03/25/45	22,005

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,214	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,385
10,444	Series 2006-W2, Class 1AF1, VAR, 0.419%, 02/25/46	10,454
2,801	Series 2006-W2, Class 2A, VAR, 2.266%, 11/25/45	2,843
19,918	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.459%, 11/25/46	19,953
	Government National Mortgage Association,
2,036	Series 1994-7, Class PQ, 6.500%, 10/16/24	2,316
1,835	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,064
165	Series 1999-30, Class S, IF, IO, 8.402%, 08/16/29	49
232	Series 1999-40, Class ZW, 7.500%, 11/20/29	269
196	Series 2000-9, Class Z, 8.000%, 06/20/30	234
2,167	Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,568
269	Series 2000-12, Class ST, HB, IF, 38.558%, 02/16/30	427
1,953	Series 2000-21, Class Z, 9.000%, 03/16/30	2,387
301	Series 2000-31, Class Z, 9.000%, 10/20/30	349
180	Series 2000-35, Class ZA, 9.000%, 11/20/30	192
17	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	3
91	Series 2001-6, Class SD, IF, IO, 8.352%, 03/16/31	31
954	Series 2001-22, Class PS, HB, IF, 20.494%, 03/17/31	1,478
212	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	68
187	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	63
234	Series 2002-3, Class SP, IF, IO, 7.192%, 01/16/32	66
900	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	207
81	Series 2002-24, Class SB, IF, 11.629%, 04/16/32	104
111	Series 2002-31, Class S, IF, IO, 8.502%, 01/16/31	41
1,853	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	364

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
852	Series 2002-40, Class UK, 6.500%, 06/20/32	1,003
29	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	35
3,371	Series 2002-45, Class QE, 6.500%, 06/20/32	3,948
984	Series 2002-47, Class PG, 6.500%, 07/16/32	1,157
352	Series 2002-47, Class PY, 6.000%, 07/20/32	397
1,705	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,987
1,158	Series 2002-52, Class GH, 6.500%, 07/20/32	1,373
355	Series 2002-70, Class PS, IF, IO, 7.497%, 08/20/32	22
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,493
905	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	165
391	Series 2003-12, Class SP, IF, IO, 7.497%, 02/20/33	107
139	Series 2003-24, Class PO, PO, 03/16/33	119
3,994	Series 2003-25, Class PZ, 5.500%, 04/20/33	4,529
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,286
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,170
1,021	Series 2003-46, Class TC, 6.500%, 03/20/33	1,162
669	Series 2003-52, Class AP, PO, 06/16/33	606
1,872	Series 2003-58, Class BE, 6.500%, 01/20/33	2,132
2,330	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,633
106	Series 2003-90, Class PO, PO, 10/20/33	94
1,524	Series 2003-97, Class SA, IF, IO, 6.352%, 11/16/33	273
1,266	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	266
2,780	Series 2003-112, Class TS, IF, IO, 6.747%, 10/20/32	99
264	Series 2003-114, Class SH, IF, 14.341%, 11/17/32	325
571	Series 2004-28, Class S, IF, 19.119%, 04/16/34	812
1,237	Series 2004-46, Class PO, PO, 06/20/34	1,118

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,446	Series 2004-49, Class Z, 6.000%, 06/20/34	5,050
589	Series 2004-71, Class SB, HB, IF, 28.469%, 09/20/34	960
589	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	663
705	Series 2004-73, Class AE, IF, 14.448%, 08/17/34	861
4,373	Series 2004-73, Class JL, IF, IO, 6.352%, 09/16/34	869
188	Series 2004-83, Class AP, IF, 13.829%, 10/16/34	225
44	Series 2004-85, Class PO, PO, 01/17/33	44
266	Series 2004-87, Class SB, IF, 7.445%, 03/17/33	287
439	Series 2004-89, Class LS, HB, IF, 23.659%, 10/16/34	670
7,189	Series 2004-90, Class SI, IF, IO, 5.897%, 10/20/34	1,132
3,606	Series 2004-96, Class SC, IF, IO, 5.877%, 11/20/34	574
5,083	Series 2005-3, Class SK, IF, IO, 6.547%, 01/20/35	894
26	Series 2005-6, Class GS, IF, 13.094%, 12/20/32	27
478	Series 2005-7, Class JM, IF, 16.285%, 05/18/34	542
950	Series 2005-35, Class FL, VAR, 0.553%, 03/20/32	954
294	Series 2005-44, Class SP, IF, 11.795%, 10/20/34	336
535	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	110
27	Series 2005-65, Class SA, HB, IF, 21.964%, 08/20/35	36
244	Series 2005-66, Class SP, HB, IF, 20.175%, 08/16/35	347
2,434	Series 2005-68, Class DP, IF, 15.958%, 06/17/35	3,261
10,814	Series 2005-68, Class KI, IF, IO, 6.097%, 09/20/35	1,715
3,091	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,478
554	Series 2005-82, Class PO, PO, 10/20/35	512
979	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	209
872	Series 2006-16, Class OP, PO, 03/20/36	797
880	Series 2006-20, Class QA, 5.750%, 02/20/36	949

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,193	Series 2006-22, Class AO, PO, 05/20/36	1,088
4,875	Series 2006-33, Class Z, 6.500%, 07/20/36	5,719
180	Series 2006-34, Class PO, PO, 07/20/36	163
209	Series 2006-38, Class SW, IF, IO, 6.297%, 06/20/36	24
6,634	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,768
2,196	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,477
1,633	Series 2006-59, Class SD, IF, IO, 6.497%, 10/20/36	303
2,810	Series 2006-65, Class SA, IF, IO, 6.597%, 11/20/36	517
2,502	Series 2007-9, Class CI, IF, IO, 5.997%, 03/20/37	416
7,815	Series 2007-17, Class AF, VAR, 0.398%, 04/16/37	7,826
4,035	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	822
1,565	Series 2007-17, Class JO, PO, 04/16/37	1,441
1,622	Series 2007-19, Class SD, IF, IO, 5.997%, 04/20/37	260
936	Series 2007-25, Class FN, VAR, 0.498%, 05/16/37	939
3,351	Series 2007-26, Class SC, IF, IO, 5.997%, 05/20/37	531
2,990	Series 2007-27, Class SD, IF, IO, 5.997%, 05/20/37	469
271	Series 2007-28, Class BO, PO, 05/20/37	248
4,245	Series 2007-35, Class PO, PO, 06/16/37	3,895
567	Series 2007-36, Class HO, PO, 06/16/37	517
2,428	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	398
2,722	Series 2007-36, Class SJ, IF, IO, 6.047%, 06/20/37	433
2,472	Series 2007-40, Class SD, IF, IO, 6.547%, 07/20/37	436
3,830	Series 2007-40, Class SN, IF, IO, 6.477%, 07/20/37	683
3,589	Series 2007-45, Class QA, IF, IO, 6.437%, 07/20/37	626
982	Series 2007-50, Class AI, IF, IO, 6.572%, 08/20/37	158
2,257	Series 2007-53, Class ES, IF, IO, 6.347%, 09/20/37	415
691	Series 2007-53, Class SW, IF, 19.597%, 09/20/37	946

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,685	Series 2007-57, Class PO, PO, 03/20/37	3,489
3,072	Series 2007-67, Class SI, IF, IO, 6.307%, 11/20/37	524
1,403	Series 2007-71, Class SB, IF, IO, 6.497%, 07/20/36	90
2,485	Series 2007-72, Class US, IF, IO, 6.347%, 11/20/37	438
2,786	Series 2007-73, Class MI, IF, IO, 5.797%, 11/20/37	436
2,395	Series 2007-74, Class SL, IF, IO, 6.342%, 11/16/37	478
5,401	Series 2007-76, Class SB, IF, IO, 6.297%, 11/20/37	941
4,031	Series 2007-79, Class SY, IF, IO, 6.347%, 12/20/37	687
192	Series 2008-1, Class PO, PO, 01/20/38	175
311	Series 2008-7, Class SK, IF, 19.342%, 11/20/37	441
429	Series 2008-7, Class SP, IF, 12.995%, 10/20/37	535
692	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	121
683	Series 2008-20, Class PO, PO, 09/20/37	654
707	Series 2008-29, Class PO, PO, 02/17/33	682
4,584	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	553
1,371	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	326
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,771
3,871	Series 2008-36, Class SH, IF, IO, 6.097%, 04/20/38	627
11,141	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	2,051
201	Series 2008-43, Class NA, PAC, 5.500%, 11/20/37	210
2,020	Series 2008-50, Class KB, 6.000%, 06/20/38	2,297
1,013	Series 2008-55, Class SA, IF, IO, 5.997%, 06/20/38	155
3,695	Series 2008-60, Class CS, IF, IO, 5.947%, 07/20/38	546
484	Series 2008-60, Class PO, PO, 01/20/38	478
206	Series 2008-64, Class ED, 6.500%, 04/20/28	240
4,280	Series 2008-69, Class QD, 5.750%, 07/20/38	4,615

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,377	Series 2008-71, Class SC, IF, IO, 5.797%, 08/20/38	199
4,255	Series 2008-76, Class US, IF, IO, 5.697%, 09/20/38	630
2,713	Series 2008-79, Class CS, IF, 6.597%, 06/20/35	2,914
8,608	Series 2008-81, Class S, IF, IO, 5.997%, 09/20/38	1,365
4,440	Series 2008-93, Class AS, IF, IO, 5.497%, 12/20/38	634
8,014	Series 2008-95, Class DS, IF, IO, 7.097%, 12/20/38	1,535
2,493	Series 2008-96, Class SL, IF, IO, 5.797%, 12/20/38	373
2,298	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	355
2,259	Series 2009-6, Class SH, IF, IO, 5.837%, 02/20/39	328
3,815	Series 2009-10, Class SA, IF, IO, 5.747%, 02/20/39	534
1,271	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	87
3,224	Series 2009-11, Class SC, IF, IO, 5.952%, 02/16/39	434
1,132	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	264
2,432	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	441
6,980	Series 2009-22, Class SA, IF, IO, 6.067%, 04/20/39	1,044
2,216	Series 2009-24, Class DS, IF, IO, 6.097%, 03/20/39	184
1,869	Series 2009-25, Class SE, IF, IO, 7.397%, 09/20/38	383
4,113	Series 2009-31, Class TS, IF, IO, 6.097%, 03/20/39	522
854	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	150
1,126	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	225
1,800	Series 2009-35, Class SN, IF, IO, 6.202%, 12/16/38	153
5,282	Series 2009-42, Class SC, IF, IO, 5.877%, 06/20/39	776
3,604	Series 2009-43, Class SA, IF, IO, 5.747%, 06/20/39	521
1,520	Series 2009-44, Class MV, 6.000%, 04/20/20	1,526

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,378	Series 2009-64, Class SN, IF, IO, 5.902%, 07/16/39	796
1,311	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	176
5,332	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	803
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,224
4,997	Series 2009-79, Class OK, PO, 11/16/37	4,281
8,370	Series 2009-81, Class SB, IF, IO, 5.887%, 09/20/39	1,276
9,257	Series 2009-102, Class SM, IF, IO, 6.202%, 06/16/39	862
2,341	Series 2009-104, Class AB, 7.000%, 08/16/39	2,659
7,144	Series 2009-106, Class AS, IF, IO, 6.202%, 11/16/39	1,212
24,179	Series 2009-106, Class ST, IF, IO, 5.797%, 02/20/38	4,028
3,473	Series 2009-121, Class VA, 5.500%, 11/20/20	3,690
1,902	Series 2010-14, Class AO, PO, 12/20/32	1,840
906	Series 2010-14, Class BO, PO, 11/20/35	831
3,191	Series 2010-14, Class CO, PO, 08/20/35	2,922
5,446	Series 2010-14, Class QP, 6.000%, 12/20/39	5,738
2,535	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	2,878
1,291	Series 2010-103, Class WA, VAR, 5.734%, 08/20/34	1,459
1,851	Series 2010-129, Class AW, VAR, 6.114%, 04/20/37	2,082
8,886	Series 2010-130, Class CP, 7.000%, 10/16/40	10,510
12,703	Series 2010-157, Class OP, PO, 12/20/40	11,231
26,209	Series 2010-H17, Class XQ, VAR, 5.237%, 07/20/60	28,794
893	Series 2011-22, Class WA, VAR, 5.940%, 02/20/37	998
6,285	Series 2011-43, Class ZQ, 5.500%, 01/16/33	7,177
6,061	Series 2011-75, Class SM, IF, IO, 6.397%, 05/20/41	1,220
3,101	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	3,515
4,327	Series 2011-137, Class WA, VAR, 5.532%, 07/20/40	4,894

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,474
10,090	Series 2011-163, Class WA, VAR, 5.847%, 12/20/38	11,509
2,930	Series 2011-H05, Class FB, VAR, 0.688%, 12/20/60	2,933
3,727	Series 2011-H06, Class FA, VAR, 0.638%, 02/20/61	3,727
3,902	Series 2011-H19, Class FA, VAR, 0.658%, 08/20/61	3,905
5,272	Series 2012-59, Class WA, VAR, 5.573%, 08/20/38	6,002
6,009	Series 2012-141, Class WA, VAR, 4.525%, 11/16/41	6,556
4,386	Series 2012-141, Class WB, VAR, 3.984%, 09/16/42	4,599
6,425	Series 2012-141, Class WC, VAR, 3.750%, 01/20/42	6,739
12,214	Series 2012-H08, Class FB, VAR, 0.788%, 03/20/62	12,240
9,031	Series 2012-H08, Class FS, VAR, 0.888%, 04/20/62	9,103
72,137	Series 2012-H10, Class FA, VAR, 0.738%, 12/20/61	72,373
10,697	Series 2012-H15, Class FA, VAR, 0.638%, 05/20/62	10,716
2,876	Series 2012-H18, Class NA, VAR, 0.708%, 08/20/62	2,876
3,345	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,386
32,022	Series 2012-H21, Class CF, VAR, 0.888%, 05/20/61	32,145
32,655	Series 2012-H21, Class DF, VAR, 0.838%, 05/20/61	32,643
35,089	Series 2012-H22, Class FD, VAR, 0.658%, 01/20/61	35,114
9,631	Series 2012-H24, Class FA, VAR, 0.638%, 03/20/60	9,649
10,404	Series 2012-H24, Class FD, VAR, 0.778%, 09/20/62	10,433
4,558	Series 2012-H24, Class FE, VAR, 0.788%, 10/20/62	4,578
22,903	Series 2012-H24, Class FG, VAR, 0.618%, 04/20/60	22,902
16,234	Series 2012-H26, Class JA, VAR, 0.738%, 10/20/61	16,270
23,832	Series 2012-H26, Class MA, VAR, 0.738%, 07/20/62	23,880

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10,471	Series 2012-H27, Class FB, VAR, 0.688%, 10/20/62	10,482
36,860	Series 2012-H28, Class FA, VAR, 0.768%, 09/20/62	36,798
30,891	Series 2012-H29, Class FA, VAR, 0.703%, 10/20/62	30,869
8,268	Series 2012-H30, Class JA, VAR, 0.668%, 01/20/60	8,283
14,252	Series 2012-H30, Class PA, VAR, 0.638%, 11/20/59	14,276
29,127	Series 2012-H31, Class FD, VAR, 0.528%, 12/20/62	29,002
6,327	Series 2013-26, Class AK, VAR, 4.666%, 09/20/41	6,840
3,191	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	3,494
2,351	Series 2013-75, Class WA, VAR, 5.227%, 06/20/40	2,627
3,422	Series 2013-91, Class WA, VAR, 4.509%, 04/20/43	3,667
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,199
29,327	Series 2013-H01, Class FA, 1.650%, 01/20/63	29,330
12,812	Series 2013-H01, Class JA, VAR, 0.508%, 01/20/63	12,691
11,808	Series 2013-H01, Class TA, VAR, 0.688%, 01/20/63	11,822
1,987	Series 2013-H02, Class HF, VAR, 0.488%, 11/20/62	1,987
5,536	Series 2013-H03, Class FA, VAR, 0.488%, 08/20/60	5,537
39,002	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,006
3,100	Series 2013-H04, Class SA, VAR, 0.608%, 02/20/63	3,091
3,730	Series 2013-H07, Class GA, VAR, 0.658%, 03/20/63	3,719
11,919	Series 2013-H07, Class HA, VAR, 0.598%, 03/20/63	11,852
9,468	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,517
5,843	Series 2013-H07, Class MA, VAR, 0.738%, 04/20/62	5,857
16,235	Series 2013-H08, Class FC, VAR, 0.638%, 02/20/63	16,256
11,810	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,800

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,549	Series 2013-H14, Class FC, VAR, 0.658%, 06/20/63	3,552
3,318	Series 2013-H14, Class FG, VAR, 0.658%, 05/20/63	3,321
9,580	Series 2014-6, Class W, VAR, 5.472%, 01/20/39	10,646
7,677	Series 2014-41, Class W, VAR, 4.699%, 10/20/42	8,334
6,602	Series 2014-188, Class W, VAR, 4.692%, 10/20/41	7,204
23,311	Series 2014-H01, Class FD, VAR, 0.838%, 01/20/64	23,427
17,954	Series 2014-H05, Class FA, VAR, 0.878%, 02/20/64	18,107
5,993	Series 2014-H06, Class HB, VAR, 0.838%, 03/20/64	6,019
16,650	Series 2014-H09, Class TA, VAR, 0.788%, 04/20/64	16,694
26,291	Series 2014-H10, Class TA, VAR, 0.788%, 04/20/64	26,386
29,083	Series 2014-H11, Class VA, VAR, 0.688%, 06/20/64	29,029
28,237	Series 2014-H15, Class FA, VAR, 0.688%, 07/20/64	28,184
21,254	Series 2014-H17, Class FC, VAR, 0.688%, 07/20/64	21,215
24,307	Series 2014-H19, Class FE, VAR, 0.658%, 09/20/64	24,220
11,768	Series 2014-H20, Class LF, VAR, 0.788%, 10/20/64	11,815
7,415	Series 2015-91, Class W, VAR, 5.245%, 05/20/40	8,250
15,297	Series 2015-H02, Class FB, VAR, 0.703%, 12/20/64	15,282
13,224	Series 2015-H03, Class FA, VAR, 0.688%, 12/20/64	13,244
43,717	Series 2015-H05, Class FC, VAR, 0.668%, 02/20/65	43,737
29,504	Series 2015-H06, Class FA, VAR, 0.668%, 02/20/65	29,426
21,118	Series 2015-H07, Class ES, VAR, 0.000%, 02/20/65	21,142
62,846	Series 2015-H08, Class FC, VAR, 0.663%, 03/20/65	62,837
49,051	Series 2015-H10, Class FC, VAR, 0.668%, 04/20/65	49,045
29,452	Series 2015-H12, Class FA, VAR, 0.668%, 05/20/65	29,500

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Agency CMO — continued
12,584	Series 2015-H15, Class FD, VAR, 0.628%, 06/20/65	12,432
19,967	Series 2015-H15, Class FJ, VAR, 0.628%, 06/20/65	19,827
29,647	Series 2015-H16, Class FG, VAR, 0.628%, 07/20/65	29,496
30,221	Series 2015-H16, Class FL, VAR, 0.628%, 07/20/65	30,003
23,211	Series 2015-H18, Class FA, VAR, 0.638%, 06/20/65	23,135
	NCUA Guaranteed Notes Trust,
19,121	Series 2010-R3, Class 1A, VAR, 0.751%, 12/08/20	19,256
3,554	Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,590
	Vendee Mortgage Trust,
5,326	Series 1993-1, Class ZB, 7.250%, 02/15/23	6,034
1,193	Series 1994-1, Class 1, VAR, 5.570%, 02/15/24	1,307
3,971	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,495
1,800	Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,050
833	Series 1996-2, Class 1Z, 6.750%, 06/15/26	955
2,519	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,954
1,668	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,994

		4,177,943

	Non-Agency CMO — 3.6%
	Ajax Mortgage Loan Trust,
18,386	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	18,207
5,563	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	5,533
7,768	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e)	7,847
10,681	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	10,658
10,712	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	10,715
	Alternative Loan Trust,
167	Series 2002-12, Class PO, PO, 11/25/32	125
253	Series 2003-6T2, Class A6, 5.500%, 06/25/33	255

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
11,035	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,117
3,131	Series 2005-1CB, Class 1A6, IF, IO, 6.901%, 03/25/35	652
9,724	Series 2005-20CB, Class 3A8, IF, IO, 4.551%, 07/25/35	1,196
9,108	Series 2005-22T1, Class A2, IF, IO, 4.871%, 06/25/35	1,371
4,323	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,199
127	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	102
32,516	Series 2005-37T1, Class A2, IF, IO, 4.851%, 09/25/35	5,213
4,830	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,417
19,069	Series 2005-54CB, Class 1A2, IF, IO, 4.651%, 11/25/35	2,143
62	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	62
1,801	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,700
4,374	Series 2005-J1, Class 1A4, IF, IO, 4.901%, 02/25/35	371
	American General Mortgage Loan Trust,
647	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	668
7,100	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	7,174
4,036	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,182
	ASG Resecuritization Trust,
1,509	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	1,493
1,884	Series 2009-2, Class G60, VAR, 4.822%, 05/24/36 (e)	1,887
11,253	Series 2009-3, Class A65, VAR, 2.093%, 03/26/37 (e)	11,202
1,807	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,819
944	Series 2009-5, Class A50, VAR, 3.363%, 02/28/37 (e)	947
647	Series 2010-1, Class A85, VAR, 0.591%, 02/27/36 (e)	631
4,254	Series 2010-2, Class A60, VAR, 1.799%, 01/28/37 (e)	4,195
578	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	579

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,209	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	4,804
4,955	Series 2011-1, Class 3A50, VAR, 2.559%, 11/28/35 (e)	4,871
125	Series 2011-2, Class A48S, HB, IF, 23.502%, 02/28/36 (e)	150
	Banc of America Alternative Loan Trust,
176	Series 2003-1, Class APO, PO, 02/25/33	148
3,831	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	3,984
1,319	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,332
3,770	Series 2003-11, Class 1A1, 6.000%, 01/25/34	3,966
3,144	Series 2003-11, Class 2A1, 6.000%, 01/25/34	3,272
431	Series 2003-11, Class PO, PO, 01/25/34	375
1,039	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,104
517	Series 2004-1, Class 5A1, 5.500%, 02/25/19	527
138	Series 2004-6, Class 15PO, PO, 07/25/19	134
1,046	Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,025
705	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	664
2,172	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	533
	Banc of America Funding Trust,
504	Series 2004-1, Class PO, PO, 03/25/34	415
679	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	731
910	Series 2004-C, Class 1A1, VAR, 2.862%, 12/20/34	902
634	Series 2005-6, Class 2A7, 5.500%, 10/25/35	624
553	Series 2005-7, Class 30PO, PO, 11/25/35	446
209	Series 2005-8, Class 30PO, PO, 01/25/36	146
1,221	Series 2005-E, Class 4A1, VAR, 2.733%, 03/20/35	1,215
476	Series 2006-1, Class XPO, PO, 01/25/36	371
3,769	Series 2010-R11A, Class 1A6, VAR, 5.189%, 08/26/35 (e)	3,808
	Banc of America Mortgage Trust,
2,293	Series 2003-3, Class 1A7, 5.500%, 05/25/33	2,358
724	Series 2003-3, Class 2A1, VAR, 0.749%, 05/25/18	705

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
408	Series 2003-5, Class 3A1, 7.500%, 02/25/31	420
195	Series 2003-6, Class 2A1, VAR, 0.649%, 08/25/18	193
31	Series 2003-7, Class A2, 4.750%, 09/25/18	32
196	Series 2003-8, Class APO, PO, 11/25/33	162
219	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	222
1,671	Series 2003-E, Class 2A2, VAR, 2.822%, 06/25/33 (a)	1,679
30	Series 2004-1, Class APO, PO, 02/25/34	28
731	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	2
2,118	Series 2004-3, Class 1A26, 5.500%, 04/25/34	2,152
62	Series 2004-4, Class APO, PO, 05/25/34	54
717	Series 2004-5, Class 2A2, 5.500%, 06/25/34	731
191	Series 2004-5, Class 4A1, 4.750%, 06/25/19	192
4,979	Series 2004-6, Class 1A3, 5.500%, 05/25/34	5,057
161	Series 2004-6, Class 2A7, 5.500%, 07/25/34	163
292	Series 2004-6, Class APO, PO, 07/25/34	259
23	Series 2004-8, Class 5PO, PO, 05/25/32	20
111	Series 2004-8, Class XPO, PO, 10/25/34	95
362	Series 2004-9, Class 3A1, 6.500%, 09/25/32	377
6	Series 2004-9, Class 3PO, PO, 09/25/32	5
1,038	Series 2004-J, Class 3A1, VAR, 2.874%, 11/25/34	1,018
786	Series 2005-1, Class 2A1, 5.000%, 02/25/20	806
	BCAP LLC Trust,
2,456	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,598
3,059	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	3,128
6,199	Series 2009-RR14, Class 3A2, VAR, 2.494%, 08/26/35 (e)	6,197
3,859	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	3,924
1,421	Series 2010-RR6, Class 22A3, VAR, 5.640%, 06/26/36 (e)	1,424
1,058	Series 2010-RR7, Class 16A1, VAR, 0.868%, 02/26/47 (e)	1,054

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,516	Series 2010-RR7, Class 1A5, VAR, 2.673%, 04/26/35 (e)	1,497
14,464	Series 2010-RR7, Class 2A1, VAR, 2.169%, 07/26/45 (e)	14,491
566	Series 2010-RR8, Class 3A3, VAR, 2.738%, 05/26/35 (e)	565
8,968	Series 2010-RR8, Class 3A4, VAR, 2.738%, 05/26/35 (e)	8,582
875	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	873
2,789	Series 2010-RR12, Class 4A5, VAR, 2.617%, 10/26/36 (e)	2,764
1,100	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	1,100
1,753	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,768
10,249	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	10,362
6,388	Series 2011-RR5, Class 11A3, VAR, 0.341%, 05/28/36 (e)	6,299
11,016	Series 2011-RR10, Class 2A1, VAR, 1.074%, 09/26/37 (e)	10,589
4,770	Series 2012-RR1, Class 5A1, VAR, 0.614%, 07/26/37 (e)	5,077
4,445	Series 2012-RR2, Class 1A1, VAR, 0.357%, 08/26/36 (e)	4,388
10,019	Series 2012-RR3, Class 2A5, VAR, 2.055%, 05/26/37 (e)	10,030
5,577	Series 2012-RR4, Class 8A3, VAR, 0.417%, 06/26/47 (e)	5,377
4,405	Series 2012-RR10, Class 1A1, VAR, 0.421%, 02/26/37 (e)	4,256
11,582	Series 2012-RR10, Class 3A1, VAR, 0.381%, 05/26/36 (e)	11,070
12,616	Series 2015-RR4, Class 1A1, VAR, 1.189%, 09/11/38 (e)	11,844
3,000	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.699%, 03/25/35	2,945
	Bear Stearns ARM Trust,
2,016	Series 2003-2, Class A5, VAR, 2.511%, 01/25/33 (e)	2,039
217	Series 2003-7, Class 3A, VAR, 2.503%, 10/25/33	217
996	Series 2004-2, Class 14A, VAR, 3.049%, 05/25/34	991
6,034	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	6,093
5,704	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	5,659

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
4,779	CAM Mortgage Trust, Series 2013-1, Class M2, VAR, 3.500%, 11/25/57 (e)	4,783
289	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	262
112	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	97
	Chase Mortgage Finance Trust,
1,072	Series 2007-A1, Class 1A3, VAR, 2.595%, 02/25/37	1,058
2,264	Series 2007-A1, Class 2A1, VAR, 2.665%, 02/25/37	2,270
308	Series 2007-A1, Class 7A1, VAR, 2.584%, 02/25/37	309
1,230	Series 2007-A1, Class 9A1, VAR, 2.628%, 02/25/37	1,220
932	Series 2007-A2, Class 1A1, VAR, 2.694%, 07/25/37	928
1,326	Series 2007-A2, Class 2A1, VAR, 2.558%, 07/25/37	1,338
	CHL Mortgage Pass-Through Trust,
167	Series 2002-18, Class PO, PO, 11/25/32	144
601	Series 2004-3, Class A26, 5.500%, 04/25/34	631
408	Series 2004-3, Class A4, 5.750%, 04/25/34	425
2,783	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,893
173	Series 2004-7, Class 2A1, VAR, 2.499%, 06/25/34	169
1,061	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,090
327	Series 2004-HYB1, Class 2A, VAR, 2.519%, 05/20/34	312
1,430	Series 2004-HYB3, Class 2A, VAR, 2.293%, 06/20/34	1,359
937	Series 2004-HYB6, Class A3, VAR, 2.479%, 11/20/34	897
131	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	134
428	Series 2005-14, Class A2, 5.500%, 07/25/35	429
221	Series 2005-16, Class A23, 5.500%, 09/25/35	216
3,486	Series 2005-22, Class 2A1, VAR, 2.486%, 11/25/35	2,957

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citicorp Mortgage Securities Trust,
182	Series 2006-1, Class 2A1, 5.000%, 02/25/21	188
1,143	Series 2006-4, Class 1A2, 6.000%, 08/25/36	1,154
	Citigroup Mortgage Loan Trust,
8,827	Series 2008-AR4, Class 1A1A, VAR, 2.721%, 11/25/38 (e)	8,808
1,962	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	2,039
1,648	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,728
5,683	Series 2009-10, Class 1A1, VAR, 2.468%, 09/25/33 (e)	5,751
4,070	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	4,225
3,819	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	3,931
1,059	Series 2010-3, Class 4A1, VAR, 2.360%, 02/25/36 (e)	1,056
1,170	Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	1,165
14,687	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	14,867
15,970	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	16,254
2,693	Series 2010-10, Class 2A1, VAR, 2.463%, 02/25/36 (e)	2,728
4,177	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	4,062
	Citigroup Mortgage Loan Trust, Inc.,
852	Series 2003-1, Class 2A5, 5.250%, 10/25/33	868
149	Series 2003-1, Class 2A6, PO, 10/25/33	134
108	Series 2003-1, Class PO2, PO, 10/25/33	97
113	Series 2003-1, Class PO3, PO, 09/25/33	101
1	Series 2003-1, Class WPO1, PO, 06/25/16	1
145	Series 2003-UP3, Class A3, 7.000%, 09/25/33	150
235	Series 2003-UST1, Class A1, 5.500%, 12/25/18	236
40	Series 2003-UST1, Class PO1, PO, 12/25/18	38
37	Series 2003-UST1, Class PO3, PO, 12/25/18	36
546	Series 2004-UST1, Class A6, VAR, 2.258%, 08/25/34	524

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
394	Series 2005-1, Class 2A1A, VAR, 2.641%, 04/25/35	310
1,870	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,946
1,117	Series 2005-5, Class 1A2, VAR, 2.807%, 08/25/35	811
	Credit Suisse First Boston Mortgage Securities Corp.,
19	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	19
1,279	Series 2003-1, Class DB1, VAR, 6.706%, 02/25/33	1,293
1,297	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,340
973	Series 2003-23, Class 1P, PO, 10/25/33	837
311	Series 2003-23, Class 2A5, 5.000%, 10/25/18	313
77	Series 2003-25, Class 2A1, 4.500%, 10/25/18	77
1,973	Series 2003-27, Class 5A3, 5.250%, 11/25/33	2,013
747	Series 2003-27, Class 5A4, 5.250%, 11/25/33	762
612	Series 2003-AR15, Class 3A1, VAR, 2.881%, 06/25/33	608
1,356	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,481
875	Series 2004-5, Class 3A1, 5.250%, 08/25/19	895
18	Series 2004-5, Class 5P, PO, 08/25/19	18
2,264	Series 2004-8, Class 1A4, 5.500%, 12/25/34	2,448
296	Series 2005-9, Class AP, PO, 10/25/35	212
3,844	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	565
217	Series 2005-10, Class AP, PO, 11/25/35	134
2,417	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,479
	CSMC,
49,134	Series 2010-11R, Class A6, VAR, 1.187%, 06/28/47 (e)	47,363
2,875	Series 2010-17R, Class 1A1, VAR, 2.340%, 06/26/36 (e)	2,918
5,388	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	5,420
2,673	Series 2011-6R, Class 3A1, VAR, 2.845%, 07/28/36 (e)	2,688

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,167	Series 2011-9R, Class A1, VAR, 2.189%, 03/27/46 (e)	2,169
3,135	Series 2012-2R, Class 2A1, VAR, 2.453%, 03/27/47 (e)	3,097
6,146	Series 2012-3R, Class 1A1, VAR, 2.375%, 07/27/37 (e)	6,122
4,578	CSMC Trust, Series 2010-16, Class A3, VAR, 3.825%, 06/25/50 (e)	4,599
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
871	Series 2005-1, Class 2A1, VAR, 5.807%, 02/25/20	895
1,002	Series 2005-3, Class 1A1, VAR, 5.278%, 06/25/20	1,008
32	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	32
1,056	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	1,058
	First Boston Mortgage Securities Corp. 1987 STRIPS,
2	Series C, Class IO, IO, 10.965%, 04/25/17	—	(h)
1	Series C, Class PO, PO, 04/25/17	1
	First Horizon Alternative Mortgage Securities Trust,
1,747	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,559
13,151	Series 2007-FA4, Class 1A2, IF, IO, 5.451%, 08/25/37	2,705
	First Horizon Mortgage Pass-Through Trust,
742	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	738
428	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	429
3,197	Series 2005-AR1, Class 2A2, VAR, 2.617%, 04/25/35	3,190
	GMACM Mortgage Loan Trust,
4,580	Series 2003-AR1, Class A4, VAR, 2.639%, 10/19/33	4,530
3,992	Series 2003-AR2, Class 2A4, VAR, 2.828%, 12/19/33	3,914
257	Series 2003-J7, Class A10, 5.500%, 11/25/33	264
2,977	Series 2003-J7, Class A7, 5.000%, 11/25/33	2,991
170	Series 2003-J8, Class A, 5.250%, 12/25/33	177
2,146	Series 2004-J5, Class A7, 6.500%, 01/25/35	2,267

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
739	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	759
3,151	Series 2005-AR3, Class 3A4, VAR, 2.944%, 06/19/35	3,105
	GSMPS Mortgage Loan Trust,
763	Series 2004-4, Class 1AF, VAR, 0.599%, 06/25/34 (e)	666
1,404	Series 2005-RP2, Class 1AF, VAR, 0.549%, 03/25/35 (e)	1,229
8,515	Series 2005-RP3, Class 1AF, VAR, 0.549%, 09/25/35 (e)	7,248
6,277	Series 2005-RP3, Class 1AS, IO, VAR, 4.657%, 09/25/35 (e)	799
	GSR Mortgage Loan Trust,
489	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	510
258	Series 2003-6F, Class A2, VAR, 0.599%, 09/25/32	244
1,143	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,185
1,863	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,923
1,219	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,312
601	Series 2005-5F, Class 8A3, VAR, 0.699%, 06/25/35	585
3,019	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,148
218	Series 2005-AR6, Class 3A1, VAR, 2.730%, 09/25/35	219
1,710	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,634
6,036	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,422
5,008	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	4,944
11,413	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	11,256
1,887	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.499%, 05/25/35	1,852
	Impac Secured Assets CMN Owner Trust,
1,109	Series 2003-2, Class A1, 5.500%, 08/25/33	1,134
55	Series 2004-3, Class 1A4, VAR, 0.999%, 11/25/34	54
	Impac Secured Assets Trust,
5,341	Series 2006-1, Class 2A1, VAR, 0.549%, 05/25/36	5,173

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
5,925	Series 2006-2, Class 2A1, VAR, 0.549%, 08/25/36	5,855
2,958	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	3,035
	JP Morgan Mortgage Trust,
764	Series 2004-A3, Class 4A1, VAR, 2.714%, 07/25/34	782
952	Series 2004-A4, Class 1A1, VAR, 2.783%, 09/25/34	975
441	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	456
2,426	Series 2005-A1, Class 3A4, VAR, 2.646%, 02/25/35	2,477
15,205	Series 2006-A2, Class 4A1, VAR, 2.719%, 08/25/34	15,253
8,831	Series 2006-A2, Class 5A3, VAR, 2.478%, 11/25/33	8,856
1,940	Series 2006-A3, Class 6A1, VAR, 2.723%, 08/25/34	1,950
1,579	Series 2007-A1, Class 5A1, VAR, 2.596%, 07/25/35	1,582
632	Series 2007-A1, Class 5A2, VAR, 2.596%, 07/25/35	641
	JP Morgan Resecuritization Trust,
1,589	Series 2009-6, Class 4A1, VAR, 2.626%, 09/26/36 (e)	1,601
817	Series 2010-4, Class 7A1, VAR, 1.935%, 08/26/35 (e)	815
	Lehman Mortgage Trust,
975	Series 2006-2, Class 1A1, VAR, 5.965%, 04/25/36	910
893	Series 2007-6, Class 1A8, 6.000%, 07/25/37	809
4,894	Series 2008-2, Class 1A6, 6.000%, 03/25/38	3,960
	LVII Resecuritization Trust,
778	Series 2009-2, Class M3, VAR, 4.724%, 09/27/37 (e)	779
719	Series 2009-3, Class M3, VAR, 5.191%, 11/27/37 (e)	717
8,968	Series 2009-3, Class M4, VAR, 5.191%, 11/27/37 (e)	9,009
	MASTR Adjustable Rate Mortgages Trust,
919	Series 2004-3, Class 4A2, VAR, 2.336%, 04/25/34	863
3,998	Series 2004-13, Class 2A1, VAR, 2.684%, 04/21/34	4,024

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
561	Series 2004-15, Class 3A1, VAR, 3.135%, 12/25/34	556
	MASTR Alternative Loan Trust,
1,482	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,515
302	Series 2003-9, Class 8A1, 6.000%, 01/25/34	306
813	Series 2004-3, Class 2A1, 6.250%, 04/25/34	859
2,673	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,829
548	Series 2004-6, Class 30PO, PO, 07/25/34	431
311	Series 2004-6, Class 7A1, 6.000%, 07/25/34	316
437	Series 2004-7, Class 30PO, PO, 08/25/34	338
801	Series 2004-8, Class 6A1, 5.500%, 09/25/19	824
232	Series 2004-10, Class 1A1, 4.500%, 09/25/19	235
909	Series 2005-6, Class 3A1, 5.500%, 11/25/20	880
	MASTR Asset Securitization Trust,
79	Series 2003-2, Class 1A1, 5.000%, 03/25/18	79
54	Series 2003-2, Class 2A1, 4.500%, 03/25/18	54
171	Series 2003-2, Class 2A10, 4.500%, 03/25/18	171
82	Series 2003-8, Class 1A1, 5.500%, 09/25/33	84
124	Series 2003-9, Class 15PO, PO, 10/25/18	118
176	Series 2003-9, Class 2A7, 5.500%, 10/25/33	176
74	Series 2003-11, Class 3A1, 4.500%, 12/25/18	76
109	Series 2003-12, Class 30PO, PO, 12/25/33	98
278	Series 2003-12, Class 6A1, 5.000%, 12/25/33	282
90	Series 2004-1, Class 30PO, PO, 02/25/34	77
1,973	Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,051
17	Series 2004-4, Class 3A1, 4.500%, 04/25/19	17
80	Series 2004-6, Class 15PO, PO, 07/25/19	80
236	Series 2004-8, Class 1A1, 4.750%, 08/25/19	242
45	Series 2004-8, Class PO, PO, 08/25/19	42

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
349		Series 2004-9, Class 5A1, 5.250%, 09/25/19	358
1,056		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,120
		MASTR Reperforming Loan Trust,
11,345		Series 2005-2, Class 1A1F, VAR, 0.549%, 05/25/35 (e)	9,268
1,393		Series 2006-2, Class 1A1, VAR, 4.679%, 05/25/36 (e)	1,305
1,276		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,020
		Merrill Lynch Mortgage Investors Trust,
898		Series 2003-A5, Class 2A6, VAR, 2.400%, 08/25/33	907
1,910		Series 2003-E, Class A1, VAR, 0.819%, 10/25/28	1,823
3,813		Series 2003-F, Class A1, VAR, 0.839%, 10/25/28	3,721
1,863		Series 2004-1, Class 2A1, VAR, 2.166%, 12/25/34	1,870
840		Series 2004-A, Class A1, VAR, 0.659%, 04/25/29	807
1,635		Series 2004-A4, Class A2, VAR, 2.560%, 08/25/34	1,676
1,656		Series 2004-C, Class A2, VAR, 1.044%, 07/25/29	1,577
3,156		Series 2005-A2, Class A1, VAR, 2.516%, 02/25/35	3,093
3,076		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.187%, 06/25/37	2,987
18		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	18
		Morgan Stanley Mortgage Loan Trust,
3,722		Series 2004-3, Class 4A, VAR, 5.683%, 04/25/34	3,922
931		Series 2004-9, Class 4A, VAR, 5.033%, 10/25/19	928
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,269.375%, 04/20/21	1
1,345		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.839%, 02/25/35	1,312
		MRFC Mortgage Pass-Through Trust,
3,780		Series 2000-TBC2, Class A1, VAR, 0.678%, 06/15/30	3,588
874		Series 2000-TBC3, Class A1, VAR, 0.638%, 12/15/30	834

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
791	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	793
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
327	Series 2003-A1, Class A1, 5.500%, 05/25/33	336
205	Series 2003-A1, Class A2, 6.000%, 05/25/33	212
96	Series 2003-A1, Class A5, 7.000%, 04/25/33	100
6	Series 2003-A1, Class A7, 5.000%, 04/25/18	6
991	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	986
7	PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	7
1,558	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,636
671	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.483%, 05/25/35	677
	RALI Trust,
149	Series 2001-QS19, Class A2, 6.000%, 12/25/16	150
458	Series 2002-QS8, Class A5, 6.250%, 06/25/17	461
112	Series 2002-QS16, Class A3, IF, 16.206%, 10/25/17	115
2,049	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,157
1,264	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,268
40	Series 2003-QS1, Class A6, 4.250%, 01/25/33	40
259	Series 2003-QS3, Class A2, IF, 16.061%, 02/25/18	275
687	Series 2003-QS9, Class A3, IF, IO, 7.351%, 05/25/18	47
461	Series 2003-QS12, Class A2A, IF, IO, 7.401%, 06/25/18	30
140	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	6
8,718	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,275
1,064	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,078

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
8,662	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,817
342	Series 2003-QS18, Class A1, 5.000%, 09/25/18	348
5,523	Series 2003-QS19, Class A1, 5.750%, 10/25/33	5,813
8,991	Series 2004-QS7, Class A4, 5.500%, 05/25/34	9,242
2,412	Series 2005-QA6, Class A32, VAR, 3.448%, 05/25/35	2,040
283	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	236
	RBSSP Resecuritization Trust,
4,182	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	4,499
1,283	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,349
1,732	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,760
5,439	Series 2009-12, Class 1A1, VAR, 5.822%, 11/25/33 (e)	5,712
2,018	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	2,079
6,078	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	6,130
6,849	Series 2012-3, Class 3A1, VAR, 0.341%, 09/26/36 (e)	6,558
129	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	111
	Residential Asset Securitization Trust,
414	Series 2003-A8, Class A5, 4.250%, 10/25/18	418
350	Series 2003-A13, Class A3, 5.500%, 01/25/34	359
24	Series 2003-A14, Class A1, 4.750%, 02/25/19	24
11,553	Series 2005-A2, Class A4, IF, IO, 4.851%, 03/25/35	1,576
1,201	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,082
	RFMSI Trust,
65	Series 2003-S13, Class A3, 5.500%, 06/25/33	65
80	Series 2003-S14, Class A4, PO, 07/25/18	76
215	Series 2003-S16, Class A3, 5.000%, 09/25/18	216
390	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	395

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
203	Series 2004-S6, Class 2A6, PO, 06/25/34	174
256	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	263
1,043	Series 2005-SA4, Class 1A1, VAR, 2.832%, 09/25/35	872
20	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	18
	Salomon Brothers Mortgage Securities VII, Inc.,
2,788	Series 2003-HYB1, Class A, VAR, 2.501%, 09/25/33	2,821
21	Series 2003-UP2, Class PO1, PO, 12/25/18	19
	Sequoia Mortgage Trust,
1,790	Series 2004-8, Class A1, VAR, 0.903%, 09/20/34	1,704
2,784	Series 2004-8, Class A2, VAR, 1.269%, 09/20/34	2,693
876	Series 2004-10, Class A1A, VAR, 0.823%, 11/20/34	838
2,760	Series 2004-11, Class A1, VAR, 0.503%, 12/20/34	2,681
2,346	Series 2004-12, Class A3, VAR, 0.763%, 01/20/35	2,155
	Springleaf Mortgage Loan Trust,
11,731	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	11,730
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,669
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,086
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,327
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,926
9,863	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	9,850
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,773
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,125
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,011
12,647	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	12,654
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,904
512	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	512

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,157
788	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.357%, 06/25/34	784
	Structured Asset Mortgage Investments II Trust,
2,335	Series 2004-AR5, Class 1A1, VAR, 0.865%, 10/19/34	2,233
8,813	Series 2005-AR5, Class A3, VAR, 0.455%, 07/19/35	8,410
	Structured Asset Securities Corp.,
2,897	Series 2003-37A, Class 2A, VAR, 3.800%, 12/25/33	2,905
2,841	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	3,007
1,084	Series 2005-RF3, Class 1A, VAR, 0.549%, 06/25/35 (e)	878
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
621	Series 2003-29, Class 1A1, 4.750%, 09/25/18	630
334	Series 2003-30, Class 1A1, 5.500%, 10/25/33	351
269	Series 2003-32, Class 1A1, VAR, 5.536%, 11/25/33	276
3,210	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	3,278
918	Series 2003-34A, Class 3A3, VAR, 2.515%, 11/25/33	908
6,925	Series 2004-5H, Class A4, 5.540%, 12/25/33	7,117
727	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	737
	Thornburg Mortgage Securities Trust,
6,121	Series 2003-4, Class A1, VAR, 0.839%, 09/25/43	5,910
4,479	Series 2004-4, Class 3A, VAR, 1.871%, 12/25/44	4,427
	WaMu Mortgage Pass-Through Certificates Trust,
1,632	Series 2003-AR7, Class A7, VAR, 2.415%, 08/25/33	1,639
8,721	Series 2003-AR9, Class 1A6, VAR, 2.468%, 09/25/33	8,823
1,727	Series 2003-AR9, Class 2A, VAR, 2.524%, 09/25/33	1,716

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
4,931	Series 2003-AR11, Class A6, VAR, 2.430%, 10/25/33	4,994
1,537	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,590
414	Series 2003-S4, Class 2A10, IF, 16.914%, 06/25/33	506
539	Series 2003-S8, Class A5, 4.500%, 09/25/18	544
181	Series 2003-S8, Class A6, 4.500%, 09/25/18	182
5,894	Series 2003-S9, Class A8, 5.250%, 10/25/33	6,048
119	Series 2003-S9, Class P, PO, 10/25/33	94
108	Series 2003-S10, Class A2, 5.000%, 10/25/18	109
301	Series 2003-S13, Class 23A1, VAR, 0.749%, 12/25/18	293
2,246	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	2,272
2,886	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	2,920
694	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	706
836	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	856
921	Series 2004-RS2, Class A4, 5.000%, 11/25/33	940
5,508	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	5,760
1,377	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	1,440
1,135	Series 2006-AR8, Class 1A2, VAR, 2.396%, 08/25/46	971
232	Series 2006-AR10, Class 2P, VAR, 2.422%, 09/25/36	204
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
2,168	Series 2005-1, Class 1A1, 5.500%, 03/25/35	2,174
186	Series 2005-1, Class CP, PO, 03/25/35	133
12,193	Series 2005-2, Class 1A4, IF, IO, 4.851%, 04/25/35	1,795
3,128	Series 2005-2, Class 2A3, IF, IO, 4.801%, 04/25/35	392
4,303	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,945
4,067	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	850

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
888	Series 2005-6, Class 2A4, 5.500%, 08/25/35	849
369	Series 2006-1, Class 3A2, 5.750%, 02/25/36	335
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
87	Series 2003-MS5, Class 1A4, VAR, 0.699%, 03/25/18	86
26	Series 2003-MS7, Class P, PO, 03/25/33	19
	Wells Fargo Alternative Loan Trust,
143	Series 2003-1, Class APO, PO, 09/25/33	127
496	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	450
3,365	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	3,314
	Wells Fargo Mortgage-Backed Securities Trust,
3,243	Series 2003-K, Class 1A1, VAR, 2.520%, 11/25/33	3,262
124	Series 2003-K, Class 1A2, VAR, 2.520%, 11/25/33	126
488	Series 2003-L, Class 2A1, VAR, 2.561%, 11/25/33	486
732	Series 2004-4, Class A9, 5.500%, 05/25/34	753
1,011	Series 2004-B, Class A1, VAR, 2.492%, 02/25/34	1,009
2,717	Series 2004-EE, Class 2A1, VAR, 2.703%, 12/25/34	2,732
1,848	Series 2004-EE, Class 2A2, VAR, 2.703%, 12/25/34	1,879
3,035	Series 2004-EE, Class 3A1, VAR, 2.624%, 12/25/34	3,061
991	Series 2004-EE, Class 3A2, VAR, 2.624%, 12/25/34	999
4,246	Series 2004-I, Class 1A1, VAR, 2.638%, 07/25/34	4,292
12,352	Series 2004-P, Class 2A1, VAR, 2.734%, 09/25/34	12,397
5,359	Series 2004-S, Class A1, VAR, 2.714%, 09/25/34	5,484
1,895	Series 2004-V, Class 1A1, VAR, 2.710%, 10/25/34	1,913
2,430	Series 2004-V, Class 1A2, VAR, 2.710%, 10/25/34	2,466
1,315	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,390
310	Series 2005-14, Class 2APO, PO, 12/25/35	260

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
22,486	Series 2005-AR3, Class 1A1, VAR, 2.723%, 03/25/35	22,651
2,481	Series 2005-AR8, Class 2A1, VAR, 2.655%, 06/25/35	2,493
594	Series 2007-7, Class A7, 6.000%, 06/25/37	595
3,311	Series 2007-11, Class A14, 6.000%, 08/25/37	3,280

		1,066,493

	Total Collateralized Mortgage Obligations (Cost $5,089,477)	5,244,436

Commercial Mortgage-Backed Securities — 3.6%
	A10 Securitization LLC,
2,176	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,181
19,812	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	19,710
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,306
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,603
	A10 Term Asset Financing LLC,
16,262	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	16,357
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,015
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,491
11,919	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	11,874
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,098
	ACRE Commercial Mortgage Trust, (Cayman Islands),
3,932	Series 2014-FL2, Class B, VAR, 2.248%, 08/15/31 (e)	3,923
3,982	Series 2014-FL2, Class C, VAR, 2.698%, 08/15/31 (e)	3,959
2,750	Series 2014-FL2, Class D, VAR, 3.598%, 08/15/31 (e)	2,742
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,020
7,700	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	7,141
	Banc of America Commercial Mortgage Trust,
878	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	879

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — continued
14,483	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	14,744
8,887	Series 2006-4, Class A4, 5.634%, 07/10/46	9,067
8,354	Series 2006-5, Class A4, 5.414%, 09/10/47	8,545
177,301	Series 2006-5, Class XC, IO, VAR, 0.820%, 09/10/47 (e)	994
7,432	Series 2007-5, Class A4, 5.492%, 02/10/51	7,808
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,433	Series 2005-1, Class AJ, VAR, 5.515%, 11/10/42	1,431
1,814	Series 2005-3, Class AM, 4.727%, 07/10/43	1,818
162,501	Series 2005-5, Class XC, IO, VAR, 0.228%, 10/10/45 (e)	35
7,465	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.666%, 06/24/50 (e)	7,760
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	23,913
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,274
	Bear Stearns Commercial Mortgage Securities Trust,
6,786	Series 2006-PW11, Class A4, VAR, 5.596%, 03/11/39	6,819
184,933	Series 2006-PW14, Class X1, IO, VAR, 0.837%, 12/11/38 (e)	1,278
2,149	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,214
544,159	Series 2007-T26, Class X1, IO, VAR, 0.299%, 01/12/45 (e)	1,512
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.337%, 07/15/44	5,375
189,086	Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	803
97,242	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.709%, 10/15/48 (e)	858
5,600	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.988%, 02/15/31 (e)	5,558
3,648	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,679

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	COBALT CMBS Commercial Mortgage Trust,
4,389	Series 2006-C1, Class A4, 5.223%, 08/15/48	4,528
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,137
128,317	Series 2006-C1, Class IO, IO, VAR, 0.979%, 08/15/48	1,091
	COMM Mortgage Trust,
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,096
29,099	Series 2012-CR2, Class XA, IO, VAR, 2.044%, 08/15/45	2,626
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,803
6,150	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	6,156
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,361
31,243	Series 2014-KYO, Class A, VAR, 1.092%, 06/11/27 (e)	31,158
7,748	Series 2014-PAT, Class A, VAR, 0.988%, 08/13/27 (e)	7,690
10,196	Series 2014-TWC, Class A, VAR, 1.037%, 02/13/32 (e)	10,155
2,850	Series 2014-TWC, Class B, VAR, 1.787%, 02/13/32 (e)	2,831
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48	18,102
	Commercial Mortgage Pass-Through Certificates,
1,600	Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	1,600
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/48	9,485
2,690	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	2,761
24,314	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 2.966%, 06/25/40 (e)	3,076
	Credit Suisse Commercial Mortgage Trust,
5,736	Series 2006-C2, Class A3, VAR, 5.860%, 03/15/39	5,779
201,348	Series 2007-C2, Class AX, IO, VAR, 0.216%, 01/15/49 (e)	318
16,145	CSMC, Series 2014-ICE, Class A, VAR, 0.998%, 04/15/27 (e)	16,024
162	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	162
35,488	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.561%, 07/10/44 (e)	1,379

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — continued
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.535%, 06/10/34 (e)	4,003
8,925	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	9,118
36,100	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series KPLB, Class A, 2.770%, 05/25/25	35,644
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	73,800
20,914	Series K038, Class A2, 3.389%, 03/25/24	21,856
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,062
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	41,468
4,742	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,748
	Government National Mortgage Association,
14,178	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	14,766
14,776	Series 2014-168, Class VB, VAR, 3.497%, 06/16/47	15,532
11,538	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,708
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	3,093
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,438
	GS Mortgage Securities Trust,
4,570	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	4,576
102,483	Series 2006-GG8, Class X, IO, VAR, 0.766%, 11/10/39 (e)	449
1,600	Series 2011-GC5, Class D, VAR, 5.475%, 08/10/44 (e)	1,648
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,039
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,676	Series 2005-CB11, Class AJ, VAR, 5.588%, 08/12/37	1,675
97,903	Series 2005-CB11, Class X1, IO, VAR, 0.081%, 08/12/37 (e)	137
311,237	Series 2005-LDP5, Class X1, IO, VAR, 0.114%, 12/15/44 (e)	129
1,514	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,536

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

297,504	Series 2006-CB15, Class X1, IO, VAR, 0.414%, 06/12/43	517
1,909	Series 2006-CB16, Class A4, 5.552%, 05/12/45	1,941
1,299	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,325
1,938	Series 2006-LDP9, Class A3SF, VAR, 0.353%, 05/15/47	1,921
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,581
1,331	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,404
253,413	Series 2007-LD12, Class X, IO, VAR, 0.190%, 02/15/51	417
58,730	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.577%, 05/25/39 (e)	1,285
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,246
	LB-UBS Commercial Mortgage Trust,
1,791	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,795
1,248	Series 2006-C4, Class A4, VAR, 6.028%, 06/15/38	1,273
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,467
5,404	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,649
113,444	Series 2007-C2, Class XW, IO, VAR, 0.739%, 02/15/40	928
	Merrill Lynch Mortgage Trust,
1,238	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,239
2,982	Series 2005-LC1, Class AJ, VAR, 5.538%, 01/12/44	3,005
1,973	Series 2006-C1, Class A4, VAR, 5.865%, 05/12/39	1,993
	ML-CFC Commercial Mortgage Trust,
3,698	Series 2006-1, Class A4, VAR, 5.656%, 02/12/39	3,726
271,172	Series 2006-4, Class XC, IO, VAR, 0.799%, 12/12/49 (e)	1,660
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	5,877
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,793
	Morgan Stanley Capital I Trust,
168,912	Series 2006-IQ12, Class X1, IO, VAR, 0.639%, 12/15/43 (e)	764

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — continued
294,909	Series 2007-HQ11, Class X, IO, VAR, 0.386%, 02/12/44 (e)	744
79,243	Series 2007-HQ13, Class X1, IO, VAR, 0.619%, 12/15/44 (e)	641
268,575	Series 2007-IQ13, Class X, IO, VAR, 0.584%, 03/15/44 (e)	1,409
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,812
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,360
	Morgan Stanley Re-REMIC Trust,
11,138	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	11,110
21,623	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	21,590
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,144
42,689	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	42,861
	NorthStar, (Cayman Islands),
9,569	Series 2013-1A, Class A, VAR, 2.041%, 08/25/29 (e)	9,578
6,359	Series 2013-1A, Class B, VAR, 5.191%, 08/25/29 (e)	6,422
	PFP III Ltd., (Cayman Islands),
11,006	Series 2015-2, Class A, VAR, 1.644%, 07/14/34 (e)	11,007
7,564	Series 2015-2, Class C, VAR, 3.444%, 07/14/34 (e)	7,565
4,646	Series 2015-2, Class D, VAR, 4.194%, 07/14/34 (e)	4,646
	RAIT Trust,
9,996	Series 2014-FL3, Class A, VAR, 1.448%, 12/15/31 (e)	9,973
8,939	Series 2014-FL3, Class AS, VAR, 1.987%, 12/15/31 (e)	8,900
4,676	Series 2014-FL3, Class B, VAR, 2.848%, 12/15/31 (e)	4,646
11,335	Series 2015-FL4, Class A, VAR, 1.535%, 12/15/31 (e)	11,243
9,668	Series 2015-FL4, Class AS, VAR, 1.937%, 12/15/31 (e)	9,679
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,461
6,619	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	6,743
	Resource Capital Corp., Ltd., (Cayman Islands),
5,100	Series 2015-CRE4, Class A, VAR, 1.587%, 08/15/32 (e)	5,100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

6,908	Series 2015-CRE4, Class B, VAR, 3.187%, 08/15/32 (e)	6,908
10,782	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	10,776
16,805	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.429%, 05/10/45 (e)	1,762
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,976
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,629
65,195	Series 2012-C2, Class XA, IO, VAR, 1.885%, 05/10/63 (e)	4,475
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,372
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,166
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	32,585
	Wachovia Bank Commercial Mortgage Trust,
1,169	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,169
1,285	Series 2005-C22, Class A4, VAR, 5.469%, 12/15/44	1,288
575,159	Series 2006-C24, Class XC, IO, VAR, 0.258%, 03/15/45 (e)	173
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	13,543
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	8,937
6,404	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	6,404
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	9,978
679	Series 2012-C6, Class A1, 1.081%, 04/15/45	678
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,672
2,500	Series 2013-C11, Class D, VAR, 4.320%, 03/15/45 (e)	2,383

	Total Commercial Mortgage-Backed Securities (Cost $1,061,061)	1,069,841

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 18.6%
	Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,169
2,991	4.250%, 03/01/21	3,111
1,146	4.950%, 07/02/64	1,006
6,278	5.250%, 12/01/41	6,285

		14,571

	Automobiles — 0.1%
	Daimler Finance North America LLC,
3,758	1.875%, 01/11/18 (e)	3,755
2,089	2.250%, 03/02/20 (e)	2,039
1,692	2.375%, 08/01/18 (e)	1,702
4,706	2.625%, 09/15/16 (e)	4,773
8,789	2.950%, 01/11/17 (e)	8,964
1,345	8.500%, 01/18/31	1,961

		23,194

	Hotels, Restaurants & Leisure — 0.0% (g)
4,590	Starbucks Corp., 2.700%, 06/15/22	4,586

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.300%, 12/05/21	8,859
8,677	4.800%, 12/05/34	8,739

		17,598

	Media — 0.9%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,524
2,690	6.650%, 11/15/37	3,161
1,345	6.900%, 08/15/39	1,615
1,762	7.250%, 05/18/18	2,017
3,946	7.300%, 04/30/28	4,750
2,690	7.625%, 11/30/28	3,437
986	8.000%, 10/17/16	1,059
942	8.875%, 04/26/23	1,245
1,525	9.500%, 07/15/24	2,111
	CBS Corp.,
2,625	3.375%, 03/01/22	2,580
2,650	3.700%, 08/15/24	2,559
4,293	4.000%, 01/15/26	4,212
2,679	4.600%, 01/15/45	2,323
2,004	4.900%, 08/15/44	1,772
673	5.500%, 05/15/33	676
583	5.900%, 10/15/40	599
	CCO Safari II LLC,
11,182	4.464%, 07/23/22 (e)	11,129

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
4,374	6.384%, 10/23/35 (e)	4,456
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,478
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,005
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,185
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,764
3,361	4.200%, 08/15/34	3,285
10,484	4.250%, 01/15/33	10,374
2,690	6.450%, 03/15/37	3,352
897	6.500%, 01/15/17	961
11,658	6.500%, 11/15/35	14,503
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,836
5,600	4.800%, 02/01/35 (e)	4,994
1,166	8.375%, 03/01/39 (e)	1,445
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,818
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,885	3.800%, 03/15/22	6,831
2,245	3.950%, 01/15/25	2,177
5,022	4.600%, 02/15/21	5,281
2,372	5.000%, 03/01/21	2,543
11,179	6.000%, 08/15/40	11,478
2,861	6.375%, 03/01/41	3,062
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,773
5,069	4.950%, 05/15/42	4,380
3,018	Historic TW, Inc., 9.150%, 02/01/23	3,953
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,582
4,575	5.950%, 04/01/41	5,505
3,233	6.400%, 04/30/40	4,035
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,591
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,070
8,115	3.950%, 09/30/21	8,401
2,716	4.500%, 05/23/43	2,449
1,928	4.700%, 10/15/19	2,094
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,026
873	5.850%, 05/01/17	926
4,125	5.875%, 11/15/40	3,895

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Media — continued
2,327	6.550%, 05/01/37	2,343
4,080	6.750%, 07/01/18	4,520
1,794	6.750%, 06/15/39	1,828
2,197	7.300%, 07/01/38	2,332
1,928	8.250%, 04/01/19	2,255
1,601	8.750%, 02/14/19	1,892
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,468
7,641	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	9,096
	Time Warner, Inc.,
10,400	3.600%, 07/15/25	10,065
5,085	4.750%, 03/29/21	5,478
1,573	5.375%, 10/15/41	1,623
2,802	6.200%, 03/15/40	3,134
1,474	6.250%, 03/29/41	1,665
2,238	6.500%, 11/15/36	2,586
3,430	7.625%, 04/15/31	4,299
1,125	7.700%, 05/01/32	1,459
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,415
2,489	3.125%, 06/15/22	2,231
599	3.250%, 03/15/23	536
5,046	3.875%, 12/15/21	4,910
6,243	4.375%, 03/15/43	4,606
1,813	4.500%, 02/27/42	1,360
1,559	4.850%, 12/15/34	1,311
690	6.250%, 04/30/16	713

		271,402

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,397
1,671	4.375%, 09/01/23	1,713
3,368	4.500%, 12/15/34	3,077
877	5.125%, 01/15/42	822
1,166	7.450%, 07/15/17	1,283
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,670
1,883	Target Corp., 6.000%, 01/15/18	2,074

		16,036

	Specialty Retail — 0.1%
1,409	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	1,338
3,199	Gap, Inc. (The), 5.950%, 04/12/21	3,542
	Home Depot, Inc. (The),
3,797	2.625%, 06/01/22	3,735

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
5,037	4.250%, 04/01/46	4,970
4,125	5.400%, 03/01/16	4,225
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	4,059
2,067	5.125%, 11/15/41	2,282
2,150	6.875%, 02/15/28	2,788
3,139	Series B, 7.110%, 05/15/37	4,133

		31,072

	Total Consumer Discretionary	378,459

	Consumer Staples — 0.8%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	979
986	5.750%, 04/01/36	1,158
7,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	7,180
1,151	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	1,356
4,687	Brown-Forman Corp., 4.500%, 07/15/45	4,793
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,532
2,493	4.828%, 07/15/20	2,758
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	1,942
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,772
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,592
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,221
2,245	3.000%, 08/25/21	2,290
2,780	3.100%, 07/17/22	2,815
207	7.900%, 11/01/18	245
7,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	7,395

		55,028

	Food & Staples Retailing — 0.3%
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,287
	CVS Health Corp.,
1,982	3.500%, 07/20/22	2,021
3,214	4.000%, 12/05/23	3,352
2,346	4.875%, 07/20/35	2,420
2,155	5.300%, 12/05/43	2,322
5,905	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,621

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Food & Staples Retailing — continued
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,498
2,093	4.000%, 02/01/24	2,141
12,466	5.000%, 04/15/42	12,758
829	5.400%, 07/15/40	888
1,794	6.150%, 01/15/20	2,044
538	6.400%, 08/15/17	585
11,049	7.500%, 04/01/31	14,168
7,567	Walgreen Co., 3.100%, 09/15/22	7,306
	Walgreens Boots Alliance, Inc.,
3,718	3.300%, 11/18/21	3,681
4,311	3.800%, 11/18/24	4,217
2,517	4.500%, 11/18/34	2,320
2,700	4.800%, 11/18/44	2,500
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,232
942	6.200%, 04/15/38	1,193
628	7.550%, 02/15/30	882

		83,436

	Food Products — 0.3%
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,319
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	574
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,147
2,443	4.307%, 05/14/21 (e)	2,657
1,390	6.000%, 11/27/17 (e)	1,518
2,556	7.350%, 03/06/19 (e)	3,009
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,043
1,638	2.100%, 03/15/18	1,626
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,284
2,036	3.250%, 05/21/18	2,105
	Kraft Foods Group, Inc.,
6,663	3.500%, 06/06/22	6,723
4,392	5.000%, 06/04/42	4,476
1,215	5.375%, 02/10/20	1,345
4,612	6.125%, 08/23/18	5,119
2,690	6.500%, 02/09/40	3,190
9,117	6.875%, 01/26/39	11,163
4,282	Kraft Heinz Foods Co., 5.000%, 07/15/35 (e)	4,426
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,251
4,951	Tyson Foods, Inc., 3.950%, 08/15/24	4,951

		78,926

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,201
2,842	3.050%, 08/15/25	2,823
448	7.500%, 11/01/18	528
1,341	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,615
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,092

		7,259

	Total Consumer Staples	224,649

	Energy — 1.9%
	Energy Equipment & Services — 0.1%
909	Cameron International Corp., 4.000%, 12/15/23	926
3,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	2,737
1,267	Ensco plc, (United Kingdom), 5.200%, 03/15/25	1,133
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,882
673	6.150%, 09/15/19	769
4,529	7.450%, 09/15/39	5,962
2,242	7.600%, 08/15/96 (e)	2,821
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	1,020
1,205	5.000%, 09/15/20	1,201
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,400
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	635
1,661	4.000%, 03/16/18	1,640
557	5.250%, 03/15/42	375
2,200	6.050%, 03/01/41	1,599
2,543	6.950%, 04/01/45	2,063
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	2,978
	Transocean, Inc., (Cayman Islands),
2,491	4.300%, 10/15/22	1,725
3,712	6.500%, 11/15/20	3,058
4,534	6.875%, 12/15/21	3,616
448	7.500%, 04/15/31	311
1,334	7.850%, 12/15/41	941
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	1,824

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Energy Equipment & Services — continued
844	5.950%, 04/15/42	645
986	6.500%, 08/01/36	811
2,390	9.875%, 03/01/39	2,583

		45,655

	Oil, Gas & Consumable Fuels — 1.8%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,480
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,200
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,722
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,823
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,890
	Apache Corp.,
853	3.250%, 04/15/22	823
3,611	4.750%, 04/15/43	3,292
2,242	6.900%, 09/15/18	2,528
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,624
1,866	Boardwalk Pipelines LP, 4.950%, 12/15/24	1,748
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,978
5,991	1.846%, 05/05/17	6,040
5,200	2.237%, 05/10/19	5,207
3,779	2.750%, 05/10/23	3,590
2,273	3.245%, 05/06/22	2,256
4,509	3.506%, 03/17/25	4,438
1,575	3.814%, 02/10/24	1,584
5,560	4.742%, 03/11/21	6,088
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,049
2,000	4.350%, 10/15/24	1,843
2,500	4.875%, 02/01/21	2,531
900	5.850%, 11/15/43	826
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	611
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,307
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,202
359	5.900%, 02/01/18	386
4,152	6.250%, 03/15/38	4,146
1,300	6.450%, 06/30/33	1,365
1,794	6.750%, 02/01/39	1,905
359	7.200%, 01/15/32	398

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,452
2,695	4.450%, 09/15/42	2,128
5,616	6.750%, 11/15/39	5,827
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,585
4,574	4.950%, 03/03/19	5,029
11,698	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	11,471
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,408
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	612
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,463
1,794	5.750%, 02/01/19	2,006
1,300	6.000%, 01/15/20	1,491
1,300	6.500%, 02/01/39	1,569
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,152
	ConocoPhillips Co.,
1,889	2.200%, 05/15/20	1,874
6,343	3.350%, 11/15/24	6,157
3,518	3.350%, 05/15/25	3,401
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	5,000
2,807	4.750%, 05/15/42	2,592
1,731	6.300%, 01/15/19	1,937
	Ecopetrol S.A., (Colombia),
3,333	4.125%, 01/16/25	2,900
5,409	5.375%, 06/26/26	5,029
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,288
1,027	6.500%, 08/15/34	959
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	3,235
6,594	4.750%, 01/15/26	6,256
2,519	5.150%, 03/15/45	2,123
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	4,913
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,128
5,421	4.150%, 06/01/25	5,000
3,250	5.050%, 04/01/45	2,719
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	2,868

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,600	3.750%, 02/15/25	2,487
2,687	3.900%, 02/15/24	2,622
3,048	4.900%, 05/15/46	2,750
1,189	4.950%, 10/15/54	1,015
1,758	5.100%, 02/15/45	1,627
1,100	Series J, 5.750%, 03/01/35	1,130
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,051
4,753	4.100%, 02/01/21	5,088
1,614	6.875%, 10/01/18	1,845
7,000	Exxon Mobil Corp., 2.397%, 03/06/22	6,822
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,323
920	6.300%, 08/15/17 (e)	977
1,507	Hess Corp., 7.875%, 10/01/29	1,808
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,134
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,301
10,149	7.875%, 09/15/31	12,643
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,144
7,133	5.150%, 10/15/43	6,786
1,794	6.550%, 07/15/19	2,031
	Marathon Oil Corp.,
1,017	2.800%, 11/01/22	921
5,500	3.850%, 06/01/25	5,026
2,528	5.900%, 03/15/18	2,747
2,511	6.000%, 10/01/17	2,712
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,838
2,200	Noble Energy, Inc., 5.050%, 11/15/44	1,960
	Occidental Petroleum Corp.,
2,179	1.750%, 02/15/17	2,192
6,636	3.500%, 06/15/25	6,627
	ONEOK Partners LP,
7,700	3.800%, 03/15/20	7,678
13,625	4.900%, 03/15/25	12,810
1,825	6.650%, 10/01/36	1,808
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	3,902
6,459	5.375%, 01/27/21	5,655
13,552	6.250%, 03/17/24	11,748
986	6.750%, 01/27/41	753
2,115	6.850%, 06/05/15[1]	1,577

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
1,794	7.875%, 03/15/19	1,802
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,520
2,870	6.800%, 05/15/38	3,503
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25 (e)	4,194
6,403	4.500%, 01/23/26 (e)	6,083
2,165	4.875%, 01/18/24	2,158
4,898	5.500%, 06/27/44 (e)	4,237
4,042	5.625%, 01/23/46 (e)	3,555
4,650	6.375%, 01/23/45	4,517
	Phillips 66,
2,099	2.950%, 05/01/17	2,145
1,181	4.300%, 04/01/22	1,233
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,902
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,879
7,000	3.600%, 11/01/24	6,516
16,535	4.650%, 10/15/25	16,640
9,221	4.900%, 02/15/45	8,313
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,302
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	5,599
2,197	5.650%, 03/01/20	2,362
2,233	7.500%, 09/15/38	2,437
4,475	8.000%, 10/01/19	5,229
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,686
4,750	3.500%, 03/15/25	4,387
1,866	4.500%, 03/15/45	1,573
1,801	5.950%, 09/25/43	1,840
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,901
2,430	2.450%, 01/17/23	2,306
5,765	2.650%, 01/15/24	5,464
1,256	2.750%, 11/10/21	1,244
2,646	3.125%, 08/17/17	2,733
2,064	3.150%, 01/23/22	2,075
3,461	3.250%, 11/10/24	3,391
1,673	4.250%, 11/23/41	1,626
3,318	5.250%, 04/15/19	3,677

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,399
1,704	6.100%, 06/01/18	1,885
807	6.850%, 06/01/39	991
	Sunoco Logistics Partners Operations LP,
1,814	4.250%, 04/01/24	1,691
1,840	5.300%, 04/01/44	1,559
6,969	5.350%, 05/15/45	5,951
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	6,288
1,489	5.850%, 02/01/37	1,302
1,426	6.250%, 02/01/38	1,302
4,802	7.750%, 06/01/19	5,418
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,715
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,372
3,139	8.125%, 02/15/30	4,333
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.669%, 01/15/16	1,509
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,229
1,894	1.500%, 02/17/17	1,901
5,044	1.550%, 06/28/17	5,072
1,256	2.700%, 01/25/23	1,203
5,000	2.750%, 06/19/21	5,022
1,989	3.750%, 04/10/24	2,025
8,968	Total Capital S.A., (France), 2.300%, 03/15/16	9,050
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,500
1,704	6.500%, 08/15/18	1,912
2,377	7.125%, 01/15/19	2,758
1,883	7.250%, 08/15/38	2,326
607	Western Gas Partners LP, 5.375%, 06/01/21	643

		524,375

	Total Energy	570,030

	Financials — 8.2%
	Banks — 3.5%
	ABN AMRO Bank N.V., (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,730
3,394	2.500%, 10/30/18 (e)	3,432
3,079	4.750%, 07/28/25 (e)	3,084

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,228
3,016	2.850%, 08/06/20 (e)	3,040
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,517
8,932	2.400%, 11/23/16 (e)	9,082
2,571	4.875%, 01/12/21 (e)	2,877
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,366
7,220	3.300%, 01/11/23	7,115
2,140	3.625%, 03/17/16	2,171
4,000	3.875%, 03/22/17	4,136
24,248	3.875%, 08/01/25	24,491
3,403	4.000%, 04/01/24	3,477
11,538	4.000%, 01/22/25	11,290
1,890	4.100%, 07/24/23	1,952
6,055	4.250%, 10/22/26	5,961
11,565	5.000%, 05/13/21	12,659
5,830	5.625%, 10/14/16	6,092
15,875	5.625%, 07/01/20	17,831
4,155	5.750%, 12/01/17	4,495
2,960	5.875%, 01/05/21	3,371
19,000	6.400%, 08/28/17	20,639
4,485	6.500%, 08/01/16	4,696
5,693	6.875%, 04/25/18	6,378
3,140	7.625%, 06/01/19	3,712
8,400	Series L, 2.250%, 04/21/20	8,249
5,000	Series L, 2.650%, 04/01/19	5,045
8,782	Series L, 3.950%, 04/21/25	8,501
7,155	Series L, 5.650%, 05/01/18	7,787
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,305
7,632	2.550%, 11/06/22	7,383
	Bank of Nova Scotia (The), (Canada),
13,000	1.700%, 06/11/18	12,937
7,533	2.550%, 01/12/17	7,669
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,622
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,028
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,436
7,511	2.500%, 09/21/15 (e)	7,518

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Banks — continued
3,878	3.750%, 05/15/24	3,895
3,318	6.050%, 12/04/17 (e)	3,589
986	Series 1, 5.000%, 09/22/16	1,025
	Barclays plc, (United Kingdom),
3,961	2.875%, 06/08/20	3,948
4,694	3.650%, 03/16/25	4,459
2,605	5.250%, 08/17/45	2,609
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,342
6,000	2.625%, 06/29/20	6,022
5,605	3.950%, 04/29/16	5,716
2,466	5.250%, 11/01/19	2,717
1,480	6.850%, 04/30/19	1,727
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,710
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,353
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,228
12,882	2.250%, 07/21/20 (e)	12,973
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	17,884
5,909	Capital One N.A., 2.350%, 08/17/18	5,906
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,375
5,915	1.800%, 02/05/18	5,887
5,000	1.850%, 11/24/17	5,000
7,289	2.150%, 07/30/18	7,287
5,000	2.400%, 02/18/20	4,955
5,806	3.750%, 06/16/24	5,858
1,494	3.875%, 10/25/23	1,519
6,200	4.300%, 11/20/26	6,152
2,450	4.400%, 06/10/25	2,464
7,623	4.450%, 01/10/17	7,916
3,750	4.650%, 07/30/45	3,743
1,655	5.300%, 05/06/44	1,744
1,869	5.375%, 08/09/20	2,079
4,296	5.500%, 09/13/25	4,669
1,842	5.875%, 01/30/42	2,142
12,107	6.000%, 08/15/17	13,066
4,798	6.125%, 11/21/17	5,226
3,363	6.625%, 01/15/28	4,189
2,556	8.125%, 07/15/39	3,710
12,891	8.500%, 05/22/19	15,566

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,250	Comerica Bank, 5.200%, 08/22/17	1,327
	Comerica, Inc.,
1,758	3.000%, 09/16/15	1,760
1,148	3.800%, 07/22/26	1,128
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,399
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,103
5,500	2.250%, 01/14/20	5,457
2,243	3.375%, 01/19/17	2,306
11,498	3.875%, 02/08/22	12,027
7,438	4.375%, 08/04/25	7,425
3,139	5.800%, 09/30/10[2] (e)	3,400
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
1,764	2.750%, 03/26/20 (e)	1,754
2,429	3.750%, 03/26/25 (e)	2,353
3,089	4.875%, 05/15/45 (e)	3,017
	Discover Bank,
2,185	2.600%, 11/13/18	2,188
6,500	3.200%, 08/09/21	6,393
3,657	4.200%, 08/08/23	3,702
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,951
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,460
5,562	2.875%, 07/27/20	5,565
1,300	5.450%, 01/15/17	1,365
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,120
2,846	2.875%, 10/01/21	2,829
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,143
5,346	4.125%, 08/12/20 (e)	5,731
8,968	4.750%, 01/19/21 (e)	9,892
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,124
2,932	4.250%, 08/18/25	2,905
6,457	4.875%, 01/14/22	7,062
4,187	5.100%, 04/05/21	4,621
6,457	6.100%, 01/14/42	7,993
	Huntington National Bank (The),
709	2.000%, 06/30/18	706
6,583	2.875%, 08/20/20	6,584

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Banks — continued
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,246
4,225	KeyBank N.A., 3.180%, 05/22/22	4,263
2,200	KeyCorp, 5.100%, 03/24/21	2,429
4,356	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	4,333
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,476
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,013
3,167	2.650%, 09/25/19 (e)	3,196
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,216
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,210
6,995	2.750%, 09/28/15 (e)	7,004
6,278	3.000%, 07/27/16 (e)	6,401
3,587	National City Bank, 5.800%, 06/07/17	3,826
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,230
13,766	3.125%, 03/20/17 (e)	14,132
850	4.250%, 09/21/22 (e)	864
5,558	4.875%, 05/13/21 (e)	5,945
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,231
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,515
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,167
5,000	3.300%, 03/08/22	5,073
4,066	4.375%, 08/11/20	4,394
5,112	5.125%, 02/08/20	5,670
1,076	5.250%, 11/15/15	1,085
1,103	5.625%, 02/01/17	1,163
3,677	6.700%, 06/10/19	4,266
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,295
8,000	1.875%, 02/05/20	7,960
10,700	2.000%, 10/01/18	10,814
1,345	2.200%, 07/27/18	1,357
7,533	2.300%, 07/20/16	7,625
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,588
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,742
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,531

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,924
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,471
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	970
505	7.250%, 03/15/18	565
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,126
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,627
1,501	1.625%, 03/13/18	1,499
4,828	1.750%, 07/23/18	4,810
4,063	2.250%, 11/05/19	4,077
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,065
3,289	3.000%, 03/15/22	3,324
3,191	4.125%, 05/24/21	3,449
1,256	7.500%, 06/01/26	1,622
6,833	U.S. Bank N.A., 2.800%, 01/27/25	6,587
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,942
16,210	5.750%, 02/01/18	17,729
	Wells Fargo & Co.,
10,156	2.600%, 07/22/20	10,172
13,756	2.625%, 12/15/16	14,027
4,811	3.000%, 02/19/25	4,633
3,920	3.300%, 09/09/24	3,884
8,071	3.500%, 03/08/22	8,289
4,357	4.100%, 06/03/26	4,378
4,489	4.300%, 07/22/27	4,564
7,623	4.600%, 04/01/21	8,341
6,442	4.650%, 11/04/44	6,313
2,755	5.606%, 01/15/44	3,073
8,237	5.625%, 12/11/17	8,966
14,977	SUB, 3.676%, 06/15/16	15,317
7,300	Series N, 2.150%, 01/30/20	7,237
	Wells Fargo Bank N.A.,
2,000	5.750%, 05/16/16	2,069
13,622	6.000%, 11/15/17	14,882
3,973	VAR, 0.616%, 03/15/16	3,969
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,397
5,874	2.450%, 11/28/16 (e)	5,977
9,606	4.875%, 11/19/19	10,537

		1,028,814

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Capital Markets — 1.7%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,863
	Bank of New York Mellon Corp. (The),
8,781	2.400%, 01/17/17	8,912
3,617	2.600%, 08/17/20	3,637
3,800	3.250%, 09/11/24	3,774
3,089	3.550%, 09/23/21	3,217
3,335	3.650%, 02/04/24	3,409
3,363	4.600%, 01/15/20	3,674
1,667	Series G, 2.200%, 05/15/19	1,665
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,412
3,515	3.500%, 03/18/24	3,569
8,335	Series 2, 5.000%, 12/10/19	9,282
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	2,914
12,555	5.875%, 03/15/21 (e)	14,301
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,936
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,468
	Credit Suisse, (Switzerland),
2,955	1.750%, 01/29/18	2,947
3,733	2.300%, 05/28/19	3,734
1,626	3.000%, 10/29/21	1,618
2,700	3.625%, 09/09/24	2,689
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,278
10,000	2.950%, 08/20/20	9,993
7,819	6.000%, 09/01/17	8,447
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,786
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	5,992
6,428	2.600%, 04/23/20	6,410
2,400	2.625%, 01/31/19	2,425
2,282	2.900%, 07/19/18	2,332
4,008	3.500%, 01/23/25	3,917
5,798	3.625%, 02/07/16	5,864
2,287	3.625%, 01/22/23	2,299
2,971	3.750%, 05/22/25	2,959
4,341	3.850%, 07/08/24	4,386
4,400	4.000%, 03/03/24	4,501
6,033	5.250%, 07/27/21	6,711
8,750	5.375%, 03/15/20	9,705
6,753	5.750%, 01/24/22	7,676
14,869	5.950%, 01/18/18	16,206

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
5,397	6.150%, 04/01/18	5,948
1,435	6.750%, 10/01/37	1,712
29,379	7.500%, 02/15/19	34,311
13,156	Series D, 6.000%, 06/15/20	14,995
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,495
2,225	2.000%, 09/25/15 (e)	2,227
9,890	3.750%, 03/07/17 (e)	10,220
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	4,066
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,768
2,466	5.125%, 04/13/18	2,600
5,022	6.450%, 06/08/27	5,167
8,295	6.875%, 04/15/21	9,267
	Macquarie Bank Ltd., (Australia),
3,029	2.600%, 06/24/19 (e)	3,038
6,300	2.850%, 07/29/20 (e)	6,351
6,300	4.000%, 07/29/25 (e)	6,225
23,630	5.000%, 02/22/17 (e)	24,743
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,620
9,649	6.250%, 01/14/21 (e)	10,948
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,479
4,100	2.650%, 01/27/20	4,099
13,243	2.800%, 06/16/20	13,291
7,335	3.700%, 10/23/24	7,329
3,724	3.950%, 04/23/27	3,547
19,814	4.000%, 07/23/25	20,223
1,640	4.350%, 09/08/26	1,638
3,608	5.000%, 11/24/25	3,798
4,663	5.450%, 01/09/17	4,905
6,729	5.500%, 07/24/20	7,506
3,228	5.500%, 07/28/21	3,633
12,752	5.625%, 09/23/19	14,180
2,910	5.750%, 01/25/21	3,299
960	5.950%, 12/28/17	1,046
3,968	6.625%, 04/01/18	4,423
7,533	7.300%, 05/13/19	8,822
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,596
2,610	6.700%, 03/04/20	3,058
	State Street Corp.,
3,191	3.100%, 05/15/23	3,115

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Capital Markets — continued
17,629	3.550%, 08/18/25	17,723
5,771	3.700%, 11/20/23	5,937
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,265
	UBS AG, (Switzerland),
976	4.875%, 08/04/20	1,082
1,644	5.750%, 04/25/18	1,801
596	5.875%, 12/20/17	650

		491,054

	Consumer Finance — 0.8%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,770
2,466	American Express Co., 7.000%, 03/19/18	2,780
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,538
2,490	2.375%, 03/24/17	2,528
7,590	2.375%, 05/26/20	7,535
7,224	2.800%, 09/19/16	7,347
	American Honda Finance Corp.,
3,055	1.500%, 09/11/17 (e)	3,055
2,626	1.600%, 02/16/18 (e)	2,629
3,696	2.125%, 02/28/17 (e)	3,746
598	2.250%, 08/15/19	600
10,292	2.600%, 09/20/16 (e)	10,479
1,335	7.625%, 10/01/18 (e)	1,558
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,837
3,175	3.200%, 02/05/25	2,953
8,188	3.500%, 06/15/23	8,028
2,244	4.750%, 07/15/21	2,402
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,366
3,873	2.850%, 06/01/22	3,804
897	5.450%, 04/15/18	984
807	5.500%, 03/15/16	828
3,139	7.050%, 10/01/18	3,601
538	7.150%, 02/15/19	626
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,156
2,690	2.145%, 01/09/18	2,679
6,244	2.240%, 06/15/18	6,197
2,196	2.375%, 03/12/19	2,169
10,210	3.000%, 06/12/17	10,386
10,853	3.984%, 06/15/16	11,065
7,923	4.134%, 08/04/25	7,881

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
3,001	4.207%, 04/15/16	3,052
1,200	4.250%, 02/03/17	1,241
3,446	4.250%, 09/20/22	3,555
2,881	VAR, 1.561%, 05/09/16	2,892
7,227	General Motors Financial Co., Inc., 3.200%, 07/13/20	7,134
	HSBC Finance Corp.,
200	5.500%, 01/19/16	203
276	7.350%, 11/27/32	350
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,650
7,174	2.350%, 03/05/20	7,068
7,405	2.750%, 08/07/20	7,395
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,859
1,073	1.700%, 01/15/20	1,048
2,915	2.250%, 04/17/19	2,939
3,237	2.800%, 01/27/23	3,188
2,234	3.150%, 10/15/21	2,289
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,324
	PACCAR Financial Corp.,
4,103	1.400%, 05/18/18	4,076
3,536	1.600%, 03/15/17	3,562
	Toyota Motor Credit Corp.,
5,109	1.450%, 01/12/18	5,110
4,484	1.750%, 05/22/17	4,526
13,900	2.000%, 09/15/16	14,069
3,498	2.050%, 01/12/17	3,548

		223,605

	Diversified Financial Services — 1.0%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,443
6,654	Bank of America N.A., 5.300%, 03/15/17	7,009
	Berkshire Hathaway, Inc.,
18,815	3.400%, 01/31/22	19,500
5,254	3.750%, 08/15/21	5,588
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,479
	CME Group, Inc.,
9,865	3.000%, 09/15/22	9,812
5,537	3.000%, 03/15/25	5,386
1,004	5.300%, 09/15/43	1,121
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	7,966

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Diversified Financial Services — continued
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,247
2,854	1.600%, 11/20/17	2,850
1,318	2.100%, 12/11/19	1,321
3,705	2.250%, 11/09/15	3,718
6,863	2.300%, 04/27/17	6,975
6,000	3.100%, 01/09/23	6,014
16,815	3.150%, 09/07/22	16,908
12,914	4.375%, 09/16/20	14,015
5,426	4.625%, 01/07/21	5,952
11,658	4.650%, 10/17/21	12,821
1,603	5.300%, 02/11/21	1,807
1,345	5.400%, 02/15/17	1,424
17,622	5.500%, 01/08/20	19,886
6,636	5.625%, 09/15/17	7,177
20,649	5.625%, 05/01/18	22,681
1,704	5.875%, 01/14/38	2,069
4,753	6.000%, 08/07/19	5,421
807	6.875%, 01/10/39	1,085
3,139	VAR, 0.491%, 02/15/17	3,136
8,287	Series A, 6.750%, 03/15/32	10,868
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,144
5,021	4.000%, 10/15/23	5,188
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,336
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,413
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,927
12,505	Series KK, 3.550%, 01/15/24	13,332
8,428	Series Z, 4.375%, 03/15/19	9,243
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,374
8,042	2.125%, 05/11/20	7,989
7,389	4.125%, 05/11/35	7,178
2,690	4.300%, 09/22/19	2,905
7,695	4.375%, 03/25/20	8,412
5,381	6.375%, 12/15/38	6,801
	Siemens Financieringsmaatschappij N.V., (Netherlands),
4,371	2.900%, 05/27/22 (e)	4,318
3,421	4.400%, 05/27/45 (e)	3,424
1,211	5.750%, 10/17/16 (e)	1,273

		310,936

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — 0.9%
3,261	ACE INA Holdings, Inc., 2.600%, 11/23/15	3,274
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	10,626
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,626
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,683
3,407	3.875%, 01/15/35	3,095
4,478	4.125%, 02/15/24	4,634
6,665	4.700%, 07/10/35	6,717
	Aon Corp.,
2,227	3.125%, 05/27/16	2,263
1,804	3.500%, 09/30/15	1,807
1,496	6.250%, 09/30/40	1,799
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	869
2,326	3.000%, 05/15/22	2,362
2,795	4.300%, 05/15/43	2,654
13,241	4.400%, 05/15/42	12,828
10,493	5.400%, 05/15/18	11,506
1,166	5.750%, 01/15/40	1,370
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,125
4,540	CNA Financial Corp., 3.950%, 05/15/24	4,511
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,900
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,309
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,400
1,457	4.850%, 06/24/21	1,593
5,001	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	4,997
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	1,968
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,521
3,346	2.500%, 10/17/22 (e)	3,227
2,435	3.125%, 04/14/16 (e)	2,473
	MetLife, Inc.,
2,027	4.050%, 03/01/45	1,876
2,000	4.875%, 11/13/43	2,099
731	Series A, 6.817%, 08/15/18	835
	Metropolitan Life Global Funding I,
4,467	1.300%, 04/10/17 (e)	4,471
12,099	1.500%, 01/10/18 (e)	12,036
1,954	1.875%, 06/22/18 (e)	1,953
8,968	2.500%, 09/29/15 (e)	8,982

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Insurance — continued
2,901	3.125%, 01/11/16 (e)	2,927
11,927	3.650%, 06/14/18 (e)	12,532
12,858	3.875%, 04/11/22 (e)	13,389
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	16,599
	New York Life Global Funding,
1,345	0.800%, 02/12/16 (e)	1,342
1,806	1.950%, 02/11/20 (e)	1,784
29,382	2.150%, 06/18/19 (e)	29,340
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,767
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,896
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,332
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,295
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,596
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,683
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,061

		254,932

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,816
2,270	5.000%, 02/15/24	2,370
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,401
6,220	3.070%, 03/15/23 (e)	6,061
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,868
3,489	6.650%, 01/15/18	3,750
3,775	ERP Operating LP, 4.625%, 12/15/21	4,080
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,087
2,651	3.400%, 02/01/25	2,453
2,819	3.875%, 08/15/24	2,720
1,349	4.200%, 03/01/24	1,339
2,228	4.250%, 11/15/23	2,225
5,547	5.375%, 02/01/21	6,084
	Health Care REIT, Inc.,
1,639	4.000%, 06/01/25	1,621
4,002	4.500%, 01/15/24	4,139
2,567	Prologis LP, 4.250%, 08/15/23	2,636

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,327
3,410	3.375%, 10/01/24	3,360
2,090	3.750%, 02/01/24	2,122
3,838	4.125%, 12/01/21	4,069
3,138	4.375%, 03/01/21	3,379
3,296	6.125%, 05/30/18	3,667
	Ventas Realty LP,
1,929	3.500%, 02/01/25	1,827
1,882	3.750%, 05/01/24	1,844
2,746	4.125%, 01/15/26	2,722

		87,967

	Thrifts & Mortgage Finance — 0.0% (g)
5,650	BPCE S.A., (France), 1.625%, 01/26/18	5,656

	Total Financials	2,402,964

	Health Care — 0.9%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,066	2.125%, 05/01/20	1,040
3,005	3.625%, 05/22/24	2,966
6,278	3.875%, 11/15/21	6,525
4,036	4.950%, 10/01/41	3,981
13,004	5.150%, 11/15/41	13,330
2,106	5.650%, 06/15/42	2,295
1,771	5.700%, 02/01/19	1,964
3,176	5.750%, 03/15/40	3,475
	Baxalta, Inc.,
3,356	3.600%, 06/23/22 (e)	3,354
1,096	5.250%, 06/23/45 (e)	1,102
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,773
8,865	3.250%, 08/15/22	8,608
4,175	3.625%, 05/15/24	4,108
4,195	5.000%, 08/15/45	4,233
3,849	Gilead Sciences, Inc., 3.500%, 02/01/25	3,844

		66,598

	Health Care Equipment & Supplies — 0.1%
1,589	Baxter International, Inc., 1.850%, 06/15/18	1,576
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,031
1,537	3.734%, 12/15/24	1,533
628	5.000%, 05/15/19	681

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
	Medtronic, Inc.,
5,206	3.150%, 03/15/22 (e)	5,216
6,490	4.375%, 03/15/35 (e)	6,447

		16,484

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,721
2,959	6.750%, 12/15/37	3,692
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,511
4,210	3.125%, 05/15/22	4,067
2,354	3.300%, 01/15/23	2,282
3,477	4.625%, 05/15/42	3,294
3,394	4.650%, 01/15/43	3,190
4,149	4.650%, 08/15/44	3,909
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,666
4,500	3.750%, 09/15/25	4,512
6,120	Express Scripts Holding Co., 3.500%, 06/15/24	5,905
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,335
1,253	McKesson Corp., 0.950%, 12/04/15	1,253
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,936
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,143
4,275	Texas Health Resources, 4.330%, 11/15/55	4,147
	UnitedHealth Group, Inc.,
3,636	1.900%, 07/16/18	3,646
1,615	2.750%, 02/15/23	1,557
2,690	2.875%, 03/15/23	2,620
4,532	3.350%, 07/15/22	4,639
5,955	3.375%, 11/15/21	6,126
3,829	4.625%, 07/15/35	4,006
4,888	6.625%, 11/15/37	6,220

		81,377

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,042
3,893	4.150%, 02/01/24	3,979

		5,021

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,520
7,466	2.500%, 05/14/20	7,381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
4,991	2.900%, 11/06/22	4,819
2,709	3.200%, 11/06/22	2,678
5,015	4.500%, 05/14/35	4,804
	Actavis Funding SCS, (Luxembourg),
3,111	3.000%, 03/12/20	3,098
3,041	3.450%, 03/15/22	2,971
4,855	4.550%, 03/15/35	4,463
2,354	Actavis, Inc., 3.250%, 10/01/22	2,261
1,600	Allergan, Inc., 2.800%, 03/15/23	1,476
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,005
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,176
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,743
1,883	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	2,355
	Merck & Co., Inc.,
933	1.300%, 05/18/18	929
6,011	2.350%, 02/10/22	5,864
3,268	2.400%, 09/15/22	3,147
3,139	2.800%, 05/18/23	3,082
2,100	3.700%, 02/10/45	1,910
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,366
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,855
708	Wyeth LLC, 6.450%, 02/01/24	869
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,857
1,115	4.700%, 02/01/43	970

		81,599

	Total Health Care	251,079

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,149
	BAE Systems Holdings, Inc.,
4,772	3.800%, 10/07/24 (e)	4,793
2,107	6.375%, 06/01/19 (e)	2,383
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,451
	Boeing Co. (The),
448	4.875%, 02/15/20	503
1,076	7.950%, 08/15/24	1,449
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,470

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Aerospace & Defense — continued
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,797
4,010	4.070%, 12/15/42	3,708
897	4.250%, 11/15/19	972
1,569	4.850%, 09/15/41	1,620
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,369
	Precision Castparts Corp.,
2,121	0.700%, 12/20/15	2,122
8,650	3.250%, 06/15/25	8,502
2,180	Raytheon Co., 3.150%, 12/15/24	2,157
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,795
4,552	3.100%, 06/01/22	4,567
4,246	4.150%, 05/15/45	4,092
6,022	4.500%, 06/01/42	6,107

		60,006

	Air Freight & Logistics — 0.0% (g)
1,806	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,064
2,232	FedEx Corp., 3.900%, 02/01/35	2,066
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,677
717	SUB, 8.375%, 04/01/30	1,016
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,588

		9,411

	Airlines — 0.1%
3,212	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,245
1,025	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,096
3,347	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,565
336	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	368
3,154	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,481
1,758	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,775
2,573	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,702
873	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	921

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — continued
2,930	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	3,047

		20,200

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,486
1,881	4.125%, 06/15/23	1,726
2,809	4.875%, 07/15/42	2,191
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,647
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,356
	Waste Management, Inc.,
1,062	3.900%, 03/01/35	980
1,690	4.750%, 06/30/20	1,852

		17,238

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,509
2,092	2.875%, 05/08/22	2,052
928	4.375%, 05/08/42	910
4,910	Fluor Corp., 3.375%, 09/15/21	5,068

		9,539

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,409
1,247	4.000%, 11/02/32	1,194
2,377	5.600%, 05/15/18	2,590
1,794	7.625%, 04/01/24	2,229

		7,422

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,617
	General Electric Co.,
3,043	2.700%, 10/09/22	2,975
4,366	3.375%, 03/11/24	4,426
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,877
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	2,936
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,461
1,494	5.750%, 03/11/18	1,614
493	7.200%, 06/01/26	608

		27,514

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,683
1,913	2.600%, 06/26/22	1,860
	Deere & Co.,
5,382	2.600%, 06/08/22	5,252
2,386	3.900%, 06/09/42	2,228
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,345
695	Ingersoll-Rand Co., 6.391%, 11/15/27	810
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	3,875
695	5.500%, 05/15/18	765

		30,818

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,737
3,821	3.050%, 03/15/22	3,778
1,865	3.450%, 09/15/21	1,914
1,272	3.600%, 09/01/20	1,327
2,365	3.750%, 04/01/24	2,410
4,018	4.375%, 09/01/42	3,762
3,150	4.700%, 09/01/45	3,143
3,380	5.150%, 09/01/43	3,554
9,266	5.400%, 06/01/41	10,068
3,282	5.650%, 05/01/17	3,508
1,502	5.750%, 03/15/18	1,646
3,244	5.750%, 05/01/40	3,645
538	6.700%, 08/01/28	670
1,166	7.290%, 06/01/36	1,512
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,467
1,345	7.125%, 10/15/31	1,705
	CSX Corp.,
3,200	3.400%, 08/01/24	3,179
2,659	3.950%, 05/01/50	2,304
1,516	4.100%, 03/15/44	1,375
1,781	4.250%, 06/01/21	1,901
3,498	5.500%, 04/15/41	3,821
628	7.375%, 02/01/19	729
3,587	7.900%, 05/01/17	3,966
	ERAC USA Finance LLC,
3,474	4.500%, 08/16/21 (e)	3,761
2,388	5.250%, 10/01/20 (e)	2,662
3,104	5.625%, 03/15/42 (e)	3,321
359	6.375%, 10/15/17 (e)	392

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — continued
4,417	6.700%, 06/01/34 (e)	5,263
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,465
4,957	3.250%, 12/01/21	4,979
2,888	3.950%, 10/01/42	2,558
51	5.590%, 05/17/25	58
3,049	6.000%, 03/15/05[3]	3,390
11,071	6.000%, 05/23/11[4]	12,312
121	7.700%, 05/15/17	133
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,791
5,795	3.375%, 02/01/22 (e)	5,617
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,906
4,930	2.500%, 05/11/20	4,854
3,451	2.875%, 09/01/20	3,443
2,412	3.600%, 03/01/16	2,441
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,271
1,230	3.646%, 02/15/24	1,259
3,935	4.163%, 07/15/22	4,186
1,435	4.300%, 06/15/42	1,425
919	4.821%, 02/01/44	982
207	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	221
3,500	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,396

		143,207

	Trading Companies & Distributors — 0.0% (g)
4,364	WW Grainger, Inc., 4.600%, 06/15/45	4,473

	Total Industrials	329,828

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,500
6,539	3.000%, 06/15/22	6,548
1,822	3.500%, 06/15/25	1,853
4,500	3.625%, 03/04/24	4,641
1,345	5.500%, 02/22/16	1,376
4,179	5.500%, 01/15/40	4,862
4,475	5.900%, 02/15/39	5,390

		26,170

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,740
1,595	4.500%, 03/01/23	1,640
4,157	6.000%, 04/01/20	4,576
2,421	6.875%, 06/01/18	2,667
11,025	7.500%, 01/15/27	13,177

		23,800

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
5,553	2.600%, 07/15/22	5,030
3,500	2.875%, 08/01/21	3,362
5,750	3.450%, 08/01/24	5,325
1,851	4.000%, 07/15/42	1,414

		15,131

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,804
	International Business Machines Corp.,
4,972	1.250%, 02/08/18	4,950
23,206	1.625%, 05/15/20	22,680
4,619	1.950%, 07/22/16	4,675
683	4.000%, 06/20/42	624
592	6.220%, 08/01/27	720
7,578	7.625%, 10/15/18	8,895
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,786
1,587	4.500%, 05/15/21	1,626
4,529	5.625%, 12/15/19	4,985
2,870	6.750%, 02/01/17	3,055

		56,800

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,520
4,598	3.700%, 07/29/25	4,651
8,173	4.000%, 12/15/32	7,829
3,089	4.900%, 07/29/45	3,180
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,129
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,717

		32,026

	Software — 0.3%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,307

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Software — continued
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,065
3,037	2.125%, 11/15/22	2,915

4,650	2.375%, 02/12/22	4,582
10,221	2.375%, 05/01/23	9,753
3,459	3.500%, 02/12/35	3,198
7,202	3.625%, 12/15/23	7,507
3,620	4.000%, 02/12/55	3,268
1,089	4.500%, 10/01/40	1,120
	Oracle Corp.,
14,625	2.950%, 05/15/25	14,072
1,295	3.625%, 07/15/23	1,326
3,085	4.300%, 07/08/34	3,063
14,500	4.375%, 05/15/55	13,553
4,753	5.000%, 07/08/19	5,247
2,081	5.250%, 01/15/16	2,117
3,049	5.750%, 04/15/18	3,368
2,300	6.125%, 07/08/39	2,789
1,749	6.500%, 04/15/38	2,221
4,103	Series NOTE, 2.800%, 07/08/21	4,117

		89,588

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
12,381	2.150%, 02/09/22	11,930
15,286	2.400%, 05/03/23	14,593
13,459	2.850%, 05/06/21	13,698
12,828	3.200%, 05/13/25	12,766
4,375	3.450%, 02/09/45	3,703
6,866	VAR, 0.550%, 05/03/18	6,864
1,704	Dell, Inc., 7.100%, 04/15/28	1,704
	EMC Corp.,
5,560	1.875%, 06/01/18	5,541
6,636	3.375%, 06/01/23	6,447
	Hewlett-Packard Co.,
3,233	4.300%, 06/01/21	3,365
2,541	4.375%, 09/15/21	2,643
2,837	4.650%, 12/09/21	2,987
6,352	6.000%, 09/15/41	6,365

		92,606

	Total Information Technology	336,121

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Materials — 0.6%
	Chemicals — 0.4%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,007
3,557	4.125%, 03/15/35	3,115
4,962	5.250%, 01/15/45	4,895
9,510	CF Industries, Inc., 7.125%, 05/01/20	11,258
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,769
5,750	3.500%, 10/01/24	5,539
8,120	4.125%, 11/15/21	8,426
1,727	5.250%, 11/15/41	1,739
1,206	7.375%, 11/01/29	1,529
875	8.550%, 05/15/19	1,057
	E.I. du Pont de Nemours & Co.,
1,928	4.900%, 01/15/41	2,017
1,345	5.600%, 12/15/36	1,517
4,484	6.000%, 07/15/18	4,986
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,628
897	5.500%, 12/08/41	1,006
1,259	Monsanto Co., 4.700%, 07/15/64	1,093
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,026
7,080	4.250%, 11/15/23	7,175
449	4.875%, 11/15/41	432
5,054	5.450%, 11/15/33	5,293
5,233	5.625%, 11/15/43	5,531
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,172
269	3.250%, 12/01/17	275
3,408	6.500%, 05/15/19	3,894
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,186
972	6.650%, 03/15/18	1,085
1,883	9.000%, 05/01/21	2,462
	Praxair, Inc.,
2,612	2.650%, 02/05/25	2,498
430	5.200%, 03/15/17	456
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,807
5,919	7.750%, 10/01/96	7,340

		107,213

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
2,811	3.875%, 05/18/25 (e)	2,788
6,052	5.125%, 05/18/45 (e)	5,960

		8,748

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
5,613	3.850%, 09/30/23	5,691
1,600	5.000%, 09/30/43	1,644
1,435	5.400%, 03/29/17	1,523
2,466	6.500%, 04/01/19	2,812
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,295
6,296	4.550%, 11/14/24	4,860
5,624	5.400%, 11/14/34	4,049
4,316	5.450%, 03/15/43	3,064
1,529	Nucor Corp., 4.000%, 08/01/23	1,554
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,594
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,186
3,367	3.750%, 09/20/21	3,404
1,794	9.000%, 05/01/19	2,200
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	3,982
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,545
	Teck Resources Ltd., (Canada),
2,865	3.750%, 02/01/23	2,149
4,904	4.750%, 01/15/22	3,837

		53,389

	Total Materials	169,350

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
2,859	0.900%, 02/12/16	2,860
5,835	2.450%, 06/30/20	5,783
21,417	3.000%, 06/30/22	20,566
7,297	3.400%, 05/15/25	6,954
1,166	3.875%, 08/15/21	1,195
9,748	4.300%, 12/15/42	8,305
4,439	4.350%, 06/15/45	3,796
6,278	4.450%, 05/15/21	6,620
3,297	4.500%, 05/15/35	3,029
3,777	4.750%, 05/15/46	3,443
9,509	5.350%, 09/01/40	9,341

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Diversified Telecommunication Services — continued
4,722	5.500%, 02/01/18	5,096
6,457	6.300%, 01/15/38	7,063
1,600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	1,939
15,000	BellSouth Corp., 6.550%, 06/15/34	16,324
173	BellSouth Telecommunications LLC, 6.300%, 12/15/15	175
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,196
2,511	5.950%, 01/15/18	2,749
879	9.625%, 12/15/30	1,282
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,793
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,314
2,087	4.875%, 03/06/42 (e)	2,082
1,816	6.000%, 07/08/19	2,069
5,201	8.750%, 06/15/30	7,362
	GTE Corp.,
3,049	6.940%, 04/15/28	3,606
897	8.750%, 11/01/21	1,147
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	9,982
11,667	3.482%, 06/16/25 (e)	11,502
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,063
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,860
5,695	9.000%, 03/01/31	8,058
7,308	Qwest Corp., 6.750%, 12/01/21	7,929
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,963
4,358	5.134%, 04/27/20	4,803
2,025	5.462%, 02/16/21	2,264
2,152	6.421%, 06/20/16	2,235
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20	1,792
5,898	3.000%, 11/01/21	5,813
15,346	3.500%, 11/01/24	14,996
11,683	4.150%, 03/15/24	11,938
11,559	4.400%, 11/01/34	10,659
9,294	4.500%, 09/15/20	9,984
3,993	4.522%, 09/15/48	3,565
5,210	4.672%, 03/15/55	4,515
32,776	4.862%, 08/21/46	30,888

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
5,330	5.150%, 09/15/23	5,843
1,294	5.850%, 09/15/35	1,393
390	6.400%, 09/15/33	447
159	6.550%, 09/15/43	188
3,000	7.750%, 12/01/30	3,916
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	888
8,579	Verizon New England, Inc., 7.875%, 11/15/29	10,862
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	916
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,103
4,692	8.350%, 12/15/30	5,842
1,000	8.750%, 08/15/31	1,259

		316,555

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,863
3,250	3.125%, 07/16/22	3,173
2,457	6.125%, 03/30/40	2,760
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,357
2,242	8.750%, 05/01/32	3,018
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,722
7,443	1.625%, 03/20/17	7,436
675	2.500%, 09/26/22	618

		35,947

	Total Telecommunication Services	352,502

	Utilities — 1.4%
	Electric Utilities — 1.0%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,437
769	6.000%, 03/01/39	928
1,904	6.125%, 05/15/38	2,316
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,127
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,649
	Arizona Public Service Co.,
748	2.200%, 01/15/20	747
1,923	4.500%, 04/01/42	1,950
3,036	5.050%, 09/01/41	3,346

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Electric Utilities — continued
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,327
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,481
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,043
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	920
1,687	DTE Electric Co., 2.650%, 06/15/22	1,647
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,230
1,786	4.300%, 06/15/20	1,949
1,256	5.100%, 04/15/18	1,365
1,397	6.000%, 01/15/38	1,728
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,856
2,660	3.550%, 09/15/21	2,736
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,117
628	6.400%, 06/15/38	811
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,692
2,780	6.350%, 08/15/38	3,546
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	2,863
3,230	3.000%, 09/15/21	3,289
2,985	3.250%, 08/15/25	2,985
1,886	4.100%, 05/15/42	1,850
1,569	4.100%, 03/15/43	1,523
2,258	4.150%, 12/01/44	2,210
1,794	5.300%, 01/15/19	1,988
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	3,976
6,600	6.000%, 01/22/14[5] (e)	6,984
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,924
897	6.000%, 10/07/39 (e)	1,037
	Florida Power & Light Co.,
493	5.625%, 04/01/34	591
3,498	5.950%, 10/01/33	4,272
897	5.950%, 02/01/38	1,128
359	Georgia Power Co., 5.950%, 02/01/39	407
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,484
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,146

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
7,174	Series HY, 8.400%, 01/15/22	9,468
2,642	Series IO, 8.050%, 07/07/24	3,631
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,122
8,609	Series J, 3.200%, 03/15/23	8,538
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	310
4,031	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,407
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,212
8,968	5.300%, 10/01/41	9,748
628	MidAmerican Energy Co., 5.300%, 03/15/18	682
	Nevada Power Co.,
329	5.375%, 09/15/40	374
3,354	5.450%, 05/15/41	3,860
2,018	6.500%, 08/01/18	2,275
1,637	7.125%, 03/15/19	1,910
700	Series N, 6.650%, 04/01/36	910
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,625
1,076	6.000%, 03/01/19	1,198
1,076	7.875%, 12/15/15	1,097
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,064
1,457	4.881%, 08/15/19 (e)	1,588
2,242	Northern States Power Co., 6.250%, 06/01/36	2,884
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,533
560	Series M, 5.375%, 10/01/21	632
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,266
1,076	7.000%, 09/01/22	1,308
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,796
1,265	3.250%, 09/15/21	1,289
1,794	3.250%, 06/15/23	1,789
5,781	3.500%, 06/15/25	5,781
1,681	4.450%, 04/15/42	1,674
6,511	4.500%, 12/15/41	6,544
1,776	5.625%, 11/30/17	1,927
399	6.050%, 03/01/34	478
673	8.250%, 10/15/18	802

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Electric Utilities — continued
	PacifiCorp,
2,765	3.600%, 04/01/24	2,815
897	3.850%, 06/15/21	955
224	5.500%, 01/15/19	249
2,556	5.650%, 07/15/18	2,836
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,845
807	5.350%, 03/01/18	882
807	Pennsylvania Electric Co., 6.050%, 09/01/17	875
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,516
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,489
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,382
3,388	4.400%, 01/15/21	3,612
1,327	7.750%, 03/01/31	1,764
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,740
1,040	3.200%, 11/15/20	1,073
247	5.800%, 08/01/18	276
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,884
1,242	5.150%, 12/01/19	1,378
3,901	Series G, 6.625%, 11/15/37	5,039
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,216
740	5.300%, 05/01/18	809
1,021	5.375%, 11/01/39	1,173
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	357
	Southern California Edison Co.,
2,279	1.845%, 02/01/22	2,266
886	3.875%, 06/01/21	943
3,408	3.900%, 12/01/41	3,221
1,256	5.500%, 08/15/18	1,394
2,197	6.050%, 03/15/39	2,754
578	Series 08-A, 5.950%, 02/01/38	711
2,854	Series C, 3.500%, 10/01/23	2,926
2,666	Southern Co. (The), 1.950%, 09/01/16	2,690
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,702
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,077
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	690

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
1,280	3.450%, 02/15/24	1,300
4,125	5.400%, 04/30/18	4,505
717	5.950%, 09/15/17	782
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	237
1,161	6.250%, 12/01/15	1,177
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	242
539	4.700%, 05/15/20	586
829	4.800%, 09/15/41	863
3,049	6.500%, 07/01/36	3,735

		279,293

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,676
7,215	4.150%, 01/15/43	6,856
619	8.500%, 03/15/19	740
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,233
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	959
475	6.125%, 11/01/17	521

		12,985

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,104
5,381	4.000%, 10/01/20	5,575
1,665	5.750%, 10/01/41	1,690
	PSEG Power LLC,
717	4.150%, 09/15/21	746
2,456	4.300%, 11/15/23	2,507
2,162	5.125%, 04/15/20	2,375
1,964	5.500%, 12/01/15	1,986
1,125	8.625%, 04/15/31	1,538
1,271	Southern Power Co., 5.150%, 09/15/41	1,273

		19,794

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,586
1,392	4.400%, 06/01/43	1,336
10,518	5.875%, 03/15/41	12,136
6,009	6.375%, 07/15/16	6,265
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,599

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — continued
	Multi-Utilities — continued
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,781
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,269
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,336
1,256	5.650%, 04/15/20	1,421
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,423
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,336
1,840	Series C, 4.900%, 08/01/41	1,866
5,067	Series F, 5.250%, 08/01/33	5,425
	DTE Energy Co.,
6,150	3.300%, 06/15/22 (e)	6,223
1,400	Series F, 3.850%, 12/01/23	1,450
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,546
6,726	5.800%, 02/01/42	7,672
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,617
1,852	6.000%, 06/01/26	2,281
	Sempra Energy,
3,139	2.875%, 10/01/22	3,008
3,827	3.550%, 06/15/24	3,778
2,348	4.050%, 12/01/23	2,413
1,345	6.000%, 10/15/39	1,561
2,063	6.150%, 06/15/18	2,302
807	6.500%, 06/01/16	837
7,309	9.800%, 02/15/19	9,064
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,035

		98,566

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,256
3,354	6.593%, 10/15/37	4,340

		9,596

	Total Utilities	420,234

	Total Corporate Bonds (Cost $5,358,482)	5,435,216

Foreign Government Securities — 1.0%
	Federative Republic of Brazil, (Brazil),
6,774	4.250%, 01/07/25	6,283
2,660	5.000%, 01/27/45	2,128

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,783
3,587	Zero Coupon, 11/01/23	2,882
21,968	Zero Coupon, 11/01/24	16,959
7,240	5.500%, 12/04/23	8,826
7,330	5.500%, 04/26/24	8,960
6,771	5.500%, 09/18/33	8,793
5,000	Series 1, Zero Coupon, 05/01/23	4,089
22,151	Series 2, Zero Coupon, 11/01/24	17,124
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,658
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,480
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,430
10,000	Series 8-Z, Zero Coupon, 02/15/24	7,946
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,577
23,876	Series 8-Z, Zero Coupon, 08/15/25	17,950
8,517	Series 9-Z, Zero Coupon, 05/15/23	6,955
25,875	Series 9-Z, Zero Coupon, 05/15/24	20,363
24,763	Series 9-Z, Zero Coupon, 05/15/25	18,776
14,275	Series 9-Z, Zero Coupon, 11/15/25	10,619
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,596
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,355
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	687
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,051
3,979	5.000%, 06/15/45	3,541
941	5.625%, 02/26/44	917
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,733
2,371	4.000%, 09/22/24	2,362
737	Republic of Peru, (Peru), 5.625%, 11/18/50	789
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	6,910
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	8,349
3,502	5.875%, 09/16/25	3,782
	Republic of Turkey, (Turkey),
12,555	4.250%, 04/14/26	11,770
3,879	5.750%, 03/22/24	4,126
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,186
7,166	3.600%, 01/30/25	7,032
7,316	4.000%, 10/02/23	7,435
2,862	4.600%, 01/23/46	2,612
3,906	4.750%, 03/08/44	3,657

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Foreign Government Securities — continued
12,227	5.550%, 01/21/45	12,838
5,118	5.750%, 10/12/10[2]	4,913

	Total Foreign Government Securities (Cost $289,125)	290,222

Mortgage Pass-Through Securities — 14.7%
	Federal Home Loan Mortgage Corp.,
606	ARM, 1.925%, 04/01/37	638
1,542	ARM, 1.936%, 05/01/37	1,620
538	ARM, 2.000%, 08/01/36	566
329	ARM, 2.040%, 01/01/37	346
1,091	ARM, 2.077%, 08/01/36	1,151
6,294	ARM, 2.092%, 08/01/36	6,671
929	ARM, 2.095%, 10/01/36	986
797	ARM, 2.097%, 07/01/36	842
3,691	ARM, 2.100%, 10/01/36	3,894
23	ARM, 2.120%, 07/01/19	23
1,857	ARM, 2.145%, 10/01/36	1,961
5,323	ARM, 2.154%, 12/01/36	5,649
1,110	ARM, 2.194%, 10/01/36	1,179
398	ARM, 2.204%, 11/01/36	425
1,830	ARM, 2.240%, 11/01/36	1,953
242	ARM, 2.258%, 08/01/35	256
94	ARM, 2.274%, 01/01/27	99
188	ARM, 2.276%, 02/01/37	201
162	ARM, 2.278%, 12/01/36	173
5,248	ARM, 2.301%, 03/01/37	5,558
826	ARM, 2.319%, 11/01/36	878
5,336	ARM, 2.348%, 12/01/36	5,689
402	ARM, 2.354%, 02/01/36	428
417	ARM, 2.355%, 12/01/33	447
465	ARM, 2.366%, 11/01/37	493
811	ARM, 2.369%, 04/01/34	861
1,007	ARM, 2.371%, 06/01/37	1,077
3,550	ARM, 2.375%, 07/01/26 - 01/01/35	3,780
939	ARM, 2.384%, 11/01/36	1,002
2,329	ARM, 2.385%, 05/01/37	2,486
43	ARM, 2.388%, 04/01/30	45
424	ARM, 2.410%, 10/01/36	441
2,728	ARM, 2.412%, 11/01/36	2,916
2,191	ARM, 2.465%, 09/01/36	2,328
2,381	ARM, 2.473%, 05/01/33	2,533
168	ARM, 2.483%, 02/01/37	179
2,952	ARM, 2.485%, 02/01/37	3,141
90	ARM, 2.490%, 04/01/37	94
2,038	ARM, 2.491%, 05/01/36	2,178
1,828	ARM, 2.494%, 10/01/36	1,959

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

504	ARM, 2.495%, 05/01/37	540
81	ARM, 2.498%, 09/01/32	87
1,929	ARM, 2.500%, 05/01/36 - 07/01/36	2,053
982	ARM, 2.501%, 01/01/37	1,053
1,391	ARM, 2.504%, 12/01/35	1,484
1,454	ARM, 2.505%, 05/01/38	1,557
2,328	ARM, 2.536%, 09/01/36	2,498
1,958	ARM, 2.551%, 09/01/34	2,091
2,025	ARM, 2.566%, 12/01/36	2,176
1,566	ARM, 2.568%, 02/01/37	1,688
1,844	ARM, 2.571%, 02/01/36	1,973
5,514	ARM, 2.599%, 06/01/36	5,884
1,015	ARM, 2.617%, 07/01/37	1,084
3,763	ARM, 2.643%, 05/01/37	4,041
1,545	ARM, 2.646%, 06/01/36	1,665
1,406	ARM, 2.653%, 10/01/36	1,509
1,912	ARM, 2.665%, 03/01/36	2,046
1,956	ARM, 2.669%, 04/01/38	2,107
1,274	ARM, 2.695%, 04/01/37	1,383
915	ARM, 2.727%, 03/01/37	988
256	ARM, 2.774%, 12/01/36	278
2,088	ARM, 2.820%, 05/01/37	2,238
379	ARM, 2.828%, 02/01/37	409
449	ARM, 2.943%, 05/01/36	482
415	ARM, 2.949%, 03/01/37	452
2,765	ARM, 3.094%, 03/01/36	2,938
777	ARM, 3.438%, 07/01/36	809
1,750	ARM, 3.980%, 07/01/40	1,847
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
32	4.000%, 06/01/18	34
514	4.500%, 08/01/18 - 10/01/18	534
1,959	5.000%, 10/01/17 - 12/01/18	2,041
13,506	5.500%, 06/01/17 - 02/01/24	14,665
3,708	6.000%, 04/01/17 - 03/01/22	3,834
510	6.500%, 07/01/16 - 03/01/22	527
1	7.000%, 04/01/17	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
13,902	3.500%, 01/01/32 - 03/01/32	14,614
110	6.000%, 12/01/22	124
936	6.500%, 11/01/22 - 01/01/28	1,069
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
37,241	4.500%, 05/01/41	40,633
40,943	5.000%, 01/01/34 - 08/01/40	45,116

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
7,733		5.500%, 01/01/33 - 03/01/40	8,643
1,086		6.000%, 10/01/29 - 12/01/36	1,236
6,757		6.500%, 08/01/29 - 03/01/38	7,965
1,810		7.000%, 04/01/26 - 02/01/37	2,089
2,369		7.500%, 08/01/25 - 09/01/38	2,877
18		8.000%, 07/01/20 - 11/01/24	21
53		8.500%, 07/01/28	65
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
7,307		7.500%, 01/01/32 - 12/01/36	8,658
2,794		10.000%, 10/01/30	3,115
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
80,780		3.500%, 02/01/33 - 06/01/43	84,306
40,176		4.000%, 06/01/42 - 01/01/43	43,226
2,279		5.500%, 04/01/18	2,384
2,487		6.000%, 02/01/33 - 11/01/36	2,731
17,040		6.500%, 12/01/35 - 06/01/37	19,190
10		7.000%, 07/01/29	11
499		10.000%, 03/17/26	537
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 07/01/19	—	(h)
		Federal National Mortgage Association,
418		ARM, 1.570%, 08/01/34	434
1,335		ARM, 1.709%, 07/01/37	1,400
3,543		ARM, 1.753%, 09/01/36	3,717
612		ARM, 1.787%, 09/01/33	642
1,347		ARM, 1.811%, 02/01/37	1,417
1,068		ARM, 1.818%, 01/01/37	1,123
4,953		ARM, 1.892%, 01/01/35	5,194
32		ARM, 1.905%, 01/01/34	32
364		ARM, 1.913%, 02/01/35	383
4		ARM, 1.917%, 01/01/19	4
12		ARM, 1.928%, 03/01/19	12
531		ARM, 1.961%, 09/01/37	571
695		ARM, 1.975%, 09/01/36	732
345		ARM, 1.993%, 10/01/34	364
572		ARM, 2.048%, 05/01/35	604
154		ARM, 2.068%, 08/01/35	163
96		ARM, 2.110%, 09/01/34	102
2,742		ARM, 2.117%, 11/01/37	2,911
491		ARM, 2.124%, 11/01/34	523
196		ARM, 2.132%, 01/01/35	208
453		ARM, 2.135%, 09/01/35	484
322		ARM, 2.136%, 08/01/34	341
1,853		ARM, 2.139%, 01/01/36	1,955

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

162	ARM, 2.140%, 04/01/34	166
871	ARM, 2.141%, 09/01/36	928
582	ARM, 2.147%, 11/01/33	619
948	ARM, 2.178%, 03/01/35	1,012
1,565	ARM, 2.183%, 10/01/36	1,672
790	ARM, 2.211%, 07/01/35	845
90	ARM, 2.238%, 07/01/34	96
192	ARM, 2.251%, 01/01/34	204
100	ARM, 2.283%, 09/01/37	103
2,589	ARM, 2.296%, 08/01/36	2,761
573	ARM, 2.298%, 08/01/33	606
2,390	ARM, 2.301%, 09/01/36	2,548
1,008	ARM, 2.317%, 11/01/37	1,076
118	ARM, 2.345%, 05/01/35	125
4,310	ARM, 2.350%, 07/01/37	4,584
2,884	ARM, 2.361%, 04/01/37	3,105
704	ARM, 2.364%, 08/01/36	748
1,105	ARM, 2.378%, 09/01/37	1,184
4,844	ARM, 2.390%, 12/01/37	5,186
933	ARM, 2.402%, 01/01/36	997
151	ARM, 2.405%, 07/01/37	158
1,684	ARM, 2.405%, 02/01/37	1,790
3,630	ARM, 2.410%, 12/01/36 - 01/01/38	3,872
545	ARM, 2.424%, 01/01/37	590
274	ARM, 2.435%, 09/01/33	292
853	ARM, 2.441%, 04/01/35	908
911	ARM, 2.445%, 09/01/36	978
980	ARM, 2.446%, 11/01/36	1,045
557	ARM, 2.460%, 06/01/36	593
399	ARM, 2.478%, 05/01/36	427
1,279	ARM, 2.520%, 07/01/36	1,362
836	ARM, 2.545%, 06/01/34	889
1,687	ARM, 2.553%, 12/01/36	1,802
1,327	ARM, 2.561%, 07/01/37	1,421
3,974	ARM, 2.575%, 10/01/36	4,277
1,693	ARM, 2.575%, 10/01/36	1,824
2,583	ARM, 2.578%, 06/01/36	2,751
640	ARM, 2.583%, 10/01/34	685
100	ARM, 2.602%, 09/01/27	107
1	ARM, 2.625%, 08/01/19	1
1,250	ARM, 2.669%, 11/01/36	1,333
729	ARM, 2.687%, 06/01/36	787
361	ARM, 2.693%, 08/01/36	379
907	ARM, 2.709%, 10/01/35	975
127	ARM, 2.748%, 09/01/37	131
444	ARM, 2.875%, 01/01/36 - 02/01/36	470

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
10,469		ARM, 2.875%, 03/01/36	11,149
2,899		ARM, 3.096%, 08/01/37	3,106
64		ARM, 3.724%, 03/01/29	67
382		ARM, 5.983%, 09/01/37	409
981		ARM, 6.221%, 08/01/36	1,051
		Federal National Mortgage Association, 15 Year, Single Family,
272		3.500%, 04/01/19	286
4,037		4.500%, 05/01/18 - 12/01/19	4,201
6,982		5.000%, 04/01/18 - 08/01/24	7,321
6,931		5.500%, 02/01/18 - 07/01/20	7,261
13,998		6.000%, 06/01/16 - 07/01/24	15,166
2,141		6.500%, 03/01/17 - 02/01/24	2,356
107		7.000%, 03/01/17 - 11/01/17	110
2		7.500%, 03/01/17	2
—	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
16,363		3.500%, 07/01/32 - 08/01/32	17,235
30,786		4.000%, 01/01/35	33,259
327		5.000%, 10/01/25	360
1,254		5.500%, 07/01/25	1,402
7,932		6.000%, 04/01/24 - 09/01/29	8,950
2,501		6.500%, 05/01/22 - 08/01/26	2,881
		Federal National Mortgage Association, 30 Year, FHA/VA,
144		6.000%, 09/01/33	158
229		6.500%, 03/01/29	271
17		7.000%, 02/01/33	19
52		8.000%, 06/01/28	60
15		8.500%, 02/01/30	15
25		9.000%, 05/01/18 - 12/01/30	25
11		9.500%, 12/01/18	12
		Federal National Mortgage Association, 30 Year, Single Family,
1,028		4.000%, 12/01/33	1,096
835		4.500%, 11/01/33 - 09/01/34	907
33,126		5.000%, 06/01/33 - 08/01/40	36,754
19,795		5.500%, 11/01/32 - 12/01/39	22,321
17,156		6.000%, 12/01/28 - 11/01/38	19,542
32,370		6.500%, 11/01/29 - 10/01/38	37,301
16,299		7.000%, 01/01/24 - 01/01/39	19,253
10,903		7.500%, 11/01/22 - 04/01/39	13,259
797		8.000%, 03/01/21 - 01/01/38	939
18		8.500%, 07/01/24 - 05/01/25	21
1		9.000%, 04/01/26	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

14	9.500%, 07/01/28	16
7	10.000%, 02/01/24	7
	Federal National Mortgage Association, Other,
13,273	VAR, 0.527%, 01/01/23	13,302
38,702	VAR, 0.537%, 01/01/23	38,688
19,760	VAR, 0.557%, 05/01/24 - 12/01/24	19,761
21,597	VAR, 0.567%, 11/01/21 - 03/01/25	21,595
6,878	VAR, 0.577%, 01/01/23	6,930
27,649	VAR, 0.617%, 10/01/22 - 07/01/24	27,668
7,258	VAR, 0.647%, 11/01/23	7,311
12,084	VAR, 0.657%, 08/01/22 - 12/01/23	12,141
4,934	VAR, 0.687%, 10/01/20	4,936
14,255	VAR, 0.807%, 12/01/20	14,251
8,356	VAR, 0.987%, 03/01/22	8,354
124	VAR, 2.366%, 08/01/34	131
5,127	VAR, 6.070%, 11/01/18	5,444
23,919	09/25/27 - 09/30/35 (w)	25,670
7,144	1.470%, 12/01/19	7,086
7,094	1.500%, 01/01/20	7,039
12,704	1.580%, 01/01/20	12,647
8,968	1.690%, 12/01/19	8,923
6,725	1.800%, 12/01/19	6,757
15,718	1.940%, 01/01/17 - 07/01/19	15,820
13,452	2.000%, 12/01/20	13,462
80,712	2.010%, 06/01/20	81,301
42,778	2.030%, 08/01/19	43,335
17,461	2.140%, 04/01/19	17,797
4,350	2.150%, 01/01/23	4,301
8,441	2.190%, 05/01/19	8,617
6,386	2.200%, 07/01/19	6,518
5,759	2.240%, 12/01/22	5,729
9,141	2.280%, 12/01/22	9,106
3,400	2.320%, 12/01/22	3,398
15,271	2.330%, 01/01/23	15,248
33,236	2.340%, 12/01/22 - 01/01/23	33,219
36,464	2.370%, 07/01/19 - 01/01/23	36,878
12,130	2.380%, 11/01/22 - 12/01/22	12,162
15,193	2.390%, 10/01/22 - 12/01/22	15,247
9,893	2.395%, 01/01/22	10,010
40,108	2.400%, 12/01/22 - 02/01/23	40,085
5,337	2.410%, 11/01/22	5,353
18,469	2.420%, 12/01/22 - 06/01/23	18,495
16,132	2.440%, 11/01/22 - 01/01/23	16,198
43,961	2.450%, 06/01/19 - 02/01/23	44,396
7,877	2.470%, 09/01/22 - 11/01/22	7,909
11,106	2.490%, 10/01/17 - 03/01/23	11,233

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
12,555	2.500%, 04/01/23	12,457
8,251	2.510%, 01/01/23	8,251
37,364	2.520%, 10/01/22 - 05/01/23	37,504
2,690	2.540%, 05/01/23	2,683
14,721	2.550%, 11/01/22	14,889
5,351	2.570%, 10/01/22	5,420
5,000	2.590%, 11/01/21	5,102
14,432	2.600%, 06/01/22 - 01/01/23	14,680
7,852	2.610%, 07/01/22	7,983
5,201	2.620%, 10/01/17	5,332
22,410	2.630%, 09/01/21 - 06/01/25	22,726
5,941	2.635%, 10/01/22	6,058
6,729	2.640%, 04/01/23 - 07/01/23	6,773
8,968	2.650%, 08/01/22	9,136
23,817	2.660%, 12/01/22 - 06/01/23	24,403
15,987	2.670%, 07/01/22	16,348
15,298	2.680%, 05/01/25 - 06/01/27	15,051
12,282	2.690%, 10/01/17 - 07/01/22	12,641
24,402	2.700%, 04/01/22 - 04/01/25	24,709
5,614	2.703%, 04/01/23	5,721
10,068	2.740%, 05/01/22	10,350
8,440	2.750%, 03/01/22	8,663
13,945	2.760%, 06/01/22	14,254
19,406	2.764%, 06/01/23	19,899
22,420	2.770%, 05/01/22 - 06/01/23	22,984
4,281	2.780%, 06/01/27	4,200
8,000	2.790%, 05/01/27	7,833
10,000	2.810%, 05/01/27	9,829
9,695	2.820%, 07/01/22	10,009
39,974	2.830%, 05/01/27 - 06/01/27	39,236
19,845	2.860%, 05/01/22 - 01/01/25	20,350
8,500	2.890%, 05/01/27	8,427
16,677	2.900%, 05/01/22 - 12/01/24	17,043
6,000	2.910%, 03/01/27	5,973
56,820	2.920%, 12/01/24 - 05/01/30	56,844
34,702	2.940%, 05/01/22 - 05/01/30	34,706
23,955	2.960%, 01/01/25 - 06/01/30	23,858
24,916	2.970%, 01/01/22 - 06/01/30	25,417
19,730	2.980%, 07/01/22	20,536
17,523	2.990%, 02/01/22 - 01/01/25	17,798
54,954	3.000%, 06/01/27 - 02/01/43	55,169
9,920	3.020%, 05/01/22 - 06/01/25	10,253
57,195	3.030%, 12/01/21 - 04/01/30	57,365
10,762	3.040%, 12/01/18	11,252
13,427	3.050%, 04/01/22 - 01/01/25	13,952
7,497	3.060%, 02/01/22	7,843

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

28,240	3.080%, 03/01/22 - 04/01/30	28,662
21,418	3.090%, 01/01/22 - 02/01/22	22,444
28,098	3.100%, 05/01/22 - 05/01/30	28,275
10,000	3.100%, 09/01/25 (w)	10,141
25,303	3.110%, 12/01/24	25,925
49,702	3.120%, 01/01/22 - 06/01/35	50,472
47,234	3.130%, 04/01/30 - 06/01/30	46,884
46,238	3.140%, 02/01/22 - 12/01/26	47,880
9,649	3.150%, 07/01/30	9,639
13,200	3.170%, 08/01/25 - 02/01/30	13,373
9,974	3.180%, 06/01/30	10,002
17,000	3.190%, 12/01/26	17,326
7,174	3.200%, 01/01/22	7,562
9,190	3.210%, 03/01/22 - 05/01/23	9,663
14,266	3.220%, 12/01/26 - 04/01/30	14,417
5,134	3.230%, 11/01/20	5,440
20,000	3.240%, 12/01/26	20,509
18,256	3.250%, 09/01/26 - 07/01/27	18,722
8,000	3.260%, 12/01/26	8,183
6,840	3.270%, 11/01/20	7,273
61,461	3.290%, 10/01/20 - 11/01/26	63,471
15,564	3.300%, 12/01/26 - 07/01/30	15,764
3,387	3.310%, 12/01/21	3,587
12,426	3.320%, 05/01/22 - 05/01/24	13,070
16,000	3.340%, 02/01/27	16,567
17,627	3.350%, 11/01/20 - 09/01/30	18,213
7,174	3.360%, 10/01/20	7,629
8,000	3.370%, 09/01/30 (w)	8,050
12,018	3.380%, 01/01/18 - 12/01/23	12,540
2,381	3.390%, 08/01/17	2,479
3,070	3.400%, 10/01/21	3,266
16,991	3.430%, 09/01/20 - 11/01/21	18,098
12,968	3.440%, 12/01/21 - 10/01/26	13,646
32,415	3.450%, 01/01/24 - 04/01/35	33,850
7,623	3.480%, 12/01/20	8,155
132,194	3.500%, 09/01/20 - 06/01/43	138,398
25,000	3.510%, 05/01/18 - 08/01/23	26,423
5,517	3.520%, 01/01/18	5,765
8,240	3.523%, 12/01/20	8,815
16,935	3.540%, 01/01/18 - 10/01/20	17,927
13,000	3.550%, 02/01/30	13,518
3,810	3.559%, 01/01/21	4,087
19,676	3.570%, 11/01/34	20,956
23,064	3.590%, 10/01/20 - 08/01/23	24,677
1,667	3.600%, 09/01/20	1,790
9,389	3.610%, 11/01/34	9,961

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
5,666	3.630%, 01/01/18 - 10/01/29	5,923
11,065	3.640%, 06/01/18 - 01/01/25	11,746
42,150	3.670%, 07/01/23	45,022
3,305	3.700%, 12/01/20	3,548
20,993	3.740%, 07/01/20 - 07/01/23	22,632
16,864	3.743%, 06/01/18	17,843
27,400	3.765%, 12/01/25	29,388
34,544	3.770%, 01/01/21 - 09/01/21	37,471
6,405	3.780%, 09/01/21	6,930
5,022	3.800%, 03/01/18	5,315
12,312	3.820%, 06/01/17	12,776
21,342	3.830%, 12/01/20 - 12/01/21	23,002
22,559	3.850%, 09/01/20 - 09/01/21	24,431
8,411	3.860%, 07/01/21	9,093
10,224	3.870%, 01/01/21	11,094
15,133	3.881%, 09/01/21	16,457
31,145	3.890%, 08/01/20 - 09/01/21	33,937
6,074	3.915%, 10/01/20	6,588
5,757	3.920%, 09/01/21	6,272
16,373	3.930%, 07/01/20 - 01/01/21	17,753
8,968	3.940%, 07/01/21	9,809
13,358	3.950%, 07/01/20	14,551
8,589	3.960%, 08/01/20	9,325
5,531	3.970%, 06/01/21	6,019
8,968	3.980%, 11/01/16	8,951
4,687	3.990%, 07/01/21	5,114
35,604	4.000%, 04/01/20 - 07/01/42	38,258
6,009	4.020%, 06/01/21	6,557
5,763	4.050%, 01/01/21 - 08/01/21	6,299
8,669	4.060%, 07/01/21	9,523
27,393	4.066%, 07/01/20	29,822
15,720	4.070%, 10/01/21	17,299
5,967	4.100%, 06/01/21	6,561
20,511	4.130%, 11/01/19 - 08/01/21	22,446
15,065	4.160%, 03/01/21	16,569
16,559	4.180%, 12/01/19 - 09/01/23	18,353
4,783	4.190%, 06/01/21	5,282
18,002	4.240%, 11/01/19 - 06/01/21	19,881
15,784	4.250%, 04/01/21	17,468
27,803	4.260%, 12/01/19 - 07/01/21	30,753
7,497	4.271%, 06/01/21	8,229
16,320	4.281%, 01/01/20	17,673
4,854	4.295%, 06/01/21	5,384
7,069	4.298%, 01/01/21	7,814
6,758	4.300%, 08/01/20 - 04/01/21	7,459
8,190	4.307%, 07/01/21	9,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

10,674	4.330%, 02/01/21 - 04/01/21	11,820
16,142	4.340%, 06/01/21	17,894
12,888	4.350%, 04/01/20	14,186
2,406	4.355%, 03/01/20	2,641
13,229	4.360%, 05/01/21	14,719
9,995	4.369%, 02/01/20	10,981
21,029	4.380%, 01/01/21	23,309
17,404	4.381%, 04/01/20	19,025
6,659	4.390%, 05/01/21	7,419
55,153	4.399%, 02/01/20	60,948
2,511	4.400%, 02/01/20	2,770
3,704	4.450%, 01/01/21	4,124
8,071	4.480%, 06/01/21	9,062
24,662	4.500%, 08/01/21	27,633
17,640	4.514%, 12/01/19	19,461
5,350	4.540%, 01/01/20 - 07/01/26	5,979
9,461	4.552%, 08/01/26	10,569
11,035	4.640%, 01/01/21	12,383
10,131	4.664%, 12/01/26	11,456
9,323	4.762%, 08/01/26	10,738
5,933	4.766%, 08/01/26	6,836
2,047	5.000%, 04/01/31 - 12/01/32	2,312
7,730	5.240%, 05/01/17	8,166
2,963	5.500%, 03/01/17 - 06/01/39	3,204
10,275	5.895%, 10/01/17	11,137
3,294	6.000%, 02/01/36 - 11/01/48	3,718
2,513	6.500%, 04/01/36 - 05/01/37	2,921
1,548	7.000%, 02/01/36 - 01/01/38	1,775
27	7.500%, 10/01/37	30
214	8.000%, 11/01/37	241
41	10.499%, 04/15/19	46
	Government National Mortgage Association II, 30 Year, Single Family,
3,375	3.750%, 07/20/45	3,556
9,896	4.250%, 12/20/44	10,776
2,711	5.500%, 09/20/39	3,034
15,760	6.000%, 03/20/28 - 08/20/39	17,777
1,291	6.500%, 07/20/29	1,509
569	7.000%, 08/20/38	715
102	7.500%, 02/20/28 - 09/20/28	119
192	8.000%, 12/20/25 - 09/20/28	228
95	8.500%, 03/20/25 - 05/20/25	109
	Government National Mortgage Association II, Other,
3,212	3.750%, 09/20/38 - 01/20/39	3,410
4,545	4.462%, 05/20/63	4,957
120	6.000%, 11/20/38	128

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — continued
		Government National Mortgage Association, 15 Year, Single Family,
19		6.000%, 10/15/17	19
34		6.500%, 06/15/17	34
1		8.000%, 01/15/16	1
		Government National Mortgage Association, 30 Year, Single Family,
4,155		5.500%, 04/15/33 - 09/15/34	4,767
119		6.000%, 11/15/28	135
3,075		6.500%, 01/15/24 - 12/15/35	3,557
6,002		7.000%, 08/15/23 - 04/15/37	7,196
877		7.500%, 11/15/22 - 10/15/37	1,012
24		8.000%, 07/15/22 - 08/15/28	24
4		8.500%, 03/15/17 - 11/15/17	5
20		9.000%, 08/15/16 - 11/15/24	22
938		9.500%, 09/15/18 - 12/15/25	1,034
—	(h)	12.000%, 11/15/19	—	(h)

		Total Mortgage Pass-Through Securities (Cost $4,210,503)	4,308,201

Municipal Bonds — 0.3% (t)
		California — 0.0% (g)
3,060		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,907
2,400		State of California, Various Purpose, GO, 7.300%, 10/01/39	3,325

			7,232

		Illinois — 0.0% (g)
4,890		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,537

		New York — 0.2%
2,240		New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,700
		Port Authority of New York & New Jersey, Consolidated,
10,965		Series 164, Rev., 5.647%, 11/01/40	12,956
3,780		Series 165, Rev., 5.647%, 11/01/40	4,467
17,925		Series 174, Rev., 4.458%, 10/01/62	17,582

			37,705

		Ohio — 0.1%
11,725		American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,066
		Ohio State University, General Receipts,
1,000		Rev., 5.590%, 12/01/14[5]	1,058

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Ohio — continued
9,576	Series A, Rev., 4.800%, 06/01/11[4]	9,178

		26,302

	Total Municipal Bonds (Cost $69,697)	75,776

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	29,323
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,246
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,499

	Total Supranational (Cost $45,349)	46,068

U.S. Government Agency Securities — 2.2%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,342
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,407
9,865	5.500%, 07/15/36	12,973
23,765	Federal National Mortgage Association, 3.932%, 06/01/17 (n)	23,448
8,071	Federal National Mortgage Association STRIPS, 3.536%, 05/15/30 (n)	4,888
	Financing Corp. STRIPS,
59,680	1.245%, 05/11/18 (n)	57,611
3,506	1.548%, 11/30/17 (n)	3,422
3,606	1.860%, 08/03/18 (n)	3,478
2,399	1.860%, 08/03/18 (n)	2,313
1,795	2.056%, 03/07/19 (n)	1,703
1,688	2.138%, 04/06/18 (n)	1,637
24,034	2.634%, 04/05/19 (n)	22,670
27,586	2.791%, 09/26/19 (n)	25,741
	Government Trust Certificate,
4,488	1.288%, 10/01/15 (n)	4,485
5,741	1.506%, 04/01/16 (n)	5,699
11,944	2.408%, 04/01/19 (n)	11,209
	Residual Funding Corp. STRIPS,
133,349	1.617%, 10/15/19 (n)	124,371
19,730	1.726%, 01/15/21 (n)	17,613
225,211	1.811%, 07/15/20 (n)	205,317
50,759	1.864%, 10/15/20 (n)	45,814
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	2,894
8,246	5.250%, 09/15/39	10,125
493	5.500%, 06/15/38	628
7,668	5.880%, 04/01/36	10,072

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — continued
	Tennessee Valley Authority STRIPS,
3,711	2.089%, 12/15/17 (n)	3,613
3,500	3.139%, 12/15/28 (n)	2,193
17,495	3.438%, 11/01/25 (n)	12,729
2,242	4.093%, 06/15/35 (n)	1,061
10,762	4.172%, 05/01/19 (n)	10,095
3,119	4.418%, 07/15/28 (n)	2,012

	Total U.S. Government Agency Securities (Cost $633,229)	634,563

U.S. Treasury Obligations — 26.1%
	U.S. Treasury Bonds,
26,500	3.500%, 02/15/39	29,509
38,050	4.250%, 05/15/39	47,318
88,390	4.375%, 02/15/38	112,147
50,000	4.500%, 02/15/36	64,580
17,861	4.500%, 05/15/38	23,053
4,094	4.500%, 08/15/39	5,275
34,370	4.750%, 02/15/37	45,886
49,756	5.000%, 05/15/37	68,687
583	5.250%, 11/15/28	770
12,087	5.250%, 02/15/29	15,975
20,688	5.375%, 02/15/31	28,257
12,869	5.500%, 08/15/28	17,309
4,080	6.125%, 11/15/27	5,718
5,249	6.125%, 08/15/29	7,516
6,861	6.250%, 05/15/30	10,034
3,360	6.375%, 08/15/27	4,783
6,547	6.625%, 02/15/27	9,414
2,000	6.750%, 08/15/26	2,875
5,937	7.125%, 02/15/23	8,082
50,572	7.500%, 11/15/16	54,792
4,000	7.875%, 02/15/21	5,296
29,475	8.000%, 11/15/21	40,218
14,932	8.125%, 05/15/21	20,119
41,000	8.500%, 02/15/20	53,454
17,000	8.750%, 05/15/20	22,569
54,785	8.750%, 08/15/20	73,574
46,440	8.875%, 08/15/17	53,755
	U.S. Treasury Coupon STRIPS,
72,700	1.744%, 11/15/19 (n)	68,189
4,100	1.744%, 11/15/18 (n)	3,948
123,537	1.836%, 05/15/21 (n)	111,062
113,900	2.065%, 11/15/23 (n)	95,027
106,435	2.244%, 08/15/23 (n)	89,484
59,076	2.288%, 02/15/24 (n)	48,866
132,665	2.314%, 02/15/21 (n)	120,251

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

149,456	2.329%, 05/15/22 (n)	130,495
25,842	2.344%, 02/15/20 (n)	24,130
191,800	2.532%, 11/15/22 (n)	165,415
108,421	2.611%, 08/15/21 (n)	96,805
248,580	2.620%, 05/15/23 (n)	210,526
169,956	2.644%, 02/15/22 (n)	149,519
54,049	2.722%, 05/15/28 (n)	38,804
80,800	2.728%, 08/15/22 (n)	70,022
71,937	2.793%, 08/15/18 (n)	69,626
329,322	2.808%, 02/15/23 (n)	281,742
18,421	2.920%, 05/15/25 (n)	14,621
14,870	2.949%, 05/15/29 (n)	10,291
103,866	2.986%, 02/15/32 (n)	65,323
78,371	3.005%, 11/15/21 (n)	69,587
70,375	3.008%, 08/15/32 (n)	43,528
17,278	3.013%, 05/15/24 (n)	14,177
200,684	3.058%, 02/15/27 (n)	150,513
72,532	3.096%, 08/15/28 (n)	51,593
189,907	3.110%, 08/15/20 (n)	174,996
14,608	3.150%, 08/15/26 (n)	11,137
16,680	3.161%, 05/15/35 (n)	9,417
93,350	3.175%, 05/15/31 (n)	60,336
196,297	3.193%, 05/15/32 (n)	122,436
59,956	3.198%, 11/15/29 (n)	40,766
14,106	3.215%, 05/15/18 (n)	13,723
79,788	3.224%, 08/15/31 (n)	51,129
36,300	3.253%, 02/15/33 (n)	22,077
21,613	3.258%, 11/15/34 (n)	12,408
347,451	3.264%, 05/15/20 (n)	321,464
38,512	3.266%, 08/15/29 (n)	26,435
32,080	3.277%, 11/15/16 (n)	31,875
39,999	3.293%, 05/15/26 (n)	30,748
87,828	3.297%, 11/15/26 (n)	66,235
123,105	3.306%, 05/15/33 (n)	74,248
81,052	3.343%, 02/15/29 (n)	56,382
84,028	3.362%, 11/15/27 (n)	61,440
98,421	3.391%, 11/15/31 (n)	62,521
71,288	3.449%, 11/15/32 (n)	43,707
21,591	3.450%, 08/15/24 (n)	17,570
180,863	3.454%, 08/15/19 (n)	171,073
122,874	3.475%, 05/15/19 (n)	116,858
25,155	3.517%, 08/15/34 (n)	14,561
28,525	3.548%, 05/15/34 (n)	16,649
25,906	3.577%, 02/15/35 (n)	14,751
38,200	3.704%, 11/15/24 (n)	30,843
89,733	3.715%, 08/15/30 (n)	59,412

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — continued
36,285	3.766%, 08/15/17 (n)	35,731
57,436	3.775%, 11/15/30 (n)	37,747
72,252	3.827%, 02/15/31 (n)	47,086
93,147	3.874%, 02/15/17 (n)	92,306
46,760	3.878%, 11/15/28 (n)	32,972
31,792	4.059%, 02/15/18 (n)	31,052
67,515	4.165%, 02/15/28 (n)	48,906
34,461	4.193%, 08/15/16 (n)	34,311
75,636	4.216%, 05/15/30 (n)	50,513
30,716	4.229%, 02/15/34 (n)	18,087
6,700	4.246%, 02/15/26 (n)	5,192
45,886	4.339%, 08/15/27 (n)	33,827
43,209	4.487%, 11/15/33 (n)	25,634
24,963	4.505%, 08/15/33 (n)	14,926
82,771	4.717%, 11/15/17 (n)	81,201
1,525	4.904%, 08/15/35 (n)	854
111,213	4.928%, 02/15/30 (n)	74,859
6,601	5.095%, 02/15/25 (n)	5,282
17,309	5.711%, 05/15/27 (n)	12,872
1,054	5.905%, 05/15/36 (n)	576
54,607	8.918%, 02/15/16 (n)	54,557
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,666
3,587	2.500%, 01/15/29	4,823
9,066	3.625%, 04/15/28	17,881
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,841
10,000	0.125%, 04/15/19	10,166
20,300	0.125%, 01/15/22	20,924
4,260	1.125%, 01/15/21	4,841
	U.S. Treasury Notes,
69,175	0.875%, 10/15/17	69,239
2,128	0.875%, 01/31/18	2,126
14,500	1.000%, 06/30/19	14,322
20,788	1.000%, 11/30/19	20,408
16,770	1.250%, 10/31/18	16,820
107,091	1.250%, 11/30/18	107,342
8,500	1.250%, 02/29/20	8,409
16,278	1.375%, 12/31/18	16,367
13,000	1.375%, 02/28/19	13,055
12,000	1.375%, 05/31/20	11,913
44,039	1.500%, 08/31/18	44,561
11,860	1.500%, 05/31/19	11,937
14,750	1.500%, 01/31/22	14,413
8,000	1.625%, 07/31/19	8,080
6,000	1.625%, 08/15/22	5,875

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,000	1.750%, 10/31/20	5,029
20,000	1.750%, 05/15/22	19,798
203,250	1.750%, 05/15/23	198,870
2,500	2.000%, 11/30/20	2,543
15,000	2.000%, 02/28/21	15,224
50,000	2.000%, 05/31/21	50,628
10,000	2.000%, 08/31/21	10,105
112,700	2.000%, 10/31/21	113,715
39,000	2.000%, 02/15/23	38,988
10,000	2.125%, 08/31/20	10,258
21,000	2.125%, 01/31/21	21,464
50,445	2.125%, 08/15/21	51,357
43,000	2.125%, 12/31/21	43,656
1,794	2.250%, 11/30/17	1,849
52,550	2.375%, 08/15/24	53,435
19,000	2.500%, 08/15/23	19,615
23,317	2.625%, 01/31/18	24,269
100,991	2.625%, 08/15/20	105,963
34,504	2.625%, 11/15/20	36,168
2,242	2.750%, 11/30/16	2,304
46,175	2.750%, 05/31/17	47,821
12,681	2.750%, 12/31/17	13,226
27,600	2.750%, 02/15/19	29,009
52,451	2.875%, 03/31/18	54,993
29,550	3.125%, 10/31/16	30,442
1,794	3.125%, 01/31/17	1,858
107,041	3.125%, 04/30/17	111,384
180,518	3.125%, 05/15/19	192,341
30,000	3.125%, 05/15/21	32,227
176,535	3.250%, 12/31/16	182,759
54,705	3.250%, 03/31/17	56,962
47,007	3.500%, 02/15/18	49,927
17,039	3.625%, 02/15/21	18,750
26,647	4.250%, 11/15/17	28,632
44,128	4.500%, 05/15/17	47,004
8,520	4.625%, 02/15/17	9,013
6,500	U.S. Treasury Principal STRIPS, Zero Coupon, 08/15/39	3,196

	Total U.S. Treasury Obligations (Cost $7,337,983)	7,662,988

Loan Assignments — 0.1% (g)
	Financials — 0.1% (g)
	Real Estate Management & Development — 0.1% (g)
8,115	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.324%, 06/12/17	8,074

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Total Loan Assignments (Cost $18,114)	18,074

SHARES
Short-Term Investment — 4.6%
	Investment Company — 4.6%
1,361,516	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $1,361,516)	1,361,516

	Total Investments — 100.6% (Cost $28,837,918)	29,507,671
	Liabilities in Excess of Other Assets — (0.6)%	(167,062)

	NET ASSETS — 100.0%	$29,340,609

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.4%
903	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.999%, 12/27/22 (e)	899
	Accredited Mortgage Loan Trust,
556	Series 2006-1, Class A3, VAR, 0.379%, 04/25/36	552
543	Series 2006-2, Class A3, VAR, 0.349%, 09/25/36	536
2,375	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	2,379
	American Credit Acceptance Receivables Trust,
2,574	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,573
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,003
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,109
1,250	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,224
	AmeriCredit Automobile Receivables Trust,
4	Series 2012-4, Class A3, 0.670%, 06/08/17	4
3,082	Series 2015-1, Class A3, 1.260%, 11/08/19	3,076
4,580	Series 2015-2, Class A3, 1.270%, 01/08/20	4,573
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
375	Series 2003-5, Class A6, SUB, 4.152%, 04/25/33	381
77	Series 2003-13, Class AF6, SUB, 5.078%, 01/25/34	76
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	712
4,026	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,984
4	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	4
	Bear Stearns Asset-Backed Securities Trust,
432	Series 2003-SD2, Class 2A, VAR, 2.968%, 06/25/43	432
568	Series 2006-SD1, Class A, VAR, 0.569%, 04/25/36	544
	Blue Elephant Loan Trust,
3,160	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	3,158
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,856
810	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	806

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

444	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	445
10,000	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	9,938
6,455	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	6,450
	CarFinance Capital Auto Trust,
1,474	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,483
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,534
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,202
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,750
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	3,995
5,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	5,427
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,921
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.189%, 10/15/21 (e)	4,550
	Centex Home Equity Loan Trust,
180	Series 2001-B, Class A6, 6.360%, 07/25/32	180
325	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	331
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	136
378	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	384
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,803
5	CNH Equipment Trust, Series 2012-C, Class A3, 0.570%, 12/15/17	5
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (d) (e)	75
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,630
	CPS Auto Receivables Trust,
113	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	114
1,524	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	1,532
412	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	411

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	CPS Auto Trust,
531	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	533
316	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	317
80	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	86
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 0.759%, 04/25/34	277
400	Series 2004-1, Class M1, VAR, 0.949%, 03/25/34	382
52	Series 2004-1, Class M2, VAR, 1.024%, 03/25/34	48
1,084	Series 2004-6, Class M1, VAR, 1.099%, 10/25/34	1,045
2,943	Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.120%, 06/15/22 (e)	2,957
5,727	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,776
416	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	420
	Exeter Automobile Receivables Trust,
1,312	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	1,314
109	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	109
783	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	784
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,122
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,604
4	Federal National Mortgage Association REMIC Trust, Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	3
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,988
8,016	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,964
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,930
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	3,981
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,477
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,366

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Ford Credit Auto Owner Trust,
229	Series 2012-A, Class A4, 1.150%, 06/15/17	230
2,581	Series 2015-A, Class A3, 1.280%, 09/15/19	2,586
1	FRT Trust, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e)	1
12,591	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	12,586
738	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	798
	GLC II Trust,
3,503	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	3,503
4,004	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	4,004
	GLC Trust,
5,444	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	5,421
2,722	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	2,673
	GMAT Trust,
691	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	693
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,778
9,400	GO Financial Auto Securitization Trust, Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,417
	HLSS Servicer Advance Receivables Trust,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	2,997
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,295
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,249
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	495
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	449
185	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	187
5,672	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	5,667
369	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.403%, 11/20/36	368
	Hyundai Auto Receivables Trust,
35	Series 2012-A, Class A4, 0.950%, 12/15/16	35
2,457	Series 2015-A, Class A3, 1.050%, 04/15/19	2,455
	KGS-Alpha Capital Markets LP,
29,498	IO, VAR, 0.407%, 08/25/38	968

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
30,366	Series 2012-4, Class A, IO, VAR, 0.558%, 09/25/37	1,305
19,737	KGS-Alpha SBA COOF Trust, Series 2013-2, Class A, IO, VAR, 1.572%, 03/25/39 (e)	1,082
	Long Beach Mortgage Loan Trust,
98	Series 2004-1, Class M3, VAR, 1.249%, 02/25/34	94
7	Series 2004-5, Class M6, VAR, 2.699%, 09/25/34	6
	LV Tower 52 Issuer LLC,
9,681	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	9,665
15,500	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	15,407
	Mid-State Capital Corp. Trust,
181	Series 2005-1, Class A, 5.745%, 01/15/40	195
4,304	Series 2005-1, Class M1, 6.106%, 01/15/40	4,647
2,048	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,197
2,485	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,601
993	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,055
501	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.449%, 03/25/33	467
550	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class CT2, 3.228%, 02/18/48 (e)	553
2,636	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	2,640
	New Century Home Equity Loan Trust,
839	Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	863
610	Series 2005-1, Class M1, VAR, 0.874%, 03/25/35	579
1,441	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	1,439
10,906	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	10,853
	Oak Hill Advisors Residential Loan Trust,
4,183	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	4,176
6,569	Series 2015-NPL1, Class A1, SUB, 4.000%, 01/25/55 (e)	6,394
5,257	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,095

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

10,146	OAK Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	10,023
	Ocwen Freddie Advance Funding LLC,
450	Series 2015-T1, Class BT1, 2.557%, 11/15/45 (e)	450
172	Series 2015-T1, Class CT1, 3.051%, 11/15/45 (e)	172
281	Series 2015-T1, Class DT1, 3.790%, 11/15/45 (e)	281
	Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes,
1,053	Series 2015-T2, Class BT2, 2.509%, 09/15/45 (e)	1,053
290	Series 2015-T2, Class CT2, 3.003%, 09/15/45 (e)	290
666	Series 2015-T2, Class DT2, 3.743%, 09/15/45 (e)	666
	OnDeck Asset Securitization Trust LLC,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,395
2,000	Series 2014-1A, Class B, 5.680%, 05/17/18 (e)	2,000
	OneMain Financial Issuance Trust,
9,000	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	9,107
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,538
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	457
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,969
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,239
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,103
3,585	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	3,665
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	6,120
804	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.219%, 09/25/34	798
431	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	432
13,028	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	13,018
2,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	2,755

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	5,901
4,531	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	4,544
	Progress Residential Trust,
10,857	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,766
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	4,855
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,445
304	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	300
2,812	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 04/16/18	2,830
263	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.400%, 01/25/36	193
953	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	944
1,497	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.279%, 06/25/37	903
	Springleaf Funding Trust,
2,250	Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,256
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	6,030
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,945
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,886
13	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.289%, 06/25/37	13
5,377	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	5,364
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,643
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 2.448%, 10/15/21 (e)	4,195
	Truman Capital Mortgage Loan Trust,
13,395	Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	13,207

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

5,253	Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,138
6,326	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	6,322
8,873	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	8,849
877	Unipac IX LLC, 13.000%, 05/15/16	864
	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,645
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,744
9,053	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	9,024
4,851	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	4,861
4,340	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	4,269
9,431	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	9,410
7,689	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	7,681
10,371	VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	10,372
7,759	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	7,747
3,409	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	3,397
11,513	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	11,466
	Westgate Resorts LLC,
638	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	640
5,409	Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	5,406
2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,322
20	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	20

	Total Asset-Backed Securities (Cost $534,960)	531,756

Collateralized Mortgage Obligations — 12.0%
	Agency CMO — 9.3%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
91	Series 23, Class KZ, 6.500%, 11/25/23	103

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
615	Series 24, Class J, 6.250%, 11/25/23	689
108	Series 31, Class Z, 8.000%, 04/25/24	125
	Federal Home Loan Mortgage Corp. REMIC,
1	Series 11, Class D, 9.500%, 07/15/19	1
5	Series 38, Class D, 9.500%, 05/15/20	6
2	Series 81, Class A, 8.125%, 11/15/20	2
6	Series 84, Class F, 9.200%, 10/15/20	6
3	Series 109, Class I, 9.100%, 01/15/21	4
1	Series 198, Class Z, 8.500%, 09/15/22	1
62	Series 1316, Class Z, 8.000%, 06/15/22	69
19	Series 1343, Class LB, 7.500%, 08/15/22	22
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	9
44	Series 1456, Class Z, 7.500%, 01/15/23	49
283	Series 1543, Class VN, 7.000%, 07/15/23	317
223	Series 1577, Class PV, 6.500%, 09/15/23	247
459	Series 1608, Class L, 6.500%, 09/15/23	525
458	Series 1611, Class Z, 6.500%, 11/15/23	511
409	Series 1628, Class LZ, 6.500%, 12/15/23	450
187	Series 1630, Class PK, 6.000%, 11/15/23	206
562	Series 1671, Class I, 7.000%, 02/15/24	620
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	23
38	Series 1695, Class G, HB, IF, 28.471%, 03/15/24	65
26	Series 1710, Class GB, HB, IF, 42.895%, 04/15/24	40
95	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	28
50	Series 2022, Class PE, 6.500%, 01/15/28	58
369	Series 2033, Class K, 6.050%, 08/15/23	404
289	Series 2036, Class PG, 6.500%, 01/15/28	319
51	Series 2089, Class PJ, IO, 7.000%, 10/15/28	7
909	Series 2091, Class PG, 6.000%, 11/15/28	1,000
200	Series 2116, Class ZA, 6.000%, 01/15/29	227
58	Series 2148, Class ZA, 6.000%, 04/15/29	66
159	Series 2201, Class C, 8.000%, 11/15/29	183
41	Series 2261, Class ZY, 7.500%, 10/15/30	47
326	Series 2293, Class ZA, 6.000%, 03/15/31	370
1	Series 2297, Class NB, 6.000%, 03/15/16	1
48	Series 2310, Class Z, 6.000%, 04/15/31	55
21	Series 2313, Class LA, 6.500%, 05/15/31	24
171	Series 2325, Class JO, PO, 06/15/31	152
491	Series 2330, Class PE, 6.500%, 06/15/31	547
25	Series 2344, Class QG, 6.000%, 08/15/16	26

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
15	Series 2368, Class TG, 6.000%, 10/15/16	16
65	Series 2394, Class MC, 6.000%, 12/15/16	66
25	Series 2399, Class PG, 6.000%, 01/15/17	25
300	Series 2410, Class QB, 6.250%, 02/15/32	328
1,590	Series 2427, Class GE, 6.000%, 03/15/32	1,804
1,250	Series 2430, Class WF, 6.500%, 03/15/32	1,449
247	Series 2466, Class DH, 6.500%, 06/15/32	283
852	Series 2530, Class SK, IF, IO, 7.902%, 06/15/29	209
90	Series 2534, Class SI, HB, IF, 20.546%, 02/15/32	135
676	Series 2543, Class YX, 6.000%, 12/15/32	760
431	Series 2557, Class HL, 5.300%, 01/15/33	479
663	Series 2586, Class IO, IO, 6.500%, 03/15/33	82
207	Series 2594, Class IV, IO, 7.000%, 03/15/32	28
495	Series 2610, Class UI, IO, 6.500%, 05/15/33	90
578	Series 2636, Class Z, 4.500%, 06/15/18	602
48	Series 2643, Class SA, HB, IF, 44.216%, 03/15/32	93
29	Series 2650, Class PO, PO, 12/15/32	29
43	Series 2650, Class SO, PO, 12/15/32	42
229	Series 2656, Class AC, 6.000%, 08/15/33	250
503	Series 2656, Class PE, 4.500%, 07/15/18	522
701	Series 2699, Class W, 5.500%, 11/15/33	764
13	Series 2707, Class KJ, 5.000%, 11/15/18	14
705	Series 2733, Class SB, IF, 7.832%, 10/15/33	791
341	Series 2756, Class NA, 5.000%, 02/15/24	363
92	Series 2764, Class S, IF, 13.256%, 07/15/33	111
304	Series 2801, Class JN, 5.000%, 06/15/33	310
726	Series 2845, Class QH, 5.000%, 08/15/34	798
555	Series 2864, Class NS, IF, IO, 6.902%, 09/15/34	63
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,702
83	Series 2934, Class CI, 5.000%, 01/15/34	84
71	Series 2980, Class QB, 6.500%, 05/15/35	83
591	Series 2989, Class TG, 5.000%, 06/15/25	638
120	Series 2990, Class SL, HB, IF, 23.769%, 06/15/34	167
1,313	Series 2994, Class SC, IF, IO, 5.402%, 02/15/33	91
287	Series 2995, Class FT, VAR, 0.448%, 05/15/29	286

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,046	Series 3005, Class ED, 5.000%, 07/15/25	1,136
54	Series 3005, Class PV, IF, 12.418%, 10/15/33	64
452	Series 3028, Class ME, 5.000%, 02/15/34	460
403	Series 3031, Class BN, HB, IF, 21.104%, 08/15/35	618
787	Series 3059, Class B, 5.000%, 02/15/35	807
260	Series 3064, Class OG, 5.500%, 06/15/34	271
6	Series 3068, Class AO, PO, 01/15/35	5
305	Series 3117, Class EO, PO, 02/15/36	277
104	Series 3134, Class PO, PO, 03/15/36	91
122	Series 3138, Class PO, PO, 04/15/36	112
540	Series 3152, Class MO, PO, 03/15/36	497
540	Series 3184, Class YO, PO, 03/15/36	473
2,950	Series 3187, Class Z, 5.000%, 07/15/36	3,248
112	Series 3189, Class PC, 6.000%, 08/15/35	113
1,319	Series 3201, Class IN, IF, IO, 6.052%, 08/15/36	213
2,226	Series 3202, Class HI, IF, IO, 6.452%, 08/15/36	397
469	Series 3219, Class PD, 6.000%, 11/15/35	488
451	Series 3274, Class B, 6.000%, 02/15/37	495
201	Series 3292, Class DO, PO, 03/15/37	185
994	Series 3305, Class IW, IF, IO, 6.252%, 04/15/37	152
52	Series 3306, Class TB, IF, 2.948%, 04/15/37	54
46	Series 3306, Class TC, IF, 2.408%, 04/15/37	47
128	Series 3331, Class PO, PO, 06/15/37	112
236	Series 3383, Class OP, PO, 11/15/37	217
5,096	Series 3409, Class DB, 6.000%, 01/15/38	5,666
369	Series 3531, Class SM, IF, IO, 5.902%, 05/15/39	47
74	Series 3542, Class TN, IF, 6.000%, 07/15/36	81
243	Series 3546, Class A, VAR, 1.952%, 02/15/39	245
495	Series 3572, Class JS, IF, IO, 6.602%, 09/15/39	81
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,210
1,436	Series 3609, Class SA, IF, IO, 6.142%, 12/15/39	327
512	Series 3610, Class CA, 4.500%, 12/15/39	558
186	Series 3611, Class PO, PO, 07/15/34	169
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,705
413	Series 3653, Class HJ, 5.000%, 04/15/40	453

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
6,982	Series 3677, Class PB, 4.500%, 05/15/40	7,640
741	Series 3737, Class DG, 5.000%, 10/15/30	807
944	Series 3747, Class HI, IO, 4.500%, 07/15/37	53
866	Series 3827, Class BD, 4.000%, 08/15/39	905
758	Series 3852, Class TP, IF, 5.500%, 05/15/41	811
581	Series 3855, Class AM, 6.500%, 11/15/36	647
496	Series 3890, Class ET, 5.500%, 11/15/23	542
4,407	Series 4030, Class IL, IO, 3.500%, 04/15/27	464
9,121	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,407
10,510	Series 4374, Class NC, SUB, 1.750%, 02/15/46	10,913
	Federal Home Loan Mortgage Corp. STRIPS,
306	Series 186, Class PO, PO, 08/01/27	285
8,239	Series 262, Class 35, 3.500%, 07/15/42	8,506
3,341	Series 279, Class 35, 3.500%, 09/15/42	3,506
9,194	Series 323, Class 300, 3.000%, 01/15/44	9,240
7,827	Series 334, Class 300, 3.000%, 08/15/44	7,853
716	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.061%, 10/25/37	725
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,429
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,812
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	649
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,220
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,748
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,065
8,935	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	9,442
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,702
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,564
21,417	Series 2015-M2, Class A3, VAR, 3.160%, 12/25/24	21,928
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	9,886
21,442	Series 2015-M5, Class A1, VAR, 2.965%, 03/25/25	21,631

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,214
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	11,691
	Federal National Mortgage Association Grantor Trust,
28,788	Series 2001-T12, Class IO, IO, VAR, 0.528%, 08/25/41	631
933	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,111
800	Series 2002-T19, Class A1, 6.500%, 07/25/42	928
645	Series 2002-T4, Class A2, 7.000%, 12/25/41	743
1,157	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,362
57,392	Series 2002-T4, Class IO, IO, VAR, 0.415%, 12/25/41	949
569	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	647
394	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	448
463	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	551
7,682	Series 2004-T3, Class 1IO4, IO, VAR, 0.587%, 02/25/44	151
	Federal National Mortgage Association REMIC,
3	Series 1988-13, Class C, 9.300%, 05/25/18	3
35	Series 1989-72, Class E, 9.350%, 10/25/19	39
2	Series 1989-98, Class H, 11.500%, 12/25/19	2
3	Series 1990-1, Class D, 8.800%, 01/25/20	3
3	Series 1990-110, Class H, 8.750%, 09/25/20	3
2	Series 1990-117, Class E, 8.950%, 10/25/20	3
30	Series 1991-141, Class PZ, 8.000%, 10/25/21	33
14	Series 1992-31, Class M, 7.750%, 03/25/22	16
17	Series 1992-79, Class Z, 9.000%, 06/25/22	19
11	Series 1992-101, Class J, 7.500%, 06/25/22	12
169	Series 1992-200, Class SK, HB, IF, 24.123%, 11/25/22	259
13	Series 1993-23, Class PZ, 7.500%, 03/25/23	14
99	Series 1993-56, Class PZ, 7.000%, 05/25/23	111

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
52	Series 1993-60, Class Z, 7.000%, 05/25/23	57
99	Series 1993-79, Class PL, 7.000%, 06/25/23	110
194	Series 1993-141, Class Z, 7.000%, 08/25/23	215
87	Series 1993-149, Class M, 7.000%, 08/25/23	99
243	Series 1993-160, Class ZA, 6.500%, 09/25/23	266
32	Series 1993-165, Class SA, IF, 19.372%, 09/25/23	45
4	Series 1993-205, Class H, PO, 09/25/23	3
29	Series 1993-247, Class SM, HB, IF, 27.916%, 12/25/23	49
35	Series 1993-255, Class E, 7.100%, 12/25/23	39
330	Series 1994-29, Class Z, 6.500%, 02/25/24	372
48	Series 1994-65, Class PK, PO, 04/25/24	45
213	Series 1995-4, Class Z, 7.500%, 10/25/22	239
649	Series 1995-19, Class Z, 6.500%, 11/25/23	746
57	Series 1997-11, Class E, 7.000%, 03/18/27	66
222	Series 1997-20, Class D, 7.000%, 03/17/27	258
22	Series 1997-27, Class J, 7.500%, 04/18/27	24
599	Series 1997-37, Class SM, IF, IO, 7.801%, 12/25/22	91
345	Series 1997-42, Class EG, 8.000%, 07/18/27	396
287	Series 1997-63, Class ZA, 6.500%, 09/18/27	330
343	Series 1998-66, Class FB, VAR, 0.549%, 12/25/28	345
554	Series 1999-47, Class JZ, 8.000%, 09/18/29	635
213	Series 2000-8, Class Z, 7.500%, 02/20/30	255
220	Series 2001-4, Class PC, 7.000%, 03/25/21	238
265	Series 2001-14, Class Z, 6.000%, 05/25/31	302
336	Series 2001-16, Class Z, 6.000%, 05/25/31	382
268	Series 2001-36, Class ST, IF, IO, 8.301%, 11/25/30	79
729	Series 2001-72, Class SB, IF, IO, 7.301%, 12/25/31	172
1,439	Series 2001-81, Class HE, 6.500%, 01/25/32	1,664
15	Series 2002-11, Class QG, 5.500%, 03/25/17	15
111	Series 2002-19, Class SC, IF, 13.829%, 03/17/32	150

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
46	Series 2002-55, Class QE, 5.500%, 09/25/17	47
1,676	Series 2002-56, Class PE, 6.000%, 09/25/32	1,903
67	Series 2002-63, Class KC, 5.000%, 10/25/17	69
29	Series 2002-73, Class AN, 5.000%, 11/25/17	30
1,133	Series 2002-86, Class PG, 6.000%, 12/25/32	1,292
240	Series 2003-14, Class EH, IF, IO, 7.401%, 03/25/18	17
716	Series 2003-17, Class EQ, 5.500%, 03/25/23	780
210	Series 2003-18, Class GT, 5.000%, 03/25/18	218
774	Series 2003-22, Class Z, 6.000%, 04/25/33	853
888	Series 2003-47, Class PE, 5.750%, 06/25/33	1,005
196	Series 2003-64, Class KS, IF, 9.400%, 07/25/18	211
64	Series 2003-64, Class SX, IF, 13.279%, 07/25/33	78
18	Series 2003-91, Class SD, IF, 12.168%, 09/25/33	22
84	Series 2004-8, Class GD, 4.500%, 10/25/32	85
292	Series 2004-72, Class F, VAR, 0.699%, 09/25/34	296
43	Series 2005-42, Class PS, IF, 16.502%, 05/25/35	56
25	Series 2005-51, Class MO, PO, 06/25/35	23
1,997	Series 2005-53, Class CS, IF, IO, 6.501%, 06/25/35	455
201	Series 2005-65, Class KO, PO, 08/25/35	178
1,161	Series 2005-72, Class WS, IF, IO, 6.551%, 08/25/35	193
438	Series 2005-84, Class XM, 5.750%, 10/25/35	475
82	Series 2005-87, Class PE, 5.000%, 12/25/33	82
160	Series 2005-90, Class ES, IF, 16.377%, 10/25/35	207
1,037	Series 2005-97, Class B, 5.500%, 11/25/35	1,087
172	Series 2005-106, Class US, HB, IF, 23.836%, 11/25/35	262
61	Series 2005-116, Class PB, 6.000%, 04/25/34	62
773	Series 2006-9, Class KZ, 6.000%, 03/25/36	873

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
690	Series 2006-20, Class IB, IF, IO, 6.391%, 04/25/36	116
338	Series 2006-22, Class AO, PO, 04/25/36	310
1,741	Series 2006-27, Class OB, PO, 04/25/36	1,541
229	Series 2006-27, Class OH, PO, 04/25/36	215
167	Series 2006-59, Class QO, PO, 01/25/33	164
150	Series 2006-61, Class AP, 6.000%, 08/25/35	156
924	Series 2006-77, Class PC, 6.500%, 08/25/36	1,058
393	Series 2006-110, Class PO, PO, 11/25/36	355
328	Series 2006-114, Class HD, 5.500%, 10/25/35	337
296	Series 2006-128, Class PO, PO, 01/25/37	265
326	Series 2007-10, Class Z, 6.000%, 02/25/37	357
361	Series 2007-22, Class SC, IF, IO, 5.881%, 03/25/37	57
10,570	Series 2007-54, Class IB, IF, IO, 6.211%, 06/25/37	1,529
157	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	22
359	Series 2007-71, Class GZ, 6.000%, 07/25/47	394
5,131	Series 2007-109, Class YI, IF, IO, 6.251%, 12/25/37	812
1,915	Series 2008-62, Class SM, IF, IO, 6.001%, 07/25/38	231
2,506	Series 2008-91, Class SI, IF, IO, 5.801%, 03/25/38	320
398	Series 2008-93, Class AM, 5.500%, 06/25/37	424
188	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	8
268	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	17
693	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	41
832	Series 2009-29, Class LA, VAR, 1.757%, 05/25/39	769
828	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	131
2,529	Series 2009-89, Class A1, 5.410%, 05/25/35	2,653
1,440	Series 2009-112, Class ST, IF, IO, 6.051%, 01/25/40	228
946	Series 2009-112, Class SW, IF, IO, 6.051%, 01/25/40	150
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,526

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,021	Series 2010-35, Class SB, IF, IO, 6.221%, 04/25/40	333
368	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	19
655	Series 2010-49, Class SC, IF, 12.261%, 03/25/40	786
2,332	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	412
467	Series 2010-111, Class AE, 5.500%, 04/25/38	497
705	Series 2011-19, Class ZY, 6.500%, 07/25/36	806
923	Series 2011-22, Class MA, 6.500%, 04/25/38	1,030
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,537
6,033	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	690
10,886	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,659
18,260	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,640
16	Series G-29, Class O, 8.500%, 09/25/21	18
6	Series G92-30, Class Z, 7.000%, 06/25/22	6
17	Series G92-62, Class B, PO, 10/25/22	16
	Federal National Mortgage Association REMIC Trust,
482	Series 2001-W3, Class A, VAR, 6.848%, 09/25/41	548
5,975	Series 2002-W10, Class IO, IO, VAR, 0.939%, 08/25/42	121
11,294	Series 2002-W7, Class IO1, IO, VAR, 0.922%, 06/25/29	363
190	Series 2003-W4, Class 2A, VAR, 6.383%, 10/25/42	221
23,397	Series 2004-W11, Class 1IO1, IO, VAR, 0.359%, 05/25/44	307
556	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	583
	Federal National Mortgage Association STRIPS,
1,591	Series 203, Class 2, IO, 8.000%, 02/25/23	347
269	Series 266, Class 2, IO, 7.500%, 08/25/24	49
1,564	Series 313, Class 1, PO, 06/25/31	1,424
283	Series 348, Class 30, IO, 5.500%, 12/25/18	18
272	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	18
272	Series 356, Class 42, IO, 5.500%, 12/25/19	21

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
472	Series 380, Class S36, IF, IO, 7.701%, 07/25/37	97
283	Series 383, Class 68, IO, 6.500%, 09/25/37	61
420	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	90
149	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	36
	Federal National Mortgage Association Trust,
22	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	24
297	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	323
535	Series 2004-W2, Class 1A, 6.000%, 02/25/44	586
145	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	168
379	Series 2004-W8, Class 3A, 7.500%, 06/25/44	445
730	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	838
583	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	665
	Government National Mortgage Association,
87	Series 1997-7, Class ZA, 9.000%, 05/16/27	99
15	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	17
182	Series 2000-9, Class Z, 8.000%, 06/20/30	217
1,465	Series 2002-4, Class TD, 7.000%, 01/20/32	1,754
894	Series 2002-13, Class QA, IF, IO, 7.852%, 02/16/32	222
27	Series 2002-47, Class HM, 6.000%, 07/16/32	30
2,622	Series 2002-68, Class SC, IF, IO, 5.502%, 10/16/32	505
1,293	Series 2002-84, Class PH, 6.000%, 11/16/32	1,484
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,310
144	Series 2003-52, Class SB, IF, 11.204%, 06/16/33	174
528	Series 2003-79, Class PV, 5.500%, 10/20/23	545
2,364	Series 2003-101, Class SK, IF, IO, 6.362%, 10/17/33	503
240	Series 2004-2, Class SA, IF, 19.842%, 01/16/34	399
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,280

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
27	Series 2004-73, Class AE, IF, 14.448%, 08/17/34	33
1,340	Series 2004-86, Class SP, IF, IO, 5.897%, 09/20/34	165
962	Series 2004-90, Class SI, IF, IO, 5.897%, 10/20/34	151
2,030	Series 2004-105, Class SN, IF, IO, 5.897%, 12/20/34	361
160	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	33
1,805	Series 2006-23, Class S, IF, IO, 6.297%, 01/20/36	164
1,754	Series 2006-26, Class S, IF, IO, 6.297%, 06/20/36	295
434	Series 2006-33, Class PK, 6.000%, 07/20/36	488
2,412	Series 2007-7, Class EI, IF, IO, 5.997%, 02/20/37	383
1,195	Series 2007-9, Class CI, IF, IO, 5.997%, 03/20/37	199
1,851	Series 2007-16, Class KU, IF, IO, 6.447%, 04/20/37	309
163	Series 2007-17, Class JO, PO, 04/16/37	150
1,105	Series 2007-22, Class PK, 5.500%, 04/20/37	1,277
2,380	Series 2007-24, Class SA, IF, IO, 6.307%, 05/20/37	406
586	Series 2007-26, Class SC, IF, IO, 5.997%, 05/20/37	93
480	Series 2007-67, Class SI, IF, IO, 6.307%, 11/20/37	82
110	Series 2008-29, Class PO, PO, 02/17/33	106
226	Series 2008-34, Class OC, PO, 06/20/37	165
886	Series 2008-40, Class PS, IF, IO, 6.302%, 05/16/38	151
1,643	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	303
80	Series 2008-43, Class NA, 5.500%, 11/20/37	84
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,884
3,666	Series 2008-50, Class SA, IF, IO, 6.027%, 06/20/38	579
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,726
1,218	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	215
2,264	Series 2009-16, Class SJ, IF, IO, 6.597%, 05/20/37	414

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
1,039	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	156
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	86
1,428	Series 2009-77, Class CS, IF, IO, 6.802%, 06/16/38	167
406	Series 2009-79, Class OK, PO, 11/16/37	348
331	Series 2009-81, Class A, 5.750%, 09/20/36	367
1,101	Series 2009-106, Class XL, IF, IO, 6.547%, 06/20/37	209
1,429	Series 2010-4, Class SB, IF, IO, 6.302%, 08/16/39	137
164	Series 2010-14, Class QP, 6.000%, 12/20/39	173
610	Series 2010-31, Class SK, IF, IO, 5.897%, 11/20/34	94
5,032	Series 2010-61, Class PC, 4.500%, 02/20/37	5,171
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,541
1,036	Series 2010-157, Class OP, PO, 12/20/40	916
10,538	Series 2012-H11, Class FA, VAR, 0.888%, 02/20/62	10,603
4,960	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,960
8,406	Series 2013-H20, Class FB, VAR, 1.188%, 08/20/63	8,569
10,117	Series 2013-H23, Class FA, VAR, 1.488%, 09/20/63	10,416
9,784	Series 2015-H02, Class HA, 2.500%, 01/20/65	9,846
12,671	Series 2015-H04, Class FL, VAR, 0.658%, 02/20/65	12,671
185	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	187
	Vendee Mortgage Trust,
670	Series 1996-2, Class 1Z, 6.750%, 06/15/26	768
1,727	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,064
240	Series 1999-1, Class 2Z, 6.500%, 01/15/29	273

		397,569

	Non-Agency CMO — 2.7%
161	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.429%, 09/25/35	154
1,388	Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,374
	Alternative Loan Trust,
126	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	131

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
1,222		Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,287
—	(h)	Series 2004-J13, Class 1A4, SUB, 5.530%, 02/25/35	—	(h)
607		Series 2005-23CB, Class A2, 5.500%, 07/25/35	592
3,185		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,913
1,081		Series 2005-86CB, Class A11, 5.500%, 02/25/36	992
65		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	66
278		Series 2006-26CB, Class A9, 6.500%, 09/25/36	243
		American General Mortgage Loan Trust,
289		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	298
633		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	640
300		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	311
		Banc of America Alternative Loan Trust,
317		Series 2003-11, Class 2A1, 6.000%, 01/25/34	330
626		Series 2004-1, Class 1A1, 6.000%, 02/25/34	665
208		Series 2004-6, Class 4A1, 5.000%, 07/25/19	214
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,404
159		Series 2005-7, Class 30PO, PO, 11/25/35	129
770		Series 2005-E, Class 4A1, VAR, 2.733%, 03/20/35	766
		Banc of America Mortgage Trust,
519		Series 2003-3, Class 1A7, 5.500%, 05/25/33	534
228		Series 2003-4, Class 1B1, 5.500%, 06/25/33	218
62		Series 2003-7, Class A2, 4.750%, 09/25/18	63
93		Series 2004-2, Class 2A4, 5.500%, 03/25/34	92
196		Series 2004-5, Class 3A3, 5.000%, 06/25/19	199
55		Series 2004-5, Class 4A1, 4.750%, 06/25/19	55
54		Series 2004-8, Class XPO, PO, 10/25/34	46
1		Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
384	Series 2004-F, Class 1A1, VAR, 2.676%, 07/25/34	389
38	Series 2005-1, Class 15PO, PO, 02/25/20	34
328	Series 2005-1, Class 1A17, 5.500%, 02/25/35	305
215	Series 2005-1, Class 2A1, 5.000%, 02/25/20	220
42	Series 2005-10, Class 15PO, PO, 11/25/20	37
48	Series 2005-11, Class 15PO, PO, 12/25/20	45
	BCAP LLC Trust,
110	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	117
370	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	375
147	Series 2010-RR7, Class 16A1, VAR, 0.868%, 02/26/47 (e)	147
111	Series 2010-RR8, Class 3A3, VAR, 2.738%, 05/26/35 (e)	111
1,256	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,269
4,506	Series 2015-RR4, Class 1A1, VAR, 1.189%, 09/11/38 (e)	4,230
161	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.503%, 10/25/33	161
4	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.349%, 03/25/31	4
2,516	Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.558%, 07/25/37	2,537
	CHL Mortgage Pass-Through Trust,
368	Series 2004-3, Class A25, 5.750%, 04/25/34	374
349	Series 2004-4, Class A13, 5.250%, 05/25/34	354
473	Series 2004-5, Class 2A9, 5.250%, 05/25/34	489
317	Series 2004-8, Class 2A1, 4.500%, 06/25/19	325
225	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	229
929	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	948
761	Series 2005-22, Class 2A1, VAR, 2.486%, 11/25/35	645
90	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	93

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,389
262	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	267
	Citigroup Mortgage Loan Trust, Inc.,
11	Series 2003-UST1, Class PO3, PO, 12/25/18	11
181	Series 2004-HYB4, Class AA, VAR, 0.529%, 12/25/34	157
282	Series 2004-UST1, Class A3, VAR, 2.219%, 08/25/34	282
271	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	275
	Credit Suisse First Boston Mortgage Securities Corp.,
135	Series 2003-29, Class 8A1, 6.000%, 11/25/18	140
1,186	Series 2004-4, Class 5A4, IF, IO, 7.351%, 08/25/34	159
444	Series 2005-1, Class 1A16, 5.500%, 02/25/35	459
88	Series 2005-7, Class 5A1, 4.750%, 08/25/20	88
311	Series 2005-10, Class 10A4, 6.000%, 11/25/35	210
621	Series 2005-10, Class 6A13, 5.500%, 11/25/35	533
187	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	192
	CSMC Trust,
1,021	Series 2010-16, Class A3, VAR, 3.825%, 06/25/50 (e)	1,026
3,311	Series 2010-11R, Class A6, VAR, 1.187%, 06/28/47 (e)	3,192
66	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	48
375	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	378
149	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	149
725	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.197%, 09/25/34	708
	First Horizon Mortgage Pass-Through Trust,
593	Series 2004-AR6, Class 2A1, VAR, 2.630%, 12/25/34	595

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
239	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	240
	GMACM Mortgage Loan Trust,
315	Series 2003-J10, Class A1, 4.750%, 01/25/19	315
201	Series 2004-J5, Class A7, 6.500%, 01/25/35	212
369	Series 2005-AR3, Class 3A4, VAR, 2.944%, 06/19/35	363
	GSR Mortgage Loan Trust,
226	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	232
378	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	391
379	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	408
250	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	259
69	Series 2005-5F, Class 8A1, VAR, 0.699%, 06/25/35	67
40	Series 2005-5F, Class 8A3, VAR, 0.699%, 06/25/35	39
372	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	352
3,170	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	3,127
	Impac CMB Trust,
864	Series 2004-10, Class 3A1, VAR, 0.899%, 03/25/35	782
534	Series 2004-10, Class 3A2, VAR, 0.999%, 03/25/35	460
15	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	15
	JP Morgan Mortgage Trust,
806	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	830
834	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	850
451	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	458
701	Series 2006-A2, Class 4A1, VAR, 2.719%, 08/25/34	703
536	Series 2006-A2, Class 5A3, VAR, 2.478%, 11/25/33	537
176	Series 2007-A1, Class 5A2, VAR, 2.596%, 07/25/35	179

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
110	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.935%, 08/26/35 (e)	110
166	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.684%, 04/21/34	167
	MASTR Alternative Loan Trust,
163	Series 2003-7, Class 4A3, 8.000%, 11/25/18	170
137	Series 2003-8, Class 3A1, 5.500%, 12/25/33	146
205	Series 2003-9, Class 5A1, 4.500%, 12/25/18	208
745	Series 2004-6, Class 6A1, 6.500%, 07/25/34	762
694	Series 2004-6, Class 7A1, 6.000%, 07/25/34	706
94	Series 2004-7, Class 30PO, PO, 08/25/34	72
62	Series 2004-7, Class 3A1, 6.500%, 08/25/34	65
268	Series 2004-8, Class 6A1, 5.500%, 09/25/19	276
362	Series 2004-10, Class 1A1, 4.500%, 09/25/19	367
116	Series 2004-11, Class 8A3, 5.500%, 10/25/19	117
20	Series 2005-1, Class 5A1, 5.500%, 01/25/20	21
	MASTR Asset Securitization Trust,
26	Series 2003-6, Class 8A1, 5.500%, 07/25/33	27
120	Series 2003-10, Class 3A1, 5.500%, 11/25/33	124
28	Series 2003-11, Class 10A1, 5.000%, 12/25/18	28
55	Series 2003-11, Class 3A1, 4.500%, 12/25/18	56
21	Series 2004-6, Class 15PO, PO, 07/25/19	21
150	Series 2004-6, Class 3A1, 5.250%, 07/25/19	152
85	Series 2004-6, Class 4A1, 5.000%, 07/25/19	86
26	Series 2004-8, Class PO, PO, 08/25/19	24
48	Series 2004-10, Class 1A1, 4.500%, 10/25/19	48
440	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	466
160	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	128

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
	Merrill Lynch Mortgage Investors Trust,
422	Series 2004-C, Class A2, VAR, 1.044%, 07/25/29	402
507	Series 2004-D, Class A3, VAR, 2.098%, 09/25/29	506
	Morgan Stanley Mortgage Loan Trust,
664	Series 2004-3, Class 4A, VAR, 5.683%, 04/25/34	700
308	Series 2004-7AR, Class 2A6, VAR, 2.464%, 09/25/34	308
	MortgageIT Trust,
3,920	Series 2004-2, Class A1, VAR, 0.939%, 12/25/34	3,805
265	Series 2005-1, Class 1A1, VAR, 0.839%, 02/25/35	259
218	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	218
337	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.479%, 02/25/35	336
6,954	Opteum Mortgage Acceptance Corp. Asset- Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 0.519%, 04/25/35	6,785
734	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	775
316	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	332
	RALI Trust,
208	Series 2003-QS14, Class A1, 5.000%, 07/25/18	211
1,832	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,924
415	Series 2004-QS3, Class CB, 5.000%, 03/25/19	424
3,519	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,320
	Residential Asset Securitization Trust,
270	Series 2003-A8, Class A1, 3.750%, 10/25/18	271
213	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	187
	RFMSI Trust,
129	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	129
291	Series 2005-SA4, Class 1A1, VAR, 2.832%, 09/25/35	243
2,188	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,072

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
52	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	53
53	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	53
1,056	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.269%, 09/20/34	1,021
	Springleaf Mortgage Loan Trust,
262	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	262
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,270
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,220
1,366	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,365
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,101
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,109
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,120
	Structured Adjustable Rate Mortgage Loan Trust,
445	Series 2004-14, Class 1A, VAR, 2.443%, 10/25/34	452
165	Series 2005-5, Class A1, VAR, 0.429%, 05/25/35	164
77	Series 2005-5, Class A2, VAR, 0.429%, 05/25/35	76
	Structured Asset Securities Corp.,
1,771	Series 2003-37A, Class 1A, VAR, 2.590%, 12/25/33	1,752
263	Series 2003-37A, Class 2A, VAR, 3.800%, 12/25/33	264
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,256	Series 2003-26A, Class 3A5, VAR, 2.456%, 09/25/33	3,249
321	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	328
172	Series 2004-7, Class 2A1, VAR, 5.513%, 05/25/24	177
	WaMu Mortgage Pass-Through Certificates Trust,
46	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	46
431	Series 2003-AR8, Class A, VAR, 2.489%, 08/25/33	442
289	Series 2003-AR9, Class 1A6, VAR, 2.468%, 09/25/33	292

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
2	Series 2003-S4, Class 3A, 5.500%, 06/25/33	2
1,010	Series 2004-AR11, Class A, VAR, 2.506%, 10/25/34	1,020
125	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	127
1,156	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	1,170
196	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	200
199	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	207
1,106	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,157
118	Series 2005-AR2, Class 2A21, VAR, 0.529%, 01/25/45	109
1,140	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,045
619	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	653
247	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	243
	Wells Fargo Mortgage-Backed Securities Trust,
493	Series 2003-D, Class A1, VAR, 2.502%, 02/25/33	489
217	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	218
135	Series 2004-B, Class A1, VAR, 2.492%, 02/25/34	135
182	Series 2004-DD, Class 2A8, VAR, 2.616%, 01/25/35	173
184	Series 2004-EE, Class 3A1, VAR, 2.624%, 12/25/34	186
254	Series 2004-EE, Class 3A2, VAR, 2.624%, 12/25/34	256
567	Series 2004-K, Class 1A2, VAR, 2.742%, 07/25/34	568
59	Series 2004-Q, Class 1A3, VAR, 2.730%, 09/25/34	59
195	Series 2004-Q, Class 2A2, VAR, 2.716%, 09/25/34	193
768	Series 2004-U, Class A1, VAR, 2.656%, 10/25/34	767
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,193
804	Series 2005-AR16, Class 2A1, VAR, 2.601%, 02/25/34	814

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
4,204	Series 2005-AR3, Class 1A1, VAR, 2.723%, 03/25/35	4,235

		115,820

	Total Collateralized Mortgage Obligations (Cost $504,237)	513,389

Commercial Mortgage-Backed Securities — 7.0%
	A10 Securitization LLC,
507	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	508
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	3,005
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,657
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,975
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,038
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	6,030
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,172
3,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.598%, 08/15/31 (e)	3,331
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,982
	Banc of America Commercial Mortgage Trust,
166	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	166
2,904	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,957
3,534	Series 2006-5, Class A4, 5.414%, 09/10/47	3,614
4,000	Series 2007-2, Class AM, VAR, 5.792%, 04/10/49	4,206
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
553	Series 2005-1, Class AJ, VAR, 5.515%, 11/10/42	552
190	Series 2005-3, Class AM, 4.727%, 07/10/43	191
438	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.666%, 06/24/50 (e)	455
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	9,624
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,058

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Bear Stearns Commercial Mortgage Securities Trust,
2,272	Series 2006-PW11, Class A4, VAR, 5.596%, 03/11/39	2,283
57	Series 2006-PW12, Class A4, VAR, 5.901%, 09/11/38	58
222	Series 2006-T24, Class A4, 5.537%, 10/12/41	229
4,000	Series 2007-PW16, Class AM, VAR, 5.895%, 06/11/40	4,213
5,700	Series 2007-PW17, Class AMFL, VAR, 0.877%, 06/11/50 (e)	5,594
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 4.058%, 03/10/33 (e)	4,640
19,124	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.247%, 05/15/35	417
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.337%, 07/15/44	7,697
225	Series 2005-CD1, Class AM, VAR, 5.337%, 07/15/44	224
75,304	Series 2007-CD4, Class XC, IO, VAR, 0.367%, 12/11/49 (e)	320
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.760%, 12/15/47 (e)	5,429
2,650	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, VAR, 1.248%, 06/15/33 (e)	2,624
	COBALT CMBS Commercial Mortgage Trust,
2,999	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,094
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,574
	COMM Mortgage Trust,
1,957	Series 2012-CR2, Class XA, IO, VAR, 2.044%, 08/15/45	177
7,000	Series 2013-CR9, Class D, VAR, 4.400%, 07/10/45 (e)	6,569
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,163
4,850	Series 2014-KYO, Class A, VAR, 1.092%, 06/11/27 (e)	4,837
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/48	8,236
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,054
7,402	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	7,597

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
18,350	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 2.966%, 06/25/40 (e)	2,321
	Credit Suisse Commercial Mortgage Trust,
1,342	Series 2006-C2, Class A3, VAR, 5.860%, 03/15/39	1,352
119,411	Series 2007-C2, Class AX, IO, VAR, 0.216%, 01/15/49 (e)	188
1,297	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	1,329
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	12,584
5,000	CSMC Trust, Series 2014-ICE, Class C, VAR, 1.748%, 04/15/27 (e)	4,978
18,197	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.561%, 07/10/44 (e)	707
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	15,814
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,584
72,999	Series K708, Class X1, IO, VAR, 1.617%, 01/25/19	3,211
244	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	244
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	913
	GS Mortgage Securities Trust,
325	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	325
5,000	Series 2011-GC5, Class D, VAR, 5.475%, 08/10/44 (e)	5,150
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	810
	JP Morgan Chase Commercial Mortgage Securities Trust,
907	Series 2005-CB11, Class AJ, VAR, 5.588%, 08/12/37	907
35,014	Series 2005-CB11, Class X1, IO, VAR, 0.081%, 08/12/37 (e)	49
853	Series 2005-CB13, Class A4, VAR, 5.449%, 01/12/43	853
149,750	Series 2005-LDP5, Class X1, IO, VAR, 0.114%, 12/15/44 (e)	62
66,348	Series 2006-CB15, Class X1, IO, VAR, 0.414%, 06/12/43	115
1,224	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,262

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

446	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	449
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	935
15,929	Series 2006-LDP8, Class X, IO, VAR, 0.688%, 05/15/45	64
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,997
9,650	Series 2010-C2, Class XA, IO, VAR, 1.946%, 11/15/43 (e)	502
	LB-UBS Commercial Mortgage Trust,
162	Series 2006-C1, Class A4, 5.156%, 02/15/31	162
1,003	Series 2006-C4, Class A4, VAR, 6.028%, 06/15/38	1,023
559	Series 2006-C6, Class A4, 5.372%, 09/15/39	575
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,177
4,560	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,767
2,873	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,096
	Merrill Lynch Mortgage Trust,
448	Series 2005-CKI1, Class AM, VAR, 5.523%, 11/12/37	447
967	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	968
1,750	Series 2005-LC1, Class AJ, VAR, 5.538%, 01/12/44	1,763
2,000	Series 2005-LC1, Class AM, VAR, 5.479%, 01/12/44	2,011
1,755	Series 2006-C1, Class A4, VAR, 5.865%, 05/12/39	1,772
	ML-CFC Commercial Mortgage Trust,
1,437	Series 2006-1, Class A4, VAR, 5.656%, 02/12/39	1,448
216	Series 2006-4, Class A3, 5.172%, 12/12/49	223
81,800	Series 2006-4, Class XC, IO, VAR, 0.799%, 12/12/49 (e)	501
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	11,773
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,719
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,055
149	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	149
1,575	Series 2006-T23, Class AM, VAR, 6.009%, 08/12/41	1,629

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
69,405	Series 2007-HQ11, Class X, IO, VAR, 0.386%, 02/12/44 (e)	175
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	742
	Morgan Stanley Re-REMIC Trust,
2,145	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,139
604	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	603
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,336
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.191%, 08/25/29 (e)	2,826
3,451	PFP III Ltd., (Cayman Islands), Series 2015-2, Class D, VAR, 4.194%, 07/14/34 (e)	3,451
4,904	RAIT Trust, Series 2014-FL3, Class B, VAR, 2.848%, 12/15/31 (e)	4,873
1,067	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,087
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.727%, 05/10/45 (e)	9,910
8,779	Series 2012-C1, Class XA, IO, VAR, 2.429%, 05/10/45 (e)	920
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,254
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,611
17,061	Series 2012-C2, Class XA, IO, VAR, 1.885%, 05/10/63 (e)	1,171
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,299
	Wachovia Bank Commercial Mortgage Trust,
113	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	113
180	Series 2006-C25, Class A4, VAR, 5.898%, 05/15/43	182
2,788	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	2,845
84,685	Series 2007-C30, Class XC, IO, VAR, 0.683%, 12/15/43 (e)	534
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	7,760
370	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	370
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,709

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

6,640	Series 2013-C11, Class D, VAR, 4.320%, 03/15/45 (e)	6,329

	Total Commercial Mortgage-Backed Securities (Cost $303,820)	299,752

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
103	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—	(h)

	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
332	Upstate New York Power Producers, Inc., (PIK), 20.000%, 06/15/17 (e) (v)	631

	Total Convertible Bonds (Cost $435)	631

Corporate Bonds — 30.7%
	Consumer Discretionary — 3.9%
	Auto Components — 0.4%
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	306
1,425	6.625%, 10/15/22	1,453
47	Dana Holding Corp., 6.750%, 02/15/21	49
	Goodyear Tire & Rubber Co. (The),
575	6.500%, 03/01/21	609
1,175	7.000%, 05/15/22	1,248
575	8.250%, 08/15/20	600
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	2,052
1,000	5.875%, 02/01/22	1,010
2,015	6.000%, 08/01/20	2,085
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	311
1,180	4.950%, 07/02/64	1,036
890	5.700%, 03/01/41	954
250	MPG Holdco I, Inc., 7.375%, 10/15/22	262
1,748	Tenneco, Inc., 5.375%, 12/15/24	1,805
	ZF North America Capital, Inc.,
1,189	4.000%, 04/29/20 (e)	1,189
576	4.500%, 04/29/22 (e)	558
841	4.750%, 04/29/25 (e)	797

		16,324

	Automobiles — 0.3%
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,495
560	8.500%, 01/18/31	816

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Automobiles — continued
1,537	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,649
	Fiat Chrysler Automobiles N.V., (Netherlands),
1,470	4.500%, 04/15/20	1,471
708	5.250%, 04/15/23	700
	General Motors Co.,
1,425	5.000%, 04/01/35	1,338
1,425	5.200%, 04/01/45	1,342
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	994
657	4.250%, 11/15/19 (e)	653
150	5.625%, 02/01/23 (e)	150
	Motors Liquidation Co.,
120	5.250%, 03/06/32	—	(h)
385	6.250%, 07/15/33	—	(h)
21	7.250%, 04/15/41	—	(h)
1	7.250%, 07/15/41	—	(h)
42	7.250%, 02/15/52	—	(h)
55	7.375%, 05/15/48	—	(h)
1	7.375%, 10/01/51	—	(h)
2,500	7.700%, 04/15/16 (d)	—	(h)

		10,608

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	420

	Diversified Consumer Services — 0.1%
	Service Corp. International,
725	5.375%, 05/15/24	754
963	7.625%, 10/01/18	1,079
2,300	8.000%, 11/15/21	2,679

		4,512

	Hotels, Restaurants & Leisure — 0.4%
250	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 4.625%, 01/15/22 (e)	251
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	288
850	Choice Hotels International, Inc., 5.750%, 07/01/22	914
574	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	336
435	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	422
1,505	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	1,561
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	448

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Hotels, Restaurants & Leisure — continued
	MGM Resorts International,
1,805	6.000%, 03/15/23	1,832
1,995	6.625%, 12/15/21	2,120
280	6.750%, 10/01/20	298
115	8.625%, 02/01/19	129
825	11.375%, 03/01/18	969
207	Real Mex Restaurants, Inc., 7.000%, 03/21/16	207
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	588
408	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	400
1,165	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,191
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	888
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	886
1,573	Starbucks Corp., 2.700%, 06/15/22	1,572
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
800	5.375%, 03/15/22	778
1,290	5.500%, 03/01/25 (e)	1,193
1,096	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	997

		18,268

	Household Durables — 0.3%
178	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	178
775	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	752
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	992
600	4.750%, 02/15/23	603
	Lennar Corp.,
1,618	4.500%, 06/15/19	1,654
286	4.500%, 11/15/19	293
500	4.750%, 11/15/22	497
1,250	4.750%, 05/30/25	1,213
270	6.950%, 06/01/18	293
1,015	Series B, 12.250%, 06/01/17	1,172
1,124	M/I Homes, Inc., 8.625%, 11/15/18	1,162
565	Meritage Homes Corp., 7.000%, 04/01/22	603
	Standard Pacific Corp.,
207	5.875%, 11/15/24	212
790	8.375%, 01/15/21	928
166	10.750%, 09/15/16	181

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Household Durables — continued
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	413
879	5.875%, 02/15/22	945
324	WCI Communities, Inc., 6.875%, 08/15/21	339

		12,430

	Internet & Catalog Retail — 0.1%
1,523	Amazon.com, Inc., 4.800%, 12/05/34	1,534
	QVC, Inc.,
1,000	4.450%, 02/15/25	934
170	5.125%, 07/02/22	172
3,012	SITEL LLC/Sitel Finance Corp., 11.500%, 04/01/18	3,102

		5,742

	Media — 1.8%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	738
800	7.750%, 01/20/24	1,004
200	7.850%, 03/01/39	276
147	8.875%, 04/26/23	194
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	10
2,726	Cablevision Systems Corp., 8.000%, 04/15/20	2,951
1,178	CBS Corp., 3.500%, 01/15/25	1,117
	CCO Safari II LLC,
3,132	4.464%, 07/23/22 (e)	3,117
242	4.908%, 07/23/25 (e)	240
8,430	6.384%, 10/23/35 (e)	8,587
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	218
209	Series B, 6.500%, 11/15/22	216
715	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	730
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	330
	Comcast Corp.,
2,819	4.200%, 08/15/34	2,756
2,405	4.600%, 08/15/45	2,453
240	6.300%, 11/15/17	265
435	6.500%, 11/15/35	541
177	6.550%, 07/01/39	226
1,516	CSC Holdings LLC, 6.750%, 11/15/21	1,590
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
210	3.800%, 03/15/22	208
2,202	3.950%, 01/15/25	2,135

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
320	5.000%, 03/01/21	343
580	6.000%, 08/15/40	596
946	Discovery Communications LLC, 4.950%, 05/15/42	817
	DISH DBS Corp.,
167	5.875%, 07/15/22	158
272	5.875%, 11/15/24	248
7,746	6.750%, 06/01/21	7,776
2,511	7.875%, 09/01/19	2,722
1,550	Gannett Co., Inc., 6.375%, 10/15/23	1,624
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,310
	iHeartCommunications, Inc.,
340	9.000%, 12/15/19	320
1,500	9.000%, 03/01/21	1,329
470	Liberty Interactive LLC, 8.250%, 02/01/30	477
810	NBCUniversal Media LLC, 5.950%, 04/01/41	975
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	665
2,352	5.000%, 04/15/22 (e)	2,320
	Numericable-SFR SAS, (France),
242	4.875%, 05/15/19 (e)	243
2,808	6.000%, 05/15/22 (e)	2,808
207	6.250%, 05/15/24 (e)	207
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
595	5.250%, 02/15/22	599
785	5.625%, 02/15/24 (e)	809
265	Quebecor, Inc., (Canada), 9.750%, 10/15/15 (d)	—	(h)
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,026
565	5.875%, 10/01/20 (e)	589
1,496	6.000%, 07/15/24 (e)	1,541
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,018
	TEGNA, Inc.,
295	4.875%, 09/15/21 (e)	291
1,184	5.125%, 07/15/20	1,226
585	5.500%, 09/15/24 (e)	579
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,029
280	4.700%, 10/15/19	304
200	6.500%, 07/15/18	225
774	Time Warner Cable, Inc., 7.300%, 07/01/38	821
660	Time Warner Cos., Inc., 7.570%, 02/01/24	802

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,214
	Time Warner, Inc.,
2,640	3.600%, 07/15/25	2,555
182	5.375%, 10/15/41	188
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
755	5.000%, 01/15/25 (e)	738
400	5.500%, 01/15/23 (e)	411
	Univision Communications, Inc.,
500	5.125%, 02/15/25 (e)	485
700	6.750%, 09/15/22 (e)	740
70	Viacom, Inc., 4.375%, 03/15/43	52
	Videotron Ltd., (Canada),
244	5.000%, 07/15/22	244
1,727	5.375%, 06/15/24 (e)	1,757
	Walt Disney Co. (The),
437	1.850%, 05/30/19	437
500	Series B, 5.875%, 12/15/17	551

		78,071

	Multiline Retail — 0.1%
1,282	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	1,343
4,000	Kohl’s Corp., 5.550%, 07/17/45	3,782

		5,125

	Specialty Retail — 0.3%
220	AutoNation, Inc., 5.500%, 02/01/20	241
431	Caleres, Inc., 6.250%, 08/15/23 (e)	435
747	Claire’s Stores, Inc., 8.875%, 03/15/19	316
500	CST Brands, Inc., 5.000%, 05/01/23	496
	Home Depot, Inc. (The),
1,000	2.000%, 06/15/19	1,003
734	2.625%, 06/01/22	722
	L Brands, Inc.,
400	5.625%, 02/15/22	429
3,500	5.625%, 10/15/23	3,727
1,600	8.500%, 06/15/19	1,884
	Lowe’s Cos., Inc.,
590	3.125%, 09/15/24	584
116	5.125%, 11/15/41	128
951	Series B, 7.110%, 05/15/37	1,252
660	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	653
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	460

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — continued
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	518
1,571	5.750%, 06/01/22	1,630

		14,478

	Textiles, Apparel & Luxury Goods — 0.1%
470	Levi Strauss & Co., 5.000%, 05/01/25	460
1,329	PVH Corp., 4.500%, 12/15/22	1,326

		1,786

	Total Consumer Discretionary	167,764

	Consumer Staples — 1.4%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	355
550	5.750%, 04/01/36	646
280	7.550%, 10/01/30	382
1,225	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	1,256
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	484
50	7.750%, 01/15/19	59
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,042
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	613
216	4.250%, 05/01/23	217
396	4.750%, 11/15/24	405
1,165	6.000%, 05/01/22	1,284
200	7.250%, 05/15/17	216
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	579
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,360
365	8.000%, 09/15/22	470
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	668
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	675
	PepsiCo, Inc.,
572	3.000%, 08/25/21	583
1,845	3.500%, 07/17/25	1,867
70	7.900%, 11/01/18	83

		13,244

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food & Staples Retailing — 0.4%
	CVS Health Corp.,
1,659	3.500%, 07/20/22	1,692
2,264	4.875%, 07/20/35	2,336
3,830	5.125%, 07/20/45	4,093
68	5.750%, 06/01/17	73
1,780	Ingles Markets, Inc., 5.750%, 06/15/23	1,820
	Kroger Co. (The),
215	6.400%, 08/15/17	234
1,162	7.500%, 04/01/31	1,490
300	Series B, 7.700%, 06/01/29	404
430	New Albertsons, Inc., 8.700%, 05/01/30	443
	Walgreens Boots Alliance, Inc.,
182	2.700%, 11/18/19	182
345	3.300%, 11/18/21	342
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	289
1,500	3.625%, 07/08/20	1,598
160	5.250%, 09/01/35	183
1,000	6.200%, 04/15/38	1,267
260	7.550%, 02/15/30	365

		16,811

	Food Products — 0.5%
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	335
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	783
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	156
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	352
800	3.300%, 03/01/22 (e)	823
200	6.000%, 11/27/17 (e)	218
360	6.625%, 09/15/37 (e)	472
1,000	7.350%, 03/06/19 (e)	1,177
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	329
135	3.250%, 09/15/22	129
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,528
	JBS USA LLC/JBS USA Finance, Inc.,
793	5.750%, 06/15/25 (e)	769
1,868	5.875%, 07/15/24 (e)	1,864
2,631	7.250%, 06/01/21 (e)	2,741
816	7.250%, 06/01/21 (e)	852
1,430	8.250%, 02/01/20 (e)	1,505
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	433
488	5.000%, 06/04/42	497

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Food Products — continued
599	6.125%, 08/23/18	665
575	6.875%, 01/26/39	704
	Kraft Heinz Foods Co.,
946	5.200%, 07/15/45 (e)	994
153	6.375%, 07/15/28	172
277	6.750%, 03/15/32	322
430	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	440
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	479
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	601
1,511	5.875%, 08/01/21 (e)	1,568
102	7.750%, 07/01/17	111

		22,019

	Household Products — 0.1%
2,063	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	2,009
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	578
1,000	6.125%, 08/01/17	1,092
536	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	646
525	Spectrum Brands, Inc., 6.125%, 12/15/24 (e)	546

		4,871

	Tobacco — 0.1%
3,575	Reynolds American, Inc., 5.850%, 08/15/45	3,850

	Total Consumer Staples	60,795

	Energy — 4.0%
	Energy Equipment & Services — 0.5%
303	Baker Hughes, Inc., 5.125%, 09/15/40	308
1,310	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	943
825	Ensco plc, (United Kingdom), 5.200%, 03/15/25	738
280	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	223
	Halliburton Co.,
250	7.450%, 09/15/39	329
275	7.600%, 08/15/96 (e)	346
700	8.750%, 02/15/21	881
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	444
100	2.600%, 12/01/22	91
	Noble Holding International Ltd., (Cayman Islands),
98	3.950%, 03/15/22	80

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy Equipment & Services — continued
1,418	6.950%, 04/01/45	1,150
255	Parker Drilling Co., 6.750%, 07/15/22	199
208	PHI, Inc., 5.250%, 03/15/19	178
2,893	Pioneer Energy Services Corp., 6.125%, 03/15/22	1,649
	Precision Drilling Corp., (Canada),
1,449	5.250%, 11/15/24	1,138
1,097	6.500%, 12/15/21	932
	Schlumberger Investment S.A., (Luxembourg),
219	3.300%, 09/14/21 (e)	223
1,210	3.650%, 12/01/23	1,234
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	681
1,597	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	1,178
	Transocean, Inc., (Cayman Islands),
1,195	6.500%, 11/15/20	985
5,836	6.875%, 12/15/21	4,654
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	598
1,440	Unit Corp., 6.625%, 05/15/21	1,240

		20,422

	Independent Power & Renewable Electricity Producers — 0.0% (g)
188	TerraForm Power Operating LLC, 6.125%, 06/15/25 (e)	177

	Oil, Gas & Consumable Fuels — 3.5%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	182
278	Anadarko Holding Co., 7.150%, 05/15/28	323
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	396
100	7.950%, 06/15/39	127
225	8.700%, 03/15/19	267
250	ANR Pipeline Co., 9.625%, 11/01/21	332
	Antero Resources Corp.,
235	5.125%, 12/01/22	213
930	5.375%, 11/01/21	855
450	6.000%, 12/01/20	430
775	Apache Corp., 6.900%, 09/15/18	874
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	256
300	5.625%, 06/01/24 (e)	250
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	205

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
589	1.375%, 05/10/18	582
1,545	2.750%, 05/10/23	1,468
385	3.245%, 05/06/22	382
1,800	3.535%, 11/04/24	1,764
612	3.814%, 02/10/24	616
515	4.750%, 03/10/19	561
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	278
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,048
	California Resources Corp.,
505	5.000%, 01/15/20	398
652	5.500%, 09/15/21	505
1,548	6.000%, 11/15/24	1,148
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	330
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	112
294	4.450%, 09/15/42	232
1,035	6.750%, 11/15/39	1,074
	Chesapeake Energy Corp.,
2,352	4.875%, 04/15/22	1,705
440	5.375%, 06/15/21	322
2,043	5.750%, 03/15/23	1,523
888	6.125%, 02/15/21	688
520	6.500%, 08/15/17	497
540	Chevron Corp., 2.355%, 12/05/22	512
	Cimarex Energy Co.,
875	4.375%, 06/01/24	842
440	5.875%, 05/01/22	462
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	390
1,243	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,192
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,042
1,875	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	1,505
	Concho Resources, Inc.,
450	5.500%, 10/01/22	442
945	6.500%, 01/15/22	964
1,460	7.000%, 01/15/21	1,489
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	279
	ConocoPhillips,
275	5.750%, 02/01/19	307
750	6.500%, 02/01/39	905
410	7.000%, 03/30/29	503

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	375
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22	336
790	8.000%, 04/01/23 (e)	596
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	374
364	6.125%, 03/01/22	331
568	6.250%, 04/01/23 (e)	514
236	Devon Energy Corp., 3.250%, 05/15/22	228
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	336
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	167
	Encana Corp., (Canada),
150	6.500%, 05/15/19	164
215	6.625%, 08/15/37	203
	Energy Transfer Equity LP,
2,250	5.875%, 01/15/24	2,171
495	7.500%, 10/15/20	531
	Energy Transfer Partners LP,
1,080	2.500%, 06/15/18	1,073
1,196	3.600%, 02/01/23	1,080
1,194	4.050%, 03/15/25	1,084
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,228
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	828
922	4.150%, 06/01/25	851
	Enterprise Products Operating LLC,
701	3.700%, 02/15/26	661
582	3.750%, 02/15/25	557
806	4.900%, 05/15/46	727
1,252	5.250%, 01/31/20	1,376
	EOG Resources, Inc.,
472	2.625%, 03/15/23	447
1,700	4.100%, 02/01/21	1,820
200	6.875%, 10/01/18	229
2,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	1,840
3,140	Exxon Mobil Corp., 2.397%, 03/06/22	3,060
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	983
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	627
1,500	5.750%, 10/01/25 (e)	1,350
220	7.625%, 04/15/21 (e)	225

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	320
3,500	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	2,975
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	175
200	Reg. S, 5.750%, 04/30/43	156
200	Reg. S, 6.000%, 11/07/44	158
205	Reg. S, 7.000%, 05/05/20	214
200	Reg. S, 9.125%, 07/02/18	223
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,615
565	5.625%, 11/15/23 (e)	570
150	7.000%, 06/15/17	161
	Marathon Oil Corp.,
1,000	2.800%, 11/01/22	905
976	3.850%, 06/01/25	892
410	6.000%, 10/01/17	443
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	677
986	4.875%, 12/01/24	915
1,382	4.875%, 06/01/25	1,278
3,000	5.500%, 02/15/23	2,940
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	150
195	7.000%, 03/31/24 (e)	159
500	Murphy Oil USA, Inc., 6.000%, 08/15/23	515
	Newfield Exploration Co.,
475	5.375%, 01/01/26	442
575	5.625%, 07/01/24	560
625	5.750%, 01/30/22	616
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21	275
	Noble Energy, Inc.,
583	3.900%, 11/15/24	551
286	5.050%, 11/15/44	255
1,500	5.250%, 11/15/43	1,340
596	5.875%, 06/01/22	604
491	5.875%, 06/01/24	507
504	Occidental Petroleum Corp., 2.700%, 02/15/23	479
	ONEOK Partners LP,
2,350	4.900%, 03/15/25	2,209
875	6.650%, 10/01/36	867

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
2,083	Peabody Energy Corp., 10.000%, 03/15/22 (e)	833
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19	515
1,000	8.500%, 05/01/20	260
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	403
200	6.000%, 05/03/42 (e)	173
200	Reg. S, 6.500%, 05/27/41	188
398	Petrobras Global Finance B.V., (Netherlands), 6.850%, 06/05/15[1]	297
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	488
335	7.875%, 06/15/26	441
	Petroleos de Venezuela S.A., (Venezuela),
578	Reg. S, 5.375%, 04/12/27	193
220	Reg. S, 6.000%, 11/15/26	73
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10
1,103	4.500%, 01/23/26 (e)	1,048
100	4.875%, 01/24/22	101
120	4.875%, 01/24/22	122
80	4.875%, 01/18/24	80
885	5.625%, 01/23/46 (e)	778
380	6.375%, 01/23/45	369
120	6.500%, 06/02/41	120
108	6.625%, 06/15/35	110
160	6.625%, 06/15/35	163
47	6.625%, 06/15/35	48
100	Reg. S, 5.625%, 01/23/46	88
30	VAR, 2.307%, 07/18/18	30
	Plains All American Pipeline LP/PAA Finance Corp.,
519	2.600%, 12/15/19	503
3,740	4.650%, 10/15/25	3,764
	QEP Resources, Inc.,
286	5.250%, 05/01/23	247
475	5.375%, 10/01/22	410
1,315	6.875%, 03/01/21	1,249
	Range Resources Corp.,
456	5.000%, 08/15/22	420
391	5.000%, 03/15/23	358
200	5.750%, 06/01/21	192
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	155

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
1,420	5.000%, 10/01/22	1,391
2,635	5.500%, 04/15/23	2,562
348	5.875%, 03/01/22	358
770	6.500%, 07/15/21	795
932	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	107
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	205
200	Sinopec Group Overseas Development 2015 Ltd., (United Kingdom), 4.100%, 04/28/45 (e)	181
	SM Energy Co.,
589	5.000%, 01/15/24	504
752	5.625%, 06/01/25	667
427	6.500%, 11/15/21	414
15	6.500%, 01/01/23	15
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	332
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	158
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	961
	State Oil Co. of the Azerbaijan Republic, (Azerbaijan),
400	6.950%, 03/18/30	389
200	Reg. S, 4.750%, 03/13/23	180
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	250
2,179	2.650%, 01/15/24	2,065
373	2.750%, 11/10/21	369
417	3.150%, 01/23/22	419
435	7.150%, 11/15/25	552
163	Stone Energy Corp., 7.500%, 11/15/22	108
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	1,955
815	6.850%, 06/01/39	1,001
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	432
4,000	5.350%, 05/15/45	3,416
	Sunoco LP/Sunoco Finance Corp.,
1,442	5.500%, 08/01/20 (e)	1,435
920	6.375%, 04/01/23 (e)	924
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	631
125	5.850%, 02/01/37	109
125	6.250%, 02/01/38	114
120	7.750%, 06/01/19	136

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,000	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	730
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	437
1,250	5.000%, 01/15/18 (e)	1,238
1,840	5.250%, 05/01/23	1,730
300	6.375%, 08/01/22	298
400	6.875%, 02/01/21	400
164	Tesoro Corp., 5.125%, 04/01/24	161
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19 (e)	297
1,472	5.875%, 10/01/20	1,476
1,400	6.125%, 10/15/21	1,403
282	6.250%, 10/15/22 (e)	282
640	Tosco Corp., 8.125%, 02/15/30	883
	Total Capital International S.A., (France),
206	1.550%, 06/28/17	207
3,165	2.750%, 06/19/21	3,179
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	257
285	2.500%, 08/01/22	266
340	3.750%, 10/16/23	335
1,000	6.200%, 10/15/37	1,115
606	7.250%, 08/15/38	749
	Ultra Petroleum Corp., (Canada),
410	5.750%, 12/15/18 (e)	330
5,493	6.125%, 10/01/24 (e)	3,625
446	Western Gas Partners LP, 5.375%, 06/01/21	473
189	Western Refining, Inc., 6.250%, 04/01/21	187
1,330	Whiting Petroleum Corp., 5.000%, 03/15/19	1,190
3,000	Williams Partners LP, 5.100%, 09/15/45	2,455
	Williams Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,488
750	4.875%, 03/15/24	699
3,000	6.125%, 07/15/22	3,058
	WPX Energy, Inc.,
655	5.250%, 09/15/24	538
1,965	6.000%, 01/15/22	1,660
140	YPF S.A., (Argentina), 8.500%, 07/28/25 (e)	131

		149,936

	Total Energy	170,535

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Financials — 8.6%
	Banks — 3.7%
501	ABN AMRO Bank N.V., (Netherlands), 4.750%, 07/28/25 (e)	502
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	111
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	553
	Bank of America Corp.,
143	3.300%, 01/11/23	141
700	3.625%, 03/17/16	710
960	4.000%, 04/01/24	981
5,277	4.000%, 01/22/25	5,164
2,400	4.200%, 08/26/24	2,380
473	4.250%, 10/22/26	466
1,540	5.000%, 05/13/21	1,686
1,275	5.625%, 07/01/20	1,432
500	6.400%, 08/28/17	543
1,825	6.500%, 08/01/16	1,911
1,710	6.875%, 04/25/18	1,916
500	7.800%, 09/15/16	531
1,500	Series F, 6.975%, 03/07/37	1,807
2,515	Series L, 2.250%, 04/21/20	2,470
1,326	Series L, 3.950%, 04/21/25	1,283
695	Series L, 5.650%, 05/01/18	756
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	205
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,278
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	872
2,725	1.850%, 04/14/20	2,708
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	204
980	6.050%, 12/04/17 (e)	1,060
2,508	7.625%, 11/21/22	2,859
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,334
478	5.250%, 08/17/45	479
	BB&T Corp.,
783	1.600%, 08/15/17	785
1,500	2.450%, 01/15/20	1,501
1,250	3.950%, 04/29/16	1,275
500	5.250%, 11/01/19	551
150	6.850%, 04/30/19	175
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,343

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,500	Capital One N.A., 1.500%, 03/22/18	2,466
	CIT Group, Inc.,
1,574	3.875%, 02/19/19	1,574
1,004	5.000%, 05/15/17	1,033
2,410	5.000%, 08/15/22	2,449
125	5.250%, 03/15/18	130
5,458	5.375%, 05/15/20	5,704
1,295	5.500%, 02/15/19 (e)	1,361
1,397	6.625%, 04/01/18 (e)	1,495
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,387
4,000	3.750%, 06/16/24	4,036
2,500	4.300%, 11/20/26	2,480
71	5.375%, 08/09/20	79
24	6.000%, 08/15/17	26
838	6.625%, 01/15/28	1,044
645	6.875%, 06/01/25	804
1,115	7.000%, 12/01/25	1,305
1,064	8.500%, 05/22/19	1,285
1,045	Comerica Bank, 5.200%, 08/22/17	1,110
185	Comerica, Inc., 3.000%, 09/16/15	185
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
2,000	2.250%, 01/14/20	1,984
NOK 16,500	3.500%, 04/18/17	2,069
1,045	3.875%, 02/08/22	1,093
250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20 (e)	249
60	Embraer Netherlands Finance B.V., (Netherlands), 5.050%, 06/15/25	57
	Fifth Third Bancorp,
625	2.875%, 07/27/20	625
500	5.450%, 01/15/17	525
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	470
927	4.125%, 08/12/20 (e)	994
650	4.750%, 01/19/21 (e)	717
395	HSBC Bank USA N.A., 6.000%, 08/09/17	426
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,423
733	4.250%, 08/18/25	726
415	4.875%, 01/14/22	454
1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,155
200	ICICI Bank Ltd., (India), 3.500%, 03/18/20 (e)	202

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Banks — continued
1,621	KeyBank N.A., 3.180%, 05/22/22	1,636
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,386
200	MFB Magyar Fejlesztesi Bank ZRT, (Hungary), Reg. S, 6.250%, 10/21/20	222
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,747
875	National Australia Bank Ltd., (Australia), 2.000%, 06/20/17 (e)	888
400	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	429
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,848
886	4.875%, 05/13/21 (e)	948
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,142
625	5.250%, 11/15/15	631
625	5.625%, 02/01/17	659
	Regions Bank,
390	6.450%, 06/26/37	458
250	7.500%, 05/15/18	284
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,414
5,960	1.875%, 02/05/20	5,930
743	2.000%, 10/01/18	751
1,200	2.300%, 07/20/16	1,215
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	5,197
6,070	6.125%, 12/15/22	6,544
200	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S, 5.298%, 12/27/17	198
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	895
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,535
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,594
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,783
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	573
712	1.625%, 03/13/18	711
2,852	1.750%, 07/23/18	2,841
453	2.250%, 11/05/19	455
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,584

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,218
200	Vnesheconombank Via VEB Finance plc, (Ireland), Reg. S, 5.375%, 02/13/17	198
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,701
515	SUB, 7.574%, 08/01/26	660
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,610
613	2.600%, 07/22/20	614
7,565	3.300%, 09/09/24	7,495
576	4.300%, 07/22/27	586
853	5.606%, 01/15/44	952
1,665	5.625%, 12/11/17	1,812
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	819
	Westpac Banking Corp., (Australia),
1,281	2.000%, 03/03/20 (e)	1,280
942	4.875%, 11/19/19	1,033

		156,570

	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,049
440	2.500%, 01/15/16	443
768	2.600%, 08/17/20	772
530	4.600%, 01/15/20	579
	BlackRock, Inc.,
381	3.375%, 06/01/22	392
315	3.500%, 03/18/24	320
978	Series 2, 5.000%, 12/10/19	1,089
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	149
1,000	5.875%, 03/15/21 (e)	1,139
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	767
	Credit Suisse, (Switzerland),
889	1.750%, 01/29/18	886
775	3.000%, 10/29/21	771
2,121	3.625%, 09/09/24	2,113
	Deutsche Bank AG, (Germany),
1,560	1.875%, 02/13/18	1,552
900	2.950%, 08/20/20	899
1,025	6.000%, 09/01/17	1,108
	E*TRADE Financial Corp.,
423	4.625%, 09/15/23	423
1,360	5.375%, 11/15/22	1,421

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — continued
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	1,992
704	2.625%, 01/31/19	711
666	3.500%, 01/23/25	651
3,061	3.850%, 07/08/24	3,093
1,224	4.000%, 03/03/24	1,252
1,191	5.250%, 07/27/21	1,325
819	5.375%, 03/15/20	908
2,165	5.750%, 01/24/22	2,461
2,380	5.950%, 01/18/18	2,594
285	6.150%, 04/01/18	314
965	6.750%, 10/01/37	1,151
205	7.500%, 02/15/19	239
102	Series D, 6.000%, 06/15/20	116
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	787
1,162	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	1,207
	Jefferies Group LLC,
950	6.250%, 01/15/36	879
140	6.450%, 06/08/27	144
880	6.875%, 04/15/21	983
	Lehman Brothers Holdings, Inc.,
1,000	5.750%, 05/17/49 (d)	104
235	3.600%, 12/30/16 (d)	25
295	8.500%, 02/01/16 (d)	31
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,042
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	725
	Morgan Stanley,
329	1.750%, 02/25/16	330
1,932	2.650%, 01/27/20	1,932
3,467	3.700%, 10/23/24	3,464
660	4.000%, 07/23/25	674
5,117	4.300%, 01/27/45	4,828
867	5.000%, 11/24/25	913
243	5.500%, 07/24/20	271
2,450	5.500%, 07/28/21	2,757
310	5.625%, 09/23/19	345
920	5.750%, 01/25/21	1,043
320	5.950%, 12/28/17	349
1,250	6.625%, 04/01/18	1,393
295	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	311

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	226
740	Northern Trust Co. (The), 5.850%, 11/09/17	813
	State Street Corp.,
459	3.100%, 05/15/23	448
996	3.300%, 12/16/24	994
1,364	3.550%, 08/18/25	1,371
935	3.700%, 11/20/23	962
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	947
	UBS AG, (Switzerland),
1,500	5.125%, 05/15/24	1,500
440	5.750%, 04/25/18	482
262	5.875%, 12/20/17	286

		65,245

	Consumer Finance — 1.3%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,504	4.250%, 07/01/20	1,515
1,918	4.625%, 07/01/22	1,932
1,880	5.000%, 10/01/21	1,944
	Ally Financial, Inc.,
839	3.600%, 05/21/18	839
5,895	4.125%, 03/30/20	5,911
336	4.625%, 05/19/22	337
580	4.750%, 09/10/18	598
1,500	6.250%, 12/01/17	1,598
1,820	8.000%, 11/01/31	2,155
276	American Express Co., 3.625%, 12/05/24	270
	American Express Credit Corp.,
2,900	2.125%, 03/18/19	2,890
405	2.375%, 03/24/17	411
861	2.800%, 09/19/16	876
	American Honda Finance Corp.,
1,130	1.500%, 03/13/18	1,127
453	1.600%, 02/16/18 (e)	453
200	2.125%, 02/28/17 (e)	203
835	7.625%, 10/01/18 (e)	975
533	Capital One Financial Corp., 3.500%, 06/15/23	522
	Caterpillar Financial Services Corp.,
1,242	1.250%, 11/06/17	1,235
581	2.850%, 06/01/22	571
850	5.450%, 04/15/18	933
866	First Cash Financial Services, Inc., 6.750%, 04/01/21	892

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Finance — continued
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,585
687	3.219%, 01/09/22	668
3,500	3.664%, 09/08/24	3,385
505	3.984%, 06/15/16	515
639	4.207%, 04/15/16	650
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	435
625	3.250%, 05/15/18	629
640	4.250%, 05/15/23	629
400	HSBC Finance Corp., 7.350%, 11/27/32	507
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,329
2,913	2.750%, 08/07/20	2,909
	John Deere Capital Corp.,
483	1.350%, 01/16/18	481
418	1.550%, 12/15/17	420
630	1.600%, 07/13/18	629
290	1.700%, 01/15/20	283
870	2.050%, 03/10/20	865
610	2.250%, 04/17/19	615
559	3.350%, 06/12/24	562
515	5.350%, 04/03/18	565
5,660	Navient Corp., 8.450%, 06/15/18	6,000
555	PACCAR Financial Corp., 1.600%, 03/15/17	559
2,580	Toyota Motor Credit Corp., 1.450%, 01/12/18	2,581

		55,988

	Diversified Financial Services — 0.7%
2,400	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	936
200	Banque Centrale de Tunisie S.A., (Tunisia), Reg. S, 5.750%, 01/30/25	192
950	CME Group, Inc., 3.000%, 09/15/22	945
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	863
200	Corp. Financiera de Desarrollo S.A., (Peru), 4.750%, 07/15/25 (e)	199
525	Countrywide Financial Corp., 6.250%, 05/15/16	542
802	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	822
200	Export-Import Bank of India, (India), Reg. S, 4.000%, 01/14/23	200
	General Electric Capital Corp.,
436	1.600%, 11/20/17	435
2,195	2.200%, 01/09/20	2,191

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
4,671	2.300%, 04/27/17	4,747
750	3.150%, 09/07/22	754
294	5.300%, 02/11/21	331
325	5.500%, 01/08/20	367
790	5.625%, 05/01/18	868
3,370	5.875%, 01/14/38	4,092
145	6.875%, 01/10/39	195
JPY 100,000	Series 15BR, 2.215%, 11/20/20	903
1,100	Series A, 6.750%, 03/15/32	1,443
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	575
370	MSCI, Inc., 5.250%, 11/15/24 (e)	376
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,042
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	212
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	803
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	136
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	424
2,545	2.125%, 05/11/20	2,528
500	4.300%, 09/22/19	540
	Siemens Financieringsmaatschappij N.V., (Netherlands),
756	2.900%, 05/27/22 (e)	747
1,830	5.750%, 10/17/16 (e)	1,923
300	6.125%, 08/17/26 (e)	361

		30,692

	Insurance — 0.9%
651	Allstate Corp. (The), 3.150%, 06/15/23	647
	American International Group, Inc.,
1,241	3.875%, 01/15/35	1,127
3,750	4.800%, 07/10/45	3,735
	Aon Corp.,
191	3.500%, 09/30/15	191
240	6.250%, 09/30/40	289
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	495
475	3.000%, 05/15/22	482
1,000	5.400%, 05/15/18	1,097
500	5.750%, 01/15/40	588
315	Chubb Corp. (The), 5.750%, 05/15/18	350
642	CNA Financial Corp., 3.950%, 05/15/24	638

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — continued
	CNO Financial Group, Inc.,
476	4.500%, 05/30/20	490
1,255	5.250%, 05/30/25	1,294
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	802
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,113
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	439
920	7.800%, 03/15/37 (e)	1,072
1,271	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	1,270
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	169
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	2,011
382	3.125%, 04/14/16 (e)	388
	MetLife, Inc.,
869	4.050%, 03/01/45	804
160	6.750%, 06/01/16	167
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	919
1,820	3.000%, 01/10/23 (e)	1,777
400	3.650%, 06/14/18 (e)	420
649	3.875%, 04/11/22 (e)	676
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,929
1,000	9.375%, 08/15/39 (e)	1,489
	New York Life Global Funding,
968	1.950%, 02/11/20 (e)	956
2,539	2.150%, 06/18/19 (e)	2,535
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	394
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	420
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,666
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,477
175	Principal Financial Group, Inc., 8.875%, 05/15/19	214
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	492
744	2.250%, 10/15/18 (e)	754
	Prudential Financial, Inc.,
205	5.375%, 06/21/20	229
551	VAR, 5.625%, 06/15/43	566

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	448
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	929

		37,948

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	715
200	3.070%, 03/15/23 (e)	195
	Crown Castle International Corp.,
1,188	4.875%, 04/15/22	1,219
1,793	5.250%, 01/15/23	1,876
1,083	DuPont Fabros Technology LP, 5.875%, 09/15/21	1,118
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,023
208	5.375%, 01/01/22	210
145	5.750%, 01/01/25	145
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,037
300	6.650%, 01/15/18	323
	HCP, Inc.,
564	2.625%, 02/01/20	559
500	5.375%, 02/01/21	548
367	Potlatch Corp., 7.500%, 11/01/19	411
2,018	Realty Income Corp., 3.875%, 07/15/24	2,018
345	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	341
	Simon Property Group LP,
492	4.375%, 03/01/21	530
675	6.125%, 05/30/18	751
415	6.750%, 02/01/40	537
	Ventas Realty LP,
448	3.500%, 02/01/25	424
588	3.750%, 05/01/24	576
304	4.125%, 01/15/26	302

		15,858

	Real Estate Management & Development — 0.0% (g)
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	409
785	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	757

		1,166

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Thrifts & Mortgage Finance — 0.1%
2,145	BPCE S.A., (France), 1.625%, 01/26/18	2,147
1,268	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	1,237

		3,384

	Total Financials	366,851

	Health Care — 1.9%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,700	3.625%, 05/22/24	1,678
640	3.875%, 11/15/21	665
325	5.150%, 11/15/41	333
400	5.375%, 05/15/43	418
289	5.650%, 06/15/42	315
150	5.700%, 02/01/19	166
618	5.750%, 03/15/40	676
300	6.375%, 06/01/37	356
130	6.900%, 06/01/38	163
	Baxalta, Inc.,
1,333	3.600%, 06/23/22 (e)	1,332
840	5.250%, 06/23/45 (e)	845
	Celgene Corp.,
751	3.550%, 08/15/22	752
705	3.625%, 05/15/24	693
2,391	5.000%, 08/15/45	2,413
546	Gilead Sciences, Inc., 3.500%, 02/01/25	546

		11,351

	Health Care Equipment & Supplies — 0.2%
	Becton, Dickinson & Co.,
352	3.734%, 12/15/24	351
100	5.000%, 05/15/19	109
400	6.000%, 05/15/39	457
64	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	57
435	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	442
835	Hologic, Inc., 5.250%, 07/15/22 (e)	851
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	241
717	4.750%, 04/15/23	680
561	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 5.750%, 08/01/22 (e)	573
2,137	Medtronic, Inc., 4.375%, 03/15/35 (e)	2,123
645	Teleflex, Inc., 5.250%, 06/15/24	647

		6,531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	125

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — 1.1%
224	Aetna, Inc., 4.500%, 05/15/42	217
180	Amsurg Corp., 5.625%, 11/30/20	184
	Anthem, Inc.,
577	3.125%, 05/15/22	557
1,505	3.300%, 01/15/23	1,459
815	Cardinal Health, Inc., 2.400%, 11/15/19	809
1,159	Centene Corp., 4.750%, 05/15/22	1,174
	CHS/Community Health Systems, Inc.,
1,700	5.125%, 08/15/18	1,740
1,025	5.125%, 08/01/21	1,053
970	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	951
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	672
690	4.750%, 10/15/24 (e)	691
346	5.625%, 07/31/19 (e)	374
750	5.750%, 02/15/21 (e)	812
1,314	5.875%, 01/31/22 (e)	1,419
1,250	6.500%, 09/15/18 (e)	1,381
1,000	6.875%, 07/15/17	1,082
	HCA, Inc.,
947	3.750%, 03/15/19	952
1,050	4.250%, 10/15/19	1,071
1,176	4.750%, 05/01/23	1,192
2,050	5.000%, 03/15/24	2,099
950	5.250%, 04/15/25	985
2,557	5.875%, 03/15/22	2,781
2,810	6.500%, 02/15/20	3,105
	HealthSouth Corp.,
615	5.125%, 03/15/23	609
918	5.750%, 11/01/24	931
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,237
	LifePoint Health, Inc.,
1,216	5.500%, 12/01/21	1,267
600	6.625%, 10/01/20	621
460	McKesson Corp., 0.950%, 12/04/15	460
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	305
785	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	740
	Omnicare, Inc.,
630	4.750%, 12/01/22	669
420	5.000%, 12/01/24	452

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,103
1,250	4.500%, 04/01/21	1,256
210	4.750%, 06/01/20	214
1,962	6.000%, 10/01/20	2,100
1,050	6.250%, 11/01/18	1,138
1,075	Texas Health Resources, 4.330%, 11/15/55	1,043
	UnitedHealth Group, Inc.,
125	3.350%, 07/15/22	128
806	3.375%, 11/15/21	829
98	4.625%, 07/15/35	102
2,195	4.750%, 07/15/45	2,306
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	175
482	4.750%, 08/01/22 (e)	497

		45,942

	Life Sciences Tools & Services — 0.0% (g)
980	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	1,000
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	624

		1,624

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
1,523	1.750%, 11/06/17	1,522
653	3.200%, 11/06/22	645
532	4.500%, 05/14/35	510
	Actavis Funding SCS, (Luxembourg),
542	3.450%, 03/15/22	530
552	4.550%, 03/15/35	507
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,105
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,151
425	Hospira, Inc., 5.200%, 08/12/20	475
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	1,905
562	2.800%, 05/18/23	552
	Novartis Capital Corp.,
705	3.400%, 05/06/24	720
335	4.400%, 04/24/20	369
	Pfizer, Inc.,
800	3.000%, 06/15/23	791
250	6.200%, 03/15/19	284
465	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	526

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
	Valeant Pharmaceuticals International, Inc., (Canada),
400	5.375%, 03/15/20 (e)	407
750	5.875%, 05/15/23 (e)	765
450	6.125%, 04/15/25 (e)	463
135	6.375%, 10/15/20 (e)	141
440	6.750%, 08/15/18 (e)	460
555	Wyeth LLC, 5.500%, 02/15/16	567

		14,395

	Total Health Care	79,843

	Industrials — 2.8%
	Aerospace & Defense — 0.3%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	568
145	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	164
	Bombardier, Inc., (Canada),
953	4.750%, 04/15/19 (e)	772
217	5.500%, 09/15/18 (e)	190
575	5.750%, 03/15/22 (e)	428
1,000	7.750%, 03/15/20 (e)	835
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	991
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	986
997	Orbital ATK, Inc., 5.250%, 10/01/21	1,017
3,035	Precision Castparts Corp., 3.250%, 06/15/25	2,983
280	Raytheon Co., 3.150%, 12/15/24	277
700	Triumph Group, Inc., 4.875%, 04/01/21	679
2,471	United Technologies Corp., 4.500%, 06/01/42	2,506

		12,396

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	620
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	333
534	United Parcel Service, Inc., 2.450%, 10/01/22	523

		1,476

	Airlines — 0.2%
926	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	935
840	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	877
392	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	426
239	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	261

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Airlines — continued
684	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	753
249	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series B, 9.750%, 12/17/16	267
250	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	259
276	Delta Air Lines 2012-1 Class B Pass-Through Trust, Series B, 6.875%, 05/07/19 (e)	298
700	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	780
967	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	1,001
	UAL 2007-1 Pass-Through Trust,
309	Series A, 6.636%, 07/02/22	327
442	Series B, 7.336%, 07/02/19	469

		6,653

	Building Products — 0.2%
	Building Materials Corp. of America,
1,041	5.375%, 11/15/24 (e)	1,041
1,280	6.750%, 05/01/21 (e)	1,339
	Masco Corp.,
534	4.450%, 04/01/25	534
2,982	5.950%, 03/15/22	3,250
95	7.125%, 03/15/20	110
240	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	241
643	USG Corp., 5.500%, 03/01/25 (e)	640

		7,155

	Commercial Services & Supplies — 0.4%
	ADT Corp. (The),
361	3.500%, 07/15/22	323
425	4.125%, 04/15/19	431
2,243	4.125%, 06/15/23	2,058
350	5.250%, 03/15/20	358
2,820	6.250%, 10/15/21	2,912
	Clean Harbors, Inc.,
550	5.125%, 06/01/21	555
180	5.250%, 08/01/20	184
	Covanta Holding Corp.,
750	5.875%, 03/01/24	731
1,730	6.375%, 10/01/22	1,778
764	Deluxe Corp., 6.000%, 11/15/20	802
670	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	690
3,910	ILFC E-Capital Trust I, VAR, 4.690%, 12/21/65 (e)	3,675

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	566
1,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	703
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 10/15/15 (d)	1
1,160	6.500%, 08/01/27 (d)	2
	R.R. Donnelley & Sons Co.,
445	6.500%, 11/15/23	428
525	7.625%, 06/15/20	555
348	Republic Services, Inc., 3.550%, 06/01/22	352
	Waste Management, Inc.,
601	3.125%, 03/01/25	583
294	3.900%, 03/01/35	271

		17,958

	Construction & Engineering — 0.2%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	297
326	4.375%, 05/08/42	320
	AECOM,
1,200	5.750%, 10/15/22 (e)	1,200
1,550	5.875%, 10/15/24 (e)	1,562
1,730	Dycom Investments, Inc., 7.125%, 01/15/21	1,803
360	Fluor Corp., 3.375%, 09/15/21	372
2,670	MasTec, Inc., 4.875%, 03/15/23	2,189
2,825	Tutor Perini Corp., 7.625%, 11/01/18	2,896

		10,714

	Electrical Equipment — 0.1%
550	Eaton Corp., 5.600%, 05/15/18	599
410	EnerSys, 5.000%, 04/30/23 (e)	396
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	151
100	7.390%, 12/02/24 (e)	131
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	983
554	5.000%, 10/01/25 (e)	537
170	5.625%, 11/01/24 (e)	174

		2,971

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	494
	General Electric Co.,
425	0.850%, 10/09/15	425
501	2.700%, 10/09/22	490

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Conglomerates — continued
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	438
257	3.250%, 11/08/22 (e)	255
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	317
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	265

		2,684

	Machinery — 0.2%
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	710
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,071
	Caterpillar, Inc.,
198	2.600%, 06/26/22	193
680	3.803%, 08/15/42	617
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19	827
655	3.625%, 04/15/18	650
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,980
150	Ingersoll-Rand Co., 7.200%, 06/01/25	175
220	Oshkosh Corp., 5.375%, 03/01/25	220
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	438
440	6.250%, 05/15/38	559

		8,440

	Marine — 0.0% (g)
730	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	606
1,389	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	1,083

		1,689

	Professional Services — 0.1%
858	CEB, Inc., 5.625%, 06/15/23 (e)	858
244	FTI Consulting, Inc., 6.000%, 11/15/22	256
1,110	IHS, Inc., 5.000%, 11/01/22	1,123

		2,237

	Road & Rail — 0.6%
1,058	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	1,100
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
749	5.125%, 06/01/22 (e)	739
515	5.250%, 03/15/25 (e)	488
319	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	353

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Road & Rail — continued
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	157
2,510	4.150%, 04/01/45	2,280
510	4.375%, 09/01/42	477
1,630	4.700%, 09/01/45	1,626
220	5.650%, 05/01/17	235
1,150	6.700%, 08/01/28	1,433
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,203
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,787
165	7.250%, 05/15/19	193
280	9.450%, 08/01/21	372
	CSX Corp.,
284	3.950%, 05/01/50	246
1,075	7.375%, 02/01/19	1,248
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	198
250	6.375%, 10/15/17 (e)	273
800	6.700%, 06/01/34 (e)	953
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	206
1,200	Hertz Corp. (The), 7.375%, 01/15/21	1,251
400	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	349
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	445
1,415	3.250%, 12/01/21	1,421
595	6.000%, 05/23/11[4]	662
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,713
100	Russian Railways via RZD Capital plc, (Ireland), 5.739%, 04/03/17	102
576	Ryder System, Inc., 3.600%, 03/01/16	583
	Union Pacific Corp.,
341	4.163%, 07/15/22	363
283	4.300%, 06/15/42	281
3,335	Union Pacific Railroad 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,235

		25,972

	Trading Companies & Distributors — 0.4%
	Aircastle Ltd., (Bermuda),
647	5.125%, 03/15/21	662
213	6.250%, 12/01/19	231
1,885	7.625%, 04/15/20	2,139

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Trading Companies & Distributors — continued
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	206
	International Lease Finance Corp.,
850	4.625%, 04/15/21	865
1,675	6.250%, 05/15/19	1,805
3,595	8.250%, 12/15/20	4,260
675	8.625%, 01/15/22	825
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,142
1,220	5.750%, 11/15/24	1,202
1,500	6.125%, 06/15/23	1,530
791	WW Grainger, Inc., 4.600%, 06/15/45	811

		16,678

	Total Industrials	117,023

	Information Technology — 1.8%
	Communications Equipment — 0.3%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	1,595
566	Brocade Communications Systems, Inc., 4.625%, 01/15/23	541
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	151
3,751	3.000%, 06/15/22	3,756
500	5.500%, 01/15/40	582
375	5.900%, 02/15/39	452
	CommScope, Inc.,
602	4.375%, 06/15/20 (e)	607
100	5.500%, 06/15/24 (e)	97
2,413	Goodman Networks, Inc., 12.125%, 07/01/18	917
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	832
387	6.625%, 05/15/39	416
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	935
2,817	QUALCOMM, Inc., 4.800%, 05/20/45	2,437

		13,318

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23 (e)	1,380
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	639
250	6.000%, 04/01/20	275
100	7.500%, 01/15/27	120
500	Brightstar Corp., 7.250%, 08/01/18 (e)	526
	CDW LLC/CDW Finance Corp.,
223	5.000%, 09/01/23	220
292	6.000%, 08/15/22	307

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	129

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
804	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	809
287	Sanmina Corp., 4.375%, 06/01/19 (e)	288

		4,564

	Internet Software & Services — 0.1%
	eBay, Inc.,
1,741	2.600%, 07/15/22	1,577
750	2.875%, 08/01/21	720
2,500	3.450%, 08/01/24	2,316
500	IAC/InterActiveCorp., 4.750%, 12/15/22	465
	VeriSign, Inc.,
716	4.625%, 05/01/23	698
166	5.250%, 04/01/25	167

		5,943

	IT Services — 0.3%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	444
310	Cardtronics, Inc., 5.125%, 08/01/22	299
	First Data Corp.,
605	5.375%, 08/15/23 (e)	612
2,834	6.750%, 11/01/20 (e)	2,983
2,706	11.250%, 01/15/21	2,990
180	12.625%, 01/15/21	207
	International Business Machines Corp.,
1,599	1.625%, 05/15/20	1,563
720	4.000%, 06/20/42	658
770	5.875%, 11/29/32	909
650	7.000%, 10/30/25	827
491	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	518
391	Xerox Corp., 4.800%, 03/01/35	358

		12,368

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
565	2.700%, 12/15/22	548
1,239	3.300%, 10/01/21	1,279
326	3.700%, 07/29/25	330
	Micron Technology, Inc.,
904	5.250%, 08/01/23 (e)	843
667	5.250%, 01/15/24 (e)	619
1,400	5.500%, 02/01/25	1,302
583	5.625%, 01/15/26 (e)	529
582	5.875%, 02/15/22	573

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Semiconductors & Semiconductor Equipment — continued
475	National Semiconductor Corp., 6.600%, 06/15/17	520
	NXP B.V./NXP Funding LLC, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,300
1,485	4.625%, 06/15/22 (e)	1,470
500	5.750%, 02/15/21 (e)	522
500	5.750%, 03/15/23 (e)	517
462	Texas Instruments, Inc., 1.650%, 08/03/19	455

		10,807

	Software — 0.4%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,193
2,080	6.125%, 09/15/23 (e)	2,236
	Audatex North America, Inc.,
1,552	6.000%, 06/15/21 (e)	1,516
538	6.125%, 11/01/23 (e)	533
655	Intuit, Inc., 5.750%, 03/15/17	694
	Microsoft Corp.,
519	2.125%, 11/15/22	498
25	2.375%, 02/12/22	25
30	2.375%, 05/01/23	28
545	3.625%, 12/15/23	568
595	4.500%, 10/01/40	612
287	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	287
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,755
785	Series NOTE, 2.800%, 07/08/21	788
780	4.300%, 07/08/34	774
5,215	4.375%, 05/15/55	4,875
241	5.375%, 07/15/40	268
1,030	6.500%, 04/15/38	1,308

		17,958

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,075
802	2.150%, 02/09/22	773
1,648	2.400%, 05/03/23	1,573
2,580	2.700%, 05/13/22	2,549
1,270	2.850%, 05/06/21	1,293
981	Dell, Inc., 3.100%, 04/01/16	980
	EMC Corp.,
1,000	1.875%, 06/01/18	996
780	3.375%, 06/01/23	758

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
	Hewlett-Packard Co.,
524	4.300%, 06/01/21	545
290	4.375%, 09/15/21	302
250	5.500%, 03/01/18	272
141	6.000%, 09/15/41	141
	NCR Corp.,
343	5.000%, 07/15/22	334
419	5.875%, 12/15/21	426
1,122	6.375%, 12/15/23	1,151

		13,168

	Total Information Technology	78,126

	Materials — 2.1%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	447
1,875	5.250%, 01/15/45	1,850
	Ashland, Inc.,
558	3.875%, 04/15/18	571
1,675	4.750%, 08/15/22	1,662
1,500	Axiall Corp., 4.875%, 05/15/23	1,455
370	Basell Finance Co., B.V., (Netherlands), Class B, 8.100%, 03/15/27 (e)	481
1,520	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,480
242	Dow Chemical Co. (The), 4.125%, 11/15/21	251
	E.I. du Pont de Nemours & Co.,
168	2.800%, 02/15/23	161
1,175	4.900%, 01/15/41	1,229
625	6.500%, 01/15/28	776
	Ecolab, Inc.,
363	1.450%, 12/08/17	359
892	2.250%, 01/12/20	888
650	Hexion, Inc., 10.000%, 04/15/20	663
424	Huntsman International LLC, 5.125%, 11/15/22 (e)	403
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	627
250	6.000%, 11/15/21	283
	Momentive Performance Materials, Inc.,
625	3.880%, 10/24/21	533
625	8.875%, 10/15/20 (d)	—	(h)
350	Monsanto Co., 4.700%, 07/15/64	304
	Mosaic Co. (The),
429	3.750%, 11/15/21	440
354	4.250%, 11/15/23	359

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Chemicals — continued
429	4.875%, 11/15/41	412
364	5.450%, 11/15/33	381
100	5.625%, 11/15/43	106
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	372
210	5.250%, 08/01/23 (e)	211
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	241
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	205
400	Olin Corp., 5.500%, 08/15/22	408
	PolyOne Corp.,
750	5.250%, 03/15/23	735
606	7.375%, 09/15/20	630
	Praxair, Inc.,
685	2.650%, 02/05/25	655
375	5.200%, 03/15/17	398
	Rain CII Carbon LLC/CII Carbon Corp.,
600	8.000%, 12/01/18 (e)	561
550	8.250%, 01/15/21 (e)	520
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	520
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,618
	W.R. Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	304
100	5.625%, 10/01/24 (e)	103

		23,602

	Construction Materials — 0.4%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,635
	Cemex S.A.B. de C.V., (Mexico),
500	5.700%, 01/11/25 (e)	465
7,275	7.250%, 01/15/21 (e)	7,639
1,249	CRH America, Inc., 5.125%, 05/18/45 (e)	1,230
400	Lafarge S.A., (France), 7.125%, 07/15/36	483
	Vulcan Materials Co.,
1,156	4.500%, 04/01/25	1,136
2,496	7.500%, 06/15/21	2,852

		15,440

	Containers & Packaging — 0.2%
	Ball Corp.,
800	4.000%, 11/15/23	754
1,150	5.000%, 03/15/22	1,167
1,040	5.250%, 07/01/25	1,035

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Containers & Packaging — continued
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	346
545	Constar International, Inc., 11.000%, 12/31/17 (d)	91
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	755
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	945
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	583
645	4.875%, 11/15/22	648
	Owens-Brockway Glass Container, Inc.,
535	5.000%, 01/15/22 (e)	527
202	5.875%, 08/15/23 (e)	205
	Sealed Air Corp.,
265	4.875%, 12/01/22 (e)	265
765	5.125%, 12/01/24 (e)	774
275	6.500%, 12/01/20 (e)	305
826	Silgan Holdings, Inc., 5.500%, 02/01/22	853

		9,253

	Metals & Mining — 0.9%
650	AK Steel Corp., 8.750%, 12/01/18	650
	Alcoa, Inc.,
2,820	5.125%, 10/01/24	2,764
1,024	5.400%, 04/15/21	1,055
940	5.720%, 02/23/19	987
2,159	5.870%, 02/23/22	2,234
813	5.900%, 02/01/27	813
544	6.150%, 08/15/20	578
1,072	6.750%, 01/15/28	1,142
805	Allegheny Technologies, Inc., 6.625%, 08/15/23	710
	ArcelorMittal, (Luxembourg),
765	6.125%, 06/01/25	706
1,840	6.250%, 03/01/21	1,815
6,445	7.000%, 02/25/22	6,429
1,000	7.750%, 10/15/39	927
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	610
120	6.500%, 04/01/19	137
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	364
	Commercial Metals Co.,
770	4.875%, 05/15/23	681
785	6.500%, 07/15/17	813

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — continued
450	Corp. Nacional del Cobre de Chile, (Chile), 4.875%, 11/04/44 (e)	402
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	963
3,000	5.450%, 03/15/43	2,130
	Glencore Finance Canada Ltd., (Canada),
3,000	5.550%, 10/25/42 (e)	2,431
100	6.900%, 11/15/37 (e)	95
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	978
590	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	583
1,025	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	866
1,510	Nucor Corp., 6.400%, 12/01/37	1,749
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	595
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	556
1,121	3.750%, 09/20/21	1,133
500	9.000%, 05/01/19	613
150	Southern Copper Corp., 5.875%, 04/23/45	128
	Steel Dynamics, Inc.,
915	5.125%, 10/01/21	897
235	5.250%, 04/15/23	228
870	5.500%, 10/01/24	845
605	6.125%, 08/15/19	627
605	6.375%, 08/15/22	625
1,001	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	751
160	Vale Overseas Ltd., (Cayman Islands), 6.875%, 11/21/36	136

		40,746

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	722
750	5.375%, 02/01/25 (e)	733
250	Louisiana-Pacific Corp., 7.500%, 06/01/20	264
867	PH Glatfelter Co., 5.375%, 10/15/20	878

		2,597

	Total Materials	91,638

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.7%
298	Altice Financing S.A., (Luxembourg), 6.625%, 02/15/23 (e)	297

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	AT&T, Inc.,
607	0.900%, 02/12/16	607
220	2.450%, 06/30/20	218
1,276	3.000%, 06/30/22	1,225
465	3.875%, 08/15/21	476
1,543	4.300%, 12/15/42	1,315
466	4.350%, 06/15/45	399
407	4.750%, 05/15/46	371
4,200	4.800%, 06/15/44	3,860
1,030	5.350%, 09/01/40	1,012
610	5.500%, 02/01/18	658
1,500	6.300%, 01/15/38	1,641
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	727
2,025	BellSouth Corp., 6.875%, 10/15/31	2,310
52	BellSouth Telecommunications LLC, 6.300%, 12/15/15	52
	CCO Holdings LLC/CCO Holdings Capital Corp.,
576	5.250%, 03/15/21	582
1,140	5.375%, 05/01/25 (e)	1,107
592	5.875%, 05/01/27 (e)	580
1,266	6.500%, 04/30/21	1,323
225	6.625%, 01/31/22	237
215	7.000%, 01/15/19	222
1,049	CenturyLink, Inc., 5.625%, 04/01/25 (e)	937
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	113
1,000	8.750%, 06/15/30	1,416
3,139	Embarq Corp., 7.995%, 06/01/36	3,319
	Frontier Communications Corp.,
685	7.125%, 03/15/19	702
205	8.125%, 10/01/18	221
400	8.500%, 04/15/20	411
1,090	9.000%, 08/15/31	961
4,234	9.250%, 07/01/21	4,351
590	GTE Corp., 6.940%, 04/15/28	698
	Intelsat Jackson Holdings S.A., (Luxembourg),
700	6.625%, 12/15/22	613
1,015	7.250%, 04/01/19	992
1,550	7.250%, 10/15/20	1,490
255	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	191
	Level 3 Financing, Inc.,
1,959	6.125%, 01/15/21	2,052

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — continued
4,341	7.000%, 06/01/20	4,569
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	763
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,142
330	Qwest Corp., 7.250%, 09/15/25	363
400	Sprint Capital Corp., 8.750%, 03/15/32	378
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	217
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	91
138	5.462%, 02/16/21	154
1,231	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	1,194
436	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	468
716	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	762
	Verizon Communications, Inc.,
447	3.000%, 11/01/21	441
590	3.500%, 11/01/24	576
2,102	4.150%, 03/15/24	2,148
482	4.400%, 11/01/34	444
1,868	4.500%, 09/15/20	2,007
646	4.522%, 09/15/48	577
2,071	4.672%, 03/15/55	1,794
6,011	4.862%, 08/21/46	5,665
705	5.150%, 09/15/23	773
27	6.400%, 09/15/33	31
153	6.550%, 09/15/43	181
1,523	Verizon New England, Inc., 7.875%, 11/15/29	1,928
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,490
350	Virgin Media Finance plc, (United Kingdom), 5.750%, 01/15/25 (e)	352
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	383
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,297
	Windstream Services LLC,
445	6.375%, 08/01/23	327
210	7.500%, 06/01/22	166
4,910	7.500%, 04/01/23	3,842
740	7.750%, 10/01/21	603

		73,812

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	133

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.6%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	738
1,266	3.125%, 07/16/22	1,236
300	6.125%, 03/30/40	337
1,000	Crown Castle Towers LLC, 6.113%, 01/15/20 (e)	1,121
200	Empresa Nacional de Telecomunicaciones S.A., (Chile), 4.750%, 08/01/26 (e)	193
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	271
3,029	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,030
	Sprint Communications, Inc.,
2,050	7.000%, 03/01/20 (e)	2,177
900	7.000%, 08/15/20	889
1,669	9.000%, 11/15/18 (e)	1,859
	Sprint Corp.,
110	7.125%, 06/15/24	102
88	7.250%, 09/15/21	85
189	7.875%, 09/15/23	182
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	284
806	6.000%, 03/01/23	822
867	6.125%, 01/15/22	894
5,676	6.250%, 04/01/21	5,862
1,460	6.375%, 03/01/25	1,492
188	6.464%, 04/28/19	193
146	6.500%, 01/15/24	150
305	6.625%, 11/15/20	316
1,294	6.625%, 04/01/23	1,350
265	6.633%, 04/28/21	277
323	6.731%, 04/28/22	339
159	6.836%, 04/28/23	166
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,159

		25,524

	Total Telecommunication Services	99,336

	Utilities — 1.9%
	Electric Utilities — 0.9%
	Alabama Power Co.,
234	3.750%, 03/01/45	204
891	6.125%, 05/15/38	1,084
589	Arizona Public Service Co., 2.200%, 01/15/20	589
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	995

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — continued
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	193
	DTE Electric Co.,
340	3.900%, 06/01/21	362
381	3.950%, 06/15/42	360
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	851
200	5.250%, 01/15/18	217
1,100	6.050%, 04/15/38	1,372
115	Duke Energy Florida LLC, 5.650%, 06/15/18	127
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	299
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	597
305	4.100%, 05/15/42	299
90	5.300%, 01/15/19	100
500	6.300%, 04/01/38	633
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	528
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,314
200	Eskom Holdings SOC Ltd., (South Africa), 7.125%, 02/11/25 (e)	194
	Georgia Power Co.,
140	5.950%, 02/01/39	159
562	Series Z, 5.250%, 12/15/15	569
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	416
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,367
842	Series HY, 8.400%, 01/15/22	1,111
460	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	503
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,189
860	MidAmerican Energy Co., 5.300%, 03/15/18	935
	Nevada Power Co.,
446	5.375%, 09/15/40	507
600	7.125%, 03/15/19	700
	NextEra Energy Capital Holdings, Inc.,
398	2.400%, 09/15/19	394
199	7.875%, 12/15/15	203
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	327
	Northern States Power Co.,
173	5.350%, 11/01/39	204
765	6.250%, 06/01/36	984

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
	Pacific Gas & Electric Co.,
898	3.500%, 06/15/25	898
214	3.750%, 08/15/42	191
267	4.500%, 12/15/41	268
1,010	5.625%, 11/30/17	1,096
	PacifiCorp,
700	3.850%, 06/15/21	745
880	5.750%, 04/01/37	1,045
250	Series F, 7.240%, 08/16/23	307
	PECO Energy Co.,
880	2.375%, 09/15/22	849
1,880	5.350%, 03/01/18	2,054
360	Potomac Electric Power Co., 6.500%, 11/15/37	461
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	897
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	298
198	3.200%, 11/15/20	204
35	6.500%, 08/01/38	47
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	209
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	98
1,100	Series G, 6.625%, 11/15/37	1,421
	Public Service Electric & Gas Co.,
155	5.300%, 05/01/18	169
416	5.375%, 11/01/39	478
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	96
	Southern California Edison Co.,
797	1.845%, 02/01/22	792
450	Series 06-E, 5.550%, 01/15/37	527
285	Series 08-A, 5.950%, 02/01/38	350
292	Southern Co. (The), 1.950%, 09/01/16	295
842	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	739
120	Union Electric Co., 8.450%, 03/15/39	192
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	876
490	3.450%, 02/15/24	498
235	6.350%, 11/30/37	299
670	8.875%, 11/15/38	1,043
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	74
36	Xcel Energy, Inc., 4.800%, 09/15/41	37

		37,439

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Gas Utilities — 0.3%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,345
649	6.500%, 05/20/21	655
369	Boston Gas Co., 4.487%, 02/15/42 (e)	374
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	705
	Sabine Pass Liquefaction LLC,
2,213	5.625%, 04/15/23	2,149
578	5.625%, 03/01/25 (e)	559
905	5.625%, 02/01/21	892
2,500	5.750%, 05/15/24	2,444
1,071	6.250%, 03/15/22	1,076
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,492

		11,691

	Independent Power & Renewable Electricity Producers — 0.5%
	AES Corp.,
240	4.875%, 05/15/23	223
275	5.500%, 03/15/24	263
615	5.500%, 04/15/25	578
4,000	7.375%, 07/01/21	4,310
900	8.000%, 06/01/20	1,040
1,500	VAR, 3.324%, 06/01/19	1,485
	Calpine Corp.,
2,066	5.875%, 01/15/24 (e)	2,169
1,500	6.000%, 01/15/22 (e)	1,596
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	962
	NRG Energy, Inc.,
200	6.250%, 07/15/22	195
425	6.250%, 05/01/24	404
4,143	6.625%, 03/15/23	4,070
2,000	7.625%, 01/15/18	2,110
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,231
	Talen Energy Supply LLC,
1,763	4.625%, 07/15/19 (e)	1,666
937	6.500%, 06/01/25 (e)	869
354	TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	337

		23,508

	Multi-Utilities — 0.2%
1,037	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,039
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	343

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	135

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — continued
	Consumers Energy Co.,
491	4.350%, 08/31/64	473
925	6.700%, 09/15/19	1,078
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	497
46	Series C, 4.900%, 08/01/41	47
785	Series F, 5.250%, 08/01/33	840
434	DTE Energy Co., 2.400%, 12/01/19	433
585	NiSource Finance Corp., 6.400%, 03/15/18	650
555	NRG Yield Operating LLC, 5.375%, 08/15/24	534
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	262
685	6.000%, 06/01/26	844
500	6.000%, 06/01/39	626
	Sempra Energy,
406	3.550%, 06/15/24	401
255	6.150%, 06/15/18	285
75	6.500%, 06/01/16	78
589	9.800%, 02/15/19	730

		9,160

	Water Utilities — 0.0% (g)
622	American Water Capital Corp., 3.400%, 03/01/25	623

	Total Utilities	82,421

	Total Corporate Bonds (Cost $1,328,058)	1,314,332

Foreign Government Securities — 1.3%
600	Egypt Government International Bond, (Egypt), 5.875%, 06/11/25 (e)	578
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	205
	Federative Republic of Brazil, (Brazil),
1,100	4.250%, 01/07/25	1,020
47	7.125%, 01/20/37	49
36	8.250%, 01/20/34	42
249	12.250%, 03/06/30	410
22	Series A, 8.000%, 01/15/18	24
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	200
	Government of Dominican Republic, (Dominican Republic),
300	Reg. S, 5.500%, 01/27/25	296
240	Reg. S, 5.875%, 04/18/24	243
100	Reg. S, 6.600%, 01/28/24	105
130	6.850%, 01/27/45 (e)	128

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

420	Reg. S, 7.450%, 04/30/44	440
300	Reg. S, 7.500%, 05/06/21	332
133	Reg. S, 9.040%, 01/23/18	142
	Government of Jamaica, (Jamaica),
200	7.875%, 07/28/45	197
200	8.000%, 06/24/19	219
100	8.000%, 03/15/39	110
100	9.250%, 10/17/25	122
99	10.625%, 06/20/17	111
200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	164
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,597
200	Kingdom of Morocco, (Morocco), Reg. S, 4.250%, 12/11/22	202
200	Plurinational State of Bolivia, (Bolivia), Reg. S, 5.950%, 08/22/23	207
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	841
	Province of Quebec, (Canada),
300	Series A, 6.350%, 01/30/26	379
2,220	Series NN, 7.125%, 02/09/24	2,898
	Provincia de Buenos Aires, (Argentina),
550	Reg. S, 9.375%, 09/14/18	547
100	Reg. S, 9.625%, 04/18/28	94
100	Reg. S, 10.875%, 01/26/21	99
210	Reg. S, 11.750%, 10/05/15	208
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,091
500	Republic of Angola, (Netherlands), Reg. S, 7.000%, 08/16/19	490
759	Republic of Argentina, (Argentina), 7.000%, 10/03/15	759
400	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	392
	Republic of Belize, (Belize),
126	Reg. S, SUB, 5.000%, 02/20/38	93
38	SUB, 5.000%, 02/20/38 (e)	28
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	180
COP 185,000	4.375%, 03/21/23	52
799	5.000%, 06/15/45	711
200	6.125%, 01/18/41	208
100	7.375%, 01/27/17	108
100	7.375%, 03/18/19	114
140	7.375%, 09/18/37	165
240	8.125%, 05/21/24	301
370	10.375%, 01/28/33	537

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	183
400	Reg. S, 7.000%, 04/04/44	374
200	7.158%, 03/12/45 (e)	187
	Republic of Croatia, (Croatia),
200	Reg. S, 5.500%, 04/04/23	207
200	Reg. S, 6.250%, 04/27/17	210
200	6.375%, 03/24/21 (e)	216
100	Reg. S, 6.625%, 07/14/20	109
200	Reg. S, 6.750%, 11/05/19	218
	Republic of Ecuador, (Ecuador),
200	Reg. S, 7.950%, 06/20/24	143
300	Reg. S, 9.375%, 12/15/15	294
600	10.500%, 03/24/20 (e)	478
	Republic of El Salvador, (El Salvador),
200	Reg. S, 5.875%, 01/30/25	187
60	Reg. S, 6.375%, 01/18/27	57
230	Reg. S, 7.750%, 01/24/23	244
309	Reg. S, 8.250%, 04/10/32	325
	Republic of Ghana, (Ghana),
200	Reg. S, 7.875%, 08/07/23	178
200	Reg. S, 8.125%, 01/18/26	177
200	Republic of Guatemala, (Guatemala), Reg. S, 5.750%, 06/06/22	210
400	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	445
	Republic of Hungary, (Hungary),
552	5.375%, 02/21/23	601
670	5.375%, 03/25/24	730
140	5.750%, 11/22/23	156
468	6.250%, 01/29/20	528
308	6.375%, 03/29/21	351
	Republic of Indonesia, (Indonesia),
200	Reg. S, 3.375%, 04/15/23	185
200	Reg. S, 4.125%, 01/15/25	192
100	Reg. S, 5.875%, 03/13/20	110
200	Reg. S, 5.875%, 01/15/24	215
200	Reg. S, 6.750%, 01/15/44	222
200	Reg. S, 7.750%, 01/17/38	243
200	Reg. S, 8.500%, 10/12/35	258
100	Reg. S, 11.625%, 03/04/19	129
	Republic of Ivory Coast, (Ivory Coast),
300	Reg. S, 5.375%, 07/23/24	271
300	Reg. S, SUB, 5.750%, 12/31/32	271
200	6.375%, 03/03/28 (e)	186

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	182
240	5.125%, 07/21/25 (e)	235
200	Republic of Kenya, (Kenya), Reg. S, 6.875%, 06/24/24	194
	Republic of Lebanon, (Lebanon),
130	4.500%, 04/22/16	129
50	5.450%, 11/28/19	50
400	6.375%, 03/09/20	413
350	Reg. S, 6.600%, 11/27/26	351
905	Reg. S, 8.250%, 04/12/21	1,002
250	9.000%, 03/20/17	266
	Republic of Lithuania, (Lithuania),
300	Reg. S, 6.125%, 03/09/21	347
309	Reg. S, 7.375%, 02/11/20	369
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21	211
654	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	679
	Republic of Panama, (Panama),
400	4.000%, 09/22/24	399
200	4.300%, 04/29/53	172
180	6.700%, 01/26/36	219
120	8.875%, 09/30/27	168
226	9.375%, 04/01/29	330
400	Republic of Paraguay, (Paraguay), Reg. S, 4.625%, 01/25/23	400
	Republic of Peru, (Peru),
160	4.125%, 08/25/27	158
330	5.625%, 11/18/50	353
100	6.550%, 03/14/37	120
150	7.350%, 07/21/25	190
373	8.750%, 11/21/33	542
	Republic of Philippines, (Philippines),
200	3.950%, 01/20/40	204
200	4.200%, 01/21/24	220
PHP 8,000	4.950%, 01/15/21	176
130	6.500%, 01/20/20	153
790	7.750%, 01/14/31	1,144
100	9.500%, 02/02/30	162
210	10.625%, 03/16/25	336
	Republic of Poland, (Poland),
520	3.000%, 03/17/23	516
220	4.000%, 01/22/24	231
229	5.000%, 03/23/22	255
90	5.125%, 04/21/21	101

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	137

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Romania, (Romania),
60	Reg. S, 4.375%, 08/22/23	63
142	Reg. S, 4.875%, 01/22/24	153
218	Reg. S, 6.125%, 01/22/44	254
160	Reg. S, 6.750%, 02/07/22	188
200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	186
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	311
52	Reg. S, SUB, 6.750%, 11/01/24	53
800	Reg. S, 7.250%, 09/28/21	904
	Republic of South Africa, (South Africa),
200	4.665%, 01/17/24	200
300	5.500%, 03/09/20	322
650	5.875%, 09/16/25	702
ZAR 13,700	7.250%, 01/15/20	1,011
	Republic of Sri Lanka, (Sri Lanka),
300	Reg. S, 6.250%, 10/04/20	302
200	Reg. S, 6.250%, 07/27/21	201
	Republic of Turkey, (Turkey),
200	4.250%, 04/14/26	188
400	5.625%, 03/30/21	425
560	5.750%, 03/22/24	596
285	6.000%, 01/14/41	290
115	6.875%, 03/17/36	129
170	7.000%, 03/11/19	189
200	7.000%, 06/05/20	225
365	7.375%, 02/05/25	429
	Republic of Ukraine, (Ukraine),
200	Reg. S, 6.250%, 06/17/16	146
400	Reg. S, 6.580%, 11/21/16	292
100	Reg. S, 6.580%, 11/21/16	73
500	Reg. S, 7.800%, 11/28/22	365
400	Reg. S, 9.250%, 07/24/17	292
	Republic of Uruguay, (Uruguay),
511	5.100%, 06/18/50	468
379	7.625%, 03/21/36	489
65	7.875%, 01/15/33	84
	Republic of Venezuela, (Venezuela),
145	Reg. S, 6.000%, 12/09/20	51
314	Reg. S, 7.000%, 03/31/38	108
330	Reg. S, 7.750%, 10/13/19	116
80	Reg. S, 9.250%, 05/07/28	29
810	9.375%, 01/13/34	296
240	Reg. S, 11.950%, 08/05/31	97

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Republic of Vietnam, (Vietnam),
200	Reg. S, 4.800%, 11/19/24	192
200	Reg. S, 6.750%, 01/29/20	218
290	Republic of Zambia, (Zambia), 8.970%, 07/30/27 (e)	265
	Russian Federation, (Russia),
800	Reg. S, 3.500%, 01/16/19	783
600	Reg. S, 5.000%, 04/29/20	608
400	Reg. S, 5.625%, 04/04/42	362
153	Reg. S, SUB, 7.500%, 03/31/30	180
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,148
	United Mexican States, (Mexico),
1,535	3.600%, 01/30/25	1,506
300	3.625%, 03/15/22	301
150	5.550%, 01/21/45	157
MXN 4,300	10.000%, 12/05/24	329

	Total Foreign Government Securities (Cost $57,170)	54,781

Mortgage Pass-Through Securities — 12.9%
	Federal Home Loan Mortgage Corp.,
30	ARM, 2.000%, 08/01/36	31
202	ARM, 2.142%, 10/01/36	214
66	ARM, 2.237%, 05/01/37	70
460	ARM, 2.334%, 10/01/37	495
152	ARM, 2.665%, 03/01/36	162
412	ARM, 3.094%, 03/01/36	438
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,547	4.000%, 02/01/26	2,717
171	4.500%, 10/01/18	178
16	5.000%, 05/01/18	17
2,104	5.500%, 01/01/21 - 12/01/24	2,282
129	6.000%, 11/01/21	136
12	7.500%, 01/01/17	12
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
6,476	4.000%, 01/01/32	6,969
1,804	6.000%, 02/01/28	2,035
329	6.500%, 11/01/22	376
226	7.000%, 01/01/27	256
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
16,659	3.000%, 12/01/42 - 02/01/43	16,761
63	4.000%, 09/01/33	67
1,478	4.500%, 05/01/41	1,613

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
27		6.000%, 02/01/29	31
465		6.500%, 01/01/24 - 11/01/36	532
455		7.000%, 09/01/24 - 10/01/36	513
43		7.500%, 10/01/19 - 02/01/27	47
69		8.000%, 08/01/27	85
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,224		7.500%, 01/01/32 - 12/01/36	1,446
187		10.000%, 10/01/30	208
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
12,838		3.500%, 09/01/32 - 06/01/42	13,429
3,769		4.000%, 06/01/42 - 10/01/42	4,062
—	(h)	7.000%, 03/01/16	—	(h)
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 07/01/19	—	(h)
		Federal National Mortgage Association,
115		ARM, 1.709%, 07/01/37	120
184		ARM, 2.023%, 07/01/37	194
74		ARM, 2.083%, 04/01/37	79
143		ARM, 2.251%, 01/01/34	152
197		ARM, 2.345%, 05/01/35	209
294		ARM, 2.354%, 03/01/37	314
361		ARM, 2.368%, 04/01/37	385
22		ARM, 2.625%, 10/01/33	22
		Federal National Mortgage Association, 15 Year, Single Family,
154		4.000%, 07/01/18	162
1,140		5.000%, 05/01/18 - 07/01/25	1,207
36		5.500%, 08/01/17	37
370		6.000%, 09/01/19 - 08/01/22	395
—	(h)	8.000%, 01/01/16	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
646		3.500%, 12/01/30	678
336		6.000%, 04/01/24	379
208		6.500%, 11/01/18	239
		Federal National Mortgage Association, 30 Year, Single Family,
16,564		3.000%, 01/01/43 - 02/01/43	16,712
19,186		4.000%, 06/01/43	20,750
16,492		4.500%, 12/01/39 - 09/01/40	17,922
1,522		5.000%, 10/01/39	1,693
674		5.500%, 12/01/28 - 09/01/34	759
3,125		6.000%, 03/01/34 - 08/01/37	3,560
448		6.500%, 04/01/28 - 10/01/38	516
671		7.000%, 03/01/28 - 04/01/37	794

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

184	7.500%, 10/01/26 - 11/01/38	215
3,069	8.000%, 08/01/22 - 12/01/36	3,748
29	8.500%, 10/01/25 - 12/01/25	32
3	9.000%, 01/01/19 - 04/01/25	3
	Federal National Mortgage Association, Other,
3,786	ARM, 0.537%, 01/01/23	3,784
2,923	1.770%, 02/01/20	2,934
1,811	2.140%, 04/01/19	1,846
3,824	2.410%, 01/01/23	3,831
7,436	2.440%, 02/01/23	7,455
10,050	2.480%, 02/01/25	9,835
4,013	2.510%, 01/01/23	4,044
18,777	2.640%, 06/01/25	18,447
3,900	2.650%, 03/01/23	3,881
18,325	2.730%, 04/01/25	18,166
1,449	2.750%, 03/01/22	1,488
4,852	2.764%, 06/01/23	4,975
18,640	2.810%, 04/01/25	18,616
11,707	2.880%, 07/01/27	11,552
15,500	2.900%, 12/01/24	15,670
10,000	2.920%, 01/01/25	10,091
31,595	2.965%, 12/01/24	32,010
11,233	3.050%, 09/01/24	11,480
29,120	3.070%, 02/01/25	29,814
9,942	3.074%, 12/01/24	10,193
1,750	3.370%, 11/01/20	1,862
1,680	3.380%, 01/01/18	1,750
5,304	3.450%, 01/01/24	5,648
86,348	3.500%, 05/01/32 - 06/01/43	90,442
15,000	3.510%, 08/01/23	15,883
1,530	3.590%, 10/01/20	1,643
4,999	3.640%, 12/01/23	5,382
1,559	3.660%, 12/01/21	1,677
1,424	3.743%, 06/01/18	1,507
5,300	3.760%, 03/01/24	5,699
1,000	3.770%, 09/01/21	1,086
1,550	3.810%, 01/01/19	1,654
13,966	4.000%, 07/01/42 - 07/01/43	15,047
1,275	4.060%, 07/01/21	1,401
2,020	4.180%, 12/01/19	2,200
3,670	4.260%, 12/01/19	4,010
6,060	4.340%, 06/01/21	6,737
2,322	4.369%, 02/01/20	2,551
3,000	4.399%, 02/01/20	3,315
13,313	4.500%, 01/01/20 - 11/01/43	14,679
1,893	4.640%, 01/01/21	2,124

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
211	5.000%, 12/01/32 - 08/01/33	229
143	5.500%, 09/01/17	147
43	6.500%, 04/01/36 - 07/01/36	45
	Government National Mortgage Association II, 30 Year, Single Family,
3,826	6.000%, 11/20/32 - 09/20/38	4,349
936	6.500%, 02/20/29 - 10/20/39	1,096
2,814	7.000%, 06/20/32 - 01/20/39	3,355
259	7.500%, 08/20/25 - 05/20/32	303
675	8.000%, 08/20/26 - 09/20/31	842
293	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	321
	Government National Mortgage Association, 30 Year, Single Family,
7,778	6.000%, 08/15/36	8,992
212	6.500%, 02/15/28 - 10/15/29	243
67	7.000%, 02/15/24 - 11/15/27	74
67	7.250%, 09/15/21 - 01/15/28	71
40	7.500%, 10/15/22 - 02/15/27	41
3	7.750%, 02/15/27	3
2	8.500%, 11/15/25	2
37	9.000%, 09/15/16 - 01/15/25	40
3	10.000%, 11/15/20	3

	Total Mortgage Pass-Through Securities (Cost $548,340)	553,023

Municipal Bonds — 0.3% (t)
	California — 0.1%
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,277
774	University of California, Series AD, Rev., 4.858%, 05/15/12[6]	734

		2,011

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[5]	342

	Illinois — 0.0% (g)
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,819

	New York — 0.1%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev, 5.289%, 03/15/33	641
1,165	Series H, Rev., 5.389%, 03/15/40	1,383

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Port Authority of New York & New Jersey, Consolidated,
1,450	Series 164, Rev., 5.647%, 11/01/40	1,713
155	Series 165, Rev., 5.647%, 11/01/40	183
740	Series 174, Rev., 4.458%, 10/01/62	726

		4,646

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,425
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[4]	1,498

		2,923

	Total Municipal Bonds (Cost $10,725)	11,741

Preferred Securities — 0.8% (x)
	Financials — 0.8%
	Banks — 0.6%
	Banco Bilbao Vizcaya Argentaria S.A., (Spain),
EUR 800	Reg. S, VAR, 7.000%, 02/19/19	909
1,000	VAR, 9.000%, 05/09/18	1,073
	Bank of America Corp.,
2,522	Series AA, VAR, 6.100%, 03/17/25	2,462
2,000	Series K, VAR, 8.000%, 01/30/18	2,105
362	BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25	371
	Citigroup, Inc.,
3,592	VAR, 5.875%, 03/27/20	3,558
430	Series P, VAR, 5.950%, 05/15/25	411
1,545	VAR, 5.950%, 08/15/20	1,532
581	VAR, 5.950%, 01/30/23	570
813	Series M, VAR, 6.300%, 05/15/24	789
EUR 1,093	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, (Netherlands), VAR, 5.500%, 06/29/20	1,253
529	Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19	519
EUR 1,550	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	1,765
454	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	451
EUR 1,500	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	1,687
	Lloyds Banking Group plc, (United Kingdom),
EUR 1,450	VAR, 6.375%, 06/27/20	1,701
1,000	VAR, 7.500%, 06/27/24	1,044

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	Banks — continued
1,650	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 5.750%, 05/13/20	1,636
635	Wachovia Capital Trust III, VAR, 5.570%, 10/02/15	626
1,500	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	1,536

		25,998

	Capital Markets — 0.2%
1,600	Credit Suisse Group AG, (Switzerland), VAR, 7.500%, 12/11/23	1,691
	Goldman Sachs Group, Inc. (The),
2,253	Series M, VAR, 5.375%, 05/10/20	2,207
1,500	Series L, VAR, 5.700%, 05/10/19	1,509
	Morgan Stanley,
1,500	Series H, VAR, 5.450%, 07/15/19	1,489
1,394	Series J, VAR, 5.550%, 07/15/20	1,392

		8,288

	Diversified Financial Services — 0.0% (g)
1,500	General Electric Capital Corp., Series C, VAR, 5.250%, 06/15/23	1,525

	Total Preferred Securities (Cost $36,252)	35,811

Supranational — 0.1%
1,000	African Development Bank, 8.800%, 09/01/19	1,240
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,273
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	962

	Total Supranational (Cost $3,688)	3,475

U.S. Government Agency Securities — 0.9%
	Federal National Mortgage Association,
7,360	3.947%, 06/01/17 (n)	7,262
1,500	5.625%, 07/15/37	2,028
385	6.250%, 05/15/29	527
1,000	8.200%, 03/10/16	1,041
1,275	Federal National Mortgage Association STRIPS, 3.651%, 05/15/30 (n)	772
	Financing Corp. STRIPS,
3,100	1.364%, 11/30/17 (n)	3,026
1,000	1.508%, 05/11/18 (n)	965
1,500	2.656%, 09/26/19 (n)	1,400
1,285	3.520%, 04/05/19 (n)	1,212
259	New Valley Generation II, 5.572%, 05/01/20	284
486	New Valley Generation V, 4.929%, 01/15/21	539

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Residual Funding Corp. STRIPS,
2,770	1.775%, 10/15/20 (n)	2,500
12,080	2.254%, 07/15/20 (n)	11,013
	Tennessee Valley Authority,
902	4.625%, 09/15/60	992
2,103	5.250%, 09/15/39	2,582
1,610	5.880%, 04/01/36	2,115
500	Tennessee Valley Authority STRIPS, 6.163%, 11/01/25 (n)	364

	Total U.S. Government Agency Securities (Cost $37,237)	38,622

U.S. Treasury Obligations — 16.1%
	U.S. Treasury Bonds,
20,600	2.500%, 02/15/45	18,740
24,500	2.750%, 08/15/42	23,604
19,000	3.000%, 05/15/42	19,254
51,719	3.000%, 11/15/44	52,204
42,260	3.000%, 05/15/45	42,749
85	3.500%, 02/15/39	95
9,250	3.625%, 08/15/43	10,511
10,555	4.375%, 02/15/38	13,392
8,400	4.500%, 02/15/36	10,849
3,890	4.500%, 05/15/38	5,021
5,000	5.000%, 05/15/37	6,902
2,500	5.250%, 02/15/29	3,304
21,000	5.500%, 08/15/28	28,245
2,625	7.875%, 02/15/21	3,475
7,920	8.000%, 11/15/21	10,807
13,600	8.125%, 05/15/21	18,324
10,000	8.125%, 08/15/21	13,598
5,000	8.500%, 02/15/20	6,519
6,000	8.750%, 08/15/20	8,058
6,905	8.875%, 08/15/17	7,993
	U.S. Treasury Coupon STRIPS,
15	1.915%, 08/15/23 (n)	13
6,495	2.157%, 02/15/21 (n)	5,887
7,390	2.175%, 05/15/22 (n)	6,452
7,251	2.201%, 05/15/20 (n)	6,709
15,000	2.250%, 05/15/21 (n)	13,485
640	2.478%, 02/15/22 (n)	563
225	2.646%, 02/15/23 (n)	193
11,239	3.036%, 08/15/17 (n)	11,068
185	3.114%, 08/15/19 (n)	175
6,916	3.314%, 02/15/17 (n)	6,854
14,565	3.402%, 11/15/17 (n)	14,289
14,610	3.497%, 11/15/21 (n)	12,972

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	141

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — continued
5,000		3.598%, 08/15/22 (n)	4,333
5,000		3.722%, 11/15/22 (n)	4,312
42,000		4.204%, 11/15/33 (n)	24,916
1,606		4.308%, 08/15/18 (n)	1,554
4,000		4.317%, 02/15/18 (n)	3,907
2,615		4.894%, 02/15/28 (n)	1,894
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,972
		U.S. Treasury Notes,
140		0.375%, 11/15/15	140
10,300		0.875%, 07/31/19	10,106
64,000		1.000%, 05/31/18	63,969
2,000		1.375%, 01/31/20	1,991
126,000		1.375%, 03/31/20	125,364
2,765		1.500%, 08/31/18	2,798
4,750		1.500%, 05/31/19	4,781
22,879		1.625%, 12/31/19	23,044
100		2.000%, 04/30/16	101
2,000		2.125%, 08/15/21	2,036
11,000		2.250%, 11/30/17	11,337
130		2.625%, 04/30/16	132
4,115		2.875%, 03/31/18	4,315
1,000		3.125%, 10/31/16	1,030
3,954		3.125%, 05/15/19	4,213
1,250		3.250%, 03/31/17	1,302
8,000		4.250%, 11/15/17	8,596

		Total U.S. Treasury Obligations (Cost $674,651)	690,447

SHARES
Common Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a)	34

		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	86

		Total Consumer Discretionary	120

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a)	155

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	1

SHARES	SECURITY DESCRIPTION	VALUE

	Containers & Packaging — 0.0% (g)
9	Constar International, Inc., Class A, ADR (a)	—	(h)

	Total Materials	1

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
68	NII Holdings, Inc. (a)	584

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
8	Dynegy, Inc. (a)	193

	Total Common Stocks (Cost $1,620)	1,053

Preferred Stocks — 0.1%
	Financials — 0.1%
	Consumer Finance — 0.0% (g)
2	Ally Financial, Inc., Series G, 7.000%, 10/01/15 ($1,000 par value) (e) @	1,551

	Insurance — 0.1%
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	342
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.409%, 09/29/15 ($1,000 par value) @	2,026

		2,368

	Total Financials	3,919

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,054

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
1	Constar International, Inc., Class A (a)	—

	Total Preferred Stocks (Cost $5,011)	4,973

PRINCIPAL AMOUNT
Loan Assignments — 0.7%
	Consumer Discretionary — 0.1%
	Automobiles — 0.0% (g)
869	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	867

	Media — 0.0% (g)
749	iHeartCommunications, Inc., Term Loan D, VAR, 6.948%, 01/30/19	660

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
596	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.698%, 07/30/19	531
514	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/28/20	511
2,993	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/15 (d)	—	(h)

		1,702

	Specialty Retail — 0.1%
1,315	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,312
284	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	284
1,230	Staples, Inc., Term Loan, VAR, 3.500%, 04/21/21 ^	1,224

		2,820

	Total Consumer Discretionary	5,389

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,797	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	1,796
1,181	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,180
1,812	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,817

		4,793

	Food Products — 0.0% (g)
564	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	564

	Total Consumer Staples	5,357

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
553	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	515
26	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	23

	Total Energy	538

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
1,135	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,119

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	400

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care Equipment & Supplies — continued
122	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	121

		521

	Health Care Providers & Services — 0.1%
722	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	723

	Pharmaceuticals — 0.0% (g)
499	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	498

	Total Health Care	1,742

	Industrials — 0.2%
	Commercial Services & Supplies — 0.2%
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Information Technology — 0.1%
	Electronic Equipment, Instruments & Components — 0.0% (g)
793	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	788

	IT Services — 0.1%
1,135	First Data Corp., Term Loan, VAR, 3.700%, 09/24/18	1,126

	Semiconductors & Semiconductor Equipment — 0.0% (g)
976	Avago Technologies Ltd., Term Loan, (Singapore), VAR, 3.750%, 05/06/21	975

	Total Information Technology	2,889

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
470	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	468

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
339	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	338

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	217
364	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 05/05/16 (d)	364
4,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.674%, 10/10/17 (d)	1,857

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	143

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Electric Utilities — continued
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.674%, 11/18/15 (d)	933

	Total Utilities	3,371

	Total Loan Assignments (Cost $36,479)	31,211

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
1	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $—)	—	(h)

SHARES
Short-Term Investment — 4.1%
	Investment Company — 4.1%
177,687	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $177,687)	177,687

	Total Investments — 99.4% (Cost $4,260,370)	4,262,684
	Other Assets in Excess of Liabilities — 0.6% (c)	26,219

	NET ASSETS — 100.0%	$4,288,903

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	10 Year U.S. Treasury Note	12/21/15	USD	889	(4)
1,000	2 Year U.S. Treasury Note	12/31/15	USD	218,469	(147)
598	5 Year U.S. Treasury Note	12/31/15	USD	71,424	(201)

	Short Futures Outstanding
(1,152)	10 Year U.S. Treasury Note	12/21/15	USD	(146,376)	388
(2)	U.S. Treasury Long Bond	12/21/15	USD	(309)	5
(4)	5 Year U.S. Treasury Note	12/31/15	USD	(478)	3

					44

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
21	EUR	Royal Bank of Scotland	09/09/15	24	24	— (h)
2,664	MXN	Barclays Bank plc	09/30/15	165	159	(6)
				189	183	(6)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Citibank, N.A.	09/09/15	2,396	2,205	191
6,622	EUR	Merrill Lynch International	09/09/15	7,529	7,432	97
104,000	JPY	State Street Corp.	09/09/15	840	858	(18)
3,798	MXN	BNP Paribas	09/30/15	225	227	(2)
2,356	MXN	Goldman Sachs International	09/30/15	148	140	8
2,210	MXN	HSBC Bank, N.A.	09/30/15	143	132	11
13,167	ZAR	Standard Chartered Bank	09/09/15	1,047	992	55
				12,328	11,986	342

Centrally Cleared Interest Rate Swaps
RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.795% semi-annually	3 month LIBOR quarterly	08/08/19	5,000	(78)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	145

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 38.6%
	Agency CMO — 38.6%
	Federal Home Loan Mortgage Corp. REMIC,
38	Series 1343, Class LA, 8.000%, 08/15/22	43
265	Series 1367, Class K, 5.500%, 09/15/22	286
47	Series 1591, Class E, 10.000%, 10/15/23	50
397	Series 1633, Class Z, 6.500%, 12/15/23	436
367	Series 1694, Class PK, 6.500%, 03/15/24	408
2,511	Series 1785, Class A, 6.000%, 10/15/23	2,761
135	Series 1999, Class PU, 7.000%, 10/15/27	154
250	Series 2031, Class PG, 7.000%, 02/15/28	281
725	Series 2035, Class PC, 6.950%, 03/15/28	830
533	Series 2064, Class PD, 6.500%, 06/15/28	610
408	Series 2095, Class PE, 6.000%, 11/15/28	462
188	Series 2152, Class BD, 6.500%, 05/15/29	200
999	Series 2162, Class TH, 6.000%, 06/15/29	1,139
15	Series 2345, Class PQ, 6.500%, 08/15/16	16
527	Series 2367, Class ME, 6.500%, 10/15/31	607
666	Series 2480, Class EJ, 6.000%, 08/15/32	747
1,039	Series 2562, Class PG, 5.000%, 01/15/18	1,075
3,685	Series 2611, Class QZ, 5.000%, 05/15/33	4,165
245	Series 2647, Class A, 3.250%, 04/15/32	257
552	Series 2651, Class VZ, 4.500%, 07/15/18	575
1,987	Series 2656, Class BG, 5.000%, 10/15/32	2,069
781	Series 2688, Class DG, 4.500%, 10/15/23	836
297	Series 2727, Class PE, 4.500%, 07/15/32	297
2,309	Series 2773, Class TB, 4.000%, 04/15/19	2,396
3,026	Series 2841, Class AT, 4.000%, 08/15/19	3,139
1,057	Series 2882, Class QD, 4.500%, 07/15/34	1,138
5,812	Series 2915, Class MU, 5.000%, 01/15/35	6,336
1,218	Series 2927, Class GA, 5.500%, 10/15/34	1,326
2,605	Series 2931, Class QD, 4.500%, 02/15/20	2,728
805	Series 3036, Class ND, 5.000%, 05/15/34	814
742	Series 3085, Class VS, HB, IF, 27.930%, 12/15/35	1,268
2,402	Series 3181, Class OP, PO, 07/15/36	2,206
2,526	Series 3188, Class GE, 6.000%, 07/15/26	2,844
8,223	Series 3325, Class JL, 5.500%, 06/15/37	8,948
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,745
2,036	Series 3413, Class B, 5.500%, 04/15/37	2,256
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,443
5,932	Series 3737, Class DG, 5.000%, 10/15/30	6,461
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,225
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,203
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,050
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,598
23,766	Series 3981, Class PA, 3.000%, 04/15/31	24,272

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
14,750	Series 4002, Class MV, 4.000%, 01/15/30	15,483
18,037	Series 4039, Class SA, IF, IO, 6.302%, 05/15/42	3,481
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,579
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,434
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,946
3,376	Series 4181, Class VA, 3.000%, 05/15/26	3,495
25,254	Series 4186, Class JE, 2.000%, 03/15/33	25,141
15,993	Series 4188, Class JG, 2.000%, 04/15/33	15,894
12,163	Series 4206, Class DA, 2.000%, 05/15/33	12,129
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,515
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,697
5,700	Series 4365, Class HZ, 3.000%, 01/15/40	5,473
	Federal Home Loan Mortgage Corp. STRIPS,
38	Series 155, Class IO, IO, 7.000%, 11/01/23	8
19,927	Series 264, Class 30, 3.000%, 07/15/42	20,057
12,094	Series 267, Class 30, 3.000%, 08/15/42	12,179
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,749	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,087
1,960	Series T-54, Class 2A, 6.500%, 02/25/43	2,313
883	Series T-56, Class APO, PO, 05/25/43	724
685	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	772
	Federal National Mortgage Association REMIC,
24	Series 1988-16, Class B, 9.500%, 06/25/18	26
9	Series 1990-57, Class J, 7.000%, 05/25/20	9
124	Series 1993-110, Class H, 6.500%, 05/25/23	140
96	Series 1993-146, Class E, PO, 05/25/23	91
1,507	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,710
18	Series 1993-205, Class H, PO, 09/25/23	17
25	Series 1993-217, Class H, PO, 08/25/23	23
20	Series 1993-228, Class G, PO, 09/25/23	19
548	Series 1994-37, Class L, 6.500%, 03/25/24	629
1,969	Series 1994-51, Class PV, 6.000%, 03/25/24	2,168
947	Series 1998-58, Class PC, 6.500%, 10/25/28	1,064
284	Series 2000-8, Class Z, 7.500%, 02/20/30	340
480	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	66
62	Series 2002-2, Class UC, 6.000%, 02/25/17	64
77	Series 2002-3, Class PG, 5.500%, 02/25/17	79

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
706	Series 2002-73, Class OE, 5.000%, 11/25/17	729
704	Series 2002-92, Class FB, VAR, 0.849%, 04/25/30	717
4,504	Series 2003-21, Class PZ, 4.500%, 03/25/33	4,827
187	Series 2003-67, Class SA, HB, IF, 44.204%, 10/25/31	335
2,830	Series 2003-81, Class MC, 5.000%, 12/25/32	2,936
3,130	Series 2003-128, Class DY, 4.500%, 01/25/24	3,348
1,220	Series 2004-46, Class QD, HB, IF, 23.202%, 03/25/34	1,695
1,741	Series 2004-54, Class FL, VAR, 0.599%, 07/25/34	1,751
2,294	Series 2004-60, Class PA, 5.500%, 04/25/34	2,428
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,491
1,565	Series 2005-58, Class EP, 5.500%, 07/25/35	1,717
2,275	Series 2005-62, Class DX, 5.000%, 05/25/34	2,374
1,839	Series 2005-83, Class LA, 5.500%, 10/25/35	2,053
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,322
5,479	Series 2006-3, Class SB, IF, IO, 6.501%, 07/25/35	865
8,999	Series 2006-51, Class FP, VAR, 0.549%, 03/25/36	9,026
111	Series 2006-81, Class FA, VAR, 0.549%, 09/25/36	112
1,208	Series 2006-110, Class PO, PO, 11/25/36	1,094
3,903	Series 2007-76, Class PE, 6.000%, 08/25/37	4,326
1,012	Series 2009-89, Class A1, 5.410%, 05/25/35	1,061
46	Series 2010-4, Class SL, IF, 11.139%, 02/25/40	54
1,864	Series 2010-11, Class CB, 4.500%, 02/25/40	1,947
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,767
5,996	Series 2010-68, Class EP, 4.500%, 12/25/39	6,455
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,502

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,572
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,975
16,154	Series 2012-47, Class QE, 4.000%, 05/25/38	16,996
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,259
10,527	Series 2012-60, Class EP, 3.000%, 04/25/42	10,656
20,225	Series 2012-63, Class VA, 4.000%, 08/25/23	21,682
12	Series G92-35, Class EB, 7.500%, 07/25/22	13
45	Series G92-44, Class ZQ, 8.000%, 07/25/22	47
	Federal National Mortgage Association REMIC Trust,
191	Series 1999-W4, Class A9, 6.250%, 02/25/29	211
1,889	Series 2002-W7, Class A4, 6.000%, 06/25/29	2,066
438	Series 2003-W1, Class 2A, VAR, 6.442%, 12/25/42	510
835	Series 2003-W1, Class 1A1, VAR, 5.771%, 12/25/42	950
115	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	115
2,899	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,399
2,015	Series 2009-W1, Class A, 6.000%, 12/25/49	2,338
	Federal National Mortgage Association STRIPS,
2,172	Series 278, Class 1, VAR, 0.992%, 08/25/25	2,181
715	Series 278, Class 3, VAR, 1.063%, 11/25/23	717
428	Series 343, Class 23, IO, 4.000%, 10/25/18	18
	Government National Mortgage Association,
380	Series 1998-22, Class PD, 6.500%, 09/20/28	443
218	Series 1999-17, Class L, 6.000%, 05/20/29	245
5,836	Series 2001-64, Class PB, 6.500%, 12/20/31	6,655
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,793
1,108	Series 2008-15, Class NB, 4.500%, 02/20/38	1,187
5,449	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	1,003

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	147

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
23,260	Series 2009-42, Class TX, 4.500%, 06/20/39	25,266
1,300	Series 2009-52, Class MA, 5.000%, 11/20/36	1,329
4,752	Series 2009-69, Class WM, 5.500%, 08/20/39	5,154
12,517	Series 2011-29, Class Z, 5.000%, 05/20/40	14,460

	Total Collateralized Mortgage Obligations (Cost $479,650)	493,724

Commercial Mortgage-Backed Security — 0.5%
6,026	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K046, Class A2, 3.205%, 03/25/25 (Cost $6,203)	6,191

Foreign Government Security — 0.5%
7,527	Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,830)	7,005

Mortgage Pass-Through Securities — 5.6%
	Federal Home Loan Mortgage Corp.,
4	ARM, 1.931%, 07/01/30	4
7	ARM, 1.937%, 02/01/19	8
38	ARM, 2.100%, 08/01/18	39
9	ARM, 2.118%, 03/01/18	9
1,621	ARM, 2.165%, 03/01/37	1,721
128	ARM, 2.274%, 01/01/27	134
17	ARM, 2.388%, 04/01/30	18
19	ARM, 2.500%, 06/01/18	19
41	ARM, 2.523%, 01/01/21	41
18	ARM, 2.621%, 11/01/18	19
1	ARM, 2.873%, 01/01/20	1
73	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	76
312	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	337
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,364	4.500%, 10/01/40	1,481
315	5.500%, 11/01/33	352
101	6.000%, 02/01/32	115
453	6.500%, 01/01/24 - 06/01/29	520
925	7.000%, 08/01/25 - 09/01/29	1,089
48	7.500%, 09/01/24 - 08/01/25	53
25	8.000%, 11/01/24	29
105	8.500%, 05/01/24 - 07/01/28	123
2	9.000%, 10/01/17 - 11/01/21	2

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
146		ARM, 1.875%, 09/01/17 - 08/01/30	150
83		ARM, 1.937%, 11/01/27 - 11/01/40	87
30		ARM, 1.941%, 06/01/29	32
13		ARM, 1.967%, 06/01/20	13
6		ARM, 2.000%, 06/01/17	6
29		ARM, 2.524%, 07/01/17	29
18		ARM, 2.674%, 08/01/19	19
38		ARM, 2.750%, 10/01/15 - 01/01/29	39
27		ARM, 3.964%, 09/01/27	28
9		ARM, 5.995%, 04/01/19	9
5		ARM, 6.000%, 12/01/18	5
		Federal National Mortgage Association, 15 Year, Single Family,
3,520		4.000%, 04/01/19 - 09/01/25	3,737
972		4.500%, 03/01/19	1,013
314		5.500%, 11/01/16 - 03/01/18	322
432		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 11/01/23	476
		Federal National Mortgage Association, 30 Year, Single Family,
3,657		3.500%, 05/01/42	3,797
5,946		4.000%, 06/01/43	6,350
688		4.500%, 03/01/38	747
1,945		5.000%, 11/01/33	2,184
11,773		5.500%, 02/01/29 - 05/01/36	13,413
1,712		6.000%, 07/01/36	1,969
405		6.500%, 06/01/26 - 04/01/32	476
3,405		7.000%, 02/01/24 - 03/01/35	4,144
171		7.500%, 03/01/30 - 04/01/30	184
25		10.000%, 10/01/16 - 07/01/20	26
		Federal National Mortgage Association, Other,
6,500		2.810%, 04/01/25	6,492
7,521		3.117%, 01/01/22	7,913
9,420		3.265%, 01/01/22	9,976
71		6.000%, 09/01/28	81
		Government National Mortgage Association II, 30 Year, Single Family,
191		8.000%, 11/20/26 - 11/20/27	228
		Government National Mortgage Association, 30 Year, Single Family,
3		6.000%, 10/15/23	3
516		6.500%, 06/15/23 - 02/15/24	590
223		7.000%, 12/15/22 - 06/15/28	235
288		7.500%, 02/15/22 - 02/15/28	317

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
112	8.000%, 07/15/22 - 08/15/26	123
252	9.000%, 07/15/16 - 11/15/24	284
3	9.500%, 08/15/17 - 09/15/20	3

	Total Mortgage Pass-Through Securities (Cost $67,514)	71,690

U.S. Government Agency Securities — 20.3%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,647
12,824	5.750%, 12/07/28	16,649
	Federal National Mortgage Association,
10,000	6.250%, 05/15/29	13,690
30,000	8.798%, 10/09/19 (n)	27,617
	Federal National Mortgage Association STRIPS,
10,000	4.175%, 05/15/30 (n)	6,648
8,000	6.194%, 05/15/23 (n)	6,668
9,200	12.527%, 05/29/26 (n)	6,056
26,153	Financing Corp. STRIPS, 10.862%, 12/06/18 (n)	24,978
	Residual Funding Corp. STRIPS,
18,300	1.917%, 10/15/20 (n)	16,517
57,000	2.080%, 07/15/20 (n)	51,965
5,000	2.218%, 01/15/21 (n)	4,464
34,520	5.614%, 10/15/19 (n)	32,196
10,000	6.526%, 01/15/30 (n)	6,399
5,000	13.700%, 04/15/30 (n)	3,162
15,000	Resolution Funding Corp. STRIPS, 14.165%, 04/15/28 (n)	10,313
	Tennessee Valley Authority STRIPS,
14,740	4.973%, 12/15/17 (n)	14,348
4,500	10.694%, 07/15/16 (n)	4,475

	Total U.S. Government Agency Securities (Cost $230,184)	258,792

U.S. Treasury Obligations — 27.9%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	26,404
2,500	7.125%, 02/15/23	3,403

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

13,140	7.250%, 05/15/16	13,771
3,935	7.250%, 08/15/22	5,315
3,635	8.000%, 11/15/21	4,960
3,190	8.875%, 08/15/17	3,693
1,020	9.000%, 11/15/18	1,272
	U.S. Treasury Coupon STRIPS,
72,500	2.002%, 05/15/20 (n)	67,078
1,190	6.760%, 05/15/16 (n)	1,187
55,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	59,238
	U.S. Treasury Notes,
35,000	0.250%, 12/31/15	35,011
25,000	0.625%, 05/31/17	24,972
25,000	2.000%, 04/30/16	25,270
55,000	2.625%, 11/15/20	57,653
25,000	4.250%, 11/15/17	26,863
1,020	4.750%, 08/15/17	1,099

	Total U.S. Treasury Obligations (Cost $348,794)	357,189

SHARES
Short-Term Investment — 6.7%
	Investment Company — 6.7%
85,031	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $85,031)	85,031

	Total Investments — 100.1% (Cost $1,224,206)	1,279,622
	Liabilities in Excess of Other Assets — (0.1)%	(1,721)

	NET ASSETS — 100.0%	$1,277,901

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
15	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.699%, 09/25/34	13
4,092	Unipac IX LLC, 13.000%, 05/15/16	4,031

	Total Asset-Backed Securities (Cost $4,089)	4,044

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
1,635	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—	(h)

	Utilities — 0.1%
	Electric Utilities — 0.1%
4,977	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	9,456

	Total Convertible Bonds (Cost $6,612)	9,456

Corporate Bonds — 87.9%
	Consumer Discretionary — 17.1%
	Auto Components — 1.6%
4,875	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	4,973
	Goodyear Tire & Rubber Co. (The),
4,750	6.500%, 03/01/21	5,028
25,195	7.000%, 05/15/22	26,770
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3,920	4.875%, 03/15/19	3,971
21,452	5.875%, 02/01/22	21,672
4,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,447
21,805	MPG Holdco I, Inc., 7.375%, 10/15/22	22,895
9,622	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	10,007
3,944	Tenneco, Inc., 5.375%, 12/15/24	4,072
	ZF North America Capital, Inc.,
13,519	4.000%, 04/29/20 (e)	13,517
16,749	4.500%, 04/29/22 (e)	16,225
14,041	4.750%, 04/29/25 (e)	13,304

		146,881

	Automobiles — 1.1%
39,411	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	42,276
	Fiat Chrysler Automobiles N.V., (Netherlands),
16,402	4.500%, 04/15/20	16,410
11,471	5.250%, 04/15/23	11,342

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — continued
	Jaguar Land Rover Automotive plc, (United Kingdom),
18,269	4.125%, 12/15/18 (e)	18,303
12,153	4.250%, 11/15/19 (e)	12,092
4,000	5.625%, 02/01/23 (e)	3,995
	Motors Liquidation Co.,
50	0.000%, 06/01/49	—	(h)
973	5.250%, 03/06/32	1
953	6.250%, 07/15/33	—	(h)
10,255	6.750%, 05/01/28 (d)	—	(h)
246	7.250%, 04/15/41	—	(h)
284	7.250%, 07/15/41	—	(h)
548	7.250%, 02/15/52	—	(h)
6,000	7.375%, 05/23/48 (d)	—	(h)
404	7.380%, 05/15/48	—	(h)
47	7.380%, 10/01/51	—	(h)
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)
34,006	8.375%, 07/15/33 (d)	—	(h)

		104,419

	Distributors — 0.4%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
7,000	6.750%, 05/20/20	7,227
9,005	7.000%, 05/20/22	9,343
	Global Partners LP/GLP Finance Corp.,
3,912	6.250%, 07/15/22	3,560
9,000	7.000%, 06/15/23 (e)	8,370
7,610	VWR Funding, Inc., 7.250%, 09/15/17	7,834

		36,334

	Diversified Consumer Services — 0.2%
	Service Corp. International,
4,347	5.375%, 05/15/24	4,521
10,170	8.000%, 11/15/21	11,848

		16,369

	Hotels, Restaurants & Leisure — 3.2%
	1011778 B.C. ULC/New Red Finance, Inc., (Canada),
2,752	4.625%, 01/15/22 (e)	2,766
14,450	6.000%, 04/01/22 (e)	14,883
4,608	Boyd Gaming Corp., 6.875%, 05/15/23	4,735

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
5,357	Choice Hotels International, Inc., 5.750%, 07/01/22	5,759
20,268	Chukchansi Economic Development Authority, 10.166%, 05/30/20 (d) (e)	11,856
5,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	5,556
7,300	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	7,081
6,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	6,225
8,700	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	9,331
6,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,255
	Isle of Capri Casinos, Inc.,
3,000	5.875%, 03/15/21	3,090
13,795	8.875%, 06/15/20	14,795
8,315	Landry’s, Inc., 9.375%, 05/01/20 (e)	8,887
	MGM Resorts International,
8,175	6.000%, 03/15/23	8,297
7,390	6.625%, 12/15/21	7,852
5,750	6.750%, 10/01/20	6,124
16,420	7.750%, 03/15/22	18,185
11,670	8.625%, 02/01/19	13,038
5,925	11.375%, 03/01/18	6,962
3,284	Real Mex Restaurants, Inc., 7.000%, 03/21/16	3,284
6,258	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	6,133
	Scientific Games International, Inc.,
7,800	7.000%, 01/01/22 (e)	7,976
26,165	10.000%, 12/01/22	24,006
10,110	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	10,034
13,160	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	13,851
6,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	5,940
13,296	Station Casinos LLC, 7.500%, 03/01/21	14,066
5,072	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	5,015
	Viking Cruises Ltd., (Bermuda),
4,630	6.250%, 05/15/25 (e)	4,561
12,412	8.500%, 10/15/22 (e)	13,653
18,445	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	17,061
7,792	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	7,087

		294,344

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — 1.2%
4,028	Brookfield Residential Properties, Inc., (Canada), 6.375%, 05/15/25 (e)	3,897
5,800	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	5,626
1,800	Century Communities, Inc., 6.875%, 05/15/22 (e)	1,717
12,350	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15	12,226
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,274
4,242	4.500%, 11/15/19	4,346
8,300	4.750%, 05/30/25	8,051
4,465	6.950%, 06/01/18	4,845
5,550	Series B, 12.250%, 06/01/17	6,410
8,157	M/I Homes, Inc., 8.625%, 11/15/18	8,432
	Meritage Homes Corp.,
7,563	7.000%, 04/01/22	8,074
1,990	7.150%, 04/15/20	2,149
	Standard Pacific Corp.,
4,519	5.875%, 11/15/24	4,632
9,130	8.375%, 01/15/21	10,728
8,644	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	8,666
9,675	WCI Communities, Inc., 6.875%, 08/15/21	10,134
5,280	Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.750%, 12/15/21 (e)	4,884

		109,091

	Internet & Catalog Retail — 0.6%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,547
7,800	5.500%, 02/15/22 (e)	7,995
10,860	5.750%, 03/01/24	11,335
2,800	5.875%, 02/15/25 (e)	2,908
	SITEL LLC/Sitel Finance Corp.,
7,908	11.000%, 08/01/17 (e)	8,155
12,702	11.500%, 04/01/18	13,083

		51,023

	Media — 7.4%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	5
1,450	8.125%, 07/15/03 (d)	7
3,175	9.375%, 11/15/09 (d)	16
3,500	10.875%, 10/01/10 (d)	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	151

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Altice Luxembourg S.A., (Luxembourg),
7,020	7.625%, 02/15/25 (e)	6,669
16,435	7.750%, 05/15/22 (e)	16,024
5,755	AMC Entertainment, Inc., 5.875%, 02/15/22	5,841
36,394	Cablevision Systems Corp., 8.000%, 04/15/20	39,397
	CCO Safari II LLC,
18,151	4.464%, 07/23/22 (e)	18,065
3,507	4.908%, 07/23/25 (e)	3,474
9,039	6.384%, 10/23/35 (e)	9,208
9,225	Cenveo Corp., 8.500%, 09/15/22 (e)	6,457
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
10,099	5.125%, 12/15/21 (e)	9,253
1,621	Cinemark USA, Inc., 5.125%, 12/15/22	1,621
	Clear Channel Worldwide Holdings, Inc.,
19,765	6.500%, 11/15/22	19,973
2,650	Series A, 7.625%, 03/15/20	2,716
26,150	Series B, 6.500%, 11/15/22	27,013
35,726	Series B, 7.625%, 03/15/20	36,976
14,397	CSC Holdings LLC, 6.750%, 11/15/21	15,099
	DISH DBS Corp.,
4,195	5.875%, 07/15/22	3,967
2,009	5.875%, 11/15/24	1,831
63,582	6.750%, 06/01/21	63,829
12,815	Gannett Co., Inc., 6.375%, 10/15/23	13,424
17,710	Gray Television, Inc., 7.500%, 10/01/20	18,313
	iHeartCommunications, Inc.,
11,922	9.000%, 12/15/19	11,221
1,365	9.000%, 03/01/21	1,210
940	Interactive Data Corp., 5.875%, 04/15/19 (e)	952
2,000	Lamar Media Corp., 5.000%, 05/01/23	1,985
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,394
	LIN Television Corp.,
10,875	5.875%, 11/15/22 (e)	10,821
8,645	6.375%, 01/15/21	8,753
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,085
5,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	5,939
21,005	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	20,716
	Numericable-SFR SAS, (France),
1,165	4.875%, 05/15/19 (e)	1,172
42,350	6.000%, 05/15/22 (e)	42,350
11,702	6.250%, 05/15/24 (e)	11,699

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
4,425	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.625%, 02/15/24	4,530
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,787
3,825	Quebecor, Inc., (Canada), 9.750%, 10/15/15 (d)	5
7,066	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	7,472
	Regal Entertainment Group,
17,730	5.750%, 03/15/22	17,841
1,975	5.750%, 02/01/25	1,916
	Sinclair Television Group, Inc.,
14,930	5.375%, 04/01/21	14,874
9,985	5.625%, 08/01/24 (e)	9,498
1,980	6.125%, 10/01/22	1,990
3,500	6.375%, 11/01/21	3,570
	Sirius XM Radio, Inc.,
2,032	4.625%, 05/15/23 (e)	1,936
5,976	5.750%, 08/01/21 (e)	6,185
8,395	5.875%, 10/01/20 (e)	8,752
7,877	6.000%, 07/15/24 (e)	8,113
5,365	TEGNA, Inc., 5.500%, 09/15/24 (e)	5,311
10,639	Time Warner Cable, Inc., 7.300%, 07/01/38	11,292
7,999	Tribune Media Co., 5.875%, 07/15/22 (e)	8,059
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
3,350	5.000%, 01/15/25 (e)	3,275
2,725	5.500%, 01/15/23 (e)	2,800
	Univision Communications, Inc.,
24,155	5.125%, 05/15/23 (e)	23,793
9,190	5.125%, 02/15/25 (e)	8,914
30,487	6.750%, 09/15/22 (e)	32,240
10,625	8.500%, 05/15/21 (e)	11,091
	Videotron Ltd., (Canada),
1,114	5.000%, 07/15/22	1,113
6,586	5.375%, 06/15/24 (e)	6,701
	WMG Acquisition Corp.,
4,000	5.625%, 04/15/22 (e)	3,970
19,439	6.750%, 04/15/22 (e)	18,564

		678,085

	Multiline Retail — 0.2%
4,879	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	5,111
3,152	J.C. Penney Corp., Inc., 8.125%, 10/01/19	3,199
13,850	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	14,612

		22,922

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — 1.1%
7,175	Caleres, Inc., 6.250%, 08/15/23 (e)	7,247
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	8,794
27,405	8.875%, 03/15/19	11,579
32,700	9.000%, 03/15/19 (e)	27,713
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,273
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	7,438
4,965	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	4,624
	L Brands, Inc.,
3,000	5.625%, 02/15/22	3,214
1,000	5.625%, 10/15/23	1,065
2,149	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	2,127
4,650	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	4,682
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,351
5,058	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	5,355

		96,462

	Textiles, Apparel & Luxury Goods — 0.1%
7,635	Levi Strauss & Co., 5.000%, 05/01/25	7,473

	Total Consumer Discretionary	1,563,403

	Consumer Staples — 5.6%
	Beverages — 0.9%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,287
5,130	4.250%, 05/01/23	5,161
2,770	4.750%, 11/15/24	2,832
5,050	6.000%, 05/01/22	5,568
	Cott Beverages, Inc.,
20,650	5.375%, 07/01/22	20,289
15,981	6.750%, 01/01/20	16,580
26,926	DS Services of America, Inc., 10.000%, 09/01/21 (e)	31,268

		84,985

	Food & Staples Retailing — 1.5%
29,815	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	31,939
8,830	Ingles Markets, Inc., 5.750%, 06/15/23	9,029
	New Albertsons, Inc.,
6,238	7.450%, 08/01/29	6,051
1,074	7.750%, 06/15/26	1,053
5,871	8.000%, 05/01/31	5,871
5,674	8.700%, 05/01/30	5,844
2,998	6.625%, 06/01/28	2,608

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — continued
	Rite Aid Corp.,
17,966	6.125%, 04/01/23 (e)	18,438
8,000	6.750%, 06/15/21	8,440
31,376	SUPERVALU, Inc., 7.750%, 11/15/22	32,474
9,000	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	8,955

		130,702

	Food Products — 2.7%
10,153	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	10,442
9,550	Darling Ingredients, Inc., 5.375%, 01/15/22	9,431
22,079	Dean Foods Co., 6.500%, 03/15/23 (e)	22,300
	JBS USA LLC/JBS USA Finance, Inc.,
15,522	5.750%, 06/15/25 (e)	15,056
29,765	5.875%, 07/15/24 (e)	29,708
35,346	7.250%, 06/01/21 (e)	36,828
10,948	7.250%, 06/01/21 (e)	11,427
17,849	8.250%, 02/01/20 (e)	18,782
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,346
	Post Holdings, Inc.,
19,684	6.750%, 12/01/21 (e)	19,831
5,620	7.750%, 03/15/24 (e)	5,803
2,000	8.000%, 07/15/25 (e)	2,065
	Smithfield Foods, Inc.,
15,714	5.250%, 08/01/18 (e)	15,989
18,701	5.875%, 08/01/21 (e)	19,402
20,959	6.625%, 08/15/22	22,295
2,035	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,086

		248,791

	Household Products — 0.4%
15,887	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	15,470
	Spectrum Brands, Inc.,
9,261	5.750%, 07/15/25 (e)	9,539
3,428	6.125%, 12/15/24 (e)	3,565
8,992	6.625%, 11/15/22	9,655

		38,229

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,404
1,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	1,349

		8,753

	Total Consumer Staples	511,460

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	153

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy — 11.2%
	Energy Equipment & Services — 1.6%
6,358	Basic Energy Services, Inc., 7.750%, 10/15/22	3,942
8,400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	6,888
7,200	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	5,724
	Hiland Partners LP/Hiland Partners Finance Corp.,
3,780	5.500%, 05/15/22 (e)	3,841
7,000	7.250%, 10/01/20 (e)	7,403
7,299	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	3,795
	Parker Drilling Co.,
5,022	6.750%, 07/15/22	3,917
3,054	7.500%, 08/01/20	2,550
5,100	PHI, Inc., 5.250%, 03/15/19	4,373
5,795	Pioneer Energy Services Corp., 6.125%, 03/15/22	3,303
	Precision Drilling Corp., (Canada),
11,422	5.250%, 11/15/24	8,967
4,845	6.500%, 12/15/21	4,118
17,199	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	12,684
3,000	SESI LLC, 7.125%, 12/15/21	2,993
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
4,865	5.500%, 08/15/22	4,306
3,804	7.500%, 07/01/21	3,804
23,454	Transocean, Inc., (Cayman Islands), 6.875%, 12/15/21	18,705
12,244	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	11,632
31,825	Unit Corp., 6.625%, 05/15/21	27,409
7,225	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	7,297

		147,651

	Independent Power & Renewable Electricity Producers — 0.0% (g)
2,963	TerraForm Power Operating LLC, 6.125%, 06/15/25 (e)	2,793

	Oil, Gas & Consumable Fuels — 9.6%
	Antero Resources Corp.,
6,171	5.125%, 12/01/22	5,586
5,085	5.375%, 11/01/21	4,678
15,750	6.000%, 12/01/20	15,042
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,068
4,544	5.625%, 06/01/24 (e)	3,792

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
15,537	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	15,226
	California Resources Corp.,
8,611	5.000%, 01/15/20	6,779
9,174	5.500%, 09/15/21	7,113
4,760	6.000%, 11/15/24	3,530
	Chesapeake Energy Corp.,
15,633	4.875%, 04/15/22	11,334
10,400	5.375%, 06/15/21	7,618
12,050	6.125%, 02/15/21	9,331
2,100	6.625%, 08/15/20	1,675
4,120	6.875%, 11/15/20	3,306
	Cimarex Energy Co.,
5,442	4.375%, 06/01/24	5,236
5,065	5.875%, 05/01/22	5,318
9,830	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	9,707
12,452	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	12,078
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
5,911	6.375%, 03/15/24	3,399
3,352	8.500%, 12/15/19	2,304
	Comstock Resources, Inc.,
3,300	7.750%, 04/01/19	1,023
5,547	9.500%, 06/15/20	1,807
9,750	10.000%, 03/15/20 (e)	7,824
	Concho Resources, Inc.,
10,601	5.500%, 10/01/22	10,415
5,239	5.500%, 04/01/23	5,176
4,585	6.500%, 01/15/22	4,678
8,470	CONSOL Energy, Inc., 5.875%, 04/15/22	6,056
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	8,274
9,272	6.250%, 04/01/23 (e)	8,391
8,860	Diamondback Energy, Inc., 7.625%, 10/01/21	9,303
	Energy Transfer Equity LP,
18,925	5.875%, 01/15/24	18,263
4,917	7.500%, 10/15/20	5,267
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	8,883
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,982	6.375%, 06/15/23	5,935
10,802	7.750%, 09/01/22	9,938
9,485	9.375%, 05/01/20	9,186

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Genesis Energy LP/Genesis Energy Finance Corp.,
8,275	5.625%, 06/15/24	7,406
10,088	5.750%, 02/15/21	9,483
5,790	6.000%, 05/15/23	5,298
4,770	6.750%, 08/01/22	4,627
18,528	Halcon Resources Corp., 9.250%, 02/15/22	6,114
	Hilcorp Energy I LP/Hilcorp Finance Co.,
12,565	5.000%, 12/01/24 (e)	10,870
15,000	5.750%, 10/01/25 (e)	13,500
17,865	7.625%, 04/15/21 (e)	18,258
5,997	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	5,698
8,218	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	6,985
15,578	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	9,736
9,622	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 09/15/21	3,680
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	7,783
12,000	4.875%, 12/01/24	11,130
22,632	4.875%, 06/01/25	20,935
14,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	13,020
	MEG Energy Corp., (Canada),
1,059	6.500%, 03/15/21 (e)	885
16,427	7.000%, 03/31/24 (e)	13,429
9,437	Memorial Resource Development Corp., 5.875%, 07/01/22	8,588
4,070	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	3,887
	Newfield Exploration Co.,
7,500	5.375%, 01/01/26	6,975
8,655	5.625%, 07/01/24	8,421
7,000	5.750%, 01/30/22	6,904
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,769	5.125%, 07/15/19	1,636
7,048	6.875%, 10/15/21	6,907
	Noble Energy, Inc.,
12,200	5.625%, 05/01/21	12,316
13,290	5.875%, 06/01/22	13,464
9,692	5.875%, 06/01/24	10,016

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
10,495	Oasis Petroleum, Inc., 6.875%, 03/15/22	8,711
	Peabody Energy Corp.,
10,707	6.250%, 11/15/21	2,811
20,800	10.000%, 03/15/22 (e)	8,320
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19	386
14,125	8.500%, 05/01/20	3,673
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	8,822
16,662	5.375%, 10/01/22	14,371
18,569	6.875%, 03/01/21	17,640
9,108	Range Resources Corp., 5.000%, 03/15/23	8,334
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	3,868
8,792	5.000%, 10/01/22	8,613
10,500	5.500%, 04/15/23	10,207
11,760	Rice Energy, Inc., 7.250%, 05/01/23 (e)	10,937
3,654	RSP Permian, Inc., 6.625%, 10/01/22 (e)	3,581
3,621	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	416
5,938	SemGroup Corp., 7.500%, 06/15/21	5,879
	SM Energy Co.,
23,700	5.000%, 01/15/24	20,263
11,750	5.625%, 06/01/25	10,428
11,379	6.500%, 11/15/21	11,038
11,280	6.500%, 01/01/23	10,846
10,030	Stone Energy Corp., 7.500%, 11/15/22	6,670
	Sunoco LP/Sunoco Finance Corp.,
10,010	5.500%, 08/01/20 (e)	9,960
15,335	6.375%, 04/01/23 (e)	15,412
12,197	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	8,904
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	9,400
10,000	6.875%, 02/01/21	10,000
4,288	Tesoro Corp., 5.125%, 04/01/24	4,202
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
9,000	5.875%, 10/01/20	9,023
4,500	6.125%, 10/15/21	4,511
6,576	6.250%, 10/15/22 (e)	6,576
	Ultra Petroleum Corp., (Canada),
15,555	5.750%, 12/15/18 (e)	12,522
21,384	6.125%, 10/01/24 (e)	14,113
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	3,722

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	155

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,704	Western Refining, Inc., 6.250%, 04/01/21	4,657
13,940	Whiting Petroleum Corp., 5.000%, 03/15/19	12,476
	Williams Partners LP/ACMP Finance Corp.,
20,000	4.875%, 05/15/23	18,839
10,000	6.125%, 07/15/22	10,194
	WPX Energy, Inc.,
12,785	5.250%, 09/15/24	10,498
37,272	6.000%, 01/15/22	31,495

		874,808

	Total Energy	1,025,252

	Financials — 6.1%
	Banks — 2.3%
14,025	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	15,989
	CIT Group, Inc.,
7,713	3.875%, 02/19/19	7,713
7,626	5.000%, 08/15/22	7,750
40,915	5.250%, 03/15/18	42,500
3,256	5.375%, 05/15/20	3,403
3,676	5.500%, 02/15/19 (e)	3,864
16,345	6.625%, 04/01/18 (e)	17,489
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	3,063
6,461	6.000%, 12/19/23	6,899
59,525	6.100%, 06/10/23	63,911
35,319	6.125%, 12/15/22	38,079

		210,660

	Capital Markets — 0.1%
	E*TRADE Financial Corp.,
6,715	4.625%, 09/15/23	6,715
5,240	5.375%, 11/15/22	5,476

		12,191

	Consumer Finance — 0.8%
12,107	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.500%, 05/15/21	12,304
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,857
7,206	3.600%, 05/21/18	7,206
3,540	4.625%, 05/19/22	3,553
21,569	8.000%, 11/01/31	25,537
10,970	Navient Corp., 8.000%, 03/25/20	11,107

		68,564

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 1.1%
23,188	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	9,043
18,918	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	19,817
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	11,055
4,547	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	4,661
8,511	Highland Ranch, 6.700%, 09/01/20	8,426
10,170	Horizon Pharma Financing, Inc., 6.625%, 05/01/23 (e)	10,501
3,324	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	3,336
4,123	MSCI, Inc., 5.250%, 11/15/24 (e)	4,195
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,189	6.500%, 07/01/21	6,335
3,177	7.875%, 10/01/20	3,002
6,375	9.625%, 05/01/19	6,646
5,900	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	5,996
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,709

		95,722

	Insurance — 0.7%
	CNO Financial Group, Inc.,
3,713	4.500%, 05/30/20	3,825
10,186	5.250%, 05/30/25	10,504
7,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	8,072
7,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	8,057
13,747	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	16,015
10,335	National Financial Partners Corp., 9.000%, 07/15/21 (e)	10,128
9,783	USI, Inc., 7.750%, 01/15/21 (e)	9,490

		66,091

	Real Estate Investment Trusts (REITs) — 0.8%
	Crown Castle International Corp.,
5,970	4.875%, 04/15/22	6,127
9,555	5.250%, 01/15/23	9,997
7,120	DuPont Fabros Technology LP, 5.875%, 09/15/21	7,352
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,111
4,518	5.375%, 01/01/22	4,563
11,833	5.375%, 04/01/23	11,863

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
2,707	5.750%, 01/01/25	2,707
5,000	FelCor Lodging LP, 6.000%, 06/01/25 (e)	5,081
13,896	Iron Mountain, Inc., 5.750%, 08/15/24	13,948
3,494	Potlatch Corp., 7.500%, 11/01/19	3,913
7,000	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	6,930

		74,592

	Real Estate Management & Development — 0.2%
2,886	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,808
19,815	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	19,121

		21,929

	Thrifts & Mortgage Finance — 0.1%
9,404	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	9,169

	Total Financials	558,918

	Health Care — 11.0%
	Biotechnology — 0.1%
6,895	AMAG Pharmaceuticals, Inc., 7.875%, 09/01/23 (e)	7,059

	Health Care Equipment & Supplies — 1.6%
	Alere, Inc.,
2,366	6.375%, 07/01/23 (e)	2,425
7,858	6.500%, 06/15/20	8,150
250	7.250%, 07/01/18	261
1,265	8.625%, 10/01/18	1,297
25,947	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	26,985
9,965	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	8,906
5,100	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	5,276
8,595	Halyard Health, Inc., 6.250%, 10/15/22 (e)	8,890
7,100	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	7,224
13,750	Hologic, Inc., 5.250%, 07/15/22 (e)	14,008
7,100	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	7,491
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,072
8,773	4.750%, 04/15/23	8,318
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
11,040	4.875%, 04/15/20 (e)	11,151
9,330	5.500%, 04/15/25 (e)	9,260
18,382	5.750%, 08/01/22 (e)	18,777

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — continued
1,685	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	1,719
2,985	Teleflex, Inc., 5.250%, 06/15/24	2,992

		144,202

	Health Care Providers & Services — 6.2%
	Acadia Healthcare Co., Inc.,
2,650	5.625%, 02/15/23	2,702
4,165	6.125%, 03/15/21	4,300
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,405
7,825	5.625%, 07/15/22	7,986
9,241	Centene Corp., 4.750%, 05/15/22	9,362
	CHS/Community Health Systems, Inc.,
10,266	5.125%, 08/15/18	10,510
10,085	5.125%, 08/01/21	10,362
21,505	6.875%, 02/01/22	22,856
10,362	7.125%, 07/15/20	10,958
18,250	8.000%, 11/15/19	19,071
	DaVita HealthCare Partners, Inc.,
15,915	5.000%, 05/01/25	15,597
11,880	5.125%, 07/15/24	11,828
10,500	5.750%, 08/15/22	11,172
8,050	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	8,161
	Fresenius Medical Care U.S. Finance II, Inc.,
6,205	4.125%, 10/15/20 (e)	6,314
4,380	4.750%, 10/15/24 (e)	4,385
8,281	5.625%, 07/31/19 (e)	8,943
10,151	5.875%, 01/31/22 (e)	10,963
6,419	6.875%, 07/15/17	6,949
	Fresenius Medical Care U.S. Finance, Inc.,
10,235	5.750%, 02/15/21 (e)	11,079
3,075	6.500%, 09/15/18 (e)	3,398
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,570
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,083
9,680	4.250%, 10/15/19	9,874
8,980	4.750%, 05/01/23	9,103
11,701	5.000%, 03/15/24	11,979
12,185	5.250%, 04/15/25	12,642
19,215	5.375%, 02/01/25	19,503
10,440	5.875%, 03/15/22	11,354
19,389	6.500%, 02/15/20	21,425
19,448	7.500%, 02/15/22	22,311
2,200	8.000%, 10/01/18	2,524

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	157

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
6,800	Series 1, 5.875%, 05/01/23	7,191
	HealthSouth Corp.,
1,695	5.125%, 03/15/23	1,678
8,073	5.750%, 11/01/24	8,185
24,291	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	25,175
2,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	2,940
	LifePoint Health, Inc.,
7,774	5.500%, 12/01/21	8,099
5,450	6.625%, 10/01/20	5,641
23,925	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	24,583
	Omnicare, Inc.,
2,090	4.750%, 12/01/22	2,220
1,090	5.000%, 12/01/24	1,172
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,413
8,041	4.500%, 04/01/21	8,081
5,725	4.750%, 06/01/20	5,836
11,514	5.000%, 03/01/19	11,494
8,164	5.500%, 03/01/19	8,184
19,145	6.000%, 10/01/20	20,485
6,204	6.250%, 11/01/18	6,724
6,208	6.750%, 02/01/20	6,550
12,365	6.750%, 06/15/23	12,736
13,807	8.000%, 08/01/20	14,411
21,073	8.125%, 04/01/22	23,338
	Universal Health Services, Inc.,
2,200	3.750%, 08/01/19 (e)	2,244
3,252	4.750%, 08/01/22 (e)	3,349

		569,398

	Health Care Technology — 0.3%
	Emdeon, Inc.,
9,635	6.000%, 02/15/21 (e)	9,491
6,853	11.000%, 12/31/19	7,358
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,823

		26,672

	Life Sciences Tools & Services — 0.1%
8,195	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	8,359

	Pharmaceuticals — 2.7%
8,480	Capsugel S.A., (Luxembourg), (cash), 7.000%, 05/15/19 (e) (v)	8,544

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — continued
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d)	1
9,070	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	9,366
4,450	Endo Finance LLC, 5.750%, 01/15/22 (e)	4,550
1,959	Endo Finance LLC/Endo Finco, Inc., 7.750%, 01/15/22 (e)	2,091
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
19,105	6.000%, 07/15/23 (e)	19,869
8,650	6.000%, 02/01/25 (e)	8,888
5,814	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	6,180
	Valeant Pharmaceuticals International, Inc., (Canada),
24,825	5.375%, 03/15/20 (e)	25,259
6,175	5.500%, 03/01/23 (e)	6,260
6,075	5.625%, 12/01/21 (e)	6,181
44,515	5.875%, 05/15/23 (e)	45,405
28,590	6.125%, 04/15/25 (e)	29,448
22,653	6.375%, 10/15/20 (e)	23,616
19,415	6.750%, 08/15/18 (e)	20,313
3,870	6.750%, 08/15/21 (e)	4,015
16,270	7.000%, 10/01/20 (e)	16,840
3,700	7.250%, 07/15/22 (e)	3,894
11,237	7.500%, 07/15/21 (e)	12,066

		252,786

	Total Health Care	1,008,476

	Industrials — 9.8%
	Aerospace & Defense — 0.6%
3,884	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	4,088
	Bombardier, Inc., (Canada),
6,425	4.750%, 04/15/19 (e)	5,204
9,550	5.500%, 09/15/18 (e)	8,356
8,450	7.500%, 03/15/18 (e)	7,901
2,700	Orbital ATK, Inc., 5.250%, 10/01/21	2,754
	TransDigm, Inc.,
6,390	5.500%, 10/15/20	6,263
10,688	6.000%, 07/15/22	10,529
6,065	6.500%, 07/15/24	5,929

		51,024

	Airlines — 0.7%
7,925	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	8,271

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
7,142	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	7,820
2,329	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,562
6,397	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	6,637
3,910	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,453
249	Delta Air Lines 2009-1 Series B Pass-Through Trust, Class B, 9.750%, 12/17/16	267
10,655	Delta Air Lines 2012-1 Class B Pass-Through Trust, Series B, 6.875%, 05/07/19 (e)	11,507
11,800	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	13,143
7,203	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	7,456
2,317	UAL 2007-1 Pass-Through Trust, Series A, 6.636%, 07/02/22	2,456
1,175	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,263

		65,835

	Building Products — 0.5%
	Building Materials Corp. of America,
12,293	5.375%, 11/15/24 (e)	12,293
2,200	6.750%, 05/01/21 (e)	2,302
	Masco Corp.,
5,625	4.450%, 04/01/25	5,624
1,075	7.125%, 03/15/20	1,242
7,641	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	7,679
9,409	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	9,762
9,850	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	9,825

		48,727

	Commercial Services & Supplies — 2.6%
	ADT Corp. (The),
33,550	4.125%, 06/15/23	30,782
26,645	6.250%, 10/15/21	27,511
23,830	Casella Waste Systems, Inc., 7.750%, 02/15/19	23,771
	Covanta Holding Corp.,
4,800	5.875%, 03/01/24	4,680
3,890	7.250%, 12/01/20	4,060
8,234	Deluxe Corp., 6.000%, 11/15/20	8,646

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — continued
20,200	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	18,887
	Harland Clarke Holdings Corp.,
6,275	9.250%, 03/01/21 (e)	5,224
980	9.750%, 08/01/18 (e)	1,009
32,554	ILFC E-Capital Trust I, VAR, 4.690%, 12/21/65 (e)	30,601
32,786	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	30,942
13,300	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	13,180
17,375	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	12,206
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,106
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,440
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 10/15/15 (d)	10
6,815	6.500%, 08/01/27 (d)	9
865	Quebecor World Capital ULC, (Canada), 6.125%, 10/15/15 (d)	1
	R.R. Donnelley & Sons Co.,
1,025	6.000%, 04/01/24	968
2,670	7.875%, 03/15/21	2,803
9,615	West Corp., 5.375%, 07/15/22 (e)	9,038

		234,874

	Construction & Engineering — 0.9%
	AECOM,
13,400	5.750%, 10/15/22 (e)	13,400
26,050	5.875%, 10/15/24 (e)	26,245
9,689	Dycom Investments, Inc., 7.125%, 01/15/21	10,101
27,905	MasTec, Inc., 4.875%, 03/15/23	22,882
12,000	Tutor Perini Corp., 7.625%, 11/01/18	12,300

		84,928

	Electrical Equipment — 0.3%
4,465	EnerSys, 5.000%, 04/30/23 (e)	4,309
4,533	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	4,669
	Sensata Technologies B.V., (Netherlands),
3,920	4.875%, 10/15/23 (e)	3,852
5,020	5.000%, 10/01/25 (e)	4,869
2,831	5.625%, 11/01/24 (e)	2,902
6,660	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	6,310

		26,911

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	159

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — 0.0% (g)
4,715	J.M. Huber Corp., 9.875%, 11/01/19 (e)	4,986

	Machinery — 0.9%
10,479	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	10,558
15,017	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	14,191
	Bluewater Holding B.V., (Netherlands),
9,100	10.000%, 12/10/19 (e)	6,461
22,400	Reg. S, 10.000%, 12/10/19 (e)	15,904
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,624
7,550	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	6,719
14,640	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	15,006
3,591	Oshkosh Corp., 5.375%, 03/01/25	3,591

		82,054

	Marine — 0.6%
	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc.,
16,675	7.375%, 01/15/22 (e)	13,840
2,080	8.125%, 02/15/19	1,654
13,017	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	12,008
6,552	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	5,045
25,487	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	19,880

		52,427

	Professional Services — 0.1%
5,724	CEB, Inc., 5.625%, 06/15/23 (e)	5,724

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
1,440	5.625%, 10/01/24 (e)	1,430
9,989	6.500%, 07/15/22 (e)	10,389
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
10,011	5.125%, 06/01/22 (e)	9,873
9,725	5.250%, 03/15/25 (e)	9,215
16,404	Hertz Corp. (The), 7.375%, 01/15/21	17,101

		48,008

	Trading Companies & Distributors — 2.1%
12,099	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	10,587
	Aircastle Ltd., (Bermuda),
84	5.125%, 03/15/21	86

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — continued
2,882	6.250%, 12/01/19	3,127
5,969	7.625%, 04/15/20	6,775
19,254	H&E Equipment Services, Inc., 7.000%, 09/01/22	19,158
	HD Supply, Inc.,
2,900	5.250%, 12/15/21 (e)	2,980
16,480	7.500%, 07/15/20	17,592
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,002
4,965	5.875%, 04/01/19	5,281
24,055	6.250%, 05/15/19	25,919
29,982	8.250%, 12/15/20	35,529
6,650	8.625%, 01/15/22	8,130
	United Rentals North America, Inc.,
7,850	4.625%, 07/15/23	7,722
8,775	5.500%, 07/15/25	8,468
9,935	5.750%, 11/15/24	9,786
8,488	6.125%, 06/15/23	8,658
5,200	7.625%, 04/15/22	5,603
11,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	10,945

		192,348

	Total Industrials	897,846

	Information Technology — 4.5%
	Communications Equipment — 1.0%
	Alcatel-Lucent USA, Inc.,
8,207	6.450%, 03/15/29	8,582
3,175	6.750%, 11/15/20 (e)	3,389
	Avaya, Inc.,
15,389	7.000%, 04/01/19 (e)	13,812
17,258	10.500%, 03/01/21 (e)	11,433
7,807	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	7,592
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,535
6,095	5.000%, 06/15/21 (e)	6,020
10,967	5.500%, 06/15/24 (e)	10,652
18,825	Goodman Networks, Inc., 12.125%, 07/01/18	7,153
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	6,924
3,965	6.625%, 05/15/39	4,263
7,735	Plantronics, Inc., 5.500%, 05/31/23 (e)	7,774

		90,129

	Electronic Equipment, Instruments & Components — 0.4%
7,090	Anixter, Inc., 5.500%, 03/01/23 (e)	7,090

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — continued
	Belden, Inc.,
6,149	5.250%, 07/15/24 (e)	5,826
597	5.500%, 09/01/22 (e)	588
	CDW LLC/CDW Finance Corp.,
3,636	5.000%, 09/01/23	3,591
2,951	5.500%, 12/01/24	2,921
2,726	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	2,744
8,800	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	9,416

		32,176

	Internet Software & Services — 0.2%
5,895	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	5,907
	VeriSign, Inc.,
5,954	4.625%, 05/01/23	5,805
4,933	5.250%, 04/01/25	4,970

		16,682

	IT Services — 1.1%
7,895	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	7,796
	First Data Corp.,
9,450	5.375%, 08/15/23 (e)	9,568
9,460	6.750%, 11/01/20 (e)	9,957
14,302	8.250%, 01/15/21 (e)	15,053
3,550	10.625%, 06/15/21	3,927
3,720	11.250%, 01/15/21	4,111
13,070	11.750%, 08/15/21	14,723
19,168	12.625%, 01/15/21	22,019
3,418	8.750%, 01/15/22 (e)	3,598
	SunGard Data Systems, Inc.,
8,170	6.625%, 11/01/19	8,477
2,739	7.625%, 11/15/20	2,869

		102,098

	Semiconductors & Semiconductor Equipment — 1.1%
	Advanced Micro Devices, Inc.,
8,838	6.750%, 03/01/19	6,231
20,232	7.000%, 07/01/24	13,049
770	7.500%, 08/15/22	497
9,140	7.750%, 08/01/20	5,987
	Amkor Technology, Inc.,
2,311	6.375%, 10/01/22	2,248
1,180	6.625%, 06/01/21	1,165

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — continued
3,004	Entegris, Inc., 6.000%, 04/01/22 (e)	3,041
3,714	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	3,881
	Micron Technology, Inc.,
7,777	5.250%, 08/01/23 (e)	7,252
3,106	5.250%, 01/15/24 (e)	2,881
7,392	5.500%, 02/01/25	6,874
5,558	5.625%, 01/15/26 (e)	5,044
5,133	5.875%, 02/15/22	5,056
	NXP B.V./NXP Funding LLC, (Netherlands),
14,909	4.125%, 06/15/20 (e)	14,928
17,426	4.625%, 06/15/22 (e)	17,252
3,230	5.750%, 02/15/21 (e)	3,371
3,663	5.750%, 03/15/23 (e)	3,791

		102,548

	Software — 0.6%
	Audatex North America, Inc.,
11,712	6.000%, 06/15/21 (e)	11,436
7,111	6.125%, 11/01/23 (e)	7,048
	Infor U.S., Inc.,
2,495	5.750%, 08/15/20 (e)	2,501
9,315	6.500%, 05/15/22 (e)	8,733
9,984	Italics Merger Sub, Inc., 7.125%, 07/15/23 (e)	9,657
8,552	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	8,568
5,765	Open Text Corp., (Canada), 5.625%, 01/15/23 (e)	5,765
5,501	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23 (e)	5,673

		59,381

	Technology Hardware, Storage & Peripherals — 0.1%
	NCR Corp.,
3,142	5.000%, 07/15/22	3,055
1,090	5.875%, 12/15/21	1,109
2,730	6.375%, 12/15/23	2,802

		6,966

	Total Information Technology	409,980

	Materials — 9.4%
	Chemicals — 2.1%
12,040	Ashland, Inc., 4.750%, 08/15/22	11,950
11,144	Axiall Corp., 4.875%, 05/15/23	10,810
9,800	Basell Finance Co., B.V., (Netherlands), Class B, 8.100%, 03/15/27 (e)	12,740
5,000	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	4,869

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	161

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
5,866	Eagle Spinco, Inc., 4.625%, 02/15/21	5,719
	Hexion, Inc.,
16,150	6.625%, 04/15/20	15,060
6,016	10.000%, 04/15/20	6,136
	Huntsman International LLC,
4,030	4.875%, 11/15/20	3,949
4,396	5.125%, 11/15/22 (e)	4,176
	INEOS Group Holdings S.A., (Luxembourg),
2,791	5.875%, 02/15/19 (e)	2,767
2,617	6.125%, 08/15/18 (e)	2,620
	LyondellBasell Industries N.V., (Netherlands),
2,930	5.000%, 04/15/19	3,168
6,000	6.000%, 11/15/21	6,797
	Momentive Performance Materials, Inc.,
10,610	3.880%, 10/24/21	9,052
10,610	8.875%, 10/15/20 (d)	—	(h)
	NOVA Chemicals Corp., (Canada),
5,295	5.000%, 05/01/25 (e)	5,295
5,135	5.250%, 08/01/23 (e)	5,161
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,065
7,200	Olin Corp., 5.500%, 08/15/22	7,344
8,185	Platform Specialty Products Corp., 6.500%, 02/01/22 (e)	7,926
	PolyOne Corp.,
14,639	5.250%, 03/15/23	14,346
3,070	7.375%, 09/15/20	3,190
	Rain CII Carbon LLC/CII Carbon Corp.,
9,845	8.000%, 12/01/18 (e)	9,205
7,856	8.250%, 01/15/21 (e)	7,424
	Tronox Finance LLC,
1,100	6.375%, 08/15/20	902
16,004	7.500%, 03/15/22 (e)	12,883
	W.R. Grace & Co.-Conn,
6,902	5.125%, 10/01/21 (e)	6,988
2,300	5.625%, 10/01/24 (e)	2,372

		188,914

	Construction Materials — 1.8%
28,654	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	31,233
25,230	Cemex Finance LLC, 9.375%, 10/12/22 (e)	28,068
	Cemex S.A.B. de C.V., (Mexico),
27,660	5.700%, 01/11/25 (e)	25,724
4,443	6.125%, 05/05/25 (e)	4,221
9,800	6.500%, 12/10/19 (e)	9,947

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — continued
10,513	7.250%, 01/15/21 (e)	11,038
6,750	Headwaters, Inc., 7.250%, 01/15/19	7,020
9,475	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23 (e)	9,428
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18	7,427
	Vulcan Materials Co.,
10,949	4.500%, 04/01/25	10,757
14,250	7.500%, 06/15/21	16,281

		161,144

	Containers & Packaging — 1.5%
446	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	468
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
2,971	6.250%, 01/31/19 (e)	3,031
1,694	7.000%, 11/15/20 (e)	1,711
4,119	9.125%, 10/15/20 (e)	4,306
8,760	Ball Corp., 5.250%, 07/01/25	8,716
8,685	Berry Plastics Corp., 5.125%, 07/15/23	8,120
	Cascades, Inc., (Canada),
8,455	5.500%, 07/15/22 (e)	8,117
7,225	5.750%, 07/15/23 (e)	6,990
3,508	Constar International, Inc., 11.000%, 12/31/17 (d)	582
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,597
4,075	Graphic Packaging International, Inc., 4.750%, 04/15/21	4,126
	Owens-Brockway Glass Container, Inc.,
4,890	5.000%, 01/15/22 (e)	4,817
2,908	5.375%, 01/15/25 (e)	2,813
1,802	6.375%, 08/15/25 (e)	1,843
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
24,900	5.750%, 10/15/20	25,678
15,600	6.875%, 02/15/21	16,341
1,614	7.125%, 04/15/19	1,646
6,800	8.250%, 02/15/21	6,996
6,905	9.875%, 08/15/19	7,259
	Sealed Air Corp.,
8,745	5.125%, 12/01/24 (e)	8,849
3,594	5.250%, 04/01/23 (e)	3,675
6,000	6.500%, 12/01/20 (e)	6,645

		138,326

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — 3.7%
10,880	AK Steel Corp., 8.750%, 12/01/18	10,880
	Alcoa, Inc.,
13,755	5.125%, 10/01/24	13,480
5,011	5.400%, 04/15/21	5,161
10,368	5.870%, 02/23/22	10,731
10,506	5.900%, 02/01/27	10,506
5,000	5.950%, 02/01/37	4,856
4,231	6.150%, 08/15/20	4,495
14,394	6.750%, 01/15/28	15,330
	Aleris International, Inc.,
4,650	7.625%, 02/15/18	4,569
5,531	7.875%, 11/01/20	5,351
7,200	Allegheny Technologies, Inc., 6.625%, 08/15/23	6,354
	ArcelorMittal, (Luxembourg),
4,335	6.125%, 06/01/25	3,999
13,005	6.250%, 03/01/21	12,826
52,325	7.000%, 02/25/22	52,194
4,850	7.750%, 10/15/39	4,499
12,050	10.600%, 06/01/19	14,038
3,765	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	3,690
21,454	Coeur Mining, Inc., 7.875%, 02/01/21	13,677
	Commercial Metals Co.,
5,360	4.875%, 05/15/23	4,744
5,001	7.350%, 08/15/18	5,326
3,383	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	2,605
	First Quantum Minerals Ltd., (Canada),
6,741	6.750%, 02/15/20 (e)	4,820
4,861	7.000%, 02/15/21 (e)	3,427
2,366	7.250%, 05/15/22 (e)	1,662
21,276	Hecla Mining Co., 6.875%, 05/01/21	17,021
5,322	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	4,828
	Lundin Mining Corp., (Canada),
7,500	7.500%, 11/01/20 (e)	7,406
7,350	7.875%, 11/01/22 (e)	7,240
	New Gold, Inc., (Canada),
12,787	6.250%, 11/15/22 (e)	10,805
7,261	7.000%, 04/15/20 (e)	6,970
19,935	Novelis, Inc., (Canada), 8.750%, 12/15/20	19,885
4,715	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,055

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
4,850	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	4,426
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	7,874
	Steel Dynamics, Inc.,
5,850	5.125%, 10/01/21	5,736
3,800	5.250%, 04/15/23	3,691
8,660	5.500%, 10/01/24	8,411
5,017	6.375%, 08/15/22	5,180
5,370	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	3,061

		335,809

	Paper & Forest Products — 0.3%
	Clearwater Paper Corp.,
5,255	4.500%, 02/01/23	4,993
2,969	5.375%, 02/01/25 (e)	2,902
12,400	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	11,780
2,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	2,820
854	Mercer International, Inc., 7.000%, 12/01/19	871
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	6,040
2,350	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	2,491

		31,897

	Total Materials	856,090

	Telecommunication Services — 9.5%
	Diversified Telecommunication Services — 5.8%
	Altice Financing S.A., (Luxembourg),
10,515	6.500%, 01/15/22 (e)	10,647
15,117	6.625%, 02/15/23 (e)	15,041
3,264	7.875%, 12/15/19 (e)	3,415
5,814	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	5,698
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,228	5.375%, 05/01/25 (e)	2,164
4,036	5.875%, 05/01/27 (e)	3,955
5,564	6.625%, 01/31/22	5,856
12,449	CenturyLink, Inc., 5.625%, 04/01/25 (e)	11,117
15,728	Cincinnati Bell, Inc., 8.375%, 10/15/20	16,415
9,125	Consolidated Communications, Inc., 6.500%, 10/01/22 (e)	8,441
47,545	Embarq Corp., 7.995%, 06/01/36	50,279
	Frontier Communications Corp.,
18,665	8.500%, 04/15/20	19,178

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	163

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
964	8.750%, 04/15/22	950
19,968	9.250%, 07/01/21	20,517
	Intelsat Jackson Holdings S.A., (Luxembourg),
2,030	5.500%, 08/01/23	1,787
39,078	6.625%, 12/15/22	34,193
20,255	7.250%, 04/01/19	19,799
27,530	7.250%, 10/15/20	26,463
3,965	7.500%, 04/01/21	3,841
12,518	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	9,379
9,339	Level 3 Communications, Inc., 5.750%, 12/01/22	9,316
	Level 3 Financing, Inc.,
4,878	5.125%, 05/01/23 (e)	4,756
13,077	5.375%, 05/01/25 (e)	12,636
4,460	5.625%, 02/01/23	4,499
7,676	6.125%, 01/15/21	8,040
11,708	7.000%, 06/01/20	12,323
7,517	8.625%, 07/15/20	7,964
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	7,339
19,854	7.750%, 02/15/31	19,060
4,750	Qwest Corp., 7.250%, 09/15/25	5,228
	Sprint Capital Corp.,
11,430	6.875%, 11/15/28	9,830
4,900	6.900%, 05/01/19	4,967
24,861	8.750%, 03/15/32	23,525
7,817	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	7,583
586	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	629
	Virgin Media Finance plc, (United Kingdom),
4,850	5.250%, 02/15/22	4,626
3,009	5.750%, 01/15/25 (e)	3,022
4,982	6.375%, 04/15/23 (e)	5,178
	Virgin Media Secured Finance plc, (United Kingdom),
3,000	5.250%, 01/15/26 (e)	2,910
3,596	5.375%, 04/15/21 (e)	3,686
	Wind Acquisition Finance S.A., (Luxembourg),
8,802	4.750%, 07/15/20 (e)	8,868
10,025	7.375%, 04/23/21 (e)	10,251
	Windstream Services LLC,
7,286	6.375%, 08/01/23	5,347
14,808	7.500%, 06/01/22	11,699
24,772	7.500%, 04/01/23	19,384

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
20,055	7.750%, 10/01/21	16,345
	Zayo Group LLC/Zayo Capital, Inc.,
17,785	6.000%, 04/01/23 (e)	17,762
5,490	6.375%, 05/15/25 (e)	5,435
5,575	10.125%, 07/01/20	6,132

		527,475

	Wireless Telecommunication Services — 3.7%
10,230	SBA Communications Corp., 4.875%, 07/15/22	10,141
674	SBA Telecommunications, Inc., 5.750%, 07/15/20	703
19,214	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	19,222
	Sprint Communications, Inc.,
6,728	6.000%, 12/01/16	6,879
19,907	7.000%, 03/01/20 (e)	21,145
36,790	7.000%, 08/15/20	36,330
41,426	9.000%, 11/15/18 (e)	46,138
5,758	11.500%, 11/15/21	6,579
	Sprint Corp.,
30,534	7.125%, 06/15/24	28,235
8,929	7.250%, 09/15/21	8,684
20,734	7.625%, 02/15/25	19,347
13,384	7.875%, 09/15/23	12,865
	T-Mobile USA, Inc.,
4,836	5.250%, 09/01/18	4,951
7,620	6.000%, 03/01/23	7,768
10,105	6.125%, 01/15/22	10,421
12,564	6.250%, 04/01/21	12,976
8,600	6.375%, 03/01/25	8,789
4,862	6.500%, 01/15/24	4,996
7,125	6.625%, 11/15/20	7,374
13,487	6.625%, 04/01/23	14,067
12,753	6.633%, 04/28/21	13,327
24,337	6.731%, 04/28/22	25,554
9,090	6.836%, 04/28/23	9,522

		336,013

	Total Telecommunication Services	863,488

	Utilities — 3.7%
	Electric Utilities — 0.2%
9,328	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	8,745
15,375	Texas Competitive Electric Holdings Co. LLC, VAR, 4.691%, 10/01/20	7,072

		15,817

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 1.0%
1,495	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	1,510
12,424	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	11,927
5,808	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	5,605
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
5,385	5.625%, 07/15/22	4,900
7,384	5.625%, 11/15/23 (e)	6,609
	Sabine Pass Liquefaction LLC,
30,157	5.625%, 04/15/23	29,290
9,640	5.625%, 03/01/25 (e)	9,321
11,000	5.625%, 02/01/21	10,835
9,090	5.750%, 05/15/24	8,885
4,000	6.250%, 03/15/22	4,020

		92,902

	Independent Power & Renewable Electricity Producers — 2.5%
	AES Corp.,
5,190	4.875%, 05/15/23	4,827
20,474	5.500%, 03/15/24	19,553
10,165	5.500%, 04/15/25	9,555
	Calpine Corp.,
9,837	5.375%, 01/15/23	9,490
10,700	5.500%, 02/01/24	10,325
9,821	5.750%, 01/15/25	9,514
18,374	5.875%, 01/15/24 (e)	19,293
7,500	6.000%, 01/15/22 (e)	7,978
10,000	Dynegy, Inc., 5.875%, 06/01/23	9,550
11,000	6.750%, 11/01/19	11,406
14,380	7.375%, 11/01/22	14,883
4,900	7.625%, 11/01/24	5,100
30,000	GenOn Energy, Inc., 9.875%, 10/15/20	28,350
	NRG Energy, Inc.,
11,000	6.250%, 05/01/24	10,450
20,000	6.625%, 03/15/23	19,650
16,000	7.875%, 05/15/21	16,520
	Talen Energy Supply LLC,
7,603	4.625%, 07/15/19 (e)	7,185
9,004	6.500%, 06/01/25 (e)	8,351

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Independent Power & Renewable Electricity Producers — continued
5,992		TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)	5,692

			227,672

		Total Utilities	336,391

		Total Corporate Bonds (Cost $8,297,776)	8,031,304

Preferred Securities — 1.6% (x)
		Financials — 1.6%
		Banks — 1.3%
17,418		Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	17,004
5,060		Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	5,368
5,503		BNP Paribas S.A., (France), VAR, 7.375%, 08/19/25 (e)	5,635
		Citigroup, Inc.,
15,310		VAR, 5.875%, 03/27/20	15,167
7,340		VAR, 5.950%, 05/15/25	7,019
23,365		VAR, 5.950%, 08/15/20	23,172
9,016		VAR, 5.950%, 01/30/23	8,840
11,709		Credit Agricole S.A., (France), VAR, 6.625%, 09/23/19 (e)	11,481
7,503		HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 03/30/25	7,456
		Royal Bank of Scotland Group plc, (United Kingdom),
12,167		VAR, 7.500%, 08/20/20	12,197
6,161		VAR, 8.000%, 08/10/25	6,292

			119,631

		Capital Markets — 0.3%
		Goldman Sachs Group, Inc. (The),
10,384		Series L, VAR, 5.700%, 05/10/19	10,449
9,854		Series M, VAR, 5.375%, 05/10/20	9,651
2,617		Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	2,614

			22,714

		Total Preferred Securities (Cost $143,160)	142,345

SHARES
Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a)	1,249

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	165

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a)	251

	Total Consumer Discretionary	1,500

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (a)	26
106	Somerset Cayuga Holding Co., Inc. (a)	2,315

	Total Financials	2,341

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., ADR (a)	—	(h)

	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
1,491	NII Holdings, Inc. (a)	12,806

	Utilities — 0.1%
	Independent Power & Renewable Electricity Producers — 0.1%
200	Dynegy, Inc. (a)	5,150

	Total Common Stocks (Cost $31,838)	21,797

Preferred Stocks — 0.9%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1	Spanish Broadcasting System, Inc., Series B, 10.750%, 10/01/15 ($1000 par value) (v) @	1,056

	Financials — 0.8%
	Consumer Finance — 0.4%
14	Ally Financial, Inc., Series G, 7.000%, 10/01/15 ($1000 par value) (e) @	14,105
646	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	16,492

		30,597

	Insurance — 0.4%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	9,718
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.409%, 09/29/15 ($1,000 par value) @	28,279

		37,997

	Total Financials	68,594

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	13,376

SHARES	SECURITY DESCRIPTION	VALUE($)

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A (a)	—	(h)

	Total Preferred Stocks (Cost $78,562)	83,026

PRINCIPAL AMOUNT($)
Loan Assignments — 5.7%
	Consumer Discretionary — 2.3%
	Auto Components — 0.1%
4,957	Remy International, Inc., Term Loan, VAR, 4.250%, 03/05/20	4,944

	Automobiles — 0.2%
8,669	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	8,650
13,616	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	13,557

		22,207

	Hotels, Restaurants & Leisure — 0.2%
4,800	Graton Economic Development Authority, Term Loan B, VAR, 4.750%, 09/09/22 ^	4,800
5,826	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	5,757
6,203	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	6,219

		16,776

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.534%, 01/30/17	4,909

	Leisure Products — 0.2%
14,900	Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	14,579
8,429	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	7,881

		22,460

	Media — 1.0%
44,235	iHeartCommunications, Inc., Term Loan D, VAR, 6.948%, 01/30/19	38,982
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.698%, 07/30/19	17,901
11,615	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	11,526
19,211	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20 ^	19,061

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
6,508	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	6,212

		93,682

	Multiline Retail — 0.2%
17,476	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	17,427

	Specialty Retail — 0.4%
14,813	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	11,467
4,455	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	4,446
9,308	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	9,306
8,333	Staples, Inc., Term Loan, VAR, 3.500%, 04/21/21 ^	8,292

		33,511

	Total Consumer Discretionary	215,916

	Consumer Staples — 0.2%
	Food Products — 0.2%
3,901	Dole Food Co., Inc., Tranche B-1 Term Loan, VAR, 4.500%, 11/01/18	3,899
3,675	Hearthside Food Solutions LLC, Term Loan, VAR, 4.500%, 06/02/21	3,652
2,782	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	2,765
2,948	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	2,922
4,129	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	4,121

	Total Consumer Staples	17,359

	Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
3,334	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	2,347
3,384	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	2,437

		4,784

	Oil, Gas & Consumable Fuels — 0.3%
2,752	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,751
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	3,458
6,789	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	6,317
2,280	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19 ^	2,265

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
6,430	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,721
8,733	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18 (d)	1,812
4,136	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	3,629

		24,953

	Total Energy	29,737

	Financials — 0.4%
	Consumer Finance — 0.1%
11,849	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	11,683

	Diversified Financial Services — 0.3%
22,605	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	21,513

	Total Financials	33,196

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,782

	Industrials — 0.4%
	Building Products — 0.1%
7,055	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	7,002

	Commercial Services & Supplies — 0.1%
5,553	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.532%, 06/30/17	5,538

	Construction & Engineering — 0.0% (g)
1,561	Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22	1,545

	Industrial Conglomerates — 0.0% (g)
2,159	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,900

	Machinery — 0.0% (g)
1,990	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20	1,896

	Marine — 0.1%
2,616	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	2,014
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	4,567

		6,581

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	167

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Oil, Gas & Consumable Fuels — 0.0% (g)
4,093	Navios Maritime Partners LP, Term Loan, VAR, 5.500%, 06/18/20	4,052

	Road & Rail — 0.1%
7,521	Quality Distribution 2nd Lien Term Loan, VAR, 9.500%, 07/29/22	7,145

	Trading Companies & Distributors — 0.0% (g)
3,611	McJunkin Red Man Corp., Term Loan, VAR, 4.750%, 11/08/19 ^	3,523

	Total Industrials	39,182

	Information Technology — 0.8%
	Communications Equipment — 0.2%
18,718	Avaya, Inc., Term Loan B7, VAR, 6.250%, 04/30/20	16,044
4,222	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	4,221

		20,265

	Electronic Equipment, Instruments & Components — 0.2%
12,668	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	12,592

	Internet Software & Services — 0.0% (g)
3,069	Go Daddy Group, Inc. (The), Initial Term Loan, VAR, 4.250%, 05/13/21 ^	3,066

	IT Services — 0.3%
	First Data Corp., Term Loan,
20,200	VAR, 3.700%, 03/23/18	20,032
4,436	VAR, 3.700%, 09/24/18	4,399

		24,431

	Semiconductors & Semiconductor Equipment — 0.1%
10,897	On Semiconductor Corp., Term Loan, VAR, 1.936%, 01/02/18	10,624

	Total Information Technology	70,978

	Materials — 0.3%
	Chemicals — 0.0% (g)
1,950	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	1,985

	Construction Materials — 0.0% (g)
1,797	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	1,798

	Metals & Mining — 0.3%
1,200	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	1,105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
10,300	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	10,094
11,557	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19 ^	9,316

		20,515

	Total Materials	24,298

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
10,618	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,658
2,164	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	2,154
620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	611

		13,423

	Wireless Telecommunication Services — 0.1%
2,551	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	2,347
3,491	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	3,212

		5,559

	Total Telecommunication Services	18,982

	Utilities — 0.7%
	Electric Utilities — 0.7%
83,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.674%, 10/10/17 (d)	37,542
70,354	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.674%, 11/18/15 (d)	31,006

	Total Utilities	68,548

	Total Loan Assignments (Cost $612,610)	523,978

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — continued
	Industrials — 0.0% (g)
	Marine — 0.0% (g)
23	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	11

	Total Warrants (Cost $2)	11

SHARES
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
226	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $226)	226

	Total Investments — 96.4% (Cost $9,174,875)	8,816,187
	Other Assets in Excess of Liabilities — 3.6%	324,676

	NET ASSETS — 100.0%	$9,140,863

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	169

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.1%
		Ally Auto Receivables Trust,
28		Series 2012-4, Class A3, 0.590%, 01/17/17	28
115		Series 2012-5, Class A3, 0.620%, 03/15/17	115
324		Series 2013-1, Class A3, 0.630%, 05/15/17	324
760		Series 2013-2, Class A3, 0.790%, 01/15/18	759
476		Series 2015-1, Class A3, 1.390%, 09/16/19	476
305		Series 2015-SN1, Class A3, 1.210%, 12/20/17	305
366		American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.330%, 07/10/18 (e)	366
		American Express Credit Account Master Trust,
1,847		Series 2014-2, Class A, 1.260%, 01/15/20	1,851
619		Series 2014-3, Class A, 1.490%, 04/15/20	623
		AmeriCredit Automobile Receivables Trust,
—	(h)	Series 2012-4, Class A3, 0.670%, 06/08/17	—	(h)
94		Series 2013-1, Class A3, 0.610%, 10/10/17	94
574		Series 2013-5, Class A3, 0.900%, 09/10/18	574
665		B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	659
1,726		BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	1,725
		BMW Vehicle Owner Trust,
589		Series 2013-A, Class A3, 0.670%, 11/27/17	589
640		Series 2014-A, Class A3, 0.970%, 11/26/18	639
463		Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	464
		Capital Auto Receivables Asset Trust,
1,600		Series 2015-1, Class A3, 1.610%, 06/20/19	1,597
617		Series 2015-2, Class A3, 1.730%, 09/20/19	616
608		CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	608
		CarMax Auto Owner Trust,
102		Series 2012-3, Class A3, 0.520%, 07/17/17	102
390		Series 2013-1, Class A3, 0.600%, 10/16/17	390
730		Series 2013-4, Class A3, 0.800%, 07/16/18	729
2,273		Series 2014-2, Class A3, 0.980%, 01/15/19	2,270
527		Series 2015-2, Class A3, 1.370%, 03/16/20	526
1,861		Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,860
3,200		Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 04/09/20	3,228
		CNH Equipment Trust,
133		Series 2012-C, Class A3, 0.570%, 12/15/17	132
544		Series 2012-D, Class A3, 0.650%, 04/16/18	544
616		Series 2013-A, Class A3, 0.690%, 06/15/18	615
456		Series 2013-C, Class A3, 1.020%, 08/15/18	456

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,745	Series 2013-D, Class A3, 0.770%, 10/15/18	1,742
1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,546
2,000	Series 2014-B, Class A3, 0.910%, 05/15/19	1,997
487	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	489
	CPS Auto Receivables Trust,
373	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	374
651	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	649
1,154	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	1,154
1,338	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,344
1,892	CPS Auto Trust, Series 2015-B, Class A, 1.650%, 11/15/19 (e)	1,894
1,857	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	1,853
64	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	65
1,718	DT Auto Owner Trust, Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	1,718
	Exeter Automobile Receivables Trust,
302	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	302
135	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	134
753	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	754
	Fifth Third Auto Trust,
610	Series 2013-1, Class A3, 0.880%, 10/16/17	610
755	Series 2013-A, Class A3, 0.610%, 09/15/17	755
1,325	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,317
	Flagship Credit Auto Trust,
1,202	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	1,197
922	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	919
	Ford Credit Auto Lease Trust,
214	Series 2013-B, Class A3, 0.760%, 09/15/16	214
1,002	Series 2014-B, Class A3, 0.890%, 09/15/17	1,001
	Ford Credit Auto Owner Trust,
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
300	Series 2013-B, Class A3, 0.570%, 10/15/17	299
436	Series 2013-C, Class A3, 0.820%, 12/15/17	436
786	Series 2013-D, Class A3, 0.670%, 04/15/18	786

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,423	Series 2014-B, Class A3, 0.900%, 10/15/18	1,422
1,101	Series 2014-C, Class A3, 1.060%, 05/15/19	1,101
668	Series 2015-A, Class A3, 1.280%, 09/15/19	669
658	Series 2015-B, Class A3, 1.160%, 11/15/19	658
1,967	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,967
1,198	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,193
1,691	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	1,684
963	GM Financial Automobile Leasing Trust, Series 2015-1, Class A3, 1.530%, 09/20/18	967
	GMAT Trust,
1,025	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,029
139	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	139
	Harley-Davidson Motorcycle Trust,
1,498	Series 2015-1, Class A3, 1.410%, 06/15/20	1,500
716	Series 2015-2, Class A3, 1.300%, 03/16/20	716
1,248	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%,11/15/46 (e)	1,242
	Honda Auto Receivables Owner Trust,
266	Series 2013-1, Class A3, 0.480%, 11/21/16	266
346	Series 2013-2, Class A3, 0.530%, 02/16/17	346
1,087	Series 2013-4, Class A3, 0.690%, 09/18/17	1,086
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,321
806	Series 2015-1, Class A3, 1.050%, 10/15/18	805
176	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	176
	Hyundai Auto Receivables Trust,
649	Series 2013-A, Class A3, 0.560%, 07/17/17	649
516	Series 2013-B, Class A3, 0.710%, 09/15/17	516
964	Series 2014-A, Class A3, 0.790%, 07/16/18	963
1,894	Series 2014-B, Class A3, 0.900%, 12/17/18	1,894
737	Series 2015-A, Class A3, 1.050%, 04/15/19	736
	John Deere Owner Trust,
13	Series 2012-B, Class A3, 0.530%, 07/15/16	13
586	Series 2013-A, Class A3, 0.600%, 03/15/17	586
1,429	Series 2014-B, Class A3, 1.070%, 11/15/18	1,430
	Mercedes-Benz Auto Receivables Trust,
5	Series 2012-1, Class A3, 0.470%, 10/17/16	5
520	Series 2013-1, Class A3, 0.780%, 08/15/17	521
	Nissan Auto Lease Trust,
193	Series 2013-B, Class A3, 0.750%, 06/15/16	193
931	Series 2014-A, Class A3, 0.800%, 02/15/17	928
1,000	Series 2015-A, Class A3, 1.400%, 06/15/18	1,003

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Nissan Auto Receivables Owner Trust,
662	Series 2012-A, Class A4, 1.000%, 07/16/18	662
307	Series 2013-A, Class A3, 0.500%, 05/15/17	307
1,043	Series 2013-C, Class A3, 0.670%, 08/15/18	1,041
1,280	Series 2014-A, Class A3, 0.720%, 08/15/18	1,277
559	Series 2014-B, Class A3, 1.110%, 05/15/19	558
	Oak Hill Advisors Residential Loan Trust,
992	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	989
893	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	892
1,499	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,500
	OneMain Financial Issuance Trust,
1,162	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,176
1,653	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	1,660
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,310
1,750	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,750
813	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.137%, 10/25/34	810
172	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	173
1,916	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,914
1,472	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	1,476
423	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.499%, 03/25/36	413
302	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	305
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,514
	Toyota Auto Receivables Owner Trust,
156	Series 2013-A, Class A3, 0.550%, 01/17/17	156
2,074	Series 2014-A, Class A3, 0.670%, 12/15/17	2,070
614	Series 2014-C, Class A3, 0.930%, 07/16/18	613
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.148%, 10/15/21 (e)	877
	Truman Capital Mortgage Loan Trust,
505	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	504

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	171

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
211	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	210
296	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	294
1,193	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	1,193
760	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	760
	Volkswagen Auto Loan Enhanced Trust,
123	Series 2012-2, Class A3, 0.460%, 01/20/17	123
1,723	Series 2013-2, Class A3, 0.700%, 04/20/18	1,721
427	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	426
717	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	717
650	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	648
1,331	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,328
1,922	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,920
1,393	VOLT XXVI LLC, Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	1,391
1,308	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,306
1,132	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,130
921	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	918
1,857	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,849
1,660	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,657
295	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	295
912	Westlake Automobile Receivables Trust, Series 2014-2A, Class A2, 0.970%, 10/16/17 (e)	912
437	World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 05/15/20	438
	World Omni Automobile Lease Securitization Trust,
802	Series 2014-A, Class A3, 1.160%, 09/15/17	803
1,093	Series 2015-A, Class A3, 1.540%, 10/15/18	1,092

	Total Asset-Backed Securities (Cost $121,646)	121,715

Collateralized Mortgage Obligations — 16.7%
	Agency CMO — 16.1%
118	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	118

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
	Federal Home Loan Mortgage Corp. REMIC,
38	Series 1578, Class K, 6.900%, 09/15/23	42
303	Series 2110, Class PG, 6.000%, 01/15/29	343
8	Series 2355, Class BP, 6.000%, 09/15/16	8
12	Series 2391, Class QR, 5.500%, 12/15/16	13
14	Series 2427, Class LW, 6.000%, 03/15/17	15
48	Series 2436, Class MC, 7.000%, 04/15/32	54
57	Series 2441, Class GF, 6.500%, 04/15/32	66
316	Series 2505, Class D, 5.500%, 09/15/32	351
872	Series 2525, Class AM, 4.500%, 04/15/32	966
185	Series 2544, Class KE, 5.500%, 12/15/32	207
426	Series 2557, Class HL, 5.300%, 01/15/33	473
17	Series 2558, Class BD, 5.000%, 01/15/18	18
92	Series 2564, Class NK, 5.000%, 02/15/18	95
140	Series 2575, Class PE, 5.500%, 02/15/33	157
538	Series 2586, Class WG, 4.000%, 03/15/33	566
12	Series 2594, Class JB, 4.500%, 04/15/18	12
28	Series 2595, Class HJ, 5.000%, 03/15/23	29
460	Series 2596, Class QD, 4.000%, 03/15/33	490
301	Series 2611, Class KH, 5.000%, 05/15/18	313
578	Series 2621, Class QH, 5.000%, 05/15/33	638
726	Series 2624, Class QH, 5.000%, 06/15/33	805
1,803	Series 2626, Class JC, 5.000%, 06/15/23	1,954
1,473	Series 2632, Class AB, 4.500%, 06/15/18	1,528
23	Series 2648, Class BK, 5.000%, 07/15/33	24
53	Series 2649, Class PJ, 3.500%, 06/15/33	55
34	Series 2649, Class QH, 4.500%, 07/15/18	36
227	Series 2649, Class WB, 3.500%, 07/15/23	234
1,464	Series 2685, Class DT, 5.000%, 10/15/23	1,579
329	Series 2687, Class JH, 5.000%, 10/15/23	357
842	Series 2696, Class DG, 5.500%, 10/15/33	935
1	Series 2698, Class PG, 5.000%, 06/15/32	1
182	Series 2699, Class TC, 4.000%, 11/15/18	188
2,099	Series 2701, Class AC, 5.000%, 11/15/23	2,262
3	Series 2707, Class KJ, 5.000%, 11/15/18	3
170	Series 2725, Class TA, 4.500%, 12/15/33	195
1,058	Series 2733, Class ME, 5.000%, 01/15/34	1,174
68	Series 2744, Class TU, 5.500%, 05/15/32	70
8	Series 2750, Class JB, 4.500%, 02/15/19	9
408	Series 2752, Class JB, 4.500%, 02/15/19	424
182	Series 2760, Class KT, 4.500%, 09/15/32	186
537	Series 2764, Class UE, 5.000%, 10/15/32	561
380	Series 2768, Class PK, 5.000%, 03/15/34	413
150	Series 2773, Class OC, 5.000%, 04/15/19	160
845	Series 2804, Class AM, 5.000%, 03/15/34	867

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
36	Series 2827, Class TE, 5.000%, 04/15/33	37
166	Series 2828, Class JE, 4.500%, 07/15/19	173
36	Series 2843, Class BC, 5.000%, 08/15/19	38
1,505	Series 2852, Class NY, 5.000%, 09/15/33	1,520
345	Series 2864, Class NB, 5.500%, 07/15/33	364
309	Series 2875, Class HB, 4.000%, 10/15/19	321
18	Series 2888, Class CG, 5.000%, 08/15/33	18
827	Series 2899, Class HB, 4.000%, 12/15/19	858
193	Series 2910, Class BE, 4.500%, 12/15/19	201
262	Series 2920, Class KT, 4.500%, 01/15/20	273
237	Series 2929, Class KG, 4.500%, 02/15/20	247
781	Series 2934, Class KG, 5.000%, 02/15/35	862
75	Series 2950, Class JA, 4.500%, 03/15/20	77
199	Series 2957, Class VW, 5.000%, 08/15/24	200
2,159	Series 2960, Class JH, 5.500%, 04/15/35	2,426
137	Series 2968, Class MD, 5.500%, 12/15/33	142
256	Series 2981, Class BC, 4.500%, 05/15/20	266
154	Series 2987, Class KG, 5.000%, 12/15/34	154
70	Series 2988, Class TY, 5.500%, 06/15/25	78
1,760	Series 2989, Class TG, 5.000%, 06/15/25	1,899
32	Series 2993, Class PM, 4.500%, 05/15/35	33
39	Series 3017, Class MK, 5.000%, 12/15/34	41
190	Series 3028, Class ME, 5.000%, 02/15/34	194
111	Series 3036, Class TE, 5.500%, 12/15/34	115
1	Series 3037, Class ND, 5.000%, 01/15/34	1
99	Series 3057, Class PE, 5.500%, 11/15/34	101
55	Series 3077, Class TO, PO, 04/15/35	52
20	Series 3078, Class PD, 5.500%, 07/15/34	20
146	Series 3082, Class PW, 5.500%, 12/15/35	163
3,630	Series 3084, Class BH, 5.500%, 12/15/35	4,059
191	Series 3087, Class KX, 5.500%, 12/15/25	210
3,244	Series 3098, Class KG, 5.500%, 01/15/36	3,648
2,904	Series 3102, Class CE, 5.500%, 01/15/26	3,200
79	Series 3121, Class JD, 5.500%, 03/15/26	87
266	Series 3123, Class HT, 5.000%, 03/15/26	289
156	Series 3136, Class CO, PO, 04/15/36	147
116	Series 3145, Class AJ, 5.500%, 04/15/36	129
1,021	Series 3150, Class EQ, 5.000%, 05/15/26	1,108
197	Series 3200, Class PO, PO, 08/15/36	179
213	Series 3204, Class NV, 5.000%, 08/15/17	213
445	Series 3219, Class PD, 6.000%, 11/15/35	463
152	Series 3270, Class AT, 5.500%, 01/15/37	171
26	Series 3271, Class PB, 6.000%, 12/15/35	26
24	Series 3272, Class PA, 6.000%, 02/15/37	27
64	Series 3289, Class ND, 5.500%, 06/15/35	66

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
3,551	Series 3294, Class DB, 4.500%, 03/15/22	3,711
126	Series 3337, Class MD, 5.500%, 06/15/27	141
186	Series 3348, Class HT, 6.000%, 07/15/37	212
793	Series 3349, Class HE, 5.500%, 07/15/36	831
66	Series 3372, Class BD, 4.500%, 10/15/22	69
313	Series 3493, Class LA, 4.000%, 10/15/23	324
40	Series 3508, Class PK, 4.000%, 02/15/39	41
55	Series 3513, Class A, 4.500%, 02/15/39	58
652	Series 3521, Class B, 4.000%, 04/15/24	698
166	Series 3544, Class BC, 4.000%, 06/15/24	176
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,646
3,290	Series 3562, Class JC, 4.000%, 08/15/24	3,497
2,316	Series 3563, Class BD, 4.000%, 08/15/24	2,417
83	Series 3563, Class LB, 4.000%, 08/15/29	89
265	Series 3571, Class MY, 4.000%, 09/15/24	286
2,465	Series 3575, Class EB, 4.000%, 09/15/24	2,626
3,743	Series 3577, Class B, 4.000%, 09/15/24	3,937
587	Series 3578, Class KB, 4.000%, 09/15/24	621
129	Series 3593, Class PC, 5.000%, 05/15/38	132
651	Series 3605, Class NB, 5.500%, 06/15/37	677
25	Series 3652, Class A, 4.500%, 11/15/24	26
430	Series 3653, Class B, 4.500%, 04/15/30	465
2,770	Series 3653, Class HJ, 5.000%, 04/15/40	3,042
135	Series 3659, Class BD, 5.000%, 01/15/37	145
530	Series 3659, Class VG, 5.000%, 09/15/34	594
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,681
2,998	Series 3677, Class PB, 4.500%, 05/15/40	3,281
119	Series 3688, Class GT, VAR, 7.230%, 11/15/46	140
260	Series 3715, Class PC, 4.500%, 08/15/40	282
1,363	Series 3740, Class BP, 4.500%, 04/15/38	1,438
316	Series 3747, Class HI, IO, 4.500%, 07/15/37	18
991	Series 3747, Class PA, 4.000%, 04/15/38	1,048
179	Series 3755, Class ML, 5.500%, 06/15/29	191
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,859
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,346
707	Series 3797, Class PA, 4.500%, 08/15/39	741
1,661	Series 3816, Class HA, 3.500%, 11/15/25	1,753
2,098	Series 3819, Class ZQ, 6.000%, 04/15/36	2,382
500	Series 3824, Class EY, 3.500%, 03/15/31	534
2,116	Series 3827, Class BM, 5.500%, 08/15/39	2,320
1,061	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,134
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,998

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	173

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,699
821	Series 3898, Class KH, 3.500%, 06/15/26	866
1,724	Series 3904, Class EC, 2.000%, 08/15/40	1,711
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,718
600	Series 3955, Class HB, 3.000%, 12/15/40	614
2,500	Series 3959, Class PB, 3.000%, 11/15/26	2,525
1,650	Series 3963, Class JB, 4.500%, 11/15/41	1,864
301	Series 4026, Class MQ, 4.000%, 04/15/42	325
728	Series 4085, Class FB, VAR, 0.598%, 01/15/39	730
3,739	Series 4219, Class JA, 3.500%, 08/15/39	3,919
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,653
2,767	Series 4337, Class VJ, 3.500%, 06/15/27	2,931
	Federal Home Loan Mortgage Corp. STRIPS,
2,060	Series 262, Class 35, 3.500%, 07/15/42	2,127
3,152	Series 279, Class F6, VAR, 0.648%, 09/15/42	3,170
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,853
2,442	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,517
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,856
3,953	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,966
3,500	Series 2014-M1, Class A2, VAR, 3.432%, 07/25/23	3,653
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,294
3,100	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	3,276
497	Series 2014-M6, Class FA, VAR, 0.477%, 12/25/17	497
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,887
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,837
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,007
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,537
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,448
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,406

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
	Federal National Mortgage Association REMIC,
406	Series 1997-57, Class PN, 5.000%, 09/18/27	435
47	Series 1999-51, Class PH, 6.000%, 10/25/29	48
169	Series 2001-63, Class TC, 6.000%, 12/25/31	190
422	Series 2001-81, Class HE, 6.500%, 01/25/32	488
9	Series 2002-24, Class AJ, 6.000%, 04/25/17	9
408	Series 2002-75, Class GB, 5.500%, 11/25/32	438
157	Series 2002-85, Class PE, 5.500%, 12/25/32	174
168	Series 2003-5, Class EQ, 5.500%, 02/25/23	183
95	Series 2003-21, Class OU, 5.500%, 03/25/33	106
120	Series 2003-23, Class CH, 5.000%, 04/25/33	133
800	Series 2003-26, Class EB, 3.500%, 04/25/33	831
388	Series 2003-41, Class BK, 5.000%, 05/25/18	402
201	Series 2003-48, Class TC, 5.000%, 06/25/23	217
175	Series 2003-55, Class HY, 5.000%, 06/25/23	188
334	Series 2003-63, Class YB, 5.000%, 07/25/33	366
538	Series 2003-69, Class N, 5.000%, 07/25/33	586
342	Series 2003-80, Class QG, 5.000%, 08/25/33	378
181	Series 2003-84, Class GE, 4.500%, 09/25/18	188
363	Series 2003-85, Class QD, 5.500%, 09/25/33	405
66	Series 2003-86, Class VH, 5.500%, 04/25/22	66
44	Series 2003-87, Class TJ, 4.500%, 09/25/18	46
115	Series 2003-94, Class CE, 5.000%, 10/25/33	125
1,160	Series 2003-129, Class ME, 5.000%, 08/25/23	1,203
2	Series 2003-131, Class CG, 5.500%, 05/25/33	2
170	Series 2003-134, Class MH, 5.000%, 06/25/33	177

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
739	Series 2004-44, Class KT, 6.000%, 06/25/24	811
248	Series 2004-53, Class NC, 5.500%, 07/25/24	271
517	Series 2004-70, Class EB, 5.000%, 10/25/24	558
22	Series 2004-81, Class HA, 4.250%, 10/25/24	22
625	Series 2005-5, Class CK, 5.000%, 01/25/35	677
285	Series 2005-22, Class HE, 5.000%, 10/25/33	286
1,512	Series 2005-29, Class WC, 4.750%, 04/25/35	1,651
410	Series 2005-33, Class QD, 5.000%, 01/25/34	425
294	Series 2005-48, Class TD, 5.500%, 06/25/35	335
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,118
142	Series 2005-58, Class EP, 5.500%, 07/25/35	156
113	Series 2005-62, Class CP, 4.750%, 07/25/35	118
250	Series 2005-68, Class BE, 5.250%, 08/25/35	298
463	Series 2005-68, Class PG, 5.500%, 08/25/35	522
158	Series 2005-86, Class AX, 5.500%, 10/25/35	161
21	Series 2005-86, Class WD, 5.000%, 03/25/34	21
51	Series 2005-99, Class AE, 5.500%, 12/25/35	53
1,357	Series 2005-102, Class PG, 5.000%, 11/25/35	1,496
764	Series 2005-110, Class GL, 5.500%, 12/25/35	900
44	Series 2005-110, Class MB, 5.500%, 09/25/35	47
17	Series 2005-116, Class PB, 6.000%, 04/25/34	17
28	Series 2006-7, Class TD, 6.000%, 04/25/35	28
573	Series 2006-22, Class CE, 4.500%, 08/25/23	611
3	Series 2006-30, Class GA, 5.500%, 07/25/20	3
89	Series 2006-41, Class MC, 5.500%, 07/25/35	93

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
58	Series 2006-45, Class NW, 5.500%, 01/25/35	58
169	Series 2006-49, Class PA, 6.000%, 06/25/36	195
101	Series 2006-53, Class CM, 5.000%, 01/25/35	101
373	Series 2006-56, Class PF, VAR, 0.549%, 07/25/36	374
285	Series 2006-65, Class TE, 5.500%, 05/25/35	290
800	Series 2006-114, Class HE, 5.500%, 12/25/36	893
93	Series 2007-33, Class HE, 5.500%, 04/25/37	104
34	Series 2007-65, Class KI, IF, IO, 6.421%, 07/25/37	5
447	Series 2007-71, Class GB, 6.000%, 07/25/37	506
443	Series 2007-71, Class KP, 5.500%, 07/25/37	488
422	Series 2007-76, Class PK, 6.000%, 06/25/36	427
68	Series 2007-77, Class TD, 5.500%, 01/25/36	68
240	Series 2007-113, Class DB, 4.500%, 12/25/22	253
285	Series 2008-65, Class CD, 4.500%, 08/25/23	300
2,013	Series 2008-70, Class BY, 4.000%, 08/25/23	2,086
62	Series 2008-72, Class BX, 5.500%, 08/25/38	69
24	Series 2008-74, Class B, 5.500%, 09/25/38	27
47	Series 2009-37, Class KI, IF, IO, 5.801%, 06/25/39	7
282	Series 2009-39, Class LB, 4.500%, 06/25/29	306
1,327	Series 2009-62, Class HJ, 6.000%, 05/25/39	1,493
188	Series 2009-71, Class MB, 4.500%, 09/25/24	199
2,182	Series 2009-71, Class XB, 5.000%, 03/25/38	2,239
105	Series 2009-78, Class J, 5.000%, 09/25/19	110
46	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	8
115	Series 2009-86, Class OT, PO, 10/25/37	103
2,769	Series 2009-92, Class AD, 6.000%, 11/25/39	3,115

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	175

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
81	Series 2009-96, Class CB, 4.000%, 11/25/49	85
428	Series 2009-96, Class DB, 4.000%, 11/25/29	458
338	Series 2009-112, Class ST, IF, IO, 6.051%, 01/25/40	54
120	Series 2010-9, Class MD, 5.000%, 02/25/38	131
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,274
500	Series 2010-28, Class DE, 5.000%, 04/25/30	567
175	Series 2010-35, Class SB, IF, IO, 6.221%, 04/25/40	29
4,047	Series 2010-37, Class CY, 5.000%, 04/25/40	4,444
700	Series 2010-41, Class DC, 4.500%, 05/25/25	759
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,630
153	Series 2010-54, Class EA, 4.500%, 06/25/40	166
135	Series 2010-56, Class BD, 5.000%, 12/25/38	139
31	Series 2010-64, Class DM, 5.000%, 06/25/40	34
21	Series 2010-64, Class EH, 5.000%, 10/25/35	21
515	Series 2010-71, Class HJ, 5.500%, 07/25/40	586
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,298
227	Series 2010-111, Class AE, 5.500%, 04/25/38	241
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,240
1,721	Series 2010-135, Class HE, 3.000%, 01/25/21	1,761
644	Series 2011-22, Class MA, 6.500%, 04/25/38	719
1,687	Series 2011-39, Class ZA, 6.000%, 11/25/32	1,928
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,067
500	Series 2011-50, Class LP, 4.000%, 06/25/41	531
2,505	Series 2011-61, Class V, 4.500%, 08/25/22	2,572
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,191

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,012
640	Series 2012-103, Class DA, 3.500%, 10/25/41	663
1,570	Series 2012-137, Class CF, VAR, 0.499%, 08/25/41	1,571
2,319	Series 2013-83, Class CA, 3.500%, 10/25/37	2,461
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,584
	Federal National Mortgage Association STRIPS,
65	Series 293, Class 1, PO, 12/25/24	62
115	Series 314, Class 1, PO, 07/25/31	108
	Government National Mortgage Association,
77	Series 2002-44, Class JC, 6.000%, 07/20/32	87
703	Series 2002-79, Class KL, 5.500%, 11/20/32	785
188	Series 2003-10, Class KJ, 5.500%, 02/20/33	213
685	Series 2003-29, Class PD, PAC, 5.500%, 04/16/33	764
443	Series 2003-33, Class NE, PAC, 5.500%, 04/16/33	492
63	Series 2003-40, Class TD, 5.000%, 03/20/33	65
247	Series 2003-65, Class AP, 5.500%, 08/20/33	277
977	Series 2003-77, Class TK, PAC, 5.000%, 09/16/33	1,081
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,901
59	Series 2004-54, Class BG, 5.500%, 07/20/34	67
12	Series 2004-75, Class NG, PAC, 5.500%, 09/20/33	12
899	Series 2004-93, Class PD, PAC, 5.000%, 11/16/34	1,022
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,045
450	Series 2005-11, Class PL, PAC, 5.000%, 02/20/35	500
2,422	Series 2005-26, Class XY, 5.500%, 03/20/35	2,710
646	Series 2005-33, Class AY, 5.500%, 04/16/35	736
221	Series 2005-49, Class B, 5.500%, 06/20/35	248
538	Series 2005-51, Class DC, 5.000%, 07/20/35	585

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
82	Series 2005-56, Class BD, 5.000%, 07/20/35	91
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
588	Series 2007-37, Class LB, 5.500%, 06/16/37	669
467	Series 2007-79, Class BL, 5.750%, 08/20/37	531
450	Series 2008-7, Class PQ, PAC, 5.000%, 02/20/38	511
1,007	Series 2008-9, Class PW, PAC, 5.250%, 02/20/38	1,134
351	Series 2008-23, Class YA, PAC, 5.250%, 03/20/38	387
1,320	Series 2008-33, Class PB, PAC, 5.500%, 04/20/38	1,462
293	Series 2008-34, Class PG, PAC, 5.250%, 04/20/38	336
359	Series 2008-35, Class NF, PAC, 5.000%, 04/20/38	399
484	Series 2008-38, Class BE, 5.000%, 07/16/36	508
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,149
324	Series 2008-43, Class NB, PAC, 5.500%, 05/20/38	365
925	Series 2008-56, Class PX, PAC, 5.500%, 06/20/38	1,048
1,372	Series 2008-58, Class PD, PAC, 5.500%, 08/16/37	1,470
1,247	Series 2008-58, Class PE, PAC, 5.500%, 07/16/38	1,444
8	Series 2008-62, Class SA, IF, IO, 5.947%, 07/20/38	1
255	Series 2008-76, Class US, IF, IO, 5.697%, 09/20/38	38
248	Series 2008-95, Class DS, IF, IO, 7.097%, 12/20/38	48
387	Series 2009-14, Class AG, 4.500%, 03/20/39	417
76	Series 2009-15, Class NA, PAC, 5.000%, 12/20/38	79
63	Series 2009-61, Class AP, PAC, 4.000%, 08/20/39	67
597	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	90
409	Series 2009-106, Class ST, IF, IO, 5.797%, 02/20/38	68
175	Series 2010-7, Class EA, PAC, 5.000%, 06/16/38	194

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
101	Series 2010-14, Class QP, 6.000%, 12/20/39	107
429	Series 2010-130, Class BD, 4.000%, 12/20/39	458
504	Series 2010-157, Class OP, PO, 12/20/40	445
2,594	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	2,940
2,272	Series 2014-H11, Class VA, VAR, 0.688%, 06/20/64	2,268
1,083	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,231

		275,246

	Non-Agency CMO — 0.6%
141	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	145
796	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.839%, 07/25/34	762
35	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	36
	Citigroup Mortgage Loan Trust, Inc.,
51	Series 2003-1, Class 3A4, 5.250%, 09/25/33	53
100	Series 2004-HYB4, Class WA, VAR, 2.545%, 12/25/34	100
421	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	426
57	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	58
342	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	361
365	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	377
	JP Morgan Mortgage Trust,
1,170	Series 2006-A2, Class 5A3, VAR, 2.478%, 11/25/33	1,173
194	Series 2007-A1, Class 5A5, VAR, 2.596%, 07/25/35	197
297	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.684%, 04/21/34	299
23	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	23
259	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	274

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	177

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Merrill Lynch Mortgage Investors Trust,
355	Series 2003-F, Class A1, VAR, 0.839%, 10/25/28	346
416	Series 2004-B, Class A1, VAR, 0.699%, 05/25/29	405
100	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.683%, 04/25/34	105
133	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	140
15	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	15
28	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	29
894	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.503%, 12/20/34	868
615	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	614
357	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.905%, 01/19/34	345
623	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 1.871%, 12/25/44	615
	WaMu Mortgage Pass-Through Certificates Trust,
379	Series 2003-AR11, Class A6, VAR, 2.430%, 10/25/33	384
9	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	9
333	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	328
1,217	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.734%, 09/25/34	1,222

		9,709

	Total Collateralized Mortgage Obligations (Cost $281,670)	284,955

Commercial Mortgage-Backed Securities — 2.8%
1,325	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	1,327
	Banc of America Commercial Mortgage Trust,
1,825	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,858
1,130	Series 2006-5, Class A4, 5.414%, 09/10/47	1,155

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

38	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	38
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,401
41	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	42
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,789
2,057	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.014%, 07/10/38	2,088
	DBRR Trust,
34	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	34
644	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	644
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, 3.320%, 02/25/23	2,145
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,217
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,045
2,503	Series K046, Class A2, 3.205%, 03/25/25	2,572
1,750	Series KPLB, Class A, 2.770%, 05/25/25	1,728
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	4,996
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,361
	JP Morgan Chase Commercial Mortgage Securities Trust,
508	Series 2005-CB11, Class AJ, VAR, 5.588%, 08/12/37	508
844	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	856
1,221	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,277
24,753	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.799%, 12/12/49 (e)	152
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,297
	Morgan Stanley Capital I Trust,
44,268	Series 2007-HQ11, Class X, IO, VAR, 0.386%, 02/12/44 (e)	112
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	612
457	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	457

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
195	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	196
1,726	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.644%, 07/14/34 (e)	1,726
782	RAIT Trust, Series 2015-FL4, Class A, VAR, 1.535%, 12/15/31 (e)	775
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	891
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,074
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,495
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,914
331	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.469%, 12/15/44	332
170	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	170
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,866

	Total Commercial Mortgage-Backed Securities (Cost $47,521)	47,150

Corporate Bonds — 27.7%
	Consumer Discretionary — 2.0%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
138	3.625%, 07/02/24	133
1,135	4.250%, 03/01/21	1,181
40	5.000%, 03/30/20	43

		1,357

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,088
153	2.250%, 03/02/20 (e)	149
584	2.625%, 09/15/16 (e)	593

		2,830

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,227
326	Starbucks Corp., 2.700%, 06/15/22	326

		1,553

	Internet & Catalog Retail — 0.1%
1,217	Amazon.com, Inc., 3.300%, 12/05/21	1,241

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 1.2%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	34
600	7.430%, 10/01/26	734
400	7.600%, 10/11/15	403
200	7.700%, 10/30/25	253
	CBS Corp.,
238	3.500%, 01/15/25	226
781	3.700%, 08/15/24	754
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	504
335	Comcast Corp., 6.500%, 01/15/17	359
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1,060	3.800%, 03/15/22	1,052
360	4.450%, 04/01/24	364
172	5.000%, 03/01/21	184
422	Discovery Communications LLC, 4.375%, 06/15/21	438
400	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (e)	397
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,949
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,760
800	4.300%, 11/23/23	816
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	59
3,425	8.750%, 02/14/19	4,047
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	595
	Time Warner, Inc.,
400	3.400%, 06/15/22	395
200	3.550%, 06/01/24	196
1,715	4.050%, 12/15/23	1,765
	Viacom, Inc.,
700	3.125%, 06/15/22	628
189	3.250%, 03/15/23	169
361	3.875%, 12/15/21	351
300	3.875%, 04/01/24	278
750	4.250%, 09/01/23	714
35	6.250%, 04/30/16	36
806	Walt Disney Co. (The), 1.100%, 12/01/17	803

		20,263

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	192
1,240	7.450%, 07/15/17	1,365

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	179

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — continued
175	Nordstrom, Inc., 4.000%, 10/15/21	186
868	Target Corp., 3.500%, 07/01/24	892

		2,635

	Specialty Retail — 0.2%
262	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	260
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	533
450	2.700%, 04/01/23	438
986	3.750%, 02/15/24	1,027
1,004	Lowe’s Cos., Inc., 3.125%, 09/15/24	994

		3,252

	Total Consumer Discretionary	33,131

	Consumer Staples — 2.0%
	Beverages — 0.5%
2,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	2,052
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	888
1,000	1.800%, 09/01/16	1,011
1,000	Diageo Investment Corp., 2.875%, 05/11/22	977
1,257	PepsiCo, Inc., 1.250%, 08/13/17	1,258
1,450	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,494

		7,680

	Food & Staples Retailing — 0.6%
644	Costco Wholesale Corp., 2.250%, 02/15/22	625
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,071
557	3.500%, 07/20/22	568
800	4.000%, 12/05/23	834
	Kroger Co. (The),
92	5.400%, 07/15/40	99
700	6.150%, 01/15/20	797
1,000	6.400%, 08/15/17	1,088
469	Walgreen Co., 3.100%, 09/15/22	453
1,057	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	1,046
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,588
200	3.300%, 04/22/24	202
930	3.625%, 07/08/20	991

		9,362

	Food Products — 0.7%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,425

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	925
400	6.000%, 11/27/17 (e)	437
1,000	7.350%, 03/06/19 (e)	1,177
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,093
100	5.650%, 02/15/19	111
	Kellogg Co.,
513	3.250%, 05/21/18	530
1,606	4.000%, 12/15/20	1,706
	Kraft Foods Group, Inc.,
1,419	3.500%, 06/06/22	1,432
310	5.375%, 02/10/20	343
425	6.875%, 01/26/39	520
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,640
171	Tyson Foods, Inc., 2.650%, 08/15/19	171

		12,510

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	197
1,800	2.400%, 06/01/23	1,734
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,814

		3,745

	Total Consumer Staples	33,297

	Energy — 2.7%
	Energy Equipment & Services — 0.4%
199	Cameron International Corp., 4.000%, 12/15/23	203
150	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	137
	Halliburton Co.,
350	3.500%, 08/01/23	350
550	6.150%, 09/15/19	629
750	8.750%, 02/15/21	944
800	Nabors Industries, Inc., 4.625%, 09/15/21	766
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,362
	Noble Holding International Ltd., (Cayman Islands),
719	3.950%, 03/15/22	584
172	4.000%, 03/16/18	170
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	237
737	3.650%, 12/01/23	752

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Transocean, Inc., (Cayman Islands),
500	4.300%, 10/15/22	346
578	6.500%, 11/15/20	476
442	6.875%, 12/15/21	352
460	7.375%, 04/15/18	450

		7,758

	Oil, Gas & Consumable Fuels — 2.3%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,215
400	Apache Corp., 6.900%, 09/15/18	451
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,006
317	2.750%, 05/10/23	301
712	3.245%, 05/06/22	707
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,157
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	846
500	5.900%, 02/01/18	538
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,126
	Chevron Corp.,
1,000	2.355%, 12/05/22	949
285	3.191%, 06/24/23	285
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	846
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	469
	Devon Energy Corp.,
725	3.250%, 05/15/22	700
1,250	6.300%, 01/15/19	1,398
	Ecopetrol S.A., (Colombia),
467	4.125%, 01/16/25	406
773	5.375%, 06/26/26	719
	Energy Transfer Partners LP,
537	3.600%, 02/01/23	485
182	4.750%, 01/15/26	172
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	277
633	4.150%, 06/01/25	584
	Enterprise Products Operating LLC,
101	3.700%, 02/15/26	95
263	3.900%, 02/15/24	257
240	EOG Resources, Inc., 2.625%, 03/15/23	227
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,148
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,336
400	Marathon Oil Corp., 3.850%, 06/01/25	365
964	Marathon Petroleum Corp., 3.625%, 09/15/24	930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	140
441	2.700%, 02/15/23	419
727	3.500%, 06/15/25	726
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,692
	Petrobras Global Finance B.V., (Netherlands),
1,000	3.500%, 02/06/17	966
500	7.875%, 03/15/19	502
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26 (e)	695
270	4.875%, 01/18/24	269
173	Phillips 66, 4.300%, 04/01/22	181
	Plains All American Pipeline LP/PAA Finance Corp.,
705	2.600%, 12/15/19	684
575	3.650%, 06/01/22	557
300	3.850%, 10/15/23	287
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	444
50	6.200%, 04/15/18	55
710	8.000%, 10/01/19	830
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,118
1,200	3.125%, 08/17/17	1,239
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	342
200	6.100%, 06/01/18	221
	Sunoco Logistics Partners Operations LP,
156	4.250%, 04/01/24	146
700	5.500%, 02/15/20	765
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,061
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	783
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	139
200	2.700%, 01/25/23	192
1,003	3.750%, 04/10/24	1,021
240	Total Capital S.A., (France), 2.300%, 03/15/16	242
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	425
2,345	3.750%, 10/16/23	2,313
300	7.125%, 01/15/19	348

		38,797

	Total Energy	46,555

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Financials — 10.1%
	Banks — 4.1%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,647
	Bank of America Corp.,
53	3.300%, 01/11/23	52
360	3.625%, 03/17/16	365
1,154	4.000%, 01/22/25	1,129
737	4.100%, 07/24/23	761
780	5.000%, 05/13/21	854
865	5.625%, 07/01/20	972
600	6.400%, 08/28/17	652
427	6.500%, 08/01/16	447
2,000	6.875%, 04/25/18	2,240
2,600	7.625%, 06/01/19	3,074
585	Series L, 5.650%, 05/01/18	637
	Bank of Montreal, (Canada),
1,162	1.400%, 09/11/17	1,162
558	2.375%, 01/25/19	564
100	2.550%, 11/06/22	97
	Bank of Nova Scotia (The), (Canada),
1,500	1.450%, 04/25/18	1,486
500	2.550%, 01/12/17	509
630	2.800%, 07/21/21	631
952	Barclays plc, (United Kingdom), 3.650%, 03/16/25	904
	BB&T Corp.,
166	2.050%, 06/19/18	167
500	2.450%, 01/15/20	501
705	3.200%, 03/15/16	712
60	3.950%, 04/29/16	61
500	5.200%, 12/23/15	507
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	521
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,196
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	997
845	1.800%, 02/05/18	841
484	3.750%, 06/16/24	488
202	5.375%, 08/09/20	225
5,400	8.500%, 05/22/19	6,520
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	114
903	3.875%, 02/08/22	945
447	Discover Bank, 4.200%, 08/08/23	452

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,402
	Fifth Third Bancorp,
470	2.300%, 03/01/19	470
1,400	3.625%, 01/25/16	1,415
	Fifth Third Bank,
250	2.375%, 04/25/19	251
425	2.875%, 10/01/21	422
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	519
1,100	4.750%, 01/19/21 (e)	1,213
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	802
1,100	5.100%, 04/05/21	1,214
1,657	KeyCorp, 5.100%, 03/24/21	1,829
813	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	809
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,109
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	917
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,020
100	National City Corp., 6.875%, 05/15/19	115
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	632
	PNC Funding Corp.,
50	5.125%, 02/08/20	56
50	5.250%, 11/15/15	50
50	5.625%, 02/01/17	53
725	6.700%, 06/10/19	841
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,298
1,193	2.000%, 10/01/18	1,206
600	2.200%, 07/27/18	605
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	441
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,861
	SunTrust Banks, Inc.,
1,500	2.750%, 05/01/23	1,428
800	3.500%, 01/20/17	820
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	720
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	402
1,041	1.750%, 07/23/18	1,037

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	U.S. Bancorp,
307	1.650%, 05/15/17	309
500	2.200%, 04/25/19	506
215	2.950%, 07/15/22	211
732	4.125%, 05/24/21	791
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,076
3,895	5.750%, 02/01/18	4,260
	Wells Fargo & Co.,
428	2.150%, 01/15/19	429
1,000	3.000%, 01/22/21	1,017
368	3.000%, 02/19/25	354
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,093
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	505

		69,938

	Capital Markets — 2.0%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,231
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	92
1,440	4.150%, 02/01/21	1,558
155	4.600%, 01/15/20	169
200	BlackRock, Inc., 6.250%, 09/15/17	220
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	500
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	546
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
	Credit Suisse, (Switzerland),
833	1.750%, 01/29/18	831
520	3.625%, 09/09/24	518
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	607
350	6.000%, 09/01/17	378
	Goldman Sachs Group, Inc. (The),
90	3.625%, 02/07/16	91
500	3.625%, 01/22/23	503
196	5.250%, 07/27/21	218
900	5.375%, 03/15/20	998
5,150	7.500%, 02/15/19	6,014
1,195	Series D, 6.000%, 06/15/20	1,362
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,067
	Macquarie Bank Ltd., (Australia),
291	2.600%, 06/24/19 (e)	292
1,000	5.000%, 02/22/17 (e)	1,047

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	908
	Morgan Stanley,
600	2.650%, 01/27/20	600
323	3.450%, 11/02/15	324
880	4.350%, 09/08/26	879
622	5.000%, 11/24/25	655
1,000	5.450%, 01/09/17	1,052
331	5.500%, 07/24/20	369
2,500	5.625%, 09/23/19	2,780
510	5.750%, 01/25/21	578
1,700	7.300%, 05/13/19	1,991
275	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	278
	State Street Corp.,
1,724	3.100%, 05/15/23	1,683
1,154	3.700%, 11/20/23	1,187
	UBS AG, (Switzerland),
350	4.875%, 08/04/20	388
928	5.750%, 04/25/18	1,017

		34,972

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	434
	American Express Co.,
200	6.150%, 08/28/17	217
1,820	7.000%, 03/19/18	2,052
	American Honda Finance Corp.,
250	2.250%, 08/15/19	251
1,450	7.625%, 10/01/18 (e)	1,692
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	177
510	2.750%, 08/20/21	511
900	2.850%, 06/01/22	884
675	7.150%, 02/15/19	785
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	482
792	2.375%, 03/12/19	782
627	3.000%, 06/12/17	638
757	3.984%, 06/15/16	772
240	4.207%, 04/15/16	244
	John Deere Capital Corp.,
753	1.050%, 10/11/16	754
65	1.700%, 01/15/20	63
650	3.150%, 10/15/21	666

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	183

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,167
	PACCAR Financial Corp.,
591	1.600%, 03/15/17	595
1,400	2.200%, 09/15/19	1,411
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	428
1,700	2.000%, 09/15/16	1,721
800	2.625%, 01/10/23	779

		17,505

	Diversified Financial Services — 1.1%
1,666	CME Group, Inc., 3.000%, 09/15/22	1,657
400	Countrywide Financial Corp., 6.250%, 05/15/16	413
	General Electric Capital Corp.,
636	1.600%, 11/20/17	635
200	2.100%, 12/11/19	200
337	2.250%, 11/09/15	338
125	4.375%, 09/16/20	136
6,700	4.625%, 01/07/21	7,349
331	5.300%, 02/11/21	373
1,845	5.500%, 01/08/20	2,082
80	5.625%, 09/15/17	87
605	5.625%, 05/01/18	665
70	5.875%, 01/14/38	85
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,552
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	812
	Shell International Finance B.V., (Netherlands),
150	3.400%, 08/12/23	151
1,555	4.300%, 09/22/19	1,679
40	4.375%, 03/25/20	44

		18,258

	Insurance — 1.1%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,810
651	Allstate Corp. (The), 3.150%, 06/15/23	647
818	American International Group, Inc., 4.125%, 02/15/24	847
	Aon Corp.,
621	3.125%, 05/27/16	631
94	3.500%, 09/30/15	94
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	323
267	2.450%, 12/15/15	268

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
2,160	5.400%, 05/15/18	2,369
61	Chubb Corp. (The), 5.750%, 05/15/18	68
	CNA Financial Corp.,
860	3.950%, 05/15/24	855
420	6.500%, 08/15/16	440
	Liberty Mutual Group, Inc.,
950	4.950%, 05/01/22 (e)	1,014
900	5.000%, 06/01/21 (e)	977
	Lincoln National Corp.,
96	4.200%, 03/15/22	100
768	4.850%, 06/24/21	840
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	823
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,227
	Metropolitan Life Global Funding I,
710	1.500%, 01/10/18 (e)	706
1,600	3.000%, 01/10/23 (e)	1,562
400	3.125%, 01/11/16 (e)	403
426	3.875%, 04/11/22 (e)	444
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	319
1,024	2.150%, 06/18/19 (e)	1,022
471	Principal Financial Group, Inc., 3.125%, 05/15/23	460
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	859

		19,108

	Real Estate Investment Trusts (REITs) — 0.8%
360	American Tower Corp., 3.500%, 01/31/23	343
909	Boston Properties LP, 3.800%, 02/01/24	915
672	Duke Realty LP, 3.875%, 02/15/21	691
600	Equity Commonwealth, 6.650%, 01/15/18	645
1,752	ERP Operating LP, 4.625%, 12/15/21	1,894
	HCP, Inc.,
1,052	2.625%, 02/01/20	1,042
469	3.875%, 08/15/24	453
577	4.250%, 11/15/23	576
	Health Care REIT, Inc.,
2,007	4.500%, 01/15/24	2,076
600	5.250%, 01/15/22	652
457	Prologis LP, 4.250%, 08/15/23	469
	Realty Income Corp.,
600	3.250%, 10/15/22	579
400	3.875%, 07/15/24	400

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,292
200	6.125%, 05/30/18	223
	Ventas Realty LP,
90	3.500%, 02/01/25	85
470	3.750%, 05/01/24	461
158	4.125%, 01/15/26	157

		12,953

	Total Financials	172,734

	Health Care — 1.4%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,100	3.875%, 11/15/21	1,143
1,350	4.100%, 06/15/21	1,422
117	Baxalta, Inc., 3.600%, 06/23/22 (e)	117
	Celgene Corp.,
1,000	3.250%, 08/15/22	971
700	3.950%, 10/15/20	732

		4,385

	Health Care Equipment & Supplies — 0.1%
246	Becton, Dickinson & Co., 2.675%, 12/15/19	246
2,400	Medtronic, Inc., 3.500%, 03/15/25 (e)	2,390

		2,636

	Health Care Providers & Services — 0.3%
381	Aetna, Inc., 1.750%, 05/15/17	383
700	Anthem, Inc., 3.300%, 01/15/23	679
131	Cardinal Health, Inc., 3.750%, 09/15/25	131
	McKesson Corp.,
96	0.950%, 12/04/15	96
150	2.700%, 12/15/22	143
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,396
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	352
145	2.875%, 12/15/21	145
1,500	2.875%, 03/15/23	1,461
187	3.375%, 11/15/21	193
255	4.700%, 02/15/21	280
100	WellPoint, Inc., 2.375%, 02/15/17	101

		5,360

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	439

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Pharmaceuticals — 0.7%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,259
316	Actavis Funding SCS, (Luxembourg), 3.450%, 03/15/22	309
250	Actavis, Inc., 3.250%, 10/01/22	240
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,145
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	597
1,875	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,832
857	Johnson & Johnson, 3.375%, 12/05/23	898
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,393
215	2.350%, 02/10/22	210
1,800	Mylan, Inc., 2.600%, 06/24/18	1,792
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,178
498	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	493
174	Zoetis, Inc., 1.875%, 02/01/18	173

		11,519

	Total Health Care	24,339

	Industrials — 2.7%
	Aerospace & Defense — 0.6%
864	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	868
	Boeing Co. (The),
540	4.875%, 02/15/20	606
750	7.950%, 08/15/24	1,010
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,895
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,328
	Lockheed Martin Corp.,
380	3.350%, 09/15/21	389
850	4.250%, 11/15/19	921
325	Northrop Grumman Corp., 5.050%, 08/01/19	355
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,426
800	3.250%, 06/15/25	786
476	Raytheon Co., 3.150%, 12/15/24	471

		10,055

	Air Freight & Logistics — 0.2%
796	FedEx Corp., 3.200%, 02/01/25	764
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,428
1,600	3.125%, 01/15/21	1,649
425	5.125%, 04/01/19	473

		4,314

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	185

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — 0.2%
409	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	414
74	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	79
896	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	954
323	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	357
274	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	276
38	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	40
67	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	70
445	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	463

		2,653

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	422
1,200	5.500%, 09/15/19	1,335
	Waste Management, Inc.,
862	2.900%, 09/15/22	847
242	4.600%, 03/01/21	263
150	4.750%, 06/30/20	164

		3,031

	Construction & Engineering — 0.0% (g)
350	ABB Finance USA, Inc., 2.875%, 05/08/22	343
526	Fluor Corp., 3.375%, 09/15/21	543

		886

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	270

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	844
500	5.400%, 03/01/19	557
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	486
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,193
480	5.750%, 03/11/18	518

		3,598

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	36

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — continued
	Deere & Co.,
298	2.600%, 06/08/22	291
700	4.375%, 10/16/19	757
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,430
228	Parker-Hannifin Corp., 3.300%, 11/21/24	228

		2,742

	Road & Rail — 1.1%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	131
2,000	4.100%, 06/01/21	2,128
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,219
600	7.250%, 05/15/19	701
	CSX Corp.,
3,000	6.250%, 03/15/18	3,331
230	7.375%, 02/01/19	267
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	122
1,500	3.300%, 10/15/22 (e)	1,484
650	3.850%, 11/15/24 (e)	654
315	4.500%, 08/16/21 (e)	341
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	782
250	3.000%, 04/01/22	247
829	3.250%, 12/01/21	833
750	3.850%, 01/15/24	763
300	5.750%, 04/01/18	329
263	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	260
	Ryder System, Inc.,
555	2.450%, 09/03/19	553
290	2.500%, 03/01/17	294
535	3.500%, 06/01/17	552
100	3.600%, 03/01/16	102
	Union Pacific Corp.,
850	3.250%, 01/15/25	843
1,200	3.750%, 03/15/24	1,242
1,931	4.163%, 07/15/22	2,054

		19,232

	Total Industrials	46,781

	Information Technology — 1.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	91

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
181	2.900%, 03/04/21	184
90	4.450%, 01/15/20	98
975	4.950%, 02/15/19	1,070
250	5.500%, 02/22/16	256

		1,699

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	171
1,350	7.500%, 01/15/27	1,613

		1,784

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,448	2.600%, 07/15/22	2,218
225	2.875%, 08/01/21	216

		2,434

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/08/18	251
1,150	1.625%, 05/15/20	1,124
629	1.950%, 07/22/16	636
40	8.375%, 11/01/19	50
1,650	Xerox Corp., 5.625%, 12/15/19	1,816

		3,877

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
987	2.700%, 12/15/22	958
1,501	3.300%, 10/01/21	1,549
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	848
790	2.750%, 03/12/21	797

		4,152

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	998
	Microsoft Corp.,
486	2.375%, 05/01/23	464
1,500	4.200%, 06/01/19	1,630
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,238
720	5.750%, 04/15/18	795
50	6.500%, 04/15/38	64
539	Series NOTE, 2.800%, 07/08/21	541

		5,730

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
818	2.150%, 02/09/22	788
1,006	2.850%, 05/06/21	1,024
1,154	3.200%, 05/13/25	1,148
1,025	EMC Corp., 3.375%, 06/01/23	996
567	Hewlett-Packard Co., 4.375%, 09/15/21	590

		4,546

	Total Information Technology	24,222

	Materials — 1.0%
	Chemicals — 0.7%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	158
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	525
800	3.500%, 10/01/24	771
104	4.125%, 11/15/21	108
17	8.550%, 05/15/19	20
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	224
2,000	6.000%, 07/15/18	2,224
	Ecolab, Inc.,
279	1.450%, 12/08/17	276
167	2.250%, 01/12/20	166
	Mosaic Co. (The),
1,535	3.750%, 11/15/21	1,576
708	4.250%, 11/15/23	717
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	99
1,050	6.500%, 05/15/19	1,200
	PPG Industries, Inc.,
550	3.600%, 11/15/20	575
230	6.650%, 03/15/18	257
	Praxair, Inc.,
1,250	2.200%, 08/15/22	1,175
240	5.200%, 03/15/17	255
315	Rohm & Haas Co., 7.850%, 07/15/29	411
400	Union Carbide Corp., 7.500%, 06/01/25	502

		11,239

	Construction Materials — 0.0% (g)
250	CRH America, Inc., 3.875%, 05/18/25 (e)	248

	Metals & Mining — 0.3%
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	382
	Freeport-McMoRan, Inc.,
352	2.150%, 03/01/17	336

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	187

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
400	3.550%, 03/01/22	308
667	3.875%, 03/15/23	510
1,600	4.550%, 11/14/24	1,235
	Nucor Corp.,
305	4.000%, 08/01/23	310
172	5.850%, 06/01/18	189
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	39
800	4.125%, 05/20/21	838
650	6.500%, 07/15/18	724

		4,871

	Paper & Forest Products — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	340

	Total Materials	16,698

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
850	3.875%, 08/15/21	871
1,500	4.450%, 05/15/21	1,582
2,800	5.500%, 02/01/18	3,021
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,496
461	1.625%, 06/28/16	463
350	2.350%, 02/14/19	349
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,019
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
525	2.750%, 09/14/16	533
50	9.000%, 03/01/31	71
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	430
409	5.134%, 04/27/20	451
114	5.462%, 02/16/21	128
	Verizon Communications, Inc.,
822	1.350%, 06/09/17	819
886	4.150%, 03/15/24	905
1,057	4.500%, 09/15/20	1,136
1,000	5.150%, 09/15/23	1,096

		14,637

	Wireless Telecommunication Services — 0.1%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	370

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — continued
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,281
500	5.625%, 02/27/17	528

		2,179

	Total Telecommunication Services	16,816

	Utilities — 3.4%
	Electric Utilities — 2.6%
800	Appalachian Power Co., 4.600%, 03/30/21	865
372	Arizona Public Service Co., 3.350%, 06/15/24	372
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,562
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	249
	DTE Electric Co.,
197	2.650%, 06/15/22	192
1,000	3.375%, 03/01/25	1,011
1,500	3.650%, 03/15/24	1,543
200	3.900%, 06/01/21	213
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,332
50	6.450%, 10/15/32	64
233	Duke Energy Corp., 3.550%, 09/15/21	240
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	171
461	Duke Energy Progress LLC, 2.800%, 05/15/22	453
720	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	723
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	438
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	754
3,700	Georgia Power Co., 4.250%, 12/01/19	4,031
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,827
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,320
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	29
100	Series J, 3.200%, 03/15/23	99
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,127
1,000	7.125%, 03/15/19	1,167
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	513
1,539	2.700%, 09/15/19	1,541
200	6.000%, 03/01/19	223
30	7.875%, 12/15/15	30
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	942

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
300	NSTAR Electric Co., 2.375%, 10/15/22	288
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,354
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	365
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	754
424	3.250%, 09/15/21	432
1,500	3.250%, 06/15/23	1,496
400	3.400%, 08/15/24	399
350	3.850%, 11/15/23	364
50	6.050%, 03/01/34	60
200	PacifiCorp, 5.650%, 07/15/18	222
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,626
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	788
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	216
560	Progress Energy, Inc., 4.400%, 01/15/21	597
74	Public Service Co. of Colorado, 3.200%, 11/15/20	76
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	292
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	235
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,097
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,019
650	5.500%, 08/15/18	722
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,110
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,821
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,557
1,099	2.950%, 01/15/22	1,089
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,001
545	2.950%, 09/15/21	553

		43,564

	Gas Utilities — 0.1%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,632
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	902

		2,534

	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	187

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Independent Power & Renewable Electricity Producers — continued
	PSEG Power LLC,
940	4.150%, 09/15/21	978
221	4.300%, 11/15/23	226
350	5.125%, 04/15/20	384

		1,775

	Multi-Utilities — 0.5%
	AGL Capital Corp.,
939	3.500%, 09/15/21	934
550	5.250%, 08/15/19	603
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	558
	Consumers Energy Co.,
137	2.850%, 05/15/22	136
1,060	5.650%, 04/15/20	1,199
350	Dominion Resources, Inc., 4.450%, 03/15/21	373
784	DTE Energy Co., Series F, 3.850%, 12/01/23	812
	NiSource Finance Corp.,
300	3.850%, 02/15/23	311
500	5.450%, 09/15/20	557
940	6.125%, 03/01/22	1,087
100	6.800%, 01/15/19	114
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	197
1,400	9.800%, 02/15/19	1,736

		8,624

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	364
1,400	3.850%, 03/01/24	1,481

		1,845

	Total Utilities	58,342

	Total Corporate Bonds (Cost $467,970)	472,915

Foreign Government Securities — 0.3%
514	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	477
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	449
347	4.000%, 09/22/24	346
467	Republic of Poland, (Poland), 4.000%, 01/22/24	491

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	458
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	577
1,076	3.600%, 01/30/25	1,056
694	4.000%, 10/02/23	705

	Total Foreign Government Securities (Cost $4,547)	4,559

Mortgage Pass-Through Securities — 7.6%
3,196	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 01/01/24 - 02/01/24	3,492
205	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	228
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,321	4.500%, 05/01/41	2,533
356	5.000%, 10/01/33	394
4	6.000%, 12/01/36	5
2,055	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,142
67	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 10/01/19 - 01/01/24	71
1,838	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	1,936
	Federal National Mortgage Association, 30 Year, Single Family,
1,567	5.000%, 08/01/40	1,736
907	6.000%, 12/01/32 - 04/01/35	1,035
1,437	6.500%, 10/01/36 - 10/01/38	1,661
786	7.000%, 04/01/37 - 11/01/38	932
	Federal National Mortgage Association, Other,
2,555	VAR, 0.537%, 01/01/23	2,554
1,367	VAR, 0.557%, 05/01/24	1,367
3,000	1.400%, 07/01/17	3,010
2,400	1.735%, 05/01/20	2,396
1,962	1.940%, 07/01/19	1,980
4,800	2.010%, 06/01/20	4,835
1,460	2.140%, 04/01/19	1,488
949	2.190%, 12/01/22	942
2,585	2.340%, 12/01/22	2,584
2,440	2.350%, 05/01/23	2,432
1,586	2.395%, 01/01/22	1,604
4,883	2.400%, 12/01/22 - 07/01/23	4,874
3,824	2.410%, 01/01/23	3,831
1,269	2.490%, 10/01/17	1,298

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,000	2.520%, 05/01/23	3,005
2,107	2.530%, 03/01/23	2,125
1,000	2.590%, 11/01/21	1,020
1,310	2.630%, 09/01/21	1,347
2,000	2.650%, 08/01/22	2,037
2,000	2.670%, 07/01/22	2,041
2,092	2.680%, 05/01/25	2,078
2,649	2.703%, 04/01/23	2,699
2,200	2.810%, 04/01/25	2,197
1,131	2.900%, 06/01/22	1,177
1,496	3.020%, 06/01/25	1,523
3,710	3.030%, 12/01/21 - 04/01/27	3,774
1,949	3.050%, 10/01/20	2,048
2,500	3.100%, 09/01/25 (w)	2,520
1,369	3.110%, 10/01/21	1,442
1,500	3.370%, 11/01/20	1,596
5,000	3.380%, 01/01/18 - 12/01/23	5,219
1,286	3.450%, 11/01/23	1,370
1,000	3.480%, 12/01/20	1,070
6,477	3.500%, 05/01/43 - 06/01/43	6,749
1,700	3.590%, 10/01/20	1,826
1,150	3.690%, 11/01/23	1,233
4,701	3.743%, 06/01/18	4,974
3,400	3.770%, 09/01/21	3,691
2,315	3.804%, 05/01/22	2,489
1,629	3.810%, 01/01/19	1,739
1,219	3.860%, 07/01/21	1,318
3,896	4.000%, 07/01/42	4,197
1,000	4.040%, 10/01/20	1,092
1,000	4.260%, 07/01/21	1,112
3,301	4.295%, 06/01/21	3,661
1,885	4.330%, 04/01/21	2,086
743	4.369%, 02/01/20	816
947	4.640%, 01/01/21	1,062
417	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	468

	Total Mortgage Pass-Through Securities (Cost $128,053)	130,161

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $641)	648

U.S. Government Agency Securities — 16.2%
	Federal Home Loan Banks,
20,000	0.750%, 08/28/17	19,973
12,155	1.750%, 09/11/15	12,160

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal Home Loan Mortgage Corp.,
30,000	0.750%, 07/14/17	29,985
5,000	0.750%, 01/12/18	4,983
25,000	1.250%, 10/02/19	24,763
61,000	2.375%, 01/13/22	62,106
	Federal National Mortgage Association,
51,450	1.750%, 06/20/19	52,045
70,000	2.625%, 09/06/24	70,597
735	Tennessee Valley Authority, 1.750%, 10/15/18	747

	Total U.S. Government Agency Securities (Cost $274,757)	277,359

U.S. Treasury Obligations — 19.4%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	42,830
161,705	0.125%, 04/15/17	169,284
26,500	0.125%, 01/15/22	27,315
10,000	0.125%, 07/15/22	10,144
15,000	1.125%, 01/15/21	17,048

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

40,000	1.625%, 01/15/18	47,249
15,000	2.000%, 01/15/16	18,011

	Total U.S. Treasury Obligations (Cost $337,553)	331,881

SHARES
Short-Term Investment — 5.5%
	Investment Company — 5.5%
94,342	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) † (Cost $94,342)	94,342

	Total Investments — 103.3% (Cost $1,758,700)	1,765,685
	Liabilities in Excess of Other Assets — (3.3)%	(56,454)

	NET ASSETS — 100.0%	$1,709,231

Percentages indicated are based on net assets.

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(283)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(390)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(1,764)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(778)
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	31,000	(659)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	(242)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,756)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(1,026)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(516)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(466)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(1,200)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(567)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	1,000	(192)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	1,000	(193)
Citibank, N.A.	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(965)
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	16,000	(353)
Citibank, N.A.	1.478% at termination	CPI-U at termination	04/02/2017	4,000	(2)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(1,031)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(1,044)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(3,384)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(249)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	20,000	(1,388)
Citibank, N.A.	2.325% at termination	CPI-U at termination	09/30/2024	20,000	(1,315)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(224)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,299)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,860)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(3,223)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	191

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	$22,000	$(477)
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(2,568)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,592)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(3,373)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(1,993)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	(278)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/2020	32,000	(128)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(1,015)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(816)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	20,000	(1,536)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(500)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/2025	37,000	(198)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	11,000	(1,439)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(1,424)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(1,334)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(1,501)
Goldman Sachs International	2.100% at termination	CPI-U at termination	09/12/2019	41,000	(1,904)
Morgan Stanley Capital Services	1.638% at termination	CPI-U at termination	09/03/2015	3,000	(45)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(6,549)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(985)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,560)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(1,163)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(1,258)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(371)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	(2,597)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(163)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(1,023)

					$(66,159)

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 20.0%
1,703	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,655
	Ally Auto Receivables Trust,
1,946	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,939
1,831	Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,834
	American Credit Acceptance Receivables Trust,
290	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	290
386	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	386
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,569
507	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2, 0.570%, 07/10/17	507
560	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.474%, 08/25/33	549
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.779%, 07/25/32	84
798	Series 2002-BC6, Class M1, VAR, 1.324%, 08/25/32	701
2,873	Series 2002-BC9, Class M1, VAR, 1.849%, 12/25/32	2,512
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
50	Series 1997-2, Class M1A, VAR, 0.754%, 06/25/27	49
657	Series 1998-1, Class M1A, VAR, 0.844%, 01/25/28	625
756	Series 1998-3, Class M1A, VAR, 0.829%, 09/25/28	705
3,703	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,703
377	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.823%, 12/15/33	370
457	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	457
2,321	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	2,315
1,164	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,152
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	6,988

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,855	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,866
2,735	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.444%, 01/25/35	2,565
1,235	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.099%, 12/25/33	1,156
3,125	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	3,133
413	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.299%, 05/25/37	396
	California Republic Auto Receivables Trust,
1,497	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	1,496
6,685	Series 2015-2, Class A3, 1.310%, 08/15/19	6,691
4,494	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	4,492
	Capital Auto Receivables Asset Trust,
935	Series 2013-3, Class A2, 1.040%, 11/21/16	935
3,714	Series 2014-2, Class A2, 0.910%, 04/20/17	3,713
3,276	Series 2015-1, Class A2, 1.420%, 06/20/18	3,274
403	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	402
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.189%, 10/15/21 (e)	3,467
3,512	CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.370%, 03/16/20	3,507
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.049%, 01/25/32	268
4,652	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	4,652
886	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	889
	Countrywide Asset-Backed Certificates,
94	Series 2002-1, Class A, VAR, 0.759%, 08/25/32	79
137	Series 2002-BC1, Class A, VAR, 0.859%, 04/25/32	92
113	Series 2003-BC2, Class 2A1, VAR, 0.799%, 06/25/33	96
1,111	Series 2003-BC5, Class M1, VAR, 1.249%, 09/25/33	990
414	Series 2004-2, Class M4, VAR, 1.699%, 03/25/34	345
191	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	190

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	193

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
423	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.418%, 04/15/30	406
	CPS Auto Receivables Trust,
995	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	997
715	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	714
2,973	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	2,986
2,703	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	2,713
	CWHEQ Revolving Home Equity Loan Trust,
472	Series 2005-E, Class 2A, VAR, 0.418%, 11/15/35	408
2,196	Series 2005-M, Class A1, VAR, 0.438%, 02/15/36	1,855
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.628%, 07/15/21	10,265
2,546	Drive Auto Receivables Trust, Series 2015-BA, Class A3, 1.300%, 06/15/18 (e)	2,545
2,346	DT Auto Owner Trust, Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	2,346
	Exeter Automobile Receivables Trust,
326	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	327
886	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	887
436	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	435
3,017	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	3,015
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 1.249%, 04/25/32	82
1,003	Series 2002-FF4, Class M1, VAR, 1.774%, 02/25/33	542
383	Series 2003-FFH1, Class M2, VAR, 2.824%, 09/25/33	242
703	Series 2004-FF8, Class M4, VAR, 1.805%, 10/25/34	303
	First Investors Auto Owner Trust,
2,745	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	2,742
3,219	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	3,221
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.679%, 09/25/35	979

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,318	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,303
1,104	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,108
	Ford Credit Auto Owner Trust,
3,558	Series 2014-B, Class A3, 0.900%, 10/15/18	3,555
2,632	Series 2015-B, Class A3, 1.160%, 11/15/19	2,631
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.689%, 07/25/35	3,153
2,178	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,168
6,244	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,273
187	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.378%, 09/15/30	162
	Harley-Davidson Motorcycle Trust,
1,066	Series 2013-1, Class A3, 0.650%, 07/16/18	1,065
3,582	Series 2015-2, Class A3, 1.300%, 03/16/20	3,581
2,770	HLSS Servicer Advance Receivables Trust, Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	2,765
	Honda Auto Receivables Owner Trust,
661	Series 2014-1, Class A2, 0.410%, 09/21/16	661
2,277	Series 2015-1, Class A2, 0.700%, 06/15/17	2,276
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,455
5,000	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.198%, 06/17/31 (e)	4,930
167	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.839%, 12/25/24	148
5,500	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	5,500
22	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	6
221	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.249%, 02/25/34	211
5,000	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	5,001
	Morgan Stanley ABS Capital I, Inc. Trust,
1,457	Series 2003-NC6, Class M1, VAR, 1.399%, 06/25/33	1,420
7,500	Series 2005-WMC4, Class M5, VAR, 1.174%, 04/25/35	6,983
698	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	698

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
294	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.599%,11/25/33	244
1,213	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	1,213
	Oak Hill Advisors Residential Loan Trust,
1,984	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	1,979
1,984	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,981
	OneMain Financial Issuance Trust,
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,911
3,500	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,499
734	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.099%, 07/25/32	681
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
1,334	Series 2004-WHQ2, Class M2, VAR, 1.144%, 02/25/35	1,330
1,875	Series 2005-WHQ3, Class M2, VAR, 0.874%, 06/25/35	1,865
431	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	432
2,909	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	2,912
	Progress Residential Trust,
4,800	Series 2014-SFR1, Class A, VAR, 1.298%, 10/17/31 (e)	4,735
3,293	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,266
268	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.879%, 03/25/33	238
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	407
	Residential Funding Mortgage Securities II Home Loan Trust,
76	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	75
155	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	153
45	Series 2003-HS1, Class AII, VAR, 0.489%, 12/25/32	42
229	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	229
	SoFi Professional Loan Program LLC,
823	Series 2014-B, Class A1, VAR, 1.449%, 08/25/32 (e)	825

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,950	Series 2015-A, Class A1, VAR, 1.399%, 03/25/33 (e)	1,947
3,562	Series 2015-B, Class A1, VAR, 1.249%, 04/25/35 (e)	3,556
2,500	Series 2015-C, Class A1, VAR, 1.240%, 08/27/35 (e)	2,482
3,463	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	3,476
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,723
637	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	631
140	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.899%, 04/25/33	136
7,200	TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	7,191
1,436	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.436%, 05/17/32 (e)	1,420
935	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	933
854	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	853
1,757	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,760
1,062	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	1,061
2,436	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	2,430
3,042	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	3,036
6,728	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	6,721
3,743	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,691
2,990	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,986
2,515	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,512
1,705	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,699
4,642	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	4,623

	Total Asset-Backed Securities (Cost $262,352)	259,031

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	195

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 50.4%
	Agency CMO — 43.9%
277	Federal Home Loan Mortgage Corp. -Government National Mortgage Association, Series 1, Class S, IF, IO, 8.762%, 10/25/22	39
	Federal Home Loan Mortgage Corp. REMIC,
5	Series 1071, Class F, VAR, 1.148%, 04/15/21	5
14	Series 1343, Class LA, 8.000%, 08/15/22	16
11	Series 1370, Class JA, VAR, 1.348%, 09/15/22	12
10	Series 1379, Class W, VAR, 1.910%, 10/15/22	10
3	Series 1508, Class KA, VAR, 1.259%, 05/15/23	3
181	Series 1689, Class M, PO, 03/15/24	171
90	Series 1771, Class PK, 8.000%, 02/15/25	102
148	Series 1974, Class ZA, 7.000%, 07/15/27	165
26	Series 1981, Class Z, 6.000%, 05/15/27	29
96	Series 2033, Class PR, PO, 03/15/24	90
16	Series 2261, Class ZY, 7.500%, 10/15/30	19
1	Series 2289, Class NA, VAR, 9.954%, 05/15/20	1
50	Series 2338, Class FN, VAR, 0.698%, 08/15/28	50
100	Series 2416, Class SA, IF, 15.212%, 02/15/32	139
85	Series 2416, Class SH, IF, 15.605%, 02/17/32	113
18	Series 2477, Class FZ, VAR, 0.748%, 06/15/31	18
43	Series 2661, Class FG, VAR, 0.648%, 03/15/17	43
508	Series 3085, Class VS, HB, IF, 27.930%, 12/15/35	869
706	Series 3300, Class FA, VAR, 0.498%, 08/15/35	707
1,977	Series 3737, Class DG, 5.000%, 10/15/30	2,154
3,559	Series 3832, Class PL, 5.000%, 08/15/39	3,814
2,412	Series 3841, Class JF, VAR, 0.598%, 10/15/38	2,422
8,833	Series 3860, Class FP, VAR, 0.598%, 06/15/40	8,862
2,666	Series 3952, Class MA, 3.000%, 11/15/21	2,766
11,288	Series 4074, Class FE, VAR, 0.598%, 07/15/42	11,344
11,652	Series 4111, Class FA, VAR, 0.548%, 08/15/39	11,648
6,046	Series 4120, Class KI, IO, 3.000%, 10/15/32	690

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

16,723		Series 4150, Class F, VAR, 0.568%, 01/15/43	16,643
20,503		Series 4150, Class GE, 2.000%, 01/15/33	20,365
11,869		Series 4161, Class YF, VAR, 0.568%, 02/15/43	11,826
6,487		Series 4206, Class DA, 2.000%, 05/15/33	6,469
13,256		Series 4281, Class FB, VAR, 0.748%, 12/15/43	13,230
22,094		Series 4350, Class AF, VAR, 0.537%, 12/15/37	22,228
17,336		Series 4350, Class FK, VAR, 0.537%, 06/15/38	17,444
8,894		Series 4413, Class WF, VAR, 0.537%, 10/15/41	8,899
18,113		Series 4448, Class TF, VAR, 0.507%, 05/15/40	18,118
49,180		Series 4457, Class KF, VAR, 0.537%, 10/15/40	49,242
21,723		Series 4480, Class FM, VAR, 0.539%, 06/15/40	21,745
28,820		Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.942%, 02/15/38	2,150
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
76		Series T-51, Class 1APO, PO, 09/25/42	69
993		Series T-54, Class 4A, VAR, 3.084%, 02/25/43	1,065
642		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.519%, 01/25/17	643
		Federal National Mortgage Association Grantor Trust,
459		Series 2001-T8, Class A1, 7.500%, 07/25/41	544
1,347		Series 2002-T6, Class A4, VAR, 3.253%, 03/25/41	1,385
		Federal National Mortgage Association REMIC,
8		Series 1988-15, Class B, VAR, 0.749%, 06/25/18	8
2		Series 1989-77, Class J, 8.750%, 11/25/19	2
—	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
28		Series 1990-64, Class Z, 10.000%, 06/25/20	32
77		Series 1990-145, Class A, VAR, 1.191%, 12/25/20	78
60		Series 1991-142, Class PL, 8.000%, 10/25/21	66
64		Series 1991-156, Class F, VAR, 1.499%, 11/25/21	66

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,310.600%, 05/25/22	19
115		Series 1992-112, Class GB, 7.000%, 07/25/22	128
3		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
46		Series 1992-200, Class FK, VAR, 1.959%, 11/25/22	47
52		Series 1993-27, Class S, IF, 9.452%, 02/25/23	60
107		Series 1993-110, Class H, 6.500%, 05/25/23	121
12		Series 1993-119, Class H, 6.500%, 07/25/23	13
104		Series 1993-146, Class E, PO, 05/25/23	99
46		Series 1993-165, Class FH, VAR, 1.349%, 09/25/23	47
234		Series 1993-179, Class FM, VAR, 1.909%, 10/25/23	241
39		Series 1997-74, Class E, 7.500%, 10/20/27	45
527		Series 2001-9, Class F, VAR, 0.448%, 02/17/31	529
103		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	14
239		Series 2002-77, Class FY, VAR, 0.599%, 12/25/17	240
451		Series 2003-17, Class FN, VAR, 0.499%, 03/25/18	452
42		Series 2003-21, Class FK, VAR, 0.599%, 03/25/33	42
958		Series 2004-17, Class BF, VAR, 0.549%, 01/25/34	962
1,565		Series 2006-3, Class SB, IF, IO, 6.501%, 07/25/35	247
1,863		Series 2006-16, Class HZ, 5.500%, 03/25/36	2,026
3,520		Series 2006-124, Class FC, VAR, 0.549%, 01/25/37	3,536
20		Series 2007-2, Class FA, VAR, 0.399%, 02/25/37	20
2,253		Series 2010-42, Class PD, 4.500%, 07/25/39	2,311
4,274		Series 2012-38, Class PA, 2.000%, 09/25/41	4,139
7,320		Series 2012-93, Class ME, 2.500%, 01/25/42	7,444
4,434		Series 2012-114, Class VE, 3.500%, 10/25/25	4,665
16,957		Series 2012-119, Class FB, VAR, 0.549%, 11/25/42	16,914

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,582	Series 2013-6, Class FL, VAR, 0.599%, 02/25/43	1,590
6,198	Series 2013-15, Class DC, 2.000%, 03/25/33	6,166
6,249	Series 2013-23, Class KJ, 2.250%, 05/25/42	6,234
4,838	Series 2013-26, Class AV, 3.500%, 04/25/26	5,097
3,982	Series 2013-43, Class YH, 2.500%, 05/25/33	3,974
15,090	Series 2013-54, Class HF, VAR, 0.399%, 10/25/41	15,070
11,372	Series 2014-66, Class WF, VAR, 0.537%, 10/25/54	11,352
23,715	Series 2015-42, Class BF, VAR, 0.497%, 06/25/45	23,735
14	Series G92-44, Class ZQ, 8.000%, 07/25/22	14
636	Series G94-9, Class PJ, 6.500%, 08/17/24	727
	Federal National Mortgage Association REMIC Trust,
314	Series 2003-W1, Class 2A, VAR, 6.442%, 12/25/42	365
1,399	Series 2003-W4, Class 5A, VAR, 2.993%, 10/25/42	1,483
1,891	Series 2003-W15, Class 3A, VAR, 3.938%, 12/25/42	2,034
1,055	Series 2009-W1, Class A, 6.000%, 12/25/49	1,224
	Federal National Mortgage Association STRIPS,
421	Series 343, Class 23, IO, 4.000%, 10/25/18	18
605	Series 343, Class 27, IO, 4.500%, 01/25/19	30
638	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.740%, 02/25/44	674
	Government National Mortgage Association,
474	Series 1999-27, Class ZA, 7.500%, 04/17/29	533
13	Series 2000-35, Class F, VAR, 0.748%, 12/16/25	13
298	Series 2002-31, Class FC, VAR, 0.449%, 09/26/21	298
5,343	Series 2010-166, Class GP, 3.000%, 04/20/39	5,514
6,837	Series 2012-61, Class FM, VAR, 0.598%, 05/16/42	6,891
3,701	Series 2012-H21, Class FA, VAR, 0.688%, 07/20/62	3,704
18,895	Series 2013-H16, Class FA, VAR, 0.728%, 07/20/63	18,956

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	197

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
20,789	Series 2014-H07, Class FC, VAR, 0.788%, 05/20/64	20,868
6,966	Series 2014-H11, Class JA, VAR, 0.688%, 06/20/64	6,954
17,688	Series 2014-H17, Class FM, VAR, 0.668%, 08/20/64	17,636
9,793	Series 2015-H03, Class FD, VAR, 0.828%, 01/20/65	9,808
19,178	Series 2015-H04, Class FL, VAR, 0.658%, 02/20/65	19,178
9,817	Series 2015-H12, Class FA, VAR, 0.668%, 05/20/65	9,833
22,099	Series 2015-H12, Class FJ, VAR, 0.618%, 05/20/65	21,994
24,524	Series 2015-H14, Class FB, VAR, 0.618%, 05/20/65	24,404
17,704	Series 2015-H19, Class FN, VAR, 0.633%, 07/20/65	17,632

		566,982

	Non-Agency CMO — 6.5%
	Alternative Loan Trust,
886	Series 2004-33, Class 3A3, VAR, 2.377%, 12/25/34	770
56	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	57
643	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	630
	Banc of America Funding Trust,
479	Series 2005-E, Class 5A1, VAR, 2.627%, 05/20/35	472
761	Series 2006-1, Class 2A1, 5.500%, 01/25/36	763
	Banc of America Mortgage Trust,
5	Series 2003-5, Class 2A8, VAR, 0.649%, 07/25/18	5
1,000	Series 2004-D, Class 2A2, VAR, 2.728%, 05/25/34	1,000
831	Series 2005-A, Class 3A1, VAR, 2.621%, 02/25/35	813
552	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.204%, 11/25/34	207
	CHL Mortgage Pass-Through Trust,
427	Series 2003-21, Class A1, VAR, 2.739%, 05/25/33	429
343	Series 2004-HYB8, Class 1A1, VAR, 0.903%, 01/20/35	311
96	Series 2005-1, Class 1A2, VAR, 0.549%, 03/25/35	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
9	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	9
	Credit Suisse First Boston Mortgage Securities Corp.,
1,279	Series 2003-AR24, Class 2A4, VAR, 2.577%, 10/25/33	1,261
1,084	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,111
199	Series 2005-5, Class 1A1, 5.000%, 07/25/20	199
607	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.807%, 02/25/20	624
6,807	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M1, VAR, 3.599%, 07/25/23	7,013
	Federal National Mortgage Association, Connecticut Avenue Securities,
2,922	Series 2014-C01, Class M1, VAR, 1.799%, 01/25/24	2,931
8,694	Series 2014-C02, Class 1M1, VAR, 1.149%, 05/25/24	8,634
3,583	Series 2014-C03, Class 1M1, VAR, 1.399%, 07/25/24	3,575
518	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	527
991	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.630%, 12/25/34	993
83	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.699%, 06/25/30	66
397	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.698%, 11/15/30	356
1,175	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,229
601	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	625
	Impac CMB Trust,
321	Series 2004-3, Class 3A, VAR, 0.839%, 03/25/34	307
348	Series 2004-6, Class 1A2, VAR, 0.979%, 10/25/34	326
1,572	Series 2005-5, Class A1, VAR, 0.839%, 08/25/35	1,409

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,238	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.852%, 03/25/37	1,144
207	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.053%, 10/25/33	203
	MASTR Adjustable Rate Mortgages Trust,
525	Series 2003-5, Class 5A1, VAR, 2.250%, 10/25/33	530
533	Series 2004-13, Class 2A1, VAR, 2.684%, 04/21/34	537
1,683	Series 2004-13, Class 3A7B, VAR, 2.360%, 11/21/34	1,717
170	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.599%, 02/25/33	155
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
517	Series 2001-TBC1, Class B1, VAR, 1.078%, 11/15/31	455
122	Series 2002-TBC1, Class B1, VAR, 1.198%, 09/15/30	98
61	Series 2002-TBC1, Class B2, VAR, 1.598%, 09/15/30	48
245	Series 2002-TBC2, Class B1, VAR, 1.048%, 08/15/32	200
	Merrill Lynch Mortgage Investors Trust,
512	Series 2004-1, Class 2A3, VAR, 2.166%, 12/25/34	473
780	Series 2004-D, Class A1, VAR, 0.859%, 09/25/29	778
33	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	35
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
376	Series 2003-HYB1, Class A4, VAR, 1.698%, 03/25/33	352
332	Series 2003-HYB1, Class B1, VAR, 1.698%, 03/25/33	234
	Morgan Stanley Mortgage Loan Trust,
3,320	Series 2004-3, Class 4A, VAR, 5.683%, 04/25/34	3,498
430	Series 2004-5AR, Class 3A3, VAR, 2.382%, 07/25/34	397
2,424	Series 2004-5AR, Class 3A5, VAR, 2.382%, 07/25/34	2,413
1,143	Series 2004-11AR, Class 1A2A, VAR, 0.509%, 01/25/35	1,077
1,475	NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 0.649%, 02/25/35 (e)	1,239

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — continued
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
190		Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	198
31		Series 2004-AR1, Class 5A1, VAR, 0.959%, 08/25/34	30
879		Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.674%, 10/25/32	947
276		RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	278
		RFMSI Trust,
689		Series 2005-S1, Class 1A6, 5.500%, 02/25/35	701
4,077		Series 2005-SA2, Class 2A2, VAR, 3.076%, 06/25/35	3,911
981		Series 2006-SA4, Class 2A1, VAR, 3.499%, 11/25/36	848
—	(h)	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	—	(h)
		Sequoia Mortgage Trust,
83		Series 11, Class A, VAR, 1.103%, 12/20/32	80
182		Series 2003-3, Class A2, VAR, 1.143%, 07/20/33	172
2,177		Series 2004-11, Class A2, VAR, 0.734%, 12/20/34	2,080
2,564		Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,565
159		Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.905%, 03/19/34	152
1,253		Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.955%, 07/19/32	892
		Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
3,079		Series 2003-24A, Class 2A, VAR, 2.637%, 07/25/33	3,049
2,232		Series 2003-29, Class 3A1, VAR, 4.939%, 09/25/33	2,248
3,635		Series 2003-32, Class 5A1, VAR, 5.851%, 11/25/33	3,847
917		Series 2003-40A, Class 4A, VAR, 2.440%, 01/25/34	888
4,517		Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.373%, 12/25/44	4,290

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	199

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	WaMu Mortgage Pass-Through Certificates Trust,
1,793	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	1,814
931	Series 2004-AR11, Class A, VAR, 2.506%, 10/25/34	940
	Wells Fargo Mortgage-Backed Securities Trust,
448	Series 2003-K, Class 1A2, VAR, 2.520%, 11/25/33	455
617	Series 2005-AR16, Class 3A2, VAR, 2.657%, 03/25/35	622
183	Series 2006-17, Class A1, 5.500%, 11/25/21	186
209	Series 2007-3, Class 3A1, 5.500%, 04/25/22	215

		83,677

	Total Collateralized Mortgage Obligations (Cost $650,514)	650,659

Commercial Mortgage-Backed Securities — 4.2%
	A10 Securitization LLC,
2,802	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,787
2,371	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,369
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.237%, 09/15/26 (e)	2,900
	Bayview Commercial Asset Trust,
417	Series 2004-3, Class A2, VAR, 0.619%, 01/25/35 (e)	382
1,564	Series 2005-2A, Class A2, VAR, 0.549%, 08/25/35 (e)	1,384
312	Series 2005-2A, Class M1, VAR, 0.629%, 08/25/35 (e)	260
1,430	Series 2007-3, Class A2, VAR, 0.489%, 07/25/37 (e)	1,189
3,033	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	3,001
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.137%, 07/05/33 (e)	5,970
4,847	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 0.938%, 06/15/33 (e)	4,826
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,451
2,667	Series 2014-BBG, Class A, VAR, 0.998%, 03/15/29 (e)	2,652

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,526	Series 2014-KYO, Class A, VAR, 1.092%, 06/11/27 (e)	3,516
1,319	Series 2014-PAT, Class A, VAR, 0.988%, 08/13/27 (e)	1,309
3,774	Series 2014-TWC, Class A, VAR, 1.037%, 02/13/32 (e)	3,759
3,151	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	3,141
3,218	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,324
3,858	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.041%, 08/25/29 (e)	3,862
266	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	266
2,614	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.448%, 12/15/31 (e)	2,608
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,188

	Total Commercial Mortgage-Backed Securities (Cost $54,952)	54,144

Corporate Bonds — 9.8%
	Consumer Discretionary — 0.5%
	Automobiles — 0.2%
3,000	Daimler Finance North America LLC, VAR, 0.980%, 08/01/16 (e)	3,006

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 0.635%, 05/30/19	3,995

	Total Consumer Discretionary	7,001

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	608

	Energy — 1.9%
	Oil, Gas & Consumable Fuels — 1.9%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.911%, 09/26/18	2,993
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,833
2,882	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	2,826
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,937
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,531
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 1.953%, 05/20/16	1,462
3,000	VAR, 2.643%, 03/17/17	2,843
1,628	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	1,579

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
684	Spectra Energy Partners LP, 2.950%, 09/25/18	691
3,000	Statoil ASA, (Norway), VAR, 0.771%, 11/08/18	2,982
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	825

	Total Energy	24,502

	Financials — 5.1%
	Banks — 1.4%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.094%, 10/28/16 (e)	3,011
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,346
2,000	Series L, 2.600%, 01/15/19	2,014
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,158
3,000	BB&T Corp., VAR, 0.960%, 02/01/19	2,988
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	939
2,750	Citigroup, Inc., VAR, 1.001%, 11/15/16	2,760
964	Discover Bank, 2.600%, 11/13/18	965
967	SunTrust Banks, Inc., 2.350%, 11/01/18	972

		18,153

	Capital Markets — 0.5%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.420%, 11/15/18	3,023
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,882
1,482	Morgan Stanley, 2.500%, 01/24/19	1,496

		6,401

	Consumer Finance — 2.2%
	American Express Credit Corp.,
3,000	VAR, 0.804%, 07/29/16	3,002
3,000	VAR, 0.836%, 03/18/19	2,974
3,000	American Honda Finance Corp., VAR, 0.784%, 10/07/16	3,010
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.118%, 03/12/19	3,945
4,000	HSBC USA, Inc., VAR, 1.162%, 09/24/18	4,009
2,824	Nissan Motor Acceptance Corp., VAR, 0.884%, 03/03/17 (e)	2,828
	Toyota Motor Credit Corp.,
3,000	VAR, 0.436%, 09/18/15	3,000
5,000	VAR, 0.520%, 05/16/17	4,988

		27,756

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 0.5%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,021
4,000	Shell International Finance B.V., (Netherlands), VAR, 0.762%, 05/11/20	3,985

		7,006

	Insurance — 0.4%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,922
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,484

		5,406

	Real Estate Investment Trusts (REITs) — 0.1%
849	Ventas Realty LP, 1.550%, 09/26/16	850

	Total Financials	65,572

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.1%
857	Medtronic, Inc., 1.500%, 03/15/18 (e)	855

	Health Care Providers & Services — 0.1%
1,585	McKesson Corp., VAR, 0.682%, 09/10/15	1,585

	Life Sciences Tools & Services — 0.0% (g)
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	658

	Pharmaceuticals — 0.3%
3,300	Actavis Funding SCS, (Luxembourg), VAR, 1.199%, 09/01/16	3,298

	Total Health Care	6,396

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,176

	Information Technology — 0.6%
	Semiconductors & Semiconductor Equipment — 0.2%
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,676

	Software — 0.2%
3,000	Oracle Corp., VAR, 0.869%, 01/15/19	3,000

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.550%, 05/03/18	1,792

	Total Information Technology	7,468

	Materials — 0.2%
	Metals & Mining — 0.2%
1,770	Freeport-McMoRan, Inc., 2.375%, 03/15/18	1,610

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	201

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	1,710

	Total Materials	3,320

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,302
385	Verizon Communications, Inc., 2.500%, 09/15/16	391

		1,693

	Wireless Telecommunication Services — 0.3%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.288%, 09/12/16	3,004

	Total Telecommunication Services	4,697

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 0.664%, 04/03/17	1,078
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	825

		1,903

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,118

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	872

	Total Utilities	4,893

	Total Corporate Bonds (Cost $127,313)	126,633

Mortgage Pass-Through Securities — 4.0%
	Federal Home Loan Mortgage Corp.,
12	ARM, 1.470%, 12/01/21	12
32	ARM, 2.120%, 07/01/19	33
11	ARM, 2.250%, 06/01/26	11
55	ARM, 2.274%, 01/01/27	58
38	ARM, 2.320%, 12/01/26	40
316	ARM, 2.340%, 01/01/23 - 10/01/29	336
11	ARM, 2.375%, 06/01/22	11
37	ARM, 2.388%, 04/01/30	38
9	ARM, 2.393%, 05/01/18	9
139	ARM, 2.404%, 12/01/27	146
23	ARM, 2.405%, 11/01/27	23
50	ARM, 2.417%, 02/01/23	52
477	ARM, 2.430%, 04/01/32	496

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

57	ARM, 2.436%, 07/01/28	59
179	ARM, 2.446%, 08/01/27	187
31	ARM, 2.457%, 01/01/30	32
258	ARM, 2.465%, 07/01/30	271
205	ARM, 2.467%, 12/01/26	212
13	ARM, 2.506%, 12/01/29	14
10	ARM, 2.598%, 06/01/25	11
30	ARM, 2.661%, 04/01/24	31
146	ARM, 2.710%, 01/01/23	151
	Federal Home Loan Mortgage Corp. Gold Pools,
7,497	3.000%, 08/01/28	7,758
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7	8.000%, 06/01/17	8
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9	7.500%, 05/01/28	10
22	8.500%, 07/01/28	27
12	9.000%, 02/01/25	14
	Federal National Mortgage Association,
5	ARM, 1.750%, 03/01/17	5
17	ARM, 1.825%, 04/01/24	17
4	ARM, 1.875%, 06/01/18	5
16	ARM, 1.910%, 04/01/21	16
80	ARM, 1.913%, 11/01/18	82
22	ARM, 1.956%, 12/01/20	23
24	ARM, 2.107%, 07/01/20	25
14	ARM, 2.133%, 05/01/18	14
32	ARM, 2.150%, 05/01/30	33
502	ARM, 2.210%, 05/01/33	532
5	ARM, 2.245%, 11/01/21	5
9	ARM, 2.289%, 07/01/25	10
25	ARM, 2.290%, 09/01/19	25
32	ARM, 2.303%, 01/01/31	34
8	ARM, 2.305%, 05/01/29	8
44	ARM, 2.342%, 11/01/23	44
188	ARM, 2.369%, 09/01/33	201
31	ARM, 2.417%, 06/01/26	32
43	ARM, 2.450%, 05/01/31	43
88	ARM, 2.458%, 12/01/28	90
16	ARM, 2.480%, 03/01/38	16
408	ARM, 2.515%, 01/01/25	432
159	ARM, 2.527%, 02/01/34	167
36	ARM, 2.558%, 03/01/29	36
105	ARM, 2.576%, 08/01/26	110
50	ARM, 3.017%, 11/01/30	51

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
27	ARM, 3.141%, 07/01/27	28
22	ARM, 6.000%, 01/01/20	22
	Federal National Mortgage Association, 15 Year, Single Family,
3,863	4.000%, 02/01/25	4,114
4	7.000%, 03/01/16	4
	Federal National Mortgage Association, 20 Year, Single Family,
11,176	3.000%, 02/01/33 - 07/01/33	11,538
3,174	5.000%, 10/01/23	3,498
	Federal National Mortgage Association, 30 Year, FHA/VA,
20	7.000%, 03/01/27	20
14	8.000%, 11/01/27	15
19	8.500%, 10/01/24	19
	Federal National Mortgage Association, 30 Year, Single Family,
10,122	4.000%, 02/01/45	10,920
3,239	5.000%, 12/01/39	3,655
1,798	5.500%, 08/01/40	2,014
965	6.000%, 04/01/39	1,093
21	7.250%, 09/01/22	21
132	7.500%, 06/01/23 - 10/01/30	147
2	8.500%, 08/01/17	2
	Federal National Mortgage Association, Other,
2	6.500%, 04/01/16	1
57	12.000%, 11/01/30	63
	Government National Mortgage Association II, 30 Year, Single Family,
22	7.250%, 08/20/22	22
37	7.400%, 02/20/22 - 03/20/22	37
10	7.500%, 10/20/23	11

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

16	7.850%, 12/20/21	16
48	8.000%, 07/20/25 - 08/20/26	59
	Government National Mortgage Association, 15 Year, Single Family,
2,375	4.500%, 10/15/24	2,562
	Government National Mortgage Association, 30 Year, Single Family,
29	7.000%, 06/15/24	32
17	8.000%, 10/15/27	19
11	9.000%, 11/15/24	12
72	9.500%, 07/15/25	82

	Total Mortgage Pass-Through Securities (Cost $50,940)	52,132

Municipal Bond — 0.1% (t)
	California — 0.1%
	University of California, Series Y-1, Rev., VAR,
870	0.688%, 07/01/17 (Cost $870)	870

SHARES
Short-Term Investment — 10.4%
	Investment Company — 10.4%
134,844	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $134,844)	134,844

	Total Investments — 98.9% (Cost $1,281,785)	1,278,313
	Other Assets in Excess of Liabilities — 1.1%	13,712

	NET ASSETS — 100.0%	$1,292,025

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	203

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.6%
	ABFC Trust,
1,174	Series 2005-AQ1, Class A4, SUB, 4.956%, 06/25/35	1,206
988	Series 2005-WF1, Class A2C, VAR, 0.819%, 12/25/34	983
342	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.379%, 04/25/36	340
	American Homes 4 Rent Trust,
3,388	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,475
1,000	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,034
2,639	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	2,684
570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	575
2,132	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	2,231
1,988	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	2,000
1,000	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	979
2,315	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,315
1,663	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,646
4,549	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	4,510
162	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.569%, 04/25/36	155
1,295	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,289
2,247	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	2,246
	Chase Funding Trust,
1,918	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,865
927	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	956
722	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	734
	Citigroup Mortgage Loan Trust, Inc.,
124	Series 2003-HE3, Class A, VAR, 0.579%, 12/25/33	118
700	Series 2004-HE1, Class A, VAR, 0.529%, 09/25/33 (e)	677
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (d)	663

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

190	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	209
	FirstKey Lending Trust,
3,312	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	3,291
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,438
491	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	497
1,967	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,966
500	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class D3, 3.130%, 05/15/46 (e)	487
	HLSS Servicer Advance Receivables Trust,
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,684
370	Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	370
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	495
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	451
187	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.399%, 03/25/36	168
	HSBC Home Equity Loan Trust USA,
216	Series 2007-1, Class AS, VAR, 0.403%, 03/20/36	215
646	Series 2007-3, Class APT, VAR, 1.403%, 11/20/36	645
	KGS-Alpha Capital Markets LP,
8,381	Series 2012-3, Class A, IO, VAR, 0.404%, 09/25/26	171
30,366	Series 2012-4, Class A, IO, VAR, 0.558%, 09/25/37	1,305
	Long Beach Mortgage Loan Trust,
1,960	Series 2004-1, Class M1, VAR, 0.949%, 02/25/34	1,865
279	Series 2006-WL2, Class 2A3, VAR, 0.399%, 01/25/36	269
	LV Tower 52 Issuer LLC,
2,662	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	2,658
1,250	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	1,242
121,136	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,230

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
165	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.449%, 03/25/32	165
2,483	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,598
	Mid-State Capital Trust,
1,238	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,271
1,908	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,993
783	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	772
1,743	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,745
588	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.171%, 11/25/33	604
720	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	719
	NRPL Trust,
1,873	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,872
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	956
3,678	Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	3,660
2,952	NYMT Residential LLC, Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e)	2,952
	Oak Hill Advisors Residential Loan Trust,
1,687	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	1,682
1,028	Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)	1,015
1,488	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	1,486
1,753	Series 2015-NPL1, Class A1, SUB, 4.000%, 01/25/55 (e)	1,706
1,499	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,500
513	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	497
	Ocwen Freddie Advance Funding LLC,
680	Series 2015-T1, Class AT1, 2.062%, 11/15/45 (e)	680
199	Series 2015-T1, Class BT1, 2.557%, 11/15/45 (e)	199
100	Series 2015-T1, Class CT1, 3.051%, 11/15/45 (e)	100

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

124	Series 2015-T1, Class DT1, 3.790%, 11/15/45 (e)	124
	Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes,
2,352	Series 2015-T2, Class AT2, 2.014%, 09/15/45 (e)	2,352
464	Series 2015-T2, Class BT2, 2.509%, 09/15/45 (e)	464
128	Series 2015-T2, Class CT2, 3.003%, 09/15/45 (e)	128
270	Series 2015-T2, Class DT2, 3.743%, 09/15/45 (e)	270
697	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.137%, 10/25/34	695
	Pretium Mortgage Credit Partners I LLC,
1,437	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,436
1,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	983
	Progress Residential Trust,
1,703	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	1,689
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,745
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,524
1,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,023
	RAMP Trust,
28	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	28
1,044	Series 2004-RS11, Class M1, VAR, 1.129%, 11/25/34	1,029
1,879	Series 2006-RZ1, Class A3, VAR, 0.499%, 03/25/36	1,835
489	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	253
1,392	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	1,389
87	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	86
453	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	458
105	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.400%, 01/25/36	77

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
907	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	898
510	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	505
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
409	Series 2002-AL1, Class A2, 3.450%, 02/25/32	407
1,097	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,084
2,413	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	2,407
	Truman Capital Mortgage Loan Trust,
748	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	746
281	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	281
1,003	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	983
394	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	392
1,142	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.721%, 02/27/35 (e)	1,142
2,021	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	2,015
2,013	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	2,006
403	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	403
576	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	576
	VOLT XIX LLC,
1,757	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,760
400	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	401
	VOLT XVI LLC,
664	Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	663
499	Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	492
	VOLT XXII LLC,
1,218	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,215

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

584		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	574
2,282		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,277
6,728		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	6,721
936		VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	923
2,243		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,240
2,097		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,093
1,705		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,699
2,507		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,497
2,076		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	2,072
		Westgate Resorts LLC,
766		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	767
888		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	890
337		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	337

		Total Asset-Backed Securities (Cost $141,530)	141,563

Collateralized Mortgage Obligations — 44.4%
		Agency CMO — 32.9%
		Federal Home Loan Mortgage Corp. REMIC,
1		Series 11, Class D, 9.500%, 07/15/19	1
5		Series 22, Class C, 9.500%, 04/15/20	5
8		Series 23, Class F, 9.600%, 04/15/20	8
3		Series 30, Class D, 9.500%, 02/15/20	4
2		Series 47, Class F, 10.000%, 06/15/20	2
15		Series 77, Class H, 8.500%, 09/15/20	16
1		Series 81, Class A, 8.125%, 11/15/20	1
2		Series 84, Class F, 9.200%, 10/15/20	2
2		Series 99, Class Z, 9.500%, 01/15/21	2
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
—	(h)	Series 204, Class E, HB, IF, 1,849.148%, 05/15/23	2

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
2		Series 1065, Class J, 9.000%, 04/15/21	2
3		Series 1079, Class S, HB, IF, 33.328%, 05/15/21	5
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
2		Series 1084, Class F, VAR, 1.148%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 44.336%, 05/15/21	2
3		Series 1133, Class H, 7.000%, 09/15/21	3
9		Series 1144, Class KB, 8.500%, 09/15/21	10
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 1,175.496%, 01/15/22	2
20		Series 1343, Class LA, 8.000%, 08/15/22	22
10		Series 1343, Class LB, 7.500%, 08/15/22	11
33		Series 1374, Class Z, 7.000%, 10/15/22	37
9		Series 1395, Class G, 6.000%, 10/15/22	10
81		Series 1401, Class J, 7.000%, 10/15/22	88
119		Series 1466, Class PZ, 7.500%, 02/15/23	132
3		Series 1470, Class F, VAR, 1.659%, 02/15/23	3
4		Series 1505, Class QB, HB, IF, 20.306%, 05/15/23	5
35		Series 1518, Class G, IF, 8.773%, 05/15/23	40
23		Series 1526, Class L, 6.500%, 06/15/23	26
36		Series 1541, Class O, VAR, 1.520%, 07/15/23	36
341		Series 1552, Class IA, IF, 16.965%, 08/15/23	468
10		Series 1570, Class F, VAR, 2.159%, 08/15/23	10
25		Series 1570, Class SA, HB, IF, 24.089%, 08/15/23	39
98		Series 1578, Class K, 6.900%, 09/15/23	109
11		Series 1578, Class V, IO, 7.000%, 09/15/23	2
200		Series 1591, Class PV, 6.250%, 10/15/23	223
15		Series 1602, Class SA, HB, IF, 22.108%, 10/15/23	24
258		Series 1628, Class LZ, 6.500%, 12/15/23	284
240		Series 1638, Class H, 6.500%, 12/15/23	275
208		Series 1644, Class K, 6.750%, 12/15/23	230
315		Series 1658, Class GZ, 7.000%, 01/15/24	354

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	9
150	Series 1677, Class Z, 7.500%, 07/15/23	169
7	Series 1686, Class SH, IF, 18.793%, 02/15/24	10
122	Series 1695, Class EB, 7.000%, 03/15/24	137
17	Series 1699, Class FC, VAR, 0.798%, 03/15/24	17
24	Series 1745, Class D, 7.500%, 08/15/24	28
446	Series 1760, Class ZD, VAR, 1.820%, 02/15/24	452
52	Series 1798, Class F, 5.000%, 05/15/23	56
3	Series 1807, Class G, 9.000%, 10/15/20	3
413	Series 1813, Class I, PO, 11/15/23	391
1,598	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	207
84	Series 1829, Class ZB, 6.500%, 03/15/26	93
159	Series 1863, Class Z, 6.500%, 07/15/26	181
6	Series 1865, Class D, PO, 02/15/24	5
58	Series 1899, Class ZE, 8.000%, 09/15/26	67
51	Series 1963, Class Z, 7.500%, 01/15/27	59
18	Series 1985, Class PR, IO, 8.000%, 07/15/27	3
25	Series 1987, Class PE, 7.500%, 09/15/27	27
189	Series 2033, Class J, 5.600%, 06/15/23	202
10	Series 2033, Class SN, HB, IF, 28.471%, 03/15/24	6
14	Series 2038, Class PN, IO, 7.000%, 03/15/28	2
129	Series 2040, Class PE, 7.500%, 03/15/28	148
14	Series 2042, Class T, 7.000%, 03/15/28	16
45	Series 2060, Class Z, 6.500%, 05/15/28	52
106	Series 2061, Class DC, IO, 6.500%, 06/15/28	14
10,172	Series 2065, Class PX, IO, 0.750%, 08/17/27	238
294	Series 2075, Class PH, 6.500%, 08/15/28	328
47	Series 2086, Class GB, 6.000%, 09/15/28	53
22	Series 2089, Class PJ, IO, 7.000%, 10/15/28	3
194	Series 2110, Class PG, 6.000%, 01/15/29	220
256	Series 2111, Class SB, IF, IO, 7.302%, 01/15/29	57
67	Series 2125, Class JZ, 6.000%, 02/15/29	74
162	Series 2130, Class QS, 6.000%, 03/15/29	183
30	Series 2132, Class SB, HB, IF, 29.733%, 03/15/29	53

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	207

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
45	Series 2132, Class ZL, 6.500%, 03/15/29	51
7	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
20	Series 2163, Class PC, IO, 7.500%, 06/15/29	3
40	Series 2178, Class PB, 7.000%, 08/15/29	46
66	Series 2201, Class C, 8.000%, 11/15/29	76
249	Series 2209, Class TC, 8.000%, 01/15/30	301
129	Series 2210, Class Z, 8.000%, 01/15/30	149
35	Series 2224, Class CB, 8.000%, 03/15/30	41
24	Series 2247, Class Z, 7.500%, 08/15/30	28
203	Series 2254, Class Z, 9.000%, 09/15/30	243
124	Series 2256, Class MC, 7.250%, 09/15/30	143
164	Series 2259, Class ZM, 7.000%, 10/15/30	189
223	Series 2271, Class PC, 7.250%, 12/15/30	256
96	Series 2283, Class K, 6.500%, 12/15/23	107
53	Series 2296, Class PD, 7.000%, 03/15/31	62
826	Series 2303, Class ZD, 7.000%, 04/15/31	979
405	Series 2303, Class ZN, 8.500%, 04/15/29	477
24	Series 2306, Class K, PO, 05/15/24	22
60	Series 2306, Class SE, IF, IO, 8.280%, 05/15/24	8
372	Series 2344, Class ZD, 6.500%, 08/15/31	436
39	Series 2344, Class ZJ, 6.500%, 08/15/31	44
26	Series 2345, Class NE, 6.500%, 08/15/31	30
50	Series 2347, Class VP, 6.500%, 03/15/20	53
16	Series 2353, Class TD, 6.000%, 09/15/16	17
14	Series 2355, Class BP, 6.000%, 09/15/16	14
11	Series 2358, Class PD, 6.000%, 09/15/16	11
26	Series 2359, Class PM, 6.000%, 09/15/16	26
139	Series 2359, Class ZB, 8.500%, 06/15/31	165
26	Series 2360, Class PG, 6.000%, 09/15/16	27
15	Series 2366, Class MD, 6.000%, 10/15/16	16
613	Series 2367, Class ZK, 6.000%, 10/15/31	704
14	Series 2368, Class AS, HB, IF, 20.416%, 10/15/31	21
6	Series 2368, Class TG, 6.000%, 10/15/16	6
31	Series 2372, Class F, VAR, 0.698%, 10/15/31	32
32	Series 2383, Class FD, VAR, 0.698%, 11/15/31	32
49	Series 2388, Class UZ, 8.500%, 06/15/31	57
55	Series 2391, Class QR, 5.500%, 12/15/16	56
8	Series 2394, Class MC, 6.000%, 12/15/16	9
479	Series 2399, Class TH, 6.500%, 01/15/32	537
103	Series 2410, Class OE, 6.375%, 02/15/32	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
102	Series 2410, Class QS, IF, 18.986%, 02/15/32	153
75	Series 2410, Class QX, IF, IO, 8.452%, 02/15/32	24
113	Series 2423, Class MC, 7.000%, 03/15/32	130
137	Series 2423, Class MT, 7.000%, 03/15/32	158
29	Series 2425, Class OB, 6.000%, 03/15/17	30
1,561	Series 2431, Class F, VAR, 0.698%, 03/15/32	1,581
224	Series 2433, Class SA, HB, IF, 20.416%, 02/15/32	346
158	Series 2434, Class TC, 7.000%, 04/15/32	184
251	Series 2436, Class MC, 7.000%, 04/15/32	282
88	Series 2444, Class ES, IF, IO, 7.752%, 03/15/32	24
98	Series 2450, Class GZ, 7.000%, 05/15/32	112
100	Series 2450, Class SW, IF, IO, 7.802%, 03/15/32	28
25	Series 2458, Class QE, 5.500%, 06/15/17	25
205	Series 2462, Class NB, 6.500%, 06/15/22	229
355	Series 2464, Class FE, VAR, 1.198%, 03/15/32	366
28	Series 2470, Class SL, IF, 9.000%, 01/15/27	30
9	Series 2474, Class SJ, IF, IO, 7.452%, 07/15/17	—	(h)
1,067	Series 2494, Class SX, IF, IO, 6.802%, 02/15/32	221
326	Series 2513, Class ZC, 5.500%, 10/15/32	364
193	Series 2517, Class Z, 5.500%, 10/15/32	209
99	Series 2535, Class BK, 5.500%, 12/15/22	108
86	Series 2549, Class ZG, 5.000%, 01/15/18	88
2,114	Series 2552, Class FP, VAR, 1.198%, 01/15/33	2,168
1,230	Series 2557, Class HL, 5.300%, 01/15/33	1,366
61	Series 2571, Class SK, HB, IF, 33.648%, 09/15/23	107
350	Series 2586, Class WI, IO, 6.500%, 03/15/33	73
59	Series 2611, Class SQ, IF, 12.605%, 05/15/33	67
143	Series 2611, Class UH, 4.500%, 05/15/18	149
182	Series 2626, Class NS, IF, IO, 6.352%, 06/15/23	11
60	Series 2631, Class SA, IF, 14.488%, 06/15/33	78

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
193	Series 2637, Class SA, IF, IO, 5.902%, 06/15/18	11
432	Series 2641, Class WI, IO, 5.000%, 01/15/33	23
185	Series 2650, Class PO, PO, 12/15/32	183
460	Series 2650, Class SO, PO, 12/15/32	450
110	Series 2671, Class S, IF, 14.396%, 09/15/33	143
790	Series 2684, Class PO, PO, 01/15/33	788
167	Series 2692, Class SC, IF, 12.891%, 07/15/33	193
67	Series 2694, Class BA, 4.000%, 06/15/31	70
453	Series 2720, Class PC, 5.000%, 12/15/23	489
2,576	Series 2722, Class PF, VAR, 0.798%, 12/15/33	2,613
329	Series 2725, Class SC, IF, 8.792%, 11/15/33	361
281	Series 2744, Class TU, 5.500%, 05/15/32	290
132	Series 2756, Class NA, 5.000%, 02/15/24	141
29	Series 2780, Class JG, 4.500%, 04/15/19	29
247	Series 2802, Class ZY, 6.000%, 05/15/34	266
132	Series 2835, Class QO, PO, 12/15/32	120
63	Series 2877, Class KO, PO, 03/15/19	62
761	Series 2934, Class EC, PO, 02/15/20	746
792	Series 2934, Class HI, IO, 5.000%, 02/15/20	59
476	Series 2934, Class KI, IO, 5.000%, 02/15/20	34
151	Series 2945, Class SA, IF, 11.938%, 03/15/20	167
11,145	Series 2949, Class YZ, 5.500%, 03/15/35	11,992
90	Series 2967, Class S, HB, IF, 32.738%, 04/15/25	148
212	Series 2967, Class JI, IO, 5.000%, 04/15/20	16
27	Series 2989, Class PO, PO, 06/15/23	26
200	Series 2990, Class SL, HB, IF, 23.769%, 06/15/34	279
33	Series 2990, Class WP, IF, 16.518%, 06/15/35	39
656	Series 2994, Class FC, VAR, 0.598%, 02/15/33	659
17	Series 2996, Class FD, VAR, 0.448%, 06/15/35	17
166	Series 3022, Class SX, IF, 16.381%, 08/15/25	213
1,702	Series 3035, Class Z, 5.850%, 09/15/35	1,822
401	Series 3068, Class QB, 4.500%, 06/15/20	413

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
460	Series 3077, Class TO, PO, 04/15/35	434
313	Series 3117, Class EO, PO, 02/15/36	284
431	Series 3117, Class OG, PO, 02/15/36	401
315	Series 3117, Class OK, PO, 02/15/36	285
92	Series 3122, Class OH, PO, 03/15/36	86
13	Series 3122, Class ZB, 6.000%, 03/15/36	18
52	Series 3134, Class PO, PO, 03/15/36	45
1,905	Series 3137, Class XP, 6.000%, 04/15/36	2,173
222	Series 3138, Class PO, PO, 04/15/36	204
652	Series 3143, Class BC, 5.500%, 02/15/36	729
62	Series 3149, Class SO, PO, 05/15/36	54
470	Series 3151, Class PO, PO, 05/15/36	426
540	Series 3152, Class MO, PO, 03/15/36	497
299	Series 3153, Class EO, PO, 05/15/36	271
365	Series 3171, Class MO, PO, 06/15/36	337
227	Series 3179, Class OA, PO, 07/15/36	206
189	Series 3194, Class SA, IF, IO, 6.902%, 07/15/36	39
394	Series 3200, Class PO, PO, 08/15/36	358
602	Series 3210, Class PO, PO, 05/15/36	574
334	Series 3219, Class DI, IO, 6.000%, 04/15/36	71
340	Series 3232, Class ST, IF, IO, 6.502%, 10/15/36	53
637	Series 3237, Class AO, PO, 11/15/36	591
267	Series 3253, Class PO, PO, 12/15/21	264
273	Series 3260, Class CS, IF, IO, 5.942%, 01/15/37	47
151	Series 3262, Class SG, IF, IO, 6.202%, 01/15/37	23
140	Series 3274, Class JO, PO, 02/15/37	127
201	Series 3274, Class MO, PO, 02/15/37	185
114	Series 3275, Class FL, VAR, 0.638%, 02/15/37	114
3,414	Series 3282, Class YD, 5.500%, 02/15/22	3,708
73	Series 3288, Class GS, IF, 2.040%, 03/15/37	73
685	Series 3290, Class SB, IF, IO, 6.252%, 03/15/37	106
182	Series 3305, Class MB, IF, 2.678%, 07/15/34	187
159	Series 3316, Class JO, PO, 05/15/37	145
128	Series 3371, Class FA, VAR, 0.798%, 09/15/37	129
356	Series 3373, Class TO, PO, 04/15/37	330

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	209

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
555	Series 3385, Class SN, IF, IO, 5.802%, 11/15/37	72
590	Series 3387, Class SA, IF, IO, 6.222%, 11/15/37	93
338	Series 3393, Class JO, PO, 09/15/32	297
773	Series 3404, Class SC, IF, IO, 5.802%, 01/15/38	126
2,780	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	35
265	Series 3422, Class LI, IO, 5.000%, 02/15/23	15
281	Series 3451, Class SA, IF, IO, 5.852%, 05/15/38	42
507	Series 3461, Class LZ, 6.000%, 06/15/38	578
1,059	Series 3481, Class SJ, IF, IO, 5.652%, 08/15/38	135
392	Series 3511, Class IO, IO, 5.000%, 12/15/21	25
280	Series 3511, Class SA, IF, IO, 5.802%, 02/15/39	47
869	Series 3531, Class SA, IF, IO, 6.102%, 05/15/39	127
1,403	Series 3537, Class MI, IO, 5.000%, 06/15/38	221
162	Series 3546, Class A, VAR, 1.952%, 02/15/39	164
326	Series 3549, Class FA, VAR, 1.398%, 07/15/39	333
1,289	Series 3572, Class JS, IF, IO, 6.602%, 09/15/39	211
464	Series 3604, Class PO, PO, 05/15/36	425
494	Series 3607, Class AO, PO, 04/15/36	446
494	Series 3607, Class BO, PO, 04/15/36	446
21	Series 3607, Class EO, PO, 02/15/33	21
1,001	Series 3607, Class PO, PO, 05/15/37	902
573	Series 3611, Class PO, PO, 07/15/34	519
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,869
538	Series 3621, Class BO, PO, 01/15/40	496
706	Series 3621, Class PO, PO, 01/15/40	631
713	Series 3623, Class LO, PO, 01/15/40	660
1,343	Series 3632, Class BS, IF, 16.841%, 02/15/40	1,832
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,607
554	Series 3688, Class CU, VAR, 6.674%, 11/15/21	586
2,898	Series 3688, Class NI, IO, 5.000%, 04/15/32	212
2,945	Series 3704, Class DT, 7.500%, 11/15/36	3,501

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
2,209		Series 3704, Class ET, 7.500%, 12/15/36	2,689
4,004		Series 3714, Class IP, IO, 5.000%, 08/15/40	482
2,146		Series 3739, Class LI, IO, 4.000%, 03/15/34	71
2,382		Series 3740, Class SC, IF, IO, 5.802%, 10/15/40	403
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,677
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,585
2,697		Series 3759, Class HI, IO, 4.000%, 08/15/37	166
1,554		Series 3760, Class GI, IO, 4.000%, 10/15/37	97
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,754
360		Series 3789, Class EZ, 4.000%, 11/15/40	352
2,464		Series 3795, Class EI, IO, 5.000%, 10/15/39	294
369		Series 3852, Class QN, IF, 5.500%, 05/15/41	391
624		Series 3852, Class TP, IF, 5.500%, 05/15/41	667
2,472		Series 3860, Class PZ, 5.000%, 05/15/41	2,941
647		Series 3895, Class WA, VAR, 5.704%, 10/15/38	722
2,957		Series 3966, Class BF, VAR, 0.698%, 10/15/40	2,974
4,446		Series 3966, Class NA, 4.000%, 12/15/41	4,805
2,800		Series 3998, Class GF, VAR, 0.648%, 05/15/36	2,811
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,043
4,534		Series 4048, Class FJ, VAR, 0.587%, 07/15/37	4,529
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	929
		Federal Home Loan Mortgage Corp. STRIPS,
1		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
—	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
5		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,256		Series 191, Class IO, IO, 8.000%, 01/01/28	311
562		Series 197, Class PO, PO, 04/01/28	525
717		Series 233, Class 11, IO, 5.000%, 09/15/35	144
413		Series 233, Class 12, IO, 5.000%, 09/15/35	82
973		Series 233, Class 13, IO, 5.000%, 09/15/35	193
1,459		Series 239, Class S30, IF, IO, 7.502%, 08/15/36	294
305		Series 243, Class 16, IO, 4.500%, 11/15/20	18
510		Series 243, Class 17, IO, 4.500%, 12/15/20	32
28,423		Series 262, Class 35, 3.500%, 07/15/42	29,346
1,674		Series 299, Class 300, 3.000%, 01/15/43	1,685

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,231	Series 310, Class PO, PO, 09/15/43	2,517
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
299	Series T-41, Class 3A, VAR, 6.625%, 07/25/32	344
1,141	Series T-42, Class A5, 7.500%, 02/25/42	1,357
68	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	82
77	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	92
1,808	Series T-54, Class 2A, 6.500%, 02/25/43	2,134
897	Series T-54, Class 3A, 7.000%, 02/25/43	1,054
1,635	Series T-56, Class A5, 5.231%, 05/25/43	1,803
156	Series T-58, Class APO, PO, 09/25/43	129
145	Series T-59, Class 1AP, PO, 10/25/43	115
2,161	Series T-62, Class 1A1, VAR, 1.368%, 10/25/44	2,211
4,368	Series T-76, Class 2A, VAR, 3.061%, 10/25/37	4,420
	Federal National Mortgage Association - ACES,
3,787	Series 2010-M1, Class A2, 4.450%, 09/25/19	4,152
4,925	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,398
1,700	Series 2011-M1, Class A3, 3.763%, 06/25/21	1,835
9,480	Series 2011-M2, Class A3, 3.764%, 04/25/21	10,223
5,000	Series 2011-M4, Class A2, 3.726%, 06/25/21	5,393
2,504	Series 2013-M7, Class A2, 2.280%, 12/27/22	2,474
4,000	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,964
2,500	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	2,642
1,640	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,685
2,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,041
2,490	Series 2015-M2, Class A3, VAR, 3.160%, 12/25/24	2,550
3,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	2,966
1,230	Series 2015-M7, Class A2, 2.590%, 12/25/24	1,212
7,777	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	7,809

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
		Federal National Mortgage Association Grantor Trust,
718		Series 2001-T7, Class A1, 7.500%, 02/25/41	844
28		Series 2001-T10, Class PO, PO, 12/25/41	26
541		Series 2001-T12, Class A2, 7.500%, 08/25/41	633
290		Series 2002-T4, Class A2, 7.000%, 12/25/41	334
721		Series 2002-T4, Class A3, 7.500%, 12/25/41	814
229		Series 2002-T16, Class A2, 7.000%, 07/25/42	273
442		Series 2002-T19, Class A2, 7.000%, 07/25/42	507
594		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	674
441		Series 2004-T3, Class PT1, VAR, 8.900%, 01/25/44	508
		Federal National Mortgage Association REMIC,
18		Series 1988-7, Class Z, 9.250%, 04/25/18	19
1		Series 1988-11, Class D, PO, 05/25/18	1
78		Series 1988-21, Class G, 9.500%, 08/25/18	83
1		Series 1988-29, Class B, 9.500%, 12/25/18	1
1		Series 1989-21, Class G, 10.450%, 04/25/19	1
5		Series 1989-27, Class Y, 6.900%, 06/25/19	5
5		Series 1989-70, Class G, 8.000%, 10/25/19	6
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	2
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
16		Series 1990-102, Class J, 6.500%, 08/25/20	18
2		Series 1990-134, Class SC, HB, IF, 21.301%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
68		Series 1991-44, Class G, 8.500%, 05/25/21	74
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
4		Series 1992-101, Class J, 7.500%, 06/25/22	4

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
94	Series 1993-25, Class J, 7.500%, 03/25/23	105
49	Series 1993-27, Class S, IF, 9.452%, 02/25/23	56
17	Series 1993-31, Class K, 7.500%, 03/25/23	20
209	Series 1993-54, Class Z, 7.000%, 04/25/23	233
11	Series 1993-62, Class SA, IF, 18.996%, 04/25/23	16
11	Series 1993-97, Class FA, VAR, 1.449%, 05/25/23	11
1	Series 1993-108, Class D, PO, 02/25/23	1
26	Series 1993-162, Class F, VAR, 1.149%, 08/25/23	26
4	Series 1993-165, Class SD, IF, 13.459%, 09/25/23	5
42	Series 1993-179, Class SB, HB, IF, 26.867%, 10/25/23	70
8	Series 1993-228, Class G, PO, 09/25/23	8
7	Series 1993-230, Class FA, VAR, 0.799%, 12/25/23	7
583	Series 1994-26, Class J, PO, 01/25/24	551
63	Series 1994-37, Class L, 6.500%, 03/25/24	72
20	Series 1995-2, Class Z, 8.500%, 01/25/25	23
139	Series 1996-14, Class SE, IF, IO, 8.430%, 08/25/23	32
6	Series 1996-59, Class J, 6.500%, 08/25/22	6
41	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
14	Series 1997-24, Class Z, 8.000%, 04/18/27	16
11	Series 1997-27, Class J, 7.500%, 04/18/27	12
295	Series 1997-46, Class Z, 7.500%, 06/17/27	337
11	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
708	Series 1998-30, Class ZA, 6.500%, 05/20/28	794
1	Series 1998-36, Class J, 6.000%, 07/18/28	1
117	Series 1998-36, Class ZB, 6.000%, 07/18/28	132
83	Series 1998-43, Class SA, IF, IO, 17.493%, 04/25/23	18
59	Series 1999-57, Class Z, 7.500%, 12/25/19	64
77	Series 1999-62, Class PB, 7.500%, 12/18/29	91
259	Series 2000-18, Class EC, PO, 10/25/23	245
12	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
605	Series 2001-4, Class ZA, 6.500%, 03/25/31	703
53	Series 2001-7, Class PF, 7.000%, 03/25/31	61

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
75	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	10
111	Series 2001-36, Class DE, 7.000%, 08/25/31	129
291	Series 2001-38, Class FB, VAR, 0.699%, 08/25/31	294
56	Series 2001-44, Class PD, 7.000%, 09/25/31	63
106	Series 2001-44, Class PU, 7.000%, 09/25/31	122
149	Series 2001-49, Class LZ, 8.500%, 07/25/31	174
2	Series 2001-52, Class XN, 6.500%, 11/25/15	2
490	Series 2001-53, Class FX, VAR, 0.549%, 10/25/31	495
305	Series 2001-61, Class Z, 7.000%, 11/25/31	345
36	Series 2001-72, Class SX, IF, 17.001%, 12/25/31	49
15	Series 2001-74, Class MB, 6.000%, 12/25/16	15
39	Series 2002-1, Class SA, HB, IF, 24.539%, 02/25/32	65
61	Series 2002-1, Class UD, HB, IF, 23.802%, 12/25/23	92
222	Series 2002-7, Class FD, VAR, 0.899%, 04/25/29	227
14	Series 2002-9, Class ST, IF, 18.841%, 03/25/17	16
421	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	25
24	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	30
24	Series 2002-19, Class PE, 6.000%, 04/25/17	24
567	Series 2002-30, Class Z, 6.000%, 05/25/32	644
33	Series 2002-37, Class Z, 6.500%, 06/25/32	38
1,198	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,310
739	Series 2002-60, Class FA, VAR, 0.949%, 02/25/31	755
739	Series 2002-60, Class FB, VAR, 0.949%, 02/25/31	755
133	Series 2002-62, Class ZE, 5.500%, 11/25/17	138
53	Series 2002-63, Class KC, 5.000%, 10/25/17	55

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
58	Series 2002-63, Class LB, 5.500%, 10/25/17	59
89	Series 2002-77, Class S, IF, 14.118%, 12/25/32	117
1,455	Series 2003-2, Class F, VAR, 0.949%, 02/25/33	1,486
395	Series 2003-7, Class A1, 6.500%, 12/25/42	458
944	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	155
1,027	Series 2003-22, Class UD, 4.000%, 04/25/33	1,083
402	Series 2003-26, Class XS, IF, IO, 6.851%, 03/25/23	36
1,221	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	220
54	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	11
1,461	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	348
33	Series 2003-52, Class SX, HB, IF, 22.352%, 10/25/31	50
571	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	103
37	Series 2003-74, Class SH, IF, 9.811%, 08/25/33	42
153	Series 2003-76, Class SH, IF, 13.801%, 09/25/31	160
282	Series 2003-80, Class SY, IF, IO, 7.451%, 06/25/23	16
583	Series 2003-86, Class ZA, 5.500%, 09/25/33	658
95	Series 2003-91, Class SD, IF, 12.168%, 09/25/33	115
3,218	Series 2003-105, Class AZ, 5.500%, 10/25/33	3,629
27	Series 2003-106, Class PO, PO, 08/25/17	27
636	Series 2003-116, Class SB, IF, IO, 7.401%, 11/25/33	142
78	Series 2003-130, Class SX, IF, 11.221%, 01/25/34	92
96	Series 2003-131, Class SK, IF, 15.801%, 01/25/34	125
88	Series 2003-132, Class OA, PO, 08/25/33	79
210	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	31
569	Series 2004-4, Class QI, IF, IO, 6.901%, 06/25/33	70

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
142	Series 2004-4, Class QM, IF, 13.801%, 06/25/33	170
275	Series 2004-10, Class SC, HB, IF, 27.802%, 02/25/34	362
756	Series 2004-17, Class H, 5.500%, 04/25/34	840
349	Series 2004-25, Class SA, IF, 18.977%, 04/25/34	492
1,139	Series 2004-28, Class PF, VAR, 0.599%, 03/25/34	1,145
399	Series 2004-36, Class SA, IF, 18.977%, 05/25/34	558
86	Series 2004-36, Class SN, IF, 13.801%, 07/25/33	102
456	Series 2004-46, Class EP, PO, 03/25/34	427
196	Series 2004-46, Class QB, HB, IF, 23.202%, 05/25/34	285
142	Series 2004-46, Class SK, IF, 15.952%, 05/25/34	183
4,928	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,560
56	Series 2004-51, Class SY, IF, 13.841%, 07/25/34	74
385	Series 2004-53, Class NC, 5.500%, 07/25/24	421
188	Series 2004-59, Class BG, PO, 12/25/32	170
2,895	Series 2004-61, Class FH, VAR, 0.999%, 11/25/32	2,969
116	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	141
505	Series 2004-87, Class F, VAR, 0.949%, 01/25/34	515
1,217	Series 2005-7, Class LO, PO, 02/25/35	1,076
234	Series 2005-13, Class FL, VAR, 0.599%, 03/25/35	234
142	Series 2005-15, Class MO, PO, 03/25/35	125
49	Series 2005-52, Class PA, 6.500%, 06/25/35	51
806	Series 2005-56, Class S, IF, IO, 6.511%, 07/25/35	154
251	Series 2005-66, Class SG, IF, 16.877%, 07/25/35	333
1,276	Series 2005-66, Class SV, IF, IO, 6.551%, 07/25/35	190
569	Series 2005-67, Class HG, 5.500%, 01/25/35	609
873	Series 2005-68, Class PG, 5.500%, 08/25/35	984

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	213

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
208	Series 2005-73, Class PS, IF, 16.202%, 08/25/35	269
750	Series 2005-74, Class SK, IF, 19.582%, 05/25/35	1,034
599	Series 2005-84, Class XM, 5.750%, 10/25/35	651
200	Series 2005-90, Class AO, PO, 10/25/35	190
823	Series 2005-90, Class ES, IF, 16.377%, 10/25/35	1,061
426	Series 2005-90, Class PO, PO, 09/25/35	405
504	Series 2005-103, Class SC, IF, 10.903%, 07/25/35	598
573	Series 2005-106, Class US, HB, IF, 23.836%, 11/25/35	872
124	Series 2005-116, Class PB, 6.000%, 04/25/34	127
3,962	Series 2006-8, Class WN, IF, IO, 6.501%, 03/25/36	769
1,080	Series 2006-8, Class WQ, PO, 03/25/36	976
98	Series 2006-15, Class OT, PO, 01/25/36	95
931	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,013
259	Series 2006-23, Class KO, PO, 04/25/36	234
665	Series 2006-27, Class OH, PO, 04/25/36	625
1,201	Series 2006-44, Class P, PO, 12/25/33	1,087
505	Series 2006-44, Class GO, PO, 06/25/36	478
285	Series 2006-50, Class JO, PO, 06/25/36	251
420	Series 2006-50, Class PS, PO, 06/25/36	381
779	Series 2006-53, Class US, IF, IO, 6.381%, 06/25/36	135
1,064	Series 2006-56, Class FT, VAR, 0.949%, 07/25/36	1,128
182	Series 2006-58, Class AP, PO, 07/25/36	168
537	Series 2006-58, Class PO, PO, 07/25/36	483
345	Series 2006-59, Class QO, PO, 01/25/33	340
262	Series 2006-60, Class DO, PO, 04/25/35	253
720	Series 2006-63, Class ZH, 6.500%, 07/25/36	846
204	Series 2006-65, Class QO, PO, 07/25/36	193
365	Series 2006-72, Class GO, PO, 08/25/36	331
199	Series 2006-72, Class HO, PO, 08/25/26	189
259	Series 2006-72, Class TO, PO, 08/25/36	241
2,532	Series 2006-77, Class PC, 6.500%, 08/25/36	2,899
580	Series 2006-78, Class BZ, 6.500%, 08/25/36	666
332	Series 2006-79, Class DO, PO, 08/25/36	314

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
386	Series 2006-86, Class OB, PO, 09/25/36	350
423	Series 2006-90, Class AO, PO, 09/25/36	391
2,168	Series 2006-94, Class GI, IF, IO, 6.451%, 10/25/26	297
91	Series 2006-94, Class GK, HB, IF, 32.253%, 10/25/26	149
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,342
277	Series 2006-110, Class PO, PO, 11/25/36	251
136	Series 2006-111, Class EO, PO, 11/25/36	122
356	Series 2006-113, Class PO, PO, 07/25/36	344
482	Series 2006-115, Class OK, PO, 12/25/36	435
595	Series 2006-117, Class GS, IF, IO, 6.451%, 12/25/36	102
342	Series 2006-118, Class A2, VAR, 0.259%, 12/25/36	341
159	Series 2006-119, Class PO, PO, 12/25/36	144
830	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	163
701	Series 2006-120, Class PF, VAR, 0.449%, 12/25/36	702
821	Series 2006-126, Class AO, PO, 01/25/37	749
861	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	158
33	Series 2007-1, Class SD, HB, IF, 37.804%, 02/25/37	44
254	Series 2007-7, Class SG, IF, IO, 6.301%, 08/25/36	79
1,409	Series 2007-14, Class ES, IF, IO, 6.241%, 03/25/37	212
299	Series 2007-14, Class OP, PO, 03/25/37	276
153	Series 2007-15, Class NO, PO, 03/25/22	148
324	Series 2007-16, Class FC, VAR, 0.949%, 03/25/37	337
1,881	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,075
300	Series 2007-22, Class SC, IF, IO, 5.881%, 03/25/37	47
104	Series 2007-39, Class EF, VAR, 0.449%, 05/25/37	104
501	Series 2007-54, Class FA, VAR, 0.599%, 06/25/37	504
1,479	Series 2007-54, Class WI, IF, IO, 5.901%, 06/25/37	258
862	Series 2007-60, Class AX, IF, IO, 6.951%, 07/25/37	147
465	Series 2007-64, Class FB, VAR, 0.569%, 07/25/37	465

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
973	Series 2007-65, Class KI, IF, IO, 6.421%, 07/25/37	155
2,752	Series 2007-72, Class EK, IF, IO, 6.201%, 07/25/37	413
2,085	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,323
376	Series 2007-78, Class CB, 6.000%, 08/25/37	421
87	Series 2007-79, Class SB, HB, IF, 23.286%, 08/25/37	125
394	Series 2007-88, Class VI, IF, IO, 6.341%, 09/25/37	75
1,198	Series 2007-91, Class ES, IF, IO, 6.261%, 10/25/37	176
1,200	Series 2007-100, Class SM, IF, IO, 6.251%, 10/25/37	169
1,658	Series 2007-101, Class A2, VAR, 0.449%, 06/27/36	1,657
245	Series 2007-106, Class A7, VAR, 6.155%, 10/25/37	272
2,298	Series 2007-112, Class SA, IF, IO, 6.251%, 12/25/37	353
6,462	Series 2007-114, Class A6, VAR, 0.399%, 10/27/37	6,391
2,820	Series 2007-116, Class HI, IO, VAR, 1.522%, 01/25/38	198
10	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	—	(h)
1,012	Series 2008-1, Class BI, IF, IO, 5.711%, 02/25/38	147
391	Series 2008-10, Class XI, IF, IO, 6.031%, 03/25/38	52
571	Series 2008-16, Class IS, IF, IO, 6.001%, 03/25/38	88
412	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	22
751	Series 2008-20, Class SA, IF, IO, 6.791%, 03/25/38	123
270	Series 2008-27, Class SN, IF, IO, 6.701%, 04/25/38	45
224	Series 2008-32, Class SA, IF, IO, 6.651%, 04/25/38	36
846	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	4
175	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	1
67	Series 2008-44, Class PO, PO, 05/25/38	61
625	Series 2008-47, Class SI, IF, IO, 6.301%, 06/25/23	67

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
364	Series 2008-53, Class CI, IF, IO, 7.001%, 07/25/38	76
357	Series 2008-76, Class GF, VAR, 0.849%, 09/25/23	359
108	Series 2008-80, Class GP, 6.250%, 09/25/38	122
827	Series 2008-80, Class SA, IF, IO, 5.651%, 09/25/38	112
399	Series 2008-81, Class SB, IF, IO, 5.651%, 09/25/38	57
158	Series 2009-4, Class BD, 4.500%, 02/25/39	169
361	Series 2009-6, Class GS, IF, IO, 6.351%, 02/25/39	76
763	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	60
483	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	27
915	Series 2009-17, Class QS, IF, IO, 6.451%, 03/25/39	145
2,340	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	454
187	Series 2009-47, Class MT, 7.000%, 07/25/39	219
968	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	153
664	Series 2009-62, Class HJ, 6.000%, 05/25/39	746
117	Series 2009-63, Class P, 5.000%, 03/25/37	127
327	Series 2009-69, Class PO, PO, 09/25/39	298
108	Series 2009-79, Class UA, 7.000%, 03/25/38	121
572	Series 2009-84, Class WS, IF, IO, 5.701%, 10/25/39	77
665	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	112
1,334	Series 2009-86, Class OT, PO, 10/25/37	1,194
692	Series 2009-92, Class AD, 6.000%, 11/25/39	779
424	Series 2009-99, Class SC, IF, IO, 5.981%, 12/25/39	53
905	Series 2009-99, Class WA, VAR, 6.302%, 12/25/39	1,016
3,279	Series 2009-103, Class MB, VAR, 2.401%, 12/25/39	3,462
844	Series 2009-112, Class ST, IF, IO, 6.051%, 01/25/40	134
820	Series 2009-113, Class FB, VAR, 0.749%, 01/25/40	833

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	215

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
338	Series 2009-113, Class LB, HB, VAR, 38.020%, 01/25/40	504
2,581	Series 2010-1, Class WA, VAR, 6.197%, 02/25/40	2,919
1,715	Series 2010-16, Class WA, VAR, 6.442%, 03/25/40	1,929
3,465	Series 2010-16, Class WB, VAR, 6.238%, 03/25/40	3,998
789	Series 2010-23, Class KS, IF, IO, 6.901%, 02/25/40	111
912	Series 2010-35, Class SB, IF, IO, 6.221%, 04/25/40	150
418	Series 2010-39, Class OT, PO, 10/25/35	380
914	Series 2010-40, Class FJ, VAR, 0.799%, 04/25/40	921
410	Series 2010-42, Class S, IF, IO, 6.201%, 05/25/40	72
1,267	Series 2010-43, Class FD, VAR, 0.799%, 05/25/40	1,283
1,158	Series 2010-49, Class SC, IF, 12.261%, 03/25/40	1,389
840	Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	968
3,821	Series 2010-68, Class SA, IF, IO, 4.801%, 07/25/40	494
1,085	Series 2010-103, Class ME, 4.000%, 09/25/40	1,143
2,154	Series 2010-103, Class SB, IF, IO, 5.901%, 11/25/49	356
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,337
397	Series 2010-123, Class FL, VAR, 0.629%, 11/25/40	399
3,740	Series 2010-125, Class SA, IF, IO, 4.241%, 11/25/40	307
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	3,040
5,305	Series 2010-147, Class SA, IF, IO, 6.331%, 01/25/41	1,215
821	Series 2010-148, Class MA, 4.000%, 02/25/39	858
553	Series 2011-2, Class WA, VAR, 5.807%, 02/25/51	608
1,674	Series 2011-20, Class MW, 5.000%, 03/25/41	1,931
8,146	Series 2011-21, Class CV, 4.500%, 09/25/26	8,534
3,183	Series 2011-30, Class LS, IO, VAR, 1.756%, 04/25/41	242

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
3,374		Series 2011-39, Class ZA, 6.000%, 11/25/32	3,856
769		Series 2011-43, Class WA, VAR, 5.784%, 05/25/51	842
2,618		Series 2011-47, Class ZA, 5.500%, 07/25/38	2,817
2,696		Series 2011-56, Class VA, 5.000%, 09/25/40	2,817
1,900		Series 2011-58, Class WA, VAR, 5.432%, 07/25/51	2,116
507		Series 2011-75, Class FA, VAR, 0.749%, 08/25/41	514
2,766		Series 2011-118, Class LB, 7.000%, 11/25/41	3,273
5,067		Series 2011-118, Class MT, 7.000%, 11/25/41	5,991
5,190		Series 2011-118, Class NT, 7.000%, 11/25/41	6,133
2,440		Series 2012-21, Class WA, VAR, 5.579%, 03/25/52	2,724
2,876		Series 2012-58, Class FA, VAR, 0.699%, 03/25/39	2,899
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,164
1,229		Series 2013-2, Class LZ, 3.000%, 02/25/43	1,110
6,641		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,963
3,551		Series 2013-92, Class PO, PO, 09/25/43	2,793
3,579		Series 2013-101, Class DO, PO, 10/25/43	2,803
928		Series 2014-44, Class B, 2.500%, 08/25/34	867
5		Series G92-12, Class B, 7.700%, 02/25/22	6
8		Series G92-14, Class Z, 7.000%, 02/25/22	8
—	(h)	Series G92-27, Class SQ, HB, IF, 11,801.801%, 05/25/22	4
9		Series G92-42, Class Z, 7.000%, 07/25/22	10
97		Series G92-44, Class ZQ, 8.000%, 07/25/22	102
41		Series G92-54, Class ZQ, 7.500%, 09/25/22	45
90		Series G92-61, Class Z, 7.000%, 10/25/22	99
9		Series G92-62, Class B, PO, 10/25/22	8
39		Series G92-7, Class JQ, 8.500%, 01/25/22	43
58		Series G93-1, Class KA, 7.900%, 01/25/23	67
40		Series G93-17, Class SI, IF, 6.000%, 04/25/23	44
324		Series G94-7, Class PJ, 7.500%, 05/17/24	372
61		Series G97-2, Class ZA, 8.500%, 02/17/27	75
		Federal National Mortgage Association REMIC Trust,
1,016		Series 2001-W3, Class A, VAR, 6.848%, 09/25/41	1,155

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,210	Series 2002-W10, Class IO, IO, VAR, 0.939%, 08/25/42	85
227	Series 2003-W1, Class 2A, VAR, 6.442%, 12/25/42	264
363	Series 2003-W1, Class 1A1, VAR, 5.771%, 12/25/42	413
56	Series 2003-W4, Class 2A, VAR, 6.383%, 10/25/42	65
18	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	18
1,345	Series 2004-W4, Class A7, 5.500%, 06/25/34	1,497
821	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	963
446	Series 2006-W3, Class 2A, 6.000%, 09/25/46	501
390	Series 2006-W3, Class 1AF1, VAR, 0.439%, 10/25/46	390
874	Series 2007-W2, Class 1A1, VAR, 0.519%, 03/25/37	875
409	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	456
68	Series 2007-W7, Class 1A4, HB, IF, 37.984%, 07/25/37	107
2,879	Series 2009-W1, Class A, 6.000%, 12/25/49	3,339
	Federal National Mortgage Association STRIPS,
2	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
219	Series 213, Class 2, IO, 8.000%, 03/25/23	50
8	Series 265, Class 2, 9.000%, 03/25/24	9
15	Series 285, Class 1, PO, 02/25/27	14
353	Series 293, Class 1, PO, 12/25/24	335
307	Series 300, Class 1, PO, 09/25/24	291
343	Series 331, Class 13, IO, 7.000%, 11/25/32	81
345	Series 339, Class 18, IO, 4.500%, 07/25/18	16
344	Series 339, Class 21, IO, 4.500%, 08/25/18	13
326	Series 339, Class 28, IO, 5.500%, 08/25/18	16
182	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	37
689	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	37
419	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	85
528	Series 356, Class 3, IO, 5.000%, 01/25/35	110
813	Series 356, Class 39, IO, 5.000%, 01/25/20	58
727	Series 365, Class 8, IO, 5.500%, 05/25/36	163

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
107	Series 368, Class 3, IO, 4.500%, 11/25/20	6
256	Series 374, Class 5, IO, 5.500%, 08/25/36	54
650	Series 383, Class 32, IO, 6.000%, 01/25/38	123
116	Series 393, Class 6, IO, 5.500%, 04/25/37	23
2,890	Series 412, Class F2, VAR, 0.699%, 08/25/42	2,911
	Federal National Mortgage Association Trust,
371	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	427
349	Series 2003-W8, Class 2A, 7.000%, 10/25/42	404
355	Series 2003-W8, Class 3F1, VAR, 0.599%, 05/25/42	357
537	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	629
519	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	604
1,058	Series 2005-W3, Class 2AF, VAR, 0.419%, 03/25/45	1,060
2,370	Series 2005-W4, Class 3A, VAR, 2.289%, 06/25/45	2,453
406	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	464
582	Series 2006-W2, Class 1AF1, VAR, 0.419%, 02/25/46	583
	Government National Mortgage Association,
613	Series 1994-7, Class PQ, 6.500%, 10/16/24	697
208	Series 1999-4, Class ZB, 6.000%, 02/20/29	234
6	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	7
101	Series 2000-9, Class Z, 8.000%, 06/20/30	120
489	Series 2000-9, Class ZJ, 8.500%, 02/16/30	580
360	Series 2000-10, Class ZP, 7.500%, 02/16/30	413
207	Series 2000-12, Class ST, HB, IF, 38.558%, 02/16/30	330
440	Series 2000-21, Class Z, 9.000%, 03/16/30	538
31	Series 2000-36, Class HC, 7.330%, 11/20/30	37
11	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2
724	Series 2001-21, Class PE, 6.500%, 05/16/31	829
126	Series 2001-31, Class SJ, HB, IF, 27.290%, 02/20/31	234
94	Series 2001-35, Class SA, IF, IO, 8.052%, 08/16/31	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	217

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
96	Series 2001-36, Class S, IF, IO, 7.852%, 08/16/31	32
1	Series 2001-53, Class SR, IF, IO, 7.947%, 10/20/31	—	(h)
30	Series 2001-55, Class SF, HB, IF, 25.569%, 11/20/31	54
412	Series 2002-4, Class TD, 7.000%, 01/20/32	494
310	Series 2002-24, Class Z, 8.500%, 04/16/32	355
380	Series 2002-24, Class AG, IF, IO, 7.752%, 04/16/32	87
100	Series 2002-24, Class SB, IF, 11.629%, 04/16/32	129
664	Series 2002-31, Class SE, IF, IO, 7.302%, 04/16/30	131
26	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	30
218	Series 2002-40, Class UK, 6.500%, 06/20/32	257
69	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	87
128	Series 2002-45, Class QE, 6.500%, 06/20/32	150
153	Series 2002-47, Class PG, 6.500%, 07/16/32	180
73	Series 2002-70, Class PS, IF, IO, 7.497%, 08/20/32	4
746	Series 2003-11, Class SK, IF, IO, 7.502%, 02/16/33	136
199	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	1
18	Series 2003-24, Class PO, PO, 03/16/33	16
629	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	133
357	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	12
2,193	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,445
47	Series 2003-90, Class PO, PO, 10/20/33	41
653	Series 2003-112, Class SA, IF, IO, 6.352%, 12/16/33	137
930	Series 2003-112, Class TS, IF, IO, 6.747%, 10/20/32	33
151	Series 2004-28, Class S, IF, 19.119%, 04/16/34	215
240	Series 2004-46, Class AO, PO, 06/20/34	217
66	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	74
130	Series 2004-73, Class AE, IF, 14.448%, 08/17/34	159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
2,196	Series 2004-73, Class JL, IF, IO, 6.352%, 09/16/34	437
73	Series 2004-85, Class PO, PO, 01/17/33	73
786	Series 2004-90, Class SI, IF, IO, 5.897%, 10/20/34	124
204	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	221
596	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	44
132	Series 2005-35, Class FL, VAR, 0.553%, 03/20/32	133
2,600	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	494
329	Series 2005-68, Class DP, IF, 15.958%, 06/17/35	441
1,584	Series 2005-68, Class KI, IF, IO, 6.097%, 09/20/35	251
1,723	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,939
640	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	127
278	Series 2006-16, Class OP, PO, 03/20/36	254
185	Series 2006-22, Class AO, PO, 05/20/36	169
171	Series 2006-34, Class PO, PO, 07/20/36	155
622	Series 2006-38, Class SW, IF, IO, 6.297%, 06/20/36	70
243	Series 2006-59, Class SD, IF, IO, 6.497%, 10/20/36	45
1,479	Series 2007-17, Class JI, IF, IO, 6.612%, 04/16/37	301
203	Series 2007-17, Class JO, PO, 04/16/37	187
130	Series 2007-25, Class FN, VAR, 0.498%, 05/16/37	131
822	Series 2007-26, Class SC, IF, IO, 5.997%, 05/20/37	130
123	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	4
40	Series 2007-28, Class BO, PO, 05/20/37	37
703	Series 2007-31, Class AO, PO, 05/16/37	648
45	Series 2007-36, Class HO, PO, 06/16/37	41
902	Series 2007-36, Class SE, IF, IO, 6.272%, 06/16/37	148
1,198	Series 2007-36, Class SG, IF, IO, 6.267%, 06/20/37	199
788	Series 2007-40, Class SD, IF, IO, 6.547%, 07/20/37	139
788	Series 2007-42, Class SB, IF, IO, 6.547%, 07/20/37	141

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
320	Series 2007-45, Class QA, IF, IO, 6.437%, 07/20/37	56
576	Series 2007-50, Class AI, IF, IO, 6.572%, 08/20/37	93
116	Series 2007-53, Class SW, IF, 19.597%, 09/20/37	158
888	Series 2007-57, Class PO, PO, 03/20/37	841
549	Series 2007-71, Class SB, IF, IO, 6.497%, 07/20/36	35
1,780	Series 2007-74, Class SL, IF, IO, 6.342%, 11/16/37	355
613	Series 2007-76, Class SA, IF, IO, 6.327%, 11/20/37	108
936	Series 2007-79, Class SY, IF, IO, 6.347%, 12/20/37	160
122	Series 2008-1, Class PO, PO, 01/20/38	111
489	Series 2008-2, Class MS, IF, IO, 6.962%, 01/16/38	101
344	Series 2008-10, Class S, IF, IO, 5.627%, 02/20/38	50
1,453	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	312
248	Series 2008-20, Class PO, PO, 09/20/37	237
240	Series 2008-29, Class PO, PO, 02/17/33	232
772	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	93
306	Series 2008-33, Class XS, IF, IO, 7.502%, 04/16/38	73
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,609
785	Series 2008-36, Class SH, IF, IO, 6.097%, 04/20/38	127
2,615	Series 2008-40, Class SA, IF, IO, 6.202%, 05/16/38	482
418	Series 2008-55, Class SA, IF, IO, 5.997%, 06/20/38	64
231	Series 2008-60, Class PO, PO, 01/20/38	228
2,317	Series 2008-62, Class SA, IF, IO, 5.947%, 07/20/38	405
383	Series 2008-64, Class ED, 6.500%, 04/20/28	446
169	Series 2008-71, Class SC, IF, IO, 5.797%, 08/20/38	24
630	Series 2008-93, Class AS, IF, IO, 5.497%, 12/20/38	90
1,655	Series 2008-95, Class DS, IF, IO, 7.097%, 12/20/38	317
463	Series 2008-96, Class SL, IF, IO, 5.797%, 12/20/38	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
610	Series 2009-6, Class SA, IF, IO, 5.902%, 02/16/39	94
978	Series 2009-10, Class SA, IF, IO, 5.747%, 02/20/39	137
709	Series 2009-10, Class SL, IF, IO, 6.302%, 03/16/34	48
3,076	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	542
568	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	133
646	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	117
472	Series 2009-24, Class DS, IF, IO, 6.097%, 03/20/39	39
405	Series 2009-25, Class SE, IF, IO, 7.397%, 09/20/38	83
238	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	42
530	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	106
1,240	Series 2009-42, Class SC, IF, IO, 5.877%, 06/20/39	182
626	Series 2009-43, Class SA, IF, IO, 5.747%, 06/20/39	91
1,166	Series 2009-64, Class SN, IF, IO, 5.902%, 07/16/39	145
255	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	34
979	Series 2009-67, Class SA, IF, IO, 5.852%, 08/16/39	165
1,572	Series 2009-72, Class SM, IF, IO, 6.052%, 08/16/39	237
541	Series 2009-79, Class OK, PO, 11/16/37	464
2,064	Series 2009-102, Class SM, IF, IO, 6.202%, 06/16/39	192
1,119	Series 2009-104, Class AB, 7.000%, 08/16/39	1,271
1,810	Series 2009-106, Class AS, IF, IO, 6.202%, 11/16/39	307
2,046	Series 2009-106, Class ST, IF, IO, 5.797%, 02/20/38	341
1,727	Series 2009-121, Class VA, 5.500%, 11/20/20	1,834
212	Series 2010-14, Class AO, PO, 12/20/32	205
275	Series 2010-14, Class BO, PO, 11/20/35	252
1,977	Series 2010-14, Class CO, PO, 08/20/35	1,810
1,012	Series 2010-14, Class QP, 6.000%, 12/20/39	1,066

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	219

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,175	Series 2010-41, Class WA, VAR, 5.822%, 10/20/33	2,468
1,080	Series 2010-103, Class WA, VAR, 5.734%, 08/20/34	1,220
1,238	Series 2010-129, Class AW, VAR, 6.114%, 04/20/37	1,393
1,101	Series 2010-130, Class CP, 7.000%, 10/16/40	1,302
3,463	Series 2010-157, Class OP, PO, 12/20/40	3,061
32,473	Series 2010-H17, Class XQ, VAR, 5.237%, 07/20/60	35,675
2,985	Series 2011-22, Class WA, VAR, 5.940%, 02/20/37	3,337
3,631	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	4,117
4,825	Series 2011-137, Class WA, VAR, 5.532%, 07/20/40	5,457
3,413	Series 2011-163, Class WA, VAR, 5.847%, 12/20/38	3,893
5,965	Series 2012-24, Class WA, VAR, 5.591%, 07/20/41	6,795
6,985	Series 2012-52, Class WA, VAR, 6.137%, 04/20/38	8,068
1,738	Series 2012-59, Class WA, VAR, 5.573%, 08/20/38	1,979
9,726	Series 2012-138, Class PT, VAR, 3.955%, 11/16/42	10,017
9,137	Series 2012-141, Class WA, VAR, 4.525%, 11/16/41	9,969
9,082	Series 2012-141, Class WB, VAR, 3.984%, 09/16/42	9,525
5,732	Series 2012-141, Class WC, VAR, 3.750%, 01/20/42	6,012
20,889	Series 2012-H10, Class FA, VAR, 0.738%, 12/20/61	20,957
5,964	Series 2012-H15, Class FA, VAR, 0.638%, 05/20/62	5,974
5,327	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,393
17,344	Series 2012-H21, Class CF, VAR, 0.888%, 05/20/61	17,410
18,206	Series 2012-H21, Class DF, VAR, 0.838%, 05/20/61	18,200
8,695	Series 2012-H22, Class FD, VAR, 0.658%, 01/20/61	8,701
8,592	Series 2012-H24, Class FA, VAR, 0.638%, 03/20/60	8,608
8,924	Series 2012-H24, Class FD, VAR, 0.778%, 09/20/62	8,949

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
5,260	Series 2012-H24, Class FG, VAR, 0.618%, 04/20/60	5,260
7,464	Series 2012-H26, Class JA, VAR, 0.738%, 10/20/61	7,481
13,746	Series 2012-H26, Class MA, VAR, 0.738%, 07/20/62	13,773
7,006	Series 2012-H27, Class FB, VAR, 0.688%, 10/20/62	7,014
9,864	Series 2012-H28, Class FA, VAR, 0.768%, 09/20/62	9,847
3,179	Series 2012-H30, Class JA, VAR, 0.668%, 01/20/60	3,185
3,178	Series 2012-H30, Class PA, VAR, 0.638%, 11/20/59	3,183
9,279	Series 2012-H31, Class FD, VAR, 0.528%, 12/20/62	9,240
3,527	Series 2013-26, Class AK, VAR, 4.666%, 09/20/41	3,813
4,270	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	4,675
1,398	Series 2013-75, Class WA, VAR, 5.227%, 06/20/40	1,562
11,397	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,398
5,042	Series 2013-H01, Class JA, VAR, 0.508%, 01/20/63	4,995
5,908	Series 2013-H01, Class TA, VAR, 0.688%, 01/20/63	5,915
739	Series 2013-H02, Class HF, VAR, 0.488%, 11/20/62	739
4,116	Series 2013-H03, Class FA, VAR, 0.488%, 08/20/60	4,116
15,148	Series 2013-H04, Class BA, 1.650%, 02/20/63	15,149
3,803	Series 2013-H04, Class SA, VAR, 0.608%, 02/20/63	3,792
1,762	Series 2013-H05, Class FB, VAR, 0.588%, 02/20/62	1,762
2,495	Series 2013-H07, Class GA, VAR, 0.658%, 03/20/63	2,488
6,646	Series 2013-H07, Class HA, VAR, 0.598%, 03/20/63	6,609
12,957	Series 2013-H07, Class JA, 1.750%, 03/20/63	13,023
4,508	Series 2013-H07, Class MA, VAR, 0.738%, 04/20/62	4,519
2,297	Series 2013-H08, Class BF, VAR, 0.588%, 03/20/63	2,283

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,936	Series 2013-H08, Class FC, VAR, 0.638%, 02/20/63	4,943
5,643	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,639
3,521	Series 2014-188, Class W, VAR, 4.692%, 10/20/41	3,842
1,272	Series 2014-H17, Class FC, VAR, 0.688%, 07/20/64	1,269
2,472	Series 2015-91, Class W, VAR, 5.245%, 05/20/40	2,750
	Vendee Mortgage Trust,
3,163	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,580
459	Series 1996-1, Class 1Z, 6.750%, 02/15/26	523
254	Series 1996-2, Class 1Z, 6.750%, 06/15/26	292
510	Series 1997-1, Class 2Z, 7.500%, 02/15/27	598
373	Series 1998-1, Class 2E, 7.000%, 03/15/28	445

		832,319

	Non-Agency CMO — 11.5%
	Ajax Mortgage Loan Trust,
4,163	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	4,122
1,947	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	1,937
1,335	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	1,332
1,030	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	1,031
	Alternative Loan Trust,
470	Series 2002-11, Class M, 6.500%, 10/25/32	459
169	Series 2003-6T2, Class A6, 5.500%, 06/25/33	171
1,780	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,793
37	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	38
998	Series 2005-1CB, Class 1A6, IF, IO, 6.901%, 03/25/35	208
4,929	Series 2005-20CB, Class 3A8, IF, IO, 4.551%, 07/25/35	606
3,477	Series 2005-22T1, Class A2, IF, IO, 4.871%, 06/25/35	523
153	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	123
6,673	Series 2005-37T1, Class A2, IF, IO, 4.851%, 09/25/35	1,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
7,088	Series 2005-54CB, Class 1A2, IF, IO, 4.651%, 11/25/35	797
34	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	34
1,190	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,088
817	Series 2005-57CB, Class 3A2, IF, IO, 4.901%, 12/25/35	109
539	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	509
674	Series 2005-86CB, Class A11, 5.500%, 02/25/36	618
1,641	Series 2005-J1, Class 1A4, IF, IO, 4.901%, 02/25/35	139
18,047	Series 2006-7CB, Class 1A2, IF, IO, 5.101%, 05/25/36	2,770
721	Series 2006-26CB, Class A9, 6.500%, 09/25/36	629
	American General Mortgage Loan Trust,
289	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	298
1,583	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,600
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	932
	ASG Resecuritization Trust,
306	Series 2009-1, Class A60, VAR, 5.629%, 06/26/37 (e)	303
511	Series 2009-2, Class G60, VAR, 4.822%, 05/24/36 (e)	511
1,367	Series 2009-3, Class A65, VAR, 2.093%, 03/26/37 (e)	1,361
415	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	417
247	Series 2010-1, Class A85, VAR, 0.591%, 02/27/36 (e)	241
2,372	Series 2010-2, Class A60, VAR, 1.799%, 01/28/37 (e)	2,339
639	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	589
1,468	Series 2011-1, Class 3A50, VAR, 2.559%, 11/28/35 (e)	1,443
108	Series 2011-2, Class A48S, HB, IF, 23.502%, 02/28/36 (e)	129
	Banc of America Alternative Loan Trust,
143	Series 2003-3, Class APO, PO, 05/25/33	116
457	Series 2003-7, Class 2A4, 5.000%, 09/25/18	462

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	221

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
662	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	689
205	Series 2003-11, Class PO, PO, 01/25/34	178
392	Series 2003-11, Class 2A1, 6.000%, 01/25/34	408
490	Series 2004-1, Class 1A1, 6.000%, 02/25/34	520
81	Series 2004-1, Class 5A1, 5.500%, 02/25/19	82
2,161	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	471
1,839	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	413
	Banc of America Funding Trust,
150	Series 2004-1, Class PO, PO, 03/25/34	124
558	Series 2004-3, Class 1A1, 5.500%, 10/25/34	584
410	Series 2004-C, Class 1A1, VAR, 2.862%, 12/20/34	406
624	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	106
140	Series 2005-4, Class 30PO, PO, 08/25/35	114
410	Series 2005-6, Class 2A7, 5.500%, 10/25/35	404
53	Series 2005-7, Class 30PO, PO, 11/25/35	43
228	Series 2005-8, Class 30PO, PO, 01/25/36	159
1,215	Series 2005-E, Class 4A1, VAR, 2.733%, 03/20/35	1,210
820	Series 2010-R11A, Class 1A6, VAR, 5.189%, 08/26/35 (e)	828
	Banc of America Mortgage Trust,
511	Series 2003-3, Class 1A7, 5.500%, 05/25/33	526
88	Series 2003-3, Class 2A1, VAR, 0.749%, 05/25/18	86
145	Series 2003-6, Class 2A1, VAR, 0.649%, 08/25/18	144
133	Series 2003-8, Class 2A5, 5.000%, 11/25/18	135
84	Series 2003-8, Class APO, PO, 11/25/33	69
87	Series 2003-9, Class 1A2, PO, 12/25/33	78
538	Series 2003-A, Class 4A1, VAR, 2.622%, 02/25/33	533
165	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	167
860	Series 2003-E, Class 2A2, VAR, 2.822%, 06/25/33	864

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,021	Series 2003-J, Class 3A2, VAR, 2.737%, 11/25/33	1,024
507	Series 2004-3, Class 15IO, IO, VAR, 0.000%, 04/25/19	2
429	Series 2004-3, Class 1A26, 5.500%, 04/25/34	436
82	Series 2004-4, Class APO, PO, 05/25/34	71
5,345	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	7
833	Series 2004-6, Class 1A3, 5.500%, 05/25/34	846
68	Series 2004-6, Class APO, PO, 07/25/34	60
31	Series 2004-9, Class 3A1, 6.500%, 09/25/32	32
548	Series 2004-C, Class 2A2, VAR, 2.691%, 04/25/34	553
552	Series 2004-J, Class 3A1, VAR, 2.874%, 11/25/34	542
	BCAP LLC Trust,
398	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	407
2,000	Series 2009-RR14, Class 3A2, VAR, 2.494%, 08/26/35 (e)	1,999
508	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	538
316	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	315
527	Series 2010-RR12, Class 4A5, VAR, 2.617%, 10/26/36 (e)	522
1,185	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	1,205
423	Series 2010-RR7, Class 1A5, VAR, 2.673%, 04/26/35 (e)	417
3,852	Series 2010-RR7, Class 2A1, VAR, 2.169%, 07/26/45 (e)	3,859
184	Series 2010-RR7, Class 16A1, VAR, 0.868%, 02/26/47 (e)	184
111	Series 2010-RR8, Class 3A3, VAR, 2.738%, 05/26/35 (e)	111
1,500	Series 2010-RR8, Class 3A4, VAR, 2.738%, 05/26/35 (e)	1,435
280	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	281
486	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	490
1,762	Series 2011-RR10, Class 2A1, VAR, 1.074%, 09/26/37 (e)	1,693
1,507	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,524

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,072	Series 2011-RR5, Class 11A3, VAR, 0.341%, 05/28/36 (e)	1,057
1,197	Series 2012-RR1, Class 5A1, VAR, 0.614%, 07/26/37 (e)	1,273
3,520	Series 2012-RR10, Class 1A1, VAR, 0.421%, 02/26/37 (e)	3,401
2,672	Series 2012-RR10, Class 3A1, VAR, 0.381%, 05/26/36 (e)	2,554
1,108	Series 2012-RR2, Class 1A1, VAR, 0.357%, 08/26/36 (e)	1,094
1,851	Series 2012-RR3, Class 2A5, VAR, 2.055%, 05/26/37 (e)	1,853
1,223	Series 2012-RR4, Class 8A3, VAR, 0.417%, 06/26/47 (e)	1,179
901	Series 2015-RR4, Class 1A1, VAR, 1.189%, 09/11/38 (e)	846
478	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.699%, 03/25/35	469
	Bear Stearns ARM Trust,
371	Series 2003-4, Class 3A1, VAR, 2.439%, 07/25/33	372
184	Series 2003-7, Class 3A, VAR, 2.503%, 10/25/33	184
538	Series 2004-1, Class 12A1, VAR, 2.754%, 04/25/34	534
222	Series 2004-2, Class 14A, VAR, 3.049%, 05/25/34	221
1,043	Series 2005-5, Class A1, VAR, 2.320%, 08/25/35	1,053
1,742	Series 2006-1, Class A1, VAR, 2.360%, 02/25/36	1,729
725	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	755
82	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	74
	Chase Mortgage Finance Trust,
241	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	244
3,227	Series 2007-A1, Class 1A3, VAR, 2.595%, 02/25/37	3,184
295	Series 2007-A1, Class 2A1, VAR, 2.665%, 02/25/37	296
334	Series 2007-A1, Class 7A1, VAR, 2.584%, 02/25/37	335
798	Series 2007-A1, Class 9A1, VAR, 2.628%, 02/25/37	791

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
740	Series 2007-A2, Class 2A1, VAR, 2.558%, 07/25/37	746
	CHL Mortgage Pass-Through Trust,
409	Series 2002-36, Class A22, 6.000%, 01/25/33	418
20	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	20
89	Series 2004-3, Class PO, PO, 04/25/34	79
379	Series 2004-3, Class A26, 5.500%, 04/25/34	398
1,086	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,129
132	Series 2004-7, Class 2A1, VAR, 2.499%, 06/25/34	129
603	Series 2004-13, Class 1A4, 5.500%, 08/25/34	626
204	Series 2004-HYB1, Class 2A, VAR, 2.519%, 05/20/34	195
835	Series 2004-HYB3, Class 2A, VAR, 2.293%, 06/20/34	793
580	Series 2004-HYB6, Class A3, VAR, 2.479%, 11/20/34	556
115	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	117
287	Series 2005-16, Class A23, 5.500%, 09/25/35	281
1,521	Series 2005-22, Class 2A1, VAR, 2.486%, 11/25/35	1,290
3,978	Series 2007-4, Class 1A52, IF, IO, 5.201%, 05/25/37	623
89	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	76
	Citigroup Mortgage Loan Trust,
1,580	Series 2008-AR4, Class 1A1A, VAR, 2.721%, 11/25/38 (e)	1,577
1,067	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,119
919	Series 2009-10, Class 1A1, VAR, 2.468%, 09/25/33 (e)	930
851	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	884
934	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	961
236	Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	235
3,012	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	3,065

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	223

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
745	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58	724
	Citigroup Mortgage Loan Trust, Inc.,
205	Series 2003-1, Class 2A5, 5.250%, 10/25/33	209
99	Series 2003-1, Class PO3, PO, 09/25/33	88
19	Series 2003-1, Class WA2, 6.500%, 06/25/31	20
23	Series 2003-1, Class WPO2, PO, 06/25/31	20
38	Series 2003-UP3, Class A3, 7.000%, 09/25/33	39
67	Series 2003-UST1, Class A1, 5.500%, 12/25/18	67
9	Series 2003-UST1, Class PO1, PO, 12/25/18	9
6	Series 2003-UST1, Class PO3, PO, 12/25/18	6
315	Series 2004-UST1, Class A3, VAR, 2.219%, 08/25/34	316
212	Series 2004-UST1, Class A6, VAR, 2.258%, 08/25/34	203
263	Series 2005-1, Class 2A1A, VAR, 2.641%, 04/25/35	207
625	Series 2005-2, Class 2A11, 5.500%, 05/25/35	651
755	Series 2005-5, Class 1A2, VAR, 2.807%, 08/25/35	549
2,889	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	2,924
	Credit Suisse First Boston Mortgage Securities Corp.,
927	Series 2003-1, Class DB1, VAR, 6.706%, 02/25/33	937
333	Series 2003-21, Class 1A4, 5.250%, 09/25/33	344
1,222	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,247
565	Series 2003-27, Class 5A4, 5.250%, 11/25/33	576
548	Series 2003-29, Class 1A1, 6.500%, 12/25/33	568
363	Series 2003-29, Class 5A1, 7.000%, 12/25/33	384
682	Series 2003-AR15, Class 3A1, VAR, 2.881%, 06/25/33	678
605	Series 2004-4, Class 2A4, 5.500%, 09/25/34	660
341	Series 2004-5, Class 3A1, 5.250%, 08/25/19	349
721	Series 2004-8, Class 1A4, 5.500%, 12/25/34	780

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,585	Series 2004-AR2, Class 2A1, VAR, 2.529%, 03/25/34	1,589
1,766	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	392
1,286	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	189
749	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	768
	CSMC,
12,041	Series 2010-11R, Class A6, VAR, 1.187%, 06/28/47 (e)	11,607
634	Series 2011-6R, Class 3A1, VAR, 2.845%, 07/28/36 (e)	638
351	Series 2011-9R, Class A1, VAR, 2.189%, 03/27/46 (e)	351
1,164	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	1,171
1,713	Series 2012-3R, Class 1A1, VAR, 2.375%, 07/27/37 (e)	1,707
	CSMC Trust,
783	Series 2010-16, Class A3, VAR, 3.825%, 06/25/50 (e)	786
1,006	Series 2012-2R, Class 2A1, VAR, 2.453%, 03/27/47 (e)	994
364	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.807%, 02/25/20	374
	First Horizon Alternative Mortgage Securities Trust,
1,008	Series 2004-AA4, Class A1, VAR, 2.238%, 10/25/34	997
25	Series 2005-AA5, Class 1A2, VAR, 2.259%, 07/25/35	—	(h)
534	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	477
6,983	Series 2007-FA4, Class 1A2, IF, IO, 5.451%, 08/25/37	1,436
	First Horizon Mortgage Pass-Through Trust,
226	Series 2004-AR2, Class 2A1, VAR, 2.747%, 05/25/34	224
410	Series 2004-AR7, Class 2A2, VAR, 2.587%, 02/25/35	411
834	Series 2005-AR1, Class 2A2, VAR, 2.617%, 04/25/35	832
	GMACM Mortgage Loan Trust,
365	Series 2003-AR1, Class A4, VAR, 2.639%, 10/19/33	361

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,427	Series 2003-AR2, Class 2A4, VAR, 2.828%, 12/19/33	1,399
369	Series 2003-J7, Class A7, 5.000%, 11/25/33	371
52	Series 2003-J7, Class A10, 5.500%, 11/25/33	54
63	Series 2003-J8, Class A, 5.250%, 12/25/33	66
575	Series 2004-J1, Class A20, 5.500%, 04/25/34	586
1,196	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,264
292	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	300
2,406	Series 2005-AR3, Class 3A4, VAR, 2.944%, 06/19/35	2,371
	GSMPS Mortgage Loan Trust,
467	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	484
226	Series 2004-4, Class 1AF, VAR, 0.599%, 06/25/34 (e)	197
451	Series 2005-RP2, Class 1AF, VAR, 0.549%, 03/25/35 (e)	395
2,686	Series 2005-RP3, Class 1AF, VAR, 0.549%, 09/25/35 (e)	2,286
1,221	Series 2005-RP3, Class 1AS, IO, VAR, 4.657%, 09/25/35 (e)	155
2,573	Series 2006-RP2, Class 1AS2, IF, IO, 5.837%, 04/25/36 (e)	314
	GSR Mortgage Loan Trust,
142	Series 2003-13, Class 1A1, VAR, 2.668%, 10/25/33	143
72	Series 2003-6F, Class A2, VAR, 0.599%, 09/25/32	68
600	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	617
60	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	70
996	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,028
1,355	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,404
400	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	414
168	Series 2005-5F, Class 8A3, VAR, 0.699%, 06/25/35	163
1,835	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,913
321	Series 2006-1F, Class 1AP, PO, 02/25/36	245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
4,712	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,232
1,332	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,315
3,804	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	3,752
174	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.979%, 04/25/35	151
764	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	778
863	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.549%, 08/25/36	853
230	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 2.636%, 03/25/36	180
	JP Morgan Mortgage Trust,
366	Series 2004-A3, Class 4A1, VAR, 2.714%, 07/25/34	375
231	Series 2004-A4, Class 1A1, VAR, 2.783%, 09/25/34	236
94	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	98
717	Series 2005-A1, Class 3A4, VAR, 2.646%, 02/25/35	732
1,187	Series 2006-A2, Class 4A1, VAR, 2.719%, 08/25/34	1,191
984	Series 2006-A2, Class 5A2, VAR, 2.478%, 11/25/33	987
1,780	Series 2006-A2, Class 5A3, VAR, 2.478%, 11/25/33	1,785
379	Series 2006-A3, Class 6A1, VAR, 2.723%, 08/25/34	380
440	Series 2007-A1, Class 5A2, VAR, 2.596%, 07/25/35	447
803	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	839
142	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.935%, 08/26/35 (e)	141
11	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	11
	Lehman Mortgage Trust,
544	Series 2006-2, Class 1A1, VAR, 5.965%, 04/25/36	508
398	Series 2007-6, Class 1A8, 6.000%, 07/25/37	361
819	Series 2008-2, Class 1A6, 6.000%, 03/25/38	662

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	LVII Resecuritization Trust,
207	Series 2009-2, Class M3, VAR, 4.724%, 09/27/37 (e)	208
120	Series 2009-3, Class M3, VAR, 5.191%, 11/27/37 (e)	120
1,377	Series 2009-3, Class M4, VAR, 5.191%, 11/27/37 (e)	1,383
	MASTR Adjustable Rate Mortgages Trust,
158	Series 2004-3, Class 4A2, VAR, 2.336%, 04/25/34	148
40	Series 2004-4, Class 2A1, VAR, 2.013%, 05/25/34	36
321	Series 2004-13, Class 2A1, VAR, 2.684%, 04/21/34	323
1,568	Series 2004-13, Class 3A7, VAR, 2.757%, 11/21/34	1,606
259	Series 2004-15, Class 3A1, VAR, 3.135%, 12/25/34	257
	MASTR Alternative Loan Trust,
276	Series 2003-4, Class 2A1, 6.250%, 06/25/33	292
214	Series 2003-8, Class 3A1, 5.500%, 12/25/33	227
247	Series 2003-8, Class 5A1, 5.000%, 11/25/18	256
109	Series 2003-9, Class 8A1, 6.000%, 01/25/34	110
88	Series 2004-1, Class 30PO, PO, 02/25/34	74
403	Series 2004-3, Class 2A1, 6.250%, 04/25/34	425
199	Series 2004-3, Class 30PO, PO, 04/25/34	154
191	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	44
264	Series 2004-5, Class 30PO, PO, 06/25/34	226
113	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	21
1,188	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,208
120	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	23
391	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	83
97	Series 2004-7, Class 30PO, PO, 08/25/34	75
167	Series 2004-10, Class 1A1, 4.500%, 09/25/19	170
2,073	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	521

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
	MASTR Asset Securitization Trust,
70	Series 2003-2, Class 1A1, 5.000%, 03/25/18	70
30	Series 2003-2, Class 2A1, 4.500%, 03/25/18	30
288	Series 2003-3, Class 3A18, 5.500%, 04/25/33	291
22	Series 2003-4, Class 3A2, 5.000%, 05/25/18	22
95	Series 2003-4, Class 5A1, 5.500%, 05/25/33	97
73	Series 2003-8, Class 1A1, 5.500%, 09/25/33	75
66	Series 2003-9, Class 15PO, PO, 10/25/18	62
6	Series 2003-10, Class 15PO, PO, 11/25/18	6
7	Series 2003-11, Class 15PO, PO, 12/25/18	7
155	Series 2003-12, Class 6A1, 5.000%, 12/25/33	157
46	Series 2004-1, Class 30PO, PO, 02/25/34	40
38	Series 2004-3, Class PO, PO, 03/25/34	34
46	Series 2004-4, Class 3A1, 4.500%, 04/25/19	47
40	Series 2004-8, Class PO, PO, 08/25/19	37
38	Series 2004-8, Class 1A1, 4.750%, 08/25/19	39
39	Series 2004-9, Class 5A1, 5.250%, 09/25/19	40
528	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	560
2,372	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.549%, 05/25/35 (e)	1,938
712	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	569
	Merrill Lynch Mortgage Investors Trust,
428	Series 2003-A, Class 2A2, VAR, 1.350%, 03/25/28	399
1,278	Series 2003-E, Class A1, VAR, 0.819%, 10/25/28	1,220
1,973	Series 2003-F, Class A1, VAR, 0.839%, 10/25/28	1,925
169	Series 2003-A4, Class 2A, VAR, 2.715%, 07/25/33	155
501	Series 2003-A5, Class 2A6, VAR, 2.400%, 08/25/33	506
649	Series 2004-1, Class 2A1, VAR, 2.166%, 12/25/34	652

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
752		Series 2004-D, Class A2, VAR, 1.250%, 09/25/29	724
423		Series 2004-E, Class A2A, VAR, 1.095%, 11/25/29	408
729		Series 2004-A4, Class A2, VAR, 2.560%, 08/25/34	747
83		Series 2005-A1, Class 3A, VAR, 2.429%, 12/25/34	82
—	(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
9		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	10
830		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.683%, 04/25/34	875
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 15,269.375%, 04/20/21	—	(h)
		MortgageIT Trust,
494		Series 2005-1, Class 1A1, VAR, 0.839%, 02/25/35	482
216		Series 2005-5, Class A1, VAR, 0.459%, 12/25/35	195
489		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	490
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
91		Series 2003-A1, Class A1, 5.500%, 05/25/33	94
41		Series 2003-A1, Class A2, 6.000%, 05/25/33	43
32		Series 2003-A1, Class A5, 7.000%, 04/25/33	33
7		Series 2003-A1, Class A7, 5.000%, 04/25/18	7
1,105		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.650%, 03/26/36 (e)	1,099
		Prime Mortgage Trust,
42		Series 2004-1, Class 2A3, 5.250%, 08/25/34	43
695		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	729
325		Series 2005-4, Class 2PO, PO, 10/25/35	98
449		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.483%, 05/25/35	453
		RALI Trust,
33		Series 2001-QS19, Class A2, 6.000%, 12/25/16	33

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
15	Series 2002-QS16, Class A3, IF, 16.206%, 10/25/17	15
782	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	824
193	Series 2003-QR24, Class A5, 4.000%, 07/25/33	193
18	Series 2003-QS1, Class A6, 4.250%, 01/25/33	18
81	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	4
185	Series 2003-QS12, Class A2A, IF, IO, 7.401%, 06/25/18	12
3,240	Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,076
612	Series 2003-QS13, Class A5, VAR, 0.849%, 07/25/33	569
3,634	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	83
311	Series 2003-QS14, Class A1, 5.000%, 07/25/18	315
235	Series 2003-QS18, Class A1, 5.000%, 09/25/18	239
474	Series 2003-QS19, Class A1, 5.750%, 10/25/33	499
56	Series 2003-QS3, Class A2, IF, 16.061%, 02/25/18	59
134	Series 2003-QS9, Class A3, IF, IO, 7.351%, 05/25/18	9
764	Series 2004-QA4, Class NB3, VAR, 3.805%, 09/25/34	762
230	Series 2004-QA6, Class NB2, VAR, 3.065%, 12/26/34	191
1,315	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,351
223	Series 2005-QA10, Class A31, VAR, 3.553%, 09/25/35	186
1,794	Series 2005-QA6, Class A32, VAR, 3.448%, 05/25/35	1,516
399	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	334
	RBSSP Resecuritization Trust,
814	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	876
238	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	251
372	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	378
651	Series 2009-12, Class 1A1, VAR, 5.822%, 11/25/33 (e)	683

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	227

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
665	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	671
1,309	Series 2012-3, Class 3A1, VAR, 0.341%, 09/26/36 (e)	1,254
5,733	Series 2012-6, Class 2A1, VAR, 0.351%, 10/26/36 (e)	5,552
	Residential Asset Securitization Trust,
8	Series 2002-A13, Class A4, 5.250%, 12/25/17	8
275	Series 2003-A5, Class A1, 5.500%, 06/25/33	281
144	Series 2003-A13, Class A3, 5.500%, 01/25/34	148
27	Series 2003-A14, Class A1, 4.750%, 02/25/19	28
640	Series 2004-IP2, Class 1A1, VAR, 2.492%, 12/25/34	642
4,294	Series 2005-A2, Class A4, IF, IO, 4.851%, 03/25/35	586
2,005	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	454
708	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	638
426	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	373
	RFMSI Trust,
490	Series 2003-S4, Class A4, 5.750%, 03/25/33	503
67	Series 2003-S13, Class A3, 5.500%, 06/25/33	67
47	Series 2003-S14, Class A4, PO, 07/25/18	44
120	Series 2003-S16, Class A3, 5.000%, 09/25/18	120
145	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	147
194	Series 2004-S6, Class 2A6, PO, 06/25/34	166
498	Series 2005-SA4, Class 1A1, VAR, 2.832%, 09/25/35	416
	RFSC Trust,
2	Series 2002-RM1, Class API, PO, 12/25/17	2
15	Series 2003-RM2, Class AP-3, PO, 05/25/33	14
	Salomon Brothers Mortgage Securities VII, Inc.,
631	Series 2003-HYB1, Class A, VAR, 2.501%, 09/25/33	639
9	Series 2003-UP2, Class PO1, PO, 12/25/18	8
	Sequoia Mortgage Trust,
894	Series 2003-1, Class 1A, VAR, 0.963%, 04/20/33	856

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
1,198	Series 2004-8, Class A1, VAR, 0.903%, 09/20/34	1,140
1,242	Series 2004-8, Class A2, VAR, 1.269%, 09/20/34	1,201
3,348	Series 2004-9, Class A1, VAR, 0.883%, 10/20/34	3,196
1,075	Series 2004-10, Class A1A, VAR, 0.823%, 11/20/34	1,028
	Springleaf Mortgage Loan Trust,
3,270	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	3,270
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,085
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,417
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	947
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	439
3,574	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	3,570
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,651
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,806
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,276
2,052	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,053
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,511
613	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.357%, 06/25/34	611
	Structured Asset Mortgage Investments II Trust,
1,378	Series 2004-AR5, Class 1A1, VAR, 0.865%, 10/19/34	1,318
2,411	Series 2005-AR5, Class A3, VAR, 0.455%, 07/19/35	2,300
1,954	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.800%, 12/25/33	1,960
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
195	Series 2003-32, Class 1A1, VAR, 5.536%, 11/25/33	201
573	Series 2003-34A, Class 3A3, VAR, 2.515%, 11/25/33	567

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
558	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	570
233	Series 2003-33H, Class 1APO, PO, 10/25/33	215
1,456	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,496
221	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	224
	Thornburg Mortgage Securities Trust,
111	Series 2003-4, Class A1, VAR, 0.839%, 09/25/43	107
114	Series 2004-1, Class II2A, VAR, 1.456%, 03/25/44	111
	WaMu Mortgage Pass-Through Certificates Trust,
19	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	19
682	Series 2003-AR7, Class A7, VAR, 2.415%, 08/25/33	685
545	Series 2003-AR8, Class A, VAR, 2.489%, 08/25/33	559
491	Series 2003-AR9, Class 2A, VAR, 2.524%, 09/25/33	488
1,935	Series 2003-AR9, Class 1A6, VAR, 2.468%, 09/25/33	1,958
1,390	Series 2003-AR11, Class A6, VAR, 2.430%, 10/25/33	1,408
600	Series 2003-S1, Class A5, 5.500%, 04/25/33	620
166	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	172
37	Series 2003-S7, Class A1, 4.500%, 08/25/18	37
140	Series 2003-S8, Class A6, 4.500%, 09/25/18	141
41	Series 2003-S9, Class P, PO, 10/25/33	32
1,408	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,445
125	Series 2004-AR3, Class A1, VAR, 2.464%, 06/25/34	127
849	Series 2004-AR3, Class A2, VAR, 2.464%, 06/25/34	859
448	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	456
136	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	139
237	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	248

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
2,168	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	2,267
177	Series 2006-AR10, Class 2P, VAR, 2.422%, 09/25/36	156
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
181	Series 2005-1, Class 1A1, 5.500%, 03/25/35	182
6,916	Series 2005-2, Class 1A4, IF, IO, 4.851%, 04/25/35	1,018
113	Series 2005-4, Class DP, PO, 06/25/20	109
893	Series 2005-4, Class CB7, 5.500%, 06/25/35	819
814	Series 2005-6, Class 2A4, 5.500%, 08/25/35	778
9,151	Series 2005-11, Class A4, IF, IO, 4.751%, 01/25/36	1,444
	Washington Mutual MSC Mortgage Pass-Through Certificates,
439	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	478
34	Series 2004-RA4, Class 1P, PO, 04/25/19	33
691	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	681
	Wells Fargo Mortgage-Backed Securities Trust,
1,150	Series 2003-G, Class A1, VAR, 2.615%, 06/25/33	1,161
231	Series 2003-K, Class 1A1, VAR, 2.520%, 11/25/33	232
63	Series 2003-K, Class 1A2, VAR, 2.520%, 11/25/33	64
121	Series 2004-B, Class A1, VAR, 2.492%, 02/25/34	121
1,233	Series 2004-I, Class 1A1, VAR, 2.638%, 07/25/34	1,247
2,590	Series 2004-P, Class 2A1, VAR, 2.734%, 09/25/34	2,600
85	Series 2004-Q, Class 1A3, VAR, 2.730%, 09/25/34	85
2,492	Series 2004-S, Class A1, VAR, 2.714%, 09/25/34	2,551
1,782	Series 2004-U, Class A1, VAR, 2.656%, 10/25/34	1,778
608	Series 2004-V, Class 1A1, VAR, 2.710%, 10/25/34	614
824	Series 2004-EE, Class 2A1, VAR, 2.703%, 12/25/34	829

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	229

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
103	Series 2004-EE, Class 2A2, VAR, 2.703%, 12/25/34	105
488	Series 2004-EE, Class 3A1, VAR, 2.624%, 12/25/34	492
131	Series 2005-9, Class 1APO, PO, 10/25/35	120
570	Series 2005-AR8, Class 2A1, VAR, 2.655%, 06/25/35	572
365	Series 2005-AR16, Class 2A1, VAR, 2.601%, 02/25/34	369
940	Series 2007-7, Class A7, 6.000%, 06/25/37	942
615	Series 2007-11, Class A14, 6.000%, 08/25/37	610

		292,459

	Total Collateralized Mortgage Obligations (Cost $1,088,678)	1,124,778

Commercial Mortgage-Backed Securities — 4.9%
	A10 Securitization LLC,
933	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	935
1,456	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,448
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	431
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	372
	ACRE Commercial Mortgage Trust, (Cayman Islands),
473	Series 2014-FL2, Class B, VAR, 2.248%, 08/15/31 (e)	471
673	Series 2014-FL2, Class C, VAR, 2.698%, 08/15/31 (e)	669
350	Series 2014-FL2, Class D, VAR, 3.598%, 08/15/31 (e)	349
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,119
1,000	Series 2014-520M, Class A, VAR, 4.325%, 08/15/46 (e)	1,008
2,500	Series 2014-520M, Class C, VAR, 4.354%, 08/15/46 (e)	2,319
152	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	153
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,103
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,944

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.337%, 07/15/44	1,099
1,824	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,840
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,069
	COMM Mortgage Trust,
5,871	Series 2012-CR2, Class XA, IO, VAR, 2.044%, 08/15/45	530
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,607
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.250%, 07/10/45 (e)	2,143
1,247	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	1,248
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,561
1,542	Series 2015-CR24, Class A5, 3.696%, 08/10/48	1,581
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,607
525	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.137%, 11/17/26 (e)	525
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 6.014%, 07/10/38	718
1,975	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	2,003
5,000	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series KPLB, Class A, 2.770%, 05/25/25	4,937
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, 3.320%, 02/25/23	2,682
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,217
857	Series K038, Class A2, 3.389%, 03/25/24	896
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,009
	Government National Mortgage Association,
1,946	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,027
1,946	Series 2014-168, Class VB, VAR, 3.497%, 06/16/47	2,046
2,797	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,838

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.438%, 06/05/31 (e)	913
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,474
18,856	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.766%, 11/10/39 (e)	83
	JP Morgan Chase Commercial Mortgage Securities Trust,
76,300	Series 2006-CB15, Class X1, IO, VAR, 0.414%, 06/12/43	133
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	599
989	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,044
18,973	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.577%, 05/25/39 (e)	415
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,783
	LB-UBS Commercial Mortgage Trust,
34,229	Series 2006-C1, Class XCL, IO, VAR, 0.564%, 02/15/41 (e)	39
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	2,018
814	Series 2007-C2, Class A3, 5.430%, 02/15/40	851
925	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	979
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,044
	Morgan Stanley Capital I Trust,
248	Series 2007-T27, Class A4, VAR, 5.825%, 06/11/42	265
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,287
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,539
	Morgan Stanley Re-REMIC Trust,
4,140	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	4,130
5,070	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	5,062
2,200	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,959
5,668	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	5,691
504	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.191%, 08/25/29 (e)	509

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	PFP III Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.644%, 07/14/34 (e)	345
704	Series 2015-2, Class C, VAR, 3.444%, 07/14/34 (e)	704
487	Series 2015-2, Class D, VAR, 4.194%, 07/14/34 (e)	487
1,307	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.448%, 12/15/31 (e)	1,304
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,128
1,352	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,377
981	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.187%, 08/15/32 (e)	981
1,348	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	1,347
7,496	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.429%, 05/10/45 (e)	786
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,102
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,342
14,833	Series 2012-C2, Class XA, IO, VAR, 1.885%, 05/10/63 (e)	1,018
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	863
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,996
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,649
	Wachovia Bank Commercial Mortgage Trust,
136	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	136
88,802	Series 2006-C24, Class XC, IO, VAR, 0.258%, 03/15/45 (e)	27
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	3,020
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,489
1,474	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,474

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	231

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,355
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,244
750	Series 2013-C11, Class D, VAR, 4.320%, 03/15/45 (e)	715

	Total Commercial Mortgage-Backed Securities (Cost $123,500)	124,210

Mortgage Pass-Through Securities — 38.3%
	Federal Home Loan Mortgage Corp.,
172	ARM, 1.936%, 05/01/37	181
203	ARM, 2.077%, 08/01/36	214
191	ARM, 2.100%, 10/01/36	202
345	ARM, 2.145%, 10/01/36	364
195	ARM, 2.204%, 11/01/36	208
114	ARM, 2.209%, 03/01/35	120
306	ARM, 2.240%, 11/01/36	327
52	ARM, 2.276%, 02/01/37	56
720	ARM, 2.301%, 03/01/37	763
184	ARM, 2.319%, 11/01/36	196
147	ARM, 2.355%, 12/01/33	157
227	ARM, 2.359%, 03/01/36	243
186	ARM, 2.369%, 04/01/34	197
214	ARM, 2.375%, 01/01/35	227
116	ARM, 2.411%, 09/01/37	124
435	ARM, 2.412%, 11/01/36	464
20	ARM, 2.457%, 01/01/30	21
212	ARM, 2.465%, 09/01/36	226
187	ARM, 2.483%, 02/01/37	199
90	ARM, 2.488%, 10/01/37	96
204	ARM, 2.491%, 05/01/36	218
291	ARM, 2.504%, 12/01/35	310
192	ARM, 2.505%, 05/01/38	205
121	ARM, 2.566%, 12/01/36	130
473	ARM, 2.599%, 06/01/36	505
754	ARM, 2.653%, 10/01/36	810
104	ARM, 2.657%, 07/01/37	112
107	ARM, 2.660%, 02/01/37	115
257	ARM, 2.669%, 04/01/38	277
91	ARM, 2.828%, 02/01/37	98
369	ARM, 3.094%, 03/01/36	392
28	ARM, 6.335%, 10/01/36	28
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
50	4.500%, 10/01/18	52

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

65		5.000%, 12/01/18	68
483		5.500%, 06/01/17 - 12/01/22	522
424		6.000%, 06/01/17 - 03/01/22	441
168		6.500%, 02/01/17 - 03/01/22	176
54		7.000%, 03/01/17 - 07/01/17	55
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,625		4.000%, 02/01/32	1,726
1,127		5.500%, 05/01/27 - 03/01/28	1,258
348		6.000%, 12/01/22 - 02/01/24	393
751		6.500%, 05/01/22 - 01/01/28	859
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
159		4.000%, 10/01/33	169
5,159		4.500%, 05/01/41	5,628
4,236		5.000%, 08/01/40	4,665
2,780		5.500%, 01/01/33 - 03/01/40	3,120
465		6.000%, 11/01/28 - 12/01/33	530
2,486		6.500%, 05/01/24 - 03/01/38	2,891
779		7.000%, 07/01/29 - 10/01/36	924
51		7.500%, 09/01/38	63
23		8.500%, 08/01/30	24
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
828		7.500%, 01/01/32 - 12/01/36	978
376		10.000%, 10/01/30	419
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
27,611		3.500%, 10/01/32 - 06/01/43	28,858
12,574		4.000%, 09/01/32 - 10/01/42	13,487
1,172		5.500%, 02/01/18 - 12/01/35	1,267
2,210		6.000%, 02/01/33 - 04/01/36	2,431
3,302		6.500%, 11/01/36 - 10/17/38	3,718
1		7.000%, 03/01/16	1
29		10.500%, 07/20/21	31
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		7.500%, 03/01/17 - 05/01/17	3
1		8.750%, 06/01/17	1
—	(h)	12.000%, 07/01/19	—	(h)
		Federal National Mortgage Association,
440		ARM, 1.570%, 08/01/34	456
199		ARM, 1.784%, 01/01/33	208
330		ARM, 1.787%, 07/01/33	346
193		ARM, 1.808%, 10/01/34	204
417		ARM, 1.881%, 02/01/35	438
2,129		ARM, 1.892%, 01/01/35	2,232

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
203	ARM, 1.913%, 02/01/35	213
4	ARM, 1.928%, 03/01/19	4
388	ARM, 1.975%, 09/01/36	408
498	ARM, 2.048%, 05/01/35	526
231	ARM, 2.059%, 10/01/34	245
151	ARM, 2.074%, 04/01/34	159
214	ARM, 2.110%, 09/01/34	227
245	ARM, 2.117%, 11/01/37	260
297	ARM, 2.118%, 10/01/34	315
155	ARM, 2.135%, 09/01/35	166
145	ARM, 2.139%, 01/01/36	153
324	ARM, 2.147%, 11/01/33	345
156	ARM, 2.162%, 06/01/35	165
299	ARM, 2.183%, 10/01/36	319
159	ARM, 2.199%, 02/01/34	170
245	ARM, 2.214%, 10/01/34	259
98	ARM, 2.251%, 01/01/34	104
51	ARM, 2.262%, 04/01/34	52
71	ARM, 2.277%, 11/01/33	75
265	ARM, 2.296%, 08/01/36	283
213	ARM, 2.344%, 08/01/34	226
114	ARM, 2.345%, 05/01/35	121
67	ARM, 2.345%, 05/01/35	72
546	ARM, 2.350%, 07/01/37	581
173	ARM, 2.353%, 06/01/34	185
435	ARM, 2.390%, 12/01/37	465
316	ARM, 2.410%, 12/01/36 - 01/01/38	337
612	ARM, 2.414%, 04/01/35	651
209	ARM, 2.435%, 09/01/33	223
354	ARM, 2.441%, 04/01/35	377
333	ARM, 2.443%, 07/01/33	355
219	ARM, 2.446%, 11/01/36	233
234	ARM, 2.460%, 05/01/34	250
286	ARM, 2.520%, 07/01/36	304
201	ARM, 2.553%, 12/01/36	214
123	ARM, 2.561%, 07/01/37	132
186	ARM, 2.575%, 10/01/36	201
384	ARM, 2.578%, 06/01/36	409
357	ARM, 2.583%, 10/01/34	382
13	ARM, 2.602%, 09/01/27	14
4,410	ARM, 2.875%, 03/01/36	4,697
32	ARM, 3.724%, 03/01/29	34
1,005	3.300%, 07/01/30	1,011
	Federal National Mortgage Association, 15 Year, Single Family,
129	4.500%, 03/01/19	135

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

811		5.000%, 06/01/18 - 08/01/24	859
1,132		5.500%, 11/01/18 - 11/01/23	1,197
692		6.000%, 06/01/16 - 08/01/21	720
654		6.500%, 08/01/16 - 02/01/24	716
195		7.000%, 05/01/17 - 08/01/21	204
14		7.500%, 03/01/17 - 10/01/17	14
—	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 20 Year, Single Family,
7,842		3.500%, 12/01/30 - 08/01/32	8,253
3,793		4.000%, 01/01/35	4,097
312		6.000%, 09/01/29	352
879		6.500%, 05/01/22 - 12/01/27	1,010
32		7.500%, 09/01/21	35
		Federal National Mortgage Association, 30 Year, FHA/VA,
48		6.000%, 09/01/33	52
2,924		6.500%, 02/01/29 - 08/01/39	3,430
108		7.000%, 10/01/28 - 02/01/33	125
41		8.000%, 06/01/28	47
10		8.500%, 03/01/30 - 06/01/30	11
133		9.000%, 05/01/18 - 06/01/31	150
5		10.000%, 07/01/19	5
5		10.500%, 11/01/18	5
9		11.000%, 04/01/19	9
		Federal National Mortgage Association, 30 Year, Single Family,
4,838		3.500%, 03/01/43	5,030
1,852		4.000%, 08/01/33 - 04/01/34	1,985
936		4.500%, 05/01/29 - 09/01/34	1,018
1,024		5.000%, 06/01/33 - 09/01/35	1,142
3,172		5.500%, 11/01/32 - 05/01/40	3,620
3,468		6.000%, 12/01/28 - 11/01/38	3,964
2,852		6.500%, 11/01/29 - 09/01/38	3,325
3,431		7.000%, 04/01/20 - 01/01/39	4,067
2,361		7.500%, 08/01/36 - 04/01/39	2,947
591		8.000%, 03/01/27 - 10/01/36	707
81		8.500%, 12/01/27 - 02/01/30	91
—	(h)	9.000%, 04/01/26	—	(h)
6		9.500%, 07/01/28	6
4		10.000%, 02/01/24	4
		Federal National Mortgage Association, Other,
1,982		VAR, 0.567%, 03/01/25	1,982
5,000		VAR, 0.807%, 12/01/20	4,999
3,727		VAR, 0.987%, 03/01/22	3,726
115		VAR, 2.366%, 08/01/34	122

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	233

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,378	VAR, 6.070%, 11/01/18	2,525
1,980	ARM, 0.657%, 08/01/22	1,981
3,700	09/25/25 - 09/30/35 (w)	3,891
2,000	1.690%, 12/01/19	1,990
1,922	1.750%, 06/01/20	1,909
2,830	2.000%, 12/01/20	2,832
20,000	2.010%, 06/01/20	20,146
4,134	2.150%, 01/01/23	4,089
1,669	2.240%, 12/01/22	1,660
8,129	2.340%, 12/01/22 - 01/01/23	8,125
12,148	2.370%, 11/01/22 - 12/01/22	12,160
1,908	2.380%, 11/01/22	1,914
716	2.395%, 01/01/22	725
6,000	2.400%, 12/01/22 - 02/01/23	5,991
5,713	2.410%, 11/01/22	5,730
3,325	2.420%, 12/01/22	3,334
5,944	2.460%, 02/01/23	6,006
2,919	2.470%, 09/01/22 - 11/01/22	2,932
5,500	2.500%, 04/01/23	5,457
4,965	2.510%, 10/01/22 - 06/01/23	5,017
13,730	2.520%, 10/01/22 - 05/01/23	13,820
11,483	2.530%, 10/01/22 - 12/01/22	11,596
2,500	2.590%, 11/01/21	2,551
5,148	2.600%, 06/01/22	5,254
2,600	2.630%, 09/01/21 - 11/01/21	2,664
1,933	2.640%, 04/01/23	1,967
10,320	2.650%, 08/01/22 - 03/01/23	10,466
2,000	2.660%, 12/01/22	2,056
8,653	2.670%, 07/01/22	8,848
5,790	2.690%, 07/01/22	5,966
5,000	2.700%, 04/01/25	4,961
2,806	2.740%, 05/01/22	2,885
6,568	2.750%, 03/01/22 - 07/01/22	6,746
7,000	2.760%, 06/01/22	7,155
11,739	2.790%, 06/01/22 - 06/01/27	12,048
1,730	2.810%, 05/01/27	1,700
9,250	2.830%, 07/01/22 - 05/01/27	9,343
8,051	2.860%, 05/01/22 - 08/01/22	8,329
1,300	2.870%, 09/01/27	1,300
1,510	2.890%, 01/01/25	1,518
9,706	2.900%, 05/01/22 - 12/01/24	10,031
3,000	2.920%, 05/01/30	2,974
3,778	2.940%, 05/01/22	3,930
2,000	2.950%, 12/01/24	2,026
2,064	2.960%, 06/01/30	2,026
4,970	2.980%, 03/01/22 - 06/01/22	5,173

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,877	2.990%, 02/01/22 - 01/01/25	5,031
9,241	3.000%, 05/01/22 - 08/01/43	9,423
6,246	3.020%, 05/01/22 - 06/01/25	6,483
16,278	3.030%, 12/01/21 - 04/01/30	16,763
2,000	3.040%, 12/01/24	2,038
4,863	3.080%, 05/01/22 - 06/01/27	4,998
7,503	3.090%, 01/01/22	7,865
1,977	3.100%, 05/01/22	2,074
2,395	3.100%, 09/01/25 (w)	2,415
4,000	3.110%, 12/01/24	4,098
11,597	3.120%, 01/01/22 - 06/01/35	12,009
8,877	3.130%, 01/01/22 - 06/01/30	8,919
11,297	3.140%, 02/01/22 - 12/01/26	11,797
5,266	3.200%, 02/01/22 - 06/01/30	5,470
2,528	3.230%, 11/01/20	2,679
2,170	3.235%, 10/01/26	2,230
4,950	3.240%, 01/01/22	5,228
1,936	3.270%, 11/01/20	2,058
2,860	3.280%, 10/01/20	3,038
6,941	3.290%, 10/01/20 - 08/01/26	7,205
2,500	3.320%, 08/01/30	2,536
3,958	3.350%, 11/01/20	4,207
3,692	3.360%, 10/01/20	3,926
3,600	3.370%, 11/01/20	3,830
1,500	3.370%, 09/01/30	1,509
1,500	3.380%, 12/01/23	1,573
927	3.382%, 10/01/20	990
1,500	3.390%, 12/01/29	1,534
7,995	3.430%, 09/01/20 - 11/01/21	8,520
2,352	3.460%, 04/01/27	2,441
2,500	3.480%, 12/01/20	2,674
6,500	3.490%, 09/01/23	6,940
23,361	3.500%, 02/01/33 - 06/01/43	24,400
4,594	3.523%, 12/01/20	4,915
2,500	3.540%, 10/01/20	2,681
2,000	3.550%, 02/01/30	2,080
1,574	3.570%, 11/01/34	1,676
3,738	3.590%, 12/01/20 - 08/01/23	3,987
2,787	3.600%, 09/01/20	2,993
2,471	3.610%, 11/01/34	2,621
12,729	3.620%, 09/01/20	13,679
1,984	3.630%, 10/01/29	2,071
6,100	3.670%, 07/01/23	6,516
7,104	3.740%, 07/01/20 - 07/01/23	7,655
5,000	3.765%, 12/01/25	5,363
26,771	3.770%, 01/01/21 - 09/01/21	29,038

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
6,200	3.830%, 12/01/21	6,668
1,840	3.840%, 09/01/20	1,979
2,345	3.860%, 07/01/21	2,535
3,000	3.870%, 01/01/21	3,255
5,000	3.890%, 09/01/21	5,485
3,487	3.930%, 07/01/20 - 01/01/21	3,785
4,000	3.940%, 07/01/21	4,375
20,115	3.950%, 07/01/20 - 07/01/21	21,935
2,873	3.960%, 08/01/20	3,119
5,675	3.970%, 06/01/21 - 07/01/21	6,186
2,000	3.980%, 11/01/16	1,996
2,240	3.990%, 07/01/21	2,444
24,297	4.000%, 11/01/33 - 07/01/42	26,095
3,000	4.020%, 06/01/21	3,274
1,600	4.040%, 10/01/20	1,747
3,271	4.050%, 08/01/21	3,592
8,000	4.060%, 07/01/21	8,788
7,636	4.066%, 07/01/20	8,313
2,240	4.070%, 10/01/21	2,465
10,791	4.080%, 11/01/26	11,768
1,860	4.120%, 04/01/20	2,029
2,308	4.130%, 07/01/20	2,524
8,311	4.160%, 03/01/21 - 07/01/21	9,161
4,371	4.240%, 06/01/21	4,840
2,000	4.250%, 04/01/21	2,207
22,747	4.281%, 01/01/20	24,633
3,992	4.290%, 06/01/20	4,392
1,456	4.295%, 06/01/21	1,615
876	4.298%, 01/01/21	968
1,453	4.300%, 04/01/21	1,611
7,524	4.310%, 06/01/21	8,353
2,368	4.320%, 06/01/21	2,631
2,655	4.330%, 02/01/21 - 07/01/21	2,949
9,000	4.340%, 06/01/21	9,977
5,790	4.350%, 04/01/20 - 02/01/21	6,390
3,907	4.380%, 01/01/21 - 04/01/21	4,337
3,261	4.381%, 04/01/20	3,565
6,624	4.399%, 02/01/20	7,320
5,800	4.400%, 02/01/20	6,398
5,884	4.480%, 02/01/21 - 06/01/21	6,593
143	4.500%, 08/01/33	153
3,370	4.552%, 08/01/26	3,765
4,733	4.640%, 01/01/21	5,311
2,835	4.762%, 08/01/26	3,265
3,799	4.970%, 02/01/31	4,408
1,438	5.000%, 04/01/22 - 01/01/36	1,619

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,459		5.500%, 03/01/17 - 04/01/38	1,591
1,630		6.000%, 02/01/36 - 11/01/39	1,798
297		6.500%, 10/01/35 - 06/01/36	336
1,802		7.000%, 12/01/36 - 10/01/46	2,038
5		10.323%, 06/15/21	5
2		11.000%, 08/20/20	2
19		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	19
		Government National Mortgage Association II, 30 Year, Single Family,
3,068		4.250%, 12/20/44	3,341
550		5.500%, 09/20/39	615
2,769		6.000%, 08/20/39	3,148
2,066		6.500%, 10/20/33 - 01/20/39	2,407
14		7.500%, 02/20/28 - 09/20/28	17
22		8.000%, 06/20/26 - 10/20/27	27
14		8.500%, 03/20/25 - 05/20/25	16
		Government National Mortgage Association II, Other,
2,917		4.433%, 05/20/63	3,183
2,027		4.462%, 05/20/63	2,211
3,105		4.479%, 04/20/63	3,388
167		6.000%, 11/20/38	179
		Government National Mortgage Association, 15 Year, Single Family,
85		6.000%, 06/15/18	88
9		7.000%, 10/15/16	9
6		7.500%, 11/15/17	6
1		8.000%, 01/15/16	1
		Government National Mortgage Association, 30 Year, Single Family,
75		6.375%, 08/15/26	85
1,742		6.500%, 10/15/27 - 04/15/33	2,005
1,581		7.000%, 09/15/31 - 03/15/37	1,861
55		7.500%, 11/15/22 - 01/15/33	58
2		8.000%, 09/15/22	2
6		9.000%, 01/15/31	6
287		9.500%, 10/15/24	316
—	(h)	11.000%, 01/15/21	—	(h)
		Government National Mortgage Association, Other, 20 Year, Single Family,
354		6.500%, 08/15/22 - 11/15/23	404
40		7.000%, 08/15/23	43

		Total Mortgage Pass-Through Securities (Cost $941,759)	970,456

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	235

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 1.0%
	U.S. Treasury Bonds,
200	4.375%, 02/15/38	254
200	4.500%, 05/15/38	258
	U.S. Treasury Coupon STRIPS,
2,300	1.808%, 05/15/20 (n)	2,128
140	1.921%, 08/15/23 (n)	118
2,350	2.216%, 02/15/24 (n)	1,944
6,000	2.281%, 05/15/21 (n)	5,394
1,500	2.287%, 05/15/22 (n)	1,310
500	2.520%, 05/15/23 (n)	423
1,000	2.522%, 11/15/22 (n)	862
2,360	2.590%, 02/15/23 (n)	2,019
750	2.951%, 02/15/33 (n)	456
500	3.202%, 08/15/30 (n)	331
800	3.226%, 02/15/30 (n)	539
800	3.287%, 08/15/31 (n)	513
650	5.615%, 11/15/30 (n)	427
500	5.824%, 02/15/29 (n)	348
200	5.999%, 08/15/28 (n)	142
	U.S. Treasury Notes,
700	1.750%, 10/31/20	704
4,300	1.750%, 05/15/23	4,207

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,500	2.000%, 10/31/21	2,523
1,000	2.125%, 12/31/21	1,015

	Total U.S. Treasury Obligations (Cost $25,212)	25,915

Loan Assignments — 0.0% (g)
	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
555	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.250%, 06/12/17	552

	Total Loan Assignments (Cost $555)	552

SHARES
Short-Term Investment — 5.8%
	Investment Company — 5.8%
146,679	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.090% (b) (l) (Cost $146,679)	146,679

	Total Investments — 100.0% (Cost $2,467,913)	2,534,153
	Liabilities in Excess of Other Assets — 0.0% (g)	(844)

	NET ASSETS — 100.0%	$2,533,309

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.7%
6,319	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.999%, 12/27/22 (e)	6,295
2,807	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.379%, 04/25/36	2,788
	Ally Auto Receivables Trust,
458	Series 2012-2, Class A4, 1.000%, 10/17/16	458
2,171	Series 2012-4, Class A4, 0.800%, 10/16/17	2,172
535	Series 2012-5, Class A3, 0.620%, 03/15/17	535
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,201
	American Credit Acceptance Receivables Trust,
422	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	422
136	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	135
4,251	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	4,247
3,289	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	3,290
	American Express Credit Account Master Trust,
4,411	Series 2014-2, Class A, 1.260%, 01/15/20	4,420
3,502	Series 2014-3, Class A, 1.490%, 04/15/20	3,526
	AmeriCredit Automobile Receivables Trust,
4	Series 2012-4, Class A3, 0.670%, 06/08/17	4
1,538	Series 2013-5, Class A3, 0.900%, 09/10/18	1,536
603	Series 2014-1, Class A3, 0.900%, 02/08/19	601
4,507	Series 2014-2, Class A3, 0.940%, 02/08/19	4,491
8,289	Series 2015-1, Class A3, 1.260%, 11/08/19	8,272
6,827	Series 2015-2, Class A3, 1.270%, 01/08/20	6,816
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.324%, 08/25/32	49
648	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	647
8,818	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	8,796

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

9,235	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,219
	Bear Stearns Asset-Backed Securities Trust,
413	Series 2003-SD2, Class 2A, VAR, 2.968%, 06/25/43	413
398	Series 2006-SD1, Class A, VAR, 0.569%, 04/25/36	381
7,856	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	7,850
1,619	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%,12/02/27 (e)	1,611
17,000	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,093
974	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	975
	Capital Auto Receivables Asset Trust,
720	Series 2013-3, Class A2, 1.040%, 11/21/16	720
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,086
6,310	Series 2013-4, Class A3, 1.090%, 03/20/18	6,307
2,991	Series 2014-1, Class A2, 0.960%, 04/20/17	2,990
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,031
2,068	Series 2014-3, Class A3, 1.480%, 11/20/18	2,068
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,441
	CarFinance Capital Auto Trust,
162	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	162
3,924	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	3,919
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,564
12,467	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	12,444
5,809	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	5,813
	CarMax Auto Owner Trust,
403	Series 2011-2, Class A4, 1.350%, 02/15/17	403
7,196	Series 2012-1, Class A4, 1.250%, 06/15/17	7,207

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	237

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,015	Series 2012-3, Class A3, 0.520%, 07/17/17	1,014
2,222	Series 2013-1, Class A3, 0.600%, 10/16/17	2,221
1,645	Series 2013-4, Class A3, 0.800%, 07/16/18	1,643
2,925	Series 2014-4, Class A3, 1.250%, 11/15/19	2,924
2,509	Series 2015-2, Class A3, 1.370%, 03/16/20	2,506
1,035	Carnow Auto Receivables Trust, Series 2014-1A, Class A, 0.960%, 01/17/17 (e)	1,034
3,510	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	3,573
1,387	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,389
7,443	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	7,442
	Citibank Credit Card Issuance Trust,
6,160	Series 2014-A2, Class A2, 1.020%, 02/22/19	6,157
4,750	Series 2014-A8, Class A8, 1.730%, 04/09/20	4,792
	CNH Equipment Trust,
594	Series 2012-C, Class A3, 0.570%, 12/15/17	591
2,395	Series 2013-C, Class A3, 1.020%, 08/15/18	2,395
4,900	Series 2014-B, Class A3, 0.910%, 05/15/19	4,893
3,677	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	3,692
5	Countrywide Asset-Backed Certificates, Series 2005-6, Class M1, VAR, 0.689%, 12/25/35	5
	CPS Auto Receivables Trust,
789	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	797
3,619	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,641
844	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	842
910	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	911
1,834	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	1,836

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,465	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,463
3,482	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	3,473
8,271	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	8,269
5,130	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	5,149
	CPS Auto Trust,
1,388	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,394
1,972	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,976
	Credit Acceptance Auto Loan Trust,
11,969	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	11,945
20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,307
6,890	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	6,889
88	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	95
128	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.509%, 11/25/35 (e)	127
1,113	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.099%, 10/25/34	1,073
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,569
4,710	Drive Auto Receivables Trust, Series 2015-AA, Class A2, 1.010%, 11/15/17 (e)	4,708
	DT Auto Owner Trust,
774	Series 2014-2A, Class A, 0.680%, 08/15/17 (e)	774
9,690	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	9,691
	Exeter Automobile Receivables Trust,
156	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	156
801	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	802
873	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	870
3,274	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	3,270
17,117	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	17,126

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,732	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	5,729
9	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	10
3,581	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	3,583
	First Investors Auto Owner Trust,
3,975	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	3,972
10,738	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	10,725
6,438	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	6,442
5,962	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,924
	Flagship Credit Auto Trust,
671	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	671
3,097	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	3,107
2,267	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	2,260
7,475	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	7,445
9,569	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	9,539
16,044	Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.890%, 09/15/17	16,036
	Ford Credit Auto Owner Trust,
672	Series 2013-A, Class A3, 0.550%, 07/15/17	672
4,566	Series 2013-C, Class A3, 0.820%, 12/15/17	4,564
3,511	Series 2014-B, Class A3, 0.900%, 10/15/18	3,509
1,669	Series 2015-A, Class A3, 1.280%, 09/15/19	1,672
6,799	Series 2015-B, Class A3, 1.160%, 11/15/19	6,796
9,050	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	9,046
2,143	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	2,136
8,455	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	8,419
	GM Financial Automobile Leasing Trust,
6,831	Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	6,835

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

4,337		Series 2015-1, Class A3, 1.530%, 09/20/18	4,354
		GMAT Trust,
2,351		Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	2,361
953		Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	951
7,223		GO Financial Auto Securitization Trust, Series 2015-1, Class A, 1.810%, 03/15/18 (e)	7,216
14,078		HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,064
—	(h)	Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	—	(h)
		Honda Auto Receivables Owner Trust,
2,829		Series 2013-4, Class A3, 0.690%, 09/18/17	2,827
2,492		Series 2014-1, Class A3, 0.670%, 11/21/17	2,487
2,605		Series 2014-2, Class A3, 0.770%, 03/19/18	2,600
6,679		Series 2015-1, Class A3, 1.050%, 10/15/18	6,673
3,074		HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.403%, 11/20/36	3,065
		Huntington Auto Trust,
2,590		Series 2012-1, Class A4, 1.180%, 06/15/17	2,592
2,893		Series 2012-2, Class A3, 0.510%, 04/17/17	2,892
		Hyundai Auto Receivables Trust,
695		Series 2012-A, Class A4, 0.950%, 12/15/16	695
2,985		Series 2012-B, Class A4, 0.810%, 03/15/18	2,985
2,360		Series 2013-A, Class A3, 0.560%, 07/17/17	2,359
8,000		Series 2013-A, Class A4, 0.750%, 09/17/18	7,983
784		Series 2014-A, Class A3, 0.790%, 07/16/18	783
3,265		Series 2014-B, Class A3, 0.900%, 12/17/18	3,264
1,559		Series 2015-B, Class A3, 1.120%, 11/15/19	1,555
3,416		Series 2015-B, Class A4, 1.480%, 06/15/21	3,405

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	239

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
2,326	John Deere Owner Trust, Series 2014-B, Class A3, 1.070%, 11/15/18	2,328
24,203	LV Tower 52 Issuer, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	24,162
4,213	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3, 0.680%, 12/15/16	4,214
2,680	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	2,681
746	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	799
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.449%, 03/25/33	460
462	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.299%, 12/25/31	443
3,293	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	3,297
733	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	733
5,680	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.540%, 12/07/20	5,671
7,820	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	7,820
1,354	Nissan Auto Lease Trust, Series 2014-A, Class A3, 0.800%, 02/15/17	1,350
2,911	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	2,914
4,899	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,892
8,091	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e)	8,091
	Oak Hill Advisors Residential Loan Trust,
8,925	Series 2014-NPL2, Class A1, SUB, 3.475%, 04/25/54 (e)	8,902
7,440	Series 2015-NPL1, Class A1, SUB, 3.475%, 01/25/55 (e)	7,427
6,743	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	6,746
2,269	Ocwen Freddie Advance Funding LLC, Series 2015-T1, Class AT1, 2.062%, 11/15/45 (e)	2,269
7,839	Ocwen Freddie Advance Funding LLC Advance Receivables Backed Notes, Series 2015-T2, Class AT2, 2.014%, 09/15/45 (e)	7,839

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

5,204	OnDeck Asset Securitization Trust LLC, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,204
	OneMain Financial Issuance Trust,
5,262	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,325
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,435
8,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	8,936
14,251	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	14,248
1,725	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 04/15/16 (e)	1,730
8,909	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	8,902
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	11,203
10,672	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,583
16	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	16
4,720	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e)	4,723
	Santander Drive Auto Receivables Trust,
658	Series 2013-4, Class A3, 1.110%, 12/15/17	658
1,203	Series 2014-3, Class A2A, 0.540%, 08/15/17	1,202
3,710	Series 2014-4, Class A3, 1.080%, 09/17/18	3,706
576	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	576
16,832	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	16,894
	Springleaf Funding Trust,
7,031	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	7,049
16,415	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,373
14,195	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	14,315
7,238	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	7,221

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
4,800	Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 04/15/21	4,793
5,462	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.148%, 10/15/21 (e)	5,462
	Truman Capital Mortgage Loan Trust,
3,532	Series 2014-NPL1, Class A1, SUB, 3.228%, 07/25/53 (e)	3,523
1,220	Series 2014-NPL2, Class A1, SUB, 3.125%, 06/25/54 (e)	1,216
1,710	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	1,700
12,657	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	12,623
15,135	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	15,087
6,899	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,903
2,135	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	2,132
5,017	VOLT XVI LLC, Series 2014-NPL5, Class A1, SUB, 3.228%, 09/25/58 (e)	5,015
7,592	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	7,571
15,211	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	15,178
13,456	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	13,441
13,455	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	13,437
7,548	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	7,537
6,306	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	6,284
8,300	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	8,286
2,552	Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,559
	World Omni Auto Receivables Trust,
43	Series 2012-A, Class A3, 0.640%, 02/15/17	43
4,750	Series 2012-A, Class A4, 0.850%, 08/15/18	4,737

	Total Asset-Backed Securities (Cost $901,676)	902,889

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 6.0%
		Agency CMO — 5.2%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
588		Series 31, Class Z, 8.000%, 04/25/24	678
98		Series 56, Class Z, 7.500%, 09/20/26	114
		Federal Home Loan Mortgage Corp. REMIC,
2		Series 2, Class Z, 9.300%, 03/15/19	2
2		Series 12, Class A, 9.250%, 11/15/19	2
4		Series 16, Class D, 10.000%, 10/15/19	4
9		Series 17, Class I, 9.900%, 10/15/19	10
18		Series 23, Class F, 9.600%, 04/15/20	19
7		Series 26, Class F, 9.500%, 02/15/20	7
1		Series 81, Class A, 8.125%, 11/15/20	1
8		Series 85, Class C, 8.600%, 01/15/21	9
6		Series 99, Class Z, 9.500%, 01/15/21	6
1		Series 159, Class H, 4.500%, 09/15/21	1
3		Series 189, Class D, 6.500%, 10/15/21	3
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	2
4		Series 1056, Class KZ, 6.500%, 03/15/21	5
2		Series 1074, Class H, 8.500%, 05/15/21	2
7		Series 1082, Class C, 9.000%, 05/15/21	8
3		Series 1087, Class I, 8.500%, 06/15/21	4
12		Series 1125, Class Z, 8.250%, 08/15/21	14
11		Series 1142, Class IA, 7.000%, 10/15/21	12
1		Series 1169, Class G, 7.000%, 11/15/21	1
19		Series 1343, Class LA, 8.000%, 08/15/22	22
4		Series 1424, Class F, VAR, 1.209%, 11/15/22	4
98		Series 1480, Class LZ, 7.500%, 03/15/23	108
240		Series 1560, Class Z, 7.000%, 08/15/23	264
74		Series 1754, Class Z, 8.500%, 09/15/24	85
202		Series 1779, Class Z, 8.500%, 04/15/25	234
3		Series 1807, Class G, 9.000%, 10/15/20	3
325		Series 1888, Class Z, 7.000%, 08/15/26	362
84		Series 2358, Class PD, 6.000%, 09/15/16	86
99		Series 2363, Class PF, 6.000%, 09/15/16	100
50		Series 2390, Class CH, 5.500%, 12/15/16	51
475		Series 2418, Class MF, 6.000%, 02/15/22	520
38		Series 2425, Class JH, 6.000%, 03/15/17	39
167		Series 2453, Class BD, 6.000%, 05/15/17	173
100		Series 2458, Class OE, 6.000%, 06/15/17	103
71		Series 2496, Class BK, 5.500%, 09/15/17	73
64		Series 2503, Class TG, 5.500%, 09/15/17	67
74		Series 2508, Class AQ, 5.500%, 10/15/17	77

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
281	Series 2513, Class DB, 5.000%, 10/15/17	290
852	Series 2542, Class ES, 5.000%, 12/15/17	881
857	Series 2546, Class C, 5.000%, 12/15/17	886
1,924	Series 2638, Class JG, 5.000%, 02/15/33	2,050
15	Series 2643, Class ME, 3.500%, 03/15/18	15
4,922	Series 2682, Class JG, 4.500%, 10/15/23	5,272
2,480	Series 2707, Class PE, 5.000%, 11/15/18	2,579
10,886	Series 2750, Class DE, 4.500%, 02/15/19	11,334
1,308	Series 2761, Class CB, 4.000%, 03/15/19	1,352
388	Series 2773, Class OB, 5.000%, 02/15/19	392
6,118	Series 2843, Class BC, 5.000%, 08/15/19	6,400
2,192	Series 2864, Class NB, 5.500%, 07/15/33	2,314
1,351	Series 2976, Class HZ, 4.500%, 05/15/35	1,448
3,404	Series 2988, Class TY, 5.500%, 06/15/25	3,758
5,346	Series 2989, Class MU, IF, IO, 6.802%, 07/15/34	1,209
7,039	Series 2989, Class TG, 5.000%, 06/15/25	7,596
589	Series 2995, Class FT, VAR, 0.448%, 05/15/29	588
1,080	Series 3002, Class BN, 5.000%, 07/15/35	1,189
3,859	Series 3005, Class ED, 5.000%, 07/15/25	4,189
105	Series 3005, Class PV, IF, 12.418%, 10/15/33	125
1,656	Series 3305, Class IW, IF, IO, 6.252%, 04/15/37	254
24,607	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,311
2,563	Series 3429, Class S, IF, IO, 6.622%, 03/15/38	419
2,313	Series 3546, Class A, VAR, 1.952%, 02/15/39	2,335
404	Series 3562, Class KA, 4.000%, 11/15/22	405
663	Series 3564, Class JA, 4.000%, 01/15/18	681
2,965	Series 3572, Class JS, IF, IO, 6.602%, 09/15/39	486
8,258	Series 3609, Class SA, IF, IO, 6.142%, 12/15/39	1,879
18,018	Series 3747, Class HI, IO, 4.500%, 07/15/37	1,002
4,214	Series 3784, Class S, IF, IO, 6.402%, 07/15/23	518
9,773	Series 3855, Class AM, 6.500%, 11/15/36	10,875
7,951	Series 3977, Class AB, 3.000%, 09/15/29	8,208
5,699	Series 4088, Class LE, 4.000%, 10/15/40	5,919
18,002	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,636
26,954	Series 4229, Class MA, 3.500%, 05/15/41	28,678

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
16,616	Series 4305, Class A, 3.500%, 06/15/48	17,605
14,859	Series 4305, Class KA, 3.000%, 03/15/38	15,500
27,940	Series 4374, Class NC, SUB, 1.750%, 02/15/46	29,011
	Federal National Mortgage Association - ACES,
5,293	Series 2011-M2, Class A1, 2.019%, 04/25/21	5,361
1,896	Series 2014-M5, Class FA, VAR, 0.519%, 01/25/17	1,897
2,073	Series 2014-M6, Class FA, VAR, 0.477%, 12/25/17	2,073
	Federal National Mortgage Association REMIC,
4	Series 1988-7, Class Z, 9.250%, 04/25/18	4
4	Series 1988-13, Class C, 9.300%, 05/25/18	4
3	Series 1988-15, Class A, 9.000%, 06/25/18	4
3	Series 1988-16, Class B, 9.500%, 06/25/18	3
3	Series 1989-2, Class D, 8.800%, 01/25/19	4
9	Series 1989-27, Class Y, 6.900%, 06/25/19	10
2	Series 1989-54, Class E, 8.400%, 08/25/19	2
2	Series 1989-66, Class J, 7.000%, 09/25/19	3
2	Series 1989-70, Class G, 8.000%, 10/25/19	2
35	Series 1989-72, Class E, 9.350%, 10/25/19	39
5	Series 1989-89, Class H, 9.000%, 11/25/19	6
2	Series 1989-96, Class H, 9.000%, 12/25/19	2
4	Series 1990-7, Class B, 8.500%, 01/25/20	4
3	Series 1990-12, Class G, 4.500%, 02/25/20	3
18	Series 1990-19, Class G, 9.750%, 02/25/20	19
13	Series 1990-58, Class J, 7.000%, 05/25/20	14
14	Series 1990-61, Class H, 7.000%, 06/25/20	15
7	Series 1990-106, Class J, 8.500%, 09/25/20	7
3	Series 1990-109, Class J, 7.000%, 09/25/20	4

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
7		Series 1990-111, Class Z, 8.750%, 09/25/20	7
3		Series 1990-117, Class E, 8.950%, 10/25/20	3
4		Series 1990-123, Class G, 7.000%, 10/25/20	4
5		Series 1990-132, Class Z, 7.000%, 11/25/20	5
91		Series 1990-137, Class X, 9.000%, 12/25/20	102
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
5		Series 1991-130, Class C, 9.000%, 09/25/21	5
—	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
871		Series 1992-131, Class KB, 8.000%, 08/25/22	974
736		Series 1992-185, Class L, 8.000%, 10/25/22	838
3		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	3
20		Series 1993-235, Class G, PO, 09/25/23	19
1,472		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,579
2,098		Series 1994-43, Class PK, 6.350%, 02/25/24	2,239
1,543		Series 1999-6, Class PB, 6.000%, 03/25/19	1,636
8,567		Series 2001-81, Class HE, 6.500%, 01/25/32	9,903
152		Series 2002-2, Class MG, 6.000%, 02/25/17	156
55		Series 2002-3, Class OG, 6.000%, 02/25/17	56
114		Series 2002-28, Class LD, 6.000%, 05/25/17	116
79		Series 2002-58, Class HC, 5.500%, 09/25/17	81
176		Series 2002-59, Class UC, 5.500%, 09/25/17	182
67		Series 2002-63, Class KC, 5.000%, 10/25/17	69
7,963		Series 2002-64, Class PG, 5.500%, 10/25/32	8,621
356		Series 2003-16, Class LJ, 5.000%, 03/25/18	368
3,339		Series 2003-24, Class PD, 5.000%, 04/25/18	3,455

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
698	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	88
991	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	124
894	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	46
431	Series 2003-89, Class DC, 5.000%, 12/25/32	437
703	Series 2003-92, Class HP, 4.500%, 09/25/18	732
748	Series 2003-129, Class ME, 5.000%, 08/25/23	775
759	Series 2004-53, Class P, 5.500%, 07/25/33	771
1,966	Series 2004-60, Class PA, 5.500%, 04/25/34	2,080
583	Series 2004-72, Class F, VAR, 0.699%, 09/25/34	591
97	Series 2004-101, Class AR, 5.500%, 01/25/35	105
4,619	Series 2005-19, Class PA, 5.500%, 07/25/34	4,979
1,748	Series 2005-38, Class FK, VAR, 0.499%, 05/25/35	1,759
132	Series 2005-84, Class MB, 5.750%, 10/25/35	147
1,239	Series 2005-87, Class PE, 5.000%, 12/25/33	1,242
1,136	Series 2005-100, Class GC, 5.000%, 12/25/34	1,148
5,647	Series 2006-4, Class PB, 6.000%, 09/25/35	6,251
355	Series 2006-58, Class ST, IF, IO, 6.951%, 07/25/36	74
200	Series 2007-16, Class FC, VAR, 0.949%, 03/25/37	208
391	Series 2007-22, Class SC, IF, IO, 5.881%, 03/25/37	61
5,111	Series 2007-33, Class MS, IF, IO, 6.391%, 04/25/37	787
835	Series 2007-54, Class FA, VAR, 0.599%, 06/25/37	841
3,612	Series 2007-85, Class SH, IF, IO, 6.301%, 09/25/37	595
1,025	Series 2007-106, Class A7, VAR, 6.155%, 10/25/37	1,138
654	Series 2008-18, Class SE, IF, IO, 6.071%, 03/25/38	86

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	243

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
384	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	45
1,766	Series 2008-93, Class AM, 5.500%, 06/25/37	1,886
3,658	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	151
4,118	Series 2009-15, Class AC, 5.500%, 03/25/29	4,604
3,669	Series 2009-29, Class LA, VAR, 1.757%, 05/25/39	3,391
2,369	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,664
8,334	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	397
12,890	Series 2009-112, Class SW, IF, IO, 6.051%, 01/25/40	2,045
190	Series 2010-28, Class NK, 5.000%, 10/25/38	191
1,783	Series 2010-58, Class MA, 5.500%, 12/25/38	1,900
3,348	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	200
6,220	Series 2010-64, Class DM, 5.000%, 06/25/40	6,859
716	Series 2010-64, Class EH, 5.000%, 10/25/35	724
6,630	Series 2010-111, Class AE, 5.500%, 04/25/38	7,051
18,978	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	1,441
2,351	Series 2011-36, Class PA, 4.000%, 02/25/39	2,431
9,655	Series 2011-42, Class DE, 3.250%, 11/25/28	9,859
38,610	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	4,416
7,736	Series 2013-1, Class BA, 3.000%, 02/25/40	7,987
14,022	Series 2013-9, Class CB, 5.500%, 04/25/42	15,760
4,636	Series 2013-55, Class BA, 3.000%, 06/25/37	4,787
21,492	Series 2013-83, Class CA, 3.500%, 10/25/37	22,803
13,514	Series 2013-90, Class DK, 3.500%, 12/25/31	14,468
15,992	Series 2013-92, Class A, 3.500%, 12/25/38	16,826

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — continued
4,656		Series 2013-96, Class CA, 4.000%, 04/25/41	4,963
13,309		Series 2013-96, Class YA, 3.500%, 09/25/38	13,919
21,432		Series 2014-23, Class PA, 3.500%, 08/25/36	22,370
6		Series G-11, Class Z, 8.500%, 05/25/21	6
1		Series G-22, Class ZT, 8.000%, 12/25/16	1
268		Series G92-19, Class M, 8.500%, 04/25/22	302
13		Series G92-35, Class E, 7.500%, 07/25/22	15
418		Series G92-35, Class EA, 8.000%, 07/25/22	457
5		Series G92-40, Class ZC, 7.000%, 07/25/22	6
19		Series G92-44, Class ZQ, 8.000%, 07/25/22	20
12		Series G92-54, Class ZQ, 7.500%, 09/25/22	13
2,166		Series G92-64, Class J, 8.000%, 11/25/22	2,461
905		Series G92-66, Class K, 8.000%, 12/25/22	1,011
781		Series G94-6, Class PJ, 8.000%, 05/17/24	897
—	(h)	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	1
		Federal National Mortgage Association STRIPS,
—	(h)	Series 108, Class 1, PO, 03/25/20	—	(h)
1		Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
1,320		Series 334, Class 9, IO, 6.000%, 03/25/33	276
557		Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	111
601		Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	121
317		Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	14
2,059		Series 343, Class 21, IO, 4.000%, 09/25/18	90
711		Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	35
513		Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	32
474		Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	98
423		Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	77
590		Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	101

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
336	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	72
905	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	190
1,630	Series 394, Class C3, IO, 6.500%, 09/25/38	321
5,923	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.459%, 11/25/46	5,933
	Government National Mortgage Association,
778	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	122
7,535	Series 2006-23, Class S, IF, IO, 6.297%, 01/20/36	686
16,676	Series 2006-26, Class S, IF, IO, 6.297%, 06/20/36	2,807
10,313	Series 2007-16, Class KU, IF, IO, 6.447%, 04/20/37	1,720
3,077	Series 2008-75, Class SP, IF, IO, 7.267%, 08/20/38	600
4,255	Series 2009-14, Class KS, IF, IO, 6.097%, 03/20/39	666
1,227	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	222
10,264	Series 2009-14, Class SA, IF, IO, 5.877%, 03/20/39	1,531
6,118	Series 2009-61, Class PD, PAC, 5.000%, 03/16/38	6,307
11,454	Series 2009-106, Class XL, IF, IO, 6.547%, 06/20/37	2,175
744	Series 2010-14, Class QP, 6.000%, 12/20/39	784
6,632	Series 2011-48, Class QA, PAC, 5.000%, 08/16/39	7,113
10,472	Series 2012-84, Class AB, 5.000%, 07/16/33	11,024
13,288	Series 2012-96, Class WP, 6.500%, 08/16/42	15,402
3,698	Series 2013-88, Class WA, VAR, 5.002%, 06/20/30	4,011
26,435	Series 2013-H05, Class FB, VAR, 0.588%, 02/20/62	26,434
	NCUA Guaranteed Notes Trust,
12,524	Series 2010-R3, Class 1A, VAR, 0.751%, 12/08/20	12,612
4,545	Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,591

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — continued
5	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	6

		534,443

	Non-Agency CMO — 0.8%
18,246	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.500%, 10/25/57 (e)	18,208
73	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	76
	Banc of America Mortgage Trust,
649	Series 2004-4, Class 4A1, 4.750%, 05/25/19	663
1,033	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,036
1,933	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,982
	BCAP LLC Trust,
1,487	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	1,515
1,429	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	1,445
5,539	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,476
161	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.503%, 10/25/33	161
	CHL Mortgage Pass-Through Trust,
495	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	503
192	Series 2004-8, Class 2A1, 4.500%, 06/25/19	197
351	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	363
	Citigroup Mortgage Loan Trust,
3,612	Series 2008-AR4, Class 1A1A, VAR, 2.721%, 11/25/38 (e)	3,604
3,943	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	4,013
	Citigroup Mortgage Loan Trust, Inc.,
205	Series 2003-UP3, Class A1, 7.000%, 09/25/33	210
1,459	Series 2004-UST1, Class A6, VAR, 2.258%, 08/25/34	1,400
	Credit Suisse First Boston Mortgage Securities Corp.,
184	Series 2003-17, Class 2A6, 3.500%, 07/25/18	183
583	Series 2003-23, Class 8A1, 5.000%, 09/25/18	591

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	245

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
820	Series 2004-8, Class 6A1, 4.500%, 12/25/19	831
631	CSMC, Series 2010-1R, Class 9A1, VAR, 2.796%, 06/27/37 (e)	632
709	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.415%, 12/25/14	717
408	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	409
956	First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	960
2,554	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 2.639%, 10/19/33	2,526
6,340	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	6,253
1,840	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.919%, 02/25/35	1,819
	JP Morgan Mortgage Trust,
2,658	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	2,695
3,606	Series 2006-A2, Class 4A1, VAR, 2.719%, 08/25/34	3,617
2	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	2
	MASTR Alternative Loan Trust,
89	Series 2004-8, Class 6A1, 5.500%, 09/25/19	92
1,351	Series 2004-8, Class 7A1, 5.000%, 09/25/19	1,368
	MASTR Asset Securitization Trust,
220	Series 2002-7, Class 1A1, 5.500%, 11/25/17	225
422	Series 2003-2, Class 1A1, 5.000%, 03/25/18	424
282	Series 2003-11, Class 10A1, 5.000%, 12/25/18	283
753	Series 2004-6, Class 6A1, 4.500%, 07/25/19	755
1	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	1
81	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, PAC, 5.000%, 11/25/18	83
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
449	Series 2005-AR1, Class 1A1, VAR, 2.479%, 02/25/35	448

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — continued
106	Series 2005-AR2, Class 3A1, VAR, 0.449%, 05/25/35	104
2,048	Series 2005-AR6, Class 4A1, VAR, 0.459%, 12/25/35	929
1,211	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	1,219
163	RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	163
10	RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	10
	Springleaf Mortgage Loan Trust,
2,174	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	2,174
1,686	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,684
3,000	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	2,998
1,518	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, PAC, 4.500%, 10/25/18	1,528
2,626	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,587
	Wells Fargo Mortgage-Backed Securities Trust,
1,090	Series 2003-K, Class 1A1, VAR, 2.520%, 11/25/33	1,096
17	Series 2003-K, Class 1A2, VAR, 2.520%, 11/25/33	18
2,856	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	2,866
1,334	Series 2004-O, Class A1, VAR, 2.738%, 08/25/34	1,329
1,005	Series 2004-EE, Class 2A2, VAR, 2.703%, 12/25/34	1,021
1,490	Series 2004-EE, Class 3A2, VAR, 2.624%, 12/25/34	1,503

		86,995

	Total Collateralized Mortgage Obligations (Cost $613,080)	621,438

Commercial Mortgage-Backed Securities — 3.6%
	A10 Securitization LLC,
1,052	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,055
18,193	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	18,099
	A10 Term Asset Financing LLC,
7,856	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	7,902

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,992	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,981
	Banc of America Commercial Mortgage Trust,
14,539	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	14,801
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	10,919
12,552	Series 2006-5, Class A4, 5.414%, 09/10/47	12,838
17,550	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	18,246
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.627%, 06/10/39	6,621
4,355	Series 2005-6, Class B, VAR, 5.327%, 09/10/47	4,380
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.337%, 07/15/44	9,989
10,273	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	10,599
	COMM Mortgage Trust,
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,285
12,345	Series 2014-TWC, Class A, VAR, 1.037%, 02/13/32 (e)	12,295
16,629	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 6.014%, 07/10/38	16,877
13,700	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.860%, 03/15/39	13,802
	DBRR Trust,
387	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	387
5,006	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	5,006
237	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	237
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	15,339
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,840	Series 2005-LDP5, Class B, VAR, 5.560%, 12/15/44	4,852

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

7,104	Series 2006-CB17, Class A4, 5.429%, 12/12/43	7,321
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,060
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,996
567	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	566
	LB-UBS Commercial Mortgage Trust,
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	2,979
11,482	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,003
3,734	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,022
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.865%, 05/12/39	5,007
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	19,703
14,544	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	15,579
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,385
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,281
	Morgan Stanley Re-REMIC Trust,
10,194	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	10,169
6,482	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	6,472
1,575	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	1,581
3,995	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.041%, 08/25/29 (e)	3,999
1,299	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	1,297
10,778	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.644%, 07/14/34 (e)	10,779
19,379	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.477%, 08/15/39	19,442
	Wachovia Bank Commercial Mortgage Trust,
1,020	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,020
20,957	Series 2005-C22, Class AM, VAR, 5.519%, 12/15/44	20,991

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
2,890	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,890

	Total Commercial Mortgage-Backed Securities (Cost $385,699)	367,052

Corporate Bonds — 20.5%
	Consumer Discretionary — 1.1%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,010	1.400%, 11/02/17	1,000
4,050	2.600%, 12/01/16	4,119
1,015	5.000%, 03/30/20	1,099
525	5.500%, 01/15/16	534

		6,752

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,210	1.375%, 08/01/17 (e)	2,193
2,050	1.650%, 03/02/18 (e)	2,036
4,597	1.875%, 01/11/18 (e)	4,594
2,175	2.000%, 08/03/18 (e)	2,169
1,750	2.250%, 09/03/19 (e)	1,744
4,250	2.400%, 04/10/17 (e)	4,301
2,050	Volkswagen Group of America Finance LLC, 1.250%, 05/23/17 (e)	2,043

		19,080

	Internet & Catalog Retail — 0.0% (g)
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,070

	Media — 0.7%
	21st Century Fox America, Inc.,
3,080	7.250%, 05/18/18	3,526
1,495	7.600%, 10/11/15	1,505
315	8.000%, 10/17/16	338
	CBS Corp.,
1,500	1.950%, 07/01/17	1,500
3,500	2.300%, 08/15/19	3,461
	Comcast Corp.,
675	4.950%, 06/15/16	697
1,950	5.875%, 02/15/18	2,147
416	6.500%, 01/15/17	446
	Cox Communications, Inc.,
505	5.500%, 10/01/15	507
1,190	5.875%, 12/01/16 (e)	1,251
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
8,095	1.750%, 01/15/18	7,979

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — continued
4,030	2.400%, 03/15/17	4,057
1,813	3.500%, 03/01/16	1,834
5,157	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,638
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	10,751
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	556
	Thomson Reuters Corp., (Canada),
6,010	0.875%, 05/23/16	6,005
1,550	1.300%, 02/23/17	1,544
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,122
1,515	Time Warner, Inc., 4.875%, 03/15/20	1,659
	Viacom, Inc.,
1,133	2.200%, 04/01/19	1,103
4,700	2.500%, 12/15/16	4,751
653	2.500%, 09/01/18	649
1,675	6.250%, 04/30/16	1,731
	Walt Disney Co. (The),
1,696	0.875%, 05/30/17	1,690
304	1.100%, 12/01/17	303

		69,750

	Multiline Retail — 0.0% (g)
2,336	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	2,571
645	Target Corp., 2.300%, 06/26/19	654

		3,225

	Specialty Retail — 0.1%
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,199
	Lowe’s Cos., Inc.,
1,453	1.625%, 04/15/17	1,465
105	5.000%, 10/15/15	105
1,415	6.100%, 09/15/17	1,550

		5,319

	Textiles, Apparel & Luxury Goods — 0.0% (g)
955	VF Corp., 5.950%, 11/01/17	1,048

	Total Consumer Discretionary	110,244

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
2,230	5.000%, 03/01/19	2,439
5,847	5.050%, 10/15/16	6,114
6,085	Anheuser-Busch InBev Finance, Inc., 1.250%, 01/17/18	6,045

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Beverages — continued
	Anheuser-Busch InBev Worldwide, Inc.,
4,750	6.875%, 11/15/19	5,604
1,550	7.750%, 01/15/19	1,826
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,420
	Diageo Capital plc, (United Kingdom),
461	1.500%, 05/11/17	462
400	5.750%, 10/23/17	435
1,525	Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,536
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,732
1,160	Molson Coors Brewing Co., 2.000%, 05/01/17	1,168
2,330	SABMiller Holdings, Inc., 2.450%, 01/15/17 (e)	2,362

		35,143

	Food & Staples Retailing — 0.2%
3,675	Costco Wholesale Corp., 1.750%, 02/15/20	3,626
3,425	CVS Health Corp., 2.250%, 12/05/18	3,457
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,860
4,765	2.300%, 01/15/19	4,762
890	3.900%, 10/01/15	892
500	6.400%, 08/15/17	544
2,350	Sysco Corp., 5.250%, 02/12/18	2,556
124	Walgreen Co., 5.250%, 01/15/19	136
5,282	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	5,287

		24,120

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,204
2,495	4.100%, 03/15/16	2,531
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,368
275	6.000%, 11/27/17 (e)	300
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,481
1,529	1.350%, 09/10/15	1,529
1,190	General Mills, Inc., 0.875%, 01/29/16	1,191
	Kellogg Co.,
729	1.750%, 05/17/17	731
1,200	3.250%, 05/21/18	1,241
5,324	4.450%, 05/30/16	5,457

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
	Kraft Foods Group, Inc.,
1,793	2.250%, 06/05/17	1,811
1,340	6.125%, 08/23/18	1,487
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,257
2,145	4.125%, 02/09/16	2,174
	Tyson Foods, Inc.,
1,714	2.650%, 08/15/19	1,711
2,130	6.600%, 04/01/16	2,197

		36,670

	Total Consumer Staples	95,933

	Energy — 2.4%
	Energy Equipment & Services — 0.3%
8,168	Halliburton Co., 1.000%, 08/01/16	8,165
5,405	Nabors Industries, Inc., 6.150%, 02/15/18	5,748
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	895
	Noble Holding International Ltd., (Cayman Islands),
8,008	2.500%, 03/15/17	7,604
389	4.000%, 03/16/18	384
2,700	Pride International, Inc., 8.500%, 06/15/19	3,012
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,886
	Transocean, Inc., (Cayman Islands),
4,980	3.000%, 10/15/17	4,582
1,300	6.000%, 03/15/18	1,241
370	7.375%, 04/15/18	362
2,285	Weatherford International LLC, 6.350%, 06/15/17	2,358
	Weatherford International Ltd., (Bermuda),
535	5.500%, 02/15/16	539
700	6.000%, 03/15/18	707
1,160	9.625%, 03/01/19	1,266

		38,749

	Oil, Gas & Consumable Fuels — 2.1%
	Anadarko Petroleum Corp.,
2,765	5.950%, 09/15/16	2,885
2,765	6.375%, 09/15/17	2,991
1,195	6.950%, 06/15/19	1,352
1,600	8.700%, 03/15/19	1,896
	Apache Corp.,
3,990	1.750%, 04/15/17	3,999
1,030	5.625%, 01/15/17	1,098

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	249

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,822
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,383
2,160	5.500%, 02/01/17	2,229
	BP Capital Markets plc, (United Kingdom),
7,802	1.375%, 11/06/17	7,766
2,935	1.846%, 05/05/17	2,959
4,040	3.200%, 03/11/16	4,088
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,244
3,420	6.050%, 01/15/18	3,608
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	757
3,510	5.700%, 05/15/17	3,713
1,620	5.900%, 02/01/18	1,744
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	5,235
	Chevron Corp.,
1,855	1.365%, 03/02/18	1,848
800	1.718%, 06/24/18	803
1,376	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,349
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,240
	ConocoPhillips,
1,400	5.750%, 02/01/19	1,565
1,065	6.650%, 07/15/18	1,206
	ConocoPhillips Co.,
800	1.050%, 12/15/17	792
1,067	2.200%, 05/15/20	1,059
6,180	Devon Energy Corp., 2.250%, 12/15/18	6,164
4,830	Energy Transfer Partners LP, 6.700%, 07/01/18	5,298
7,375	EnLink Midstream Partners LP, 2.700%, 04/01/19	7,264
	Enterprise Products Operating LLC,
2,135	1.650%, 05/07/18	2,116
698	Series L, 6.300%, 09/15/17	760
9,632	Series N, 6.500%, 01/31/19	10,884
	EOG Resources, Inc.,
1,662	2.500%, 02/01/16	1,672
685	5.625%, 06/01/19	768
2,615	6.875%, 10/01/18	2,989
1,000	Harvest Operations Corp., (Canada), 2.125%, 05/14/18 (e)	999

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	3,046
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,021
1,775	Magellan Midstream Partners LP, 6.550%, 07/15/19	2,010
7,358	Marathon Oil Corp., 6.000%, 10/01/17	7,948
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,129
1,180	Noble Energy, Inc., 8.250%, 03/01/19	1,375
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	362
1,075	1.750%, 02/15/17	1,081
	ONEOK Partners LP,
6,769	3.200%, 09/15/18	6,798
446	8.625%, 03/01/19	525
	Petrobras Global Finance B.V., (Netherlands),
5,450	3.250%, 03/17/17	5,212
8,292	3.500%, 02/06/17	8,008
1,645	3.875%, 01/27/16	1,645
4,300	6.125%, 10/06/16	4,331
2,672	7.875%, 03/15/19	2,683
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,560
2,091	Phillips 66, 2.950%, 05/01/17	2,137
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,621
	Plains All American Pipeline LP/PAA Finance Corp.,
1,096	2.600%, 12/15/19	1,063
2,547	6.125%, 01/15/17	2,703
5,505	6.500%, 05/01/18	6,053
4,907	Southwestern Energy Co., 7.500%, 02/01/18	5,316
1,000	Spectra Energy Capital LLC, 6.200%, 04/15/18	1,094
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,849
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	237
1,393	1.950%, 11/08/18	1,394
2,480	2.250%, 11/08/19	2,483
1,779	3.125%, 08/17/17	1,837
460	5.250%, 04/15/19	510
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,288

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,662
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,309
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	288
508	1.000%, 08/12/16	509
924	1.500%, 02/17/17	928
716	1.550%, 06/28/17	720
	TransCanada PipeLines Ltd., (Canada),
1,625	0.750%, 01/15/16	1,624
351	1.875%, 01/12/18	352
1,040	6.500%, 08/15/18	1,167
249	7.690%, 06/30/16	262
1,195	Valero Energy Corp., 9.375%, 03/15/19	1,457
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,833

		215,975

	Total Energy	254,724

	Financials — 11.0%
	Banks — 5.0%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,416
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,303
2,865	ANZ New Zealand International Ltd., (New Zealand), 1.750%, 03/29/18 (e)	2,855
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	1.450%, 05/15/18	1,687
550	1.500%, 01/16/18	548
1,378	1.875%, 10/06/17	1,390
2,800	Reg. S, 3.250%, 03/01/16	2,837
	Bank of America Corp.,
23,865	2.000%, 01/11/18	23,863
3,715	3.625%, 03/17/16	3,768
3,015	3.875%, 03/22/17	3,117
4,455	5.625%, 10/14/16	4,656
1,453	5.750%, 08/15/16	1,510
4,203	5.750%, 12/01/17	4,547
15,540	6.000%, 09/01/17	16,762
6,870	6.400%, 08/28/17	7,463
9,731	6.875%, 04/25/18	10,901
5,410	7.625%, 06/01/19	6,395
3,455	Series 1, 3.750%, 07/12/16	3,529
1,792	Series L, 1.950%, 05/12/18	1,786

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
7,100	Series L, 2.250%, 04/21/20	6,972
6,565	Series L, 2.600%, 01/15/19	6,609
7,135	Series L, 2.650%, 04/01/19	7,200
2,750	Series L, 5.650%, 05/01/18	2,993
	Bank of Montreal, (Canada),
3,325	1.400%, 04/10/18	3,289
300	1.800%, 07/31/18	299
	Bank of Nova Scotia (The), (Canada),
1,645	1.250%, 04/11/17	1,641
4,390	1.450%, 04/25/18	4,349
5,863	2.050%, 10/30/18	5,892
325	2.050%, 06/05/19	325
230	2.550%, 01/12/17	234
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,578
3,200	1.700%, 03/05/18 (e)	3,177
1,800	2.300%, 03/10/19 (e)	1,796
1,000	2.700%, 09/09/18 (e)	1,013
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,945
	Barclays Bank plc, (United Kingdom),
661	5.125%, 01/08/20	735
1,250	Series 1, 5.000%, 09/22/16	1,299
2,670	Barclays plc, (United Kingdom), 2.750%, 11/08/19	2,662
	BB&T Corp.,
7,393	1.450%, 01/12/18	7,350
2,230	2.150%, 03/22/17	2,261
2,500	2.625%, 06/29/20	2,509
6,035	3.200%, 03/15/16	6,098
312	3.950%, 04/29/16	318
1,878	5.250%, 11/01/19	2,069
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,685
675	Branch Banking & Trust Co., 1.050%, 12/01/16	674
2,330	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	2,341
	Capital One Bank USA N.A.,
3,000	2.150%, 11/21/18	2,976
2,000	2.250%, 02/13/19	1,984
	Capital One N.A.,
3,750	1.500%, 09/05/17	3,715
4,862	1.650%, 02/05/18	4,800
1,222	2.350%, 08/17/18	1,221

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Citigroup, Inc.,
2,280	1.550%, 08/14/17	2,273
8,180	1.700%, 04/27/18	8,098
6,661	1.750%, 05/01/18	6,599
5,148	1.800%, 02/05/18	5,124
2,392	1.850%, 11/24/17	2,392
5,075	2.400%, 02/18/20	5,029
2,700	2.500%, 09/26/18	2,724
9,340	2.500%, 07/29/19	9,334
3,045	2.550%, 04/08/19	3,061
12,570	4.450%, 01/10/17	13,053
1,350	5.500%, 02/15/17	1,422
5,349	6.125%, 11/21/17	5,827
8,501	8.500%, 05/22/19	10,265
	Comerica, Inc.,
1,954	2.125%, 05/23/19	1,938
2,040	3.000%, 09/16/15	2,042
	Commonwealth Bank of Australia, (Australia),
1,450	1.900%, 09/18/17	1,462
2,050	2.300%, 03/12/20	2,044
730	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 2.250%, 01/14/19	735
774	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20 (e)	770
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,229
	Fifth Third Bancorp,
470	2.300%, 03/01/19	470
817	2.875%, 07/27/20	818
7,487	3.625%, 01/25/16	7,567
	Fifth Third Bank,
3,050	1.450%, 02/28/18	3,016
2,840	2.375%, 04/25/19	2,849
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,481
	Huntington National Bank (The),
2,250	1.375%, 04/24/17	2,237
506	2.000%, 06/30/18	504
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,234
1,560	KeyBank N.A., 1.650%, 02/01/18	1,554
10,775	KeyCorp, 2.300%, 12/13/18	10,839
2,568	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	2,555

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
	Manufacturers & Traders Trust Co.,
345	1.400%, 07/25/17	344
2,850	1.450%, 03/07/18	2,830
1,000	2.250%, 07/25/19	998
2,066	6.625%, 12/04/17	2,291
2,640	Mitsubishi UFJ Trust & Banking Corp., (Japan), 1.600%, 10/16/17 (e)	2,625
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,626
1,000	2.450%, 04/16/19 (e)	1,004
1,189	2.650%, 09/25/19 (e)	1,200
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	685
	National Australia Bank Ltd., (Australia),
1,900	2.250%, 07/01/19 (e)	1,900
960	2.750%, 09/28/15 (e)	961
900	2.750%, 03/09/17	922
3,107	3.000%, 07/27/16 (e)	3,168
1,850	National City Bank, 5.800%, 06/07/17	1,973
4,425	National City Corp., 6.875%, 05/15/19	5,098
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,622
	PNC Bank N.A.,
1,000	1.500%, 10/18/17	1,000
4,300	2.400%, 10/18/19	4,326
1,000	2.600%, 07/21/20	1,003
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,052
2,155	4.250%, 09/21/15	2,159
1,530	5.125%, 02/08/20	1,697
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	490
1,555	1.500%, 01/16/18	1,549
3,250	1.875%, 02/05/20	3,234
15,850	2.200%, 07/27/18	15,998
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	882
	SunTrust Banks, Inc.,
8,531	2.350%, 11/01/18	8,572
5,560	3.500%, 01/20/17	5,700
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,218
550	2.250%, 11/05/19	552
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,515

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,795	1.950%, 11/15/18	1,804
	U.S. Bank N.A.,
3,630	1.350%, 01/26/18	3,619
2,000	2.125%, 10/28/19	2,007
	Wachovia Corp.,
22,335	5.625%, 10/15/16	23,412
2,165	5.750%, 06/15/17	2,329
7,617	5.750%, 02/01/18	8,331
	Wells Fargo & Co.,
3,050	1.150%, 06/02/17	3,042
1,750	1.250%, 07/20/16	1,757
6,680	1.400%, 09/08/17	6,671
3,919	2.125%, 04/22/19	3,916
1,040	2.150%, 01/15/19	1,042
943	2.600%, 07/22/20	945
17,043	Series N, 2.150%, 01/30/20	16,896
1,750	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,912
3,106	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	3,407

		516,171

	Capital Markets — 2.2%
1,200	Ameritech Capital Funding Corp., 6.450%, 01/15/18	1,312
	Bank of New York Mellon Corp. (The),
2,421	1.300%, 01/25/18	2,409
3,031	2.200%, 03/04/19	3,043
1,100	2.300%, 09/11/19	1,105
4,194	Series G, 2.150%, 02/24/20	4,140
615	BlackRock, Inc., Series 2, 5.000%, 12/10/19	685
	Credit Suisse, (Switzerland),
1,010	1.375%, 05/26/17	1,008
1,150	1.700%, 04/27/18	1,142
1,373	1.750%, 01/29/18	1,369
1,250	2.300%, 05/28/19	1,251
	Deutsche Bank AG, (Germany),
1,232	1.350%, 05/30/17	1,223
20,239	1.875%, 02/13/18	20,140
1,430	2.500%, 02/13/19	1,437
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	726
2,000	2.550%, 10/23/19	2,005
675	2.600%, 04/23/20	673
3,402	2.625%, 01/31/19	3,437
12,355	3.625%, 02/07/16	12,496

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — continued
1,081	5.350%, 01/15/16	1,098
4,070	5.375%, 03/15/20	4,514
8,390	5.950%, 01/18/18	9,144
8,293	6.150%, 04/01/18	9,140
3,000	6.250%, 09/01/17	3,260
9,600	7.500%, 02/15/19	11,212
	ING Bank N.V., (Netherlands),
3,000	1.375%, 03/07/16 (e)	3,007
1,500	1.800%, 03/16/18 (e)	1,496
3,772	2.450%, 03/16/20 (e)	3,757
4,640	3.750%, 03/07/17 (e)	4,795
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,312
600	5.125%, 04/13/18	633
	Macquarie Bank Ltd., (Australia),
2,047	2.600%, 06/24/19 (e)	2,053
7,976	5.000%, 02/22/17 (e)	8,352
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,115
3,675	4.875%, 08/10/17 (e)	3,850
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,076
883	1.875%, 01/05/18	883
2,280	2.125%, 04/25/18	2,288
5,101	2.500%, 01/24/19	5,148
16,818	2.650%, 01/27/20	16,815
2,260	2.800%, 06/16/20	2,268
7,110	4.750%, 03/22/17	7,460
5,000	5.500%, 01/26/20	5,566
1,645	5.550%, 04/27/17	1,748
2,640	5.750%, 10/18/16	2,770
7,570	5.950%, 12/28/17	8,250
700	6.250%, 08/28/17	761
4,276	6.625%, 04/01/18	4,766
4,161	7.300%, 05/13/19	4,873
2,345	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	2,372
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,364
	State Street Corp.,
920	1.350%, 05/15/18	913
1,991	2.550%, 08/18/20	2,004
2,015	5.375%, 04/30/17	2,140
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	570

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	253

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	UBS AG, (Switzerland),
3,500	1.800%, 03/26/18	3,488
1,500	2.350%, 03/26/20	1,494
7,420	2.375%, 08/14/19	7,422
3,126	5.750%, 04/25/18	3,425

		231,203

	Consumer Finance — 1.8%
	American Express Centurion Bank,
950	0.875%, 11/13/15	950
1,633	5.950%, 06/12/17	1,766
1,645	6.000%, 09/13/17	1,786
	American Express Co.,
720	6.150%, 08/28/17	780
2,315	7.000%, 03/19/18	2,610
1,395	8.125%, 05/20/19	1,678
	American Express Credit Corp.,
2,729	1.125%, 06/05/17	2,707
3,635	1.300%, 07/29/16	3,646
1,257	1.800%, 07/31/18	1,255
3,495	2.125%, 03/18/19	3,483
8,545	2.250%, 08/15/19	8,522
983	2.375%, 03/24/17	998
4,280	2.750%, 09/15/15	4,283
8,262	2.800%, 09/19/16	8,403
2,150	5.300%, 12/02/15	2,174
	American Honda Finance Corp.,
1,409	1.550%, 12/11/17	1,412
4,150	1.600%, 02/16/18 (e)	4,154
1,725	2.500%, 09/21/15 (e)	1,727
2,700	Series A, 2.150%, 03/13/20	2,685
	Capital One Financial Corp.,
613	2.450%, 04/24/19	607
7,098	3.150%, 07/15/16	7,218
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,630
2,115	1.250%, 11/06/17	2,104
1,340	1.700%, 06/16/18	1,340
2,130	2.250%, 12/01/19	2,138
275	2.650%, 04/01/16	278
1,455	7.050%, 10/01/18	1,669
760	Series G, 2.050%, 08/01/16	769
	Ford Motor Credit Co. LLC,
1,573	1.684%, 09/08/17	1,563
868	2.240%, 06/15/18	862

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
5,478	2.375%, 01/16/18	5,468
6,146	2.375%, 03/12/19	6,071
1,575	2.875%, 10/01/18	1,587
6,233	3.000%, 06/12/17	6,340
15,786	3.984%, 06/15/16	16,094
2,100	4.250%, 02/03/17	2,171
650	8.000%, 12/15/16	701
3,504	General Motors Financial Co., Inc., 3.200%, 07/13/20	3,459
1,120	HSBC Finance Corp., 5.500%, 01/19/16	1,140
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,415
2,845	1.700%, 03/05/18	2,829
4,525	2.350%, 03/05/20	4,458
5,990	2.375%, 11/13/19	5,960
	John Deere Capital Corp.,
536	0.700%, 09/04/15	536
1,107	1.350%, 01/16/18	1,103
1,351	1.550%, 12/15/17	1,358
790	1.850%, 09/15/16	799
1,120	1.950%, 12/13/18	1,121
2,600	1.950%, 03/04/19	2,605
2,360	2.000%, 01/13/17	2,393
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,746
3,380	1.500%, 03/02/18 (e)	3,361
3,883	1.800%, 03/15/18 (e)	3,888
1,900	2.350%, 03/04/19 (e)	1,913
4,258	PACCAR Financial Corp., 1.600%, 03/15/17	4,290
	Toyota Motor Credit Corp.,
10,971	1.375%, 01/10/18	10,949
8,645	2.100%, 01/17/19	8,693
3,500	2.125%, 07/18/19	3,504
2,363	Volkswagen International Finance N.V., (Netherlands), 2.375%, 03/22/17 (e)	2,399

		191,548

	Diversified Financial Services — 0.8%
1,000	Associates Corp. of North America, 6.950%, 11/01/18	1,138
5,957	Berkshire Hathaway, Inc., 1.550%, 02/09/18	5,967
	Boeing Capital Corp.,
500	2.125%, 08/15/16	506
629	4.700%, 10/27/19	696
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	4,886

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	General Electric Capital Corp.,
5,897	1.600%, 11/20/17	5,890
5,476	2.300%, 04/27/17	5,565
2,345	2.900%, 01/09/17	2,402
1,000	5.375%, 10/20/16	1,047
1,122	5.400%, 02/15/17	1,188
6,875	5.500%, 01/08/20	7,758
15,878	5.625%, 09/15/17	17,172
12,575	5.625%, 05/01/18	13,813
3,675	6.000%, 08/07/19	4,192
605	Series A, 6.900%, 09/15/15	606
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,528
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	491
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	532
3,250	1.900%, 08/10/18	3,273
1,682	2.125%, 05/11/20	1,671
849	3.250%, 09/22/15	850
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,262
1,547	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,543

		84,976

	Insurance — 0.8%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,011
1,375	5.800%, 03/15/18	1,517
5,078	American International Group, Inc., Series NOTE, 2.300%, 07/16/19	5,064
	Aon Corp.,
896	3.125%, 05/27/16	911
2,343	3.500%, 09/30/15	2,347
2,294	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	2,291
4,670	Chubb Corp. (The), 5.750%, 05/15/18	5,184
	CNA Financial Corp.,
1,437	6.500%, 08/15/16	1,507
1,255	6.950%, 01/15/18	1,390
1,790	7.350%, 11/15/19	2,111
1,835	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	1,928
596	Lincoln National Corp., 8.750%, 07/01/19	730

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — continued
5,571	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	5,601
7,085	MassMutual Global Funding II, 2.000%, 04/05/17 (e)	7,170
	Metropolitan Life Global Funding I,
5,150	1.500%, 01/10/18 (e)	5,123
6,781	2.300%, 04/10/19 (e)	6,827
	New York Life Global Funding,
920	2.100%, 01/02/19 (e)	927
7,291	2.150%, 06/18/19 (e)	7,280
	Pricoa Global Funding I,
2,200	1.350%, 08/18/17 (e)	2,196
4,120	1.600%, 05/29/18 (e)	4,087
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,312
	Principal Life Global Funding II,
730	1.125%, 09/18/15 (e)	730
2,141	1.125%, 02/24/17 (e)	2,136
1,000	1.200%, 05/19/17 (e)	999
2,969	2.250%, 10/15/18 (e)	3,008
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,454
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,215
1,000	5.750%, 12/15/17	1,097
2,561	6.250%, 06/20/16	2,673

		85,826

	Real Estate Investment Trusts (REITs) — 0.3%
2,981	Boston Properties LP, 3.700%, 11/15/18	3,114
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,341
91	5.950%, 02/15/17	97
	ERP Operating LP,
3,118	2.375%, 07/01/19	3,124
219	5.125%, 03/15/16	224
1,742	5.750%, 06/15/17	1,868
	HCP, Inc.,
2,050	2.625%, 02/01/20	2,031
1,975	6.700%, 01/30/18	2,180
	Health Care REIT, Inc.,
235	2.250%, 03/15/18	235
285	3.625%, 03/15/16	289
295	6.200%, 06/01/16	305
2,250	Realty Income Corp., 2.000%, 01/31/18	2,264
	Simon Property Group LP,
855	1.500%, 02/01/18 (e)	849

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	255

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
1,511	2.150%, 09/15/17	1,531
2,737	2.200%, 02/01/19	2,760
2,725	Ventas Realty LP, 1.550%, 09/26/16	2,730
	Ventas Realty LP/Ventas Capital Corp.,
1,569	2.000%, 02/15/18	1,574
1,060	3.125%, 11/30/15	1,065

		28,581

	Thrifts & Mortgage Finance — 0.1%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	510
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,036

		6,546

	Total Financials	1,144,851

	Health Care — 1.2%
	Biotechnology — 0.2%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,199
6,330	2.125%, 05/15/17	6,391
4,615	2.200%, 05/22/19	4,580
1,403	2.300%, 06/15/16	1,417
100	5.850%, 06/01/17	107
435	6.150%, 06/01/18	485
870	Baxalta, Inc., 2.875%, 06/23/20 (e)	859
3,140	Biogen, Inc., 6.875%, 03/01/18	3,519
	Celgene Corp.,
1,501	2.300%, 08/15/18	1,506
2,346	2.450%, 10/15/15	2,351
905	Gilead Sciences, Inc., 2.050%, 04/01/19	909

		24,323

	Health Care Equipment & Supplies — 0.1%
225	Baxter International, Inc., 1.850%, 01/15/17	226
	Becton, Dickinson & Co.,
1,640	1.750%, 11/08/16	1,647
580	1.800%, 12/15/17	579
1,130	2.675%, 12/15/19	1,131
520	Covidien International Finance S.A., (Luxembourg), 4.200%, 06/15/20	560
2,215	Medtronic, Inc., 2.500%, 03/15/20 (e)	2,231

		6,374

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,133
2,640	2.200%, 03/15/19	2,619

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — continued
1,865	Anthem, Inc., 2.300%, 07/15/18	1,865
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,859
808	1.950%, 06/15/18	807
846	2.400%, 11/15/19	840
	Express Scripts Holding Co.,
3,280	1.250%, 06/02/17	3,263
2,795	2.250%, 06/15/19	2,764
2,140	7.250%, 06/15/19	2,499
	Laboratory Corp. of America Holdings,
3,782	2.200%, 08/23/17	3,801
2,618	2.500%, 11/01/18	2,632
3,250	2.625%, 02/01/20	3,242
2,214	3.125%, 05/15/16	2,242
	McKesson Corp.,
544	0.950%, 12/04/15	544
2,158	2.284%, 03/15/19	2,162
360	5.700%, 03/01/17	382
1,405	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,570
1,107	Quest Diagnostics, Inc., 3.200%, 04/01/16	1,120
	UnitedHealth Group, Inc.,
1,582	1.400%, 10/15/17	1,578
1,587	1.625%, 03/15/19	1,562
250	1.875%, 11/15/16	252
509	1.900%, 07/16/18	510
380	5.375%, 03/15/16	389
935	6.000%, 06/15/17	1,008
250	6.000%, 02/15/18	276
	WellPoint, Inc.,
2,220	2.250%, 08/15/19	2,182
3,118	5.875%, 06/15/17	3,342

		46,443

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	670
	Thermo Fisher Scientific, Inc.,
2,165	1.300%, 02/01/17	2,153
1,525	1.850%, 01/15/18	1,521
3,143	3.200%, 03/01/16	3,171

		7,515

	Pharmaceuticals — 0.4%
	AbbVie, Inc.,
3,785	1.750%, 11/06/17	3,782
2,300	1.800%, 05/14/18	2,284

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
702	Actavis Funding SCS, (Luxembourg), 3.000%, 03/12/20	699
3,135	Actavis, Inc., 1.875%, 10/01/17	3,123
1,530	Allergan, Inc., 1.350%, 03/15/18	1,504
1,200	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,206
3,345	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	3,495
1,470	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	1,476
1,165	Hospira, Inc., 6.050%, 03/30/17	1,246
1,320	Merck & Co., Inc., 1.850%, 02/10/20	1,312
2,400	Mylan, Inc., 1.350%, 11/29/16	2,379
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	367
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,773
1,815	Sanofi, (France), 1.250%, 04/10/18	1,800
5,020	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,070
875	Zoetis, Inc., 1.875%, 02/01/18	870

		37,386

	Total Health Care	122,041

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
1,380	BAE Systems plc, (United Kingdom), 3.500%, 10/11/16 (e)	1,412
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,242
2,835	Lockheed Martin Corp., 2.125%, 09/15/16	2,867
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,019
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,023
	Precision Castparts Corp.,
1,376	0.700%, 12/20/15	1,377
5,240	2.250%, 06/15/20	5,238
520	Raytheon Co., 4.400%, 02/15/20	568
655	Textron, Inc., 5.600%, 12/01/17	704
595	United Technologies Corp., 1.800%, 06/01/17	601

		17,051

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,560

	Commercial Services & Supplies — 0.1%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,421
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,689

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Services & Supplies — continued
1,220	Waste Management, Inc., 2.600%, 09/01/16	1,238

		13,348

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	993

	Electrical Equipment — 0.1%
6,389	Eaton Corp., 1.500%, 11/02/17	6,347
700	Emerson Electric Co., 4.875%, 10/15/19	773

		7,120

	Industrial Conglomerates — 0.0% (g)
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	545
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	695

		1,240

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	230
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	937
2,449	1.950%, 03/01/19	2,451

		3,618

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,493
1,750	5.750%, 03/15/18	1,918
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,238
1,720	7.250%, 05/15/19	2,011
	CSX Corp.,
1,168	6.250%, 03/15/18	1,297
1,456	7.900%, 05/01/17	1,610
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,952
1,012	2.750%, 03/15/17 (e)	1,031
1,841	6.200%, 11/01/16 (e)	1,938
1,035	6.375%, 10/15/17 (e)	1,131
	Norfolk Southern Corp.,
1,100	5.750%, 01/15/16	1,119
1,500	5.900%, 06/15/19	1,694
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
4,812	2.500%, 03/15/16 (e)	4,838
527	2.500%, 06/15/19 (e)	522

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	257

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,859
4,609	2.500%, 03/01/17	4,672
1,320	2.500%, 05/11/20	1,300
885	2.550%, 06/01/19	883
	Union Pacific Corp.,
696	1.800%, 02/01/20	687
1,075	5.650%, 05/01/17	1,152
1,455	7.000%, 02/01/16	1,492

		39,837

	Total Industrials	84,767

	Information Technology — 0.8%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,703
3,042	1.650%, 06/15/18	3,041
2,230	2.125%, 03/01/19	2,246

		6,990

	Electronic Equipment, Instruments & Components — 0.1%
4,835	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,890
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,333
464	6.875%, 06/01/18	511

		6,734

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
1,360	1.625%, 10/15/15	1,362
1,379	2.200%, 08/01/19	1,350

		2,712

	IT Services — 0.1%
	International Business Machines Corp.,
2,930	1.250%, 02/08/18	2,917
2,930	1.950%, 07/22/16	2,966
	Xerox Corp.,
5,000	2.800%, 05/15/20	4,925
634	2.950%, 03/15/17	644
600	5.625%, 12/15/19	660
1,390	6.750%, 02/01/17	1,479

		13,591

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
2,943	1.950%, 10/01/16	2,981
1,318	2.450%, 07/29/20	1,324
1,988	National Semiconductor Corp., 6.600%, 06/15/17	2,175
	Texas Instruments, Inc.,
1,781	1.750%, 05/01/20	1,731
4,610	2.375%, 05/16/16	4,668

		12,879

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	8,776
	Microsoft Corp.,
349	0.875%, 11/15/17	348
3,455	1.850%, 02/12/20	3,443
	Oracle Corp.,
2,900	2.250%, 10/08/19	2,914
1,985	2.375%, 01/15/19	2,015

		17,496

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
1,002	0.900%, 05/12/17	1,001
5,915	2.100%, 05/06/19	5,980
6,900	EMC Corp., 1.875%, 06/01/18	6,877
4,472	Hewlett-Packard Co., 2.125%, 09/13/15	4,473

		18,331

	Total Information Technology	78,733

	Materials — 0.5%
	Chemicals — 0.2%
750	Agrium, Inc., (Canada), 6.750%, 01/15/19	855
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,832
850	Dow Chemical Co. (The), 5.700%, 05/15/18	935
1,563	E.I. du Pont de Nemours & Co., 5.250%, 12/15/16	1,646
	Ecolab, Inc.,
2,254	1.450%, 12/08/17	2,227
3,765	3.000%, 12/08/16	3,838
4,866	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,980
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,290
1,232	2.300%, 11/15/19	1,227
146	6.650%, 03/15/18	163
740	Praxair, Inc., 4.500%, 08/15/19	804

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
502	Rohm & Haas Co., 6.000%, 09/15/17	545

		23,342

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
5,035	1.625%, 02/24/17	5,056
1,365	1.875%, 11/21/16	1,377
375	5.250%, 12/15/15	380
	Freeport-McMoRan, Inc.,
2,417	2.150%, 03/01/17	2,304
2,745	2.375%, 03/15/18	2,497
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,627
530	5.850%, 06/01/18	583
1,160	Rio Tinto Finance USA Ltd., (Australia), 1.875%, 11/02/15	1,162
	Teck Resources Ltd., (Canada),
5,520	2.500%, 02/01/18	4,719
4,915	3.150%, 01/15/17	4,645

		24,350

	Total Materials	47,692

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.7%
	AT&T, Inc.,
596	1.600%, 02/15/17	596
3,260	1.700%, 06/01/17	3,256
5,208	2.300%, 03/11/19	5,186
2,524	2.375%, 11/27/18	2,538
1,773	2.450%, 06/30/20	1,757
200	2.950%, 05/15/16	203
7,451	5.500%, 02/01/18	8,041
734	5.600%, 05/15/18	800
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	1,985
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,894
4,860	5.750%, 03/23/16	4,987
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,533
1,391	Orange S.A., (France), 2.750%, 02/06/19	1,418
	Telefonica Emisiones S.A.U., (Spain),
3,516	3.192%, 04/27/18	3,603
1,121	3.992%, 02/16/16	1,134
849	6.221%, 07/03/17	918

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — continued
500	6.421%, 06/20/16	519
	Verizon Communications, Inc.,
3,816	1.350%, 06/09/17	3,803
3,450	2.000%, 11/01/16	3,476
6,296	2.500%, 09/15/16	6,386
5,818	2.625%, 02/21/20	5,823
6,440	6.100%, 04/15/18	7,092

		67,948

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,420	5.000%, 03/30/20	3,738
2,031	5.625%, 11/15/17	2,199
2,395	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	2,700
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,539
4,340	1.625%, 03/20/17	4,336
1,396	5.625%, 02/27/17	1,475

		15,987

	Total Telecommunication Services	83,935

	Utilities — 1.0%
	Electric Utilities — 0.7%
3,633	American Electric Power Co., Inc., 1.650%, 12/15/17	3,621
	Arizona Public Service Co.,
4,295	6.250%, 08/01/16	4,498
400	8.750%, 03/01/19	488
500	Atlantic City Electric Co., 7.750%, 11/15/18	592
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	2,980
1,000	6.150%, 09/15/17	1,092
525	Series 104, 5.950%, 08/15/16	549
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	464
1,480	5.250%, 01/15/18	1,607
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,122
505	2.150%, 11/15/16	511
1,240	Duke Energy Florida LLC, 5.650%, 06/15/18	1,373
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,137
1,019	Entergy Corp., 3.625%, 09/15/15	1,020
225	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	246

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	259

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
565	Kansas City Power & Light Co., 5.850%, 06/15/17	608
445	Kentucky Power Co., 6.000%, 09/15/17 (e)	482
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	819
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,037
1,695	MidAmerican Energy Co., 2.400%, 03/15/19	1,722
	NextEra Energy Capital Holdings, Inc.,
496	1.339%, 09/01/15	496
355	2.600%, 09/01/15	355
224	2.700%, 09/15/19	224
250	6.000%, 03/01/19	278
4,249	7.875%, 12/15/15	4,331
371	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	404
530	Ohio Power Co., Series K, 6.000%, 06/01/16	549
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	2,902
250	PacifiCorp, 5.650%, 07/15/18	277
1,567	PECO Energy Co., 1.200%, 10/15/16	1,569
875	Pennsylvania Electric Co., 6.050%, 09/01/17	949
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,187
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	453
	Progress Energy, Inc.,
409	4.875%, 12/01/19	447
370	5.625%, 01/15/16	376
850	7.050%, 03/15/19	984
535	Public Service Co. of Colorado, 5.800%, 08/01/18	598
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,415
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,358
2,050	Public Service Electric & Gas Co., 2.000%, 08/15/19	2,044
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,675
1,543	Southern California Edison Co., 1.845%, 02/01/22	1,535
	Southern Co. (The),
1,170	1.300%, 08/15/17	1,161
4,440	1.950%, 09/01/16	4,479
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	572
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,376
1,268	5.000%, 06/30/19	1,397

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
1,125	Wisconsin Electric Power Co., 6.250%, 12/01/15	1,140
3,000	Xcel Energy, Inc., 0.750%, 05/09/16	2,997

		68,496

	Gas Utilities — 0.0% (g)
314	Atmos Energy Corp., 8.500%, 03/15/19	375
	CenterPoint Energy Resources Corp.,
1,627	6.125%, 11/01/17	1,784
2,715	6.150%, 05/01/16	2,803
210	Dominion Gas Holdings LLC, 2.500%, 12/15/19	210

		5,172

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
798	2.950%, 01/15/20	800
260	5.200%, 10/01/19	286
	PSEG Power LLC,
4,923	2.450%, 11/15/18	4,938
1,000	5.320%, 09/15/16	1,040

		7,064

	Multi-Utilities — 0.2%
1,320	AGL Capital Corp., 6.375%, 07/15/16	1,376
2,385	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	2,368
350	CenterPoint Energy, Inc., Series B, 5.950%, 02/01/17	372
	CMS Energy Corp.,
1,000	5.050%, 02/15/18	1,080
330	8.750%, 06/15/19	405
2,725	Consolidated Edison Co. of New York, Inc., Series 06-C, 5.500%, 09/15/16	2,850
	Consumers Energy Co.,
455	6.125%, 03/15/19	515
648	Series P, 5.500%, 08/15/16	676
	Dominion Resources, Inc.,
748	1.250%, 03/15/17	744
335	2.250%, 09/01/15	335
1,100	6.400%, 06/15/18	1,225
1,778	Series A, 1.400%, 09/15/17	1,764
824	DTE Energy Co., 2.400%, 12/01/19	823
	NiSource Finance Corp.,
1,057	6.400%, 03/15/18	1,174
1,785	6.800%, 01/15/19	2,038

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
	Sempra Energy,
995	2.300%, 04/01/17	1,007
1,880	6.500%, 06/01/16	1,951
1,300	9.800%, 02/15/19	1,612
	TECO Finance, Inc.,
475	5.150%, 03/15/20	519
1,660	6.572%, 11/01/17	1,821

		24,655

	Total Utilities	105,387

	Total Corporate Bonds (Cost $2,135,395)	2,128,307

Foreign Government Securities — 0.3%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	29,829
1,370	Province of Ontario, (Canada), 2.300%, 05/10/16	1,386

	Total Foreign Government Securities (Cost $31,206)	31,215

Mortgage Pass-Through Securities — 3.7%
	Federal Home Loan Mortgage Corp.,
520	ARM, 1.636%, 08/01/37	552
2,147	ARM, 1.936%, 05/01/37	2,256
1,844	ARM, 1.945%, 03/01/37	1,942
1,493	ARM, 2.062%, 12/01/36	1,574
2,832	ARM, 2.142%, 10/01/36	3,001
1,014	ARM, 2.175%, 04/01/37	1,070
752	ARM, 2.195%, 03/01/37	800
192	ARM, 2.209%, 03/01/35	203
1,314	ARM, 2.225%, 08/01/36	1,391
933	ARM, 2.240%, 11/01/36	996
432	ARM, 2.264%, 06/01/36	458
858	ARM, 2.266%, 12/01/36	916
51	ARM, 2.274%, 01/01/27	54
184	ARM, 2.276%, 02/01/37	196
340	ARM, 2.278%, 12/01/36	362
780	ARM, 2.334%, 10/01/37	839
1,910	ARM, 2.358%, 01/01/37	2,045
565	ARM, 2.366%, 11/01/37	600
73	ARM, 2.404%, 12/01/27	77
1	ARM, 2.413%, 12/01/17	1
1,275	ARM, 2.422%, 08/01/37	1,374
216	ARM, 2.501%, 04/01/37	231
184	ARM, 2.519%, 07/01/36	197
1,452	ARM, 2.595%, 08/01/36	1,548

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,620	ARM, 2.665%, 03/01/36	1,733
2,181	ARM, 2.669%, 04/01/38	2,349
1,822	ARM, 2.717%, 01/01/38	1,966
5,834	ARM, 2.727%, 06/01/37	6,265
3,879	ARM, 2.730%, 06/01/37	4,170
274	ARM, 2.785%, 08/01/37	286
1,059	ARM, 2.794%, 03/01/37	1,140
799	ARM, 2.828%, 02/01/37	862
3,850	ARM, 2.883%, 03/01/35	4,125
2,644	ARM, 2.957%, 10/01/35	2,837
4,295	ARM, 3.094%, 03/01/36	4,564
2	ARM, 5.751%, 01/01/27	2
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
25,035	4.000%, 07/01/18 - 06/01/26	26,600
296	4.500%, 04/01/16 - 10/01/18	307
6,235	5.000%, 03/01/18 - 01/01/21	6,557
15,136	5.500%, 08/01/19 - 01/01/24	16,487
4,250	6.000%, 08/01/16 - 12/01/23	4,464
2,750	6.500%, 07/01/16 - 08/01/21	2,833
800	7.000%, 03/01/17	816
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
810	6.000%, 01/01/19 - 10/01/24	914
3,123	6.500%, 08/01/18 - 03/01/26	3,569
32	7.500%, 10/01/16 - 07/01/18	33
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
22,800	5.500%, 03/01/34 - 07/01/37	25,583
247	6.000%, 07/01/32	280
442	7.000%, 08/01/38	510
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
9,206	7.500%, 12/01/36	10,944
2,228	10.000%, 10/01/30	2,484
45	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	46
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
8	8.000%, 04/01/17 - 05/01/19	8
4	8.250%, 08/01/17	4
	Federal National Mortgage Association,
48	ARM, 1.332%, 08/01/37	49
2,341	ARM, 1.491%, 08/01/37	2,445
978	ARM, 1.516%, 04/01/37	1,015
2,152	ARM, 1.709%, 07/01/37	2,255
1,298	ARM, 1.811%, 02/01/37	1,366

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	261

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,206		ARM, 1.818%, 01/01/37	2,320
180		ARM, 1.892%, 01/01/35	189
10		ARM, 1.917%, 01/01/19	10
11		ARM, 1.928%, 03/01/19	11
308		ARM, 2.023%, 07/01/37	325
12		ARM, 2.091%, 07/01/27	13
759		ARM, 2.094%, 05/01/36 - 01/01/37	802
843		ARM, 2.139%, 09/01/34	894
38		ARM, 2.150%, 07/01/37	41
115		ARM, 2.187%, 12/01/36	124
1,633		ARM, 2.206%, 11/01/37	1,744
730		ARM, 2.208%, 10/01/36	780
704		ARM, 2.229%, 12/01/35	743
1,599		ARM, 2.244%, 11/01/37	1,698
2,752		ARM, 2.253%, 12/01/36	2,927
478		ARM, 2.269%, 10/01/36	505
1,206		ARM, 2.296%, 08/01/36	1,286
2,031		ARM, 2.317%, 11/01/37	2,169
11		ARM, 2.325%, 05/01/25	11
2,362		ARM, 2.331%, 03/01/37	2,533
528		ARM, 2.333%, 07/01/36	562
62		ARM, 2.337%, 04/01/36	64
—	(h)	ARM, 2.345%, 10/01/27	—	(h)
1,033		ARM, 2.360%, 12/01/37	1,116
1,030		ARM, 2.364%, 08/01/36	1,094
18		ARM, 2.365%, 06/01/27	18
612		ARM, 2.368%, 04/01/37	653
204		ARM, 2.374%, 12/01/36	219
27		ARM, 2.412%, 06/01/36	29
284		ARM, 2.455%, 03/01/47	294
235		ARM, 2.456%, 08/01/36	249
2		ARM, 2.480%, 08/01/17	2
5		ARM, 2.522%, 08/01/36	5
1		ARM, 2.625%, 08/01/19	1
1,406		ARM, 2.630%, 08/01/36	1,507
466		ARM, 2.651%, 12/01/36	502
7		ARM, 2.723%, 10/01/25	8
3,280		ARM, 2.797%, 03/01/36	3,522
4		ARM, 2.875%, 11/01/16	3
3,291		ARM, 3.016%, 03/01/36	3,537
492		ARM, 3.020%, 04/01/38	499
4,106		ARM, 3.022%, 03/01/36	4,404
2,937		ARM, 3.074%, 10/01/35	3,143
		Federal National Mortgage Association, 15 Year, Single Family,
596		4.000%, 08/01/18 - 01/01/19	623

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

1,834		4.500%, 05/01/18 - 05/01/19	1,906
2,620		5.000%, 12/01/17 - 07/01/20	2,734
29,039		5.500%, 01/01/18 - 07/01/25	31,568
11,878		6.000%, 11/01/17 - 07/01/24	12,745
5,783		6.500%, 03/01/17 - 03/01/23	6,081
439		7.000%, 02/01/17 - 01/01/18	448
12		8.000%, 11/01/15 - 10/01/16	12
		Federal National Mortgage Association, 20 Year, Single Family,
837		5.500%, 05/01/27	935
1,361		6.000%, 03/01/18 - 04/01/24	1,535
2,299		6.500%, 03/01/17 - 03/01/25	2,639
615		7.000%, 08/01/20 - 08/01/21	657
—	(h)	7.500%, 06/01/16	—	(h)
—	(h)	8.000%, 11/01/15	—	(h)
		Federal National Mortgage Association, 30 Year, FHA/VA,
146		5.500%, 08/01/34	165
13		8.500%, 03/01/27	13
		Federal National Mortgage Association, 30 Year, Single Family,
20,759		5.000%, 10/01/39	23,090
28,927		5.500%, 12/01/32 - 04/01/37	32,706
18,386		6.000%, 04/01/35 - 01/01/38	20,924
11,934		6.500%, 03/01/26 - 10/01/38	13,705
4,988		7.000%, 04/01/37 - 08/01/37	5,809
84		8.000%, 12/01/30	95
4		8.500%, 09/01/21	4
24		9.000%, 02/01/31	25
19		9.500%, 07/01/28	21
5		10.000%, 02/01/24	5
		Federal National Mortgage Association, Other,
63		4.000%, 07/01/17	67
113		4.500%, 12/01/19	115
316		5.500%, 06/01/16 - 09/01/17	325
178		6.000%, 09/01/17	184
		Government National Mortgage Association II,
101		ARM, 1.625%, 07/20/21 - 11/20/25	104
34		ARM, 1.750%, 01/20/26 - 01/20/28	36
47		ARM, 2.000%, 08/20/16 - 09/20/22	48
7		ARM, 2.500%, 12/20/17 - 05/20/21	7
10		ARM, 3.000%, 01/20/16 - 05/20/20	10
2		ARM, 3.500%, 10/20/17 - 12/20/17	2
4		ARM, 4.000%, 03/20/16 - 08/20/18	4
		Government National Mortgage Association II, 30 Year, Single Family,
4,295		6.000%, 09/20/38	4,825

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
9,572		7.000%, 08/20/38 - 09/20/38	11,695
13		7.500%, 09/20/28	15
28		8.000%, 09/20/26 - 12/20/27	35
33		8.500%, 03/20/25 - 04/20/25	38
1,578		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,726
		Government National Mortgage Association, 30 Year, Single Family,
4,688		6.500%, 09/15/38	5,468
10		8.500%, 04/15/25	12
8		9.000%, 09/15/24 - 10/15/26	9
180		9.500%, 07/15/20 - 12/15/25	204
—	(h)	12.000%, 11/15/19	—	(h)

		Total Mortgage Pass-Through Securities (Cost $376,295)	386,481

Supranational — 0.0% (g)
2,235		African Development Bank, (Supranational), 6.875%, 10/15/15	2,247
881		Corp. Andina de Fomento, 3.750%, 01/15/16	890

		Total Supranational (Cost $3,133)	3,137

U.S. Government Agency Securities — 5.4%
		Federal Home Loan Banks,
34,970		0.500%, 09/28/16	34,964
21,685		3.125%, 03/11/16	22,004
39,150		4.750%, 12/16/16	41,229
		Federal Home Loan Mortgage Corp.,
21,880		0.750%, 07/14/17	21,869
32,050		1.000%, 03/08/17	32,193
20,000		1.650%, 11/15/19	19,899
75,000		2.500%, 05/27/16	76,157
35,000		5.250%, 04/18/16	36,086
		Federal National Mortgage Association,
25,650		0.875%, 05/21/18	25,491
48,185		1.125%, 04/27/17	48,593
35,680		1.125%, 07/20/18	35,681
20,000		1.250%, 09/28/16	20,146
20,000		1.630%, 01/10/20	19,915
20,450		1.710%, 01/15/20	20,452
22,000		2.250%, 03/15/16	22,007
20,000		2.375%, 04/11/16	20,244
3,315		5.000%, 03/15/16	3,397
5,000		5.000%, 02/13/17	5,305
14,550		5.250%, 09/15/16	15,255
21,155		5.375%, 06/12/17	22,862

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

11,200	Federal National Mortgage Association STRIPS, 1.157%, 07/15/16 (n)	11,154

	Total U.S. Government Agency Securities (Cost $553,349)	554,903

U.S. Treasury Obligations — 51.2%
	U.S. Treasury Notes,
45,000	0.375%, 03/15/16	45,021
280,000	0.500%, 07/31/17	278,728
230,000	0.625%, 05/31/17	229,745
75,000	0.625%, 06/30/17	74,901
10,000	0.625%, 07/31/17	9,983
295,000	0.625%, 08/31/17	294,316
225,000	0.625%, 09/30/17	224,247
170,000	0.625%, 11/30/17	169,048
260,000	0.625%, 04/30/18	257,474
95,000	0.750%, 06/30/17	95,067
200,000	0.750%, 10/31/17	199,651
281,000	0.750%, 12/31/17	280,078
20,000	0.750%, 02/28/18	19,902
135,000	0.875%, 11/30/16	135,568
148,365	0.875%, 12/31/16	148,988
185,000	0.875%, 01/31/17	185,725
95,000	0.875%, 02/28/17	95,367
190,000	0.875%, 04/30/17	190,631
35,000	0.875%, 01/31/18	34,962
185,000	1.000%, 08/31/16	186,014
170,000	1.000%, 09/30/16	171,012
200,000	1.000%, 10/31/16	201,138
105,000	1.000%, 03/31/17	105,599
20,000	1.000%, 05/31/18	19,990
15,000	1.000%, 06/30/19	14,816
50,000	1.000%, 08/31/19	49,246
115,500	1.250%, 10/31/18	115,844
40,000	1.250%, 11/30/18	40,094
175,000	1.250%, 01/31/19	175,148
20,000	1.375%, 06/30/18	20,189
50,000	1.375%, 09/30/18	50,378
90,000	1.375%, 02/28/19	90,380
50,000	1.500%, 06/30/16	50,470
109,000	1.500%, 07/31/16	110,079
30,000	1.500%, 08/31/18	30,356
30,000	1.500%, 12/31/18	30,284
40,000	1.500%, 05/31/19	40,259
160,000	1.750%, 05/31/16	161,666
60,000	2.000%, 04/30/16	60,649
30,000	2.125%, 02/29/16	30,281

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	263

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
15,000	2.250%, 11/30/17	15,460
50,000	2.250%, 07/31/18	51,695
50,000	2.375%, 03/31/16	50,592
40,000	2.375%, 07/31/17	41,238
40,000	2.625%, 04/30/16	40,616
20,000	2.625%, 04/30/18	20,858
105,000	2.750%, 11/30/16	107,885
51,835	3.125%, 01/31/17	53,681
37,000	3.125%, 04/30/17	38,501
125,000	3.250%, 12/31/16	129,407
45,000	4.500%, 02/15/16	45,861

	Total U.S. Treasury Obligations (Cost $5,301,143)	5,319,088

Loan Assignments — 0.0% (g)
	Financials — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
2,081	Tricon Capital Group Inc., Revolving Loan, (Canada), VAR, 3.250%, 06/12/17 (Cost $2,081)	2,070

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
24,470	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $24,470)	24,470

	Total Investments — 99.6% (Cost $10,327,527)	10,341,050
	Other Assets in Excess of Liabilities — 0.4%	40,774

	NET ASSETS — 100.0%	$10,381,824

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 63.9%
	Consumer Discretionary — 14.9%
	Auto Components — 2.1%
	Goodyear Tire & Rubber Co. (The),
100	6.500%, 03/01/21	106
1,250	8.250%, 08/15/20	1,303
515	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	522
1,730	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,799
604	ZF North America Capital, Inc., 4.000%, 04/29/20 (e)	604

		4,334

	Automobiles — 1.2%
593	Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20	593
1,767	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	1,771

		2,364

	Distributors — 0.2%
300	VWR Funding, Inc., 7.250%, 09/15/17	309

	Hotels, Restaurants & Leisure — 3.7%
425	CCM Merger, Inc., 9.125%, 05/01/19 (e)	453
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	308
465	GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/18	479
250	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	268
	MGM Resorts International,
1,820	5.250%, 03/31/20	1,828
1,575	8.625%, 02/01/19	1,760
	NCL Corp., Ltd., (Bermuda),
575	5.000%, 02/15/18	583
200	5.250%, 11/15/19 (e)	207
205	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	214
1,075	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	1,187
429	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	452

		7,739

	Household Durables — 1.9%
	Lennar Corp.,
1,400	4.500%, 06/15/19	1,431
167	4.500%, 11/15/19	171

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — continued
868	M/I Homes, Inc., 8.625%, 11/15/18	897
805	Standard Pacific Corp., 8.375%, 05/15/18	910
435	Toll Brothers Finance Corp., 6.750%, 11/01/19	483

		3,892

	Internet & Catalog Retail — 0.1%
186	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	192

	Media — 4.9%
	Cablevision Systems Corp.,
1,000	7.750%, 04/15/18	1,078
527	8.000%, 04/15/20	570
165	8.625%, 09/15/17	180
465	CCO Safari II LLC, 3.579%, 07/23/20 (e)	464
1,550	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	1,604
	DISH DBS Corp.,
250	4.250%, 04/01/18	249
650	4.625%, 07/15/17	664
1,624	7.875%, 09/01/19	1,761
500	Gray Television, Inc., 7.500%, 10/01/20	517
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,143
1,607	Numericable-SFR SAS, (France), 4.875%, 05/15/19 (e)	1,617
400	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	401

		10,248

	Multiline Retail — 0.3%
500	Dollar Tree, Inc., 5.250%, 03/01/20 (e)	524
74	J.C. Penney Corp., Inc., 8.125%, 10/01/19	75

		599

	Specialty Retail — 0.5%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	335
575	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	600

		935

	Total Consumer Discretionary	30,612

	Consumer Staples — 2.1%
	Beverages — 0.2%
450	Cott Beverages, Inc., 6.750%, 01/01/20	467

	Food & Staples Retailing — 0.6%
1,165	Safeway, Inc., 5.000%, 08/15/19	1,159

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	265

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — 1.3%
1,947	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,002
716	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	729

		2,731

	Total Consumer Staples	4,357

	Energy — 3.3%
	Energy Equipment & Services — 0.5%
414	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	215
305	PHI, Inc., 5.250%, 03/15/19	262
600	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	570

		1,047

	Oil, Gas & Consumable Fuels — 2.8%
433	California Resources Corp., 5.000%, 01/15/20	341
	Chesapeake Energy Corp.,
250	3.250%, 03/15/16	246
600	VAR, 3.539%, 04/15/19	447
290	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	199
250	Comstock Resources, Inc., 7.750%, 04/01/19	78
450	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	460
365	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19	156
270	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	250
227	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	26
1,120	Sunoco LP/Sunoco Finance Corp., 5.500%, 08/01/20 (e)	1,114
496	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	362
650	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/19 (e)	613
1,090	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	877
500	Whiting Canadian Holding Co. ULC, (Canada), 8.125%, 12/01/19	480

		5,649

	Total Energy	6,696

	Financials — 4.8%
	Banks — 2.0%
4,156	CIT Group, Inc., 3.875%, 02/19/19	4,157

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — 1.7%
1,246	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.250%, 07/01/20	1,255
	Ally Financial, Inc.,
458	3.600%, 05/21/18	458
1,700	4.750%, 09/10/18	1,753

		3,466

	Diversified Financial Services — 0.3%
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	173
370	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	355

		528

	Insurance — 0.6%
269	CNO Financial Group, Inc., 4.500%, 05/30/20	277
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	950

		1,227

	Real Estate Management & Development — 0.2%
365	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	352

	Total Financials	9,730

	Health Care — 8.6%
	Health Care Equipment & Supplies — 2.3%
450	Alere, Inc., 7.250%, 07/01/18	470
2,000	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	2,079
1,450	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,530
300	Mallinckrodt International Finance S.A., (Luxembourg), 3.500%, 04/15/18	302
270	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg), 4.875%, 04/15/20 (e)	273

		4,654

	Health Care Providers & Services — 4.5%
950	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	973
	HCA, Inc.,
721	3.750%, 03/15/19	725
620	4.250%, 10/15/19	632
325	8.000%, 10/01/18	373
2,950	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	3,057
	Tenet Healthcare Corp.,
830	5.000%, 03/01/19	829

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
1,500	5.500%, 03/01/19	1,503
350	6.250%, 11/01/18	379
500	VAR, 3.786%, 06/15/20 (e)	503
133	Universal Health Services, Inc., 3.750%, 08/01/19 (e)	136

		9,110

	Health Care Technology — 0.3%
500	Emdeon, Inc., 11.000%, 12/31/19	537

	Pharmaceuticals — 1.5%
	Valeant Pharmaceuticals International, Inc., (Canada),
1,575	5.375%, 03/15/20 (e)	1,602
600	6.375%, 10/15/20 (e)	625
575	6.750%, 08/15/18 (e)	602
300	7.000%, 10/01/20 (e)	311

		3,140

	Total Health Care	17,441

	Industrials — 7.5%
	Aerospace & Defense — 0.8%
	Bombardier, Inc., (Canada),
539	5.500%, 09/15/18 (e)	472
1,200	7.500%, 03/15/18 (e)	1,122

		1,594

	Airlines — 0.5%
1,023	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,068
9	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	10

		1,078

	Commercial Services & Supplies — 2.6%
	ADT Corp. (The),
710	2.250%, 07/15/17	709
800	4.125%, 04/15/19	812
1,045	Casella Waste Systems, Inc., 7.750%, 02/15/19	1,042
835	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	781
1,770	ILFC E-Capital Trust I, VAR, 4.690%, 12/21/65 (e)	1,663
250	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	266

		5,273

	Construction & Engineering — 0.6%
1,100	Tutor Perini Corp., 7.625%, 11/01/18	1,128

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electrical Equipment — 0.5%
530	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	546
550	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	521

		1,067

	Machinery — 1.0%
1,735	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	1,640
700	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	497

		2,137

	Road & Rail — 0.7%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
450	4.875%, 11/15/17	458
300	VAR, 3.074%, 12/01/17	299
600	Hertz Corp. (The), 7.500%, 10/15/18	613

		1,370

	Trading Companies & Distributors — 0.8%
445	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	483
680	HD Supply, Inc., 7.500%, 07/15/20	725
500	International Lease Finance Corp., 3.875%, 04/15/18	503

		1,711

	Total Industrials	15,358

	Information Technology — 2.2%
	Communications Equipment — 0.6%
1,040	Avaya, Inc., 7.000%, 04/01/19 (e)	933
525	Goodman Networks, Inc., 12.125%, 07/01/18	200

		1,133

	Internet Software & Services — 0.4%
835	IAC/InterActiveCorp., 4.875%, 11/30/18	858

	Semiconductors & Semiconductor Equipment — 0.6%
1,950	Advanced Micro Devices, Inc., 6.750%, 03/01/19	1,374

	Software — 0.6%
1,150	Infor U.S., Inc., 5.750%, 08/15/20 (e)	1,153

	Total Information Technology	4,518

	Materials — 9.9%
	Chemicals — 2.1%
1,000	Ashland, Inc., 3.875%, 04/15/18	1,023

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	267

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	Hexion, Inc.,
750	6.625%, 04/15/20	699
293	10.000%, 04/15/20	299
525	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	526
1,000	PolyOne Corp., 7.375%, 09/15/20	1,039
660	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	617

		4,203

	Construction Materials — 1.8%
400	CEMEX Espana S.A., (Spain), 9.875%, 04/30/19 (e)	436
	Cemex S.A.B. de C.V., (Mexico),
945	5.875%, 03/25/19 (e)	947
910	9.500%, 06/15/18 (e)	990
1,000	Headwaters, Inc., 7.250%, 01/15/19	1,040
160	U.S. Concrete, Inc., 8.500%, 12/01/18	167

		3,580

	Containers & Packaging — 0.5%
914	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.125%, 04/15/19	932

	Metals & Mining — 5.4%
430	AK Steel Corp., 8.750%, 12/01/18	430
2,000	Alcoa, Inc., 5.720%, 02/23/19	2,100
500	Aleris International, Inc., 7.625%, 02/15/18	491
	ArcelorMittal, (Luxembourg),
2,070	6.125%, 06/01/18	2,152
1,070	6.250%, 03/01/21	1,055
500	10.600%, 06/01/19	583
580	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	568
	Commercial Metals Co.,
345	6.500%, 07/15/17	357
875	7.350%, 08/15/18	932
460	First Quantum Minerals Ltd., (Canada), 7.250%, 10/15/19 (e)	331
550	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	528
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	601
400	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	344
200	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	183

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — continued
550	Steel Dynamics, Inc., 6.125%, 08/15/19	570

		11,225

	Paper & Forest Products — 0.1%
144	Mercer International, Inc., 7.000%, 12/01/19	147

	Total Materials	20,087

	Telecommunication Services — 7.0%
	Diversified Telecommunication Services — 3.9%
500	Altice Financing S.A., (Luxembourg), 7.875%, 12/15/19 (e)	523
1,250	CenturyLink, Inc., Series R, 5.150%, 06/15/17	1,281
215	Cincinnati Bell, Inc., 8.375%, 10/15/20	224
	Frontier Communications Corp.,
900	7.125%, 03/15/19	923
880	8.125%, 10/01/18	951
1,508	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 04/01/19	1,474
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	667
165	Level 3 Financing, Inc., VAR, 3.914%, 01/15/18	166
1,670	Sprint Capital Corp., 6.900%, 05/01/19	1,693
50	Windstream Services LLC, 7.875%, 11/01/17	52

		7,954

	Wireless Telecommunication Services — 3.1%
	Sprint Communications, Inc.,
2,000	8.375%, 08/15/17	2,115
2,000	9.000%, 11/15/18 (e)	2,227
2,000	T-Mobile USA, Inc., 6.464%, 04/28/19	2,058
		6,400

	Total Telecommunication Services	14,354

	Utilities — 3.6%
	Gas Utilities — 0.3%
600	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	614

	Independent Power & Renewable Electricity Producers — 3.3%
2,500	AES Corp., VAR, 3.324%, 06/01/19	2,475
2,500	Calpine Corp., 6.000%, 01/15/22 (e)	2,659
1,000	GenOn Energy, Inc., 9.875%, 10/15/20	945
633	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	598

		6,677

	Total Utilities	7,291

	Total Corporate Bonds (Cost $135,760)	130,444

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Preferred Securities — 0.7% (x)
	Financials — 0.7%
	Banks — 0.6%
545	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	579
575	Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20	570

		1,149

	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	205

	Total Preferred Securities (Cost $1,357)	1,354

SHARES
Preferred Stocks — 0.7%
	Financials — 0.7%
	Consumer Finance — 0.3%
23	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	597

	Insurance — 0.4%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.409%, 09/29/15 ($1,000 par value) @	854

	Total Preferred Stocks (Cost $1,493)	1,451

PRINCIPAL AMOUNT($)
Loan Assignments — 25.1%
	Consumer Discretionary — 8.5%
	Auto Components — 0.9%
1,381	CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21	1,374
422	Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21	420

		1,794

	Hotels, Restaurants & Leisure — 1.6%
750	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	692
814	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19	816
349	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	349
635	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20 ^	633
375	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	376
337	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	336

		3,202

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — 0.0% (g)
60	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	60

	Internet & Catalog Retail — 0.6%
1,296	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/02/21	1,220

	Leisure Products — 0.4%
760	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21 ^	753

	Media — 2.7%
306	Charter Communications Operating LLC, Term Loan I, VAR, 3.500%, 07/30/22 ^	306
720	iHeartCommunications, Inc., Term Loan D, VAR, 6.948%, 01/30/19	635
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.698%, 07/30/19	127
492	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	489
558	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	554
1,856	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	1,841
1,417	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20 ^	1,405
140	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	133

		5,490

	Multiline Retail — 1.2%
982	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	979
1,585	Neiman Marcus Group Ltd. LLC, Other Term Loan, VAR, 4.250%, 10/25/20	1,566

		2,545

	Specialty Retail — 1.1%
1,605	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	1,242
513	PetSmart, Inc. Term Loan B, VAR, 4.250%, 03/11/22	512
496	Staples, Inc., Term Loan, VAR, 3.500%, 04/21/21 ^	494

		2,248

	Total Consumer Discretionary	17,312

	Consumer Staples — 4.4%
	Food & Staples Retailing — 1.8%
745	Albertsons LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	744

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	269

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Food & Staples Retailing — continued
2,357	New Albertson’s, Inc., Term B Loan, VAR, 4.750%, 06/27/21	2,348
644	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	644

		3,736

	Food Products — 2.6%
2,980	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	2,978
361	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21 ^	359
1,306	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	1,298
540	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20	535

		5,170

	Total Consumer Staples	8,906

	Energy — 2.8%
	Energy Equipment & Services — 0.8%
98	Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21	70
295	Floatel International Ltd., Initial Term Loan, VAR, 6.000%, 06/27/20	208
368	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	266
1,084	Seadrill Operating LP, Initial Term Loan, VAR, 4.000%, 02/21/21	738
433	Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	312

		1,594

	Oil, Gas & Consumable Fuels — 2.0%
98	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	98
198	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	198
409	CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21	408
875	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	844
715	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	270
353	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	328
720	Overseas Shipholding Group, Inc., Initial Term Loan, VAR, 5.250%, 08/05/19	715
803	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	589

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
310	Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18 (d)	64
604	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	501
96	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	84

		4,099

	Total Energy	5,693

	Financials — 0.8%
	Diversified Financial Services — 0.5%
155	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	154
40	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	40
962	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	915

		1,109

	Insurance — 0.3%
571	HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20	564

	Total Financials	1,673

	Health Care — 1.7%
	Biotechnology — 0.1%
257	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	256

	Health Care Providers & Services — 0.4%
257	AmSurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	257
108	CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19	108
514	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	509

		874

	Pharmaceuticals — 1.2%
325	Concordia Healthcare Corp., Initial Term Loan, (Canada), VAR, 4.750%, 04/21/22	325
474	Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.198%, 02/27/21	473
918	Par Pharmaceutical Cos., Inc., Term Loan B-2, VAR, 4.000%, 09/30/19	918
218	Phibro Animal Health Corp., Term B Loan, VAR, 4.000%, 04/16/21	216

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Pharmaceuticals — continued
349	Valeant Pharmaceuticals International, Inc., Series F-1, Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	349

		2,281

	Total Health Care	3,411

	Industrials — 2.4%
	Airlines — 0.3%
390	Delta Air Lines, Inc., 2014 Term Loan B-1, VAR, 3.250%, 10/18/18	389
9	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	9
220	LM U.S. Member LLC, Term Loan, VAR, 4.750%, 10/25/19	218

		616

	Building Products — 0.6%
600	JELD-WEN, Inc., Term B-1 Loan, VAR, 5.000%, 07/01/22	599
499	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/13/22	495

		1,094

	Commercial Services & Supplies — 0.5%
140	Garda World Security Corp., Term B Delayed Draw Loan, VAR, 4.003%, 11/06/20	137
294	Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19	292
310	St. George’s University, Term Loan, VAR, 5.750%, 08/06/21	311
347	Wand Intermediate I LP, 1st Lien Initial Term Loan, VAR, 4.750%, 09/17/21	348

		1,088

	Construction & Engineering — 0.1%
124	Stonewall Gas Gathering LLC, Loan, VAR, 8.750%, 01/28/22	123

	Industrial Conglomerates — 0.1%
286	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	274

	Machinery — 0.3%
622	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	619

	Marine — 0.3%
418	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	322
460	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	294

		616

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Professional Services — 0.2%
439	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20	439

	Road & Rail — 0.0% (g)
98	Ozburn-Hessey Holding Co. LLC, Term Loan, VAR, 6.753%, 05/23/19	97

	Total Industrials	4,966

	Information Technology — 0.7%
	Communications Equipment — 0.2%
439	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 04/30/20	376

	Electronic Equipment, Instruments & Components — 0.2%
395	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	395

	Semiconductors & Semiconductor Equipment — 0.3%
590	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	590

	Total Information Technology	1,361

	Materials — 1.7%
	Chemicals — 1.1%
1,055	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	1,051
504	Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21	503
451	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	459
219	Platform Specialty Products Corp., Tranche B-2 Term Loan, VAR, 4.750%, 06/07/20	219
98	Tronox Pigments Ltd., Term Loan, VAR, 4.250%, 03/19/20	92

		2,324

	Construction Materials — 0.0% (g)
44	Quikrete Cos., Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	44

	Metals & Mining — 0.6%
235	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	230
1,106	FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	892

		1,122

	Total Materials	3,490

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
280	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	279

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	271

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Diversified Telecommunication Services — continued
1,045	Level 3 Financing, Inc., 2019 Term Loan B-3, VAR, 4.000%, 08/01/19	1,043
435	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	428
379	Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23	375
142	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	141

	Total Telecommunication Services	2,266

	Utilities — 1.0%
	Electric Utilities — 1.0%
196	Calpine Construction Finance Co./CCFC Finance Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20	191
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	512
1,750	Texas Competitive Electric Holdings Co. LLC, 2017 Extended Term Loan, VAR, 4.674%, 10/10/17 (d)	790

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — continued
1,175	TXU Energy Holdings Co., Non-Extended Term Loan, VAR, 4.674%, 11/18/15 (d)	518

	Total Utilities	2,011

	Total Loan Assignments (Cost $55,046)	51,089

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
878	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $878)	878
	Total Investments — 90.8% (Cost $194,534)	185,216
	Other Assets in Excess of Liabilities — 9.2%	18,708

	NET ASSETS — 100.0%	$203,924

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 14.0%
500	Federal Farm Credit Bank, 6.270%, 01/26/16 (m)	512
4,000	Financing Corp. STRIPS, 1.365%, 11/30/17 (n)	3,904
7,469	New Valley Generation I, 7.299%, 03/15/19 (m)	8,329
2,740	New Valley Generation II, 5.572%, 05/01/20 (m)	3,000

	Total U.S. Government Agency Securities (Cost $15,512)	15,745

U.S. Treasury Obligations — 84.4%
	U.S. Treasury Notes,
10,500	0.625%, 04/30/18	10,398
10,000	0.750%, 10/31/17	9,983
5,000	0.750%, 03/31/18	4,972
5,595	0.875%, 12/31/16	5,618
10,000	0.875%, 04/30/17	10,033
2,000	1.000%, 06/30/19	1,976
2,000	1.000%, 08/31/19	1,970
3,000	1.125%, 03/31/20	2,949
6,000	1.250%, 10/31/18	6,018
4,000	1.250%, 02/29/20	3,957

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

8,000	1.500%, 10/31/19	8,024
10,000	2.000%, 04/30/16	10,108
10,000	2.625%, 04/30/16	10,154
4,405	3.125%, 01/31/17	4,562
4,000	3.250%, 12/31/16	4,141

	Total U.S. Treasury Obligations (Cost $94,632)	94,863

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
1,040	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,040)	1,040

	Total Investments — 99.3% (Cost $111,184)	111,648
	Other Assets in Excess of Liabilities — 0.7%	735

	NET ASSETS — 100.0%	$112,383

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	273

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

ACES	— Alternative Credit Enhancement Securities
ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2015.
AUD	— Australian Dollar
CMBS	— Commercial Mortgage-Backed Security
CMO	— Collateralized Mortgage Obligation
COP	— Colombian Peso
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor-In-Possession
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FHA	— Federal Housing Administration
GMAC	— General Motors Acceptance Corp.
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	— Japanese Yen
MLP	— Master Limited Partnership
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2015.
USD	— United States Dollar
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.
ZAR	— South African Rand

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(l)	— The rate shown is the current yield as of August 31, 2015.
(n)	— The rate shown is the effective yield at the date of purchase.
(r)	— Rates are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— When-issued security.
(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2015.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of August 31, 2015.

^	— All or a portion of the security is unsettled as of August 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
Inflation Managed Bond Fund	$64,650

[1] Security matures in 2115.
[2] Security matures in 2110.
[3] Security matures in 2105.
[4] Security matures in 2111.
[5] Security matures in 2114.
[6] Security matures in 2112.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	275

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$28,146,155	$4,084,997	$1,194,591
Investments in affiliates, at value	1,361,516	177,687	85,031

Total investment securities, at value	29,507,671	4,262,684	1,279,622
Cash	183	—	—
Foreign currency, at value	—	68	—
Deposits at broker for futures contracts	—	15	—
Receivables:
Investment securities sold	47,543	1,841	9
Fund shares sold	46,563	23,092	2,909
Interest and dividends from non-affiliates	111,333	28,701	4,121
Dividends from affiliates	139	14	1
Tax reclaims	—	38	—
Unrealized appreciation on forward foreign currency exchange contracts	—	362	—

Total Assets	29,713,432	4,316,815	1,286,662

LIABILITIES:
Payables:
Due to custodian	—	443	—	(a)
Investment securities purchased	3,220	1,847	—
Investment securities purchased — delayed delivery securities	43,814	—	—
Fund shares redeemed	308,177	23,214	7,518
Variation margin on futures contracts	—	21	—
Unrealized depreciation on forward foreign currency exchange contracts	—	26	—
Unrealized depreciation on unfunded commitments	18	—	—
Variation margin on centrally cleared swaps	—	5	—
Accrued liabilities:
Investment advisory fees	6,539	1,033	249
Administration fees	1,578	281	81
Distribution fees	1,455	317	194
Shareholder servicing fees	2,610	382	16
Custodian and accounting fees	560	130	49
Collateral management fees	—	2	—
Trustees’ and Chief Compliance Officer’s fees	1	1	—	(a)
Sub-transfer agent fees	3,742	120	482
Other	1,109	90	172

Total Liabilities	372,823	27,912	8,761

Net Assets	$29,340,609	$4,288,903	$1,277,901

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$28,628,474	$4,282,307	$1,204,616
Accumulated undistributed (distributions in excess of) net investment income	11,785	2,073	117
Accumulated net realized gains (losses)	30,615	1,915	17,752
Net unrealized appreciation (depreciation)	669,735	2,608	55,416

Total Net Assets	$29,340,609	$4,288,903	$1,277,901

Net Assets:
Class A	$3,684,786	$677,937	$583,628
Class C	972,093	253,093	73,536
Class R2	109,029	28,434	52,170
Class R5	361,848	—	—
Class R6	10,646,402	1,049,372	—
Institutional Class	—	671,802	—
Select Class	13,566,451	1,608,265	568,567

Total	$29,340,609	$4,288,903	$1,277,901

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	315,633	82,656	53,659
Class C	82,797	30,705	6,784
Class R2	9,350	3,469	4,801
Class R5	31,051	—	—
Class R6	911,499	127,919	—
Institutional Class	—	81,834	—
Select Class	1,162,742	196,224	52,295

Net Asset Value (a):
Class A — Redemption price per share	$11.67	$8.20	$10.88
Class C — Offering price per share (b)	11.74	8.24	10.84
Class R2 — Offering and redemption price per share	11.66	8.20	10.87
Class R5 — Offering and redemption price per share	11.65	—	—
Class R6 — Offering and redemption price per share	11.68	8.20	—
Institutional Class — Offering and redemption price per share	—	8.21	—
Select Class — Offering and redemption price per share	11.67	8.20	10.87
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.12	$8.52	$11.30

Cost of investments in non-affiliates	$27,476,402	$4,082,683	$1,139,175
Cost of investments in affiliates	1,361,516	177,687	85,031
Cost of foreign currency	—	72	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	277

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$8,815,961	$1,671,343	$1,143,469
Investments in affiliates, at value	226	29,692	134,844
Investments in affiliates — restricted, at value	—	64,650	—

Total investment securities, at value	8,816,187	1,765,685	1,278,313
Restricted cash	—	6,640	—
Cash	2,044	2	9
Receivables:
Investment securities sold	204,631	23,878	867
Fund shares sold	14,443	1,004	17,886
Interest and dividends from non-affiliates	157,373	8,331	1,474
Dividends from affiliates	15	2	12
Tax reclaims	634	—	—

Total Assets	9,195,327	1,805,542	1,298,561

LIABILITIES:
Payables:
Investment securities purchased	30,809	24,552	4,115
Investment securities purchased — delayed delivery securities	—	2,535	—
Fund shares redeemed	15,308	1,501	1,769
Outstanding swap contracts, at value	—	66,159	—
Accrued liabilities:
Investment advisory fees	4,875	494	176
Administration fees	482	120	39
Distribution fees	316	14	75
Shareholder servicing fees	43	128	170
Custodian and accounting fees	209	76	45
Collateral management fees	—	11	—
Trustees’ and Chief Compliance Officer’s fees	2	1	—	(a)
Other	2,420	720	147

Total Liabilities	54,464	96,311	6,536

Net Assets	$9,140,863	$1,709,231	$1,292,025

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$9,557,177	$1,775,334	$1,370,951
Accumulated undistributed (distributions in excess of) net investment income	10,243	(1,623)	(50)
Accumulated net realized gains (losses)	(67,869)	(5,306)	(75,404)
Net unrealized appreciation (depreciation)	(358,688)	(59,174)	(3,472)

Total Net Assets	$9,140,863	$1,709,231	$1,292,025

Net Assets:
Class A	$712,056	$52,913	$215,937
Class C	243,254	3,632	48,827
Class R2	10,330	119	—
Class R5	67,583	12,696	—
Class R6	2,129,669	541,417	161,297
Select Class	5,977,971	1,098,454	865,964

Total	$9,140,863	$1,709,231	$1,292,025

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	97,762	5,216	21,583
Class C	33,357	359	4,933
Class R2	1,420	12	—
Class R5	9,223	1,247	—
Class R6	291,065	53,299	16,098
Select Class	816,538	108,261	86,565

Net Asset Value (a):
Class A — Redemption price per share	$7.28	$10.14	$10.00
Class C — Offering price per share (b)	7.29	10.10	9.90
Class R2 — Offering and redemption price per share	7.27	10.15	—
Class R5 — Offering and redemption price per share	7.33	10.19	—
Class R6 — Offering and redemption price per share	7.32	10.16	10.02
Select Class — Offering and redemption price per share	7.32	10.15	10.00
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$7.56	$10.54	$10.23

Cost of investments in non-affiliates	$9,174,649	$1,664,358	$1,146,941
Cost of investments in affiliates	226	29,692	134,844
Cost of investments in affiliates — restricted	—	64,650	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	279

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund		Short Duration High Yield Fund		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,387,474	$10,316,580		$184,338		$110,608
Investments in affiliates, at value	146,679	24,470		878		1,040

Total investment securities, at value	2,534,153	10,341,050		185,216		111,648
Cash	—	315		1,852		—
Receivables:
Investment securities sold	129	8,323		16,690		—
Fund shares sold	3,158	322,284		—	(a)	270
Interest and dividends from non-affiliates	6,719	41,757		2,722		680
Dividends from affiliates	11	—	(a)	—	(a)	—	(a)
Tax reclaims	—	—		14		—
Prepaid expenses and other assets	1	—		4		—

Total Assets	2,544,171	10,713,729		206,498		112,598

LIABILITIES:
Payables:
Due to custodian	199	—		—		—	(a)
Investment securities purchased	681	8,634		827		—
Investment securities purchased — delayed delivery securities	7,829	—		—		—
Fund shares redeemed	890	317,543		1,553		99
Unrealized depreciation on unfunded commitments	1	5		—		—
Accrued liabilities:
Investment advisory fees	474	1,931		69		8
Administration fees	2	543		2		—
Distribution fees	40	124		1		5
Shareholder servicing fees	138	1,319		20		24
Custodian and accounting fees	155	261		32		18
Trustees’ and Chief Compliance Officer’s fees	1	1		—	(a)	—	(a)
Audit fees	44	37		61		36
Printing postage fee	134	577		6		11
Other	274	930		3		14

Total Liabilities	10,862	331,905		2,574		215

Net Assets	$2,533,309	$10,381,824		$203,924		$112,383

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,463,698	$10,357,830	$217,752	$111,856
Accumulated undistributed (distributions in excess of) net investment income	1,317	2,292	250	7
Accumulated net realized gains (losses)	2,055	8,184	(4,760)	56
Net unrealized appreciation (depreciation)	66,239	13,518	(9,318)	464

Total Net Assets	$2,533,309	$10,381,824	$203,924	$112,383

Net Assets:
Class A	$161,423	$555,501	$3,608	$25,773
Class C	8,920	112,633	265	—
Class R6	1,335,285	2,686,369	47,544	—
Select Class	1,027,681	7,027,321	152,507	86,610

Total	$2,533,309	$10,381,824	$203,924	$112,383

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	13,918	51,194	380	2,737
Class C	789	10,315	28	—
Class R6	117,860	247,248	5,016	—
Select Class	90,703	646,659	16,092	9,204

Net Asset Value (a):
Class A — Redemption price per share	$11.60	$10.85	$9.48	$9.42
Class C — Offering price per share (b)	11.31	10.92	9.47	—
Class R6 — Offering and redemption price per share	11.33	10.87	9.48	—
Select Class — Offering and redemption price per share	11.33	10.87	9.48	9.41
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.05	$11.10	$9.70	$9.64

Cost of investments in non-affiliates	$2,321,234	$10,303,057	$193,656	$110,144
Cost of investments in affiliates	146,679	24,470	878	1,040

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	281

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$413,387	$75,882	$19,197
Dividend income from non-affiliates	—	152	—
Dividend income from affiliates	892	74	3

Total investment income	414,279	76,108	19,200

EXPENSES:
Investment advisory fees	44,428	6,305	1,936
Administration fees	12,144	1,723	529
Distribution fees:
Class A	5,165	824	736
Class B (a)	42	3	7
Class C	3,823	966	287
Class R2	289	59	133
Shareholder servicing fees:
Class A	5,165	824	736
Class B (a)	14	1	2
Class C	1,274	322	96
Class R2	145	30	66
Class R5	94	—	—
Institutional Class	—	328	—
Select Class	16,874	1,990	713
Custodian and accounting fees	387	139	20
Collateral management fees	—	2	—
Interest expense to affiliates	—	— (b)	—
Professional fees	246	146	35
Trustees’ and Chief Compliance Officer’s fees	106	15	6
Printing and mailing costs	1,456	147	68
Registration and filing fees	370	137	42
Transfer agent fees (See Note 2.I.)	255	46	143
Sub-transfer agent fees (See Note 2.I.)	5,159	548	996
Other	167	21	13

Total expenses	97,603	14,576	6,564

Less fees waived	(18,075)	(1,482)	(1,774)
Less earnings credits	— (b)	—	—
Less expense reimbursements	(52)	(9)	(368)

Net expenses	79,476	13,085	4,422

Net investment income (loss)	334,803	63,023	14,778

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	26,368	(3,261)	100
Futures	—	561	—
Foreign currency transactions	—	443	—
Swaps	—	(595)	—

Net realized gain (loss)	26,368	(2,852)	100

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(424,667)	(96,730)	(15,185)
Futures	—	570	—
Foreign currency translations	—	(115)	—
Swaps	—	(22)	—
Unfunded commitments	334	22	—

Change in net unrealized appreciation/depreciation	(424,333)	(96,275)	(15,185)

Net realized/unrealized gains (losses)	(397,965)	(99,127)	(15,085)

Change in net assets resulting from operations	$(63,162)	$(36,104)	$(307)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$308,853	$21,161	$8,101
Interest income from affiliates	—	2	—
Dividend income from non-affiliates	2,565	—	—
Dividend income from affiliates	101	12	67

Total investment income	311,519	21,175	8,168

EXPENSES:
Investment advisory fees	32,700	3,046	1,477
Administration fees	4,125	714	484
Distribution fees:
Class A	1,002	70	263
Class B (a)	9	—	— (b)
Class C	1,002	15	192
Class R2	27	— (b)	—
Shareholder servicing fees:
Class A	1,002	70	263
Class B (a)	3	—	— (b)
Class C	334	5	64
Class R2	13	— (b)	—
Class R5	18	3	—
Select Class	8,486	1,416	1,014
Custodian and accounting fees	83	93	38
Collateral management fees	—	11	—
Professional fees	100	49	45
Trustees’ and Chief Compliance Officer’s fees	46	7	5
Printing and mailing costs	858	2	42
Registration and filing fees	176	48	66
Transfer agent fees (See Note 2.I.)	502	9	17
Sub-transfer agent fees (See Note 2.I.)	3,258	93	120
Other	77	5	9

Total expenses	53,821	5,656	4,099

Less fees waived	(12,652)	(759)	(1,242)
Less earnings credits	(1)	—	—
Less expense reimbursements	(422)	(34)	— (b)

Net expenses	40,746	4,863	2,857

Net investment income (loss)	270,773	16,312	5,311

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(23,389)	(471)	(201)
Swaps	—	(2,915)	—

Net realized gain (loss)	(23,389)	(3,386)	(201)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(534,134)	(20,535)	(1,631)
Swaps	—	(13,070)	—

Change in net unrealized appreciation/depreciation	(534,134)	(33,605)	(1,631)

Net realized/unrealized gains (losses)	(557,523)	(36,991)	(1,832)

Change in net assets resulting from operations	$(286,750)	$(20,679)	$3,479

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	283

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration High Yield Fund	Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$42,698	$80,326	$5,781	$566
Dividend income from non-affiliates	— (a)	—	41	—
Dividend income from affiliates	48	2	2	—	(a)

Total investment income	42,746	80,328	5,824	566

EXPENSES:
Investment advisory fees	4,484	13,641	597	190
Administration fees	1,051	4,474	98	52
Distribution fees:
Class A	181	297	5	33
Class B (b)	—	1	—	—	(a)
Class C	32	445	1	—
Shareholder servicing fees:
Class A	181	297	5	33
Class B (b)	—	— (a)	—	—	(a)
Class C	11	148	— (a)	—
Select Class	1,303	9,666	198	126
Custodian and accounting fees	107	123	29	7
Professional fees	68	99	52	31
Trustees’ and Chief Compliance Officer’s fees	11	39	1	1
Printing and mailing costs	32	693	9	1
Registration and filing fees	46	164	25	22
Transfer agent fees (See Note 2.I.)	20	55	2	3
Sub-transfer agent fees (See Note 2.I.)	68	2,115	1	12
Other	24	54	3	3

Total expenses	7,619	32,311	1,026	514

Less fees waived	(3,394)	(5,073)	(309)	(195)
Less earnings credits	—	— (a)	—	—
Less expense reimbursements	—	— (a)	— (a)	—	(a)

Net expenses	4,225	27,238	717	319

Net investment income (loss)	38,521	53,090	5,107	247

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,558	5,655	(1,510)	38
Foreign currency transactions	—	—	8	—

Net realized gain (loss)	1,558	5,655	(1,502)	38

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(11,667)	(26,469)	(5,282)	65
Unfunded commitments	27	85	—	—

Change in net unrealized appreciation/depreciation	(11,640)	(26,384)	(5,282)	65

Net realized/unrealized gains (losses)	(10,082)	(20,729)	(6,784)	103

Change in net assets resulting from operations	$28,439	$32,361	$(1,677)	$350

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$334,803	$609,428	$63,023	$94,220
Net realized gain (loss)	26,368	28,085	(2,852)	28,422
Change in net unrealized appreciation/depreciation	(424,333)	437,884	(96,275)	26,174

Change in net assets resulting from operations	(63,162)	1,075,397	(36,104)	148,816

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(42,458)	(117,638)	(9,554)	(13,728)
From net realized gains	—	(5,971)	—	(3,621)
Class B (a)
From net investment income	(58)	(385)	(6)	(42)
From net realized gains	—	(26)	—	(10)
Class C
From net investment income	(7,147)	(18,211)	(2,790)	(6,015)
From net realized gains	—	(1,320)	—	(1,704)
Class R2
From net investment income	(1,044)	(2,424)	(296)	(446)
From net realized gains	—	(141)	—	(129)
Class R5
From net investment income	(4,525)	(9,271)	—	—
From net realized gains	—	(465)	—	—
Class R6
From net investment income	(131,489)	(205,056)	(16,384)	(16,657)
From net realized gains	—	(9,992)	—	(3,278)
Institutional Class
From net investment income	—	—	(10,299)	(12,717)
From net realized gains	—	—	—	(3,486)
Select Class
From net investment income	(151,603)	(274,739)	(23,896)	(44,527)
From net realized gains	—	(14,890)	—	(9,745)

Total distributions to shareholders	(338,324)	(660,529)	(63,225)	(116,105)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,376,388	4,873,014	524,714	1,365,683

NET ASSETS:
Change in net assets	974,902	5,287,882	425,385	1,398,394
Beginning of period	28,365,707	23,077,825	3,863,518	2,465,124

End of period	$29,340,609	$28,365,707	$4,288,903	$3,863,518

Accumulated undistributed (distributions in excess of) net investment income	$11,785	$15,306	$2,073	$2,275

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	285

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,778	$34,184	$270,773	$555,666
Net realized gain (loss)	100	47,654	(23,389)	105,485
Change in net unrealized appreciation/depreciation	(15,185)	(25,923)	(534,134)	(358,507)

Change in net assets resulting from operations	(307)	55,915	(286,750)	302,644

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(7,145)	(15,985)	(20,750)	(50,070)
From net realized gains	—	(12,215)	—	(18,104)
Class B (a)
From net investment income	(13)	(62)	(41)	(252)
From net realized gains	—	(66)	—	(101)
Class C
From net investment income	(652)	(1,302)	(6,122)	(14,294)
From net realized gains	—	(1,424)	—	(6,230)
Class R2
From net investment income	(589)	(1,069)	(264)	(542)
From net realized gains	—	(944)	—	(231)
Class R5
From net investment income	—	—	(1,958)	(4,898)
From net realized gains	—	—	—	(1,782)
Class R6
From net investment income	—	—	(58,650)	(122,551)
From net realized gains	—	—	—	(52,127)
Select Class
From net investment income	(7,812)	(14,374)	(180,479)	(375,155)
From net realized gains	—	(10,012)	—	(133,548)

Total distributions to shareholders	(16,211)	(57,453)	(268,264)	(779,885)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	19,959	(232,430)	(578,950)	(282,924)

NET ASSETS:
Change in net assets	3,441	(233,968)	(1,133,964)	(760,165)
Beginning of period	1,274,460	1,508,428	10,274,827	11,034,992

End of period	$1,277,901	$1,274,460	$9,140,863	$10,274,827

Accumulated undistributed (distributions in excess of) net investment income	$117	$1,550	$10,243	$7,734

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$16,312	$21,091	$5,311	$7,905
Net realized gain (loss)	(3,386)	3,932	(201)	202
Change in net unrealized appreciation/depreciation	(33,605)	(26,225)	(1,631)	3,701

Change in net assets resulting from operations	(20,679)	(1,202)	3,479	11,808

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(510)	(755)	(691)	(1,314)
Class B (a)
From net investment income	—	—	—	(1)
Class C
From net investment income	(24)	(29)	(36)	(116)
Class R2
From net investment income	(1)	(1)	—	—
Class R5
From net investment income	(129)	(173)	—	—
Class R6
From net investment income	(5,701)	(5,444)	(674)	(250)
Select Class
From net investment income	(11,121)	(15,400)	(3,752)	(5,774)

Total distributions to shareholders	(17,486)	(21,802)	(5,153)	(7,455)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(36,423)	293,513	355,934	123,361

NET ASSETS:
Change in net assets	(74,588)	270,509	354,260	127,714
Beginning of period	1,783,819	1,513,310	937,765	810,051

End of period	$1,709,231	$1,783,819	$1,292,025	$937,765

Accumulated undistributed (distributions in excess of) net investment income	$(1,623)	$(449)	$(50)	$(208)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	287

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38,521	$82,514	$53,090	$102,465
Net realized gain (loss)	1,558	3,617	5,655	6,240
Change in net unrealized appreciation/depreciation	(11,640)	17,451	(26,384)	(27,475)

Change in net assets resulting from operations	28,439	103,582	32,361	81,230

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,044)	(4,165)	(808)	(1,380)
From net realized gains	—	(144)	—	(134)
Class B (a)
From net investment income	—	—	— (b)	(1)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	(102)	(170)	(95)	(157)
From net realized gains	—	(8)	—	(76)
Class R6
From net investment income	(22,427)	(47,882)	(16,668)	(32,280)
From net realized gains	—	(1,456)	—	(1,707)
Select Class
From net investment income	(16,251)	(33,581)	(35,053)	(65,566)
From net realized gains	—	(1,080)	—	(4,604)

Total distributions to shareholders	(40,824)	(88,486)	(52,624)	(105,905)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(39,435)	(234,337)	(699,599)	111,157

NET ASSETS:
Change in net assets	(51,820)	(219,241)	(719,862)	86,482
Beginning of period	2,585,129	2,804,370	11,101,686	11,015,204

End of period	$2,533,309	$2,585,129	$10,381,824	$11,101,686

Accumulated undistributed (distributions in excess of) net investment income	$1,317	$3,620	$2,292	$1,826

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,107	$12,012	$247	$1,219
Net realized gain (loss)	(1,502)	(3,225)	38	411
Change in net unrealized appreciation/depreciation	(5,282)	(5,301)	65	(1,151)

Change in net assets resulting from operations	(1,677)	3,486	350	479

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(61)	(75)	(40)	(220)
From net realized gains	—	(1)	—	(102)
Class B (a)
From net investment income	—	—	—	— (b)
From net realized gains	—	—	—	— (b)
Class C
From net investment income	(5)	(8)	—	—
From net realized gains	—	— (b)	—	—
Class R6
From net investment income	(1,621)	(3,142)	—	—
From net realized gains	—	(34)	—	—
Select Class
From net investment income	(3,365)	(8,779)	(227)	(1,010)
From net realized gains	—	(123)	—	(360)

Total distributions to shareholders	(5,052)	(12,162)	(267)	(1,692)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(45,245)	20,173	(17,903)	(45,738)

NET ASSETS:
Change in net assets	(51,974)	11,497	(17,820)	(46,951)
Beginning of period	255,898	244,401	130,203	177,154

End of period	$203,924	$255,898	$112,383	$130,203

Accumulated undistributed (distributions in excess of) net investment income	$250	$195	$7	$27

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	289

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$587,628	$1,455,300	$212,419	$375,247
Distributions reinvested	38,926	116,962	9,163	16,543
Cost of shares redeemed	(1,938,969)	(1,858,712)	(126,265)	(134,001)
Conversion from Class B Shares	16,134	242	1,021	12

Change in net assets resulting from Class A capital transactions	$(1,296,281)	$(286,208)	$96,338	$257,801

Class B (a)
Proceeds from shares issued	$35	$67	$34	$153
Distributions reinvested	57	400	6	49
Cost of shares redeemed	(3,500)	(7,770)	(322)	(860)
Conversion to Class A Shares	(16,134)	(242)	(1,021)	(12)

Change in net assets resulting from Class B capital transactions	$(19,542)	$(7,545)	$(1,303)	$(670)

Class C
Proceeds from shares issued	$56,233	$108,054	$39,895	$61,325
Distributions reinvested	6,673	18,255	2,623	7,498
Cost of shares redeemed	(124,773)	(312,962)	(37,084)	(71,395)

Change in net assets resulting from Class C capital transactions	$(61,867)	$(186,653)	$5,434	$(2,572)

Class R2
Proceeds from shares issued	$14,493	$41,084	$14,817	$11,265
Distributions reinvested	970	2,284	217	431
Cost of shares redeemed	(23,199)	(36,991)	(5,272)	(4,802)

Change in net assets resulting from Class R2 capital transactions	$(7,736)	$6,377	$9,762	$6,894

Class R5
Proceeds from shares issued	$67,839	$154,586	$—	$—
Distributions reinvested	3,359	7,389	—	—
Cost of shares redeemed	(65,129)	(132,106)	—	—

Change in net assets resulting from Class R5 capital transactions	$6,069	$29,869	$—	$—

Class R6
Proceeds from shares issued	$1,975,085	$3,823,211	$340,262	$581,967
Distributions reinvested	126,406	206,740	14,219	13,357
Cost of shares redeemed	(862,238)	(1,235,227)	(119,501)	(98,169)

Change in net assets resulting from Class R6 capital transactions	$1,239,253	$2,794,724	$234,980	$497,155

Institutional Class
Proceeds from shares issued	$—	$—	$138,478	$407,091
Distributions reinvested	—	—	9,943	15,136
Cost of shares redeemed	—	—	(78,497)	(67,343)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$69,924	$354,884

Select Class
Proceeds from shares issued	$3,616,898	$5,113,990	$163,311	$267,052
Distributions reinvested	130,624	251,415	23,083	52,906
Cost of shares redeemed	(2,231,030)	(2,842,955)	(76,815)	(67,767)

Change in net assets resulting from Select Class capital transactions	$1,516,492	$2,522,450	$109,579	$252,191

Total change in net assets resulting from capital transactions	$1,376,388	$4,873,014	$524,714	$1,365,683

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Core Bond Fund		Core Plus Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	49,988	123,819	25,638	44,837
Reinvested	3,315	9,965	1,106	1,980
Redeemed	(164,316)	(158,234)	(15,248)	(16,031)
Conversion from Class B Shares	1,378	21	123	1

Change in Class A Shares	(109,635)	(24,429)	11,619	30,787

Class B (a)
Issued	3	7	1	19
Reinvested	5	34	1	6
Redeemed	(298)	(662)	(39)	(103)
Conversion to Class A Shares	(1,378)	(21)	(122)	(1)

Change in Class B Shares	(1,668)	(642)	(159)	(79)

Class C
Issued	4,753	9,196	4,638	7,289
Reinvested	565	1,547	315	894
Redeemed	(10,561)	(26,560)	(4,451)	(8,506)

Change in Class C Shares	(5,243)	(15,817)	502	(323)

Class R2
Issued	1,234	3,507	1,797	1,347
Reinvested	83	195	26	51
Redeemed	(1,977)	(3,156)	(631)	(574)

Change in Class R2 Shares	(660)	546	1,192	824

Class R5
Issued	5,780	13,196	—	—
Reinvested	287	630	—	—
Redeemed	(5,550)	(11,259)	—	—

Change in Class R5 Shares	517	2,567	—	—

Class R6
Issued	167,812	324,582	41,691	69,757
Reinvested	10,771	17,592	1,716	1,598
Redeemed	(73,545)	(105,096)	(14,438)	(11,693)

Change in Class R6 Shares	105,038	237,078	28,969	59,662

Institutional Class
Issued	—	—	16,463	48,549
Reinvested	—	—	1,199	1,809
Redeemed	—	—	(9,436)	(8,038)

Change in Institutional Class Shares	—	—	8,226	42,320

Select Class
Issued	307,659	436,016	18,922	31,956
Reinvested	11,144	21,425	2,788	6,336
Redeemed	(190,003)	(242,023)	(9,252)	(8,081)

Change in Select Class Shares	128,800	215,418	12,458	30,211

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	291

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$129,460	$231,623	$144,293	$458,894
Distributions reinvested	3,986	17,205	17,873	59,910
Cost of shares redeemed	(128,918)	(346,353)	(240,773)	(711,595)
Conversion from Class B Shares	2,720	115	3,096	90

Change in net assets resulting from Class A capital transactions	$7,248	$(97,410)	$(75,511)	$(192,701)

Class B (a)
Proceeds from shares issued	$30	$34	$43	$168
Distributions reinvested	11	106	38	320
Cost of shares redeemed	(671)	(1,310)	(1,333)	(2,058)
Conversion to Class A Shares	(2,720)	(115)	(3,096)	(90)

Change in net assets resulting from Class B capital transactions	$(3,350)	$(1,285)	$(4,348)	$(1,660)

Class C
Proceeds from shares issued	$7,759	$13,435	$13,700	$46,625
Distributions reinvested	500	2,149	5,615	18,761
Cost of shares redeemed	(11,201)	(24,219)	(39,989)	(87,665)

Change in net assets resulting from Class C capital transactions	$(2,942)	$(8,635)	$(20,674)	$(22,279)

Class R2
Proceeds from shares issued	$9,944	$27,546	$1,787	$3,931
Distributions reinvested	380	1,252	217	619
Cost of shares redeemed	(11,240)	(25,127)	(1,613)	(4,518)

Change in net assets resulting from Class R2 capital transactions	$(916)	$3,671	$391	$32

Class R5
Proceeds from shares issued	$—	$—	$11,341	$27,913
Distributions reinvested	—	—	1,812	6,295
Cost of shares redeemed	—	—	(18,433)	(56,818)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$(5,280)	$(22,610)

Class R6
Proceeds from shares issued	$—	$—	$330,791	$813,918
Distributions reinvested	—	—	51,447	150,119
Cost of shares redeemed	—	—	(115,509)	(1,070,798)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$266,729	$(106,761)

Select Class
Proceeds from shares issued	$85,950	$192,177	$713,867	$2,850,553
Distributions reinvested	6,096	18,625	119,345	328,352
Cost of shares redeemed	(72,127)	(339,573)	(1,573,469)	(3,115,850)

Change in net assets resulting from Select Class capital transactions	$19,919	$(128,771)	$(740,257)	$63,055

Total change in net assets resulting from capital transactions	$19,959	$(232,430)	$(578,950)	$(282,924)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Government Bond Fund		High Yield Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	11,853	20,945	18,946	58,200
Reinvested	364	1,561	2,374	7,700
Redeemed	(11,791)	(31,326)	(31,803)	(90,144)
Conversion from Class B Shares	249	10	407	11

Change in Class A Shares	675	(8,810)	(10,076)	(24,233)

Class B (a)
Issued	3	3	6	21
Reinvested	1	9	5	41
Redeemed	(62)	(119)	(174)	(260)
Conversion to Class A Shares	(249)	(10)	(406)	(11)

Change in Class B Shares	(307)	(117)	(569)	(209)

Class C
Issued	709	1,221	1,801	5,843
Reinvested	46	196	745	2,413
Redeemed	(1,027)	(2,201)	(5,280)	(11,129)

Change in Class C Shares	(272)	(784)	(2,734)	(2,873)

Class R2
Issued	910	2,490	236	499
Reinvested	35	114	29	80
Redeemed	(1,030)	(2,275)	(215)	(575)

Change in Class R2 Shares	(85)	329	50	4

Class R5
Issued	—	—	1,485	3,496
Reinvested	—	—	239	803
Redeemed	—	—	(2,414)	(7,115)

Change in Class R5 Shares	—	—	(690)	(2,816)

Class R6
Issued	—	—	43,325	102,265
Reinvested	—	—	6,811	19,262
Redeemed	—	—	(15,283)	(136,937)

Change in Class R6 Shares	—	—	34,853	(15,410)

Select Class
Issued	7,856	17,407	93,509	361,698
Reinvested	558	1,691	15,761	41,959
Redeemed	(6,597)	(30,800)	(207,892)	(391,756)

Change in Select Class Shares	1,817	(11,702)	(98,622)	11,901

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	293

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,358	$13,756	$53,842	$97,098
Distributions reinvested	510	754	664	1,248
Cost of shares redeemed	(14,830)	(22,149)	(42,520)	(80,844)
Conversion from Class B Shares	—	—	122	3

Change in net assets resulting from Class A capital transactions	$(4,962)	$(7,639)	$12,108	$17,505

Class B (a)
Proceeds from shares issued	$—	$—	$4	$7
Distributions reinvested	—	—	—	1
Cost of shares redeemed	—	—	(86)	(61)
Conversion to Class A Shares	—	—	(122)	(3)

Change in net assets resulting from Class B capital transactions	$—	$—	$(204)	$(56)

Class C
Proceeds from shares issued	$284	$800	$5,035	$13,443
Distributions reinvested	24	29	34	113
Cost of shares redeemed	(1,047)	(1,569)	(9,964)	(17,701)

Change in net assets resulting from Class C capital transactions	$(739)	$(740)	$(4,895)	$(4,145)

Class R2
Proceeds from shares issued	$71	$9	$—	$—
Distributions reinvested	1	1	—	—
Cost of shares redeemed	(37)	(53)	—	—

Change in net assets resulting from Class R2 capital transactions	$35	$(43)	$—	$—

Class R5
Proceeds from shares issued	$945	$1,230	$—	$—
Distributions reinvested	129	173	—	—
Cost of shares redeemed	(724)	(1,392)	—	—

Change in net assets resulting from Class R5 capital transactions	$350	$11	$—	$—

Class R6
Proceeds from shares issued	$53,789	$190,068	$151,756	$31,791
Distributions reinvested	5,478	5,439	495	242
Cost of shares redeemed	(11,383)	(22,369)	(33,065)	(8,084)

Change in net assets resulting from Class R6 capital transactions	$47,884	$173,138	$119,186	$23,949

Select Class
Proceeds from shares issued	$84,739	$383,233	$283,750	$231,729
Distributions reinvested	6,998	10,068	3,389	5,329
Cost of shares redeemed	(170,728)	(264,515)	(57,400)	(150,950)

Change in net assets resulting from Select Class capital transactions	$(78,991)	$128,786	$229,739	$86,108

Total change in net assets resulting from capital transactions	$(36,423)	$293,513	$355,934	$123,361

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	904	1,317	5,375	9,715
Reinvested	50	72	66	125
Redeemed	(1,441)	(2,123)	(4,245)	(8,088)
Conversion from Class B Shares	—	—	12	— (a)

Change in Class A Shares	(487)	(734)	1,208	1,752

Class B (b)
Issued	—	—	— (a)	2
Reinvested	—	—	—	— (a)
Redeemed	—	—	(9)	(7)
Conversion to Class A Shares	—	—	(12)	— (a)

Change in Class B Shares	—	—	(21)	(5)

Class C
Issued	28	77	508	1,358
Reinvested	2	3	4	12
Redeemed	(102)	(150)	(1,006)	(1,790)

Change in Class C Shares	(72)	(70)	(494)	(420)

Class R2
Issued	8	— (a)	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(4)	(5)	—	—

Change in Class R2 Shares	4	(5)	—	—

Class R5
Issued	92	119	—	—
Reinvested	12	16	—	—
Redeemed	(70)	(133)	—	—

Change in Class R5 Shares	34	2	—	—

Class R6
Issued	5,222	18,212	15,123	3,171
Reinvested	534	517	49	24
Redeemed	(1,109)	(2,143)	(3,296)	(807)

Change in Class R6 Shares	4,647	16,586	11,876	2,388

Select Class
Issued	8,236	36,630	28,317	23,173
Reinvested	683	958	339	533
Redeemed	(16,628)	(25,396)	(5,730)	(15,088)

Change in Select Class Shares	(7,709)	12,192	22,926	8,618

(a)	Amount rounds to less than 1,000 shares.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	295

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$46,873	$50,428	$378,306	$114,930
Distributions reinvested	2,011	4,209	768	1,429
Cost of shares redeemed	(25,910)	(66,432)	(49,293)	(130,192)
Conversion from Class B Shares	—	—	363	30

Change in net assets resulting from Class A capital transactions	$22,974	$(11,795)	$330,144	$(13,803)

Class B (a)
Proceeds from shares issued	$—	$—	$35	$63
Distributions reinvested	—	—	— (b)	1
Cost of shares redeemed	—	—	(151)	(363)
Conversion to Class A Shares	—	—	(363)	(30)

Change in net assets resulting from Class B capital transactions	$—	$—	$(479)	$(329)

Class C
Proceeds from shares issued	$2,499	$3,545	$7,135	$24,472
Distributions reinvested	99	178	93	227
Cost of shares redeemed	(1,338)	(2,374)	(18,483)	(54,883)

Change in net assets resulting from Class C capital transactions	$1,260	$1,349	$(11,255)	$(30,184)

Class R6
Proceeds from shares issued	$90,773	$187,238	$847,771	$2,103,943
Distributions reinvested	20,709	45,595	10,132	18,634
Cost of shares redeemed	(167,517)	(447,902)	(1,135,349)	(1,965,924)

Change in net assets resulting from Class R6 capital transactions	$(56,035)	$(215,069)	$(277,446)	$156,653

Select Class
Proceeds from shares issued	$128,691	$279,405	$908,582	$2,410,303
Distributions reinvested	10,932	22,770	21,548	39,200
Cost of shares redeemed	(147,257)	(310,997)	(1,670,693)	(2,450,683)

Change in net assets resulting from Select Class capital transactions	$(7,634)	$(8,822)	$(740,563)	$(1,180)

Total change in net assets resulting from capital transactions	$(39,435)	$(234,337)	$(699,599)	$111,157

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	4,031	4,336	34,850	10,554
Reinvested	173	362	71	132
Redeemed	(2,225)	(5,711)	(4,531)	(11,955)
Conversion from Class B Shares	—	—	33	3

Change in Class A Shares	1,979	(1,013)	30,423	(1,266)

Class B (a)
Issued	—	—	4	5
Reinvested	—	—	— (b)	— (b)
Redeemed	—	—	(14)	(33)
Conversion to Class A Shares	—	—	(33)	(3)

Change in Class B Shares	—	—	(43)	(31)

Class C
Issued	220	312	653	2,234
Reinvested	9	16	8	21
Redeemed	(118)	(209)	(1,689)	(5,011)

Change in Class C Shares	111	119	(1,028)	(2,756)

Class R6
Issued	7,979	16,445	77,802	192,974
Reinvested	1,824	4,015	930	1,710
Redeemed	(14,714)	(39,388)	(104,248)	(180,305)

Change in Class R6 Shares	(4,911)	(18,928)	(25,516)	14,379

Select Class
Issued	11,317	24,577	83,388	221,070
Reinvested	962	2,005	1,979	3,598
Redeemed	(12,951)	(27,357)	(153,425)	(224,755)

Change in Select Class Shares	(672)	(775)	(68,058)	(87)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	297

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$12,009	$1,301	$3,782	$4,098
Distributions reinvested	61	76	40	304
Cost of shares redeemed	(10,238)	(770)	(4,705)	(21,843)
Conversion from Class B Shares	—	—	— (a)	— (a)

Change in net assets resulting from Class A capital transactions	$1,832	$607	$(883)	$(17,441)

Class B (b)
Proceeds from shares issued	$—	$—	$— (a)	$—
Distributions reinvested	—	—	—	— (a)
Cost of shares redeemed	—	—	(36)	(144)
Conversion to Class A Shares	—	—	— (a)	— (a)

Change in net assets resulting from Class B capital transactions	$—	$—	$(36)	$(144)

Class C
Proceeds from shares issued	$157	$268	$—	$—
Distributions reinvested	5	8	—	—
Cost of shares redeemed	(213)	(1)	—	—

Change in net assets resulting from Class C capital transactions	$(51)	$275	$—	$—

Class R6
Proceeds from shares issued	$955	$73,530	$—	$—
Distributions reinvested	— (a)	3	—	—
Cost of shares redeemed	(31,669)	(32,687)	—	—

Change in net assets resulting from Class R6 capital transactions	$(30,714)	$40,846	$—	$—

Select Class
Proceeds from shares issued	$27,089	$152,218	$7,269	$15,423
Distributions reinvested	597	1,274	149	964
Cost of shares redeemed	(43,998)	(175,047)	(24,402)	(44,540)

Change in net assets resulting from Select Class capital transactions	$(16,312)	$(21,555)	$(16,984)	$(28,153)

Total change in net assets resulting from capital transactions	$(45,245)	$20,173	$(17,903)	$(45,738)

(a)	Amount rounds to less than $1,000.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Short Duration High Yield Fund		Treasury & Agency Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	1,236	130	400	434
Reinvested	6	8	4	32
Redeemed	(1,063)	(78)	(498)	(2,311)
Conversion from Class B Shares	—	—	— (a)	— (a)

Change in Class A Shares	179	60	(94)	(1,845)

Class B (b)
Reinvested	—	—	—	— (a)
Redeemed	—	—	(4)	(15)
Conversion to Class A Shares	—	—	— (a)	— (a)

Change in Class B Shares	—	—	(4)	(15)

Class C
Issued	16	27	—	—
Reinvested	1	1	—	—
Redeemed	(22)	— (a)	—	—

Change in Class C Shares	(5)	28	—	—

Class R6
Issued	99	7,390	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(3,298)	(3,323)	—	—

Change in Class R6 Shares	(3,199)	4,067	—	—

Select Class
Issued	2,800	15,280	771	1,633
Reinvested	62	129	16	102
Redeemed	(4,528)	(17,673)	(2,590)	(4,717)

Change in Select Class Shares	(1,666)	(2,264)	(1,803)	(2,982)

(a)	Amount rounds to less than 1,000 shares.
(b)	All remaining Class B Shares converted to Class A Shares on June 19, 2015. Prior year amounts, related to the conversion of Class B Shares to Class A Shares, have been reclassified to conform to the current year presentation.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	299

STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015

(Amounts in thousands)

Core Plus Bond Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(36,104)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(2,109,159)
Proceeds from disposition of investment securities	1,422,656
Proceeds of short-term investments — affiliates, net	144,790
Change in unrealized (appreciation)/depreciation on investments	96,730
Net realized (gain)/loss on swaps	3,261
Net amortization (accretion) of income	7,747
Increase in interest and dividends receivable from non-affiliates	(3,828)
Increase in dividends receivable from affiliates	(1)
Increase in variation margin receivable	(6)
Decrease in unrealized appreciation on forward foreign currency exchange contracts	119
Increase in tax reclaims receivable	(8)
Decrease in other assets	78
Increase in variation margin payable	11
Increase in unrealized depreciation on forward foreign currency exchange contracts	15
Increase in investment advisory fees payable	284
Increase in administration fees payable	75
Increase in distribution fees payable	42
Increase in shareholder servicing fees payable	52
Decrease in custodian and accounting fees payable	(22)
Decrease in Trustees’ and Chief Compliance Office fees payable	(3)
Decrease in collateral management fee payable	(3)
Decrease in transfer agent fees payable	(171)
Increase in sub-transfer agent fees payable	120
Decrease in other accrued expenses payable	(58)

Net cash provided (used) by operating activities	(473,383)

Cash flows provided (used) by financing activities:
Due from Custodian	3,016
Proceeds from shares issued	897,418
Payment for shares redeemed	(423,811)
Cash distributions paid to shareholders (net of reinvestments of $59,254)	(3,971)

Net cash provided (used) by financing activities	472,652

Net decrease in cash	(731)

Cash:
Beginning of period (including foreign currency of $135)	799

End of period (including foreign currency of $68)	$68

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Limited Duration Bond Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase in net assets resulting from operations	$3,479

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(433,928)
Proceeds from disposition of investment securities	137,923
Purchases of short-term investments — affiliates, net	(47,081)
Change in unrealized (appreciation)/depreciation on investments	1,631
Net realized (gain)/loss on investments	201
Net amortization (accretion) of income	39
Increase in interest and dividends receivable from non-affiliates	(452)
Increase in dividends receivable from affiliates	(9)
Increase in investment advisory fees payable	74
Increase in administration fees payable	21
Increase in distribution fees payable	62
Increase in shareholder servicing fees payable	4
Decrease in custodian and accounting fees payable	(4)
Decrease in trustees’ and chief compliance office fees payable	— (a)
Decrease in transfer agent fees payable	(68)
Increase in other accrued expenses payable	79

Net cash provided (used) by operating activities	(338,029)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	478,857
Payment for shares redeemed	(142,134)
Cash distributions paid to shareholders (net of reinvestments of $4,582)	(571)

Net cash provided (used) by financing activities	336,152

Net decrease in cash	(1,877)

Cash:
Beginning of period	1,886

End of period	$9

(a)	Amount rounds to less than $1,000.

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	301

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$11.84	$0.12		$(0.17)	$(0.05)	$(0.12)	$—	$(0.12)
Year Ended February 28, 2015	11.65	0.27	(f)	0.20	0.47	(0.27)	(0.01)	(0.28)
Year Ended February 28, 2014	12.02	0.30	(f)	(0.32)	(0.02)	(0.29)	(0.06)	(0.35)
Year Ended February 28, 2013	11.93	0.32	(f)	0.11	0.43	(0.32)	(0.02)	(0.34)
Year Ended February 29, 2012	11.46	0.40	(f)	0.49	0.89	(0.40)	(0.02)	(0.42)
Year Ended February 28, 2011	11.23	0.42	(f)	0.22	0.64	(0.41)	—	(0.41)
Class C
Six Months Ended August 31, 2015 (Unaudited)	11.90	0.09		(0.17)	(0.08)	(0.08)	—	(0.08)
Year Ended February 28, 2015	11.71	0.19	(f)	0.21	0.40	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2014	12.07	0.22	(f)	(0.31)	(0.09)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2013	11.98	0.25	(f)	0.10	0.35	(0.24)	(0.02)	(0.26)
Year Ended February 29, 2012	11.51	0.33	(f)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(f)	0.23	0.57	(0.34)	—	(0.34)
Class R2
Six Months Ended August 31, 2015 (Unaudited)	11.82	0.11		(0.16)	(0.05)	(0.11)	—	(0.11)
Year Ended February 28, 2015	11.63	0.24	(f)	0.20	0.44	(0.24)	(0.01)	(0.25)
Year Ended February 28, 2014	12.00	0.27	(f)	(0.32)	(0.05)	(0.26)	(0.06)	(0.32)
Year Ended February 28, 2013	11.91	0.29	(f)	0.11	0.40	(0.29)	(0.02)	(0.31)
Year Ended February 29, 2012	11.45	0.37	(f)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(f)	0.22	0.61	(0.38)	—	(0.38)
Class R5
Six Months Ended August 31, 2015 (Unaudited)	11.82	0.14		(0.17)	(0.03)	(0.14)	—	(0.14)
Year Ended February 28, 2015	11.63	0.30	(f)	0.21	0.51	(0.31)	(0.01)	(0.32)
Year Ended February 28, 2014	12.00	0.33	(f)	(0.31)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.91	0.36	(f)	0.10	0.46	(0.35)	(0.02)	(0.37)
Year Ended February 29, 2012	11.44	0.43	(f)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(f)	0.22	0.67	(0.44)	—	(0.44)
Class R6 (g)
Six Months Ended August 31, 2015 (Unaudited)	11.84	0.15		(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended February 28, 2015	11.65	0.31	(f)	0.21	0.52	(0.32)	(0.01)	(0.33)
Year Ended February 28, 2014	12.02	0.34	(f)	(0.32)	0.02	(0.33)	(0.06)	(0.39)
Year Ended February 28, 2013	11.92	0.36	(f)	0.12	0.48	(0.36)	(0.02)	(0.38)
Year Ended February 29, 2012	11.46	0.44	(f)	0.48	0.92	(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(f)	0.23	0.69	(0.45)	—	(0.45)
Select Class
Six Months Ended August 31, 2015 (Unaudited)	11.83	0.13		(0.16)	(0.03)	(0.13)	—	(0.13)
Year Ended February 28, 2015	11.64	0.28	(f)	0.21	0.49	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	12.01	0.32	(f)	(0.32)	— (h)	(0.31)	(0.06)	(0.37)
Year Ended February 28, 2013	11.92	0.34	(f)	0.11	0.45	(0.34)	(0.02)	(0.36)
Year Ended February 29, 2012	11.45	0.42	(f)	0.49	0.91	(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(f)	0.22	0.66	(0.43)	—	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.
(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.67	(0.40)%	$3,684,786	0.74%	2.07%	0.97%	10%
11.84	4.16	5,034,237	0.74	2.27	0.96	15
11.65	(0.08)	5,237,738	0.75	2.52	0.97	15
12.02	3.56	6,347,063	0.74	2.68	0.97	15
11.93	7.89	5,937,341	0.75	3.40	0.98	20
11.46	5.75	3,982,404	0.74	3.62	0.97	24

11.74	(0.64)	972,093	1.38	1.42	1.45	10
11.90	3.45	1,047,962	1.39	1.62	1.46	15
11.71	(0.69)	1,216,032	1.40	1.84	1.47	15
12.07	2.91	2,549,712	1.39	2.03	1.47	15
11.98	7.15	2,400,830	1.40	2.76	1.48	20
11.51	5.04	2,181,719	1.39	2.97	1.47	24

11.66	(0.45)	109,029	0.99	1.82	1.33	10
11.82	3.90	118,352	0.99	2.01	1.24	15
11.63	(0.33)	110,094	1.00	2.28	1.23	15
12.00	3.32	112,812	0.99	2.40	1.22	15
11.91	7.54	67,044	1.00	3.14	1.23	20
11.45	5.51	37,096	0.99	3.36	1.22	24

11.65	(0.23)	361,848	0.44	2.37	0.53	10
11.82	4.49	360,868	0.44	2.56	0.52	15
11.63	0.21	325,239	0.45	2.84	0.53	15
12.00	3.87	286,302	0.44	2.96	0.52	15
11.91	8.21	190,711	0.45	3.70	0.53	20
11.44	6.06	123,327	0.44	3.91	0.51	24

11.68	(0.10)	10,646,402	0.34	2.47	0.40	10
11.84	4.53	9,552,192	0.38	2.62	0.44	15
11.65	0.24	6,635,284	0.40	2.90	0.48	15
12.02	3.98	5,132,037	0.39	3.01	0.47	15
11.92	8.16	3,221,144	0.40	3.75	0.48	20
11.46	6.22	2,334,504	0.39	3.98	0.47	24

11.67	(0.23)	13,566,451	0.57	2.24	0.70	10
11.83	4.32	12,232,357	0.57	2.43	0.71	15
11.64	0.08	9,526,541	0.58	2.68	0.72	15
12.01	3.73	14,911,091	0.57	2.84	0.72	15
11.92	8.09	12,717,750	0.58	3.58	0.73	20
11.45	5.96	10,523,393	0.57	3.79	0.72	24

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	303

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$8.40	$0.12	(f)	$(0.20)	$(0.08)	$(0.12)	$—		$(0.12)
Year Ended February 28, 2015	8.31	0.27	(g)	0.15	0.42	(0.27)	(0.06)		(0.33)
Year Ended February 28, 2014	8.49	0.30	(g)	(0.12)	0.18	(0.30)	(0.06)		(0.36)
Year Ended February 28, 2013	8.38	0.31	(g)	0.10	0.41	(0.30)	—	(h)	(0.30)
Year Ended February 29, 2012	8.19	0.38	(g)	0.19	0.57	(0.38)	—	(h)	(0.38)
Year Ended February 28, 2011	7.85	0.37	(g)	0.34	0.71	(0.37)	—		(0.37)
Class C
Six Months Ended August 31, 2015 (Unaudited)	8.44	0.09	(f)	(0.20)	(0.11)	(0.09)	—		(0.09)
Year Ended February 28, 2015	8.35	0.22	(g)	0.14	0.36	(0.21)	(0.06)		(0.27)
Year Ended February 28, 2014	8.52	0.24	(g)	(0.11)	0.13	(0.24)	(0.06)		(0.30)
Year Ended February 28, 2013	8.42	0.26	(g)	0.09	0.35	(0.25)	—	(h)	(0.25)
Year Ended February 29, 2012	8.23	0.33	(g)	0.19	0.52	(0.33)	—	(h)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(g)	0.35	0.67	(0.32)	—		(0.32)
Class R2
Six Months Ended August 31, 2015 (Unaudited)	8.39	0.10	(f)	(0.19)	(0.09)	(0.10)	—		(0.10)
Year Ended February 28, 2015	8.30	0.23	(g)	0.15	0.38	(0.23)	(0.06)		(0.29)
Year Ended February 28, 2014	8.48	0.26	(g)	(0.12)	0.14	(0.26)	(0.06)		(0.32)
Year Ended February 28, 2013	8.38	0.28	(g)	0.09	0.37	(0.27)	—	(h)	(0.27)
Year Ended February 29, 2012	8.20	0.35	(g)	0.18	0.53	(0.35)	—	(h)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(g)	0.35	0.69	(0.34)	—		(0.34)
Class R6 (i)
Six Months Ended August 31, 2015 (Unaudited)	8.40	0.14	(f)	(0.21)	(0.07)	(0.13)	—		(0.13)
Year Ended February 28, 2015	8.31	0.29	(g)	0.15	0.44	(0.29)	(0.06)		(0.35)
Year Ended February 28, 2014	8.49	0.33	(g)	(0.12)	0.21	(0.33)	(0.06)		(0.39)
Year Ended February 28, 2013	8.38	0.34	(g)	0.10	0.44	(0.33)	—	(h)	(0.33)
Year Ended February 29, 2012	8.19	0.41	(g)	0.19	0.60	(0.41)	—	(h)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(g)	0.34	0.74	(0.40)	—		(0.40)
Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	8.40	0.13	(f)	(0.19)	(0.06)	(0.13)	—		(0.13)
Year Ended February 28, 2015	8.32	0.28	(g)	0.15	0.43	(0.29)	(0.06)		(0.35)
Year Ended February 28, 2014	8.49	0.32	(g)	(0.11)	0.21	(0.32)	(0.06)		(0.38)
Year Ended February 28, 2013	8.39	0.33	(g)	0.10	0.43	(0.33)	—	(h)	(0.33)
Year Ended February 29, 2012	8.20	0.40	(g)	0.20	0.60	(0.41)	—	(h)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(g)	0.34	0.74	(0.39)	—		(0.39)
Select Class
Six Months Ended August 31, 2015 (Unaudited)	8.39	0.12	(f)	(0.18)	(0.06)	(0.13)	—		(0.13)
Year Ended February 28, 2015	8.30	0.28	(g)	0.14	0.42	(0.27)	(0.06)		(0.33)
Year Ended February 28, 2014	8.48	0.30	(g)	(0.11)	0.19	(0.31)	(0.06)		(0.37)
Year Ended February 28, 2013	8.38	0.32	(g)	0.09	0.41	(0.31)	—	(h)	(0.31)
Year Ended February 29, 2012	8.19	0.39	(g)	0.19	0.58	(0.39)	—	(h)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(g)	0.34	0.72	(0.38)	—		(0.38)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Calculated based upon average shares outstanding.
(h)	Amount rounds to less than $0.01.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$8.20	(0.96)%	$677,937	0.75%	2.89	%(f)	1.00%	36%
8.40	5.10	596,507	0.74	3.18		0.97	52
8.31	2.12	334,499	0.75	3.54		0.95	25
8.49	5.06	568,987	0.73	3.67		0.95	25
8.38	7.19	424,254	0.75	4.63		0.97	23
8.19	9.23	327,106	0.73	4.62		0.97	22

8.24	(1.30)	253,093	1.40	2.23	(f)	1.47	36
8.44	4.37	254,815	1.39	2.58		1.46	52
8.35	1.54	254,763	1.40	2.88		1.45	25
8.52	4.27	559,441	1.38	3.02		1.45	25
8.42	6.48	398,777	1.40	3.97		1.47	23
8.23	8.63	287,042	1.38	3.97		1.47	22

8.20	(1.04)	28,434	1.15	2.48	(f)	1.36	36
8.39	4.70	19,108	1.14	2.79		1.31	52
8.30	1.72	12,063	1.15	3.16		1.20	25
8.48	4.56	9,675	1.13	3.25		1.20	25
8.38	6.66	927	1.15	4.21		1.22	23
8.20	8.93	357	1.13	4.22		1.22	22

8.20	(0.79)	1,049,372	0.39	3.24	(f)	0.41	36
8.40	5.44	830,958	0.39	3.48		0.43	52
8.31	2.48	326,452	0.40	3.92		0.45	25
8.49	5.40	243,671	0.39	3.99		0.45	25
8.38	7.57	64,170	0.39	5.01		0.46	23
8.19	9.60	158,216	0.38	4.92		0.47	22

8.21	(0.71)	671,802	0.48	3.15		0.54	36
8.40	5.24	618,643	0.48	3.39		0.54	52
8.32	2.51	260,210	0.49	3.86		0.56	25
8.49	5.20	51,964	0.47	3.94		0.55	25
8.39	7.47	39,168	0.48	4.90		0.57	23
8.20	9.63	27,374	0.47	4.93		0.57	22

8.20	(0.78)	1,608,265	0.65	2.99	(f)	0.68	36
8.39	5.20	1,542,145	0.64	3.32		0.69	52
8.30	2.23	1,275,145	0.65	3.66		0.70	25
8.48	5.05	1,516,099	0.63	3.78		0.70	25
8.38	7.28	1,340,341	0.64	4.74		0.72	23
8.19	9.35	1,260,849	0.63	4.75		0.72	22

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	305

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$11.02	$0.12	$(0.13)	$(0.01)	$(0.13)	$—	$(0.13)
Year Ended February 28, 2015	11.03	0.27	0.19	0.46	(0.26)	(0.21)	(0.47)
Year Ended February 28, 2014	11.56	0.29	(0.47)	(0.18)	(0.30)	(0.05)	(0.35)
Year Ended February 28, 2013	11.55	0.30	0.01	0.31	(0.30)	—	(0.30)
Year Ended February 29, 2012	10.81	0.38	0.76	1.14	(0.38)	(0.02)	(0.40)
Year Ended February 28, 2011	10.70	0.39	0.11	0.50	(0.39)	—	(0.39)

Class C
Six Months Ended August 31, 2015 (Unaudited)	10.98	0.08	(0.13)	(0.05)	(0.09)	—	(0.09)
Year Ended February 28, 2015	10.99	0.19	0.19	0.38	(0.18)	(0.21)	(0.39)
Year Ended February 28, 2014	11.52	0.20	(0.47)	(0.27)	(0.21)	(0.05)	(0.26)
Year Ended February 28, 2013	11.51	0.22	— (f)	0.22	(0.21)	—	(0.21)
Year Ended February 29, 2012	10.78	0.30	0.75	1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31	0.12	0.43	(0.31)	—	(0.31)

Class R2
Six Months Ended August 31, 2015 (Unaudited)	11.01	0.11	(0.13)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2015	11.02	0.25	0.18	0.43	(0.23)	(0.21)	(0.44)
Year Ended February 28, 2014	11.55	0.26	(0.47)	(0.21)	(0.27)	(0.05)	(0.32)
Year Ended February 28, 2013	11.54	0.28	— (f)	0.28	(0.27)	—	(0.27)
Year Ended February 29, 2012	10.80	0.35	0.76	1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37	0.11	0.48	(0.37)	—	(0.37)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	11.02	0.14	(0.14)	— (f)	(0.15)	—	(0.15)
Year Ended February 28, 2015	11.03	0.31	0.18	0.49	(0.29)	(0.21)	(0.50)
Year Ended February 28, 2014	11.56	0.32	(0.48)	(0.16)	(0.32)	(0.05)	(0.37)
Year Ended February 28, 2013	11.54	0.33	0.02	0.35	(0.33)	—	(0.33)
Year Ended February 29, 2012	10.80	0.41	0.76	1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42	0.11	0.53	(0.42)	—	(0.42)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.88	(0.05)%	$583,628	0.75%	2.23%	1.12%	2%
11.02	4.23	583,764	0.75	2.47	1.09	18
11.03	(1.60)	681,612	0.74	2.55	1.05	5
11.56	2.67	777,517	0.74	2.61	1.01	12
11.55	10.67	615,219	0.74	3.33	1.03	15
10.81	4.69	474,402	0.74	3.56	0.99	18

10.84	(0.42)	73,536	1.48	1.50	1.53	2
10.98	3.47	77,471	1.48	1.74	1.57	18
10.99	(2.35)	86,180	1.47	1.80	1.54	5
11.52	1.94	186,164	1.47	1.89	1.51	12
11.51	9.81	201,498	1.47	2.61	1.53	15
10.78	4.02	171,114	1.47	2.83	1.49	18

10.87	(0.16)	52,170	1.00	1.98	1.42	2
11.01	3.95	53,792	1.00	2.21	1.37	18
11.02	(1.84)	50,214	0.99	2.31	1.30	5
11.55	2.44	49,501	0.99	2.34	1.26	12
11.54	10.41	25,147	0.99	3.07	1.28	15
10.80	4.45	15,782	0.99	3.28	1.24	18

10.87	0.01	568,567	0.48	2.50	0.81	2
11.02	4.51	556,051	0.48	2.74	0.82	18
11.03	(1.36)	685,750	0.47	2.82	0.80	5
11.56	3.02	859,946	0.47	2.88	0.76	12
11.54	10.96	769,531	0.47	3.62	0.78	15
10.80	4.97	809,433	0.47	3.83	0.74	18

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	307

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$7.71	$0.20		$(0.43)	$(0.23)	$(0.20)	$—	$(0.20)	$—
Year Ended February 28, 2015	8.08	0.41	(f)	(0.19)	0.22	(0.42)	(0.17)	(0.59)	—
Year Ended February 28, 2014	8.17	0.47	(f)	0.12	0.59	(0.47)	(0.21)	(0.68)	—
Year Ended February 28, 2013	7.89	0.51	(f)	0.32	0.83	(0.50)	(0.05)	(0.55)	—
Year Ended February 29, 2012	8.33	0.55	(f)	(0.27)	0.28	(0.56)	(0.16)	(0.72)	—	(g)
Year Ended February 28, 2011	7.72	0.63	(f)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(g)
Class C
Six Months Ended August 31, 2015 (Unaudited)	7.72	0.18		(0.43)	(0.25)	(0.18)	—	(0.18)	—
Year Ended February 28, 2015	8.09	0.36	(f)	(0.19)	0.17	(0.37)	(0.17)	(0.54)	—
Year Ended February 28, 2014	8.18	0.43	(f)	0.12	0.55	(0.43)	(0.21)	(0.64)	—
Year Ended February 28, 2013	7.90	0.46	(f)	0.33	0.79	(0.46)	(0.05)	(0.51)	—
Year Ended February 29, 2012	8.34	0.50	(f)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(g)
Year Ended February 28, 2011	7.72	0.58	(f)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(g)
Class R2
Six Months Ended August 31, 2015 (Unaudited)	7.70	0.19		(0.43)	(0.24)	(0.19)	—	(0.19)	—
Year Ended February 28, 2015	8.06	0.38	(f)	(0.18)	0.20	(0.39)	(0.17)	(0.56)	—
Year Ended February 28, 2014	8.15	0.45	(f)	0.11	0.56	(0.44)	(0.21)	(0.65)	—
Year Ended February 28, 2013	7.88	0.49	(f)	0.31	0.80	(0.48)	(0.05)	(0.53)	—
Year Ended February 29, 2012	8.32	0.53	(f)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(g)
Year Ended February 28, 2011	7.71	0.60	(f)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(g)
Class R5
Six Months Ended August 31, 2015 (Unaudited)	7.75	0.21		(0.42)	(0.21)	(0.21)	—	(0.21)	—
Year Ended February 28, 2015	8.12	0.43	(f)	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.21	0.50	(f)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.93	0.53	(f)	0.33	0.86	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.74	0.68	(f)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Class R6 (h)
Six Months Ended August 31, 2015 (Unaudited)	7.74	0.21		(0.42)	(0.21)	(0.21)	—	(0.21)	—
Year Ended February 28, 2015	8.11	0.43	(f)	(0.19)	0.24	(0.44)	(0.17)	(0.61)	—
Year Ended February 28, 2014	8.20	0.50	(f)	0.11	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.91	0.53	(f)	0.34	0.87	(0.53)	(0.05)	(0.58)	—
Year Ended February 29, 2012	8.35	0.58	(f)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.73	0.65	(f)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(g)
Select Class
Six Months Ended August 31, 2015 (Unaudited)	7.75	0.21		(0.43)	(0.22)	(0.21)	—	(0.21)	—
Year Ended February 28, 2015	8.11	0.42	(f)	(0.18)	0.24	(0.43)	(0.17)	(0.60)	—
Year Ended February 28, 2014	8.20	0.49	(f)	0.12	0.61	(0.49)	(0.21)	(0.70)	—
Year Ended February 28, 2013	7.92	0.53	(f)	0.32	0.85	(0.52)	(0.05)	(0.57)	—
Year Ended February 29, 2012	8.36	0.58	(f)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(g)
Year Ended February 28, 2011	7.74	0.65	(f)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$7.28	(3.04)%	$712,056	1.00%	5.21%	1.38%	26%
7.71	2.86	831,346	0.99	5.14	1.35	52
8.08	7.57	1,066,865	1.04	5.84	1.32	54
8.17	10.98	964,864	1.12	6.32	1.33	65
7.89	3.69	1,103,966	1.15	6.98	1.34	41
8.33	17.07	856,717	1.14	7.81	1.32	45

7.29	(3.33)	243,254	1.55	4.65	1.85	26
7.72	2.27	278,495	1.58	4.55	1.84	52
8.09	7.00	315,026	1.59	5.29	1.81	54
8.18	10.33	348,508	1.68	5.75	1.84	65
7.90	3.03	280,078	1.80	6.33	1.84	41
8.34	16.45	248,488	1.79	7.17	1.82	45

7.27	(3.21)	10,330	1.30	4.91	1.79	26
7.70	2.62	10,544	1.33	4.80	1.68	52
8.06	7.24	11,019	1.34	5.54	1.56	54
8.15	10.58	16,384	1.36	6.06	1.59	65
7.88	3.46	6,968	1.40	6.72	1.59	41
8.32	16.82	3,609	1.39	7.49	1.58	45

7.33	(2.78)	67,583	0.75	5.45	0.90	26
7.75	3.06	76,869	0.78	5.36	0.90	52
8.12	7.82	103,378	0.79	6.09	0.86	54
8.21	11.26	102,404	0.82	6.59	0.89	65
7.93	4.11	50,747	0.86	7.28	0.89	41
8.36	17.45	27,619	0.85	8.54	0.87	45

7.32	(2.76)	2,129,669	0.70	5.54	0.76	26
7.74	3.10	1,983,909	0.73	5.41	0.80	52
8.11	7.86	2,202,757	0.74	6.13	0.81	54
8.20	11.42	1,746,074	0.77	6.66	0.84	65
7.91	4.01	1,461,496	0.81	7.32	0.84	41
8.35	17.59	929,762	0.80	7.99	0.83	45

7.32	(2.95)	5,977,971	0.80	5.41	1.10	26
7.75	3.16	7,089,261	0.83	5.30	1.09	52
8.11	7.76	7,329,642	0.84	6.04	1.06	54
8.20	11.18	8,127,147	0.87	6.57	1.08	65
7.92	3.95	8,616,283	0.90	7.23	1.09	41
8.36	17.44	7,478,536	0.89	8.06	1.07	45

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	309

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.37	$0.09	(f)	$(0.22)	$(0.13)	$(0.10)	$—	$(0.10)
Year Ended February 28, 2015	10.51	0.12	(f)(g)	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended February 28, 2014	10.81	0.12	(f)	(0.30)	(0.18)	(0.11)	(0.01)	(0.12)
Year Ended February 28, 2013	10.74	0.15	(f)	0.13	0.28	(0.16)	(0.05)	(0.21)
Year Ended February 29, 2012	10.34	0.22	(f)	0.44	0.66	(0.21)	(0.05)	(0.26)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.41	0.56	(0.16)	(0.06)	(0.22)
Class C
Six Months Ended August 31, 2015 (Unaudited)	10.33	0.05	(f)	(0.21)	(0.16)	(0.07)	—	(0.07)
Year Ended February 28, 2015	10.48	0.05	(f)(g)	(0.13)	(0.08)	(0.07)	—	(0.07)
Year Ended February 28, 2014	10.78	0.04	(f)	(0.29)	(0.25)	(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.73	0.08	(f)	0.12	0.20	(0.10)	(0.05)	(0.15)
Year Ended February 29, 2012	10.34	0.16	(f)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (h) through February 28, 2011	10.00	0.11	(f)	0.39	0.50	(0.10)	(0.06)	(0.16)
Class R2
Six Months Ended August 31, 2015 (Unaudited)	10.37	0.07	(f)	(0.21)	(0.14)	(0.08)	—	(0.08)
Year Ended February 28, 2015	10.51	0.10	(f)(g)	(0.14)	(0.04)	(0.10)	—	(0.10)
Year Ended February 28, 2014	10.81	0.10	(f)	(0.32)	(0.22)	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.74	0.13	(f)	0.12	0.25	(0.13)	(0.05)	(0.18)
Year Ended February 29, 2012	10.35	0.20	(f)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (h) through February 28, 2011	10.00	0.15	(f)	0.39	0.54	(0.13)	(0.06)	(0.19)
Class R5
Six Months Ended August 31, 2015 (Unaudited)	10.41	0.10	(f)	(0.21)	(0.11)	(0.11)	—	(0.11)
Year Ended February 28, 2015	10.55	0.14	(f)(g)	(0.14)	— (i)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.85	0.11	(f)	(0.27)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.77	0.18	(f)	0.12	0.30	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.37	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (h) through February 28, 2011	10.00	0.24	(f)	0.34	0.58	(0.15)	(0.06)	(0.21)
Class R6
Six Months Ended August 31, 2015 (Unaudited)	10.38	0.10	(f)	(0.21)	(0.11)	(0.11)	—	(0.11)
Year Ended February 28, 2015	10.52	0.14	(f)(g)	(0.13)	0.01	(0.15)	—	(0.15)
Year Ended February 28, 2014	10.82	0.14	(f)	(0.30)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.14	0.31	(0.18)	(0.05)	(0.23)
Year Ended February 29, 2012	10.34	0.25	(f)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (j) through February 28, 2011	10.39	0.04	(f)	0.01	0.05	(0.04)	(0.06)	(0.10)
Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.37	0.09	(f)	(0.21)	(0.12)	(0.10)	—	(0.10)
Year Ended February 28, 2015	10.51	0.13	(f)(g)	(0.13)	— (i)	(0.14)	—	(0.14)
Year Ended February 28, 2014	10.81	0.13	(f)	(0.29)	(0.16)	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.74	0.17	(f)	0.12	0.29	(0.17)	(0.05)	(0.22)
Year Ended February 29, 2012	10.34	0.24	(f)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (h) through February 28, 2011	10.00	0.19	(f)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Commencement of operations.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.14	(1.31)%	$52,912	0.75%	1.68%		1.12%	19%
10.37	(0.18)	59,129	0.75	1.15	(g)	1.05	28
10.51	(1.66)	67,620	0.75	1.15		1.05	35
10.81	2.60	160,110	0.74	1.41		1.01	16
10.74	6.42	134,099	0.74	2.09		1.02	36
10.34	5.62	28,242	0.73	1.60		1.24	69

10.10	(1.60)	3,632	1.40	1.01		1.52	19
10.33	(0.82)	4,453	1.40	0.51	(g)	1.52	28
10.48	(2.27)	5,253	1.40	0.42		1.56	35
10.78	1.89	6,580	1.39	0.72		1.51	16
10.73	5.68	4,302	1.39	1.47		1.53	36
10.34	5.01	284	1.39	1.17		2.78	69

10.15	(1.32)	119	1.00	1.39		1.59	19
10.37	(0.41)	86	1.00	0.94	(g)	1.28	28
10.51	(1.96)	131	1.00	0.94		1.29	35
10.81	2.37	11,476	0.99	1.18		1.26	16
10.74	6.04	11,174	0.99	1.85		1.27	36
10.35	5.40	53	1.00	1.54		3.66	69

10.19	(1.11)	12,696	0.55	1.90		0.60	19
10.41	0.02	12,619	0.54	1.34	(g)	0.60	28
10.55	(1.44)	12,774	0.55	1.05		0.65	35
10.85	2.82	58	0.54	1.62		0.56	16
10.77	6.57	56	0.53	2.23		0.57	36
10.37	5.85	53	0.55	2.46		0.72	69

10.16	(1.07)	541,417	0.45	2.00		0.46	19
10.38	0.07	505,064	0.48	1.32	(g)	0.50	28
10.52	(1.41)	337,208	0.50	1.29		0.57	35
10.82	2.88	243,756	0.49	1.62		0.51	16
10.74	6.68	167,997	0.49	2.37		0.53	36
10.34	0.49	51,944	0.49	1.99		0.57	69

10.15	(1.14)	1,098,453	0.60	1.84		0.72	19
10.37	(0.04)	1,202,468	0.60	1.26	(g)	0.75	28
10.51	(1.47)	1,090,324	0.60	1.20		0.81	35
10.81	2.71	1,141,000	0.59	1.53		0.76	16
10.74	6.56	870,400	0.59	2.22		0.77	36
10.34	5.70	346,927	0.59	1.97		1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	311

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income
Limited Duration Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.02	$0.04	(f)	$(0.01)	$0.01		$(0.03)
Year Ended February 28, 2015	9.96	0.07	(f)	0.06	0.13		(0.07)
Year Ended February 28, 2014	9.84	0.06	(f)	0.14	0.20		(0.08)
Year Ended February 28, 2013	9.46	0.13	(f)	0.37	0.50		(0.12)
Year Ended February 29, 2012	9.46	0.18	(f)	(0.01)	0.17		(0.17)
Year Ended February 28, 2011	8.90	0.21	(f)	0.56	0.77		(0.21)

Class C
Six Months Ended August 31, 2015 (Unaudited)	9.91	0.01	(f)	(0.01)	—	(g)	(0.01)
Year Ended February 28, 2015	9.86	0.02	(f)	0.05	0.07		(0.02)
Year Ended February 28, 2014	9.74	0.01	(f)	0.14	0.15		(0.03)
Year Ended February 28, 2013	9.37	0.08	(f)	0.37	0.45		(0.08)
Year Ended February 29, 2012	9.37	0.13	(f)	(0.01)	0.12		(0.12)
Year Ended February 28, 2011	8.82	0.17	(f)	0.55	0.72		(0.17)

Class R6 (h)
Six Months Ended August 31, 2015 (Unaudited)	10.03	0.06	(f)	(0.01)	0.05		(0.06)
Year Ended February 28, 2015	9.98	0.12	(f)	0.04	0.16		(0.11)
Year Ended February 28, 2014	9.85	0.10	(f)	0.15	0.25		(0.12)
Year Ended February 28, 2013	9.47	0.17	(f)	0.38	0.55		(0.17)
Year Ended February 29, 2012	9.47	0.22	(f)	(0.01)	0.21		(0.21)
Year Ended February 28, 2011	8.91	0.26	(f)	0.56	0.82		(0.26)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.02	0.05	(f)	(0.02)	0.03		(0.05)
Year Ended February 28, 2015	9.96	0.10	(f)	0.05	0.15		(0.09)
Year Ended February 28, 2014	9.84	0.08	(f)	0.14	0.22		(0.10)
Year Ended February 28, 2013	9.46	0.16	(f)	0.37	0.53		(0.15)
Year Ended February 29, 2012	9.46	0.20	(f)	(0.01)	0.19		(0.19)
Year Ended February 28, 2011	8.90	0.24	(f)	0.56	0.80		(0.24)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.00	0.13%	$215,937	0.68%	0.71%	0.95%	14%
10.02	1.28	204,080	0.68	0.74	0.93	24
9.96	2.01	185,550	0.67	0.60	0.93	23
9.84	5.36	63,879	0.67	1.37	0.95	24
9.46	1.80	48,120	0.68	1.89	0.94	21
9.46	8.78	69,464	0.67	2.32	0.95	28

9.90	(0.03)	48,827	1.18	0.20	1.44	14
9.91	0.72	53,773	1.18	0.24	1.42	24
9.86	1.49	57,659	1.17	0.10	1.42	23
9.74	4.80	63,760	1.17	0.87	1.45	24
9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28

10.02	0.46	161,297	0.22	1.18	0.37	14
10.03	1.63	42,352	0.23	1.21	0.39	24
9.98	2.51	18,305	0.22	1.05	0.42	23
9.85	5.80	8,301	0.22	1.79	0.45	24
9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28

10.00	0.26	865,964	0.43	0.96	0.63	14
10.02	1.55	637,355	0.43	1.00	0.65	24
9.96	2.23	548,277	0.42	0.85	0.67	23
9.84	5.61	377,532	0.42	1.61	0.70	24
9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	313

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mortgage-Backed Securities Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$11.65	$0.15	$(0.04)	$0.11	$(0.16)	$—	$(0.16)
Year Ended February 28, 2015	11.58	0.34	0.08	0.42	(0.34)	(0.01)	(0.35)
Year Ended February 28, 2014	11.84	0.35	(0.30)	0.05	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2013	11.75	0.34	0.08	0.42	(0.33)	—	(0.33)
Year Ended February 29, 2012	11.50	0.49	0.25	0.74	(0.49)	—	(0.49)
Year Ended February 28, 2011	11.22	0.55	0.28	0.83	(0.55)	—	(0.55)

Class C
Six Months Ended August 31, 2015 (Unaudited)	11.36	0.13	(0.04)	0.09	(0.14)	—	(0.14)
Year Ended February 28, 2015	11.30	0.27	0.09	0.36	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2014	11.57	0.26	(0.27)	(0.01)	(0.25)	(0.01)	(0.26)
July 2, 2012 (f) through February 28, 2013	11.55	0.17	0.04	0.21	(0.19)	—	(0.19)

Class R6 (g)
Six Months Ended August 31, 2015 (Unaudited)	11.39	0.18	(0.05)	0.13	(0.19)	—	(0.19)
Year Ended February 28, 2015	11.32	0.38	0.09	0.47	(0.39)	(0.01)	(0.40)
Year Ended February 28, 2014	11.59	0.36	(0.27)	0.09	(0.35)	(0.01)	(0.36)
Year Ended February 28, 2013	11.51	0.38	0.07	0.45	(0.37)	—	(0.37)
Year Ended February 29, 2012	11.28	0.54	0.23	0.77	(0.54)	—	(0.54)
Year Ended February 28, 2011	11.01	0.59	0.27	0.86	(0.59)	—	(0.59)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	11.39	0.17	(0.05)	0.12	(0.18)	—	(0.18)
Year Ended February 28, 2015	11.32	0.35	0.10	0.45	(0.37)	(0.01)	(0.38)
Year Ended February 28, 2014	11.59	0.35	(0.28)	0.07	(0.33)	(0.01)	(0.34)
Year Ended February 28, 2013	11.51	0.36	0.08	0.44	(0.36)	—	(0.36)
Year Ended February 29, 2012	11.27	0.53	0.23	0.76	(0.52)	—	(0.52)
Year Ended February 28, 2011	11.01	0.57	0.26	0.83	(0.57)	—	(0.57)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$11.60	0.98%	$161,423	0.65%	2.70%	0.98%	7%
11.65	3.69	139,104	0.65	2.85	1.02	7
11.58	0.45	149,964	0.65	2.66	0.99	9
11.84	3.57	294,739	0.64	2.88	0.98	19
11.75	6.57	255,946	0.64	4.29	0.98	21
11.50	7.48	176,334	0.64	4.84	0.98	30

11.31	0.76	8,920	1.15	2.20	1.50	7
11.36	3.21	7,704	1.15	2.36	1.52	7
11.30	(0.10)	6,322	1.15	2.22	1.50	9
11.57	1.81	6,592	1.14	2.08	1.49	19

11.33	1.13	1,335,285	0.24	3.10	0.46	7
11.39	4.20	1,397,901	0.25	3.25	0.49	7
11.32	0.81	1,604,557	0.25	3.12	0.50	9
11.59	3.97	1,864,649	0.24	3.29	0.48	19
11.51	6.96	1,538,507	0.24	4.72	0.48	21
11.28	7.97	1,466,482	0.24	5.26	0.48	30

11.33	1.05	1,027,681	0.39	2.95	0.72	7
11.39	4.05	1,040,420	0.40	3.10	0.75	7
11.32	0.63	1,043,527	0.40	2.89	0.74	9
11.59	3.83	2,242,411	0.39	3.09	0.73	19
11.51	6.89	1,264,766	0.39	4.51	0.73	21
11.27	7.71	580,212	0.39	5.12	0.73	30

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	315

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.87	$0.04		$(0.02)	$0.02	$(0.04)	$—	$(0.04)
Year Ended February 28, 2015	10.90	0.07	(f)	(0.02)	0.05	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2014	10.97	0.07	(f)	(0.06)	0.01	(0.07)	(0.01)	(0.08)
Year Ended February 28, 2013	10.97	0.11	(f)	— (g)	0.11	(0.11)	— (g)	(0.11)
Year Ended February 29, 2012	10.95	0.15	(f)	0.04	0.19	(0.15)	(0.02)	(0.17)
Year Ended February 28, 2011	10.90	0.16	(f)	0.06	0.22	(0.16)	(0.01)	(0.17)

Class C
Six Months Ended August 31, 2015 (Unaudited)	10.94	0.01		(0.02)	(0.01)	(0.01)	—	(0.01)
Year Ended February 28, 2015	10.97	0.01	(f)	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
Year Ended February 28, 2014	11.04	0.01	(f)	(0.05)	(0.04)	(0.02)	(0.01)	(0.03)
Year Ended February 28, 2013	11.04	0.05	(f)	— (g)	0.05	(0.05)	— (g)	(0.05)
Year Ended February 29, 2012	11.02	0.09	(f)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(f)	0.06	0.16	(0.10)	(0.01)	(0.11)

Class R6 (h)
Six Months Ended August 31, 2015 (Unaudited)	10.89	0.06		(0.01)	0.05	(0.07)	—	(0.07)
Year Ended February 28, 2015	10.91	0.12	(f)	(0.01)	0.11	(0.12)	(0.01)	(0.13)
Year Ended February 28, 2014	10.98	0.12	(f)	(0.05)	0.07	(0.13)	(0.01)	(0.14)
Year Ended February 28, 2013	10.99	0.16	(f)	(0.01)	0.15	(0.16)	— (g)	(0.16)
Year Ended February 29, 2012	10.97	0.20	(f)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(f)	0.06	0.27	(0.21)	(0.01)	(0.22)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.89	0.05		(0.02)	0.03	(0.05)	—	(0.05)
Year Ended February 28, 2015	10.91	0.10	(f)	(0.02)	0.08	(0.09)	(0.01)	(0.10)
Year Ended February 28, 2014	10.98	0.10	(f)	(0.06)	0.04	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2013	10.99	0.13	(f)	(0.01)	0.12	(0.13)	— (g)	(0.13)
Year Ended February 29, 2012	10.96	0.18	(f)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(f)	0.05	0.24	(0.19)	(0.01)	(0.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.85	0.16%	$555,501	0.80%	0.67%	0.95%	16%
10.87	0.38	225,852	0.80	0.63	0.92	41
10.90	0.11	240,174	0.80	0.63	0.89	38
10.97	0.99	281,110	0.80	0.97	0.86	33
10.97	1.76	260,098	0.80	1.36	0.86	40
10.95	2.04	250,706	0.79	1.45	0.86	36

10.92	(0.10)	112,633	1.30	0.17	1.42	16
10.94	(0.10)	124,100	1.30	0.13	1.40	41
10.97	(0.39)	154,636	1.30	0.14	1.39	38
11.04	0.50	237,782	1.30	0.48	1.36	33
11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36

10.87	0.41	2,686,369	0.30	1.18	0.36	16
10.89	0.98	2,969,476	0.30	1.12	0.38	41
10.91	0.60	2,819,549	0.30	1.14	0.39	38
10.98	1.40	4,077,991	0.30	1.46	0.36	33
10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36

10.87	0.28	7,027,321	0.55	0.92	0.66	16
10.89	0.72	7,781,780	0.55	0.88	0.65	41
10.91	0.36	7,800,036	0.55	0.88	0.64	38
10.98	1.13	7,712,342	0.55	1.22	0.61	33
10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	317

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration High Yield Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$9.76	$0.20	(f)	$(0.28)	$(0.08)	$(0.20)	$—	$(0.20)
Year Ended February 28, 2015	10.05	0.41	(f)	(0.28)	0.13	(0.41)	(0.01)	(0.42)
March 1, 2013(g) through February 28, 2014	10.00	0.41	(f)	(0.02)	0.39	(0.34)	—	(0.34)

Class C
Six Months Ended August 31, 2015 (Unaudited)	9.75	0.17	(f)	(0.28)	(0.11)	(0.17)	—	(0.17)
Year Ended February 28, 2015	10.05	0.36	(f)	(0.28)	0.08	(0.37)	(0.01)	(0.38)
March 1, 2013(g) through February 28, 2014	10.00	0.36	(f)	(0.02)	0.34	(0.29)	—	(0.29)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	9.77	0.21	(f)	(0.28)	(0.07)	(0.22)	—	(0.22)
Year Ended February 28, 2015	10.06	0.45	(f)	(0.28)	0.17	(0.45)	(0.01)	(0.46)
March 1, 2013(g) through February 28, 2014	10.00	0.45	(f)	(0.01)	0.44	(0.38)	—	(0.38)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	9.76	0.21	(f)	(0.28)	(0.07)	(0.21)	—	(0.21)
Year Ended February 28, 2015	10.05	0.44	(f)	(0.28)	0.16	(0.44)	(0.01)	(0.45)
March 1, 2013(g) through February 28, 2014	10.00	0.43	(f)	(0.01)	0.42	(0.37)	—	(0.37)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)(e)

$9.48	(0.90)%	$3,608	0.90%		4.07%		1.22%		27%
9.76	1.31	1,965	0.89		4.15		1.21		73
10.05	4.02	1,415	0.89	(h)	4.13	(h)	1.45	(h)	66

9.47	(1.14)	265	1.40		3.50		1.81		27
9.75	0.80	324	1.39		3.63		1.73		73
10.05	3.48	55	1.39	(h)	3.62	(h)	2.15	(h)	66

9.48	(0.76)	47,544	0.50		4.39		0.68		27
9.77	1.72	80,234	0.49		4.53		0.70		73
10.06	4.47	41,712	0.48	(h)	4.49	(h)	0.78	(h)	66

9.48	(0.74)	152,507	0.65		4.25		0.94		27
9.76	1.54	173,375	0.64		4.40		0.95		73
10.05	4.24	201,219	0.63	(h)	4.36	(h)	1.15	(h)	66

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	319

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$9.41	$0.01		$0.02	$0.03		$(0.02)	$—	$(0.02)
Year Ended February 28, 2015	9.49	0.06	(f)	(0.05)	0.01		(0.06)	(0.03)	(0.09)
Year Ended February 28, 2014	9.63	0.08	(f)	(0.10)	(0.02)		(0.09)	(0.03)	(0.12)
Year Ended February 28, 2013	9.74	0.09	(f)	(0.06)	0.03		(0.09)	(0.05)	(0.14)
Year Ended February 29, 2012	9.78	0.12	(f)	0.05	0.17		(0.11)	(0.10)	(0.21)
Year Ended February 28, 2011	9.96	0.13	(f)	(0.02)	0.11		(0.13)	(0.16)	(0.29)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	9.40	0.02		0.01	0.03		(0.02)	—	(0.02)
Year Ended February 28, 2015	9.48	0.08	(f)	(0.05)	0.03		(0.08)	(0.03)	(0.11)
Year Ended February 28, 2014	9.62	0.10	(f)	(0.10)	—	(g)	(0.11)	(0.03)	(0.14)
Year Ended February 28, 2013	9.73	0.11	(f)	(0.06)	0.05		(0.11)	(0.05)	(0.16)
Year Ended February 29, 2012	9.77	0.14	(f)	0.05	0.19		(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(f)	(0.02)	0.14		(0.16)	(0.16)	(0.32)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$9.42	0.27%	$25,773	0.70%	0.19%	1.01%	8%
9.41	0.12	26,654	0.70	0.64	1.02	23
9.49	(0.20)	44,375	0.70	0.85	0.98	15
9.63	0.23	73,424	0.69	0.89	0.95	19
9.74	1.72	90,893	0.70	1.17	0.95	35
9.78	1.15	99,714	0.70	1.32	0.95	26

9.41	0.34	86,610	0.45	0.44	0.76	8
9.40	0.38	103,513	0.45	0.87	0.78	23
9.48	0.05	132,599	0.45	1.09	0.73	15
9.62	0.48	235,447	0.44	1.14	0.70	19
9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	321

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class C, Class R6 and Select Class	JPM II	Diversified
Short Duration High Yield Fund	Class A, Class C, Class R6 and Select Class	JPM I	Diversified
Treasury & Agency Fund	Class A and Select Class	JPM II	Diversified

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short Duration High Yield Fund is to seek current income with a secondary objective of capital appreciation.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Class A Shares generally provide for a front-end sales charge while Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased before September 3, 2013) provide for a contingent deferred sales charge (“CDSC”). Effective September 3, 2013, purchases of Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund are subject to a CDSC on the original cost of shares. No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years and provided for a CDSC. Information relating to certain fees and other characteristics of the Class B Shares prior to June 19, 2015 is included in Note 3.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

322	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund at August 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	323

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,185,527	$1,175,243		$3,360,770
Collateralized Mortgage Obligations
Agency CMO	—	4,177,943	—		4,177,943
Non-Agency CMO	—	906,761	159,732		1,066,493

Total Collateralized Mortgage Obligations	—	5,084,704	159,732		5,244,436

Commercial Mortgage-Backed Securities	—	922,583	147,258		1,069,841
Corporate Bonds
Consumer Discretionary	—	378,459	—		378,459
Consumer Staples	—	224,649	—		224,649
Energy	—	570,030	—		570,030
Financials	—	2,402,964	—		2,402,964
Health Care	—	251,079	—		251,079
Industrials	—	329,460	368		329,828
Information Technology	—	336,121	—		336,121
Materials	—	169,350	—		169,350
Telecommunication Services	—	352,502	—		352,502
Utilities	—	420,234	—		420,234

Total Corporate Bonds	—	5,434,848	368		5,435,216

Foreign Government Securities	—	290,222	—		290,222
Mortgage Pass-Through Securities	—	4,308,201	—		4,308,201
Municipal Bonds	—	75,776	—		75,776
Supranational	—	46,068	—		46,068
U.S. Government Agency Securities	—	634,563	—		634,563
U.S. Treasury Obligations	—	7,662,988	—		7,662,988
Loan Assignments
Financials	—	—	8,074		8,074
Industrials	—	10,000	—		10,000

Total Loan Assignments	—	10,000	8,074		18,074

Short-Term Investment
Investment Company	1,361,516	—	—		1,361,516

Total Investments in Securities	$1,361,516	$26,655,480	$1,490,675		$29,507,671

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$120		$120
Financials	—	—	155		155
Materials	1	—	—	(a)	1
Telecommunication Services	584	—	—		584
Utilities	193	—	—		193

Total Common Stocks	778	—	275		1,053

Preferred Stocks
Financials	1,893	2,026	—		3,919
Industrials	1,054	—	—		1,054
Materials	—	—	—	(b)	—	(b)

Total Preferred Stocks	2,947	2,026	—	(b)	4,973

324	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Debt Securities
Asset-Backed Securities	$—	$232,815	$298,941		$531,756
Collateralized Mortgage Obligations
Agency CMO	—	397,569	—		397,569
Non-Agency CMO	—	93,777	22,043		115,820

Total Collateralized Mortgage Obligations	—	491,346	22,043		513,389

Commercial Mortgage-Backed Securities	—	218,704	81,048		299,752
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Utilities	—	—	631		631

Total Convertible Bonds	—	—	631		631

Corporate Bonds
Consumer Discretionary	—	167,557	207		167,764
Consumer Staples	—	60,795	—		60,795
Energy	—	170,535	—		170,535
Financials	—	366,851	—		366,851
Health Care	—	79,843	—		79,843
Industrials	—	116,267	756		117,023
Information Technology	—	78,126	—		78,126
Materials	—	91,547	91		91,638
Telecommunication Services	—	99,336	—		99,336
Utilities	—	82,421	—		82,421

Total Corporate Bonds	—	1,313,278	1,054		1,314,332

Foreign Government Securities	—	54,781	—		54,781
Mortgage Pass-Through Securities	—	553,023	—		553,023
Municipal Bonds	—	11,741	—		11,741
Preferred Securities
Financials	—	35,811	—		35,811
Supranational	—	3,475	—		3,475
U.S. Government Agency Securities	—	38,622	—		38,622
U.S. Treasury Obligations	—	690,447	—		690,447
Loan Assignments
Consumer Discretionary	—	5,389	—	(a)	5,389
Consumer Staples	—	5,357	—		5,357
Energy	—	538	—		538
Financials	—	1,119	—		1,119
Health Care	—	1,742	—		1,742
Industrials	—	10,000	—		10,000
Information Technology	—	2,889	—		2,889
Materials	—	468	—		468
Telecommunication Services	—	338	—		338
Utilities	—	3,371	—		3,371

Total Loan Assignments	—	31,211	—	(a)	31,211

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	177,687	—	—		177,687

Total Investments in Securities	$181,412	$3,677,280	$403,992		$4,262,684

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	325

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$362	$—		$362
Futures Contracts	396	—	—		396

Total Appreciation in Other Financial Instruments	$396	$362	$—		$758

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(26)	$—		$(26)
Futures Contracts	(352)	—	—		(352)
Swaps	—	(78)	—		(78)

Total Depreciation in Other Financial Instruments	$(352)	$(104)	$—		$(456)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations Agency CMO	$—	$493,724	$—		$493,724
Commercial Mortgage-Backed Security	—	6,191	—		6,191
Foreign Government Security	—	7,005	—		7,005
Mortgage Pass-Through Securities	—	71,690	—		71,690
U.S. Government Agency Securities	—	258,792	—		258,792
U.S. Treasury Obligations	—	357,189	—		357,189
Short-Term Investment
Investment Company	85,031	—	—		85,031

Total Investments in Securities	$85,031	$1,194,591	$—		$1,279,622

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,500		$1,500
Financials	—	—	2,341		2,341
Materials	—	—	—	(a)	— (a)
Telecommunication Services	12,806	—	—		12,806
Utilities	5,150	—	—		5,150

Total Common Stocks	17,956	—	3,841		21,797

Preferred Stocks
Consumer Discretionary	1,056	—	—		1,056
Financials	40,315	28,279	—		68,594
Industrials	13,376	—	—		13,376
Materials	—	—	—	(a)	— (a)

Total Preferred Stocks	54,747	28,279	—	(a)	83,026

Debt Securities
Asset-Backed Securities	—	—	4,044		4,044
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	— (a)
Utilities	—	—	9,456		9,456

Total Convertible Bonds	—	—	9,456		9,456

326	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Corporate Bonds
Consumer Discretionary	$—	$1,547,888	$15,515		$1,563,403
Consumer Staples	—	511,460	—		511,460
Energy	—	1,025,252	—		1,025,252
Financials	—	550,492	8,426		558,918
Health Care	—	1,008,475	1		1,008,476
Industrials	—	895,264	2,582		897,846
Information Technology	—	409,980	—		409,980
Materials	—	855,508	582		856,090
Telecommunication Services	—	863,488	—		863,488
Utilities	—	336,391	—		336,391

Total Corporate Bonds	—	8,004,198	27,106		8,031,304

Preferred Securities
Financials	—	142,345	—		142,345
Loan Assignments
Consumer Discretionary	—	215,916	—		215,916
Consumer Staples	—	17,359	—		17,359
Energy	—	29,737	—		29,737
Financials	—	33,196	—		33,196
Health Care	—	5,782	—		5,782
Industrials	—	39,182	—		39,182
Information Technology	—	70,978	—		70,978
Materials	—	14,204	10,094		24,298
Telecommunication Services	—	18,982	—		18,982
Utilities	—	68,548	—		68,548

Total Loan Assignments	—	513,884	10,094		523,978

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	11		11

Total Warrants	—	—	11		11

Short-Term Investment
Investment Company	226	—	—		226

Total Investments in Securities	$72,929	$8,688,706	$54,552		$8,816,187

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$99,430	$22,285		$121,715
Collateralized Mortgage Obligations
Agency CMO	—	275,246	—		275,246
Non-Agency CMO	—	9,281	428		9,709

Total Collateralized Mortgage Obligations	—	284,527	428		284,955

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	327

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Inflation Managed Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$46,259	$891	$47,150
Corporate Bonds
Consumer Discretionary	—	33,131	—	33,131
Consumer Staples	—	33,297	—	33,297
Energy	—	46,555	—	46,555
Financials	—	172,734	—	172,734
Health Care	—	24,339	—	24,339
Industrials	—	46,781	—	46,781
Information Technology	—	24,222	—	24,222
Materials	—	16,698	—	16,698
Telecommunication Services	—	16,816	—	16,816
Utilities	—	58,342	—	58,342

Total Corporate Bonds	—	472,915	—	472,915

Foreign Government Securities	—	4,559	—	4,559
Mortgage Pass-Through Securities	—	130,161	—	130,161
Supranational	—	648	—	648
U.S. Government Agency Securities	—	277,359	—	277,359
U.S. Treasury Obligations	—	331,881	—	331,881
Short-Term Investment
Investment Company	94,342	—	—	94,342

Total Investments in Securities	$94,342	$1,647,739	$23,604	$1,765,685

Depreciation in Other Financial Instruments
Swaps	$—	$(66,159)	$—	$(66,159)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$178,806	$80,225	$259,031
Collateralized Mortgage Obligations
Agency CMO	—	566,982	—	566,982
Non-Agency CMO	—	68,806	14,871	83,677

Total Collateralized Mortgage Obligations	—	635,787	14,871	650,659

Commercial Mortgage-Backed Securities	—	47,648	6,496	54,144
Corporate Bonds
Consumer Discretionary	—	7,001	—	7,001
Consumer Staples	—	608	—	608
Energy	—	24,502	—	24,502
Financials	—	65,572	—	65,572
Health Care	—	6,396	—	6,396
Industrials	—	2,176	—	2,176
Information Technology	—	7,468	—	7,468
Materials	—	3,320	—	3,320
Telecommunication Services	—	4,697	—	4,697
Utilities	—	4,893	—	4,893

Total Corporate Bonds	—	126,633	—	126,633

Mortgage Pass-Through Securities	—	52,132	—	52,132
Municipal Bonds	—	870	—	870
Short-Term Investment
Investment Company	134,844	—	—	134,844

Total Investments in Securities	$134,844	$1,041,877	$101,592	$1,278,313

328	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Mortgage-Backed Securities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$35,282	$106,281	$141,563
Collateralized Mortgage Obligations
Agency CMO	—	832,319	—	832,319
Non-Agency CMO	—	238,733	53,726	292,459

Total Collateralized Mortgage Obligations	—	1,071,052	53,726	1,124,778

Commercial Mortgage-Backed Securities	—	98,294	25,916	124,210
Mortgage Pass-Through Securities	—	970,456	—	970,456
U.S. Treasury Obligations	—	25,915	—	25,915
Loan Assignment
Financials	—	—	552	552
Short-Term Investment
Investment Company	146,679	—	—	146,679

Total Investments in Securities	$146,679	$2,200,999	$186,475	$2,534,153

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$669,956	$232,933	$902,889
Collateralized Mortgage Obligations
Agency CMO	—	534,443	—	534,443
Non-Agency CMO	—	78,154	8,841	86,995

Total Collateralized Mortgage Obligations	—	612,597	8,841	621,438

Commercial Mortgage-Backed Securities	—	330,134	36,918	367,052
Corporate Bonds
Consumer Discretionary	—	110,244	—	110,244
Consumer Staples	—	95,933	—	95,933
Energy	—	254,724	—	254,724
Financials	—	1,144,851	—	1,144,851
Health Care	—	122,041	—	122,041
Industrials	—	84,767	—	84,767
Information Technology	—	78,733	—	78,733
Materials	—	47,692	—	47,692
Telecommunication Services	—	83,935	—	83,935
Utilities	—	105,387	—	105,387

Total Corporate Bonds	—	2,128,307	—	2,128,307

Foreign Government Securities	—	31,215	—	31,215
Mortgage Pass-Through Securities	—	386,481	—	386,481
Supranational	—	3,137	—	3,137
U.S. Government Agency Securities	—	554,903	—	554,903
U.S. Treasury Obligations	—	5,319,088	—	5,319,088
Loan Assignment
Financials	—	—	2,070	2,070
Short-Term Investment
Investment Company	24,470	—	—	24,470

Total Investments in Securities	$24,470	$10,035,818	$280,762	$10,341,050

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	329

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Short Duration High Yield Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$30,612	$—		$30,612
Consumer Staples	—	4,357	—		4,357
Energy	—	6,696	—		6,696
Financials	—	9,730	—		9,730
Health Care	—	17,441	—		17,441
Industrials	—	15,348	10		15,358
Information Technology	—	4,518	—		4,518
Materials	—	20,087	—		20,087
Telecommunication Services	—	14,354	—		14,354
Utilities	—	7,291	—		7,291

Total Corporate Bonds	—	130,434	10		130,444

Preferred Securities
Financials	—	1,354	—		1,354

Total Preferred Securities	—	1,354	—		1,354

Preferred Stocks
Financials	597	854	—		1,451

Total Preferred Stocks	597	854	—		1,451

Loan Assignments
Consumer Discretionary	—	17,312	—		17,312
Consumer Staples	—	8,906	—		8,906
Energy	—	5,693	—		5,693
Financials	—	1,673	—		1,673
Health Care	—	3,411	—		3,411
Industrials	—	4,966	—		4,966
Information Technology	—	1,361	—		1,361
Materials	—	3,260	230		3,490
Telecommunication Services	—	2,266	—		2,266
Utilities	—	2,011	—		2,011

Total Loan Assignments	—	50,859	230		51,089

Short-Term Investment
Investment Company	878	—	—		878

Total Investments in Securities	$1,475	$183,501	$240	*	$185,216

*	Level 3 securities are valued by brokers and pricing services. At August 31, 2015, the value of these securities was approximately $240,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

Treasury & Agency Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$15,745	$—	$15,745
U.S. Treasury Obligations	—	94,863	—	94,863
Short-Term Investment
Investment Company	1,040	—	—	1,040

Total Investments in Securities	$1,040	$110,608	$—	$111,648

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2015 for Core Plus Bond Fund, High Yield Fund and Short Duration Bond Fund.

330	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2015 for Core Bond Fund, Government Bond Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration High Yield and Treasury & Agency Fund.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$1,082,339		$10	$(2,433)	$(2,715)	$551,163		$(326,723)	$—	$(126,398)	$1,175,243
Collateralized Mortgage Obligations — Non-Agency CMO	235,727		1,863	(3,246)	(522)	—		(65,570)	—	(8,520)	159,732
Commercial Mortgage-Backed Securities	163,116		—	(1,633)	(10,321)	19,118		(19,658)	—	(3,364)	147,258
Corporate Bonds — Industrials	22,776		—	(17)	1	—		(44)	—	(22,348)	368
Corporate Bonds —Telecommunication Services	9,605		—	(162)	—	—		(9,443)	—	—	—
Loan Assignments —Financials	84,822		—	386	— (a)	30,908		(108,042)	—	—	8,074

Total	$1,598,385		$1,873	$(7,105)	$(13,557)	$601,189		$(529,480)	$—	$(160,630)	$1,490,675

Core Plus Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$250,055		$118	$27	$(578)	$121,229		$(63,077)	$3,920	$(12,753)	$298,941
Collateralized Mortgage Obligations — Non-Agency CMO	39,263		(280)	(334)	(4)	51		(16,653)	—	—	22,043
Commercial Mortgage-Backed Securities	76,382		—	(857)	(2,052)	11,585		(4,010)	—	—	81,048
Common Stocks — Consumer Discretionary	172		—	(52)	—	—		—	—	—	120
Common Stocks — Financials	191		—	(36)	—	—		—	—	—	155
Common Stocks — Industrials	4		—	7	—	—		(11)	—	—	—
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Utilities	800		—	(199)	—	30		—	—	—	631
Corporate Bonds — Consumer Discretionary	213		—	(1)	—	—	(a)	(6)	1	—	207
Corporate Bonds — Industrials	7,450		27	(56)	4	—		(281)	—	(6,388)	756
Corporate Bonds — Materials	906		—	(12)	2	—		(805)	—	—	91
Corporate Bonds —Telecommunication Services	2,243		—	(38)	—	—		(2,205)	—	—	—
Corporate Bonds — Utilities	—	(a)	(18)	18	—	—		— (a)	—	—	—
Loan Assignments — Consumer Discretionary	2		—	(2)	—	—		—	—	—	—	(a)
Loan Assignments — Financials	2,073		—	10	— (a)	1,228		(3,311)	—	—	—
Preferred Stocks — Materials	—	(b)	—	—	—	—		—	—	—	—	(b)
Warrants — Consumer Discretionary	—	(b)	—	—	—	—		—	—	—	—	(a)
Warrants — Industrials	—	(b)	—	— (a)	—	—		—	—	—	—	(a)

Total	$379,754		$(153)	$(1,525)	$(2,628)	$134,123		$(90,359)	$3,921	$(19,141)	$403,992

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	331

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

High Yield Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$5,743		$—	$426	$13	$—	$(2,138)	$—	$—	$4,044
Common Stocks — Consumer Discretionary	1,336		—	164	—	—	—	—	—	1,500
Common Stocks — Financials	2,883		—	(542)	—	—	—	—	—	2,341
Common Stocks — Industrials	116		(98)	180	—	—	(198)	—	—	—
Common Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds — Utilities	11,989		—	(2,986)	—	453	—	—	—	9,456
Corporate Bonds — Consumer Discretionary	3,368		—	(549)	(228)	9	(93)	13,008	—	15,515
Corporate Bonds — Financials	9,109		—	(11)	9	—	(681)	—	—	8,426
Corporate Bonds — Health Care	1		—	—	—	—	—	—	—	1
Corporate Bonds — Industrials	76,751		—	(125)	27	—	(197)	2	(73,876)	2,582
Corporate Bonds — Materials	7,656		—	(26)	20	—	(7,068)	—	—	582
Corporate Bonds — Utilities	16		(240)	228	—	—	(4)	—	—	—
Loan Assignments — Materials	—		—	(5)	5	10,094	—	—	—	10,094
Preferred Stocks — Consumer Discretionary	994		—	(1)	—	—	—	—	(993)	—
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(b)	—	— (a)	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(b)	—	11	—	—	—	—	—	11

Total	$119,962		$(338)	$(3,236)	$(154)	$10,556	$(10,379)	$13,010	$(74,869)	$54,552

Inflation Managed Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$25,073		$—	$(56)	$2	$10,303	$(8,337)	$—	$(4,700)	$22,285
Collateralized Mortgage Obligations — Non-Agency CMO	599		—	3	— (a)	—	(174)	—	—	428
Commercial Mortgage-Backed Securities	2,262		—	26	(235)	—	(262)	—	(900)	891
Corporate Bonds — Industrials	2,747		—	—	—	—	—	—	(2,747)	—
Corporate Bonds — Telecommunication Services	1,079		—	(18)	—	—	(1,061)	—	—	—

Total	$31,760		$—	$(45)	$(233)	$10,303	$(9,834)	$—	$(8,347)	$23,604

Limited Duration Bond Fund	Balance as of February 28, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$85,154		$—	$270	$21	$22,657	$(19,493)	$—	$(8,384)	$80,225
Collateralized Mortgage Obligations — Non-Agency CMO	20,343		35	(142)	(8)	3,537	(4,569)	—	(4,325)	14,871
Commercial Mortgage-Backed Securities	6,629		—	84	—	—	(217)	—	—	6,496

Total	$112,126		$35	$212	$13	$26,194	$(24,279)	$—	$(12,709)	$101,592

332	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Mortgage-Backed Securities Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$88,257	$—	$15	$(308)	$41,866	$(25,080)	$2,729	$(1,198)	$106,281
Collateralized Mortgage Obligations — Non-Agency CMO	72,236	333	(1,794)	52	—	(15,379)	—	(1,722)	53,726
Commercial Mortgage-Backed Securities	27,939	—	(450)	(684)	3,012	(3,901)	—	—	25,916
Loan Assignments — Financials	6,059	—	28	—	1,613	(7,148)	—	—	552

Total	$194,491	$333	$(2,201)	$(940)	$46,491	$(51,508)	$2,729	$(2,920)	$186,475

Short Duration Bond Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in securities
Asset-Backed Securities	$277,737	$—	$(672)	$31	$101,633	$(109,663)	$—	$(36,133)	$232,933
Collateralized Mortgage Obligations — Non-Agency CMO	10,646	—	50	— (a)	—	(1,855)	—	—	8,841
Commercial Mortgage-Backed Securities	74,839	—	499	— (a)	—	(31,426)	—	(6,994)	36,918
Loan Assignments — Financials	20,120	—	90	—	9,122	(27,262)	—	—	2,070

Total	$383,342	$—	$(33)	$31	$110,754	$(170,206)	$—	$(43,127)	$280,762

Short Duration High Yield Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Corporate Bonds — Industrials	$1,571	$2	$(9)	$(2)	$—	$(339)	$—	$(1,213)	$10
Loan Assignments — Materials	—	—	— (a)	— (a)	230	—	—	—	230

Total	$1,571	$2	$(9)	$(2)	$230	$(339)	$—	$(1,213)	$240

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the year.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	333

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2015, which were valued using significant unobservable inputs (Level 3) were as follows (amounts in thousands):

Core Bond Fund	$(4,457)
Core Plus Bond Fund	(1,309)
High Yield Fund	(3,628)
Inflation Managed Bond Fund	(42)
Limited Duration Bond Fund	217
Mortgage-Backed Securities Fund	(1,696)
Short Duration Bond Fund	(720)
Short Duration High Yield Fund	— (a)

(a)	Amount rounds to less than $1,000.

These amounts are included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$639,498	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100% (3.10%)
			Constant Default Rate	0.00% - 50.00% (19.07%)
			Yield (Discount Rate of Cash Flows)	1.23% - 7.75% (3.86%)

Asset-Backed Securities	639,498

	110,769	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 37.14% (7.15%)
			Constant Default Rate	0.00% - 8.82% (3.13%)
			PSA Prepayment Model	275.00% - 373.00% (368.38%)
			Yield (Discount Rate of Cash Flows)	0.45% - 27.83% (3.46%)

Collateralized Mortgage Obligations	110,769

	81,319	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (43.10%)
			Yield (Discount Rate of Cash Flows)	(9.57%) - 5.08% (2.98%)

Commercial Mortgage-Backed Securities	81,319

Total	$831,586

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $659,088,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$—	(a)	Market Comparable Companies	Discount for lack of marketability (b)	100.00% (100.00%)

Preferred Stock	—	(c)	Discounted Cash Flow	Discount for lack of marketability (b)	100.00% (100.00%)

	929		Market Comparable Companies	EBITDA Multiple (d)	7.0x (7.0x)
				Discount for lack of marketability (b)	10.00% - 12.50% (12.19%)

Corporate Bond	929

334	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Fair Value at August 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$189,756		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (4.50%) 2.00% (2.00%)
				Constant Prepayment Rate	0.00% - 40.00% (4.10%)
				Constant Default Rate	0.00% - 50.00% (18.35%)
				Yield (Discount Rate of Cash Flows)	1.23% - 7.75% (4.40%)

Asset-Backed Securities	189,756

	17,963		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 30.57% (6.39%)
				Constant Default Rate	0.00% - 7.99% (1.86%)
				Yield (Discount Rate of Cash Flows)	0.45% - 3.19% (3.24%)

Collateralized Mortgage Obligations	17,963

	71,452		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (12.21%)
				Yield (Discount Rate of Cash Flows)	(37.74%) - 5.33% (4.11%)

Collateralized Mortgage-Backed Securities	71,452

Warrants	—	(a)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$280,103

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $123,889,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Amounts to less than $1,000.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Value is zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$2,315		Market Comparable Companies	Discount for lack of marketability (a)	12.50% - 100.00% (12.50%)

Preferred Stock	—	(b)	Market Comparable Companies	Discount for lack of marketability (a)	100.00% (100.00%)

	13,323		Market Comparable Companies	EBITDA Multiple (c)	7.00x (7.00x)
				Discount for lack of marketability (a)	10.00% - 12.50% (12.35%)
				Probability of Default	99.99% (99.99%)

Corporate Bond	13,323

	4,044		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (4.50%) 2.00% (2.00%)
				Constant Prepayment Rate	2.00% (2.00%)
				Constant Default Rate	5.00% (5.00%)
				Yield (Discount Rate of Cash Flows)	7.54% (7.54%)

Asset-Backed Securities	4,044

Warrants	11		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$19,693

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	335

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $34,859,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$15,471	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.36%)
			Constant Default Rate	0.00% - 36.00% (24.26%)
			Yield (Discount Rate of Cash Flows)	1.23% - 4.27% (3.50%)

Asset-Backed Securities	15,471

	100	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Constant Default Rate	0.25% (0.25%)
			Yield (Discount Rate of Cash Flows)	4.20% (4.20%)

Collateralized Mortgage Obligations	100

	263	Discounted Cash Flow	Constant Prepayment Rate	90% - 100.00% (95.76%)
			Yield (Discount Rate of Cash Flows)	(8.73%) - 2.86% ((3.81)%)

Commercial Mortgage-Backed Securities	263

Total	$15,834

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $7,770,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

Limited Duration Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$61,454	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 16.00% (1.73%)
			Constant Default Rate	0.00% - 50.00% (15.76%)
			Yield (Discount Rate of Cash Flows)	1.23% - 14.01% (4.28%)

Asset-Backed Securities	61,454

336	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$14,872	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 20.00% (9.97%)
			Constant Default Rate	0.00% - 7.30% (0.12%)
			PSA Prepayment Model	246.8% - 373.00% (342.47%)
			Yield (Discount Rate of Cash Flows)	1.12% - 8.73% (2.11%)

Collateralized Mortgage Obligations	14,872

	6,230	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.21%)
			Constant Default Rate	0.00% - 5.00% (0.21%)
			Yield (Discount Rate of Cash Flows)	3.87% - 6.18% (3.97%)

Commercial Mortgage-Backed Securities	6,230

Total	$82,556

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $19,036,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Mortgage-Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71,055	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (1.31%)
			Constant Default Rate	0.00% - 50.00% (14.49%)
			Yield (Discount Rate of Cash Flows)	1.29%% - 7.75% (3.94%)

Asset-Backed Securities	71,055

	43,131	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (7.16%)
			Constant Default Rate	0.00% - 9.74% (4.76%)
			PSA Prepayment Model	275.00% - 373.00% (320.11%)
			Yield (Discount Rate of Cash Flows)	0.37% - 27.83% (4.76%)

Collateralized Mortgage Obligations	43,131

	9,241	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (38.13%)
			Yield (Discount Rate of Cash Flows)	1.01% - 5.08% (3.83%)

Commercial Mortgage-Backed Securities	9,241

Total	$123,427

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $63,048,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	337

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$131,242	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.39%)
			Constant Default Rate	0.00% - 36.00% (23.69%)
			Yield (Discount Rate of Cash Flows)	1.23% - 8.77% (3.63%)

Asset-Backed Securities	131,242

	1	Discounted Cash Flow	PSA Prepayment Model	373.00% (373.00%)
			Yield (Discount Rate of Cash Flows)	1.52% (1.52%)

Collateralized Mortgage Obligations	1

Commercial Mortgage-Backed Securities	16,090	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.71% - 6.41% (3.40%)

Total	$147,333

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately 133,429,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and Regulation S under the Securities Act.

C. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Core Bond Fund, Inflation Managed Bond Fund and Mortgage-Backed Securities Fund had TBA purchase commitments and when issued securities outstanding as of August 31, 2015, which are shown as payable for Investment securities purchased — delayed delivery securities on the Statement of Assets and Liabilities. The values of these securities are detailed in the SOIs.

D. Loan Assignments — Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration High Yield Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the borrower on a loan, provided, however, the fund’s rights may be more limited than the lender from which it acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest

338	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

At August 31, 2015, Short Duration High Yield Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank	Percentage
Deutsche Bank AG	5.7%

E. Unfunded Commitments — Core Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund may enter into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

At August 31, 2015, the following Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower (amounts in thousands):

Core Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group Inc.	Revolving Loan	06/12/17	0.500%	3.250%	$3,585	$3,567	$8,115	$8,074	$11,700	$11,641

Mortgage-Backed Securities Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group Inc.	Revolving Loan	06/12/17	0.500%	3.250%	$245	$244	$555	$552	$800	$796

Short Duration Bond Fund

	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Unfunded Commitment		Funded Commitment		Total Commitment
Security Description					Par Amount	Value	Par Amount	Value	Par Amount	Value
Tricon Capital Group Inc.	Revolving Loan	06/12/17	0.500%	3.250%	$919	$914	$2,081	$2,070	$3,000	$2,984

F. Derivatives — Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Short Duration High Yield Fund used instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives are also used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	339

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes F(1) — F(3) below describe the various derivatives used by the Funds.

(1). Futures Contracts — Core Plus Bond Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — Core Plus Bond Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

As of August 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engaged in various swap transactions, including interest rate and credit default swaps, to manage interest rate (e.g., duration, yield curve) and credit risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by Inflation Managed Bond Fund is invested in an affiliated money

340	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted except for amounts posted to Goldman Sachs International, which are included on the Statements of Assets and Liabilities as Restricted Cash. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

Inflation Managed Bond Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2015 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Inflation Managed Bond Fund	Collateral Posted	Barclays Bank plc	$(3,215)	$3,310
		BNP Paribas	(8,817)	9,340
		Citibank, N.A.	(9,955)	10,540
		Credit Suisse International	(6,382)	6,990
		Deutsche Bank AG, New York	(15,913)	17,750
		Goldman Sachs International	(6,163)	6,640
		Morgan Stanley Capital Services	(11,931)	12,340
		Royal Bank of Scotland	(3,783)	4,380

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund may enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

As of August 31, 2015, the Funds did not hold credit default swaps.

Interest Rate Swaps

Core Plus Bond Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Inflation-Linked Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio. The use of swaps exposes the Fund to interest rate risk.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	341

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(4). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$396	$—	$—	$396
Foreign exchange contracts	Receivables	—	362	—	362

Total		$396	$362	$—	$758

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(352)	$—	$(78)	$(430)
Foreign exchange contracts	Payables	—	(26)	—	(26)

Total		$(352)	$(26)	$(78)	$(456)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to/from brokers.
(b)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Inflation Managed Bond Fund

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Liability:		OTC Swaps
Interest rate contracts	Payables	$(66,159)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Inflation Managed Bond Fund

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Posted (b)	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$3,215	$—	$(3,215)	$—
BNP Paribas	8,817	—	(8,817)	—
Citibank, N.A.	9,955	—	(9,955)	—
Credit Suisse International	6,382	—	(6,382)	—
Deutsche Bank AG, New York	15,913	—	(15,913)	—
Goldman Sachs International	6,163	—	(6,163)	—
Morgan Stanley Capital Services	11,931	—	(11,931)	—
Royal Bank of Scotland	3,783	—	(3,783)	—

	$66,159	$—	$(66,159)	$—

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.E.(3). for actual swap collateral received or posted.

342	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2015, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$561	$—	$(38)	$523
Foreign exchange contracts	—	451	—	451
Credit Contracts	—	—	(552)	(552)

Total	$561	$451	$(590)	$422

Amount Change of Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$570	$—	$(22)	$548
Foreign exchange contracts	—	(134)	—	(134)

Total	$570	$(134)	$(22)	$414

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Swaps
Interest rate contracts	$(2,915)

Amount Change of Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Swaps
Interest rate contracts	$(13,070)

Short Duration High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivatives Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$8

Amount Change of Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations
Derivatives Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$—	(a)

(a)	Amount rounds to less than $1,000.

Derivatives Volume

The tables below disclose the volume of the Funds’ futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2015 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund	Inflation Managed Bond Fund	Short Duration High Yield Fund
Futures Contracts:
Average Notional Balance Long	$251,360	$—	$—
Average Notional Balance Short	151,238	—	—
Ending Notional Balance Long	290,782	—	—
Ending Notional Balance Short	147,163	—	—

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	343

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

	Core Plus Bond Fund		Inflation Managed Bond Fund	Short Duration High Yield Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$702		$—	$47
Average Settlement Value Sold	13,440		—	207	(b)
Ending Settlement Value Purchased	189		—	—
Ending Settlement Value Sold	12,328		—	—

Credit Default Swaps:
Average Notional Balance — Buy Protection	—		—	—
Average Notional Balance — Sell Protection	60,000	(a)	—	—
Ending Notional Balance — Buy Protection	—		—	—
Ending Notional Balance — Sell Protection	—		—	—

Interest Rate-Related Swaps (Inflation-Linked Swaps):
Average Notional Balance — Buy Fixed Rate	5,000		1,277,714	—
Ending Notional Balance — Buy Fixed Rate	5,000		1,220,000	—

(a)	For the period from July 1, 2015 to July 31, 2015.
(b)	For the period March 1, 2015 to April 30, 2015.

The Funds’ derivatives contracts held at August 31, 2015 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the six months ended August 31, 2015 are as follows (amounts in thousands):

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund
Transfer agent fees	$117	$1	$21	$5	$3	$38	n/a	$70
Sub-transfer agent fees	1,278	3	201	97	138	—	n/a	3,442

Core Plus Bond Fund
Transfer agent fees	25	—	4	2	n/a	4	$3	8
Sub-transfer agent fees	268	—	69	21	n/a	—	88	102

Government Bond Fund
Transfer agent fees	126	—	3	6	n/a	n/a	n/a	8
Sub-transfer agent fees	484	1	40	61	n/a	n/a	n/a	410

344	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
High Yield Fund
Transfer agent fees	$42	$—	$8	$4	$2	$12	n/a	$434
Sub-transfer agent fees	416	1	104	11	29	—	n/a	2,697

Inflation Managed Bond Fund
Transfer agent fees	1	n/a	—	—	—	2	n/a	6
Sub-transfer agent fees	44	n/a	1	—	6	—	n/a	42

Limited Duration Bond Fund
Transfer agent fees	7	—	2	n/a	n/a	4	n/a	4
Sub-transfer agent fees	75	—	16	n/a	n/a	—	n/a	29

Mortgage-Backed Securities Fund
Transfer agent fees	8	n/a	—	n/a	n/a	6	n/a	6
Sub-transfer agent fees	12	n/a	1	n/a	n/a	—	n/a	55

Short Duration Bond Fund
Transfer agent fees	8	—	4	n/a	n/a	12	n/a	31
Sub-transfer agent fees	106	—	33	n/a	n/a	—	n/a	1,976

Short Duration High Yield Fund
Transfer agent fees	—	n/a	—	n/a	n/a	—	n/a	2
Sub-transfer agent fees	—	n/a	—	n/a	n/a	—	n/a	1

Treasury & Agency Fund
Transfer agent fees	2	—	n/a	n/a	n/a	n/a	n/a	1
Sub-transfer agent fees	2	—	n/a	n/a	n/a	n/a	n/a	10

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Duration High Yield Fund	0.50
Treasury & Agency Fund	0.30

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	345

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class R2
0.25%	0.75%	0.75%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of Limited Duration Bond Fund and Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2015, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Core Bond Fund	$296		$—	(a)
Core Plus Bond Fund	232		—	(a)
Government Bond Fund	13		1
High Yield Fund	65		—	(a)
Inflation Managed Bond Fund	1		—	(a)
Limited Duration Bond Fund	7		—	(a)
Mortgage-Backed Securities Fund	9		—
Short Duration Bond Fund	34		—
Short Duration High Yield Fund	—	(a)	—
Treasury & Agency Fund	2		—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into Shareholder Servicing Agreements with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreements. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	0.25
Short Duration High Yield Fund	0.25	n/a	0.25	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

346	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales (except Core Bond Fund and High Yield Fund which will begin excluding interest expenses related to short sales on 12/1/15 and 11/1/15, respectively), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Class R6		Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	1.00%	0.45%	0.35	%^	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	1.15	n/a	0.40		0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	1.00	n/a	n/a		n/a	0.48
High Yield Fund^^	1.00	1.55	1.55	1.30	0.75	0.70		n/a	0.80
Inflation Managed Bond Fund	0.75	n/a	1.40	1.00	0.55	0.50		n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	0.25		n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	1.15	n/a	n/a	0.25		n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	0.30		n/a	0.55
Short Duration High Yield Fund	0.90	n/a	1.40	n/a	n/a	0.50		n/a	0.65
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a		n/a	0.45

^	Prior to November 28, 2014, the contractual expense limitation for Core Bond Fund was 0.40% for Class R6 Shares.
^^	Prior to October 31, 2014, the contractual expense limitations for High Yield Fund were 1.60%, 1.60%, 1.35%, 0.80%, 0.75% and 0.85% for Class B, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the six months ended August 31, 2015 and are in place until at least June 30, 2016, except for Class B Shares which are no longer operating. In addition, Core Bond Fund’s service providers have voluntarily waived fees during the six months ended August 31, 2015. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$4,396	$2,882	$8,515	$15,793	$52
Core Plus Bond Fund	110	73	1,095	1,278	9
Government Bond Fund	155	102	1,517	1,774	368
High Yield Fund	1,795	1,194	9,385	12,374	422
Inflation Managed Bond Fund	—	—	725	725	34
Limited Duration Bond Fund	440	293	361	1,094	—	(a)
Mortgage-Backed Securities Fund	1,566	1,043	675	3,284	—
Short Duration Bond Fund	1,773	1,175	2,124	5,072	—	(a)
Short Duration High Yield Fund	131	87	83	301	—	(a)
Treasury & Agency Fund	142	52	1	195	—	(a)

	Voluntary Waivers
	Investment Advisory	Administration	Total
Core Bond Fund	$3	$31	$34

(a)	Amount rounds to less than $1,000.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	347

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

The amounts of waivers resulting from investments in these money market funds for the six months ended August 31, 2015 were as follows (amounts in thousands):

Core Bond Fund	$2,248
Core Plus Bond Fund	204
Government Bond Fund	—
High Yield Fund	278
Inflation Managed Bond Fund	34
Limited Duration Bond Fund	148
Mortgage-Backed Securities Fund	110
Short Duration Bond Fund	1
Short Duration High Yield Fund	8
Treasury & Agency Fund	—

H. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board’s appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$3,955,475	$2,177,978	$1,272,643	$463,062
Core Plus Bond Fund	1,246,773	889,102	700,692	527,741
Government Bond Fund	17,674	57,721	10,770	37,510
High Yield Fund	2,488,252	2,813,666	—	—
Inflation Managed Bond Fund	143,480	204,580	175,096	174,704
Limited Duration Bond Fund	438,043	113,399	—	25,000
Mortgage-Backed Securities Fund	159,522	214,350	13,994	121
Short Duration Bond Fund	982,136	1,349,501	762,030	1,083,224
Short Duration High Yield Fund	60,238	112,673	—	—
Treasury & Agency Fund	—	2,156	9,885	25,234

348	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$28,837,918	$831,474	$161,721	$669,753
Core Plus Bond Fund	4,260,370	88,025	85,711	2,314
Government Bond Fund	1,224,206	62,689	7,273	55,416
High Yield Fund	9,174,875	192,560	551,248	(358,688)
Inflation Managed Bond Fund	1,758,700	22,164	15,179	6,985
Limited Duration Bond Fund	1,281,785	6,233	9,705	(3,472)
Mortgage-Backed Securities Fund	2,467,913	81,439	15,199	66,240
Short Duration Bond Fund	10,327,527	50,126	36,603	13,523
Short Duration High Yield Fund	194,534	321	9,639	(9,318)
Treasury & Agency Fund	111,184	525	61	464

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 28, 2015, the Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Inflation Managed Bond Fund	$1,864	$—
Limited Duration Bond Fund	—	10,717
Short Duration High Yield Fund	1,074	84

At February 28, 2015, the Funds had the following pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

	2016	2017	2018	2019	Total
Core Plus Bond Fund	$3,905	$—	$—	$—	$3,905	*
Limited Duration Bond Fund	4,374	42,572	10,531	6,963	64,440

*	The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015 or at anytime during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	349

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for each of Core Plus Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund, Short Duration High Yield Fund and Treasury & Agency Fund.

As of August 31, 2015, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate, more than 10% of the net assets of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Core Bond Fund	—%	22.58%
Core Plus Bond Fund	29.53	—
High Yield Fund	—	14.66
Inflation Managed Bond Fund	20.61	19.13
Limited Duration Bond Fund	44.78	—

Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund, Limited Duration Bond Fund, and Short Duration Bond Fund and Treasury & Agency each have shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the applicable Fund’s outstanding shares.

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, Short Duration High Yield Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

A significant portion of the Funds’ (except High Yield Fund, Short Duration High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

High Yield Fund and Short Duration High Yield Fund may invest up to 100% of the Funds’ total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality. Such securities may include so called “distressed debt”.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

350	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$996.00	$3.71	0.74%
Hypothetical	1,000.00	1,021.42	3.76	0.74
Class C
Actual	1,000.00	993.60	6.92	1.38
Hypothetical	1,000.00	1,018.20	7.00	1.38
Class R2
Actual	1,000.00	995.50	4.97	0.99
Hypothetical	1,000.00	1,020.16	5.03	0.99
Class R5
Actual	1,000.00	997.70	2.21	0.44
Hypothetical	1,000.00	1,022.92	2.24	0.44
Class R6
Actual	1,000.00	999.00	1.71	0.34
Hypothetical	1,000.00	1,023.43	1.73	0.34
Select Class
Actual	1,000.00	997.70	2.86	0.57
Hypothetical	1,000.00	1,022.27	2.90	0.57

Core Plus Bond Fund
Class A
Actual	1,000.00	990.40	3.75	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	987.00	6.99	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R2
Actual	1,000.00	989.60	5.75	1.15
Hypothetical	1,000.00	1,019.46	5.84	1.15

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SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class R6
Actual	$1,000.00	$992.10	$1.95	0.39%
Hypothetical	1,000.00	1,023.18	1.98	0.39
Institutional Class
Actual	1,000.00	992.90	2.40	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48
Select Class
Actual	1,000.00	992.20	3.26	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65

Government Bond Fund
Class A
Actual	1,000.00	999.50	3.77	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	995.80	7.42	1.48
Hypothetical	1,000.00	1,017.70	7.51	1.48
Class R2
Actual	1,000.00	998.40	5.02	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Select Class
Actual	1,000.00	1,000.10	2.41	0.48
Hypothetical	1,000.00	1,022.72	2.44	0.48

High Yield Fund
Class A
Actual	1,000.00	969.60	4.95	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00
Class C
Actual	1,000.00	966.70	7.66	1.55
Hypothetical	1,000.00	1,017.34	7.86	1.55
Class R2
Actual	1,000.00	967.90	6.43	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class R5
Actual	1,000.00	972.20	3.72	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class R6
Actual	1,000.00	972.40	3.47	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Select Class
Actual	1,000.00	970.50	3.96	0.80
Hypothetical	1,000.00	1,021.11	4.06	0.80

Inflation Managed Bond Fund
Class A
Actual	1,000.00	986.90	3.75	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	984.00	6.98	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R2
Actual	1,000.00	986.80	4.99	1.00
Hypothetical	1,000.00	1,020.11	5.08	1.00

352	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Inflation Managed Bond Fund (continued)
Class R5
Actual	$1,000.00	$988.90	$2.75	0.55%
Hypothetical	1,000.00	1,022.37	2.80	0.55
Class R6
Actual	1,000.00	989.30	2.25	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45
Select Class
Actual	1,000.00	988.60	3.00	0.60
Hypothetical	1,000.00	1,022.12	3.05	0.60

Limited Duration Bond Fund
Class A
Actual	1,000.00	1,001.30	3.42	0.68
Hypothetical	1,000.00	1,021.72	3.46	0.68
Class C
Actual	1,000.00	999.70	5.93	1.18
Hypothetical	1,000.00	1,019.20	5.99	1.18
Class R6
Actual	1,000.00	1,004.60	1.11	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22
Select Class
Actual	1,000.00	1,002.60	2.16	0.43
Hypothetical	1,000.00	1,022.97	2.19	0.43

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,009.80	3.28	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class C
Actual	1,000.00	1,007.60	5.80	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15
Class R6
Actual	1,000.00	1,011.30	1.21	0.24
Hypothetical	1,000.00	1,023.93	1.22	0.24
Select Class
Actual	1,000.00	1,010.50	1.97	0.39
Hypothetical	1,000.00	1,023.18	1.98	0.39

Short Duration Bond Fund
Class A
Actual	1,000.00	1,001.60	4.03	0.80
Hypothetical	1,000.00	1,021.11	4.06	0.80
Class C
Actual	1,000.00	999.00	6.53	1.30
Hypothetical	1,000.00	1,018.60	6.60	1.30
Class R6
Actual	1,000.00	1,004.10	1.51	0.30
Hypothetical	1,000.00	1,023.63	1.53	0.30
Select Class
Actual	1,000.00	1,002.80	2.77	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

Short Duration High Yield Fund
Class A
Actual	1,000.00	991.00	4.50	0.90
Hypothetical	1,000.00	1,020.61	4.57	0.90

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SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Short Duration High Yield Fund (continued)
Class C
Actual	$1,000.00	$988.60	$7.00	1.40%
Hypothetical	1,000.00	1,018.10	7.10	1.40
Class R6
Actual	1,000.00	992.40	2.50	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50
Select Class
Actual	1,000.00	992.60	3.26	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65

Treasury & Agency Fund
Class A
Actual	1,000.00	1,002.70	3.52	0.70
Hypothetical	1,000.00	1,021.62	3.56	0.70
Select Class
Actual	1,000.00	1,003.40	2.27	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

354	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of Funds with greater than two years of performance history, as well as a risk/return assessment of certain Funds as compared to the Fund’s objectives and peers, in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trusts and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Funds’ Senior/Chief Compliance Officer

The Trustees noted that, upon their direction, the Senior Officer for the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund, and Treasury & Agency Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. In determining whether to continue the Advisory Agreements, the Trustees considered the Senior Officer’s report.

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Inflation Managed Bond Fund and Short Duration High Yield Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional

356	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. For certain Funds, the Trustees and Adviser determined that the Universe Group is less meaningful and the independent consultant prepared an analysis of those Funds across various risk and return metrics including tracking error, volatility, total/excess return versus various indices and customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s performance was in the fourth quintile for Class A shares for each of the one-, three-, and five-year periods ended December 31, 2014, and in the fourth, fourth and third quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Core Plus Bond Fund’s performance was in the second, third and second quintiles for Class A shares and in the second, second and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Government Bond Fund’s performance was in the first, second and first quintiles for both Class A and Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the High Yield Fund’s performance was in the second, third and third quintiles for Class A shares and in the first, second, and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s performance was in the fourth and first quintiles for both Class A and Select Class shares for the one- and three-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable.

The Trustees noted that the Limited Duration Bond Fund’s performance was in the second quintile for Class A shares for each of the one-, three-, and five-year periods ended December 31, 2014, and in the second, first, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance was attractive. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and,

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

based upon this discussion and various other factors, concluded that the performance was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s performance was in the fifth, third and second quintiles for Class A shares and in the fifth, second, and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance was satisfactory. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, the Adviser’s and/or independent consultant’s analysis and other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Short Duration Bond Fund’s performance was in the third, second, and second quintiles for Class A shares and in the second, first, and first quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, the Adviser’s and/or independent consultant’s analysis and other factors, concluded that the performance was reasonable.

The Trustees noted that the Short Duration High Yield Fund’s performance was in the fourth quintile for both Class A and Select Class shares for the one-year period ended December 31, 2014. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, and various other factors, concluded that the Fund’s performance was reasonable.

The Trustees noted that the Treasury & Agency Fund’s performance was in the fourth, fourth and third quintiles for Class A shares and in the third, third, and second quintiles for Select Class shares for the one-, three-, and five-year periods ended December 31, 2014, respectively, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, the Adviser’s and/or independent consultant’s analysis and other factors, concluded that the Fund’s performance was reasonable. They requested, however, that the Fund’s Adviser provide additional Fund performance information to be reviewed with members of the fixed income committee at each of their regular meetings over the course of the next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Core Bond Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Core Plus Bond Fund’s net advisory fee for both Class A and Select Class shares was in the second quintile, and that the actual total expenses for Class A and Select Class shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Government Bond Fund’s net advisory fee for Class A and Select Class shares were in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the High Yield Fund’s net advisory fee for both Class A and Select Class shares was in the fourth quintile, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Inflation Managed Bond Fund’s net advisory fee for both Class A and Select Class shares was in the fourth quintile, and that the actual total expenses for Class A and Select Class shares were in the second and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

358	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

The Trustees noted that the Limited Duration Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Mortgage-Backed Securities Fund’s net advisory fee for Class A and Select Class shares was in the first and second quintiles, respectively, and that the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

The Trustees noted that the Short Duration Bond Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first and second quintiles of the

Universe Group, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Short Duration High Yield Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Treasury & Agency Fund’s net advisory fee and actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	359

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-INC2-815

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2015 (Unaudited)

JPMorgan Managed Income Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

Dear Shareholder,

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	1

JPMorgan Managed Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	0.20%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02%

Net Assets as of 8/31/2015 (In Thousands)	$5,406,978
Duration as of 8/31/2015	0.3 years

INVESTMENT OBJECTIVE**

The JPMorgan Managed Income Fund (the “Fund”) seeks current income while seeking to maintain a low volatility of principal.

HOW DID THE MARKET PERFORM?

U.S. financial markets slumped at the end of the six month reporting period amid investor concerns about slowing growth in China’s economy and expectations of an increase in U.S. interest rates. After reaching record highs in May, U.S. equities came under pressure in June and July and volatility rose sharply. On August 24, 2015, a global sell-off in equities drove leading market indexes lower. The Standard & Poor’s 500 Index (“S&P 500”) closed down 3.9% on the day. Though markets rebounded during the following days, they ended the period lower.

Overall, bond markets fared little better than equities. While increasing financial market volatility drove some investors to fixed income assets, it was insufficient to bolster prices in large sectors of the bond market, already under pressure from historically low interest rates. U.S. Treasury bond yields, which generally move in the opposite direction of bond prices, rose across all maturities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund’s Institutional Class Shares outperformed the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”).

The main contributors to the Fund’s performance relative to the Benchmark were its investments in “spread sectors,” or fixed income asset classes that generate additional yield over U.S. Treasury bonds, including corporate bonds and asset-backed securities. Within the corporate bond asset class, the Fund’s investments in the banking sector were the largest contributors to relative performance. The Fund’s exposure to floating rate securities also contributed to relative performance.

The Fund’s longer overall duration detracted from performance relative to the Benchmark as interest rates in the 1-3 year portion of the Treasury yield curve rose during the reporting period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund reduced its exposure to securities with durations longer than 18 months. In addition, the Fund maintained exposure to floating rate notes during the period. The Fund also held non-Treasury debt securities and asset-backed securities, which were not included in the Benchmark.

PORTFOLIO COMPOSITION BY ASSET CLASS***
Corporate Bonds	55.4%
Asset-Backed Securities	18.9
Certificates of Deposit	11.4
Repurchase Agreements	5.6
Commercial Paper	4.5
Investment Company	3.1
U.S. Government Agency Securities	1.1
U.S. Treasury Obligation	0.0	(a)

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.
(a)	Amount rounds to less than 0.1%.

An unaudited uncertified list of prior-day portfolio holdings of the Fund is available upon request. Please contact your J.P. Morgan representative to obtain further information regarding this facility and information on holdings.

2	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

JPMorgan Managed Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	September 30, 2010	0.20%	0.35%	0.40%	0.46%
SELECT CLASS SHARES	September 30, 2010	0.05	0.25	0.30	0.35

*	Not annualized.

LIFE OF FUND PERFORMANCE (9/30/10 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-766-7722.

The Fund commenced operations on September 30, 2010.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Managed Income Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Ultra Short Obligation Funds Index from September 30, 2010 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Ultra Short Obligation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Ultra Short Obligation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	3

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 80.6%
	Asset-Backed Securities — 18.8%
	Ally Auto Receivables Trust,
1,574	Series 2012-5, Class A3, 0.620%, 03/15/17	1,574
3,977	Series 2013-1, Class A3, 0.630%, 05/15/17	3,975
1,938	Series 2013-2, Class A3, 0.790%, 01/15/18	1,937
6,450	Series 2014-1, Class A3, 0.970%, 10/15/18	6,440
2,555	Series 2014-SN1, Class A2A, 0.520%, 10/20/16	2,554
8,000	Series 2015-1, Class A2, 0.920%, 02/15/18	8,001
19,600	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	19,601
	AmeriCredit Automobile Receivables Trust,
2,613	Series 2013-2, Class A3, 0.650%, 12/08/17	2,610
2,093	Series 2013-5, Class A3, 0.900%, 09/10/18	2,091
2,388	Series 2014-1, Class A2, 0.570%, 07/10/17	2,388
7,292	Series 2014-2, Class A2A, 0.540%, 10/10/17	7,289
6,110	BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.468%, 09/16/19	6,105
7,653	Bank of America Auto Trust, Series 2012-1, Class A4, 1.030%, 12/15/16	7,655
	Bank of The West Auto Trust,
4,477	Series 2014-1, Class A2, 0.690%, 07/17/17 (e)	4,475
7,600	Series 2015-1, Class A2A, 0.870%, 04/16/18 (e)	7,593
58,600	Barclays Dryrock Issuance Trust, Series 2012-2, Class A, 0.640%, 08/15/18	58,597
13,465	BMW Vehicle Lease Trust, Series 2015-1, Class A2A, 0.860%, 02/21/17	13,466
8,475	BMW Vehicle Owner Trust, Series 2014-A, Class A2, 0.530%, 04/25/17	8,468
	California Republic Auto Receivables Trust,
1,566	Series 2014-3, Class A2, 0.630%, 06/15/17	1,566
11,940	Series 2015-1, Class A2, 0.880%, 12/15/17	11,935
20,000	Series 2015-2, Class A2, 0.880%, 02/15/18	19,985
	Capital Auto Receivables Asset Trust,
13,313	Series 2013-4, Class A3, 1.090%, 03/20/18	13,307
12,500	Series 2014-2, Class A2, 0.910%, 04/20/17	12,496
	CarMax Auto Owner Trust,
1,467	Series 2013-2, Class A3, 0.640%, 01/16/18	1,464
4,614	Series 2013-3, Class A3, 0.970%, 04/16/18	4,617
26,919	Series 2013-4, Class A3, 0.800%, 07/16/18	26,884
25,890	Series 2014-3, Class A2, 0.550%, 08/15/17	25,872
36,294	Series 2014-4, Class A2A, 0.670%, 02/15/18	36,276
34,815	Series 2015-1, Class A2, 0.880%, 03/15/18	34,822

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
19,900	Series 2015-3, Class A2A, 1.100%, 11/15/18	19,912
	Chrysler Capital Auto Receivables Trust,
2,236	Series 2013-AA, Class A3, 0.910%, 04/16/18 (e)	2,238
9,188	Series 2014-BA, Class A2, 0.690%, 09/15/17 (e)	9,186
2,814	CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	2,817
	Citibank Credit Card Issuance Trust,
27,175	Series 2006-A8, Class A8, VAR, 0.329%, 12/17/18	27,065
25,950	Series 2013-A10, Class A10, 0.730%, 02/07/18	25,963
	CNH Equipment Trust,
1,819	Series 2012-C, Class A3, 0.570%, 12/15/17	1,810
1,316	Series 2013-B, Class A3, 0.690%, 08/15/18	1,313
1,119	Series 2013-C, Class A3, 1.020%, 08/15/18	1,119
4,996	Series 2014-B, Class A2, 0.480%, 08/15/17	4,991
13,722	Series 2014-C, Class A2, 0.630%, 12/15/17	13,711
25,800	Series 2015-A, Class A2, 0.840%, 06/15/18	25,783
20,500	Series 2015-B, Class A2A, 0.840%, 08/15/18	20,466
4,225	Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.640%, 07/22/16 (e)	4,222
1,267	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	1,268
10,400	First National Master Note Trust, Series 2013-2, Class A, VAR, 0.728%, 10/15/19	10,410
	Ford Credit Auto Lease Trust,
8,849	Series 2013-B, Class A3, 0.760%, 09/15/16	8,850
3,976	Series 2014-A, Class A2A, 0.500%, 10/15/16	3,976
5,000	Series 2014-A, Class A3, 0.680%, 04/15/17	4,997
5,662	Series 2014-B, Class A2A, 0.510%, 03/15/17	5,659
425	Series 2015-A, Class A2A, 0.790%, 12/15/17	425
	Ford Credit Auto Owner Trust,
4,588	Series 2012-A, Class A4, 1.150%, 06/15/17	4,595
4,681	Series 2013-A, Class A3, 0.550%, 07/15/17	4,679
4,185	Series 2013-B, Class A3, 0.570%, 10/15/17	4,184
13,574	Series 2014-C, Class A2, 0.610%, 08/15/17	13,569
19,400	Series 2015-B, Class A2A, 0.720%, 03/15/18	19,386
16,850	Golden Credit Card Trust, (Canada), Series 2012-5A, Class A, 0.790%, 09/15/17 (e)	16,850

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Asset-Backed Securities — continued
5,114	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	5,110
	Honda Auto Receivables Owner Trust,
12,822	Series 2013-2, Class A3, 0.530%, 02/16/17	12,814
18,482	Series 2013-4, Class A3, 0.690%, 09/18/17	18,468
15,200	Series 2014-4, Class A2, 0.580%, 01/17/17	15,190
6,800	Series 2015-1, Class A2, 0.700%, 06/15/17	6,797
	Hyundai Auto Lease Securitization Trust,
3,989	Series 2013-A, Class A4, 0.770%, 10/17/16 (e)	3,977
465	Series 2014-A, Class A2, 0.520%, 07/15/16 (e)	465
8,806	Series 2014-B, Class A2, 0.610%, 02/15/17 (e)	8,803
11,421	Series 2015-A, Class A2, 1.000%, 10/16/17 (e)	11,425
19,100	Series 2015-B, Class A2B, VAR, 0.518%, 12/15/17 (e)	19,074
25,876	Hyundai Auto Receivables Trust, Series 2015-A, Class A2, 0.680%, 10/16/17	25,865
8,809	John Deere Owner Trust, Series 2014-B, Class A2A, 0.540%, 07/17/17	8,808
3,789	Macquarie Equipment Funding Trust, Series 2014-A, Class A2, 0.800%, 11/21/16 (e)	3,790
21,169	Master Credit Card Trust II, (Canada), Series 2012-2A, Class A, 0.780%, 04/21/17 (e)	21,170
	Mercedes-Benz Auto Lease Trust,
54,100	Series 2014-A, Class A3, 0.680%, 12/15/16	54,107
13,278	Series 2015-A, Class A2A, 0.780%, 02/15/17	13,281
13,500	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2B, VAR, 0.468%, 06/15/18	13,485
	Nissan Auto Receivables Owner Trust,
1,500	Series 2012-B, Class A4, 0.660%, 12/17/18	1,499
25,221	Series 2014-B, Class A2, 0.600%, 06/15/17	25,199
13,604	Series 2015-A, Class A2, 0.670%, 09/15/17	13,586
13,800	Series 2015-B, Class A2B, VAR, 0.478%, 07/16/18	13,800
	Porsche Innovative Lease Owner Trust,
2,652	Series 2013-1, Class A3, 0.700%, 08/22/16 (e)	2,652
14,929	Series 2014-1, Class A2, 0.650%, 01/20/17 (e)	14,922
360	Series 2015-1, Class A2, 0.790%, 11/21/17 (e)	360

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Asset-Backed Securities — continued
	Santander Drive Auto Receivables Trust,
2,270	Series 2013-3, Class A3, 0.700%, 10/16/17	2,270
489	Series 2013-4, Class A3, 1.110%, 12/15/17	489
1,430	Series 2013-5, Class A3, 0.820%, 02/15/18	1,430
127	Series 2014-1, Class A2A, 0.660%, 06/15/17	127
4,105	Series 2014-2, Class A2A, 0.540%, 07/17/17	4,103
1,740	Series 2014-2, Class A3, 0.800%, 04/16/18	1,738
7,568	Series 2014-4, Class A2A, 0.670%, 01/16/18	7,559
3,000	Series 2014-4, Class A3, 1.080%, 09/17/18	2,997
4,000	Series 2015-4, Class A2A, 1.200%, 12/17/18	4,000
	Toyota Auto Receivables Owner Trust,
8,152	Series 2014-C, Class A2, 0.510%, 02/15/17	8,145
9,450	Series 2015-A, Class A2, 0.710%, 07/17/17	9,439
7,800	Series 2015-B, Class A2B, VAR, 0.408%, 11/15/17	7,785
	Volkswagen Auto Lease Trust,
2,140	Series 2014-A, Class A2A, 0.520%, 10/20/16	2,139
2,210	Series 2014-A, Class A3, 0.800%, 04/20/17	2,210
13,038	Series 2015-A, Class A2A, 0.870%, 06/20/17	13,036
	Volkswagen Auto Loan Enhanced Trust,
3,330	Series 2012-2, Class A4, 0.660%, 03/20/19	3,325
7,232	Series 2013-1, Class A3, 0.560%, 08/21/17	7,225
10,111	Series 2014-1, Class A2, 0.420%, 03/20/17	10,106
1,679	Volvo Financial Equipment LLC, Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	1,679

	Total Asset-Backed Securities (Cost $1,018,305)	1,017,936

	Certificates of Deposit — 5.3%
20,000	Bank of Montreal, 0.576%, 06/16/17	19,996
	Bank of Nova Scotia (The), (Canada),
27,400	VAR, 0.509%, 12/05/16	27,396
34,000	VAR, 0.609%, 02/23/17	33,994
40,000	Canadian Imperial Bank of Commerce, (Canada), 0.549%, 06/02/17	39,993
	Nordea Bank Finland plc,
49,500	VAR, 0.499%, 11/14/16	49,488
28,700	VAR, 0.594%, 02/13/17	28,692
27,000	Svenska Handelsbanken AB, (Sweden), 0.476%, 12/19/16	26,996

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	5

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Certificates of Deposit — continued
60,000	UBS AG, (Switzerland), VAR, 0.781%, 09/26/16	59,985

	Total Certificates of Deposit (Cost $286,551)	286,540

	Corporate Bonds — 55.4%
	Consumer Discretionary — 4.0%
	Auto Components — 0.2%
	Johnson Controls, Inc.,
5,000	2.600%, 12/01/16	5,085
7,720	5.500%, 01/15/16	7,853

		12,938

	Automobiles — 2.0%
	Daimler Finance North America LLC,
1,000	1.250%, 01/11/16 (e)	1,001
1,500	2.625%, 09/15/16 (e)	1,522
1,450	3.000%, 03/28/16 (e)	1,467
1,700	VAR, 0.629%, 03/02/17 (e)	1,692
10,600	VAR, 0.640%, 08/01/17 (e)	10,526
24,307	VAR, 1.010%, 08/03/17 (e)	24,297
	Hyundai Capital America,
31,399	1.625%, 10/02/15 (e)	31,417
6,500	3.750%, 04/06/16 (e)	6,592
	Volkswagen Group of America Finance LLC,
4,600	VAR, 0.549%, 05/23/16 (e)	4,599
17,903	VAR, 0.609%, 11/22/16 (e)	17,864
7,100	VAR, 0.773%, 11/20/17 (e)	7,078

		108,055

	Media — 1.8%
20,530	Cox Communications, Inc., 5.500%, 10/01/15	20,607
500	NBCUniversal Enterprise, Inc., VAR, 0.826%, 04/15/16 (e)	501
26,406	Omnicom Group, Inc., 5.900%, 04/15/16	27,126
24,475	Sky Group Finance plc, (United Kingdom), 5.625%, 10/15/15 (e)	24,606
14,775	Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	14,763
8,827	Viacom, Inc., 6.250%, 04/30/16	9,122

		96,725

	Total Consumer Discretionary	217,718

	Consumer Staples — 1.9%
	Beverages — 0.8%
12,000	Anheuser-Busch InBev Finance, Inc., 0.800%, 01/15/16	12,010
8,550	Anheuser-Busch InBev Worldwide, Inc., 2.875%, 02/15/16	8,638

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — continued
1,290	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	1,299
21,425	Heineken N.V., (Netherlands), 0.800%, 10/01/15 (e)	21,426

		43,373

	Food & Staples Retailing — 0.5%
7,000	CVS Health Corp., 1.200%, 12/05/16	7,002
5,423	Kroger Co. (The), 3.900%, 10/01/15	5,436
13,300	Walgreens Boots Alliance, Inc., VAR, 0.774%, 05/18/16	13,294

		25,732

	Food Products — 0.6%
	General Mills, Inc.,
22,152	5.700%, 02/15/17	23,520
2,865	VAR, 0.594%, 01/29/16	2,863
5,500	Ingredion, Inc., 3.200%, 11/01/15	5,519

		31,902

	Total Consumer Staples	101,007

	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
	BP Capital Markets plc, (United Kingdom),
10,899	3.200%, 03/11/16	11,028
8,651	VAR, 0.731%, 11/07/16	8,649
4,167	Canadian Natural Resources Ltd., (Canada), VAR, 0.657%, 03/30/16	4,156
2,100	CNOOC Finance 2013 Ltd., (United Kingdom), 1.125%, 05/09/16	2,102
16,000	Devon Energy Corp., VAR, 0.736%, 12/15/15	15,976
1,000	Enterprise Products Operating LLC, 3.200%, 02/01/16	1,008
27,625	Exxon Mobil Corp., VAR, 0.374%, 03/01/18	27,550
10,286	ONEOK Partners LP, 3.250%, 02/01/16	10,339
9,712	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	9,724
7,500	TransCanada PipeLines Ltd., (Canada), VAR, 0.962%, 06/30/16	7,499

	Total Energy	98,031

	Financials — 36.8%
	Banks — 20.0%
63,498	ABN AMRO Bank N.V., (Netherlands), 1.375%, 01/22/16 (e)	63,609
3,880	ANZ New Zealand International Ltd., (New Zealand), 1.125%, 03/24/16 (e)	3,890

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
15,000	Bank of Montreal, (Canada), VAR, 0.907%, 07/31/18	14,991
2,750	Bank of Nova Scotia (The), (Canada), 1.375%, 07/15/16	2,765
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.000%, 02/26/16 (e)	1,500
10,143	1.550%, 09/09/16 (e)	10,195
18,520	VAR, 0.782%, 02/26/16 (e)	18,529
	BB&T Corp.,
1,000	3.200%, 03/15/16	1,010
10,000	3.950%, 04/29/16	10,199
8,500	BNP Paribas S.A., (France), 3.600%, 02/23/16	8,610
	Branch Banking & Trust Co.,
4,665	1.450%, 10/03/16	4,685
9,100	VAR, 0.606%, 09/13/16	9,105
4,161	VAR, 0.754%, 12/01/16	4,167
10,352	Canadian Imperial Bank of Commerce, (Canada), 1.350%, 07/18/16	10,398
14,750	Capital One Bank U.S.A. N.A., VAR, 0.814%, 02/13/17	14,697
500	Capital One N.A., VAR, 0.731%, 03/22/16	500
13,953	Comerica, Inc., 3.000%, 09/16/15	13,965
	Commonwealth Bank of Australia, (Australia),
7,300	VAR, 0.529%, 06/03/16 (e)	7,303
28,578	VAR, 0.781%, 09/20/16 (e)	28,666
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
14,400	3.375%, 01/19/17	14,801
87,900	VAR, 0.609%, 11/23/16	87,943
	Credit Agricole S.A., (France),
6,696	1.625%, 04/15/16 (e)	6,723
6,415	VAR, 1.449%, 04/15/16 (e)	6,446
24,720	Fifth Third Bancorp, 3.625%, 01/25/16	24,985
	Fifth Third Bank,
10,425	0.900%, 02/26/16	10,425
4,530	VAR, 0.742%, 02/26/16	4,530
1,225	VAR, 0.834%, 11/18/16	1,224
47,142	HSBC Bank plc, (United Kingdom), 3.100%, 05/24/16 (e)	47,932
18,000	HSH Nordbank AG, (Germany), VAR, 0.452%, 12/30/15	17,985
23,423	Huntington National Bank (The), 1.350%, 08/02/16	23,424
24,800	KeyBank N.A., VAR, 0.819%, 11/25/16	24,804

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Banks — continued
41,585	Lloyds Bank plc, (United Kingdom), 4.875%, 01/21/16	42,256
8,292	Manufacturers & Traders Trust Co., VAR, 0.579%, 03/07/16	8,289
	National Australia Bank Ltd., (Australia),
15,000	VAR, 0.562%, 06/30/17 (e)	14,960
4,935	VAR, 0.653%, 03/17/17 (e)	4,944
13,624	VAR, 0.759%, 12/02/16 (e)	13,643
	Nordea Bank AB, (Sweden),
7,540	0.875%, 05/13/16 (e)	7,537
3,300	3.125%, 03/20/17 (e)	3,388
	PNC Bank N.A.,
22,250	0.800%, 01/28/16	22,260
10,030	1.300%, 10/03/16	10,056
17,271	PNC Funding Corp., 4.250%, 09/21/15	17,303
	Royal Bank of Canada, (Canada),
34,311	2.300%, 07/20/16	34,730
7,700	VAR, 0.624%, 01/23/17	7,702
21,048	VAR, 0.837%, 07/30/18	21,059
16,177	Societe Generale S.A., (France), 3.500%, 01/15/16 (e)	16,333
56,606	Standard Chartered plc, (United Kingdom), 3.200%, 05/12/16 (e)	57,466
	Sumitomo Mitsui Banking Corp., (Japan),
31,232	0.900%, 01/18/16	31,248
6,500	1.450%, 07/19/16	6,523
5,270	VAR, 0.962%, 07/19/16	5,275
	SunTrust Banks, Inc.,
3,950	1.350%, 02/15/17	3,946
13,636	3.500%, 01/20/17	13,979
18,445	3.600%, 04/15/16	18,714
6,860	VAR, 0.761%, 02/15/17	6,840
	Svenska Handelsbanken AB, (Sweden),
5,550	3.125%, 07/12/16	5,658
40,393	VAR, 0.751%, 09/23/16	40,455
	Toronto-Dominion Bank (The), (Canada),
16,140	VAR, 0.741%, 09/09/16	16,184
23,000	VAR, 0.834%, 07/23/18	22,979
	U.S. Bank N.A.,
15,500	VAR, 0.486%, 09/11/17	15,468
27,483	VAR, 0.527%, 01/30/17	27,450
20,456	Wachovia Corp., VAR, 0.556%, 06/15/17	20,344
	Wells Fargo & Co.,
4,200	1.250%, 07/20/16	4,217
27,722	SUB, 3.676%, 06/15/16	28,352

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	7

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
16,500	VAR, 0.629%, 06/02/17	16,445
12,112	VAR, 0.817%, 07/20/16	12,143
3,910	Westpac Banking Corp., (Australia), VAR, 0.759%, 11/25/16	3,916

		1,082,068

	Capital Markets — 4.3%
15,000	Credit Suisse, (Switzerland), VAR, 0.586%, 03/11/16	14,997
42,700	Credit Suisse USA, Inc., 5.375%, 03/02/16	43,665
31,150	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	31,397
	Goldman Sachs Group, Inc. (The),
11,410	1.600%, 11/23/15	11,434
47,291	3.625%, 02/07/16	47,830
	ING Bank N.V., (Netherlands),
13,274	1.375%, 03/07/16 (e)	13,307
11,100	4.000%, 03/15/16 (e)	11,280
	Macquarie Bank Ltd., (Australia),
8,338	2.000%, 08/15/16 (e)	8,403
4,619	VAR, 0.736%, 06/15/16 (e)	4,620
26,800	Mizuho Securities USA, Inc., VAR, 0.686%, 12/15/15 (e)	26,798
6,540	Morgan Stanley, 1.750%, 02/25/16	6,568
	UBS AG, (Switzerland),
5,000	VAR, 0.781%, 09/26/16	5,005
5,000	VAR, 0.884%, 06/01/17	4,997

		230,301

	Consumer Finance — 5.5%
	American Express Credit Corp.,
6,355	1.300%, 07/29/16	6,375
2,700	2.800%, 09/19/16	2,746
6,160	VAR, 0.549%, 06/05/17	6,124
5,500	VAR, 0.581%, 09/22/17	5,463
34,441	VAR, 0.804%, 07/29/16	34,462
	American Honda Finance Corp.,
22,785	VAR, 0.746%, 07/13/18	22,855
27,628	VAR, 0.784%, 10/07/16	27,722
38,900	Capital One Financial Corp., 3.150%, 07/15/16	39,556
2,795	Caterpillar Financial Services Corp., 1.350%, 09/06/16	2,811
	John Deere Capital Corp.,
1,750	2.000%, 01/13/17	1,775
1,650	VAR, 0.576%, 10/11/16	1,652
	Nissan Motor Acceptance Corp.,
8,470	1.000%, 03/15/16 (e)	8,474
46,795	VAR, 0.981%, 09/26/16 (e)	46,966

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — continued
	Toyota Motor Credit Corp.,
46,500	VAR, 0.511%, 02/16/17	46,500
18,537	VAR, 0.746%, 07/13/18	18,588
24,600	Volkswagen International Finance N.V., (Netherlands), VAR, 0.764%, 11/18/16 (e)	24,628

		296,697

	Diversified Financial Services — 1.5%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,001
16,600	VAR, 0.959%, 01/29/18 (e)	16,663
9,202	Export-Import Bank of Korea, (South Korea), 4.125%, 09/09/15	9,208
	General Electric Capital Corp.,
16,624	1.500%, 07/12/16	16,739
9,498	5.625%, 09/15/17	10,272
10,875	VAR, 0.563%, 01/09/17	10,881
8,493	National Rural Utilities Cooperative Finance Corp., VAR, 0.575%, 05/27/16	8,496
9,300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	9,776

		83,036

	Insurance — 4.6%
23,079	ACE INA Holdings, Inc., 2.600%, 11/23/15	23,167
51,096	American International Group, Inc., 5.050%, 10/01/15	51,268
36,826	Aon Corp., 3.500%, 09/30/15	36,894
42,000	Jackson National Life Global Funding, VAR, 0.544%, 07/29/16 (e)	42,021
1,652	Manulife Financial Corp., (Canada), 3.400%, 09/17/15	1,654
9,530	New York Life Global Funding, 2.450%, 07/14/16 (e)	9,652
3,500	Pricoa Global Funding I, VAR, 0.470%, 05/16/16 (e)	3,499
	Principal Life Global Funding II,
10,000	1.125%, 09/18/15 (e)	10,002
1,100	VAR, 0.489%, 02/22/16 (e)	1,100
26,135	VAR, 0.697%, 05/27/16 (e)	26,179
	Prudential Financial, Inc.,
5,000	3.000%, 05/12/16	5,066
36,243	4.750%, 09/17/15	36,280
3,200	5.500%, 03/15/16	3,278

		250,060

	Real Estate Investment Trusts (REITs) — 0.8%
10,800	ERP Operating LP, 5.125%, 03/15/16	11,026

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Real Estate Investment Trusts (REITs) — continued
11,011	HCP, Inc., 3.750%, 02/01/16	11,133
714	Ventas Realty LP, 1.550%, 09/26/16	715
20,322	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	20,423

		43,297

	Thrifts & Mortgage Finance — 0.1%
6,515	BPCE S.A., (France), 1.700%, 04/25/16	6,541

	Total Financials	1,992,000

	Health Care — 2.8%
	Biotechnology — 0.2%
5,533	Amgen, Inc., 2.300%, 06/15/16	5,586
4,269	Celgene Corp., 2.450%, 10/15/15	4,278

		9,864

	Health Care Equipment & Supplies — 0.1%
6,250	Baxter International, Inc., 0.950%, 06/01/16	6,240

	Health Care Providers & Services — 1.2%
8,004	Anthem, Inc., 1.250%, 09/10/15	8,000
26,674	Express Scripts Holding Co., 3.125%, 05/15/16	27,023
	McKesson Corp.,
210	0.950%, 12/04/15	210
11,418	3.250%, 03/01/16	11,539
	UnitedHealth Group, Inc.,
4,000	1.875%, 11/15/16	4,037
12,650	VAR, 0.744%, 01/17/17	12,655

		63,464

	Pharmaceuticals — 1.3%
26,114	AbbVie, Inc., 1.200%, 11/06/15	26,133
16,200	Bayer U.S. Finance LLC, VAR, 0.534%, 10/07/16 (e)	16,181
21,900	EMD Finance LLC, VAR, 0.633%, 03/17/17 (e)	21,889
4,889	Roche Holdings, Inc., VAR, 0.372%, 09/29/17 (e)	4,878

		69,081

	Total Health Care	148,649

	Industrials — 2.1%
	Aerospace & Defense — 0.3%
8,838	Lockheed Martin Corp., 7.650%, 05/01/16	9,233
4,500	Rockwell Collins, Inc., VAR, 0.636%, 12/15/16	4,488

		13,721

	Electrical Equipment — 0.2%
11,505	Eaton Corp., 0.950%, 11/02/15	11,507

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 1.5%
52,461	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	52,503
26,800	Pentair Finance S.A., (Luxembourg), 1.350%, 12/01/15	26,840

		79,343

	Road & Rail — 0.1%
314	ERAC USA Finance LLC, 1.400%, 04/15/16 (e)	314
6,294	Ryder System, Inc., 3.600%, 03/01/16	6,371

		6,685

	Total Industrials	111,256

	Information Technology — 1.0%
	Internet Software & Services — 0.8%
42,302	eBay, Inc., 1.625%, 10/15/15	42,343

	IT Services — 0.2%
12,400	International Business Machines Corp., VAR, 0.491%, 02/06/18	12,374

	Total Information Technology	54,717

	Materials — 0.6%
	Chemicals — 0.6%
10,500	Ecolab, Inc., 3.000%, 12/08/16	10,704
17,410	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	17,444
1,485	PPG Industries, Inc., 1.900%, 01/15/16	1,491

	Total Materials	29,639

	Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 3.8%
	AT&T, Inc.,
1,420	0.900%, 02/12/16	1,421
43,742	VAR, 0.699%, 02/12/16	43,709
6,980	British Telecommunications plc, (United Kingdom), 1.625%, 06/28/16	7,010
	Deutsche Telekom International Finance B.V., (Netherlands),
29,855	3.125%, 04/11/16 (e)	30,228
5,100	5.750%, 03/23/16	5,233
20,448	Orange S.A., (France), 2.125%, 09/16/15	20,459
15,838	PCCW-HKT Capital No. 4 Ltd., (United Kingdom), 4.250%, 02/24/16	16,030
23,893	Telefonica Emisiones S.A.U., (Spain), 3.992%, 02/16/16	24,178
	Verizon Communications, Inc.,
31,665	0.700%, 11/02/15	31,664
24,125	VAR, 1.816%, 09/15/16	24,384

		204,316

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	9

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Wireless Telecommunication Services — 0.0% (g)
1,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.288%, 09/12/16	1,001

	Total Telecommunication Services	205,317

	Utilities — 0.6%
	Electric Utilities — 0.5%
8,212	Duke Energy Corp., VAR, 0.664%, 04/03/17	8,192
2,390	NextEra Energy Capital Holdings, Inc., 1.339%, 09/01/15	2,390
425	Progress Energy, Inc., 5.625%, 01/15/16	432
17,606	Xcel Energy, Inc., 0.750%, 05/09/16	17,587

		28,601

	Multi-Utilities — 0.1%
5,635	Dominion Resources, Inc., 2.250%, 09/01/15	5,635

	Total Utilities	34,236

	Total Corporate Bonds (Cost $2,994,173)	2,992,570

	U.S. Government Agency Securities — 1.1%
	Federal Home Loan Bank,
30,900	0.250%, 01/26/16	30,902
27,450	0.260%, 01/22/16	27,448

	Total U.S. Government Agency Securities (Cost $58,348)	58,350

	Total Long-Term Investments (Cost $4,357,377)	4,355,396

Short-Term Investments — 19.3%
	Certificates of Deposit — 6.1%
	Barclays Bank plc
20,000	0.750%, 05/06/16	20,012
29,000	0.880%, 03/04/16	29,055
25,000	BNP Paribas S.A., 0.530%, 12/04/15	24,994
	Credit Agricole Corporate & Investment Bank
30,000	0.660%, 03/03/16	30,017
23,600	0.760%, 05/11/16	23,614
33,750	Credit Industriel et Commercial, 0.690%, 05/20/16	33,764
16,700	Credit Suisse, 0.680%, 01/28/16	16,714
45,000	Landesbank Hessen-Thueringen, 0.570%, 02/19/16	45,038
54,000	Natixis, (France), 0.610%, 01/22/16	54,042
	Standard Chartered Bank
24,850	0.650%, 02/26/16	24,868
26,250	0.800%, 08/04/16	26,263

	Total Certificates of Deposit (Cost $328,150)	328,381

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Paper — 4.5%
28,000	Barclays Bank plc, (United Kingdom), 0.750%, 08/15/16	27,999
27,400	BASF SE, 0.614%, 05/09/16 (e)	27,310
51,300	DNB Bank ASA, 0.542%, 02/23/16 (e)	51,184
55,350	Electricite de France S.A., 0.726%, 01/08/16 (e)	55,267
35,350	Macquarie Bank Ltd., 0.604%, 01/06/16 (e)	35,389
5,000	TELUS Corp., (Canada), 0.581%, 10/26/15 (e)	4,998
40,000	Vodafone Group plc, 0.928%, 03/21/16 (e)	39,812

	Total Commercial Paper (Cost $241,720)	241,959

	Repurchase Agreements — 5.6%
50,000	BNP Paribas Securities Corp., 0.640%, dated 08/31/15, due 04/13/16, repurchase price $50,201, collateralized by Corporate Notes and Bonds, 0.000% - 7.000%, due 07/01/19 - 07/01/39 and Federal Home Loan Mortgage Corporation, 3.491% - 3.791%, due 04/25/24 - 10/25/27, with a value of $54,000.	50,000
100,000	Citigroup Global Markets, Inc., 0.980%, dated 08/31/15, due 12/04/15, repurchase price $100,887, collateralized by Corporate Notes and Bonds, 0.348% - 5.547%, due 10/15/21 - 09/17/57, with the value of $107,397.	100,000
100,000	Merrill Lynch PFS, Inc., 0.750%, dated 08/31/15, due 02/17/16, repurchase price $100,354, collateralized by Corporate Notes and Bonds, 0.379% - 7.710%, due 09/15/16 - 10/17/45, with the value of $108,000.	100,000
55,000	Morgan Stanley Co. LLC, 0.720%, dated 08/31/15, due 12/01/15, repurchase price $55,101, collateralized by Municipal Debt Securities, 0.000% - 8.910%, due 11/15/15 - 04/01/57, with the value of $57,750.	55,000

	Total Repurchase Agreements (Cost $305,000)	305,000

	U.S. Treasury Obligation — 0.0% (g)
825	U.S. Treasury Bill, 0.045%, 11/12/15 (k) (n) (Cost $825)	825

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Investment Company — 3.1%
168,447	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $168,447)	168,447

	Total Short-Term Investments (Cost $1,044,142)	1,044,612

	Total Investments — 99.9% (Cost $5,401,519)	5,400,008
	Other Assets in Excess of Liabilities — 0.1%	6,970

	NET ASSETS — 100.0%	$5,406,978

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(979)	2 Year U.S. Treasury Note	12/31/15	USD	$(213,881)	$457

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2015.
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of August 31, 2015.
(n)	— The rate shown is the effective yield at the date of purchase.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	11

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

Managed Income Fund
ASSETS:
Investments in non-affiliates, at value	$5,231,561
Investments in affiliates, at value	168,447

Total investment securities, at value	5,400,008
Cash	58
Receivables:
Investment securities sold	5,745
Fund shares sold	25,949
Interest from non-affiliates	19,075
Dividends from affiliates	17
Variation margin on futures contracts	107
Other assets	167

Total Assets	5,451,126

LIABILITIES:
Payables:
Distributions	1,837
Investment securities purchased	34,624
Fund shares redeemed	6,698
Accrued liabilities:
Investment advisory fees	249
Administration fees	107
Shareholder servicing fees	471
Custodian and accounting fees	89
Trustees’ and Chief Compliance Officer’s fees	2
Other	71

Total Liabilities	44,148

Net Assets	$5,406,978

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

Managed Income Fund
NET ASSETS:
Paid-in-Capital	$5,407,251
Accumulated undistributed (distributions in excess of) net investment income	3
Accumulated net realized gains (losses)	778
Net unrealized appreciation (depreciation)	(1,054)

Total Net Assets	$5,406,978

Net Assets:
Institutional Class	$5,406,022
Select Class	956

Total	$5,406,978

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Institutional Class	539,923
Select Class	96

Net Asset Value (a):
Institutional Class — Offering and redemption price per share	$10.01
Select Class — Offering and redemption price per share	10.01

Cost of investments in non-affiliates	$5,233,072
Cost of investments in affiliates	168,447

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	13

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

Managed Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$17,978
Dividend income from affiliates	44

Total investment income	18,022

EXPENSES:
Investment advisory fees	4,168
Administration fees	2,279
Shareholder servicing fees:
Institutional Class	2,778
Select Class	2
Custodian and accounting fees	4
Interest expense to affiliates	— (a)
Professional fees	56
Trustees’ and Chief Compliance Officer’s fees	26
Registration and filing fees	504
Transfer agent fees (See Note 2.F.)	19
Other	15

Total expenses	9,851

Less fees waived	(2,988)

Net expenses	6,863

Net investment income (loss)	11,159

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	1,104
Futures	(850)

Net realized gain (loss)	254

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(835)
Futures	457

Change in net unrealized appreciation/depreciation	(378)

Net realized/unrealized gains (losses)	(124)

Change in net assets resulting from operations	$11,035

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Managed Income Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,159	$13,845
Net realized gain (loss)	254	3,662
Change in net unrealized appreciation/depreciation	(378)	(2,676)

Change in net assets resulting from operations	11,035	14,831

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class
From net investment income	(11,039)	(13,934)
From net realized gains	—	(4,929)
Select Class
From net investment income	(2)	(7)
From net realized gains	—	(3)

Total distributions to shareholders	(11,041)	(18,873)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(443,632)	2,495,489

NET ASSETS:
Change in net assets	(443,638)	2,491,447
Beginning of period	5,850,616	3,359,169

End of period	$5,406,978	$5,850,616

Accumulated undistributed (distributions in excess of) net investment income	$3	$(115)

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Managed Income Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$3,111,168	$7,363,658
Distributions reinvested	1,250	2,196
Cost of shares redeemed	(3,554,778)	(4,869,092)

Change in net assets resulting from Institutional Class capital transactions	$(442,360)	$2,496,762

Select Class
Proceeds from shares issued	$2,354	$4,555
Distributions reinvested	2	5
Cost of shares redeemed	(3,628)	(5,833)

Change in net assets resulting from Select Class capital transactions	$(1,272)	$(1,273)

Total change in net assets resulting from capital transactions	$(443,632)	$2,495,489

SHARE TRANSACTIONS:
Institutional Class
Issued	310,669	735,080
Reinvested	125	219
Redeemed	(354,970)	(486,073)

Change in Institutional Class Shares	(44,176)	249,226

Select Class
Issued	236	453
Reinvested	— (a)	1
Redeemed	(362)	(582)

Change in Select Class Shares	(126)	(128)

(a)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gain	Total distributions
Managed Income Fund
Institutional Class
Six Months Ended August 31, 2015 (Unaudited)	$10.01	$0.02		$—	(f)	$0.02		$(0.02)	$—	$(0.02)
Year Ended February 28, 2015	10.02	0.03		—	(f)	0.03		(0.03)	(0.01)	(0.04)
Year Ended February 28, 2014	10.02	0.04		0.01		0.05		(0.04)	(0.01)	(0.05)
Year Ended February 28, 2013	10.00	0.04		0.03		0.07		(0.04)	(0.01)	(0.05)
Year Ended February 29, 2012	9.99	0.04		0.01		0.05		(0.04)	— (f)	(0.04)
September 30, 2010(g) through February 28, 2011	10.00	0.02	(h)	(0.01)		0.01		(0.02)	—	(0.02)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.02	0.01		—	(f)	0.01		(0.02)	—	(0.02)
Year Ended February 28, 2015	10.02	0.02		0.01		0.03		(0.02)	(0.01)	(0.03)
Year Ended February 28, 2014	10.02	0.03		0.01		0.04		(0.03)	(0.01)	(0.04)
Year Ended February 28, 2013	10.00	0.03		0.03		0.06		(0.03)	(0.01)	(0.04)
Year Ended February 29, 2012	9.99	0.03		0.01		0.04		(0.03)	— (f)	(0.03)
September 30, 2010(g) through February 28, 2011	10.00	0.01	(h)	(0.01)		—	(f)	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers	Portfolio turnover rate (b)(e)

$10.01	0.20%		$5,406,022	0.25%	0.40%	0.36%	42%
10.01	0.30		5,848,386	0.25	0.31	0.35	112
10.02	0.43		3,355,666	0.25	0.36	0.35	143
10.02	0.70		2,117,044	0.25	0.42	0.35	124
10.00	0.54		760,354	0.24	0.42	0.36	174
9.99	0.08		158,055	0.25	0.40	1.80	29

10.01	0.05		956	0.35	0.30	0.54	42
10.02	0.30		2,230	0.35	0.20	0.50	112
10.02	0.33		3,503	0.35	0.27	0.50	143
10.02	0.60		119,316	0.35	0.33	0.50	124
10.00	0.44		127,871	0.34	0.32	0.55	174
9.99	0.00	(i)	55,939	0.40	0.21	1.90	29

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Managed Income Fund	Institutional Class and Select Class	Diversified

The investment objective of the Fund is to seek current income while seeking to maintain a low volatility of principal.

All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. No sales charges are assessed with respect to the Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

20	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$168,447	$5,231,561	$—	$5,400,008

Appreciation in Other Financial Instruments
Futures Contracts	$457	$—	$—	$457

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the six months ended August 31, 2015.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of August 31, 2015, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

C. Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2015 (amounts in thousands):

Average Notional Balance Short	$205,257
Ending Notional Balance Short	213,881

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Repurchase Agreements — The Fund may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited. The Fund’s repurchase agreements are not subject to master netting arrangements.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees are class-specific expenses. The amount of the transfer agent fees charged to each class of the Fund for the six months ended August 31, 2015 are as follows (amounts in thousands):

Institutional Class	Select Class
$19	$—	(a)

(a)	Amount rounds to less than $1,000.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

H. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.15% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Distributor receives no compensation in its capacity as the Fund’s underwriter.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Institutional Class	Select Class
0.10%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amount paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Oper-

22	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

ations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Institutional Class	Select Class
0.25%	0.40%

The expense limitation agreements were in effect for the six months ended August 31, 2015. The contractual expense limitation percentages in the table above are in place until at least June 30, 2016. In addition, the Fund’s service providers voluntarily waived fees for the six months ended August 31, 2015. However, the Fund’s service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended August 31, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total
$1,740	$1,161	$1	$2,902

Voluntary Waivers
Investment Advisory		Administration		Shareholder Servicing	Total
$—	(a)	$—	(a)	$—	$—	(a)

(a)	Amount rounds to less than $1,000.

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended August 31, 2015 was approximately $86,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended August 31, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,452,718	$1,741,118	$—	$162,417

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,401,519	$1,042	$2,553	$(1,511)

At February 28, 2015, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Managed Income Fund, which collectively represent a significant portion of the Fund’s assets.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

24	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Managed Income Fund
Institutional Class
Actual	$1,000.00	$1,002.00	$1.26	0.25%
Hypothetical	1,000.00	1,023.88	1.27	0.25
Select Class
Actual	1,000.00	1,000.50	1.76	0.35
Hypothetical	1,000.00	1,023.38	1.78	0.35

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s expense ratios and those of its peer group. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of the Fund in connection with the Trustees’ review of the Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreement. The Trustees also discussed the proposed Advisory Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

26	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The

AUGUST 31, 2015	J.P. MORGAN INCOME FUNDS	27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one- and three-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted that the Fund’s performance was in the third and fourth quintiles for Institutional Class shares for the one- and three-year periods ended December 31, 2014, respectively, and in the fourth quintile for Select Class shares for both the one- and three-year periods ended December 31, 2014, and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, the Adviser’s and/or independent consultant’s analysis and other factors, concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios are summarized below:

The Trustees noted that the Fund’s net advisory fee was in the second and first quintiles for Institutional and Select Class shares, respectively, and that the actual total expenses for both Institutional and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fees were reasonable.

28	J.P. MORGAN INCOME FUNDS	AUGUST 31, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-INC3-815

Semi-Annual Report

JPMorgan SmartAllocation Funds

August 31, 2015 (Unaudited)

JPMorgan SmartAllocation Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

Dear Shareholder,

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on

August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	1

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-1.27%
Barclays U.S. Aggregate Index	-0.68%

Net Assets as of 8/31/2015	$143,714,922

INVESTMENT OBJECTIVE**

The JPMorgan SmartAllocation Income Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

U.S. financial markets struggled during the six month reporting period. Increasing price volatility and concerns about China’s economy weighed on global markets. U.S. bond markets were impacted by both expectations of an interest rate increase by the U.S. Federal Reserve and the erosion of investor confidence in China. However, investor demand for both higher bond yields and higher quality assets amid financial market volatility drove prices for U.S. Treasury bonds higher, especially with respect to bonds with longer maturities.

Other sectors of the fixed-income markets witnessed investors moving to higher quality debt securities amid concerns about the Greek debt crisis, negative growth in Brazil and Russia, mixed corporate earnings and weakness in the energy and commodities sectors. In this environment, high yield debt (also known as “junk bonds”) came under selling pressure as declining oil prices hurt energy sector bonds, which make up a significant portion of high yield bond issuance. Emerging market debt also came under pressure as the prospect of slower growth in China raised investor concerns about a spillover effect on resource exporting nations, including Brazil, Russia and Indonesia.

For the six months ended August 31, 2015, the Barclays U.S. Aggregate Index returned -0.68%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund underperformed the Barclays U.S. Aggregate Index (the “Benchmark”).

Compared with the Benchmark, the Fund had exposure to a broader range of fixed income asset classes during the reporting period. The Fund invested in emerging market,

investment grade, high yield, asset-backed and mortgage-backed debt securities.

The underperformance of the Fund’s Select Class Shares versus the Benchmark was largely driven by its higher strategic exposure to corporate bonds and high yield bonds. The Fund’s allocation to emerging market debt, particularly securities denominated in local currencies, was a large detractor from relative performance as the asset class underperformed the Benchmark over the six months ended August 31, 2015.

HOW WAS THE FUND POSITIONED?

The Fund invested in underlying J.P. Morgan Funds, individual fixed income securities and an exchange traded fund to implement the portfolio managers’ asset allocation decisions. The Fund’s portfolio managers used a systematic screening and selection process to choose the underlying funds in their construction of the portfolio.

PORTFOLIO COMPOSITION***
Investment Companies	44.9%
Exchange Traded Fund	37.6
Corporate Bonds	8.0
U.S. Treasury Obligations	6.8
Asset-Backed Securities	1.1
Others (each less than 1.0%)	0.3
Short-Term Investment	1.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

2	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

JPMorgan SmartAllocation Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	June 29, 2012
Without Sales Charge		(1.37)%	(0.41)%	1.50%	1.93%
With Sales Charge**		(5.05)	(4.15)	0.23	0.72
CLASS C SHARES	June 29, 2012
Without CDSC		(1.65)	(0.90)	0.99	1.42
With CDSC***		(2.65)	(1.90)	0.99	1.42
CLASS R2 SHARES	June 29, 2012	(1.51)	(0.63)	1.24	1.68
CLASS R5 SHARES	June 29, 2012	(1.19)	0.04	1.95	2.40
CLASS R6 SHARES	June 29, 2012	(1.16)	0.10	2.00	2.44
SELECT CLASS SHARES	June 29, 2012	(1.27)	(0.15)	1.75	2.19

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/29/12 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 29, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan SmartAllocation Income Fund, the Barclays U.S. Aggregate Index and the Lipper Global Income Funds Index from June 29, 2012 to August 31, 2015. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.

The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception of the Fund on June 29, 2012 until May 14, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	3

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 1.1%
	American Homes 4 Rent Trust,
118,365	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	121,385
247,092	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	251,354
251,000	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	251,722
224,701	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	224,602
35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	34,999
104,591	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	104,722
139,000	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	137,835
249,900	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	249,625
207,864	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	207,509

	Total Asset-Backed Securities (Cost $1,585,367)	1,583,753

Corporate Bonds — 8.1%
	Consumer Discretionary — 0.7%
	Auto Components — 0.1%
75,000	Johnson Controls, Inc., 3.625%, 07/02/24	72,335

	Automobiles — 0.1%
80,000	Daimler Finance North America LLC, 8.500%, 01/18/31	116,619
80,000	Ford Motor Co., 6.500%, 08/01/18	89,141

		205,760

	Internet & Catalog Retail — 0.0% (g)
3,000	Amazon.com, Inc., 3.300%, 12/05/21	3,059

	Media — 0.3%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	5,711
4,000	8.875%, 04/26/23	5,285
80,000	CBS Corp., 3.375%, 03/01/22	78,618
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	80,418
75,000	NBCUniversal Media LLC, 4.375%, 04/01/21	81,189
80,000	Time Warner, Inc., 4.750%, 03/29/21	86,174
	Viacom, Inc.,
50,000	3.250%, 03/15/23	44,738
5,000	3.875%, 04/01/24	4,639

		386,772

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multiline Retail — 0.1%
75,000	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	76,146

	Specialty Retail — 0.1%
50,000	Advance Auto Parts, Inc., 4.500%, 01/15/22	52,331
50,000	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	49,554
	Lowe’s Cos., Inc.,
5,000	3.800%, 11/15/21	5,280
75,000	6.500%, 03/15/29	94,426

		201,591

	Total Consumer Discretionary	945,663

	Consumer Staples — 0.3%
	Beverages — 0.1%
	Anheuser-Busch InBev Worldwide, Inc.,
75,000	5.375%, 01/15/20	84,136
5,000	7.750%, 01/15/19	5,891
4,000	Beam Suntory, Inc., 1.875%, 05/15/17	4,023
19,000	Brown-Forman Corp., 4.500%, 07/15/45	19,432

		113,482

	Food & Staples Retailing — 0.1%
80,000	Kroger Co. (The), 5.400%, 07/15/40	85,683
75,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	74,263
50,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	61,444

		221,390

	Food Products — 0.1%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	5,977
	ConAgra Foods, Inc.,
100,000	3.200%, 01/25/23	93,570
5,000	3.250%, 09/15/22	4,756

		104,303

	Household Products — 0.0% (g)
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	5,890

	Total Consumer Staples	445,065

	Energy — 1.0%
	Energy Equipment & Services — 0.2%
5,000	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	4,564
50,000	Ensco plc, (United Kingdom), 5.200%, 03/15/25	44,729
	Halliburton Co.,
5,000	3.250%, 11/15/21	5,029
75,000	4.750%, 08/01/43	72,847

SEE NOTES TO FINANCIAL STATEMENTS.

4	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
100,000	National Oilwell Varco, Inc., 2.600%, 12/01/22	90,834
50,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	51,008
	Transocean, Inc., (Cayman Islands),
3,000	6.500%, 11/15/20	2,471
2,000	6.875%, 12/15/21	1,595
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	4,218

		277,295

	Metals & Mining — 0.0% (g)
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,339

	Oil, Gas & Consumable Fuels — 0.8%
50,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	59,254
	Apache Corp.,
75,000	3.625%, 02/01/21	76,723
2,000	6.900%, 09/15/18	2,255
75,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	82,127
	Devon Energy Corp.,
5,000	2.250%, 12/15/18	4,988
50,000	3.250%, 05/15/22	48,263
4,000	Energy Transfer Partners LP, 3.600%, 02/01/23	3,611
50,000	EnLink Midstream Partners LP, 4.400%, 04/01/24	47,861
	Enterprise Products Operating LLC,
1,000	3.900%, 02/15/24	976
75,000	5.100%, 02/15/45	69,402
50,000	Magellan Midstream Partners LP, 4.250%, 02/01/21	51,612
75,000	Marathon Oil Corp., 6.800%, 03/15/32	80,651
80,000	Nexen Energy ULC, (Canada), 6.200%, 07/30/19	89,403
5,000	Noble Energy, Inc., 5.050%, 11/15/44	4,455
50,000	ONEOK Partners LP, 4.900%, 03/15/25	47,008
5,000	Petrobras Global Finance B.V., (Netherlands), 5.375%, 01/27/21	4,378
125,000	Petroleos Mexicanos, (Mexico), 4.875%, 01/24/22	126,562
50,000	Spectra Energy Partners LP, 4.750%, 03/15/24	50,856
100,000	Statoil ASA, (Norway), 2.650%, 01/15/24	94,783
75,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	88,637

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
53,000	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	45,258
33,000	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	31,475
	TransCanada PipeLines Ltd., (Canada),
75,000	2.500%, 08/01/22	70,004
5,000	7.125%, 01/15/19	5,802

		1,186,344

	Total Energy	1,469,978

	Financials — 3.1%
	Banks — 1.1%
	Bank of America Corp.,
350,000	3.300%, 01/11/23	344,935
15,000	7.625%, 06/01/19	17,732
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,002
77,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	78,324
	Citigroup, Inc.,
110,000	3.750%, 06/16/24	110,977
75,000	6.125%, 05/15/18	82,709
100,000	8.125%, 07/15/39	145,135
85,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	92,702
105,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	114,838
79,000	KeyCorp, 5.100%, 03/24/21	87,212
5,000	MUFG Americas Holdings Corp., 3.000%, 02/10/25	4,760
5,000	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	5,051
75,000	PNC Funding Corp., 3.300%, 03/08/22	76,101
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,987
50,000	SunTrust Banks, Inc., 6.000%, 09/11/17	54,092
	U.S. Bancorp,
5,000	1.650%, 05/15/17	5,028
75,000	3.700%, 01/30/24	77,714
100,000	Wachovia Corp., 5.750%, 02/01/18	109,374
	Wells Fargo & Co.,
105,000	Series M, 3.450%, 02/13/23	104,599
3,000	4.100%, 06/03/26	3,015
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,485

		1,528,772

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	5

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — 0.9%
65,000	Ameriprise Financial, Inc., 3.700%, 10/15/24	66,226
5,000	BlackRock, Inc., 3.500%, 03/18/24	5,077
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,130
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,499
	Deutsche Bank AG, (Germany),
75,000	1.875%, 02/13/18	74,632
5,000	6.000%, 09/01/17	5,402
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,123
185,000	6.125%, 02/15/33	220,101
100,000	7.500%, 02/15/19	116,787
90,000	Invesco Finance plc, (United Kingdom), 3.125%, 11/30/22	90,417
80,000	Legg Mason, Inc., 3.950%, 07/15/24	81,192
	Morgan Stanley,
5,000	Series F, 3.875%, 04/29/24	5,079
2,000	4.300%, 01/27/45	1,887
275,000	5.500%, 07/28/21	309,477
50,000	Raymond James Financial, Inc., 8.600%, 08/15/19	60,832
	State Street Corp.,
27,000	3.100%, 05/15/23	26,361
50,000	3.700%, 11/20/23	51,435
	TD Ameritrade Holding Corp.,
75,000	2.950%, 04/01/22	74,523
5,000	5.600%, 12/01/19	5,697

		1,213,877

	Consumer Finance — 0.1%
75,000	American Express Co., 7.000%, 03/19/18	84,549
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,076
80,000	Capital One Financial Corp., 4.750%, 07/15/21	85,627
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,931

		180,183

	Diversified Financial Services — 0.3%
5,000	Berkshire Hathaway, Inc., 3.400%, 01/31/22	5,182
	CME Group, Inc.,
75,000	3.000%, 03/15/25	72,955
2,000	5.300%, 09/15/43	2,232

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — continued
215,000	General Electric Capital Corp., Series A, 6.750%, 03/15/32	281,970
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,243
5,000	NYSE Euronext, 2.000%, 10/05/17	5,053
75,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	94,796

		468,431

	Insurance — 0.4%
	ACE INA Holdings, Inc.,
100,000	2.700%, 03/13/23	95,242
5,000	5.900%, 06/15/19	5,665
	American International Group, Inc.,
2,000	4.125%, 02/15/24	2,070
5,000	5.600%, 10/18/16	5,238
100,000	5.850%, 01/16/18	109,249
3,000	Aon plc, (United Kingdom), 3.500%, 06/14/24	2,903
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,548
80,000	Liberty Mutual Group, Inc., 4.250%, 06/15/23 (e)	81,365
5,000	Manulife Financial Corp., (Canada), 4.900%, 09/17/20	5,492
80,000	MetLife, Inc., 5.700%, 06/15/35	92,245
5,000	Principal Financial Group, Inc., 3.300%, 09/15/22	4,982
75,000	Prudential Financial, Inc., 4.500%, 11/16/21	81,883
75,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	85,195

		578,077

	Real Estate Investment Trusts (REITs) — 0.3%
75,000	Boston Properties LP, 4.125%, 05/15/21	78,829
75,000	Duke Realty LP, 3.750%, 12/01/24	73,099
5,000	ERP Operating LP, 5.750%, 06/15/17	5,361
	HCP, Inc.,
2,000	3.875%, 08/15/24	1,929
50,000	5.375%, 02/01/21	54,844
75,000	Health Care REIT, Inc., 5.250%, 01/15/22	81,574
2,000	Prologis LP, 6.875%, 03/15/20	2,312
	Simon Property Group LP,
5,000	4.125%, 12/01/21	5,301
50,000	10.350%, 04/01/19	62,845

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Ventas Realty LP/Ventas Capital Corp.,
50,000	2.700%, 04/01/20	49,515
5,000	3.250%, 08/15/22	4,872

		420,481

	Total Financials	4,389,821

	Health Care — 0.6%
	Biotechnology — 0.1%
75,000	Amgen, Inc., 5.700%, 02/01/19	83,202
5,000	Biogen, Inc., 6.875%, 03/01/18	5,604
	Celgene Corp.,
75,000	1.900%, 08/15/17	75,278
5,000	3.625%, 05/15/24	4,920

		169,004

	Health Care Equipment & Supplies — 0.0% (g)
5,000	Covidien International Finance S.A., (Luxembourg), 2.950%, 06/15/23	4,877

	Health Care Providers & Services — 0.3%
75,000	Anthem, Inc., 3.700%, 08/15/21	76,391
50,000	Cardinal Health, Inc., 3.200%, 03/15/23	48,702
70,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/25	67,042
75,000	Medco Health Solutions, Inc., 7.125%, 03/15/18	83,784
75,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	77,157

		353,076

	Life Sciences Tools & Services — 0.0% (g)
50,000	Life Technologies Corp., 6.000%, 03/01/20	56,282

	Pharmaceuticals — 0.2%
85,000	AbbVie, Inc., 3.200%, 11/06/22	84,016
125,000	Actavis Funding SCS, (Luxembourg), 3.800%, 03/15/25	120,973
2,000	Actavis, Inc., 6.125%, 08/15/19	2,246
5,000	Teva Pharmaceutical Finance Co. B.V., (Curacao), 2.400%, 11/10/16	5,050
	Zoetis, Inc.,
5,000	1.875%, 02/01/18	4,968
75,000	3.250%, 02/01/23	70,954

		288,207

	Total Health Care	871,446

	Industrials — 0.7%
	Aerospace & Defense — 0.2%
75,000	Boeing Co. (The), 6.125%, 02/15/33	94,089

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — continued
50,000	Northrop Grumman Corp., 3.250%, 08/01/23	48,693
100,000	Precision Castparts Corp., 3.250%, 06/15/25	98,294

		241,076

	Air Freight & Logistics — 0.1%
80,000	FedEx Corp., 3.900%, 02/01/35	74,051
50,000	United Parcel Service, Inc., 6.200%, 01/15/38	63,739

		137,790

	Commercial Services & Supplies — 0.1%
75,000	Republic Services, Inc., 4.750%, 05/15/23	82,015
5,000	Waste Management, Inc., 4.600%, 03/01/21	5,430

		87,445

	Construction & Engineering — 0.0% (g)
80,000	ABB Finance USA, Inc., 2.875%, 05/08/22	78,459

	Electrical Equipment — 0.1%
75,000	Eaton Corp., 6.950%, 03/20/19	87,072

	Industrial Conglomerates — 0.0% (g)
75,000	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	74,532

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
75,000	5.400%, 06/01/41	81,489
5,000	6.150%, 05/01/37	6,036
75,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	87,668
	CSX Corp.,
5,000	5.600%, 05/01/17	5,350
75,000	7.375%, 02/01/19	87,056
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,782
4,000	Ryder System, Inc., 2.350%, 02/26/19	3,984

		277,365

	Total Industrials	983,739

	Information Technology — 0.5%
	Communications Equipment — 0.1%
75,000	Cisco Systems, Inc., 4.450%, 01/15/20	82,061

	Electronic Equipment, Instruments & Components — 0.1%
80,000	Arrow Electronics, Inc., 7.500%, 01/15/27	95,616

	Internet Software & Services — 0.0% (g)
80,000	eBay, Inc., 2.600%, 07/15/22	72,468

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	7

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — 0.1%
80,000	International Business Machines Corp., 7.000%, 10/30/25	101,821
	Xerox Corp.,
5,000	2.750%, 03/15/19	5,018
75,000	6.350%, 05/15/18	82,587

		189,426

	Semiconductors & Semiconductor Equipment — 0.0% (g)
29,000	Intel Corp., 3.700%, 07/29/25	29,331

	Software — 0.1%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,298
100,000	Oracle Corp., 4.125%, 05/15/45	94,418

		99,716

	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Apple, Inc., 3.450%, 05/06/24	101,798
5,000	EMC Corp., 2.650%, 06/01/20	4,981

		106,779

	Total Information Technology	675,397

	Materials — 0.2%
	Chemicals — 0.1%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,199
50,000	Mosaic Co. (The), 4.250%, 11/15/23	50,672
	Potash Corp. of Saskatchewan, Inc., (Canada),
5,000	3.625%, 03/15/24	4,954
75,000	4.875%, 03/30/20	81,820

		139,645

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
75,000	3.850%, 09/30/23	76,037
4,000	6.500%, 04/01/19	4,561
	Freeport-McMoRan, Inc.,
5,000	2.150%, 03/01/17	4,766
75,000	2.375%, 03/15/18	68,213
	Nucor Corp.,
50,000	4.000%, 08/01/23	50,821
5,000	5.750%, 12/01/17	5,424
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	4,906

		214,728

	Total Materials	354,373

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	5,964
80,000	5.500%, 02/01/18	86,330
100,000	5.550%, 08/15/41	100,508
55,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.750%, 06/15/30	77,859
50,000	Orange S.A., (France), 4.125%, 09/14/21	52,980
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,591
	Verizon Communications, Inc.,
125,000	3.650%, 09/14/18	131,010
5,000	5.150%, 09/15/23	5,482
135,000	6.550%, 09/15/43	159,906

		625,630

	Wireless Telecommunication Services — 0.1%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,414
50,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	50,331
50,000	Vodafone Group plc, (United Kingdom), 5.450%, 06/10/19	54,770

		110,515

	Total Telecommunication Services	736,145

	Utilities — 0.5%
	Electric Utilities — 0.4%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,040
75,000	Appalachian Power Co., 7.000%, 04/01/38	96,206
75,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	73,444
75,000	CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	71,813
75,000	Duke Energy Progress LLC, 2.800%, 05/15/22	73,773
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,970
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,501
75,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	91,537
75,000	Public Service Co. of Colorado, 6.500%, 08/01/38	100,607
	Virginia Electric & Power Co.,
100,000	2.950%, 01/15/22	99,073
3,000	4.450%, 02/15/44	3,081

		617,045

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.1%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	5,979
75,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	90,246

		96,225

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,020

	Multi-Utilities — 0.0% (g)
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,483

	Total Utilities	717,773

	Total Corporate Bonds (Cost $11,858,601)	11,589,400

SHARES
Exchange Traded Fund — 37.8%
	Fixed Income — 37.8%
498,782	iShares Core U.S. Aggregate Bond ETF (Cost $55,041,035)	54,327,335

PRINCIPAL AMOUNT($)
Foreign Government Securities — 0.1%
	United Mexican States, (Mexico),
3,000	5.550%, 01/21/45	3,150
120,000	5.625%, 01/15/17	127,200

	Total Foreign Government Securities (Cost $130,069)	130,350

SHARES
Investment Companies — 45.1% (b)
	Fixed Income — 45.1%
1,289,380	JPMorgan Corporate Bond Fund, Class R6 Shares	12,532,770
1,090,659	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	8,539,860
59,830	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	455,907
3,147,368	JPMorgan High Yield Fund, Class R6 Shares	23,038,731
1,791,855	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	20,301,714

	Total Investment Companies (Cost $66,898,299)	64,868,982

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 0.2%
265,000	Federal National Mortgage Association, 1.965%, 10/09/19 (n)	243,946
5,000	Tennessee Valley Authority, 5.880%, 04/01/36	6,568

	Total U.S. Government Agency Securities (Cost $250,437)	250,514

U.S. Treasury Obligations — 6.8%
	U.S. Treasury Bonds,
1,100,000	3.875%, 08/15/40	1,295,350
75,000	4.500%, 08/15/39	96,638
900,000	6.000%, 02/15/26	1,217,906
	U.S. Treasury Notes,
2,000,000	0.625%, 08/31/17	1,995,364
1,355,000	0.875%, 07/31/19	1,329,506
25,000	1.375%, 06/30/18	25,237
1,220,000	1.750%, 10/31/18	1,243,160
145,000	1.875%, 08/31/17	148,115
70,000	2.000%, 02/15/22	70,580
120,000	2.125%, 09/30/21	122,017
850,000	2.375%, 08/15/24	864,310
1,400,000	2.750%, 11/30/16	1,438,472

	Total U.S. Treasury Obligations (Cost $9,883,572)	9,846,655

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
1,801,331	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $1,801,331)	1,801,331

	Total Investments — 100.5% (Cost $147,448,711)	144,398,320
	Liabilities in Excess of Other Assets — (0.5)%	(683,398)

	NET ASSETS — 100.0%	$143,714,922

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	9

JPMorgan SmartAllocation Income Fund

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(l)	— The rate shown is the current yield as of August 31, 2015.
(n)	— The rate shown is the effective yield at the date of purchase.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	11

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

SmartAllocation Income Fund
ASSETS:
Investments in non-affiliates, at value	$77,728,007
Investments in affiliates, at value	66,670,313

Total investment securities, at value	144,398,320
Receivables:
Investment securities sold	1,006,036
Fund shares sold	6,842
Interest from non-affiliates	154,336
Dividends from affiliates	108

Total Assets	145,565,642

LIABILITIES:
Payables:
Investment securities purchased	302,018
Fund shares redeemed	1,513,887
Accrued liabilities:
Investment advisory fees	5,957
Administration fees	9,370
Distribution fees	116
Shareholder servicing fees	68
Custodian and accounting fees	12,990
Trustees’ and Chief Compliance Officer’s fees	157
Other	6,157

Total Liabilities	1,850,720

Net Assets	$143,714,922

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

SmartAllocation Income Fund
NET ASSETS:
Paid-in-Capital	$146,118,081
Accumulated undistributed (distributions in excess of) net investment income	775,286
Accumulated net realized gains (losses)	(128,054)
Net unrealized appreciation (depreciation)	(3,050,391)

Total Net Assets	$143,714,922

Net Assets:
Class A	$425,277
Class C	23,270
Class R2	19,620
Class R5	21,880
Class R6	143,044,094
Select Class	180,781

Total	$143,714,922

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	28,974
Class C	1,588
Class R2	1,337
Class R5	1,488
Class R6	9,722,732
Select Class	12,265

Net Asset Value (a):
Class A — Redemption price per share	$14.68
Class C — Offering price per share (b)	14.65
Class R2 — Offering and redemption price per share	14.67
Class R5 — Offering and redemption price per share	14.71
Class R6 — Offering and redemption price per share	14.71
Select Class — Offering and redemption price per share	14.74
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.25

Cost of investments in non-affiliates	$78,749,081
Cost of investments in affiliates	68,699,630

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	13

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

SmartAllocation Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$169,374
Dividend income from non-affiliates	365,986
Dividend income from affiliates	926,874

Total investment income	1,462,234

EXPENSES:
Investment advisory fees	140,109
Administration fees	38,297
Distribution fees:
Class A	519
Class C	122
Class R2	78
Shareholder servicing fees:
Class A	519
Class C	41
Class R2	39
Class R5	9
Select Class	1,920
Custodian and accounting fees	17,135
Professional fees	20,915
Trustees’ and Chief Compliance Officer’s fees	374
Printing and mailing costs	8,044
Registration and filing fees	40,345
Transfer agent fees (See Note 2.E.)	613
Sub-transfer agent fees (See Note 2.E)	28
Other	2,867

Total expenses	271,974

Less fees waived	(141,289)
Less expense reimbursements	(24,184)

Net expenses	106,501

Net investment income (loss)	1,355,733

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(16,479)
Investments in affiliates	(114,941)

Net realized gain (loss)	(131,420)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,044,822)
Investments in affiliates	(1,996,535)

Change in net unrealized appreciation/depreciation	(3,041,357)

Net realized/unrealized gains (losses)	(3,172,777)

Change in net assets resulting from operations	$(1,817,044)

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	SmartAllocation Income Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,355,733	$126,984
Net realized gain (loss)	(131,420)	(7,964)
Distributions of capital gains received from investment company non-affiliates	—	128
Distributions of capital gains received from investment company affiliates	—	17,387
Change in net unrealized appreciation/depreciation	(3,041,357)	35,025

Change in net assets resulting from operations	(1,817,044)	171,560

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(3,255)	(4,670)
From net realized gains	—	(1,077)
Class C
From net investment income	(193)	(1,221)
From net realized gains	—	(176)
Class R2
From net investment income	(242)	(1,321)
From net realized gains	—	(171)
Class R5
From net investment income	(409)	(1,683)
From net realized gains	—	(178)
Class R6
From net investment income	(570,647)	(1,668)
From net realized gains	—	(174)
Select Class
From net investment income	(22,634)	(118,205)
From net realized gains	—	(12,962)

Total distributions to shareholders	(597,380)	(143,506)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	141,305,937	594,387

NET ASSETS:
Change in net assets	138,891,513	622,441
Beginning of period	4,823,409	4,200,968

End of period	$143,714,922	$4,823,409

Accumulated undistributed (distributions in excess of) net investment income	$775,286	$16,933

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	SmartAllocation Income Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$236,064	$883,043
Distributions reinvested	3,255	5,747
Cost of shares redeemed	(199,278)	(572,018)

Change in net assets resulting from Class A capital transactions	$40,041	$316,772

Class C
Proceeds from shares issued	$3,700	$1,647
Distributions reinvested	193	1,397
Cost of shares redeemed	(33,287)	(1,658)

Change in net assets resulting from Class C capital transactions	$(29,394)	$1,386

Class R2
Distributions reinvested	$242	$1,492
Cost of shares redeemed	(33,671)	—

Change in net assets resulting from Class R2 capital transactions	$(33,429)	$1,492

Class R5
Proceeds from shares issued	$460	$1,740
Distributions reinvested	409	1,861
Cost of shares redeemed	(34,739)	—

Change in net assets resulting from Class R5 capital transactions	$(33,870)	$3,601

Class R6
Proceeds from shares issued	$146,357,434	$—
Distributions reinvested	570,647	1,842
Cost of shares redeemed	(1,548,304)	—

Change in net assets resulting from Class R6 capital transactions	$145,379,777	$1,842

Select Class
Proceeds from shares issued	$30,226	$299,390
Distributions reinvested	22,634	131,167
Cost of shares redeemed	(4,070,048)	(161,263)

Change in net assets resulting from Select Class capital transactions	$(4,017,188)	$269,294

Total change in net assets resulting from capital transactions	$141,305,937	$594,387

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

	SmartAllocation Income Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
SHARE TRANSACTIONS:
Class A
Issued	15,930	59,095
Reinvested	219	387
Redeemed	(13,416)	(38,012)

Change in Class A Shares	2,733	21,470

Class C
Issued	250	111
Reinvested	13	94
Redeemed	(2,231)	(112)

Change in Class C Shares	(1,968)	93

Class R2
Reinvested	16	100
Redeemed	(2,254)	—

Change in Class R2 Shares	(2,238)	100

Class R5
Issued	30	116
Reinvested	28	125
Redeemed	(2,318)	—

Change in Class R5 Shares	(2,260)	241

Class R6
Issued	9,785,598	—
Reinvested	38,740	123
Redeemed	(105,239)	—

Change in Class R6 Shares	9,719,099	123

Select Class
Issued	2,032	19,967
Reinvested	1,512	8,804
Redeemed	(271,862)	(10,765)

Change in Select Class Shares	(268,318)	18,006

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
SmartAllocation Income Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$15.00	$0.19	(h)(i)	$(0.39)	$(0.20)	$(0.12)	$—	$(0.12)
Year Ended February 28, 2015	14.92	0.41		0.11	0.52	(0.39)	(0.05)	(0.44)
Year Ended February 28, 2014	15.27	0.38		(0.29)	0.09	(0.40)	(0.04)	(0.44)
June 29, 2012 (k) through February 28, 2013	15.00	0.26		0.24	0.50	(0.21)	(0.02)	(0.23)

Class C
Six Months Ended August 31, 2015 (Unaudited)	14.95	0.16	(h)(i)	(0.41)	(0.25)	(0.05)	—	(0.05)
Year Ended February 28, 2015	14.90	0.31		0.14	0.45	(0.35)	(0.05)	(0.40)
Year Ended February 28, 2014	15.25	0.31		(0.28)	0.03	(0.34)	(0.04)	(0.38)
June 29, 2012 (k) through February 28, 2013	15.00	0.20		0.24	0.44	(0.17)	(0.02)	(0.19)

Class R2
Six Months Ended August 31, 2015 (Unaudited)	14.97	0.17	(h)(i)	(0.39)	(0.22)	(0.08)	—	(0.08)
Year Ended February 28, 2015	14.91	0.35		0.14	0.49	(0.38)	(0.05)	(0.43)
Year Ended February 28, 2014	15.26	0.34		(0.28)	0.06	(0.37)	(0.04)	(0.41)
June 29, 2012 (k) through February 28, 2013	15.00	0.23		0.24	0.47	(0.19)	(0.02)	(0.21)

Class R5
Six Months Ended August 31, 2015 (Unaudited)	15.03	0.23	(h)(i)	(0.41)	(0.18)	(0.14)	—	(0.14)
Year Ended February 28, 2015	14.94	0.45		0.15	0.60	(0.46)	(0.05)	(0.51)
Year Ended February 28, 2014	15.28	0.45		(0.29)	0.16	(0.46)	(0.04)	(0.50)
June 29, 2012 (k) through February 28, 2013	15.00	0.30		0.24	0.54	(0.24)	(0.02)	(0.26)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	15.03	0.22	(h)(i)	(0.39)	(0.17)	(0.15)	—	(0.15)
Year Ended February 28, 2015	14.95	0.46		0.14	0.60	(0.47)	(0.05)	(0.52)
Year Ended February 28, 2014	15.28	0.46		(0.28)	0.18	(0.47)	(0.04)	(0.51)
June 29, 2012 (k) through February 28, 2013	15.00	0.31		0.23	0.54	(0.24)	(0.02)	(0.26)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	15.01	0.22	(h)(i)	(0.41)	(0.19)	(0.08)	—	(0.08)
Year Ended February 28, 2015	14.93	0.42		0.15	0.57	(0.44)	(0.05)	(0.49)
Year Ended February 28, 2014	15.27	0.42		(0.28)	0.14	(0.44)	(0.04)	(0.48)
June 29, 2012 (k) through February 28, 2013	15.00	0.28		0.24	0.52	(0.23)	(0.02)	(0.25)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net Investment Income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended February 28, 2014 and for the period ended February 28, 2013.
(k)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$14.68	(1.37)%	$425,277	0.71%		2.52	%(i)	2.18%		4%
15.00	3.55	393,698	0.70		2.54		5.03		28
14.92	0.71	71,196	0.68	(j)	2.58	(j)	5.67	(j)	29
15.27	3.31	51,642	0.69	(j)	2.54	(j)	5.77	(j)	12

14.65	(1.65)	23,270	1.21		2.11	(i)	3.78		4
14.95	3.03	53,181	1.19		2.10		5.39		28
14.90	0.28	51,597	1.18	(j)	2.06	(j)	6.30	(j)	29
15.25	2.92	51,472	1.19	(j)	2.03	(j)	6.26	(j)	12

14.67	(1.51)	19,620	0.96		2.33	(i)	3.60		4
14.97	3.30	53,536	0.94		2.35		5.12		28
14.91	0.49	51,811	0.93	(j)	2.31	(j)	6.05	(j)	29
15.26	3.11	51,557	0.94	(j)	2.28	(j)	6.01	(j)	12

14.71	(1.19)	21,880	0.26		3.03	(i)	2.89		4
15.03	4.10	56,316	0.24		3.05		4.42		28
14.94	1.16	52,417	0.23	(j)	3.01	(j)	5.35	(j)	29
15.28	3.61	51,796	0.24	(j)	2.98	(j)	5.31	(j)	12

14.71	(1.16)	143,044,094	0.22		2.91	(i)	0.52		4
15.03	4.07	54,610	0.19		3.10		4.37		28
14.95	1.26	52,458	0.18	(j)	3.06	(j)	5.30	(j)	29
15.28	3.63	51,811	0.20	(j)	3.02	(j)	5.26	(j)	12

14.74	(1.27)	180,781	0.45		2.95	(i)	3.84		4
15.01	3.86	4,212,068	0.44		2.85		4.61		28
14.93	0.98	3,921,489	0.43	(j)	2.81	(j)	5.55	(j)	29
15.27	3.44	3,879,559	0.44	(j)	2.78	(j)	5.51	(j)	12

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-diversified
SmartAllocation Income Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at August 31, 2015.

20	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$650,663	$933,090	$1,583,753
Corporate Bonds
Consumer Discretionary	—	945,663	—	945,663
Consumer Staples	—	445,065	—	445,065
Energy	—	1,469,978	—	1,469,978
Financials	—	4,389,821	—	4,389,821
Health Care	—	871,446	—	871,446
Industrials	—	983,739	—	983,739
Information Technology	—	675,397	—	675,397
Materials	—	354,373	—	354,373
Telecommunication Services	—	736,145	—	736,145
Utilities	—	717,773	—	717,773

Total Corporate Bonds	—	11,589,400	—	11,589,400

Foreign Government Securities	—	130,350	—	130,350
U.S. Government Agency Securities	—	250,514	—	250,514
U.S. Treasury Obligations	—	9,846,655	—	9,846,655
Exchange Traded Fund	54,327,335	—	—	54,327,335
Investment Companies	64,868,982	—	—	64,868,982
Short-Term Investment
Investment Company	1,801,331	—	—	1,801,331

Total Investments in Securities	$120,997,648	$22,467,582	$933,090	$144,398,320

There were no transfers among any levels during the six months ended August 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$—	$—	$(1,086)	$(32)	$981,463	$(47,255)	$—	$—	$933,090

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2015, which were valued using significant unobservable inputs (Level 3) amounted to $(1,086). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST, 2015 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Asset-Backed Securities	$683,465	Discounted Cash Flow	Constant Default Rate	0.00% - 50.00% (26.45%)
			Yield (Discount Rate of Cash Flows)	3.45% - 3.67% (3.56%)

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was $249,625. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of August 31, 2015, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A under the Securities Act.

C. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds.

		For the six months ended August 31, 2015
Affiliate	Value at February 28, 2015	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at August 31, 2015	Value at August 31, 2015
JPMorgan Corporate Bond Fund, Class R6 Shares	$379,820	$12,718,360	$231,825	$(7,981)	$115,710	1,289,380	$12,532,770
JPMorgan Emerging Markets Debt Fund, Class R6 Shares	289,282	8,631,122	—	—	144,280	1,090,659	8,539,860
JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	82,689	2,793,201	2,281,631	(106,960)	—	59,830	455,907
JPMorgan High Yield Fund, Class R6 Shares	776,264	23,448,169	—	—	439,520	3,147,368	23,038,731
JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares	1,398,322	18,976,685	—	—	226,685	1,791,855	20,301,714
JPMorgan Prime Money Market Fund, Institutional Class Shares	65,359	41,344,061	39,608,089	—	679	1,801,331	1,801,331

Total	$2,991,736			$(114,941)	$926,874		$66,670,313

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of the affiliated Underlying Funds and ETFs are waived by the Fund as described in Note 3.F.

22	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Fund for the six months ended August 31, 2015 are as follows:

	Class A	Class C	Class R2	Class R5	Class R6	Select Class
Transfer agent fees	$224	$69	$66	$76	$76	$102
Sub-transfer agent fees	—	4	—	—	—	24

F. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2015, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$18	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST, 2015 (Unaudited) (continued)

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund, Underlying Funds and ETFs (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses incurred by the Fund and any Underlying Fund and ETFs and acquired fund fees incurred by an Underlying Fund and ETFs) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Class R6	Select Class
0.98%	1.48%	1.23%	0.53%	0.48%	0.73%

The expense limitation agreement was in effect for the six months ended August 31, 2015 and is in place until at least June 30, 2016.

For the six months ended August 31, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$133,490	$7,413	$386	$141,289	$24,184

The Underlying Funds may impose separate advisory and shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and above 0.05% for Class R5 Shares, the Fund’s Distributor may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Fund and/or Underlying Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended August 31, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$135,329,599	$3,468,372	$9,194,236	$—

24	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$147,448,711	$14,318	$3,064,709	$(3,050,391)

At February 28, 2015, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of August 31, 2015, the Adviser or an affiliate may from time to time exercise discretion on behalf of certain of their clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, including foreign and emerging markets securities and convertible securities. These securities are subject to risks specific to their structure, sector or market.

The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	25

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
SmartAllocation Income Fund
Class A
Actual	$1,000.00	$986.30	$3.54	0.71%
Hypothetical	1,000.00	1,021.57	3.61	0.71
Class C
Actual	1,000.00	983.50	6.03	1.21
Hypothetical	1,000.00	1,019.05	6.14	1.21
Class R2
Actual	1,000.00	984.90	4.79	0.96
Hypothetical	1,000.00	1,020.31	4.88	0.96
Class R5
Actual	1,000.00	988.10	1.30	0.26
Hypothetical	1,000.00	1,023.83	1.32	0.26
Class R6
Actual	1,000.00	988.40	1.10	0.22
Hypothetical	1,000.00	1,024.03	1.12	0.22
Select Class
Actual	1,000.00	987.30	2.25	0.45
Hypothetical	1,000.00	1,022.87	2.29	0.45

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

26	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose semi-annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the Fund and other J.P. Morgan Funds in which the Fund invests (the “Underlying Funds”). Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund and Underlying Funds received from the Adviser. This information includes the Fund’s and Underlying Funds’ performance as compared to the performance of the Fund’s and Underlying Funds’ peers and benchmarks and analyses by the Adviser of the Fund’s and Underlying Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s and Underlying Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including, with respect to the Fund and/or Underlying Funds, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the performance of the Fund in connection with the Trustees’ review of the Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreement. The Trustees also discussed the proposed Advisory Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund and Underlying Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Fund and Underlying Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund and Underlying Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them,

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund and Underlying Funds.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund and Underlying Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund and Underlying Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund and Underlying Funds.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the J.P. Morgan Funds including the benefits received by the Adviser and its affiliates in connection with the Fund’s investments in the Underlying Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Fund and/or Underlying Funds for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services for the Fund and/or Underlying Funds.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves

28	JPMORGAN SMARTALLOCATION FUNDS	AUGUST 31, 2015

greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for the applicable one-year period. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Fund’s performance was in the second quintile for both Class A and Select Class shares for the one-year period ended December 31, 2014 and that the independent consultant indicated that the Fund’s overall performance needed enhancement. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and, based upon this discussion, the Adviser’s and/or independent consultant’s analysis and other factors, concluded that the Fund’s performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses for Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable and that such fees would be for services provided in addition to, rather than duplicative of, services provided under the advisory contracts of the Underlying Funds in which the Fund invests.

AUGUST 31, 2015	JPMORGAN SMARTALLOCATION FUNDS	29

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-SAINC-815

Semi-Annual Report

J.P. Morgan Tax Aware Funds

August 31, 2015 (Unaudited)

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	1

J.P. Morgan Tax Aware Funds

MARKET OVERVIEW

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

While U.S. financial markets experienced increased volatility over the six month reporting period, the municipal bond market generally performed well. Municipal bonds proved attractive to investors seeking defensive asset classes amid global market turmoil and the tight supply of municipal bonds supported bond prices. During the six month reporting period, municipal bond yields rose to levels comparable with U.S. Treasury bonds, and historically municipal bonds have outperformed Treasury bonds in periods of rising interest rates.

Tax free bond interest rates migrated downward early in the six month reporting period in response to weak U.S. growth in early 2015. As the economic data showed improvement and expectations of a U.S. Federal Reserve interest rate hike increased, tax free bond interest rates rose and eventually settled into a relatively narrow trading range over the latter half of the six month reporting period. This backup in rates helped shorter-term securities to outperform other fixed income asset classes. For the six months ended August 31, 2015, the Barclays U.S. 1-15 Year Blend Municipal Bond Index returned 0.34%.

2	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.31%
Barclays Municipal Bond Index	0.31%

Net Assets as of 8/31/2015 (In Thousands)	$112,616
Duration as of 8/31/2015	5.0 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware High Income Fund (the “Fund”) seeks to provide a high level of after-tax income from a portfolio of fixed income investments.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended August 31, 2015, the Fund matched the performance of the Barclays Municipal Bond Index (the “Benchmark”). In general, taxable leveraged loans outperformed municipal debt securities during the six month reporting period. The Fund’s allocations to both municipal debt and leveraged loans made a positive contribution to relative performance. Leveraged loans are adjustable-rate bank loans made to companies rated below investment-grade by the major credit-rating firms.

In the municipal bond sector, the Fund’s overweight position in the housing sector and its security selection in the transportation sector were leading contributors to performance. The Fund’s security selection in the insured bonds sector and its overweight position in the water and sewer sector detracted from relative performance, but the impact was not significant.

In taxable leveraged loans, the Fund’s security selection in the utilities sector and its underweight position in the mining and minerals sector were leading contributors to performance relative to the Benchmark. The Fund’s security selection in the retail sector and its underweight position and security selection in the information technology sector were leading detractors from relative performance during the six month reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s assets were invested among various sectors, including both high-grade debt securities and leveraged loans. Sector allocations were determined by input from analyst teams organized by sector that assessed relative value and risk, among other factors.

The Fund’s portfolio managers allocated the majority of the Fund’s assets to municipal securities and invested the remainder of the Fund’s assets mostly in taxable leveraged loans.

PORTFOLIO COMPOSITION***
Municipal Bonds	79.8%
Loan Assignments	16.6
Short-Term Investment	3.6

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	3

JPMorgan Tax Aware High Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015
		6 MONTH*			1 YEAR			5 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares
CLASS A SHARES	September 17, 2007
Without Sales Charge		0.27%	0.19%	0.66%	1.79%	1.57%	1.93%	3.79%	3.46%	3.30%	4.68%	4.32%	4.08%
With Sales Charge**		(3.49)	(1.49)	(1.49)	(2.04)	(2.25)	(0.27)	3.00	2.68	2.68	4.18	3.82	3.67
CLASS C SHARES	September 17, 2007
Without CDSC		0.01	(0.05)	0.42	1.27	1.10	1.46	3.27	3.00	2.84	4.15	3.85	3.61
With CDSC***		(0.99)	(1.05)	(0.14)	0.27	0.10	0.89	3.27	3.00	2.84	4.15	3.85	3.61
SELECT CLASS SHARES	September 17, 2007	0.31	0.23	0.70	1.88	1.65	2.01	3.89	3.56	3.39	4.78	4.41	4.17

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (9/17/07 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 17, 2007.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Tax Aware High Income Fund, the Barclays Municipal Bond Index, the Barclays High Yield Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Index from September 17, 2007 to August 31, 2015. The performance of the Lipper General & Insured Municipal Debt Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Municipal Bond Index and the Barclays High Yield Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper

General & Insured Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 by Moody’s Investors Service with a remaining maturity of at least one year. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	-0.11%
Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index	0.34%

Net Assets as of 8/31/2015 (In Thousands)	$424,535
Duration as of 8/31/2015	2.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Tax Aware Income Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE FUND AIM TO MEET ITS INVESTMENT OBJECTIVE?

The Fund has an absolute return orientation, which means that it was not managed relative to a benchmark during the reporting period. The Fund attempted to provide a positive total return in diverse market environments and accordingly, the Fund was not required to meet target benchmark weights, allowing the Fund’s portfolio managers to avoid sectors that they believed were unattractive. While the Fund was not managed to a benchmark, its return is compared to Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Index”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S RETURN?

For the six months ended August 31, 2015, the Fund underperformed the Index. During the six month reporting period, high-yield bonds (also known as “junk bonds”) underperformed other parts of the fixed-income securities markets and the Fund’s exposure to high yield bonds was a leading detractor from performance relative to the Index.

The Fund’s security selection in non-agency mortgage backed securities and insurance linked debt securities were leading contributors to performance relative to the Index. The Fund’s overweight position in the housing sector and underweight position in bonds rated AA made a positive contribution to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities in the municipal bond market stemming from increased volatility, supply pressures and headline credit risk.

In addition, when the Fund’s portfolio managers believed that credit default swaps were attractively valued, they used these instruments to initiate long and short exposures in different areas of the fixed income market. The Fund also used interest-rate derivatives during the reporting period in an attempt to minimize the impact of movement in interest rates on the Fund’s holdings.

PORTFOLIO COMPOSITION***
Municipal Bonds	54.0%
Weekly Demand Notes	18.9
Daily Demand Notes	8.8
Corporate Bonds	4.5
Asset-Backed Securities	3.0
Collateralized Mortgage Obligations	2.3
Quarterly Demand Notes	2.3
Insurance-Linked Securities	2.2
Monthly Demand Notes	1.2
Others (each less than 1.0%)	2.4
Short-Term Investments	0.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	5

JPMorgan Tax Aware Income Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015
		6 MONTH*			1 YEAR			3 YEAR			SINCE INCEPTION
	Inception Date of Class	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares	Before Taxes	After Taxes on Distri butions	After Taxes on Distri butions and Sale of Fund Shares
CLASS A SHARES	March 1, 2011
Without Sales Charge		(0.17)%	(0.31)%	0.11%	0.02%	(0.22)%	0.25%	0.55%	0.36%	0.44%	1.39%	1.18%	1.09%
With Sales Charge**		(3.91)	(4.05)	(2.01)	(3.73)	(3.95)	(1.88)	(0.72)	(0.91)	(0.53)	0.53	0.32	0.44
CLASS C SHARES	March 1, 2011
Without CDSC		(0.48)	(0.58)	(0.15)	(0.61)	(0.77)	(0.22)	(0.08)	(0.25)	(0.11)	0.73	0.55	0.52
With CDSC***		(1.47)	(1.57)	(0.71)	(1.60)	(1.76)	(0.78)	(0.08)	(0.25)	(0.11)	0.73	0.55	0.52
SELECT CLASS SHARES	March 1, 2011	(0.11)	(0.26)	0.16	0.13	(0.13)	0.34	0.64	0.44	0.52	1.47	1.26	1.17

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

LIFE OF FUND PERFORMANCE (3/1/11 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 1, 2011.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Aware Income Opportunities Fund, the Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index, the iMoneyNet Tax-Free National Average and the Lipper General & Insured Municipal Debt Funds Index from March 1, 2011 to August 31, 2015. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Barclays U.S. 1-15 Year Blend (1-17 Year) Municipal Bond Index and the iMoneyNet Tax-Free National Average does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The performance of the Lipper General & Insured Municipal Debt Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1-17 years. The iMoneyNet Tax-Free National Average is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. The Lipper General & Insured Municipal Debt Funds Index represents total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 3.75% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
27	Constar International, Inc., 11.000%, 12/31/17 (d) (Cost $26)	5

Municipal Bonds — 79.7% (t)
	Alabama — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	253

	Alaska — 0.9%
	Education — 0.3%
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/18	309

	Housing — 0.2%
205	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	215

	Other Revenue — 0.4%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	369
110	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	110

		479

	Total Alaska	1,003

	Arizona — 1.1%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	330

	Other Revenue — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	109

	Utility — 0.2%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	247

	Water & Sewer — 0.5%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	600

	Total Arizona	1,286

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
30	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	30

	California — 4.2%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/30	113

	General Obligation — 0.6%
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	406
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	56
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	234

		696

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	105

	Housing — 0.0% (g)
10	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	10

	Other Revenue — 0.6%
600	California County, Tobacco Securitization Agency, Tobacco Settlement, Asset-Backed, Kern County Tobacco Funding Corp., Rev., 5.000%, 06/01/23	695

	Prerefunded — 0.7%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	512
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	224

		736

	Transportation — 0.8%
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	882

	Utility — 1.1%
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	285

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	7

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Utility — continued
	Los Angeles Department of Water & Power, Power System,
250	Series B, Rev., 5.000%, 07/01/43	281
290	Subseries A-1, Rev., 5.250%, 07/01/38	319
350	Los Angeles Department of Water & Power, Water System, Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	370

		1,255

	Water & Sewer — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	222

	Total California	4,714

	Colorado — 0.9%
	Certificate of Participation/Lease — 0.3%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	342

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	528

	Housing — 0.0% (g)
30	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	30

	Utility — 0.1%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	134

	Total Colorado	1,034

	Connecticut — 1.6%
	Education — 1.6%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	533
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	1,011
200	Series A, Rev., 5.250%, 11/15/24	230

	Total Connecticut	1,774

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Delaware — 0.5%
	Housing — 0.5%
	Delaware State Housing Authority, Senior Single Family Mortgage,
435	Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29	460
40	Series D-1, Rev., AMT, GNMA/FNMA, 4.625%, 01/01/23	40

	Total Delaware	500

	District of Columbia — 0.6%
	Education — 0.2%
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	210

	Other Revenue — 0.1%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	109

	Transportation — 0.3%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.000%, 10/01/22	114
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	222

		336

	Total District of Columbia	655

	Florida — 10.0%
	Certificate of Participation/Lease — 0.8%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	892

	Education — 0.5%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	548

	General Obligation — 1.2%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, GO, 5.000%, 12/01/26	1,123
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	224

		1,347

	Housing — 0.7%
95	Florida Housing Finance Corp., Series 1, Rev., AMT, FHLMC, 5.000%, 07/01/41	100
335	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	341

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Housing — continued
375	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	400

		841

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	571
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	508

		1,079

	Other Revenue — 1.6%
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	219
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	597
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	948

		1,764

	Transportation — 2.2%
300	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	337
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	113
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	169
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	700
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,132

		2,451

	Utility — 2.0%
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	237
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	551
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	315

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — continued
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	664
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	540

		2,307

	Total Florida	11,229

	Georgia — 2.2%
	Education — 0.2%
200	Private Colleges & Universities Authority, Mercer University Project, Series C, Rev., 5.000%, 10/01/16	209

	Housing — 0.6%
	Georgia Housing & Finance Authority, Non Single Family,
120	Series B, Rev., 4.000%, 12/01/29	127
495	Subseries A-1, Rev., 4.000%, 06/01/44	531

		658

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	506

	Other Revenue — 0.2%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	287

	Prerefunded — 0.3%
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 09/15/15 (p)	301

	Transportation — 0.5%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	533

	Total Georgia	2,494

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	114

	Idaho — 0.8%
	General Obligation — 0.8%
750	City of Nampa, GO, 5.000%, 08/01/21	876

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	9

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Illinois — 3.9%
	General Obligation — 0.8%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	143
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	60
410	Series C, GO, 5.250%, 12/01/32	481
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	172

		856

	Housing — 0.5%
70	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	74
435	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., 4.000%, 02/01/35	460

		534

	Other Revenue — 1.3%
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	307
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	857
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	202
130	Rev., 5.250%, 06/01/21	150

		1,516

	Transportation — 0.7%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	223
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	216
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	313

		752

	Water & Sewer — 0.6%
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	514
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	181

		695

	Total Illinois	4,353

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Indiana — 1.4%
	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Program,
60	Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	64
100	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	106

		170

	Other Revenue — 1.0%
	Indiana Health Facility Financing Authority, Ascension Health,
95	Rev., 5.000%, 07/28/16	99
5	Rev., 5.000%, 07/28/16 (p)	5
150	Series A-1, Rev., VAR, 5.000%, 06/01/17	162
265	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	268
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	574

		1,108

	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	290

	Total Indiana	1,568

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
35	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	37

	Kansas — 0.3%
	Housing — 0.1%
125	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	130

	Other Revenue — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	215

	Total Kansas	345

	Kentucky — 0.3%
	Housing — 0.1%
40	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	42

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	253

	Total Kentucky	295

	Louisiana — 0.9%
	Housing — 0.2%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
65	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	65
30	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	31
70	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	73
20	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	21

		190

	Other Revenue — 0.2%
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	256

	Transportation — 0.1%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	139

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	461

	Total Louisiana	1,046

	Maine — 1.2%
	Housing — 0.9%
	Maine State Housing Authority,
540	Series A-1, Rev., AMT, 4.500%, 11/15/28	570
360	Series B, Rev., 4.000%, 11/15/43	384

		954

	Other Revenue — 0.3%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	350

	Total Maine	1,304

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Maryland — 0.5%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	109

	Special Tax — 0.4%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	459

	Total Maryland	568

	Massachusetts — 5.7%
	Education — 1.6%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	413
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	545
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	705
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	107

		1,770

	Housing — 1.2%
	Massachusetts Housing Finance Agency, Single Family Housing,
370	Series 160, Rev., AMT, 3.750%, 06/01/34	375
970	Series 169, Rev., 4.000%, 12/01/44	1,047

		1,422

	Other Revenue — 0.5%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	387
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	150

		537

	Transportation — 1.2%
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	563
770	Series A, Rev., AMT, 5.000%, 07/01/37	847

		1,410

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	11

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Water & Sewer — 1.2%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	631
100	Series B, Rev., AGM, 5.250%, 08/01/32	127
500	Series D, Rev., 5.000%, 08/01/44	566

		1,324

	Total Massachusetts	6,463

	Michigan — 1.7%
	Education — 0.5%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., 5.000%, 11/01/22	559

	General Obligation — 0.0% (g)
8	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	8

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	224

	Other Revenue — 0.0% (g)
42	Michigan Finance Authority, Local Government Loan Program, Series G-6A, Rev., AMBAC, 5.250%, 04/01/16	42

	Transportation — 0.6%
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	460
150	Series D, Rev., 5.000%, 12/01/18	167

		627

	Water & Sewer — 0.4%
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	486

	Total Michigan	1,946

	Minnesota — 2.3%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	210

	Housing — 2.1%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
34	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	34

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
190	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	201
110	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	115
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	106
300	Rev., 5.250%, 08/01/26	346
	Minnesota Housing Finance Agency, Residential Housing Finance,
565	Series A, Rev., 4.000%, 07/01/38	606
430	Series B, Rev., 4.000%, 01/01/38	462
475	Series C, Rev., AMT, 4.000%, 01/01/45	512
45	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	47

		2,429

	Total Minnesota	2,639

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	195
100	Series A, Rev., 5.250%, 01/01/34	124

	Total Mississippi	319

	Missouri — 1.1%
	General Obligation — 0.2%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	286

	Housing — 0.5%
130	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	137
190	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41	205
160	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	172

		514

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — 0.4%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	488

	Total Missouri	1,288

	Montana — 0.6%
	Housing — 0.3%
335	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	350

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	108

	Utility — 0.2%
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	229

	Total Montana	687

	Nebraska — 1.0%
	General Obligation — 0.6%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	367
285	GO, 5.250%, 04/01/27	360

		727

	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	398

	Total Nebraska	1,125

	Nevada — 0.1%
	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	51

	New Hampshire — 0.5%
	Education — 0.3%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	253
100	Rev., NATL-RE, 5.500%, 06/01/27	128

		381

	Housing — 0.2%
75	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	79

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Housing — continued
90	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	95

		174

	Total New Hampshire	555

	New Jersey — 2.0%
	Education — 0.9%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	275
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	557
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	210

		1,042

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	511

	Other Revenue — 0.6%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	446
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	212

		658

	Total New Jersey	2,211

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
100	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	106
105	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	112
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		223

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	433

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	13

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Other Revenue — continued
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., AMT, 4.000%, 06/01/16	57

		490

	Total New Mexico	713

	New York — 7.0%
	Education — 0.5%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	343
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	270

		613

	General Obligation — 0.5%
500	City of New York, Series I, GO, 5.000%, 08/01/21	586

	Housing — 0.4%
470	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	492

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	514

	Other Revenue — 2.7%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	583
750	New York State Energy Research & Development Authority, Pollution Control, Series B, Rev., VAR, 2.000%, 05/01/20	749
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26 (p)	395
390	Series B, Rev., 5.500%, 10/15/30 (p)	512
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35 (p)	403
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	372

		3,014

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Special Tax — 0.5%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	562

	Water & Sewer — 1.9%
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	285
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.250%, 06/15/44	282
440	Series EE, Rev., 5.375%, 06/15/43	513
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	432
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	572

		2,084

	Total New York	7,865

	North Carolina — 0.0% (g)
	Housing — 0.0% (g)
20	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	21

	North Dakota — 0.6%
	Housing — 0.4%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
180	Series A, Rev., 3.750%, 07/01/42	189
230	Series A, Rev., 4.000%, 07/01/34	246

		435

	Utility — 0.2%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	229

	Total North Dakota	664

	Ohio — 3.5%
	Education — 1.0%
	Ohio State University, General Receipts, Special Purpose,
500	Series A, Rev., 5.000%, 06/01/28	578
365	Series A, Rev., 5.000%, 06/01/43	407
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	150

		1,135

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	229
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	57

		286

	Housing — 0.5%
335	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	339
	Ohio Housing Finance Agency, Single Family Mortgage,
145	Series 1, Rev., 5.000%, 11/01/28	153
115	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	123

		615

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	192
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	289

		481

	Other Revenue — 1.2%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	301
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 05/15/22	429
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	514

		1,344

	Prerefunded — 0.1%
95	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	105

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.0% (g)
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

	Total Ohio	3,971

	Oklahoma — 1.3%
	Transportation — 0.7%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	339
420	Series A, Rev., AMT, 5.000%, 06/01/25	471

		810

	Water & Sewer — 0.6%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	252
285	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/30	341

		593

	Total Oklahoma	1,403

	Oregon — 1.6%
	Education — 0.5%
500	University of Oregon, Rev., 5.000%, 04/01/45	569

	General Obligation — 0.3%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	208
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	26
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	123

		357

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	216
85	Series B, Rev., AMT, 5.000%, 07/01/30	91

		307

	Other Revenue — 0.3%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	361

	Transportation — 0.2%
215	Port of Portland, International Airport, Subseries 20-C, Rev., AMT, 5.000%, 07/01/19	242

	Total Oregon	1,836

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	15

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Pennsylvania — 2.7%
	Education — 0.8%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	183
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	661

		844

	Housing — 0.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
225	Series 112, Rev., 5.000%, 04/01/28	239
425	Series 96-B, Rev., 3.950%, 10/01/16	439

		678

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	502

	Transportation — 0.9%
	Allegheny County Airport Authority, Pittsburgh International Airport,
350	Series A-1, Rev., AMT, 5.000%, 01/01/26	389
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	573

		962

	Total Pennsylvania	2,986

	Rhode Island — 0.8%
	Education — 0.5%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	557

	Transportation — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	283

	Total Rhode Island	840

	South Carolina — 0.5%
	Education — 0.5%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	600

	South Dakota — 0.1%
	Housing — 0.1%
150	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	159

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Tennessee — 1.2%
	Housing — 0.4%
	Tennessee Housing Development Agency, Homeownership Program,
245	Series 1A, Rev., AMT, 4.500%, 01/01/38	260
140	Series A, Rev., AMT, 4.500%, 07/01/31	149

		409

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	137

	Utility — 0.7%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	420
375	Series A, Rev., 5.250%, 09/01/23	432

		852

	Total Tennessee	1,398

	Texas — 5.2%
	Education — 0.6%
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	178
395	Series B, Rev., 5.250%, 07/01/30	505

		683

	General Obligation — 1.7%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	109
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	292
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	88
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	253
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,158

		1,900

	Housing — 0.2%
125	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	134
55	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	58

		192

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.500%, 08/01/20	509

	Other Revenue — 0.3%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	163
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	194

		357

	Prerefunded — 0.2%
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	21
115	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	137
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20 (p)	120

		278

	Transportation — 0.2%
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	231

	Utility — 1.1%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	107
1,000	Rev., 5.000%, 02/01/23	1,094

		1,201

	Water & Sewer — 0.4%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	478

	Total Texas	5,829

	Utah — 1.0%
	Other Revenue — 0.5%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	49
450	Series C, Rev., AGM, 5.250%, 06/15/32	569

		618

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Utility — 0.5%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	556

	Total Utah	1,174

	Vermont — 1.4%
	Housing — 1.4%
	Vermont Housing Finance Agency, Multiple Purpose,
750	Series B, Rev., AMT 3.750%, 11/01/45	790
500	Series B, Rev., 4.000%, 11/01/44	537
280	Series B, Rev., AMT, 4.125%, 11/01/42	292

	Total Vermont	1,619

	Virginia — 0.8%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	254

	Other Revenue — 0.5%
470	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	549

	Prerefunded — 0.1%
30	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	36

	Total Virginia	839

	Washington — 2.5%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	187

	Hospital — 0.7%
745	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, GNMA/FNMA, 3.500%, 06/01/44	782

	Housing — 0.1%
160	Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	169

	Transportation — 1.0%
1,000	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,141

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	17

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Municipal Bonds — continued
		Utility — 0.5%
150		Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	173
300		City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	340

			513

		Total Washington	2,792

		West Virginia — 0.5%
		Other Revenue — 0.5%
500		Monongalia County Building Commission, Rev., 5.000%, 07/01/23	573

		Wisconsin — 1.1%
		Hospital — 0.5%
500		Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	564

		Other Revenue — 0.3%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	381

		Transportation — 0.3%
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	281

		Total Wisconsin	1,226

		Wyoming — 0.4%
		Housing — 0.1%
85		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	85

		Other Revenue — 0.3%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	401

		Total Wyoming	486

		Total Municipal Bonds (Cost $86,973)	89,756

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A, ADR (a) (Cost $— (h))	—

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A (a) (Cost $10)	—

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — 16.5%
	Consumer Discretionary — 4.6%
	Automobiles — 0.3%
296	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	295

	Diversified Consumer Services — 0.2%
244	Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19	240

	Hotels, Restaurants & Leisure — 0.4%
50	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	46
148	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	146
147	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	145
123	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	122

		459

	Household Durables — 0.0% (g)
56	Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20	56

	Internet & Catalog Retail — 0.2%
288	Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/02/21	271

	Media — 1.8%
500	EMI Group NA Holdings, Term Loan, VAR, 4.000%, 08/11/22 ^	499
50	NEP/NCP Holdco Inc., 1st Lien Amendment No. 3 Incremental Term Loan, VAR, 4.250%, 01/22/20	49
267	Numericable Group S.A., Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20	266
231	Numericable Group S.A., Dollar Denominated Tranche B-2 Loan, VAR, 4.500%, 05/21/20	230
321	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/28/20	320
55	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	54
584	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	572

		1,990

	Multiline Retail — 0.9%
490	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	489
503	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	497

		986

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Specialty Retail — 0.7%
291	J. Crew Group, Inc., Initial Term Loan, VAR, 4.000%, 03/05/21	225
257	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	256
258	Staples, Inc., Term Loan, VAR, 04/21/21 ^	257

		738

	Textiles, Apparel & Luxury Goods — 0.1%
171	Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19	135

	Total Consumer Discretionary	5,170

	Consumer Staples — 1.5%
	Food & Staples Retailing — 1.4%
496	New Albertsons, Inc., Term B Loan, VAR, 4.750%, 06/27/21	495
141	New Albertsons, Inc., Term Loan B-2, VAR, 5.375%, 03/21/19	140
722	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	722
246	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	247

		1,604

	Food Products — 0.1%
65	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	64

	Total Consumer Staples	1,668

	Energy — 0.7%
	Energy Equipment & Services — 0.0% (g)
82	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	59

	Oil, Gas & Consumable Fuels — 0.7%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16
215	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	216
125	Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19	120
100	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18 (d)	21
89	Southcross Energy Partners LP, Initial Term Loan, VAR, 5.250%, 08/04/21	85
218	Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21	181

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — continued
150	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	149

		788

	Total Energy	847

	Financials — 0.3%
	Diversified Financial Services — 0.1%
147	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	140

	Insurance — 0.2%
250	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22	249

	Total Financials	389

	Health Care — 2.0%
	Health Care Equipment & Supplies — 0.1%
146	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	146

	Health Care Providers & Services — 1.0%
80	Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22	80
50	Amsurg Corp., Initial Term Loan, VAR, 3.750%, 07/16/21	49
100	CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.575%, 12/31/18	100
96	IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18	96
481	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	482
336	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21	333

		1,140

	Pharmaceuticals — 0.9%
142	Concordia Healthcare Corp., Initial Term Loan, (Canada), VAR, 4.750%, 04/21/22	142
823	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22	823

		965

	Total Health Care	2,251

	Industrials — 2.5%
	Airlines — 0.2%
4	Landmark Aviation, Canadian Term Loan, VAR, 4.750%, 10/25/19	4

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	19

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Airlines — continued
95	Landmark US Member LLC, Term Loan, VAR, 4.750%, 10/25/19	95
147	U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19	146

		245

	Building Products — 0.4%
457	Summit Materials Co. I LLC, Term Loan, VAR, 4.250%, 07/15/22	454

	Commercial Services & Supplies — 0.3%
95	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.532%, 06/30/17	94
145	Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21	145
140	Wand Intermediate I LP, 1st Lien Initial Term Loan, VAR, 4.750%, 09/17/21	140

		379

	Construction & Engineering — 0.1%
62	Stonewall Gas Gathering LLC, VAR, 8.750%, 01/28/22	62

	Industrial Conglomerates — 0.2%
68	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	60
205	Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	196

		256

	Machinery — 0.3%
146	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.503%, 07/30/18	145
130	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	130

		275

	Marine — 0.1%
203	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	156

	Professional Services — 0.3%
283	PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20	283

	Road & Rail — 0.2%
250	Quality Distribution, Inc., 1st Lien Term Loan, VAR, 5.750%, 07/29/22	247

	Trading Companies & Distributors — 0.4%
315	Delos Finance SARL, Loan, VAR, 3.500%, 03/06/21	314

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Trading Companies & Distributors — continued
167	McJunkin Red Man Corp., Term Loan, VAR, 4.750%, 11/08/19	163

		477

	Total Industrials	2,834

	Information Technology — 1.4%
	Communications Equipment — 0.3%
143	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 04/30/20	122
167	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	167

		289

	Electronic Equipment, Instruments & Components — 0.1%
74	Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20	74

	IT Services — 0.7%
80	First Data Corp., 2021 New Dollar Term Loan, VAR, 4.200%, 03/24/21	80
	First Data Corp., Term Loan,
610	VAR, 3.700%, 03/23/18	605
46	VAR, 3.700%, 09/24/18	45
100	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 6.250%, 01/20/21	100

		830

	Semiconductors & Semiconductor Equipment — 0.1%
147	Freescale Semiconductor, Inc., Term Loan B, VAR, 4.250%, 02/28/20	146

	Software — 0.2%
146	Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18	145
100	Longview Solutions, Inc., Term B Advance, VAR, 7.000%, 04/13/21	100

		245

	Total Information Technology	1,584

	Materials — 1.1%
	Chemicals — 0.5%
42	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	42
222	Gemini HDPE LLC, Advance Term Loan, VAR, 4.750%, 08/06/21	222
205	OCI Beaumont LLC, Term Loan B-3, VAR, 5.500%, 08/20/19	208
147	Tronox Ltd., Term Loan, VAR, 4.250%, 03/19/20	138

		610

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Assignments — continued
	Containers & Packaging — 0.5%
168	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	167
69	Devix Topco S.A., 1st Lien Term Loan B, VAR, 4.250%, 05/03/21	69
249	Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	248
23	Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19	23

		507

	Paper & Forest Products — 0.1%
80	Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18	79

	Total Materials	1,196

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
246	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	247
150	Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19	150

		397

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	101

	Total Telecommunication Services	498

	Utilities — 2.0%
	Electric Utilities — 1.5%
490	Calpine Construction Finance Co./CCFC Finance Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20	479

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,048	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 06/19/16	1,048
182	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 05/05/16 (d)	182

		1,709

	Independent Power & Renewable Electricity Producers — 0.5%
496	Calpine Corp., Term Loan, VAR, 4.000%, 10/09/19	495

	Total Utilities	2,204

	Total Loan Assignments (Cost $19,001)	18,641

SHARES
Short-Term Investment — 3.6%
	Investment Company — 3.6%
4,008	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $4,008)	4,008

	Total Investments — 99.8% (Cost $110,018)	112,410
	Other Assets in Excess of Liabilities — 0.2%	206

	NET ASSETS — 100.0%	$112,616

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	21

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Annual Demand Note — 0.7%
3,000	New York City Industrial Development Agency, American Airlines, Inc. John F. Kennedy International Airport Project, Series B, Rev., VAR, 2.000%, 08/01/28 (Cost $3,000)	3,005

Asset-Backed Securities — 3.0%
	ABFC Trust,
190	Series 2005-HE2, Class M3, VAR, 0.979%, 06/25/35	174
611	Series 2006-OPT2, Class A2, VAR, 0.339%, 10/25/36	514
641	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 0.289%, 07/25/36	237
	Ameriquest Mortgage Securities Trust,
276	Series 2006-M3, Class A2B, VAR, 0.299%, 10/25/36	118
449	Series 2006-M3, Class A2C, VAR, 0.359%, 10/25/36	194
172	Series 2006-M3, Class A2D, VAR, 0.439%, 10/25/36	75
305	Argent Securities Trust, Series 2006-M2, Class A2D, VAR, 0.439%, 09/25/36	124
155	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W4, Class A2D, VAR, 0.579%, 02/25/36	104
	Carrington Mortgage Loan Trust,
368	Series 2006-FRE2, Class A2, VAR, 0.319%, 10/25/36	221
350	Series 2006-NC2, Class A3, VAR, 0.349%, 06/25/36	291
187	Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.331%, 05/25/37	183
	Credit-Based Asset Servicing and Securitization LLC,
105	Series 2006-CB4, Class AV4, VAR, 0.439%, 05/25/36	80
402	Series 2006-CB8, Class A1, VAR, 0.339%, 10/25/36	308
203	CSAB Mortgage-Backed Trust, Series 2006-2, Class A2, VAR, 0.369%, 09/25/36	102
96	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.099%, 05/28/37 (e)	94
90	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.469%, 07/25/36	52
367	First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, VAR, 0.339%, 12/25/36	230

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Fremont Home Loan Trust,
584	Series 2006-B, Class 2A3, VAR, 0.359%, 08/25/36	241
285	Series 2006-C, Class 2A2, VAR, 0.349%, 10/25/36	146
	GSAA Home Equity Trust,
167	Series 2007-5, Class 1AV1, VAR, 0.299%, 03/25/47	86
142	Series 2007-5, Class 2A1A, VAR, 0.319%, 04/25/47	115
	GSAMP Trust,
433	Series 2006-FM1, Class A1, VAR, 0.359%, 04/25/36	323
128	Series 2006-FM2, Class A2C, VAR, 0.349%, 09/25/36	60
128	Series 2006-FM2, Class A2D, VAR, 0.439%, 09/25/36	61
544	Series 2006-HE3, Class A2C, VAR, 0.359%, 05/25/46	486
670	Series 2007-HE1, Class A2C, VAR, 0.349%, 03/25/47	561
198	Series 2007-NC1, Class A2C, VAR, 0.349%, 12/25/46	108
300	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.629%, 02/25/36	276
	Home Equity Mortgage Loan Asset-Backed Trust,
355	Series 2006-C, Class 2A, VAR, 0.329%, 08/25/36	286
431	Series 2006-D, Class 1A, VAR, 0.339%, 11/25/36	343
240	Series 2006-D, Class 2A3, VAR, 0.359%, 11/25/36	153
401	Series 2006-E, Class 2A3, VAR, 0.369%, 04/25/37	270
471	Series 2007-B, Class 2A3, VAR, 0.399%, 07/25/37	297
228	HSI Asset Securitization Corp Trust, Series 06-HE2, Class 2A2, VAR, 0.309%, 12/25/36	101
502	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.349%, 04/25/36	230
	Merrill Lynch Mortgage Investors Trust,
250	Series 2006-FF1, Class M3, VAR, 0.509%, 08/25/36	226
186	Series 2007-HE3, Class A1, VAR, 0.269%, 04/25/47	108
355	Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1, VAR, 0.374%, 06/25/37	316

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	New Century Home Equity Loan Trust,
400	Series 2005-C, Class A2D, VAR, 0.539%, 12/25/35	341
224	Series 2006-1, Class A2B, VAR, 0.379%, 05/25/36	166
368	Series 2006-2, Class A2B, VAR, 0.359%, 08/25/36	294
376	Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, VAR, 0.389%, 04/25/37	310
183	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.689%, 05/25/35	170
	NovaStar Mortgage Funding Trust,
228	Series 2006-4, Class A2C, VAR, 0.349%, 09/25/36	119
110	Series 2006-4, Class A2D, VAR, 0.449%, 09/25/36	58
548	Series 2007-1, Class A1A, VAR, 0.329%, 03/25/37	380
830	Series 2007-1, Class A2C, VAR, 0.379%, 03/25/37	428
370	Option One Mortgage Loan Trust, Series 2005-5, Class M1, VAR, 0.589%, 12/25/35	323
250	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.809%, 07/25/35	230
269	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.349%, 09/25/36	249
	Securitized Asset-Backed Receivables LLC Trust,
365	Series 2006-NC3, Class A1, VAR, 0.339%, 09/25/36	246
98	Series 2007-NC2, Class A2B, VAR, 0.339%, 01/25/37	69
265	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 0.379%, 02/25/36	168
396	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4, VAR, 0.479%, 06/25/37	246
228	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	232
	Structured Asset Investment Loan Trust,
120	Series 2005-HE3, Class M1, VAR, 0.679%, 09/25/35	106
422	Series 2006-3, Class A5, VAR, 0.349%, 06/25/36	359
121	Series 2006-BNC2, Class A5, VAR, 0.359%, 05/25/36	99
511	WaMu Asset-Backed Certificates WaMu Trust, Series 2007-HE2, Class 2A4, VAR, 0.559%, 04/25/37	251

	Total Asset-Backed Securities (Cost $12,804)	12,738

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — 2.4%
	Agency CMO — 0.0% (g)
293	Federal Home Loan Mortgage Corp. REMIC, Series 4057, Class SA, IF, IO, 5.852%, 04/15/39	43

	Non-Agency CMO — 2.4%
192	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 2.854%, 09/25/35	170
	Banc of America Funding Trust,
54	Series 2006-D, Class 5A2, VAR, 4.776%, 05/20/36	49
286	Series 2014-R7, Class 1A1, VAR, 0.341%, 05/26/36 (e)	259
91	Series 2014-R7, Class 2A1, VAR, 0.331%, 09/26/36 (e)	85
323	Series 2015-R1, Class A1, VAR, 0.389%, 05/26/37	298
100	BCAP LLC Trust, Series 2013-RR12, Class 2A7, VAR, 0.341%, 05/26/37 (e)	97
229	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 2.258%, 02/25/36	211
85	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 0.549%, 05/25/37	66
	Citigroup Mortgage Loan Trust,
141	Series 2013-11, Class 1A4, VAR, 0.361%, 10/25/46 (e)	133
137	Series 2014-10, Class 1A1, VAR, 0.326%, 11/25/36 (e)	122
197	Series 2014-10, Class 3A1, VAR, 0.390%, 07/25/36 (e)	181
229	Series 2014-10, Class 4A1, VAR, 0.360%, 02/25/37 (e)	207
132	Series 2014-10, Class 5A1, VAR, 0.341%, 06/25/36 (e)	121
133	Series 2014-11, Class 4A1, VAR, 0.291%, 07/25/36 (e)	119
479	Series 2014-12, Class 1A4, VAR, 0.316%, 08/25/36 (e)	432
88	Series 2014-12, Class 2A4, VAR, 4.387%, 02/25/37 (e)	87
316	CSMC, Series 2015-3R, Class 5A1, VAR, 0.341%, 09/29/36 (e)	303
	CSMC Trust,
130	Series 2011-12R, Class 3A1, VAR, 2.367%, 07/27/36 (e)	128
142	Series 2014-10R, Class 4A1, VAR, 0.357%, 12/27/36 (e)	135
97	Series 2014-11R, Class 8A1, VAR, 0.527%, 04/27/37 (e)	94
391	Series 2014-11R, Class 9A1, VAR, 0.327%, 10/27/36 (e)	370

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	23

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
64	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.699%, 02/25/35	60
439	Deutsche Mortgage Securities, Inc., Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, VAR, 4.278%, 06/27/37 (e)	439
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
750	Series 2014-DN1, Class M2, VAR, 2.399%, 02/25/24	755
500	Series 2014-DN2, Class M2, VAR, 1.849%, 04/25/24	496
250	Series 2014-DN3, Class M2, VAR, 2.599%, 08/25/24	252
500	Series 2014-DN3, Class M3, VAR, 4.199%, 08/25/24	485
160	Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2, VAR, 5.199%, 07/25/25	160
91	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.361%, 04/26/37 (e)	85
69	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	63
	HarborView Mortgage Loan Trust,
74	Series 2004-9, Class 2A, VAR, 2.498%, 12/19/34	61
191	Series 2006-9, Class 2A1A, VAR, 0.415%, 11/19/36	141
49	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.349%, 12/25/36	46
	LSTAR Securities Investment Trust,
359	Series 2014-1, Class NOTE, VAR, 3.287%, 09/01/21 (e)	360
230	Series 2014-2, Class A, VAR, 2.187%, 12/01/21 (e)	229
492	Series 2015-1, Class A, VAR, 2.199%, 01/01/20	490
489	Series 2015-2, Class A, VAR, 2.189%, 01/01/20 (e)	485
286	Series 2015-3, Class A, VAR, 2.197%, 03/01/20 (e)	284
284	Series 2015-4, Class A1, VAR, 2.189%, 04/01/20 (e)	280
292	Series 2015-6, Class A, VAR, 2.187%, 05/01/20 (e)	290
97	Series 2015-7, Class A, VAR, 2.189%, 07/01/20 (e)	96
144	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 0.361%, 12/26/36 (e)	129

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — continued
48	RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.369%, 12/25/46	47
59	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 0.321%, 09/26/36 (e)	56
	Residential Asset Securitization Trust,
165	Series 2006-A1, Class 1A6, VAR, 0.699%, 04/25/36	101
561	Series 2006-R1, Class A2, VAR, 0.599%, 01/25/46	286
83	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-7, Class 1A2, VAR, 0.649%, 09/25/35	66
120	Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 0.874%, 10/25/35	109

		10,018

	Total Collateralized Mortgage Obligations (Cost $10,089)	10,061

Commercial Mortgage-Backed Securities — 1.0%
	BAMLL Commercial Mortgage Securities Trust,
250	Series 2013-DSNY, Class F, VAR, 3.687%, 09/15/26 (e)	250
260	Series 2014-FL1, Class D, VAR, 4.198%, 12/15/31 (e)	255
420	Series 2014-FL1, Class E, VAR, 5.698%, 12/15/31 (e)	380
570	Series 2014-INLD, Class E, VAR, 3.528%, 12/15/29 (e)	560
140	Series 2015-ASHF, Class D, VAR, 3.188%, 01/15/28 (e)	139
150	Series 2015-ASHF, Class E, VAR, 4.188%, 01/15/28 (e)	149
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 3.687%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 4.687%, 11/15/31 (e)	184
210	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class E, VAR, 4.548%, 07/15/27 (e)	209
340	COMM Mortgage Trust, Series 2015-CR23, Class CMD, VAR, 3.807%, 05/10/48 (e)	325
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 3.838%, 08/15/31 (e)	159
110	Series 2014-FL5, Class KH2, VAR, 4.688%, 08/15/31 (e)	102

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	CSMC Trust,
560	Series 2015-DEAL, Class E, VAR, 4.198%, 04/15/29 (e)	554
240	Series 2015-SAND, Class E, VAR, 4.040%, 08/15/30 (e)	240
490	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class F, VAR, 3.918%, 11/15/29 (e)	485

	Total Commercial Mortgage-Backed Securities (Cost $4,044)	4,091

Convertible Bond — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
128	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/40 (e) (Cost $140)	136

Corporate Bonds — 4.5%
	Consumer Discretionary — 0.5%
	Auto Components — 0.0% (g)
31	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	32
124	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	126

		158

	Hotels, Restaurants & Leisure — 0.0% (g)
120	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	119
76	MGM Resorts International, 7.625%, 01/15/17	80

		199

	Internet & Catalog Retail — 0.0% (g)
50	Acosta, Inc., 7.750%, 10/01/22 (e)	50

	Leisure Products — 0.0% (g)
15	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	15

	Media — 0.5%
295	AMC Networks, Inc., 7.750%, 07/15/21	315
301	Cablevision Systems Corp., 7.750%, 04/15/18	324
220	CCO Safari II LLC, 4.908%, 07/23/25 (e)	218
144	Cinemark USA, Inc., 7.375%, 06/15/21	152
70	CSC Holdings LLC, 7.875%, 02/15/18	77
254	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	273
61	Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (e)	61
60	MPL 2 Acquisition Canco, Inc., (Canada), 9.875%, 08/15/18 (e)	63
437	Univision Communications, Inc., 8.500%, 05/15/21 (e)	456

		1,939

	Total Consumer Discretionary	2,361

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
154	Rite Aid Corp., 6.125%, 04/01/23 (e)	158

	Food Products — 0.1%
174	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	179
210	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	196

		375

	Household Products — 0.0% (g)
140	HRG Group, Inc., 7.875%, 07/15/19	147

	Total Consumer Staples	680

	Energy — 1.5%
	Energy Equipment & Services — 0.0% (g)
182	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	184

	Oil, Gas & Consumable Fuels — 1.5%
60	Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	32
296	Bill Barrett Corp., 7.000%, 10/15/22	207
	Bonanza Creek Energy, Inc.,
134	5.750%, 02/01/23	91
321	6.750%, 04/15/21	238
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
175	7.875%, 04/15/22	74
162	8.625%, 10/15/20	87
	Carrizo Oil & Gas, Inc.,
60	6.250%, 04/15/23	54
211	7.500%, 09/15/20	199
	Chaparral Energy, Inc.,
318	7.625%, 11/15/22	137
70	8.250%, 09/01/21	32
189	9.875%, 10/01/20	97
	Comstock Resources, Inc.,
165	7.750%, 04/01/19	51
100	9.500%, 06/15/20	33
255	CrownRock LP/CrownRock Finance, Inc., 7.125%, 04/15/21 (e)	249
108	Diamondback Energy, Inc., 7.625%, 10/01/21	113
	Endeavor Energy Resources LP/EER Finance, Inc.,
345	7.000%, 08/15/21 (e)	322
45	8.125%, 09/15/23 (e)	44
	EP Energy LLC/Everest Acquisition Finance, Inc.,
119	7.750%, 09/01/22	110
218	9.375%, 05/01/20	211

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
233	EXCO Resources, Inc., 7.500%, 09/15/18	83
59	Gulfport Energy Corp., 6.625%, 05/01/23 (e)	55
	Halcon Resources Corp.,
166	8.625%, 02/01/20 (e)	146
262	8.875%, 05/15/21	86
160	9.750%, 07/15/20	58
48	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	49
242	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	206
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	43
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	40
27	3.050%, 12/01/19	26
138	7.000%, 06/15/17	148
	Laredo Petroleum, Inc.,
70	5.625%, 01/15/22	63
28	6.250%, 03/15/23	25
207	7.375%, 05/01/22	202
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
156	6.625%, 12/01/21	109
197	8.000%, 12/01/20	150
18	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20	7
60	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	56
145	Matador Resources Co., 6.875%, 04/15/23 (e)	140
	MEG Energy Corp., (Canada),
145	6.375%, 01/30/23 (e)	117
74	6.500%, 03/15/21 (e)	62
156	7.000%, 03/31/24 (e)	127
	Memorial Production Partners LP/Memorial Production Finance Corp.,
98	6.875%, 08/01/22	61
213	7.625%, 05/01/21	143
18	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	17
	Northern Oil and Gas, Inc.,
274	8.000%, 06/01/20	208
102	Oasis Petroleum, Inc., 6.500%, 11/01/21	82
306	Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22 (e)	300
15	Penn Virginia Corp., 7.250%, 04/15/19	4
69	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/23	64

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — continued
52	RSP Permian, Inc., 6.625%, 10/01/22 (e)	51
684	Samson Resources Co., 9.750%, 02/15/20 (d)	2
234	Sanchez Energy Corp., 6.125%, 01/15/23	175
141	SandRidge Energy, Inc., 8.750%, 06/01/20 (e)	96
400	Seven Generations Energy Ltd., (Canada), 8.250%, 05/15/20 (e)	398
	SM Energy Co.,
51	5.000%, 01/15/24	44
73	6.500%, 01/01/23	70
50	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (e)	33
60	Williams Cos., Inc. (The), 7.875%, 09/01/21	66
	WPX Energy, Inc.,
15	5.250%, 09/15/24	12
74	6.000%, 01/15/22	63

		6,268

	Total Energy	6,452

	Financials — 0.4%
	Banks — 0.0% (g)
73	CIT Group, Inc., 5.000%, 05/15/17	75

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
96	2.750%, 01/30/17	96
150	3.250%, 09/29/17	150
130	3.750%, 11/18/19	130
31	4.125%, 02/13/22	30
98	4.625%, 05/19/22	98
130	4.750%, 09/10/18	134
40	5.500%, 02/15/17	41
253	6.250%, 12/01/17	270
150	8.000%, 11/01/31	178
100	Springleaf Finance Corp., 6.500%, 09/15/17	105

		1,232

	Diversified Financial Services — 0.1%
163	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	163

	Real Estate Investment Trusts (REITs) — 0.0% (g)
68	iStar, Inc., 3.875%, 07/01/16	68

	Total Financials	1,538

	Health Care — 0.3%
	Health Care Providers & Services — 0.2%
304	MedImpact Holdings, Inc., 10.500%, 02/01/18 (e)	319

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
139	Omnicare, Inc., 5.000%, 12/01/24	149
	Tenet Healthcare Corp.,
71	6.750%, 06/15/23	73
73	8.125%, 04/01/22	81
71	VAR, 3.786%, 06/15/20 (e)	71
71	WellCare Health Plans, Inc., 5.750%, 11/15/20	75

		768

	Pharmaceuticals — 0.1%
251	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	259
	Valeant Pharmaceuticals International, Inc., (Canada),
76	5.875%, 05/15/23 (e)	78
299	7.500%, 07/15/21 (e)	321

		658

	Total Health Care	1,426

	Industrials — 0.2%
	Airlines — 0.0% (g)
130	Allegiant Travel Co., 5.500%, 07/15/19	132

	Commercial Services & Supplies — 0.0% (g)
110	Mobile Mini, Inc., 7.875%, 12/01/20	115

	Electrical Equipment — 0.0% (g)
186	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.625%, 06/01/21 (e)	181

	Industrial Conglomerates — 0.1%
178	CTP Transportation Products LLC/CTP Finance, Inc., 8.250%, 12/15/19 (e)	189

	Professional Services — 0.0% (g)
142	CEB, Inc., 5.625%, 06/15/23 (e)	142

	Road & Rail — 0.0% (g)
112	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	102

	Trading Companies & Distributors — 0.1%
	HD Supply, Inc.,
45	11.000%, 04/15/20	50
121	11.500%, 07/15/20	138
36	Univar USA, Inc., 6.750%, 07/15/23 (e)	36

		224

	Total Industrials	1,085

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
56	CommScope, Inc., 4.375%, 06/15/20 (e)	56

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	IT Services — 0.3%
	First Data Corp.,
15	5.375%, 08/15/23 (e)	15
81	11.250%, 01/15/21	90
366	11.750%, 08/15/21	412
476	12.625%, 01/15/21	547

		1,064

	Semiconductors & Semiconductor Equipment — 0.0% (g)
86	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	90

	Software — 0.1%
210	Interface Security Systems Holdings, Inc./Interface Security Systems LLC, 9.250%, 01/15/18	213

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
350	3.850%, 05/04/43	319
1,920	VAR, 0.601%, 05/06/19	1,918

		2,237

	Total Information Technology	3,660

	Materials — 0.1%
	Chemicals — 0.0% (g)
111	Chemours Co. (The), 6.625%, 05/15/23 (e)	96
24	Huntsman International LLC, 8.625%, 03/15/21	25

		121

	Containers & Packaging — 0.1%
146	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	145
99	Pactiv LLC, 8.375%, 04/15/27	97

		242

	Total Materials	363

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
65	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/23 (e)	65
42	Frontier Communications Corp., 8.250%, 04/15/17	45
233	GCI, Inc., 6.750%, 06/01/21	240
	Level 3 Financing, Inc.,
149	5.125%, 05/01/23 (e)	145
149	5.375%, 05/01/25 (e)	144
89	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	98

		737

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	27

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.2%
505	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	562
	T-Mobile USA, Inc.,
120	6.375%, 03/01/25	123
146	6.464%, 04/28/19	150

		835

	Total Telecommunication Services	1,572

	Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
179	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	173

	Total Corporate Bonds (Cost $20,818)	19,310

Daily Demand Notes — 8.6%
	Arizona — 0.6%
2,620	The Industrial Development Authority of The City of Phoenix, Health Care Facilities, Mayo Clinic, Series 2014B, Rev., VRDO, 0.010%, 09/01/15	2,620

	California — 0.3%
700	City of Irvine, Assessment District No. 00-18, Limited Obligation Improvement Bonds, Series A, GO, VRDO, LOC: State Street Bank & Trust, 0.010%, 09/01/15	700
600	State of California, Kindergarten, Series A-1, GO, VRDO, LOC: Citibank N.A., 0.010%, 09/01/15	600

	Total California	1,300

	Delaware — 0.4%
	University of Delaware,
1,200	Rev., VRDO, 0.010%, 09/01/15	1,200
400	Series B, Rev., VRDO, 0.010%, 09/01/15	400

	Total Delaware	1,600

	Florida — 0.4%
1,600	JEA, Electric System, Subseries D, Rev., VRDO, 0.010%, 09/01/15	1,600

	Indiana — 0.5%
2,000	Indiana State Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/01/15	2,000

	Louisiana — 0.1%
450	Industrial Development Board of the Parish of East Baton Rouge, Louisiana, Inc., ExxonMobil Project, Gulf Opportunity Zone, Rev., VRDO, 0.010%, 09/01/15	450

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Massachusetts — 0.4%
1,800	Massachusetts State Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.010%, 09/01/15	1,800

	Michigan — 0.1%
550	University of Michigan, Series D-1, Rev., VRDO, 0.010%, 09/01/15	550

	Mississippi — 0.2%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
220	Series I, Rev., VRDO, 0.010%, 09/01/15	220
825	Series L, Rev., VRDO, 0.010%, 09/01/15	825

	Total Mississippi	1,045

	Missouri — 0.6%
800	Missouri State Health & Educational Facilities Authority, Saint Louis University, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/01/15	800
1,690	Missouri State Health & Educational Facilities Authority, Washington University, Series D, Rev., VRDO, 0.010%, 09/01/15	1,690

	Total Missouri	2,490

	New York — 1.9%
350	City of New York, Fiscal Year 2013, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.010%, 09/01/15	350
170	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006, Series B, Class B, Rev., VRDO, 0.010%, 09/01/15	170
2,800	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.010%, 09/01/15	2,800
3,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Subseries A-6, Rev., VRDO, 0.010%, 09/01/15	3,500
350	New York City, Fiscal Year 2012, Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.010%, 09/01/15	350
1,000	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, LOC: PNC Bank N.A., 0.010%, 09/01/15	1,000

	Total New York	8,170

	North Carolina — 0.6%
2,500	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.010%, 09/01/15	2,500

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Daily Demand Notes — continued
		Ohio — 0.4%
	800	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.010%, 09/01/15	800
	1,000	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group, Series B-3, Rev., VRDO, LIQ: U.S. Bank N.A., 0.010%, 09/01/15	1,000

		Total Ohio	1,800

		Pennsylvania — 0.1%
	600	Geisinger Authority, Health System, Series B, Rev., VRDO, 0.010%, 09/01/15	600

		South Carolina — 0.7%
	2,850	South Carolina Higher Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.010%, 09/01/15	2,850

		Virginia — 0.2%
	700	Peninsula Ports Authority, Dominion Term Association Project, Series D, Rev., VRDO, LOC: U.S. Bank N.A., 0.010%, 09/01/15	700

		Washington — 0.9%
	3,900	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, AGM, LOC: Barclays Bank plc, 0.010%, 09/01/15	3,900

		Wyoming — 0.2%
	1,000	Lincoln County, Pollution Control, Exxonmobile Project, Series 2014, Rev., VRDO, 0.010%, 09/01/15	1,000

		Total Daily Demand Notes (Cost $36,975)	36,975

	Insurance-Linked Securities — 2.3%
		Catastrophe Bonds — 2.1%
	250	Acorn Re Ltd., (Bermuda), VAR, 3.663%, 07/17/18 (e)	251
	250	Alamo Re Ltd., (Bermuda), VAR, 4.636%, 06/07/19 (e)	252
	250	Armor Re Ltd., (Bermuda), VAR, 4.116%, 12/15/16 (e)	249
	250	Caelus Re Ltd., (Cayman Islands), VAR, 5.286%, 03/07/16 (e)	250
EUR	500	Calypso Capital II Ltd., (Ireland), VAR, 3.710%, 01/08/18 (e)	569
	250	East Lane Re VI Ltd., (Cayman Islands), VAR, 3.786%, 03/13/20 (e)	250
		Everglades Re Ltd., (Bermuda),
	750	VAR, 7.486%, 04/28/17 (e)	766
	400	VAR, 9.516%, 03/28/16 (e)	404

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Catastrophe Bonds — continued
EUR	500	Green Fields II Capital Ltd., (Ireland), VAR, 2.750%, 01/09/17 (e)	565
	250	Ibis Re II Ltd., (Cayman Islands), VAR, 4.036%, 06/28/16 (e)	252
		Kilimanjaro Re Ltd., (Bermuda),
	500	VAR, 4.536%, 04/30/18 (e)	490
	500	VAR, 4.786%, 04/30/18 (e)	492
	250	Longpoint Re Ltd. III, (Cayman Islands), VAR, 4.236%, 05/18/16 (e)	253
	500	MetroCat Re Ltd., (Bermuda), VAR, 4.536%, 08/05/16 (e)	507
	250	Nakama Re Ltd., (Bermuda), VAR, 2.786%, 09/29/16 (e)	251
	840	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.936%, 12/06/15 (e)	831
		Residential Reinsurance 2012 Ltd., (Cayman Islands),
	250	VAR, 4.536%, 12/06/16 (e)	252
	500	VAR, 8.036%, 06/06/16 (e)	522
	250	Residential Reinsurance 2014 Ltd., (Cayman Islands), VAR, 3.536%, 06/06/18 (e)	252
		Sanders Re Ltd., (Bermuda),
	500	VAR, 3.036%, 05/25/18 (e)	490
	500	VAR, 3.536%, 05/05/17 (e)	495

			8,643

		Preferred Shares — 0.2%
	1 Unit	AlphaCat 2015 Ltd., Class A Shares	942

		Total Insurance-Linked Securities (Cost $9,709)	9,585

	Monthly Demand Notes — 1.2%
		California — 0.8%
	1,000	Contra Costa Transportation Authority, Limited Tax, Series A, Rev., VAR, 0.502%, 10/01/15	1,000
	2,500	State of California, Series D, GO, VAR, 0.839%, 10/01/15	2,526

		Total California	3,526

		New York — 0.3%
	1,000	Metropolitan Transportation Authority, Transportation, Subseries 2002D-2A, Rev., VAR, AGM, 0.606%, 10/01/15	1,000

		Vermont — 0.1%
	559	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.834%, 10/01/15	559

		Total Monthly Demand Notes (Cost $5,059)	5,085

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	29

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — 58.5% (t)
	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	282
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.000%, 04/01/19	113

		395

	Housing — 0.1%
290	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	304

	Total Alaska	699

	Arizona — 0.3%
	Other Revenue — 0.1%
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	413

	Transportation — 0.1%
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	531

	Utility — 0.1%
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	123

	Total Arizona	1,067

	Arkansas — 0.3%
	Utility — 0.3%
1,055	County of Benton, Regional Public Water Authority, Rev., 4.000%, 10/01/31	1,106

	California — 5.0%
	Certificate of Participation/Lease — 0.0% (g)
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	142

	General Obligation — 0.2%
840	Campbell Union High School District, GO, 3.000%, 08/01/30	846
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.000%, 07/01/17	11

		857

	Hospital — 0.1%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	472

	Other Revenue — 3.0%
750	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/16	773

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — continued
900	California Health Facilities Financing Authority, Catholic Healthcare West, Auction Rate Securities, Series G, Rev., VAR, AMBAC, 0.207%, 09/01/15	846
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.120%, 09/03/15	1,001
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 0.970%, 09/03/15	1,003
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
2,600	Series A, Rev., 5.000%, 06/01/40	2,877
5,225	Series A, Rev., 5.000%, 06/01/45	5,736
100	Series A-1, Rev., 4.500%, 06/01/17	106
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	255

		12,597

	Prerefunded — 1.1%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
3,000	Series B, Rev., VAR, 1.500%, 04/02/18 (p)	3,028
405	Series F, Rev., 5.000%, 04/01/16 (p)	416
150	Series F-1, Rev., 5.250%, 04/01/19 (p)	173
100	City of Palm Springs, Subseries B, Rev., Zero Coupon, 04/15/21 (p)	91
200	Irvine Unified School District, Financing Authority, Series A, Rev., AMBAC, 5.000%, 09/01/15 (p)	200
105	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 4.750%, 07/01/16 (p)	109
	University of California,
100	Series L, Rev., 5.000%, 05/15/16 (p)	104
210	Series Q, Rev., 5.000%, 05/15/17 (p)	228
200	Series Q, Rev., 5.250%, 05/15/17 (p)	218
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	109

		4,676

	Special Tax — 0.1%
250	Chula Vista Municipal Financing Authority, Rev., 5.000%, 09/01/15	250

	Transportation — 0.5%
2,000	City of Los Angeles, Department of Airports, Los Angeles International Airport, Subseries C, Rev., 5.000%, 05/15/38	2,271

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility — 0.0% (g)
20	California State Department of Water Resources, Power Supply, Series H, Rev., AGM, 5.000%, 05/01/17	21

	Total California	21,286

	Colorado — 0.3%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	336

	Hospital — 0.1%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	548

	Other Revenue — 0.0% (g)
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16	135

	Transportation — 0.1%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16	263

	Total Colorado	1,282

	Connecticut — 0.8%
	Education — 0.6%
575	Connecticut State Health & Educational Facility Authority, Connecticut State University System, Series H, Rev., AGM, 5.000%, 11/01/15	580
945	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 4.000%, 11/15/18	1,008
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16	767

		2,355

	General Obligation — 0.0% (g)
60	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16	61
80	Town of Cheshire, GO, 4.000%, 08/01/19	89

		150

	Housing — 0.2%
875	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, Rev., 4.000%, 11/15/32	936

	Prerefunded — 0.0% (g)
50	City of New Haven, Series A, GO, AGC, 5.000%, 03/01/16 (p)	51

	Total Connecticut	3,492

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Delaware — 0.3%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	108
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	112

		220

	Housing — 0.2%
905	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	956

	Total Delaware	1,176

	District of Columbia — 0.8%
	Hospital — 0.6%
2,500	District of Columbia, Children’s Hospital, Rev., 4.000%, 07/15/40 (w)	2,434

	Other Revenue — 0.1%
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	183
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	245
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	230

		658

	Transportation — 0.1%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	206
150	Series C, Rev., 5.000%, 10/01/19	172

		378

	Total District of Columbia	3,470

	Florida — 3.6%
	Certificate of Participation/Lease — 0.0% (g)
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	131

	Education — 0.0% (g)
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	139

	General Obligation — 0.1%
100	Florida State Board of Education, Public Education Capital Outlay, Series C, GO, 5.000%, 06/01/17	108
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	168

		276

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	31

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 1.3%
70	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	74
	Florida Housing Finance Corp., Homeowner Mortgage,
345	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	351
915	Series C, Rev., GNMA/FNMA/FHLMC/COLL, 4.000%, 07/01/35	980
350	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	371
1,000	Florida Housing Finance Corp., Multifamily Housing, Crossings at Indian Run Apartments, Series G, Rev., 0.550%, 06/01/16	1,000
1,225	Florida Housing Finance Corp., Multifamily Housing, Ridge Club Apartments, Series B, Rev., 0.400%, 12/01/15	1,225
325	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC/COLL, 4.500%, 01/01/30	351
1,000	Miami-Dade County Housing Finance Authority, Multifamily Housing, Golfside Villas Apartments Project, Rev., 0.550%, 05/01/16	1,000

		5,352

	Other Revenue — 1.3%
50	City of Jacksonville, Capital Improvement, Rev., 4.000%, 10/01/16	52
1,120	City of Tallahassee, Memorial Healthcare, Inc. Project, Series A, Rev., 4.000%, 12/01/35	1,082
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.149%, 09/03/15	926
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	311
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	527
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	525
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	786
555	Orange County Health Facilities Authority, Orlando Health, Inc., Rev., 5.000%, 10/01/15	557
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	508
160	Polk County School District, Sales Tax, Rev., AGM, 5.000%, 10/01/15	161

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — continued
265	Sumter County IDA, Central Florida Health Alliance Projects, Series A, Rev., 4.000%, 07/01/16	272

		5,707

	Prerefunded — 0.2%
835	Highlands County Health Facilities Authority, Series B, Rev., 5.000%, 11/16/15 (p)	843

	Transportation — 0.3%
100	Florida State Turnpike Authority, Department of Transportation, Series A, Rev., NATL-RE, 5.000%, 07/01/22	105
1,000	Miami-Dade County, Seaport, Series C, Rev., 3.000%, 10/01/15	1,002

		1,107

	Utility — 0.3%
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17	798
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	573

		1,371

	Water & Sewer — 0.1%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	590

	Total Florida	15,516

	Georgia — 1.3%
	General Obligation — 0.3%
250	Dougherty County, School District, Sales Tax, GO, 4.000%, 12/01/16	261
150	Forsyth County, Series A, GO, 4.000%, 03/01/16	153
100	Paulding County School District, GO, 5.000%, 02/01/17	106
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	171
150	Series G, GO, 5.000%, 12/01/17	165
360	Series I, GO, 5.000%, 11/01/21	430

		1,286

	Housing — 0.3%
	Georgia Housing & Finance Authority, Non Single Family,
490	Series B, Rev., 4.000%, 12/01/29	519
490	Subseries A-1, Rev., 4.000%, 06/01/44	525
50	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	54

		1,098

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue 0.5%
2,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.300%, 09/03/15	1,992
	Prerefunded — 0.0% (g)
100	State of Georgia, Series G, GO, 5.000%, 12/01/17 (p)	110

	Utility — 0.1%
400	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/16	408

	Water & Sewer — 0.1%
200	Cherokee County Water & Sewerage Authority, Series 2006, Rev., AGM, 4.000%, 08/01/17	213
50	Cobb County-Marietta Water Authority, Rev., 5.000%, 11/01/15	50

		263

	Total Georgia	5,157

	Guam — 0.3%
	Special Tax — 0.3%
1,000	Government of Guam, Business Privilege Tax, Series D, Rev., 5.000%, 11/15/39 (w)	1,084

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, 5.000%, 08/01/17	403

	Illinois — 3.2%
	General Obligation — 1.0%
235	City of Chicago, Series 2006A, GO, AGM, 4.750%, 01/01/30	235
	City of Chicago, Board of Education,
60	Series B, GO, AGM, 5.000%, 12/01/15	60
350	Series D, GO, 3.500%, 12/01/15	349
	County of Cook,
1,980	Series A, GO, 5.000%, 11/15/15	1,995
1,000	Series A, GO, 5.000%, 11/15/17	1,062
500	County of Cook, Community College District No. 508, City Colleges of Chicago, Unlimited Tax, GO, 4.000%, 12/01/15	505

		4,206

	Housing — 0.6%
165	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	174
2,175	Illinois Housing Development Authority, Homeowner Mortgage, Subseries A-2, Rev., 4.000%, 02/01/35	2,303

		2,477

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Other Revenue — 1.4%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	526
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	550
1,490	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 05/08/17	1,494
2,650	Illinois Finance Authority, Rush University Medical Center Obligated group, Series A, Rev., 5.000%, 11/15/38	2,895
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	327
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	230
250	Railsplitter Tobacco Settlement Authority, Tobacco Settlement, Rev., 5.000%, 06/01/18	274

		6,296

	Special Tax — 0.1%
255	Chicago Board of Education, Series A, Rev., AMBAC, Zero Coupon, 12/01/15	253
170	City of Chicago, Board of Education, Series 1999A, Rev., NATL-RE, Zero Coupon, 12/01/15	169

		422

	Transportation — 0.1%
350	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	368

	Total Illinois	13,769

	Indiana — 3.2%
	Education — 0.1%
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	104
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	112
300	Westfield Washington Multi-School Building Corp., Rev., AGM, 4.000%, 01/15/16	304

		520

	General Obligation — 0.4%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, GO, VAR, 1.750%, 06/01/18	1,869

	Hospital — 0.1%
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	357

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	33

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — 0.2%
270	Indiana Housing & Community Development Authority, Home First Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	285
315	Indiana Housing & Community Development Authority, Home First Program, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	335

		620

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
800	Indiana Development Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 4.700%, 10/01/15	803

	Other Revenue — 2.2%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	263
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, 0.770%, 09/03/15	2,964
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.850%, 10/01/19	2,508
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	574
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	862
1,800	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,841
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	332
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	114

		9,458

	Total Indiana	13,627

	Iowa — 0.1%
	Housing — 0.1%
310	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC/COLL, 4.500%, 07/01/28	336
260	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/29	277

	Total Iowa	613

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Kansas — 0.4%
	Housing — 0.1%
245	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	255

	Other Revenue — 0.1%
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	496

	Prerefunded — 0.1%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	277
300	Counties of Reno & Labette, Single Family Mortgage Revenue, Series A, Rev., FGIC, Zero Coupon, 12/01/15 (p)	300

		577

	Transportation — 0.1%
25	Kansas Development Finance Authority, Transportation Revolving Fund, Series TR, Rev., 2.500%, 10/01/15	25
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	236

		261

	Total Kansas	1,589

	Kentucky — 0.7%
	Education — 0.0% (g)
50	Owensboro Independent School District Finance Corp., School Building, Rev., PSF-GTD, 3.500%, 09/01/15	50

	Housing — 0.0% (g)
155	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	163

	Other Revenue — 0.1%
300	City of Russell, Bon Secours Health System, Inc., Rev., 4.000%, 11/01/15	302

	Utility — 0.6%
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,553

	Total Kentucky	3,068

	Louisiana — 2.2%
	General Obligation — 0.1%
500	City of New Orleans, Sewerage Service, GO, 5.000%, 06/01/18	550

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — 0.6%
2,315	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries of Our Lady Health System Project, Series A, Rev., 4.000%, 07/01/39	2,311

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
500	Louisiana Public Facilities Authority, Entergy Gulf States, Series B, Rev., 2.875%, 11/01/15	502

	Other Revenue — 1.2%
200	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC project, Series B-2A, Rev., VAR, 2.125%, 10/01/15	200
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,016
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
1,000	Rev., 4.250%, 05/15/40	984
1,350	Rev., 5.000%, 05/15/47	1,439
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	116
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,061

		4,816

	Transportation — 0.2%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	989

	Total Louisiana	9,168

	Maine — 0.8%
	Housing — 0.7%
	Maine State Housing Authority,
1,990	Series A-1, Rev., AMT, 4.500%, 11/15/28	2,100
725	Series B, Rev., 4.000%, 11/15/43	774

		2,874

	Other Revenue — 0.1%
540	Maine Health & Higher Educational Facilities Authority, Rev., 4.000%, 07/01/44	535
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	112

		647

	Total Maine	3,521

	Maryland — 0.3%
	General Obligation — 0.0% (g)
100	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	109

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Housing — 0.1%
575	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	611

	Transportation — 0.2%
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	107
540	Rev., GRAN, 5.250%, 03/01/19	616

		723

	Total Maryland	1,443

	Massachusetts — 1.8%
	Education — 0.3%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	822
500	Series J, Rev., AMT, 5.000%, 07/01/18	545

		1,367

	General Obligation — 0.1%
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	344
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	121

		465

	Housing — 1.0%
	Massachusetts Housing Finance Agency, Single Family Housing,
955	Series 167, Rev., 4.000%, 12/01/43	1,022
1,945	Series 169, Rev., 4.000%, 12/01/44	2,099
1,000	Series 177, Rev., AMT, 4.000%, 06/01/39	1,069

		4,190

	Prerefunded — 0.4%
	Commonwealth of Massachusetts,
95	Series C, GO, 5.000%, 09/01/15 (p)	95
510	Commonwealth of Massachusetts, Consolidate Loan of 2007, Series C, GO, AMBAC, 5.000%, 08/01/37 (p)	552
265	Commonwealth of Massachusetts, Consolidate Loan of 2008, Series A, GO, 5.000%, 08/01/27 (p)	296
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	764

		1,707

	Total Massachusetts	7,729

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	35

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Michigan — 2.7%
	Education — 0.3%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., 5.000%, 11/01/17	1,072

	General Obligation — 0.7%
525	Counties of Washtenaw & Wayne, School District, GO, AGM, Q-SBLF, 5.000%, 05/01/16	527
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	617
650	GO, 5.000%, 05/01/19	731
930	GO, 5.000%, 05/01/20	1,066

		2,941

	Hospital — 0.4%
1,850	Michigan Finance Authority Hospital, Oakwood Obligated Group, Rev., 3.000%, 11/01/15	1,858

	Housing — 0.7%
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	443
340	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	362
2,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A, Rev., 4.000%, 06/01/46 (w)	2,158

		2,963

	Other Revenue — 0.3%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,049
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	224

		1,273

	Transportation — 0.3%
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,269

	Total Michigan	11,376

	Minnesota — 2.3%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	323

	General Obligation — 0.0% (g)
100	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/18	112
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	163

		275

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Housing — 1.7%
285	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC/COLL, 4.500%, 06/01/35	302
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
270	Series A, Rev., GNMA/COLL, 4.500%, 12/01/26	285
103	Series A-1, Rev., GNMA/FHLMC/COLL, 5.250%, 12/01/40	103
205	Series A-2, Rev., GNMA/FHLMC/COLL, 5.520%, 03/01/41	217
285	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program, Series E, Rev., GNMA/FNMA/FHLMC/COLL, 4.000%, 01/01/35	301
135	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series D, Rev., GNMA/FNMA/FHLMC/COLL, 4.500%, 07/01/34	143
150	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/31	159
	Minnesota Housing Finance Agency, Residential Housing Finance,
565	Series A, Rev., 4.000%, 07/01/38	606
2,000	Series A, Rev., GNMA/FNMA/FHLMC/COLL, 4.000%, 01/01/41	2,150
855	Series B, Rev., 4.000%, 01/01/38	918
1,415	Series C, Rev., GNMA/FNMA/FHLMC/COLL, 4.000%, 01/01/45	1,525
430	Series D, Rev., GNMA/FNMA/FHLMC/COLL, 4.000%, 07/01/40	452

		7,161

	Other Revenue — 0.5%
2,000	Minnesota Housing Finance Agency, Multifamily Housing, Minneapolis Preservation Portfolio Project, Rev., VAR, 0.550%, 08/01/16	2,001

	Total Minnesota	9,760

	Mississippi — 0.2%
	General Obligation — 0.0% (g)
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	180

	Other Revenue — 0.2%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	619

	Total Mississippi	799

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Missouri — 2.3%
	Education — 0.2%
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	372
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	766

		1,138

	Housing — 0.5%
80	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC/COLL, 4.625%, 05/01/28	84
1,000	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B-2, Rev., GNMA/FNMA/FHLMC/COLL, 4.000%, 11/01/45	1,082
755	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 4.000%, 11/01/41	812
135	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/COLL, 4.250%, 11/01/30	145

		2,123

	Other Revenue — 1.3%
20	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/17	21
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
250	Series A, Rev., 5.000%, 01/01/16	254
225	Series B, Rev., 5.000%, 07/01/25	262
	Missouri State Health & Educational Facilities Authority, CoxHealth,
2,500	Series A, Rev., 5.000%, 11/15/35	2,776
2,000	Series A, Rev., 5.000%, 11/15/39	2,203

		5,516

	Prerefunded — 0.3%
5	City of Kansas, Municipal Assistance Corp., Series A, Rev., NATL-RE, 5.000%, 04/15/16 (p)	5
1,000	Missouri Highways & Transportation Commission, First Lien State Road, Series B, Rev., 5.000%, 05/01/16 (p)	1,032

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — continued
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/16 (p)	103

		1,140

	Total Missouri	9,917

	Montana — 0.3%
	Housing — 0.3%
685	Montana Board of Housing, Single Family Home Ownership, Series B2, Rev., AMT, 5.000%, 12/01/27	724
340	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	355

	Total Montana	1,079

	Nebraska — 0.4%
	Utility — 0.4%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16	830
650	Central Plains Energy Project, Project No.3, Rev., 5.000%, 09/01/15	650
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	330

	Total Nebraska	1,810

	Nevada — 0.1%
	General Obligation — 0.1%
100	Clark County School District, Series A, GO, 5.000%, 06/15/20	111

	Prerefunded — 0.0% (g)
50	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	51
35	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.000%, 01/01/16 (p)	35

		86

	Total Nevada	197

	New Hampshire — 0.4%
	Housing — 0.1%
430	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	443
130	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	138

		581

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	37

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,028

	Total New Hampshire	1,609

	New Jersey — 3.1%
	Education — 1.2%
300	New Jersey Economic Development Authority, School Facilities Construction, Series K, Rev., NATL-RE, 5.250%, 12/15/15	304
2,000	New Jersey EDA, School Facilities Construction, Series XX, Rev., 4.250%, 06/15/26	1,958
500	New Jersey Educational Facilities Authority, Higher Education Capital Improvement, Series C, Rev., 4.000%, 09/01/15	500
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1, Rev., 5.000%, 12/01/15	506
505	Series 1A, Rev., 4.000%, 12/01/15	509
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,011
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	538

		5,326

	General Obligation — 0.2%
300	Middlesex County, Township of Monroe, GO, 3.000%, 02/01/16	304
180	Township of Maplewood, GO, 4.000%, 10/01/16	187
205	Township of Montville, GO, 4.000%, 08/15/20	229

		720

	Housing — 0.4%
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16	998
605	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	621

		1,619

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	115
300	New Jersey Building Authority, Series B, Rev., NATL-RE, 5.250%, 12/15/15	304

		419

	Transportation — 1.2%
1,500	New Jersey Transit Corp., Series A, Rev., 5.000%, 09/15/18	1,647

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Transportation — continued
140	New Jersey Transportation Trust Fund Authority, Series B, Rev., NATL-RE, 5.500%, 12/15/15	142
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	107
2,620	Series A, Rev., AMBAC, 5.500%, 12/15/15	2,656
300	Series B-1, Rev., 3.500%, 12/15/16	309
100	Series B-2, Rev., XLCA, 5.000%, 12/15/16	105

		4,966

	Total New Jersey	13,050

	New Mexico — 0.2%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
540	Series A, Rev., GNMA/FNMA/FHLMC/COLL, 4.250%, 03/01/43	577
105	Series A, Rev., GNMA/FNMA/FHLMC/COLL, 5.000%, 09/01/30	111
55	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series B-3, Class I, Rev., AMT, GNMA/FNMA/COLL, 4.200%, 07/01/28	56

		744

	Other Revenue — 0.0% (g)
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	114

	Transportation — 0.0% (g)
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	115

	Total New Mexico	973

	New York — 2.4%
	Education — 0.1%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17	322
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	162

		484

	General Obligation — 0.5%
800	Hilton Central School District, GO, 4.000%, 06/15/16	824

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
	New York City,
155	Series B, GO, 5.000%, 08/01/16	162
100	Series E-1, GO, 5.250%, 10/15/17	109
1,000	Series J-7, GO, VAR, 0.490%, 09/03/15	999
100	Town of Oyster Bay, Public Improvement, Series A, GO, 4.000%, 03/15/16	102

		2,196

	Housing — 0.9%
100	New York City Housing Development Corp., Multi-Family Housing, Series E, Rev., 2.600%, 11/01/15	100
1,815	New York Mortgage Agency, Homeowner Mortgage, Series 186, Rev., 1.700%, 10/01/18	1,825
1,880	State of New York, Mortgage Agency, Homeowner Mortgage, Series 191, Rev., AMT, 3.500%, 10/01/34	1,967

		3,892

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,029

	Other Revenue — 0.3%
925	Metropolitan Transportation Authority, Series B-1, Auction Rate Securities, Rev., VAR, AGM, 0.406%, 09/03/15	900
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	201
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, FGIC, 5.000%, 01/15/18	106

		1.207

	Prerefunded — 0.3%
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/18 (p)	781
135	New York City, Unrefunded Balance, Series C, GO, AGM, 5.000%, 08/01/16 (p)	135
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	117

		1,033

	Special Tax — 0.0% (g)
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	110

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Transportation — 0.0% (g)
50	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.250%, 11/15/15	50

	Water & Sewer — 0.1%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	258

	Total New York	10,259

	North Carolina — 0.3%
	General Obligation — 0.1%
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	198
200	New Hanover County, GO, 5.000%, 12/01/20	236

		434

	Housing — 0.2%
	North Carolina Housing Finance Agency, Home Ownership,
410	Series 1, Rev., 4.500%, 07/01/28	428
220	Series 2, Rev., 4.250%, 01/01/28	229
15	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	15

		672

	Total North Carolina	1,106

	North Dakota — 0.5%
	Housing — 0.5%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
555	Series A, Rev., 3.750%, 07/01/42	583
685	Series A, Rev., 4.000%, 07/01/34	734
415	Series B, Rev., 4.500%, 01/01/28	440
145	Series B, Rev., 5.000%, 07/01/28	154
325	Series D, Rev., 4.250%, 07/01/28	348

	Total North Dakota	2,259

	Ohio — 1.9%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	222

	General Obligation — 0.1%
100	Counties of Clark & Miami, Tecumseh Local School District, Various Purpose, GO, Zero Coupon, 12/01/15	100
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	131
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	230

		461

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	39

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Hospital — 0.1%
60	County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project, Series A, Rev., 4.000%, 11/01/15	60
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	207

		267

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
145	Series 1, Rev., GNMA/FNMA/COLL, 4.800%, 11/01/28	153
140	Series 1, Rev., GNMA/FNMA/COLL, 5.000%, 11/01/28	148
530	Series 2, Rev., GNMA/FNMA/COLL, 4.500%, 11/01/28	564
325	Series 3, Rev., GNMA/FNMA/COLL, 4.500%, 11/01/29	344

		1,209

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	120

	Other Revenue — 1.2%
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
115	Series C, Rev., 3.000%, 11/15/16	117
120	Series C, Rev., 3.000%, 05/15/17	124
175	Series C, Rev., 3.000%, 11/15/17	180
340	Series C, Rev., 3.000%, 11/15/18	351
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., 5.000%, 12/01/20	1,168
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VAR, 3.750%, 12/03/18	1,027
2,145	Southeastern Ohio Port Authority, Hospital Facilities, Memorial Health System, Rev., 5.000%, 12/01/15	2,161
25	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B-1, Rev., 5.000%, 01/01/17	27
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15	152

		5,307

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Prerefunded — 0.1%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	205
370	State of Ohio, Series A, GO, 5.000%, 06/15/16 (p)	384

		589

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	17

	Total Ohio	8,192

	Oklahoma — 0.3%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
155	Series A, Rev., GNMA/COLL, 4.750%, 03/01/28	167
160	Series B, Rev., GNMA/COLL, 4.500%, 09/01/27	170

		337

	Transportation — 0.2%
105	Oklahoma Department of Transportation, Series A, Rev., NATL-RE, 5.625%, 09/01/15	105
	Tulsa Airports Improvement Trust,
250	Series A, Rev., 3.000%, 06/01/16	254
400	Series B, Rev., 3.000%, 06/01/16	406

		765

	Total Oklahoma	1,102

	Oregon — 0.9%
	Housing — 0.2%
875	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	937
190	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., GNMA/FNMA/FHLMC/COLL FHA INS, 1.650%, 01/01/17	191

		1,128

	Other Revenue — 0.1%
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/18	415

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Prerefunded — 0.3%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/19 (p)	112
1,000	Series A, Rev., AGM, 5.000%, 04/01/17 (p)	1,069

		1,181

	Transportation — 0.3%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,142

	Total Oregon	3,866

	Pennsylvania — 1.7%
	Education — 0.3%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	296
25	Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series B, Rev., AMBAC, 5.000%, 09/01/15	25
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	411
400	Series A, Rev., 5.000%, 07/15/17	428

		1,160

	General Obligation — 0.1%
50	City of Easton, GO, AGM, 3.000%, 11/15/15	51
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20	117
190	GO, NATL-RE, 5.375%, 07/01/16	198
35	Counties of Cumberland & Franklin, Shippensburg Area School District, Series A, GO, AGM, 4.000%, 11/15/15	35

		401

	Housing — 0.8%
2,500	Pennsylvania Housing Finance Agency, Single Family, Series 116A, Rev., 3.500%, 10/01/35	2,589
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
220	Series 112, Rev., 5.000%, 04/01/28	234
425	Series 96-B, Rev., 3.950%, 10/01/16	438

		3,261

	Other Revenue 0.5%
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., VAR, 0.470%, 09/03/15	1,990
	Utility — 0.0% (g)
175	Philadelphia Gas Works Co., General Ordinance, Series 1998, Rev., AMBAC, 5.000%, 10/01/15	176

	Total Pennsylvania	6,988

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	South Carolina — 1.3%
	Education — 0.7%
175	Allendale County School District, Rev., 2.000%, 12/01/15	176
3,000	University of South Carolina Athletic Facilities, Rev., 4.000%, 05/01/45	3,045

		3,221

	General Obligation — 0.0% (g)
25	Lexington County School District No. 1, Series C, GO, SCSDE, 5.000%, 02/01/17	27

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,023

	Other Revenue — 0.1%
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	253

	Prerefunded — 0.0% (g)
75	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District, South Carolina Project, Rev., 5.250%, 12/01/15 (p)	76

	Total South Carolina	5,600

	South Dakota — 0.7%
	Housing — 0.6%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
770	Series D, Rev., AMT, 4.000%, 11/01/29	804
1,180	Series F, Rev., 4.000%, 11/01/44	1,259
155	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	164
430	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	459

		2,686

	Other Revenue — 0.1%
430	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	437

	Total South Dakota	3,123

	Tennessee — 0.6%
	Housing — 0.6%
	Tennessee Housing Development Agency, Homeownership Program,
225	Series 1A, Rev., AMT, 4.500%, 01/01/38	239

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	41

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
35	Series 1C, Rev., AMT, 3.750%, 01/01/25	35
245	Series A, Rev., AMT, 4.500%, 07/01/31	261
	Tennessee Housing Development Agency, Housing Finance Program,
135	Series A, Rev., 4.500%, 01/01/28	142
260	Series B, Rev., 4.500%, 01/01/28	279
1,270	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,360

	Total Tennessee	2,316

	Texas — 6.4%
	Education — 0.0% (g)
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	107

	General Obligation — 2.3%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	117
150	City of El Paso, GO, 5.000%, 08/15/18	168
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	481
750	County of Brazoria, Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 3.000%, 08/14/17	781
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	300
815	GO, PSF-GTD, Zero Coupon, 08/15/19	772
135	GO, PSF-GTD, Zero Coupon, 08/15/20	124
460	Crandall Independent School District, Series A, GO, PSF-GTD, Zero Coupon, 08/15/16	459
25	Cypress-Fairbanks Independent School District, Schoolhouse, GO, PSF-GTD, 5.000%, 02/15/16	26
650	Dallas County Community College District, GO, 5.000%, 02/15/16	664
745	Fort Bend County Municipal Utility District No. 138, GO, 2.000%, 09/01/15	745
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, PSF-GTD, 5.000%, 02/15/20	214
	Harris County Permanent Improvement,
375	Series A, GO, 5.000%, 10/01/18	421
25	Series B, GO, 4.000%, 10/01/16	26
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	250

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	General Obligation — continued
3,555	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 2.125%, 08/01/20	3,559
170	State of Texas, GO, 5.000%, 04/01/16	175
35	Tarrant Country, Limited Tax, GO, 5.000%, 07/15/16	36
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	201

		9,689

	Hospital — 1.1%
4,400	Harris County, Cultural Education Facilities Finance Corp., Houston Methodist Hospital, Rev., 4.000%, 12/01/45	4,339
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	401

		4,740

	Housing — 1.2%
2,500	Mckinney Housing Finance Corp. Multifamily Housing, Lakes of El Dorado Apartments, Rev., 0.600%, 10/01/16	2,500
2,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Ash Lane Apartments, Rev., 0.600%, 10/01/16	1,998
635	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., AGM, FGIC, 4.250%, 01/01/34	683

		5,181

	Other Revenue — 1.2%
950	City of Houston, Airport System Revenue, Auction Rate Securities, Series P-1, Rev., VAR, AGM, 0.280%, 09/03/15	883
2,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.700%, 09/03/15	2,001
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	2,094

		4,978

	Prerefunded — 0.3%
200	City of Dallas, Improvement, Series 2007, GO, 5.000%, 02/15/17 (p)	213
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21 (p)	194
615	North Texas Tollway Authority, First Tier, Series E-3, Rev., VAR, 5.750%, 01/01/16 (p)	626
15	State of Texas, GO, 5.000%, 04/01/16 (p)	15
100	Tomball Independent School District, School Building, GO, AGC, PSF-GTD, 5.000%, 02/15/18 (p)	110

		1,158

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Special Tax — 0.1%
295	City of Irving, Hotel Occupancy Tax, Series B, Rev., 2.000%, 08/15/17	297

	Transportation — 0.1%
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	54
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	157
105	Texas Transportation Commission, Highway, First Tier, Series A, Rev., 4.750%, 04/01/17	112

		323

	Utility — 0.1%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	170
270	SA Energy Acquisition Public Facility Corp., Rev., 5.250%, 08/01/16	280
65	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien, Series A, Rev., 5.000%, 12/15/15	66

		516

	Total Texas	26,989

	Utah — 0.0% (g)
	General Obligation — 0.0% (g)
20	Davis County, School District, School Building Guaranty Program, GO, 4.000%, 06/01/16	21
145	State of Utah, Series A, GO, 5.000%, 07/01/20	170

	Total Utah	191

	Vermont — 1.0%
	Housing — 0.9%
	Vermont Housing Finance Agency, Multiple Purpose,
2,000	Series B, Rev., 4.000%, 11/01/44	2,148
1,810	Series B, Rev., AMT, 4.125%, 11/01/42	1,886

		4,034

	Other Revenue — 0.1%
310	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/COLL, 4.500%, 02/01/26	330

	Total Vermont	4,364

	Virginia — 0.3%
	Education — 0.0% (g)
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16	105

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/16	608

	Other Revenue — 0.1%
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	177
175	Series B, Rev., 5.000%, 11/01/26	204

		381

	Prerefunded — 0.0% (g)
100	Virgina Resources Authority, Infrastructure Revenue, Pooled Financing Program, Series B, Rev., 5.000%, 11/01/15 (p)	101

	Total Virginia	1,195

	Washington — 1.1%
	General Obligation — 0.0% (g)
25	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	26
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	116

		142

	Hospital — 0.6%
2,330	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., GNMA/FNMA, 3.500%, 06/01/44	2,445

	Housing — 0.4%
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	368
205	Seattle City Housing Authority, Rev., 1.000%, 09/15/15	205
805	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., FHLMC, 4.250%, 10/01/32	866

		1,439

	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	112

	Transportation — 0.0% (g)
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR MBIA, 5.500%, 12/01/19	127
25	State of Washington, Federal Highway, SR 520 Corridor Program, Series C, Rev., GAN, 5.000%, 09/01/15	25

		152

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	43

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Utility — 0.1%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	403

	Total Washington	4,693

	West Virginia — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Rev., VAR, 2.250%, 09/01/16	1,009

	Wisconsin — 0.2%
	General Obligation — 0.0% (g)
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	107

	Hospital — 0.0% (g)
100	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 3.000%, 07/01/16	102

	Other Revenue — 0.2%
	Wisconsin Health & Educational Facilities Authority, Fort Healthcare, Inc.,
400	Rev., 4.000%, 05/01/16	408
350	Rev., 4.000%, 05/01/17	366

		774

	Total Wisconsin	983

	Wyoming — 0.7%
	Housing — 0.6%
	Wyoming Community Development Authority Housing,
270	Series 1, Rev., AMT, 4.000%, 06/01/32	270
2,000	Series 6, Rev., 4.000%, 06/01/45 (w)	2,165

		2,435

	Other Revenue — 0.1%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	668

	Total Wyoming	3,103

	Total Municipal Bonds (Cost $246,434)	248,173

Quarterly Demand Notes — 2.4%
	California — 0.7%
3,000	California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Series A, Rev., VRDO, 0.600%, 11/02/15 (e)	3,000

	New York — 0.7%
3,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VRDO, 0.550%, 11/02/15	3,000

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Texas — 1.0%
4,000	Mission Economic Development Corp., Solid Waste Disposal, Allied Waste, Inc. Project, Series A, Rev., VRDO, 0.430%, 10/01/15	4,000

	Total Quarterly Demand Notes (Cost $10,000)	10,000

Semi-Annual Demand Notes — 0.6%
	Alabama — 0.2%
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	760

	Indiana — 0.0% (g)
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	253

	Michigan — 0.1%
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Rev., VAR, 4.000%, 06/01/16	308

	Texas — 0.3%
400	City of Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., VAR, 2.000%, 12/01/15	402
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/16	1,000

	Total Texas	1,402

	Total Semi-Annual Demand Notes (Cost $2,726)	2,723

Weekly Demand Notes — 15.8%
	California — 1.3%
2,650	California Statewide Communities Development Authority, Kaiser Permanente, Series M, Rev., VRDO, 0.010%, 09/03/15	2,650
2,850	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.010%, 09/03/15	2,850

	Total California	5,500

	Delaware — 0.0% (g)
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, LIQ: Bank of America N.A., 0.270%, 09/03/15	150

	Florida — 0.4%
1,900	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 0.950%, 09/03/15	1,900

	Georgia — 0.2%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.020%, 09/03/15	295

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Georgia — continued
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.010%, 09/03/15	700

	Total Georgia	995

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.010%, 09/03/15	850

	Maryland — 0.6%
2,430	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.010%, 09/03/15	2,430

	Massachusetts — 1.5%
2,500	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System, Series I-2, Rev., VRDO, 0.010%, 09/03/15	2,500
4,000	University of Massachusetts, Building Authority, Series 1, Rev., VRDO, 0.020%, 09/03/15	4,000

	Total Massachusetts	6,500

	Missouri — 0.9%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.020%, 09/03/15	2,600
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.030%, 09/03/15	1,200

	Total Missouri	3,800

	New Jersey — 0.2%
700	New Jersey EDA, School Facilities Construction, Series E, Rev., VRDO, 1.720%, 09/03/15 (p)	700

	New Mexico — 0.9%
3,815	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.010%, 09/03/15	3,815

	New York — 1.6%
2,980	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.020%, 09/03/15	2,980
770	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank, N.A., 0.030%, 09/03/15	770
2,850	Onondaga County Trust Cultural, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.010%, 09/03/15	2,850

	Total New York	6,600

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	North Carolina — 1.6%
3,595	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.010%, 09/03/15	3,595
1,055	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.020%, 09/03/15	1,055
1,650	County of Wake, Public Improvement, Series C, GO, VRDO, 0.010%, 09/03/15	1,650
355	North Carolina Capital Facilities Finance Agency, Student Housing, The NCA&T University Foundation, LLC Project, Series B, Rev., VRDO, AGC, LOC: Wells Fargo Bank N.A., 0.020%, 09/03/15	355

	Total North Carolina	6,655

	Ohio — 0.6%
1,600	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.020%, 09/03/15	1,600
800	Ohio State University, Series B, GO, VRDO, 0.010%, 09/03/15	800

	Total Ohio	2,400

	Pennsylvania — 1.1%
1,000	Downingtown Area School District, Chester County, GO, VAR, 0.390%, 09/03/15	1,000
3,500	St. Mary Hospital Authority, Catholic Health, Series B, Rev., VRDO, 0.070%, 09/03/15	3,500

	Total Pennsylvania	4,500

	Rhode Island — 0.2%
800	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University Issue, Series A, Rev., VRDO, 0.010%, 09/03/15	800

	South Carolina — 0.2%
850	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.050%, 09/03/15	850

	Tennessee — 1.9%
3,010	BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: BB&T Corp., 0.040%, 09/03/15 (e)	3,010
5,000	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.110%, 09/03/15	5,000

	Total Tennessee	8,010

	Texas — 0.5%
1,060	Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, 0.020%, 09/03/15	1,060
485	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.010%, 09/03/15	485

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	45

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Texas — continued
400	University of Texas, Financing System, Series B-4, Rev., VRDO, 0.010%, 09/03/15	400

	Total Texas	1,945

	Virginia — 1.9%
4,800	Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.010%, 09/03/15	4,800
3,450	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.010%, 09/03/15 (e)	3,450

	Total Virginia	8,250

	Total Weekly Demand Notes (Cost $66,651)	66,650

SHARES
Investment Companies — 0.0% (g)
	Fixed Income: — 0.0% (g)
3	BlackRock Corporate High Yield Fund, Inc.	30
4	BlackRock Debt Strategies Fund, Inc.	13
3	Blackstone/GSO Strategic Credit Fund	46
1	Eaton Vance Floating-Rate Income Trust	14
1	Eaton Vance Senior Income Trust	8

	Total Investment Companies (Cost $114)	111

PRINCIPAL AMOUNT
Loan Assignments — 0.3%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
137	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21 ^	131

	Consumer Staples — 0.1%
	Household Products — 0.1%
405	Sun Products Corp. (The), Tranche B Term Loan, VAR, 5.500%, 03/23/20 ^	389
141	Zep, Inc., Initial Term Loan, VAR, 5.750%, 06/24/22	143

	Total Consumer Staples	532

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
181	Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18	181

	Industrials — 0.1%
	Machinery — 0.0% (g)
56	Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20 ^	54

	Marine — 0.1%
257	Commercial Barge Line Co., 2nd Lien Initial Term Loan, VAR, 10.750%, 03/22/20	260

	Total Industrials	314

	Total Loan Assignments (Cost $1,159)	1,158

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
249	Eurodollar, Expiring 12/14/15, at $98.75, American Style	2

	Total Options Purchased (Cost $102)	2

SHARES
Short-Term Investments — 0.4%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
375	0.060%, 11/12/15 (k) (n)	375
500	0.090%,, 01/21/16 (k) (n)	500

	Total U.S. Treasury Obligations	875

	Investment Company — 0.2% (g)
685	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) †	685

	Total Short-Term Investments (Cost $1,560)	1,560

	Total Investments — 101.7% (Cost $431,384)	431,363
	Liabilities in Excess of Other Assets — (1.7)%	(6,828)

	NET ASSETS — 100.0%	$424,535

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(7)	10 Year U.S. Treasury Note	12/21/15	USD	(889)	11
(2)	U.S. Ultra Bond	12/21/15	USD	(317)	11
(18)	2 Year U.S. Treasury Note	12/31/15	USD	(3,933)	6
(84)	5 Year U.S. Treasury Note	12/31/15	USD	(10,033)	77
(87)	90 Day Eurodollar	03/14/16	USD	(21,615)	(30)

					75

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
446	AUD	Goldman Sachs International	09/21/15	338	317	(21)
447	AUD	Westpac Banking Corp.	09/21/15	341	318	(23)
210	AUD	Union Bank of Switzerland AG	12/15/15	160	149	(11)
755	EUR	Goldman Sachs International	09/21/15	844	847	3
378	EUR	Morgan Stanley	09/21/15	437	424	(13)
1,360	NZD	Union Bank of Switzerland AG	09/21/15	1,007	860	(147)
230	NZD	Westpac Banking Corp.	12/15/15	161	145	(16)
1,751	SGD	BNP Paribas	09/21/15	1,314	1,240	(74)
2,220	SGD	Goldman Sachs International	09/21/15	1,631	1,572	(59)
1,663	SGD	Union Bank of Switzerland AG	09/21/15	1,253	1,177	(76)
				7,486	7,049	(437)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
447	AUD	Morgan Stanley	09/21/15	341	317	24
447	AUD	Union Bank of Switzerland AG	09/21/15	344	318	26
210	AUD	Westpac Banking Corp.	12/15/15	159	149	10
755	EUR	Deutsche Bank AG	09/21/15	822	847	(25)
378	EUR	Goldman Sachs International	09/21/15	427	424	3
1,022	EUR	Goldman Sachs International	10/13/15	1,125	1,148	(23)
1,360	NZD	Union Bank of Switzerland AG	09/21/15	986	860	126
230	NZD	Union Bank of Switzerland AG	12/15/15	154	145	9
2,485	SGD	BNP Paribas	09/21/15	1,826	1,759	67
754	SGD	TD Bank Financial Group	09/21/15	553	534	19
3,148	SGD	Union Bank of Switzerland AG	09/21/15	2,343	2,230	113
				9,080	8,731	349

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	47

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 5.0% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	390	—	(h)
Goldman Sachs International:
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	320	(1)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	380	(1)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	1
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	310	2
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	150	1
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	—	(h)
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	230	5
iBoxx USD Liquid High Yield Index	1 month USD LIBOR and decreases in total return of index	Increases in total return of index	03/21/16	80	2

					10

Credit Default Swaps — Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.985%	40	(3)	4
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	03/20/17	0.985	96	(7)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	70	(7)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	74	(7)	10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	109	(11)	13
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.220	13	(1)	1
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/17	1.220	60	(5)	7
Frontier Communications Corp., 9.000%, 08/15/31	5.000% quarterly	06/20/17	1.767	42	(3)	4
iStar Financial, Inc., 7.125%, 02/15/18	5.000% quarterly	09/20/16	1.623	68	(3)	5
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	1.537	100	(8)	8
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	09/20/20	1.458	2,560	51	(39)
BNP Paribas:
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	09/20/20	5.840	220	43	(16)
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	09/20/20	1.145	4,370	22	21
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	750	54	(49)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	750	54	(48)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	09/20/20	2.595	2,550	183	(160)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	09/20/20	4.434	150	(5)	(4)
Staples, Inc., 2.750%, 01/12/18	1.000% quarterly	09/20/20	1.692	150	5	(5)
Weatherford International Ltd., 4.500%, 04/15/22	1.000% quarterly	09/20/20	4.546	300	45	(52)

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Citibank, N.A.:
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	09/20/20	8.189	150	17	(9)
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.225	122	(11)	13
Freeport-McMoRan, Inc., 3.550%, 03/01/22	1.000% quarterly	09/20/20	5.840	80	16	(15)
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	09/20/20	3.275	510	51	(41)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	1.181	150	(14)	17
Goldman Sachs International:
First Data Corp., 12.625%, 01/15/21	5.000% quarterly	09/20/17	1.225	30	(2)	3
Morgan Stanley Capital Services:
Transocean, Inc., 7.375%, 04/15/18	1.000% quarterly	09/20/20	8.439	150	42	(35)

					496	(351)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%	120	19	(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	200	33	(59)
CDX.EM.23-V1	1.000% quarterly	06/20/20	3.475	1,810	186	(194)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	150	2	2
Citibank, N.A.:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	150	2	1
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	100	16	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997	230	38	(59)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	150	2	2
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	150	2	3
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.254	150	2	2

					302	(353)

Centrally Cleared Credit Default Swaps — Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.HY.23-V4	5.000% quarterly	12/20/19	3.402%		370	(26)	31
CDX.NA.HY.24-V2	5.000% quarterly	06/20/20	3.910		730	(39)	50
CDX.NA.IG.23-V1	1.000% quarterly	12/20/19	0.798		12,600	(130)	218
iTraxx Europe 22.1	1.000% quarterly	12/20/19	0.634	EUR	15,960	(313)	368

						(508)	667

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	49

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps — Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530%	80	(51)	53
Barclays Bank plc:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	54	(34)	27
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	70	(44)	43
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	140	(88)	81
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	140	(88)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	140	(88)	91
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	70	(44)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	150	(95)	96
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	220	(139)	141
BNP Paribas:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/16	75.330	240	(93)	87
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	70	(33)	25
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	80	(38)	40
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	80	(51)	52
Citibank, N.A.:
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	60	1	5
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	70	1	2
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	80	1	2
Credit Suisse International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	70	(33)	32
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	80	(38)	38
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	300	(140)	141
Deutsche Bank AG, New York:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	70	(44)	42
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	80	(51)	48
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	80	(50)	51
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/15	5.576	30	— (h)	1
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	130	1	18
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	40	(19)	18
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	70	(33)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	80	(38)	38
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	150	(71)	67
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	70	(41)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	70	(41)	34
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	70	(41)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	70	(41)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	76.162	140	(81)	68
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	12/20/19	65.237	27	(17)	16
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	70	(44)	45
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	70	(44)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	70	(44)	46
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	80	(51)	51
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	80	(50)	48
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	90	1	9
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	03/20/16	5.578	130	1	11
Sears Roebuck Acceptance Corp., 7.000%, 06/01/32	5.000% quarterly	09/20/16	6.747	60	— (h)	10

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Union Bank of Switzerland AG:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	80	(38)	39
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	09/20/16	77.831	80	(38)	41
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	10	(6)	6
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	30	(19)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	70	(44)	47
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	03/20/20	64.530	80	(50)	53

					(2,087)	2,101

Centrally Cleared Credit Default Swaps — Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF AUGUST 31, 2015 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
iTraxx Europe Crossover 22.1	5.000% quarterly	12/20/19	3.191%	EUR 2,660	239	(206)

[1]

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[2]

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

[3]

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]

Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	51

J.P. Morgan Tax Aware Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

ABX	— Asset-Backed Securities Index
ACE	— Adjusted Current Earnings
ADR	— American Depositary Receipt
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BHAC	— Insured by Berkshire Hathaway Assurance Corp.
CDX	— Credit Default Swap Index
CHESLA	— Connecticut Higher Education Supplemental Loan Authority
CMO	— Collateralized Mortgage Obligation
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
CSMC	— Credit Suisse Mortgage Trust
DIP	— Debtor in possession
EDA	— Economic Development Authority
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Notes
GNMA	— Government National Mortgage Association
GO	— General Obligation
GRAN	— Grant Revenue Anticipation Notes
GTD	— Guaranteed
IDA	— Industrial Development Authority
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified Index. The interest rate shown is the rate in effect as of August 31, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Insurance Corp.
NATL	— Insured by National Public Finance Guarantee Corp.

NZD	— New Zealand Dollar
OASBO	— Ohio Association of School Business Officials
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Note
RE	— Reinsured
REMIC	— Real Estate Mortgage Investment Conduits
Rev.	— Revenue
SGD	— Singapore Dollar
SCSDE	— South Carolina School District Enhancement
USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of August 31, 2015.
XLCA	— Insured by XL Capital Assurance

†	— Approximately $590,000 of this investment is restricted as collateral for swaps to various brokers.
(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted Security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(k)	— All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	— The rate shown is the current yield as of August 31, 2015.
(n)	— The rate shown is the effective yield at the date of purchase.
(p)	— Security is prerefunded or escrowed to maturity.
(r)	— Rates shown are per annum and payments are as described.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— When-issued security.
^	— All or a portion of the security is unsettled as of August 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	53

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$108,402		$430,678
Investments in affiliates, at value	4,008		95
Investments in affiliates — restricted, at value	—		590

Total investment securities, at value	112,410		431,363
Cash	—		676
Foreign currency, at value	—		59
Due from custodian	—		254
Receivables:
Investment securities sold	133		4,041
Fund shares sold	96		268
Interest and dividends from non-affiliates	1,108		2,725
Dividends from affiliates	—	(a)	—	(a)
Variation margin on futures contracts	—		17
Unrealized appreciation on forward foreign currency exchange contracts	—		400
Variation Margin on Centrally Cleared Swaps	—		24
Outstanding swap contracts, at value	—		903

Total Assets	113,747		440,730

LIABILITIES:
Payables:
Due to custodian	188		—
Investment securities purchased	755		4,646
Investment securities purchased — delayed delivery securities	—		7,869
Fund shares redeemed	41		588
Unrealized depreciation on forward foreign currency exchange contracts	—		488
Outstanding swap contracts, at value	—		2,182
Accrued liabilities:
Investment advisory fees	5		90
Distribution fees	25		30
Shareholder servicing fees	15		79
Collateral management fees	—		9
Custodian and accounting fees	27		74
Other	75		140

Total Liabilities	1,131		16,195

Net Assets	$112,616		$424,535

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

	Tax Aware High Income Fund	Tax Aware Income Opportunities Fund
NET ASSETS:
Paid-in-Capital	$110,592	$425,348
Accumulated undistributed (distributions in excess of) net investment income	63	(126)
Accumulated net realized gains (losses)	(431)	(966)
Net unrealized appreciation (depreciation)	2,392	279

Total Net Assets	$112,616	$424,535

Net Assets:
Class A	$46,830	$94,992
Class C	22,411	14,564
Select Class	43,375	314,979

Total	$112,616	$424,535

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	4,293	9,338
Class C	2,059	1,448
Select Class	3,977	30,957

Net Asset Value (a):
Class A — Redemption price per share	$10.91	$10.17
Class C — Offering price per share (b)	10.89	10.06
Select Class — Offering and redemption price per share	10.91	10.17
Class A maximum sales charge	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.34	$10.57

Cost of investments in non-affiliates	$106,010	$430,699
Cost of investments in affiliates	4,008	95
Cost of investments in affiliates — restricted	—	590
Cost of foreign currency	—	58
Premiums paid on swaps	—	1,042
Premiums received on swaps	—	2,900

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	55

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,961		$4,089
Dividend income from non-affiliates	—	(a)	2
Dividend income from affiliates	—	(a)	— (a)

Total investment income	1,961		4,091

EXPENSES:
Investment advisory fees	210		867
Administration fees	49		178
Distribution fees:
Class A	60		131
Class C	88		59
Shareholder servicing fees:
Class A	60		131
Class C	29		20
Select Class	61		391
Custodian and accounting fees	42		149
Interest expense to affiliates	—		— (a)
Professional fees	41		61
Collateral management fees	—		9
Trustees’ and Chief Compliance Officer’s fees	—	(a)	1
Printing and mailing costs	7		20
Registration and filing fees	35		34
Transfer agent fees (See Note 2.I.)	3		4
Sub-transfer agent fees (See Note 2.I.)	25		82
Other	3		4

Total expenses	713		2,141

Less fees waived	(289)		(620)
Less expense reimbursements	—	(a)	—

Net expenses	424		1,521

Net investment income (loss)	1,537		2,570

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	85		296
Futures	—		(263)
Foreign currency transactions	—		151
Swaps	—		390

Net realized gain (loss)	85		574

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,380)		(3,206)
Futures	—		140
Foreign currency translations	—		(175)
Swaps	—		(259)

Change in net unrealized appreciation/depreciation	(1,380)		(3,500)

Net realized/unrealized gains (losses)	(1,295)		(2,926)

Change in net assets resulting from operations	$242		$(356)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,537	$2,644	$2,570	$2,204
Net realized gain (loss)	85	(117)	574	(1,461)
Distributions of capital gains received from investment company affiliates	—	1	—	— (a)
Change in net unrealized appreciation/depreciation	(1,380)	2,408	(3,500)	1,223

Change in net assets resulting from operations	242	4,936	(356)	1,966

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(643)	(1,127)	(830)	(293)
From net realized gains	—	—	—	(213)
Class C
From net investment income	(257)	(426)	(79)	—
From net realized gains	—	—	—	(30)
Select Class
From net investment income	(670)	(1,059)	(2,667)	(979)
From net realized gains	—	—	—	(554)

Total distributions to shareholders	(1,570)	(2,612)	(3,576)	(2,069)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(8,115)	25,429	(28,540)	20,504

NET ASSETS:
Change in net assets	(9,443)	27,753	(32,472)	20,401
Beginning of period	122,059	94,306	457,007	436,606

End of period	$112,616	$122,059	$424,535	$457,007

Accumulated undistributed (distributions in excess of) net investment income	$63	$96	$(126)	$880

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	57

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Aware High Income Fund		Tax Aware Income Opportunities Fund
	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$6,852	$18,766	$15,186	$72,178
Distributions reinvested	608	1,060	661	413
Cost of shares redeemed	(7,430)	(16,029)	(32,457)	(84,199)

Change in net assets resulting from Class A capital transactions	$30	$3,797	$(16,610)	$(11,608)

Class C
Proceeds from shares issued	$2,185	$7,276	$624	$5,281
Distributions reinvested	239	400	55	21
Cost of shares redeemed	(2,754)	(5,372)	(3,100)	(6,901)

Change in net assets resulting from Class C capital transactions	$(330)	$2,304	$(2,421)	$(1,599)

Select Class
Proceeds from shares issued	$6,284	$29,089	$70,199	$141,769
Distributions reinvested	437	606	1,761	1,150
Cost of shares redeemed	(14,536)	(10,367)	(81,469)	(109,208)

Change in net assets resulting from Select Class capital transactions	$(7,815)	$19,328	$(9,509)	$33,711

Total change in net assets resulting from capital transactions	$(8,115)	$25,429	$(28,540)	$20,504

SHARE TRANSACTIONS:
Class A
Issued	624	1,716	1,484	7,031
Reinvested	55	97	65	40
Redeemed	(677)	(1,464)	(3,174)	(8,201)

Change in Class A Shares	2	349	(1,625)	(1,130)

Class C
Issued	199	667	63	519
Reinvested	22	37	5	2
Redeemed	(252)	(493)	(307)	(678)

Change in Class C Shares	(31)	211	(239)	(157)

Select Class
Issued	572	2,655	6,876	13,804
Reinvested	40	55	173	112
Redeemed	(1,327)	(947)	(7,965)	(10,633)

Change in Select Class Shares	(715)	1,763	(916)	3,283

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations		Net investment income	Net realized gain		Total distributions
Tax Aware High Income Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$11.03	$0.14	(f)	$(0.11)	$0.03		$(0.15)	$—		$(0.15)
Year Ended February 28, 2015	10.78	0.28	(f)	0.24	0.52		(0.27)	—		(0.27)
Year Ended February 28, 2014	11.08	0.29	(f)	(0.30)	(0.01)		(0.29)	—		(0.29)
Year Ended February 28, 2013	10.90	0.33	(f)	0.17	0.50		(0.31)	(0.01)		(0.32)
Year Ended February 29, 2012	10.14	0.37	(f)	0.77	1.14		(0.38)	—	(g)	(0.38)
Year Ended February 28, 2011	10.25	0.44	(f)	(0.11)	0.33		(0.44)	—		(0.44)

Class C
Six Months Ended August 31, 2015 (Unaudited)	11.01	0.12	(f)	(0.12)	—	(g)	(0.12)	—		(0.12)
Year Ended February 28, 2015	10.76	0.22	(f)	0.25	0.47		(0.22)	—		(0.22)
Year Ended February 28, 2014	11.06	0.24	(f)	(0.31)	(0.07)		(0.23)	—		(0.23)
Year Ended February 28, 2013	10.88	0.27	(f)	0.18	0.45		(0.26)	(0.01)		(0.27)
Year Ended February 29, 2012	10.12	0.32	(f)	0.77	1.09		(0.33)	—	(g)	(0.33)
Year Ended February 28, 2011	10.24	0.39	(f)	(0.12)	0.27		(0.39)	—		(0.39)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	11.03	0.15	(f)	(0.12)	0.03		(0.15)	—		(0.15)
Year Ended February 28, 2015	10.78	0.29	(f)	0.24	0.53		(0.28)	—		(0.28)
Year Ended February 28, 2014	11.08	0.30	(f)	(0.30)	—	(g)	(0.30)	—		(0.30)
Year Ended February 28, 2013	10.89	0.34	(f)	0.18	0.52		(0.32)	(0.01)		(0.33)
Year Ended February 29, 2012	10.13	0.39	(f)	0.76	1.15		(0.39)	—	(g)	(0.39)
Year Ended February 28, 2011	10.24	0.45	(f)	(0.11)	0.34		(0.45)	—		(0.45)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.91	0.27%	$46,830	0.65%	2.63%	1.19%	7%
11.03	4.89	47,319	0.65	2.53	1.22	10
10.78	(0.06)	42,508	0.65	2.72	1.26	24
11.08	4.60	38,594	0.64	2.96	1.24	13
10.90	11.48	19,746	0.65	3.54	1.46	19
10.14	3.23	4,021	0.65	4.25	2.05	16

10.89	0.01	22,411	1.15	2.13	1.71	7
11.01	4.36	23,002	1.15	2.03	1.72	10
10.76	(0.58)	20,223	1.15	2.22	1.76	24
11.06	4.14	28,424	1.14	2.46	1.74	13
10.88	10.98	14,510	1.15	3.01	1.94	19
10.12	2.62	2,751	1.15	3.76	2.55	16

10.91	0.31	43,375	0.55	2.73	0.94	7
11.03	4.99	51,738	0.55	2.63	0.97	10
10.78	0.05	31,575	0.55	2.82	1.01	24
11.08	4.81	23,899	0.54	3.10	1.00	13
10.89	11.59	21,340	0.55	3.68	1.25	19
10.13	3.32	18,518	0.55	4.35	1.81	16

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Aware Income Opportunities Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$10.27	$0.06	(f)	$(0.08)	$(0.02)	$(0.08)	$—	$(0.08)
Year Ended February 28, 2015	10.27	0.05		(0.01)	0.04	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2014	10.32	0.04		0.01	0.05	(0.04)	(0.06)	(0.10)
Year Ended February 28, 2013	10.18	0.06		0.17	0.23	(0.06)	(0.03)	(0.09)
March 1, 2011 (g) through February 29, 2012	10.00	0.06		0.27	0.33	(0.07)	(0.08)	(0.15)

Class C
Six Months Ended August 31, 2015 (Unaudited)	10.16	0.02	(f)	(0.07)	(0.05)	(0.05)	—	(0.05)
Year Ended February 28, 2015	10.20	(0.03)		0.01	(0.02)	—	(0.02)	(0.02)
Year Ended February 28, 2014	10.28	(0.02)		— (h)	(0.02)	— (h)	(0.06)	(0.06)
Year Ended February 28, 2013	10.16	—	(h)	0.16	0.16	(0.01)	(0.03)	(0.04)
March 1, 2011 (g) through February 29, 2012	10.00	0.01		0.26	0.27	(0.03)	(0.08)	(0.11)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	10.27	0.06	(f)	(0.07)	(0.01)	(0.09)	—	(0.09)
Year Ended February 28, 2015	10.27	0.05		— (h)	0.05	(0.03)	(0.02)	(0.05)
Year Ended February 28, 2014	10.32	0.05		0.01	0.06	(0.05)	(0.06)	(0.11)
Year Ended February 28, 2013	10.18	0.07		0.17	0.24	(0.07)	(0.03)	(0.10)
March 1, 2011 (g) through February 29, 2012	10.00	0.07		0.27	0.34	(0.08)	(0.08)	(0.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)(e)

$10.17	(0.17)%	$94,992	0.75%	1.14%	1.14%	73%
10.27	0.40	112,551	0.75	0.43	1.13	246
10.27	0.45	124,187	0.76	0.40	1.16	186
10.32	2.23	101,867	0.75	0.63	1.20	309
10.18	3.36	69,567	0.75	0.82	1.37	293

10.06	(0.48)	14,564	1.40	0.49	1.67	73
10.16	(0.22)	17,134	1.40	(0.22)	1.63	246
10.20	(0.18)	18,813	1.41	(0.25)	1.66	186
10.28	1.49	17,682	1.40	(0.01)	1.70	309
10.16	2.70	16,098	1.40	0.15	1.88	293

10.17	(0.11)	314,979	0.65	1.24	0.91	73
10.27	0.47	327,322	0.65	0.53	0.88	246
10.27	0.55	293,606	0.66	0.45	0.90	186
10.32	2.32	120,271	0.65	0.72	0.95	309
10.18	3.43	58,806	0.65	0.83	1.28	293

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	63

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Tax Aware High Income Fund	Class A, Class C, Select Class	Diversified
Tax Aware Income Opportunities Fund	Class A, Class C, Select Class	Diversified

The investment objective of Tax Aware High Income Fund is to seek to provide a high level of after-tax income from a portfolio of fixed income investments.

The investment objective of Tax Aware Income Opportunities Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds, (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

64	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by Tax Aware Income Opportunities Fund at August 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

Tax Aware High Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds Materials	$—	$—	$5	$5
Municipal Bonds
Alabama
Industrial Development Revenue/Pollution Control Revenue	—	253	—	253
Alaska
Education	—	309	—	309
Housing	—	215	—	215
Other Revenue	—	479	—	479

Total Alaska	—	1,003	—	1,003

Arizona
Education	—	330	—	330
Other Revenue	—	109	—	109
Utility	—	247	—	247
Water & Sewer	—	600	—	600

Total Arizona	—	1,286	—	1,286

Arkansas
Housing	—	30	—	30
California
Education	—	113	—	113
General Obligation	—	696	—	696
Hospital	—	105	—	105
Housing	—	10	—	10
Other Revenue	—	695	—	695
Prerefunded	—	736	—	736
Transportation	—	882	—	882
Utility	—	1,255	—	1,255
Water & Sewer	—	222	—	222

Total California	—	4,714	—	4,714

Colorado
Certificate of Participation/Lease	—	342	—	342
General Obligation	—	528	—	528
Housing	—	30	—	30
Utility	—	134	—	134

Total Colorado	—	1,034	—	1,034

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	65

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Connecticut
Education	$—	$1,774	$—	$1,774
Delaware
Housing	—	500	—	500
District of Columbia
Education	—	210	—	210
Other Revenue	—	109	—	109
Transportation	—	336	—	336

Total District of Columbia	—	655	—	655

Florida
Certificate of Participation/Lease	—	892	—	892
Education	—	548	—	548
General Obligation	—	1,347	—	1,347
Housing	—	841	—	841
Industrial Development Revenue/Pollution Control Revenue	—	1,079	—	1,079
Other Revenue	—	1,764	—	1,764
Transportation	—	2,451	—	2,451
Utility	—	2,307	—	2,307

Total Florida	—	11,229	—	11,229

Georgia
Education	—	209	—	209
Housing	—	658	—	658
Industrial Development Revenue/Pollution Control Revenue	—	506	—	506
Other Revenue	—	287	—	287
Prerefunded	—	301	—	301
Transportation	—	533	—	533

Total Georgia	—	2,494	—	2,494

Hawaii
General Obligation	—	114	—	114
Idaho
General Obligation	—	876	—	876
Illinois
General Obligation	—	856	—	856
Housing	—	534	—	534
Other Revenue	—	1,516	—	1,516
Transportation	—	752	—	752
Water & Sewer	—	695	—	695

Total Illinois	—	4,353	—	4,353

Indiana
Housing	—	170	—	170
Other Revenue	—	1,108	—	1,108
Water & Sewer	—	290	—	290

Total Indiana	—	1,568	—	1,568

Iowa
Housing	—	37	—	37
Kansas
Housing	—	130	—	130
Other Revenue	—	215	—	215

Total Kansas	—	345	—	345

66	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Kentucky
Housing	$—	$42	$—	$42
Industrial Development Revenue/Pollution Control Revenue	—	253	—	253

Total Kentucky	—	295	—	295

Louisiana
Housing	—	190	—	190
Other Revenue	—	256	—	256
Transportation	—	139	—	139
Water & Sewer	—	461	—	461

Total Louisiana	—	1,046	—	1,046

Maine
Housing	—	954	—	954
Other Revenue	—	350	—	350

Total Maine	—	1,304	—	1,304

Maryland
Industrial Development Revenue/Pollution Control Revenue	—	109	—	109
Special Tax	—	459	—	459

Total Maryland	—	568	—	568

Massachusetts
Education	—	1,770	—	1,770
Housing	—	1,422	—	1,422
Other Revenue	—	537	—	537
Transportation	—	1,410	—	1,410
Water & Sewer	—	1,324	—	1,324

Total Massachusetts	—	6,463	—	6,463

Michigan
Education	—	559	—	559
General Obligation	—	8	—	8
Industrial Development Revenue/Pollution Control Revenue	—	224	—	224
Other Revenue	—	42	—	42
Transportation	—	627	—	627
Water & Sewer	—	486	—	486

Total Michigan	—	1,946	—	1,946

Minnesota
Hospital	—	210	—	210
Housing	—	2,429	—	2,429

Total Minnesota	—	2,639	—	2,639

Mississippi
Other Revenue	—	319	—	319
Missouri
General Obligation	—	286	—	286
Housing	—	514	—	514
Other Revenue	—	488	—	488

Total Missouri	—	1,288	—	1,288

Montana
Housing	—	350	—	350
Transportation	—	108	—	108
Utility	—	229	—	229

Total Montana	—	687	—	687

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Nebraska
General Obligation	$—	$727	$—	$727
Utility	—	398	—	398

Total Nebraska	—	1,125	—	1,125

Nevada
General Obligation	—	51	—	51
New Hampshire
Education	—	381	—	381
Housing	—	174	—	174

Total New Hampshire	—	555	—	555

New Jersey
Education	—	1,042	—	1,042
Industrial Development Revenue/Pollution Control Revenue	—	511	—	511
Other Revenue	—	658	—	658

Total New Jersey	—	2,211	—	2,211

New Mexico
Housing	—	223	—	223
Other Revenue	—	490	—	490

Total New Mexico	—	713	—	713

New York
Education	—	613	—	613
General Obligation	—	586	—	586
Housing	—	492	—	492
Industrial Development Revenue/Pollution Control Revenue	—	514	—	514
Other Revenue	—	3,014	—	3,014
Special Tax	—	562	—	562
Water & Sewer	—	2,084	—	2,084

Total New York	—	7,865	—	7,865

North Carolina
Housing	—	21	—	21
North Dakota
Housing	—	435	—	435
Utility	—	229	—	229

Total North Dakota	—	664	—	664

Ohio
Education	—	1,135	—	1,135
General Obligation	—	286	—	286
Housing	—	615	—	615
Industrial Development Revenue/Pollution Control Revenue	—	481	—	481
Other Revenue	—	1,344	—	1,344
Prerefunded	—	105	—	105
Utility	—	5	—	5

Total Ohio	—	3,971	—	3,971

Oklahoma
Transportation	—	810	—	810
Water & Sewer	—	593	—	593

Total Oklahoma	—	1,403	—	1,403

68	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oregon
Education	$—	$569	$—	$569
General Obligation	—	357	—	357
Housing	—	307	—	307
Other Revenue	—	361	—	361
Transportation	—	242	—	242

Total Oregon	—	1,836	—	1,836

Pennsylvania
Education	—	844	—	844
Housing	—	678	—	678
Industrial Development Revenue/Pollution Control Revenue	—	502	—	502
Transportation	—	962	—	962

Total Pennsylvania	—	2,986	—	2,986

Rhode Island
Education	—	557	—	557
Transportation	—	283	—	283

Total Rhode Island	—	840	—	840

South Carolina
Education	—	600	—	600
South Dakota
Housing	—	159	—	159
Tennessee
Housing	—	409	—	409
Other Revenue	—	137	—	137
Utility	—	852	—	852

Total Tennessee	—	1,398	—	1,398

Texas
Education	—	683	—	683
General Obligation	—	1,900	—	1,900
Housing	—	192	—	192
Industrial Development Revenue/Pollution Control Revenue	—	509	—	509
Other Revenue	—	357	—	357
Prerefunded	—	278	—	278
Transportation	—	231	—	231
Utility	—	1,201	—	1,201
Water & Sewer	—	478	—	478

Total Texas	—	5,829	—	5,829

Utah
Other Revenue	—	618	—	618
Utility	—	556	—	556

Total Utah	—	1,174	—	1,174

Vermont
Housing	—	1,619	—	1,619
Virginia
Industrial Development Revenue/Pollution Control Revenue	—	254	—	254
Other Revenue	—	549	—	549
Prerefunded	—	36	—	36

Total Virginia	—	839	—	839

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Tax Aware High Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Washington
General Obligation	$—	$187	$—		$187
Hospital	—	782	—		782
Housing	—	169	—		169
Transportation	—	1,141	—		1,141
Utility	—	513	—		513

Total Washington	—	2,792	—		2,792

West Virginia
Other Revenue	—	573	—		573
Wisconsin
Hospital	—	564	—		564
Other Revenue	—	381	—		381
Transportation	—	281	—		281

Total Wisconsin	—	1,226	—		1,226

Wyoming
Housing	—	85	—		85
Other Revenue	—	401	—		401

Total Wyoming	—	486	—		486

Total Municipal Bonds	—	89,756	—		89,756

Common Stock
Materials	—	—	—	(a)	—	(a)
Preferred Stock
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	5,170	—		5,170
Consumer Staples	—	1,668	—		1,668
Energy	—	847	—		847
Financials	—	389	—		389
Health Care	—	2,251	—		2,251
Industrials	—	2,834	—		2,834
Information Technology	—	1,584	—		1,584
Materials	—	1,196	—		1,196
Telecommunication Services	—	498	—		498
Utilities	—	2,204	—		2,204

Total Loan Assignments	—	18,641	—		18,641

Short-Term Investment
Investment Company	4,008	—	—		4,008

Total Investments in Securities	$4,008	$108,397	$5		$112,410

(a)	Value is zero.

70	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

Tax Aware Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$545	$12,193	$12,738
Collateralized Mortgage Obligations
Agency CMO	—	43	—	43
Non-Agency CMO	—	7,401	2,617	10,018

Total Collateralized Mortgage Obligations	—	7,444	2,617	10,061

Commercial Mortgage-Backed Securities	—	240	3,851	4,091
Convertible Bonds
Telecommunication Services	—	136	—	136
Corporate Bonds
Consumer Discretionary	—	2,361	—	2,361
Consumer Staples	—	680	—	680
Energy	—	6,452	—	6,452
Financials	—	1,538	—	1,538
Health Care	—	1,426	—	1,426
Industrials	—	1,085	—	1,085
Information Technology	—	3,660	—	3,660
Materials	—	363	—	363
Telecommunication Services	—	1,572	—	1,572
Utilities	—	173	—	173

Total Corporate Bonds	—	19,310	—	19,310

Daily Demand Notes
Arizona	—	2,620	—	2,620
California	—	1,300	—	1,300
Delaware	—	1,600	—	1,600
Florida	—	1,600	—	1,600
Indiana	—	2,000	—	2,000
Louisiana	—	450	—	450
Massachusetts	—	1,800	—	1,800
Michigan	—	550	—	550
Mississippi	—	1,045	—	1,045
Missouri	—	2,490	—	2,490
New York	—	8,170	—	8,170
North Carolina	—	2,500	—	2,500
Ohio	—	1,800	—	1,800
Pennsylvania	—	600	—	600
South Carolina	—	2,850	—	2,850
Virginia	—	700	—	700
Washington	—	3,900	—	3,900
Wyoming	—	1,000	—	1,000

Total Daily Demand Notes	—	36,975	—	36,975

Insurance-Linked Securities	—	8,643	942	9,585
Monthly Demand Notes
California	—	3,526	—	3,526
New York	—	1,000	—	1,000
Vermont	—	559	—	559

Total Monthly Demand Notes	—	5,085	—	5,085

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds
Alaska	$—	$699	$—	$699
Arizona	—	1,067	—	1,067
Arkansas	—	1,106	—	1,106
California	—	21,286	—	21,286
Colorado	—	1,282	—	1,282
Connecticut	—	3,492	—	3,492
Delaware	—	1,176	—	1,176
District of Columbia	—	3,470	—	3,470
Florida	—	15,516	—	15,516
Georgia	—	5,157	—	5,157
Guam	—	1,084	—	1,084
Hawaii	—	403	—	403
Illinois	—	13,769	—	13,769
Indiana	—	13,627	—	13,627
Iowa	—	613	—	613
Kansas	—	1,589	—	1,589
Kentucky	—	3,068	—	3,068
Louisiana	—	9,168	—	9,168
Maine	—	3,521	—	3,521
Maryland	—	1,443	—	1,443
Massachusetts	—	7,729	—	7,729
Michigan	—	11,376	—	11,376
Minnesota	—	9,760	—	9,760
Mississippi	—	799	—	799
Missouri	—	9,917	—	9,917
Montana	—	1,079	—	1,079
Nebraska	—	1,810	—	1,810
Nevada	—	197	—	197
New Hampshire	—	1,609	—	1,609
New Jersey	—	13,050	—	13,050
New Mexico	—	973	—	973
New York	—	10,259	—	10,259
North Carolina	—	1,106	—	1,106
North Dakota	—	2,259	—	2,259
Ohio	—	8,192	—	8,192
Oklahoma	—	1,102	—	1,102
Oregon	—	3,866	—	3,866
Pennsylvania	—	6,988	—	6,988
South Carolina	—	5,600	—	5,600
South Dakota	—	3,123	—	3,123
Tennessee	—	2,316	—	2,316
Texas	—	26,989	—	26,989
Utah	—	191	—	191
Vermont	—	4,364	—	4,364
Virginia	—	1,195	—	1,195
Washington	—	4,693	—	4,693
West Virginia	—	1,009	—	1,009
Wisconsin	—	983	—	983
Wyoming	—	3,103	—	3,103

Total Municipal Bonds	—	248,173	—	248,173

72	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Annual Demand Notes	$—	$3,005	$—	$3,005
Quarterly Demand Notes
California	—	3,000	—	3,000
New York	—	3,000	—	3,000
Texas	—	4,000	—	4,000

Total Quarterly Demand Notes	—	10,000	—	10,000

Semi-Annual Demand Notes
Alabama	—	760	—	760
Indiana	—	253	—	253
Michigan	—	308	—	308
Texas	—	1,402	—	1,402

Total Semi-Annual Demand Notes	—	2,723	—	2,723

Weekly Demand Notes
California	—	5,500	—	5,500
Delaware	—	150	—	150
Florida	—	1,900	—	1,900
Georgia	—	995	—	995
Illinois	—	850	—	850
Maryland	—	2,430	—	2,430
Massachusetts	—	6,500	—	6,500
Missouri	—	3,800	—	3,800
New Jersey	—	700	—	700
New Mexico	—	3,815	—	3,815
New York	—	6,600	—	6,600
North Carolina	—	6,655	—	6,655
Ohio	—	2,400	—	2,400
Pennsylvania	—	4,500	—	4,500
Rhode Island	—	800	—	800
South Carolina	—	850	—	850
Tennessee	—	8,010	—	8,010
Texas	—	1,945	—	1,945
Virginia	—	8,250	—	8,250

Total Weekly Demand Notes	—	66,650	—	66,650

Loan Assignments
Consumer Discretionary	—	131	—	131
Consumer Staples	—	532	—	532
Energy	—	181	—	181
Industrials	—	314	—	314

Total Loan Assignments	—	1,158	—	1,158

Investment Companies	111	—	—	111

Options Purchased
Put Option Purchased	2	—	—	2
Short-Term Investment
U.S. Treasury Obligations	—	875	—	875
Investment Company	685	—	—	685

Total Short-Term Investment	685	875	—	1,560

Total Investments in Securities	$798	$410,962	$19,603	$431,363

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$400	$—	$400
Futures Contracts	105	—	—	105
Swaps	—	479	—	479

Total Appreciation in Other Financial Instruments	$105	$879	$—	$984

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Tax Aware Income Opportunities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(488)	$—	$(488)
Futures Contracts	(30)	—	—	(30)
Swaps	—	(169)	—	(169)

Total Depreciation in Other Financial Instruments	$(30)	$(657)	$—	$(687)

There were no transfers between levels 1 and 2 during the six months ended August 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware Income Opportunities Fund	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investment in Securities
Asset-Backed Securities	$9,889	$(7)	$(38)	$82	$3,020	$(557)	$—	$(196)	$12,193
Collateralized Mortgage Obligations — Non-Agency CMO	2,842	(27)	15	(1)	293	(505)	—	—	2,617
Commercial Mortgage-Backed Securities	2,287	—	(8)	2	1,690	(120)	—	—	3,851
Insurance-Linked Securities-Preferred Shares	840	—	32	—	70	—		—	942

	$15,858	$(34)	$1	$83	$5,073	$(1,182)	$—	$(196)	$19,603

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2015, which were valued using significant unobservable inputs (Level 3) amounted to approximately ($35,000). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations.

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amount in thousands)

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$12,193	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (3.34%)
			Constant Default Rate	4.44% - 18.00% (7.87%)
			Yield (Discount Rate of Cash Flows)	2.03% - 6.88% (4.45%)

Asset-Backed Securities	12,193

	2,258	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (9.76%)
			Constant Default Rate	0.00% - 13.46% (0.65%)
			Yield (Discount Rate of Cash Flows)	2.12% - 5.20% (3.60%)

Collateralized Mortgage Obligations	2,258

	3,092	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% - 6.14% (5.50%)

Commercial Mortgage-Backed Securities	3,092

Total	$17,543

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was approximately $2,060,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

74	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of August 31, 2015, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A under the Securities Act.

C. Loan Assignments — The Funds may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The funds invest in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the fund’s rights may be more limited than the Lender from which they acquired the assignment and the funds may be able to enforce their rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

D. Derivatives — Tax Aware Income Opportunities Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives are also used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes E(1) — E(4) below describe the various derivatives used by the Fund.

(1). Options — Tax Aware Income Opportunities Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written — Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as change in net unrealized appreciation or depreciation.

If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — Tax Aware Income Opportunities Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — Tax Aware Income Opportunities Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of August 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

76	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

(4). Swaps — Tax Aware Income Opportunities Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearing house through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.). These amounts are not reflected on the Fund’s Statements of Assets and Liabilities and are disclosed in the table below. The Fund’s swap contracts at net value and collateral posted or received by counterparty as of August 31, 2015 are as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
Tax Aware Income Opportunities Fund	Collateral Posted	Goldman Sachs International	$(763)	$590

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Tax Aware Income Opportunities Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

Tax Aware Income Opportunities Fund uses return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Interest Rate Swaps

Tax Aware Income Opportunities Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

(5). Summary of Derivatives Information

The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Tax Aware Income Opportunities Fund

Derivative Contract	Statements of Assets and Liabilities Location
Gross Assets:		Options (a)	Futures Contracts (b)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (c)	OTC Swaps	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2	$75	$—	$—	$12	$89
Foreign exchange contracts	Receivables	—	—	400	—	—	400
Credit contracts	Receivables	—	—	—	239	891	1,130

Total		$2	$75	$400	$239	$903	$1,619

Gross Liabilities:
Foreign exchange contracts	Payables	$—	$—	$(488)	$—	$(2)	$(490)
Credit contracts	Payables	—	—	—	(508)	(2,180)	(2,688)

Total		$—	$—	$(488)	$(508)	$(2,182)	$(3,178)

(a)	The market value of options purchased is reported as Investments in non-affiliates, at value on the Statements of Assets and Liabilities.
(b)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.
(c)	This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015 (amounts in thousands):

Counterparty	Gross Amount of Derivative Assets Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received (e)	Net Amount Due From Counterparty (Not less than zero)
Bank of America	19		(19)	—	—
Barclays Bank plc	272		(272)	—	—
BNP Paribas	473		(294)	—	179
Citibank, N.A.	89		(11)	—	78
Credit Suisse International	54		(54)	—	—
Deutsche Bank AG	1		(1)	—	—
Goldman Sachs International	17		(17)	—	—
Morgan Stanley Capital Services	75		(13)	—	62
TD Bank Financial Group	19		—	—	19
Union Bank of Switzerland AG	274		(274)	—	—
Westpac Banking Corp.	10		(10)	—	—
Centrally Cleared Swaps (b)	239	(c)	—	—	239
Exchanged Traded Futures & Options Contracts (b)	75	(d)	—	—	75

	1,617		(965)	—	652

78	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statements of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Pledged (e)	Net Amount Due To Counterparty (Not less than zero)
Bank of America	51		(19)	—	32
Barclays Bank plc	675		(272)	—	403
BNP Paribas	294		(294)	—	—
Citibank, N.A.	11		(11)	—	—
Credit Suisse International	225		(54)	—	171
Deutsche Bank AG	170		(1)	—	169
Goldman Sachs International	763		(17)	(590)	156
Morgan Stanley	13		(13)	—	—
Union Bank of Switzerland AG	429		(274)	—	155
Westpac Banking Corp.	39		(10)	—	29
Centrally Cleared Swaps (b)	508	(c)	—	—	508
Exchanged Traded Futures & Options Contracts (b)	—	(d)	—	—	—

	3,178		(965)	(590)	1,623

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable to brokers.
(d)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.
(e)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts. See Note 2.D.(4). for actual swap collateral received or posted.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2015, by primary underlying risk exposure (amounts in thousands):

Tax Aware Income Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(11)	$(263)	$—	$189	$(85)
Foreign exchange contracts	—	—	71	—	71
Credit contracts	—	—	—	201	201

Total	$(11)	$(263)	$71	$390	$187

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statements of Operations
Derivative Contract	Options	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(23)	$140	$—	$(244)	$(127)
Foreign exchange contracts	—	—	(125)	—	(125)
Credit contracts	—	—	—	(15)	(15)

Total	$(23)	$140	$(125)	$(259)	$(267)

Tax Aware Income Opportunities Fund’s derivatives contracts held at August 31, 2015 are not accounted for as hedging instruments under GAAP.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	79

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Derivatives Volume

The tables below discloses the volume of Tax Aware Income Opportunities Fund’s futures contracts, forward foreign currency exchange contracts, options and swaps activity during the six months ended August 31, 2015 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Tax Aware Income Opportunities Fund
Futures Contracts:
Average Notional Balance Short	$22,233
Ending Notional Balance Short	36,787
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	11,787
Average Settlement Value Sold	13,532
Ending Value Purchased	7,486
Ending Value Sold	9,080
Exchange-Traded Options:
Average Number of Contracts Purchased	261
Ending Number of Contracts Purchased	249
Credit Default Swaps:
Average Notional Balance — Buy Protection	47,591
Average Notional Balance — Sell Protection	9,870
Ending Notional Balance — Buy Protection	48,484
Ending Notional Balance — Sell Protection	7,356
Return Swaps:
Average Notional Balance — Receives Floating Rate	5,440	(a)
Average Notional Balance — Pays Fixed Rate	390
Ending Notional Balance — Receives Floating Rate	2,160
Ending Notional Balance — Pays Fixed Rate	390

(a)	For the period March 1, 2015 to May 31, 2015 and August 1, 2015 to August 31, 2015.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. When Issued Securities and Forward Commitments — The Funds may purchase when issued securities, including To Be Announced (“TBA”) securities and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. The purchase of securities on a when issued or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued or forward commitment basis is not accrued until the settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when issued or forward commitments.

Tax Aware Income Opportunities Fund had when issued securities outstanding as of August 31, 2015, which are shown as Payable for Investment securities purchased-delayed delivery securities on the Statements of Assets and Liabilities. The values of these securities are detailed on the SOIs.

80	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent and sub-transfer agent fees charged to each class of the Funds for the six months ended August 31, 2015 are as follows (amounts in thousands):

	Class A	Class C		Select Class
Tax Aware High Income Fund
Transfer agent fees	$1	$1		$1
Sub-transfer agent fees	9	6		10
Tax Aware Income Opportunities Fund
Transfer agent fees	1	—	(a)	3
Sub-transfer agent fees	15	4		63

(a)	Amount rounds to less than $1,000.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Tax Aware High Income Fund	0.35%
Tax Aware Income Opportunities Fund	0.40

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	81

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2015, the Distributor retained the following amounts (in thousands):

	Front- End Sales Charge		CDSC
Tax Aware High Income Fund	$4		$—	(a)
Tax Aware Income Opportunities Fund	—	(a)	—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for Tax Aware Income Opportunities Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Collateral management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Select Class
Tax Aware High Income Fund	0.65%	1.15%	0.55%
Tax Aware Income Opportunities Fund	0.75	1.40	0.65

The expense limitation agreements were in effect for the six months ended August 31, 2015, and are in place until at least June 30, 2016.

For the six months ended August 31, 2015, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
Tax Aware High Income Fund	$185	$49	$54	$288	$—	(a)
Tax Aware Income Opportunities Fund	369	178	73	620	—

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended August 31, 2015 were as follows (amounts in thousands):

Tax Aware High Income Fund	$1
Tax Aware Income Opportunities Fund	—	(a)

(a)	Amount rounds to less than $1,000.

82	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended August 31, 2015, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Tax Aware High Income Fund	$7,744	$15,090
Tax Aware Income Opportunities Fund	295,679	297,635

During the six months ended August 31, 2015, there were no purchases or sales of U.S. Government Securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Tax Aware High Income Fund	$110,018	$3,075	$683	$2,392
Tax Aware Income Opportunities Fund	431,384	3,031	3,052	(21)

At February 28, 2015, the Funds had net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Tax Aware High Income Fund	$234	$257
Tax Aware Income Opportunities Fund	—	828

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	83

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015, or at any time during the year then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The Funds each have a shareholder or shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Funds’ outstanding shares, respectively. Significant shareholder transactions by these shareholders may impact the Fund’s performance.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, forward foreign currency exchange contracts, TBA securities, and insurance linked securities.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Funds invest in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

For the six months ending August 31, 2015, the Funds invested substantially all of their assets in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

Tax Aware Income Opportunities Fund invests in Insurance-Linked Securities (catastrophe bonds), or similar restricted securities including Preferred Shares. These are fixed income securities or equity shares for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If trigger event occurs prior to maturity, the Fund may lose all or a portion of their principal in addition to the interest otherwise due from the security. Insurance-Linked Securities may expose the Fund to certain other risks, including issuer risk, credit risk, counterparty risk, liquidity risk and unfavorable tax consequences. The Preferred Shares held by the Fund are subject to contractual restrictions on resale/transfers and are considered to be illiquid securities.

84	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual	$1,000.00	$1,002.70	$3.27	0.65%
Hypothetical	1,000.00	1,021.87	3.30	0.65
Class C
Actual	1,000.00	1,000.10	5.78	1.15
Hypothetical	1,000.00	1,019.36	5.84	1.15
Select Class
Actual	1,000.00	1,003.10	2.77	0.55
Hypothetical	1,000.00	1,022.37	2.80	0.55

Tax Aware Income Opportunities Fund
Class A
Actual	1,000.00	998.30	3.77	0.75
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	995.20	7.02	1.40
Hypothetical	1,000.00	1,018.10	7.10	1.40
Select Class
Actual	1,000.00	998.90	3.27	0.65
Hypothetical	1,000.00	1,021.87	3.30	0.65

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	85

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreements for each of the Funds whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from the Adviser. This information includes the Funds’ performance as compared to the performance of their peers and benchmarks and analyses by the Adviser of the Funds’ performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Funds’ expense ratios and those of their peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The Trustees’ independent consultant also provided additional analyses of the Funds’ performance, as well as a risk/return assessment of the Funds as compared to the Funds’ objectives and peers in connection with the Trustees’ review of the Advisory Agreements. Before voting on the proposed Advisory Agreements, the Trustees reviewed the proposed Advisory Agreements with representatives of the Adviser, counsel to the Trust, and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed

Advisory Agreements. The Trustees also discussed the proposed Advisory Agreements in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement.

The Trustees considered information provided with respect to the Funds over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable and that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to each Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of each Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes

86	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

designed to improve investment results and the services provided to each Fund.

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to each of the Funds. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under each of the Advisory Agreements was not unreasonable in light of the services and benefits provided to each Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Funds for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Funds’ distributor and that these fees are in turn generally paid to financial intermediaries that sell the Funds, including financial intermediaries that are affiliates of the Adviser. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Funds may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for each Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allow each Fund’s shareholders to share potential economies of scale from a Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Funds over time, noting the Adviser’s substantial investments in its business in support of the Funds, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels. The Trustees concluded that the Funds’ shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Funds and their shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Funds had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded

AUGUST 31, 2015	J.P. MORGAN TAX AWARE FUNDS	87

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(Unaudited) (continued)

that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Funds in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in each Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared by the Trustees’ independent consultant. The Trustees and Adviser determined that the Funds’ Universe Groups were less meaningful and the independent consultant prepared an analysis of the Funds across various risk and return metrics including standard deviation, Sharpe ratio, credit quality, and duration compared to customized peer groups of funds with similar portfolio objectives (as selected by the independent consultant). The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s performance was in the fifth, fifth and fourth quintiles for Class A shares and in the fifth, fourth and third quintiles for Select Class shares for the one-, three- and five-year periods ended December 31, 2014, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

The Trustees noted that the Tax Aware Income Opportunities Fund’s performance was in the fifth quintile for both Class A and Select Class shares for the one- and three-year periods ended December 31, 2014. The Trustees also noted and discussed the risk and return assessments of the Fund prepared by the independent consultant. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was reasonable. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with the members of the fixed income committee at each of their regular meetings over the course of next year.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by each Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Trustees recognized that Lipper reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determination as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Tax Aware High Income Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the first and third quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

The Trustees noted that the Tax Aware Income Opportunities Fund’s net advisory fee for both Class A and Select Class shares was in the first quintile and that the actual total expenses for Class A and Select Class Shares were in the second and fourth quintiles, respectively, of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

88	J.P. MORGAN TAX AWARE FUNDS	AUGUST 31, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-TAI-815

Semi-Annual Report

J.P. Morgan Income Funds

August 31, 2015 (Unaudited)

JPMorgan Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

September 25, 2015 (Unaudited)

Dear Shareholder,

After a weak start to 2015, the U.S. economy strengthened over the next several months and policy makers indicated a more normalized U.S. monetary policy may be in order, even as central bankers in Europe, Japan and Asia unleashed unprecedented stimulus measures to bolster flagging growth. Over the same period, financial market volatility increased until it truly erupted in mid-August amid acute worries that China’s economy — the world’s second largest — was faltering.

“The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus.”

Though U.S. financial markets largely recovered by the end of August, the shock from the global sell-off in equities, among other considerations, was apparently enough to convince the U.S. Federal Reserve (the “Fed”) to postpone an interest rate increase in September.

Amid an environment of low interest rates, falling energy prices and global growth, U.S. equity prices rose and essentially remained near their closing highs for the first five months of 2015, hitting a peak in mid-May. Meanwhile, U.S. bond markets provided lackluster returns, caught between investor concerns about the timing and impact of a Fed interest rate increase and periodic “flights to safety” as investors reacted to specific market or geopolitical events.

While there was notable weakness the U.S. economy in the first three months of 2015 — mainly due to severe winter weather and a labor dispute at vital West Coast ports — the upward trajectory of the economy resumed in the second quarter and U.S. gross domestic product rose 3.9%. Unemployment continued its steady decline throughout the six month reporting period to 5.1% in August from 5.5% in March.

Importantly, inflationary pressure remained subdued in the U.S. amid lower energy prices and notably stagnant wage growth. Global oil prices dipped below $60 a barrel in March 2015, before rebounding somewhat and then dropping again to below $50 a barrel by August. Global commodities prices also fell sharply through the summer of 2015.

Part of the decline in commodities prices was attributable to signs of slowing growth in China, the world’s leading consumer of raw materials. In response to falling domestic equity prices and weakening economic data, Chinese policy makers enacted a range of stimulus measures, including cutting interest rates and easing bank lending rules in June and July. Then on August 11th, China’s central bank shocked global markets by devaluing the yuan by nearly 2% and two days later, weaker-than-expected retail sales and industrial production data again shook investor confidence.

On Monday, August 24th, China’s stock market suffered its biggest one-day drop since 2011. The Shanghai Composite Index closed down 8.5% for the day. Chinese regulators suspended trading in hundreds of stocks that had each lost 10% or more. The selloff spread rapidly and key equity indexes in developed markets from Asia to Europe closed down by roughly 5%. Emerging market equities also fell, dragging local currencies lower. In U.S. trading, the Standard & Poor’s 500 Index closed down 3.9%.

Government bonds of developed market nations initially benefitted from the sell-off as investors fled to the perceived safety of fixed income securities. But prices for longer-dated U.S. Treasury bonds declined, partly due to massive selling of foreign-exchange reserves (including U.S. Treasuries) by China and partly due to expectations of an imminent Fed interest rate increase.

While the global economic environment at the end of August 2015 was markedly different than it was six months earlier, in fundamental ways it remained unchanged. The U.S. economic recovery remained largely intact amid historically low interest rates, while central banks in the U.S., Europe, Japan and China continued to maintain or increase economic stimulus. Global energy prices remained under pressure. What appeared to have changed is the intensity of investor concern about both the health of China’s economy and the timing of any increase in U.S. interest rates. This uncertain environment and its effects on financial markets may provide opportunities for those investors who have long-term objectives and a well-diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

AUGUST 31, 2015	JPMORGAN INCOME FUND	1

JPMorgan Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(0.96)%
Barclays U.S. Aggregate Index	(0.68)%

Net Assets as of 8/31/2015	$27,304,384
Duration as of 8/31/2015	5.7 Years

INVESTMENT OBJECTIVE**

The JPMorgan Income Fund (the “Fund”) seeks to provide income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

U.S. financial markets struggled during the six month reporting period. Increasing price volatility and concerns about China’s economy began to weigh on global markets. U.S. bond markets were squeezed by expectations of an interest rate increase by the U.S. Federal Reserve and the erosion of investor confidence in China’s economy. However, investor demand for both higher bond yields and higher quality assets amid financial market volatility drove prices for U.S. Treasury bonds higher, especially among bonds with longer maturities.

Other sectors of the bond market also witnessed investors moving to higher quality debt securities amid concerns about the Greek debt crisis, negative growth in Brazil and Russia, mixed corporate earnings and weakness in the energy and commodities sectors. In this environment, high yield debt (also known as “junk bonds”) came under selling pressure as declining oil prices hurt energy sector bonds, which make up a significant portion of high yield bond issuances. Emerging market debt also came under pressure as the prospect of slower economic growth in China raised investor concerns about spillover effects on resource exporting nations, including Brazil, Russia and Indonesia.

For the six months ended August 31, 2015, the Barclays U.S. Aggregate Index returned -0.68%, while the Barclays U.S. High Yield Corporate Index returned -2.85% and the Barclays Emerging Markets Aggregate Index returned -0.13%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund is flexible in its ability to invest in a wide variety of debt securities and financial instruments of any maturity and is not managed to a benchmark. This allows the Fund to shift its allocations based on changing market conditions. For the six months ended August 31, 2015, the Fund underperformed the

Barclays U.S. Aggregate Index (the “Index”). The Fund’s out-of-Index allocation to emerging markets debt and U.S. high yield bonds detracted from performance relative to the Index.

The Fund’s allocation to high yield and emerging market debt securities also detracted from absolute performance, as weakness in commodities prices and investor concerns about slowing economic growth hurt those sectors. The Fund’s allocation to securitized bonds made a positive contribution to absolute performance.

Consistent with the Fund’s strategy of seeking to provide a predictable level of dividends, Select Class Shares distributed approximately $0.043 per share each month over the six month reporting period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically among multiple debt markets and sectors that the portfolio managers believed had a high potential to produce income. The Fund’s managers sought to manage risk through exposure to debt markets that they believed had low correlations to each other.

During the reporting period, the Fund’s managers reduced their allocation to high yield debt and emerging markets as volatility weighed on these sectors through the summer of 2015. The Fund’s positions in cash and securitized markets, where fundamentals remained attractive, increased over the reporting period. The Fund’s overall duration rose during the reporting period as the managers sought to diversify the credit exposure in the portfolio. The Fund’s duration rose to 5.71 years at August 31, 2015, from 4.54 years as of February 28, 2015. Duration measures the price sensitivity of a bond or a portfolio of bonds to changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturities. As of August 31, 2015, the Fund’s yield to maturity was 6.30%, while the Index’s yield to maturity was 2.42%. Yield to maturity is the anticipated return on a bond or portfolio of bonds if held to maturity, calculated on an annual rate.

2	JPMORGAN INCOME FUND	AUGUST 31, 2015

PORTFOLIO COMPOSITION***
Corporate Bonds	45.0%
Collateralized Mortgage Obligations	15.1
Commercial Mortgage-Backed Securities	13.4
Asset-Backed Securities	12.6
Preferred Securities	5.6
Foreign Government Securities	3.9
Municipal Bonds	1.5
Convertible Bond	0.3
Short-Term Investment	2.6

SUMMARY OF INVESTMENTS BY COUNTRY***
United States	78.4%
United Kingdom	5.0
Luxembourg	2.5
Switzerland	1.9
Canada	1.5
Argentina	1.5
Others (each less than 1.0%)	6.6
Short-Term Investment	2.6

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of August 31, 2015. The Fund’s portfolio composition is subject to change.

AUGUST 31, 2015	JPMORGAN INCOME FUND	3

JPMorgan Income Fund

FUND COMMENTARY

SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2015

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	June 2, 2014
Without Sales Charge		(0.98)%	(0.24)%	1.13%
With Sales Charge**		(4.65)	(3.97)	(1.93)
CLASS C SHARES	June 2, 2014
Without CDSC		(1.34)	(0.93)	0.47
With CDSC***		(2.34)	(1.93)	0.47
CLASS R6 SHARES	June 2, 2014	(0.91)	(0.08)	1.33
SELECT CLASS SHARES	June 2, 2014	(0.96)	(0.18)	1.23

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/2/14 TO 8/31/15)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on June 2, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of JPMorgan Income Fund, the Barclays U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from June 2, 2014 to August 31, 2015. The performance of the Lipper Multi-Sector Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays U.S. Aggregate Index (the “Index”) is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Multi-Sector Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMORGAN INCOME FUND	AUGUST 31, 2015

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.0%
250,789	Centex Home Equity Loan Trust, Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	251,990
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	425,730
79,673	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	77,830
242,034	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	241,623
296,000	Nationstar Agency Advance Funding Trust, Series 2013-T2A, Class ET2, 5.926%, 02/18/48 (e)	296,808
230,258	NRPL Trust, Series 2015-2A, Class A1, VAR, 3.750%, 10/25/57 (e)	229,134
128,000	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	124,051
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	100,643
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	99,472
250,000	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	245,872
250,000	Progreso Receivables Funding LLC, Series 2015-B, Class B, 5.000%, 07/28/20 (e)	250,000
124,165	RAMP Trust, Series 2003-RZ5, Class M1, SUB, 5.830%, 12/25/33	123,762
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	271,953
305,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)	300,718
132,766	VOLT XVI LLC, Series 2014-NPL5, Class A2, SUB, 4.000%, 09/25/58 (e)	130,734
99,339	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	99,231

	Total Asset-Backed Securities (Cost $3,282,959)	3,269,551

Collateralized Mortgage Obligations — 14.3%
	Agency CMO — 9.8%
	Federal Home Loan Mortgage Corp. REMIC,
492,471	Series 3907, Class SW, IF, IO, 6.452%, 07/15/26	85,425
872,698	Series 3926, Class MS, IF, IO, 6.552%, 11/15/25	103,215

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — continued
546,411	Series 3958, Class MS, IF, IO, 6.502%, 08/15/26	86,727
274,734	Series 4091, Class TS, IF, IO, 6.352%, 08/15/42	76,739
599,817	Series 4245, Class AS, IF IO, 5.802%, 08/15/43	135,264
	Federal Home Loan Mortgage Corp. STRIPS,
593,266	Series 311, Class S1, IF, IO, 5.752%, 08/15/43	128,150
551,673	Series 312, Class S1, IF, IO, 5.752%, 09/15/43	134,996
	Federal National Mortgage Association REMIC,
591,983	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	91,616
335,000	Series 2010-136, Class CX, 4.000%, 08/25/39	364,971
528,261	Series 2012-9, Class SM, IF, IO, 6.501%, 12/25/26	86,244
488,978	Series 2012-93, Class SK, IF, IO, 5.851%, 09/25/42	111,432
545,232	Series 2012-133, Class HS, IF IO, 5.951%, 12/25/42	132,446
710,350	Series 2012-135, Class SA, IF, IO, 6.001%, 11/25/39	137,255
667,098	Series 2012-144, Class SK, IF, IO, 5.901%, 01/25/43	172,616
481,364	Series 2013-116, Class SC, IF, IO, 6.001%, 04/25/33	80,097
	Government National Mortgage Association,
433,000	Series 2014-58, Class EP, 4.000%, 04/20/44	472,469
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	272,316

		2,671,978

	Non-Agency CMO — 4.5%
	Alternative Loan Trust,
81,821	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	83,849
52,335	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	53,124
72,105	Series 2005-23CB, Class A7, 5.250%, 07/25/35	69,514
193,786	Series 2005-23CB, Class A16, 5.500%, 07/25/35	193,372
24,397	Banc of America Mortgage Trust, Series 2003-10, Class 3B1, 5.000%, 01/25/19	24,131

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	5

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
250,000	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.799%, 04/25/24	235,608
174,376	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	180,415
262,576	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	212,888
18,291	MASTR Asset Securitization Trust, Series 2003-8, Class 1A1, 5.500%, 09/25/33	18,813
116,371	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	120,700
38,827	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.000%, 10/25/37	39,518

		1,231,932

	Total Collateralized Mortgage Obligations (Cost $3,840,896)	3,903,910

Commercial Mortgage-Backed Securities — 12.7%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	250,211
100,000	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.598%, 08/15/31 (e)	99,718
100,000	Banc of America Commercial Mortgage Trust, Series 2007-3, Class B, VAR, 5.741%, 06/10/49	101,593
	Bear Stearns Commercial Mortgage Securities Trust,
250,000	Series 2007-PW16, Class AJ, VAR, 5.895%, 06/11/40	253,982
95,000	Series 2007-PW17, Class AJ, VAR, 6.082%, 06/11/50	97,116
90,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	67,495
125,000	COMM Mortgage Trust, Series 2014-LC15, Class D, VAR, 5.109%, 04/10/47 (e)	117,087
125,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.646%, 02/15/39	125,275
125,000	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, VAR, 3.945%, 04/15/50 (e)	107,146
95,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	96,122

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
170,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.096%, 07/15/44	175,595
155,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, VAR, 6.324%, 07/15/40	159,823
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, VAR, 4.437%, 02/15/46 (e)	143,916
	Morgan Stanley Capital I Trust,
170,000	Series 2005-HQ7, Class D, VAR, 5.373%, 11/14/42	169,963
250,000	Series 2006-HQ8, Class B, VAR, 5.663%, 03/12/44	248,758
135,000	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	136,882
110,000	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	112,169
	Wachovia Bank Commercial Mortgage Trust,
120,000	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	121,921
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	248,860
120,000	Series 2007-C33, Class AJ, VAR, 6.150%, 02/15/51	123,493
250,000	Series 2007-C33, Class B, VAR, 6.150%, 02/15/51	252,379
140,000	Series 2007-C33, Class C, VAR, 6.150%, 02/15/51	140,188
125,000	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, VAR, 3.803%, 11/15/47 (e)	103,869

	Total Commercial Mortgage-Backed Securities (Cost $3,503,382)	3,453,561

Convertible Bond — 0.2%
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
80,000	Whiting Petroleum Corp., 1.250%, 04/01/20 (Cost $68,884) (e)	67,550

Corporate Bonds — 42.6%
	Consumer Discretionary — 11.8%
	Auto Components — 1.6%
75,000	Dana Holding Corp., 6.000%, 09/15/23	75,562
35,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	35,359
60,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	65,100
200,000	Schaeffler Finance B.V., (Netherlands), 4.250%, 05/15/21 (e)	194,500

SEE NOTES TO FINANCIAL STATEMENTS.

6	JPMORGAN INCOME FUND	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
70,000	UCI International, Inc., 8.625%, 02/15/19	57,400

		427,921

	Automobiles — 0.5%
120,000	General Motors Co., 6.250%, 10/02/43	128,520

	Diversified Consumer Services — 0.2%
60,000	Service Corp. International, 7.500%, 04/01/27	69,271

	Hotels, Restaurants & Leisure — 1.3%
65,000	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.000%, 10/01/20	64,187
25,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	24,250
10,000	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	10,725
	MGM Resorts International,
25,000	6.000%, 03/15/23	25,375
85,000	7.750%, 03/15/22	94,138
20,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	19,850
40,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	42,100
10,000	Station Casinos LLC, 7.500%, 03/01/21	10,579
	Viking Cruises Ltd., (Bermuda),
15,000	6.250%, 05/15/25 (e)	14,775
20,000	8.500%, 10/15/22 (e)	22,000
25,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)	23,125

		351,104

	Household Durables — 0.4%
70,000	Apex Tool Group LLC, 7.000%, 02/01/21 (e)	58,800
22,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	21,340
25,000	Meritage Homes Corp., 7.000%, 04/01/22	26,688

		106,828

	Media — 6.4%
200,000	Altice S.A.,, (Luxembourg), 7.750%, 05/15/22 (e)	195,000
30,000	AMC Entertainment, Inc., 5.750%, 06/15/25	29,850
28,000	Cablevision Systems Corp., 8.000%, 04/15/20	30,310
	CCO Safari II LLC,
8,000	4.464%, 07/23/22 (e)	7,962
3,000	4.908%, 07/23/25 (e)	2,972
291,000	6.384%, 10/23/35 (e)	296,438

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — continued
	Clear Channel Worldwide Holdings, Inc.,
115,000	Series B, 6.500%, 11/15/22	118,795
50,000	Series B, 7.625%, 03/15/20	51,750
120,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	113,271
	DISH DBS Corp.,
100,000	5.000%, 03/15/23	88,313
72,000	5.875%, 11/15/24	65,610
25,000	Gray Television, Inc., 7.500%, 10/01/20	25,851
40,000	iHeartCommunications, Inc., 9.000%, 12/15/19	37,650
140,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	141,050
200,000	Numericable-SFR SAS, (France), 6.000%, 05/15/22 (e)	200,000
	Regal Entertainment Group,
23,000	5.750%, 03/15/22	23,144
30,000	5.750%, 02/01/25	29,100
	Sinclair Television Group, Inc.,
50,000	5.375%, 04/01/21	49,812
55,000	6.125%, 10/01/22	55,275
78,000	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	80,340
30,000	Tribune Media Co., 5.875%, 07/15/22 (e)	30,225
10,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	10,175
	WMG Acquisition Corp.,
35,000	5.625%, 04/15/22 (e)	34,738
30,000	6.750%, 04/15/22 (e)	28,650

		1,746,281

	Multiline Retail — 0.4%
110,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	116,050

	Specialty Retail — 1.0%
34,000	Caleres, Inc., 6.250%, 08/15/23 (e)	34,340
35,000	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	29,662
35,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	32,830
50,000	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	51,750
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	26,438
100,000	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	105,875

		280,895

	Total Consumer Discretionary	3,226,870

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	7

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Staples — 4.2%
	Beverages — 0.1%
25,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	29,031

	Food & Staples Retailing — 1.1%
21,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	22,496
40,000	New Albertsons, Inc., 8.000%, 05/01/31	40,000
40,000	SUPERVALU, Inc., 7.750%, 11/15/22	41,400
205,000	Tesco plc, (United Kingdom), 6.150%, 11/15/37 (e)	199,447

		303,343

	Food Products — 1.5%
	JBS USA LLC/JBS USA Finance, Inc.,
25,000	5.875%, 07/15/24 (e)	24,952
25,000	7.250%, 06/01/21 (e)	26,048
127,000	Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)	133,481
	Post Holdings, Inc.,
31,000	6.750%, 12/01/21 (e)	31,233
95,000	7.375%, 02/15/22	97,375
	Smithfield Foods, Inc.,
25,000	5.875%, 08/01/21 (e)	25,937
25,000	6.625%, 08/15/22	26,594
35,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	35,875

		401,495

	Household Products — 0.3%
67,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	65,242
25,000	Spectrum Brands, Inc., 6.625%, 11/15/22	26,843

		92,085

	Personal Products — 0.2%
60,000	Revlon Consumer Products Corp., 5.750%, 02/15/21	59,400

	Tobacco — 1.0%
65,000	Altria Group, Inc., 5.375%, 01/31/44	67,926
190,000	Reynolds American, Inc., 5.850%, 08/15/45	204,594

		272,520

	Total Consumer Staples	1,157,874

	Energy — 3.5%
	Energy Equipment & Services — 0.2%
25,000	Drill Rigs Holdings, Inc., 6.500%, 10/01/17 (e)	19,125
20,000	Pioneer Energy Services Corp., 6.125%, 03/15/22	11,400

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Energy Equipment & Services — continued
17,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	14,450
25,000	Unit Corp., 6.625%, 05/15/21	21,531

		66,506

	Oil, Gas & Consumable Fuels — 3.3%
25,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	24,500
9,000	California Resources Corp., 5.500%, 09/15/21	6,978
25,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22	22,750
25,000	Energy Transfer Equity LP, 5.875%, 01/15/24	24,125
85,000	Energy Transfer Partners LP, 6.500%, 02/01/42	84,029
90,000	EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	87,165
65,000	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	46,800
25,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.750%, 08/01/22	24,250
	Halcon Resources Corp.,
30,000	8.625%, 02/01/20 (e)	26,325
25,000	8.875%, 05/15/21	8,250
10,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	10,220
105,000	Kinder Morgan Energy Partners LP, 6.950%, 01/15/38	107,360
60,000	Legacy Reserves LP/Legacy Reserves Finance Corp., 8.000%, 12/01/20	45,600
35,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24	32,462
60,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	48,300
10,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	9,550
175,000	Petroleos de Venezuela S.A., (Venezuela), Reg. S, 5.250%, 04/12/17	73,955
18,000	QEP Resources, Inc., 5.250%, 05/01/23	15,574
35,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 04/15/23	34,025
49,000	SM Energy Co., 6.500%, 01/01/23	47,114
25,000	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	20,125
75,000	Williams Partners LP, 5.800%, 11/15/43	67,171

SEE NOTES TO FINANCIAL STATEMENTS.

8	JPMORGAN INCOME FUND	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	WPX Energy, Inc.,
15,000	5.250%, 09/15/24	12,317
24,000	6.000%, 01/15/22	20,280

		899,225

	Total Energy	965,731

	Financials — 3.8%
	Banks — 1.4%
200,000	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	228,000
140,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.000%, 12/19/23	149,491

		377,491

	Consumer Finance — 0.2%
50,000	Ally Financial, Inc., 8.000%, 11/01/31	59,199

	Diversified Financial Services — 0.2%
35,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	36,662
25,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	21,125

		57,787

	Insurance — 1.4%
110,000	American International Group, Inc., 6.250%, 03/15/37	119,900
52,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	60,580
140,000	MetLife, Inc., 6.400%, 12/15/36	153,825
35,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	34,300
25,000	USI, Inc., 7.750%, 01/15/21 (e)	24,250

		392,855

	Real Estate Investment Trusts (REITs) — 0.3%
10,000	Crown Castle International Corp., 5.250%, 01/15/23	10,463
25,000	FelCor Lodging LP, 6.000%, 06/01/25 (e)	25,406
50,000	GEO Group, Inc. (The), 6.625%, 02/15/21	52,125

		87,994

	Real Estate Management & Development — 0.1%
25,000	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	24,125

	Thrifts & Mortgage Finance — 0.2%
50,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	48,750

	Total Financials	1,048,201

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care — 3.4%
	Health Care Equipment & Supplies — 0.5%
25,000	Alere, Inc., 6.375%, 07/01/23 (e)	25,625
60,000	Becton, Dickinson and Co., 4.685%, 12/15/44	59,081
27,000	Mallinckrodt International Finance S.A., (Luxembourg), 4.750%, 04/15/23	25,599
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
5,000	4.875%, 04/15/20 (e)	5,050
5,000	5.500%, 04/15/25 (e)	4,963
25,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	25,500

		145,818

	Health Care Providers & Services — 1.7%
15,000	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	15,292
15,000	Amsurg Corp., 5.625%, 07/15/22	15,309
42,000	CHS/Community Health Systems, Inc., 6.875%, 02/01/22	44,638
28,000	HCA, Inc., 7.500%, 02/15/22	32,121
50,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	51,819
75,000	Kindred Healthcare, Inc., 8.000%, 01/15/20 (e)	82,172
43,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	44,183
	Tenet Healthcare Corp.,
19,000	6.750%, 06/15/23	19,570
141,000	8.125%, 04/01/22	156,158

		461,262

	Pharmaceuticals — 1.2%
145,000	Actavis Funding SCS, (Luxembourg), 4.750%, 03/15/45	132,243
25,000	Concordia Healthcare Corp., (Canada), 7.000%, 04/15/23 (e)	25,815
20,000	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	21,260
	Valeant Pharmaceuticals International, Inc., (Canada),
25,000	5.500%, 03/01/23 (e)	25,343
100,000	7.250%, 07/15/22 (e)	105,250

		309,911

	Total Health Care	916,991

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	9

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Industrials — 3.2%
	Aerospace & Defense — 0.3%
25,000	Bombardier, Inc., (Canada), 7.750%, 03/15/20 (e)	20,875
65,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	58,500

		79,375

	Airlines — 0.1%
22,442	U.S. Airways 2012-2 Class B Pass-Through Trust, 6.750%, 06/03/21	23,676

	Building Products — 0.2%
25,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	25,937
25,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	24,938

		50,875

	Commercial Services & Supplies — 1.0%
5,000	ACCO Brands Corp., 6.750%, 04/30/20	5,250
35,000	ADT Corp. (The), 6.250%, 10/15/21	36,137
25,000	Aramark Services, Inc., 5.750%, 03/15/20	25,922
25,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	24,938
20,000	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	20,600
25,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	17,563
135,000	New York University, 4.142%, 07/01/48	128,049
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22	9,300

		267,759

	Construction & Engineering — 0.2%
30,000	AECOM, 5.875%, 10/15/24 (e)	30,225
50,000	MasTec, Inc., 4.875%, 03/15/23	41,000

		71,225

	Machinery — 0.4%
25,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	23,625
10,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	10,250
75,000	Terex Corp., 6.000%, 05/15/21	75,750

		109,625

	Marine — 0.1%
15,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	12,450

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Marine — continued
10,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	9,225
10,000	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	7,800

		29,475

	Road & Rail — 0.7%
30,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 03/15/25 (e)	28,425
100,000	Hertz Corp. (The), 6.250%, 10/15/22	101,750
60,000	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	54,600

		184,775

	Trading Companies & Distributors — 0.2%
25,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	24,875
25,000	HD Supply, Inc., 7.500%, 07/15/20	26,687

		51,562

	Total Industrials	868,347

	Information Technology — 2.7%
	Communications Equipment — 0.9%
50,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	52,281
65,000	Aspect Software, Inc., 10.625%, 05/15/17	57,363
110,000	Avaya, Inc., 7.000%, 04/01/19 (e)	98,725
65,000	Goodman Networks, Inc., 12.125%, 07/01/18	24,700

		233,069

	Electronic Equipment, Instruments & Components — 0.5%
125,000	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	133,750

	IT Services — 0.4%
100,000	First Data Corp., 8.250%, 01/15/21 (e)	105,250

	Semiconductors & Semiconductor Equipment — 0.5%
25,000	Advanced Micro Devices, Inc., 6.750%, 03/01/19	17,625
100,000	Amkor Technology, Inc., 6.375%, 10/01/22	97,250
25,000	Micron Technology, Inc., 5.625%, 01/15/26 (e)	22,687

		137,562

	Software — 0.4%
	Audatex North America, Inc.,
50,000	6.000%, 06/15/21 (e)	48,823
25,000	6.125%, 11/01/23 (e)	24,778

SEE NOTES TO FINANCIAL STATEMENTS.

10	JPMORGAN INCOME FUND	AUGUST 31, 2015

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
50,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)	45,313

		118,914

	Total Information Technology	728,545

	Materials — 3.0%
	Chemicals — 0.8%
25,000	Axiall Corp., 4.875%, 05/15/23	24,250
100,000	Hexion, Inc., 6.625%, 04/15/20	93,250
35,000	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	33,512
65,000	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	65,749

		216,761

	Construction Materials — 0.1%
25,000	Headwaters, Inc., 7.250%, 01/15/19	26,000

	Containers & Packaging — 0.7%
15,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 6.000%, 06/15/17 (e)	14,925
25,000	Cascades, Inc., (Canada), 5.750%, 07/15/23 (e)	24,187
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
50,000	5.750%, 10/15/20	51,563
100,000	9.000%, 04/15/19	102,250

		192,925

	Metals & Mining — 1.3%
35,000	Alcoa, Inc., 5.900%, 02/01/27	35,000
	ArcelorMittal, (Luxembourg),
75,000	6.250%, 03/01/21	73,969
25,000	7.000%, 02/25/22	24,938
25,000	7.750%, 10/15/39	23,187
150,000	Freeport-McMoRan, Inc., 5.450%, 03/15/43	106,500
65,000	Glencore Finance Canada Ltd., (Canada), 5.550%, 10/25/42 (e)	52,669
40,000	Steel Dynamics, Inc., 5.500%, 10/01/24	38,850

		355,113

	Paper & Forest Products — 0.1%
25,000	Clearwater Paper Corp., 5.375%, 02/01/25 (e)	24,437
15,000	Mercer International, Inc., 7.000%, 12/01/19	15,300

		39,737

	Total Materials	830,536

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 4.3%
108,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 09/30/22	108,864
	Frontier Communications Corp.,
5,000	8.500%, 04/15/20	5,137
20,000	8.750%, 04/15/22	19,700
65,000	GCI, Inc., 6.750%, 06/01/21	66,787
	Intelsat Jackson Holdings S.A., (Luxembourg),
5,000	6.625%, 12/15/22	4,375
126,000	7.500%, 04/01/21	122,063
20,000	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	14,985
90,000	Level 3 Communications, Inc., 5.750%, 12/01/22	89,775
137,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	131,520
95,000	Sprint Capital Corp., 6.875%, 11/15/28	81,700
200,000	Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	201,500
200,000	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 01/15/25 (e)	202,500
	Windstream Services LLC,
70,000	6.375%, 08/01/23	51,374
5,000	7.750%, 10/15/20	4,450
28,000	7.750%, 10/01/21	22,820
30,000	Zayo Group LLC/Zayo Capital, Inc., 6.375%, 05/15/25 (e)	29,700

		1,157,250

	Wireless Telecommunication Services — 1.0%
140,000	Sprint Corp., 7.875%, 09/15/23	134,575
	T-Mobile USA, Inc.,
65,000	6.500%, 01/15/24	66,788
75,000	6.731%, 04/28/22	78,750

		280,113

	Total Telecommunication Services	1,437,363

	Utilities — 1.7%
	Electric Utilities — 0.8%
170,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	175,970
43,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	40,313

		216,283

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	11

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Independent Power & Renewable Electricity Producers — 0.9%
		AES Corp.,
	35,000	5.500%, 03/15/24	33,425
	25,000	VAR, 3.324%, 06/01/19	24,750
	50,000	Calpine Corp., 6.000%, 01/15/22 (e)	53,187
	35,000	Dynegy, Inc., 7.375%, 11/01/22	36,225
	35,000	GenOn Energy, Inc., 9.500%, 10/15/18	33,644
	35,000	NRG Energy, Inc., 6.250%, 05/01/24	33,250
	25,000	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	23,625

			238,106

		Total Utilities	454,389

		Total Corporate Bonds (Cost $12,206,432)	11,634,847

	Foreign Government Securities — 3.7%
BRL	265,000	Brazil Notas do Tesouro Nacional, (Brazil), 10.000%, 01/01/17	69,575
	100,000	Government of Dominican Republic, (Dominican Republic), Reg. S, 6.600%, 01/28/24	105,500
	200,000	Provincia de Buenos Aires, (Argentina), 9.950%, 06/09/21 (e)	194,500
	190,000	Republic of Argentina, (Argentina), 7.000%, 10/03/15	189,837
	200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	187,000
	130,000	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15	127,400
	140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	145,250

		Total Foreign Government Securities (Cost $1,094,515)	1,019,062

	Municipal Bonds — 1.4% (t)
		California — 1.0%
	45,000	State of California, Various Purpose, GO, 7.500%, 04/01/34	63,369
		University of California,
	100,000	Series AN, Rev., 4.765%, 05/15/44	104,607
	100,000	Series J, Rev., 4.131%, 05/15/45	94,745

			262,721

		Utah — 0.4%
	100,000	Utah Transit Authority, Sales Tax, Rev., 5.937%, 06/15/39	124,824

		Total Municipal Bonds (Cost $391,035)	387,545

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — 5.3% (x)
	Financials — 5.3%
	Banks — 3.0%
200,000	Banco Bilbao Vizcaya Argentaria S.A., (Spain), VAR, 9.000%, 05/09/18	214,600
50,000	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	48,812
50,000	Citigroup, Inc., VAR, 5.950%, 01/30/23	49,025
250,000	HSBC Holdings plc, (United Kingdom), VAR, 6.375%, 09/17/24	247,188
250,000	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	260,938

		820,563

	Capital Markets — 2.3%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e)	240,000
95,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	93,041
24,000	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20	23,970
250,000	UBS Group AG, (Switzerland), VAR, 7.000%, 02/19/25	258,437

		615,448

	Total Preferred Securities (Cost $1,437,578)	1,436,011

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
674,130	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $674,130)	674,130

	Total Investments — 94.7% (Cost $26,499,811)	25,846,167
	Other Assets in Excess of Liabilities — 5.3% (c)	1,458,217

	NET ASSETS — 100.0%	$27,304,384

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

12	JPMORGAN INCOME FUND	AUGUST 31, 2015

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	U.S. Ultra Bond	12/21/15	USD	792,031	(9,659)
2	5 Year U.S. Treasury Note	12/31/15	USD	238,875	(1,340)

					(10,999)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	215,188	160,999	(54,189)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT AUGUST 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
605,000	BRL	Goldman Sachs International†	12/16/15	211,576	160,999	50,577

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

BRL	— Brazilian Real
CMO	— Collateralized Mortgage Obligation
GO	— General Obligation
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of August 31, 2015. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of August 31, 2015.

USD	— United States Dollar
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of August 31, 2015.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	— Included in this amount is cash segregated as collateral for futures contracts.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	— The rate shown is the current yield as of August 31, 2015.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as off August 31, 2015.

†	— Non-deliverable forward. See Note 2.D. in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	13

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2015 (Unaudited)

Income Fund
ASSETS:
Investments in non-affiliates, at value	$25,172,037
Investments in affiliates, at value	674,130

Total investment securities, at value	25,846,167
Cash	1,151,463
Foreign currency, at value	725
Deposits at broker for futures contracts	43,000
Receivables:
Investment securities sold	31,220
Fund shares sold	15,120
Interest from non-affiliates	315,280
Dividends from affiliates	18
Tax reclaims	3,267
Unrealized appreciation on forward foreign currency exchange contracts	50,577
Due from Adviser	15,704

Total Assets	27,472,541

LIABILITIES:
Payables:
Distributions	3,400
Fund shares redeemed	1,223
Variation margin on futures contracts	4,156
Unrealized depreciation on forward foreign currency exchange contracts	54,189
Accrued liabilities:
Shareholder servicing fees	2,077
Distribution fees	370
Custodian and accounting fees	23,996
Trustees’ and Chief Compliance Officer’s fees	66
Audit fees	73,615
Other	5,065

Total Liabilities	168,157

Net Assets	$27,304,384

SEE NOTES TO FINANCIAL STATEMENTS.

14	JPMORGAN INCOME FUND	AUGUST 31, 2015

Income Fund
NET ASSETS:
Paid-in-Capital	$28,640,541
Accumulated undistributed (distributions in excess of) net investment income	73,930
Accumulated net realized gains (losses)	(741,721)
Net unrealized appreciation (depreciation)	(668,366)

Total Net Assets	$27,304,384

Net Assets:
Class A	$390,843
Class C	465,224
Class R6	20,137
Select Class	26,428,180

Total	$27,304,384

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	41,101
Class C	48,936
Class R6	2,118
Select Class	2,780,087

Net Asset Value (a):
Class A — Redemption price per share	$9.51
Class C — Offering price per share (b)	9.51
Class R6 — Offering and redemption price per share	9.51
Select Class — Offering and redemption price per share:	9.51
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$9.88

Cost of investments in non-affiliates	$25,825,681
Cost of investments in affiliates	674,130
Cost of foreign currency	836

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	15

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Income Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$826,006
Dividend income from affiliates	147

Total investment income	826,153

EXPENSES:
Investment advisory fees	47,681
Administration fees	11,171
Distribution fees:
Class A	364
Class C	1,324
Shareholder servicing fees:
Class A	364
Class C	441
Select Class	33,201
Custodian and accounting fees	35,221
Professional fees	60,152
Trustees’ and Chief Compliance Officer’s fees	137
Printing and mailing costs	9,636
Registration and filing fees	22,697
Transfer agent fees (See Note 2.I.)	531
Sub-transfer agent fees (See Note 2.I.)	896
Offering costs	10,108
Other	1,719

Total expenses	235,643

Less fees waived	(79,908)
Less expense reimbursements	(85,954)

Net expenses	69,781

Net investment income (loss)	756,372

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(429,949)
Futures	65,146
Foreign currency transactions	(58)

Net realized gain (loss)	(364,861)

Change in net unrealized appreciation/(depreciation) on:
Investments in non-affiliates	(664,995)
Futures	(11,468)
Foreign currency translations	(120)

Change in net unrealized appreciation/depreciation	(676,583)

Net realized/unrealized gains (losses)	(1,041,444)

Change in net assets resulting from operations	$(285,072)

SEE NOTES TO FINANCIAL STATEMENTS.

16	JPMORGAN INCOME FUND	AUGUST 31, 2015

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Income Fund
	Six Months Ended August 31, 2015 (Unaudited)	Period Ended February 28, 2015 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$756,372	$1,031,566
Net realized gain (loss)	(364,861)	(391,064)
Change in net unrealized appreciation/depreciation	(676,583)	8,217

Change in net assets resulting from operations	(285,072)	648,719

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(7,231)	(2,730)
Class C
From net investment income	(7,906)	(2,606)
Class R6
From net investment income	(1,108)	(2,002)
Select Class
From net investment income	(698,751)	(977,592)

Total distributions to shareholders	(714,996)	(984,930)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,851,854	26,788,809

NET ASSETS:
Change in net assets	851,786	26,452,598
Beginning of period	26,452,598	—

End of period	$27,304,384	$26,452,598

Accumulated undistributed (distributions in excess of) net investment income	$73,930	$32,554

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Income Fund
	Six Months Ended August 31, 2015 (Unaudited)	Period Ended February 28, 2015 (a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$302,209	$130,003
Distributions reinvested	7,183	2,730
Cost of shares redeemed	(38,400)	(640)

Change in net assets resulting from Class A capital transactions	$270,992	$132,093

Class C
Proceeds from shares issued	$313,893	$189,261
Distributions reinvested	6,537	2,606
Cost of shares redeemed	(32,768)	(491)

Change in net assets resulting from Class C capital transactions	$287,662	$191,376

Class R6
Proceeds from shares issued	$5	$50,000
Distributions reinvested	1,101	2,002
Cost of shares redeemed	(30,836)	—

Change in net assets resulting from Class R6 capital transactions	$(29,730)	$52,002

Select Class
Proceeds from shares issued	$664,454	$25,455,200
Distributions reinvested	681,517	977,592
Cost of shares redeemed	(23,041)	(19,454)

Change in net assets resulting from Select Class capital transactions	$1,322,930	$26,413,338

Total change in net assets resulting from capital transactions	$1,851,854	$26,788,809

SHARE TRANSACTIONS:
Class A
Issued	30,841	13,271
Reinvested	744	277
Redeemed	(3,967)	(65)

Change in Class A Shares	27,618	13,483

Class C
Issued	32,173	19,270
Reinvested	677	263
Redeemed	(3,397)	(50)

Change in Class C Shares	29,453	19,483

Class R6
Issued	—	5,000
Reinvested	114	202
Redeemed	(3,198)	—

Change in Class R6 Shares	(3,084)	5,202

Select Class
Issued	68,013	2,547,067
Reinvested	70,555	98,824
Redeemed	(2,385)	(1,987)

Change in Select Class Shares	136,183	2,643,904

(a)	Commencement of operations was June 2, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

18	JPMORGAN INCOME FUND	AUGUST 31, 2015

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED AUGUST 31, 2015 (Unaudited)

Income Fund
INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net decrease in net assets resulting from operations	$(285,072)

Adjustments to reconcile net increase/decrease in net assets resulting from operations to net cash provided (used) by operating activities:
Purchase of investment securities	(12,645,424)
Proceeds from disposition of investment securities	11,164,466
Proceeds/Purchases of short-term investments — affiliates, net	247,676
Change in unrealized (appreciation)/depreciation on investments	664,995
Net realized (gain)/loss on investments	429,949
Net amortization (accretion) of income	169,506
Increase in deposits at broker for futures contracts	(8,000)
Increase in tax reclaims receivable	(3,267)
Decrease in interest and dividends receivable from non-affiliates	7,716
Decrease in dividends receivable from affiliates	8
Decrease in variation margin receivable	6,486
Increase in unrealized appreciation on forward foreign currency exchange contracts	(35,071)
Decrease in due from Adviser	56,088
Decrease in deferred offering cost	10,108
Increase in unrealized depreciation on forward foreign currency exchange contracts	35,071
Increase in variation margin payable	4,156
Increase in distribution fees payable	80
Increase in shareholder servicing fees payable	243
Increase in custodian and accounting fees payable	7,812
Increase in Trustees’ and Chief Compliance Officer’s fees payable	19
Increase in audit fees payable	7,828
Increase in other accrued expenses payable	2,242

Net cash provided (used) by operating activities	(162,385)

Cash flows provided (used) by financing activities:
Proceeds from shares issued	1,266,579
Payment for shares redeemed	(124,288)
Cash distributions paid to shareholders (net of reinvestments of $696,338)	(15,258)

Net cash provided (used) by financing activities	1,127,033

Net increase in cash	964,648

Cash:
Beginning of period (including foreign currency of $927)	187,540

End of period (including foreign currency of $725)	$1,152,188

Supplemental disclosure of cash flow information:

For purposes of reporting the Statement of Cash Flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Income Fund
Class A
Six Months Ended August 31, 2015 (Unaudited)	$9.86	$0.26	$(0.36)	$(0.10)	$(0.25)
June 2, 2014(g) through February 28, 2015	10.00	0.39	(0.15)	0.24	(0.38)

Class C
Six Months Ended August 31, 2015 (Unaudited)	9.86	0.23	(0.36)	(0.13)	(0.22)
June 2, 2014(g) through February 28, 2015	10.00	0.34	(0.15)	0.19	(0.33)

Class R6
Six Months Ended August 31, 2015 (Unaudited)	9.86	0.31	(0.40)	(0.09)	(0.26)
June 2, 2014(g) through February 28, 2015	10.00	0.41	(0.16)	0.25	(0.39)

Select Class
Six Months Ended August 31, 2015 (Unaudited)	9.86	0.27	(0.36)	(0.09)	(0.26)
June 2, 2014(g) through February 28, 2015	10.00	0.40	(0.15)	0.25	(0.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Certain non-recurring expenses incurred by the Fund were not annualized for the six months ended August 31, 2015 and for the period ended February 28, 2015.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

20	JPMORGAN INCOME FUND	AUGUST 31, 2015

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)(e)	Net investment income (loss) (e)	Expenses without waivers, reimbursements and earnings credits (e)	Portfolio turnover rate (b)(f)

$9.51	(1.08)%	$390,843	0.75%	5.34%	2.05%	43%
9.86	2.42	132,974	0.75	5.40	2.57	61

9.51	(1.34)	465,224	1.25	4.84	2.52	43
9.86	1.96	192,151	1.25	4.96	3.16	61

9.51	(0.91)	20,137	0.40	5.66	1.73	43
9.86	2.59	51,308	0.40	5.60	1.81	61

9.51	(0.96)	26,428,180	0.50	5.58	1.68	43
9.86	2.51	26,076,165	0.50	5.50	2.07	61

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2015	JPMORGAN INCOME FUND	21

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Income Fund	Class A, Class C, Class R6 and Select Class	Diversified

The investment objective of the Fund is to seek to provide income with a secondary objective of capital appreciation.

The Fund commenced operations on June 2, 2014. Prior to November 6, 2014, the Fund was not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at August 31, 2015.

22	JPMORGAN INCOME FUND	AUGUST 31, 2015

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$796,914	$2,472,637	$3,269,551
Collateralized Mortgage Obligations
Agency CMO	—	2,671,978	—	2,671,978
Non-Agency CMO	—	972,193	259,739	1,231,932

Total Collateralized Mortgage Obligations	—	3,644,171	259,739	3,903,910

Commercial Mortgage-Backed Securities	—	1,207,716	2,245,845	3,453,561
Convertible Bond
Energy	—	67,550	—	67,550
Corporate Bonds
Consumer Discretionary	—	3,226,870	—	3,226,870
Consumer Staples	—	1,157,874	—	1,157,874
Energy	—	965,731	—	965,731
Financials	—	1,048,201	—	1,048,201
Health Care	—	916,991	—	916,991
Industrials	—	868,347	—	868,347
Information Technology	—	728,545	—	728,545
Materials	—	830,536	—	830,536
Telecommunication Services	—	1,437,363	—	1,437,363
Utilities	—	454,389	—	454,389

Total Corporate Bonds	—	11,634,847	—	11,634,847

Foreign Government Securities	—	1,019,062	—	1,019,062
Municipal Bonds	—	387,545	—	387,545
Preferred Securities
Financials	—	1,436,011	—	1,436,011
Short-Term Investment
Investment Company	674,130	—	—	674,130

Total Investments in Securities	$674,130	$20,193,816	$4,978,221	$25,846,167

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$50,577	$—	$50,577

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(54,189)	$—	$(54,189)
Futures Contracts	(10,999)	—	—	(10,999)

Total Depreciation in Other Financial Instruments	$(10,999)	$(54,189)	$—	$(65,188)

There were no transfers between Levels 1 and 2 during the six months ended August 31, 2015.

AUGUST 31, 2015	JPMORGAN INCOME FUND	23

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of February 28, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2015
Investments in Securities
Asset-Backed Securities	$1,788,957	$—	$(2,702)	$135	$1,103,205	$(416,958)	$—	$—	$2,472,637
Collateralized Mortgage Obligations — Non-Agency CMO	275,914	—	(9,746)	803	—	(7,232)	—	—	259,739
Commercial Mortgage-Backed Securities	1,407,672	—	(31,822)	230	869,765	—	—	—	2,245,845
Corporate Bonds — Industrials	24,971	—	—	—	—	—	—	(24,971)	—

	$3,497,514	$—	$(44,270)	$1,168	$1,972,970	$(424,190)	$—	$(24,971)	$4,978,221

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers between Levels 2 and 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $(41,649). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at August 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,484,092	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 6.00% (1.41%)
			Constant Default Rate	3.76% - 36.00% (17.66%)
			Yield (Discount Rate of Cash Flows)	3.65% - 5.89% (4.79%)

Asset-Backed Securities	1,484,092

	259,738	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 19.29% (10.86%)
			Constant Default Rate	0.00% - 0.26% (0.02%)
			Yield (Discount Rate of Cash Flows)	4.69% - 5.50% (4.77%)

Collateralized Mortgage Obligations	259,738

	2,245,846	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (11.14%)
			Yield (Discount Rate of Cash Flows)	3.80% - 6.46% (5.26%)

Commercial Mortgage-Backed Securities	2,245,846

Total	$3,989,676

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At August 31, 2015, the value of these investments was $988,545. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of

24	JPMORGAN INCOME FUND	AUGUST 31, 2015

the Fund. As of August 31, 2015, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended August 31, 2015:

Futures Contracts:
Average Notional Balance Long	$1,260,813	(a)
Average Notional Balance Short	2,984,691	(b)
Ending Notional Balance Long	1,030,906

(a)	For the period March 31, 2015 through August 31, 2015.
(b)	For the period March 1, 2015 through July 31, 2015.

D. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

As of August 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the six months ended August 31, 2015:

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$215,188
Average Settlement Value Sold	211,576
Ending Settlement Value Purchased	215,188
Ending Settlement Value Sold	211,576

AUGUST 31, 2015	JPMORGAN INCOME FUND	25

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

E. Summary of Derivative Information — The following table presents the value of derivatives held as of August 31, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	Receivables	$—	$50,577	$50,577

Gross Liabilities:
Interest rate contracts	Receivables, Net Assets — Unrealized Depreciation	$(10,999)	$—	$(10,999)
Foreign exchange contracts	Payables	—	(54,189)	(54,189)

Total		$(10,999)	$(54,189)	$(65,188)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Goldman Sachs International	$50,577		$(50,577)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)		Derivatives Available for Offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Goldman Sachs International	$54,189		$(50,577)	$—	$3,612
Exchange Traded Futures & Options Contracts (b)	10,999	(c)	—	—	10,999

	$65,188		$(50,577)	$—	$14,611

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.
(b)	These derivatives are not subject to master netting arrangements.
(c)	A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers for futures contracts.

26	JPMORGAN INCOME FUND	AUGUST 31, 2015

The following tables present the effect of derivatives on the Statement of Operations for the six months ended August 31, 2015, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on Statement of Operations
Derivatives Contracts			Futures Contracts
Interest rate contracts			$65,146

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statement of Operations
Derivatives Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Interest rate contracts	$(11,468)	$—	$(11,468)

The Fund’s derivatives contracts held at August 31, 2015 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

G. Offering and Organizational Costs — Total offering costs of $39,249 paid in connection with the offering of shares of the Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations. For the six months ended August 31, 2015, total offering costs amortized were $10,108.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Fund for the six months ended August 31, 2015 are as follows:

	Class A	Class C	Class R6	Select Class
Transfer agent fees	$130	$106	$60	$235
Sub-transfer agent fees	68	71	—	757

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of August 31, 2015, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

AUGUST 31, 2015	JPMORGAN INCOME FUND	27

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

L. Distributions to Shareholders — Distributions from net investment income are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended August 31, 2015, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended August 31, 2015 the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$144	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Select Class Shares, respectively.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R6	Select Class
0.75%	1.25%	0.40%	0.50%

28	JPMORGAN INCOME FUND	AUGUST 31, 2015

The expense limitation agreement was in effect for the six months ended August 31, 2015 and is in place until at least June 30, 2016.

For the six months ended August 31, 2015, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursement
$47,681	$11,171	$21,056	$79,908	$85,954

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund.

There were no waivers resulting from investments in these money market funds for the six months ended August 31, 2015.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended August 31, 2015, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended August 31, 2015, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended August 31, 2015, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$12,613,809	$10,953,921	$—	$262,232

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at August 31, 2015 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$26,499,811	$176,994	$(830,638)	$(653,644)

At February 28, 2015, the Fund had net short-term capital loss carry forwards of $39,916.

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are

AUGUST 31, 2015	JPMORGAN INCOME FUND	29

NOTES TO FINANCIAL STATEMENTS

AS OF AUGUST 31, 2015 (Unaudited) (continued)

taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 9, 2015.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at August 31, 2015, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of August 31, 2015, the Adviser owns a significant portion of the Fund’s outstanding shares.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

30	JPMORGAN INCOME FUND	AUGUST 31, 2015

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, March 1, 2015, and continued to hold your shares at the end of the reporting period, August 31, 2015.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees, and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During the Period*	Annualized Expense Ratio
Income Fund
Class A
Actual	$1,000.00	$989.20	$3.75	0.75%
Hypothetical	1,000.00	1,021.37	3.81	0.75
Class C
Actual	1,000.00	986.60	6.24	1.25
Hypothetical	1,000.00	1,018.85	6.34	1.25
Class R6
Actual	1,000.00	990.90	2.00	0.40
Hypothetical	1,000.00	1,023.13	2.03	0.40
Select Class
Actual	1,000.00	990.40	2.50	0.50
Hypothetical	1,000.00	1,022.62	2.54	0.50

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AUGUST 31, 2015	JPMORGAN INCOME FUND	31

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited)

The Board of Trustees has established various standing committees composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) meet regularly throughout the year and consider factors that are relevant to their annual consideration of investment advisory agreements at each meeting. They also meet for the specific purpose of considering investment advisory agreement annual renewals. The Board of Trustees held meetings in person in June and August 2015, at which the Trustees considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein (the “Advisory Agreement”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreement on August 19, 2015.

As part of their review of the Advisory Agreement, the Trustees considered and reviewed performance and other information about the Fund received from the Adviser. This information includes the Fund’s performance as compared to the performance of its peers and benchmarks and analyses by the Adviser of the Fund’s performance. In addition, the Trustees have engaged an independent management consulting firm (“independent consultant”) to report on the performance of certain J.P. Morgan Funds at each of the Trustees’ regular meetings. The Adviser also periodically provides comparative information regarding the Fund’s expense ratios and those of its peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. The independent consultant also provided additional analyses of the performance of certain J.P. Morgan Funds with greater than two years of performance history in connection with the Trustees’ review of the Advisory Agreement. Before voting on the proposed Advisory Agreement, the Trustees reviewed the proposed Advisory Agreement with representatives of the Adviser, counsel to the Trust and independent legal counsel and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the proposed Advisory Agreement. The Trustees also discussed the proposed Advisory Agreement in executive sessions with independent legal counsel at which no representatives of the Adviser were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement.

The Trustees considered information provided with respect to the Fund over the course of the year. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Adviser from the Fund under the Advisory Agreement was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Adviser. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Adviser and JPMorgan Distribution Services, Inc. (“JPMDS”) about the structure and distribution strategy of the Fund. The Trustees reviewed information relating to the Adviser’s risk governance model and reports showing the Adviser’s compliance structure and ongoing compliance processes. The Trustees also considered the quality of administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Adviser.

The Trustees also considered their knowledge of the nature and quality of the services provided by the Adviser and its affiliates to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Fund, their overall confidence in the Adviser’s integrity and the Adviser’s responsiveness to questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

32	JPMORGAN INCOME FUND	AUGUST 31, 2015

Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser.

Costs of Services Provided and Profitability to the Adviser and its Affiliates

The Trustees received and considered information regarding the profitability to the Adviser and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser.

The Trustees also considered that JPMFM and JPMDS, affiliates of the Adviser, earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting, and other related services.

Economies of Scale

The Trustees considered the extent to which the Fund may benefit from economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints, but that the fees remain competitive with peer funds. The Trustees also considered that the Adviser has implemented fee waivers and expense limitations (“Fee Caps”) which allows the Fund’s shareholders to share potential economies of scale from the Fund’s inception. The Trustees also considered that the Adviser has shared economies of scale by adding or enhancing services to the Fund over time, noting the Adviser’s substantial investments in its business in support of the Fund, including investments in trading systems and technology (including cybersecurity improvements), retention of key talent, additions to analyst and portfolio management teams, and regulatory support enhancements. The Trustees also considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the Fee Caps that the Adviser has in place that serve to limit the overall net expense ratios of the Fund at competitive levels. The Trustees concluded that the Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreement.

Fees Relative to Adviser’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including institutional separate accounts and/or funds sub-advised by the Adviser, and for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered mutual funds relative to the Adviser’s other clients and noted differences in the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered mutual fund involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the mutual fund, pays the sub-advisory fee and that many responsibilities related to the advisory function are retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.

Investment Performance

The Trustees reviewed the Fund’s performance against its benchmark index and considered the performance information

AUGUST 31, 2015	JPMORGAN INCOME FUND	33

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(Unaudited) (continued)

provided for the Fund at regular Board meetings by the Advisor. The performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund’s performance are summarized below:

The Trustees noted the performance of the Fund since its inception on June 2, 2014 as compared with that of its benchmark index. The Trustees discussed the performance and investment strategy of the Fund with the Advisor and, based upon this discussion and various other factors, concluded that the performance was reasonable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Adviser and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund (“Universe Group”). The Trustees reviewed a description of Lipper’s methodology for selecting mutual funds in the Fund’s Universe Group. The Lipper materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fees and expense ratios for certain representative classes are summarized below:

The Trustees noted that the Fund’s net advisory fee and the actual total expenses for both Class A and Select Class shares were in the first quintile of the Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was reasonable.

34	JPMORGAN INCOME FUND	AUGUST 31, 2015

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2015. All rights reserved. August 2015.	SAN-INCOME-815

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 5, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 5, 2015